Quarterly Report
September 30, 2023
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
DIVERSIFIED REITs — 2.5%
American Assets Trust, Inc. REIT	71,091	$1,382,720
Broadstone Net Lease, Inc. REIT	274,010	3,918,343
Empire State Realty Trust, Inc. Class A REIT	189,721	1,525,357
Essential Properties Realty Trust, Inc. REIT	228,274	4,937,567
Global Net Lease, Inc. REIT (a)	284,368	2,732,777
WP Carey, Inc. REIT	313,010	16,927,581
		31,424,345
HEALTH CARE REITs — 10.9%
CareTrust REIT, Inc.	145,526	2,983,283
Community Healthcare Trust, Inc. REIT	36,037	1,070,299
Diversified Healthcare Trust REIT (a)	315,807	612,666
Global Medical REIT, Inc.	90,757	814,090
Healthcare Realty Trust, Inc. REIT	557,291	8,509,833
Healthpeak Properties, Inc. REIT	800,453	14,696,317
Medical Properties Trust, Inc. REIT (a)	875,582	4,771,922
National Health Investors, Inc. REIT	63,536	3,263,209
Omega Healthcare Investors, Inc. REIT	358,275	11,880,399
Universal Health Realty Income Trust REIT	18,687	755,515
Ventas, Inc. REIT	589,000	24,814,570
Welltower, Inc. REIT	759,003	62,177,526
		136,349,629
HOTEL & RESORT REITs — 3.9%
Apple Hospitality REIT, Inc.	311,349	4,776,094
Ashford Hospitality Trust, Inc. REIT (a) (b)	47,402	113,291
Chatham Lodging Trust REIT	71,965	688,705
DiamondRock Hospitality Co. REIT	306,764	2,463,315
Hersha Hospitality Trust Class A REIT	48,795	481,119
Host Hotels & Resorts, Inc. REIT	1,041,211	16,732,261
Park Hotels & Resorts, Inc. REIT	315,684	3,889,227
Pebblebrook Hotel Trust REIT	176,345	2,396,528
RLJ Lodging Trust REIT	230,434	2,255,949
Ryman Hospitality Properties, Inc. REIT	87,377	7,276,756
Service Properties Trust REIT (a)	242,065	1,861,480
Summit Hotel Properties, Inc. REIT	158,272	917,978
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	303,133	$2,834,293
Xenia Hotels & Resorts, Inc. REIT	156,909	1,848,388
		48,535,384
INDUSTRIAL REITs — 17.8%
Americold Realty Trust, Inc. REIT	371,687	11,303,002
EastGroup Properties, Inc. REIT	66,405	11,058,425
First Industrial Realty Trust, Inc. REIT	193,496	9,208,474
Industrial Logistics Properties Trust REIT (a)	86,529	250,069
Innovative Industrial Properties, Inc. REIT	41,018	3,103,422
LXP Industrial Trust REIT	428,188	3,810,873
Plymouth Industrial REIT, Inc.	52,401	1,097,801
Prologis, Inc. REIT	1,351,889	151,695,465
Rexford Industrial Realty, Inc. REIT	302,032	14,905,279
STAG Industrial, Inc. REIT	262,870	9,071,644
Terreno Realty Corp. REIT	122,812	6,975,721
		222,480,175
OFFICE REITs — 6.1%
Alexandria Real Estate Equities, Inc. REIT	227,899	22,812,690
Boston Properties, Inc. REIT	211,214	12,563,009
Brandywine Realty Trust REIT	253,213	1,149,587
City Office REIT, Inc.	59,110	251,217
COPT Defense Properties REIT	164,611	3,922,680
Cousins Properties, Inc. REIT	222,037	4,522,894
Douglas Emmett, Inc. REIT	244,009	3,113,555
Easterly Government Properties, Inc. REIT (a)	136,699	1,562,470
Equity Commonwealth REIT	160,517	2,948,697
Highwoods Properties, Inc. REIT (a)	154,660	3,187,543
Hudson Pacific Properties, Inc. REIT (a)	185,642	1,234,519
JBG SMITH Properties REIT (a)	137,730	1,991,576
Kilroy Realty Corp. REIT	155,998	4,931,097
Office Properties Income Trust REIT	71,564	293,412
Orion Office REIT, Inc.	83,519	435,134
Paramount Group, Inc. REIT	239,791	1,107,834
Piedmont Office Realty Trust, Inc. Class A REIT	182,095	1,023,374
SL Green Realty Corp. REIT	94,253	3,515,637
Vornado Realty Trust REIT (a)	234,241	5,312,586
		75,879,511
RESIDENTIAL REITs — 19.2%
American Homes 4 Rent Class A REIT	465,271	15,674,980
Apartment Income REIT Corp.	218,389	6,704,542

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT (a) (b)	199,157	$1,354,268
AvalonBay Communities, Inc. REIT	207,832	35,693,068
Camden Property Trust REIT	156,245	14,777,652
Centerspace REIT	21,987	1,324,937
Elme Communities REIT	128,524	1,753,067
Equity LifeStyle Properties, Inc. REIT	272,547	17,363,970
Equity Residential REIT	504,658	29,628,471
Essex Property Trust, Inc. REIT	93,959	19,927,764
Independence Realty Trust, Inc. REIT	328,345	4,619,814
Invitation Homes, Inc. REIT	841,716	26,673,980
Mid-America Apartment Communities, Inc. REIT	170,707	21,961,456
NexPoint Residential Trust, Inc. REIT	33,690	1,084,144
Sun Communities, Inc. REIT	182,086	21,548,057
UDR, Inc. REIT	443,534	15,820,858
UMH Properties, Inc. REIT (a)	86,717	1,215,772
Veris Residential, Inc. REIT	117,448	1,937,892
		239,064,692
RETAIL REITs — 16.5%
Acadia Realty Trust REIT	139,244	1,998,151
Agree Realty Corp. REIT	140,825	7,779,173
Brixmor Property Group, Inc. REIT	439,848	9,140,041
Federal Realty Investment Trust REIT	107,406	9,734,206
Getty Realty Corp. REIT	67,284	1,865,785
Kimco Realty Corp. REIT	906,995	15,954,042
Kite Realty Group Trust REIT	321,011	6,876,056
Macerich Co. REIT (a)	315,010	3,436,759
NETSTREIT Corp. (a)	98,017	1,527,105
NNN REIT, Inc.	266,960	9,434,366
Realty Income Corp. REIT	1,037,140	51,794,772
Regency Centers Corp. REIT	240,442	14,291,872
Retail Opportunity Investments Corp. REIT	184,357	2,282,340
RPT Realty REIT	116,803	1,233,440
Simon Property Group, Inc. REIT	478,784	51,723,036
SITE Centers Corp. REIT	263,400	3,247,722
Spirit Realty Capital, Inc. REIT	206,824	6,934,809
Tanger Factory Outlet Centers, Inc. REIT	153,889	3,477,891
Security Description	Shares	Value
Urban Edge Properties REIT (a)	172,132	$2,626,734
		205,358,300
SPECIALIZED REITs — 22.1%
CubeSmart REIT	328,902	12,541,033
Digital Realty Trust, Inc. REIT	442,986	53,610,166
EPR Properties REIT	110,256	4,580,034
Equinix, Inc. REIT	136,900	99,424,994
Extra Space Storage, Inc. REIT	309,172	37,589,132
Four Corners Property Trust, Inc. REIT	132,536	2,940,974
National Storage Affiliates Trust REIT (a)	121,410	3,853,553
Public Storage REIT	231,503	61,005,671
		275,545,557
TOTAL COMMON STOCKS (Cost $1,723,130,848)		1,234,637,593
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	5,775,892	5,777,047
State Street Navigator Securities Lending Portfolio II (e) (f)	13,601,007	13,601,007
TOTAL SHORT-TERM INVESTMENTS (Cost $19,377,921)		19,378,054
TOTAL INVESTMENTS — 100.5% (Cost $1,742,508,769)		1,254,015,647
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,782,881)
NET ASSETS — 100.0%		$1,247,232,766
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	395	12/15/2023	$12,496,816	$12,015,900	$(480,916)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,234,637,593	$—	$—	$1,234,637,593
Short-Term Investments	19,378,054	—	—	19,378,054
TOTAL INVESTMENTS	$1,254,015,647	$—	$—	$1,254,015,647
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(480,916)	$—	$—	$(480,916)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(480,916)	$—	$—	$(480,916)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,247,438	$7,248,887	$15,427,965	$16,899,841	$46	$(10)	5,775,892	$5,777,047	$165,398
State Street Navigator Securities Lending Portfolio II	19,734,758	19,734,758	71,807,639	77,941,390	—	—	13,601,007	13,601,007	2,151
Total		$26,983,645	$87,235,604	$94,841,231	$46	$(10)		$19,378,054	$167,549
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATIONS EQUIPMENT — 0.7%
Clearfield, Inc. (a) (b)	7,426	$212,829
Ubiquiti, Inc. (b)	2,748	399,285
		612,114
CONSUMER FINANCE — 1.4%
Upstart Holdings, Inc. (a) (b)	44,906	1,281,617
DIVERSIFIED CONSUMER SERVICES — 2.0%
Duolingo, Inc. (a)	11,187	1,855,588
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Avnet, Inc.	17,876	861,444
PAR Technology Corp. (a) (b)	33,500	1,291,090
		2,152,534
ENTERTAINMENT — 7.3%
Electronic Arts, Inc.	6,168	742,627
IMAX Corp. (a)	46,303	894,574
iQIYI, Inc. ADR (a) (b)	208,704	989,257
Netflix, Inc. (a)	2,436	919,833
ROBLOX Corp. Class A (a) (b)	24,182	700,311
Roku, Inc. (a)	14,785	1,043,673
Spotify Technology SA (a)	9,859	1,524,596
		6,814,871
FINANCIAL SERVICES — 0.8%
Toast, Inc. Class A (a) (b)	39,689	743,375
HEALTH CARE TECHNOLOGY — 5.0%
American Well Corp. Class A (a)	234,263	274,088
Definitive Healthcare Corp. (a)	61,233	489,252
Doximity, Inc. Class A (a) (b)	21,554	457,376
Health Catalyst, Inc. (a)	70,451	712,964
Phreesia, Inc. (a)	24,742	462,181
Schrodinger, Inc. (a)	46,550	1,315,968
Veeva Systems, Inc. Class A (a)	4,478	911,049
		4,622,878
INTERACTIVE MEDIA & SERVICES — 6.5%
JOYY, Inc. ADR	22,012	838,877
Kanzhun Ltd. ADR (a)	38,136	578,523
Meta Platforms, Inc. Class A (a)	6,652	1,996,997
Pinterest, Inc. Class A (a)	33,052	893,395
Vimeo, Inc. (a)	203,729	721,201
Yandex NV Class A (a) (c)	41,307	—
ZipRecruiter, Inc. Class A (a)	47,439	568,794
ZoomInfo Technologies, Inc. (a)	26,285	431,074
		6,028,861
IT SERVICES — 12.0%
Accenture PLC Class A	2,690	826,126
Chindata Group Holdings Ltd. ADR (a) (b)	97,682	810,761
Endava PLC ADR (a)	9,667	554,402
EPAM Systems, Inc. (a)	2,246	574,280
Fastly, Inc. Class A (a)	80,614	1,545,370
Globant SA (a)	4,392	868,957
Security Description	Shares	Value
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	236,988	$1,168,351
MongoDB, Inc. (a)	4,022	1,391,049
Okta, Inc. (a)	11,926	972,088
Perficient, Inc. (a)	10,560	611,002
Thoughtworks Holding, Inc. (a)	80,854	329,884
Twilio, Inc. Class A (a)	16,865	987,109
Vnet Group, Inc. ADR (a) (b)	148,062	463,434
		11,102,813
MEDIA — 3.6%
Magnite, Inc. (a)	69,085	520,901
Perion Network Ltd. (a) (b)	29,578	905,974
PubMatic, Inc. Class A (a)	57,105	690,971
Trade Desk, Inc. Class A (a)	16,090	1,257,433
		3,375,279
PROFESSIONAL SERVICES — 3.5%
Clarivate PLC (a) (b)	85,081	570,894
Concentrix Corp.	6,268	502,130
Fiverr International Ltd. (a) (b)	24,735	605,265
SS&C Technologies Holdings, Inc.	14,832	779,273
Upwork, Inc. (a)	68,109	773,718
		3,231,280
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.8%
Opendoor Technologies, Inc. (a)	590,232	1,558,213
Zillow Group, Inc. Class C (a)	21,803	1,006,426
		2,564,639
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.8%
Advanced Micro Devices, Inc. (a)	11,221	1,153,743
Aehr Test Systems (a) (b)	31,474	1,438,362
Cohu, Inc. (a)	22,052	759,471
Himax Technologies, Inc. ADR	107,297	626,614
KLA Corp.	1,902	872,371
Kulicke & Soffa Industries, Inc.	16,284	791,891
MaxLinear, Inc. (a)	21,840	485,940
Monolithic Power Systems, Inc.	1,946	899,052
Nova Ltd. (a) (b)	9,002	1,012,185
NVIDIA Corp.	4,550	1,979,205
Onto Innovation, Inc. (a)	10,029	1,278,898
Power Integrations, Inc.	10,116	771,952
SiTime Corp. (a)	7,526	859,846
Teradyne, Inc.	8,314	835,224
		13,764,754
SOFTWARE — 34.6%
Adobe, Inc. (a)	2,346	1,196,225
Amplitude, Inc. Class A (a)	61,596	712,666
AppLovin Corp. Class A (a)	74,087	2,960,516
Asana, Inc. Class A (a)	52,909	968,764
Braze, Inc. Class A (a)	28,785	1,345,123
Check Point Software Technologies Ltd. (a)	5,806	773,824
Crowdstrike Holdings, Inc. Class A (a)	6,679	1,117,931

See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
CyberArk Software Ltd. (a)	5,639	$923,499
Datadog, Inc. Class A (a)	10,266	935,130
Digital Turbine, Inc. (a)	46,664	282,317
DocuSign, Inc. (a)	15,613	655,746
DoubleVerify Holdings, Inc. (a)	31,374	876,903
Dynatrace, Inc. (a)	20,715	968,012
Fortinet, Inc. (a)	14,726	864,122
Gitlab, Inc. Class A (a)	16,528	747,396
HashiCorp, Inc. Class A (a)	25,931	592,005
Jamf Holding Corp. (a)	35,402	625,199
LiveRamp Holdings, Inc. (a)	34,405	992,240
Monday.com Ltd. (a)	6,960	1,108,171
nCino, Inc. (a)	30,133	958,229
Olo, Inc. Class A (a)	112,212	680,005
PagerDuty, Inc. (a)	32,235	724,965
Q2 Holdings, Inc. (a)	29,228	943,188
Qualys, Inc. (a)	6,540	997,677
Rapid7, Inc. (a)	23,347	1,068,826
Samsara, Inc. Class A (a)	58,707	1,480,003
SentinelOne, Inc. Class A (a)	49,857	840,589
Smartsheet, Inc. Class A (a)	20,534	830,806
Tenable Holdings, Inc. (a)	20,076	899,405
Tyler Technologies, Inc. (a)	2,346	905,884
UiPath, Inc. Class A (a)	59,114	1,011,441
Varonis Systems, Inc. (a)	36,055	1,101,120
Zscaler, Inc. (a)	6,547	1,018,648
		32,106,575
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Super Micro Computer, Inc. (a)	9,102	2,495,950
TOTAL COMMON STOCKS (Cost $121,713,995)		92,753,128
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	34,660	34,667
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	5,984,625	$5,984,625
TOTAL SHORT-TERM INVESTMENTS (Cost $6,019,292)		6,019,292
TOTAL INVESTMENTS — 106.5% (Cost $127,733,287)		98,772,420
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(6,006,497)
NET ASSETS — 100.0%		$92,765,923
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$92,753,128	$—	$0(a)	$92,753,128
Short-Term Investments	6,019,292	—	—	6,019,292
TOTAL INVESTMENTS	$98,772,420	$—	$0	$98,772,420
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	65,466	$65,479	$159,560	$190,373	$1	$—	34,660	$34,667	$361
State Street Navigator Securities Lending Portfolio II	10,188,413	10,188,413	19,478,332	23,682,120	—	—	5,984,625	5,984,625	19,260
Total		$10,253,892	$19,637,892	$23,872,493	$1	$—		$6,019,292	$19,621
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.1%
BHP Group Ltd.	39,806	$1,136,817
National Australia Bank Ltd.	60,008	1,125,857
Rio Tinto PLC	18,206	1,149,731
		3,412,405
BELGIUM — 0.7%
Anheuser-Busch InBev SA	19,570	1,087,993
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares	109,603	758,541
Petroleo Brasileiro SA Preference Shares ADR	26,345	361,190
		1,119,731
CANADA — 1.3%
Nutrien Ltd. (a)	16,985	1,053,773
Royal Bank of Canada (a)	12,511	1,098,414
		2,152,187
CHINA — 3.3%
Alibaba Group Holding Ltd. (b)	8,600	93,996
Alibaba Group Holding Ltd. ADR (b)	10,390	901,228
China Construction Bank Corp. Class H	2,008,288	1,133,402
Industrial & Commercial Bank of China Ltd. Class H	2,286,110	1,100,460
PetroChina Co. Ltd. Class H	1,388,458	1,045,973
Tencent Holdings Ltd.	25,506	997,202
		5,272,261
DENMARK — 0.7%
Vestas Wind Systems AS (b)	52,291	1,125,231
FINLAND — 0.7%
Sampo Oyj Class A	25,197	1,093,237
FRANCE — 5.3%
Air Liquide SA	6,198	1,048,891
BNP Paribas SA	17,553	1,123,046
Cie de Saint-Gobain SA	17,327	1,043,461
Engie SA	69,177	1,064,194
LVMH Moet Hennessy Louis Vuitton SE	1,344	1,019,409
Societe Generale SA	40,567	989,790
TotalEnergies SE	16,987	1,120,644
Vinci SA	9,961	1,107,563
		8,516,998
GERMANY — 4.7%
Allianz SE	4,614	1,102,561
BASF SE	23,062	1,048,705
Deutsche Bank AG	106,241	1,175,444
E.ON SE	89,665	1,063,247
Mercedes-Benz Group AG	15,581	1,086,947
SAP SE	7,561	983,200
Security Description	Shares	Value
Siemens AG	7,249	$1,041,174
		7,501,278
INDIA — 2.0%
Infosys Ltd. ADR (a)	62,027	1,061,282
Reliance Industries Ltd.	34,098	962,893
Reliance Industries Ltd. GDR (c)	1,556	86,980
Tata Consultancy Services Ltd.	26,471	1,124,809
		3,235,964
ITALY — 1.4%
Assicurazioni Generali SpA	53,727	1,101,548
UniCredit SpA	49,440	1,189,793
		2,291,341
JAPAN — 10.1%
Bridgestone Corp.	28,567	1,115,879
Canon, Inc. (a)	43,981	1,062,499
Honda Motor Co. Ltd.	98,715	1,112,673
Komatsu Ltd.	37,847	1,025,401
Mitsubishi Corp.	21,780	1,040,361
Mitsubishi UFJ Financial Group, Inc.	133,848	1,137,786
Mitsui & Co. Ltd.	29,173	1,060,179
Mizuho Financial Group, Inc. (a)	65,622	1,117,410
Nippon Steel Corp. (a)	45,918	1,078,523
Panasonic Holdings Corp.	96,464	1,087,301
Seven & i Holdings Co. Ltd.	27,184	1,066,593
SoftBank Group Corp.	25,456	1,080,675
Sony Group Corp.	12,696	1,041,374
Takeda Pharmaceutical Co. Ltd. (a)	36,001	1,119,656
Toyota Motor Corp.	62,400	1,119,625
		16,265,935
LUXEMBOURG — 0.6%
ArcelorMittal SA	41,067	1,033,730
MEXICO — 0.7%
America Movil SAB de CV	1,216,937	1,056,684
NETHERLANDS — 0.7%
Shell PLC (d)	5,557	176,755
Shell PLC (a)(d)	29,620	956,642
		1,133,397
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	78,668	—
SOUTH AFRICA — 1.4%
Anglo American PLC	43,505	1,202,981
MTN Group Ltd.	2,194	13,142
Naspers Ltd. Class N	6,658	1,069,254
		2,285,377
SOUTH KOREA — 0.6%
Samsung Electronics Co. Ltd.	4,867	246,704
Samsung Electronics Co. Ltd. GDR	634	798,840
		1,045,544

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria SA (a)	147,149	$1,201,172
Banco Santander SA	300,966	1,153,027
Telefonica SA (a)	266,660	1,092,038
		3,446,237
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B (a)	214,766	1,054,240
SWITZERLAND — 2.0%
ABB Ltd.	28,895	1,036,025
Novartis AG	11,121	1,141,155
UBS Group AG	43,058	1,067,978
		3,245,158
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	32,404
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,358	987,010
		1,019,414
UNITED KINGDOM — 4.7%
AstraZeneca PLC	7,866	1,065,886
BAE Systems PLC	85,667	1,043,308
BP PLC	164,906	1,069,580
HSBC Holdings PLC	150,591	1,185,351
National Grid PLC	88,348	1,056,764
Tesco PLC	340,376	1,097,608
Vodafone Group PLC	1,201,680	1,126,727
		7,645,224
UNITED STATES — 52.3%
3M Co.	10,327	966,814
Abbott Laboratories	10,955	1,060,992
AbbVie, Inc.	7,350	1,095,591
Accenture PLC Class A	3,297	1,012,542
Adobe, Inc. (b)	1,985	1,012,152
Alphabet, Inc. Class A (b)	4,252	556,417
Alphabet, Inc. Class C (b)	3,579	471,891
Amazon.com, Inc. (b)	7,740	983,909
American Express Co.	7,033	1,049,253
American International Group, Inc.	18,453	1,118,252
Amgen, Inc.	4,134	1,111,054
Apple, Inc.	6,138	1,050,887
AT&T, Inc.	76,287	1,145,831
Bank of America Corp.	38,724	1,060,263
Bank of New York Mellon Corp.	24,524	1,045,949
Baxter International, Inc.	28,434	1,073,099
Berkshire Hathaway, Inc. Class B (b)	2,942	1,030,583
Boeing Co. (b)	5,239	1,004,212
Booking Holdings, Inc. (b)	386	1,190,405
Broadcom, Inc.	1,242	1,031,580
Carnival Corp. (b)	71,855	985,851
Caterpillar, Inc.	3,779	1,031,667
Security Description	Shares	Value
Chevron Corp.	6,396	$1,078,494
Cisco Systems, Inc.	19,371	1,041,385
Coca-Cola Co.	18,879	1,056,846
Colgate-Palmolive Co.	15,046	1,069,921
ConocoPhillips	8,719	1,044,536
CVS Health Corp.	16,674	1,164,179
Deere & Co.	2,724	1,027,983
Duke Energy Corp.	12,090	1,067,063
DuPont de Nemours, Inc.	14,534	1,084,091
eBay, Inc.	24,566	1,083,115
Eli Lilly & Co.	1,864	1,001,210
Exxon Mobil Corp.	9,483	1,115,011
FedEx Corp.	4,364	1,156,111
General Electric Co.	9,807	1,084,164
Gilead Sciences, Inc.	14,041	1,052,233
Goldman Sachs Group, Inc.	3,333	1,078,459
GSK PLC	60,951	1,109,954
Home Depot, Inc.	3,286	992,898
Honeywell International, Inc.	5,783	1,068,351
Howmet Aerospace, Inc.	23,077	1,067,311
HP, Inc.	36,206	930,494
Intel Corp.	28,867	1,026,222
International Business Machines Corp.	7,402	1,038,501
Johnson & Johnson	6,799	1,058,944
JPMorgan Chase & Co.	7,172	1,040,083
McDonald's Corp.	3,892	1,025,308
Medtronic PLC	13,734	1,076,196
Merck & Co., Inc.	9,814	1,010,351
Meta Platforms, Inc. Class A (b)	3,656	1,097,568
Microsoft Corp.	3,196	1,009,137
Mondelez International, Inc. Class A	15,750	1,093,050
Nestle SA	9,315	1,056,338
Netflix, Inc. (b)	2,488	939,469
NextEra Energy, Inc.	15,988	915,953
NIKE, Inc. Class B	11,210	1,071,900
NVIDIA Corp.	2,411	1,048,761
PayPal Holdings, Inc. (b)	18,071	1,056,431
PepsiCo, Inc.	6,212	1,052,561
Pfizer, Inc.	31,113	1,032,018
Philip Morris International, Inc.	11,416	1,056,893
Procter & Gamble Co.	6,996	1,020,437
QUALCOMM, Inc.	10,338	1,148,138
Roche Holding AG	3,819	1,045,549
RTX Corp.	13,125	944,606
Schlumberger NV	18,291	1,066,365
Simon Property Group, Inc. REIT	9,573	1,034,171
Southwest Airlines Co.	36,088	976,902
Starbucks Corp.	11,497	1,049,331
Tesla, Inc. (b)	4,310	1,078,448
Travelers Cos., Inc.	6,859	1,120,143
Union Pacific Corp.	5,049	1,028,128
United Parcel Service, Inc. Class B	6,644	1,035,600
UnitedHealth Group, Inc.	2,235	1,126,865

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	32,829	$1,063,988
Visa, Inc. Class A	4,345	999,393
Walmart, Inc.	6,671	1,066,893
Walt Disney Co. (b)	13,477	1,092,311
Wells Fargo & Co.	26,765	1,093,618
Williams Cos., Inc.	32,487	1,094,487
		84,254,060
TOTAL COMMON STOCKS (Cost $140,885,479)		160,293,626

SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (f)(g)	128,090	128,090
State Street Navigator Securities Lending Portfolio II (h)(i)	6,259,832	6,259,832
TOTAL SHORT-TERM INVESTMENTS (Cost $6,387,922)		6,387,922
TOTAL INVESTMENTS — 103.4% (Cost $147,273,401)		166,681,548
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(5,520,252)
NET ASSETS — 100.0%		$161,161,296

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	2	12/15/2023	$209,583	$204,150	$(5,433)
E-mini S&P 500 Index (long)	2	12/15/2023	451,303	432,550	(18,753)
					$(24,186)
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$160,293,626	$—	$0(a)	$160,293,626
Short-Term Investments	6,387,922	—	—	6,387,922
TOTAL INVESTMENTS	$166,681,548	$—	$0	$166,681,548
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(24,186)	$—	$—	$(24,186)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(24,186)	$—	$—	$(24,186)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.
Sector Breakdown as of September 30, 2023

% of Net Assets
Financials	19.1%
Industrials	13.6
Consumer Discretionary	11.8
Information Technology	11.6
Health Care	11.4
Energy	7.4
Communication Services	7.3
Consumer Staples	7.3
Materials	6.1
Utilities	3.2
Real Estate	0.6
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	230,562	$230,562	$1,804,788	$1,907,260	$—	$—	128,090	$128,090	$4,781
State Street Navigator Securities Lending Portfolio II	1,344,508	1,344,508	14,173,177	9,257,853	—	—	6,259,832	6,259,832	3,710
Total		$1,575,070	$15,977,965	$11,165,113	$—	$—		$6,387,922	$8,491
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	32,706	$8,183,695
CONSTRUCTION & ENGINEERING — 7.0%
Ameresco, Inc. Class A (a) (b)	149,836	5,777,676
Arcosa, Inc.	99,945	7,186,046
Emeren Group Ltd. ADR (a)	319,630	984,460
Valmont Industries, Inc.	17,846	4,286,788
		18,234,970
DIVERSIFIED CONSUMER SERVICES — 2.7%
ADT, Inc.	1,172,847	7,037,082
ELECTRIC UTILITIES — 14.5%
ALLETE, Inc.	117,530	6,205,584
Avangrid, Inc. (b)	189,133	5,706,143
Centrais Eletricas Brasileiras SA ADR	956,273	6,990,356
Cia Paranaense de Energia ADR	251,617	2,206,677
Constellation Energy Corp.	80,866	8,820,863
Enel Chile SA ADR	634,256	1,877,398
NextEra Energy, Inc.	99,148	5,680,189
		37,487,210
ELECTRICAL EQUIPMENT — 25.8%
Array Technologies, Inc. (a)	324,809	7,207,512
Ballard Power Systems, Inc. (a) (b)	1,663,741	6,105,929
Bloom Energy Corp. Class A (a) (b)	465,370	6,170,806
Energy Vault Holdings, Inc. (a) (b)	753,640	1,921,782
Eos Energy Enterprises, Inc. (a) (b)	2,622,931	5,639,302
FuelCell Energy, Inc. (a) (b)	3,085,470	3,949,402
Generac Holdings, Inc. (a)	62,202	6,777,530
NEXTracker, Inc. Class A (a)	181,359	7,283,377
Plug Power, Inc. (a) (b)	768,967	5,844,149
Shoals Technologies Group, Inc. Class A (a)	305,009	5,566,414
SunPower Corp. (a) (b)	655,410	4,043,880
Sunrun, Inc. (a) (b)	380,828	4,783,200
TPI Composites, Inc. (a) (b)	637,789	1,690,141
		66,983,424
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Corning, Inc.	157,700	4,805,119
GAS UTILITIES — 2.3%
New Jersey Resources Corp.	145,841	5,925,520
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.7%
AES Corp.	355,601	5,405,135
Altus Power, Inc. (a)	1,094,987	5,748,682
Atlantica Sustainable Infrastructure PLC	296,287	5,659,082
Enlight Renewable Energy Ltd. (a)	60,546	949,967
Security Description	Shares	Value
Montauk Renewables, Inc. (a)	228,545	$2,082,045
Ormat Technologies, Inc.	84,067	5,877,964
ReNew Energy Global PLC Class A (a) (b)	641,535	3,483,535
Sunnova Energy International, Inc. (a) (b)	410,237	4,295,181
TransAlta Corp.	217,224	1,889,849
		35,391,440
INDUSTRIAL CONGLOMERATES — 3.0%
General Electric Co.	69,325	7,663,879
MACHINERY — 4.1%
Cummins, Inc.	32,429	7,408,729
Hyster-Yale Materials Handling, Inc.	71,992	3,209,404
		10,618,133
MULTI-UTILITIES — 4.5%
Algonquin Power & Utilities Corp. (b)	842,350	4,986,712
Consolidated Edison, Inc.	78,614	6,723,855
		11,710,567
OIL, GAS & CONSUMABLE FUELS — 2.5%
Enbridge, Inc. (b)	194,026	6,439,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.7%
Applied Materials, Inc.	37,258	5,158,370
Canadian Solar, Inc. (a) (b)	186,811	4,597,419
Daqo New Energy Corp. ADR (a)	187,665	5,680,620
Enphase Energy, Inc. (a)	40,389	4,852,738
First Solar, Inc. (a)	38,352	6,197,300
JinkoSolar Holding Co. Ltd. ADR (a) (b)	179,684	5,457,003
Maxeon Solar Technologies Ltd. (a) (b)	254,104	2,945,065
SolarEdge Technologies, Inc. (a)	25,346	3,282,560
		38,171,075
TOTAL COMMON STOCKS (Cost $364,172,735)		258,651,837
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	248,131	248,181
State Street Navigator Securities Lending Portfolio II (e) (f)	24,863,748	24,863,748
TOTAL SHORT-TERM INVESTMENTS (Cost $25,111,929)		25,111,929
TOTAL INVESTMENTS — 109.5% (Cost $389,284,664)		283,763,766
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(24,635,009)
NET ASSETS — 100.0%		$259,128,757

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$258,651,837	$—	$—	$258,651,837
Short-Term Investments	25,111,929	—	—	25,111,929
TOTAL INVESTMENTS	$283,763,766	$—	$—	$283,763,766

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2	$2	$1,316,922	$1,068,744	$1	$—	248,131	$248,181	$5,540
State Street Navigator Securities Lending Portfolio II	33,532,944	33,532,944	27,941,467	36,610,663	—	—	24,863,748	24,863,748	49,344
Total		$33,532,946	$29,258,389	$37,679,407	$1	$—		$25,111,929	$54,884
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 52.3%
Boeing Co. (a)	3,390	$649,795
BWX Technologies, Inc.	7,168	537,457
Ducommun, Inc. (a)	3,814	165,947
Elbit Systems Ltd.	1,118	221,342
General Dynamics Corp.	2,150	475,085
HEICO Corp.	4,396	711,844
Hexcel Corp.	9,751	635,180
Huntington Ingalls Industries, Inc.	2,146	439,029
L3Harris Technologies, Inc.	3,839	668,447
Lockheed Martin Corp.	1,556	636,342
Moog, Inc. Class A	4,956	559,830
Northrop Grumman Corp.	1,584	697,261
Rocket Lab USA, Inc. (a) (b)	120,170	526,344
RTX Corp.	7,288	524,517
TransDigm Group, Inc. (a)	572	482,270
Virgin Galactic Holdings, Inc. (a) (b)	172,711	310,880
		8,241,570
COMMUNICATIONS EQUIPMENT — 1.2%
Viasat, Inc. (a) (b)	10,160	187,554
CONTAINERS & PACKAGING — 2.8%
Ball Corp.	8,707	433,434
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Iridium Communications, Inc.	11,207	509,806
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.0%
Amphenol Corp. Class A	5,846	491,006
Coherent Corp. (a)	11,782	384,564
Teledyne Technologies, Inc. (a)	1,805	737,487
TTM Technologies, Inc. (a)	21,470	276,534
		1,889,591
ENERGY EQUIPMENT & SERVICES — 9.7%
Oceaneering International, Inc. (a)	35,001	900,226
TechnipFMC PLC	31,069	631,943
		1,532,169
INDUSTRIAL CONGLOMERATES — 4.2%
Honeywell International, Inc.	3,621	668,944
MACHINERY — 4.6%
ESCO Technologies, Inc.	3,484	363,869
Security Description	Shares	Value
Standex International Corp.	2,445	$356,212
		720,081
PROFESSIONAL SERVICES — 7.1%
KBR, Inc.	7,408	436,627
Leidos Holdings, Inc.	5,568	513,147
Planet Labs PBC (a) (b)	64,088	166,629
		1,116,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Analog Devices, Inc.	2,553	447,005
TOTAL COMMON STOCKS (Cost $16,182,914)		15,746,557
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	15,759	15,762
State Street Navigator Securities Lending Portfolio II (e) (f)	734,074	734,074
TOTAL SHORT-TERM INVESTMENTS (Cost $749,836)		749,836
TOTAL INVESTMENTS — 104.7% (Cost $16,932,750)		16,496,393
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(737,360)
NET ASSETS — 100.0%		$15,759,033
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,746,557	$—	$—	$15,746,557
Short-Term Investments	749,836	—	—	749,836
TOTAL INVESTMENTS	$16,496,393	$—	$—	$16,496,393
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,788	$22,793	$40,695	$47,725	$(1)	$—	15,759	$15,762	$253
State Street Navigator Securities Lending Portfolio II	1,289,659	1,289,659	1,425,760	1,981,345	—	—	734,074	734,074	617
Total		$1,312,452	$1,466,455	$2,029,070	$(1)	$—		$749,836	$870
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 33.4%
AeroVironment, Inc. (a)	5,941	$662,600
Boeing Co. (a)	2,752	527,503
Ducommun, Inc. (a)	7,471	325,063
Elbit Systems Ltd.	2,191	433,774
Embraer SA ADR (a) (b)	31,323	429,752
General Dynamics Corp.	2,276	502,928
HEICO Corp.	3,569	577,928
Hexcel Corp.	7,916	515,648
Huntington Ingalls Industries, Inc.	2,272	464,806
Kaman Corp.	10,001	196,520
Kratos Defense & Security Solutions, Inc. (a)	40,419	607,093
L3Harris Technologies, Inc.	3,116	542,558
Leonardo DRS, Inc. (a) (b)	36,317	606,494
Lockheed Martin Corp.	1,263	516,516
Mercury Systems, Inc. (a)	11,460	425,051
Moog, Inc. Class A	5,352	604,562
Northrop Grumman Corp.	1,287	566,525
Parsons Corp. (a)	12,508	679,810
Rocket Lab USA, Inc. (a) (b)	113,693	497,975
RTX Corp.	5,916	425,775
Textron, Inc.	8,879	693,805
		10,802,686
COMMUNICATIONS EQUIPMENT — 8.7%
Cisco Systems, Inc.	11,717	629,906
F5, Inc. (a)	4,006	645,527
Juniper Networks, Inc.	19,410	539,404
NetScout Systems, Inc. (a)	19,005	532,520
Radware Ltd. (a)	13,143	222,379
Viasat, Inc. (a) (b)	12,870	237,580
		2,807,316
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Iridium Communications, Inc.	9,098	413,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.3%
908 Devices, Inc. (a) (b)	19,867	132,314
Amphenol Corp. Class A	6,189	519,814
MicroVision, Inc. (a) (b)	64,385	141,003
Mirion Technologies, Inc. (a)	58,371	436,032
OSI Systems, Inc. (a)	4,631	546,643
Teledyne Technologies, Inc. (a)	1,465	598,570
		2,374,376
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Varex Imaging Corp. (a)	23,897	449,025
INTERACTIVE MEDIA & SERVICES — 1.7%
Ziff Davis, Inc. (a)	8,682	552,957
IT SERVICES — 3.9%
Akamai Technologies, Inc. (a)	6,279	668,965
Cloudflare, Inc. Class A (a)	9,291	585,704
		1,254,669
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bruker Corp.	7,717	$480,769
PROFESSIONAL SERVICES — 6.4%
ASGN, Inc. (a)	7,926	647,396
KBR, Inc.	7,841	462,148
Leidos Holdings, Inc.	7,052	649,912
Planet Labs PBC (a) (b)	119,763	311,384
		2,070,840
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Broadcom, Inc.	736	611,307
eMagin Corp. (a)	92,012	183,104
		794,411
SOFTWARE — 31.8%
A10 Networks, Inc.	40,196	604,146
BlackBerry Ltd. (a) (b)	112,596	530,327
Check Point Software Technologies Ltd. (a)	4,705	627,083
Crowdstrike Holdings, Inc. Class A (a)	3,909	654,289
CyberArk Software Ltd. (a)	3,881	635,591
Datadog, Inc. Class A (a)	6,232	567,673
Fortinet, Inc. (a)	8,697	510,340
N-able, Inc. (a)	39,976	515,690
OneSpan, Inc. (a)	30,340	326,155
Palo Alto Networks, Inc. (a)	2,697	632,285
Qualys, Inc. (a)	4,606	702,645
Rapid7, Inc. (a)	12,321	564,055
SentinelOne, Inc. Class A (a)	42,636	718,843
Tenable Holdings, Inc. (a)	14,680	657,664
Varonis Systems, Inc. (a)	22,467	686,142
VMware, Inc. Class A (a)	4,408	733,844
Zscaler, Inc. (a)	4,024	626,094
		10,292,866
TOTAL COMMON STOCKS (Cost $32,508,219)		32,293,783
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	34,383	34,390
State Street Navigator Securities Lending Portfolio II (e) (f)	2,018,682	2,018,682
TOTAL SHORT-TERM INVESTMENTS (Cost $2,053,071)		2,053,072
TOTAL INVESTMENTS — 106.3% (Cost $34,561,290)		34,346,855
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(2,024,810)
NET ASSETS — 100.0%		$32,322,045

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$32,293,783	$—	$—	$32,293,783
Short-Term Investments	2,053,072	—	—	2,053,072
TOTAL INVESTMENTS	$34,346,855	$—	$—	$34,346,855

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,231	$58,242	$719,128	$742,980	$—	$—	34,383	$34,390	$908
State Street Navigator Securities Lending Portfolio II	2,266,047	2,266,047	3,398,786	3,646,151	—	—	2,018,682	2,018,682	6,335
Total		$2,324,289	$4,117,914	$4,389,131	$—	$—		$2,053,072	$7,243
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.4%
Parsons Corp. (a)	12,925	$702,474
BUILDING PRODUCTS — 10.4%
Carrier Global Corp.	13,217	729,578
Johnson Controls International PLC	9,442	502,409
Masonite International Corp. (a)	4,003	373,160
Resideo Technologies, Inc. (a)	34,107	538,891
		2,144,038
COMMERCIAL SERVICES & SUPPLIES — 2.9%
Tetra Tech, Inc.	3,883	590,333
DIVERSIFIED CONSUMER SERVICES — 2.8%
ADT, Inc.	96,121	576,726
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
BCE, Inc. (b)	8,724	332,995
ELECTRIC UTILITIES — 0.4%
Korea Electric Power Corp. ADR (a)	14,007	90,205
ELECTRICAL EQUIPMENT — 19.7%
Acuity Brands, Inc.	3,648	621,291
AMETEK, Inc.	2,650	391,564
Blink Charging Co. (a) (b)	90,680	277,481
Bloom Energy Corp. Class A (a) (b)	38,193	506,439
ChargePoint Holdings, Inc. (a) (b)	61,660	306,450
Emerson Electric Co.	4,751	458,804
Generac Holdings, Inc. (a)	5,098	555,478
Shoals Technologies Group, Inc. Class A (a)	24,997	456,195
Stem, Inc. (a) (b)	101,119	428,745
Wallbox NV (a) (b)	38,346	86,279
		4,088,726
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.5%
Badger Meter, Inc.	3,997	575,048
Itron, Inc. (a)	8,227	498,392
Luna Innovations, Inc. (a)	10,517	61,630
MicroVision, Inc. (a) (b)	52,929	115,914
SmartRent, Inc. (a)	51,274	133,825
TE Connectivity Ltd.	3,115	384,796
		1,769,605
ENTERTAINMENT — 2.0%
Roku, Inc. (a)	5,887	415,563
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.2%
Atlantica Sustainable Infrastructure PLC	24,282	463,786
INDUSTRIAL CONGLOMERATES — 2.7%
Honeywell International, Inc.	3,038	561,240
INTERACTIVE MEDIA & SERVICES — 2.0%
Baidu, Inc. ADR (a)	3,014	404,931
Security Description	Shares	Value
MACHINERY — 11.4%
Chart Industries, Inc. (a) (b)	3,013	$509,558
Energy Recovery, Inc. (a)	17,856	378,726
Mueller Water Products, Inc. Class A	25,872	328,057
Pentair PLC	9,913	641,867
Xylem, Inc.	5,631	512,590
		2,370,798
OIL, GAS & CONSUMABLE FUELS — 6.4%
BP PLC ADR	11,209	434,013
Shell PLC ADR	6,877	442,741
Suncor Energy, Inc. (b)	13,214	454,297
		1,331,051
PROFESSIONAL SERVICES — 1.9%
NV5 Global, Inc. (a)	3,991	384,054
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
ON Semiconductor Corp. (a)	4,488	417,160
QUALCOMM, Inc.	3,475	385,933
Silicon Laboratories, Inc. (a)	3,890	450,812
STMicroelectronics NV ADR	8,747	377,521
		1,631,426
SOFTWARE — 5.5%
Alarm.com Holdings, Inc. (a)	11,570	707,390
Roper Technologies, Inc.	888	430,040
		1,137,430
SPECIALTY RETAIL — 2.3%
EVgo, Inc. (a) (b)	138,229	467,214
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Logitech International SA (b)	6,359	438,389
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Core & Main, Inc. Class A (a)	13,917	401,505
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
Rogers Communications, Inc. Class B	9,115	349,925
TOTAL COMMON STOCKS (Cost $26,461,066)		20,652,414
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	29,357	29,363

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,933,130	$1,933,130
TOTAL SHORT-TERM INVESTMENTS (Cost $1,962,493)		1,962,493
TOTAL INVESTMENTS — 109.2% (Cost $28,423,559)		22,614,907
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(1,910,720)
NET ASSETS — 100.0%		$20,704,187
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,652,414	$—	$—	$20,652,414
Short-Term Investments	1,962,493	—	—	1,962,493
TOTAL INVESTMENTS	$22,614,907	$—	$—	$22,614,907

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,700	$42,709	$133,860	$147,205	$(1)	$—	29,357	$29,363	$413
State Street Navigator Securities Lending Portfolio II	2,190,208	2,190,208	2,280,979	2,538,057	—	—	1,933,130	1,933,130	34,123
Total		$2,232,917	$2,414,839	$2,685,262	$(1)	$—		$1,962,493	$34,536
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 9.1%
AeroVironment, Inc. (a)	75,143	$8,380,699
Boeing Co. (a)	40,408	7,745,405
BWX Technologies, Inc.	34,848	2,612,903
Ducommun, Inc. (a)	50,324	2,189,597
EHang Holdings Ltd. ADR (a) (b)	959,738	17,294,479
Elbit Systems Ltd. (b)	93,372	18,485,789
Embraer SA ADR (a) (b)	693,748	9,518,223
General Dynamics Corp.	11,189	2,472,433
HEICO Corp.	36,442	5,901,053
Hexcel Corp.	48,182	3,138,575
Huntington Ingalls Industries, Inc.	13,849	2,833,228
Kaman Corp.	94,957	1,865,905
Kratos Defense & Security Solutions, Inc. (a)	467,919	7,028,143
L3Harris Technologies, Inc.	33,598	5,850,084
Leonardo DRS, Inc. (a) (b)	287,234	4,796,808
Lockheed Martin Corp.	27,601	11,287,705
Mercury Systems, Inc. (a)	68,663	2,546,711
Moog, Inc. Class A	36,074	4,074,919
Northrop Grumman Corp.	19,416	8,546,729
Parsons Corp. (a)	125,883	6,841,741
Rocket Lab USA, Inc. (a) (b)	803,396	3,518,874
RTX Corp.	36,134	2,600,564
Textron, Inc.	69,325	5,417,056
TransDigm Group, Inc. (a)	2,921	2,462,783
Virgin Galactic Holdings, Inc. (a) (b)	742,733	1,336,919
		148,747,325
AUTOMOBILE COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	52,244	379,291
Aptiv PLC (a)	19,568	1,929,209
BorgWarner, Inc.	9,085	366,761
Dana, Inc.	26,844	393,802
Garrett Motion, Inc. (a)	41,743	328,935
Gentherm, Inc. (a)	6,785	368,154
Lear Corp.	3,076	412,799
Luminar Technologies, Inc. (a) (b)	346,342	1,575,856
Mobileye Global, Inc. Class A (a) (b)	51,675	2,147,096
Modine Manufacturing Co. (a)	12,424	568,398
Visteon Corp. (a)	51,321	7,085,891
		15,556,192
AUTOMOBILES — 2.2%
Fisker, Inc. (a) (b)	69,424	445,702
Ford Motor Co.	183,316	2,276,785
General Motors Co.	66,800	2,202,396
Honda Motor Co. Ltd. ADR (b)	15,010	504,936
Li Auto, Inc. ADR (a) (b)	60,146	2,144,205
Lucid Group, Inc. (a) (b)	314,463	1,757,848
Security Description	Shares	Value
Mullen Automotive, Inc. (a)	47,721	$21,665
NIO, Inc. ADR (a)	293,620	2,654,325
Niu Technologies ADR (a) (b)	991,569	2,806,140
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	109,804	289,883
Rivian Automotive, Inc. Class A (a) (b)	139,843	3,395,388
Stellantis NV (b)	229,159	4,383,812
Tesla, Inc. (a)	19,924	4,985,383
Toyota Motor Corp. ADR (b)	11,282	2,027,940
Workhorse Group, Inc. (a) (b)	4,982,630	2,064,802
XPeng, Inc. ADR (a)	224,565	4,123,013
		36,084,223
BANKS — 1.6%
Banco BBVA Argentina SA ADR (a) (b)	349,738	1,451,413
Banco Santander Brasil SA ADR	284,552	1,459,752
Banco Santander SA ADR (b)	3,314,804	12,463,663
Grupo Financiero Galicia SA ADR (a) (b)	132,061	1,723,396
ICICI Bank Ltd. ADR	81,587	1,886,291
ING Groep NV ADR (b)	151,139	1,992,012
Intercorp Financial Services, Inc. (b)	55,128	1,241,483
NU Holdings Ltd. Class A (a)	363,460	2,635,085
Toronto-Dominion Bank (b)	32,854	1,979,782
		26,832,877
BIOTECHNOLOGY — 1.8%
2seventy bio, Inc. (a) (b)	66,552	260,884
4D Molecular Therapeutics, Inc. (a)	43,071	548,294
Allogene Therapeutics, Inc. (a)	114,390	362,616
Alnylam Pharmaceuticals, Inc. (a)	3,931	696,180
Amicus Therapeutics, Inc. (a)	58,045	705,827
Arcturus Therapeutics Holdings, Inc. (a)	27,802	710,341
Arrowhead Pharmaceuticals, Inc. (a)	20,133	540,974
Avidity Biosciences, Inc. (a)	64,068	408,754
Beam Therapeutics, Inc. (a)	20,760	499,278
Biogen, Inc. (a)	2,499	642,268
BioMarin Pharmaceutical, Inc. (a)	5,869	519,289
BioNTech SE ADR (a)	6,971	757,329
Bluebird Bio, Inc. (a) (b)	186,205	566,063
Bridgebio Pharma, Inc. (a)	33,983	896,132
CareDx, Inc. (a)	163,175	1,142,225
CRISPR Therapeutics AG (a) (b)	12,643	573,866
CureVac NV (a) (b)	83,056	567,273
Editas Medicine, Inc. (a)	72,394	564,673
Fate Therapeutics, Inc. (a)	143,383	303,972
Grifols SA ADR (a) (b)	229,030	2,093,334
Ideaya Biosciences, Inc. (a)	23,348	629,929

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Intellia Therapeutics, Inc. (a)	15,764	$498,458
Ionis Pharmaceuticals, Inc. (a)	14,573	661,031
Iovance Biotherapeutics, Inc. (a)	111,398	506,861
Krystal Biotech, Inc. (a)	7,433	862,228
Legend Biotech Corp. ADR (a)	10,496	705,016
Merus NV (a)	34,885	822,588
Moderna, Inc. (a)	6,219	642,361
Natera, Inc. (a)	24,684	1,092,267
Novavax, Inc. (a) (b)	113,538	822,015
Recursion Pharmaceuticals, Inc. Class A (a) (b)	84,822	648,888
Regeneron Pharmaceuticals, Inc. (a)	685	563,728
REGENXBIO, Inc. (a)	32,733	538,785
Rocket Pharmaceuticals, Inc. (a)	31,796	651,500
Roivant Sciences Ltd. (a) (b)	56,434	659,149
Sarepta Therapeutics, Inc. (a)	4,964	601,736
Seagen, Inc. (a)	2,918	619,054
Twist Bioscience Corp. (a)	53,897	1,091,953
Ultragenyx Pharmaceutical, Inc. (a)	14,753	525,945
uniQure NV (a)	34,378	230,676
Vertex Pharmaceuticals, Inc. (a)	1,580	549,429
Verve Therapeutics, Inc. (a) (b)	40,520	537,295
Vir Biotechnology, Inc. (a)	31,404	294,256
Xencor, Inc. (a)	28,290	570,044
		28,684,764
BROADLINE RETAIL — 0.8%
Alibaba Group Holding Ltd. ADR (a) (b)	75,621	6,559,365
Jumia Technologies AG ADR (a)	717,728	1,894,802
MercadoLibre, Inc. (a)	3,653	4,631,566
		13,085,733
BUILDING PRODUCTS — 0.9%
Carrier Global Corp.	90,562	4,999,022
Johnson Controls International PLC	65,503	3,485,414
Masonite International Corp. (a)	25,412	2,368,907
Resideo Technologies, Inc. (a)	240,391	3,798,178
		14,651,521
CAPITAL MARKETS — 2.1%
BlackRock, Inc.	3,044	1,967,915
Charles Schwab Corp.	37,921	2,081,863
Coinbase Global, Inc. Class A (a)	328,461	24,660,852
Open Lending Corp. Class A (a)	370,253	2,710,252
Robinhood Markets, Inc. Class A (a)	232,048	2,276,391
		33,697,273
CHEMICALS — 0.5%
American Vanguard Corp.	29,459	321,987
Aspen Aerogels, Inc. (a) (b)	45,375	390,225
Cabot Corp.	24,382	1,688,941
Security Description	Shares	Value
Corteva, Inc.	12,514	$640,216
FMC Corp.	10,098	676,263
Ginkgo Bioworks Holdings, Inc. (a)	536,274	970,656
ICL Group Ltd.	102,632	569,608
Mosaic Co.	16,289	579,888
Nutrien Ltd.	16,978	1,048,561
Scotts Miracle-Gro Co. (b)	9,304	480,831
		7,367,176
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Deluxe Corp.	151,177	2,855,733
Matthews International Corp. Class A	7,504	291,981
MSA Safety, Inc.	40,920	6,451,038
Tetra Tech, Inc.	7,020	1,067,251
		10,666,003
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	121,813	6,548,667
F5, Inc. (a)	17,222	2,775,153
Juniper Networks, Inc.	80,110	2,226,257
NetScout Systems, Inc. (a)	78,546	2,200,859
Radware Ltd. (a)	104,799	1,773,199
Viasat, Inc. (a) (b)	127,750	2,358,265
		17,882,400
CONSTRUCTION & ENGINEERING — 0.3%
Ameresco, Inc. Class A (a) (b)	20,260	781,226
Arcosa, Inc.	17,204	1,236,967
Emeren Group Ltd. ADR (a) (b)	203,865	627,904
Valmont Industries, Inc.	7,170	1,722,306
		4,368,403
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR (a)	533,159	3,465,533
CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	73,267	1,954,764
FinVolution Group ADR	555,950	2,768,631
Green Dot Corp. Class A (a)	139,281	1,940,184
LendingClub Corp. (a)	421,290	2,569,869
LexinFintech Holdings Ltd. ADR	286,398	632,940
Lufax Holding Ltd. ADR	1,062,109	1,125,835
Oportun Financial Corp. (a)	237,539	1,715,032
SoFi Technologies, Inc. (a) (b)	714,266	5,706,985
Upstart Holdings, Inc. (a) (b)	158,054	4,510,861
		22,925,101
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (c)
Andersons, Inc.	14,961	770,641
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	10,869	1,359,060
Ball Corp.	42,577	2,119,483
		3,478,543
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	845,332	5,071,989

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Afya Ltd. Class A (a) (b)	102,777	$1,623,877
		6,695,866
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Bandwidth, Inc. Class A (a)	273,983	3,087,788
BCE, Inc. (b)	55,444	2,116,298
IDT Corp. Class B (a)	51,302	1,131,209
Iridium Communications, Inc.	100,905	4,590,168
		10,925,463
ELECTRIC UTILITIES — 0.4%
ALLETE, Inc.	15,389	812,539
Avangrid, Inc. (b)	24,985	753,797
Centrais Eletricas Brasileiras SA ADR (b)	129,219	944,591
Cia Paranaense de Energia ADR (b)	55,036	482,669
Constellation Energy Corp.	11,236	1,225,623
Enel Chile SA ADR	103,700	306,952
Korea Electric Power Corp. ADR (a) (b)	76,338	491,617
NextEra Energy, Inc.	13,258	759,551
		5,777,339
ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc.	25,295	4,307,992
Allient, Inc.	54,674	1,690,520
AMETEK, Inc.	4,932	728,752
Array Technologies, Inc. (a)	55,737	1,236,804
Ballard Power Systems, Inc. (a) (b)	380,215	1,395,389
Blink Charging Co. (a) (b)	848,039	2,594,999
Bloom Energy Corp. Class A (a) (b)	147,646	1,957,786
ChargePoint Holdings, Inc. (a) (b)	127,222	632,293
Emerson Electric Co.	54,995	5,310,867
Energy Vault Holdings, Inc. (a) (b)	200,348	510,887
Eos Energy Enterprises, Inc. (a) (b)	470,179	1,010,885
FTC Solar, Inc. (a) (b)	430,460	550,989
FuelCell Energy, Inc. (a) (b)	831,504	1,064,325
Generac Holdings, Inc. (a)	52,278	5,696,211
NEXTracker, Inc. Class A (a)	31,716	1,273,715
Plug Power, Inc. (a) (b)	195,684	1,487,199
Rockwell Automation, Inc.	14,398	4,115,956
Sensata Technologies Holding PLC	7,141	270,073
Shoals Technologies Group, Inc. Class A (a)	102,065	1,862,686
Sociedad Quimica y Minera de Chile SA ADR	8,395	500,930
Stem, Inc. (a) (b)	230,746	978,363
SunPower Corp. (a) (b)	129,918	801,594
Sunrun, Inc. (a) (b)	82,165	1,031,992
TPI Composites, Inc. (a) (b)	116,120	307,718
Security Description	Shares	Value
Wallbox NV (a) (b)	242,068	$544,653
		41,863,578
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.9%
908 Devices, Inc. (a) (b)	217,193	1,446,505
Aeva Technologies, Inc. (a) (b)	766,836	586,553
Amphenol Corp. Class A	31,490	2,644,845
Badger Meter, Inc.	7,493	1,078,018
Cognex Corp.	81,646	3,465,056
Coherent Corp. (a)	77,500	2,529,600
Corning, Inc.	31,216	951,152
FARO Technologies, Inc. (a)	533,750	8,129,012
Hollysys Automation Technologies Ltd. (a) (b)	106,147	2,105,956
Innoviz Technologies Ltd. (a) (b)	829,180	1,616,901
IPG Photonics Corp. (a)	19,672	1,997,495
Itron, Inc. (a)	15,634	947,108
Lightwave Logic, Inc. (a) (b)	177,136	791,798
Luna Innovations, Inc. (a)	91,044	533,518
MicroVision, Inc. (a) (b)	2,128,317	4,661,014
Mirion Technologies, Inc. (a) (b)	1,134,196	8,472,444
National Instruments Corp.	24,484	1,459,736
Novanta, Inc. (a)	13,177	1,890,109
OSI Systems, Inc. (a)	73,866	8,719,143
Sanmina Corp. (a)	47,866	2,598,166
SmartRent, Inc. (a) (b)	857,475	2,238,010
TE Connectivity Ltd.	21,368	2,639,589
Teledyne Technologies, Inc. (a)	53,719	21,948,509
Trimble, Inc. (a)	140,810	7,584,027
TTM Technologies, Inc. (a)	203,511	2,621,222
Vontier Corp.	231,240	7,149,941
Vuzix Corp. (a) (b)	2,070,234	7,514,949
Zebra Technologies Corp. Class A (a)	15,926	3,766,977
		112,087,353
ENERGY EQUIPMENT & SERVICES — 1.0%
Forum Energy Technologies, Inc. (a)	59,128	1,420,255
Oceaneering International, Inc. (a)	441,581	11,357,463
TechnipFMC PLC	189,655	3,857,583
		16,635,301
ENTERTAINMENT — 2.9%
Activision Blizzard, Inc.	56,793	5,317,529
Bilibili, Inc. ADR (a) (b)	319,604	4,400,947
DouYu International Holdings Ltd. ADR (a)	1,445,445	1,407,285
Electronic Arts, Inc.	49,160	5,918,864
Gravity Co. Ltd. ADR (a) (b)	27,164	1,874,316
NetEase, Inc. ADR	83,142	8,327,503
ROBLOX Corp. Class A (a) (b)	168,436	4,877,906
Roku, Inc. (a)	41,320	2,916,779
Sea Ltd. ADR (a)	25,159	1,105,738
Skillz, Inc. (a) (b)	335,816	1,712,662

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	36,238	$5,087,453
Tencent Music Entertainment Group ADR (a)	785,630	5,012,319
		47,959,301
FINANCIAL SERVICES — 3.3%
Block, Inc. (a)	40,327	1,784,873
Dlocal Ltd. (a) (b)	203,366	3,898,526
Fidelity National Information Services, Inc.	45,189	2,497,596
Fiserv, Inc. (a)	21,014	2,373,741
Flywire Corp. (a)	80,114	2,554,835
Global Payments, Inc.	24,392	2,814,593
I3 Verticals, Inc. Class A (a)	104,843	2,216,381
Marqeta, Inc. Class A (a)	576,410	3,446,932
Mastercard, Inc. Class A	10,028	3,970,185
Nuvei Corp. (b)	82,025	1,230,375
Pagseguro Digital Ltd. Class A (a) (b)	202,171	1,740,692
Payoneer Global, Inc. (a)	383,495	2,346,989
PayPal Holdings, Inc. (a)	41,325	2,415,860
Paysafe Ltd. (a)	528,336	6,334,749
Repay Holdings Corp. (a)	332,901	2,526,719
Rocket Cos., Inc. Class A (a)	438,645	3,588,116
Shift4 Payments, Inc. Class A (a)	37,090	2,053,673
StoneCo Ltd. Class A (a)	150,953	1,610,669
Visa, Inc. Class A	19,570	4,501,296
		53,906,800
FOOD PRODUCTS — 0.2%
Beyond Meat, Inc. (a) (b)	104,209	1,002,491
BRF SA ADR (a) (b)	359,528	737,032
Darling Ingredients, Inc. (a)	9,930	518,346
Ingredion, Inc.	5,774	568,162
		2,826,031
GAS UTILITIES — 0.0% (c)
New Jersey Resources Corp.	19,387	787,694
GROUND TRANSPORTATION — 2.5%
Avis Budget Group, Inc. (a)	35,803	6,433,441
Grab Holdings Ltd. Class A (a)	2,553,246	9,038,491
Hertz Global Holdings, Inc. (a)	251,194	3,077,126
Lyft, Inc. Class A (a) (b)	661,884	6,976,257
Ryder System, Inc.	49,924	5,339,372
TuSimple Holdings, Inc. Class A (a)	1,615,991	2,520,946
Uber Technologies, Inc. (a)	167,927	7,722,963
		41,108,596
HEALTH CARE EQUIPMENT & SUPPLIES — 6.6%
Abbott Laboratories	56,090	5,432,316
Accuray, Inc. (a)	290,392	789,866
AngioDynamics, Inc. (a)	103,252	754,772
Boston Scientific Corp. (a)	118,047	6,232,882
Butterfly Network, Inc. (a) (b)	1,219,966	1,439,560
CONMED Corp.	17,941	1,809,350
Security Description	Shares	Value
CVRx, Inc. (a)	335,563	$5,090,491
DENTSPLY SIRONA, Inc.	90,544	3,092,983
Dexcom, Inc. (a)	103,653	9,670,825
Globus Medical, Inc. Class A (a)	63,283	3,142,001
Inspire Medical Systems, Inc. (a)	43,472	8,626,584
Intuitive Surgical, Inc. (a)	15,962	4,665,533
iRhythm Technologies, Inc. (a)	132,357	12,475,971
Koninklijke Philips NV ADR (a) (b)	63,903	1,274,226
Masimo Corp. (a)	86,164	7,554,859
Medtronic PLC	109,056	8,545,628
Omnicell, Inc. (a)	76,711	3,455,063
Paragon 28, Inc. (a)	205,009	2,572,863
Penumbra, Inc. (a)	16,316	3,947,004
PROCEPT BioRobotics Corp. (a)	109,598	3,595,910
ResMed, Inc.	9,410	1,391,457
Sight Sciences, Inc. (a)	190,608	642,349
Smith & Nephew PLC ADR (b)	70,731	1,752,007
Stryker Corp.	12,739	3,481,186
Varex Imaging Corp. (a)	205,984	3,870,439
Zimmer Biomet Holdings, Inc.	16,008	1,796,418
		107,102,543
HEALTH CARE PROVIDERS & SERVICES — 1.3%
23andMe Holding Co. Class A (a) (b)	651,874	637,337
Apollo Medical Holdings, Inc. (a)	37,141	1,145,800
Cigna Group	4,885	1,397,452
CorVel Corp. (a)	6,050	1,189,732
DocGo, Inc. (a) (b)	222,309	1,184,907
HealthEquity, Inc. (a)	30,558	2,232,262
Hims & Hers Health, Inc. (a)	213,445	1,342,569
Invitae Corp. (a) (b)	1,778,685	1,076,460
McKesson Corp.	5,794	2,519,521
ModivCare, Inc. (a)	36,589	1,152,919
OmniAb, Inc. (a) (d)	4,014	—
Pediatrix Medical Group, Inc. (a)	90,117	1,145,387
Premier, Inc. Class A	47,685	1,025,228
Privia Health Group, Inc. (a)	83,676	1,924,548
Quest Diagnostics, Inc.	9,838	1,198,859
UnitedHealth Group, Inc.	2,752	1,387,531
		20,560,512
HEALTH CARE TECHNOLOGY — 1.0%
American Well Corp. Class A (a)	828,724	969,607
Computer Programs & Systems, Inc. (a)	50,424	803,759
Doximity, Inc. Class A (a) (b)	38,568	818,413
Evolent Health, Inc. Class A (a)	35,943	978,728
GoodRx Holdings, Inc. Class A (a)	424,739	2,391,281
Health Catalyst, Inc. (a)	189,821	1,920,988
NextGen Healthcare, Inc. (a)	126,950	3,012,523
OptimizeRx Corp. (a)	172,920	1,345,318
Sharecare, Inc. (a)	814,795	766,233

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Teladoc Health, Inc. (a) (b)	83,557	$1,553,325
Veradigm, Inc. (a)	104,687	1,375,587
		15,935,762
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	121,616	12,794,003
iRobot Corp. (a)	102,815	3,896,689
Sony Group Corp. ADR (b)	44,529	3,669,635
Universal Electronics, Inc. (a)	179,725	1,626,511
		21,986,838
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	45,699	694,625
Altus Power, Inc. (a)	191,809	1,006,997
Atlantica Sustainable Infrastructure PLC	81,452	1,555,733
Enlight Renewable Energy Ltd. (a)	15,898	249,440
Montauk Renewables, Inc. (a) (b)	55,089	501,861
Ormat Technologies, Inc.	27,124	1,896,510
ReNew Energy Global PLC Class A (a) (b)	160,928	873,839
Sunnova Energy International, Inc. (a) (b)	90,590	948,477
TransAlta Corp.	53,386	464,458
		8,191,940
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	12,124	1,340,308
Honeywell International, Inc.	43,075	7,957,676
		9,297,984
INSURANCE — 0.4%
Allstate Corp.	16,910	1,883,943
Oscar Health, Inc. Class A (a)	245,063	1,365,001
Progressive Corp.	14,952	2,082,814
Sun Life Financial, Inc. (b)	25,365	1,237,812
		6,569,570
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class C (a)	60,183	7,935,129
Baidu, Inc. ADR (a)	60,525	8,131,534
Bumble, Inc. Class A (a)	307,669	4,590,421
Grindr, Inc. (a)	273,178	1,570,774
Hello Group, Inc. ADR	671,106	4,684,320
JOYY, Inc. ADR	184,840	7,044,252
Match Group, Inc. (a)	163,786	6,416,317
Meta Platforms, Inc. Class A (a)	71,120	21,350,935
Rumble, Inc. (a) (b)	637,373	3,250,602
Snap, Inc. Class A (a)	1,830,544	16,310,147
Vimeo, Inc. (a)	1,505,725	5,330,267
Weibo Corp. ADR	373,462	4,683,213
Yandex NV Class A (a) (d)	180,377	—
Ziff Davis, Inc. (a)	30,928	1,969,804
		93,267,715
Security Description	Shares	Value
IT SERVICES — 1.0%
Akamai Technologies, Inc. (a)	26,672	$2,841,635
Cloudflare, Inc. Class A (a)	51,607	3,253,305
Globant SA (a)	18,518	3,663,786
Shopify, Inc. Class A (a)	41,421	2,260,344
Twilio, Inc. Class A (a)	74,786	4,377,225
		16,396,295
LIFE SCIENCES TOOLS & SERVICES — 2.2%
AbCellera Biologics, Inc. (a) (b)	92,035	423,361
Agilent Technologies, Inc.	17,406	1,946,339
Azenta, Inc. (a)	12,418	623,259
Bionano Genomics, Inc. (a) (b)	260,999	790,827
Bio-Techne Corp.	6,713	456,954
Bruker Corp.	217,036	13,521,343
Charles River Laboratories International, Inc. (a)	13,504	2,646,514
Danaher Corp.	6,869	1,704,199
Maravai LifeSciences Holdings, Inc. Class A (a)	53,093	530,930
Mettler-Toledo International, Inc. (a)	1,637	1,813,911
OmniAb, Inc. (a)	191,043	991,513
Revvity, Inc.	19,029	2,106,510
Seer, Inc. (a)	141,290	312,251
Stevanato Group SpA (b)	216,765	6,442,256
Thermo Fisher Scientific, Inc.	1,900	961,723
		35,271,890
MACHINERY — 3.4%
374Water, Inc. (a) (b)	58,428	72,451
3D Systems Corp. (a)	965,084	4,738,562
AGCO Corp.	9,313	1,101,542
Allison Transmission Holdings, Inc.	7,989	471,830
Barnes Group, Inc.	83,181	2,825,659
Blue Bird Corp. (a)	19,160	409,066
Chart Industries, Inc. (a) (b)	5,040	852,365
CNH Industrial NV (b)	44,364	536,804
Cummins, Inc.	7,312	1,670,499
Deere & Co.	2,990	1,128,366
Desktop Metal, Inc. Class A (a) (b)	2,858,677	4,173,668
Dover Corp.	15,818	2,206,769
Energy Recovery, Inc. (a)	41,227	874,425
ESCO Technologies, Inc.	34,863	3,641,092
Hyliion Holdings Corp. (a) (b)	205,111	242,031
Hyster-Yale Materials Handling, Inc.	26,753	1,192,649
Ingersoll Rand, Inc.	10,026	638,857
John Bean Technologies Corp.	31,400	3,301,396
Lincoln Electric Holdings, Inc.	11,964	2,174,936
Lindsay Corp.	9,213	1,084,186
Lion Electric Co. (a) (b)	138,150	263,866
Luxfer Holdings PLC	17,896	233,543
Microvast Holdings, Inc. (a) (b)	175,290	331,298

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Mueller Water Products, Inc. Class A	48,203	$611,214
Nikola Corp. (a) (b)	559,474	878,374
PACCAR, Inc.	58,204	4,948,504
Pentair PLC	17,652	1,142,967
Proto Labs, Inc. (a)	152,725	4,031,940
REV Group, Inc.	25,512	408,192
SPX Technologies, Inc. (a)	25,793	2,099,550
Standex International Corp.	16,937	2,467,552
Symbotic, Inc. (a) (b)	103,700	3,466,691
Xylem, Inc.	19,958	1,816,777
		56,037,621
METALS & MINING — 1.1%
ArcelorMittal SA ADR (b)	10,574	264,667
ATI, Inc. (a)	95,623	3,934,887
Carpenter Technology Corp.	104,609	7,030,771
Kaiser Aluminum Corp.	52,947	3,984,791
POSCO Holdings, Inc. ADR (b)	31,416	3,220,140
		18,435,256
MULTI-UTILITIES — 0.1%
Algonquin Power & Utilities Corp. (b)	113,667	672,909
Consolidated Edison, Inc.	10,501	898,150
		1,571,059
OIL, GAS & CONSUMABLE FUELS — 0.3%
BP PLC ADR	18,968	734,441
Enbridge, Inc. (b)	24,945	827,925
Shell PLC ADR	11,631	748,804
Suncor Energy, Inc. (b)	23,346	802,635
Ultrapar Participacoes SA ADR (b)	701,730	2,575,349
		5,689,154
PASSENGER AIRLINES — 0.2%
Blade Air Mobility, Inc. (a) (b)	966,828	2,504,084
PHARMACEUTICALS — 0.6%
ATAI Life Sciences NV (a) (b)	670,739	865,253
Bristol-Myers Squibb Co.	8,428	489,161
Catalent, Inc. (a)	19,401	883,327
Liquidia Corp. (a)	149,846	950,024
Novartis AG ADR	5,467	556,869
Pacira BioSciences, Inc. (a)	14,013	429,919
Sanofi ADR	10,305	552,760
scPharmaceuticals, Inc. (a) (b)	550,267	3,917,901
Zoetis, Inc.	6,660	1,158,707
		9,803,921
PROFESSIONAL SERVICES — 1.7%
ASGN, Inc. (a)	32,034	2,616,537
ExlService Holdings, Inc. (a)	41,505	1,163,800
KBR, Inc.	39,902	2,351,824
Leidos Holdings, Inc.	208,028	19,171,860
NV5 Global, Inc. (a)	7,159	688,911
Security Description	Shares	Value
Planet Labs PBC (a) (b)	849,481	$2,208,651
		28,201,583
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Advanced Micro Devices, Inc. (a)	74,789	7,689,805
Allegro MicroSystems, Inc. (a)	116,533	3,722,064
Ambarella, Inc. (a)	162,098	8,596,057
Analog Devices, Inc.	13,500	2,363,715
Applied Materials, Inc.	28,387	3,930,180
Broadcom, Inc.	3,772	3,132,948
Canadian Solar, Inc. (a) (b)	34,778	855,887
Daqo New Energy Corp. ADR (a)	31,421	951,114
eMagin Corp. (a) (b)	806,843	1,605,618
Enphase Energy, Inc. (a)	9,588	1,151,998
First Solar, Inc. (a)	6,846	1,106,245
Himax Technologies, Inc. ADR (b)	1,038,930	6,067,351
indie Semiconductor, Inc. Class A (a) (b)	243,966	1,536,986
Intel Corp.	47,606	1,692,393
JinkoSolar Holding Co. Ltd. ADR (a) (b)	30,826	936,186
KLA Corp.	2,378	1,090,694
Maxeon Solar Technologies Ltd. (a) (b)	52,290	606,041
Micron Technology, Inc.	78,905	5,367,907
NVE Corp.	12,144	997,508
NVIDIA Corp.	24,176	10,516,318
NXP Semiconductors NV	18,540	3,706,517
ON Semiconductor Corp. (a)	58,459	5,433,764
QUALCOMM, Inc.	25,704	2,854,686
Silicon Laboratories, Inc. (a)	28,492	3,301,938
SolarEdge Technologies, Inc. (a)	5,436	704,016
STMicroelectronics NV ADR (b)	212,139	9,155,919
Synaptics, Inc. (a)	67,193	6,009,742
Teradyne, Inc.	36,311	3,647,803
Texas Instruments, Inc.	1,840	292,578
Tower Semiconductor Ltd. (a)	58,727	1,442,335
Ultra Clean Holdings, Inc. (a)	114,817	3,406,620
		103,872,933
SOFTWARE — 15.8%
8x8, Inc. (a) (b)	1,106,643	2,788,740
A10 Networks, Inc.	165,754	2,491,283
ACI Worldwide, Inc. (a)	100,900	2,276,304
Adobe, Inc. (a)	7,000	3,569,300
Agilysys, Inc. (a)	27,983	1,851,355
Alarm.com Holdings, Inc. (a)	87,524	5,351,217
Alteryx, Inc. Class A (a)	66,380	2,501,862
ANSYS, Inc. (a)	20,536	6,110,487
Asana, Inc. Class A (a)	206,063	3,773,013
Aspen Technology, Inc. (a)	24,429	4,989,868
Atlassian Corp. Class A (a)	26,165	5,272,509

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Aurora Innovation, Inc. (a) (b)	837,853	$1,968,955
Autodesk, Inc. (a)	21,091	4,363,939
Bit Digital, Inc. (a) (b)	2,188,528	4,683,450
Bitfarms Ltd. (a) (b)	4,291,213	4,591,598
Blackbaud, Inc. (a)	53,044	3,730,054
BlackBerry Ltd. (a) (b)	455,260	2,144,275
Box, Inc. Class A (a)	123,425	2,988,119
C3.ai, Inc. Class A (a) (b)	227,285	5,800,313
Check Point Software Technologies Ltd. (a)	19,158	2,553,378
Cipher Mining, Inc. (a) (b)	1,380,084	3,215,596
Cleanspark, Inc. (a)	3,158,721	12,034,727
Crowdstrike Holdings, Inc. Class A (a)	18,457	3,089,333
CyberArk Software Ltd. (a)	17,244	2,824,050
Datadog, Inc. Class A (a)	27,162	2,474,187
Domo, Inc. Class B (a)	159,828	1,567,913
Dropbox, Inc. Class A (a)	154,140	4,197,232
EngageSmart, Inc. (a)	114,946	2,067,879
Fortinet, Inc. (a)	34,884	2,046,993
Hive Digital Technologies Ltd. (a) (b)	1,324,018	4,077,975
Hut 8 Mining Corp. (a) (b)	6,974,513	13,600,300
Lightspeed Commerce, Inc. (a) (b)	125,483	1,760,526
Marathon Digital Holdings, Inc. (a) (b)	1,357,493	11,538,690
Materialise NV ADR (a)	113,617	623,757
Microsoft Corp.	46,804	14,778,363
Monday.com Ltd. (a)	27,964	4,452,428
N-able, Inc. (a)	162,762	2,099,630
OneSpan, Inc. (a)	519,188	5,581,271
Palo Alto Networks, Inc. (a)	11,391	2,670,506
PTC, Inc. (a)	141,379	20,030,577
Q2 Holdings, Inc. (a)	209,488	6,760,178
Qualys, Inc. (a)	19,867	3,030,711
Rapid7, Inc. (a)	50,276	2,301,635
RingCentral, Inc. Class A (a) (b)	114,804	3,401,642
Riot Platforms, Inc. (a) (b)	1,261,497	11,769,767
Roper Technologies, Inc.	1,639	793,735
SAP SE ADR	17,566	2,271,635
SentinelOne, Inc. Class A (a)	200,634	3,382,689
Tenable Holdings, Inc. (a)	63,151	2,829,165
UiPath, Inc. Class A (a)	167,381	2,863,889
Unity Software, Inc. (a)	324,246	10,178,082
Varonis Systems, Inc. (a)	97,179	2,967,847
VMware, Inc. Class A (a)	19,045	3,170,612
Weave Communications, Inc. (a)	199,498	1,625,909
Workiva, Inc. (a)	36,497	3,698,606
Xperi, Inc. (a)	142,710	1,407,121
Zoom Video Communications, Inc. Class A (a)	53,451	3,738,363
Zscaler, Inc. (a)	18,431	2,867,679
		257,591,217
Security Description	Shares	Value
SPECIALTY RETAIL — 0.0% (c)
EVgo, Inc. (a) (b)	171,727	$580,437
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Apple, Inc.	85,144	14,577,504
Canaan, Inc. ADR (a) (b)	2,265,856	4,123,858
Eastman Kodak Co. (a) (b)	730,222	3,074,235
HP, Inc.	181,219	4,657,328
Immersion Corp.	533,702	3,527,770
Logitech International SA (b)	42,859	2,954,700
Nano Dimension Ltd. ADR (a) (b)	3,129,769	8,512,972
Stratasys Ltd. (a)	441,515	6,009,019
Xerox Holdings Corp.	693,613	10,882,788
		58,320,174
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Fossil Group, Inc. (a)	602,861	1,241,894
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	42,697	6,601,383
Core & Main, Inc. Class A (a) (b)	25,320	730,482
Titan Machinery, Inc. (a)	16,366	435,008
		7,766,873
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc. Class B	55,210	2,119,512
SK Telecom Co. Ltd. ADR (b)	195,537	4,196,224
Tingo Group, Inc. (a) (b)	950,676	974,443
Turkcell Iletisim Hizmetleri AS ADR (a) (b)	634,782	3,002,519
Vodafone Group PLC ADR (b)	174,103	1,650,496
		11,943,194
TOTAL COMMON STOCKS (Cost $1,839,631,577)		1,626,977,479
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	399,531	399,611
State Street Navigator Securities Lending Portfolio II (g) (h)	165,252,572	165,252,572
TOTAL SHORT-TERM INVESTMENTS (Cost $165,652,183)		165,652,183
TOTAL INVESTMENTS — 110.1% (Cost $2,005,283,760)		1,792,629,662
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(163,956,400)
NET ASSETS — 100.0%		$1,628,673,262

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,626,977,479	$—	$0(a)	$1,626,977,479
Short-Term Investments	165,652,183	—	—	165,652,183
TOTAL INVESTMENTS	$1,792,629,662	$—	$0	$1,792,629,662
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	485,531	$485,628	$11,748,834	$11,834,770	$(81)	$—	399,531	$399,611	$23,115
State Street Navigator Securities Lending Portfolio II	174,179,345	174,179,345	160,564,167	169,490,940	—	—	165,252,572	165,252,572	1,877,254
Total		$174,664,973	$172,313,001	$181,325,710	$(81)	$—		$165,652,183	$1,900,369
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 6.9%
EHang Holdings Ltd. ADR (a) (b)	65,940	$1,188,239
HEICO Corp.	3,079	498,582
Huntington Ingalls Industries, Inc.	2,348	480,354
Kaman Corp.	13,821	271,583
Textron, Inc.	10,741	839,302
		3,278,060
AUTOMOBILE COMPONENTS — 14.4%
American Axle & Manufacturing Holdings, Inc. (a)	91,153	661,771
Aptiv PLC (a)	7,342	723,848
BorgWarner, Inc.	15,097	609,466
Dana, Inc.	47,639	698,864
Garrett Motion, Inc. (a)	30,815	242,822
Gentherm, Inc. (a)	11,824	641,570
Lear Corp.	5,159	692,338
Luminar Technologies, Inc. (a) (b)	105,142	478,396
Mobileye Global, Inc. Class A (a)	16,211	673,567
Modine Manufacturing Co. (a)	15,455	707,066
Visteon Corp. (a)	4,790	661,356
		6,791,064
AUTOMOBILES — 23.0%
Fisker, Inc. (a) (b)	114,164	732,933
Ford Motor Co.	51,915	644,784
General Motors Co.	19,479	642,223
Honda Motor Co. Ltd. ADR (b)	23,573	792,996
Li Auto, Inc. ADR (a)	22,180	790,717
Lucid Group, Inc. (a) (b)	110,237	616,225
NIO, Inc. ADR (a)	90,922	821,935
Niu Technologies ADR (a)	59,826	169,308
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	212,235	560,300
Rivian Automotive, Inc. Class A (a) (b)	51,054	1,239,591
Stellantis NV (b)	31,373	600,165
Tesla, Inc. (a)	3,145	786,942
Toyota Motor Corp. ADR (b)	3,463	622,474
Workhorse Group, Inc. (a) (b)	777,504	322,198
XPeng, Inc. ADR (a)	84,198	1,545,875
		10,888,666
CHEMICALS — 1.7%
Aspen Aerogels, Inc. (a) (b)	92,658	796,859
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Matthews International Corp. Class A	11,421	444,391
ELECTRICAL EQUIPMENT — 4.0%
Ballard Power Systems, Inc. (a) (b)	159,619	585,802
Blink Charging Co. (a) (b)	106,083	324,614
Plug Power, Inc. (a) (b)	74,008	562,461
Sensata Technologies Holding PLC	11,289	426,950
		1,899,827
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.8%
Aeva Technologies, Inc. (a)	124,450	$95,192
Innoviz Technologies Ltd. (a) (b)	223,407	435,643
MicroVision, Inc. (a) (b)	93,005	203,681
National Instruments Corp.	8,729	520,423
Sanmina Corp. (a)	8,964	486,566
Trimble, Inc. (a)	13,788	742,622
Vontier Corp.	22,751	703,461
		3,187,588
GROUND TRANSPORTATION — 9.2%
Avis Budget Group, Inc. (a)	3,674	660,181
Grab Holdings Ltd. Class A (a)	217,758	770,863
Hertz Global Holdings, Inc. (a)	29,669	363,445
Lyft, Inc. Class A (a)	68,499	721,979
Ryder System, Inc.	5,985	640,096
TuSimple Holdings, Inc. Class A (a)	212,742	331,878
Uber Technologies, Inc. (a)	18,096	832,235
		4,320,677
INTERACTIVE MEDIA & SERVICES — 1.1%
Baidu, Inc. ADR (a)	3,789	509,052
Yandex NV Class A (a) (c)	31,237	—
		509,052
MACHINERY — 13.9%
Allison Transmission Holdings, Inc.	13,426	792,939
Blue Bird Corp. (a)	24,042	513,297
Cummins, Inc.	3,112	710,967
Hyliion Holdings Corp. (a) (b)	203,982	240,699
Hyster-Yale Materials Handling, Inc.	9,158	408,264
Lion Electric Co. (a) (b)	98,128	187,424
Luxfer Holdings PLC	13,573	177,128
Microvast Holdings, Inc. (a) (b)	433,982	820,226
Nikola Corp. (a) (b)	1,189,010	1,866,746
PACCAR, Inc.	6,605	561,557
REV Group, Inc.	16,921	270,736
		6,549,983
METALS & MINING — 1.0%
ArcelorMittal SA ADR	18,754	469,413
PASSENGER AIRLINES — 0.2%
Blade Air Mobility, Inc. (a)	39,382	101,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Allegro MicroSystems, Inc. (a)	17,867	570,672
Ambarella, Inc. (a)	8,770	465,073
Enphase Energy, Inc. (a)	2,763	331,974
indie Semiconductor, Inc. Class A (a) (b)	71,477	450,305
Intel Corp.	16,088	571,928
Maxeon Solar Technologies Ltd. (a)	17,384	201,481
NVIDIA Corp.	1,883	819,086
NXP Semiconductors NV	2,699	539,584
ON Semiconductor Corp. (a)	7,906	734,863

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	6,125	$680,243
SolarEdge Technologies, Inc. (a)	1,742	225,606
STMicroelectronics NV ADR (b)	15,448	666,736
Texas Instruments, Inc.	2,926	465,263
		6,722,814
SOFTWARE — 2.7%
ANSYS, Inc. (a)	2,259	672,165
Aurora Innovation, Inc. (a) (b)	136,851	321,600
Xperi, Inc. (a)	29,614	291,994
		1,285,759
TOTAL COMMON STOCKS (Cost $78,850,490)		47,246,152
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	1	1
State Street Navigator Securities Lending Portfolio II (f) (g)	4,126,840	4,126,840
TOTAL SHORT-TERM INVESTMENTS (Cost $4,126,841)		4,126,841
TOTAL INVESTMENTS — 108.7% (Cost $82,977,331)		51,372,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(4,108,662)
NET ASSETS — 100.0%		$47,264,331
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$47,246,152	$—	$0(a)	$47,246,152
Short-Term Investments	4,126,841	—	—	4,126,841
TOTAL INVESTMENTS	$51,372,993	$—	$0	$51,372,993
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,410	$22,414	$802,229	$824,627	$(12)	$(3)	1	$1	$861
State Street Navigator Securities Lending Portfolio II	4,841,313	4,841,313	4,659,729	5,374,202	—	—	4,126,840	4,126,840	151,015
Total		$4,863,727	$5,461,958	$6,198,829	$(12)	$(3)		$4,126,841	$151,876
See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.3%
Axon Enterprise, Inc. (a)	355	$70,641
HEICO Corp.	196	31,738
HEICO Corp. Class A	230	29,721
L3Harris Technologies, Inc.	655	114,049
		246,149
AUTOMOBILES — 3.1%
Lucid Group, Inc. (a)	33,311	186,209
Rivian Automotive, Inc. Class A (a)	14,471	351,356
Tesla, Inc. (a)	10,161	2,542,485
		3,080,050
BANKS — 1.5%
Bank of New York Mellon Corp.	3,714	158,402
JPMorgan Chase & Co.	7,233	1,048,930
M&T Bank Corp.	515	65,122
Northern Trust Corp.	1,178	81,847
U.S. Bancorp	3,440	113,726
		1,468,027
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	2,182	125,880
Keurig Dr Pepper, Inc.	3,259	102,887
Monster Beverage Corp. (a)	2,293	121,414
		350,181
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	3,605	537,361
Alnylam Pharmaceuticals, Inc. (a)	578	102,364
Amgen, Inc.	960	258,010
Biogen, Inc. (a)	460	118,225
BioMarin Pharmaceutical, Inc. (a)	1,074	95,028
Exact Sciences Corp. (a)	551	37,589
Incyte Corp. (a)	743	42,923
Moderna, Inc. (a)	786	81,186
Neurocrine Biosciences, Inc. (a)	412	46,350
Regeneron Pharmaceuticals, Inc. (a)	340	279,806
Seagen, Inc. (a)	548	116,258
Vertex Pharmaceuticals, Inc. (a)	793	275,758
		1,990,858
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	24,097	3,063,211
eBay, Inc.	3,886	171,334
Etsy, Inc. (a)	1,299	83,889
MercadoLibre, Inc. (a)	206	261,183
		3,579,617
BUILDING PRODUCTS — 0.3%
A O Smith Corp.	885	58,525
Allegion PLC	2,365	246,433
Fortune Brands Innovations, Inc.	309	19,207
		324,165
Security Description	Shares	Value
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	103	$33,957
BlackRock, Inc.	676	437,027
Blackstone, Inc.	1,794	192,209
Cboe Global Markets, Inc.	732	114,346
Charles Schwab Corp.	7,065	387,868
CME Group, Inc.	1,822	364,801
FactSet Research Systems, Inc.	282	123,307
Intercontinental Exchange, Inc.	2,394	263,388
KKR & Co., Inc.	1,648	101,517
MarketAxess Holdings, Inc.	353	75,415
Moody's Corp.	1,628	514,725
Nasdaq, Inc.	2,146	104,274
S&P Global, Inc.	2,021	738,494
SEI Investments Co.	1,798	108,294
T Rowe Price Group, Inc.	1,200	125,844
Tradeweb Markets, Inc. Class A	276	22,135
		3,707,601
CHEMICALS — 1.2%
Albemarle Corp.	275	46,761
International Flavors & Fragrances, Inc.	103	7,022
Sherwin-Williams Co.	4,241	1,081,667
		1,135,450
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	296	142,379
Copart, Inc. (a)	4,039	174,040
Rollins, Inc.	3,166	118,187
		434,606
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	7,694	413,630
Juniper Networks, Inc.	11,172	310,470
Motorola Solutions, Inc.	1,397	380,319
		1,104,419
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	166	68,139
Vulcan Materials Co.	241	48,687
		116,826
CONSUMER FINANCE — 0.3%
American Express Co.	1,858	277,195
Discover Financial Services	642	55,616
		332,811
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Dollar General Corp.	898	95,008
Target Corp.	113	12,495
		107,503
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	309	16,711
ELECTRIC UTILITIES — 1.1%
Edison International	17,307	1,095,360

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 2.1%
AMETEK, Inc.	3,828	$565,625
Eaton Corp. PLC	1,931	411,844
Rockwell Automation, Inc.	3,847	1,099,742
		2,077,211
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,841	154,626
Cognex Corp.	721	30,599
Corning, Inc.	5,390	164,233
Keysight Technologies, Inc. (a)	1,085	143,556
Trimble, Inc. (a)	2,581	139,013
		632,027
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	757	70,878
Liberty Media Corp.-Liberty Formula One Class C (a)	1,315	81,924
Netflix, Inc. (a)	1,305	492,768
Take-Two Interactive Software, Inc. (a)	206	28,920
Walt Disney Co. (a)	5,374	435,563
		1,110,053
FINANCIAL SERVICES — 3.6%
Apollo Global Management, Inc.	1,840	165,158
Block, Inc. (a)	467	20,669
Fiserv, Inc. (a)	656	74,102
Mastercard, Inc. Class A	3,270	1,294,626
PayPal Holdings, Inc. (a)	3,136	183,331
Visa, Inc. Class A	7,749	1,782,347
		3,520,233
FOOD PRODUCTS — 0.6%
Darling Ingredients, Inc. (a)	2,424	126,533
Hershey Co.	2,209	441,976
McCormick & Co., Inc.	206	15,582
		584,091
GROUND TRANSPORTATION — 0.8%
Old Dominion Freight Line, Inc.	614	251,212
Uber Technologies, Inc. (a)	3,811	175,268
U-Haul Holding Co.	2,327	121,911
Union Pacific Corp.	1,098	223,586
		771,977
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Align Technology, Inc. (a)	180	54,958
Baxter International, Inc.	246	9,284
Becton Dickinson & Co.	562	145,294
Boston Scientific Corp. (a)	4,326	228,413
Cooper Cos., Inc.	344	109,395
Dexcom, Inc. (a)	1,426	133,046
Edwards Lifesciences Corp. (a)	3,627	251,278
Hologic, Inc. (a)	1,399	97,091
IDEXX Laboratories, Inc. (a)	393	171,847
Insulet Corp. (a)	245	39,075
Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	969	$283,229
Medtronic PLC	4,736	371,113
ResMed, Inc.	824	121,845
Stryker Corp.	1,211	330,930
Teleflex, Inc.	251	49,299
Zimmer Biomet Holdings, Inc.	888	99,651
		2,495,748
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Elevance Health, Inc.	701	305,229
Humana, Inc.	406	197,527
Laboratory Corp. of America Holdings	90	18,095
Quest Diagnostics, Inc.	232	28,272
UnitedHealth Group, Inc.	2,723	1,372,909
		1,922,032
HEALTH CARE REITs — 0.8%
Healthpeak Properties, Inc. REIT	28,438	522,122
Ventas, Inc. REIT	1,545	65,091
Welltower, Inc. REIT	2,060	168,755
		755,968
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	468	95,215
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	1,955	268,245
Chipotle Mexican Grill, Inc. (a)	72	131,892
Hilton Worldwide Holdings, Inc.	240	36,043
McDonald's Corp.	4,356	1,147,545
Starbucks Corp.	3,800	346,826
Vail Resorts, Inc.	48	10,651
Yum! Brands, Inc.	1,549	193,532
		2,134,734
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	1,648	173,370
NVR, Inc. (a)	24	143,119
		316,489
HOUSEHOLD PRODUCTS — 0.1%
Church & Dwight Co., Inc.	836	76,603
INDUSTRIAL CONGLOMERATES — 0.2%
Honeywell International, Inc.	1,280	236,467
INDUSTRIAL REITs — 1.1%
Prologis, Inc. REIT	9,633	1,080,919
INSURANCE — 3.4%
Aflac, Inc.	6,898	529,421
Allstate Corp.	968	107,845
American Financial Group, Inc.	1,633	182,357
Arch Capital Group Ltd. (a)	3,346	266,710
Arthur J Gallagher & Co.	232	52,880
Brown & Brown, Inc.	2,638	184,238
Chubb Ltd.	1,850	385,133
Cincinnati Financial Corp.	1,300	132,977
Erie Indemnity Co. Class A	298	87,549
Globe Life, Inc.	644	70,022

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	2,037	$144,444
Markel Group, Inc. (a)	125	184,061
Marsh & McLennan Cos., Inc.	1,993	379,268
MetLife, Inc.	2,021	127,141
Progressive Corp.	1,910	266,063
Travelers Cos., Inc.	375	61,241
W R Berkley Corp.	1,361	86,410
Willis Towers Watson PLC	580	121,197
		3,368,957
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A (a)	9,105	1,191,480
Alphabet, Inc. Class C (a)	13,350	1,760,198
Match Group, Inc. (a)	824	32,280
Meta Platforms, Inc. Class A (a)	6,368	1,911,737
Pinterest, Inc. Class A (a)	1,133	30,625
Snap, Inc. Class A (a)	2,163	19,273
		4,945,593
IT SERVICES — 1.7%
Accenture PLC Class A	2,349	721,402
EPAM Systems, Inc. (a)	48	12,273
International Business Machines Corp.	4,187	587,436
MongoDB, Inc. (a)	63	21,789
Okta, Inc. (a)	412	33,582
Snowflake, Inc. Class A (a)	275	42,012
Twilio, Inc. Class A (a)	193	11,296
VeriSign, Inc. (a)	1,139	230,682
		1,660,472
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	721	47,687
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Agilent Technologies, Inc.	973	108,801
Avantor, Inc. (a)	1,752	36,932
Bio-Rad Laboratories, Inc. Class A (a)	154	55,201
Bio-Techne Corp.	578	39,345
Danaher Corp.	2,941	729,662
Illumina, Inc. (a)	542	74,406
IQVIA Holdings, Inc. (a)	101	19,872
Mettler-Toledo International, Inc. (a)	332	367,879
Revvity, Inc.	1,371	151,770
Thermo Fisher Scientific, Inc.	1,343	679,786
Waters Corp. (a)	699	191,673
West Pharmaceutical Services, Inc.	1,006	377,461
		2,832,788
MACHINERY — 3.0%
Deere & Co.	252	95,100
Fortive Corp.	6,569	487,157
IDEX Corp.	1,128	234,646
Illinois Tool Works, Inc.	3,248	748,047
Pentair PLC	8,508	550,893
Security Description	Shares	Value
Xylem, Inc.	9,424	$857,867
		2,973,710
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	442	194,400
Comcast Corp. Class A	7,340	325,456
Fox Corp. Class A	1,107	34,538
Fox Corp. Class B	1,075	31,046
Liberty Broadband Corp. Class C (a)	4,244	387,562
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,751	44,581
Sirius XM Holdings, Inc.	14,060	63,551
Trade Desk, Inc. Class A (a)	595	46,499
		1,127,633
METALS & MINING — 0.1%
Newmont Corp.	3,044	112,476
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	657	94,969
PHARMACEUTICALS — 5.7%
Bristol-Myers Squibb Co.	6,925	401,927
Catalent, Inc. (a)	879	40,021
Eli Lilly & Co.	3,604	1,935,817
Jazz Pharmaceuticals PLC (a)	626	81,029
Johnson & Johnson	7,251	1,129,343
Merck & Co., Inc.	9,088	935,610
Pfizer, Inc.	12,055	399,864
Zoetis, Inc.	4,380	762,032
		5,685,643
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	411	98,878
Booz Allen Hamilton Holding Corp.	320	34,967
Equifax, Inc.	509	93,239
Jacobs Solutions, Inc.	3,592	490,308
Leidos Holdings, Inc.	121	11,151
Paychex, Inc.	1,410	162,615
Robert Half, Inc.	459	33,636
TransUnion	185	13,281
Verisk Analytics, Inc.	739	174,581
		1,112,656
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	2,015	154,933
Zillow Group, Inc. Class C (a)	309	14,264
		169,197
RESIDENTIAL REITs — 0.9%
AvalonBay Communities, Inc. REIT	1,837	315,486
Equity LifeStyle Properties, Inc. REIT	165	10,512
Equity Residential REIT	1,805	105,972
Essex Property Trust, Inc. REIT	1,982	420,362
Sun Communities, Inc. REIT	206	24,378
		876,710

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
RETAIL REITs — 0.8%
Kimco Realty Corp. REIT	15,093	$265,486
Realty Income Corp. REIT	8,780	438,473
Simon Property Group, Inc. REIT	1,165	125,855
		829,814
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.1%
Advanced Micro Devices, Inc. (a)	3,997	410,972
Analog Devices, Inc.	3,961	693,531
Broadcom, Inc.	327	271,600
Enphase Energy, Inc. (a)	3,206	385,201
First Solar, Inc. (a)	3,059	494,304
Intel Corp.	15,182	539,720
KLA Corp.	470	215,570
Marvell Technology, Inc.	9,176	496,697
Monolithic Power Systems, Inc.	635	293,370
NVIDIA Corp.	8,015	3,486,445
QUALCOMM, Inc.	7,388	820,511
SolarEdge Technologies, Inc. (a)	1,538	199,186
Texas Instruments, Inc.	4,304	684,379
		8,991,486
SOFTWARE — 12.6%
Adobe, Inc. (a)	2,148	1,095,265
ANSYS, Inc. (a)	239	71,115
Autodesk, Inc. (a)	653	135,112
DocuSign, Inc. (a)	379	15,918
Fortinet, Inc. (a)	1,781	104,509
HubSpot, Inc. (a)	33	16,253
Intuit, Inc.	2,289	1,169,542
Microsoft Corp.	21,635	6,831,251
Oracle Corp.	5,138	544,217
Palo Alto Networks, Inc. (a)	121	28,367
Paycom Software, Inc.	68	17,630
Roper Technologies, Inc.	387	187,416
Salesforce, Inc. (a)	3,011	610,571
ServiceNow, Inc. (a)	1,242	694,228
Synopsys, Inc. (a)	541	248,303
Tyler Technologies, Inc. (a)	116	44,792
VMware, Inc. Class A (a)	3,131	521,249
Workday, Inc. Class A (a)	427	91,741
Zoom Video Communications, Inc. Class A (a)	163	11,400
		12,438,879
SPECIALIZED REITs — 3.6%
American Tower Corp. REIT	1,711	281,374
Crown Castle, Inc. REIT	2,187	201,269
Digital Realty Trust, Inc. REIT	13,000	1,573,260
Equinix, Inc. REIT	1,068	775,646
Extra Space Storage, Inc. REIT	828	100,668
Security Description	Shares	Value
Public Storage REIT	1,284	$338,360
VICI Properties, Inc. REIT	10,587	308,082
		3,578,659
SPECIALTY RETAIL — 2.4%
Burlington Stores, Inc. (a)	309	41,808
Home Depot, Inc.	3,058	924,005
Lowe's Cos., Inc.	2,079	432,099
O'Reilly Automotive, Inc. (a)	321	291,744
Ross Stores, Inc.	1,390	157,001
TJX Cos., Inc.	4,559	405,204
Ulta Beauty, Inc. (a)	245	97,865
		2,349,726
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.2%
Apple, Inc.	47,529	8,137,440
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc. (a)	413	159,257
NIKE, Inc. Class B	1,357	129,756
VF Corp.	1,128	19,932
		308,945
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	3,905	213,369
WW Grainger, Inc.	54	37,360
		250,729
TOTAL COMMON STOCKS (Cost $99,423,152)		98,794,270
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d) (Cost $224,229)	224,183	224,227
TOTAL INVESTMENTS — 100.0% (Cost $99,647,381)		99,018,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(46,967)
NET ASSETS — 100.0%		$98,971,530
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$98,794,270	$—	$—	$98,794,270
Short-Term Investment	224,227	—	—	224,227
TOTAL INVESTMENTS	$99,018,497	$—	$—	$99,018,497

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	153,356	$153,387	$441,339	$370,505	$10	$(4)	224,183	$224,227	$1,838
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Axon Enterprise, Inc. (a)	41	$8,159
Boeing Co. (a)	1,523	291,929
General Dynamics Corp.	2,717	600,375
HEICO Corp.	270	43,721
HEICO Corp. Class A	486	62,801
Howmet Aerospace, Inc.	3,132	144,855
Huntington Ingalls Industries, Inc.	668	136,659
L3Harris Technologies, Inc.	2,396	417,192
Lockheed Martin Corp.	13,911	5,689,043
Northrop Grumman Corp.	9,090	4,001,327
RTX Corp.	17,685	1,272,789
Textron, Inc.	3,542	276,772
TransDigm Group, Inc. (a)	108	91,058
		13,036,680
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide, Inc.	25,845	2,226,030
Expeditors International of Washington, Inc.	33,607	3,852,370
FedEx Corp.	4,509	1,194,524
United Parcel Service, Inc. Class B	32,047	4,995,166
		12,268,090
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	2,562	252,588
BorgWarner, Inc.	5,394	217,756
Lear Corp.	1,512	202,910
		673,254
AUTOMOBILES — 0.7%
Ford Motor Co.	165,789	2,059,099
General Motors Co.	81,212	2,677,560
Lucid Group, Inc. (a) (b)	418	2,337
Rivian Automotive, Inc. Class A (a) (b)	6,097	148,035
Tesla, Inc. (a)	6,486	1,622,927
		6,509,958
BANKS — 4.0%
Bank of America Corp.	226,556	6,203,103
Bank of New York Mellon Corp.	18,152	774,183
Citigroup, Inc.	108,057	4,444,384
Citizens Financial Group, Inc.	21,087	565,131
Fifth Third Bancorp	20,818	527,320
First Citizens BancShares, Inc. Class A	152	209,775
First Horizon Corp.	116,671	1,285,714
Goldman Sachs Group, Inc.	8,058	2,607,327
Huntington Bancshares, Inc.	44,939	467,366
JPMorgan Chase & Co.	61,732	8,952,375
KeyCorp	38,943	419,027
M&T Bank Corp.	4,922	622,387
Morgan Stanley	21,382	1,746,268
Northern Trust Corp.	3,520	244,570
PNC Financial Services Group, Inc.	10,590	1,300,134
Security Description	Shares	Value
Regions Financial Corp.	26,046	$447,991
State Street Corp. (c)	8,034	537,957
Truist Financial Corp.	54,385	1,555,955
U.S. Bancorp	45,032	1,488,758
Webster Financial Corp.	5,549	223,680
Wells Fargo & Co.	108,323	4,426,078
		39,049,483
BEVERAGES — 2.5%
Brown-Forman Corp. Class B	9,434	544,248
Coca-Cola Co.	129,303	7,238,382
Constellation Brands, Inc. Class A	791	198,802
Keurig Dr Pepper, Inc.	82,905	2,617,311
Molson Coors Beverage Co. Class B	3,429	218,050
Monster Beverage Corp. (a)	23,171	1,226,904
PepsiCo, Inc.	71,737	12,155,117
		24,198,814
BIOTECHNOLOGY — 4.1%
AbbVie, Inc.	81,918	12,210,697
Alnylam Pharmaceuticals, Inc. (a)	57	10,095
Amgen, Inc.	12,016	3,229,420
Biogen, Inc. (a)	1,413	363,155
BioMarin Pharmaceutical, Inc. (a)	14,543	1,286,765
Exact Sciences Corp. (a)	408	27,834
Gilead Sciences, Inc.	66,989	5,020,156
Horizon Therapeutics PLC (a)	17,769	2,055,696
Incyte Corp. (a)	32,127	1,855,977
Moderna, Inc. (a)	5,440	561,897
Neurocrine Biosciences, Inc. (a)	9,906	1,114,425
Regeneron Pharmaceuticals, Inc. (a)	6,963	5,730,270
Seagen, Inc. (a)	9,934	2,107,498
United Therapeutics Corp. (a)	1,915	432,541
Vertex Pharmaceuticals, Inc. (a)	13,267	4,613,466
		40,619,892
BROADLINE RETAIL — 0.7%
Amazon.com, Inc. (a)	50,826	6,461,001
eBay, Inc.	7,497	330,543
Etsy, Inc. (a)	568	36,681
MercadoLibre, Inc. (a)	53	67,198
		6,895,423
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	798	52,772
Allegion PLC	3,019	314,580
Builders FirstSource, Inc. (a)	6,546	814,911
Carlisle Cos., Inc.	544	141,037
Carrier Global Corp.	32,269	1,781,249
Fortune Brands Innovations, Inc.	1,669	103,745
Johnson Controls International PLC	7,015	373,268
Lennox International, Inc.	238	89,117
Masco Corp.	2,164	115,666
Owens Corning	1,636	223,167

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Trane Technologies PLC	7,563	$1,534,608
		5,544,120
CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	4,756	1,567,958
Ares Management Corp. Class A	500	51,435
BlackRock, Inc.	5,132	3,317,787
Blackstone, Inc.	4,476	479,559
Carlyle Group, Inc.	5,030	151,705
Cboe Global Markets, Inc.	18,981	2,965,022
Charles Schwab Corp.	13,545	743,620
CME Group, Inc.	10,603	2,122,933
Coinbase Global, Inc. Class A (a)	1,857	139,424
FactSet Research Systems, Inc.	133	58,156
Franklin Resources, Inc.	6,386	156,968
Intercontinental Exchange, Inc.	21,212	2,333,744
Invesco Ltd.	10,128	147,059
KKR & Co., Inc.	5,115	315,084
LPL Financial Holdings, Inc.	2,743	651,874
MarketAxess Holdings, Inc.	2,137	456,549
Moody's Corp.	4,731	1,495,800
MSCI, Inc.	179	91,841
Nasdaq, Inc.	2,712	131,776
Raymond James Financial, Inc.	2,630	264,131
S&P Global, Inc.	1,776	648,968
SEI Investments Co.	4,302	259,109
T Rowe Price Group, Inc.	8,781	920,863
Tradeweb Markets, Inc. Class A	7,171	575,114
		20,046,479
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	5,024	1,423,802
Albemarle Corp.	980	166,639
Celanese Corp.	2,123	266,479
CF Industries Holdings, Inc.	27,464	2,354,763
Corteva, Inc.	32,893	1,682,806
Dow, Inc.	16,655	858,732
DuPont de Nemours, Inc.	7,600	566,884
Eastman Chemical Co.	2,214	169,858
Ecolab, Inc.	1,372	232,417
FMC Corp.	1,128	75,542
International Flavors & Fragrances, Inc.	3,137	213,849
Linde PLC	3,431	1,277,533
LyondellBasell Industries NV Class A	6,325	598,978
Mosaic Co.	10,884	387,470
PPG Industries, Inc.	2,247	291,661
RPM International, Inc.	1,018	96,517
Sherwin-Williams Co.	1,344	342,787
Westlake Corp.	838	104,473
		11,111,190
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	2,961	1,424,270
Copart, Inc. (a)	26,691	1,150,115
Republic Services, Inc.	34,494	4,915,740
Security Description	Shares	Value
Rollins, Inc.	35,960	$1,342,387
Waste Connections, Inc.	35,623	4,784,169
Waste Management, Inc.	31,329	4,775,793
		18,392,474
COMMUNICATIONS EQUIPMENT — 2.2%
Arista Networks, Inc. (a)	8,353	1,536,367
Cisco Systems, Inc.	250,573	13,470,805
F5, Inc. (a)	461	74,286
Juniper Networks, Inc.	58,612	1,628,827
Motorola Solutions, Inc.	16,225	4,417,094
		21,127,379
CONSTRUCTION & ENGINEERING — 0.0% (d)
AECOM	1,694	140,670
Quanta Services, Inc.	1,018	190,437
		331,107
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	480	197,030
Vulcan Materials Co.	889	179,596
		376,626
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	12,382	330,352
American Express Co.	5,765	860,080
Capital One Financial Corp.	14,331	1,390,823
Discover Financial Services	5,182	448,917
Synchrony Financial	14,953	457,113
		3,487,285
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Albertsons Cos., Inc. Class A	13,976	317,954
Costco Wholesale Corp.	15,811	8,932,583
Dollar General Corp.	3,513	371,675
Dollar Tree, Inc. (a)	2,313	246,219
Kroger Co.	62,476	2,795,801
Sysco Corp.	6,044	399,206
Target Corp.	7,529	832,482
Walgreens Boots Alliance, Inc.	34,577	768,992
Walmart, Inc.	47,438	7,586,759
		22,251,671
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	151,306	1,385,963
Avery Dennison Corp.	2,782	508,188
Ball Corp.	3,633	180,851
Crown Holdings, Inc.	1,921	169,970
International Paper Co.	18,576	658,891
Packaging Corp. of America	6,789	1,042,451
Sealed Air Corp.	1,507	49,520
Westrock Co.	11,527	412,666
		4,408,500
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,361	196,501
LKQ Corp.	3,868	191,505

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Pool Corp.	1,557	$554,448
		942,454
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	2,114	114,325
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	359,667	5,402,198
Liberty Global PLC Class C (a) (b)	23,016	427,177
Verizon Communications, Inc.	231,618	7,506,740
		13,336,115
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	9,055	438,715
American Electric Power Co., Inc.	22,363	1,682,145
Constellation Energy Corp.	3,752	409,268
Duke Energy Corp.	60,491	5,338,936
Edison International	6,415	406,005
Entergy Corp.	3,522	325,785
Evergy, Inc.	7,098	359,869
Eversource Energy	13,772	800,842
Exelon Corp.	15,111	571,045
FirstEnergy Corp.	7,539	257,683
NextEra Energy, Inc.	28,895	1,655,394
NRG Energy, Inc.	9,103	350,647
PG&E Corp. (a)	31,075	501,240
PPL Corp.	9,882	232,820
Southern Co.	62,399	4,038,463
Xcel Energy, Inc.	52,711	3,016,123
		20,384,980
ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	1,539	227,403
Eaton Corp. PLC	2,691	573,936
Emerson Electric Co.	5,280	509,889
Generac Holdings, Inc. (a)	701	76,381
Hubbell, Inc.	315	98,724
Rockwell Automation, Inc.	577	164,947
Sensata Technologies Holding PLC	1,741	65,845
		1,717,125
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	67,835	5,697,462
Arrow Electronics, Inc. (a)	12,472	1,561,993
CDW Corp.	4,935	995,685
Cognex Corp.	5,930	251,669
Corning, Inc.	35,759	1,089,577
Jabil, Inc.	3,193	405,160
Keysight Technologies, Inc. (a)	25,072	3,317,276
TE Connectivity Ltd.	4,796	592,450
Teledyne Technologies, Inc. (a)	2,927	1,195,914
Trimble, Inc. (a)	2,082	112,136
Zebra Technologies Corp. Class A (a)	1,737	410,853
		15,630,175
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	14,138	499,354
Security Description	Shares	Value
Halliburton Co.	7,329	$296,825
Schlumberger NV	9,845	573,963
		1,370,142
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	48,761	4,565,492
Electronic Arts, Inc.	22,373	2,693,709
Liberty Media Corp.-Liberty Formula One Class C (a)	1,248	77,750
Live Nation Entertainment, Inc. (a)	410	34,046
Netflix, Inc. (a)	3,029	1,143,750
ROBLOX Corp. Class A (a) (b)	261	7,559
Roku, Inc. (a)	433	30,566
Take-Two Interactive Software, Inc. (a)	1,073	150,639
Walt Disney Co. (a)	17,330	1,404,597
Warner Bros Discovery, Inc. (a)	103,279	1,121,610
		11,229,718
FINANCIAL SERVICES — 4.9%
Apollo Global Management, Inc.	4,271	383,365
Berkshire Hathaway, Inc. Class B (a)	31,294	10,962,288
Block, Inc. (a)	3,808	168,542
Equitable Holdings, Inc.	6,316	179,311
Fidelity National Information Services, Inc.	7,594	419,720
Fiserv, Inc. (a)	18,149	2,050,111
FleetCor Technologies, Inc. (a)	538	137,373
Global Payments, Inc.	3,955	456,368
Jack Henry & Associates, Inc.	15,134	2,287,353
Mastercard, Inc. Class A	35,737	14,148,636
PayPal Holdings, Inc. (a)	9,782	571,856
Toast, Inc. Class A (a) (b)	226	4,233
Visa, Inc. Class A	71,533	16,453,305
		48,222,461
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	12,892	972,315
Bunge Ltd.	5,815	629,474
Campbell Soup Co.	19,544	802,867
Conagra Brands, Inc.	7,515	206,061
Darling Ingredients, Inc. (a)	1,932	100,850
General Mills, Inc.	45,305	2,899,067
Hershey Co.	21,962	4,394,157
Hormel Foods Corp.	50,952	1,937,705
J M Smucker Co.	7,953	977,503
Kellogg Co.	48,549	2,889,151
Kraft Heinz Co.	13,780	463,559
Lamb Weston Holdings, Inc.	695	64,260
McCormick & Co., Inc.	1,592	120,419
Mondelez International, Inc. Class A	37,071	2,572,727
Tyson Foods, Inc. Class A	12,108	611,333
		19,641,448
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	1,596	169,064

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
GROUND TRANSPORTATION — 0.9%
CSX Corp.	16,140	$496,305
JB Hunt Transport Services, Inc.	3,165	596,666
Knight-Swift Transportation Holdings, Inc.	5,995	300,649
Norfolk Southern Corp.	5,077	999,814
Old Dominion Freight Line, Inc.	5,278	2,159,441
Uber Technologies, Inc. (a)	3,614	166,208
U-Haul Holding Co.	1,568	82,147
Union Pacific Corp.	20,292	4,132,060
		8,933,290
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	22,298	2,159,561
Align Technology, Inc. (a)	442	134,951
Baxter International, Inc.	9,506	358,757
Becton Dickinson & Co.	12,126	3,134,935
Boston Scientific Corp. (a)	6,262	330,634
Contra Abiomed, Inc. (a)	36	37
Cooper Cos., Inc.	500	159,005
DENTSPLY SIRONA, Inc.	2,608	89,089
Dexcom, Inc. (a)	494	46,090
Edwards Lifesciences Corp. (a)	20,094	1,392,112
GE HealthCare Technologies, Inc.	3,920	266,717
Hologic, Inc. (a)	12,249	850,081
IDEXX Laboratories, Inc. (a)	2,908	1,271,581
Insulet Corp. (a)	33	5,263
Intuitive Surgical, Inc. (a)	797	232,955
Medtronic PLC	18,870	1,478,653
ResMed, Inc.	4,322	639,094
STERIS PLC	614	134,724
Stryker Corp.	1,519	415,097
Teleflex, Inc.	436	85,635
Zimmer Biomet Holdings, Inc.	1,783	200,088
		13,385,059
HEALTH CARE PROVIDERS & SERVICES — 4.6%
Cardinal Health, Inc.	11,699	1,015,707
Cencora, Inc.	13,218	2,378,844
Centene Corp. (a)	18,084	1,245,626
Cigna Group	7,340	2,099,754
CVS Health Corp.	48,025	3,353,106
DaVita, Inc. (a)	1,278	120,809
Elevance Health, Inc.	5,447	2,371,733
HCA Healthcare, Inc.	2,113	519,756
Henry Schein, Inc. (a)	5,229	388,253
Humana, Inc.	3,787	1,842,451
Laboratory Corp. of America Holdings	4,427	890,048
McKesson Corp.	11,376	4,946,854
Molina Healthcare, Inc. (a)	4,914	1,611,251
Quest Diagnostics, Inc.	9,034	1,100,883
UnitedHealth Group, Inc.	41,612	20,980,354
Universal Health Services, Inc. Class B	1,417	178,159
		45,043,588
Security Description	Shares	Value
HEALTH CARE REITs — 0.1%
Healthcare Realty Trust, Inc. REIT	4,615	$70,471
Healthpeak Properties, Inc. REIT	5,638	103,514
Ventas, Inc. REIT	4,239	178,589
Welltower, Inc. REIT	3,420	280,166
		632,740
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	4,179	850,218
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	4,196	67,430
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	614	84,247
Aramark	3,486	120,964
Booking Holdings, Inc. (a)	90	277,556
Caesars Entertainment, Inc. (a)	1,599	74,114
Carnival Corp. (a)	6,824	93,625
Chipotle Mexican Grill, Inc. (a)	775	1,419,668
Darden Restaurants, Inc.	799	114,433
Domino's Pizza, Inc.	3,888	1,472,736
DoorDash, Inc. Class A (a)	791	62,861
DraftKings, Inc. Class A (a)	659	19,401
Expedia Group, Inc. (a)	591	60,914
Hilton Worldwide Holdings, Inc.	525	78,845
Hyatt Hotels Corp. Class A	85	9,017
Las Vegas Sands Corp.	1,229	56,337
Marriott International, Inc. Class A	684	134,447
McDonald's Corp.	18,592	4,897,876
MGM Resorts International (a)	2,994	110,059
Royal Caribbean Cruises Ltd. (a)	521	48,005
Starbucks Corp.	4,497	410,441
Vail Resorts, Inc.	226	50,147
Wynn Resorts Ltd.	427	39,459
Yum! Brands, Inc.	14,245	1,779,770
		11,414,922
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	14,203	1,526,397
Garmin Ltd.	12,916	1,358,763
Lennar Corp. Class A	5,317	596,727
Mohawk Industries, Inc. (a)	1,783	152,999
NVR, Inc. (a)	146	870,642
PulteGroup, Inc.	11,084	820,770
Whirlpool Corp.	2,006	268,202
		5,594,500
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	15,102	1,383,796
Clorox Co.	814	106,683
Colgate-Palmolive Co.	18,094	1,286,664
Kimberly-Clark Corp.	9,264	1,119,555
Procter & Gamble Co.	41,007	5,981,281
		9,877,979
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	10,235	155,572

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Vistra Corp.	5,740	$190,453
		346,025
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	31,383	2,938,077
General Electric Co.	15,016	1,660,019
Honeywell International, Inc.	25,237	4,662,283
		9,260,379
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	6,291	705,913
INSURANCE — 3.6%
Aflac, Inc.	24,773	1,901,328
Allstate Corp.	6,402	713,247
American Financial Group, Inc.	12,760	1,424,909
American International Group, Inc.	25,003	1,515,182
Aon PLC Class A	6,219	2,016,324
Arch Capital Group Ltd. (a)	4,100	326,811
Arthur J Gallagher & Co.	17,885	4,076,528
Assurant, Inc.	10,327	1,482,751
Brown & Brown, Inc.	1,557	108,741
Chubb Ltd.	8,423	1,753,500
Cincinnati Financial Corp.	2,609	266,875
Erie Indemnity Co. Class A	4,916	1,444,272
Everest Group Ltd.	673	250,134
Fidelity National Financial, Inc.	6,280	259,364
Globe Life, Inc.	1,471	159,942
Hartford Financial Services Group, Inc.	10,249	726,756
Loews Corp.	5,152	326,173
Markel Group, Inc. (a)	189	278,301
Marsh & McLennan Cos., Inc.	22,122	4,209,817
MetLife, Inc.	18,630	1,172,013
Principal Financial Group, Inc.	12,209	879,903
Progressive Corp.	32,428	4,517,220
Prudential Financial, Inc.	9,017	855,623
Travelers Cos., Inc.	17,317	2,828,039
W R Berkley Corp.	2,898	183,994
Willis Towers Watson PLC	5,840	1,220,326
		34,898,073
INTERACTIVE MEDIA & SERVICES — 4.9%
Alphabet, Inc. Class A (a)	100,867	13,199,456
Alphabet, Inc. Class C (a)	94,824	12,502,544
Match Group, Inc. (a)	2,113	82,777
Meta Platforms, Inc. Class A (a)	74,197	22,274,681
Pinterest, Inc. Class A (a)	1,170	31,625
Snap, Inc. Class A (a)	3,145	28,022
ZoomInfo Technologies, Inc. (a)	530	8,692
		48,127,797
IT SERVICES — 2.8%
Accenture PLC Class A	37,036	11,374,126
Akamai Technologies, Inc. (a)	18,777	2,000,502
Cloudflare, Inc. Class A (a)	104	6,556
Cognizant Technology Solutions Corp. Class A	38,624	2,616,390
Security Description	Shares	Value
EPAM Systems, Inc. (a)	1,874	$479,163
Gartner, Inc. (a)	1,904	654,233
GoDaddy, Inc. Class A (a)	18,889	1,406,853
International Business Machines Corp.	48,509	6,805,813
MongoDB, Inc. (a)	5	1,729
Okta, Inc. (a)	692	56,405
Snowflake, Inc. Class A (a)	256	39,109
Twilio, Inc. Class A (a)	1,868	109,334
VeriSign, Inc. (a)	8,483	1,718,062
		27,268,275
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	2,028	134,132
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	9,522	1,064,750
Avantor, Inc. (a)	6,888	145,199
Bio-Rad Laboratories, Inc. Class A (a)	446	159,869
Bio-Techne Corp.	395	26,888
Charles River Laboratories International, Inc. (a)	478	93,678
Danaher Corp.	4,560	1,131,336
Illumina, Inc. (a)	408	56,010
IQVIA Holdings, Inc. (a)	1,162	228,624
Mettler-Toledo International, Inc. (a)	69	76,457
Repligen Corp. (a)	135	21,466
Revvity, Inc.	1,421	157,305
Thermo Fisher Scientific, Inc.	2,985	1,510,918
Waters Corp. (a)	2,030	556,646
West Pharmaceutical Services, Inc.	2,254	845,723
		6,074,869
MACHINERY — 1.1%
Caterpillar, Inc.	4,318	1,178,814
Cummins, Inc.	5,423	1,238,939
Deere & Co.	2,514	948,733
Dover Corp.	1,233	172,016
Fortive Corp.	2,776	205,868
Graco, Inc.	5,683	414,177
IDEX Corp.	2,366	492,175
Illinois Tool Works, Inc.	13,046	3,004,624
Ingersoll Rand, Inc.	3,425	218,241
Nordson Corp.	1,684	375,818
Otis Worldwide Corp.	5,098	409,420
PACCAR, Inc.	6,120	520,323
Parker-Hannifin Corp.	890	346,673
Pentair PLC	1,479	95,765
Snap-on, Inc.	2,012	513,181
Stanley Black & Decker, Inc.	3,301	275,898
Toro Co.	3,611	300,074
Westinghouse Air Brake Technologies Corp.	2,216	235,494
Xylem, Inc.	1,322	120,342
		11,066,575

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	2,013	$885,358
Comcast Corp. Class A	102,670	4,552,388
Fox Corp. Class A	5,631	175,687
Fox Corp. Class B	8,670	250,390
Interpublic Group of Cos., Inc.	5,607	160,697
Liberty Broadband Corp. Class C (a)	11,094	1,013,104
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,664	93,285
News Corp. Class A	5,782	115,987
Omnicom Group, Inc.	7,460	555,621
Paramount Global Class B	26,291	339,154
Sirius XM Holdings, Inc. (b)	7,522	33,999
Trade Desk, Inc. Class A (a)	410	32,041
		8,207,711
METALS & MINING — 0.7%
Cleveland-Cliffs, Inc. (a)	21,091	329,652
Freeport-McMoRan, Inc.	14,594	544,210
Newmont Corp.	82,718	3,056,430
Nucor Corp.	12,205	1,908,252
Reliance Steel & Aluminum Co.	999	261,968
Steel Dynamics, Inc.	8,188	877,918
		6,978,430
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (d)
Annaly Capital Management, Inc. REIT	10,436	196,301
MULTI-UTILITIES — 1.2%
Ameren Corp.	13,068	977,878
CenterPoint Energy, Inc.	6,966	187,037
CMS Energy Corp.	14,326	760,854
Consolidated Edison, Inc.	41,461	3,546,159
Dominion Energy, Inc.	27,719	1,238,208
DTE Energy Co.	9,153	908,710
NiSource, Inc.	5,627	138,874
Public Service Enterprise Group, Inc.	6,133	349,029
Sempra	7,559	514,239
WEC Energy Group, Inc.	33,639	2,709,622
		11,330,610
OFFICE REITs — 0.0% (d)
Alexandria Real Estate Equities, Inc. REIT	2,038	204,004
Boston Properties, Inc. REIT	3,050	181,414
		385,418
OIL, GAS & CONSUMABLE FUELS — 3.7%
APA Corp.	2,562	105,298
Cheniere Energy, Inc.	8,608	1,428,584
Chesapeake Energy Corp. (b)	4,945	426,407
Chevron Corp.	34,850	5,876,407
ConocoPhillips	46,596	5,582,201
Coterra Energy, Inc.	13,754	372,046
Security Description	Shares	Value
Devon Energy Corp.	8,590	$409,743
Diamondback Energy, Inc.	1,914	296,440
EOG Resources, Inc.	6,817	864,123
EQT Corp.	5,208	211,340
Exxon Mobil Corp.	70,059	8,237,537
Hess Corp.	1,158	177,174
HF Sinclair Corp.	6,150	350,119
Kinder Morgan, Inc.	31,041	514,660
Marathon Oil Corp.	12,609	337,291
Marathon Petroleum Corp.	27,214	4,118,567
Occidental Petroleum Corp.	8,244	534,871
ONEOK, Inc.	4,565	289,558
Ovintiv, Inc.	4,281	203,647
Phillips 66	13,526	1,625,149
Pioneer Natural Resources Co.	3,231	741,676
Targa Resources Corp.	1,796	153,953
Texas Pacific Land Corp.	254	463,184
Valero Energy Corp.	13,787	1,953,756
Williams Cos., Inc.	25,417	856,299
		36,130,030
PASSENGER AIRLINES — 0.0% (d)
Delta Air Lines, Inc.	1,696	62,752
Southwest Airlines Co.	1,166	31,564
		94,316
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	6,966	1,006,935
PHARMACEUTICALS — 7.4%
Bristol-Myers Squibb Co.	74,365	4,316,145
Catalent, Inc. (a)	2,856	130,034
Eli Lilly & Co.	42,212	22,673,331
Jazz Pharmaceuticals PLC (a)	546	70,674
Johnson & Johnson	111,703	17,397,742
Merck & Co., Inc.	136,839	14,087,575
Pfizer, Inc.	316,713	10,505,370
Royalty Pharma PLC Class A	2,517	68,311
Viatris, Inc.	58,830	580,064
Zoetis, Inc.	14,569	2,534,715
		72,363,961
PROFESSIONAL SERVICES — 1.4%
Automatic Data Processing, Inc.	28,174	6,778,101
Booz Allen Hamilton Holding Corp.	11,863	1,296,270
Broadridge Financial Solutions, Inc.	4,535	811,992
Clarivate PLC (a) (b)	6,417	43,058
Equifax, Inc.	586	107,343
Jacobs Solutions, Inc.	1,560	212,940
Leidos Holdings, Inc.	2,193	202,107
Paychex, Inc.	12,333	1,422,365
Paylocity Holding Corp. (a)	1,118	203,141
Robert Half, Inc.	5,049	369,991
SS&C Technologies Holdings, Inc.	2,341	122,996
TransUnion	1,499	107,613
Verisk Analytics, Inc.	10,396	2,455,951
		14,133,868

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	4,415	$326,092
CoStar Group, Inc. (a)	1,602	123,178
Zillow Group, Inc. Class C (a)	1,289	59,500
		508,770
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	2,618	88,201
AvalonBay Communities, Inc. REIT	984	168,992
Camden Property Trust REIT	830	78,501
Equity LifeStyle Properties, Inc. REIT	633	40,329
Equity Residential REIT	3,568	209,477
Essex Property Trust, Inc. REIT	465	98,622
Invitation Homes, Inc. REIT	4,368	138,422
Mid-America Apartment Communities, Inc. REIT	883	113,598
Sun Communities, Inc. REIT	965	114,198
UDR, Inc. REIT	1,418	50,580
		1,100,920
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	8,717	153,332
Realty Income Corp. REIT	6,304	314,822
Regency Centers Corp. REIT	1,607	95,520
Simon Property Group, Inc. REIT	2,328	251,494
		815,168
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.3%
Advanced Micro Devices, Inc. (a)	7,668	788,424
Analog Devices, Inc.	7,174	1,256,096
Applied Materials, Inc.	33,725	4,669,226
Broadcom, Inc.	15,967	13,261,871
Enphase Energy, Inc. (a)	122	14,658
Entegris, Inc.	635	59,633
First Solar, Inc. (a)	522	84,350
Intel Corp.	106,034	3,769,509
KLA Corp.	713	327,024
Lam Research Corp.	5,688	3,565,068
Lattice Semiconductor Corp. (a)	99	8,507
Marvell Technology, Inc.	4,100	221,933
Microchip Technology, Inc.	2,511	195,983
Micron Technology, Inc.	18,425	1,253,453
Monolithic Power Systems, Inc.	1,403	648,186
NVIDIA Corp.	54,254	23,599,947
NXP Semiconductors NV	1,761	352,059
ON Semiconductor Corp. (a)	2,662	247,433
Qorvo, Inc. (a)	1,483	141,582
QUALCOMM, Inc.	49,650	5,514,129
Skyworks Solutions, Inc.	5,921	583,751
SolarEdge Technologies, Inc. (a)	151	19,556
Teradyne, Inc.	5,743	576,942
Texas Instruments, Inc.	66,489	10,572,416
Wolfspeed, Inc. (a) (b)	256	9,754
		71,741,490
Security Description	Shares	Value
SOFTWARE — 6.6%
Adobe, Inc. (a)	15,424	$7,864,698
ANSYS, Inc. (a)	301	89,563
Aspen Technology, Inc. (a)	1,561	318,850
Atlassian Corp. Class A (a)	27	5,441
Autodesk, Inc. (a)	6,224	1,287,808
Bentley Systems, Inc. Class B	502	25,180
Bill Holdings, Inc. (a)	246	26,708
Cadence Design Systems, Inc. (a)	8,616	2,018,729
Ceridian HCM Holding, Inc. (a)	300	20,355
Crowdstrike Holdings, Inc. Class A (a)	35	5,858
Datadog, Inc. Class A (a)	44	4,008
DocuSign, Inc. (a)	40	1,680
Dropbox, Inc. Class A (a)	2,103	57,265
Dynatrace, Inc. (a)	113	5,280
Fair Isaac Corp. (a)	78	67,745
Fortinet, Inc. (a)	953	55,922
Gen Digital, Inc.	121,942	2,155,935
HubSpot, Inc. (a)	23	11,327
Intuit, Inc.	840	429,190
Manhattan Associates, Inc. (a)	86	16,999
Microsoft Corp.	89,568	28,281,096
Oracle Corp.	54,529	5,775,712
Palantir Technologies, Inc. Class A (a)	2,386	38,176
Palo Alto Networks, Inc. (a)	165	38,683
Paycom Software, Inc.	1,657	429,610
PTC, Inc. (a)	10,327	1,463,129
Roper Technologies, Inc.	11,065	5,358,558
Salesforce, Inc. (a)	4,040	819,231
ServiceNow, Inc. (a)	219	122,412
Splunk, Inc. (a)	183	26,764
Synopsys, Inc. (a)	4,360	2,001,109
Tyler Technologies, Inc. (a)	145	55,990
UiPath, Inc. Class A (a)	433	7,409
Unity Software, Inc. (a)	368	11,552
VMware, Inc. Class A (a)	33,501	5,577,246
Workday, Inc. Class A (a)	344	73,908
Zoom Video Communications, Inc. Class A (a)	1,637	114,492
Zscaler, Inc. (a)	29	4,512
		64,668,130
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	2,037	334,985
Crown Castle, Inc. REIT	2,368	217,927
Digital Realty Trust, Inc. REIT	3,358	406,385
Equinix, Inc. REIT	303	220,057
Extra Space Storage, Inc. REIT	1,139	138,479
Gaming & Leisure Properties, Inc. REIT	1,754	79,895
Iron Mountain, Inc. REIT	2,431	144,523
Public Storage REIT	6,919	1,823,295
SBA Communications Corp. REIT	318	63,654
VICI Properties, Inc. REIT	10,508	305,783

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	10,766	$330,085
		4,065,068
SPECIALTY RETAIL — 1.7%
AutoZone, Inc. (a)	1,330	3,378,187
Bath & Body Works, Inc.	3,203	108,262
Best Buy Co., Inc.	12,783	888,035
Burlington Stores, Inc. (a)	504	68,191
CarMax, Inc. (a)	4,115	291,054
Chewy, Inc. Class A (a)	43	785
Dick's Sporting Goods, Inc.	2,720	295,338
Home Depot, Inc.	15,674	4,736,056
Lowe's Cos., Inc.	8,436	1,753,338
O'Reilly Automotive, Inc. (a)	2,428	2,206,712
Ross Stores, Inc.	2,695	304,400
TJX Cos., Inc.	6,591	585,808
Tractor Supply Co.	3,924	796,768
Ulta Beauty, Inc. (a)	2,269	906,352
		16,319,286
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	165,654	28,361,621
Dell Technologies, Inc. Class C	25,183	1,735,109
Hewlett Packard Enterprise Co.	39,234	681,495
HP, Inc.	20,809	534,791
NetApp, Inc.	12,334	935,904
Seagate Technology Holdings PLC	3,401	224,296
Super Micro Computer, Inc. (a)	283	77,604
Western Digital Corp. (a)	8,472	386,577
		32,937,397
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Deckers Outdoor Corp. (a)	870	447,258
Lululemon Athletica, Inc. (a)	4,215	1,625,346
NIKE, Inc. Class B	42,538	4,067,484
VF Corp.	7,969	140,812
		6,280,900
TOBACCO — 0.1%
Altria Group, Inc.	11,807	496,484
Philip Morris International, Inc.	10,537	975,516
		1,472,000
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	20,601	1,125,639
Security Description	Shares	Value
Ferguson PLC	7,186	$1,181,881
United Rentals, Inc.	888	394,778
Watsco, Inc. (b)	1,224	462,329
WW Grainger, Inc.	1,865	1,290,282
		4,454,909
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	2,665	330,007
Essential Utilities, Inc.	1,923	66,017
		396,024
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc. (a)	39,626	5,549,621
TOTAL COMMON STOCKS (Cost $882,931,760)		977,905,459
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	1,297,140	1,297,400
State Street Navigator Securities Lending Portfolio II (c) (g)	1,270,009	1,270,009
TOTAL SHORT-TERM INVESTMENTS (Cost $2,567,438)		2,567,409
TOTAL INVESTMENTS — 100.1% (Cost $885,499,198)		980,472,868
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(690,984)
NET ASSETS — 100.0%		$979,781,884
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$977,905,422	$37	$—	$977,905,459
Short-Term Investments	2,567,409	—	—	2,567,409
TOTAL INVESTMENTS	$980,472,831	$37	$—	$980,472,868

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	7,894	$577,683	$14,276	$4,190	$330	$(50,142)	8,034	$537,957	$5,543
State Street Institutional Liquid Reserves Fund, Premier Class	2,004,731	2,005,132	5,328,442	6,036,142	7	(39)	1,297,140	1,297,400	10,306
State Street Navigator Securities Lending Portfolio II	1,105,870	1,105,870	2,364,114	2,199,975	—	—	1,270,009	1,270,009	1,935
Total		$3,688,685	$7,706,832	$8,240,307	$337	$(50,181)		$3,105,366	$17,784
See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTOMOBILES — 3.0%
Tesla, Inc. (a)	63,461	$15,879,211
BROADLINE RETAIL — 8.5%
Alibaba Group Holding Ltd. ADR (a)	124,307	10,782,389
Amazon.com, Inc. (a)	127,457	16,202,334
JD.com, Inc. ADR (b)	194,700	5,671,611
PDD Holdings, Inc. ADR (a)	126,595	12,415,172
		45,071,506
COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	234,314	12,596,721
ENTERTAINMENT — 2.5%
Netflix, Inc. (a)	35,569	13,430,854
GROUND TRANSPORTATION — 3.7%
Uber Technologies, Inc. (a)	428,651	19,713,659
HOTELS, RESTAURANTS & LEISURE — 6.4%
Airbnb, Inc. Class A (a)	120,214	16,494,563
Booking Holdings, Inc. (a)	5,638	17,387,310
		33,881,873
INTERACTIVE MEDIA & SERVICES — 8.6%
Alphabet, Inc. Class A (a)	122,326	16,007,580
Meta Platforms, Inc. Class A (a)	98,184	29,475,819
		45,483,399
IT SERVICES — 7.4%
International Business Machines Corp.	77,240	10,836,772
Shopify, Inc. Class A (a)	295,857	16,144,917
Snowflake, Inc. Class A (a)	78,799	12,038,123
		39,019,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.7%
Advanced Micro Devices, Inc. (a)	166,065	17,074,803
Analog Devices, Inc.	67,513	11,820,851
Applied Materials, Inc.	106,108	14,690,653
ASML Holding NV	19,000	11,184,540
Broadcom, Inc.	20,942	17,394,006
Intel Corp.	402,173	14,297,250
Lam Research Corp.	25,293	15,852,894
Micron Technology, Inc.	207,424	14,111,055
NVIDIA Corp.	66,813	29,062,987
QUALCOMM, Inc.	95,669	10,624,999
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	141,102	12,261,764
Security Description	Shares	Value
Texas Instruments, Inc.	65,192	$10,366,180
		178,741,982
SOFTWARE — 21.2%
Adobe, Inc. (a)	34,427	17,554,327
Intuit, Inc.	28,459	14,540,841
Microsoft Corp.	46,324	14,626,803
Oracle Corp.	142,565	15,100,485
Palo Alto Networks, Inc. (a)	71,634	16,793,875
Salesforce, Inc. (a)	86,867	17,614,890
ServiceNow, Inc. (a)	28,909	16,158,975
		112,390,196
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	80,108	13,715,291
TOTAL COMMON STOCKS (Cost $453,512,410)		529,924,504
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	268,297	268,351
State Street Navigator Securities Lending Portfolio II (e) (f)	3,700,915	3,700,915
TOTAL SHORT-TERM INVESTMENTS (Cost $3,969,264)		3,969,266
TOTAL INVESTMENTS — 100.7% (Cost $457,481,674)		533,893,770
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,724,142)
NET ASSETS — 100.0%		$530,169,628
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$529,924,504	$—	$—	$529,924,504
Short-Term Investments	3,969,266	—	—	3,969,266
TOTAL INVESTMENTS	$533,893,770	$—	$—	$533,893,770

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,002	$316,066	$710,065	$757,769	$(10)	$(1)	268,297	$268,351	$5,074
State Street Navigator Securities Lending Portfolio II	5,868,997	5,868,997	83,275,875	85,443,957	—	—	3,700,915	3,700,915	2,339
Total		$6,185,063	$83,985,940	$86,201,726	$(10)	$(1)		$3,969,266	$7,413
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
BWX Technologies, Inc.	274,384	$20,573,312
Curtiss-Wright Corp.	114,907	22,479,256
Hexcel Corp.	253,075	16,485,306
Woodward, Inc.	181,092	22,502,492
		82,040,366
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	356,488	20,908,021
AUTOMOBILE COMPONENTS — 1.7%
Adient PLC (a) (b)	281,365	10,326,096
Autoliv, Inc.	227,978	21,995,317
Fox Factory Holding Corp. (a) (b)	127,247	12,607,633
Gentex Corp.	700,324	22,788,543
Goodyear Tire & Rubber Co. (a)	851,557	10,584,854
Lear Corp.	176,282	23,657,044
Visteon Corp. (a)	84,549	11,673,680
		113,633,167
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	386,252	12,769,491
Thor Industries, Inc. (b)	159,714	15,193,593
		27,963,084
BANKS — 5.1%
Associated Banc-Corp.	453,400	7,757,674
Bank OZK	315,144	11,682,388
Cadence Bank	548,568	11,640,613
Columbia Banking System, Inc.	624,764	12,682,709
Commerce Bancshares, Inc.	339,978	16,312,144
Cullen/Frost Bankers, Inc.	192,182	17,528,920
East West Bancorp, Inc.	424,438	22,372,127
First Financial Bankshares, Inc. (b)	385,946	9,694,964
First Horizon Corp.	1,673,423	18,441,121
FNB Corp.	1,077,966	11,631,253
Glacier Bancorp, Inc.	333,096	9,493,236
Hancock Whitney Corp.	258,755	9,571,347
Home BancShares, Inc.	564,321	11,816,882
International Bancshares Corp.	160,276	6,946,362
New York Community Bancorp, Inc.	2,167,705	24,581,775
Old National Bancorp	876,489	12,744,150
Pinnacle Financial Partners, Inc.	230,009	15,419,803
Prosperity Bancshares, Inc.	280,850	15,328,793
SouthState Corp.	227,710	15,338,546
Synovus Financial Corp.	439,063	12,205,951
Texas Capital Bancshares, Inc. (a)	144,245	8,496,031
UMB Financial Corp.	131,175	8,139,409
United Bankshares, Inc.	405,350	11,183,607
Valley National Bancorp (b)	1,280,973	10,965,129
Webster Financial Corp.	519,797	20,953,017
Wintrust Financial Corp.	183,408	13,847,304
		346,775,255
Security Description	Shares	Value
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	28,327	$11,034,216
Celsius Holdings, Inc. (a)	147,681	25,342,060
Coca-Cola Consolidated, Inc.	14,060	8,946,659
		45,322,935
BIOTECHNOLOGY — 1.6%
Arrowhead Pharmaceuticals, Inc. (a)	322,007	8,652,328
Exelixis, Inc. (a)	955,173	20,870,530
Halozyme Therapeutics, Inc. (a)	395,267	15,099,200
Neurocrine Biosciences, Inc. (a)	293,020	32,964,750
United Therapeutics Corp. (a)	140,723	31,785,104
		109,371,912
BROADLINE RETAIL — 0.5%
Kohl's Corp. (b)	332,180	6,962,493
Macy's, Inc. (b)	818,694	9,505,037
Nordstrom, Inc. (b)	291,084	4,348,795
Ollie's Bargain Outlet Holdings, Inc. (a)	185,097	14,285,787
		35,102,112
BUILDING PRODUCTS — 3.9%
Advanced Drainage Systems, Inc.	207,582	23,629,059
Builders FirstSource, Inc. (a)	374,865	46,666,944
Carlisle Cos., Inc.	149,653	38,799,037
Fortune Brands Innovations, Inc.	380,834	23,672,641
Lennox International, Inc.	95,844	35,887,827
Owens Corning	269,330	36,739,305
Simpson Manufacturing Co., Inc.	128,028	19,179,875
Trex Co., Inc. (a)	325,395	20,054,094
UFP Industries, Inc.	185,407	18,985,677
		263,614,459
CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc.	104,992	13,684,657
Evercore, Inc. Class A	104,422	14,397,705
Federated Hermes, Inc.	263,948	8,939,919
Interactive Brokers Group, Inc. Class A	320,106	27,708,375
Janus Henderson Group PLC	398,143	10,280,052
Jefferies Financial Group, Inc.	529,629	19,400,310
Morningstar, Inc. (b)	78,100	18,294,144
SEI Investments Co.	301,742	18,173,921
Stifel Financial Corp.	313,383	19,254,252
		150,133,335
CHEMICALS — 2.2%
Ashland, Inc.	153,463	12,534,858
Avient Corp.	273,609	9,663,870
Axalta Coating Systems Ltd. (a)	664,306	17,869,831
Cabot Corp.	168,058	11,641,378
Chemours Co.	444,833	12,477,566

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
NewMarket Corp.	20,670	$9,405,677
Olin Corp.	377,085	18,846,708
RPM International, Inc.	386,855	36,677,722
Scotts Miracle-Gro Co. (b)	124,541	6,436,279
Westlake Corp.	95,603	11,918,826
		147,472,715
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	139,493	10,132,772
Clean Harbors, Inc. (a)	151,093	25,286,924
MSA Safety, Inc.	110,833	17,472,822
Stericycle, Inc. (a)	277,182	12,392,807
Tetra Tech, Inc.	159,761	24,288,465
		89,573,790
COMMUNICATIONS EQUIPMENT — 0.6%
Calix, Inc. (a)	176,951	8,111,434
Ciena Corp. (a)	448,540	21,198,000
Lumentum Holdings, Inc. (a)	206,357	9,323,209
		38,632,643
CONSTRUCTION & ENGINEERING — 1.8%
AECOM	415,831	34,530,606
EMCOR Group, Inc.	141,283	29,724,530
Fluor Corp. (a)	429,545	15,764,301
MasTec, Inc. (a)	181,107	13,034,271
MDU Resources Group, Inc.	609,984	11,943,487
Valmont Industries, Inc.	63,065	15,148,844
		120,146,039
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	106,201	17,684,590
Knife River Corp. (a)	152,973	7,469,672
		25,154,262
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	814,471	21,730,086
FirstCash Holdings, Inc.	111,127	11,154,928
SLM Corp.	679,186	9,250,514
		42,135,528
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	402,770	28,745,695
Casey's General Stores, Inc.	112,062	30,427,074
Grocery Outlet Holding Corp. (a)	296,701	8,559,824
Performance Food Group Co. (a)	468,615	27,582,679
Sprouts Farmers Market, Inc. (a) (b)	305,622	13,080,621
U.S. Foods Holding Corp. (a)	681,547	27,057,416
		135,453,309
CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	196,887	24,618,751
Berry Global Group, Inc.	354,444	21,943,628
Crown Holdings, Inc.	361,680	32,001,446
Graphic Packaging Holding Co.	921,712	20,535,743
Security Description	Shares	Value
Greif, Inc. Class A	76,550	$5,114,306
Silgan Holdings, Inc.	250,978	10,819,662
Sonoco Products Co.	293,461	15,949,605
		130,983,141
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	10,989	6,406,587
Grand Canyon Education, Inc. (a)	89,591	10,471,396
H&R Block, Inc. (b)	456,389	19,652,110
Service Corp. International	452,185	25,837,851
		62,367,944
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a) (b)	664,482	10,399,143
Iridium Communications, Inc.	374,718	17,045,922
		27,445,065
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	172,479	9,106,891
IDACORP, Inc.	151,646	14,201,648
OGE Energy Corp.	600,250	20,006,333
PNM Resources, Inc. (b)	257,829	11,501,752
Portland General Electric Co.	300,186	12,151,529
		66,968,153
ELECTRICAL EQUIPMENT — 2.4%
Acuity Brands, Inc. (b)	93,500	15,923,985
EnerSys	123,298	11,672,622
Hubbell, Inc.	160,751	50,380,971
nVent Electric PLC	497,530	26,364,115
Regal Rexnord Corp. (b)	198,749	28,397,257
Sensata Technologies Holding PLC	456,728	17,273,453
Sunrun, Inc. (a) (b)	652,481	8,195,161
Vicor Corp. (a)	67,153	3,954,640
		162,162,204
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (a)	167,066	20,923,346
Avnet, Inc.	273,765	13,192,735
Belden, Inc.	127,032	12,264,940
Cognex Corp.	516,959	21,939,740
Coherent Corp. (a)	389,870	12,725,357
IPG Photonics Corp. (a)	89,624	9,100,421
Jabil, Inc.	392,370	49,787,829
Littelfuse, Inc.	74,569	18,442,405
National Instruments Corp.	394,560	23,523,667
Novanta, Inc. (a)	107,263	15,385,805
TD SYNNEX Corp.	143,597	14,339,597
Vishay Intertechnology, Inc.	381,324	9,426,329
Vontier Corp.	463,645	14,335,903
		235,388,074
ENERGY EQUIPMENT & SERVICES — 1.2%
ChampionX Corp.	589,800	21,008,676
NOV, Inc.	1,181,430	24,691,887

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Valaris Ltd. (a) (b)	190,655	$14,295,312
Weatherford International PLC (a)	216,020	19,513,086
		79,508,961
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc. (b)	156,990	13,196,579
FINANCIAL SERVICES — 1.5%
Essent Group Ltd.	320,579	15,160,181
Euronet Worldwide, Inc. (a)	141,690	11,247,352
MGIC Investment Corp.	845,813	14,116,619
Voya Financial, Inc.	317,379	21,089,835
Western Union Co.	1,122,125	14,789,607
WEX, Inc. (a)	128,733	24,213,390
		100,616,984
FOOD PRODUCTS — 1.2%
Darling Ingredients, Inc. (a)	478,508	24,978,118
Flowers Foods, Inc.	576,036	12,776,478
Ingredion, Inc.	198,400	19,522,560
Lancaster Colony Corp.	61,042	10,073,761
Pilgrim's Pride Corp. (a)	120,949	2,761,266
Post Holdings, Inc. (a) (b)	152,626	13,086,153
		83,198,336
GAS UTILITIES — 1.1%
National Fuel Gas Co.	275,085	14,279,662
New Jersey Resources Corp.	292,222	11,872,980
ONE Gas, Inc.	166,580	11,374,082
Southwest Gas Holdings, Inc. (b)	179,811	10,862,383
Spire, Inc. (b)	157,986	8,938,848
UGI Corp.	627,613	14,435,099
		71,763,054
GROUND TRANSPORTATION — 2.0%
Avis Budget Group, Inc. (a) (b)	59,360	10,666,398
Hertz Global Holdings, Inc. (a)	402,061	4,925,247
Knight-Swift Transportation Holdings, Inc.	484,058	24,275,509
Landstar System, Inc.	107,908	19,093,242
Ryder System, Inc.	136,451	14,593,434
Saia, Inc. (a)	79,586	31,726,959
Werner Enterprises, Inc.	190,442	7,417,716
XPO, Inc. (a)	347,967	25,979,216
		138,677,721
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Enovis Corp. (a)	148,767	7,844,484
Envista Holdings Corp. (a) (b)	490,791	13,683,253
Globus Medical, Inc. Class A (a)	351,749	17,464,338
Haemonetics Corp. (a)	152,318	13,644,646
ICU Medical, Inc. (a) (b)	60,946	7,253,184
Inari Medical, Inc. (a) (b)	153,316	10,026,866
Integra LifeSciences Holdings Corp. (a)	212,729	8,124,121
Lantheus Holdings, Inc. (a)	205,040	14,246,179
LivaNova PLC (a)	161,896	8,561,061
Security Description	Shares	Value
Masimo Corp. (a) (b)	133,256	$11,683,886
Neogen Corp. (a)	591,215	10,961,126
Penumbra, Inc. (a)	115,308	27,894,158
QuidelOrtho Corp. (a)	148,462	10,843,665
Shockwave Medical, Inc. (a)	110,093	21,919,516
		184,150,483
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (a)	276,176	19,417,934
Amedisys, Inc. (a)	98,034	9,156,376
Chemed Corp.	45,241	23,511,748
Encompass Health Corp.	300,737	20,197,497
HealthEquity, Inc. (a) (b)	256,153	18,711,977
Option Care Health, Inc. (a)	539,068	17,438,850
Patterson Cos., Inc.	255,691	7,578,681
Progyny, Inc. (a) (b)	249,398	8,484,520
R1 RCM, Inc. (a) (b)	591,541	8,914,523
Tenet Healthcare Corp. (a)	304,650	20,073,388
		153,485,494
HEALTH CARE REITs — 1.0%
Healthcare Realty Trust, Inc. REIT	1,141,199	17,426,109
Medical Properties Trust, Inc. REIT (b)	1,797,645	9,797,165
Omega Healthcare Investors, Inc. REIT	734,864	24,368,090
Physicians Realty Trust REIT	716,292	8,731,599
Sabra Health Care REIT, Inc.	694,591	9,682,599
		70,005,562
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	368,618	7,822,074
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT	648,106	7,984,666
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	782,494	27,152,542
Boyd Gaming Corp.	213,285	12,974,126
Choice Hotels International, Inc. (b)	75,633	9,265,799
Churchill Downs, Inc. (b)	204,477	23,727,511
Hilton Grand Vacations, Inc. (a) (b)	218,196	8,880,577
Light & Wonder, Inc. (a) (b)	273,330	19,496,629
Marriott Vacations Worldwide Corp. (b)	101,903	10,254,499
Penn Entertainment, Inc. (a) (b)	453,772	10,414,067
Planet Fitness, Inc. Class A (a)	253,274	12,456,015
Texas Roadhouse, Inc.	200,266	19,245,563
Travel & Leisure Co.	222,082	8,157,072
Vail Resorts, Inc. (b)	115,535	25,636,061
Wendy's Co. (b)	509,217	10,393,119
Wingstop, Inc.	89,846	16,157,905
Wyndham Hotels & Resorts, Inc.	252,748	17,576,096
		231,787,581

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.7%
Helen of Troy Ltd. (a) (b)	72,336	$8,431,484
KB Home	233,415	10,802,446
Leggett & Platt, Inc.	400,141	10,167,583
Taylor Morrison Home Corp. (a)	327,927	13,972,970
Tempur Sealy International, Inc.	516,493	22,384,807
Toll Brothers, Inc.	328,119	24,267,681
TopBuild Corp. (a)	95,294	23,975,970
		114,002,941
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Ormat Technologies, Inc. (b)	161,086	11,263,133
Vistra Corp.	1,035,766	34,366,716
		45,629,849
INDUSTRIAL REITs — 1.3%
EastGroup Properties, Inc. REIT	136,059	22,657,905
First Industrial Realty Trust, Inc. REIT	396,371	18,863,296
Rexford Industrial Realty, Inc. REIT	618,811	30,538,323
STAG Industrial, Inc. REIT	538,429	18,581,185
		90,640,709
INSURANCE — 4.7%
American Financial Group, Inc.	198,428	22,158,455
Brighthouse Financial, Inc. (a)	196,748	9,628,847
CNO Financial Group, Inc.	339,489	8,056,074
Erie Indemnity Co. Class A	74,789	21,972,260
Fidelity National Financial, Inc.	775,039	32,009,111
First American Financial Corp.	309,220	17,467,838
Hanover Insurance Group, Inc.	107,266	11,904,381
Kemper Corp.	180,903	7,603,353
Kinsale Capital Group, Inc.	65,943	27,308,974
Old Republic International Corp.	794,217	21,396,206
Primerica, Inc.	107,212	20,800,200
Reinsurance Group of America, Inc.	198,689	28,847,656
RenaissanceRe Holdings Ltd.	153,371	30,355,188
RLI Corp.	120,236	16,338,870
Selective Insurance Group, Inc.	181,680	18,743,926
Unum Group	551,779	27,142,009
		321,733,348
INTERACTIVE MEDIA & SERVICES — 0.3%
Ziff Davis, Inc. (a)	139,646	8,894,054
ZoomInfo Technologies, Inc. (a)	914,147	14,992,011
		23,886,065
IT SERVICES — 0.6%
GoDaddy, Inc. Class A (a)	440,115	32,779,765
Kyndryl Holdings, Inc. (a)	687,593	10,382,654
		43,162,419
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp. (b)	209,441	16,545,839
Mattel, Inc. (a)	1,062,523	23,407,382
Polaris, Inc.	159,674	16,628,450
Security Description	Shares	Value
Topgolf Callaway Brands Corp. (a) (b)	428,311	$5,927,824
YETI Holdings, Inc. (a) (b)	259,781	12,526,640
		75,036,135
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Azenta, Inc. (a) (b)	180,750	9,071,842
Bruker Corp.	295,206	18,391,334
Medpace Holdings, Inc. (a)	69,647	16,863,628
Repligen Corp. (a)	155,599	24,741,797
Sotera Health Co. (a) (b)	296,166	4,436,567
		73,505,168
MACHINERY — 4.9%
AGCO Corp.	186,528	22,062,532
Chart Industries, Inc. (a) (b)	125,785	21,272,759
Crane Co.	146,640	13,027,498
Crane NXT Co.	145,037	8,059,706
Donaldson Co., Inc.	363,716	21,692,022
Esab Corp.	170,145	11,947,582
Flowserve Corp.	393,175	15,636,570
Graco, Inc.	506,638	36,923,777
ITT, Inc.	246,366	24,121,695
Lincoln Electric Holdings, Inc.	172,251	31,313,509
Middleby Corp. (a)	160,834	20,586,752
Oshkosh Corp.	195,729	18,678,419
RBC Bearings, Inc. (a) (b)	87,208	20,418,009
Terex Corp. (b)	202,425	11,663,729
Timken Co.	195,827	14,391,326
Toro Co.	311,742	25,905,760
Watts Water Technologies, Inc. Class A	82,100	14,188,522
		331,890,167
MARINE TRANSPORTATION — 0.2%
Kirby Corp. (a)	178,274	14,761,087
MEDIA — 0.8%
Cable One, Inc.	13,652	8,404,717
New York Times Co. Class A	490,707	20,217,128
Nexstar Media Group, Inc.	99,944	14,328,971
TEGNA, Inc.	605,357	8,820,052
		51,770,868
METALS & MINING — 2.3%
Alcoa Corp.	534,634	15,536,464
Cleveland-Cliffs, Inc. (a)	1,526,100	23,852,943
Commercial Metals Co.	349,999	17,293,451
MP Materials Corp. (a) (b)	432,307	8,257,064
Reliance Steel & Aluminum Co.	175,517	46,025,823
Royal Gold, Inc.	197,097	20,957,324
U.S. Steel Corp.	668,185	21,702,649
Worthington Industries, Inc.	91,503	5,656,715
		159,282,433
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Annaly Capital Management, Inc. REIT	1,480,437	27,847,020

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	890,434	$17,229,898
		45,076,918
MULTI-UTILITIES — 0.3%
Black Hills Corp.	201,600	10,198,944
Northwestern Energy Group, Inc.	180,337	8,666,996
		18,865,940
OFFICE REITs — 0.6%
COPT Defense Properties REIT	338,081	8,056,470
Cousins Properties, Inc. REIT	455,897	9,286,622
Kilroy Realty Corp. REIT	320,365	10,126,738
Vornado Realty Trust REIT (b)	480,824	10,905,088
		38,374,918
OIL, GAS & CONSUMABLE FUELS — 4.7%
Antero Midstream Corp.	1,023,064	12,256,307
Antero Resources Corp. (a) (b)	847,073	21,498,713
Chesapeake Energy Corp. (b)	337,275	29,083,223
Chord Energy Corp.	124,441	20,168,153
Civitas Resources, Inc.	255,868	20,692,045
CNX Resources Corp. (a) (b)	485,114	10,953,874
DT Midstream, Inc. (b)	290,379	15,366,857
Equitrans Midstream Corp.	1,297,912	12,161,435
HF Sinclair Corp.	436,426	24,845,732
Matador Resources Co.	332,507	19,777,516
Murphy Oil Corp.	444,992	20,180,387
Ovintiv, Inc.	760,687	36,185,881
PBF Energy, Inc. Class A	329,625	17,644,826
Permian Resources Corp. (b)	833,587	11,636,875
Range Resources Corp. (b)	724,286	23,474,109
Southwestern Energy Co. (a)	3,301,006	21,291,489
		317,217,422
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	192,762	10,653,956
PERSONAL CARE PRODUCTS — 0.4%
BellRing Brands, Inc. (a)	393,828	16,237,529
Coty, Inc. Class A (a)	1,076,027	11,804,016
		28,041,545
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	189,455	24,523,055
Perrigo Co. PLC	405,584	12,958,409
		37,481,464
PROFESSIONAL SERVICES — 3.0%
ASGN, Inc. (a)	144,943	11,838,944
CACI International, Inc. Class A (a)	68,280	21,435,141
Concentrix Corp.	129,780	10,396,676
ExlService Holdings, Inc. (a)	496,539	13,922,954
Exponent, Inc.	152,714	13,072,318
FTI Consulting, Inc. (a)	102,035	18,204,064
Genpact Ltd.	499,832	18,093,919
Insperity, Inc.	108,879	10,626,590
Security Description	Shares	Value
KBR, Inc. (b)	404,812	$23,859,619
ManpowerGroup, Inc.	148,490	10,887,287
Maximus, Inc.	182,147	13,602,738
Paylocity Holding Corp. (a)	128,307	23,313,382
Science Applications International Corp.	161,102	17,002,705
		206,256,337
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc. (a)	142,937	20,179,846
RESIDENTIAL REITs — 0.9%
Apartment Income REIT Corp.	447,090	13,725,663
Equity LifeStyle Properties, Inc. REIT	558,361	35,573,179
Independence Realty Trust, Inc. REIT	674,173	9,485,614
		58,784,456
RETAIL REITs — 1.2%
Agree Realty Corp. REIT	288,818	15,954,306
Brixmor Property Group, Inc. REIT	900,843	18,719,518
Kite Realty Group Trust REIT	657,262	14,078,552
NNN REIT, Inc.	546,649	19,318,576
Spirit Realty Capital, Inc. REIT	423,387	14,196,166
		82,267,118
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Allegro MicroSystems, Inc. (a) (b)	213,803	6,828,868
Amkor Technology, Inc.	309,234	6,988,688
Cirrus Logic, Inc. (a)	163,895	12,121,674
Lattice Semiconductor Corp. (a)	413,181	35,504,643
MACOM Technology Solutions Holdings, Inc. (a)	160,873	13,124,019
MKS Instruments, Inc. (b)	188,329	16,297,992
Power Integrations, Inc. (b)	171,947	13,121,276
Silicon Laboratories, Inc. (a) (b)	95,450	11,061,701
Synaptics, Inc. (a)	118,762	10,622,073
Universal Display Corp.	130,499	20,487,038
Wolfspeed, Inc. (a) (b)	372,936	14,208,862
		160,366,834
SOFTWARE — 2.9%
ACI Worldwide, Inc. (a)	326,236	7,359,884
Aspen Technology, Inc. (a) (b)	85,162	17,395,190
Blackbaud, Inc. (a)	129,462	9,103,768
CommVault Systems, Inc. (a)	131,777	8,909,443
Dolby Laboratories, Inc. Class A	178,668	14,161,226
Dropbox, Inc. Class A (a)	772,863	21,045,059
Dynatrace, Inc. (a)	712,170	33,279,704
Envestnet, Inc. (a)	149,120	6,565,754
Manhattan Associates, Inc. (a)	185,023	36,571,646
NCR Corp. (a)	402,107	10,844,826
Qualys, Inc. (a)	110,054	16,788,738

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Teradata Corp. (a)	299,278	$13,473,495
		195,498,733
SPECIALIZED REITs — 1.8%
CubeSmart REIT	674,686	25,725,777
EPR Properties REIT	226,270	9,399,256
Gaming & Leisure Properties, Inc. REIT	787,283	35,860,740
Lamar Advertising Co. Class A REIT	262,338	21,897,353
National Storage Affiliates Trust REIT	249,273	7,911,925
PotlatchDeltic Corp. REIT	240,112	10,898,684
Rayonier, Inc. REIT	409,805	11,663,050
		123,356,785
SPECIALTY RETAIL — 2.8%
AutoNation, Inc. (a)	80,527	12,191,788
Dick's Sporting Goods, Inc. (b)	187,813	20,392,736
Five Below, Inc. (a) (b)	167,027	26,874,644
GameStop Corp. Class A (a) (b)	803,454	13,224,853
Gap, Inc. (b)	641,267	6,816,668
Lithia Motors, Inc.	82,566	24,384,217
Murphy USA, Inc.	58,547	20,007,266
Penske Automotive Group, Inc. (b)	58,584	9,787,043
RH (a) (b)	46,407	12,268,155
Valvoline, Inc.	415,452	13,394,172
Williams-Sonoma, Inc. (b)	192,537	29,920,250
		189,261,792
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Super Micro Computer, Inc. (a)	136,866	37,531,395
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Capri Holdings Ltd. (a)	347,804	18,297,969
Carter's, Inc.	111,942	7,740,789
Columbia Sportswear Co. (b)	105,017	7,781,760
Crocs, Inc. (a)	184,705	16,296,522
Deckers Outdoor Corp. (a)	78,324	40,265,585
PVH Corp.	187,931	14,378,601
Skechers USA, Inc. Class A (a)	402,658	19,710,109
Under Armour, Inc. Class A (a)	564,758	3,868,592
Under Armour, Inc. Class C (a) (b)	590,766	3,769,087
		132,109,014
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.2%
GATX Corp.	106,293	$11,567,867
MSC Industrial Direct Co., Inc. Class A (b)	142,350	13,971,653
Watsco, Inc. (b)	100,518	37,967,659
WESCO International, Inc.	132,589	19,068,950
		82,576,129
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	730,357	25,073,156
TOTAL COMMON STOCKS (Cost $6,472,444,796)		6,775,219,955
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	17,450,051	17,453,541
State Street Navigator Securities Lending Portfolio II (e) (f)	331,608,043	331,608,043
TOTAL SHORT-TERM INVESTMENTS (Cost $349,061,584)		349,061,584
TOTAL INVESTMENTS — 105.0% (Cost $6,821,506,380)		7,124,281,539
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(337,812,892)
NET ASSETS — 100.0%		$6,786,468,647
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,775,219,955	$—	$—	$6,775,219,955
Short-Term Investments	349,061,584	—	—	349,061,584
TOTAL INVESTMENTS	$7,124,281,539	$—	$—	$7,124,281,539

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,772,295	$5,773,449	$80,201,991	$68,522,004	$130	$(25)	17,450,051	$17,453,541	$99,081
State Street Navigator Securities Lending Portfolio II	353,598,518	353,598,518	647,060,114	669,050,589	—	—	331,608,043	331,608,043	220,714
Total		$359,371,967	$727,262,105	$737,572,593	$130	$(25)		$349,061,584	$319,795
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	36,625	$7,288,009
Boeing Co. (a)	305,946	58,643,729
General Dynamics Corp.	121,803	26,914,809
Howmet Aerospace, Inc.	199,698	9,236,033
Huntington Ingalls Industries, Inc.	22,121	4,525,514
L3Harris Technologies, Inc.	102,936	17,923,216
Lockheed Martin Corp.	120,818	49,409,729
Northrop Grumman Corp.	76,628	33,730,879
RTX Corp.	784,421	56,454,779
Textron, Inc.	106,796	8,345,040
TransDigm Group, Inc. (a)	29,781	25,109,255
		297,580,992
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	63,414	5,461,848
Expeditors International of Washington, Inc.	79,691	9,134,979
FedEx Corp.	125,054	33,129,306
United Parcel Service, Inc. Class B	389,797	60,757,658
		108,483,791
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	152,414	15,026,496
BorgWarner, Inc.	128,096	5,171,236
		20,197,732
AUTOMOBILES — 2.2%
Ford Motor Co.	2,129,866	26,452,936
General Motors Co.	742,168	24,469,279
Tesla, Inc. (a)	1,488,132	372,360,389
		423,282,604
BANKS — 3.8%
Bank of America Corp.	3,725,667	102,008,762
Bank of New York Mellon Corp.	419,648	17,897,987
Citigroup, Inc.	1,046,311	43,034,771
Citizens Financial Group, Inc.	266,892	7,152,706
Comerica, Inc.	69,940	2,906,007
Fifth Third Bancorp	370,211	9,377,445
Goldman Sachs Group, Inc.	177,699	57,498,065
Huntington Bancshares, Inc.	775,314	8,063,266
JPMorgan Chase & Co.	1,566,094	227,114,952
KeyCorp	499,944	5,379,397
M&T Bank Corp.	91,607	11,583,705
Morgan Stanley	687,586	56,155,149
Northern Trust Corp.	112,751	7,833,940
PNC Financial Services Group, Inc.	214,625	26,349,511
Regions Financial Corp.	508,681	8,749,313
State Street Corp. (b)	171,713	11,497,903
Truist Financial Corp.	718,120	20,545,413
U.S. Bancorp	839,091	27,740,348
Wells Fargo & Co.	1,971,785	80,567,135
Security Description	Shares	Value
Zions Bancorp NA	81,112	$2,829,998
		734,285,773
BEVERAGES — 1.6%
Brown-Forman Corp. Class B	98,711	5,694,638
Coca-Cola Co.	2,102,657	117,706,739
Constellation Brands, Inc. Class A	86,332	21,697,822
Keurig Dr Pepper, Inc.	542,155	17,115,833
Molson Coors Beverage Co. Class B	100,677	6,402,050
Monster Beverage Corp. (a)	400,857	21,225,378
PepsiCo, Inc.	741,881	125,704,317
		315,546,777
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	951,204	141,786,468
Amgen, Inc.	288,714	77,594,775
Biogen, Inc. (a)	77,902	20,021,593
Gilead Sciences, Inc.	675,108	50,592,594
Incyte Corp. (a)	100,508	5,806,347
Moderna, Inc. (a)	178,678	18,455,651
Regeneron Pharmaceuticals, Inc. (a)	57,446	47,275,760
Vertex Pharmaceuticals, Inc. (a)	138,234	48,069,491
		409,602,679
BROADLINE RETAIL — 3.3%
Amazon.com, Inc. (a)	4,893,168	622,019,516
eBay, Inc.	293,710	12,949,674
Etsy, Inc. (a)	68,438	4,419,726
		639,388,916
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	68,823	4,551,265
Allegion PLC	47,187	4,916,885
Carrier Global Corp.	453,000	25,005,600
Johnson Controls International PLC	371,455	19,765,121
Masco Corp.	121,955	6,518,495
Trane Technologies PLC	123,688	25,097,532
		85,854,898
CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc.	55,316	18,236,579
BlackRock, Inc.	75,687	48,930,889
Blackstone, Inc.	382,500	40,981,050
Cboe Global Markets, Inc.	56,088	8,761,506
Charles Schwab Corp.	802,629	44,064,332
CME Group, Inc.	193,486	38,739,767
FactSet Research Systems, Inc.	21,183	9,262,479
Franklin Resources, Inc.	150,590	3,701,502
Intercontinental Exchange, Inc.	309,550	34,056,691
Invesco Ltd.	245,629	3,566,533
MarketAxess Holdings, Inc.	20,796	4,442,857
Moody's Corp.	85,078	26,899,111
MSCI, Inc.	42,626	21,870,548
Nasdaq, Inc.	183,154	8,899,453

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	104,636	$10,508,594
S&P Global, Inc.	175,346	64,073,182
T Rowe Price Group, Inc.	121,469	12,738,454
		399,733,527
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	119,926	33,987,029
Albemarle Corp.	62,912	10,697,557
Celanese Corp.	53,864	6,761,009
CF Industries Holdings, Inc.	106,421	9,124,537
Corteva, Inc.	386,763	19,786,795
Dow, Inc.	381,375	19,663,695
DuPont de Nemours, Inc.	247,365	18,450,955
Eastman Chemical Co.	64,510	4,949,207
Ecolab, Inc.	133,505	22,615,747
FMC Corp.	68,389	4,580,011
International Flavors & Fragrances, Inc.	137,208	9,353,469
Linde PLC	262,954	97,910,922
LyondellBasell Industries NV Class A	137,806	13,050,228
Mosaic Co.	185,469	6,602,696
PPG Industries, Inc.	126,416	16,408,797
Sherwin-Williams Co.	127,230	32,450,012
		326,392,666
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	46,352	22,295,775
Copart, Inc. (a)	461,934	19,904,736
Republic Services, Inc.	110,940	15,810,059
Rollins, Inc.	122,536	4,574,269
Waste Management, Inc.	200,590	30,577,940
		93,162,779
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	133,180	24,495,797
Cisco Systems, Inc.	2,196,085	118,061,530
F5, Inc. (a)	31,928	5,144,878
Juniper Networks, Inc.	174,291	4,843,547
Motorola Solutions, Inc.	91,220	24,833,733
		177,379,485
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	76,590	14,327,691
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	33,129	13,598,792
Vulcan Materials Co.	71,312	14,406,450
		28,005,242
CONSUMER FINANCE — 0.4%
American Express Co.	313,576	46,782,403
Capital One Financial Corp.	207,348	20,123,123
Discover Financial Services	134,693	11,668,455
Synchrony Financial	225,293	6,887,207
		85,461,188
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	238,811	134,918,662
Security Description	Shares	Value
Dollar General Corp.	120,567	$12,755,989
Dollar Tree, Inc. (a)	114,309	12,168,193
Kroger Co.	353,254	15,808,116
Sysco Corp.	274,158	18,108,136
Target Corp.	248,900	27,520,873
Walgreens Boots Alliance, Inc.	385,199	8,566,826
Walmart, Inc.	769,161	123,011,919
		352,858,714
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	810,582	7,424,931
Avery Dennison Corp.	44,226	8,078,764
Ball Corp.	169,963	8,460,758
International Paper Co.	192,067	6,812,617
Packaging Corp. of America	49,682	7,628,671
Sealed Air Corp.	78,971	2,594,987
Westrock Co.	137,724	4,930,519
		45,931,247
DISTRIBUTORS — 0.1%
Genuine Parts Co.	76,773	11,084,485
LKQ Corp.	137,829	6,823,914
Pool Corp. (c)	21,459	7,641,550
		25,549,949
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	3,848,560	57,805,371
Verizon Communications, Inc.	2,267,032	73,474,507
		131,279,878
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	134,444	6,513,812
American Electric Power Co., Inc.	276,351	20,787,122
Constellation Energy Corp.	175,561	19,150,194
Duke Energy Corp.	415,020	36,629,665
Edison International	206,169	13,048,436
Entergy Corp.	114,372	10,579,410
Evergy, Inc.	123,049	6,238,584
Eversource Energy	186,525	10,846,429
Exelon Corp.	535,045	20,219,351
FirstEnergy Corp.	278,084	9,504,911
NextEra Energy, Inc.	1,093,027	62,619,517
NRG Energy, Inc.	124,533	4,797,011
PG&E Corp. (a)	1,126,979	18,178,171
Pinnacle West Capital Corp.	60,901	4,487,186
PPL Corp.	400,865	9,444,379
Southern Co.	589,586	38,158,006
Xcel Energy, Inc.	295,251	16,894,262
		308,096,446
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	123,840	18,298,598
Eaton Corp. PLC	214,987	45,852,427
Emerson Electric Co.	308,586	29,800,150
Generac Holdings, Inc. (a)	33,912	3,695,052
Rockwell Automation, Inc.	61,964	17,713,649
		115,359,876

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	320,861	$26,949,115
CDW Corp.	72,646	14,657,057
Corning, Inc.	410,205	12,498,946
Keysight Technologies, Inc. (a)	97,583	12,911,207
TE Connectivity Ltd.	170,755	21,093,365
Teledyne Technologies, Inc. (a)	24,909	10,177,319
Trimble, Inc. (a)	133,668	7,199,359
Zebra Technologies Corp. Class A (a)	28,562	6,755,770
		112,242,138
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	543,234	19,187,025
Halliburton Co.	489,097	19,808,429
Schlumberger NV	764,244	44,555,425
		83,550,879
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	384,549	36,005,323
Electronic Arts, Inc.	132,832	15,992,973
Live Nation Entertainment, Inc. (a)	76,675	6,367,092
Netflix, Inc. (a)	239,805	90,550,368
Take-Two Interactive Software, Inc. (a)	84,852	11,912,372
Walt Disney Co. (a)	984,247	79,773,219
Warner Bros Discovery, Inc. (a)	1,192,926	12,955,177
		253,556,524
FINANCIAL SERVICES — 4.3%
Berkshire Hathaway, Inc. Class B (a)	982,757	344,259,777
Fidelity National Information Services, Inc.	321,654	17,777,816
Fiserv, Inc. (a)	328,610	37,119,786
FleetCor Technologies, Inc. (a)	39,727	10,143,892
Global Payments, Inc.	141,607	16,340,032
Jack Henry & Associates, Inc.	39,170	5,920,154
Mastercard, Inc. Class A	448,384	177,519,709
PayPal Holdings, Inc. (a)	591,789	34,595,985
Visa, Inc. Class A (c)	865,901	199,165,889
		842,843,040
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	288,828	21,783,408
Bunge Ltd.	81,499	8,822,267
Campbell Soup Co.	108,248	4,446,828
Conagra Brands, Inc.	256,151	7,023,660
General Mills, Inc.	320,415	20,503,356
Hershey Co.	78,745	15,755,300
Hormel Foods Corp.	155,635	5,918,799
J M Smucker Co.	57,162	7,025,781
Kellogg Co.	137,605	8,188,873
Kraft Heinz Co.	430,249	14,473,576
Lamb Weston Holdings, Inc.	77,828	7,195,977
McCormick & Co., Inc.	135,568	10,254,363
Security Description	Shares	Value
Mondelez International, Inc. Class A	733,167	$50,881,790
Tyson Foods, Inc. Class A	156,344	7,893,809
		190,167,787
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	75,251	7,971,338
GROUND TRANSPORTATION — 0.8%
CSX Corp.	1,081,255	33,248,591
JB Hunt Transport Services, Inc.	45,484	8,574,644
Norfolk Southern Corp.	123,032	24,228,692
Old Dominion Freight Line, Inc.	48,617	19,891,159
Union Pacific Corp.	328,471	66,886,550
		152,829,636
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	935,169	90,571,118
Align Technology, Inc. (a)	39,028	11,916,029
Baxter International, Inc.	271,459	10,244,863
Becton Dickinson & Co.	153,931	39,795,781
Boston Scientific Corp. (a)	789,052	41,661,945
Cooper Cos., Inc.	25,965	8,257,130
DENTSPLY SIRONA, Inc.	116,592	3,982,783
Dexcom, Inc. (a)	209,039	19,503,339
Edwards Lifesciences Corp. (a)	327,597	22,695,920
GE HealthCare Technologies, Inc.	211,263	14,374,334
Hologic, Inc. (a)	133,254	9,247,828
IDEXX Laboratories, Inc. (a)	45,139	19,737,930
Insulet Corp. (a)	37,645	6,004,001
Intuitive Surgical, Inc. (a)	189,756	55,463,781
Medtronic PLC	717,212	56,200,732
ResMed, Inc.	78,520	11,610,752
STERIS PLC	53,597	11,760,254
Stryker Corp.	182,114	49,766,293
Teleflex, Inc.	24,998	4,909,857
Zimmer Biomet Holdings, Inc.	113,580	12,745,948
		500,450,618
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	137,390	11,928,200
Cencora, Inc.	87,103	15,675,927
Centene Corp. (a)	292,097	20,119,641
Cigna Group	159,524	45,635,031
CVS Health Corp.	693,587	48,426,244
DaVita, Inc. (a)	29,921	2,828,432
Elevance Health, Inc.	126,936	55,270,473
HCA Healthcare, Inc.	108,440	26,674,071
Henry Schein, Inc. (a)	74,136	5,504,598
Humana, Inc.	66,806	32,502,455
Laboratory Corp. of America Holdings	47,755	9,601,143
McKesson Corp.	72,687	31,607,942
Molina Healthcare, Inc. (a)	31,092	10,194,756
Quest Diagnostics, Inc.	61,727	7,522,052
UnitedHealth Group, Inc.	499,172	251,677,531

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	34,337	$4,317,191
		579,485,687
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	289,177	5,309,290
Ventas, Inc. REIT	214,556	9,039,244
Welltower, Inc. REIT	279,496	22,896,312
		37,244,846
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	383,095	6,156,337
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	229,740	31,522,626
Booking Holdings, Inc. (a)	19,203	59,221,092
Caesars Entertainment, Inc. (a)	114,849	5,323,251
Carnival Corp. (a)	527,688	7,239,879
Chipotle Mexican Grill, Inc. (a)	15,075	27,614,837
Darden Restaurants, Inc.	66,315	9,497,634
Domino's Pizza, Inc.	18,584	7,039,433
Expedia Group, Inc. (a)	74,285	7,656,555
Hilton Worldwide Holdings, Inc.	140,859	21,154,205
Las Vegas Sands Corp.	177,322	8,128,441
Marriott International, Inc. Class A	135,032	26,541,890
McDonald's Corp.	392,741	103,463,689
MGM Resorts International (a)	151,353	5,563,736
Norwegian Cruise Line Holdings Ltd. (a) (c)	226,434	3,731,632
Royal Caribbean Cruises Ltd. (a)	126,945	11,696,712
Starbucks Corp.	618,634	56,462,725
Wynn Resorts Ltd.	55,532	5,131,712
Yum! Brands, Inc.	152,824	19,093,831
		416,083,880
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	164,034	17,628,734
Garmin Ltd.	82,666	8,696,463
Lennar Corp. Class A	138,166	15,506,370
Mohawk Industries, Inc. (a)	28,575	2,452,021
NVR, Inc. (a)	1,741	10,382,105
PulteGroup, Inc.	118,387	8,766,558
Whirlpool Corp.	29,764	3,979,447
		67,411,698
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	130,380	11,946,719
Clorox Co.	67,011	8,782,462
Colgate-Palmolive Co.	450,254	32,017,562
Kimberly-Clark Corp.	182,448	22,048,841
Procter & Gamble Co.	1,270,407	185,301,565
		260,097,149
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	357,487	$5,433,802
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	299,154	28,006,798
General Electric Co.	586,549	64,842,992
Honeywell International, Inc.	357,791	66,098,309
		158,948,099
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	497,784	55,856,343
INSURANCE — 2.2%
Aflac, Inc.	291,360	22,361,881
Allstate Corp.	142,981	15,929,513
American International Group, Inc.	383,680	23,251,008
Aon PLC Class A	110,503	35,827,283
Arch Capital Group Ltd. (a)	198,508	15,823,073
Arthur J Gallagher & Co.	115,901	26,417,315
Assurant, Inc.	29,567	4,245,230
Brown & Brown, Inc.	125,092	8,736,425
Chubb Ltd.	221,418	46,094,799
Cincinnati Financial Corp.	85,590	8,755,001
Everest Group Ltd.	23,210	8,626,461
Globe Life, Inc.	48,608	5,285,148
Hartford Financial Services Group, Inc.	164,775	11,684,195
Loews Corp.	99,719	6,313,210
Marsh & McLennan Cos., Inc.	266,276	50,672,323
MetLife, Inc.	340,367	21,412,488
Principal Financial Group, Inc.	123,265	8,883,708
Progressive Corp.	315,229	43,911,400
Prudential Financial, Inc.	199,428	18,923,723
Travelers Cos., Inc.	124,614	20,350,712
W R Berkley Corp.	110,315	7,003,899
Willis Towers Watson PLC	58,072	12,134,725
		422,643,520
INTERACTIVE MEDIA & SERVICES — 5.9%
Alphabet, Inc. Class A (a)	3,197,407	418,412,680
Alphabet, Inc. Class C (a)	2,719,809	358,606,817
Match Group, Inc. (a)	152,444	5,971,994
Meta Platforms, Inc. Class A (a)	1,196,603	359,232,186
		1,142,223,677
IT SERVICES — 1.2%
Accenture PLC Class A	340,833	104,673,223
Akamai Technologies, Inc. (a)	85,101	9,066,661
Cognizant Technology Solutions Corp. Class A	275,271	18,646,857
DXC Technology Co. (a)	123,726	2,577,213
EPAM Systems, Inc. (a)	30,948	7,913,094
Gartner, Inc. (a)	43,382	14,906,489
International Business Machines Corp.	491,190	68,913,957
VeriSign, Inc. (a)	49,376	10,000,121
		236,697,615

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	69,466	$4,594,481
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	160,658	17,964,777
Bio-Rad Laboratories, Inc. Class A (a)	11,607	4,160,529
Bio-Techne Corp.	86,251	5,871,106
Charles River Laboratories International, Inc. (a)	27,653	5,419,435
Danaher Corp.	354,131	87,859,901
Illumina, Inc. (a)	84,691	11,626,380
IQVIA Holdings, Inc. (a)	100,620	19,796,985
Mettler-Toledo International, Inc. (a)	11,810	13,086,307
Revvity, Inc.	68,256	7,555,939
Thermo Fisher Scientific, Inc.	208,351	105,461,026
Waters Corp. (a)	32,043	8,786,511
West Pharmaceutical Services, Inc.	39,785	14,927,730
		302,516,626
MACHINERY — 1.8%
Caterpillar, Inc.	274,934	75,056,982
Cummins, Inc.	76,287	17,428,528
Deere & Co.	146,124	55,144,275
Dover Corp.	76,248	10,637,359
Fortive Corp.	192,156	14,250,289
IDEX Corp.	40,441	8,412,537
Illinois Tool Works, Inc.	149,564	34,446,085
Ingersoll Rand, Inc.	217,517	13,860,183
Nordson Corp.	29,552	6,595,120
Otis Worldwide Corp.	225,320	18,095,449
PACCAR, Inc.	281,980	23,973,940
Parker-Hannifin Corp.	69,215	26,960,627
Pentair PLC	88,471	5,728,497
Snap-on, Inc.	29,141	7,432,703
Stanley Black & Decker, Inc.	80,883	6,760,201
Westinghouse Air Brake Technologies Corp.	98,800	10,499,476
Xylem, Inc.	129,170	11,758,345
		347,040,596
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	54,794	24,099,497
Comcast Corp. Class A	2,218,014	98,346,741
Fox Corp. Class A	136,705	4,265,196
Fox Corp. Class B	78,078	2,254,893
Interpublic Group of Cos., Inc.	209,996	6,018,485
News Corp. Class A	211,445	4,241,587
News Corp. Class B	64,677	1,349,809
Omnicom Group, Inc.	111,077	8,273,015
Paramount Global Class B (c)	272,375	3,513,637
		152,362,860
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	772,147	28,793,362
Security Description	Shares	Value
Newmont Corp.	427,226	$15,786,001
Nucor Corp.	133,975	20,946,991
Steel Dynamics, Inc.	83,907	8,996,508
		74,522,862
MULTI-UTILITIES — 0.7%
Ameren Corp.	139,282	10,422,472
CenterPoint Energy, Inc.	337,903	9,072,695
CMS Energy Corp.	154,951	8,229,448
Consolidated Edison, Inc.	185,915	15,901,310
Dominion Energy, Inc.	449,558	20,081,756
DTE Energy Co.	111,422	11,061,976
NiSource, Inc.	219,021	5,405,438
Public Service Enterprise Group, Inc.	270,893	15,416,521
Sempra	338,732	23,043,938
WEC Energy Group, Inc.	169,225	13,631,074
		132,266,628
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	85,144	8,522,914
Boston Properties, Inc. REIT	76,496	4,549,982
		13,072,896
OIL, GAS & CONSUMABLE FUELS — 4.3%
APA Corp.	173,981	7,150,619
Chevron Corp.	956,178	161,230,734
ConocoPhillips	645,415	77,320,717
Coterra Energy, Inc.	408,169	11,040,972
Devon Energy Corp.	353,114	16,843,538
Diamondback Energy, Inc.	96,374	14,926,405
EOG Resources, Inc.	316,015	40,058,061
EQT Corp.	199,169	8,082,278
Exxon Mobil Corp.	2,157,335	253,659,449
Hess Corp.	149,481	22,870,593
Kinder Morgan, Inc.	1,045,627	17,336,496
Marathon Oil Corp.	326,423	8,731,815
Marathon Petroleum Corp.	215,438	32,604,387
Occidental Petroleum Corp.	357,549	23,197,779
ONEOK, Inc.	314,369	19,940,426
Phillips 66	239,969	28,832,275
Pioneer Natural Resources Co.	125,645	28,841,810
Targa Resources Corp.	122,076	10,464,355
Valero Energy Corp.	190,365	26,976,624
Williams Cos., Inc.	656,751	22,125,941
		832,235,274
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	67,922	2,518,548
American Airlines Group, Inc. (a)	345,513	4,426,022
Delta Air Lines, Inc.	343,511	12,709,907
Southwest Airlines Co.	320,820	8,684,597
United Airlines Holdings, Inc. (a)	176,410	7,462,143
		35,801,217

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	124,780	$18,036,949
Kenvue, Inc.	928,461	18,643,497
		36,680,446
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	1,125,871	65,345,553
Catalent, Inc. (a)	96,728	4,404,026
Eli Lilly & Co.	429,739	230,825,709
Johnson & Johnson	1,297,689	202,115,062
Merck & Co., Inc.	1,369,751	141,015,865
Organon & Co.	137,379	2,384,899
Pfizer, Inc.	3,053,598	101,287,846
Viatris, Inc.	648,417	6,393,392
Zoetis, Inc.	248,023	43,151,041
		796,923,393
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	222,012	53,411,647
Broadridge Financial Solutions, Inc.	63,042	11,287,670
Equifax, Inc.	66,499	12,181,287
Jacobs Solutions, Inc.	69,574	9,496,851
Leidos Holdings, Inc.	74,385	6,855,322
Paychex, Inc.	173,135	19,967,659
Robert Half, Inc.	59,643	4,370,639
Verisk Analytics, Inc.	78,126	18,456,486
		136,027,561
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	170,940	12,625,628
CoStar Group, Inc. (a)	221,009	16,993,382
		29,619,010
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	75,638	12,990,070
Camden Property Trust REIT	57,315	5,420,853
Equity Residential REIT	183,655	10,782,385
Essex Property Trust, Inc. REIT	35,512	7,531,740
Invitation Homes, Inc. REIT	313,084	9,921,632
Mid-America Apartment Communities, Inc. REIT	61,739	7,942,722
UDR, Inc. REIT	165,217	5,893,291
		60,482,693
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	39,135	3,546,805
Kimco Realty Corp. REIT	330,136	5,807,092
Realty Income Corp. REIT	382,065	19,080,326
Regency Centers Corp. REIT	88,859	5,281,779
Simon Property Group, Inc. REIT	176,557	19,073,453
		52,789,455
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Advanced Micro Devices, Inc. (a)	872,436	$89,703,870
Analog Devices, Inc.	270,186	47,306,867
Applied Materials, Inc.	455,273	63,032,547
Broadcom, Inc.	222,419	184,736,773
Enphase Energy, Inc. (a)	73,563	8,838,594
First Solar, Inc. (a)	53,759	8,686,917
Intel Corp.	2,256,178	80,207,128
KLA Corp.	73,675	33,791,775
Lam Research Corp.	72,350	45,346,809
Microchip Technology, Inc.	297,034	23,183,504
Micron Technology, Inc.	589,614	40,111,440
Monolithic Power Systems, Inc.	25,730	11,887,260
NVIDIA Corp.	1,331,115	579,021,714
NXP Semiconductors NV	140,153	28,019,388
ON Semiconductor Corp. (a)	233,210	21,676,870
Qorvo, Inc. (a)	55,353	5,284,551
QUALCOMM, Inc.	602,135	66,873,113
Skyworks Solutions, Inc.	87,112	8,588,372
SolarEdge Technologies, Inc. (a)	30,044	3,890,998
Teradyne, Inc.	84,480	8,486,861
Texas Instruments, Inc.	489,980	77,911,720
		1,436,587,071
SOFTWARE — 10.1%
Adobe, Inc. (a)	245,602	125,232,460
ANSYS, Inc. (a)	46,595	13,864,342
Autodesk, Inc. (a)	115,211	23,838,308
Cadence Design Systems, Inc. (a)	147,858	34,643,129
Ceridian HCM Holding, Inc. (a)	82,894	5,624,358
Fair Isaac Corp. (a)	13,394	11,633,091
Fortinet, Inc. (a)	353,058	20,717,443
Gen Digital, Inc.	313,073	5,535,131
Intuit, Inc.	150,996	77,149,896
Microsoft Corp.	4,003,941	1,264,244,371
Oracle Corp.	848,416	89,864,223
Palo Alto Networks, Inc. (a)	163,285	38,280,535
Paycom Software, Inc.	25,671	6,655,720
PTC, Inc. (a)	63,967	9,062,845
Roper Technologies, Inc.	57,580	27,884,842
Salesforce, Inc. (a)	524,876	106,434,355
ServiceNow, Inc. (a)	110,126	61,556,029
Synopsys, Inc. (a)	82,845	38,023,370
Tyler Technologies, Inc. (a)	22,368	8,637,180
		1,968,881,628
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	251,322	41,329,903
Crown Castle, Inc. REIT	233,299	21,470,507
Digital Realty Trust, Inc. REIT	163,159	19,745,502
Equinix, Inc. REIT	50,287	36,521,437
Extra Space Storage, Inc. REIT	114,174	13,881,275
Iron Mountain, Inc. REIT	154,847	9,205,654

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Public Storage REIT	85,183	$22,447,424
SBA Communications Corp. REIT	59,035	11,817,036
VICI Properties, Inc. REIT	542,245	15,779,330
Weyerhaeuser Co. REIT	397,849	12,198,050
		204,396,118
SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	9,783	24,848,722
Bath & Body Works, Inc.	123,650	4,179,370
Best Buy Co., Inc.	108,786	7,557,363
CarMax, Inc. (a)	86,252	6,100,604
Home Depot, Inc.	541,778	163,703,641
Lowe's Cos., Inc.	315,761	65,627,766
O'Reilly Automotive, Inc. (a)	32,537	29,571,578
Ross Stores, Inc.	183,597	20,737,281
TJX Cos., Inc.	619,277	55,041,340
Tractor Supply Co. (c)	60,178	12,219,143
Ulta Beauty, Inc. (a)	26,826	10,715,646
		400,302,454
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
Apple, Inc.	7,919,917	1,355,968,990
Hewlett Packard Enterprise Co.	699,885	12,157,002
HP, Inc.	467,346	12,010,792
NetApp, Inc.	113,715	8,628,694
Seagate Technology Holdings PLC	103,940	6,854,843
Western Digital Corp. (a)	168,119	7,671,270
		1,403,291,591
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	660,200	63,128,324
Ralph Lauren Corp.	22,418	2,602,506
Tapestry, Inc.	130,034	3,738,477
VF Corp. (c)	178,025	3,145,702
		72,615,009
TOBACCO — 0.6%
Altria Group, Inc.	964,261	40,547,175
Philip Morris International, Inc.	837,039	77,493,071
		118,040,246
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	308,844	16,875,236
Security Description	Shares	Value
United Rentals, Inc.	37,658	$16,741,617
WW Grainger, Inc.	24,156	16,712,087
		50,328,940
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	104,826	12,980,604
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc. (a)	278,934	39,064,707
TOTAL COMMON STOCKS (Cost $18,644,265,389)		19,383,081,829
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	45,258,842	45,267,894
State Street Navigator Securities Lending Portfolio II (b) (g)	4,481,948	4,481,948
TOTAL SHORT-TERM INVESTMENTS (Cost $49,749,185)		49,749,842
TOTAL INVESTMENTS — 99.9% (Cost $18,694,014,574)		19,432,831,671
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,239,576
NET ASSETS — 100.0%		$19,444,071,247
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	255	12/15/2023	$57,511,534	$55,150,125	$(2,361,409)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,383,081,829	$—	$—	$19,383,081,829
Short-Term Investments	49,749,842	—	—	49,749,842
TOTAL INVESTMENTS	$19,432,831,671	$—	$—	$19,432,831,671
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,361,409)	$—	$—	$(2,361,409)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,361,409)	$—	$—	$(2,361,409)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	175,314	$12,829,479	$967,128	$1,241,786	$(377,602)	$(679,316)	171,713	$11,497,903	$118,315
State Street Institutional Liquid Reserves Fund, Premier Class	60,252,596	60,264,646	93,911,151	108,906,253	(1,090)	(560)	45,258,842	45,267,894	1,000,278
State Street Navigator Securities Lending Portfolio II	7,796,325	7,796,325	387,974,213	391,288,590	—	—	4,481,948	4,481,948	183,915
Total		$80,890,450	$482,852,492	$501,436,629	$(378,692)	$(679,876)		$61,247,745	$1,302,508
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Axon Enterprise, Inc. (a)	66,953	$13,322,977
General Dynamics Corp.	112,982	24,965,633
L3Harris Technologies, Inc.	89,965	15,664,706
Lockheed Martin Corp.	149,978	61,335,003
Northrop Grumman Corp.	96,439	42,451,483
TransDigm Group, Inc. (a)	24,462	20,624,646
		178,364,448
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	59,745	5,145,837
Expeditors International of Washington, Inc.	139,129	15,948,357
		21,094,194
AUTOMOBILES — 3.5%
Tesla, Inc. (a)	2,604,259	651,637,687
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	95,285	5,496,992
Coca-Cola Co.	2,385,258	133,526,743
Constellation Brands, Inc. Class A	85,786	21,560,595
Keurig Dr Pepper, Inc.	473,282	14,941,513
Monster Beverage Corp. (a)	700,798	37,107,254
PepsiCo, Inc.	1,298,140	219,956,841
		432,589,938
BIOTECHNOLOGY — 3.8%
AbbVie, Inc.	1,664,469	248,105,749
Amgen, Inc.	504,387	135,559,050
Biogen, Inc. (a)	64,590	16,600,276
Gilead Sciences, Inc.	1,174,673	88,029,995
Incyte Corp. (a)	175,398	10,132,742
Moderna, Inc. (a)	311,090	32,132,486
Regeneron Pharmaceuticals, Inc. (a)	100,667	82,844,914
Vertex Pharmaceuticals, Inc. (a)	243,340	84,619,052
		698,024,264
BROADLINE RETAIL — 2.7%
Amazon.com, Inc. (a)	3,938,932	500,717,036
Etsy, Inc. (a) (b)	67,912	4,385,757
		505,102,793
BUILDING PRODUCTS — 0.0% (c)
Masco Corp.	151,802	8,113,817
CAPITAL MARKETS — 1.3%
Ameriprise Financial, Inc.	96,688	31,876,100
Blackstone, Inc.	669,115	71,688,981
Cboe Global Markets, Inc.	67,758	10,584,477
Charles Schwab Corp.	826,845	45,393,790
FactSet Research Systems, Inc.	21,557	9,426,014
MarketAxess Holdings, Inc.	17,743	3,790,615
Moody's Corp.	70,127	22,172,054
MSCI, Inc.	42,410	21,759,723
Nasdaq, Inc.	206,178	10,018,189
Security Description	Shares	Value
Raymond James Financial, Inc.	176,919	$17,767,975
		244,477,918
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	209,421	59,349,912
Albemarle Corp. (b)	111,260	18,918,650
CF Industries Holdings, Inc.	181,457	15,558,123
Corteva, Inc.	461,146	23,592,229
FMC Corp. (b)	119,581	8,008,340
Linde PLC	280,596	104,479,921
Mosaic Co.	314,842	11,208,375
		241,115,550
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	48,029	23,102,429
Copart, Inc. (a)	814,315	35,088,833
Republic Services, Inc.	107,188	15,275,362
Rollins, Inc.	219,980	8,211,854
Waste Management, Inc.	204,891	31,233,584
		112,912,062
COMMUNICATIONS EQUIPMENT — 0.4%
Arista Networks, Inc. (a)	237,228	43,633,346
Motorola Solutions, Inc.	86,540	23,559,650
		67,192,996
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	137,893	25,795,644
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	74,604	15,071,500
CONSUMER FINANCE — 0.3%
American Express Co.	268,690	40,085,861
Discover Financial Services	136,324	11,809,748
		51,895,609
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Costco Wholesale Corp.	275,818	155,826,137
Dollar General Corp.	207,663	21,970,745
Dollar Tree, Inc. (a)	197,268	20,999,179
		198,796,061
DISTRIBUTORS — 0.1%
Genuine Parts Co.	95,985	13,858,314
Pool Corp.	23,361	8,318,852
		22,177,166
ELECTRIC UTILITIES — 0.2%
NRG Energy, Inc.	102,428	3,945,527
PG&E Corp. (a)	1,970,119	31,778,019
		35,723,546
ELECTRICAL EQUIPMENT — 0.1%
AMETEK, Inc.	108,707	16,062,546
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	564,089	47,377,835
CDW Corp.	79,450	16,029,832

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	92,037	$12,177,416
		75,585,083
ENERGY EQUIPMENT & SERVICES — 0.2%
Schlumberger NV	709,784	41,380,407
ENTERTAINMENT — 0.3%
Activision Blizzard, Inc.	399,436	37,399,193
Electronic Arts, Inc.	157,783	18,997,073
		56,396,266
FINANCIAL SERVICES — 3.9%
Fiserv, Inc. (a)	396,435	44,781,298
FleetCor Technologies, Inc. (a)	37,194	9,497,116
Jack Henry & Associates, Inc. (b)	69,189	10,457,225
Mastercard, Inc. Class A	784,625	310,640,884
Visa, Inc. Class A	1,515,352	348,546,113
		723,922,636
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	247,280	18,649,858
Bunge Ltd.	58,020	6,280,665
Campbell Soup Co. (b)	112,537	4,623,020
General Mills, Inc.	374,757	23,980,700
Hershey Co.	139,368	27,884,749
Hormel Foods Corp.	198,323	7,542,224
Kellogg Co. (b)	133,424	7,940,062
Lamb Weston Holdings, Inc.	138,478	12,803,676
McCormick & Co., Inc.	120,981	9,151,003
Mondelez International, Inc. Class A	692,399	48,052,491
		166,908,448
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	83,832	8,880,324
GROUND TRANSPORTATION — 0.7%
CSX Corp.	906,997	27,890,158
JB Hunt Transport Services, Inc.	76,757	14,470,229
Old Dominion Freight Line, Inc.	84,408	34,534,689
Union Pacific Corp.	287,219	58,486,405
		135,381,481
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	850,679	82,388,261
Boston Scientific Corp. (a)	721,212	38,079,994
Dexcom, Inc. (a)	365,443	34,095,832
Hologic, Inc. (a)	233,303	16,191,228
IDEXX Laboratories, Inc. (a)	38,381	16,782,860
Insulet Corp. (a)	66,080	10,539,099
Intuitive Surgical, Inc. (a)	162,796	47,583,643
ResMed, Inc.	75,191	11,118,493
		256,779,410
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Cigna Group	136,587	39,073,443
Elevance Health, Inc.	222,119	96,715,055
HCA Healthcare, Inc.	102,393	25,186,630
Humana, Inc.	74,688	36,337,206
Security Description	Shares	Value
McKesson Corp.	58,887	$25,607,012
Molina Healthcare, Inc. (a)	54,836	17,980,176
Quest Diagnostics, Inc.	70,318	8,568,952
UnitedHealth Group, Inc.	873,565	440,442,737
		689,911,211
HOTELS, RESTAURANTS & LEISURE — 1.6%
Airbnb, Inc. Class A (a)	160,570	22,031,810
Chipotle Mexican Grill, Inc. (a)	26,087	47,786,949
Domino's Pizza, Inc.	15,257	5,779,199
Hilton Worldwide Holdings, Inc.	118,190	17,749,774
Marriott International, Inc. Class A	120,331	23,652,261
McDonald's Corp.	426,044	112,237,031
Starbucks Corp.	550,580	50,251,437
Yum! Brands, Inc.	169,855	21,221,684
		300,710,145
HOUSEHOLD DURABLES — 0.1%
DR Horton, Inc.	143,281	15,398,409
HOUSEHOLD PRODUCTS — 1.3%
Clorox Co.	52,292	6,853,390
Colgate-Palmolive Co.	428,282	30,455,133
Kimberly-Clark Corp.	154,230	18,638,695
Procter & Gamble Co.	1,222,570	178,324,060
		234,271,278
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	374,605	5,693,996
INSURANCE — 1.8%
Aon PLC Class A	126,173	40,907,810
Arch Capital Group Ltd. (a)	353,572	28,183,224
Arthur J Gallagher & Co.	130,277	29,694,037
Brown & Brown, Inc.	131,717	9,199,115
Chubb Ltd.	220,619	45,928,463
Everest Group Ltd.	23,715	8,814,154
Globe Life, Inc.	58,887	6,402,784
Marsh & McLennan Cos., Inc.	297,950	56,699,885
Principal Financial Group, Inc.	127,434	9,184,168
Progressive Corp.	551,766	76,861,004
Travelers Cos., Inc.	116,381	19,006,181
W R Berkley Corp.	190,335	12,084,369
		342,965,194
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class A (a)	5,595,462	732,222,157
Alphabet, Inc. Class C (a)	4,759,744	627,572,247
		1,359,794,404
IT SERVICES — 0.7%
Accenture PLC Class A	291,421	89,498,303
EPAM Systems, Inc. (a)	37,269	9,529,310
Gartner, Inc. (a)	74,198	25,495,175
VeriSign, Inc. (a)	41,256	8,355,578
		132,878,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Agilent Technologies, Inc.	166,813	$18,653,030
Bio-Techne Corp.	71,191	4,845,971
Danaher Corp.	619,593	153,721,023
IQVIA Holdings, Inc. (a)	82,722	16,275,554
Mettler-Toledo International, Inc. (a)	13,535	14,997,728
Thermo Fisher Scientific, Inc.	363,973	184,232,213
Waters Corp. (a)	56,030	15,363,986
		408,089,505
MACHINERY — 1.3%
Caterpillar, Inc.	288,508	78,762,684
Cummins, Inc.	68,389	15,624,151
Deere & Co.	255,848	96,551,918
IDEX Corp.	41,234	8,577,497
Illinois Tool Works, Inc.	132,236	30,455,273
Snap-on, Inc.	28,795	7,344,453
		237,315,976
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,351,156	50,384,607
Nucor Corp.	234,358	36,641,873
Steel Dynamics, Inc.	146,402	15,697,223
		102,723,703
MULTI-UTILITIES — 0.2%
Sempra	355,508	24,185,209
WEC Energy Group, Inc.	155,975	12,563,786
		36,748,995
OIL, GAS & CONSUMABLE FUELS — 7.0%
APA Corp.	292,761	12,032,477
Chevron Corp.	1,673,138	282,124,530
ConocoPhillips	1,129,089	135,264,862
Coterra Energy, Inc.	718,443	19,433,883
Devon Energy Corp.	603,528	28,788,286
Diamondback Energy, Inc.	168,381	26,078,849
EOG Resources, Inc.	548,906	69,579,325
EQT Corp.	342,996	13,918,778
Exxon Mobil Corp.	3,775,296	443,899,304
Hess Corp.	260,463	39,850,839
Marathon Oil Corp.	569,763	15,241,160
Marathon Petroleum Corp.	180,780	27,359,245
Occidental Petroleum Corp.	625,223	40,564,468
ONEOK, Inc.	549,006	34,823,451
Pioneer Natural Resources Co.	219,702	50,432,594
Targa Resources Corp.	210,521	18,045,860
Williams Cos., Inc.	1,146,121	38,612,816
		1,296,050,727
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	1,633,807	32,806,845
PHARMACEUTICALS — 6.2%
Bristol-Myers Squibb Co.	1,969,784	114,326,263
Eli Lilly & Co.	752,017	403,930,891
Johnson & Johnson	1,407,906	219,281,360
Merck & Co., Inc.	2,392,967	246,355,953
Security Description	Shares	Value
Pfizer, Inc.	5,323,937	$176,594,990
		1,160,489,457
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	388,435	93,449,692
Broadridge Financial Solutions, Inc.	54,072	9,681,592
Equifax, Inc.	56,847	10,413,233
Leidos Holdings, Inc.	84,345	7,773,235
Paychex, Inc.	173,935	20,059,924
Verisk Analytics, Inc.	63,107	14,908,398
		156,286,074
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	386,658	29,730,134
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.4%
Advanced Micro Devices, Inc. (a)	822,550	84,574,591
Analog Devices, Inc.	222,028	38,874,882
Applied Materials, Inc.	791,758	109,618,895
Broadcom, Inc.	233,529	193,964,517
Enphase Energy, Inc. (a)	129,478	15,556,782
First Solar, Inc. (a)	100,530	16,244,643
KLA Corp.	128,894	59,118,522
Lam Research Corp.	125,623	78,736,728
Microchip Technology, Inc.	251,114	19,599,448
Monolithic Power Systems, Inc.	44,994	20,787,228
NVIDIA Corp.	2,329,529	1,013,321,820
NXP Semiconductors NV	143,312	28,650,935
ON Semiconductor Corp. (a)	406,596	37,793,098
QUALCOMM, Inc.	1,052,223	116,859,886
SolarEdge Technologies, Inc. (a)	53,375	6,912,596
Teradyne, Inc.	72,915	7,325,041
Texas Instruments, Inc.	539,261	85,747,891
		1,933,687,503
SOFTWARE — 10.6%
Adobe, Inc. (a)	201,933	102,965,637
Autodesk, Inc. (a)	110,692	22,903,282
Cadence Design Systems, Inc. (a)	256,236	60,036,095
Fair Isaac Corp. (a)	23,460	20,375,714
Fortinet, Inc. (a)	614,194	36,040,904
Gen Digital, Inc.	284,418	5,028,510
Intuit, Inc.	139,945	71,503,498
Microsoft Corp.	4,063,451	1,283,034,653
Oracle Corp.	875,705	92,754,674
Palo Alto Networks, Inc. (a)	287,238	67,340,077
Paycom Software, Inc.	45,818	11,879,233
PTC, Inc. (a)	111,801	15,839,966
ServiceNow, Inc. (a)	192,366	107,524,899
Synopsys, Inc. (a)	143,390	65,811,708
Tyler Technologies, Inc. (a)	18,604	7,183,748
		1,970,222,598

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	232,761	$38,277,547
Extra Space Storage, Inc. REIT	100,111	12,171,495
Iron Mountain, Inc. REIT	174,172	10,354,525
Public Storage REIT	93,212	24,563,226
SBA Communications Corp. REIT	57,263	11,462,335
VICI Properties, Inc. REIT	542,077	15,774,441
Weyerhaeuser Co. REIT	398,304	12,212,001
		124,815,570
SPECIALTY RETAIL — 2.3%
AutoZone, Inc. (a)	17,102	43,438,909
Home Depot, Inc.	502,431	151,814,551
Lowe's Cos., Inc.	381,203	79,229,232
O'Reilly Automotive, Inc. (a)	56,940	51,750,488
TJX Cos., Inc.	693,352	61,625,126
Tractor Supply Co. (b)	102,464	20,805,315
Ulta Beauty, Inc. (a)	46,874	18,723,819
		427,387,440
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.8%
Apple, Inc.	13,857,998	2,372,627,838
TOBACCO — 0.6%
Altria Group, Inc.	869,476	36,561,466
Philip Morris International, Inc.	790,228	73,159,308
		109,720,774
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	266,508	14,561,997
WW Grainger, Inc.	41,893	28,983,253
		43,545,250
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc. (a)	331,758	46,462,708
TOTAL COMMON STOCKS (Cost $17,067,272,096)		18,561,715,894
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	5,796,310	$5,797,469
State Street Navigator Securities Lending Portfolio II (f) (g)	34,673,780	34,673,780
TOTAL SHORT-TERM INVESTMENTS (Cost $40,471,249)		40,471,249
TOTAL INVESTMENTS — 100.1% (Cost $17,107,743,345)		18,602,187,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(25,259,797)
NET ASSETS — 100.0%		$18,576,927,346
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,561,715,894	$—	$—	$18,561,715,894
Short-Term Investments	40,471,249	—	—	40,471,249
TOTAL INVESTMENTS	$18,602,187,143	$—	$—	$18,602,187,143
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,291,050	$8,292,708	$91,984,222	$94,478,016	$(1,163)	$(282)	5,796,310	$5,797,469	$140,418
State Street Navigator Securities Lending Portfolio II	—	—	273,474,742	238,800,962	—	—	34,673,780	34,673,780	141,034
Total		$8,292,708	$365,458,964	$333,278,978	$(1,163)	$(282)		$40,471,249	$281,452
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUTOMOBILES — 1.2%
Ford Motor Co.	6,098,005	$75,737,222
BANKS — 16.9%
Citigroup, Inc.	1,786,220	73,467,229
Citizens Financial Group, Inc.	2,640,174	70,756,663
Comerica, Inc.	1,637,239	68,027,280
Fifth Third Bancorp	2,970,332	75,238,509
Huntington Bancshares, Inc.	7,007,099	72,873,830
KeyCorp	7,159,783	77,039,265
M&T Bank Corp. (a)	608,970	77,004,256
Morgan Stanley	899,230	73,440,114
Northern Trust Corp.	1,069,745	74,325,883
PNC Financial Services Group, Inc.	627,783	77,072,919
Regions Financial Corp.	4,256,570	73,213,004
Truist Financial Corp.	2,541,267	72,705,649
U.S. Bancorp	2,161,420	71,456,545
Zions Bancorp NA	2,297,640	80,164,660
		1,036,785,806
BIOTECHNOLOGY — 4.4%
AbbVie, Inc.	594,472	88,611,996
Amgen, Inc.	361,537	97,166,684
Gilead Sciences, Inc.	1,096,088	82,140,835
		267,919,515
CAPITAL MARKETS — 3.5%
Franklin Resources, Inc.	2,873,502	70,630,679
Invesco Ltd.	4,724,718	68,602,905
T Rowe Price Group, Inc.	705,365	73,971,628
		213,205,212
CHEMICALS — 3.9%
Dow, Inc.	1,619,835	83,518,693
International Flavors & Fragrances, Inc.	998,643	68,077,493
LyondellBasell Industries NV Class A	937,318	88,764,014
		240,360,200
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Walgreens Boots Alliance, Inc.	2,769,490	61,593,458
CONTAINERS & PACKAGING — 4.3%
Amcor PLC	8,420,150	77,128,574
International Paper Co.	2,629,473	93,267,407
Packaging Corp. of America	613,797	94,248,530
		264,644,511
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	5,693,700	85,519,374
Verizon Communications, Inc.	2,505,104	81,190,421
		166,709,795
ELECTRIC UTILITIES — 12.2%
American Electric Power Co., Inc.	971,802	73,098,946
Duke Energy Corp.	898,213	79,276,279
Security Description	Shares	Value
Edison International	1,173,521	$74,272,144
Entergy Corp.	814,932	75,381,210
Evergy, Inc.	1,392,190	70,584,033
Eversource Energy	1,151,372	66,952,282
FirstEnergy Corp.	2,128,216	72,742,423
NRG Energy, Inc.	2,247,080	86,557,522
Pinnacle West Capital Corp.	997,651	73,506,926
Southern Co.	1,166,919	75,522,998
		747,894,763
FOOD PRODUCTS — 2.4%
Conagra Brands, Inc.	2,551,309	69,956,893
Kraft Heinz Co.	2,341,805	78,778,320
		148,735,213
HEALTH CARE REITs — 2.3%
Healthpeak Properties, Inc. REIT	3,836,136	70,431,457
Ventas, Inc. REIT	1,708,096	71,962,084
		142,393,541
HOUSEHOLD DURABLES — 1.2%
Whirlpool Corp. (a)	562,899	75,259,596
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	816,414	76,432,679
INSURANCE — 1.4%
Prudential Financial, Inc.	881,908	83,684,250
IT SERVICES — 1.4%
International Business Machines Corp.	609,997	85,582,579
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Hasbro, Inc.	1,309,949	86,640,027
MULTI-UTILITIES — 2.4%
Dominion Energy, Inc.	1,574,649	70,339,571
Public Service Enterprise Group, Inc.	1,318,579	75,040,331
		145,379,902
OFFICE REITs — 2.4%
Alexandria Real Estate Equities, Inc. REIT	689,229	68,991,823
Boston Properties, Inc. REIT	1,320,605	78,549,585
		147,541,408
OIL, GAS & CONSUMABLE FUELS — 7.0%
Chevron Corp.	526,000	88,694,120
Kinder Morgan, Inc.	4,700,483	77,934,008
ONEOK, Inc.	1,265,770	80,287,791
Phillips 66	796,570	95,707,886
Williams Cos., Inc.	2,506,486	84,443,513
		427,067,318
PHARMACEUTICALS — 3.6%
Organon & Co.	3,941,275	68,420,534
Pfizer, Inc.	2,269,546	75,280,841
Viatris, Inc.	8,015,723	79,035,029
		222,736,404

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 3.5%
Equity Residential REIT	1,240,254	$72,815,312
Essex Property Trust, Inc. REIT	348,323	73,875,825
UDR, Inc. REIT	1,962,961	70,018,819
		216,709,956
RETAIL REITs — 6.0%
Federal Realty Investment Trust REIT	825,213	74,789,054
Kimco Realty Corp. REIT	4,048,419	71,211,690
Realty Income Corp. REIT	1,339,019	66,870,609
Regency Centers Corp. REIT	1,294,514	76,945,912
Simon Property Group, Inc. REIT (a)	684,266	73,921,256
		363,738,521
SPECIALIZED REITs — 6.3%
Crown Castle, Inc. REIT	761,261	70,058,850
Digital Realty Trust, Inc. REIT	691,388	83,671,776
Iron Mountain, Inc. REIT	1,369,650	81,425,692
Public Storage REIT	287,933	75,876,104
VICI Properties, Inc. REIT	2,589,077	75,342,141
		386,374,563
SPECIALTY RETAIL — 1.1%
Best Buy Co., Inc. (a)	1,000,814	69,526,549
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Seagate Technology Holdings PLC	1,435,826	94,692,725
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
VF Corp. (a)	4,361,159	77,061,679
TOBACCO — 2.6%
Altria Group, Inc.	1,866,794	78,498,688
Philip Morris International, Inc.	872,008	80,730,500
		159,229,188
TOTAL COMMON STOCKS (Cost $7,340,108,226)		6,083,636,580
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (b) (c)	31,214,930	$31,221,173
State Street Navigator Securities Lending Portfolio II (d) (e)	17,346,590	17,346,590
TOTAL SHORT-TERM INVESTMENTS (Cost $48,567,143)		48,567,763
TOTAL INVESTMENTS — 100.1% (Cost $7,388,675,369)		6,132,204,343
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,821,431)
NET ASSETS — 100.0%		$6,125,382,912
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	12/15/2023	$41,294,559	$39,578,325	$(1,716,234)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,083,636,580	$—	$—	$6,083,636,580
Short-Term Investments	48,567,763	—	—	48,567,763
TOTAL INVESTMENTS	$6,132,204,343	$—	$—	$6,132,204,343
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,716,234)	$—	$—	$(1,716,234)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,716,234)	$—	$—	$(1,716,234)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,740,296	$24,745,244	$161,694,920	$155,219,382	$408	$(17)	31,214,930	$31,221,173	$408,117
State Street Navigator Securities Lending Portfolio II	57,337,305	57,337,305	553,236,346	593,227,061	—	—	17,346,590	17,346,590	35,669
Total		$82,082,549	$714,931,266	$748,446,443	$408	$(17)		$48,567,763	$443,786
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.2%
Boeing Co. (a)	553,836	$106,159,284
General Dynamics Corp.	103,774	22,930,941
Howmet Aerospace, Inc.	381,268	17,633,645
Huntington Ingalls Industries, Inc.	38,703	7,917,860
L3Harris Technologies, Inc.	92,736	16,147,192
Lockheed Martin Corp.	63,263	25,872,036
Northrop Grumman Corp.	38,790	17,074,970
RTX Corp.	1,421,611	102,313,344
Textron, Inc.	192,770	15,063,048
TransDigm Group, Inc. (a)	28,527	24,051,970
		355,164,290
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc.	52,517	4,523,289
FedEx Corp.	226,169	59,916,691
United Parcel Service, Inc. Class B	706,473	110,117,947
		174,557,927
AUTOMOBILE COMPONENTS — 0.2%
Aptiv PLC (a)	275,604	27,171,798
BorgWarner, Inc.	229,207	9,253,087
		36,424,885
AUTOMOBILES — 0.6%
Ford Motor Co.	3,842,345	47,721,925
General Motors Co.	1,341,187	44,218,935
		91,940,860
BANKS — 8.4%
Bank of America Corp.	6,751,502	184,856,125
Bank of New York Mellon Corp.	758,968	32,369,985
Citigroup, Inc.	1,881,109	77,370,013
Citizens Financial Group, Inc.	459,497	12,314,520
Comerica, Inc.	127,011	5,277,307
Fifth Third Bancorp	668,282	16,927,583
Goldman Sachs Group, Inc.	321,969	104,179,509
Huntington Bancshares, Inc.	1,416,842	14,735,157
JPMorgan Chase & Co.	2,837,745	411,529,780
KeyCorp	909,685	9,788,211
M&T Bank Corp.	161,601	20,434,446
Morgan Stanley	1,246,203	101,777,399
Northern Trust Corp.	203,114	14,112,361
PNC Financial Services Group, Inc.	388,280	47,669,136
Regions Financial Corp.	919,633	15,817,688
State Street Corp. (b)	310,316	20,778,759
Truist Financial Corp.	1,302,504	37,264,639
U.S. Bancorp	1,517,756	50,177,013
Wells Fargo & Co.	3,573,303	146,005,161
Zions Bancorp NA	145,115	5,063,062
		1,328,447,854
BEVERAGES — 0.8%
Brown-Forman Corp. Class B	79,808	4,604,123
Security Description	Shares	Value
Coca-Cola Co.	1,330,624	$74,488,331
Constellation Brands, Inc. Class A	69,675	17,511,418
Keurig Dr Pepper, Inc.	489,715	15,460,303
Molson Coors Beverage Co. Class B	180,540	11,480,539
		123,544,714
BIOTECHNOLOGY — 0.1%
Biogen, Inc. (a)	75,324	19,359,021
BROADLINE RETAIL — 4.0%
Amazon.com, Inc. (a)	4,787,620	608,602,254
eBay, Inc.	518,343	22,853,743
Etsy, Inc. (a)	51,200	3,306,496
		634,762,493
BUILDING PRODUCTS — 0.9%
A O Smith Corp.	123,051	8,137,363
Allegion PLC	85,201	8,877,944
Carrier Global Corp.	817,295	45,114,684
Johnson Controls International PLC	663,039	35,280,305
Masco Corp.	63,435	3,390,601
Trane Technologies PLC	222,675	45,182,984
		145,983,881
CAPITAL MARKETS — 3.0%
BlackRock, Inc.	137,127	88,651,234
Cboe Global Markets, Inc.	33,953	5,303,798
Charles Schwab Corp.	594,077	32,614,827
CME Group, Inc.	351,376	70,352,503
FactSet Research Systems, Inc.	14,981	6,550,592
Franklin Resources, Inc.	279,314	6,865,538
Intercontinental Exchange, Inc.	559,081	61,510,092
Invesco Ltd.	435,445	6,322,661
MarketAxess Holdings, Inc.	18,817	4,020,064
Moody's Corp.	81,690	25,827,927
MSCI, Inc.	33,047	16,955,755
Nasdaq, Inc.	118,562	5,760,928
S&P Global, Inc.	317,829	116,137,895
T Rowe Price Group, Inc.	218,434	22,907,174
		469,780,988
CHEMICALS — 2.2%
Celanese Corp.	97,452	12,232,175
Corteva, Inc.	216,026	11,051,890
Dow, Inc.	685,228	35,330,356
DuPont de Nemours, Inc.	447,332	33,366,494
Eastman Chemical Co.	116,378	8,928,520
Ecolab, Inc.	247,262	41,886,183
International Flavors & Fragrances, Inc.	250,526	17,078,357
Linde PLC	185,905	69,221,727
LyondellBasell Industries NV Class A	250,445	23,717,142
PPG Industries, Inc.	230,553	29,925,779

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	231,123	$58,947,921
		341,686,544
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	34,737	16,708,845
Republic Services, Inc.	90,249	12,861,385
Waste Management, Inc.	147,239	22,445,113
		52,015,343
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	3,979,576	213,942,006
F5, Inc. (a)	58,959	9,500,653
Juniper Networks, Inc.	314,787	8,747,931
Motorola Solutions, Inc.	73,681	20,058,915
		252,249,505
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	60,222	24,719,927
Vulcan Materials Co.	53,652	10,838,777
		35,558,704
CONSUMER FINANCE — 0.6%
American Express Co.	289,285	43,158,429
Capital One Financial Corp.	371,695	36,073,000
Discover Financial Services	104,270	9,032,910
Synchrony Financial	406,875	12,438,169
		100,702,508
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Costco Wholesale Corp.	146,956	83,024,262
Kroger Co.	645,487	28,885,543
Sysco Corp.	492,242	32,512,584
Target Corp.	449,984	49,754,731
Walgreens Boots Alliance, Inc.	698,491	15,534,440
Walmart, Inc.	1,393,719	222,897,479
		432,609,039
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,449,694	13,279,197
Avery Dennison Corp.	78,932	14,418,509
Ball Corp.	308,972	15,380,626
International Paper Co.	336,491	11,935,336
Packaging Corp. of America	87,475	13,431,786
Sealed Air Corp.	140,304	4,610,389
Westrock Co.	252,118	9,025,824
		82,081,667
DISTRIBUTORS — 0.2%
Genuine Parts Co.	38,281	5,527,011
LKQ Corp.	260,973	12,920,773
Pool Corp.	14,014	4,990,385
		23,438,169
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	6,982,483	104,876,895
Verizon Communications, Inc.	4,105,907	133,072,446
		237,949,341
Security Description	Shares	Value
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	244,867	$11,863,806
American Electric Power Co., Inc.	504,075	37,916,522
Constellation Energy Corp.	313,375	34,182,945
Duke Energy Corp.	752,850	66,446,541
Edison International	375,181	23,745,205
Entergy Corp.	206,534	19,104,395
Evergy, Inc.	223,927	11,353,099
Eversource Energy	340,124	19,778,211
Exelon Corp.	970,009	36,656,640
FirstEnergy Corp.	502,428	17,172,989
NextEra Energy, Inc.	1,976,509	113,234,201
NRG Energy, Inc.	118,745	4,574,057
Pinnacle West Capital Corp.	109,734	8,085,201
PPL Corp.	723,720	17,050,843
Southern Co.	1,065,301	68,946,281
Xcel Energy, Inc.	538,277	30,800,210
		520,911,146
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	112,975	16,693,186
Eaton Corp. PLC	389,734	83,122,467
Emerson Electric Co.	557,108	53,799,920
Generac Holdings, Inc. (a)	61,449	6,695,483
Rockwell Automation, Inc.	112,692	32,215,262
		192,526,318
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW Corp.	48,987	9,883,617
Corning, Inc.	748,559	22,808,593
Keysight Technologies, Inc. (a)	80,170	10,607,292
TE Connectivity Ltd.	306,007	37,801,045
Teledyne Technologies, Inc. (a)	46,160	18,860,053
Trimble, Inc. (a)	243,482	13,113,940
Zebra Technologies Corp. Class A (a)	50,577	11,962,978
		125,037,518
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes Co.	983,968	34,753,750
Halliburton Co.	875,709	35,466,214
Schlumberger NV	651,032	37,955,166
		108,175,130
ENTERTAINMENT — 2.5%
Activision Blizzard, Inc.	287,309	26,900,742
Electronic Arts, Inc.	76,655	9,229,262
Live Nation Entertainment, Inc. (a) (c)	137,941	11,454,621
Netflix, Inc. (a)	432,732	163,399,603
Take-Two Interactive Software, Inc. (a)	153,802	21,592,263
Walt Disney Co. (a)	1,787,009	144,837,079
Warner Bros Discovery, Inc. (a)	2,175,442	23,625,300
		401,038,870

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
FINANCIAL SERVICES — 4.9%
Berkshire Hathaway, Inc. Class B (a)	1,780,787	$623,809,686
Fidelity National Information Services, Inc.	577,342	31,909,692
Fiserv, Inc. (a)	184,060	20,791,418
FleetCor Technologies, Inc. (a) (c)	34,020	8,686,667
Global Payments, Inc.	253,319	29,230,479
PayPal Holdings, Inc. (a)	1,070,556	62,584,704
		777,012,646
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	266,277	20,082,611
Bunge Ltd.	86,064	9,316,428
Campbell Soup Co.	79,865	3,280,854
Conagra Brands, Inc.	467,613	12,821,948
General Mills, Inc.	185,215	11,851,908
Hormel Foods Corp.	78,616	2,989,767
J M Smucker Co.	99,382	12,215,042
Kellogg Co.	116,316	6,921,965
Kraft Heinz Co.	782,816	26,333,930
McCormick & Co., Inc.	120,023	9,078,540
Mondelez International, Inc. Class A	609,977	42,332,404
Tyson Foods, Inc. Class A	277,957	14,034,049
		171,259,446
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	56,816	6,018,519
GROUND TRANSPORTATION — 0.9%
CSX Corp.	1,016,623	31,261,157
Norfolk Southern Corp.	221,246	43,569,975
Union Pacific Corp.	297,148	60,508,247
		135,339,379
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	813,626	78,799,678
Align Technology, Inc. (a)	69,358	21,176,385
Baxter International, Inc.	492,961	18,604,348
Becton Dickinson & Co.	283,359	73,256,802
Boston Scientific Corp. (a)	671,275	35,443,320
Cooper Cos., Inc.	48,161	15,315,680
DENTSPLY SIRONA, Inc.	208,443	7,120,413
Edwards Lifesciences Corp. (a)	594,599	41,193,819
GE HealthCare Technologies, Inc.	381,929	25,986,449
IDEXX Laboratories, Inc. (a)	41,565	18,175,128
Intuitive Surgical, Inc. (a)	175,291	51,235,806
Medtronic PLC	1,300,201	101,883,750
ResMed, Inc.	66,155	9,782,340
STERIS PLC	96,119	21,090,431
Stryker Corp.	330,144	90,218,451
Teleflex, Inc.	45,894	9,014,040
Zimmer Biomet Holdings, Inc.	204,687	22,969,975
		641,266,815
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Cardinal Health, Inc.	250,370	$21,737,123
Cencora, Inc.	162,634	29,269,241
Centene Corp. (a)	527,687	36,347,081
Cigna Group	147,091	42,078,322
CVS Health Corp.	1,254,555	87,593,030
DaVita, Inc. (a)	53,307	5,039,111
HCA Healthcare, Inc.	90,201	22,187,642
Henry Schein, Inc. (a)	126,968	9,427,374
Humana, Inc.	43,504	21,165,566
Laboratory Corp. of America Holdings	86,333	17,357,250
McKesson Corp.	70,921	30,839,997
Quest Diagnostics, Inc.	37,556	4,576,574
Universal Health Services, Inc. Class B	60,326	7,584,788
		335,203,099
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	533,880	9,802,037
Ventas, Inc. REIT	392,869	16,551,571
Welltower, Inc. REIT	505,565	41,415,885
		67,769,493
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	697,726	11,212,457
HOTELS, RESTAURANTS & LEISURE — 2.8%
Airbnb, Inc. Class A (a)	249,339	34,211,804
Booking Holdings, Inc. (a)	34,822	107,389,307
Caesars Entertainment, Inc. (a)	211,508	9,803,396
Carnival Corp. (a) (c)	984,460	13,506,791
Darden Restaurants, Inc.	117,648	16,849,547
Domino's Pizza, Inc.	18,740	7,098,525
Expedia Group, Inc. (a)	134,116	13,823,336
Hilton Worldwide Holdings, Inc.	132,402	19,884,132
Las Vegas Sands Corp.	322,704	14,792,751
Marriott International, Inc. Class A	119,597	23,507,986
McDonald's Corp.	270,544	71,272,111
MGM Resorts International (a)	273,009	10,035,811
Norwegian Cruise Line Holdings Ltd. (a) (c)	417,302	6,877,137
Royal Caribbean Cruises Ltd. (a)	229,548	21,150,553
Starbucks Corp.	547,096	49,933,452
Wynn Resorts Ltd.	94,064	8,692,454
Yum! Brands, Inc.	98,356	12,288,599
		441,117,692
HOUSEHOLD DURABLES — 0.7%
DR Horton, Inc.	148,241	15,931,460
Garmin Ltd.	149,454	15,722,561
Lennar Corp. Class A	245,999	27,608,468
Mohawk Industries, Inc. (a)	51,146	4,388,838
NVR, Inc. (a)	3,193	19,040,817

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PulteGroup, Inc.	213,589	$15,816,265
Whirlpool Corp.	52,838	7,064,441
		105,572,850
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	239,328	21,929,625
Clorox Co.	66,420	8,705,005
Colgate-Palmolive Co.	362,454	25,774,104
Kimberly-Clark Corp.	172,214	20,812,062
Procter & Gamble Co.	1,035,949	151,103,521
		228,324,317
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	265,617	4,037,378
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	540,007	50,555,455
General Electric Co.	1,062,948	117,508,901
Honeywell International, Inc.	648,505	119,804,814
		287,869,170
INDUSTRIAL REITs — 0.6%
Prologis, Inc. REIT	902,364	101,254,264
INSURANCE — 2.6%
Aflac, Inc.	526,887	40,438,577
Allstate Corp.	254,879	28,396,070
American International Group, Inc.	693,877	42,048,946
Aon PLC Class A	67,213	21,791,799
Arthur J Gallagher & Co.	75,618	17,235,611
Assurant, Inc.	52,341	7,515,121
Brown & Brown, Inc.	93,479	6,528,573
Chubb Ltd.	172,152	35,838,604
Cincinnati Financial Corp.	153,153	15,666,021
Everest Group Ltd.	17,654	6,561,462
Globe Life, Inc.	26,321	2,861,882
Hartford Financial Services Group, Inc.	297,886	21,123,096
Loews Corp.	179,814	11,384,024
Marsh & McLennan Cos., Inc.	174,190	33,148,357
MetLife, Inc.	615,652	38,730,667
Principal Financial Group, Inc.	86,075	6,203,425
Prudential Financial, Inc.	353,736	33,566,009
Travelers Cos., Inc.	102,516	16,741,888
Willis Towers Watson PLC	102,033	21,320,816
		407,100,948
INTERACTIVE MEDIA & SERVICES — 4.2%
Match Group, Inc. (a)	272,509	10,675,540
Meta Platforms, Inc. Class A (a)	2,170,301	651,546,063
		662,221,603
IT SERVICES — 1.8%
Accenture PLC Class A	314,269	96,515,152
Akamai Technologies, Inc. (a)	147,935	15,760,995
Cognizant Technology Solutions Corp. Class A	492,132	33,337,022
DXC Technology Co. (a)	198,496	4,134,672
Security Description	Shares	Value
EPAM Systems, Inc. (a)	18,050	$4,615,204
International Business Machines Corp.	889,793	124,837,958
VeriSign, Inc. (a)	44,524	9,017,446
		288,218,449
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	126,293	8,353,019
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	115,352	12,898,661
Bio-Rad Laboratories, Inc. Class A (a)	20,284	7,270,800
Bio-Techne Corp.	79,167	5,388,898
Charles River Laboratories International, Inc. (a)	49,885	9,776,462
Illumina, Inc. (a)	154,866	21,260,004
IQVIA Holdings, Inc. (a)	92,778	18,254,071
Mettler-Toledo International, Inc. (a)	7,568	8,385,874
Revvity, Inc.	120,825	13,375,328
West Pharmaceutical Services, Inc.	71,904	26,979,100
		123,589,198
MACHINERY — 2.4%
Caterpillar, Inc.	199,398	54,435,654
Cummins, Inc.	67,621	15,448,694
Dover Corp.	136,730	19,075,202
Fortive Corp.	342,959	25,433,840
IDEX Corp.	31,455	6,543,269
Illinois Tool Works, Inc.	131,351	30,251,449
Ingersoll Rand, Inc.	396,976	25,295,311
Nordson Corp.	52,560	11,729,815
Otis Worldwide Corp.	401,256	32,224,869
PACCAR, Inc.	511,602	43,496,402
Parker-Hannifin Corp.	125,541	48,900,730
Pentair PLC	162,147	10,499,018
Snap-on, Inc.	22,169	5,654,425
Stanley Black & Decker, Inc.	149,928	12,530,982
Westinghouse Air Brake Technologies Corp.	174,394	18,532,850
Xylem, Inc.	234,849	21,378,305
		381,430,815
MEDIA — 1.7%
Charter Communications, Inc. Class A (a) (c)	99,238	43,646,857
Comcast Corp. Class A	4,019,357	178,218,289
Fox Corp. Class A	246,379	7,687,025
Fox Corp. Class B	127,613	3,685,463
Interpublic Group of Cos., Inc. (c)	378,831	10,857,297
News Corp. Class A	370,981	7,441,879
News Corp. Class B (c)	114,350	2,386,485
Omnicom Group, Inc.	192,305	14,322,876
Paramount Global Class B	467,860	6,035,394
		274,281,565

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 0.2%
Newmont Corp.	778,214	$28,755,007
MULTI-UTILITIES — 1.3%
Ameren Corp.	256,941	19,226,895
CenterPoint Energy, Inc.	619,693	16,638,757
CMS Energy Corp.	284,016	15,084,090
Consolidated Edison, Inc.	338,408	28,944,036
Dominion Energy, Inc.	818,393	36,557,615
DTE Energy Co.	201,166	19,971,760
NiSource, Inc.	404,804	9,990,563
Public Service Enterprise Group, Inc.	489,577	27,861,827
Sempra	247,198	16,816,880
WEC Energy Group, Inc.	147,652	11,893,369
		202,985,792
OFFICE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	151,568	15,171,957
Boston Properties, Inc. REIT	141,454	8,413,684
		23,585,641
OIL, GAS & CONSUMABLE FUELS — 1.0%
Kinder Morgan, Inc.	1,888,980	31,319,288
Marathon Petroleum Corp.	202,582	30,658,760
Phillips 66	434,107	52,157,956
Valero Energy Corp.	344,250	48,783,668
		162,919,672
PASSENGER AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	123,020	4,561,582
American Airlines Group, Inc. (a) (c)	642,124	8,225,608
Delta Air Lines, Inc.	629,563	23,293,831
Southwest Airlines Co.	584,370	15,818,896
United Airlines Holdings, Inc. (a)	322,095	13,624,618
		65,524,535
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	226,986	32,810,826
PHARMACEUTICALS — 1.5%
Catalent, Inc. (a)	174,548	7,947,170
Johnson & Johnson	893,691	139,192,373
Organon & Co.	246,746	4,283,511
Viatris, Inc.	1,182,067	11,655,181
Zoetis, Inc.	449,599	78,221,234
		241,299,469
PROFESSIONAL SERVICES — 0.5%
Broadridge Financial Solutions, Inc.	60,039	10,749,983
Equifax, Inc.	60,967	11,167,935
Jacobs Solutions, Inc.	122,565	16,730,122
Leidos Holdings, Inc.	46,402	4,276,408
Paychex, Inc.	134,914	15,559,632
Robert Half, Inc.	105,234	7,711,548
Security Description	Shares	Value
Verisk Analytics, Inc.	76,334	$18,033,144
		84,228,772
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	301,803	22,291,170
RESIDENTIAL REITs — 0.7%
AvalonBay Communities, Inc. REIT	138,887	23,852,454
Camden Property Trust REIT	103,840	9,821,187
Equity Residential REIT	337,338	19,805,114
Essex Property Trust, Inc. REIT	63,105	13,383,940
Invitation Homes, Inc. REIT	560,187	17,752,326
Mid-America Apartment Communities, Inc. REIT	114,202	14,692,087
UDR, Inc. REIT	294,754	10,513,875
		109,820,983
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	70,888	6,424,580
Kimco Realty Corp. REIT	603,951	10,623,498
Realty Income Corp. REIT	690,785	34,497,803
Regency Centers Corp. REIT	161,625	9,606,990
Simon Property Group, Inc. REIT	318,844	34,444,717
		95,597,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Micro Devices, Inc. (a)	724,964	74,540,799
Analog Devices, Inc.	259,027	45,353,037
Broadcom, Inc.	161,205	133,893,649
Intel Corp.	4,089,282	145,373,975
Microchip Technology, Inc.	270,335	21,099,647
Micron Technology, Inc.	1,069,947	72,788,494
NXP Semiconductors NV	103,865	20,764,691
Qorvo, Inc. (a)	95,090	9,078,242
Skyworks Solutions, Inc.	156,317	15,411,293
Teradyne, Inc.	77,045	7,739,941
Texas Instruments, Inc.	328,739	52,272,788
		598,316,556
SOFTWARE — 9.6%
Adobe, Inc. (a)	235,981	120,326,712
ANSYS, Inc. (a)	84,790	25,229,264
Autodesk, Inc. (a)	94,613	19,576,376
Ceridian HCM Holding, Inc. (a) (c)	152,391	10,339,729
Gen Digital, Inc.	264,112	4,669,500
Intuit, Inc.	128,392	65,600,608
Microsoft Corp.	3,047,041	962,103,196
Oracle Corp.	630,518	66,784,467
Roper Technologies, Inc.	104,334	50,526,870
Salesforce, Inc. (a)	951,230	192,890,419
Tyler Technologies, Inc. (a)	21,605	8,342,555
		1,526,389,696

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.5%
American Tower Corp. REIT	214,449	$35,266,138
Crown Castle, Inc. REIT	424,514	39,068,024
Digital Realty Trust, Inc. REIT	295,020	35,703,320
Equinix, Inc. REIT	91,253	66,273,404
Extra Space Storage, Inc. REIT	103,092	12,533,925
Iron Mountain, Inc. REIT	104,327	6,202,240
Public Storage REIT	58,761	15,484,699
SBA Communications Corp. REIT	46,375	9,282,884
VICI Properties, Inc. REIT	426,592	12,413,827
Weyerhaeuser Co. REIT	306,920	9,410,167
		241,638,628
SPECIALTY RETAIL — 1.8%
Bath & Body Works, Inc.	221,500	7,486,700
Best Buy Co., Inc.	191,636	13,312,953
CarMax, Inc. (a) (c)	155,459	10,995,615
Home Depot, Inc.	461,501	139,447,142
Lowe's Cos., Inc.	177,044	36,796,825
Ross Stores, Inc.	332,015	37,501,094
TJX Cos., Inc.	403,154	35,832,328
		281,372,657
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Hewlett Packard Enterprise Co.	1,269,718	22,055,002
HP, Inc.	849,089	21,821,587
NetApp, Inc.	205,263	15,575,356
Seagate Technology Holdings PLC	187,400	12,359,030
Western Digital Corp. (a)	314,369	14,344,658
		86,155,633
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	1,196,576	114,416,597
Ralph Lauren Corp.	39,854	4,626,651
Tapestry, Inc.	229,413	6,595,624
VF Corp. (c)	320,340	5,660,408
		131,299,280
TOBACCO — 0.6%
Altria Group, Inc.	830,203	34,910,036
Philip Morris International, Inc.	696,235	64,457,436
		99,367,472
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	284,716	$15,556,882
United Rentals, Inc.	66,522	29,573,686
		45,130,568
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	190,521	23,592,215
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc. (a)	161,390	22,602,670
TOTAL COMMON STOCKS (Cost $16,010,116,701)		15,870,084,667
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	18,970,822	18,974,617
State Street Navigator Securities Lending Portfolio II (b) (g)	40,185,014	40,185,014
TOTAL SHORT-TERM INVESTMENTS (Cost $59,159,608)		59,159,631
TOTAL INVESTMENTS — 100.3% (Cost $16,069,276,309)		15,929,244,298
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(40,452,709)
NET ASSETS — 100.0%		$15,888,791,589
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,870,084,667	$—	$—	$15,870,084,667
Short-Term Investments	59,159,631	—	—	59,159,631
TOTAL INVESTMENTS	$15,929,244,298	$—	$—	$15,929,244,298

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	314,813	$23,038,015	$916,429	$1,253,223	$(224,729)	$(1,697,733)	310,316	$20,778,759	$214,118
State Street Institutional Liquid Reserves Fund, Premier Class	13,554,935	13,557,646	132,713,384	127,295,109	(1,131)	(173)	18,970,822	18,974,617	222,460
State Street Navigator Securities Lending Portfolio II	38,455,337	38,455,337	240,494,553	238,764,876	—	—	40,185,014	40,185,014	22,044
Total		$75,050,998	$374,124,366	$367,313,208	$(225,860)	$(1,697,906)		$79,938,390	$458,622
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	268,527	$15,985,412
AeroVironment, Inc. (a)	214,111	23,879,800
Kaman Corp.	239,693	4,709,968
Mercury Systems, Inc. (a)	413,679	15,343,354
Moog, Inc. Class A	234,592	26,499,512
National Presto Industries, Inc.	43,166	3,127,808
Triumph Group, Inc. (a) (b)	619,610	4,746,213
		94,292,067
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	207,519	14,264,856
Hub Group, Inc. Class A (a)	256,859	20,173,706
		34,438,562
AUTOMOBILE COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	945,599	6,865,049
Dana, Inc.	1,037,666	15,222,560
Dorman Products, Inc. (a)	228,956	17,345,707
Gentherm, Inc. (a)	266,508	14,460,724
LCI Industries (b)	206,860	24,289,501
Patrick Industries, Inc. (b)	168,684	12,661,421
Phinia, Inc.	379,838	10,175,860
Standard Motor Products, Inc.	160,190	5,385,588
XPEL, Inc. (a) (b)	171,886	13,254,129
		119,660,539
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	244,000	14,505,800
BANKS — 8.8%
Ameris Bancorp	531,385	20,399,870
Atlantic Union Bankshares Corp.	613,622	17,660,041
Axos Financial, Inc. (a)	423,753	16,043,289
Banc of California, Inc.	423,338	5,240,924
BancFirst Corp.	117,035	10,150,446
Bancorp, Inc. (a)	438,514	15,128,733
Bank of Hawaii Corp. (b)	320,867	15,943,881
BankUnited, Inc.	601,114	13,645,288
Banner Corp.	277,438	11,757,822
Berkshire Hills Bancorp, Inc.	355,517	7,128,116
Brookline Bancorp, Inc.	747,967	6,813,979
Capitol Federal Financial, Inc.	1,078,583	5,144,841
Cathay General Bancorp	592,992	20,612,402
Central Pacific Financial Corp.	234,049	3,903,937
City Holding Co. (b)	121,190	10,949,516
Community Bank System, Inc.	437,791	18,479,158
Customers Bancorp, Inc. (a) (b)	227,508	7,837,651
CVB Financial Corp. (b)	1,083,175	17,948,210
Dime Community Bancshares, Inc. (b)	288,508	5,758,620
Eagle Bancorp, Inc.	241,545	5,181,140
FB Financial Corp.	283,569	8,042,017
First BanCorp (c)	1,457,764	19,621,503
First BanCorp (b) (c)	331,874	9,338,934
Security Description	Shares	Value
First Commonwealth Financial Corp.	827,200	$10,100,112
First Financial Bancorp	768,483	15,062,267
First Hawaiian, Inc. (b)	1,043,594	18,836,872
Fulton Financial Corp.	1,325,070	16,046,598
Hanmi Financial Corp.	256,199	4,158,110
Heritage Financial Corp.	298,100	4,862,011
Hilltop Holdings, Inc.	373,325	10,587,497
Hope Bancorp, Inc.	969,460	8,579,721
Independent Bank Corp.	361,136	17,728,166
Independent Bank Group, Inc.	290,129	11,474,602
Lakeland Financial Corp. (b)	205,475	9,751,843
National Bank Holdings Corp. Class A	304,788	9,070,491
NBT Bancorp, Inc.	381,479	12,089,070
Northfield Bancorp, Inc.	347,135	3,280,426
Northwest Bancshares, Inc.	1,026,738	10,503,530
OFG Bancorp	380,757	11,369,404
Pacific Premier Bancorp, Inc.	774,617	16,855,666
PacWest Bancorp	957,651	7,575,019
Park National Corp. (b)	116,142	10,977,742
Pathward Financial, Inc.	211,827	9,763,106
Preferred Bank	105,575	6,572,044
Provident Financial Services, Inc.	610,221	9,330,279
Renasant Corp.	453,502	11,877,217
S&T Bancorp, Inc.	308,932	8,365,879
Seacoast Banking Corp. of Florida	687,339	15,093,964
ServisFirst Bancshares, Inc. (b)	400,435	20,890,694
Simmons First National Corp. Class A	1,019,917	17,297,792
Southside Bancshares, Inc. (b)	234,291	6,724,152
Stellar Bancorp, Inc.	386,798	8,246,533
Tompkins Financial Corp.	107,382	5,260,644
Triumph Financial, Inc. (a)	174,774	11,323,607
TrustCo Bank Corp.	161,731	4,413,639
Trustmark Corp.	493,298	10,719,366
United Community Banks, Inc. (b)	971,043	24,674,203
Veritex Holdings, Inc.	438,245	7,866,498
Washington Federal, Inc.	522,921	13,397,236
Westamerica BanCorp	215,242	9,309,217
WSFS Financial Corp.	499,364	18,226,786
		700,992,321
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	126,193	13,310,837
National Beverage Corp. (a)	188,589	8,867,455
		22,178,292
BIOTECHNOLOGY — 1.5%
Arcus Biosciences, Inc. (a) (b)	448,611	8,052,568
Avid Bioservices, Inc. (a)	533,375	5,035,060
Catalyst Pharmaceuticals, Inc. (a)	832,483	9,731,726
Cytokinetics, Inc. (a) (b)	784,403	23,108,512

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dynavax Technologies Corp. (a) (b)	1,040,493	$15,368,082
Ironwood Pharmaceuticals, Inc. (a)	1,109,146	10,681,076
iTeos Therapeutics, Inc. (a)	215,816	2,363,185
Myriad Genetics, Inc. (a)	661,466	10,609,915
REGENXBIO, Inc. (a)	322,548	5,309,140
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a)	384,835	12,899,669
Vir Biotechnology, Inc. (a) (b)	694,082	6,503,548
Xencor, Inc. (a) (b)	489,623	9,865,904
		119,531,737
BUILDING PRODUCTS — 2.0%
AAON, Inc.	553,014	31,449,906
American Woodmark Corp. (a)	132,378	10,009,100
Apogee Enterprises, Inc.	178,320	8,395,306
AZZ, Inc.	202,108	9,212,083
Gibraltar Industries, Inc. (a)	245,755	16,590,920
Griffon Corp.	330,867	13,125,494
Hayward Holdings, Inc. (a)	1,001,074	14,115,143
Insteel Industries, Inc.	165,115	5,359,633
Masterbrand, Inc. (a) (b)	1,031,493	12,532,640
PGT Innovations, Inc. (a)	471,384	13,080,906
Quanex Building Products Corp.	266,210	7,499,136
Resideo Technologies, Inc. (a)	1,207,311	19,075,514
		160,445,781
CAPITAL MARKETS — 1.6%
Artisan Partners Asset Management, Inc. Class A (b)	559,696	20,943,824
Avantax, Inc. (a)	296,975	7,596,621
B Riley Financial, Inc. (b)	134,190	5,500,448
Brightsphere Investment Group, Inc.	275,409	5,340,181
Donnelley Financial Solutions, Inc. (a)	201,373	11,333,272
Moelis & Co. Class A (b)	543,805	24,541,920
Piper Sandler Cos.	122,784	17,841,743
StoneX Group, Inc. (a)	144,390	13,994,279
Virtus Investment Partners, Inc.	55,076	11,124,801
WisdomTree, Inc. (b)	952,918	6,670,426
		124,887,515
CHEMICALS — 2.8%
AdvanSix, Inc. (b)	219,873	6,833,653
American Vanguard Corp.	234,258	2,560,440
Balchem Corp.	263,192	32,646,336
Hawkins, Inc.	155,165	9,131,460
HB Fuller Co.	439,913	30,182,431
Ingevity Corp. (a)	272,160	12,957,538
Innospec, Inc.	203,223	20,769,390
Koppers Holdings, Inc.	177,238	7,009,763
Livent Corp. (a) (b)	1,468,100	27,027,721
Mativ Holdings, Inc.	441,904	6,301,551
Minerals Technologies, Inc.	262,936	14,398,375
Quaker Chemical Corp. (b)	112,000	17,920,000
Security Description	Shares	Value
Sensient Technologies Corp.	345,338	$20,195,366
Stepan Co.	171,545	12,860,729
		220,794,753
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc. (b)	540,730	21,634,607
Brady Corp. Class A	375,358	20,614,661
CoreCivic, Inc. REIT (a)	917,698	10,324,103
Deluxe Corp.	353,578	6,679,089
Enviri Corp. (a)	678,563	4,899,225
GEO Group, Inc. (a) (b)	1,018,665	8,332,680
Healthcare Services Group, Inc.	599,412	6,251,867
HNI Corp.	376,024	13,021,711
Interface, Inc.	491,857	4,825,117
Liquidity Services, Inc. (a)	196,979	3,470,770
Matthews International Corp. Class A	246,151	9,577,735
MillerKnoll, Inc. (b)	611,595	14,953,498
OPENLANE, Inc. (a)	884,185	13,192,040
Pitney Bowes, Inc. (b)	1,237,016	3,735,788
UniFirst Corp.	123,478	20,128,149
Viad Corp. (a)	173,811	4,553,848
		166,194,888
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN Holdings, Inc. (b)	609,307	5,014,597
Clearfield, Inc. (a) (b)	107,589	3,083,501
Digi International, Inc. (a) (b)	290,565	7,845,255
Extreme Networks, Inc. (a)	1,043,749	25,269,163
Harmonic, Inc. (a) (b)	904,033	8,705,838
NetScout Systems, Inc. (a)	582,811	16,330,364
Viasat, Inc. (a) (b)	601,252	11,099,112
Viavi Solutions, Inc. (a)	1,797,007	16,424,644
		93,772,474
CONSTRUCTION & ENGINEERING — 1.6%
Arcosa, Inc.	398,197	28,630,364
Comfort Systems USA, Inc.	291,737	49,714,902
Dycom Industries, Inc. (a)	239,729	21,335,881
Granite Construction, Inc. (b)	354,746	13,487,443
MYR Group, Inc. (a)	136,633	18,412,663
		131,581,253
CONSUMER FINANCE — 1.0%
Bread Financial Holdings, Inc. (b)	405,728	13,875,898
Encore Capital Group, Inc. (a)	189,686	9,059,403
Enova International, Inc. (a)	248,789	12,655,896
EZCORP, Inc. Class A (a) (b)	444,483	3,666,985
Green Dot Corp. Class A (a)	363,616	5,065,171
Navient Corp.	707,314	12,179,947
PRA Group, Inc. (a)	317,977	6,108,338
PROG Holdings, Inc. (a)	369,207	12,261,364
World Acceptance Corp. (a) (b)	28,409	3,609,648
		78,482,650
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Andersons, Inc.	254,375	13,102,856

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Chefs' Warehouse, Inc. (a) (b)	285,132	$6,039,096
PriceSmart, Inc.	212,566	15,821,287
SpartanNash Co.	280,642	6,174,124
United Natural Foods, Inc. (a)	473,400	6,693,876
		47,831,239
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	312,360	5,600,615
O-I Glass, Inc. (a)	1,267,396	21,203,535
		26,804,150
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	335,680	14,383,888
Frontdoor, Inc. (a)	656,840	20,092,736
Mister Car Wash, Inc. (a) (b)	752,377	4,145,597
Perdoceo Education Corp.	529,991	9,062,846
Strategic Education, Inc.	177,802	13,379,601
Stride, Inc. (a)	326,835	14,717,380
		75,782,048
DIVERSIFIED REITs — 0.8%
Alexander & Baldwin, Inc. REIT	586,684	9,815,223
American Assets Trust, Inc. REIT	392,408	7,632,336
Armada Hoffler Properties, Inc. REIT	550,495	5,637,069
Essential Properties Realty Trust, Inc. REIT	1,274,172	27,560,340
Global Net Lease, Inc. REIT (b)	1,569,869	15,086,441
		65,731,409
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	89,171	2,814,237
Cogent Communications Holdings, Inc.	355,458	22,002,850
Consolidated Communications Holdings, Inc. (a)	616,872	2,109,702
Lumen Technologies, Inc. (a) (b)	8,142,605	11,562,499
		38,489,288
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	340,656	25,862,604
ELECTRICAL EQUIPMENT — 0.4%
Encore Wire Corp. (b)	137,255	25,043,547
Powell Industries, Inc.	74,030	6,137,087
SunPower Corp. (a) (b)	723,450	4,463,687
		35,644,321
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Advanced Energy Industries, Inc. (b)	307,395	31,698,572
Arlo Technologies, Inc. (a)	776,708	8,000,092
Badger Meter, Inc. (b)	239,267	34,423,343
Benchmark Electronics, Inc.	288,236	6,992,605
CTS Corp. (b)	253,283	10,572,033
ePlus, Inc. (a) (b)	217,584	13,820,936
Fabrinet (a)	296,093	49,335,016
Security Description	Shares	Value
Insight Enterprises, Inc. (a) (b)	245,607	$35,735,819
Itron, Inc. (a)	371,573	22,509,892
Knowles Corp. (a)	736,228	10,903,537
Methode Electronics, Inc.	290,891	6,646,859
OSI Systems, Inc. (a)	124,309	14,673,434
PC Connection, Inc.	94,380	5,038,004
Plexus Corp. (a)	224,602	20,883,494
Rogers Corp. (a)	136,979	18,008,629
Sanmina Corp. (a)	467,491	25,375,412
ScanSource, Inc. (a)	212,021	6,426,357
TTM Technologies, Inc. (a)	839,043	10,806,874
		331,850,908
ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc. (b)	1,112,561	14,018,269
Bristow Group, Inc. (a)	199,984	5,633,549
Core Laboratories, Inc. (b)	377,028	9,052,442
Dril-Quip, Inc. (a)	276,065	7,776,751
Helix Energy Solutions Group, Inc. (a)	1,145,198	12,791,862
Helmerich & Payne, Inc. (b)	811,437	34,210,184
Liberty Energy, Inc.	1,266,985	23,464,562
Nabors Industries Ltd. (a) (b)	72,467	8,923,586
Oceaneering International, Inc. (a) (b)	823,582	21,182,529
Oil States International, Inc. (a)	537,825	4,501,595
Patterson-UTI Energy, Inc.	2,615,447	36,197,787
ProPetro Holding Corp. (a)	701,361	7,455,467
RPC, Inc. (b)	706,213	6,313,544
U.S. Silica Holdings, Inc. (a)	622,940	8,746,078
		200,268,205
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (a) (b)	874,455	16,046,249
Madison Square Garden Sports Corp.	136,077	23,990,375
Marcus Corp. (b)	213,645	3,311,498
		43,348,122
FINANCIAL SERVICES — 1.9%
EVERTEC, Inc.	528,443	19,647,511
Jackson Financial, Inc. Class A (b)	595,725	22,768,609
Mr Cooper Group, Inc. (a)	545,870	29,236,797
NMI Holdings, Inc. Class A (a)	672,919	18,229,376
Payoneer Global, Inc. (a) (b)	2,089,096	12,785,267
Radian Group, Inc.	1,285,100	32,268,861
Walker & Dunlop, Inc. (b)	272,570	20,235,597
		155,172,018
FOOD PRODUCTS — 1.9%
B&G Foods, Inc.	585,801	5,793,572
Calavo Growers, Inc.	150,664	3,801,253
Cal-Maine Foods, Inc.	329,429	15,950,952
Fresh Del Monte Produce, Inc.	277,330	7,166,207
Hain Celestial Group, Inc. (a)	722,531	7,492,646
Hostess Brands, Inc. (a)	1,084,322	36,118,766
J & J Snack Foods Corp.	126,198	20,652,303

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	72,401	$7,153,219
Simply Good Foods Co. (a)	739,920	25,542,038
Tootsie Roll Industries, Inc.	140,657	4,200,018
TreeHouse Foods, Inc. (a)	419,578	18,285,209
		152,156,183
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	143,757	14,052,247
Northwest Natural Holding Co.	291,249	11,114,062
		25,166,309
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	196,424	19,966,500
Heartland Express, Inc.	370,341	5,440,309
Marten Transport Ltd.	466,335	9,191,463
RXO, Inc. (a) (b)	956,647	18,874,645
		53,472,917
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Artivion, Inc. (a)	314,938	4,774,460
Avanos Medical, Inc. (a)	378,717	7,657,658
CONMED Corp. (b)	251,088	25,322,225
Embecta Corp. (b)	462,916	6,966,886
Glaukos Corp. (a)	397,203	29,889,526
Integer Holdings Corp. (a) (b)	272,215	21,349,822
LeMaitre Vascular, Inc.	160,558	8,747,200
Merit Medical Systems, Inc. (a)	470,581	32,479,500
Omnicell, Inc. (a)	365,270	16,451,761
OraSure Technologies, Inc. (a)	612,929	3,634,669
Orthofix Medical, Inc. (a)	291,309	3,746,234
STAAR Surgical Co. (a) (b)	391,867	15,745,216
Tandem Diabetes Care, Inc. (a) (b)	525,695	10,918,685
UFP Technologies, Inc. (a) (b)	58,797	9,492,776
Varex Imaging Corp. (a)	327,342	6,150,756
Zynex, Inc. (a)	4	32
		203,327,406
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AdaptHealth Corp. (a) (b)	652,484	5,937,604
Addus HomeCare Corp. (a)	130,921	11,153,160
Agiliti, Inc. (a) (b)	282,256	1,831,841
AMN Healthcare Services, Inc. (a) (b)	310,268	26,428,628
Apollo Medical Holdings, Inc. (a) (b)	343,816	10,606,724
Community Health Systems, Inc. (a)	1,067,569	3,095,950
CorVel Corp. (a)	73,300	14,414,445
Cross Country Healthcare, Inc. (a) (b)	271,886	6,740,054
Enhabit, Inc. (a)	419,132	4,715,235
Ensign Group, Inc.	458,498	42,608,219
Fulgent Genetics, Inc. (a) (b)	169,439	4,530,799
ModivCare, Inc. (a)	108,223	3,410,107
NeoGenomics, Inc. (a)	1,030,676	12,677,315
OmniAb, Inc. (a) (d)	84,362	—
Owens & Minor, Inc. (a)	618,182	9,989,821
Security Description	Shares	Value
Pediatrix Medical Group, Inc. (a)	668,429	$8,495,732
Premier, Inc. Class A	973,308	20,926,122
Privia Health Group, Inc. (a) (b)	835,044	19,206,012
RadNet, Inc. (a)	493,963	13,924,817
Select Medical Holdings Corp.	852,133	21,533,401
U.S. Physical Therapy, Inc.	121,020	11,101,165
		253,327,151
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc. (b)	803,594	16,473,677
Community Healthcare Trust, Inc. REIT	205,461	6,102,192
LTC Properties, Inc. REIT (b)	334,473	10,746,617
Universal Health Realty Income Trust REIT	107,913	4,362,923
		37,685,409
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a) (b)	864,736	12,573,261
HealthStream, Inc.	207,315	4,473,858
NextGen Healthcare, Inc. (a) (b)	438,608	10,408,168
Schrodinger, Inc. (a) (b)	440,735	12,459,578
Simulations Plus, Inc.	134,498	5,608,567
Veradigm, Inc. (a)	882,590	11,597,233
		57,120,665
HOTEL & RESORT REITs — 1.2%
Apple Hospitality REIT, Inc. (b)	1,737,961	26,660,322
Chatham Lodging Trust REIT (b)	408,689	3,911,154
DiamondRock Hospitality Co. REIT	1,693,428	13,598,227
Pebblebrook Hotel Trust REIT (b)	973,390	13,228,370
Service Properties Trust REIT	1,336,572	10,278,239
Summit Hotel Properties, Inc. REIT	913,496	5,298,277
Sunstone Hotel Investors, Inc. REIT (b)	1,673,633	15,648,468
Xenia Hotels & Resorts, Inc. REIT	866,486	10,207,205
		98,830,262
HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ's Restaurants, Inc. (a)	200,325	4,699,624
Bloomin' Brands, Inc. (b)	703,585	17,301,155
Brinker International, Inc. (a) (b)	357,805	11,303,060
Cheesecake Factory, Inc. (b)	381,072	11,546,482
Chuy's Holdings, Inc. (a)	154,400	5,493,552
Cracker Barrel Old Country Store, Inc. (b)	178,855	12,019,056
Dave & Buster's Entertainment, Inc. (a)	277,322	10,280,326
Dine Brands Global, Inc.	125,597	6,210,772
Golden Entertainment, Inc.	174,831	5,975,723
Jack in the Box, Inc. (b)	162,500	11,222,250
Monarch Casino & Resort, Inc.	108,278	6,724,064

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Papa John's International, Inc. (b)	267,744	$18,265,496
Sabre Corp. (a) (b)	2,684,520	12,053,495
Shake Shack, Inc. Class A (a)	306,698	17,809,953
Six Flags Entertainment Corp. (a) (b)	578,566	13,602,087
		164,507,095
HOUSEHOLD DURABLES — 3.1%
Cavco Industries, Inc. (a)	65,210	17,323,689
Century Communities, Inc.	230,215	15,373,758
Ethan Allen Interiors, Inc.	193,921	5,798,238
Green Brick Partners, Inc. (a)	205,328	8,523,165
Installed Building Products, Inc.	192,649	24,059,934
iRobot Corp. (a)	232,549	8,813,607
La-Z-Boy, Inc. (b)	349,629	10,796,544
LGI Homes, Inc. (a) (b)	165,462	16,461,814
M/I Homes, Inc. (a)	227,345	19,106,074
MDC Holdings, Inc. (b)	487,637	20,105,273
Meritage Homes Corp.	300,065	36,724,955
Newell Brands, Inc.	3,112,391	28,104,891
Sonos, Inc. (a) (b)	1,036,049	13,375,393
Tri Pointe Homes, Inc. (a)	809,087	22,128,529
		246,695,864
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	83,704	3,694,694
Central Garden & Pet Co. Class A (a)	331,218	13,278,530
Energizer Holdings, Inc. (b)	537,031	17,206,473
WD-40 Co. (b)	110,821	22,523,260
		56,702,957
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT (b)	226,503	17,137,217
LXP Industrial Trust REIT	2,391,565	21,284,929
		38,422,146
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	385,035	4,643,522
American Equity Investment Life Holding Co. (a)	505,180	27,097,855
AMERISAFE, Inc.	154,950	7,758,346
Assured Guaranty Ltd.	454,379	27,499,017
Employers Holdings, Inc.	210,598	8,413,390
Genworth Financial, Inc. Class A (a)	3,784,628	22,177,920
Goosehead Insurance, Inc. Class A (a) (b)	193,062	14,388,911
HCI Group, Inc. (b)	48,566	2,636,648
Horace Mann Educators Corp.	329,866	9,691,463
James River Group Holdings Ltd.	320,092	4,913,412
Lincoln National Corp. (b)	1,384,779	34,190,193
Mercury General Corp.	215,359	6,036,513
Palomar Holdings, Inc. (a)	199,793	10,139,495
ProAssurance Corp.	420,559	7,944,360
Security Description	Shares	Value
Safety Insurance Group, Inc.	119,509	$8,149,319
SiriusPoint Ltd. (a)	730,322	7,427,375
Stewart Information Services Corp. (b)	220,909	9,675,814
Trupanion, Inc. (a) (b)	287,429	8,105,498
United Fire Group, Inc. (b)	185,589	3,665,383
		224,554,434
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	700,956	12,280,749
Cars.com, Inc. (a) (b)	499,385	8,419,631
QuinStreet, Inc. (a)	439,957	3,946,414
Shutterstock, Inc. (b)	195,294	7,430,937
TripAdvisor, Inc. (a) (b)	869,627	14,418,416
Yelp, Inc. (a)	561,377	23,347,669
		69,843,816
IT SERVICES — 0.2%
Perficient, Inc. (a) (b)	281,193	16,269,827
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	143,102	7,458,476
Vista Outdoor, Inc. (a)	468,540	15,518,045
		22,976,521
LIFE SCIENCES TOOLS & SERVICES — 0.4%
BioLife Solutions, Inc. (a)	297,177	4,104,014
Cytek Biosciences, Inc. (a) (b)	804,011	4,438,141
Fortrea Holdings, Inc. (a)	724,189	20,704,563
Mesa Laboratories, Inc.	42,855	4,502,775
		33,749,493
MACHINERY — 5.0%
3D Systems Corp. (a) (b)	1,119,752	5,497,982
Alamo Group, Inc.	83,391	14,414,968
Albany International Corp. Class A	254,793	21,983,540
Astec Industries, Inc.	183,768	8,657,310
Barnes Group, Inc.	409,036	13,894,953
CIRCOR International, Inc. (a)	164,657	9,179,628
Enerpac Tool Group Corp.	453,208	11,978,287
EnPro Industries, Inc. (b)	170,888	20,709,917
ESCO Technologies, Inc.	210,651	22,000,390
Federal Signal Corp.	498,011	29,746,197
Franklin Electric Co., Inc.	324,792	28,981,190
Greenbrier Cos., Inc.	249,517	9,980,680
Hillenbrand, Inc.	571,247	24,169,461
John Bean Technologies Corp.	260,100	27,346,914
Kennametal, Inc. (b)	643,904	16,020,332
Lindsay Corp. (b)	89,008	10,474,461
Mueller Industries, Inc. (b)	463,444	34,832,451
Proto Labs, Inc. (a)	211,518	5,584,075
SPX Technologies, Inc. (a)	372,245	30,300,743
Standex International Corp.	95,659	13,936,560
Tennant Co.	150,158	11,134,216
Titan International, Inc. (a)	434,499	5,835,322
Trinity Industries, Inc.	661,253	16,101,511

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Wabash National Corp. (b)	379,698	$8,019,222
		400,780,310
MARINE TRANSPORTATION — 0.3%
Matson, Inc.	288,289	25,577,000
MEDIA — 0.6%
AMC Networks, Inc. Class A (a)	248,519	2,927,554
DISH Network Corp. Class A (a) (b)	2,004,660	11,747,308
EW Scripps Co. Class A (a)	491,644	2,694,209
John Wiley & Sons, Inc. Class A	343,854	12,781,053
Scholastic Corp. (b)	225,175	8,588,174
TechTarget, Inc. (a) (b)	204,491	6,208,347
Thryv Holdings, Inc. (a)	246,833	4,633,055
		49,579,700
METALS & MINING — 1.9%
ATI, Inc. (a) (b)	1,049,009	43,166,720
Carpenter Technology Corp.	396,558	26,652,663
Century Aluminum Co. (a) (b)	432,524	3,109,848
Compass Minerals International, Inc. (b)	272,470	7,615,536
Ferroglobe PLC (a) (d)	5,429	—
Haynes International, Inc. (b)	108,917	5,066,819
Kaiser Aluminum Corp. (b)	129,409	9,739,321
Materion Corp.	166,758	16,994,308
Olympic Steel, Inc.	80,136	4,504,445
SunCoke Energy, Inc.	678,618	6,887,973
TimkenSteel Corp. (a)	312,368	6,784,633
Warrior Met Coal, Inc.	425,167	21,717,530
		152,239,796
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.0%
Apollo Commercial Real Estate Finance, Inc. REIT	1,050,474	10,641,302
Arbor Realty Trust, Inc. REIT (b)	1,524,110	23,135,990
ARMOUR Residential REIT, Inc. (b)	1,844,283	7,838,203
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,406,789	30,597,661
Ellington Financial, Inc. REIT (b)	544,635	6,791,598
Franklin BSP Realty Trust, Inc. REIT	664,120	8,792,949
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	876,005	18,571,306
Invesco Mortgage Capital, Inc. REIT (b)	348,638	3,489,866
KKR Real Estate Finance Trust, Inc. REIT (b)	493,914	5,862,759
New York Mortgage Trust, Inc. REIT	737,203	6,258,853
PennyMac Mortgage Investment Trust REIT	700,828	8,690,267
Ready Capital Corp. REIT (b)	1,276,260	12,902,989
Redwood Trust, Inc. REIT (b)	922,413	6,576,805
Security Description	Shares	Value
Two Harbors Investment Corp. REIT (b)	776,842	$10,285,388
		160,435,936
MULTI-UTILITIES — 0.3%
Avista Corp.	625,585	20,250,187
Unitil Corp.	130,361	5,567,718
		25,817,905
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,390,191	6,311,467
Douglas Emmett, Inc. REIT (b)	1,346,967	17,187,299
Easterly Government Properties, Inc. REIT (b)	754,653	8,625,684
Highwoods Properties, Inc. REIT	864,658	17,820,602
Hudson Pacific Properties, Inc. REIT (b)	1,024,665	6,814,022
JBG SMITH Properties REIT (b)	760,393	10,995,283
SL Green Realty Corp. REIT (b)	526,501	19,638,487
		87,392,844
OIL, GAS & CONSUMABLE FUELS — 2.9%
California Resources Corp.	529,247	29,643,124
Callon Petroleum Co. (a) (b)	457,128	17,882,847
Comstock Resources, Inc. (b)	742,347	8,188,087
CONSOL Energy, Inc.	235,202	24,675,042
CVR Energy, Inc. (b)	235,613	8,017,910
Dorian LPG Ltd.	271,953	7,813,210
Green Plains, Inc. (a) (b)	480,836	14,473,164
Northern Oil & Gas, Inc. (b)	683,714	27,505,814
Par Pacific Holdings, Inc. (a)	453,806	16,309,788
REX American Resources Corp. (a)	127,781	5,203,242
SM Energy Co.	968,344	38,394,840
Talos Energy, Inc. (a) (b)	811,738	13,344,973
Vital Energy, Inc. (a) (b)	135,176	7,491,454
World Kinect Corp.	486,369	10,909,257
		229,852,752
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	141,442	5,127,273
Mercer International, Inc. (b)	366,868	3,147,727
Sylvamo Corp. (b)	287,532	12,634,156
		20,909,156
PASSENGER AIRLINES — 0.5%
Allegiant Travel Co.	122,190	9,391,523
Hawaiian Holdings, Inc. (a) (b)	441,105	2,792,195
JetBlue Airways Corp. (a)	2,692,015	12,383,269
SkyWest, Inc. (a)	339,787	14,250,667
Sun Country Airlines Holdings, Inc. (a) (b)	333,648	4,951,336
		43,768,990
PERSONAL CARE PRODUCTS — 1.3%
Edgewell Personal Care Co. (b)	410,417	15,169,012
elf Beauty, Inc. (a)	444,177	48,783,960
Inter Parfums, Inc.	146,271	19,650,046

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Medifast, Inc. (b)	87,908	$6,579,914
Nu Skin Enterprises, Inc. Class A	403,497	8,558,171
USANA Health Sciences, Inc. (a)	95,183	5,578,676
		104,319,779
PHARMACEUTICALS — 1.5%
Amphastar Pharmaceuticals, Inc. (a) (b)	307,822	14,156,734
ANI Pharmaceuticals, Inc. (a)	129,395	7,512,674
Collegium Pharmaceutical, Inc. (a) (b)	290,728	6,497,771
Corcept Therapeutics, Inc. (a)	737,318	20,088,229
Harmony Biosciences Holdings, Inc. (a) (b)	271,435	8,894,925
Innoviva, Inc. (a)	462,784	6,011,564
Ligand Pharmaceuticals, Inc. (a)	131,887	7,902,669
Pacira BioSciences, Inc. (a)	375,028	11,505,859
Phibro Animal Health Corp. Class A	176,874	2,258,681
Prestige Consumer Healthcare, Inc. (a)	404,827	23,152,056
Supernus Pharmaceuticals, Inc. (a)	441,000	12,158,370
		120,139,532
PROFESSIONAL SERVICES — 1.2%
CSG Systems International, Inc. (b)	245,673	12,558,804
Forrester Research, Inc. (a)	94,183	2,721,889
Heidrick & Struggles International, Inc.	173,090	4,330,712
Kelly Services, Inc. Class A	259,847	4,726,617
Korn Ferry	438,037	20,780,475
NV5 Global, Inc. (a)	102,734	9,886,093
Resources Connection, Inc.	267,668	3,990,930
TrueBlue, Inc. (a)	263,499	3,865,530
TTEC Holdings, Inc.	160,603	4,211,010
Verra Mobility Corp. (a) (b)	1,385,889	25,916,124
		92,988,184
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	895,417	5,757,531
Cushman & Wakefield PLC (a) (b)	1,396,696	10,642,824
eXp World Holdings, Inc. (b)	629,547	10,223,843
Kennedy-Wilson Holdings, Inc. (b)	957,123	14,107,993
Marcus & Millichap, Inc. (b)	192,701	5,653,847
St. Joe Co.	291,393	15,831,382
		62,217,420
RESIDENTIAL REITs — 0.4%
Centerspace REIT	120,745	7,276,094
Elme Communities REIT	709,404	9,676,270
NexPoint Residential Trust, Inc. REIT	184,656	5,942,230
Security Description	Shares	Value
Veris Residential, Inc. REIT	647,092	$10,677,018
		33,571,612
RETAIL REITs — 1.9%
Acadia Realty Trust REIT	768,961	11,034,590
Getty Realty Corp. REIT	382,147	10,596,936
Macerich Co. REIT (b)	1,760,214	19,203,935
Phillips Edison & Co., Inc. REIT (b)	958,474	32,147,218
Regency Centers Corp. REIT	78	4,636
Retail Opportunity Investments Corp. REIT	1,017,951	12,602,233
RPT Realty REIT	644,771	6,808,782
Saul Centers, Inc. REIT	107,485	3,790,996
SITE Centers Corp. REIT	1,472,155	18,151,671
Tanger Factory Outlet Centers, Inc. REIT	860,050	19,437,130
Urban Edge Properties REIT	950,349	14,502,326
Whitestone REIT	388,607	3,742,286
		152,022,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Alpha & Omega Semiconductor Ltd. (a)	189,408	5,651,935
Axcelis Technologies, Inc. (a)	267,762	43,658,594
CEVA, Inc. (a)	196,692	3,813,858
Cohu, Inc. (a)	384,546	13,243,764
Diodes, Inc. (a)	373,619	29,456,122
FormFactor, Inc. (a)	634,728	22,177,396
Ichor Holdings Ltd. (a) (b)	236,333	7,316,870
Kulicke & Soffa Industries, Inc. (b)	461,572	22,446,246
MaxLinear, Inc. (a)	595,571	13,251,455
Onto Innovation, Inc. (a)	400,255	51,040,518
PDF Solutions, Inc. (a)	255,338	8,272,951
Photronics, Inc. (a)	505,020	10,206,454
Rambus, Inc. (a)	890,160	49,662,026
Semtech Corp. (a) (b)	516,722	13,305,592
SiTime Corp. (a) (b)	139,512	15,939,246
SMART Global Holdings, Inc. (a) (b)	405,835	9,882,082
Ultra Clean Holdings, Inc. (a)	361,164	10,715,736
Veeco Instruments, Inc. (a)	455,155	12,794,407
		342,835,252
SOFTWARE — 2.7%
A10 Networks, Inc.	572,507	8,604,780
Adeia, Inc.	862,395	9,210,379
Agilysys, Inc. (a)	163,879	10,842,235
Alarm.com Holdings, Inc. (a)	407,649	24,923,660
Cerence, Inc. (a) (b)	325,721	6,634,937
Consensus Cloud Solutions, Inc. (a)	148,786	3,746,431
Digital Turbine, Inc. (a) (b)	768,962	4,652,220
DoubleVerify Holdings, Inc. (a)	1,025,274	28,656,408
Ebix, Inc. (b)	197,527	1,951,567
InterDigital, Inc. (b)	216,058	17,336,494

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	534,695	$15,420,604
N-able, Inc. (a)	574,790	7,414,791
OneSpan, Inc. (a)	298,121	3,204,801
Progress Software Corp. (b)	354,670	18,648,548
SPS Commerce, Inc. (a)	298,939	51,001,983
Xperi, Inc. (a)	357,042	3,520,434
		215,770,272
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	740,088	16,422,553
Outfront Media, Inc. REIT	1,173,270	11,850,027
Safehold, Inc. REIT (b)	361,687	6,438,028
Uniti Group, Inc. REIT	1,928,090	9,100,585
		43,811,193
SPECIALTY RETAIL — 4.8%
Abercrombie & Fitch Co. Class A (a) (b)	409,210	23,067,168
Academy Sports & Outdoors, Inc. (b)	624,337	29,512,410
Advance Auto Parts, Inc. (b)	485,555	27,157,091
American Eagle Outfitters, Inc.	1,516,457	25,188,351
America's Car-Mart, Inc. (a) (b)	49,062	4,464,151
Asbury Automotive Group, Inc. (a) (b)	167,847	38,616,559
Boot Barn Holdings, Inc. (a)	245,267	19,913,228
Buckle, Inc. (b)	240,564	8,032,432
Caleres, Inc. (b)	275,468	7,922,460
Chico's FAS, Inc. (a)	1,049,947	7,853,604
Designer Brands, Inc. Class A (b)	423,497	5,361,472
Foot Locker, Inc. (b)	660,068	11,452,180
Group 1 Automotive, Inc.	114,688	30,817,812
Guess?, Inc.	220,531	4,772,291
Haverty Furniture Cos., Inc. (b)	115,579	3,326,364
Hibbett, Inc.	108,073	5,134,548
Leslie's, Inc. (a) (b)	1,486,442	8,413,262
MarineMax, Inc. (a) (b)	161,059	5,285,956
Monro, Inc. (b)	253,820	7,048,581
National Vision Holdings, Inc. (a) (b)	631,387	10,215,842
ODP Corp. (a)	273,553	12,624,471
Sally Beauty Holdings, Inc. (a) (b)	870,644	7,295,997
Shoe Carnival, Inc. (b)	141,528	3,400,918
Signet Jewelers Ltd. (b)	370,924	26,636,052
Sleep Number Corp. (a)	170,443	4,191,193
Sonic Automotive, Inc. Class A (b)	128,652	6,144,419
Upbound Group, Inc. (b)	370,798	10,920,001
Urban Outfitters, Inc. (a)	456,794	14,932,596
Victoria's Secret & Co. (a) (b)	623,197	10,394,926
		380,096,335
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Avid Technology, Inc. (a)	284,356	7,640,646
Security Description	Shares	Value
Corsair Gaming, Inc. (a)	348,094	$5,057,806
Xerox Holdings Corp. (b)	913,866	14,338,557
		27,037,009
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
G-III Apparel Group Ltd. (a)	327,796	8,168,676
Hanesbrands, Inc. (b)	2,826,388	11,192,497
Kontoor Brands, Inc. (b)	403,483	17,716,939
Movado Group, Inc.	130,418	3,566,932
Oxford Industries, Inc.	119,377	11,475,711
Steven Madden Ltd.	579,008	18,395,084
Wolverine World Wide, Inc.	676,872	5,455,588
		75,971,427
TOBACCO — 0.3%
Universal Corp.	199,037	9,396,537
Vector Group Ltd.	1,070,744	11,392,716
		20,789,253
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	315,238	48,738,947
Boise Cascade Co.	323,203	33,302,837
DXP Enterprises, Inc. (a) (b)	110,796	3,871,212
GMS, Inc. (a)	333,209	21,315,380
NOW, Inc. (a)	862,097	10,233,091
Veritiv Corp.	110,806	18,715,134
		136,176,601
WATER UTILITIES — 0.9%
American States Water Co.	302,119	23,770,723
California Water Service Group	471,645	22,313,525
Middlesex Water Co.	143,363	9,497,798
SJW Group	235,089	14,131,200
		69,713,246
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	499,091	5,954,156
Shenandoah Telecommunications Co. (b)	406,071	8,369,123
Telephone & Data Systems, Inc. (b)	790,916	14,481,672
		28,804,951
TOTAL COMMON STOCKS (Cost $8,106,392,921)		7,985,970,593
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	8,050,624	8,052,235

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	735,642,662	$735,642,662
TOTAL SHORT-TERM INVESTMENTS (Cost $743,694,892)		743,694,897
TOTAL INVESTMENTS — 109.1% (Cost $8,850,087,813)		8,729,665,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(727,953,326)
NET ASSETS — 100.0%		$8,001,712,164
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	112	12/15/2023	$10,341,722	$10,072,160	$(269,562)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,985,967,241	$3,352	$0(a)	$7,985,970,593
Short-Term Investments	743,694,897	—	—	743,694,897
TOTAL INVESTMENTS	$8,729,662,138	$3,352	$0	$8,729,665,490
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(269,562)	$—	$—	$(269,562)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(269,562)	$—	$—	$(269,562)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,663,221	$4,664,154	$48,132,087	$44,744,457	$446	$5	8,050,624	$8,052,235	$75,864
State Street Navigator Securities Lending Portfolio II	658,928,677	658,928,677	792,212,916	715,498,931	—	—	735,642,662	735,642,662	644,873
Total		$663,592,831	$840,345,003	$760,243,388	$446	$5		$743,694,897	$720,737
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	5,666	$337,297
AeroVironment, Inc. (a)	3,372	376,079
Axon Enterprise, Inc. (a)	10,613	2,111,881
Boeing Co. (a)	93,518	17,925,530
BWX Technologies, Inc.	15,068	1,129,799
Curtiss-Wright Corp.	7,139	1,396,603
General Dynamics Corp.	37,681	8,326,370
Hexcel Corp.	14,124	920,037
Howmet Aerospace, Inc.	64,323	2,974,939
Huntington Ingalls Industries, Inc.	6,922	1,416,103
Kaman Corp.	4,612	90,626
L3Harris Technologies, Inc.	31,014	5,400,158
Lockheed Martin Corp.	36,806	15,052,182
Mercury Systems, Inc. (a)	8,910	330,472
Moog, Inc. Class A	4,838	546,500
National Presto Industries, Inc.	108	7,826
Northrop Grumman Corp.	23,303	10,257,747
RTX Corp.	238,773	17,184,493
Textron, Inc.	32,510	2,540,331
TransDigm Group, Inc. (a)	9,079	7,654,777
Triumph Group, Inc. (a)	10,891	83,425
Woodward, Inc.	9,508	1,181,464
		97,244,639
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	19,118	1,646,633
Expeditors International of Washington, Inc.	24,295	2,784,936
FedEx Corp.	37,974	10,060,072
Forward Air Corp.	4,716	324,178
GXO Logistics, Inc. (a)	15,755	924,031
Hub Group, Inc. Class A (a)	5,466	429,299
United Parcel Service, Inc. Class B	118,564	18,480,571
		34,649,720
AUTOMOBILE COMPONENTS — 0.2%
Adient PLC (a) (b)	14,646	537,508
American Axle & Manufacturing Holdings, Inc. (a)	15,403	111,826
Aptiv PLC (a)	43,499	4,288,566
Autoliv, Inc.	12,785	1,233,497
BorgWarner, Inc.	39,644	1,600,428
Dana, Inc.	25,023	367,087
Dorman Products, Inc. (a)	4,864	368,497
Fox Factory Holding Corp. (a)	6,050	599,434
Gentex Corp.	40,344	1,312,794
Gentherm, Inc. (a)	5,297	287,415
Goodyear Tire & Rubber Co. (a)	46,016	571,979
LCI Industries	4,408	517,587
Lear Corp.	9,226	1,238,129
Patrick Industries, Inc.	3,161	237,265
Phinia, Inc.	7,917	212,097
Standard Motor Products, Inc.	2,601	87,446
Security Description	Shares	Value
Visteon Corp. (a)	4,699	$648,791
XPEL, Inc. (a) (b)	2,400	185,064
		14,405,410
AUTOMOBILES — 2.0%
Ford Motor Co.	638,267	7,927,276
General Motors Co.	225,671	7,440,373
Harley-Davidson, Inc.	25,091	829,508
Tesla, Inc. (a)	452,989	113,346,908
Thor Industries, Inc. (b)	8,823	839,332
Winnebago Industries, Inc.	5,441	323,467
		130,706,864
BANKS — 4.0%
Ameris Bancorp	9,181	352,459
Associated Banc-Corp.	26,074	446,126
Atlantic Union Bankshares Corp.	12,385	356,440
Axos Financial, Inc. (a)	9,048	342,557
Banc of California, Inc.	8,659	107,198
BancFirst Corp.	2,891	250,736
Bancorp, Inc. (a)	8,590	296,355
Bank of America Corp.	1,134,121	31,052,233
Bank of Hawaii Corp. (b)	6,823	339,035
Bank of New York Mellon Corp.	131,292	5,599,604
Bank OZK	19,821	734,764
BankUnited, Inc.	14,900	338,230
Banner Corp.	5,214	220,969
Berkshire Hills Bancorp, Inc.	7,384	148,049
Brookline Bancorp, Inc.	13,929	126,893
Cadence Bank	28,515	605,088
Capitol Federal Financial, Inc.	21,589	102,980
Cathay General Bancorp	12,260	426,158
Central Pacific Financial Corp.	5,508	91,873
Citigroup, Inc.	315,276	12,967,302
Citizens Financial Group, Inc.	80,540	2,158,472
City Holding Co. (b)	2,780	251,173
Columbia Banking System, Inc.	31,640	642,292
Comerica, Inc.	22,835	948,794
Commerce Bancshares, Inc.	19,169	919,729
Community Bank System, Inc.	8,808	371,786
Cullen/Frost Bankers, Inc.	9,546	870,691
Customers Bancorp, Inc. (a)	5,569	191,852
CVB Financial Corp. (b)	20,295	336,288
Dime Community Bancshares, Inc.	5,461	109,002
Eagle Bancorp, Inc.	5,670	121,622
East West Bancorp, Inc.	23,495	1,238,421
FB Financial Corp.	3,311	93,900
Fifth Third Bancorp	115,458	2,924,551
First BanCorp (c)	35,551	478,516
First BanCorp (c)	1,515	42,632
First Commonwealth Financial Corp.	16,628	203,028
First Financial Bancorp	14,622	286,591
First Financial Bankshares, Inc. (b)	22,915	575,625

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
First Hawaiian, Inc.	21,756	$392,696
First Horizon Corp.	79,695	878,239
FNB Corp.	54,333	586,253
Fulton Financial Corp.	27,481	332,795
Glacier Bancorp, Inc.	14,912	424,992
Goldman Sachs Group, Inc.	54,101	17,505,461
Hancock Whitney Corp.	15,044	556,478
Hanmi Financial Corp.	5,568	90,369
Heritage Financial Corp.	5,462	89,085
Hilltop Holdings, Inc.	9,874	280,027
Home BancShares, Inc.	26,193	548,481
Hope Bancorp, Inc.	22,058	195,213
Huntington Bancshares, Inc.	239,375	2,489,500
Independent Bank Corp.	6,149	301,854
Independent Bank Group, Inc.	5,804	229,548
International Bancshares Corp.	9,051	392,270
JPMorgan Chase & Co.	476,768	69,140,895
KeyCorp	158,052	1,700,640
Lakeland Financial Corp.	4,212	199,902
M&T Bank Corp.	29,181	3,689,937
Morgan Stanley	209,260	17,090,264
National Bank Holdings Corp. Class A	5,746	171,001
NBT Bancorp, Inc.	8,163	258,685
New York Community Bancorp, Inc.	111,980	1,269,853
Northern Trust Corp.	34,042	2,365,238
Northfield Bancorp, Inc.	8,481	80,145
Northwest Bancshares, Inc.	18,411	188,345
OFG Bancorp	7,798	232,848
Old National Bancorp	47,032	683,845
Pacific Premier Bancorp, Inc.	16,114	350,641
PacWest Bancorp	19,968	157,947
Park National Corp. (b)	2,391	225,997
Pathward Financial, Inc.	5,622	259,118
Pinnacle Financial Partners, Inc.	12,120	812,525
PNC Financial Services Group, Inc.	65,302	8,017,127
Preferred Bank	2,341	145,727
Prosperity Bancshares, Inc.	14,993	818,318
Provident Financial Services, Inc.	11,710	179,046
Regions Financial Corp.	158,500	2,726,200
Renasant Corp.	9,408	246,396
S&T Bancorp, Inc.	6,235	168,844
Seacoast Banking Corp. of Florida	6,945	152,512
ServisFirst Bancshares, Inc. (b)	7,745	404,057
Simmons First National Corp. Class A	18,963	321,613
Southside Bancshares, Inc.	5,438	156,071
SouthState Corp.	12,485	840,990
State Street Corp.	52,275	3,500,334
Stellar Bancorp, Inc.	3,964	84,512
Synovus Financial Corp.	24,570	683,046
Texas Capital Bancshares, Inc. (a)	8,255	486,220
Security Description	Shares	Value
Tompkins Financial Corp.	2,063	$101,066
Triumph Financial, Inc. (a)	3,291	213,224
Truist Financial Corp.	220,017	6,294,686
TrustCo Bank Corp.	3,167	86,427
Trustmark Corp.	10,885	236,531
U.S. Bancorp	255,395	8,443,359
UMB Financial Corp.	5,932	368,081
United Bankshares, Inc.	18,575	512,484
United Community Banks, Inc.	13,013	330,660
Valley National Bancorp	64,777	554,491
Veritex Holdings, Inc.	6,069	108,939
Washington Federal, Inc.	12,692	325,169
Webster Financial Corp.	30,202	1,217,443
Wells Fargo & Co.	600,247	24,526,092
Westamerica BanCorp	3,570	154,403
Wintrust Financial Corp.	9,060	684,030
WSFS Financial Corp.	8,382	305,943
Zions Bancorp NA	26,343	919,107
		256,154,249
BEVERAGES — 1.5%
Boston Beer Co., Inc. Class A (a)	1,667	649,346
Brown-Forman Corp. Class B	30,109	1,736,988
Celsius Holdings, Inc. (a)	8,120	1,393,392
Coca-Cola Co.	638,442	35,739,983
Coca-Cola Consolidated, Inc.	486	309,252
Constellation Brands, Inc. Class A	26,455	6,648,935
Keurig Dr Pepper, Inc.	165,048	5,210,565
MGP Ingredients, Inc. (b)	2,672	281,843
Molson Coors Beverage Co. Class B	31,445	1,999,588
Monster Beverage Corp. (a)	121,119	6,413,251
National Beverage Corp. (a)	4,550	213,941
PepsiCo, Inc.	225,478	38,204,992
		98,802,076
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	289,583	43,165,242
Amgen, Inc.	87,813	23,600,622
Arcus Biosciences, Inc. (a)	7,621	136,797
Arrowhead Pharmaceuticals, Inc. (a)	15,941	428,335
Avid Bioservices, Inc. (a) (b)	9,932	93,758
Biogen, Inc. (a)	23,783	6,112,469
Catalyst Pharmaceuticals, Inc. (a)	15,708	183,627
Cytokinetics, Inc. (a)	18,182	535,642
Dynavax Technologies Corp. (a) (b)	18,421	272,078
Exelixis, Inc. (a)	51,472	1,124,663
Gilead Sciences, Inc.	204,978	15,361,051
Halozyme Therapeutics, Inc. (a)	21,276	812,743
Incyte Corp. (a)	30,414	1,757,017
Ironwood Pharmaceuticals, Inc. (a)	2,665	25,664

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
iTeos Therapeutics, Inc. (a)	3,321	$36,365
Moderna, Inc. (a)	56,811	5,868,008
Myriad Genetics, Inc. (a)	13,349	214,118
Neurocrine Biosciences, Inc. (a)	15,240	1,714,500
Regeneron Pharmaceuticals, Inc. (a)	17,768	14,622,353
REGENXBIO, Inc. (a)	5,734	94,382
United Therapeutics Corp. (a)	7,327	1,654,949
Vericel Corp. (a)	12,198	408,877
Vertex Pharmaceuticals, Inc. (a)	42,287	14,704,881
Vir Biotechnology, Inc. (a)	12,067	113,068
Xencor, Inc. (a)	9,385	189,108
		133,230,317
BROADLINE RETAIL — 3.1%
Amazon.com, Inc. (a)	1,489,506	189,346,003
eBay, Inc.	86,460	3,812,021
Etsy, Inc. (a)	20,044	1,294,442
Kohl's Corp. (b)	25,296	530,204
Macy's, Inc. (b)	50,822	590,043
Nordstrom, Inc. (b)	17,962	268,352
Ollie's Bargain Outlet Holdings, Inc. (a)	8,920	688,446
		196,529,511
BUILDING PRODUCTS — 0.7%
A O Smith Corp.	22,283	1,473,575
AAON, Inc.	9,339	531,109
Advanced Drainage Systems, Inc.	10,375	1,180,986
Allegion PLC	14,892	1,551,746
American Woodmark Corp. (a)	2,720	205,659
Apogee Enterprises, Inc.	5,313	250,136
AZZ, Inc.	5,158	235,102
Builders FirstSource, Inc. (a)	20,158	2,509,469
Carlisle Cos., Inc.	8,635	2,238,710
Carrier Global Corp.	137,436	7,586,467
Fortune Brands Innovations, Inc.	22,790	1,416,626
Gibraltar Industries, Inc. (a)	5,282	356,588
Griffon Corp.	8,078	320,454
Hayward Holdings, Inc. (a)	20,600	290,460
Insteel Industries, Inc.	2,813	91,310
Johnson Controls International PLC	111,625	5,939,566
Lennox International, Inc.	5,531	2,071,028
Masco Corp.	36,881	1,971,289
Masterbrand, Inc. (a)	22,794	276,947
Owens Corning	14,706	2,006,046
PGT Innovations, Inc. (a)	8,986	249,362
Quanex Building Products Corp.	5,451	153,555
Resideo Technologies, Inc. (a)	7,594	119,985
Simpson Manufacturing Co., Inc.	6,879	1,030,543
Trane Technologies PLC	37,439	7,596,748
Trex Co., Inc. (a)	19,205	1,183,604
Security Description	Shares	Value
UFP Industries, Inc.	10,140	$1,038,336
		43,875,406
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	7,538	982,503
Ameriprise Financial, Inc.	16,878	5,564,339
Artisan Partners Asset Management, Inc. Class A	11,190	418,730
Avantax, Inc. (a)	8,224	210,370
B Riley Financial, Inc. (b)	2,819	115,551
BlackRock, Inc.	23,033	14,890,604
Blackstone, Inc.	116,436	12,474,953
Brightsphere Investment Group, Inc.	4,596	89,116
Cboe Global Markets, Inc.	17,911	2,797,877
Charles Schwab Corp.	243,947	13,392,690
CME Group, Inc.	58,711	11,755,116
Donnelley Financial Solutions, Inc. (a)	5,223	293,950
Evercore, Inc. Class A	6,140	846,583
FactSet Research Systems, Inc.	6,545	2,861,867
Federated Hermes, Inc.	15,541	526,374
Franklin Resources, Inc.	45,630	1,121,585
Interactive Brokers Group, Inc. Class A	17,587	1,522,331
Intercontinental Exchange, Inc.	91,668	10,085,313
Invesco Ltd.	62,575	908,589
Janus Henderson Group PLC	24,931	643,718
Jefferies Financial Group, Inc.	33,722	1,235,237
MarketAxess Holdings, Inc.	6,451	1,378,192
Moelis & Co. Class A	10,915	492,594
Moody's Corp.	26,551	8,394,630
Morningstar, Inc. (b)	4,314	1,010,511
MSCI, Inc.	13,278	6,812,676
Nasdaq, Inc.	57,402	2,789,163
Piper Sandler Cos.	2,376	345,257
Raymond James Financial, Inc.	30,436	3,056,688
S&P Global, Inc.	53,375	19,503,759
SEI Investments Co.	19,631	1,182,375
Stifel Financial Corp.	17,088	1,049,887
StoneX Group, Inc. (a)	2,723	263,913
T Rowe Price Group, Inc.	36,864	3,865,928
Virtus Investment Partners, Inc.	850	171,692
WisdomTree, Inc.	19,434	136,038
		133,190,699
CHEMICALS — 1.7%
AdvanSix, Inc.	5,421	168,485
Air Products & Chemicals, Inc.	36,239	10,270,133
Albemarle Corp.	19,509	3,317,310
American Vanguard Corp.	4,493	49,108
Ashland, Inc.	9,092	742,635
Avient Corp.	13,166	465,023
Axalta Coating Systems Ltd. (a)	36,455	980,640
Balchem Corp.	5,258	652,202
Cabot Corp.	9,391	650,515
Celanese Corp.	16,465	2,066,687

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
CF Industries Holdings, Inc.	31,661	$2,714,614
Chemours Co.	26,551	744,756
Corteva, Inc.	120,953	6,187,955
Dow, Inc.	115,338	5,946,827
DuPont de Nemours, Inc.	75,754	5,650,491
Eastman Chemical Co.	22,250	1,707,020
Ecolab, Inc.	40,815	6,914,061
FMC Corp.	21,068	1,410,924
Hawkins, Inc.	3,679	216,509
HB Fuller Co.	8,712	597,730
Ingevity Corp. (a)	6,733	320,558
Innospec, Inc.	4,224	431,693
International Flavors & Fragrances, Inc.	40,319	2,748,546
Koppers Holdings, Inc.	2,891	114,339
Linde PLC	80,011	29,792,096
Livent Corp. (a) (b)	24,979	459,863
LyondellBasell Industries NV Class A	41,941	3,971,813
Mativ Holdings, Inc. (b)	9,310	132,761
Minerals Technologies, Inc.	5,488	300,523
Mosaic Co.	56,680	2,017,808
NewMarket Corp.	737	335,364
Olin Corp.	24,337	1,216,363
PPG Industries, Inc.	38,607	5,011,189
Quaker Chemical Corp.	2,233	357,280
RPM International, Inc.	21,671	2,054,628
Scotts Miracle-Gro Co. (b)	6,783	350,545
Sensient Technologies Corp.	7,132	417,079
Sherwin-Williams Co.	38,474	9,812,794
Stepan Co.	2,895	217,038
Westlake Corp.	5,624	701,144
		112,217,049
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	10,736	429,547
Brady Corp. Class A	8,118	445,841
Brink's Co.	8,212	596,520
Cintas Corp.	14,200	6,830,342
Clean Harbors, Inc. (a)	8,140	1,362,310
Copart, Inc. (a)	136,028	5,861,447
CoreCivic, Inc. REIT (a)	22,866	257,242
Deluxe Corp.	8,376	158,223
Enviri Corp. (a)	13,857	100,048
GEO Group, Inc. (a) (b)	22,961	187,821
Healthcare Services Group, Inc.	12,150	126,724
HNI Corp.	7,199	249,301
Interface, Inc.	11,009	107,998
Liquidity Services, Inc. (a)	4,472	78,797
Matthews International Corp. Class A	5,536	215,406
MillerKnoll, Inc.	10,552	257,996
MSA Safety, Inc.	5,622	886,308
OPENLANE, Inc. (a)	21,009	313,454
Pitney Bowes, Inc.	28,416	85,816
Republic Services, Inc.	34,303	4,888,521
Rollins, Inc.	46,086	1,720,390
Security Description	Shares	Value
Stericycle, Inc. (a)	14,827	$662,915
Tetra Tech, Inc.	9,117	1,386,058
UniFirst Corp.	2,495	406,710
Viad Corp. (a)	2,901	76,006
Waste Management, Inc.	60,438	9,213,169
		36,904,910
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN Holdings, Inc. (b)	8,829	72,663
Arista Networks, Inc. (a)	41,006	7,542,234
Calix, Inc. (a)	9,064	415,494
Ciena Corp. (a)	25,323	1,196,765
Cisco Systems, Inc.	668,519	35,939,581
Clearfield, Inc. (a) (b)	1,881	53,909
Digi International, Inc. (a)	5,073	136,971
Extreme Networks, Inc. (a)	20,949	507,175
F5, Inc. (a)	10,162	1,637,505
Harmonic, Inc. (a)	21,311	205,225
Juniper Networks, Inc.	53,807	1,495,297
Lumentum Holdings, Inc. (a)	12,453	562,627
Motorola Solutions, Inc.	27,487	7,483,061
NetScout Systems, Inc. (a)	11,674	327,105
Viasat, Inc. (a) (b)	9,567	176,607
Viavi Solutions, Inc. (a)	37,875	346,177
		58,098,396
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	24,645	2,046,521
Arcosa, Inc.	7,801	560,892
Comfort Systems USA, Inc.	5,590	952,592
Dycom Industries, Inc. (a)	5,234	465,826
EMCOR Group, Inc.	7,752	1,630,943
Fluor Corp. (a)	20,991	770,370
Granite Construction, Inc.	8,467	321,915
MasTec, Inc. (a)	9,470	681,556
MDU Resources Group, Inc.	33,598	657,849
MYR Group, Inc. (a)	2,675	360,483
Quanta Services, Inc.	23,136	4,328,051
Valmont Industries, Inc.	2,623	630,071
		13,407,069
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,917	1,151,819
Knife River Corp. (a)	8,348	407,633
Martin Marietta Materials, Inc.	10,171	4,174,992
Vulcan Materials Co.	20,974	4,237,167
		9,971,611
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	44,526	1,187,954
American Express Co.	95,462	14,241,976
Bread Financial Holdings, Inc.	6,967	238,271
Capital One Financial Corp.	62,533	6,068,828
Discover Financial Services	40,923	3,545,159
Encore Capital Group, Inc. (a)	5,316	253,892
Enova International, Inc. (a)	4,488	228,304
EZCORP, Inc. Class A (a) (b)	8,935	73,714
FirstCash Holdings, Inc.	6,952	697,842

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Green Dot Corp. Class A (a)	8,705	$121,261
Navient Corp.	9,662	166,379
PRA Group, Inc. (a)	7,595	145,900
PROG Holdings, Inc. (a)	3,575	118,726
SLM Corp.	49,145	669,355
Synchrony Financial	68,601	2,097,132
World Acceptance Corp. (a) (b)	478	60,735
		29,915,428
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Andersons, Inc.	5,346	275,372
BJ's Wholesale Club Holdings, Inc. (a)	21,215	1,514,115
Casey's General Stores, Inc.	5,606	1,522,141
Chefs' Warehouse, Inc. (a)	3,447	73,007
Costco Wholesale Corp.	72,945	41,211,007
Dollar General Corp.	37,648	3,983,158
Dollar Tree, Inc. (a)	35,260	3,753,427
Grocery Outlet Holding Corp. (a)	11,921	343,921
Kroger Co.	107,781	4,823,200
Performance Food Group Co. (a)	27,806	1,636,661
PriceSmart, Inc.	3,256	242,344
SpartanNash Co.	5,676	124,872
Sprouts Farmers Market, Inc. (a) (b)	19,523	835,584
Sysco Corp.	83,234	5,497,606
Target Corp.	75,084	8,302,038
U.S. Foods Holding Corp. (a)	33,938	1,347,339
United Natural Foods, Inc. (a)	9,040	127,826
Walgreens Boots Alliance, Inc.	117,467	2,612,466
Walmart, Inc.	234,157	37,448,729
		115,674,813
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	253,979	2,326,448
AptarGroup, Inc.	10,523	1,315,796
Avery Dennison Corp.	13,532	2,471,890
Ball Corp.	53,163	2,646,454
Berry Global Group, Inc.	19,724	1,221,113
Crown Holdings, Inc.	19,824	1,754,027
Graphic Packaging Holding Co.	50,838	1,132,671
Greif, Inc. Class A	2,644	176,646
International Paper Co.	63,438	2,250,146
Myers Industries, Inc.	5,443	97,593
O-I Glass, Inc. (a)	25,385	424,691
Packaging Corp. of America	15,480	2,376,954
Sealed Air Corp.	25,444	836,090
Silgan Holdings, Inc.	13,242	570,863
Sonoco Products Co.	16,798	912,971
Westrock Co.	43,284	1,549,567
		22,063,920
DISTRIBUTORS — 0.1%
Genuine Parts Co.	23,445	3,384,989
LKQ Corp.	45,792	2,267,162
Security Description	Shares	Value
Pool Corp.	6,765	$2,409,017
		8,061,168
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,199	351,327
Frontdoor, Inc. (a)	13,583	415,504
Graham Holdings Co. Class B	286	166,738
Grand Canyon Education, Inc. (a)	4,912	574,115
H&R Block, Inc.	29,291	1,261,270
Mister Car Wash, Inc. (a) (b)	12,992	71,586
Perdoceo Education Corp.	11,782	201,472
Service Corp. International	28,304	1,617,291
Strategic Education, Inc.	4,187	315,072
Stride, Inc. (a)	768	34,583
		5,008,958
DIVERSIFIED REITs — 0.0% (d)
Alexander & Baldwin, Inc. REIT	10,990	183,863
American Assets Trust, Inc. REIT	8,323	161,882
Armada Hoffler Properties, Inc. REIT	8,870	90,829
Essential Properties Realty Trust, Inc. REIT	18,030	389,989
Global Net Lease, Inc. REIT	14,825	142,468
		969,031
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,163,254	17,472,075
ATN International, Inc.	2,670	84,265
Cogent Communications Holdings, Inc.	7,084	438,500
Consolidated Communications Holdings, Inc. (a)	11,961	40,907
Frontier Communications Parent, Inc. (a)	36,655	573,651
Iridium Communications, Inc.	21,466	976,488
Lumen Technologies, Inc. (a) (b)	162,213	230,342
Verizon Communications, Inc.	687,441	22,279,963
		42,096,191
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	8,664	457,459
Alliant Energy Corp.	41,047	1,988,727
American Electric Power Co., Inc.	81,524	6,132,235
Constellation Energy Corp.	53,204	5,803,492
Duke Energy Corp.	126,403	11,156,329
Edison International	61,293	3,879,234
Entergy Corp.	33,090	3,060,825
Evergy, Inc.	37,561	1,904,343
Eversource Energy	55,314	3,216,509
Exelon Corp.	159,742	6,036,650
FirstEnergy Corp.	88,650	3,030,057
IDACORP, Inc.	8,082	756,879
NextEra Energy, Inc.	328,840	18,839,244

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	39,727	$1,530,284
OGE Energy Corp.	33,397	1,113,122
Otter Tail Corp. (b)	6,881	522,406
PG&E Corp. (a)	343,056	5,533,493
Pinnacle West Capital Corp.	19,040	1,402,867
PNM Resources, Inc.	13,580	605,804
Portland General Electric Co.	14,726	596,109
PPL Corp.	124,603	2,935,647
Southern Co.	178,950	11,581,644
Xcel Energy, Inc.	86,618	4,956,282
		97,039,641
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	5,782	984,732
AMETEK, Inc.	37,440	5,532,134
Eaton Corp. PLC	65,323	13,932,090
Emerson Electric Co.	93,782	9,056,528
Encore Wire Corp. (b)	2,901	529,317
EnerSys	7,117	673,766
Generac Holdings, Inc. (a)	10,264	1,118,365
Hubbell, Inc.	8,906	2,791,230
nVent Electric PLC	26,478	1,403,069
Powell Industries, Inc.	1,705	141,345
Regal Rexnord Corp.	11,550	1,650,264
Rockwell Automation, Inc.	19,092	5,457,830
Sensata Technologies Holding PLC	24,970	944,365
SunPower Corp. (a) (b)	13,680	84,406
Sunrun, Inc. (a) (b)	34,932	438,746
Vicor Corp. (a)	2,980	175,492
		44,913,679
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	6,173	636,560
Amphenol Corp. Class A	97,804	8,214,558
Arlo Technologies, Inc. (a)	12,329	126,989
Arrow Electronics, Inc. (a)	9,123	1,142,564
Avnet, Inc.	16,155	778,509
Badger Meter, Inc.	4,903	705,395
Belden, Inc.	6,603	637,520
Benchmark Electronics, Inc.	5,749	139,471
CDW Corp.	23,067	4,653,998
Cognex Corp.	29,119	1,235,810
Coherent Corp. (a)	19,569	638,732
Corning, Inc.	124,738	3,800,767
CTS Corp.	5,362	223,810
ePlus, Inc. (a)	5,094	323,571
Fabrinet (a)	5,716	952,400
Insight Enterprises, Inc. (a)	5,461	794,575
IPG Photonics Corp. (a)	5,598	568,421
Itron, Inc. (a)	6,655	403,160
Jabil, Inc.	22,463	2,850,330
Keysight Technologies, Inc. (a)	30,004	3,969,829
Knowles Corp. (a)	15,468	229,081
Littelfuse, Inc.	4,219	1,043,443
Security Description	Shares	Value
Methode Electronics, Inc.	5,648	$129,057
National Instruments Corp.	21,332	1,271,814
Novanta, Inc. (a)	5,730	821,911
OSI Systems, Inc. (a)	2,703	319,062
PC Connection, Inc.	2,086	111,351
Plexus Corp. (a)	4,886	454,300
Rogers Corp. (a)	2,805	368,773
Sanmina Corp. (a)	11,111	603,105
ScanSource, Inc. (a)	5,422	164,341
TD SYNNEX Corp.	7,000	699,020
TE Connectivity Ltd.	51,537	6,366,366
Teledyne Technologies, Inc. (a)	7,537	3,079,467
Trimble, Inc. (a)	41,542	2,237,452
TTM Technologies, Inc. (a)	16,853	217,067
Vishay Intertechnology, Inc.	22,249	549,995
Vontier Corp.	23,540	727,857
Zebra Technologies Corp. Class A (a)	8,858	2,095,183
		54,285,614
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	16,059	202,343
Baker Hughes Co.	165,672	5,851,535
Bristow Group, Inc. (a)	4,413	124,314
ChampionX Corp.	24,611	876,644
Core Laboratories, Inc. (b)	7,423	178,226
Dril-Quip, Inc. (a)	5,467	154,005
Halliburton Co.	144,724	5,861,322
Helix Energy Solutions Group, Inc. (a)	23,389	261,255
Helmerich & Payne, Inc.	18,597	784,050
Liberty Energy, Inc.	25,470	471,704
Nabors Industries Ltd. (a)	1,237	152,324
NOV, Inc.	64,671	1,351,624
Oceaneering International, Inc. (a)	16,908	434,874
Oil States International, Inc. (a)	10,483	87,743
Patterson-UTI Energy, Inc.	52,007	719,777
ProPetro Holding Corp. (a)	13,980	148,607
RPC, Inc. (b)	11,773	105,251
Schlumberger NV	227,711	13,275,551
U.S. Silica Holdings, Inc. (a)	15,734	220,905
Valaris Ltd. (a)	9,968	747,401
Weatherford International PLC (a)	11,835	1,069,056
		33,078,511
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	117,317	10,984,391
Cinemark Holdings, Inc. (a)	18,869	346,246
Electronic Arts, Inc.	40,468	4,872,347
Live Nation Entertainment, Inc. (a)	23,571	1,957,336
Madison Square Garden Sports Corp.	2,940	518,322
Marcus Corp. (b)	2,917	45,213
Netflix, Inc. (a)	72,696	27,450,010

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	26,143	$3,670,216
TKO Group Holdings, Inc. (b)	7,687	646,169
Walt Disney Co. (a)	299,119	24,243,595
Warner Bros Discovery, Inc. (a)	357,359	3,880,919
		78,614,764
FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. Class B (a)	299,133	104,786,290
Essent Group Ltd.	16,979	802,937
Euronet Worldwide, Inc. (a)	8,470	672,349
EVERTEC, Inc.	9,922	368,900
Fidelity National Information Services, Inc.	100,938	5,578,843
Fiserv, Inc. (a)	100,877	11,395,066
FleetCor Technologies, Inc. (a)	12,135	3,098,551
Global Payments, Inc.	42,602	4,915,845
Jack Henry & Associates, Inc.	12,594	1,903,457
Jackson Financial, Inc. Class A	9,671	369,626
Mastercard, Inc. Class A	136,473	54,031,025
MGIC Investment Corp.	55,331	923,474
Mr Cooper Group, Inc. (a)	12,016	643,577
NMI Holdings, Inc. Class A (a)	9,961	269,843
Payoneer Global, Inc. (a)	32,562	199,279
PayPal Holdings, Inc. (a)	180,084	10,527,711
Radian Group, Inc. (b)	25,987	652,534
Visa, Inc. Class A (b)	263,617	60,634,546
Voya Financial, Inc.	17,939	1,192,046
Walker & Dunlop, Inc.	4,840	359,322
Western Union Co.	67,331	887,423
WEX, Inc. (a)	7,277	1,368,731
		265,581,375
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	90,777	6,846,401
B&G Foods, Inc.	6,963	68,864
Bunge Ltd.	24,690	2,672,692
Calavo Growers, Inc.	2,835	71,527
Cal-Maine Foods, Inc.	5,891	285,242
Campbell Soup Co.	35,093	1,441,620
Conagra Brands, Inc.	79,374	2,176,435
Darling Ingredients, Inc. (a)	26,919	1,405,172
Flowers Foods, Inc.	29,501	654,332
Fresh Del Monte Produce, Inc.	5,534	142,998
General Mills, Inc.	99,298	6,354,079
Hain Celestial Group, Inc. (a)	13,810	143,210
Hershey Co.	24,172	4,836,334
Hormel Foods Corp.	46,761	1,778,321
Hostess Brands, Inc. (a)	22,417	746,710
Ingredion, Inc.	10,982	1,080,629
J & J Snack Foods Corp.	2,494	408,143
J M Smucker Co.	18,573	2,282,807
John B Sanfilippo & Son, Inc.	747	73,804
Kellogg Co.	41,913	2,494,243
Kraft Heinz Co.	131,756	4,432,272
Lamb Weston Holdings, Inc.	24,393	2,255,377
Security Description	Shares	Value
Lancaster Colony Corp.	2,639	$435,514
McCormick & Co., Inc.	40,787	3,085,129
Mondelez International, Inc. Class A	223,162	15,487,443
Pilgrim's Pride Corp. (a)	8,251	188,370
Post Holdings, Inc. (a) (b)	10,097	865,717
Simply Good Foods Co. (a)	13,946	481,416
Tootsie Roll Industries, Inc.	3,070	91,670
TreeHouse Foods, Inc. (a)	9,384	408,955
Tyson Foods, Inc. Class A	47,979	2,422,460
		66,117,886
GAS UTILITIES — 0.1%
Atmos Energy Corp.	24,389	2,583,527
Chesapeake Utilities Corp.	2,689	262,850
National Fuel Gas Co.	14,473	751,293
New Jersey Resources Corp.	14,502	589,216
Northwest Natural Holding Co.	5,368	204,843
ONE Gas, Inc.	8,766	598,543
Southwest Gas Holdings, Inc.	8,530	515,297
Spire, Inc.	8,454	478,327
UGI Corp.	34,018	782,414
		6,766,310
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	4,666	474,299
Avis Budget Group, Inc. (a)	3,200	575,008
CSX Corp.	332,536	10,225,482
Heartland Express, Inc.	8,377	123,058
Hertz Global Holdings, Inc. (a)	26,673	326,744
JB Hunt Transport Services, Inc.	14,052	2,649,083
Knight-Swift Transportation Holdings, Inc.	28,491	1,428,824
Landstar System, Inc.	6,326	1,119,322
Marten Transport Ltd.	9,094	179,243
Norfolk Southern Corp.	37,225	7,330,719
Old Dominion Freight Line, Inc.	14,739	6,030,314
RXO, Inc. (a) (b)	15,755	310,846
Ryder System, Inc.	8,778	938,807
Saia, Inc. (a)	4,424	1,763,628
Union Pacific Corp.	99,950	20,352,819
Werner Enterprises, Inc.	9,004	350,706
XPO, Inc. (a)	15,755	1,176,268
		55,355,170
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	284,732	27,576,294
Align Technology, Inc. (a)	11,839	3,614,684
Artivion, Inc. (a)	5,895	89,368
Avanos Medical, Inc. (a)	7,984	161,437
Baxter International, Inc.	83,276	3,142,836
Becton Dickinson & Co.	47,176	12,196,411
Boston Scientific Corp. (a)	234,038	12,357,207
CONMED Corp.	4,782	482,265
Cooper Cos., Inc.	7,901	2,512,597
DENTSPLY SIRONA, Inc.	36,102	1,233,244
Dexcom, Inc. (a)	64,840	6,049,572

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	101,897	$7,059,424
Embecta Corp.	9,368	140,988
Enovis Corp. (a)	5,863	309,156
Envista Holdings Corp. (a)	26,242	731,627
GE HealthCare Technologies, Inc.	59,252	4,031,506
Glaukos Corp. (a)	6,827	513,732
Globus Medical, Inc. Class A (a)	17,869	887,196
Haemonetics Corp. (a)	8,114	726,852
Hologic, Inc. (a)	41,771	2,898,907
ICU Medical, Inc. (a) (b)	2,773	330,015
IDEXX Laboratories, Inc. (a)	14,075	6,154,575
Inari Medical, Inc. (a)	9,103	595,336
Insulet Corp. (a)	11,495	1,833,338
Integer Holdings Corp. (a)	5,296	415,365
Integra LifeSciences Holdings Corp. (a)	11,794	450,413
Intuitive Surgical, Inc. (a)	57,828	16,902,546
Lantheus Holdings, Inc. (a)	10,809	751,009
LeMaitre Vascular, Inc.	2,732	148,839
LivaNova PLC (a)	8,461	447,418
Masimo Corp. (a) (b)	7,652	670,927
Medtronic PLC	219,436	17,195,005
Merit Medical Systems, Inc. (a)	8,093	558,579
Neogen Corp. (a)	28,854	534,953
Omnicell, Inc. (a)	6,087	274,159
OraSure Technologies, Inc. (a)	7,450	44,179
Orthofix Medical, Inc. (a)	3,212	41,306
Penumbra, Inc. (a)	5,630	1,361,953
QuidelOrtho Corp. (a)	10,054	734,344
ResMed, Inc.	23,781	3,516,497
Shockwave Medical, Inc. (a)	5,764	1,147,612
Spectrum Pharmaceuticals, Inc. (a)	22	2
STAAR Surgical Co. (a)	7,473	300,265
STERIS PLC	16,212	3,557,237
Stryker Corp.	55,899	15,275,520
Tandem Diabetes Care, Inc. (a)	10,168	211,189
Teleflex, Inc.	7,568	1,486,431
UFP Technologies, Inc. (a)	1,100	177,595
Varex Imaging Corp. (a) (b)	6,266	117,738
Zimmer Biomet Holdings, Inc.	33,909	3,805,268
		165,754,916
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)	14,755	1,037,424
AdaptHealth Corp. (a) (b)	15,892	144,617
Addus HomeCare Corp. (a)	2,478	211,101
Agiliti, Inc. (a)	5,516	35,799
Amedisys, Inc. (a)	4,912	458,781
AMN Healthcare Services, Inc. (a)	6,937	590,894
Apollo Medical Holdings, Inc. (a) (b)	3,062	94,463
Cardinal Health, Inc.	41,729	3,622,912
Cencora, Inc.	27,366	4,925,059
Centene Corp. (a)	88,797	6,116,337
Security Description	Shares	Value
Chemed Corp.	2,495	$1,296,651
Cigna Group	49,376	14,124,992
Community Health Systems, Inc. (a)	19,197	55,671
CorVel Corp. (a)	1,006	197,830
Cross Country Healthcare, Inc. (a)	5,323	131,957
CVS Health Corp.	211,937	14,797,441
DaVita, Inc. (a)	8,885	839,899
Elevance Health, Inc.	38,619	16,815,485
Encompass Health Corp.	16,638	1,117,408
Enhabit, Inc. (a)	8,191	92,149
Ensign Group, Inc.	8,503	790,184
Fulgent Genetics, Inc. (a) (b)	2,114	56,528
HCA Healthcare, Inc.	33,641	8,275,013
HealthEquity, Inc. (a)	12,187	890,260
Henry Schein, Inc. (a)	22,865	1,697,726
Humana, Inc.	20,711	10,076,316
Laboratory Corp. of America Holdings	15,717	3,159,903
McKesson Corp.	22,149	9,631,493
ModivCare, Inc. (a)	2,125	66,959
Molina Healthcare, Inc. (a)	9,778	3,206,108
NeoGenomics, Inc. (a)	20,135	247,661
OmniAb, Inc. (a) (b) (e)	1,881	—
Option Care Health, Inc. (a)	20,345	658,161
Owens & Minor, Inc. (a)	12,233	197,685
Patterson Cos., Inc.	14,522	430,432
Pediatrix Medical Group, Inc. (a)	14,292	181,651
Premier, Inc. Class A	19,556	420,454
Privia Health Group, Inc. (a)	15,269	351,187
Progyny, Inc. (a)	7,075	240,692
Quest Diagnostics, Inc.	18,439	2,246,977
R1 RCM, Inc. (a)	19,930	300,345
RadNet, Inc. (a)	6,334	178,555
Select Medical Holdings Corp.	17,722	447,835
Tenet Healthcare Corp. (a)	17,472	1,151,230
U.S. Physical Therapy, Inc.	2,322	212,997
UnitedHealth Group, Inc.	151,964	76,618,729
Universal Health Services, Inc. Class B	12,312	1,547,988
		189,989,939
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc. (b)	15,903	326,012
Community Healthcare Trust, Inc. REIT	3,353	99,584
Healthcare Realty Trust, Inc. REIT	54,131	826,580
Healthpeak Properties, Inc. REIT	85,061	1,561,720
LTC Properties, Inc. REIT	6,662	214,050
Medical Properties Trust, Inc. REIT (b)	89,927	490,102
Omega Healthcare Investors, Inc. REIT	37,983	1,259,516
Physicians Realty Trust REIT	33,984	414,265

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sabra Health Care REIT, Inc.	35,143	$489,894
Universal Health Realty Income Trust REIT	1,612	65,173
Ventas, Inc. REIT	62,388	2,628,407
Welltower, Inc. REIT	85,085	6,970,163
		15,345,466
HEALTH CARE TECHNOLOGY — 0.0% (d)
Certara, Inc. (a)	17,419	253,272
Doximity, Inc. Class A (a)	19,624	416,421
HealthStream, Inc.	5,428	117,136
NextGen Healthcare, Inc. (a)	9,124	216,513
Schrodinger, Inc. (a) (b)	312	8,820
Simulations Plus, Inc. (b)	2,131	88,863
Veradigm, Inc. (a) (b)	25,157	330,563
		1,431,588
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	34,898	535,335
Chatham Lodging Trust REIT	7,820	74,837
DiamondRock Hospitality Co. REIT	36,689	294,613
Host Hotels & Resorts, Inc. REIT	115,333	1,853,401
Park Hotels & Resorts, Inc. REIT	39,361	484,928
Pebblebrook Hotel Trust REIT (b)	21,390	290,690
Service Properties Trust REIT	27,437	210,991
Summit Hotel Properties, Inc. REIT	17,615	102,167
Sunstone Hotel Investors, Inc. REIT	35,194	329,064
Xenia Hotels & Resorts, Inc. REIT	19,341	227,837
		4,403,863
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	69,903	9,591,391
Aramark	43,102	1,495,639
BJ's Restaurants, Inc. (a)	4,834	113,406
Bloomin' Brands, Inc.	14,016	344,653
Booking Holdings, Inc. (a)	5,900	18,195,305
Boyd Gaming Corp.	13,095	796,569
Brinker International, Inc. (a)	6,472	204,450
Caesars Entertainment, Inc. (a)	33,823	1,567,696
Carnival Corp. (a)	166,112	2,279,057
Cheesecake Factory, Inc. (b)	6,908	209,312
Chipotle Mexican Grill, Inc. (a)	4,568	8,367,799
Choice Hotels International, Inc. (b)	4,844	593,438
Churchill Downs, Inc.	11,267	1,307,423
Chuy's Holdings, Inc. (a)	3,093	110,049
Cracker Barrel Old Country Store, Inc. (b)	4,086	274,579
Darden Restaurants, Inc. (b)	20,951	3,000,602
Dave & Buster's Entertainment, Inc. (a)	5,887	218,231
Security Description	Shares	Value
Dine Brands Global, Inc.	2,335	$115,466
Domino's Pizza, Inc.	6,049	2,291,301
Expedia Group, Inc. (a)	25,067	2,583,656
Golden Entertainment, Inc.	3,187	108,932
Hilton Grand Vacations, Inc. (a)	13,085	532,559
Hilton Worldwide Holdings, Inc.	42,943	6,449,180
Jack in the Box, Inc.	3,576	246,959
Las Vegas Sands Corp.	54,038	2,477,102
Light & Wonder, Inc. (a) (b)	14,905	1,063,174
Marriott International, Inc. Class A	41,057	8,070,164
Marriott Vacations Worldwide Corp. (b)	6,020	605,793
McDonald's Corp.	119,578	31,501,628
MGM Resorts International (a)	48,716	1,790,800
Monarch Casino & Resort, Inc.	2,447	151,959
Norwegian Cruise Line Holdings Ltd. (a) (b)	54,723	901,835
Papa John's International, Inc. (b)	6,095	415,801
Penn Entertainment, Inc. (a)	24,499	562,252
Planet Fitness, Inc. Class A (a)	14,068	691,864
Royal Caribbean Cruises Ltd. (a)	37,182	3,425,949
Sabre Corp. (a) (b)	47,945	215,273
Shake Shack, Inc. Class A (a)	5,581	324,089
Six Flags Entertainment Corp. (a)	12,254	288,092
Starbucks Corp.	187,861	17,146,073
Texas Roadhouse, Inc.	10,942	1,051,526
Travel & Leisure Co.	14,558	534,715
Vail Resorts, Inc. (b)	6,321	1,402,567
Wendy's Co.	29,451	601,095
Wingstop, Inc.	4,964	892,726
Wyndham Hotels & Resorts, Inc.	15,376	1,069,247
Wynn Resorts Ltd.	16,440	1,519,220
Yum! Brands, Inc.	45,535	5,689,143
		143,389,739
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,591	422,665
Century Communities, Inc.	3,389	226,317
DR Horton, Inc.	50,222	5,397,358
Ethan Allen Interiors, Inc.	4,877	145,822
Garmin Ltd.	24,410	2,567,932
Green Brick Partners, Inc. (a)	7,414	307,755
Helen of Troy Ltd. (a) (b)	4,382	510,766
Installed Building Products, Inc. (b)	3,612	451,103
iRobot Corp. (a)	4,682	177,448
KB Home	14,741	682,214
La-Z-Boy, Inc.	7,671	236,880
Leggett & Platt, Inc.	21,704	551,499
Lennar Corp. Class A	40,917	4,592,115
LGI Homes, Inc. (a)	2,682	266,832
M/I Homes, Inc. (a)	3,510	294,980

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	9,348	$385,418
Meritage Homes Corp.	5,903	722,468
Mohawk Industries, Inc. (a)	9,776	838,879
Newell Brands, Inc.	62,673	565,937
NVR, Inc. (a)	529	3,154,586
PulteGroup, Inc.	35,210	2,607,301
Sonos, Inc. (a) (b)	21,003	271,149
Taylor Morrison Home Corp. (a)	20,825	887,353
Tempur Sealy International, Inc.	30,799	1,334,829
Toll Brothers, Inc.	18,857	1,394,664
TopBuild Corp. (a)	5,350	1,346,060
Tri Pointe Homes, Inc. (a)	20,694	565,981
Whirlpool Corp.	10,252	1,370,692
		32,277,003
HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (a) (b)	2,254	99,492
Central Garden & Pet Co. Class A (a)	6,723	269,525
Church & Dwight Co., Inc.	40,174	3,681,144
Clorox Co.	20,304	2,661,042
Colgate-Palmolive Co.	136,547	9,709,857
Energizer Holdings, Inc.	9,565	306,463
Kimberly-Clark Corp.	55,599	6,719,139
Procter & Gamble Co.	386,713	56,405,958
WD-40 Co. (b)	2,333	474,159
		80,326,779
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	109,717	1,667,698
Ormat Technologies, Inc.	7,456	521,324
Vistra Corp.	56,661	1,880,012
		4,069,034
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	91,625	8,577,932
General Electric Co.	177,374	19,608,696
Honeywell International, Inc.	108,939	20,125,391
		48,312,019
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	6,755	1,124,910
First Industrial Realty Trust, Inc. REIT	21,621	1,028,943
Innovative Industrial Properties, Inc. REIT	3,913	296,058
LXP Industrial Trust REIT	43,137	383,919
Prologis, Inc. REIT	150,191	16,852,932
Rexford Industrial Realty, Inc. REIT	33,876	1,671,781
STAG Industrial, Inc. REIT	29,580	1,020,806
		22,379,349
INSURANCE — 2.3%
Aflac, Inc.	88,706	6,808,186
Allstate Corp.	42,964	4,786,619
Security Description	Shares	Value
Ambac Financial Group, Inc. (a)	7,653	$92,295
American Equity Investment Life Holding Co. (a)	13,973	749,512
American Financial Group, Inc.	11,380	1,270,805
American International Group, Inc.	117,490	7,119,894
AMERISAFE, Inc.	2,835	141,949
Aon PLC Class A	33,387	10,824,733
Arch Capital Group Ltd. (a)	60,725	4,840,390
Arthur J Gallagher & Co.	35,366	8,060,972
Assurant, Inc.	9,887	1,419,576
Assured Guaranty Ltd.	12,894	780,345
Brighthouse Financial, Inc. (a)	8,680	424,799
Brown & Brown, Inc.	37,575	2,624,238
Chubb Ltd.	67,357	14,022,380
Cincinnati Financial Corp.	24,973	2,554,488
CNO Financial Group, Inc.	22,438	532,454
Employers Holdings, Inc.	5,558	222,042
Erie Indemnity Co. Class A (b)	4,180	1,228,042
Everest Group Ltd.	6,866	2,551,886
Fidelity National Financial, Inc.	42,419	1,751,905
First American Financial Corp.	17,399	982,870
Genworth Financial, Inc. Class A (a)	77,391	453,511
Globe Life, Inc.	15,673	1,704,125
Goosehead Insurance, Inc. Class A (a)	3,932	293,052
Hanover Insurance Group, Inc.	5,956	660,997
Hartford Financial Services Group, Inc.	50,213	3,560,604
HCI Group, Inc. (b)	1,056	57,330
Horace Mann Educators Corp.	6,253	183,713
James River Group Holdings Ltd.	5,364	82,337
Kemper Corp.	9,289	390,417
Kinsale Capital Group, Inc.	3,602	1,491,696
Lincoln National Corp.	29,099	718,454
Loews Corp.	30,320	1,919,559
Marsh & McLennan Cos., Inc.	80,988	15,412,016
Mercury General Corp.	4,474	125,406
MetLife, Inc.	103,657	6,521,062
Old Republic International Corp.	47,080	1,268,335
Palomar Holdings, Inc. (a)	3,273	166,105
Primerica, Inc.	6,623	1,284,928
Principal Financial Group, Inc.	36,503	2,630,771
ProAssurance Corp.	10,592	200,083
Progressive Corp.	95,697	13,330,592
Prudential Financial, Inc.	59,512	5,647,094
Reinsurance Group of America, Inc.	10,910	1,584,023
RenaissanceRe Holdings Ltd.	7,423	1,469,160
RLI Corp.	6,793	923,101
Safety Insurance Group, Inc.	2,723	185,681
Selective Insurance Group, Inc.	9,067	935,442
SiriusPoint Ltd. (a)	13,951	141,882
Stewart Information Services Corp.	3,513	153,869

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Travelers Cos., Inc.	37,557	$6,133,434
Trupanion, Inc. (a) (b)	4,994	140,831
United Fire Group, Inc.	2,891	57,097
Unum Group	33,816	1,663,409
W R Berkley Corp.	34,769	2,207,484
Willis Towers Watson PLC	17,803	3,720,115
		151,208,095
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A (a)	973,290	127,364,730
Alphabet, Inc. Class C (a)	827,962	109,166,790
Cargurus, Inc. (a)	468	8,199
Cars.com, Inc. (a) (b)	10,456	176,288
Match Group, Inc. (a)	45,240	1,772,277
Meta Platforms, Inc. Class A (a)	365,481	109,721,051
QuinStreet, Inc. (a)	7,729	69,329
Shutterstock, Inc. (b)	3,641	138,540
TripAdvisor, Inc. (a)	16,236	269,193
Yelp, Inc. (a)	9,419	391,736
Ziff Davis, Inc. (a)	6,727	428,443
ZoomInfo Technologies, Inc. (a)	44,621	731,784
		350,238,360
IT SERVICES — 1.2%
Accenture PLC Class A	103,267	31,714,328
Akamai Technologies, Inc. (a)	26,903	2,866,246
Cognizant Technology Solutions Corp. Class A	82,881	5,614,359
DXC Technology Co. (a)	41,955	873,923
EPAM Systems, Inc. (a)	9,256	2,366,667
Gartner, Inc. (a)	12,894	4,430,507
GoDaddy, Inc. Class A (a)	24,070	1,792,733
International Business Machines Corp.	149,520	20,977,656
Kyndryl Holdings, Inc. (a)	29,250	441,675
Perficient, Inc. (a)	5,327	308,220
VeriSign, Inc. (a)	14,692	2,975,571
		74,361,885
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	12,849	1,015,071
Hasbro, Inc.	21,412	1,416,190
Mattel, Inc. (a)	57,773	1,272,739
Polaris, Inc.	9,627	1,002,556
Sturm Ruger & Co., Inc.	2,805	146,197
Topgolf Callaway Brands Corp. (a)	16,618	229,993
Vista Outdoor, Inc. (a) (b)	9,752	322,986
YETI Holdings, Inc. (a) (b)	12,666	610,754
		6,016,486
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	49,643	5,551,080
Azenta, Inc. (a)	12,222	613,422
BioLife Solutions, Inc. (a) (b)	5,080	70,155
Bio-Rad Laboratories, Inc. Class A (a)	3,156	1,131,268
Bio-Techne Corp.	25,967	1,767,574
Security Description	Shares	Value
Bruker Corp.	16,598	$1,034,055
Charles River Laboratories International, Inc. (a)	8,239	1,614,679
Cytek Biosciences, Inc. (a) (b)	13,089	72,251
Danaher Corp.	107,839	26,754,856
Fortrea Holdings, Inc. (a)	15,717	449,349
Illumina, Inc. (a)	25,977	3,566,123
IQVIA Holdings, Inc. (a)	31,178	6,134,271
Medpace Holdings, Inc. (a)	4,619	1,118,398
Mesa Laboratories, Inc.	570	59,890
Mettler-Toledo International, Inc. (a)	3,537	3,919,244
Repligen Corp. (a)	7,788	1,238,370
Revvity, Inc.	21,065	2,331,896
Sotera Health Co. (a) (b)	1,974	29,571
Thermo Fisher Scientific, Inc.	63,293	32,037,018
Waters Corp. (a)	10,153	2,784,054
West Pharmaceutical Services, Inc.	12,094	4,537,790
		96,815,314
MACHINERY — 2.0%
3D Systems Corp. (a) (b)	22,352	109,748
AGCO Corp.	10,078	1,192,026
Alamo Group, Inc.	1,764	304,925
Albany International Corp. Class A	5,140	443,479
Astec Industries, Inc.	3,309	155,887
Barnes Group, Inc.	8,130	276,176
Caterpillar, Inc.	83,643	22,834,539
Chart Industries, Inc. (a) (b)	5,784	978,190
CIRCOR International, Inc. (a)	2,765	154,149
Crane Co.	8,062	716,228
Crane NXT Co.	8,062	448,005
Cummins, Inc.	24,018	5,487,152
Deere & Co.	44,248	16,698,310
Donaldson Co., Inc.	20,673	1,232,938
Dover Corp.	23,608	3,293,552
Enerpac Tool Group Corp.	10,512	277,832
EnPro Industries, Inc.	3,245	393,262
Esab Corp.	5,873	412,402
ESCO Technologies, Inc.	4,424	462,043
Federal Signal Corp.	10,029	599,032
Flowserve Corp.	22,206	883,133
Fortive Corp.	55,723	4,132,418
Franklin Electric Co., Inc.	6,617	590,435
Graco, Inc.	27,567	2,009,083
Greenbrier Cos., Inc.	5,370	214,800
Hillenbrand, Inc.	12,389	524,179
IDEX Corp.	12,510	2,602,330
Illinois Tool Works, Inc.	45,145	10,397,345
Ingersoll Rand, Inc.	66,384	4,229,988
ITT, Inc.	14,475	1,417,247
John Bean Technologies Corp.	5,200	546,728
Kennametal, Inc.	13,860	344,837
Lincoln Electric Holdings, Inc.	9,818	1,784,814
Lindsay Corp.	1,923	226,299

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Middleby Corp. (a)	9,408	$1,204,224
Mueller Industries, Inc.	5,392	405,263
Nordson Corp.	8,325	1,857,890
Oshkosh Corp.	11,270	1,075,496
Otis Worldwide Corp.	66,711	5,357,560
PACCAR, Inc.	84,652	7,197,113
Parker-Hannifin Corp.	21,271	8,285,480
Pentair PLC	27,451	1,777,452
Proto Labs, Inc. (a)	4,512	119,117
RBC Bearings, Inc. (a) (b)	4,814	1,127,102
Snap-on, Inc.	9,058	2,310,333
SPX Technologies, Inc. (a)	7,485	609,279
Standex International Corp.	2,504	364,808
Stanley Black & Decker, Inc.	25,851	2,160,627
Tennant Co.	2,795	207,249
Terex Corp.	12,163	700,832
Timken Co.	11,307	830,951
Titan International, Inc. (a)	10,428	140,048
Toro Co.	17,636	1,465,552
Trinity Industries, Inc.	13,797	335,957
Wabash National Corp.	9,258	195,529
Watts Water Technologies, Inc. Class A	4,690	810,526
Westinghouse Air Brake Technologies Corp.	29,289	3,112,542
Xylem, Inc.	39,523	3,597,779
		131,622,220
MARINE TRANSPORTATION — 0.0% (d)
Kirby Corp. (a)	9,048	749,175
Matson, Inc.	7,167	635,856
		1,385,031
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	4,511	53,139
Cable One, Inc.	776	477,737
Charter Communications, Inc. Class A (a)	16,826	7,400,411
Comcast Corp. Class A	675,170	29,937,038
DISH Network Corp. Class A (a) (b)	41,288	241,948
EW Scripps Co. Class A (a)	11,035	60,472
Fox Corp. Class A	41,613	1,298,326
Fox Corp. Class B	24,896	718,996
Interpublic Group of Cos., Inc.	64,451	1,847,166
John Wiley & Sons, Inc. Class A	7,267	270,114
New York Times Co. Class A	23,752	978,582
News Corp. Class A	64,612	1,296,117
News Corp. Class B (b)	20,041	418,256
Nexstar Media Group, Inc.	6,400	917,568
Omnicom Group, Inc.	34,786	2,590,861
Paramount Global Class B (b)	92,023	1,187,097
Scholastic Corp.	5,514	210,304
TechTarget, Inc. (a)	4,161	126,328
TEGNA, Inc.	36,440	530,931
Thryv Holdings, Inc. (a)	2,870	53,870
Security Description	Shares	Value
Tremor International Ltd. (a)	1,016	$1,789
		50,617,050
METALS & MINING — 0.5%
Alcoa Corp.	27,908	811,006
ATI, Inc. (a)	21,431	881,886
Carpenter Technology Corp.	8,265	555,491
Century Aluminum Co. (a)	8,350	60,036
Cleveland-Cliffs, Inc. (a)	81,192	1,269,031
Commercial Metals Co.	19,839	980,245
Compass Minerals International, Inc.	5,584	156,073
Ferroglobe PLC (a) (e)	929	—
Freeport-McMoRan, Inc.	237,629	8,861,185
Haynes International, Inc.	2,680	124,674
Kaiser Aluminum Corp.	2,805	211,104
Materion Corp.	2,859	291,361
MP Materials Corp. (a) (b)	12,443	237,661
Newmont Corp.	131,135	4,845,438
Nucor Corp.	40,814	6,381,269
Olympic Steel, Inc.	2,632	147,945
Reliance Steel & Aluminum Co.	10,384	2,722,996
Royal Gold, Inc.	10,578	1,124,759
Steel Dynamics, Inc.	25,396	2,722,959
SunCoke Energy, Inc.	5,752	58,383
TimkenSteel Corp. (a)	3,566	77,453
U.S. Steel Corp.	35,433	1,150,864
Warrior Met Coal, Inc.	6,262	319,863
Worthington Industries, Inc.	5,834	360,658
		34,352,340
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	77,472	1,457,248
Apollo Commercial Real Estate Finance, Inc. REIT	20,156	204,180
Arbor Realty Trust, Inc. REIT (b)	29,859	453,260
ARMOUR Residential REIT, Inc. (b)	11,026	46,861
Blackstone Mortgage Trust, Inc. Class A REIT (b)	28,284	615,177
Ellington Financial, Inc. REIT (b)	7,506	93,600
Franklin BSP Realty Trust, Inc. REIT	6,467	85,623
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	17,549	372,039
Invesco Mortgage Capital, Inc. REIT (b)	22,537	225,595
KKR Real Estate Finance Trust, Inc. REIT	6,527	77,475
New York Mortgage Trust, Inc. REIT	13,810	117,247
PennyMac Mortgage Investment Trust REIT (b)	16,563	205,381
Ready Capital Corp. REIT (b)	11,032	111,534
Redwood Trust, Inc. REIT (b)	18,978	135,313

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Two Harbors Investment Corp. REIT	11,824	$156,550
Starwood Property Trust, Inc. REIT (b)	51,250	991,687
		5,348,770
MULTI-UTILITIES — 0.6%
Ameren Corp.	40,704	3,045,880
Avista Corp.	11,581	374,877
Black Hills Corp.	10,099	510,908
CenterPoint Energy, Inc.	107,009	2,873,192
CMS Energy Corp.	46,717	2,481,140
Consolidated Edison, Inc.	56,584	4,839,629
Dominion Energy, Inc.	133,598	5,967,823
DTE Energy Co.	31,647	3,141,914
NiSource, Inc.	63,807	1,574,757
Northwestern Energy Group, Inc.	8,750	420,525
Public Service Enterprise Group, Inc.	82,509	4,695,587
Sempra	104,112	7,082,739
Unitil Corp.	2,412	103,017
WEC Energy Group, Inc.	51,352	4,136,404
		41,248,392
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	23,200	2,322,320
Boston Properties, Inc. REIT	23,141	1,376,427
Brandywine Realty Trust REIT	28,625	129,957
COPT Defense Properties REIT	19,491	464,471
Cousins Properties, Inc. REIT	24,675	502,630
Douglas Emmett, Inc. REIT (b)	27,203	347,110
Easterly Government Properties, Inc. REIT (b)	10,100	115,443
Highwoods Properties, Inc. REIT	17,387	358,346
Hudson Pacific Properties, Inc. REIT (b)	24,896	165,558
JBG SMITH Properties REIT	18,039	260,844
Kilroy Realty Corp. REIT	16,584	524,220
SL Green Realty Corp. REIT (b)	11,502	429,025
Vornado Realty Trust REIT (b)	26,508	601,201
		7,597,552
OIL, GAS & CONSUMABLE FUELS — 4.3%
Antero Midstream Corp.	48,825	584,923
Antero Resources Corp. (a)	46,390	1,177,378
APA Corp.	50,434	2,072,837
California Resources Corp.	10,583	592,754
Callon Petroleum Co. (a)	6,951	271,923
Chesapeake Energy Corp. (b)	17,724	1,528,340
Chevron Corp.	291,057	49,078,031
Chord Energy Corp.	6,951	1,126,549
Civitas Resources, Inc. (b)	13,783	1,114,631
CNX Resources Corp. (a)	36,154	816,357
Comstock Resources, Inc. (b)	15,018	165,649
ConocoPhillips	196,447	23,534,351
Security Description	Shares	Value
CONSOL Energy, Inc.	5,545	$581,726
Coterra Energy, Inc.	124,237	3,360,611
CVR Energy, Inc. (b)	4,834	164,501
Devon Energy Corp.	100,365	4,787,410
Diamondback Energy, Inc.	28,368	4,393,636
Dorian LPG Ltd.	5,605	161,032
DT Midstream, Inc.	15,606	825,869
EOG Resources, Inc.	95,198	12,067,298
EQT Corp.	55,613	2,256,776
Equitrans Midstream Corp.	66,476	622,880
Exxon Mobil Corp.	656,762	77,222,076
Green Plains, Inc. (a)	8,549	257,325
Hess Corp.	44,099	6,747,147
HF Sinclair Corp.	24,691	1,405,659
Kinder Morgan, Inc.	318,087	5,273,882
Marathon Oil Corp.	105,001	2,808,777
Marathon Petroleum Corp.	65,632	9,932,747
Matador Resources Co.	17,779	1,057,495
Murphy Oil Corp.	24,377	1,105,497
Northern Oil & Gas, Inc.	11,262	453,070
Occidental Petroleum Corp.	108,819	7,060,177
ONEOK, Inc.	95,580	6,062,639
Ovintiv, Inc.	41,580	1,977,961
Par Pacific Holdings, Inc. (a)	8,448	303,621
PBF Energy, Inc. Class A	18,907	1,012,092
Permian Resources Corp. (b)	42,227	589,489
Phillips 66	73,041	8,775,876
Pioneer Natural Resources Co.	38,436	8,822,984
Range Resources Corp.	43,762	1,418,326
REX American Resources Corp. (a)	611	24,880
SM Energy Co.	19,556	775,395
Southwestern Energy Co. (a)	161,738	1,043,210
Talos Energy, Inc. (a)	4,436	72,928
Targa Resources Corp.	37,030	3,174,212
Valero Energy Corp.	58,629	8,308,316
Vital Energy, Inc. (a)	1,953	108,235
Williams Cos., Inc.	198,117	6,674,562
World Kinect Corp.	10,292	230,850
		273,984,890
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	2,714	98,382
Louisiana-Pacific Corp.	10,774	595,479
Mercer International, Inc.	6,171	52,947
Sylvamo Corp.	5,653	248,393
		995,201
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	20,552	762,068
Allegiant Travel Co.	2,233	171,628
American Airlines Group, Inc. (a)	101,360	1,298,422
Delta Air Lines, Inc.	104,250	3,857,250
Hawaiian Holdings, Inc. (a) (b)	7,093	44,899
JetBlue Airways Corp. (a)	49,643	228,358
SkyWest, Inc. (a)	8,266	346,676

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Southwest Airlines Co.	94,946	$2,570,188
Sun Country Airlines Holdings, Inc. (a) (b)	519	7,702
United Airlines Holdings, Inc. (a)	49,697	2,102,183
		11,389,374
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	13,699	564,810
Coty, Inc. Class A (a)	48,159	528,304
Edgewell Personal Care Co.	9,126	337,297
elf Beauty, Inc. (a)	6,474	711,039
Estee Lauder Cos., Inc. Class A	37,226	5,381,018
Inter Parfums, Inc.	2,783	373,868
Kenvue, Inc.	282,759	5,677,801
Medifast, Inc.	2,020	151,197
Nu Skin Enterprises, Inc. Class A	8,288	175,789
USANA Health Sciences, Inc. (a)	2,099	123,022
		14,024,145
PHARMACEUTICALS — 3.8%
Amphastar Pharmaceuticals, Inc. (a)	5,876	270,237
ANI Pharmaceuticals, Inc. (a)	747	43,371
Bristol-Myers Squibb Co.	342,679	19,889,089
Catalent, Inc. (a)	27,520	1,252,986
Collegium Pharmaceutical, Inc. (a)	1,172	26,194
Corcept Therapeutics, Inc. (a)	16,934	461,367
Eli Lilly & Co.	130,858	70,287,758
Harmony Biosciences Holdings, Inc. (a)	3,797	124,428
Innoviva, Inc. (a) (b)	10,089	131,056
Jazz Pharmaceuticals PLC (a)	9,352	1,210,523
Johnson & Johnson	395,086	61,534,645
Ligand Pharmaceuticals, Inc. (a)	2,579	154,534
Merck & Co., Inc.	416,295	42,857,570
Organon & Co.	41,304	717,037
Pacira BioSciences, Inc. (a)	7,302	224,025
Perrigo Co. PLC	22,769	727,470
Pfizer, Inc.	919,668	30,505,388
Phibro Animal Health Corp. Class A	2,873	36,688
Prestige Consumer Healthcare, Inc. (a)	8,486	485,314
Supernus Pharmaceuticals, Inc. (a)	8,714	240,245
Viatris, Inc.	196,919	1,941,621
Zoetis, Inc.	75,534	13,141,405
		246,262,951
PROFESSIONAL SERVICES — 0.8%
ASGN, Inc. (a)	8,264	675,003
Automatic Data Processing, Inc.	67,546	16,250,217
Broadridge Financial Solutions, Inc.	18,987	3,399,622
Security Description	Shares	Value
CACI International, Inc. Class A (a)	4,363	$1,369,677
Concentrix Corp.	7,000	560,770
CSG Systems International, Inc.	5,578	285,147
Equifax, Inc.	19,750	3,617,805
ExlService Holdings, Inc. (a)	27,380	767,735
Exponent, Inc.	8,312	711,507
Forrester Research, Inc. (a)	2,564	74,100
FTI Consulting, Inc. (a)	5,314	948,071
Genpact Ltd.	28,302	1,024,532
Heidrick & Struggles International, Inc.	3,017	75,485
Insperity, Inc.	5,656	552,026
Jacobs Solutions, Inc.	21,628	2,952,222
KBR, Inc. (b)	23,313	1,374,068
Kelly Services, Inc. Class A	5,482	99,718
Korn Ferry	8,970	425,537
Leidos Holdings, Inc.	22,156	2,041,897
ManpowerGroup, Inc.	9,521	698,080
Maximus, Inc.	10,287	768,233
NV5 Global, Inc. (a)	2,014	193,807
Paychex, Inc.	52,226	6,023,224
Paylocity Holding Corp. (a)	6,296	1,143,983
Resources Connection, Inc.	5,414	80,723
Robert Half, Inc.	18,699	1,370,263
Science Applications International Corp.	9,282	979,622
TrueBlue, Inc. (a)	7,406	108,646
TTEC Holdings, Inc.	2,776	72,787
Verisk Analytics, Inc.	23,436	5,536,521
Verra Mobility Corp. (a)	22,966	429,464
		54,610,492
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	20,599	132,452
CBRE Group, Inc. Class A (a)	50,807	3,752,605
CoStar Group, Inc. (a)	67,291	5,174,005
Cushman & Wakefield PLC (a)	26,838	204,505
eXp World Holdings, Inc. (b)	12,085	196,260
Jones Lang LaSalle, Inc. (a)	8,305	1,172,500
Kennedy-Wilson Holdings, Inc.	19,336	285,013
Marcus & Millichap, Inc.	4,065	119,267
St. Joe Co.	5,115	277,898
		11,314,505
RESIDENTIAL REITs — 0.3%
Apartment Income REIT Corp.	24,430	750,001
AvalonBay Communities, Inc. REIT	22,664	3,892,315
Camden Property Trust REIT	16,745	1,583,742
Centerspace REIT	1,117	67,311
Elme Communities REIT	14,572	198,762
Equity LifeStyle Properties, Inc. REIT	28,931	1,843,194
Equity Residential REIT	56,094	3,293,279
Essex Property Trust, Inc. REIT	10,428	2,211,675

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	39,672	$558,185
Invitation Homes, Inc. REIT	100,345	3,179,933
Mid-America Apartment Communities, Inc. REIT	18,885	2,429,555
NexPoint Residential Trust, Inc. REIT	3,032	97,570
UDR, Inc. REIT	49,020	1,748,543
Veris Residential, Inc. REIT	16,154	266,541
		22,120,606
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	14,571	209,094
Agree Realty Corp. REIT	16,592	916,542
Brixmor Property Group, Inc. REIT	49,225	1,022,896
Federal Realty Investment Trust REIT	11,885	1,077,138
Getty Realty Corp. REIT	6,100	169,153
Kimco Realty Corp. REIT	100,120	1,761,111
Kite Realty Group Trust REIT	36,264	776,775
Macerich Co. REIT (b)	21,885	238,765
NNN REIT, Inc.	29,051	1,026,662
Phillips Edison & Co., Inc. REIT (b)	19,424	651,481
Realty Income Corp. REIT	116,247	5,805,375
Regency Centers Corp. REIT	27,393	1,628,240
Retail Opportunity Investments Corp. REIT	20,165	249,643
RPT Realty REIT	16,899	178,453
Saul Centers, Inc. REIT	2,870	101,225
Simon Property Group, Inc. REIT	52,335	5,653,750
SITE Centers Corp. REIT	25,894	319,273
Spirit Realty Capital, Inc. REIT	17,459	585,400
Tanger Factory Outlet Centers, Inc. REIT	17,022	384,697
Urban Edge Properties REIT	19,176	292,626
Whitestone REIT	6,952	66,948
		23,115,247
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Advanced Micro Devices, Inc. (a)	265,192	27,267,041
Allegro MicroSystems, Inc. (a)	10,739	343,004
Alpha & Omega Semiconductor Ltd. (a) (b)	3,477	103,754
Amkor Technology, Inc.	17,295	390,867
Analog Devices, Inc.	83,800	14,672,542
Applied Materials, Inc.	137,762	19,073,149
Axcelis Technologies, Inc. (a)	5,412	882,427
Broadcom, Inc.	67,688	56,220,299
CEVA, Inc. (a)	3,547	68,776
Cirrus Logic, Inc. (a)	9,633	712,457
Cohu, Inc. (a)	6,670	229,715
Diodes, Inc. (a)	6,077	479,111
Enphase Energy, Inc. (a)	21,826	2,622,394
Security Description	Shares	Value
First Solar, Inc. (a)	17,570	$2,839,136
FormFactor, Inc. (a)	12,664	442,480
Ichor Holdings Ltd. (a)	3,123	96,688
Intel Corp.	689,862	24,524,594
KLA Corp.	22,453	10,298,293
Kulicke & Soffa Industries, Inc.	10,282	500,014
Lam Research Corp.	21,878	13,712,474
Lattice Semiconductor Corp. (a)	22,189	1,906,701
MACOM Technology Solutions Holdings, Inc. (a)	8,008	653,293
MaxLinear, Inc. (a)	11,569	257,410
Microchip Technology, Inc.	87,062	6,795,189
Micron Technology, Inc.	182,071	12,386,290
MKS Instruments, Inc.	8,810	762,417
Monolithic Power Systems, Inc.	7,857	3,629,934
NVIDIA Corp.	405,247	176,278,392
NXP Semiconductors NV	43,035	8,603,557
ON Semiconductor Corp. (a)	71,378	6,634,585
Onto Innovation, Inc. (a)	7,478	953,594
PDF Solutions, Inc. (a)	5,135	166,374
Photronics, Inc. (a)	10,779	217,844
Power Integrations, Inc.	8,384	639,783
Qorvo, Inc. (a)	18,371	1,753,879
QUALCOMM, Inc.	184,181	20,455,142
Rambus, Inc. (a)	19,435	1,084,279
Semtech Corp. (a)	10,584	272,538
Silicon Laboratories, Inc. (a)	7,056	817,720
SiTime Corp. (a) (b)	2,415	275,914
Skyworks Solutions, Inc.	27,044	2,666,268
SMART Global Holdings, Inc. (a) (b)	5,105	124,307
SolarEdge Technologies, Inc. (a)	8,412	1,089,438
Synaptics, Inc. (a)	5,915	529,038
Teradyne, Inc.	26,990	2,711,415
Texas Instruments, Inc.	149,668	23,798,709
Ultra Clean Holdings, Inc. (a)	6,211	184,280
Universal Display Corp.	7,168	1,125,304
Veeco Instruments, Inc. (a)	8,030	225,723
Wolfspeed, Inc. (a) (b)	17,806	678,409
		453,156,941
SOFTWARE — 9.5%
A10 Networks, Inc.	9,827	147,700
ACI Worldwide, Inc. (a)	19,380	437,213
Adeia, Inc.	15,814	168,894
Adobe, Inc. (a)	74,744	38,111,966
Agilysys, Inc. (a)	2,912	192,658
Alarm.com Holdings, Inc. (a)	6,914	422,722
ANSYS, Inc. (a)	14,143	4,208,250
Aspen Technology, Inc. (a)	4,641	947,971
Autodesk, Inc. (a)	36,039	7,456,829
Blackbaud, Inc. (a)	8,217	577,819
Cadence Design Systems, Inc. (a)	45,296	10,612,853
Cerence, Inc. (a)	6,346	129,268
Ceridian HCM Holding, Inc. (a)	21,909	1,486,526

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
CommVault Systems, Inc. (a)	8,050	$544,260
Consensus Cloud Solutions, Inc. (a)	2,242	56,454
Digital Turbine, Inc. (a)	13,037	78,874
Dolby Laboratories, Inc. Class A	9,824	778,650
DoubleVerify Holdings, Inc. (a)	12,423	347,223
Dropbox, Inc. Class A (a)	44,997	1,225,268
Dynatrace, Inc. (a)	38,977	1,821,395
Ebix, Inc.	4,746	46,890
Envestnet, Inc. (a)	9,001	396,314
Fair Isaac Corp. (a)	4,090	3,552,288
Fortinet, Inc. (a)	109,840	6,445,411
Gen Digital, Inc.	96,552	1,707,039
InterDigital, Inc. (b)	4,986	400,077
Intuit, Inc.	46,306	23,659,588
LiveRamp Holdings, Inc. (a)	11,002	317,298
Manhattan Associates, Inc. (a)	10,311	2,038,072
Microsoft Corp.	1,218,876	384,860,097
N-able, Inc. (a)	11,135	143,641
NCR Corp. (a)	21,654	584,008
OneSpan, Inc. (a)	5,513	59,265
Oracle Corp.	258,167	27,345,049
Palo Alto Networks, Inc. (a)	50,063	11,736,770
Paycom Software, Inc.	7,823	2,028,269
Progress Software Corp.	7,729	406,391
PTC, Inc. (a)	17,400	2,465,232
Qualys, Inc. (a)	5,427	827,889
Roper Technologies, Inc.	17,155	8,307,823
Salesforce, Inc. (a)	159,734	32,390,860
ServiceNow, Inc. (a)	33,016	18,454,623
SPS Commerce, Inc. (a)	5,582	952,345
Synopsys, Inc. (a)	24,800	11,382,456
Teradata Corp. (a)	17,662	795,143
Tyler Technologies, Inc. (a)	6,631	2,560,494
Xperi, Inc. (a)	6,353	62,641
		613,678,766
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	75,879	12,478,302
Crown Castle, Inc. REIT	70,546	6,492,348
CubeSmart REIT	37,070	1,413,479
Digital Realty Trust, Inc. REIT	47,854	5,791,291
EPR Properties REIT	12,226	507,868
Equinix, Inc. REIT	15,121	10,981,778
Extra Space Storage, Inc. REIT	33,639	4,089,830
Four Corners Property Trust, Inc. REIT	11,849	262,929
Gaming & Leisure Properties, Inc. REIT	43,126	1,964,389
Iron Mountain, Inc. REIT	47,296	2,811,747
Lamar Advertising Co. Class A REIT	14,486	1,209,146
National Storage Affiliates Trust REIT	16,929	537,326
Outfront Media, Inc. REIT	17,650	178,265
PotlatchDeltic Corp. REIT	11,085	503,148
Public Storage REIT	26,592	7,007,524
Security Description	Shares	Value
Rayonier, Inc. REIT	23,164	$659,247
Safehold, Inc. REIT (b)	5,253	93,503
SBA Communications Corp. REIT	17,838	3,570,633
Uniti Group, Inc. REIT	31,686	149,558
VICI Properties, Inc. REIT	163,535	4,758,869
Weyerhaeuser Co. REIT	121,713	3,731,721
		69,192,901
SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. Class A (a)	8,440	475,763
Academy Sports & Outdoors, Inc. (b)	14,294	675,677
Advance Auto Parts, Inc. (b)	10,951	612,489
American Eagle Outfitters, Inc.	25,885	429,950
America's Car-Mart, Inc. (a) (b)	900	81,891
Asbury Automotive Group, Inc. (a) (b)	3,166	728,402
AutoNation, Inc. (a)	4,452	674,033
AutoZone, Inc. (a)	3,077	7,815,549
Bath & Body Works, Inc.	39,128	1,322,526
Best Buy Co., Inc.	33,133	2,301,750
Boot Barn Holdings, Inc. (a)	3,279	266,222
Buckle, Inc.	4,777	159,504
Caleres, Inc.	8,048	231,460
CarMax, Inc. (a)	27,156	1,920,744
Chico's FAS, Inc. (a)	36,199	270,769
Designer Brands, Inc. Class A (b)	13,072	165,492
Dick's Sporting Goods, Inc. (b)	10,584	1,149,211
Five Below, Inc. (a)	9,037	1,454,053
Foot Locker, Inc. (b)	16,460	285,581
GameStop Corp. Class A (a) (b)	38,032	626,007
Gap, Inc. (b)	34,365	365,300
Group 1 Automotive, Inc.	2,803	753,194
Guess?, Inc.	6,073	131,420
Haverty Furniture Cos., Inc. (b)	2,810	80,872
Hibbett, Inc.	2,709	128,705
Home Depot, Inc.	164,949	49,840,990
Leslie's, Inc. (a) (b)	24,424	138,240
Lithia Motors, Inc.	4,687	1,384,212
Lowe's Cos., Inc.	96,118	19,977,165
MarineMax, Inc. (a)	2,943	96,589
Monro, Inc.	5,688	157,956
Murphy USA, Inc.	3,917	1,338,556
National Vision Holdings, Inc. (a)	13,486	218,203
ODP Corp. (a)	7,305	337,126
O'Reilly Automotive, Inc. (a)	9,924	9,019,527
Penske Automotive Group, Inc.	3,973	663,729
RH (a) (b)	2,576	680,991
Ross Stores, Inc.	58,117	6,564,315
Sally Beauty Holdings, Inc. (a)	21,546	180,555
Shoe Carnival, Inc. (b)	4,109	98,739
Signet Jewelers Ltd. (b)	8,513	611,319
Sleep Number Corp. (a)	4,435	109,057

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sonic Automotive, Inc. Class A	3,816	$182,252
TJX Cos., Inc.	190,071	16,893,510
Tractor Supply Co. (b)	17,846	3,623,630
Ulta Beauty, Inc. (a)	8,374	3,344,994
Upbound Group, Inc. (b)	6,604	194,488
Urban Outfitters, Inc. (a)	10,923	357,073
Valvoline, Inc.	30,021	967,877
Victoria's Secret & Co. (a)	12,837	214,121
Williams-Sonoma, Inc. (b)	10,553	1,639,936
		141,941,714
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	2,410,873	412,765,566
Avid Technology, Inc. (a)	5,748	154,449
Corsair Gaming, Inc. (a)	5,427	78,854
Hewlett Packard Enterprise Co.	210,396	3,654,578
HP, Inc.	142,310	3,657,367
NetApp, Inc.	36,929	2,802,173
Seagate Technology Holdings PLC	32,691	2,155,971
Super Micro Computer, Inc. (a)	7,571	2,076,120
Western Digital Corp. (a)	50,647	2,311,023
Xerox Holdings Corp.	25,937	406,952
		430,063,053
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	19,027	1,001,011
Carter's, Inc.	7,415	512,747
Columbia Sportswear Co.	5,204	385,616
Crocs, Inc. (a)	10,953	966,383
Deckers Outdoor Corp. (a)	4,700	2,416,223
G-III Apparel Group Ltd. (a)	8,222	204,892
Hanesbrands, Inc. (b)	56,747	224,718
Kontoor Brands, Inc. (b)	7,715	338,766
Movado Group, Inc.	2,783	76,115
NIKE, Inc. Class B	202,607	19,373,281
Oxford Industries, Inc.	2,783	267,530
PVH Corp.	11,706	895,626
Ralph Lauren Corp. (b)	8,087	938,820
Skechers USA, Inc. Class A (a)	21,036	1,029,712
Steven Madden Ltd. (b)	12,780	406,021
Tapestry, Inc.	35,425	1,018,469
Under Armour, Inc. Class A (a)	32,706	224,036
Under Armour, Inc. Class C (a) (b)	32,556	207,707
VF Corp. (b)	52,379	925,537
Wolverine World Wide, Inc.	13,243	106,739
		31,519,949
TOBACCO — 0.6%
Altria Group, Inc.	291,090	12,240,335
Philip Morris International, Inc.	254,086	23,523,282
Universal Corp.	2,824	133,321
Vector Group Ltd.	20,097	213,832
		36,110,770
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	6,633	$1,025,528
Boise Cascade Co.	6,260	645,030
DXP Enterprises, Inc. (a)	2,596	90,704
Fastenal Co.	93,673	5,118,293
GATX Corp.	5,564	605,530
GMS, Inc. (a)	6,041	386,443
MSC Industrial Direct Co., Inc. Class A	7,604	746,333
NOW, Inc. (a)	11,435	135,733
United Rentals, Inc.	11,204	4,980,962
Veritiv Corp.	2,658	448,936
Watsco, Inc. (b)	5,334	2,014,759
WESCO International, Inc.	7,436	1,069,446
WW Grainger, Inc.	7,326	5,068,420
		22,336,117
WATER UTILITIES — 0.1%
American States Water Co.	5,821	457,996
American Water Works Co., Inc.	29,633	3,669,455
California Water Service Group	8,504	402,324
Essential Utilities, Inc.	36,583	1,255,894
Middlesex Water Co.	2,773	183,711
SJW Group	4,416	265,446
		6,234,826
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	11,011	131,361
NII Holdings, Inc. (a) (b)	11,225	1,459
Shenandoah Telecommunications Co.	8,134	167,642
Telephone & Data Systems, Inc.	17,389	318,393
T-Mobile U.S., Inc. (a)	84,943	11,896,267
		12,515,122
TOTAL COMMON STOCKS (Cost $5,437,127,754)		6,427,989,145
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f) (g)	16,974,596	16,977,991
State Street Navigator Securities Lending Portfolio II (h) (i)	26,599,755	26,599,755
TOTAL SHORT-TERM INVESTMENTS (Cost $43,576,177)		43,577,746
TOTAL INVESTMENTS — 100.3% (Cost $5,480,703,931)		6,471,566,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(21,328,627)
NET ASSETS — 100.0%		$6,450,238,264

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	98	12/15/2023	$22,113,826	$21,194,950	$(918,876)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,427,987,686	$1,459	$0(a)	$6,427,989,145
Short-Term Investments	43,577,746	—	—	43,577,746
TOTAL INVESTMENTS	$6,471,565,432	$1,459	$0	$6,471,566,891
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(918,876)	$—	$—	$(918,876)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(918,876)	$—	$—	$(918,876)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	56,455	$4,131,377	$110,421	$413,350	$(128,644)	$(199,470)	52,275	$3,500,334	$—
State Street Institutional Liquid Reserves Fund, Premier Class	9,420,116	9,422,000	44,972,178	37,415,720	(373)	(94)	16,974,596	16,977,991	210,646
State Street Navigator Securities Lending Portfolio II	28,869,269	28,869,269	211,294,940	213,564,454	—	—	26,599,755	26,599,755	89,381
Total		$42,422,646	$256,377,539	$251,393,524	$(129,017)	$(199,564)		$47,078,080	$300,027
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.	40	$8,839
Huntington Ingalls Industries, Inc.	10	2,046
L3Harris Technologies, Inc.	30	5,224
Lockheed Martin Corp.	40	16,358
		32,467
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	20	1,722
FedEx Corp.	40	10,597
United Parcel Service, Inc. Class B	110	17,146
		29,465
AUTOMOBILES — 0.1%
Thor Industries, Inc.	20	1,903
BANKS — 9.5%
Associated Banc-Corp.	30	513
Bank of America Corp.	1,440	39,427
Bank of Hawaii Corp.	10	497
Bank of New York Mellon Corp.	170	7,250
Bank OZK	20	741
BankUnited, Inc.	10	227
Banner Corp.	10	424
Cadence Bank	40	849
Cathay General Bancorp	20	695
Citigroup, Inc.	440	18,097
Citizens Financial Group, Inc.	90	2,412
Columbia Banking System, Inc.	50	1,015
Comerica, Inc.	30	1,247
Community Bank System, Inc.	10	422
CVB Financial Corp.	20	331
Fifth Third Bancorp	150	3,800
First Financial Bancorp	20	392
FNB Corp.	80	863
Fulton Financial Corp.	30	363
Glacier Bancorp, Inc.	20	570
Goldman Sachs Group, Inc.	70	22,650
Home BancShares, Inc.	40	838
Huntington Bancshares, Inc.	300	3,120
International Bancshares Corp.	10	433
JPMorgan Chase & Co.	640	92,813
KeyCorp	170	1,829
M&T Bank Corp.	30	3,794
Morgan Stanley	280	22,868
Northern Trust Corp.	50	3,474
Old National Bancorp	60	872
PNC Financial Services Group, Inc.	90	11,049
Prosperity Bancshares, Inc.	20	1,092
Regions Financial Corp.	200	3,440
Simmons First National Corp. Class A	30	509
State Street Corp.	80	5,357
Synovus Financial Corp.	30	834
Truist Financial Corp.	290	8,297
Trustmark Corp.	10	217
U.S. Bancorp	280	9,257
Security Description	Shares	Value
United Bankshares, Inc.	30	$828
Valley National Bancorp	80	685
Washington Federal, Inc.	10	256
Webster Financial Corp.	30	1,209
Zions Bancorp NA	30	1,047
		276,903
BEVERAGES — 2.9%
Coca-Cola Co.	720	40,306
PepsiCo, Inc.	260	44,054
		84,360
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	230	34,284
Amgen, Inc.	70	18,813
Gilead Sciences, Inc.	170	12,740
		65,837
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	20	1,323
Fortune Brands Innovations, Inc.	20	1,243
Lennox International, Inc.	10	3,744
Masco Corp.	40	2,138
Owens Corning	10	1,364
Trane Technologies PLC	40	8,117
		17,929
CAPITAL MARKETS — 1.1%
BlackRock, Inc.	30	19,395
Evercore, Inc. Class A	10	1,379
Federated Hermes, Inc.	20	677
Franklin Resources, Inc.	60	1,475
Janus Henderson Group PLC	30	775
Jefferies Financial Group, Inc.	40	1,465
T Rowe Price Group, Inc.	50	5,243
		30,409
CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	70	19,838
Avient Corp.	30	1,060
Cabot Corp.	20	1,385
Celanese Corp.	30	3,765
CF Industries Holdings, Inc.	50	4,287
Eastman Chemical Co.	40	3,069
FMC Corp.	40	2,679
International Flavors & Fragrances, Inc.	70	4,772
LyondellBasell Industries NV Class A	80	7,576
PPG Industries, Inc.	70	9,086
RPM International, Inc.	40	3,792
Scotts Miracle-Gro Co.	10	517
Sensient Technologies Corp.	10	585
		62,411
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	10	400
Brady Corp. Class A	10	549
Waste Management, Inc.	60	9,147
		10,096

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 4.2%
Cisco Systems, Inc.	2,160	$116,122
Juniper Networks, Inc.	190	5,280
		121,402
CONSUMER FINANCE — 0.0% (a)
Navient Corp.	20	344
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Sysco Corp.	100	6,605
Target Corp.	90	9,951
Walgreens Boots Alliance, Inc.	130	2,891
		19,447
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	440	4,030
Avery Dennison Corp.	20	3,653
Packaging Corp. of America	30	4,607
Sealed Air Corp.	40	1,314
Sonoco Products Co.	30	1,631
		15,235
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	60	2,584
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
Cogent Communications Holdings, Inc.	30	1,857
Verizon Communications, Inc.	3,060	99,175
		101,032
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	10	528
American Electric Power Co., Inc.	90	6,770
Duke Energy Corp.	140	12,356
Edison International	70	4,430
Entergy Corp.	40	3,700
Evergy, Inc.	40	2,028
FirstEnergy Corp.	100	3,418
Hawaiian Electric Industries, Inc.	20	246
OGE Energy Corp.	40	1,333
Pinnacle West Capital Corp.	20	1,474
Portland General Electric Co.	20	810
Southern Co.	200	12,944
		50,037
ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	60	12,797
Emerson Electric Co.	90	8,691
Hubbell, Inc.	10	3,134
nVent Electric PLC	30	1,590
Rockwell Automation, Inc.	20	5,717
		31,929
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Avnet, Inc.	50	2,410
Corning, Inc.	440	13,407
National Instruments Corp.	70	4,173
TE Connectivity Ltd.	170	21,000
Security Description	Shares	Value
Vishay Intertechnology, Inc.	70	$1,730
		42,720
FINANCIAL SERVICES — 0.3%
Fidelity National Information Services, Inc.	120	6,633
Western Union Co.	80	1,054
		7,687
FOOD PRODUCTS — 0.7%
Campbell Soup Co.	40	1,643
Conagra Brands, Inc.	90	2,468
Flowers Foods, Inc.	40	887
General Mills, Inc.	110	7,039
Ingredion, Inc.	10	984
J M Smucker Co.	20	2,458
Kellogg Co.	50	2,975
Tyson Foods, Inc. Class A	50	2,525
		20,979
GAS UTILITIES — 0.1%
Southwest Gas Holdings, Inc.	10	604
Spire, Inc.	10	566
UGI Corp.	40	920
		2,090
GROUND TRANSPORTATION — 0.9%
Norfolk Southern Corp.	40	7,877
Ryder System, Inc.	10	1,069
Union Pacific Corp.	90	18,327
		27,273
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	230	22,275
Becton Dickinson & Co.	40	10,341
DENTSPLY SIRONA, Inc.	30	1,025
Medtronic PLC	180	14,105
		47,746
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	40	3,473
Cigna Group	40	11,443
CVS Health Corp.	160	11,171
Patterson Cos., Inc.	10	296
Quest Diagnostics, Inc.	10	1,219
UnitedHealth Group, Inc.	120	60,503
		88,105
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	40	820
Healthcare Realty Trust, Inc. REIT	150	2,290
Medical Properties Trust, Inc. REIT	230	1,254
Omega Healthcare Investors, Inc. REIT	90	2,984
Physicians Realty Trust REIT	90	1,097
		8,445
HOTELS, RESTAURANTS & LEISURE — 4.0%
McDonald's Corp.	290	76,398
Starbucks Corp.	430	39,246
		115,644

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	60	$6,312
Leggett & Platt, Inc.	50	1,270
MDC Holdings, Inc.	20	825
Whirlpool Corp.	20	2,674
		11,081
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co.	20	2,621
Energizer Holdings, Inc.	10	320
Kimberly-Clark Corp.	70	8,460
		11,401
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	90	8,426
Honeywell International, Inc.	110	20,321
		28,747
INSURANCE — 1.0%
Cincinnati Financial Corp.	40	4,092
First American Financial Corp.	20	1,130
Lincoln National Corp.	30	741
MetLife, Inc.	140	8,807
Old Republic International Corp.	60	1,616
Principal Financial Group, Inc.	50	3,603
Prudential Financial, Inc.	80	7,591
Unum Group	40	1,968
		29,548
IT SERVICES — 5.9%
Accenture PLC Class A	340	104,417
International Business Machines Corp.	470	65,941
		170,358
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	50	3,307
Polaris, Inc.	20	2,083
		5,390
MACHINERY — 2.3%
Barnes Group, Inc.	10	340
Caterpillar, Inc.	80	21,840
Crane Co.	10	888
Crane NXT Co.	30	1,667
Cummins, Inc.	20	4,569
Donaldson Co., Inc.	20	1,193
Flowserve Corp.	20	795
Hillenbrand, Inc.	10	423
Illinois Tool Works, Inc.	40	9,212
Kennametal, Inc.	10	249
Lincoln Electric Holdings, Inc.	10	1,818
Mueller Industries, Inc.	10	752
Oshkosh Corp.	10	954
PACCAR, Inc.	80	6,802
Parker-Hannifin Corp.	20	7,790
Pentair PLC	30	1,942
Snap-on, Inc.	10	2,551
Stanley Black & Decker, Inc.	20	1,672
Security Description	Shares	Value
Timken Co.	10	$735
Trinity Industries, Inc.	10	244
		66,436
MARINE TRANSPORTATION — 0.0% (a)
Matson, Inc.	10	887
MEDIA — 4.7%
Comcast Corp. Class A	2,650	117,501
Interpublic Group of Cos., Inc.	300	8,598
Omnicom Group, Inc.	150	11,172
		137,271
METALS & MINING — 0.2%
Reliance Steel & Aluminum Co.	20	5,245
MULTI-UTILITIES — 0.6%
Avista Corp.	10	324
Black Hills Corp.	10	506
Consolidated Edison, Inc.	60	5,132
NiSource, Inc.	80	1,974
Northwestern Energy Group, Inc.	10	480
Public Service Enterprise Group, Inc.	90	5,122
WEC Energy Group, Inc.	60	4,833
		18,371
OFFICE REITs — 0.2%
Boston Properties, Inc. REIT	50	2,974
Highwoods Properties, Inc. REIT	40	824
Kilroy Realty Corp. REIT	40	1,265
		5,063
OIL, GAS & CONSUMABLE FUELS — 4.7%
Chevron Corp.	260	43,841
DT Midstream, Inc.	10	529
Exxon Mobil Corp.	630	74,075
ONEOK, Inc.	60	3,806
Phillips 66	60	7,209
Valero Energy Corp.	50	7,086
		136,546
PERSONAL CARE PRODUCTS — 0.1%
Kenvue, Inc.	180	3,615
Nu Skin Enterprises, Inc. Class A	10	212
		3,827
PHARMACEUTICALS — 6.5%
Bristol-Myers Squibb Co.	280	16,251
Eli Lilly & Co.	110	59,084
Johnson & Johnson	320	49,840
Merck & Co., Inc.	370	38,092
Organon & Co.	30	521
Perrigo Co. PLC	20	639
Pfizer, Inc.	760	25,209
		189,636
PROFESSIONAL SERVICES — 0.9%
Automatic Data Processing, Inc.	60	14,435
Broadridge Financial Solutions, Inc.	20	3,581
Insperity, Inc.	10	976

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
ManpowerGroup, Inc.	10	$733
Paychex, Inc.	50	5,766
Robert Half, Inc.	20	1,466
		26,957
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	30	2,719
NNN REIT, Inc.	70	2,474
Realty Income Corp. REIT	270	13,483
		18,676
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.9%
Analog Devices, Inc.	280	49,025
Broadcom, Inc.	220	182,728
Microchip Technology, Inc.	300	23,415
QUALCOMM, Inc.	580	64,415
Skyworks Solutions, Inc.	80	7,887
Texas Instruments, Inc.	480	76,325
		403,795
SPECIALIZED REITs — 1.5%
Crown Castle, Inc. REIT	190	17,486
CubeSmart REIT	100	3,813
Digital Realty Trust, Inc. REIT	120	14,522
Four Corners Property Trust, Inc. REIT	30	666
Iron Mountain, Inc. REIT	110	6,539
National Storage Affiliates Trust REIT	40	1,270
		44,296
SPECIALTY RETAIL — 5.9%
Best Buy Co., Inc.	70	4,863
Home Depot, Inc.	380	114,821
Lowe's Cos., Inc.	230	47,803
Williams-Sonoma, Inc.	20	3,108
		170,595
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Hewlett Packard Enterprise Co.	680	11,812
Security Description	Shares	Value
HP, Inc.	450	$11,565
NetApp, Inc.	110	8,347
Seagate Technology Holdings PLC	110	7,254
		38,978
TOBACCO — 1.5%
Altria Group, Inc.	340	14,297
Philip Morris International, Inc.	300	27,774
		42,071
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	100	5,464
GATX Corp.	10	1,088
MSC Industrial Direct Co., Inc. Class A	10	982
Watsco, Inc.	10	3,777
		11,311
TOTAL COMMON STOCKS (Cost $2,998,021)		2,890,965
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (b) (c) (Cost $9,253)	9,251	9,253
TOTAL INVESTMENTS — 99.9% (Cost $3,007,274)		2,900,218
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,064
NET ASSETS — 100.0%		$2,903,282
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,890,965	$—	$—	$2,890,965
Short-Term Investment	9,253	—	—	9,253
TOTAL INVESTMENTS	$2,900,218	$—	$—	$2,900,218
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$9,253	$—	$—	$—	9,251	$9,253	$1
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
BWX Technologies, Inc.	8,146	$610,787
Curtiss-Wright Corp.	3,446	674,141
General Dynamics Corp.	6,504	1,437,189
HEICO Corp.	2,405	389,442
HEICO Corp. Class A	4,543	587,046
Hexcel Corp.	4,063	264,664
Huntington Ingalls Industries, Inc.	7,414	1,516,756
L3Harris Technologies, Inc.	5,450	948,954
Textron, Inc.	10,092	788,589
Woodward, Inc.	2,950	366,567
		7,584,135
AIR FREIGHT & LOGISTICS — 1.4%
CH Robinson Worldwide, Inc.	31,262	2,692,596
Expeditors International of Washington, Inc.	25,914	2,970,522
FedEx Corp.	6,200	1,642,504
		7,305,622
AUTOMOBILE COMPONENTS — 1.1%
BorgWarner, Inc.	47,023	1,898,318
Gentex Corp.	61,352	1,996,394
Lear Corp.	14,789	1,984,684
Phinia, Inc.	9,328	249,897
		6,129,293
AUTOMOBILES — 0.2%
Thor Industries, Inc.	12,436	1,183,037
BANKS — 0.9%
Bank OZK	8,634	320,062
BOK Financial Corp.	2,931	234,421
Columbia Banking System, Inc.	18,612	377,824
Commerce Bancshares, Inc.	9,000	431,820
Cullen/Frost Bankers, Inc.	2,771	252,743
East West Bancorp, Inc.	5,950	313,625
First Hawaiian, Inc.	7,948	143,461
FNB Corp.	35,816	386,455
M&T Bank Corp.	5,535	699,901
Pinnacle Financial Partners, Inc.	4,683	313,948
Popular, Inc.	6,882	433,635
Prosperity Bancshares, Inc.	7,508	409,787
Wintrust Financial Corp.	5,041	380,595
		4,698,277
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	616	239,951
Brown-Forman Corp. Class A	2,844	165,236
Brown-Forman Corp. Class B	8,319	479,923
Constellation Brands, Inc. Class A	5,171	1,299,627
Molson Coors Beverage Co. Class B	9,884	628,524
		2,813,261
BIOTECHNOLOGY — 0.9%
Exelixis, Inc. (a)	33,248	726,469
Security Description	Shares	Value
Incyte Corp. (a)	25,086	$1,449,218
Neurocrine Biosciences, Inc. (a)	9,531	1,072,238
United Therapeutics Corp. (a)	6,259	1,413,720
		4,661,645
BROADLINE RETAIL — 0.3%
eBay, Inc.	19,597	864,032
Macy's, Inc.	52,297	607,168
		1,471,200
BUILDING PRODUCTS — 2.5%
A O Smith Corp.	13,956	922,910
Advanced Drainage Systems, Inc.	1,673	190,437
Allegion PLC	3,695	385,019
Armstrong World Industries, Inc.	8,504	612,288
Builders FirstSource, Inc. (a)	7,806	971,769
Carlisle Cos., Inc.	5,901	1,529,893
Carrier Global Corp.	23,973	1,323,310
Fortune Brands Innovations, Inc.	21,204	1,318,041
Johnson Controls International PLC	17,096	909,678
Lennox International, Inc.	1,772	663,508
Masco Corp.	37,570	2,008,116
Owens Corning	6,756	921,586
Trane Technologies PLC	7,268	1,474,750
		13,231,305
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	9,658	1,258,824
Carlyle Group, Inc.	9,318	281,031
Cboe Global Markets, Inc.	6,250	976,312
Evercore, Inc. Class A	9,400	1,296,072
FactSet Research Systems, Inc.	4,372	1,911,701
Franklin Resources, Inc.	26,743	657,343
Houlihan Lokey, Inc.	8,950	958,724
Interactive Brokers Group, Inc. Class A	4,480	387,789
Invesco Ltd.	21,201	307,839
Janus Henderson Group PLC	25,064	647,152
Lazard Ltd. Class A	21,648	671,304
LPL Financial Holdings, Inc.	6,126	1,455,844
MarketAxess Holdings, Inc.	2,474	528,545
Nasdaq, Inc.	17,621	856,204
SEI Investments Co.	27,768	1,672,467
Stifel Financial Corp.	7,833	481,260
T Rowe Price Group, Inc.	17,362	1,820,753
Tradeweb Markets, Inc. Class A	7,754	621,871
Virtu Financial, Inc. Class A	10,750	185,652
		16,976,687
CHEMICALS — 3.0%
Ashland, Inc.	4,888	399,252
Axalta Coating Systems Ltd. (a)	10,034	269,915
CF Industries Holdings, Inc.	53,429	4,581,002
Dow, Inc.	28,376	1,463,066
DuPont de Nemours, Inc.	11,696	872,405
Eastman Chemical Co.	8,631	662,170
Element Solutions, Inc.	10,429	204,513
FMC Corp.	5,168	346,101

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Huntsman Corp.	47,305	$1,154,242
LyondellBasell Industries NV Class A	43,190	4,090,093
NewMarket Corp.	1,686	767,197
RPM International, Inc.	7,328	694,768
Westlake Corp.	5,068	631,828
		16,136,552
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Clean Harbors, Inc. (a)	8,925	1,493,688
Copart, Inc. (a)	30,101	1,297,052
Driven Brands Holdings, Inc. (a)	2,729	34,358
MSA Safety, Inc.	2,544	401,062
RB Global, Inc. (b)	16,703	1,043,938
Republic Services, Inc.	7,840	1,117,278
Rollins, Inc.	19,365	722,896
Stericycle, Inc. (a)	7,461	333,581
Tetra Tech, Inc.	5,881	894,088
		7,337,941
COMMUNICATIONS EQUIPMENT — 0.7%
F5, Inc. (a)	16,432	2,647,852
Juniper Networks, Inc.	25,888	719,428
Lumentum Holdings, Inc. (a)	2,653	119,863
		3,487,143
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	17,893	1,485,835
EMCOR Group, Inc.	9,446	1,987,344
MDU Resources Group, Inc.	54,248	1,062,176
Quanta Services, Inc.	8,303	1,553,242
Valmont Industries, Inc.	3,758	902,709
		6,991,306
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,116	851,916
CONSUMER FINANCE — 0.3%
Credit Acceptance Corp. (a)	597	274,692
Discover Financial Services	11,997	1,039,300
Synchrony Financial	12,609	385,457
		1,699,449
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
Albertsons Cos., Inc. Class A	100,608	2,288,832
BJ's Wholesale Club Holdings, Inc. (a)	20,027	1,429,327
Casey's General Stores, Inc.	10,152	2,756,471
Dollar General Corp.	9,614	1,017,161
Grocery Outlet Holding Corp. (a)	15,752	454,445
Kroger Co.	73,199	3,275,656
Walgreens Boots Alliance, Inc.	26,658	592,874
		11,814,766
CONTAINERS & PACKAGING — 3.3%
Amcor PLC	122,976	1,126,460
AptarGroup, Inc.	7,552	944,302
Ardagh Group SA (a) (b)	1,132	8,858
Ardagh Metal Packaging SA (b)	16,864	52,784
Security Description	Shares	Value
Avery Dennison Corp.	9,721	$1,775,735
Ball Corp.	15,251	759,195
Berry Global Group, Inc.	21,320	1,319,921
Crown Holdings, Inc.	11,155	986,995
Graphic Packaging Holding Co.	68,008	1,515,218
International Paper Co.	89,639	3,179,495
Packaging Corp. of America	19,747	3,032,152
Sealed Air Corp.	18,103	594,865
Silgan Holdings, Inc.	21,766	938,332
Sonoco Products Co.	11,659	633,667
Westrock Co.	29,294	1,048,725
		17,916,704
DISTRIBUTORS — 1.3%
Genuine Parts Co.	16,256	2,347,041
LKQ Corp.	68,449	3,388,910
Pool Corp.	3,079	1,096,432
		6,832,383
DIVERSIFIED CONSUMER SERVICES — 0.7%
Grand Canyon Education, Inc. (a)	7,719	902,197
H&R Block, Inc.	41,505	1,787,205
Mister Car Wash, Inc. (a) (b)	3,366	18,547
Service Corp. International	15,973	912,697
		3,620,646
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	13,995	756,850
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Frontier Communications Parent, Inc. (a)	12,708	198,880
GCI Liberty, Inc. (a) (d)	10,520	—
		198,880
ELECTRIC UTILITIES — 3.4%
Alliant Energy Corp.	17,975	870,889
American Electric Power Co., Inc.	23,547	1,771,205
Avangrid, Inc.	6,342	191,338
Edison International	19,246	1,218,079
Entergy Corp.	18,546	1,715,505
Evergy, Inc.	26,942	1,365,959
Eversource Energy	25,955	1,509,283
Exelon Corp.	47,959	1,812,371
FirstEnergy Corp.	24,500	837,410
Hawaiian Electric Industries, Inc.	29,683	365,398
IDACORP, Inc.	8,090	757,629
NRG Energy, Inc.	16,392	631,420
OGE Energy Corp.	42,199	1,406,493
Pinnacle West Capital Corp.	16,890	1,244,455
PPL Corp.	41,063	967,444
Xcel Energy, Inc.	31,131	1,781,316
		18,446,194
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	7,654	1,303,553
AMETEK, Inc.	7,367	1,088,548
Hubbell, Inc.	3,834	1,201,614
nVent Electric PLC	7,158	379,302

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Regal Rexnord Corp.	2,358	$336,911
Sensata Technologies Holding PLC	6,642	251,200
		4,561,128
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Amphenol Corp. Class A	41,099	3,451,905
Arrow Electronics, Inc. (a)	5,045	631,836
Avnet, Inc.	16,885	813,688
CDW Corp.	22,284	4,496,020
Corning, Inc.	65,539	1,996,973
IPG Photonics Corp. (a)	5,472	555,627
Jabil, Inc.	35,340	4,484,293
Keysight Technologies, Inc. (a)	6,903	913,336
Littelfuse, Inc.	2,117	523,576
TD SYNNEX Corp.	11,257	1,124,124
Teledyne Technologies, Inc. (a)	1,618	661,083
Trimble, Inc. (a)	7,742	416,984
Vontier Corp.	12,437	384,552
		20,453,997
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	15,491	1,865,116
Liberty Media Corp.-Liberty Formula One Class A (a)	1,139	64,399
Liberty Media Corp.-Liberty Live Class A (a)	1,957	62,468
Liberty Media Corp.-Liberty Live Class C (a)	4,523	145,188
Live Nation Entertainment, Inc. (a)	13,143	1,091,395
Madison Square Garden Sports Corp.	2,807	494,874
		3,723,440
FINANCIAL SERVICES — 0.9%
Corebridge Financial, Inc.	7,748	153,023
Euronet Worldwide, Inc. (a)	6,017	477,629
FleetCor Technologies, Inc. (a)	2,339	597,240
Jack Henry & Associates, Inc.	8,020	1,212,143
MGIC Investment Corp.	21,883	365,227
Voya Financial, Inc.	5,728	380,626
Western Union Co.	78,621	1,036,225
WEX, Inc. (a)	2,601	489,222
		4,711,335
FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.	77,839	5,870,617
Campbell Soup Co.	16,182	664,757
Conagra Brands, Inc.	26,913	737,955
Darling Ingredients, Inc. (a)	6,112	319,046
Flowers Foods, Inc.	50,916	1,129,317
Hershey Co.	7,825	1,565,626
Hormel Foods Corp.	31,245	1,188,247
Ingredion, Inc.	12,647	1,244,465
J M Smucker Co.	9,840	1,209,434
Kellogg Co.	23,322	1,387,892
Pilgrim's Pride Corp. (a)	11,126	254,007
Post Holdings, Inc. (a)	11,257	965,175
Security Description	Shares	Value
Seaboard Corp.	72	$270,216
Tyson Foods, Inc. Class A	33,278	1,680,206
		18,486,960
GAS UTILITIES — 0.6%
Atmos Energy Corp.	8,207	869,368
National Fuel Gas Co.	24,063	1,249,110
UGI Corp.	56,598	1,301,754
		3,420,232
GROUND TRANSPORTATION — 1.6%
Avis Budget Group, Inc. (a)	3,683	661,798
JB Hunt Transport Services, Inc.	14,114	2,660,771
Knight-Swift Transportation Holdings, Inc.	34,609	1,735,641
Landstar System, Inc.	9,764	1,727,642
Ryder System, Inc.	4,631	495,286
Saia, Inc. (a)	686	273,474
Schneider National, Inc. Class B	14,837	410,837
U-Haul Holding Co. (a) (b) (e)	2,053	112,032
U-Haul Holding Co. (e)	5,844	306,167
		8,383,648
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Enovis Corp. (a)	14,205	749,030
Globus Medical, Inc. Class A (a)	5,566	276,352
Hologic, Inc. (a)	37,709	2,617,004
Integra LifeSciences Holdings Corp. (a)	4,989	190,530
Teleflex, Inc.	1,602	314,649
		4,147,565
HEALTH CARE PROVIDERS & SERVICES — 8.4%
Acadia Healthcare Co., Inc. (a)	9,240	649,664
Amedisys, Inc. (a)	2,095	195,673
Cardinal Health, Inc.	57,560	4,997,359
Cencora, Inc.	37,291	6,711,261
Centene Corp. (a)	91,771	6,321,186
Chemed Corp.	2,850	1,481,145
CVS Health Corp.	46,708	3,261,153
DaVita, Inc. (a)	2,443	230,937
Encompass Health Corp.	13,661	917,473
Henry Schein, Inc. (a)	34,397	2,553,977
Humana, Inc.	4,907	2,387,354
Laboratory Corp. of America Holdings	8,314	1,671,530
McKesson Corp.	13,179	5,730,888
Molina Healthcare, Inc. (a)	12,080	3,960,911
Premier, Inc. Class A	32,115	690,473
Quest Diagnostics, Inc.	18,193	2,216,999
Tenet Healthcare Corp. (a)	4,543	299,338
Universal Health Services, Inc. Class B	7,641	960,703
		45,238,024
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	36,205	664,724

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Medical Properties Trust, Inc. REIT (b)	36,385	$198,298
Omega Healthcare Investors, Inc. REIT	26,118	866,073
		1,729,095
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	50,065	804,545
HOTELS, RESTAURANTS & LEISURE — 1.8%
Boyd Gaming Corp.	15,510	943,473
Choice Hotels International, Inc. (b)	2,806	343,763
Domino's Pizza, Inc.	4,901	1,856,450
Expedia Group, Inc. (a)	6,701	690,672
Hyatt Hotels Corp. Class A	3,210	340,517
Marriott Vacations Worldwide Corp.	4,457	448,508
MGM Resorts International (a)	20,946	769,975
Texas Roadhouse, Inc.	3,980	382,478
Travel & Leisure Co.	13,104	481,310
Vail Resorts, Inc.	3,159	700,950
Wendy's Co.	13,872	283,128
Yum! Brands, Inc.	17,788	2,222,433
		9,463,657
HOUSEHOLD DURABLES — 2.6%
Garmin Ltd.	15,124	1,591,045
Leggett & Platt, Inc.	10,095	256,514
Lennar Corp. Class A	25,494	2,861,191
Mohawk Industries, Inc. (a)	3,486	299,134
Newell Brands, Inc.	14,088	127,215
NVR, Inc. (a)	643	3,834,402
PulteGroup, Inc.	27,914	2,067,032
Tempur Sealy International, Inc.	7,843	339,915
Toll Brothers, Inc.	30,108	2,226,788
Whirlpool Corp.	3,068	410,191
		14,013,427
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	10,711	981,449
Clorox Co.	6,324	828,823
Kimberly-Clark Corp.	16,095	1,945,081
Reynolds Consumer Products, Inc.	6,016	154,190
Spectrum Brands Holdings, Inc.	1,480	115,958
		4,025,501
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	23,635	359,252
Brookfield Renewable Corp. Class A (b)	8,850	211,869
Clearway Energy, Inc. Class A	5,888	117,289
Clearway Energy, Inc. Class C	12,808	271,017
		959,427
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	23,519	2,201,849
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	3,781	629,650
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	25,238	$1,201,076
STAG Industrial, Inc. REIT	11,584	399,764
		2,230,490
INSURANCE — 3.2%
Arch Capital Group Ltd. (a)	17,037	1,358,019
Assurant, Inc.	3,516	504,827
Assured Guaranty Ltd.	3,955	239,357
Axis Capital Holdings Ltd.	7,402	417,251
Brown & Brown, Inc.	16,429	1,147,401
CNA Financial Corp.	2,397	94,322
Everest Group Ltd.	2,666	990,872
Fidelity National Financial, Inc.	31,542	1,302,685
First American Financial Corp.	9,515	537,502
Globe Life, Inc.	7,465	811,670
Hanover Insurance Group, Inc.	3,501	388,541
Kinsale Capital Group, Inc.	1,406	582,267
Loews Corp.	12,710	804,670
Old Republic International Corp.	33,844	911,757
Primerica, Inc.	2,558	496,278
Principal Financial Group, Inc.	15,012	1,081,915
Reinsurance Group of America, Inc.	4,584	665,551
RLI Corp.	10,997	1,494,382
W R Berkley Corp.	35,200	2,234,848
Willis Towers Watson PLC	4,242	886,408
		16,950,523
IT SERVICES — 3.1%
Akamai Technologies, Inc. (a)	29,816	3,176,597
Amdocs Ltd.	32,345	2,732,829
Cognizant Technology Solutions Corp. Class A	88,746	6,011,654
Gartner, Inc. (a)	6,462	2,220,408
VeriSign, Inc. (a)	12,565	2,544,789
		16,686,277
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	4,025	317,975
Polaris, Inc.	14,728	1,533,774
		1,851,749
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	11,157	1,247,576
Bio-Techne Corp.	7,628	519,238
Fortrea Holdings, Inc. (a)	8,253	235,953
QIAGEN NV (a)	20,689	837,904
Waters Corp. (a)	3,904	1,070,516
West Pharmaceutical Services, Inc.	3,076	1,154,146
		5,065,333
MACHINERY — 4.1%
AGCO Corp.	9,977	1,180,080
Allison Transmission Holdings, Inc.	24,852	1,467,759
CNH Industrial NV	60,916	737,084
Crane NXT Co.	4,828	268,292
Cummins, Inc.	4,966	1,134,532
Donaldson Co., Inc.	19,161	1,142,762

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dover Corp.	6,123	$854,220
Esab Corp.	3,402	238,888
Flowserve Corp.	3,481	138,439
Fortive Corp.	12,716	943,019
Gates Industrial Corp. PLC (a)	3,850	44,698
Graco, Inc.	14,724	1,073,085
IDEX Corp.	3,950	821,679
ITT, Inc.	5,843	572,088
Lincoln Electric Holdings, Inc.	4,410	801,694
Middleby Corp. (a)	1,906	243,968
Nordson Corp.	5,956	1,329,200
Oshkosh Corp.	16,886	1,611,431
Otis Worldwide Corp.	18,653	1,498,022
PACCAR, Inc.	29,563	2,513,446
Snap-on, Inc.	4,577	1,167,410
Timken Co.	7,379	542,283
Toro Co.	5,457	453,477
Westinghouse Air Brake Technologies Corp.	10,702	1,137,302
		21,914,858
MARINE TRANSPORTATION — 0.1%
Kirby Corp. (a)	4,110	340,308
MEDIA — 1.9%
Cable One, Inc.	745	458,652
Charter Communications, Inc. Class A (a)	3,958	1,740,808
Fox Corp. Class A	22,520	702,624
Fox Corp. Class B	11,474	331,369
Interpublic Group of Cos., Inc.	21,747	623,269
Liberty Broadband Corp. Class A (a)	1,728	157,092
Liberty Broadband Corp. Class C (a)	10,510	959,773
Liberty Media Corp.-Liberty SiriusXM Class A (a)	7,631	194,209
Liberty Media Corp.-Liberty SiriusXM Class C (a)	18,092	460,622
New York Times Co. Class A	16,709	688,411
News Corp. Class A	43,312	868,839
News Corp. Class B	13,244	276,402
Nexstar Media Group, Inc.	8,867	1,271,262
Omnicom Group, Inc.	11,379	847,508
Sirius XM Holdings, Inc. (b)	136,269	615,936
		10,196,776
METALS & MINING — 1.5%
Nucor Corp.	15,986	2,499,411
Reliance Steel & Aluminum Co.	15,975	4,189,124
Royal Gold, Inc.	4,045	430,105
Steel Dynamics, Inc.	8,190	878,132
		7,996,772
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
Annaly Capital Management, Inc. REIT	48,354	909,539
Security Description	Shares	Value
Rithm Capital Corp. REIT	76,588	$711,502
Starwood Property Trust, Inc. REIT (b)	21,303	412,213
		2,033,254
MULTI-UTILITIES — 2.1%
Ameren Corp.	24,356	1,822,560
CenterPoint Energy, Inc.	33,344	895,286
CMS Energy Corp.	22,475	1,193,647
Consolidated Edison, Inc.	22,073	1,887,904
DTE Energy Co.	16,926	1,680,413
NiSource, Inc.	59,305	1,463,647
Public Service Enterprise Group, Inc.	17,864	1,016,640
WEC Energy Group, Inc.	17,732	1,428,313
		11,388,410
OFFICE REITs — 0.4%
Boston Properties, Inc. REIT	20,685	1,230,344
Cousins Properties, Inc. REIT	10,817	220,342
Highwoods Properties, Inc. REIT	11,980	246,908
Kilroy Realty Corp. REIT	8,064	254,903
		1,952,497
OIL, GAS & CONSUMABLE FUELS — 5.3%
Cheniere Energy, Inc.	21,437	3,557,684
Chesapeake Energy Corp. (b)	24,661	2,126,518
Coterra Energy, Inc.	82,874	2,241,742
Diamondback Energy, Inc.	9,815	1,520,147
DT Midstream, Inc.	5,574	294,976
HF Sinclair Corp.	30,945	1,761,699
Marathon Petroleum Corp.	34,590	5,234,850
ONEOK, Inc.	19,862	1,259,847
Phillips 66	27,771	3,336,686
Pioneer Natural Resources Co.	11,989	2,752,075
Texas Pacific Land Corp.	219	399,360
Valero Energy Corp.	29,144	4,129,996
		28,615,580
PAPER & FOREST PRODUCTS — 0.0% (c)
Louisiana-Pacific Corp.	2,139	118,222
PASSENGER AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	33,964	1,259,385
Southwest Airlines Co.	51,439	1,392,454
		2,651,839
PERSONAL CARE PRODUCTS — 0.3%
Coty, Inc. Class A (a)	13,437	147,404
Estee Lauder Cos., Inc. Class A	11,458	1,656,254
		1,803,658
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	9,129	1,181,658
Organon & Co.	22,374	388,413
Royalty Pharma PLC Class A	25,058	680,074
Viatris, Inc.	74,054	730,172
		2,980,317

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 3.8%
Booz Allen Hamilton Holding Corp.	11,661	$1,274,198
Broadridge Financial Solutions, Inc.	8,641	1,547,171
CACI International, Inc. Class A (a)	6,155	1,932,239
Concentrix Corp.	4,021	322,122
Dun & Bradstreet Holdings, Inc.	28,616	285,874
FTI Consulting, Inc. (a)	3,239	577,870
Genpact Ltd.	34,582	1,251,868
Jacobs Solutions, Inc.	10,965	1,496,723
Leidos Holdings, Inc.	37,314	3,438,858
ManpowerGroup, Inc.	13,646	1,000,525
Paychex, Inc.	12,773	1,473,110
Robert Half, Inc.	28,679	2,101,597
Science Applications International Corp.	14,698	1,551,227
SS&C Technologies Holdings, Inc.	18,382	965,790
Verisk Analytics, Inc.	4,944	1,167,971
		20,387,143
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	36,709	2,711,327
Jones Lang LaSalle, Inc. (a)	6,437	908,775
Lennar Corp. Class B (b)	1,586	162,137
		3,782,239
RESIDENTIAL REITs — 1.4%
Apartment Income REIT Corp.	40,307	1,237,425
AvalonBay Communities, Inc. REIT	7,727	1,327,035
Camden Property Trust REIT	15,771	1,491,621
Equity LifeStyle Properties, Inc. REIT	14,363	915,067
Equity Residential REIT	13,932	817,948
Essex Property Trust, Inc. REIT	3,004	637,118
Mid-America Apartment Communities, Inc. REIT	9,291	1,195,287
		7,621,501
RETAIL REITs — 0.6%
Agree Realty Corp. REIT	4,568	252,336
Federal Realty Investment Trust REIT	8,815	798,904
NNN REIT, Inc.	20,676	730,690
Regency Centers Corp. REIT	16,786	997,760
Spirit Realty Capital, Inc. REIT	15,676	525,616
		3,305,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Cirrus Logic, Inc. (a)	10,874	804,241
Qorvo, Inc. (a)	6,639	633,825
Skyworks Solutions, Inc.	21,800	2,149,262
Universal Display Corp.	3,218	505,194
		4,092,522
SOFTWARE — 0.8%
Dolby Laboratories, Inc. Class A	16,026	1,270,221
Dropbox, Inc. Class A (a)	54,105	1,473,279
Manhattan Associates, Inc. (a)	5,472	1,081,595
Security Description	Shares	Value
Teradata Corp. (a)	13,704	$616,954
		4,442,049
SPECIALIZED REITs — 1.6%
CubeSmart REIT	13,746	524,135
EPR Properties REIT	7,900	328,166
Extra Space Storage, Inc. REIT	12,935	1,572,637
Iron Mountain, Inc. REIT	14,416	857,031
Lamar Advertising Co. Class A REIT	10,977	916,250
National Storage Affiliates Trust REIT	4,570	145,052
Public Storage REIT	8,296	2,186,162
Rayonier, Inc. REIT	10,306	293,309
Weyerhaeuser Co. REIT	65,605	2,011,449
		8,834,191
SPECIALTY RETAIL — 3.5%
Advance Auto Parts, Inc. (b)	4,324	241,841
AutoNation, Inc. (a)	1,180	178,652
AutoZone, Inc. (a)	988	2,509,510
Best Buy Co., Inc.	32,193	2,236,448
Dick's Sporting Goods, Inc.	4,319	468,957
Five Below, Inc. (a)	2,662	428,316
Murphy USA, Inc.	5,400	1,845,342
O'Reilly Automotive, Inc. (a)	2,752	2,501,183
Penske Automotive Group, Inc.	5,442	909,140
Petco Health & Wellness Co., Inc. (a) (b)	4,621	18,900
Tractor Supply Co.	11,381	2,310,912
Ulta Beauty, Inc. (a)	5,886	2,351,163
Williams-Sonoma, Inc. (b)	16,842	2,617,247
		18,617,611
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Hewlett Packard Enterprise Co.	209,068	3,631,511
HP, Inc.	77,063	1,980,519
NetApp, Inc.	32,138	2,438,632
		8,050,662
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	6,049	418,288
Columbia Sportswear Co.	8,728	646,745
Deckers Outdoor Corp. (a)	2,161	1,110,949
Ralph Lauren Corp.	8,629	1,001,741
Skechers USA, Inc. Class A (a)	18,837	922,071
Tapestry, Inc.	14,615	420,181
		4,519,975
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	7,156	282,018
Core & Main, Inc. Class A (a) (b)	9,146	263,862
Fastenal Co.	39,168	2,140,140
MSC Industrial Direct Co., Inc. Class A	8,410	825,441
United Rentals, Inc.	1,714	761,993
Watsco, Inc. (b)	3,802	1,436,091

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
WW Grainger, Inc.	2,195	$1,518,589
		7,228,134
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	19,178	658,381
TOTAL COMMON STOCKS (Cost $508,650,268)		534,785,599
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f) (g)	569,231	569,345
State Street Navigator Securities Lending Portfolio II (h) (i)	5,962,769	5,962,769
TOTAL SHORT-TERM INVESTMENTS (Cost $6,532,114)		6,532,114
TOTAL INVESTMENTS — 101.0% (Cost $515,182,382)		541,317,713
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(5,518,584)
NET ASSETS — 100.0%		$535,799,129

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	8	12/15/2023	$978,005	$948,600	$(29,405)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$534,785,599	$—	$0(a)	$534,785,599
Short-Term Investments	6,532,114	—	—	6,532,114
TOTAL INVESTMENTS	$541,317,713	$—	$0	$541,317,713
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(29,405)	$—	$—	$(29,405)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(29,405)	$—	$—	$(29,405)
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2023.
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	516,604	$516,708	$4,583,190	$4,530,369	$(184)	$—	569,231	$569,345	$9,784
State Street Navigator Securities Lending Portfolio II	2,291,301	2,291,301	26,016,131	22,344,663	—	—	5,962,769	5,962,769	19,821
Total		$2,808,009	$30,599,321	$26,875,032	$(184)	$—		$6,532,114	$29,605
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
Axon Enterprise, Inc. (a)	295	$58,702
Boeing Co. (a)	205	39,294
BWX Technologies, Inc.	1,461	109,546
Curtiss-Wright Corp.	545	106,618
General Dynamics Corp.	533	117,777
HEICO Corp.	478	77,403
HEICO Corp. Class A	959	123,922
Hexcel Corp.	1,149	74,846
Howmet Aerospace, Inc.	3,412	157,805
Huntington Ingalls Industries, Inc.	505	103,313
L3Harris Technologies, Inc.	136	23,680
Lockheed Martin Corp.	231	94,470
Northrop Grumman Corp.	152	66,909
RTX Corp.	544	39,152
Textron, Inc.	2,786	217,698
TransDigm Group, Inc. (a)	104	87,685
Woodward, Inc.	824	102,390
		1,601,210
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc.	3,775	325,141
Expeditors International of Washington, Inc.	4,753	544,836
FedEx Corp.	1,957	518,448
GXO Logistics, Inc. (a)	2,229	130,731
United Parcel Service, Inc. Class B	780	121,579
		1,640,735
AUTOMOBILE COMPONENTS — 0.7%
Aptiv PLC (a)	705	69,506
BorgWarner, Inc.	11,296	456,020
Gentex Corp.	5,587	181,801
Lear Corp.	2,024	271,621
Phinia, Inc.	2,260	60,545
		1,039,493
AUTOMOBILES — 0.8%
Ford Motor Co.	37,218	462,247
General Motors Co.	8,911	293,796
Harley-Davidson, Inc.	1,968	65,062
Tesla, Inc. (a)	59	14,763
Thor Industries, Inc.	3,814	362,826
		1,198,694
BANKS — 0.9%
Bank of New York Mellon Corp.	1,652	70,458
Bank OZK	1,088	40,332
BOK Financial Corp.	317	25,354
Citigroup, Inc.	781	32,123
Citizens Financial Group, Inc.	995	26,666
Columbia Banking System, Inc.	1,609	32,663
Comerica, Inc.	272	11,302
Commerce Bancshares, Inc.	165	7,917
Cullen/Frost Bankers, Inc.	157	14,320
East West Bancorp, Inc.	734	38,689
Security Description	Shares	Value
Fifth Third Bancorp	1,165	$29,509
First Citizens BancShares, Inc. Class A	73	100,747
First Hawaiian, Inc.	481	8,682
First Horizon Corp.	4,244	46,769
FNB Corp.	3,559	38,402
Goldman Sachs Group, Inc.	171	55,330
Huntington Bancshares, Inc.	6,690	69,576
JPMorgan Chase & Co.	123	17,837
KeyCorp	1,648	17,732
M&T Bank Corp.	198	25,037
Morgan Stanley	137	11,189
New York Community Bancorp, Inc.	2,156	24,449
Northern Trust Corp.	309	21,469
NU Holdings Ltd. Class A (a)	15,748	114,173
PNC Financial Services Group, Inc.	186	22,835
Popular, Inc.	241	15,185
Prosperity Bancshares, Inc.	253	13,809
Regions Financial Corp.	2,645	45,494
State Street Corp. (b)	1,827	122,336
Synovus Financial Corp.	541	15,040
Truist Financial Corp.	548	15,678
U.S. Bancorp	404	13,356
Webster Financial Corp.	519	20,921
Wells Fargo & Co.	939	38,368
Western Alliance Bancorp	1,871	86,010
Wintrust Financial Corp.	229	17,289
Zions Bancorp NA	302	10,537
		1,317,583
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	241	93,877
Brown-Forman Corp. Class A	247	14,351
Brown-Forman Corp. Class B	622	35,883
Celsius Holdings, Inc. (a)	485	83,226
Coca-Cola Co.	463	25,919
Constellation Brands, Inc. Class A	417	104,804
Keurig Dr Pepper, Inc.	1,265	39,936
Molson Coors Beverage Co. Class B	2,635	167,560
Monster Beverage Corp. (a)	2,680	141,906
PepsiCo, Inc.	284	48,121
		755,583
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	508	75,722
Amgen, Inc.	256	68,802
Biogen, Inc. (a)	458	117,711
BioMarin Pharmaceutical, Inc. (a)	694	61,405
Exact Sciences Corp. (a)	239	16,305
Exelixis, Inc. (a)	5,550	121,267
Gilead Sciences, Inc.	2,370	177,608
Horizon Therapeutics PLC (a)	1,798	208,011
Incyte Corp. (a)	1,138	65,742
Karuna Therapeutics, Inc. (a)	88	14,880
Moderna, Inc. (a)	2,234	230,750
Neurocrine Biosciences, Inc. (a)	885	99,562

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	185	$152,248
Seagen, Inc. (a)	178	37,763
United Therapeutics Corp. (a)	506	114,290
Vertex Pharmaceuticals, Inc. (a)	765	266,021
		1,828,087
BROADLINE RETAIL — 0.4%
Amazon.com, Inc. (a)	197	25,043
Coupang, Inc. (a)	7,096	120,632
eBay, Inc.	3,001	132,314
Etsy, Inc. (a)	1,580	102,036
Macy's, Inc.	905	10,507
Nordstrom, Inc. (c)	596	8,904
Ollie's Bargain Outlet Holdings, Inc. (a)	1,931	149,035
		548,471
BUILDING PRODUCTS — 3.4%
A O Smith Corp.	3,178	210,161
Advanced Drainage Systems, Inc.	2,782	316,675
Allegion PLC	475	49,495
Armstrong World Industries, Inc.	344	24,768
AZEK Co., Inc. (a)	1,422	42,290
Builders FirstSource, Inc. (a)	9,548	1,188,631
Carlisle Cos., Inc.	1,103	285,964
Carrier Global Corp.	7,574	418,085
Fortune Brands Innovations, Inc.	5,392	335,167
Hayward Holdings, Inc. (a)	1,031	14,537
Johnson Controls International PLC	3,878	206,348
Lennox International, Inc.	643	240,765
Masco Corp.	5,401	288,683
Owens Corning	6,329	863,339
Trane Technologies PLC	1,874	380,253
Trex Co., Inc. (a)	2,579	158,944
		5,024,105
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	2,653	345,792
Ameriprise Financial, Inc.	505	166,489
Ares Management Corp. Class A	314	32,301
BlackRock, Inc.	115	74,346
Blackstone, Inc.	767	82,176
Blue Owl Capital, Inc.	1,420	18,403
Carlyle Group, Inc.	2,329	70,243
Cboe Global Markets, Inc.	836	130,592
Charles Schwab Corp.	407	22,344
CME Group, Inc.	83	16,618
Evercore, Inc. Class A	2,739	377,653
FactSet Research Systems, Inc.	593	259,295
Franklin Resources, Inc.	5,239	128,775
Houlihan Lokey, Inc.	1,244	133,257
Interactive Brokers Group, Inc. Class A	1,104	95,562
Intercontinental Exchange, Inc.	431	47,419
Invesco Ltd.	3,515	51,038
Janus Henderson Group PLC	4,238	109,425
Security Description	Shares	Value
Jefferies Financial Group, Inc.	1,298	$47,546
Lazard Ltd. Class A	2,245	69,618
LPL Financial Holdings, Inc.	2,142	509,046
MarketAxess Holdings, Inc.	657	140,362
Moody's Corp.	533	168,519
Morningstar, Inc.	76	17,802
MSCI, Inc.	577	296,047
Nasdaq, Inc.	2,108	102,428
Raymond James Financial, Inc.	557	55,940
S&P Global, Inc.	251	91,718
SEI Investments Co.	2,671	160,874
Stifel Financial Corp.	969	59,535
T Rowe Price Group, Inc.	2,377	249,276
TPG, Inc. (c)	759	22,861
Tradeweb Markets, Inc. Class A	937	75,147
Virtu Financial, Inc. Class A	694	11,985
XP, Inc. Class A	1,346	31,025
		4,271,457
CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	551	156,153
Albemarle Corp.	2,281	387,861
Ashland, Inc.	428	34,959
Axalta Coating Systems Ltd. (a)	3,276	88,124
Celanese Corp.	95	11,924
CF Industries Holdings, Inc.	2,059	176,539
Chemours Co.	2,402	67,376
Corteva, Inc.	2,819	144,220
Dow, Inc.	5,305	273,526
DuPont de Nemours, Inc.	3,124	233,019
Eastman Chemical Co.	1,463	112,241
Ecolab, Inc.	591	100,115
Element Solutions, Inc.	2,659	52,143
FMC Corp.	709	47,482
Huntsman Corp.	3,549	86,596
International Flavors & Fragrances, Inc.	217	14,793
Linde PLC	244	90,853
LyondellBasell Industries NV Class A	5,272	499,259
Mosaic Co.	4,461	158,812
NewMarket Corp.	277	126,046
Olin Corp.	8,057	402,689
PPG Industries, Inc.	1,175	152,515
RPM International, Inc.	931	88,268
Sherwin-Williams Co.	401	102,275
Westlake Corp.	1,486	185,260
		3,793,048
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Cintas Corp.	418	201,062
Clean Harbors, Inc. (a)	2,548	426,433
Copart, Inc. (a)	7,032	303,009
Driven Brands Holdings, Inc. (a)	289	3,638
MSA Safety, Inc.	481	75,830
RB Global, Inc. (c)	4,035	252,187
Republic Services, Inc.	892	127,119

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Rollins, Inc.	2,544	$94,968
Stericycle, Inc. (a)	1,262	56,424
Tetra Tech, Inc.	1,351	205,393
Waste Management, Inc.	1,159	176,678
		1,922,741
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,504	276,631
Ciena Corp. (a)	231	10,917
Cisco Systems, Inc.	2,071	111,337
F5, Inc. (a)	1,313	211,577
Juniper Networks, Inc.	2,283	63,444
Lumentum Holdings, Inc. (a)	295	13,328
Motorola Solutions, Inc.	832	226,504
Viasat, Inc. (a) (c)	5,008	92,448
		1,006,186
CONSTRUCTION & ENGINEERING — 1.2%
AECOM	2,875	238,740
EMCOR Group, Inc.	3,362	707,331
MasTec, Inc. (a)	485	34,906
MDU Resources Group, Inc.	5,827	114,093
Quanta Services, Inc.	1,906	356,555
Valmont Industries, Inc.	764	183,520
WillScot Mobile Mini Holdings Corp. (a)	4,571	190,108
		1,825,253
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	1,826	304,066
Martin Marietta Materials, Inc.	311	127,659
Vulcan Materials Co.	922	186,262
		617,987
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	594	15,848
American Express Co.	397	59,228
Capital One Financial Corp.	840	81,522
Credit Acceptance Corp. (a)	132	60,736
Discover Financial Services	3,031	262,576
OneMain Holdings, Inc.	3,281	131,535
SLM Corp.	2,634	35,875
Synchrony Financial	6,916	211,422
		858,742
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Albertsons Cos., Inc. Class A	12,083	274,888
BJ's Wholesale Club Holdings, Inc. (a)	8,364	596,939
Casey's General Stores, Inc.	2,038	553,358
Costco Wholesale Corp.	195	110,167
Dollar General Corp.	587	62,105
Dollar Tree, Inc. (a)	2,834	301,679
Grocery Outlet Holding Corp. (a)	830	23,946
Kroger Co.	9,761	436,805
Performance Food Group Co. (a)	5,372	316,196
Sysco Corp.	3,049	201,386
Target Corp.	2,768	306,058
Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	16,045	$636,986
Walgreens Boots Alliance, Inc.	1,409	31,336
Walmart, Inc.	328	52,457
		3,904,306
CONTAINERS & PACKAGING — 1.3%
Amcor PLC	8,187	74,993
AptarGroup, Inc.	1,062	132,792
Ardagh Group SA (a) (c)	1,422	11,127
Avery Dennison Corp.	1,450	264,872
Ball Corp.	1,281	63,768
Berry Global Group, Inc.	4,380	271,166
Crown Holdings, Inc.	1,273	112,635
Graphic Packaging Holding Co.	16,024	357,015
International Paper Co.	2,300	81,581
Packaging Corp. of America	1,333	204,682
Sealed Air Corp.	884	29,048
Silgan Holdings, Inc.	3,843	165,672
Sonoco Products Co.	1,590	86,417
Westrock Co.	1,668	59,714
		1,915,482
DISTRIBUTORS — 0.8%
Genuine Parts Co.	3,077	444,258
LKQ Corp.	8,116	401,823
Pool Corp.	741	263,870
		1,109,951
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	2,912	17,472
Bright Horizons Family Solutions, Inc. (a)	681	55,474
Grand Canyon Education, Inc. (a)	1,513	176,840
H&R Block, Inc.	3,533	152,131
Service Corp. International	1,278	73,025
		474,942
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	366	19,793
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	5,293	79,501
Frontier Communications Parent, Inc. (a)	968	15,149
GCI Liberty, Inc. (a) (e)	6,909	—
Iridium Communications, Inc.	1,267	57,636
Verizon Communications, Inc.	864	28,002
		180,288
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	1,067	51,696
American Electric Power Co., Inc.	1,363	102,525
Avangrid, Inc.	231	6,969
Constellation Energy Corp.	646	70,466
Duke Energy Corp.	661	58,340
Edison International	3,165	200,313
Entergy Corp.	1,266	117,105
Evergy, Inc.	1,896	96,127
Eversource Energy	1,293	75,188

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	2,951	$111,518
FirstEnergy Corp.	3,008	102,814
Hawaiian Electric Industries, Inc.	1,562	19,228
IDACORP, Inc.	710	66,492
NextEra Energy, Inc.	659	37,754
NRG Energy, Inc.	3,150	121,338
OGE Energy Corp.	3,595	119,821
PG&E Corp. (a)	19,361	312,293
Pinnacle West Capital Corp.	2,519	185,600
PPL Corp.	3,766	88,727
Southern Co.	1,689	109,312
Xcel Energy, Inc.	2,024	115,813
		2,169,439
ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	1,078	183,594
AMETEK, Inc.	1,386	204,795
Eaton Corp. PLC	829	176,809
Emerson Electric Co.	326	31,482
Hubbell, Inc.	1,032	323,439
nVent Electric PLC	4,609	244,231
Regal Rexnord Corp.	1,622	231,751
Rockwell Automation, Inc.	610	174,381
Sensata Technologies Holding PLC	761	28,781
Vertiv Holdings Co.	3,368	125,290
		1,724,553
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Amphenol Corp. Class A	5,995	503,520
Arrow Electronics, Inc. (a)	1,303	163,188
Avnet, Inc.	3,521	169,677
CDW Corp.	4,564	920,833
Cognex Corp.	3,104	131,734
Corning, Inc.	7,593	231,359
IPG Photonics Corp. (a)	1,555	157,895
Jabil, Inc.	9,727	1,234,259
Keysight Technologies, Inc. (a)	1,539	203,625
Littelfuse, Inc.	295	72,959
National Instruments Corp.	1,952	116,378
TD SYNNEX Corp.	2,244	224,086
Teledyne Technologies, Inc. (a)	275	112,359
Trimble, Inc. (a)	505	27,199
Vontier Corp.	3,096	95,728
Zebra Technologies Corp. Class A (a)	332	78,528
		4,443,327
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,293	45,669
Halliburton Co.	2,039	82,580
Schlumberger NV	1,794	104,590
TechnipFMC PLC	6,206	126,230
		359,069
ENTERTAINMENT — 0.5%
Activision Blizzard, Inc.	654	61,234
Electronic Arts, Inc.	998	120,159
Security Description	Shares	Value
Liberty Media Corp.-Liberty Formula One Class A (a)	364	$20,580
Liberty Media Corp.-Liberty Formula One Class C (a)	1,314	81,862
Liberty Media Corp.-Liberty Live Class A (a)	100	3,192
Liberty Media Corp.-Liberty Live Class C (a)	208	6,677
Live Nation Entertainment, Inc. (a)	2,343	194,563
Madison Square Garden Sports Corp.	457	80,569
Netflix, Inc. (a)	106	40,026
ROBLOX Corp. Class A (a) (c)	947	27,425
Spotify Technology SA (a)	287	44,382
Walt Disney Co. (a)	345	27,962
		708,631
FINANCIAL SERVICES — 1.0%
Apollo Global Management, Inc.	124	11,130
Corebridge Financial, Inc.	2,210	43,648
Equitable Holdings, Inc.	1,398	39,689
Euronet Worldwide, Inc. (a)	1,179	93,589
Fidelity National Information Services, Inc.	473	26,143
Fiserv, Inc. (a)	992	112,056
FleetCor Technologies, Inc. (a)	395	100,859
Global Payments, Inc.	950	109,620
Jack Henry & Associates, Inc.	476	71,943
Mastercard, Inc. Class A	96	38,007
MGIC Investment Corp.	21,419	357,483
PayPal Holdings, Inc. (a)	1,004	58,694
Rocket Cos., Inc. Class A (a)	2,289	18,724
Shift4 Payments, Inc. Class A (a) (c)	681	37,707
Toast, Inc. Class A (a) (c)	10,201	191,065
UWM Holdings Corp.	2,275	11,034
Visa, Inc. Class A	149	34,271
Voya Financial, Inc.	830	55,154
Western Union Co.	1,730	22,801
WEX, Inc. (a)	518	97,431
		1,531,048
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	5,223	393,919
Bunge Ltd.	183	19,810
Campbell Soup Co.	2,083	85,570
Conagra Brands, Inc.	4,508	123,609
Darling Ingredients, Inc. (a)	1,561	81,484
Flowers Foods, Inc.	5,959	132,170
Freshpet, Inc. (a)	184	12,122
General Mills, Inc.	2,704	173,029
Hershey Co.	1,099	219,888
Hormel Foods Corp.	1,247	47,423
Ingredion, Inc.	1,782	175,349
J M Smucker Co.	1,251	153,760
Kellogg Co.	1,822	108,427
Kraft Heinz Co.	1,939	65,228

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Lamb Weston Holdings, Inc.	1,530	$141,464
McCormick & Co., Inc.	751	56,806
Mondelez International, Inc. Class A	1,292	89,665
Pilgrim's Pride Corp. (a)	337	7,694
Post Holdings, Inc. (a)	1,070	91,742
Seaboard Corp.	16	60,048
Tyson Foods, Inc. Class A	1,199	60,537
		2,299,744
GAS UTILITIES — 0.1%
Atmos Energy Corp.	896	94,913
National Fuel Gas Co.	706	36,649
UGI Corp.	1,303	29,969
		161,531
GROUND TRANSPORTATION — 2.1%
Avis Budget Group, Inc. (a)	329	59,118
CSX Corp.	5,266	161,929
Hertz Global Holdings, Inc. (a)	1,127	13,806
JB Hunt Transport Services, Inc.	1,433	270,149
Knight-Swift Transportation Holdings, Inc.	7,550	378,632
Landstar System, Inc.	2,438	431,380
Norfolk Southern Corp.	653	128,595
Old Dominion Freight Line, Inc.	1,008	412,413
Ryder System, Inc.	1,543	165,024
Saia, Inc. (a)	1,088	433,731
Schneider National, Inc. Class B	4,078	112,920
Uber Technologies, Inc. (a)	1,094	50,313
U-Haul Holding Co. (a) (c) (f)	540	29,468
U-Haul Holding Co. (f)	1,681	88,068
Union Pacific Corp.	217	44,188
XPO, Inc. (a)	4,248	317,156
		3,096,890
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	504	48,812
Align Technology, Inc. (a)	906	276,620
Baxter International, Inc.	573	21,625
Becton Dickinson & Co.	163	42,140
Boston Scientific Corp. (a)	1,296	68,429
Cooper Cos., Inc.	263	83,637
DENTSPLY SIRONA, Inc.	725	24,766
Dexcom, Inc. (a)	959	89,475
Edwards Lifesciences Corp. (a)	2,918	202,159
Enovis Corp. (a)	1,653	87,163
Envista Holdings Corp. (a)	716	19,962
GE HealthCare Technologies, Inc.	3,167	215,483
Globus Medical, Inc. Class A (a)	1,801	89,420
Hologic, Inc. (a)	4,043	280,584
IDEXX Laboratories, Inc. (a)	483	211,201
Inspire Medical Systems, Inc. (a)	245	48,618
Insulet Corp. (a)	40	6,380
Integra LifeSciences Holdings Corp. (a)	406	15,505
Intuitive Surgical, Inc. (a)	553	161,636
Security Description	Shares	Value
Masimo Corp. (a)	139	$12,187
Medtronic PLC	935	73,267
ResMed, Inc.	541	79,998
Shockwave Medical, Inc. (a)	856	170,429
STERIS PLC	431	94,570
Stryker Corp.	271	74,056
Teleflex, Inc.	224	43,996
Zimmer Biomet Holdings, Inc.	1,009	113,230
		2,655,348
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a)	1,281	90,067
Cardinal Health, Inc.	16,666	1,446,942
Cencora, Inc.	4,632	833,621
Centene Corp. (a)	2,761	190,178
Chemed Corp.	343	178,257
Cigna Group	1,096	313,533
CVS Health Corp.	1,172	81,829
DaVita, Inc. (a)	2,094	197,946
Elevance Health, Inc.	450	195,939
Encompass Health Corp.	3,847	258,365
HCA Healthcare, Inc.	1,185	291,486
Henry Schein, Inc. (a)	2,892	214,731
Humana, Inc.	912	443,706
Laboratory Corp. of America Holdings	490	98,515
McKesson Corp.	2,744	1,193,228
Molina Healthcare, Inc. (a)	1,742	571,184
Premier, Inc. Class A	3,827	82,281
Quest Diagnostics, Inc.	1,143	139,286
Tenet Healthcare Corp. (a)	2,598	171,182
UnitedHealth Group, Inc.	30	15,126
Universal Health Services, Inc. Class B	2,284	287,167
		7,294,569
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	1,096	20,123
Medical Properties Trust, Inc. REIT (c)	888	4,840
Omega Healthcare Investors, Inc. REIT	3,440	114,070
Ventas, Inc. REIT	231	9,732
Welltower, Inc. REIT	181	14,827
		163,592
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	912	13,261
Doximity, Inc. Class A (a)	1,292	27,416
Teladoc Health, Inc. (a)	414	7,696
Veeva Systems, Inc. Class A (a)	532	108,235
		156,608
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	11,432	183,712
Park Hotels & Resorts, Inc. REIT	1,981	24,406
		208,118

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.5%
Airbnb, Inc. Class A (a)	2,046	$280,732
Aramark	8,375	290,612
Booking Holdings, Inc. (a)	128	394,746
Boyd Gaming Corp.	3,333	202,746
Caesars Entertainment, Inc. (a)	1,638	75,921
Carnival Corp. (a)	658	9,028
Chipotle Mexican Grill, Inc. (a)	134	245,465
Choice Hotels International, Inc. (c)	358	43,859
Churchill Downs, Inc.	264	30,635
Darden Restaurants, Inc.	3,767	539,510
Domino's Pizza, Inc.	304	115,152
DoorDash, Inc. Class A (a)	354	28,132
Expedia Group, Inc. (a)	2,603	268,291
Hilton Worldwide Holdings, Inc.	1,309	196,586
Hyatt Hotels Corp. Class A	1,511	160,287
Las Vegas Sands Corp.	1,312	60,142
Marriott International, Inc. Class A	863	169,631
Marriott Vacations Worldwide Corp.	826	83,120
McDonald's Corp.	191	50,317
MGM Resorts International (a)	14,012	515,081
Norwegian Cruise Line Holdings Ltd. (a) (c)	1,713	28,230
Penn Entertainment, Inc. (a)	1,336	30,661
Royal Caribbean Cruises Ltd. (a)	874	80,530
Starbucks Corp.	2,351	214,576
Texas Roadhouse, Inc.	3,929	377,577
Travel & Leisure Co.	2,004	73,607
Vail Resorts, Inc.	412	91,419
Wendy's Co.	2,520	51,433
Wingstop, Inc.	508	91,359
Wyndham Hotels & Resorts, Inc.	893	62,099
Wynn Resorts Ltd.	364	33,637
Yum! Brands, Inc.	2,291	286,238
		5,181,359
HOUSEHOLD DURABLES — 3.0%
DR Horton, Inc.	2,566	275,768
Garmin Ltd.	2,166	227,863
Leggett & Platt, Inc.	2,684	68,201
Lennar Corp. Class A	8,613	966,637
Mohawk Industries, Inc. (a)	246	21,109
NVR, Inc. (a)	154	918,348
PulteGroup, Inc.	9,145	677,187
Tempur Sealy International, Inc.	6,795	294,495
Toll Brothers, Inc.	7,986	590,645
TopBuild Corp. (a)	1,640	412,624
Whirlpool Corp.	320	42,784
		4,495,661
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	1,400	128,282
Clorox Co.	967	126,735
Colgate-Palmolive Co.	1,478	105,101
Kimberly-Clark Corp.	1,828	220,914
Procter & Gamble Co.	291	42,445
Reynolds Consumer Products, Inc.	893	22,888
Security Description	Shares	Value
Spectrum Brands Holdings, Inc.	164	$12,849
		659,214
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	6,294	95,669
Brookfield Renewable Corp. Class A (c)	1,454	34,809
Clearway Energy, Inc. Class A	572	11,394
Clearway Energy, Inc. Class C	1,202	25,434
Vistra Corp.	765	25,383
		192,689
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	623	58,325
General Electric Co.	1,139	125,917
Honeywell International, Inc.	322	59,486
		243,728
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	194	5,900
EastGroup Properties, Inc. REIT	416	69,276
First Industrial Realty Trust, Inc. REIT	2,707	128,826
Prologis, Inc. REIT	503	56,442
Rexford Industrial Realty, Inc. REIT	343	16,927
STAG Industrial, Inc. REIT	1,516	52,317
		329,688
INSURANCE — 3.1%
Aflac, Inc.	3,803	291,880
Allstate Corp.	312	34,760
American Financial Group, Inc.	474	52,932
American International Group, Inc.	2,458	148,955
Aon PLC Class A	852	276,235
Arch Capital Group Ltd. (a)	4,034	321,550
Arthur J Gallagher & Co.	683	155,676
Assurant, Inc.	99	14,214
Assured Guaranty Ltd.	598	36,191
Axis Capital Holdings Ltd.	502	28,298
Brighthouse Financial, Inc. (a)	189	9,250
Brown & Brown, Inc.	3,148	219,856
Chubb Ltd.	526	109,503
Everest Group Ltd.	533	198,100
Fidelity National Financial, Inc.	3,326	137,364
First American Financial Corp.	1,273	71,912
Globe Life, Inc.	1,158	125,909
Hanover Insurance Group, Inc.	117	12,985
Hartford Financial Services Group, Inc.	2,500	177,275
Kinsale Capital Group, Inc.	605	250,549
Loews Corp.	1,101	69,704
Markel Group, Inc. (a)	17	25,032
Marsh & McLennan Cos., Inc.	1,239	235,782
MetLife, Inc.	550	34,600
Old Republic International Corp.	6,487	174,760
Primerica, Inc.	675	130,957
Principal Financial Group, Inc.	2,171	156,464

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Progressive Corp.	472	$65,750
Prudential Financial, Inc.	329	31,219
Reinsurance Group of America, Inc.	790	114,700
RLI Corp.	1,591	216,201
Ryan Specialty Holdings, Inc. (a)	901	43,608
Travelers Cos., Inc.	897	146,489
Unum Group	4,314	212,206
W R Berkley Corp.	1,551	98,473
Willis Towers Watson PLC	565	118,062
		4,547,401
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	686	89,770
Alphabet, Inc. Class C (a)	626	82,538
Meta Platforms, Inc. Class A (a)	329	98,769
Pinterest, Inc. Class A (a)	10,607	286,707
TripAdvisor, Inc. (a)	2,812	46,623
ZoomInfo Technologies, Inc. (a)	3,666	60,123
		664,530
IT SERVICES — 2.5%
Accenture PLC Class A	189	58,044
Akamai Technologies, Inc. (a)	2,055	218,940
Amdocs Ltd.	6,708	566,759
Cloudflare, Inc. Class A (a)	1,213	76,467
Cognizant Technology Solutions Corp. Class A	9,132	618,602
DXC Technology Co. (a)	8,007	166,786
EPAM Systems, Inc. (a)	454	116,083
Gartner, Inc. (a)	1,551	532,939
Globant SA (a)	357	70,632
GoDaddy, Inc. Class A (a)	2,795	208,172
International Business Machines Corp.	557	78,147
Kyndryl Holdings, Inc. (a)	8,712	131,551
MongoDB, Inc. (a)	63	21,789
Okta, Inc. (a)	209	17,036
Snowflake, Inc. Class A (a)	1,346	205,628
VeriSign, Inc. (a)	2,764	559,793
		3,647,368
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	3,194	252,326
Hasbro, Inc.	155	10,252
Mattel, Inc. (a)	2,036	44,853
Polaris, Inc.	1,862	193,909
YETI Holdings, Inc. (a) (c)	2,642	127,397
		628,737
LIFE SCIENCES TOOLS & SERVICES — 1.0%
10X Genomics, Inc. Class A (a)	419	17,284
Agilent Technologies, Inc.	1,132	126,580
Avantor, Inc. (a)	884	18,635
Bio-Techne Corp.	1,029	70,044
Bruker Corp.	903	56,257
Charles River Laboratories International, Inc. (a)	579	113,472
Danaher Corp.	109	27,043
Security Description	Shares	Value
Fortrea Holdings, Inc. (a)	490	$14,009
ICON PLC (a)	320	78,800
IQVIA Holdings, Inc. (a)	334	65,714
Medpace Holdings, Inc. (a)	686	166,101
Mettler-Toledo International, Inc. (a)	158	175,075
QIAGEN NV (a)	1,224	49,572
Repligen Corp. (a)	579	92,067
Revvity, Inc.	131	14,502
Thermo Fisher Scientific, Inc.	79	39,987
Waters Corp. (a)	255	69,924
West Pharmaceutical Services, Inc.	820	307,672
		1,502,738
MACHINERY — 3.9%
AGCO Corp.	2,621	310,012
Allison Transmission Holdings, Inc.	3,912	231,043
Caterpillar, Inc.	671	183,183
CNH Industrial NV	24,130	291,973
Crane NXT Co.	1,605	89,190
Cummins, Inc.	672	153,525
Deere & Co.	164	61,890
Donaldson Co., Inc.	3,642	217,209
Dover Corp.	1,220	170,202
Esab Corp.	2,751	193,175
Flowserve Corp.	1,272	50,587
Fortive Corp.	2,527	187,402
Gates Industrial Corp. PLC (a)	1,964	22,802
Graco, Inc.	3,005	219,004
IDEX Corp.	505	105,050
Illinois Tool Works, Inc.	999	230,080
Ingersoll Rand, Inc.	2,902	184,915
ITT, Inc.	2,293	224,508
Lincoln Electric Holdings, Inc.	954	173,428
Middleby Corp. (a)	648	82,944
Nordson Corp.	786	175,412
Oshkosh Corp.	1,771	169,007
Otis Worldwide Corp.	3,652	293,292
PACCAR, Inc.	5,417	460,553
Parker-Hannifin Corp.	871	339,272
Pentair PLC	994	64,362
RBC Bearings, Inc. (a)	256	59,937
Snap-on, Inc.	1,075	274,190
Stanley Black & Decker, Inc.	271	22,650
Timken Co.	2,021	148,523
Toro Co.	1,062	88,252
Westinghouse Air Brake Technologies Corp.	1,468	156,004
Xylem, Inc.	1,323	120,433
		5,754,009
MARINE TRANSPORTATION — 0.1%
Kirby Corp. (a)	1,159	95,965
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	298	131,066
Comcast Corp. Class A	3,002	133,109
Fox Corp. Class A	3,568	111,321

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Fox Corp. Class B	1,567	$45,255
Interpublic Group of Cos., Inc.	7,885	225,984
Liberty Broadband Corp. Class C (a)	434	39,633
Liberty Media Corp.-Liberty SiriusXM Class A (a)	348	8,857
Liberty Media Corp.-Liberty SiriusXM Class C (a)	650	16,549
New York Times Co. Class A	2,989	123,147
News Corp. Class A	10,977	220,199
News Corp. Class B	3,759	78,450
Nexstar Media Group, Inc.	829	118,854
Omnicom Group, Inc.	3,322	247,422
Paramount Global Class B	1,682	21,698
Trade Desk, Inc. Class A (a)	439	34,308
		1,555,852
METALS & MINING — 3.0%
Alcoa Corp.	726	21,098
Cleveland-Cliffs, Inc. (a)	7,632	119,288
Freeport-McMoRan, Inc.	2,826	105,382
Newmont Corp.	316	11,676
Nucor Corp.	6,995	1,093,668
Reliance Steel & Aluminum Co.	4,391	1,151,452
Royal Gold, Inc.	651	69,221
Southern Copper Corp.	368	27,707
Steel Dynamics, Inc.	12,051	1,292,108
U.S. Steel Corp.	16,746	543,910
		4,435,510
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	5,628	105,863
Rithm Capital Corp. REIT	10,067	93,522
Starwood Property Trust, Inc. REIT (c)	1,363	26,374
		225,759
MULTI-UTILITIES — 0.7%
Ameren Corp.	1,572	117,633
CenterPoint Energy, Inc.	4,776	128,236
CMS Energy Corp.	1,137	60,386
Consolidated Edison, Inc.	2,152	184,061
Dominion Energy, Inc.	293	13,088
DTE Energy Co.	915	90,841
NiSource, Inc.	5,110	126,115
Public Service Enterprise Group, Inc.	1,452	82,633
Sempra	974	66,261
WEC Energy Group, Inc.	1,147	92,391
		961,645
OFFICE REITs — 0.0% (d)
Alexandria Real Estate Equities, Inc. REIT	187	18,719
OIL, GAS & CONSUMABLE FUELS — 6.8%
Antero Midstream Corp.	2,716	32,538
Security Description	Shares	Value
Antero Resources Corp. (a)	1,186	$30,101
APA Corp.	4,928	202,541
Cheniere Energy, Inc.	3,410	565,924
Chesapeake Energy Corp. (c)	6,859	591,452
Chevron Corp.	2,581	435,208
ConocoPhillips	3,710	444,458
Coterra Energy, Inc.	17,901	484,222
Devon Energy Corp.	7,796	371,869
Diamondback Energy, Inc.	3,621	560,820
DT Midstream, Inc.	444	23,496
EOG Resources, Inc.	3,080	390,421
EQT Corp.	5,086	206,390
Exxon Mobil Corp.	1,164	136,863
Hess Corp.	1,354	207,162
HF Sinclair Corp.	4,922	280,209
Kinder Morgan, Inc.	3,635	60,268
Marathon Oil Corp.	9,412	251,771
Marathon Petroleum Corp.	10,257	1,552,294
New Fortress Energy, Inc. (c)	351	11,506
Occidental Petroleum Corp.	4,366	283,266
ONEOK, Inc.	5,519	350,070
Ovintiv, Inc.	1,574	74,875
Phillips 66	5,805	697,471
Pioneer Natural Resources Co.	2,267	520,390
Range Resources Corp.	13,946	451,990
Southwestern Energy Co. (a)	5,057	32,618
Targa Resources Corp.	1,638	140,409
Texas Pacific Land Corp.	71	129,473
Valero Energy Corp.	3,411	483,373
Williams Cos., Inc.	1,394	46,964
		10,050,412
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	4,767	263,472
PASSENGER AIRLINES — 1.3%
Alaska Air Group, Inc. (a)	7,317	271,314
American Airlines Group, Inc. (a)	28,071	359,590
Delta Air Lines, Inc.	16,202	599,474
Southwest Airlines Co.	5,331	144,310
United Airlines Holdings, Inc. (a)	11,894	503,116
		1,877,804
PERSONAL CARE PRODUCTS — 0.2%
Coty, Inc. Class A (a)	7,437	81,584
Estee Lauder Cos., Inc. Class A	1,009	145,851
		227,435
PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co.	702	40,744
Eli Lilly & Co.	55	29,542
Jazz Pharmaceuticals PLC (a)	460	59,542
Johnson & Johnson	84	13,083
Merck & Co., Inc.	809	83,287
Organon & Co.	773	13,419
Perrigo Co. PLC	424	13,547
Pfizer, Inc.	857	28,427
Royalty Pharma PLC Class A	919	24,942

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Viatris, Inc.	6,127	$60,412
Zoetis, Inc.	609	105,954
		472,899
PROFESSIONAL SERVICES — 1.7%
Automatic Data Processing, Inc.	589	141,702
Booz Allen Hamilton Holding Corp.	1,417	154,836
Broadridge Financial Solutions, Inc.	905	162,040
CACI International, Inc. Class A (a)	705	221,321
Dun & Bradstreet Holdings, Inc.	1,481	14,795
Equifax, Inc.	388	71,074
FTI Consulting, Inc. (a)	893	159,320
Genpact Ltd.	1,677	60,707
Jacobs Solutions, Inc.	783	106,879
KBR, Inc.	3,710	218,667
Leidos Holdings, Inc.	1,892	174,367
ManpowerGroup, Inc.	1,260	92,383
Paychex, Inc.	711	82,000
Paylocity Holding Corp. (a)	193	35,068
Robert Half, Inc.	2,377	174,186
Science Applications International Corp.	2,966	313,032
SS&C Technologies Holdings, Inc.	1,705	89,581
TransUnion	279	20,029
Verisk Analytics, Inc.	887	209,545
		2,501,532
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	3,840	283,622
CoStar Group, Inc. (a)	1,179	90,653
Howard Hughes Holdings, Inc. (a)	337	24,982
Jones Lang LaSalle, Inc. (a)	444	62,684
Lennar Corp. Class B (c)	607	62,054
Zillow Group, Inc. Class A (a)	434	19,439
Zillow Group, Inc. Class C (a)	927	42,790
		586,224
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	1,015	34,195
Apartment Income REIT Corp.	3,563	109,384
AvalonBay Communities, Inc. REIT	475	81,577
Camden Property Trust REIT	447	42,277
Equity LifeStyle Properties, Inc. REIT	809	51,542
Equity Residential REIT	618	36,283
Essex Property Trust, Inc. REIT	92	19,512
Invitation Homes, Inc. REIT	1,183	37,489
Mid-America Apartment Communities, Inc. REIT	479	61,623
Sun Communities, Inc. REIT	82	9,704
UDR, Inc. REIT	452	16,123
		499,709
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	307	16,959
Brixmor Property Group, Inc. REIT	4,153	86,299
Security Description	Shares	Value
Federal Realty Investment Trust REIT	640	$58,003
Kimco Realty Corp. REIT	1,011	17,784
NNN REIT, Inc.	1,563	55,236
Realty Income Corp. REIT	609	30,414
Regency Centers Corp. REIT	1,215	72,220
Simon Property Group, Inc. REIT	2,715	293,301
Spirit Realty Capital, Inc. REIT	1,579	52,944
		683,160
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	218	22,415
Allegro MicroSystems, Inc. (a)	3,682	117,603
Analog Devices, Inc.	2,115	370,315
Applied Materials, Inc.	4,605	637,562
Broadcom, Inc.	113	93,856
Cirrus Logic, Inc. (a)	4,081	301,831
Enphase Energy, Inc. (a)	549	65,962
First Solar, Inc. (a)	824	133,150
GLOBALFOUNDRIES, Inc. (a) (c)	416	24,207
Intel Corp.	924	32,848
KLA Corp.	2,080	954,013
Lam Research Corp.	1,088	681,926
Lattice Semiconductor Corp. (a)	6,749	579,942
Marvell Technology, Inc.	1,059	57,324
Microchip Technology, Inc.	11,379	888,131
Micron Technology, Inc.	13,324	906,432
Monolithic Power Systems, Inc.	709	327,558
NVIDIA Corp.	199	86,563
ON Semiconductor Corp. (a)	12,695	1,180,000
Qorvo, Inc. (a)	816	77,904
QUALCOMM, Inc.	908	100,842
Skyworks Solutions, Inc.	4,316	425,514
Teradyne, Inc.	4,104	412,288
Texas Instruments, Inc.	1,544	245,511
Universal Display Corp.	1,189	186,661
		8,910,358
SOFTWARE — 5.2%
Adobe, Inc. (a)	513	261,579
ANSYS, Inc. (a)	997	296,657
Atlassian Corp. Class A (a)	2,504	504,581
Autodesk, Inc. (a)	2,936	607,488
Bentley Systems, Inc. Class B	901	45,194
Bill Holdings, Inc. (a)	97	10,531
Cadence Design Systems, Inc. (a)	2,080	487,344
CCC Intelligent Solutions Holdings, Inc. (a)	1,616	21,574
Ceridian HCM Holding, Inc. (a)	1,023	69,411
Crowdstrike Holdings, Inc. Class A (a)	1,121	187,633
Datadog, Inc. Class A (a)	396	36,072
DocuSign, Inc. (a)	904	37,968
Dolby Laboratories, Inc. Class A	2,400	190,224
DoubleVerify Holdings, Inc. (a)	4,377	122,337
Dropbox, Inc. Class A (a)	14,919	406,244

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dynatrace, Inc. (a)	5,097	$238,183
Elastic NV (a)	175	14,217
Fair Isaac Corp. (a)	346	300,511
Five9, Inc. (a)	130	8,359
Fortinet, Inc. (a)	8,191	480,648
Guidewire Software, Inc. (a)	301	27,090
HashiCorp, Inc. Class A (a)	1,148	26,209
HubSpot, Inc. (a)	388	191,090
Intuit, Inc.	73	37,299
Manhattan Associates, Inc. (a)	2,658	525,380
Microsoft Corp.	752	237,444
NCR Corp. (a)	1,070	28,858
New Relic, Inc. (a)	822	70,380
Oracle Corp.	370	39,190
Palantir Technologies, Inc. Class A (a)	13,100	209,600
Palo Alto Networks, Inc. (a)	315	73,849
Paycom Software, Inc.	1,032	267,567
Paycor HCM, Inc. (a) (c)	671	15,319
Procore Technologies, Inc. (a)	154	10,059
PTC, Inc. (a)	1,152	163,215
Roper Technologies, Inc.	79	38,258
Salesforce, Inc. (a)	423	85,776
ServiceNow, Inc. (a)	227	126,884
Smartsheet, Inc. Class A (a)	1,112	44,991
Splunk, Inc. (a)	403	58,939
Synopsys, Inc. (a)	865	397,009
Teradata Corp. (a)	5,025	226,225
Tyler Technologies, Inc. (a)	383	147,892
VMware, Inc. Class A (a)	454	75,582
Workday, Inc. Class A (a)	563	120,960
Zoom Video Communications, Inc. Class A (a)	1,164	81,410
Zscaler, Inc. (a)	158	24,583
		7,677,813
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	51	8,387
Crown Castle, Inc. REIT	118	10,860
CubeSmart REIT	2,068	78,853
EPR Properties REIT	811	33,689
Equinix, Inc. REIT	52	37,766
Extra Space Storage, Inc. REIT	1,607	195,379
Gaming & Leisure Properties, Inc. REIT	3,572	162,705
Iron Mountain, Inc. REIT	2,572	152,905
Lamar Advertising Co. Class A REIT	1,571	131,131
National Storage Affiliates Trust REIT	213	6,761
Public Storage REIT	635	167,335
Rayonier, Inc. REIT	296	8,424
SBA Communications Corp. REIT	103	20,617
VICI Properties, Inc. REIT	3,756	109,300
Weyerhaeuser Co. REIT	8,743	268,060
		1,392,172
Security Description	Shares	Value
SPECIALTY RETAIL — 4.0%
Advance Auto Parts, Inc. (c)	983	$54,979
AutoNation, Inc. (a)	1,612	244,057
AutoZone, Inc. (a)	195	495,298
Bath & Body Works, Inc.	3,293	111,303
Best Buy Co., Inc.	4,411	306,432
Burlington Stores, Inc. (a)	349	47,220
CarMax, Inc. (a)	1,234	87,281
Dick's Sporting Goods, Inc.	3,490	378,944
Five Below, Inc. (a)	1,421	228,639
Floor & Decor Holdings, Inc. Class A (a) (c)	2,286	206,883
Gap, Inc. (c)	3,411	36,259
Home Depot, Inc.	202	61,036
Lithia Motors, Inc.	79	23,331
Lowe's Cos., Inc.	1,623	337,324
Murphy USA, Inc.	1,471	502,685
O'Reilly Automotive, Inc. (a)	479	435,344
Penske Automotive Group, Inc.	1,371	229,039
RH (a) (c)	406	107,330
Ross Stores, Inc.	3,979	449,428
TJX Cos., Inc.	4,752	422,358
Tractor Supply Co.	1,873	380,313
Ulta Beauty, Inc. (a)	1,270	507,302
Valvoline, Inc.	574	18,506
Williams-Sonoma, Inc. (c)	1,911	296,969
		5,968,260
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	1,879	321,703
Hewlett Packard Enterprise Co.	33,697	585,317
HP, Inc.	12,447	319,888
NetApp, Inc.	3,870	293,656
Pure Storage, Inc. Class A (a)	11,211	399,336
Western Digital Corp. (a)	1,432	65,342
		1,985,242
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Capri Holdings Ltd. (a)	8,418	442,871
Carter's, Inc.	483	33,399
Columbia Sportswear Co.	979	72,544
Crocs, Inc. (a)	222	19,587
Deckers Outdoor Corp. (a)	930	478,104
Lululemon Athletica, Inc. (a)	873	336,637
NIKE, Inc. Class B	738	70,568
PVH Corp.	1,194	91,353
Ralph Lauren Corp.	1,987	230,671
Skechers USA, Inc. Class A (a)	6,794	332,566
Tapestry, Inc.	12,273	352,849
		2,461,149
TOBACCO — 0.2%
Altria Group, Inc.	4,787	201,294
Philip Morris International, Inc.	285	26,385
		227,679

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	1,948	$76,770
Core & Main, Inc. Class A (a) (c)	3,075	88,714
Fastenal Co.	5,065	276,751
Ferguson PLC	1,110	182,562
MSC Industrial Direct Co., Inc. Class A	1,485	145,753
SiteOne Landscape Supply, Inc. (a)	1,013	165,575
United Rentals, Inc.	1,456	647,294
Watsco, Inc. (c)	1,114	420,780
WESCO International, Inc.	1,277	183,658
WW Grainger, Inc.	526	363,908
		2,551,765
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	491	60,801
Essential Utilities, Inc.	1,159	39,788
		100,589
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile U.S., Inc. (a)	175	24,509
TOTAL COMMON STOCKS (Cost $135,306,188)		147,429,359
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (g) (h)	291,111	291,170
State Street Navigator Securities Lending Portfolio II (b) (i)	1,723,538	1,723,538
TOTAL SHORT-TERM INVESTMENTS (Cost $2,014,712)		2,014,708
TOTAL INVESTMENTS — 101.2% (Cost $137,320,900)		149,444,067
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,710,308)
NET ASSETS — 100.0%		$147,733,759

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2023.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	2	12/15/2023	$241,836	$237,150	$(4,686)
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,429,359	$—	$0(a)	$147,429,359
Short-Term Investments	2,014,708	—	—	2,014,708
TOTAL INVESTMENTS	$149,444,067	$—	$0	$149,444,067
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(4,686)	$—	$—	$(4,686)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(4,686)	$—	$—	$(4,686)
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	1,863	$136,334	$—	$2,692	$134	$(11,440)	1,827	$122,336	$1,261
State Street Institutional Liquid Reserves Fund, Premier Class	180,310	180,346	1,199,175	1,088,321	(24)	(6)	291,111	291,170	3,229
State Street Navigator Securities Lending Portfolio II	903,428	903,428	6,760,997	5,940,887	—	—	1,723,538	1,723,538	800
Total		$1,220,108	$7,960,172	$7,031,900	$110	$(11,446)		$2,137,044	$5,290
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	11,238	$2,299,070
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	43,901	3,781,193
Expeditors International of Washington, Inc.	15,107	1,731,715
		5,512,908
AUTOMOBILE COMPONENTS — 0.8%
BorgWarner, Inc.	35,188	1,420,540
Gentex Corp.	47,543	1,547,049
Lear Corp.	22,492	3,018,426
Phinia, Inc.	6,954	186,298
		6,172,313
AUTOMOBILES — 1.4%
Ford Motor Co.	583,874	7,251,715
Harley-Davidson, Inc.	28,414	939,367
Thor Industries, Inc.	19,558	1,860,552
		10,051,634
BANKS — 7.2%
Bank OZK	37,692	1,397,243
BOK Financial Corp.	4,997	399,660
Citizens Financial Group, Inc.	130,521	3,497,963
Columbia Banking System, Inc.	71,141	1,444,162
Comerica, Inc.	50,113	2,082,195
Cullen/Frost Bankers, Inc.	7,830	714,174
East West Bancorp, Inc.	43,079	2,270,694
Fifth Third Bancorp	148,298	3,756,388
First Hawaiian, Inc.	48,999	884,432
First Horizon Corp.	203,484	2,242,394
FNB Corp.	111,208	1,199,934
Huntington Bancshares, Inc.	344,708	3,584,963
KeyCorp	354,185	3,811,031
M&T Bank Corp.	20,345	2,572,625
New York Community Bancorp, Inc.	141,106	1,600,142
Northern Trust Corp.	23,673	1,644,800
Pinnacle Financial Partners, Inc.	7,275	487,716
Popular, Inc.	26,593	1,675,625
Prosperity Bancshares, Inc.	15,084	823,285
Regions Financial Corp.	164,688	2,832,634
State Street Corp. (a)	37,464	2,508,589
Synovus Financial Corp.	55,223	1,535,199
Truist Financial Corp.	128,394	3,673,352
Webster Financial Corp.	44,763	1,804,397
Western Alliance Bancorp	41,255	1,896,492
Wintrust Financial Corp.	8,972	677,386
Zions Bancorp NA	55,527	1,937,337
		52,954,812
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	23,813	1,514,269
Security Description	Shares	Value
BROADLINE RETAIL — 0.4%
Kohl's Corp.	42,386	$888,411
Macy's, Inc.	103,346	1,199,847
Nordstrom, Inc. (b)	43,067	643,421
		2,731,679
BUILDING PRODUCTS — 1.8%
A O Smith Corp.	22,146	1,464,515
Armstrong World Industries, Inc.	7,025	505,800
Carlisle Cos., Inc.	5,718	1,482,449
Fortune Brands Innovations, Inc.	35,789	2,224,644
Masco Corp.	74,646	3,989,829
Owens Corning	25,282	3,448,717
		13,115,954
CAPITAL MARKETS — 3.6%
Carlyle Group, Inc.	80,316	2,422,331
Evercore, Inc. Class A	13,588	1,873,513
Franklin Resources, Inc.	109,087	2,681,358
Houlihan Lokey, Inc.	13,988	1,498,395
Invesco Ltd.	141,248	2,050,921
Janus Henderson Group PLC	51,307	1,324,747
Jefferies Financial Group, Inc.	26,658	976,483
Lazard Ltd. Class A	41,951	1,300,901
SEI Investments Co.	15,019	904,594
Stifel Financial Corp.	16,616	1,020,887
T Rowe Price Group, Inc.	83,798	8,787,896
TPG, Inc. (b)	24,218	729,446
Virtu Financial, Inc. Class A	33,720	582,344
		26,153,816
CHEMICALS — 5.7%
CF Industries Holdings, Inc.	74,646	6,400,148
Chemours Co.	56,724	1,591,108
Dow, Inc.	213,717	11,019,249
Eastman Chemical Co.	43,077	3,304,867
Element Solutions, Inc.	17,009	333,546
Huntsman Corp.	66,661	1,626,528
LyondellBasell Industries NV Class A	99,007	9,375,963
Mosaic Co.	126,376	4,498,986
NewMarket Corp.	1,366	621,585
Olin Corp.	49,393	2,468,662
Westlake Corp.	3,819	476,115
		41,716,757
COMMERCIAL SERVICES & SUPPLIES — 0.2%
RB Global, Inc. (b)	28,358	1,772,375
COMMUNICATIONS EQUIPMENT — 0.2%
Juniper Networks, Inc.	42,629	1,184,660
CONSTRUCTION & ENGINEERING — 0.2%
MDU Resources Group, Inc.	77,171	1,511,008
CONSUMER FINANCE — 1.7%
Ally Financial, Inc.	75,969	2,026,853
Discover Financial Services	33,537	2,905,310
OneMain Holdings, Inc.	42,821	1,716,694
SLM Corp.	36,103	491,723

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	162,933	$4,980,862
		12,121,442
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Albertsons Cos., Inc. Class A	159,555	3,629,876
Kroger Co.	114,608	5,128,708
Sysco Corp.	101,183	6,683,137
Target Corp.	42,494	4,698,562
Walgreens Boots Alliance, Inc.	135,587	3,015,455
		23,155,738
CONTAINERS & PACKAGING — 3.5%
Amcor PLC	565,105	5,176,362
Ardagh Group SA (b) (c)	6,370	49,845
Ardagh Metal Packaging SA (b)	54,132	169,433
Avery Dennison Corp.	7,678	1,402,540
Berry Global Group, Inc.	16,991	1,051,913
Graphic Packaging Holding Co.	56,863	1,266,908
International Paper Co.	132,271	4,691,652
Packaging Corp. of America	33,795	5,189,222
Sealed Air Corp.	35,189	1,156,311
Silgan Holdings, Inc.	14,677	632,725
Sonoco Products Co.	30,096	1,635,718
Westrock Co.	97,336	3,484,629
		25,907,258
DISTRIBUTORS — 0.9%
Genuine Parts Co.	25,294	3,651,948
LKQ Corp.	59,137	2,927,873
		6,579,821
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	79,319	475,914
H&R Block, Inc.	57,969	2,496,145
		2,972,059
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	29,684	1,605,311
ELECTRIC UTILITIES — 5.4%
Alliant Energy Corp.	36,095	1,748,803
American Electric Power Co., Inc.	47,722	3,589,649
Avangrid, Inc. (b)	16,020	483,323
Edison International	63,599	4,025,181
Entergy Corp.	46,421	4,293,942
Evergy, Inc.	66,584	3,375,809
Eversource Energy	54,406	3,163,709
Exelon Corp.	95,844	3,621,945
FirstEnergy Corp.	76,536	2,616,000
Hawaiian Electric Industries, Inc.	41,871	515,432
IDACORP, Inc.	11,987	1,122,583
NRG Energy, Inc.	88,415	3,405,746
OGE Energy Corp.	76,624	2,553,878
Pinnacle West Capital Corp.	43,377	3,196,017
PPL Corp.	82,795	1,950,650
		39,662,667
ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC	19,627	1,040,035
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Avnet, Inc.	34,717	$1,673,012
Corning, Inc.	131,342	4,001,991
TD SYNNEX Corp.	8,776	876,371
		6,551,374
FINANCIAL SERVICES — 0.9%
Corebridge Financial, Inc.	52,364	1,034,189
Equitable Holdings, Inc.	46,786	1,328,255
MGIC Investment Corp.	109,982	1,835,600
TFS Financial Corp.	5,244	61,984
UWM Holdings Corp.	35,054	170,012
Western Union Co.	142,903	1,883,461
		6,313,501
FOOD PRODUCTS — 3.4%
Archer-Daniels-Midland Co.	95,889	7,231,948
Campbell Soup Co.	31,454	1,292,130
Conagra Brands, Inc.	78,373	2,148,988
Flowers Foods, Inc.	71,760	1,591,637
Hormel Foods Corp.	41,594	1,581,820
Ingredion, Inc.	15,977	1,572,137
J M Smucker Co.	13,293	1,633,843
Kellogg Co.	45,025	2,679,438
Tyson Foods, Inc. Class A	106,101	5,357,039
		25,088,980
GAS UTILITIES — 0.5%
National Fuel Gas Co.	33,933	1,761,462
UGI Corp.	79,574	1,830,202
		3,591,664
GROUND TRANSPORTATION — 0.3%
Ryder System, Inc.	17,521	1,873,871
Schneider National, Inc. Class B	14,508	401,726
		2,275,597
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	98,722	8,571,044
Premier, Inc. Class A	45,477	977,756
Quest Diagnostics, Inc.	22,721	2,768,781
		12,317,581
HEALTH CARE REITs — 0.8%
Healthpeak Properties, Inc. REIT	97,636	1,792,597
Medical Properties Trust, Inc. REIT (b)	226,454	1,234,174
Omega Healthcare Investors, Inc. REIT	86,724	2,875,768
		5,902,539
HOTEL & RESORT REITs — 0.3%
Host Hotels & Resorts, Inc. REIT	114,967	1,847,520
Park Hotels & Resorts, Inc. REIT	24,280	299,129
		2,146,649
HOTELS, RESTAURANTS & LEISURE — 1.8%
Darden Restaurants, Inc.	33,975	4,865,900

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Domino's Pizza, Inc.	3,913	$1,482,205
Marriott Vacations Worldwide Corp.	10,636	1,070,301
Texas Roadhouse, Inc.	15,051	1,446,401
Travel & Leisure Co.	28,495	1,046,621
Vail Resorts, Inc.	8,627	1,914,245
Wendy's Co.	25,331	517,006
Wyndham Hotels & Resorts, Inc.	12,687	882,254
		13,224,933
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	29,442	3,097,298
Leggett & Platt, Inc.	50,763	1,289,888
Newell Brands, Inc.	145,716	1,315,816
Toll Brothers, Inc.	12,282	908,377
Whirlpool Corp.	20,506	2,741,652
		9,353,031
HOUSEHOLD PRODUCTS — 0.1%
Reynolds Consumer Products, Inc.	10,725	274,882
Spectrum Brands Holdings, Inc.	4,152	325,309
		600,191
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	145,154	2,206,341
Brookfield Renewable Corp. Class A	47,376	1,134,182
Clearway Energy, Inc. Class A	13,082	260,593
Clearway Energy, Inc. Class C	30,919	654,246
		4,255,362
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	100,622	9,420,232
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	5,535	921,744
First Industrial Realty Trust, Inc. REIT	23,608	1,123,505
STAG Industrial, Inc. REIT	23,377	806,740
		2,851,989
INSURANCE — 3.2%
American Financial Group, Inc.	27,871	3,112,355
Assurant, Inc.	5,146	738,863
Axis Capital Holdings Ltd.	13,690	771,705
CNA Financial Corp.	6,854	269,705
Fidelity National Financial, Inc.	99,355	4,103,362
First American Financial Corp.	26,315	1,486,534
Hanover Insurance Group, Inc.	5,587	620,045
Hartford Financial Services Group, Inc.	30,654	2,173,675
Lincoln National Corp.	39,225	968,465
Old Republic International Corp.	102,664	2,765,768
Principal Financial Group, Inc.	51,709	3,726,668
Unum Group	47,823	2,352,413
		23,089,558
Security Description	Shares	Value
IT SERVICES — 0.3%
Amdocs Ltd.	22,685	$1,916,656
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	25,015	1,976,185
Hasbro, Inc.	24,938	1,649,399
Polaris, Inc.	20,521	2,137,057
		5,762,641
MACHINERY — 3.4%
Allison Transmission Holdings, Inc.	26,793	1,582,395
CNH Industrial NV (b)	373,231	4,516,095
Crane NXT Co.	18,465	1,026,100
Donaldson Co., Inc.	14,513	865,555
Flowserve Corp.	11,944	475,013
ITT, Inc.	8,373	819,800
Oshkosh Corp.	24,863	2,372,676
PACCAR, Inc.	97,532	8,292,171
Snap-on, Inc.	10,972	2,798,518
Stanley Black & Decker, Inc.	19,691	1,645,774
Timken Co.	6,440	473,276
		24,867,373
MEDIA — 1.6%
Cable One, Inc.	1,223	752,928
Fox Corp. Class B	14,535	419,771
Interpublic Group of Cos., Inc.	77,417	2,218,771
Nexstar Media Group, Inc.	13,036	1,868,971
Omnicom Group, Inc.	31,737	2,363,772
Paramount Global Class A	3,945	62,292
Paramount Global Class B	218,120	2,813,748
Sirius XM Holdings, Inc. (b)	224,351	1,014,066
		11,514,319
METALS & MINING — 1.8%
Newmont Corp.	59,201	2,187,477
Nucor Corp.	21,734	3,398,111
Reliance Steel & Aluminum Co.	11,530	3,023,512
Steel Dynamics, Inc.	34,607	3,710,562
U.S. Steel Corp.	18,142	589,252
		12,908,914
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Annaly Capital Management, Inc. REIT	189,106	3,557,084
Rithm Capital Corp. REIT	183,956	1,708,951
Starwood Property Trust, Inc. REIT	87,851	1,699,917
		6,965,952
MULTI-UTILITIES — 2.7%
Ameren Corp.	35,557	2,660,730
CenterPoint Energy, Inc.	79,969	2,147,168
CMS Energy Corp.	36,124	1,918,546
Consolidated Edison, Inc.	41,340	3,535,810
DTE Energy Co.	36,922	3,665,616
NiSource, Inc.	122,801	3,030,729

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc.	33,501	$2,698,505
		19,657,104
OFFICE REITs — 0.9%
Boston Properties, Inc. REIT	60,077	3,573,380
Cousins Properties, Inc. REIT	40,432	823,600
Highwoods Properties, Inc. REIT	40,091	826,275
Kilroy Realty Corp. REIT	43,832	1,385,530
		6,608,785
OIL, GAS & CONSUMABLE FUELS — 13.3%
Antero Midstream Corp.	29,485	353,230
APA Corp.	118,489	4,869,898
Chesapeake Energy Corp. (b)	48,460	4,178,706
Coterra Energy, Inc.	289,764	7,838,116
Devon Energy Corp.	245,259	11,698,854
Diamondback Energy, Inc.	67,208	10,409,175
DT Midstream, Inc.	9,596	507,820
EOG Resources, Inc.	34,684	4,396,544
EQT Corp.	40,962	1,662,238
HF Sinclair Corp.	54,089	3,079,287
Marathon Oil Corp.	70,197	1,877,770
Marathon Petroleum Corp.	45,008	6,811,511
New Fortress Energy, Inc. (b)	13,100	429,418
ONEOK, Inc.	56,912	3,609,928
Ovintiv, Inc.	92,887	4,418,634
Phillips 66	65,538	7,874,391
Pioneer Natural Resources Co.	55,425	12,722,809
Valero Energy Corp.	74,047	10,493,200
		97,231,529
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	24,536	1,356,105
PHARMACEUTICALS — 1.0%
Organon & Co.	97,491	1,692,444
Royalty Pharma PLC Class A	53,094	1,440,971
Viatris, Inc.	456,911	4,505,142
		7,638,557
PROFESSIONAL SERVICES — 1.1%
Genpact Ltd.	17,964	650,297
Leidos Holdings, Inc.	22,019	2,029,271
ManpowerGroup, Inc.	19,291	1,414,416
Robert Half, Inc.	40,300	2,953,184
Science Applications International Corp.	9,600	1,013,184
		8,060,352
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Lennar Corp. Class B (b)	1,471	150,380
RESIDENTIAL REITs — 1.8%
Apartment Income REIT Corp.	56,807	1,743,975
AvalonBay Communities, Inc. REIT	14,439	2,479,754
Camden Property Trust REIT	27,865	2,635,472
Equity LifeStyle Properties, Inc. REIT	17,175	1,094,219
Security Description	Shares	Value
Equity Residential REIT	29,295	$1,719,910
Essex Property Trust, Inc. REIT	6,756	1,432,880
Mid-America Apartment Communities, Inc. REIT	15,216	1,957,538
		13,063,748
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	10,321	570,132
Brixmor Property Group, Inc. REIT	91,137	1,893,827
Federal Realty Investment Trust REIT	22,310	2,021,955
NNN REIT, Inc.	40,248	1,422,364
Regency Centers Corp. REIT	34,513	2,051,453
Simon Property Group, Inc. REIT	57,663	6,229,334
Spirit Realty Capital, Inc. REIT	39,731	1,332,181
		15,521,246
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Skyworks Solutions, Inc.	39,275	3,872,122
SPECIALIZED REITs — 3.4%
CubeSmart REIT	34,707	1,323,378
EPR Properties REIT	27,366	1,136,784
Extra Space Storage, Inc. REIT	35,763	4,348,066
Gaming & Leisure Properties, Inc. REIT	74,667	3,401,082
Iron Mountain, Inc. REIT	36,898	2,193,586
Lamar Advertising Co. Class A REIT	33,299	2,779,467
National Storage Affiliates Trust REIT	15,948	506,189
Public Storage REIT	13,539	3,567,797
Rayonier, Inc. REIT	20,281	577,197
Weyerhaeuser Co. REIT	176,965	5,425,747
		25,259,293
SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	22,692	1,269,163
Bath & Body Works, Inc.	87,788	2,967,234
Best Buy Co., Inc.	74,397	5,168,360
Dick's Sporting Goods, Inc.	15,728	1,707,746
Gap, Inc.	73,362	779,838
Penske Automotive Group, Inc.	5,085	849,500
Tractor Supply Co. (b)	11,839	2,403,909
Williams-Sonoma, Inc.	24,964	3,879,406
		19,025,156
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Hewlett Packard Enterprise Co.	475,694	8,262,805
HP, Inc.	276,247	7,099,548
NetApp, Inc.	49,571	3,761,447
		19,123,800
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	14,131	977,158
Columbia Sportswear Co.	6,979	517,144

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Ralph Lauren Corp.	15,525	$1,802,297
Tapestry, Inc.	90,433	2,599,949
VF Corp.	49,282	870,813
		6,767,361
TOBACCO — 0.9%
Altria Group, Inc.	165,458	6,957,509
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	14,947	589,061
MSC Industrial Direct Co., Inc. Class A	17,539	1,721,453
Watsco, Inc. (b)	11,758	4,441,232
		6,751,746
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	31,177	1,070,306
TOTAL COMMON STOCKS (Cost $763,065,262)		728,769,721
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	1,813,483	1,813,846
State Street Navigator Securities Lending Portfolio II (a) (g)	13,607,653	13,607,653
TOTAL SHORT-TERM INVESTMENTS (Cost $15,421,474)		15,421,499
TOTAL INVESTMENTS — 101.6% (Cost $778,486,736)		744,191,220
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(11,760,088)
NET ASSETS — 100.0%		$732,431,132

(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	12/15/2023	$2,707,815	$2,595,300	$(112,515)
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$728,769,721	$—	$—	$728,769,721
Short-Term Investments	15,421,499	—	—	15,421,499
TOTAL INVESTMENTS	$744,191,220	$—	$—	$744,191,220
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(112,515)	$—	$—	$(112,515)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(112,515)	$—	$—	$(112,515)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	37,464	$2,741,616	$107,786	$110,309	$874	$(231,378)	37,464	$2,508,589	$25,850
State Street Institutional Liquid Reserves Fund, Premier Class	1,573,702	1,574,017	10,424,477	10,184,577	(73)	2	1,813,483	1,813,846	32,186
State Street Navigator Securities Lending Portfolio II	4,689,669	4,689,669	43,541,998	34,624,014	—	—	13,607,653	13,607,653	22,455
Total		$9,005,302	$54,074,261	$44,918,900	$801	$(231,376)		$17,930,088	$80,491
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	117	$6,965
AeroVironment, Inc. (a)	78	8,699
Axon Enterprise, Inc. (a)	282	56,115
Boeing Co. (a)	1,965	376,651
BWX Technologies, Inc.	318	23,844
Curtiss-Wright Corp.	139	27,193
General Dynamics Corp.	214	47,288
Hexcel Corp.	305	19,868
Howmet Aerospace, Inc.	1,448	66,970
Huntington Ingalls Industries, Inc.	61	12,479
Kaman Corp.	3	59
L3Harris Technologies, Inc.	60	10,447
Lockheed Martin Corp.	499	204,071
Mercury Systems, Inc. (a)	54	2,003
Moog, Inc. Class A	87	9,827
Northrop Grumman Corp.	135	59,426
RTX Corp.	2,616	188,273
Textron, Inc.	319	24,927
TransDigm Group, Inc. (a)	217	182,959
Triumph Group, Inc. (a)	7	54
Woodward, Inc.	145	18,018
		1,346,136
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	37	3,187
Expeditors International of Washington, Inc.	370	42,413
FedEx Corp.	414	109,677
Forward Air Corp.	36	2,475
GXO Logistics, Inc. (a)	413	24,222
Hub Group, Inc. Class A (a)	52	4,084
United Parcel Service, Inc. Class B	687	107,083
		293,141
AUTOMOBILE COMPONENTS — 0.2%
Adient PLC (a)	210	7,707
American Axle & Manufacturing Holdings, Inc. (a)	61	443
Aptiv PLC (a)	314	30,957
Autoliv, Inc.	105	10,130
BorgWarner, Inc.	815	32,902
Dana, Inc.	15	220
Dorman Products, Inc. (a)	3	227
Fox Factory Holding Corp. (a)	102	10,106
Gentex Corp.	428	13,927
Gentherm, Inc. (a)	46	2,496
Goodyear Tire & Rubber Co. (a)	567	7,048
LCI Industries	30	3,523
Lear Corp.	71	9,528
Patrick Industries, Inc.	78	5,855
Phinia, Inc.	180	4,822
Standard Motor Products, Inc.	34	1,143
Visteon Corp. (a)	56	7,732
Security Description	Shares	Value
XPEL, Inc. (a)	55	$4,241
		153,007
AUTOMOBILES — 0.7%
Ford Motor Co.	8,688	107,905
General Motors Co.	2,488	82,029
Harley-Davidson, Inc.	96	3,174
Tesla, Inc. (a)	1,459	365,071
Thor Industries, Inc.	185	17,599
Winnebago Industries, Inc.	39	2,319
		578,097
BANKS — 2.8%
Ameris Bancorp	7	269
Associated Banc-Corp.	173	2,960
Atlantic Union Bankshares Corp.	8	230
Axos Financial, Inc. (a)	74	2,802
Banc of California, Inc.	64	792
BancFirst Corp.	5	434
Bancorp, Inc. (a)	158	5,451
Bank of America Corp.	2,178	59,634
Bank of Hawaii Corp.	4	199
Bank of New York Mellon Corp.	1,235	52,673
Bank OZK	102	3,781
BankUnited, Inc.	7	159
Banner Corp.	3	127
Berkshire Hills Bancorp, Inc.	5	100
Brookline Bancorp, Inc.	214	1,950
Cadence Bank	95	2,016
Capitol Federal Financial, Inc.	46	219
Cathay General Bancorp	53	1,842
Central Pacific Financial Corp.	93	1,551
Citigroup, Inc.	1,435	59,022
Citizens Financial Group, Inc.	51	1,367
City Holding Co.	21	1,897
Columbia Banking System, Inc.	64	1,299
Comerica, Inc.	13	540
Commerce Bancshares, Inc.	12	576
Community Bank System, Inc.	29	1,224
Cullen/Frost Bankers, Inc.	19	1,733
Customers Bancorp, Inc. (a)	10	344
CVB Financial Corp.	13	215
Dime Community Bancshares, Inc.	86	1,717
Eagle Bancorp, Inc.	49	1,051
East West Bancorp, Inc.	44	2,319
FB Financial Corp.	63	1,787
Fifth Third Bancorp	72	1,824
First BanCorp (b)	95	1,279
First BanCorp (b)	85	2,392
First Commonwealth Financial Corp.	54	659
First Financial Bancorp	90	1,764
First Financial Bankshares, Inc.	13	327
First Hawaiian, Inc.	121	2,184
First Horizon Corp.	169	1,862
FNB Corp.	418	4,510
Fulton Financial Corp.	16	194

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Glacier Bancorp, Inc.	11	$313
Goldman Sachs Group, Inc.	385	124,574
Hancock Whitney Corp.	28	1,036
Hanmi Financial Corp.	125	2,029
Heritage Financial Corp.	3	49
Hilltop Holdings, Inc.	156	4,424
Home BancShares, Inc.	219	4,586
Hope Bancorp, Inc.	241	2,133
Huntington Bancshares, Inc.	456	4,742
Independent Bank Corp.	25	1,227
Independent Bank Group, Inc.	3	119
International Bancshares Corp.	84	3,641
JPMorgan Chase & Co.	10,130	1,469,053
KeyCorp	97	1,044
Lakeland Financial Corp.	12	569
M&T Bank Corp.	16	2,023
Morgan Stanley	2,022	165,137
National Bank Holdings Corp. Class A	73	2,172
NBT Bancorp, Inc.	66	2,092
New York Community Bancorp, Inc.	1,486	16,851
Northern Trust Corp.	21	1,459
Northfield Bancorp, Inc.	99	936
Northwest Bancshares, Inc.	13	133
OFG Bancorp	55	1,642
Old National Bancorp	92	1,338
Pacific Premier Bancorp, Inc.	10	218
PacWest Bancorp	13	103
Park National Corp. (c)	4	378
Pathward Financial, Inc.	99	4,563
Pinnacle Financial Partners, Inc.	7	469
PNC Financial Services Group, Inc.	42	5,156
Preferred Bank	31	1,930
Prosperity Bancshares, Inc.	10	546
Provident Financial Services, Inc.	7	107
Regions Financial Corp.	494	8,497
Renasant Corp.	6	157
S&T Bancorp, Inc.	86	2,329
Seacoast Banking Corp. of Florida	8	176
ServisFirst Bancshares, Inc.	5	261
Simmons First National Corp. Class A	12	203
Southside Bancshares, Inc.	3	86
SouthState Corp.	8	539
State Street Corp. (d)	598	40,042
Stellar Bancorp, Inc.	5	107
Synovus Financial Corp.	45	1,251
Texas Capital Bancshares, Inc. (a)	27	1,590
Tompkins Financial Corp.	19	931
Triumph Financial, Inc. (a)	38	2,462
Truist Financial Corp.	138	3,948
TrustCo Bank Corp.	35	955
Trustmark Corp.	56	1,217
U.S. Bancorp	147	4,860
UMB Financial Corp.	4	248
United Bankshares, Inc.	14	386
Security Description	Shares	Value
United Community Banks, Inc.	12	$305
Valley National Bancorp	132	1,130
Veritex Holdings, Inc.	97	1,741
Washington Federal, Inc.	7	179
Webster Financial Corp.	54	2,177
Wells Fargo & Co.	5,024	205,281
Westamerica BanCorp	8	346
Wintrust Financial Corp.	33	2,491
WSFS Financial Corp.	6	219
Zions Bancorp NA	15	523
		2,340,704
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	5	1,948
Brown-Forman Corp. Class B	135	7,788
Celsius Holdings, Inc. (a)	192	32,947
Coca-Cola Co.	4,508	252,358
Coca-Cola Consolidated, Inc.	16	10,181
Constellation Brands, Inc. Class A	221	55,544
Keurig Dr Pepper, Inc.	266	8,398
MGP Ingredients, Inc. (c)	21	2,215
Molson Coors Beverage Co. Class B	415	26,390
Monster Beverage Corp. (a)	1,806	95,628
National Beverage Corp. (a)	12	564
PepsiCo, Inc.	2,467	418,008
		911,969
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	1,670	248,930
Amgen, Inc.	394	105,891
Arcus Biosciences, Inc. (a)	5	90
Arrowhead Pharmaceuticals, Inc. (a)	11	296
Avid Bioservices, Inc. (a)	59	557
Biogen, Inc. (a)	503	129,276
Catalyst Pharmaceuticals, Inc. (a)	396	4,629
Cytokinetics, Inc. (a)	67	1,974
Dynavax Technologies Corp. (a)	63	931
Exelixis, Inc. (a)	170	3,714
Gilead Sciences, Inc.	4,597	344,499
Halozyme Therapeutics, Inc. (a)	14	535
Incyte Corp. (a)	19	1,098
Ironwood Pharmaceuticals, Inc. (a)	340	3,274
Moderna, Inc. (a)	35	3,615
Myriad Genetics, Inc. (a)	43	690
Neurocrine Biosciences, Inc. (a)	134	15,075
Regeneron Pharmaceuticals, Inc. (a)	353	290,505
REGENXBIO, Inc. (a)	4	66
United Therapeutics Corp. (a)	44	9,938
Vericel Corp. (a)	144	4,827
Vertex Pharmaceuticals, Inc. (a)	845	293,840
Vir Biotechnology, Inc. (a)	255	2,389
Xencor, Inc. (a)	18	363
		1,467,002

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
BROADLINE RETAIL — 1.4%
Amazon.com, Inc. (a)	8,634	$1,097,554
eBay, Inc.	395	17,415
Etsy, Inc. (a)	39	2,519
Kohl's Corp.	41	859
Macy's, Inc.	29	337
Nordstrom, Inc. (c)	11	164
Ollie's Bargain Outlet Holdings, Inc. (a)	66	5,094
		1,123,942
BUILDING PRODUCTS — 1.0%
A O Smith Corp.	302	19,971
AAON, Inc.	235	13,363
Advanced Drainage Systems, Inc.	59	6,716
Allegion PLC	213	22,194
American Woodmark Corp. (a)	64	4,839
Apogee Enterprises, Inc.	72	3,390
AZZ, Inc.	29	1,322
Builders FirstSource, Inc. (a)	515	64,112
Carlisle Cos., Inc.	27	7,000
Carrier Global Corp.	2,725	150,420
Fortune Brands Innovations, Inc.	414	25,734
Gibraltar Industries, Inc. (a)	111	7,494
Griffon Corp.	203	8,053
Insteel Industries, Inc.	28	909
Johnson Controls International PLC	2,384	126,853
Lennox International, Inc.	110	41,188
Masco Corp.	306	16,356
Masterbrand, Inc. (a)	326	3,961
Owens Corning	332	45,288
PGT Innovations, Inc. (a)	228	6,327
Quanex Building Products Corp.	51	1,437
Resideo Technologies, Inc. (a)	46	727
Simpson Manufacturing Co., Inc.	157	23,520
Trane Technologies PLC	792	160,705
Trex Co., Inc. (a)	149	9,183
UFP Industries, Inc.	110	11,264
		782,326
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.	95	12,382
Ameriprise Financial, Inc.	340	112,091
Artisan Partners Asset Management, Inc. Class A	123	4,603
Avantax, Inc. (a)	78	1,995
B Riley Financial, Inc. (c)	66	2,705
BlackRock, Inc.	251	162,269
Brightsphere Investment Group, Inc.	148	2,870
Cboe Global Markets, Inc.	233	36,397
Charles Schwab Corp.	475	26,077
CME Group, Inc.	417	83,492
Donnelley Financial Solutions, Inc. (a)	122	6,866
Evercore, Inc. Class A	107	14,753
FactSet Research Systems, Inc.	29	12,681
Security Description	Shares	Value
Federated Hermes, Inc.	152	$5,148
Franklin Resources, Inc.	388	9,537
Interactive Brokers Group, Inc. Class A	398	34,451
Intercontinental Exchange, Inc.	1,149	126,413
Invesco Ltd.	520	7,550
Janus Henderson Group PLC	152	3,925
Jefferies Financial Group, Inc.	373	13,663
MarketAxess Holdings, Inc.	44	9,400
Moelis & Co. Class A	105	4,739
Moody's Corp.	349	110,343
MSCI, Inc.	93	47,716
Nasdaq, Inc.	107	5,199
Piper Sandler Cos.	21	3,052
Raymond James Financial, Inc.	353	35,452
S&P Global, Inc.	587	214,496
SEI Investments Co.	200	12,046
Stifel Financial Corp.	143	8,786
StoneX Group, Inc. (a)	16	1,551
T Rowe Price Group, Inc.	166	17,408
Virtus Investment Partners, Inc.	4	808
WisdomTree, Inc.	41	287
		1,151,151
CHEMICALS — 1.9%
AdvanSix, Inc.	26	808
Air Products & Chemicals, Inc.	725	205,465
Albemarle Corp.	87	14,793
American Vanguard Corp.	40	437
Ashland, Inc.	26	2,124
Avient Corp.	106	3,744
Axalta Coating Systems Ltd. (a)	756	20,336
Balchem Corp.	58	7,194
Cabot Corp.	41	2,840
Celanese Corp.	137	17,196
CF Industries Holdings, Inc.	19	1,629
Chemours Co.	294	8,247
Corteva, Inc.	973	49,779
Dow, Inc.	1,117	57,592
DuPont de Nemours, Inc.	1,208	90,105
Eastman Chemical Co.	61	4,680
Ecolab, Inc.	600	101,640
FMC Corp.	144	9,644
Hawkins, Inc.	74	4,355
HB Fuller Co.	132	9,057
Ingevity Corp. (a)	11	524
Innospec, Inc.	34	3,475
International Flavors & Fragrances, Inc.	27	1,841
Koppers Holdings, Inc.	3	119
Linde PLC	1,701	633,367
Livent Corp. (a) (c)	301	5,541
LyondellBasell Industries NV Class A	454	42,994
Mativ Holdings, Inc.	26	371
Minerals Technologies, Inc.	4	219
Mosaic Co.	36	1,282

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
NewMarket Corp.	17	$7,736
Olin Corp.	192	9,596
PPG Industries, Inc.	570	73,986
Quaker Chemical Corp. (c)	49	7,840
RPM International, Inc.	177	16,781
Scotts Miracle-Gro Co. (c)	12	620
Sensient Technologies Corp.	40	2,339
Sherwin-Williams Co.	469	119,618
Stepan Co.	7	525
Westlake Corp.	112	13,963
		1,554,402
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	77	3,081
Brady Corp. Class A	62	3,405
Brink's Co.	149	10,823
Cintas Corp.	228	109,670
Clean Harbors, Inc. (a)	193	32,300
Copart, Inc. (a)	3,159	136,121
CoreCivic, Inc. REIT (a)	11	124
Deluxe Corp.	13	246
Enviri Corp. (a)	26	188
GEO Group, Inc. (a)	384	3,141
Healthcare Services Group, Inc.	90	939
HNI Corp.	12	415
Interface, Inc.	60	589
Liquidity Services, Inc. (a)	27	476
Matthews International Corp. Class A	139	5,408
MillerKnoll, Inc.	20	489
MSA Safety, Inc.	144	22,702
OPENLANE, Inc. (a)	57	850
Pitney Bowes, Inc.	17	51
Republic Services, Inc.	411	58,572
Rollins, Inc.	559	20,867
Stericycle, Inc. (a)	48	2,146
Tetra Tech, Inc.	95	14,443
UniFirst Corp.	2	326
Viad Corp. (a)	29	760
Waste Management, Inc.	656	100,001
		528,133
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN Holdings, Inc.	7	58
Arista Networks, Inc. (a)	920	169,216
Calix, Inc. (a)	31	1,421
Ciena Corp. (a)	47	2,221
Cisco Systems, Inc.	9,918	533,192
Clearfield, Inc. (a) (c)	48	1,376
Digi International, Inc. (a)	164	4,428
Extreme Networks, Inc. (a)	541	13,098
F5, Inc. (a)	19	3,062
Harmonic, Inc. (a)	486	4,680
Juniper Networks, Inc.	779	21,648
Lumentum Holdings, Inc. (a)	8	361
Motorola Solutions, Inc.	548	149,187
NetScout Systems, Inc. (a)	78	2,186
Security Description	Shares	Value
Viasat, Inc. (a) (c)	249	$4,596
Viavi Solutions, Inc. (a)	94	859
		911,589
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	366	30,393
Arcosa, Inc.	182	13,086
Comfort Systems USA, Inc.	145	24,709
Dycom Industries, Inc. (a)	58	5,162
EMCOR Group, Inc.	184	38,712
Fluor Corp. (a)	347	12,735
Granite Construction, Inc.	94	3,574
MasTec, Inc. (a)	228	16,409
MDU Resources Group, Inc.	408	7,989
MYR Group, Inc. (a)	45	6,064
Quanta Services, Inc.	535	100,082
Valmont Industries, Inc.	38	9,128
		268,043
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	125	20,815
Knife River Corp. (a)	102	4,980
Martin Marietta Materials, Inc.	216	88,664
Vulcan Materials Co.	491	99,192
		213,651
CONSUMER FINANCE — 0.4%
American Express Co.	1,291	192,604
Bread Financial Holdings, Inc.	5	171
Capital One Financial Corp.	522	50,660
Discover Financial Services	669	57,956
Encore Capital Group, Inc. (a)	11	525
Enova International, Inc. (a)	61	3,103
FirstCash Holdings, Inc.	130	13,049
Green Dot Corp. Class A (a)	6	84
Navient Corp.	244	4,202
PRA Group, Inc. (a)	32	615
PROG Holdings, Inc. (a)	182	6,044
SLM Corp.	433	5,897
Synchrony Financial	677	20,696
		355,606
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Andersons, Inc.	65	3,348
BJ's Wholesale Club Holdings, Inc. (a)	99	7,066
Casey's General Stores, Inc.	104	28,238
Chefs' Warehouse, Inc. (a)	98	2,076
Costco Wholesale Corp.	607	342,931
Dollar General Corp.	21	2,222
Dollar Tree, Inc. (a)	65	6,919
Grocery Outlet Holding Corp. (a)	46	1,327
Kroger Co.	1,029	46,048
Performance Food Group Co. (a)	476	28,017
PriceSmart, Inc.	20	1,489
SpartanNash Co.	104	2,288
Sprouts Farmers Market, Inc. (a) (c)	422	18,062

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sysco Corp.	267	$17,635
Target Corp.	146	16,143
U.S. Foods Holding Corp. (a)	835	33,149
United Natural Foods, Inc. (a)	106	1,499
Walgreens Boots Alliance, Inc.	76	1,690
Walmart, Inc.	4,372	699,214
		1,259,361
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	155	1,420
AptarGroup, Inc.	126	15,755
Avery Dennison Corp.	59	10,778
Ball Corp.	34	1,693
Berry Global Group, Inc.	264	16,344
Crown Holdings, Inc.	50	4,424
Graphic Packaging Holding Co.	614	13,680
Greif, Inc. Class A	65	4,343
International Paper Co.	37	1,312
Myers Industries, Inc.	11	197
O-I Glass, Inc. (a)	635	10,624
Packaging Corp. of America	104	15,969
Sealed Air Corp.	14	460
Silgan Holdings, Inc.	150	6,466
Sonoco Products Co.	93	5,055
Westrock Co.	28	1,002
		109,522
DISTRIBUTORS — 0.1%
Genuine Parts Co.	311	44,902
LKQ Corp.	455	22,527
Pool Corp.	67	23,859
		91,288
DIVERSIFIED CONSUMER SERVICES — 0.0% (e)
Adtalem Global Education, Inc. (a)	13	557
Frontdoor, Inc. (a)	215	6,577
Graham Holdings Co. Class B	4	2,332
Grand Canyon Education, Inc. (a)	55	6,428
H&R Block, Inc.	48	2,067
Perdoceo Education Corp.	87	1,488
Service Corp. International	80	4,571
Strategic Education, Inc.	27	2,032
Stride, Inc. (a)	12	540
		26,592
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	86	1,439
American Assets Trust, Inc. REIT	5	97
Armada Hoffler Properties, Inc. REIT	55	563
Essential Properties Realty Trust, Inc. REIT	203	4,391
Global Net Lease, Inc. REIT	120	1,153
		7,643
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	3,764	56,535
ATN International, Inc.	2	63
Security Description	Shares	Value
Cogent Communications Holdings, Inc.	88	$5,447
Consolidated Communications Holdings, Inc. (a)	89	305
Frontier Communications Parent, Inc. (a)	117	1,831
Iridium Communications, Inc.	464	21,107
Lumen Technologies, Inc. (a) (c)	716	1,017
Verizon Communications, Inc.	1,328	43,041
		129,346
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	66	3,485
Alliant Energy Corp.	132	6,395
American Electric Power Co., Inc.	271	20,385
Constellation Energy Corp.	1,196	130,460
Duke Energy Corp.	243	21,447
Edison International	686	43,417
Entergy Corp.	111	10,267
Evergy, Inc.	121	6,135
Eversource Energy	110	6,396
Exelon Corp.	733	27,700
FirstEnergy Corp.	631	21,568
IDACORP, Inc.	37	3,465
NextEra Energy, Inc.	1,065	61,014
NRG Energy, Inc.	315	12,134
OGE Energy Corp.	147	4,899
Otter Tail Corp. (c)	101	7,668
PG&E Corp. (a)	8,175	131,863
Pinnacle West Capital Corp.	274	20,188
PNM Resources, Inc.	82	3,658
Portland General Electric Co.	72	2,914
PPL Corp.	543	12,793
Southern Co.	801	51,841
Xcel Energy, Inc.	289	16,537
		626,629
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	16	2,725
AMETEK, Inc.	788	116,435
Eaton Corp. PLC	1,469	313,308
Emerson Electric Co.	782	75,518
Encore Wire Corp.	61	11,130
EnerSys	156	14,768
Generac Holdings, Inc. (a)	6	654
Hubbell, Inc.	209	65,503
nVent Electric PLC	606	32,112
Regal Rexnord Corp.	158	22,575
Rockwell Automation, Inc.	395	112,918
SunPower Corp. (a) (c)	45	278
Sunrun, Inc. (a) (c)	25	314
Vicor Corp. (a)	7	412
		768,650
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	136	14,024

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Amphenol Corp. Class A	1,191	$100,032
Arlo Technologies, Inc. (a)	460	4,738
Arrow Electronics, Inc. (a)	113	14,152
Avnet, Inc.	165	7,951
Badger Meter, Inc.	120	17,264
Belden, Inc.	182	17,572
Benchmark Electronics, Inc.	51	1,237
CDW Corp.	184	37,124
Cognex Corp.	343	14,557
Coherent Corp. (a)	159	5,190
Corning, Inc.	886	26,997
CTS Corp.	102	4,258
ePlus, Inc. (a)	13	826
Fabrinet (a)	123	20,494
Insight Enterprises, Inc. (a)	110	16,005
IPG Photonics Corp. (a)	125	12,693
Itron, Inc. (a)	154	9,329
Jabil, Inc.	542	68,774
Keysight Technologies, Inc. (a)	281	37,179
Knowles Corp. (a)	84	1,244
Littelfuse, Inc.	39	9,646
Methode Electronics, Inc.	103	2,354
National Instruments Corp.	531	31,658
Novanta, Inc. (a)	94	13,483
OSI Systems, Inc. (a)	57	6,728
Plexus Corp. (a)	44	4,091
Rogers Corp. (a)	2	263
Sanmina Corp. (a)	194	10,530
ScanSource, Inc. (a)	17	515
TD SYNNEX Corp.	31	3,096
TE Connectivity Ltd.	564	69,671
Teledyne Technologies, Inc. (a)	75	30,644
Trimble, Inc. (a)	27	1,454
TTM Technologies, Inc. (a)	78	1,005
Vishay Intertechnology, Inc.	403	9,962
Vontier Corp.	445	13,759
Zebra Technologies Corp. Class A (a)	16	3,785
		644,284
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	513	6,464
Baker Hughes Co.	3,518	124,256
Bristow Group, Inc. (a)	7	197
ChampionX Corp.	810	28,852
Core Laboratories, Inc.	196	4,706
Dril-Quip, Inc. (a)	4	113
Halliburton Co.	2,185	88,492
Helix Energy Solutions Group, Inc. (a)	370	4,133
Helmerich & Payne, Inc.	33	1,391
Nabors Industries Ltd. (a)	3	369
NOV, Inc.	125	2,613
Oceaneering International, Inc. (a)	442	11,368
Oil States International, Inc. (a)	6	50
Patterson-UTI Energy, Inc.	21	291
ProPetro Holding Corp. (a)	10	106
Security Description	Shares	Value
RPC, Inc.	8	$72
Schlumberger NV	5,255	306,366
U.S. Silica Holdings, Inc. (a)	7	98
Valaris Ltd. (a)	220	16,496
		596,433
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	1,130	105,802
Cinemark Holdings, Inc. (a)	80	1,468
Electronic Arts, Inc.	302	36,361
Live Nation Entertainment, Inc. (a)	167	13,868
Marcus Corp. (c)	28	434
Netflix, Inc. (a)	1,827	689,875
Take-Two Interactive Software, Inc. (a)	317	44,503
TKO Group Holdings, Inc. (c)	165	13,870
Walt Disney Co. (a)	578	46,847
Warner Bros Discovery, Inc. (a)	700	7,602
		960,630
FINANCIAL SERVICES — 3.9%
Berkshire Hathaway, Inc. Class B (a)	4,046	1,417,314
Essent Group Ltd.	265	12,532
Euronet Worldwide, Inc. (a)	124	9,843
EVERTEC, Inc.	83	3,086
Fidelity National Information Services, Inc.	61	3,371
Fiserv, Inc. (a)	1,625	183,560
FleetCor Technologies, Inc. (a)	164	41,876
Global Payments, Inc.	28	3,231
Jack Henry & Associates, Inc.	21	3,174
Mastercard, Inc. Class A	1,669	660,774
MGIC Investment Corp.	668	11,149
Mr Cooper Group, Inc. (a)	156	8,355
NMI Holdings, Inc. Class A (a)	219	5,933
Payoneer Global, Inc. (a)	191	1,169
PayPal Holdings, Inc. (a)	118	6,898
Radian Group, Inc.	443	11,124
Visa, Inc. Class A	3,566	820,216
Voya Financial, Inc.	314	20,865
Walker & Dunlop, Inc.	19	1,410
Western Union Co.	39	514
WEX, Inc. (a)	86	16,176
		3,242,570
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	402	30,319
B&G Foods, Inc.	156	1,543
Bunge Ltd.	238	25,763
Calavo Growers, Inc.	6	151
Cal-Maine Foods, Inc.	36	1,743
Campbell Soup Co.	148	6,080
Conagra Brands, Inc.	653	17,905
Darling Ingredients, Inc. (a)	118	6,160
Flowers Foods, Inc.	142	3,150
Fresh Del Monte Produce, Inc.	32	827

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	928	$59,383
Hain Celestial Group, Inc. (a)	30	311
Hershey Co.	294	58,823
Hormel Foods Corp.	91	3,461
Hostess Brands, Inc. (a)	267	8,894
Ingredion, Inc.	174	17,122
J & J Snack Foods Corp.	40	6,546
J M Smucker Co.	259	31,834
John B Sanfilippo & Son, Inc.	10	988
Kellogg Co.	189	11,247
Kraft Heinz Co.	1,074	36,129
Lamb Weston Holdings, Inc.	567	52,425
Lancaster Colony Corp.	80	13,202
McCormick & Co., Inc.	343	25,945
Mondelez International, Inc. Class A	3,298	228,881
Pilgrim's Pride Corp. (a)	5	114
Post Holdings, Inc. (a)	74	6,345
Simply Good Foods Co. (a)	113	3,901
Tootsie Roll Industries, Inc.	72	2,150
TreeHouse Foods, Inc. (a)	123	5,360
Tyson Foods, Inc. Class A	31	1,565
		668,267
GAS UTILITIES — 0.0% (e)
Atmos Energy Corp.	168	17,796
Chesapeake Utilities Corp.	9	880
National Fuel Gas Co.	48	2,492
New Jersey Resources Corp.	153	6,216
Northwest Natural Holding Co.	11	420
ONE Gas, Inc.	41	2,800
Southwest Gas Holdings, Inc.	6	362
Spire, Inc.	28	1,584
UGI Corp.	25	575
		33,125
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	50	5,083
Avis Budget Group, Inc. (a)	63	11,320
CSX Corp.	3,639	111,899
Heartland Express, Inc.	28	411
JB Hunt Transport Services, Inc.	113	21,303
Knight-Swift Transportation Holdings, Inc.	221	11,083
Landstar System, Inc.	124	21,941
Marten Transport Ltd.	79	1,557
Norfolk Southern Corp.	168	33,084
Old Dominion Freight Line, Inc.	275	112,514
RXO, Inc. (a)	52	1,026
Ryder System, Inc.	93	9,946
Saia, Inc. (a)	101	40,264
Union Pacific Corp.	447	91,023
Werner Enterprises, Inc.	81	3,155
XPO, Inc. (a)	452	33,746
		509,355
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	2,381	$230,600
Align Technology, Inc. (a)	234	71,445
Artivion, Inc. (a)	4	61
Avanos Medical, Inc. (a)	5	101
Baxter International, Inc.	52	1,962
Becton Dickinson & Co.	568	146,845
Boston Scientific Corp. (a)	5,105	269,544
CONMED Corp.	112	11,295
Cooper Cos., Inc.	120	38,161
DENTSPLY SIRONA, Inc.	454	15,509
Dexcom, Inc. (a)	1,510	140,883
Edwards Lifesciences Corp. (a)	447	30,968
Embecta Corp.	18	271
Enovis Corp. (a)	86	4,535
Envista Holdings Corp. (a)	52	1,450
GE HealthCare Technologies, Inc.	1,441	98,046
Glaukos Corp. (a)	168	12,642
Globus Medical, Inc. Class A (a)	139	6,901
Haemonetics Corp. (a)	165	14,781
Hologic, Inc. (a)	544	37,754
ICU Medical, Inc. (a)	35	4,165
IDEXX Laboratories, Inc. (a)	271	118,500
Inari Medical, Inc. (a)	5	327
Insulet Corp. (a)	169	26,954
Integer Holdings Corp. (a)	113	8,863
Integra LifeSciences Holdings Corp. (a)	7	267
Intuitive Surgical, Inc. (a)	1,365	398,976
Lantheus Holdings, Inc. (a)	123	8,546
LeMaitre Vascular, Inc.	66	3,596
LivaNova PLC (a)	6	317
Masimo Corp. (a)	107	9,382
Medtronic PLC	1,540	120,674
Merit Medical Systems, Inc. (a)	231	15,944
Neogen Corp. (a)	209	3,875
Omnicell, Inc. (a)	19	856
OraSure Technologies, Inc. (a)	8	47
Orthofix Medical, Inc. (a)	28	360
Penumbra, Inc. (a)	153	37,012
QuidelOrtho Corp. (a)	5	365
ResMed, Inc.	108	15,970
Shockwave Medical, Inc. (a)	135	26,878
STAAR Surgical Co. (a)	5	201
STERIS PLC	136	29,841
Stryker Corp.	1,245	340,221
Tandem Diabetes Care, Inc. (a)	6	125
Teleflex, Inc.	64	12,570
UFP Technologies, Inc. (a)	29	4,682
Varex Imaging Corp. (a)	26	489
Zimmer Biomet Holdings, Inc.	769	86,297
		2,410,054
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a)	87	6,117
AdaptHealth Corp. (a)	8	73
Addus HomeCare Corp. (a)	21	1,789

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Amedisys, Inc. (a)	4	$374
AMN Healthcare Services, Inc. (a)	21	1,789
Apollo Medical Holdings, Inc. (a)	4	123
Cardinal Health, Inc.	993	86,212
Cencora, Inc.	597	107,442
Centene Corp. (a)	58	3,995
Chemed Corp.	33	17,150
Cigna Group	467	133,595
Community Health Systems, Inc. (a)	164	476
CorVel Corp. (a)	34	6,686
Cross Country Healthcare, Inc. (a)	148	3,669
CVS Health Corp.	135	9,426
DaVita, Inc. (a)	145	13,707
Elevance Health, Inc.	175	76,199
Encompass Health Corp.	369	24,782
Enhabit, Inc. (a)	5	56
Ensign Group, Inc.	159	14,776
Fulgent Genetics, Inc. (a)	2	54
HCA Healthcare, Inc.	786	193,340
HealthEquity, Inc. (a)	167	12,199
Henry Schein, Inc. (a)	179	13,291
Humana, Inc.	92	44,760
Laboratory Corp. of America Holdings	65	13,068
McKesson Corp.	443	192,639
ModivCare, Inc. (a)	9	284
Molina Healthcare, Inc. (a)	46	15,083
NeoGenomics, Inc. (a)	512	6,298
Option Care Health, Inc. (a)	191	6,179
Owens & Minor, Inc. (a)	39	630
Patterson Cos., Inc.	210	6,224
Pediatrix Medical Group, Inc. (a)	28	356
Progyny, Inc. (a)	266	9,049
Quest Diagnostics, Inc.	177	21,569
R1 RCM, Inc. (a)	13	196
RadNet, Inc. (a)	210	5,920
Select Medical Holdings Corp.	209	5,281
Tenet Healthcare Corp. (a)	333	21,941
U.S. Physical Therapy, Inc.	36	3,302
UnitedHealth Group, Inc.	491	247,557
Universal Health Services, Inc. Class B	232	29,169
		1,356,825
HEALTH CARE REITs — 0.1%
CareTrust REIT, Inc.	136	2,788
Community Healthcare Trust, Inc. REIT	8	237
Healthcare Realty Trust, Inc. REIT	120	1,832
Healthpeak Properties, Inc. REIT	56	1,028
LTC Properties, Inc. REIT	13	418
Medical Properties Trust, Inc. REIT (c)	193	1,052
Omega Healthcare Investors, Inc. REIT	419	13,894
Physicians Realty Trust REIT	215	2,621
Security Description	Shares	Value
Sabra Health Care REIT, Inc.	73	$1,018
Universal Health Realty Income Trust REIT	27	1,092
Ventas, Inc. REIT	294	12,386
Welltower, Inc. REIT	576	47,186
		85,552
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	11	160
NextGen Healthcare, Inc. (a)	40	949
Schrodinger, Inc. (a)	209	5,908
Simulations Plus, Inc.	2	83
Veradigm, Inc. (a)	11	145
		7,245
HOTEL & RESORT REITs — 0.0% (e)
Chatham Lodging Trust REIT	125	1,196
DiamondRock Hospitality Co. REIT	64	514
Host Hotels & Resorts, Inc. REIT	824	13,242
Park Hotels & Resorts, Inc. REIT	229	2,821
Pebblebrook Hotel Trust REIT	12	163
Service Properties Trust REIT	602	4,629
Summit Hotel Properties, Inc. REIT	190	1,102
Sunstone Hotel Investors, Inc. REIT	373	3,488
Xenia Hotels & Resorts, Inc. REIT	164	1,932
		29,087
HOTELS, RESTAURANTS & LEISURE — 2.7%
Aramark	906	31,438
BJ's Restaurants, Inc. (a)	3	70
Bloomin' Brands, Inc.	221	5,434
Booking Holdings, Inc. (a)	132	407,081
Boyd Gaming Corp.	267	16,242
Brinker International, Inc. (a)	154	4,865
Caesars Entertainment, Inc. (a)	430	19,931
Carnival Corp. (a)	4,125	56,595
Cheesecake Factory, Inc. (c)	146	4,424
Chipotle Mexican Grill, Inc. (a)	101	185,015
Choice Hotels International, Inc. (c)	13	1,593
Churchill Downs, Inc.	241	27,966
Chuy's Holdings, Inc. (a)	2	71
Cracker Barrel Old Country Store, Inc. (c)	57	3,830
Darden Restaurants, Inc.	444	63,590
Dave & Buster's Entertainment, Inc. (a)	109	4,041
Dine Brands Global, Inc.	12	593
Domino's Pizza, Inc.	11	4,167
Expedia Group, Inc. (a)	225	23,191
Golden Entertainment, Inc.	84	2,871
Hilton Grand Vacations, Inc. (a)	106	4,314
Hilton Worldwide Holdings, Inc.	585	87,855
Jack in the Box, Inc.	45	3,108
Las Vegas Sands Corp.	1,281	58,721
Light & Wonder, Inc. (a)	336	23,967
Marriott International, Inc. Class A	608	119,509

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	37	$3,723
McDonald's Corp.	1,766	465,235
MGM Resorts International (a)	1,039	38,194
Monarch Casino & Resort, Inc.	35	2,174
Norwegian Cruise Line Holdings Ltd. (a) (c)	1,653	27,241
Papa John's International, Inc. (c)	10	682
Penn Entertainment, Inc. (a)	17	390
Royal Caribbean Cruises Ltd. (a)	971	89,468
Sabre Corp. (a)	35	157
Shake Shack, Inc. Class A (a)	146	8,478
Six Flags Entertainment Corp. (a)	108	2,539
Starbucks Corp.	3,018	275,453
Texas Roadhouse, Inc.	233	22,391
Travel & Leisure Co.	64	2,351
Wendy's Co.	306	6,245
Wingstop, Inc.	123	22,120
Wyndham Hotels & Resorts, Inc.	118	8,206
Wynn Resorts Ltd.	378	34,931
Yum! Brands, Inc.	679	84,834
		2,255,294
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	19	5,048
Century Communities, Inc.	102	6,812
DR Horton, Inc.	1,203	129,286
Ethan Allen Interiors, Inc.	76	2,272
Garmin Ltd.	307	32,296
Green Brick Partners, Inc. (a)	109	4,525
Helen of Troy Ltd. (a)	13	1,515
Installed Building Products, Inc.	95	11,865
iRobot Corp. (a)	3	114
KB Home	296	13,699
La-Z-Boy, Inc.	67	2,069
Leggett & Platt, Inc.	14	356
Lennar Corp. Class A	976	109,537
LGI Homes, Inc. (a)	54	5,372
M/I Homes, Inc. (a)	117	9,833
MDC Holdings, Inc.	176	7,256
Meritage Homes Corp.	141	17,257
Mohawk Industries, Inc. (a)	6	515
Newell Brands, Inc.	40	361
NVR, Inc. (a)	12	71,560
PulteGroup, Inc.	869	64,349
Taylor Morrison Home Corp. (a)	441	18,791
Tempur Sealy International, Inc.	692	29,991
Toll Brothers, Inc.	397	29,362
TopBuild Corp. (a)	102	25,663
Tri Pointe Homes, Inc. (a)	368	10,065
Whirlpool Corp.	40	5,348
		615,117
HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. Class A (a)	55	2,205
Church & Dwight Co., Inc.	592	54,245
Clorox Co.	297	38,925
Security Description	Shares	Value
Colgate-Palmolive Co.	1,136	$80,781
Energizer Holdings, Inc.	163	5,223
Kimberly-Clark Corp.	604	72,993
Procter & Gamble Co.	4,741	691,522
WD-40 Co.	27	5,487
		951,381
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	494	7,509
Ormat Technologies, Inc.	39	2,727
		10,236
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	57	5,336
General Electric Co.	4,472	494,380
Honeywell International, Inc.	1,331	245,889
		745,605
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	71	11,824
First Industrial Realty Trust, Inc. REIT	150	7,138
Innovative Industrial Properties, Inc. REIT	3	227
LXP Industrial Trust REIT	442	3,934
Prologis, Inc. REIT	875	98,184
Rexford Industrial Realty, Inc. REIT	58	2,862
STAG Industrial, Inc. REIT	397	13,700
		137,869
INSURANCE — 2.5%
Aflac, Inc.	1,772	136,001
Allstate Corp.	249	27,741
American Equity Investment Life Holding Co. (a)	233	12,498
American Financial Group, Inc.	51	5,695
American International Group, Inc.	1,601	97,021
AMERISAFE, Inc.	72	3,605
Aon PLC Class A	538	174,430
Arch Capital Group Ltd. (a)	1,451	115,659
Arthur J Gallagher & Co.	701	159,779
Assurant, Inc.	5	718
Assured Guaranty Ltd.	67	4,055
Brighthouse Financial, Inc. (a)	141	6,901
Brown & Brown, Inc.	421	29,403
Chubb Ltd.	654	136,150
Cincinnati Financial Corp.	226	23,118
CNO Financial Group, Inc.	398	9,445
Employers Holdings, Inc.	41	1,638
Everest Group Ltd.	166	61,697
First American Financial Corp.	163	9,208
Genworth Financial, Inc. Class A (a)	1,124	6,587
Globe Life, Inc.	178	19,354
Hanover Insurance Group, Inc.	27	2,997
Hartford Financial Services Group, Inc.	686	48,644

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HCI Group, Inc.	7	$380
Horace Mann Educators Corp.	20	588
James River Group Holdings Ltd.	51	783
Kemper Corp.	101	4,245
Kinsale Capital Group, Inc.	88	36,443
Lincoln National Corp.	83	2,049
Loews Corp.	224	14,181
Marsh & McLennan Cos., Inc.	1,198	227,979
Mercury General Corp.	14	392
MetLife, Inc.	474	29,819
Old Republic International Corp.	659	17,754
Palomar Holdings, Inc. (a)	18	914
Primerica, Inc.	142	27,549
Principal Financial Group, Inc.	547	39,422
ProAssurance Corp.	97	1,832
Progressive Corp.	1,418	197,527
Prudential Financial, Inc.	269	25,525
Reinsurance Group of America, Inc.	217	31,506
RenaissanceRe Holdings Ltd.	193	38,199
RLI Corp.	141	19,161
Safety Insurance Group, Inc.	10	682
Selective Insurance Group, Inc.	209	21,563
SiriusPoint Ltd. (a)	466	4,739
Stewart Information Services Corp.	35	1,533
Travelers Cos., Inc.	462	75,449
Trupanion, Inc. (a) (c)	26	733
United Fire Group, Inc.	35	691
Unum Group	765	37,630
W R Berkley Corp.	190	12,063
Willis Towers Watson PLC	258	53,912
		2,017,587
INTERACTIVE MEDIA & SERVICES — 6.1%
Alphabet, Inc. Class A (a)	9,413	1,231,785
Alphabet, Inc. Class C (a)	7,998	1,054,536
Cars.com, Inc. (a)	250	4,215
Match Group, Inc. (a)	30	1,175
Meta Platforms, Inc. Class A (a)	9,157	2,749,023
QuinStreet, Inc. (a)	6	54
Shutterstock, Inc.	42	1,598
TripAdvisor, Inc. (a)	10	166
Yelp, Inc. (a)	181	7,528
Ziff Davis, Inc. (a)	36	2,293
		5,052,373
IT SERVICES — 0.9%
Accenture PLC Class A	870	267,186
Akamai Technologies, Inc. (a)	112	11,932
Cognizant Technology Solutions Corp. Class A	588	39,831
DXC Technology Co. (a)	167	3,479
EPAM Systems, Inc. (a)	6	1,534
Gartner, Inc. (a)	275	94,493
International Business Machines Corp.	1,625	227,987
Kyndryl Holdings, Inc. (a)	745	11,250
Perficient, Inc. (a)	11	636
Security Description	Shares	Value
VeriSign, Inc. (a)	238	$48,202
		706,530
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Brunswick Corp.	141	11,139
Mattel, Inc. (a)	37	815
Polaris, Inc.	85	8,852
Sturm Ruger & Co., Inc.	26	1,355
Topgolf Callaway Brands Corp. (a)	44	609
Vista Outdoor, Inc. (a)	101	3,345
YETI Holdings, Inc. (a) (c)	9	434
		26,549
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	218	24,377
Azenta, Inc. (a)	10	502
BioLife Solutions, Inc. (a)	9	124
Bio-Rad Laboratories, Inc. Class A (a)	2	717
Bio-Techne Corp.	49	3,335
Bruker Corp.	179	11,152
Charles River Laboratories International, Inc. (a)	16	3,136
Danaher Corp.	210	52,101
Fortrea Holdings, Inc. (a)	121	3,459
Illumina, Inc. (a)	52	7,138
IQVIA Holdings, Inc. (a)	137	26,955
Medpace Holdings, Inc. (a)	86	20,823
Mettler-Toledo International, Inc. (a)	26	28,810
Repligen Corp. (a)	5	795
Revvity, Inc.	13	1,439
Sotera Health Co. (a) (c)	219	3,281
Thermo Fisher Scientific, Inc.	122	61,753
Waters Corp. (a)	6	1,645
West Pharmaceutical Services, Inc.	148	55,531
		307,073
MACHINERY — 2.9%
3D Systems Corp. (a)	13	64
AGCO Corp.	225	26,613
Alamo Group, Inc.	30	5,186
Albany International Corp. Class A	49	4,228
Astec Industries, Inc.	7	330
Barnes Group, Inc.	184	6,250
Caterpillar, Inc.	1,779	485,667
Chart Industries, Inc. (a)	4	676
CIRCOR International, Inc. (a)	103	5,742
Crane Co.	169	15,014
Crane NXT Co.	205	11,392
Cummins, Inc.	313	71,508
Deere & Co.	709	267,562
Donaldson Co., Inc.	293	17,475
Dover Corp.	280	39,063
Enerpac Tool Group Corp.	244	6,449
EnPro Industries, Inc.	82	9,938
Esab Corp.	188	13,201
ESCO Technologies, Inc.	102	10,653

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Federal Signal Corp.	233	$13,917
Flowserve Corp.	264	10,499
Fortive Corp.	857	63,555
Franklin Electric Co., Inc.	86	7,674
Graco, Inc.	580	42,270
Greenbrier Cos., Inc.	76	3,040
Hillenbrand, Inc.	153	6,473
IDEX Corp.	120	24,962
Illinois Tool Works, Inc.	903	207,970
Ingersoll Rand, Inc.	1,406	89,590
ITT, Inc.	303	29,667
John Bean Technologies Corp.	57	5,993
Kennametal, Inc.	227	5,648
Lincoln Electric Holdings, Inc.	209	37,994
Lindsay Corp.	1	118
Middleby Corp. (a)	73	9,344
Mueller Industries, Inc.	226	16,986
Nordson Corp.	105	23,433
Oshkosh Corp.	93	8,875
Otis Worldwide Corp.	1,001	80,390
PACCAR, Inc.	1,926	163,749
Parker-Hannifin Corp.	467	181,906
Pentair PLC	608	39,368
Proto Labs, Inc. (a)	26	686
Snap-on, Inc.	177	45,146
SPX Technologies, Inc. (a)	184	14,978
Standex International Corp.	30	4,371
Stanley Black & Decker, Inc.	210	17,552
Tennant Co.	72	5,339
Terex Corp.	275	15,846
Timken Co.	270	19,842
Titan International, Inc. (a)	189	2,538
Toro Co.	275	22,852
Trinity Industries, Inc.	77	1,875
Wabash National Corp.	191	4,034
Watts Water Technologies, Inc. Class A	104	17,973
Westinghouse Air Brake Technologies Corp.	473	50,266
Xylem, Inc.	781	71,094
		2,364,824
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	167	13,827
Matson, Inc.	4	355
		14,182
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	3	35
Cable One, Inc.	1	616
Charter Communications, Inc. Class A (a)	33	14,514
Comcast Corp. Class A	9,132	404,913
DISH Network Corp. Class A (a) (c)	27	158
EW Scripps Co. Class A (a)	60	329
Fox Corp. Class A	403	12,574
Fox Corp. Class B	282	8,144
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	1,334	$38,232
John Wiley & Sons, Inc. Class A	65	2,416
New York Times Co. Class A	535	22,042
News Corp. Class A	923	18,515
News Corp. Class B	144	3,005
Nexstar Media Group, Inc.	27	3,871
Omnicom Group, Inc.	741	55,190
Paramount Global Class B	187	2,412
Scholastic Corp.	12	458
TechTarget, Inc. (a)	59	1,791
TEGNA, Inc.	71	1,035
		590,250
METALS & MINING — 0.7%
Alcoa Corp.	17	494
ATI, Inc. (a)	469	19,299
Carpenter Technology Corp.	171	11,493
Century Aluminum Co. (a)	192	1,380
Cleveland-Cliffs, Inc. (a)	379	5,924
Commercial Metals Co.	443	21,889
Compass Minerals International, Inc.	30	838
Freeport-McMoRan, Inc.	4,978	185,630
Kaiser Aluminum Corp.	11	828
Materion Corp.	55	5,605
MP Materials Corp. (a) (c)	9	172
Newmont Corp.	920	33,994
Nucor Corp.	820	128,207
Reliance Steel & Aluminum Co.	226	59,264
Royal Gold, Inc.	118	12,547
Steel Dynamics, Inc.	592	63,474
SunCoke Energy, Inc.	29	294
TimkenSteel Corp. (a)	107	2,324
U.S. Steel Corp.	406	13,187
Warrior Met Coal, Inc.	212	10,829
Worthington Industries, Inc.	118	7,295
		584,967
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (e)
Annaly Capital Management, Inc. REIT	243	4,571
Apollo Commercial Real Estate Finance, Inc. REIT	212	2,148
Arbor Realty Trust, Inc. REIT (c)	316	4,797
ARMOUR Residential REIT, Inc.	72	306
Ellington Financial, Inc. REIT (c)	77	960
Invesco Mortgage Capital, Inc. REIT	61	611
New York Mortgage Trust, Inc. REIT	73	620
PennyMac Mortgage Investment Trust REIT	120	1,488
Ready Capital Corp. REIT	289	2,922
Redwood Trust, Inc. REIT (c)	157	1,119
Two Harbors Investment Corp. REIT	46	609

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (c)	230	$4,450
		24,601
MULTI-UTILITIES — 0.2%
Ameren Corp.	193	14,442
Avista Corp.	88	2,849
Black Hills Corp.	47	2,378
CenterPoint Energy, Inc.	465	12,485
CMS Energy Corp.	153	8,126
Consolidated Edison, Inc.	256	21,896
Dominion Energy, Inc.	87	3,886
DTE Energy Co.	65	6,453
NiSource, Inc.	305	7,527
Northwestern Energy Group, Inc.	150	7,209
Public Service Enterprise Group, Inc.	570	32,439
Sempra	329	22,382
Unitil Corp.	15	641
WEC Energy Group, Inc.	166	13,371
		156,084
OFFICE REITs — 0.0% (e)
Alexandria Real Estate Equities, Inc. REIT	15	1,501
Boston Properties, Inc. REIT	14	833
Brandywine Realty Trust REIT	210	953
COPT Defense Properties REIT	59	1,406
Cousins Properties, Inc. REIT	81	1,650
Douglas Emmett, Inc. REIT (c)	16	204
Easterly Government Properties, Inc. REIT	9	103
Highwoods Properties, Inc. REIT	11	227
Hudson Pacific Properties, Inc. REIT (c)	110	732
JBG SMITH Properties REIT	37	535
Kilroy Realty Corp. REIT	11	348
SL Green Realty Corp. REIT (c)	35	1,305
Vornado Realty Trust REIT (c)	52	1,179
		10,976
OIL, GAS & CONSUMABLE FUELS — 3.7%
Antero Midstream Corp.	904	10,830
Antero Resources Corp. (a)	30	761
APA Corp.	234	9,617
California Resources Corp.	111	6,217
Callon Petroleum Co. (a)	49	1,917
Chevron Corp.	2,069	348,875
Chord Energy Corp.	151	24,473
Civitas Resources, Inc.	316	25,555
CNX Resources Corp. (a)	228	5,148
ConocoPhillips	2,421	290,036
CONSOL Energy, Inc.	84	8,812
Coterra Energy, Inc.	399	10,793
Devon Energy Corp.	202	9,635
Diamondback Energy, Inc.	362	56,067
Dorian LPG Ltd.	131	3,764
DT Midstream, Inc.	72	3,810
Security Description	Shares	Value
EOG Resources, Inc.	1,047	$132,718
EQT Corp.	267	10,835
Equitrans Midstream Corp.	1,597	14,964
Exxon Mobil Corp.	9,728	1,143,818
Green Plains, Inc. (a)	85	2,558
Hess Corp.	844	129,132
HF Sinclair Corp.	122	6,945
Kinder Morgan, Inc.	2,700	44,766
Marathon Oil Corp.	455	12,171
Marathon Petroleum Corp.	1,393	210,817
Matador Resources Co.	84	4,996
Murphy Oil Corp.	228	10,340
Northern Oil & Gas, Inc.	271	10,902
Occidental Petroleum Corp.	492	31,921
ONEOK, Inc.	1,034	65,587
Par Pacific Holdings, Inc. (a)	220	7,907
PBF Energy, Inc. Class A	358	19,164
Phillips 66	892	107,174
Pioneer Natural Resources Co.	271	62,208
Range Resources Corp.	177	5,737
SM Energy Co.	39	1,546
Southwestern Energy Co. (a)	113	729
Talos Energy, Inc. (a)	10	164
Targa Resources Corp.	466	39,946
Valero Energy Corp.	647	91,686
Vital Energy, Inc. (a)	2	111
Williams Cos., Inc.	1,667	56,161
World Kinect Corp.	6	135
		3,041,448
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	5	181
Louisiana-Pacific Corp.	190	10,502
Mercer International, Inc.	200	1,716
Sylvamo Corp.	50	2,197
		14,596
PASSENGER AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	336	12,459
Allegiant Travel Co.	5	384
American Airlines Group, Inc. (a)	2,266	29,027
Delta Air Lines, Inc.	2,502	92,574
Hawaiian Holdings, Inc. (a) (c)	6	38
JetBlue Airways Corp. (a)	102	469
SkyWest, Inc. (a)	173	7,256
Southwest Airlines Co.	564	15,268
United Airlines Holdings, Inc. (a)	1,278	54,059
		211,534
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	537	22,140
Coty, Inc. Class A (a)	1,485	16,290
Edgewell Personal Care Co.	81	2,994
elf Beauty, Inc. (a)	219	24,053
Estee Lauder Cos., Inc. Class A	25	3,614
Inter Parfums, Inc.	64	8,598
Kenvue, Inc.	1,685	33,835

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Medifast, Inc.	7	$524
Nu Skin Enterprises, Inc. Class A	98	2,078
USANA Health Sciences, Inc. (a)	8	469
		114,595
PHARMACEUTICALS — 4.0%
Amphastar Pharmaceuticals, Inc. (a)	152	6,991
ANI Pharmaceuticals, Inc. (a)	64	3,716
Bristol-Myers Squibb Co.	1,106	64,192
Catalent, Inc. (a)	57	2,595
Collegium Pharmaceutical, Inc. (a)	26	581
Corcept Therapeutics, Inc. (a)	9	245
Eli Lilly & Co.	3,118	1,674,771
Harmony Biosciences Holdings, Inc. (a)	3	98
Innoviva, Inc. (a)	148	1,923
Jazz Pharmaceuticals PLC (a)	7	906
Johnson & Johnson	2,800	436,100
Ligand Pharmaceuticals, Inc. (a)	58	3,475
Merck & Co., Inc.	9,384	966,083
Organon & Co.	28	486
Pacira BioSciences, Inc. (a)	4	123
Perrigo Co. PLC	43	1,374
Pfizer, Inc.	595	19,736
Phibro Animal Health Corp. Class A	2	26
Prestige Consumer Healthcare, Inc. (a)	57	3,260
Supernus Pharmaceuticals, Inc. (a)	40	1,103
Viatris, Inc.	1,893	18,665
Zoetis, Inc.	340	59,153
		3,265,602
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	5	408
Automatic Data Processing, Inc.	305	73,377
Broadridge Financial Solutions, Inc.	186	33,303
CACI International, Inc. Class A (a)	46	14,441
Concentrix Corp.	27	2,163
CSG Systems International, Inc.	20	1,022
Equifax, Inc.	271	49,642
ExlService Holdings, Inc. (a)	87	2,440
Exponent, Inc.	38	3,253
FTI Consulting, Inc. (a)	83	14,808
Genpact Ltd.	17	615
Heidrick & Struggles International, Inc.	56	1,401
Insperity, Inc.	72	7,027
Jacobs Solutions, Inc.	40	5,460
KBR, Inc.	443	26,110
Kelly Services, Inc. Class A	27	491
Korn Ferry	5	237
Leidos Holdings, Inc.	43	3,963
ManpowerGroup, Inc.	41	3,006
Maximus, Inc.	212	15,832
NV5 Global, Inc. (a)	6	577
Paychex, Inc.	169	19,491
Security Description	Shares	Value
Paylocity Holding Corp. (a)	21	$3,816
Resources Connection, Inc.	111	1,655
Robert Half, Inc.	125	9,160
Science Applications International Corp.	131	13,826
TrueBlue, Inc. (a)	48	704
TTEC Holdings, Inc.	26	682
Verisk Analytics, Inc.	381	90,008
Verra Mobility Corp. (a)	477	8,920
		407,838
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	198	1,273
CBRE Group, Inc. Class A (a)	230	16,988
CoStar Group, Inc. (a)	1,334	102,571
eXp World Holdings, Inc. (c)	272	4,417
Jones Lang LaSalle, Inc. (a)	15	2,118
Marcus & Millichap, Inc.	2	59
St. Joe Co.	56	3,042
		130,468
RESIDENTIAL REITs — 0.1%
Apartment Income REIT Corp.	14	430
AvalonBay Communities, Inc. REIT	104	17,861
Camden Property Trust REIT	11	1,040
Centerspace REIT	2	121
Elme Communities REIT	157	2,141
Equity Residential REIT	180	10,568
Essex Property Trust, Inc. REIT	19	4,030
Independence Realty Trust, Inc. REIT	25	352
Invitation Homes, Inc. REIT	428	13,563
Mid-America Apartment Communities, Inc. REIT	37	4,760
UDR, Inc. REIT	168	5,993
Veris Residential, Inc. REIT	47	775
		61,634
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	140	2,009
Agree Realty Corp. REIT	30	1,657
Brixmor Property Group, Inc. REIT	219	4,551
Federal Realty Investment Trust REIT	53	4,803
Getty Realty Corp. REIT	189	5,241
Kimco Realty Corp. REIT	457	8,039
Kite Realty Group Trust REIT	532	11,395
Macerich Co. REIT	430	4,691
NNN REIT, Inc.	134	4,736
Phillips Edison & Co., Inc. REIT (c)	185	6,205
Realty Income Corp. REIT	213	10,637
Regency Centers Corp. REIT	194	11,531
Retail Opportunity Investments Corp. REIT	39	483
RPT Realty REIT	281	2,967
Saul Centers, Inc. REIT	1	35
Simon Property Group, Inc. REIT	723	78,106
SITE Centers Corp. REIT	57	703

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT	134	$4,493
Tanger Factory Outlet Centers, Inc. REIT	433	9,786
Urban Edge Properties REIT	175	2,671
		174,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.6%
Advanced Micro Devices, Inc. (a)	4,917	505,566
Allegro MicroSystems, Inc. (a)	202	6,452
Alpha & Omega Semiconductor Ltd. (a)	2	60
Amkor Technology, Inc.	347	7,842
Analog Devices, Inc.	1,225	214,485
Applied Materials, Inc.	3,115	431,272
Axcelis Technologies, Inc. (a)	125	20,381
Broadcom, Inc.	1,613	1,339,726
CEVA, Inc. (a)	7	136
Cirrus Logic, Inc. (a)	41	3,032
Cohu, Inc. (a)	111	3,823
Diodes, Inc. (a)	101	7,963
Enphase Energy, Inc. (a)	14	1,682
First Solar, Inc. (a)	441	71,261
FormFactor, Inc. (a)	41	1,433
Ichor Holdings Ltd. (a)	46	1,424
Intel Corp.	3,953	140,529
KLA Corp.	476	218,322
Kulicke & Soffa Industries, Inc.	183	8,899
Lam Research Corp.	467	292,702
Lattice Semiconductor Corp. (a)	556	47,777
MACOM Technology Solutions Holdings, Inc. (a)	112	9,137
MaxLinear, Inc. (a)	37	823
Microchip Technology, Inc.	1,901	148,373
Micron Technology, Inc.	1,498	101,909
MKS Instruments, Inc.	13	1,125
Monolithic Power Systems, Inc.	109	50,358
NVIDIA Corp.	10,176	4,426,458
NXP Semiconductors NV	572	114,354
ON Semiconductor Corp. (a)	1,592	147,976
Onto Innovation, Inc. (a)	181	23,081
PDF Solutions, Inc. (a)	110	3,564
Photronics, Inc. (a)	111	2,243
Power Integrations, Inc.	119	9,081
Qorvo, Inc. (a)	113	10,788
QUALCOMM, Inc.	352	39,093
Rambus, Inc. (a)	467	26,054
Semtech Corp. (a)	103	2,652
Silicon Laboratories, Inc. (a)	57	6,606
SiTime Corp. (a)	2	229
Skyworks Solutions, Inc.	251	24,746
SMART Global Holdings, Inc. (a)	191	4,651
SolarEdge Technologies, Inc. (a)	6	777
Synaptics, Inc. (a)	4	358
Teradyne, Inc.	321	32,248
Texas Instruments, Inc.	1,242	197,490
Ultra Clean Holdings, Inc. (a)	119	3,531
Security Description	Shares	Value
Universal Display Corp.	157	$24,648
Veeco Instruments, Inc. (a)	154	4,329
Wolfspeed, Inc. (a) (c)	12	457
		8,741,906
SOFTWARE — 13.3%
A10 Networks, Inc.	82	1,233
ACI Worldwide, Inc. (a)	43	970
Adeia, Inc.	384	4,101
Adobe, Inc. (a)	1,207	615,449
Agilysys, Inc. (a)	48	3,176
Alarm.com Holdings, Inc. (a)	15	917
ANSYS, Inc. (a)	228	67,841
Aspen Technology, Inc. (a)	9	1,838
Autodesk, Inc. (a)	157	32,485
Blackbaud, Inc. (a)	109	7,665
Cadence Design Systems, Inc. (a)	948	222,116
Cerence, Inc. (a)	4	82
Ceridian HCM Holding, Inc. (a)	473	32,093
CommVault Systems, Inc. (a)	152	10,277
Consensus Cloud Solutions, Inc. (a)	29	730
Digital Turbine, Inc. (a)	47	284
DoubleVerify Holdings, Inc. (a)	492	13,751
Dropbox, Inc. Class A (a)	658	17,917
Dynatrace, Inc. (a)	799	37,337
Ebix, Inc.	2	20
Envestnet, Inc. (a)	75	3,302
Fair Isaac Corp. (a)	97	84,247
Fortinet, Inc. (a)	2,264	132,852
Gen Digital, Inc.	58	1,025
InterDigital, Inc.	103	8,265
Intuit, Inc.	384	196,201
LiveRamp Holdings, Inc. (a)	27	779
Manhattan Associates, Inc. (a)	216	42,695
Microsoft Corp.	22,762	7,187,102
N-able, Inc. (a)	259	3,341
NCR Corp. (a)	65	1,753
OneSpan, Inc. (a)	4	43
Oracle Corp.	6,154	651,832
Palo Alto Networks, Inc. (a)	1,196	280,390
Paycom Software, Inc.	56	14,519
Progress Software Corp.	143	7,519
PTC, Inc. (a)	288	40,804
Qualys, Inc. (a)	63	9,611
Roper Technologies, Inc.	214	103,636
Salesforce, Inc. (a)	2,371	480,791
ServiceNow, Inc. (a)	663	370,591
SPS Commerce, Inc. (a)	142	24,227
Synopsys, Inc. (a)	401	184,047
Teradata Corp. (a)	372	16,747
Tyler Technologies, Inc. (a)	66	25,485
Xperi, Inc. (a)	13	128
		10,942,214
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	49	8,058

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Crown Castle, Inc. REIT	45	$4,141
CubeSmart REIT	310	11,820
Digital Realty Trust, Inc. REIT	153	18,516
EPR Properties REIT	25	1,039
Equinix, Inc. REIT	204	148,157
Extra Space Storage, Inc. REIT	66	8,024
Four Corners Property Trust, Inc. REIT	64	1,420
Iron Mountain, Inc. REIT	952	56,596
Lamar Advertising Co. Class A REIT	119	9,933
National Storage Affiliates Trust REIT	8	254
PotlatchDeltic Corp. REIT	168	7,626
Public Storage REIT	117	30,832
Rayonier, Inc. REIT	46	1,309
Safehold, Inc. REIT (c)	82	1,460
SBA Communications Corp. REIT	11	2,202
Uniti Group, Inc. REIT	77	364
VICI Properties, Inc. REIT	952	27,703
Weyerhaeuser Co. REIT	846	25,938
		365,392
SPECIALTY RETAIL — 2.6%
Abercrombie & Fitch Co. Class A (a)	205	11,556
Academy Sports & Outdoors, Inc.	269	12,716
Advance Auto Parts, Inc. (c)	31	1,734
American Eagle Outfitters, Inc.	148	2,458
America's Car-Mart, Inc. (a)	1	91
Asbury Automotive Group, Inc. (a)	75	17,255
AutoNation, Inc. (a)	99	14,989
AutoZone, Inc. (a)	45	114,300
Bath & Body Works, Inc.	410	13,858
Best Buy Co., Inc.	387	26,885
Boot Barn Holdings, Inc. (a)	109	8,850
Buckle, Inc.	47	1,569
Caleres, Inc. (c)	42	1,208
CarMax, Inc. (a)	17	1,202
Chico's FAS, Inc. (a)	644	4,817
Designer Brands, Inc. Class A	5	63
Dick's Sporting Goods, Inc.	242	26,276
Five Below, Inc. (a)	215	34,593
Foot Locker, Inc. (c)	92	1,596
GameStop Corp. Class A (a)	82	1,350
Gap, Inc. (c)	19	202
Group 1 Automotive, Inc.	47	12,629
Guess?, Inc.	26	563
Haverty Furniture Cos., Inc.	49	1,410
Hibbett, Inc.	20	950
Home Depot, Inc.	1,805	545,399
Leslie's, Inc. (a) (c)	256	1,449
Lithia Motors, Inc.	66	19,492
Lowe's Cos., Inc.	1,549	321,944
MarineMax, Inc. (a)	2	66
Monro, Inc.	10	278
Murphy USA, Inc.	40	13,669
Security Description	Shares	Value
National Vision Holdings, Inc. (a)	8	$129
ODP Corp. (a)	92	4,246
O'Reilly Automotive, Inc. (a)	224	203,585
RH (a) (c)	47	12,425
Ross Stores, Inc.	1,258	142,091
Sally Beauty Holdings, Inc. (a)	157	1,316
Shoe Carnival, Inc.	73	1,754
Signet Jewelers Ltd.	81	5,817
Sleep Number Corp. (a)	3	74
Sonic Automotive, Inc. Class A	26	1,242
TJX Cos., Inc.	4,241	376,940
Tractor Supply Co.	266	54,011
Ulta Beauty, Inc. (a)	153	61,116
Upbound Group, Inc.	185	5,448
Urban Outfitters, Inc. (a)	204	6,669
Valvoline, Inc.	329	10,607
Victoria's Secret & Co. (a)	27	450
Williams-Sonoma, Inc. (c)	35	5,439
		2,108,776
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.9%
Apple, Inc.	41,920	7,177,123
Hewlett Packard Enterprise Co.	3,957	68,733
HP, Inc.	822	21,125
NetApp, Inc.	428	32,477
Seagate Technology Holdings PLC	20	1,319
Super Micro Computer, Inc. (a)	187	51,279
Western Digital Corp. (a)	34	1,551
Xerox Holdings Corp.	92	1,444
		7,355,051
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	13	684
Carter's, Inc.	29	2,005
Columbia Sportswear Co.	81	6,002
Crocs, Inc. (a)	249	21,969
Deckers Outdoor Corp. (a)	102	52,437
G-III Apparel Group Ltd. (a)	14	349
Hanesbrands, Inc.	212	840
Kontoor Brands, Inc.	180	7,904
Movado Group, Inc.	73	1,997
NIKE, Inc. Class B	1,427	136,450
Oxford Industries, Inc.	25	2,403
PVH Corp.	231	17,674
Ralph Lauren Corp.	143	16,601
Skechers USA, Inc. Class A (a)	490	23,985
Steven Madden Ltd.	89	2,828
Tapestry, Inc.	806	23,172
Under Armour, Inc. Class A (a)	20	137
Under Armour, Inc. Class C (a)	40	255
VF Corp.	34	601
Wolverine World Wide, Inc.	73	588
		318,881
TOBACCO — 0.5%
Altria Group, Inc.	3,572	150,203

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	2,798	$259,039
Universal Corp.	34	1,605
Vector Group Ltd.	379	4,032
		414,879
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	151	23,346
Boise Cascade Co.	146	15,044
Fastenal Co.	1,383	75,567
GATX Corp.	112	12,189
GMS, Inc. (a)	152	9,723
MSC Industrial Direct Co., Inc. Class A	111	10,895
NOW, Inc. (a)	79	938
United Rentals, Inc.	251	111,587
Veritiv Corp.	17	2,871
Watsco, Inc. (c)	122	46,082
WESCO International, Inc.	167	24,018
WW Grainger, Inc.	176	121,764
		454,024
WATER UTILITIES — 0.0% (e)
American States Water Co.	51	4,013
American Water Works Co., Inc.	143	17,708
California Water Service Group	17	804
Essential Utilities, Inc.	26	893
Middlesex Water Co.	20	1,325
SJW Group	49	2,945
		27,688
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	19	227
Shenandoah Telecommunications Co.	89	1,834
Telephone & Data Systems, Inc.	64	1,172
T-Mobile U.S., Inc. (a)	601	84,170
		87,403
TOTAL COMMON STOCKS (Cost $73,150,432)		82,351,523
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f) (g)	62,593	$62,606
State Street Navigator Securities Lending Portfolio II (d) (h)	153,148	153,148
TOTAL SHORT-TERM INVESTMENTS (Cost $215,752)		215,754
TOTAL INVESTMENTS — 100.1% (Cost $73,366,184)		82,567,277
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(116,500)
NET ASSETS — 100.0%		$82,450,777
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,351,523	$—	$—	$82,351,523
Short-Term Investments	215,754	—	—	215,754
TOTAL INVESTMENTS	$82,567,277	$—	$—	$82,567,277
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	1,116	$81,669	$2,664	$39,203	$(6,620)	$1,532	598	$40,042	$413
State Street Institutional Liquid Reserves Fund, Premier Class	79,645	79,661	566,576	583,626	(5)	—	62,593	62,606	984
State Street Navigator Securities Lending Portfolio II	149,489	149,489	711,340	707,681	—	—	153,148	153,148	390
Total		$310,819	$1,280,580	$1,330,510	$(6,625)	$1,532		$255,796	$1,787
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	177	$10,537
AeroVironment, Inc. (a)	90	10,038
Axon Enterprise, Inc. (a)	86	17,113
Boeing Co. (a)	967	185,354
Curtiss-Wright Corp.	162	31,692
General Dynamics Corp.	1,964	433,985
Hexcel Corp.	199	12,963
Howmet Aerospace, Inc.	871	40,284
Huntington Ingalls Industries, Inc.	382	78,150
Kaman Corp.	201	3,950
L3Harris Technologies, Inc.	1,449	252,300
Lockheed Martin Corp.	1,233	504,248
Mercury Systems, Inc. (a)	192	7,121
Moog, Inc. Class A	237	26,771
National Presto Industries, Inc.	8	580
Northrop Grumman Corp.	781	343,788
RTX Corp.	8,056	579,790
Textron, Inc.	1,502	117,366
TransDigm Group, Inc. (a)	53	44,686
Triumph Group, Inc. (a)	257	1,969
Woodward, Inc.	263	32,680
		2,735,365
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	1,309	112,744
Expeditors International of Washington, Inc.	1,209	138,587
FedEx Corp.	2,622	694,620
Forward Air Corp.	193	13,267
GXO Logistics, Inc. (a)	915	53,665
Hub Group, Inc. Class A (a)	542	42,569
United Parcel Service, Inc. Class B	5,615	875,210
		1,930,662
AUTOMOBILE COMPONENTS — 0.4%
Adient PLC (a)	1,497	54,940
American Axle & Manufacturing Holdings, Inc. (a)	3,463	25,142
Aptiv PLC (a)	887	87,449
Autoliv, Inc.	658	63,484
BorgWarner, Inc.	2,603	105,083
Dana, Inc.	3,803	55,790
Dorman Products, Inc. (a)	193	14,622
Fox Factory Holding Corp. (a)	137	13,574
Gentex Corp.	1,208	39,308
Gentherm, Inc. (a)	170	9,224
Goodyear Tire & Rubber Co. (a)	7,344	91,286
LCI Industries	404	47,438
Lear Corp.	930	124,806
Patrick Industries, Inc.	588	44,135
Phinia, Inc.	519	13,904
Standard Motor Products, Inc.	510	17,146
Visteon Corp. (a)	145	20,020
Security Description	Shares	Value
XPEL, Inc. (a)	43	$3,316
		830,667
AUTOMOBILES — 1.7%
Ford Motor Co.	103,117	1,280,713
General Motors Co.	36,121	1,190,909
Harley-Davidson, Inc.	1,931	63,839
Tesla, Inc. (a)	4,813	1,204,309
Thor Industries, Inc.	1,475	140,317
Winnebago Industries, Inc.	880	52,316
		3,932,403
BANKS — 10.1%
Ameris Bancorp	1,687	64,764
Associated Banc-Corp.	3,953	67,636
Atlantic Union Bankshares Corp.	830	23,887
Axos Financial, Inc. (a)	565	21,391
Banc of California, Inc.	686	8,493
BancFirst Corp.	197	17,086
Bancorp, Inc. (a)	399	13,765
Bank of America Corp.	110,084	3,014,100
Bank of Hawaii Corp. (b)	626	31,106
Bank of New York Mellon Corp.	20,445	871,979
Bank OZK	1,656	61,388
BankUnited, Inc.	2,269	51,506
Banner Corp.	483	20,470
Berkshire Hills Bancorp, Inc.	734	14,717
Brookline Bancorp, Inc.	844	7,689
Cadence Bank	2,867	60,838
Capitol Federal Financial, Inc.	1,258	6,001
Cathay General Bancorp	1,220	42,407
Central Pacific Financial Corp.	389	6,489
Citigroup, Inc.	50,555	2,079,327
Citizens Financial Group, Inc.	12,399	332,293
City Holding Co.	191	17,257
Columbia Banking System, Inc.	2,312	46,934
Comerica, Inc.	3,392	140,938
Commerce Bancshares, Inc.	821	39,392
Community Bank System, Inc.	382	16,124
Cullen/Frost Bankers, Inc.	512	46,699
Customers Bancorp, Inc. (a)	827	28,490
CVB Financial Corp.	2,065	34,217
Dime Community Bancshares, Inc.	854	17,046
Eagle Bancorp, Inc.	812	17,417
East West Bancorp, Inc.	1,568	82,649
FB Financial Corp.	909	25,779
Fifth Third Bancorp	10,733	271,867
First BanCorp (c)	3,028	40,757
First BanCorp (c)	315	8,864
First Commonwealth Financial Corp.	845	10,317
First Financial Bancorp	1,489	29,184
First Financial Bankshares, Inc.	770	19,342
First Hawaiian, Inc.	2,141	38,645
First Horizon Corp.	5,968	65,767
FNB Corp.	5,662	61,093
Fulton Financial Corp.	2,261	27,381

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Glacier Bancorp, Inc.	821	$23,398
Goldman Sachs Group, Inc.	3,717	1,202,710
Hancock Whitney Corp.	1,351	49,973
Hanmi Financial Corp.	657	10,663
Heritage Financial Corp.	564	9,199
Hilltop Holdings, Inc.	1,468	41,632
Home BancShares, Inc.	1,607	33,651
Hope Bancorp, Inc.	3,094	27,382
Huntington Bancshares, Inc.	22,659	235,654
Independent Bank Corp.	271	13,303
Independent Bank Group, Inc.	918	36,307
International Bancshares Corp.	741	32,115
JPMorgan Chase & Co.	32,762	4,751,145
KeyCorp	24,161	259,972
Lakeland Financial Corp.	172	8,163
M&T Bank Corp.	2,658	336,104
Morgan Stanley	14,383	1,174,660
National Bank Holdings Corp. Class A	339	10,089
NBT Bancorp, Inc.	602	19,077
New York Community Bancorp, Inc.	11,382	129,072
Northern Trust Corp.	2,317	160,985
Northfield Bancorp, Inc.	657	6,209
Northwest Bancshares, Inc.	1,773	18,138
OFG Bancorp	559	16,692
Old National Bancorp	3,257	47,357
Pacific Premier Bancorp, Inc.	1,492	32,466
PacWest Bancorp	3,049	24,118
Park National Corp. (b)	158	14,934
Pathward Financial, Inc.	564	25,995
Pinnacle Financial Partners, Inc.	1,200	80,448
PNC Financial Services Group, Inc.	6,388	784,255
Preferred Bank	159	9,898
Prosperity Bancshares, Inc.	1,051	57,364
Provident Financial Services, Inc.	1,060	16,207
Regions Financial Corp.	14,663	252,204
Renasant Corp.	784	20,533
S&T Bancorp, Inc.	664	17,981
Seacoast Banking Corp. of Florida	395	8,674
ServisFirst Bancshares, Inc.	415	21,651
Simmons First National Corp. Class A	1,756	29,782
Southside Bancshares, Inc.	462	13,259
SouthState Corp.	841	56,650
State Street Corp. (d)	5,074	339,755
Stellar Bancorp, Inc.	336	7,163
Synovus Financial Corp.	3,767	104,723
Texas Capital Bancshares, Inc. (a)	759	44,705
Tompkins Financial Corp.	158	7,740
Triumph Financial, Inc. (a)	140	9,071
Truist Financial Corp.	34,966	1,000,377
TrustCo Bank Corp.	403	10,998
Trustmark Corp.	967	21,013
U.S. Bancorp	40,875	1,351,327
UMB Financial Corp.	1,126	69,868
United Bankshares, Inc.	1,577	43,509
Security Description	Shares	Value
United Community Banks, Inc.	1,212	$30,797
Valley National Bancorp	10,884	93,167
Veritex Holdings, Inc.	1,400	25,130
Washington Federal, Inc.	882	22,597
Webster Financial Corp.	1,935	78,000
Wells Fargo & Co.	58,260	2,380,504
Westamerica BanCorp	188	8,131
Wintrust Financial Corp.	955	72,102
WSFS Financial Corp.	559	20,403
Zions Bancorp NA	3,875	135,199
		23,899,839
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	59	22,982
Brown-Forman Corp. Class B	1,399	80,708
Celsius Holdings, Inc. (a)	38	6,521
Coca-Cola Co.	16,993	951,268
Coca-Cola Consolidated, Inc.	65	41,361
Constellation Brands, Inc. Class A	698	175,428
Keurig Dr Pepper, Inc.	9,806	309,575
MGP Ingredients, Inc.	103	10,865
Molson Coors Beverage Co. Class B	2,952	187,718
Monster Beverage Corp. (a)	2,448	129,622
National Beverage Corp. (a)	354	16,645
PepsiCo, Inc.	5,909	1,001,221
		2,933,914
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	7,897	1,177,127
Amgen, Inc.	2,873	772,148
Arcus Biosciences, Inc. (a)	601	10,788
Arrowhead Pharmaceuticals, Inc. (a)	196	5,267
Biogen, Inc. (a)	781	200,725
Catalyst Pharmaceuticals, Inc. (a)	324	3,788
Cytokinetics, Inc. (a)	98	2,887
Dynavax Technologies Corp. (a)	934	13,795
Exelixis, Inc. (a)	1,606	35,091
Gilead Sciences, Inc.	6,884	515,887
Halozyme Therapeutics, Inc. (a)	370	14,134
Incyte Corp. (a)	774	44,714
Ironwood Pharmaceuticals, Inc. (a)	1,484	14,291
iTeos Therapeutics, Inc. (a)	281	3,077
Moderna, Inc. (a)	2,805	289,728
Myriad Genetics, Inc. (a)	558	8,950
Neurocrine Biosciences, Inc. (a)	216	24,300
Regeneron Pharmaceuticals, Inc. (a)	472	388,437
REGENXBIO, Inc. (a)	343	5,646
United Therapeutics Corp. (a)	244	55,112
Vericel Corp. (a)	63	2,112
Vertex Pharmaceuticals, Inc. (a)	826	287,233
Vir Biotechnology, Inc. (a)	1,965	18,412
Xencor, Inc. (a)	336	6,770
		3,900,419

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
BROADLINE RETAIL — 2.3%
Amazon.com, Inc. (a)	39,022	$4,960,477
eBay, Inc.	5,217	230,018
Etsy, Inc. (a)	328	21,182
Kohl's Corp.	3,169	66,422
Macy's, Inc.	7,299	84,741
Nordstrom, Inc. (b)	2,544	38,007
Ollie's Bargain Outlet Holdings, Inc. (a)	314	24,235
		5,425,082
BUILDING PRODUCTS — 0.7%
A O Smith Corp.	559	36,967
AAON, Inc.	60	3,412
Advanced Drainage Systems, Inc.	277	31,531
Allegion PLC	329	34,282
American Woodmark Corp. (a)	262	19,810
Apogee Enterprises, Inc.	383	18,032
AZZ, Inc.	197	8,979
Builders FirstSource, Inc. (a)	1,991	247,860
Carlisle Cos., Inc.	244	63,259
Carrier Global Corp.	4,410	243,432
Fortune Brands Innovations, Inc.	1,044	64,895
Gibraltar Industries, Inc. (a)	202	13,637
Griffon Corp.	457	18,129
Insteel Industries, Inc.	214	6,946
Johnson Controls International PLC	3,727	198,314
Lennox International, Inc.	160	59,910
Masco Corp.	1,210	64,675
Masterbrand, Inc. (a)	3,318	40,314
Owens Corning	1,038	141,594
PGT Innovations, Inc. (a)	664	18,426
Quanex Building Products Corp.	388	10,930
Resideo Technologies, Inc. (a)	1,975	31,205
Simpson Manufacturing Co., Inc.	195	29,213
Trane Technologies PLC	752	152,588
Trex Co., Inc. (a)	415	25,576
UFP Industries, Inc.	690	70,656
		1,654,572
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	369	48,095
Ameriprise Financial, Inc.	801	264,074
Avantax, Inc. (a)	385	9,848
B Riley Financial, Inc. (b)	418	17,134
BlackRock, Inc.	752	486,161
Brightsphere Investment Group, Inc.	720	13,961
Cboe Global Markets, Inc.	457	71,388
Charles Schwab Corp.	11,596	636,620
CME Group, Inc.	1,534	307,138
Donnelley Financial Solutions, Inc. (a)	323	18,178
Evercore, Inc. Class A	396	54,600
FactSet Research Systems, Inc.	70	30,608
Federated Hermes, Inc.	848	28,722
Franklin Resources, Inc.	7,379	181,376
Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	1,733	$150,009
Intercontinental Exchange, Inc.	2,502	275,270
Invesco Ltd.	12,281	178,320
Janus Henderson Group PLC	3,431	88,588
Jefferies Financial Group, Inc.	4,640	169,963
MarketAxess Holdings, Inc.	39	8,332
Moody's Corp.	353	111,608
MSCI, Inc.	74	37,968
Nasdaq, Inc.	1,920	93,293
Piper Sandler Cos.	190	27,609
Raymond James Financial, Inc.	1,678	168,522
S&P Global, Inc.	723	264,191
SEI Investments Co.	866	52,159
Stifel Financial Corp.	1,231	75,633
StoneX Group, Inc. (a)	455	44,099
T Rowe Price Group, Inc.	1,905	199,777
Virtus Investment Partners, Inc.	65	13,129
WisdomTree, Inc.	550	3,850
		4,130,223
CHEMICALS — 2.2%
AdvanSix, Inc.	359	11,158
Air Products & Chemicals, Inc.	959	271,781
Albemarle Corp.	383	65,125
American Vanguard Corp.	194	2,120
Ashland, Inc.	396	32,345
Avient Corp.	843	29,775
Axalta Coating Systems Ltd. (a)	1,166	31,365
Balchem Corp.	110	13,644
Cabot Corp.	306	21,197
Celanese Corp.	1,568	196,815
CF Industries Holdings, Inc.	2,180	186,913
Chemours Co.	2,434	68,274
Corteva, Inc.	3,768	192,771
Dow, Inc.	18,576	957,779
DuPont de Nemours, Inc.	5,186	386,824
Eastman Chemical Co.	1,858	142,546
Ecolab, Inc.	812	137,553
FMC Corp.	553	37,034
Hawkins, Inc.	123	7,238
HB Fuller Co.	395	27,101
Ingevity Corp. (a)	383	18,235
Innospec, Inc.	190	19,418
International Flavors & Fragrances, Inc.	1,939	132,182
Koppers Holdings, Inc.	391	15,464
Linde PLC	1,584	589,802
Livent Corp. (a) (b)	503	9,260
LyondellBasell Industries NV Class A	6,684	632,975
Mativ Holdings, Inc.	862	12,292
Minerals Technologies, Inc.	323	17,687
Mosaic Co.	5,348	190,389
NewMarket Corp.	78	35,493
Olin Corp.	1,933	96,611
PPG Industries, Inc.	1,037	134,603

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Quaker Chemical Corp.	90	$14,400
RPM International, Inc.	657	62,290
Scotts Miracle-Gro Co. (b)	642	33,179
Sensient Technologies Corp.	312	18,246
Sherwin-Williams Co.	756	192,818
Stepan Co.	196	14,694
Westlake Corp.	884	110,208
		5,169,604
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	1,049	41,970
Brady Corp. Class A	385	21,144
Brink's Co.	329	23,899
Cintas Corp.	191	91,873
Clean Harbors, Inc. (a)	267	44,685
Copart, Inc. (a)	2,030	87,473
CoreCivic, Inc. REIT (a)	2,982	33,547
Deluxe Corp.	1,128	21,308
Enviri Corp. (a)	1,560	11,263
GEO Group, Inc. (a)	4,231	34,610
Healthcare Services Group, Inc.	683	7,124
HNI Corp.	663	22,960
Interface, Inc.	1,769	17,354
Liquidity Services, Inc. (a)	192	3,383
Matthews International Corp. Class A	395	15,369
MillerKnoll, Inc.	1,328	32,470
MSA Safety, Inc.	148	23,332
OPENLANE, Inc. (a)	1,704	25,424
Pitney Bowes, Inc.	4,395	13,273
Republic Services, Inc.	1,563	222,743
Rollins, Inc.	1,204	44,945
Stericycle, Inc. (a)	765	34,203
Tetra Tech, Inc.	198	30,102
UniFirst Corp.	163	26,571
Viad Corp. (a)	192	5,030
Waste Management, Inc.	1,574	239,940
		1,175,995
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN Holdings, Inc.	396	3,259
Arista Networks, Inc. (a)	548	100,794
Calix, Inc. (a)	280	12,835
Ciena Corp. (a)	842	39,793
Cisco Systems, Inc.	21,954	1,180,247
Digi International, Inc. (a)	202	5,454
Extreme Networks, Inc. (a)	551	13,340
F5, Inc. (a)	255	41,091
Harmonic, Inc. (a)	857	8,253
Juniper Networks, Inc.	1,757	48,827
Lumentum Holdings, Inc. (a)	570	25,752
Motorola Solutions, Inc.	288	78,405
NetScout Systems, Inc. (a)	556	15,579
Viasat, Inc. (a) (b)	663	12,239
Viavi Solutions, Inc. (a)	1,053	9,624
		1,595,492
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	728	$60,453
Arcosa, Inc.	385	27,682
Comfort Systems USA, Inc.	154	26,243
Dycom Industries, Inc. (a)	306	27,234
EMCOR Group, Inc.	362	76,161
Fluor Corp. (a)	1,581	58,023
Granite Construction, Inc.	561	21,329
MasTec, Inc. (a)	563	40,519
MDU Resources Group, Inc.	1,955	38,279
MYR Group, Inc. (a)	129	17,384
Quanta Services, Inc.	460	86,052
Valmont Industries, Inc.	69	16,575
		495,934
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	192	31,972
Knife River Corp. (a)	488	23,829
Martin Marietta Materials, Inc.	203	83,327
Vulcan Materials Co.	457	92,323
		231,451
CONSUMER FINANCE — 1.1%
American Express Co.	5,008	747,143
Bread Financial Holdings, Inc.	1,422	48,632
Capital One Financial Corp.	10,021	972,538
Discover Financial Services	2,818	244,123
Encore Capital Group, Inc. (a)	658	31,426
Enova International, Inc. (a)	809	41,154
EZCORP, Inc. Class A (a) (b)	2,067	17,053
FirstCash Holdings, Inc.	286	28,709
Green Dot Corp. Class A (a)	1,239	17,259
Navient Corp.	2,299	39,589
PRA Group, Inc. (a)	560	10,758
PROG Holdings, Inc. (a)	1,297	43,073
SLM Corp.	3,780	51,484
Synchrony Financial	10,979	335,628
World Acceptance Corp. (a) (b)	128	16,264
		2,644,833
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Andersons, Inc.	851	43,835
BJ's Wholesale Club Holdings, Inc. (a)	1,050	74,939
Casey's General Stores, Inc.	317	86,072
Chefs' Warehouse, Inc. (a)	386	8,175
Costco Wholesale Corp.	1,942	1,097,152
Dollar General Corp.	1,181	124,950
Dollar Tree, Inc. (a)	1,582	168,404
Grocery Outlet Holding Corp. (a)	845	24,378
Kroger Co.	17,413	779,232
Performance Food Group Co. (a)	2,452	144,325
PriceSmart, Inc.	378	28,135
SpartanNash Co.	1,044	22,968
Sprouts Farmers Market, Inc. (a) (b)	1,176	50,333
Sysco Corp.	3,862	255,085

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Target Corp.	3,990	$441,174
U.S. Foods Holding Corp. (a)	6,000	238,200
United Natural Foods, Inc. (a)	1,536	21,719
Walgreens Boots Alliance, Inc.	18,875	419,780
Walmart, Inc.	22,726	3,634,569
		7,663,425
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	12,609	115,498
AptarGroup, Inc.	282	35,261
Avery Dennison Corp.	449	82,019
Ball Corp.	1,695	84,377
Greif, Inc. Class A	695	46,433
International Paper Co.	9,203	326,430
Myers Industries, Inc.	385	6,903
O-I Glass, Inc. (a)	1,713	28,659
Packaging Corp. of America	786	120,690
Sealed Air Corp.	1,101	36,179
Silgan Holdings, Inc.	805	34,704
Sonoco Products Co.	828	45,002
Westrock Co.	6,588	235,850
		1,198,005
DISTRIBUTORS — 0.1%
Genuine Parts Co.	765	110,451
LKQ Corp.	1,931	95,604
Pool Corp.	126	44,868
		250,923
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	468	20,054
Frontdoor, Inc. (a)	432	13,215
Graham Holdings Co. Class B	98	57,134
Grand Canyon Education, Inc. (a)	199	23,259
H&R Block, Inc.	1,158	49,864
Mister Car Wash, Inc. (a) (b)	1,287	7,091
Perdoceo Education Corp.	1,049	17,938
Service Corp. International	939	53,654
Strategic Education, Inc.	188	14,147
Stride, Inc. (a)	347	15,625
		271,981
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	726	12,146
American Assets Trust, Inc. REIT	570	11,086
Armada Hoffler Properties, Inc. REIT	561	5,745
Essential Properties Realty Trust, Inc. REIT	656	14,189
Global Net Lease, Inc. REIT	5,098	48,992
		92,158
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	113,742	1,708,405
ATN International, Inc.	191	6,028
Cogent Communications Holdings, Inc.	208	12,875
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	2,453	$8,389
Frontier Communications Parent, Inc. (a)	5,767	90,254
Iridium Communications, Inc.	280	12,737
Lumen Technologies, Inc. (a) (b)	25,721	36,524
Verizon Communications, Inc.	110,368	3,577,027
		5,452,239
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	485	25,608
Alliant Energy Corp.	1,910	92,540
American Electric Power Co., Inc.	4,364	328,260
Constellation Energy Corp.	1,073	117,043
Duke Energy Corp.	5,967	526,647
Edison International	3,248	205,566
Entergy Corp.	2,082	192,585
Evergy, Inc.	2,279	115,545
Eversource Energy	2,648	153,981
Exelon Corp.	11,296	426,876
FirstEnergy Corp.	4,442	151,828
IDACORP, Inc.	346	32,403
NextEra Energy, Inc.	6,742	386,249
NRG Energy, Inc.	5,962	229,656
OGE Energy Corp.	1,975	65,827
Otter Tail Corp. (b)	317	24,067
PG&E Corp. (a)	18,002	290,372
Pinnacle West Capital Corp.	1,259	92,763
PNM Resources, Inc.	834	37,205
Portland General Electric Co.	857	34,691
PPL Corp.	8,181	192,744
Southern Co.	8,439	546,172
Xcel Energy, Inc.	4,159	237,978
		4,506,606
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	171	29,123
AMETEK, Inc.	543	80,234
Eaton Corp. PLC	1,759	375,160
Emerson Electric Co.	3,098	299,174
Encore Wire Corp.	190	34,667
EnerSys	387	36,637
Generac Holdings, Inc. (a)	343	37,373
Hubbell, Inc.	226	70,831
nVent Electric PLC	880	46,631
Powell Industries, Inc.	199	16,497
Regal Rexnord Corp.	350	50,008
Rockwell Automation, Inc.	273	78,042
SunPower Corp. (a) (b)	715	4,412
Sunrun, Inc. (a) (b)	1,809	22,721
Vicor Corp. (a)	6	353
		1,181,863
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	199	20,521
Amphenol Corp. Class A	1,527	128,253

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Arrow Electronics, Inc. (a)	1,508	$188,862
Avnet, Inc.	2,360	113,728
Badger Meter, Inc.	29	4,172
Belden, Inc.	189	18,248
Benchmark Electronics, Inc.	1,053	25,546
CDW Corp.	584	117,828
Cognex Corp.	443	18,801
Coherent Corp. (a)	1,050	34,272
Corning, Inc.	5,783	176,208
CTS Corp.	106	4,424
ePlus, Inc. (a)	366	23,248
Fabrinet (a)	238	39,656
Insight Enterprises, Inc. (a)	337	49,033
IPG Photonics Corp. (a)	238	24,167
Itron, Inc. (a)	250	15,145
Jabil, Inc.	2,094	265,708
Keysight Technologies, Inc. (a)	556	73,564
Knowles Corp. (a)	1,043	15,447
Littelfuse, Inc.	131	32,399
Methode Electronics, Inc.	391	8,934
National Instruments Corp.	421	25,100
Novanta, Inc. (a)	86	12,336
OSI Systems, Inc. (a)	119	14,047
PC Connection, Inc.	385	20,551
Plexus Corp. (a)	271	25,198
Rogers Corp. (a)	90	11,832
Sanmina Corp. (a)	918	49,829
ScanSource, Inc. (a)	849	25,733
TD SYNNEX Corp.	1,255	125,324
TE Connectivity Ltd.	1,672	206,542
Teledyne Technologies, Inc. (a)	186	75,996
Trimble, Inc. (a)	1,043	56,176
TTM Technologies, Inc. (a)	3,111	40,070
Vishay Intertechnology, Inc.	1,938	47,907
Vontier Corp.	839	25,942
Zebra Technologies Corp. Class A (a)	228	53,929
		2,214,676
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	2,102	26,485
Baker Hughes Co.	7,652	270,269
Bristow Group, Inc. (a)	692	19,494
ChampionX Corp.	840	29,921
Core Laboratories, Inc.	170	4,082
Dril-Quip, Inc. (a)	387	10,902
Halliburton Co.	4,773	193,306
Helix Energy Solutions Group, Inc. (a)	1,588	17,738
Helmerich & Payne, Inc.	1,052	44,352
Nabors Industries Ltd. (a)	258	31,770
NOV, Inc.	2,987	62,428
Oceaneering International, Inc. (a)	780	20,062
Oil States International, Inc. (a)	1,050	8,788
Patterson-UTI Energy, Inc.	2,747	38,018
ProPetro Holding Corp. (a)	2,770	29,445
RPC, Inc.	2,472	22,100
Security Description	Shares	Value
Schlumberger NV	6,277	$365,949
U.S. Silica Holdings, Inc. (a)	1,078	15,135
Valaris Ltd. (a)	261	19,570
		1,229,814
ENTERTAINMENT — 0.8%
Activision Blizzard, Inc.	2,289	214,319
Cinemark Holdings, Inc. (a)	835	15,322
Electronic Arts, Inc.	837	100,775
Live Nation Entertainment, Inc. (a)	1,085	90,098
Marcus Corp. (b)	730	11,315
Netflix, Inc. (a)	1,076	406,298
Take-Two Interactive Software, Inc. (a)	555	77,916
TKO Group Holdings, Inc. (b)	211	17,737
Walt Disney Co. (a)	7,978	646,617
Warner Bros Discovery, Inc. (a)	18,757	203,701
		1,784,098
FINANCIAL SERVICES — 4.0%
Berkshire Hathaway, Inc. Class B (a)	17,808	6,238,142
Essent Group Ltd.	1,753	82,899
Euronet Worldwide, Inc. (a)	255	20,242
EVERTEC, Inc.	200	7,436
Fidelity National Information Services, Inc.	6,591	364,285
Fiserv, Inc. (a)	2,729	308,268
FleetCor Technologies, Inc. (a)	361	92,178
Global Payments, Inc.	2,000	230,780
Jack Henry & Associates, Inc.	233	35,216
Mastercard, Inc. Class A	814	322,271
MGIC Investment Corp.	4,608	76,907
Mr Cooper Group, Inc. (a)	1,755	93,998
NMI Holdings, Inc. Class A (a)	928	25,140
Payoneer Global, Inc. (a)	662	4,051
PayPal Holdings, Inc. (a)	4,997	292,125
Radian Group, Inc.	4,067	102,122
Visa, Inc. Class A	3,614	831,256
Voya Financial, Inc.	1,723	114,493
Walker & Dunlop, Inc.	482	35,784
Western Union Co.	9,665	127,385
WEX, Inc. (a)	159	29,906
		9,434,884
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	6,076	458,252
B&G Foods, Inc.	1,702	16,833
Bunge Ltd.	3,975	430,294
Calavo Growers, Inc.	328	8,275
Cal-Maine Foods, Inc.	597	28,907
Campbell Soup Co.	2,232	91,690
Conagra Brands, Inc.	4,047	110,969
Darling Ingredients, Inc. (a)	1,213	63,319
Flowers Foods, Inc.	1,461	32,405
Fresh Del Monte Produce, Inc.	1,044	26,977
General Mills, Inc.	3,117	199,457

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Hain Celestial Group, Inc. (a)	658	$6,823
Hershey Co.	622	124,450
Hormel Foods Corp.	4,549	172,998
Hostess Brands, Inc. (a)	932	31,045
Ingredion, Inc.	557	54,809
J & J Snack Foods Corp.	83	13,583
J M Smucker Co.	811	99,680
John B Sanfilippo & Son, Inc.	75	7,410
Kellogg Co.	2,461	146,454
Kraft Heinz Co.	20,960	705,094
Lamb Weston Holdings, Inc.	319	29,495
Lancaster Colony Corp.	87	14,358
McCormick & Co., Inc.	1,041	78,741
Mondelez International, Inc. Class A	6,020	417,788
Pilgrim's Pride Corp. (a)	1,057	24,131
Post Holdings, Inc. (a)	882	75,623
Simply Good Foods Co. (a)	471	16,259
Tootsie Roll Industries, Inc.	399	11,914
TreeHouse Foods, Inc. (a)	485	21,136
Tyson Foods, Inc. Class A	7,390	373,121
		3,892,290
GAS UTILITIES — 0.2%
Atmos Energy Corp.	787	83,367
Chesapeake Utilities Corp.	131	12,805
National Fuel Gas Co.	857	44,487
New Jersey Resources Corp.	525	21,331
Northwest Natural Holding Co.	460	17,554
ONE Gas, Inc.	520	35,505
Southwest Gas Holdings, Inc.	717	43,314
Spire, Inc.	505	28,573
UGI Corp.	3,291	75,693
		362,629
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	416	42,286
Avis Budget Group, Inc. (a)	519	93,259
CSX Corp.	9,158	281,609
Heartland Express, Inc.	725	10,650
Hertz Global Holdings, Inc. (a)	3,514	43,047
JB Hunt Transport Services, Inc.	632	119,145
Knight-Swift Transportation Holdings, Inc.	1,539	77,181
Landstar System, Inc.	194	34,326
Marten Transport Ltd.	1,035	20,400
Norfolk Southern Corp.	1,236	243,406
Old Dominion Freight Line, Inc.	202	82,646
RXO, Inc. (a)	988	19,493
Ryder System, Inc.	1,195	127,805
Saia, Inc. (a)	136	54,216
Union Pacific Corp.	2,746	559,168
Werner Enterprises, Inc.	654	25,473
XPO, Inc. (a)	2,977	222,263
		2,056,373
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	7,627	$738,675
Align Technology, Inc. (a)	215	65,644
Artivion, Inc. (a)	8	121
Avanos Medical, Inc. (a)	379	7,663
Baxter International, Inc.	3,835	144,733
Becton Dickinson & Co.	1,255	324,455
Boston Scientific Corp. (a)	4,824	254,707
CONMED Corp.	44	4,437
Cooper Cos., Inc.	162	51,518
DENTSPLY SIRONA, Inc.	1,204	41,129
Dexcom, Inc. (a)	372	34,708
Edwards Lifesciences Corp. (a)	1,502	104,059
Embecta Corp.	214	3,221
Enovis Corp. (a)	750	39,548
Envista Holdings Corp. (a)	880	24,534
GE HealthCare Technologies, Inc.	3,346	227,662
Glaukos Corp. (a)	149	11,212
Globus Medical, Inc. Class A (a)	530	26,315
Haemonetics Corp. (a)	193	17,289
Hologic, Inc. (a)	1,426	98,964
ICU Medical, Inc. (a)	131	15,590
IDEXX Laboratories, Inc. (a)	86	37,605
Inari Medical, Inc. (a)	46	3,008
Insulet Corp. (a)	66	10,526
Integer Holdings Corp. (a)	201	15,765
Integra LifeSciences Holdings Corp. (a)	364	13,901
Intuitive Surgical, Inc. (a)	800	233,832
Lantheus Holdings, Inc. (a)	97	6,740
LivaNova PLC (a)	192	10,153
Masimo Corp. (a)	150	13,152
Medtronic PLC	10,266	804,444
Merit Medical Systems, Inc. (a)	194	13,390
Neogen Corp. (a)	785	14,554
Omnicell, Inc. (a)	139	6,261
OraSure Technologies, Inc. (a)	566	3,356
Orthofix Medical, Inc. (a)	251	3,228
Penumbra, Inc. (a)	44	10,644
QuidelOrtho Corp. (a)	558	40,756
ResMed, Inc.	172	25,434
Shockwave Medical, Inc. (a)	34	6,769
STAAR Surgical Co. (a)	89	3,576
STERIS PLC	251	55,075
Stryker Corp.	749	204,679
Tandem Diabetes Care, Inc. (a)	90	1,869
Teleflex, Inc.	154	30,247
Varex Imaging Corp. (a)	199	3,739
Zimmer Biomet Holdings, Inc.	887	99,539
		3,908,426
HEALTH CARE PROVIDERS & SERVICES — 5.4%
Acadia Healthcare Co., Inc. (a)	481	33,819
AdaptHealth Corp. (a)	1,988	18,091
Addus HomeCare Corp. (a)	69	5,878
Agiliti, Inc. (a)	862	5,594
Amedisys, Inc. (a)	282	26,339

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
AMN Healthcare Services, Inc. (a)	340	$28,961
Apollo Medical Holdings, Inc. (a)	238	7,342
Cardinal Health, Inc.	6,671	579,176
Cencora, Inc.	4,377	787,729
Centene Corp. (a)	14,215	979,129
Chemed Corp.	37	19,229
Cigna Group	4,730	1,353,111
Community Health Systems, Inc. (a)	3,526	10,225
CorVel Corp. (a)	51	10,029
Cross Country Healthcare, Inc. (a)	481	11,924
CVS Health Corp.	33,764	2,357,403
DaVita, Inc. (a)	1,414	133,665
Elevance Health, Inc.	2,044	889,999
Encompass Health Corp.	893	59,974
Enhabit, Inc. (a)	355	3,994
Ensign Group, Inc.	196	18,214
Fulgent Genetics, Inc. (a)	518	13,851
HCA Healthcare, Inc.	1,733	426,283
HealthEquity, Inc. (a)	194	14,172
Henry Schein, Inc. (a)	1,082	80,339
Humana, Inc.	951	462,681
Laboratory Corp. of America Holdings	753	151,391
McKesson Corp.	3,542	1,540,239
ModivCare, Inc. (a)	132	4,159
Molina Healthcare, Inc. (a)	496	162,633
NeoGenomics, Inc. (a)	746	9,176
OmniAb, Inc. (a) (f)	38	—
Option Care Health, Inc. (a)	943	30,506
Owens & Minor, Inc. (a)	1,974	31,900
Patterson Cos., Inc.	1,264	37,465
Pediatrix Medical Group, Inc. (a)	1,252	15,913
Progyny, Inc. (a)	183	6,226
Quest Diagnostics, Inc.	943	114,914
R1 RCM, Inc. (a)	1,210	18,235
RadNet, Inc. (a)	407	11,473
Select Medical Holdings Corp.	1,635	41,316
Tenet Healthcare Corp. (a)	2,666	175,663
U.S. Physical Therapy, Inc.	88	8,072
UnitedHealth Group, Inc.	4,164	2,099,447
Universal Health Services, Inc. Class B	1,007	126,610
		12,922,489
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc. (b)	967	19,823
Community Healthcare Trust, Inc. REIT	232	6,890
Healthcare Realty Trust, Inc. REIT	2,011	30,708
Healthpeak Properties, Inc. REIT	4,636	85,117
LTC Properties, Inc. REIT	390	12,531
Medical Properties Trust, Inc. REIT (b)	15,504	84,497
Omega Healthcare Investors, Inc. REIT	3,699	122,659
Physicians Realty Trust REIT	1,877	22,881
Security Description	Shares	Value
Sabra Health Care REIT, Inc.	5,982	$83,389
Universal Health Realty Income Trust REIT	8	323
Ventas, Inc. REIT	3,043	128,202
Welltower, Inc. REIT	2,814	230,523
		827,543
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	348	5,060
NextGen Healthcare, Inc. (a)	382	9,065
Veradigm, Inc. (a)	1,603	21,063
		35,188
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	850	8,135
DiamondRock Hospitality Co. REIT	1,871	15,024
Host Hotels & Resorts, Inc. REIT	3,912	62,866
Park Hotels & Resorts, Inc. REIT	3,565	43,921
Pebblebrook Hotel Trust REIT	2,066	28,077
Service Properties Trust REIT	2,599	19,986
Summit Hotel Properties, Inc. REIT	1,360	7,888
Sunstone Hotel Investors, Inc. REIT	1,787	16,708
Xenia Hotels & Resorts, Inc. REIT	1,033	12,169
		214,774
HOTELS, RESTAURANTS & LEISURE — 1.1%
Aramark	1,981	68,741
BJ's Restaurants, Inc. (a)	141	3,308
Bloomin' Brands, Inc.	844	20,754
Booking Holdings, Inc. (a)	86	265,220
Boyd Gaming Corp.	565	34,369
Brinker International, Inc. (a)	608	19,207
Caesars Entertainment, Inc. (a)	1,135	52,607
Carnival Corp. (a)	15,732	215,843
Cheesecake Factory, Inc. (b)	389	11,787
Chipotle Mexican Grill, Inc. (a)	62	113,573
Choice Hotels International, Inc. (b)	95	11,638
Churchill Downs, Inc.	66	7,659
Chuy's Holdings, Inc. (a)	51	1,815
Cracker Barrel Old Country Store, Inc. (b)	221	14,851
Darden Restaurants, Inc.	644	92,234
Dave & Buster's Entertainment, Inc. (a)	196	7,266
Dine Brands Global, Inc.	176	8,703
Domino's Pizza, Inc.	122	46,212
Expedia Group, Inc. (a)	802	82,662
Golden Entertainment, Inc.	255	8,716
Hilton Grand Vacations, Inc. (a)	674	27,432
Hilton Worldwide Holdings, Inc.	260	39,047
Jack in the Box, Inc.	148	10,221
Las Vegas Sands Corp.	1,739	79,716
Light & Wonder, Inc. (a)	1,040	74,183
Marriott International, Inc. Class A	583	114,594
Marriott Vacations Worldwide Corp.	292	29,384
McDonald's Corp.	1,736	457,332

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MGM Resorts International (a)	2,165	$79,585
Monarch Casino & Resort, Inc.	188	11,675
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,284	37,640
Papa John's International, Inc.	140	9,551
Penn Entertainment, Inc. (a)	1,726	39,612
Royal Caribbean Cruises Ltd. (a)	1,038	95,641
Sabre Corp. (a)	1,332	5,981
Shake Shack, Inc. Class A (a)	35	2,032
Six Flags Entertainment Corp. (a)	369	8,675
Starbucks Corp.	2,724	248,620
Texas Roadhouse, Inc.	353	33,923
Travel & Leisure Co.	706	25,931
Wendy's Co.	1,212	24,737
Wingstop, Inc.	28	5,036
Wyndham Hotels & Resorts, Inc.	380	26,425
Wynn Resorts Ltd.	101	9,333
Yum! Brands, Inc.	663	82,835
		2,666,306
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	46	12,220
Century Communities, Inc.	784	52,356
DR Horton, Inc.	2,998	322,195
Ethan Allen Interiors, Inc.	391	11,691
Garmin Ltd.	1,166	122,663
Green Brick Partners, Inc. (a)	428	17,766
Helen of Troy Ltd. (a)	273	31,821
Installed Building Products, Inc.	142	17,734
iRobot Corp. (a)	188	7,125
KB Home	1,282	59,331
La-Z-Boy, Inc.	677	20,906
Leggett & Platt, Inc.	2,173	55,216
Lennar Corp. Class A	4,057	455,317
LGI Homes, Inc. (a)	222	22,087
M/I Homes, Inc. (a)	762	64,039
MDC Holdings, Inc.	1,503	61,969
Meritage Homes Corp.	576	70,497
Mohawk Industries, Inc. (a)	1,452	124,596
Newell Brands, Inc.	10,005	90,345
NVR, Inc. (a)	25	149,083
PulteGroup, Inc.	2,507	185,643
Sonos, Inc. (a)	597	7,707
Taylor Morrison Home Corp. (a)	2,805	119,521
Tempur Sealy International, Inc.	897	38,876
Toll Brothers, Inc.	1,776	131,353
TopBuild Corp. (a)	170	42,772
Tri Pointe Homes, Inc. (a)	2,599	71,083
Whirlpool Corp.	1,472	196,806
		2,562,718
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a)	190	8,387
Central Garden & Pet Co. Class A (a)	582	23,332
Church & Dwight Co., Inc.	758	69,456
Clorox Co.	531	69,593
Security Description	Shares	Value
Colgate-Palmolive Co.	2,739	$194,770
Energizer Holdings, Inc.	572	18,327
Kimberly-Clark Corp.	1,785	215,717
Procter & Gamble Co.	10,106	1,474,061
WD-40 Co.	4	813
		2,074,456
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	5,080	77,216
Ormat Technologies, Inc.	172	12,026
		89,242
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	6,223	582,597
General Electric Co.	5,856	647,381
Honeywell International, Inc.	2,884	532,790
		1,762,768
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	158	26,312
First Industrial Realty Trust, Inc. REIT	448	21,320
Innovative Industrial Properties, Inc. REIT	311	23,530
LXP Industrial Trust REIT	2,260	20,114
Prologis, Inc. REIT	3,043	341,455
Rexford Industrial Realty, Inc. REIT	609	30,054
		462,785
INSURANCE — 4.5%
Aflac, Inc.	8,608	660,664
Allstate Corp.	4,217	469,816
Ambac Financial Group, Inc. (a)	1,033	12,458
American Equity Investment Life Holding Co. (a)	1,624	87,111
American Financial Group, Inc.	1,809	202,011
American International Group, Inc.	18,689	1,132,553
AMERISAFE, Inc.	192	9,613
Aon PLC Class A	461	149,465
Arch Capital Group Ltd. (a)	3,140	250,289
Arthur J Gallagher & Co.	681	155,220
Assurant, Inc.	829	119,028
Assured Guaranty Ltd.	950	57,494
Brighthouse Financial, Inc. (a)	1,768	86,526
Brown & Brown, Inc.	1,061	74,100
Chubb Ltd.	4,004	833,553
Cincinnati Financial Corp.	1,334	136,455
CNO Financial Group, Inc.	3,174	75,319
Employers Holdings, Inc.	382	15,261
Everest Group Ltd.	479	178,030
First American Financial Corp.	2,675	151,111
Genworth Financial, Inc. Class A (a)	13,508	79,157
Globe Life, Inc.	769	83,613
Hanover Insurance Group, Inc.	544	60,373
Hartford Financial Services Group, Inc.	4,943	350,508

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HCI Group, Inc.	55	$2,986
Horace Mann Educators Corp.	643	18,891
James River Group Holdings Ltd.	994	15,258
Kemper Corp.	1,004	42,198
Kinsale Capital Group, Inc.	56	23,191
Lincoln National Corp.	4,186	103,352
Loews Corp.	4,855	307,370
Marsh & McLennan Cos., Inc.	1,592	302,958
Mercury General Corp.	854	23,938
MetLife, Inc.	16,584	1,043,300
Old Republic International Corp.	7,143	192,432
Palomar Holdings, Inc. (a)	88	4,466
Primerica, Inc.	199	38,608
Principal Financial Group, Inc.	5,892	424,637
ProAssurance Corp.	850	16,057
Progressive Corp.	3,144	437,959
Prudential Financial, Inc.	9,530	904,302
Reinsurance Group of America, Inc.	1,728	250,888
RenaissanceRe Holdings Ltd.	432	85,501
RLI Corp.	186	25,276
Safety Insurance Group, Inc.	189	12,888
Selective Insurance Group, Inc.	459	47,355
SiriusPoint Ltd. (a)	2,813	28,608
Stewart Information Services Corp.	722	31,624
Travelers Cos., Inc.	2,570	419,707
Trupanion, Inc. (a) (b)	119	3,356
United Fire Group, Inc.	613	12,107
Unum Group	4,843	238,227
W R Berkley Corp.	1,958	124,313
Willis Towers Watson PLC	812	169,676
		10,781,157
INTERACTIVE MEDIA & SERVICES — 4.3%
Alphabet, Inc. Class A (a)	25,958	3,396,864
Alphabet, Inc. Class C (a)	22,081	2,911,380
Cars.com, Inc. (a)	336	5,665
Match Group, Inc. (a)	1,181	46,266
Meta Platforms, Inc. Class A (a)	12,219	3,668,266
QuinStreet, Inc. (a)	657	5,893
Shutterstock, Inc. (b)	126	4,794
TripAdvisor, Inc. (a)	543	9,003
Yelp, Inc. (a)	516	21,461
Ziff Davis, Inc. (a)	328	20,890
		10,090,482
IT SERVICES — 1.0%
Accenture PLC Class A	2,103	645,852
Akamai Technologies, Inc. (a)	852	90,772
Cognizant Technology Solutions Corp. Class A	3,872	262,289
DXC Technology Co. (a)	5,386	112,190
EPAM Systems, Inc. (a)	168	42,956
Gartner, Inc. (a)	187	64,255
International Business Machines Corp.	7,818	1,096,866
Kyndryl Holdings, Inc. (a)	5,758	86,946
Perficient, Inc. (a)	132	7,638
Security Description	Shares	Value
VeriSign, Inc. (a)	255	$51,645
		2,461,409
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	599	47,321
Hasbro, Inc.	1,444	95,506
Mattel, Inc. (a)	2,692	59,305
Polaris, Inc.	463	48,217
Sturm Ruger & Co., Inc.	183	9,538
Topgolf Callaway Brands Corp. (a)	1,615	22,351
Vista Outdoor, Inc. (a)	1,465	48,521
YETI Holdings, Inc. (a) (b)	218	10,512
		341,271
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	649	72,571
Azenta, Inc. (a)	1,579	79,250
Bio-Rad Laboratories, Inc. Class A (a)	182	65,238
Bio-Techne Corp.	179	12,185
Bruker Corp.	236	14,703
Charles River Laboratories International, Inc. (a)	218	42,724
Danaher Corp.	2,167	537,633
Fortrea Holdings, Inc. (a)	753	21,528
Illumina, Inc. (a)	340	46,675
IQVIA Holdings, Inc. (a)	791	155,629
Medpace Holdings, Inc. (a)	102	24,697
Mettler-Toledo International, Inc. (a)	35	38,782
Repligen Corp. (a)	107	17,014
Revvity, Inc.	534	59,114
Sotera Health Co. (a) (b)	838	12,553
Thermo Fisher Scientific, Inc.	869	439,862
Waters Corp. (a)	141	38,664
West Pharmaceutical Services, Inc.	91	34,144
		1,712,966
MACHINERY — 1.7%
3D Systems Corp. (a)	211	1,036
AGCO Corp.	625	73,925
Alamo Group, Inc.	65	11,236
Albany International Corp. Class A	188	16,221
Astec Industries, Inc.	189	8,904
Barnes Group, Inc.	497	16,883
Caterpillar, Inc.	2,752	751,296
Chart Industries, Inc. (a) (b)	150	25,368
CIRCOR International, Inc. (a)	178	9,923
Crane Co.	416	36,957
Crane NXT Co.	45	2,501
Cummins, Inc.	1,076	245,823
Deere & Co.	1,198	452,101
Donaldson Co., Inc.	514	30,655
Dover Corp.	583	81,334
Enerpac Tool Group Corp.	388	10,255
EnPro Industries, Inc.	227	27,510
Esab Corp.	342	24,015
ESCO Technologies, Inc.	188	19,635

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Federal Signal Corp.	198	$11,827
Flowserve Corp.	1,050	41,758
Fortive Corp.	1,522	112,872
Franklin Electric Co., Inc.	202	18,024
Graco, Inc.	398	29,006
Greenbrier Cos., Inc.	859	34,360
Hillenbrand, Inc.	711	30,082
IDEX Corp.	178	37,028
Illinois Tool Works, Inc.	911	209,812
Ingersoll Rand, Inc.	960	61,171
ITT, Inc.	358	35,052
John Bean Technologies Corp.	149	15,666
Kennametal, Inc.	943	23,462
Lincoln Electric Holdings, Inc.	227	41,266
Lindsay Corp.	6	706
Middleby Corp. (a)	302	38,656
Mueller Industries, Inc.	518	38,933
Nordson Corp.	193	43,072
Oshkosh Corp.	742	70,809
Otis Worldwide Corp.	983	78,945
PACCAR, Inc.	2,829	240,522
Parker-Hannifin Corp.	552	215,015
Pentair PLC	854	55,296
Proto Labs, Inc. (a)	30	792
Snap-on, Inc.	289	73,712
SPX Technologies, Inc. (a)	199	16,199
Standex International Corp.	53	7,722
Stanley Black & Decker, Inc.	2,459	205,523
Tennant Co.	171	12,680
Terex Corp.	570	32,843
Timken Co.	561	41,228
Titan International, Inc. (a)	1,582	21,246
Toro Co.	386	32,077
Trinity Industries, Inc.	1,337	32,556
Wabash National Corp.	459	9,694
Watts Water Technologies, Inc. Class A	119	20,566
Westinghouse Air Brake Technologies Corp.	962	102,232
Xylem, Inc.	565	51,432
		3,989,420
MARINE TRANSPORTATION — 0.1%
Kirby Corp. (a)	459	38,005
Matson, Inc.	978	86,768
		124,773
MEDIA — 1.8%
AMC Networks, Inc. Class A (a)	1,034	12,181
Cable One, Inc.	53	32,629
Charter Communications, Inc. Class A (a)	2,672	1,175,199
Comcast Corp. Class A	46,398	2,057,287
DISH Network Corp. Class A (a) (b)	6,602	38,688
EW Scripps Co. Class A (a)	1,690	9,261
Fox Corp. Class A	4,040	126,048
Fox Corp. Class B	2,164	62,496
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	2,955	$84,690
John Wiley & Sons, Inc. Class A	556	20,666
New York Times Co. Class A	535	22,042
News Corp. Class A	4,412	88,505
News Corp. Class B	1,262	26,338
Nexstar Media Group, Inc.	421	60,359
Omnicom Group, Inc.	1,534	114,252
Paramount Global Class B	13,071	168,616
Scholastic Corp.	394	15,027
TechTarget, Inc. (a)	121	3,674
TEGNA, Inc.	3,498	50,966
Thryv Holdings, Inc. (a)	821	15,410
		4,184,334
METALS & MINING — 0.9%
Alcoa Corp.	1,694	49,228
ATI, Inc. (a)	556	22,879
Carpenter Technology Corp.	374	25,137
Century Aluminum Co. (a)	525	3,775
Cleveland-Cliffs, Inc. (a)	13,343	208,551
Commercial Metals Co.	1,302	64,332
Compass Minerals International, Inc.	383	10,705
Freeport-McMoRan, Inc.	7,551	281,577
Haynes International, Inc.	191	8,885
Kaiser Aluminum Corp.	189	14,224
Materion Corp.	90	9,172
MP Materials Corp. (a) (b)	500	9,550
Newmont Corp.	6,733	248,784
Nucor Corp.	2,812	439,656
Olympic Steel, Inc.	383	21,528
Reliance Steel & Aluminum Co.	498	130,590
Royal Gold, Inc.	269	28,603
Steel Dynamics, Inc.	1,755	188,171
SunCoke Energy, Inc.	2,184	22,168
TimkenSteel Corp. (a)	1,123	24,392
U.S. Steel Corp.	5,868	190,593
Warrior Met Coal, Inc.	1,337	68,294
Worthington Industries, Inc.	816	50,445
		2,121,239
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Annaly Capital Management, Inc. REIT	13,054	245,546
Apollo Commercial Real Estate Finance, Inc. REIT	3,717	37,653
ARMOUR Residential REIT, Inc. (b)	5,106	21,701
Ellington Financial, Inc. REIT (b)	753	9,390
Franklin BSP Realty Trust, Inc. REIT	892	11,810
Invesco Mortgage Capital, Inc. REIT	914	9,149
KKR Real Estate Finance Trust, Inc. REIT	1,205	14,303
New York Mortgage Trust, Inc. REIT	2,515	21,352

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	2,498	$30,975
Ready Capital Corp. REIT	4,228	42,745
Redwood Trust, Inc. REIT (b)	3,227	23,009
Two Harbors Investment Corp. REIT	2,637	34,914
Starwood Property Trust, Inc. REIT (b)	8,014	155,071
		657,618
MULTI-UTILITIES — 0.9%
Ameren Corp.	1,966	147,116
Avista Corp.	716	23,177
Black Hills Corp.	728	36,830
CenterPoint Energy, Inc.	4,782	128,397
CMS Energy Corp.	1,580	83,914
Consolidated Edison, Inc.	3,007	257,189
Dominion Energy, Inc.	7,069	315,772
DTE Energy Co.	2,337	232,017
NiSource, Inc.	3,461	85,417
Northwestern Energy Group, Inc.	672	32,296
Public Service Enterprise Group, Inc.	3,794	215,917
Sempra	4,784	325,455
Unitil Corp.	235	10,037
WEC Energy Group, Inc.	2,400	193,320
		2,086,854
OFFICE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	1,197	119,820
Boston Properties, Inc. REIT	1,587	94,395
Brandywine Realty Trust REIT	5,008	22,736
COPT Defense Properties REIT	1,036	24,688
Cousins Properties, Inc. REIT	2,381	48,501
Douglas Emmett, Inc. REIT (b)	4,552	58,083
Easterly Government Properties, Inc. REIT	1,427	16,311
Highwoods Properties, Inc. REIT	2,725	56,162
Hudson Pacific Properties, Inc. REIT (b)	3,389	22,537
JBG SMITH Properties REIT	2,564	37,075
Kilroy Realty Corp. REIT	2,729	86,264
SL Green Realty Corp. REIT (b)	1,666	62,142
Vornado Realty Trust REIT (b)	4,211	95,505
		744,219
OIL, GAS & CONSUMABLE FUELS — 8.3%
Antero Midstream Corp.	8,587	102,872
Antero Resources Corp. (a)	3,071	77,942
APA Corp.	5,050	207,555
Callon Petroleum Co. (a)	1,324	51,795
Chevron Corp.	17,295	2,916,283
Chord Energy Corp.	653	105,832
Civitas Resources, Inc.	2,240	181,149
CNX Resources Corp. (a)	2,766	62,456
Comstock Resources, Inc. (b)	2,373	26,174
ConocoPhillips	11,673	1,398,425
Security Description	Shares	Value
CONSOL Energy, Inc.	325	$34,096
Coterra Energy, Inc.	12,061	326,250
CVR Energy, Inc.	756	25,727
Devon Energy Corp.	5,550	264,735
Diamondback Energy, Inc.	2,040	315,955
Dorian LPG Ltd.	839	24,104
DT Midstream, Inc.	1,077	56,995
EOG Resources, Inc.	5,064	641,913
EQT Corp.	4,081	165,607
Equitrans Midstream Corp.	11,703	109,657
Exxon Mobil Corp.	39,022	4,588,207
Green Plains, Inc. (a)	536	16,134
Hess Corp.	955	146,115
HF Sinclair Corp.	3,865	220,034
Kinder Morgan, Inc.	30,868	511,791
Marathon Oil Corp.	9,645	258,004
Marathon Petroleum Corp.	10,497	1,588,616
Matador Resources Co.	1,249	74,291
Murphy Oil Corp.	2,307	104,622
Northern Oil & Gas, Inc.	908	36,529
Occidental Petroleum Corp.	7,480	485,302
ONEOK, Inc.	4,994	316,769
Par Pacific Holdings, Inc. (a)	1,404	50,460
PBF Energy, Inc. Class A	2,888	154,595
Phillips 66	11,690	1,404,554
Pioneer Natural Resources Co.	3,732	856,681
Range Resources Corp.	1,837	59,537
REX American Resources Corp. (a)	239	9,732
SM Energy Co.	3,173	125,809
Southwestern Energy Co. (a)	28,568	184,264
Talos Energy, Inc. (a)	2,996	49,254
Targa Resources Corp.	1,723	147,696
Valero Energy Corp.	5,623	796,835
Vital Energy, Inc. (a)	392	21,725
Williams Cos., Inc.	10,335	348,186
World Kinect Corp.	1,866	41,854
		19,693,118
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	396	14,355
Louisiana-Pacific Corp.	1,685	93,130
Mercer International, Inc.	1,409	12,089
Sylvamo Corp.	929	40,820
		160,394
PASSENGER AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	1,311	48,612
Allegiant Travel Co.	252	19,369
American Airlines Group, Inc. (a)	10,220	130,918
Delta Air Lines, Inc.	7,131	263,847
Hawaiian Holdings, Inc. (a) (b)	1,601	10,134
JetBlue Airways Corp. (a)	8,380	38,548
SkyWest, Inc. (a)	1,104	46,302
Southwest Airlines Co.	5,046	136,595
Sun Country Airlines Holdings, Inc. (a)	287	4,259

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
United Airlines Holdings, Inc. (a)	5,128	$216,915
		915,499
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	499	20,574
Coty, Inc. Class A (a)	4,076	44,714
Edgewell Personal Care Co.	438	16,188
elf Beauty, Inc. (a)	48	5,272
Estee Lauder Cos., Inc. Class A	746	107,834
Inter Parfums, Inc.	75	10,076
Kenvue, Inc.	6,506	130,641
Medifast, Inc.	197	14,745
Nu Skin Enterprises, Inc. Class A	691	14,656
USANA Health Sciences, Inc. (a)	190	11,136
		375,836
PHARMACEUTICALS — 2.8%
Amphastar Pharmaceuticals, Inc. (a)	204	9,382
Bristol-Myers Squibb Co.	11,530	669,201
Catalent, Inc. (a)	806	36,697
Collegium Pharmaceutical, Inc. (a)	399	8,918
Corcept Therapeutics, Inc. (a)	396	10,789
Eli Lilly & Co.	1,396	749,833
Harmony Biosciences Holdings, Inc. (a)	229	7,504
Innoviva, Inc. (a)	1,839	23,889
Jazz Pharmaceuticals PLC (a)	356	46,081
Johnson & Johnson	10,813	1,684,125
Ligand Pharmaceuticals, Inc. (a)	51	3,056
Merck & Co., Inc.	11,076	1,140,274
Organon & Co.	3,988	69,232
Pacira BioSciences, Inc. (a)	188	5,768
Perrigo Co. PLC	1,497	47,829
Pfizer, Inc.	48,554	1,610,536
Phibro Animal Health Corp. Class A	556	7,100
Prestige Consumer Healthcare, Inc. (a)	396	22,647
Supernus Pharmaceuticals, Inc. (a)	390	10,752
Viatris, Inc.	31,389	309,496
Zoetis, Inc.	450	78,291
		6,551,400
PROFESSIONAL SERVICES — 0.6%
ASGN, Inc. (a)	403	32,917
Automatic Data Processing, Inc.	982	236,250
Broadridge Financial Solutions, Inc.	382	68,397
CACI International, Inc. Class A (a)	223	70,006
Concentrix Corp.	362	29,000
CSG Systems International, Inc.	195	9,968
Equifax, Inc.	255	46,711
ExlService Holdings, Inc. (a)	539	15,114
Exponent, Inc.	32	2,739
Forrester Research, Inc. (a)	8	231
FTI Consulting, Inc. (a)	148	26,405
Genpact Ltd.	976	35,331
Security Description	Shares	Value
Heidrick & Struggles International, Inc.	195	$4,879
Insperity, Inc.	192	18,739
Jacobs Solutions, Inc.	720	98,280
KBR, Inc.	592	34,892
Kelly Services, Inc. Class A	1,040	18,918
Korn Ferry	573	27,183
Leidos Holdings, Inc.	1,205	111,053
ManpowerGroup, Inc.	1,302	95,463
Maximus, Inc.	488	36,444
NV5 Global, Inc. (a)	89	8,564
Paychex, Inc.	1,021	117,752
Paylocity Holding Corp. (a)	54	9,812
Resources Connection, Inc.	399	5,949
Robert Half, Inc.	819	60,016
Science Applications International Corp.	464	48,971
TrueBlue, Inc. (a)	484	7,100
TTEC Holdings, Inc.	581	15,234
Verisk Analytics, Inc.	287	67,801
Verra Mobility Corp. (a)	473	8,845
		1,368,964
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	3,090	19,869
CBRE Group, Inc. Class A (a)	2,676	197,649
CoStar Group, Inc. (a)	904	69,509
Cushman & Wakefield PLC (a)	4,209	32,073
Jones Lang LaSalle, Inc. (a)	1,230	173,651
Kennedy-Wilson Holdings, Inc.	1,302	19,191
Marcus & Millichap, Inc.	385	11,296
St. Joe Co.	202	10,975
		534,213
RESIDENTIAL REITs — 0.3%
Apartment Income REIT Corp.	1,264	38,805
AvalonBay Communities, Inc. REIT	1,060	182,044
Camden Property Trust REIT	584	55,235
Centerspace REIT	188	11,329
Elme Communities REIT	1,039	14,172
Equity Residential REIT	2,591	152,118
Essex Property Trust, Inc. REIT	491	104,136
Independence Realty Trust, Inc. REIT	1,236	17,391
Invitation Homes, Inc. REIT	3,071	97,320
Mid-America Apartment Communities, Inc. REIT	510	65,611
NexPoint Residential Trust, Inc. REIT	92	2,961
UDR, Inc. REIT	1,364	48,654
Veris Residential, Inc. REIT	1,037	17,110
		806,886
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	1,063	15,254
Agree Realty Corp. REIT	480	26,515
Brixmor Property Group, Inc. REIT	2,281	47,399

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust REIT	373	$33,805
Getty Realty Corp. REIT	558	15,473
Kimco Realty Corp. REIT	4,704	82,743
Kite Realty Group Trust REIT	942	20,178
Macerich Co. REIT	2,907	31,715
NNN REIT, Inc.	1,556	54,989
Realty Income Corp. REIT	3,950	197,263
Regency Centers Corp. REIT	1,414	84,048
Retail Opportunity Investments Corp. REIT	701	8,678
RPT Realty REIT	849	8,966
Saul Centers, Inc. REIT	180	6,349
Simon Property Group, Inc. REIT	1,051	113,540
SITE Centers Corp. REIT	1,689	20,825
Spirit Realty Capital, Inc. REIT	1,196	40,102
Tanger Factory Outlet Centers, Inc. REIT	564	12,746
Urban Edge Properties REIT	1,044	15,932
Whitestone REIT	450	4,334
		840,854
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Micro Devices, Inc. (a)	3,911	402,129
Allegro MicroSystems, Inc. (a)	281	8,975
Alpha & Omega Semiconductor Ltd. (a)	581	17,337
Amkor Technology, Inc.	2,715	61,359
Analog Devices, Inc.	1,629	285,222
Applied Materials, Inc.	2,718	376,307
Axcelis Technologies, Inc. (a)	106	17,283
Broadcom, Inc.	1,372	1,139,556
CEVA, Inc. (a)	191	3,703
Cirrus Logic, Inc. (a)	238	17,602
Cohu, Inc. (a)	145	4,994
Diodes, Inc. (a)	202	15,926
Enphase Energy, Inc. (a)	152	18,263
First Solar, Inc. (a)	234	37,812
FormFactor, Inc. (a)	377	13,172
Ichor Holdings Ltd. (a)	156	4,830
Intel Corp.	66,849	2,376,482
KLA Corp.	446	204,562
Kulicke & Soffa Industries, Inc.	330	16,048
Lam Research Corp.	443	277,659
Lattice Semiconductor Corp. (a)	216	18,561
MACOM Technology Solutions Holdings, Inc. (a)	217	17,703
MaxLinear, Inc. (a)	389	8,655
Microchip Technology, Inc.	1,761	137,446
Micron Technology, Inc.	9,430	641,523
MKS Instruments, Inc.	486	42,058
Monolithic Power Systems, Inc.	43	19,866
NVIDIA Corp.	2,421	1,053,111
NXP Semiconductors NV	1,097	219,312
ON Semiconductor Corp. (a)	1,417	131,710
Onto Innovation, Inc. (a)	184	23,464
Security Description	Shares	Value
Photronics, Inc. (a)	1,053	$21,281
Power Integrations, Inc.	118	9,005
Qorvo, Inc. (a)	716	68,357
QUALCOMM, Inc.	5,006	555,966
Rambus, Inc. (a)	388	21,647
Semtech Corp. (a)	577	14,858
Silicon Laboratories, Inc. (a)	173	20,049
SiTime Corp. (a)	37	4,227
Skyworks Solutions, Inc.	877	86,463
SMART Global Holdings, Inc. (a)	790	19,237
SolarEdge Technologies, Inc. (a)	70	9,066
Synaptics, Inc. (a)	149	13,327
Teradyne, Inc.	395	39,682
Texas Instruments, Inc.	3,029	481,641
Ultra Clean Holdings, Inc. (a)	202	5,993
Universal Display Corp.	73	11,460
Veeco Instruments, Inc. (a)	203	5,706
Wolfspeed, Inc. (a) (b)	185	7,049
		9,007,644
SOFTWARE — 3.1%
ACI Worldwide, Inc. (a)	657	14,822
Adeia, Inc.	2,721	29,060
Adobe, Inc. (a)	1,107	564,459
Agilysys, Inc. (a)	27	1,786
Alarm.com Holdings, Inc. (a)	151	9,232
ANSYS, Inc. (a)	193	57,427
Aspen Technology, Inc. (a)	158	32,273
Autodesk, Inc. (a)	479	99,110
Blackbaud, Inc. (a)	189	13,291
Cadence Design Systems, Inc. (a)	472	110,590
Cerence, Inc. (a)	349	7,109
Ceridian HCM Holding, Inc. (a)	339	23,001
CommVault Systems, Inc. (a)	192	12,981
Consensus Cloud Solutions, Inc. (a)	458	11,532
Digital Turbine, Inc. (a)	504	3,049
DoubleVerify Holdings, Inc. (a)	211	5,898
Dynatrace, Inc. (a)	481	22,477
Ebix, Inc.	356	3,517
Envestnet, Inc. (a)	194	8,542
Fair Isaac Corp. (a)	42	36,478
Fortinet, Inc. (a)	1,115	65,428
Gen Digital, Inc.	4,323	76,431
InterDigital, Inc.	200	16,048
Intuit, Inc.	272	138,976
LiveRamp Holdings, Inc. (a)	389	11,219
Manhattan Associates, Inc. (a)	59	11,662
Microsoft Corp.	12,251	3,868,253
N-able, Inc. (a)	363	4,683
NCR Corp. (a)	2,166	58,417
OneSpan, Inc. (a)	184	1,978
Oracle Corp.	8,439	893,859
Paycom Software, Inc.	70	18,149
Progress Software Corp.	188	9,885
PTC, Inc. (a)	254	35,987
Qualys, Inc. (a)	122	18,611

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Roper Technologies, Inc.	347	$168,045
Salesforce, Inc. (a)	3,174	643,624
ServiceNow, Inc. (a)	195	108,997
SPS Commerce, Inc. (a)	61	10,407
Synopsys, Inc. (a)	333	152,837
Teradata Corp. (a)	559	25,166
Tyler Technologies, Inc. (a)	94	36,297
Xperi, Inc. (a)	352	3,471
		7,445,064
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	1,104	181,553
Crown Castle, Inc. REIT	1,913	176,053
CubeSmart REIT	967	36,872
Digital Realty Trust, Inc. REIT	1,623	196,416
EPR Properties REIT	675	28,040
Equinix, Inc. REIT	205	148,883
Extra Space Storage, Inc. REIT	900	109,422
Four Corners Property Trust, Inc. REIT	674	14,956
Iron Mountain, Inc. REIT	1,661	98,746
Lamar Advertising Co. Class A REIT	485	40,483
National Storage Affiliates Trust REIT	653	20,726
Outfront Media, Inc. REIT	1,112	11,231
PotlatchDeltic Corp. REIT	892	40,488
Public Storage REIT	668	176,031
Rayonier, Inc. REIT	589	16,763
Safehold, Inc. REIT (b)	373	6,639
SBA Communications Corp. REIT	91	18,216
Uniti Group, Inc. REIT	4,533	21,396
VICI Properties, Inc. REIT	5,303	154,317
Weyerhaeuser Co. REIT	8,148	249,818
		1,747,049
SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. Class A (a)	770	43,405
Academy Sports & Outdoors, Inc.	752	35,547
Advance Auto Parts, Inc. (b)	659	36,858
American Eagle Outfitters, Inc.	2,738	45,478
America's Car-Mart, Inc. (a)	160	14,558
Asbury Automotive Group, Inc. (a)	540	124,238
AutoNation, Inc. (a)	705	106,737
AutoZone, Inc. (a)	79	200,659
Bath & Body Works, Inc.	2,227	75,273
Best Buy Co., Inc.	5,096	354,019
Boot Barn Holdings, Inc. (a)	148	12,016
Buckle, Inc.	794	26,512
Caleres, Inc. (b)	1,081	31,090
CarMax, Inc. (a)	2,481	175,481
Chico's FAS, Inc. (a)	1,964	14,691
Designer Brands, Inc. Class A (b)	1,518	19,218
Dick's Sporting Goods, Inc.	941	102,174
Five Below, Inc. (a)	132	21,239
Foot Locker, Inc. (b)	2,055	35,654
Security Description	Shares	Value
GameStop Corp. Class A (a)	640	$10,534
Gap, Inc. (b)	5,978	63,546
Group 1 Automotive, Inc.	377	101,304
Guess?, Inc.	717	15,516
Haverty Furniture Cos., Inc.	198	5,698
Hibbett, Inc.	351	16,676
Home Depot, Inc.	4,389	1,326,180
Leslie's, Inc. (a) (b)	650	3,679
Lithia Motors, Inc.	707	208,798
Lowe's Cos., Inc.	3,141	652,825
MarineMax, Inc. (a)	380	12,472
Monro, Inc.	192	5,332
Murphy USA, Inc.	314	107,303
National Vision Holdings, Inc. (a)	876	14,174
ODP Corp. (a)	889	41,027
O'Reilly Automotive, Inc. (a)	200	181,772
RH (a) (b)	139	36,746
Ross Stores, Inc.	1,129	127,521
Sally Beauty Holdings, Inc. (a)	1,685	14,120
Shoe Carnival, Inc.	300	7,209
Signet Jewelers Ltd.	1,176	84,449
Sleep Number Corp. (a)	593	14,582
Sonic Automotive, Inc. Class A	433	20,680
TJX Cos., Inc.	3,788	336,677
Tractor Supply Co. (b)	362	73,504
Ulta Beauty, Inc. (a)	167	66,708
Upbound Group, Inc.	1,205	35,487
Urban Outfitters, Inc. (a)	1,731	56,586
Valvoline, Inc.	827	26,663
Victoria's Secret & Co. (a)	1,012	16,880
Williams-Sonoma, Inc.	742	115,307
		5,274,802
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	27,064	4,633,627
Avid Technology, Inc. (a)	115	3,090
Corsair Gaming, Inc. (a)	600	8,718
Hewlett Packard Enterprise Co.	34,088	592,109
HP, Inc.	22,786	585,600
NetApp, Inc.	1,639	124,367
Seagate Technology Holdings PLC	2,171	143,178
Super Micro Computer, Inc. (a)	354	97,074
Western Digital Corp. (a)	5,016	228,880
Xerox Holdings Corp.	3,252	51,024
		6,467,667
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	1,284	67,551
Carter's, Inc.	376	26,000
Columbia Sportswear Co.	340	25,194
Crocs, Inc. (a)	267	23,558
Deckers Outdoor Corp. (a)	88	45,240
G-III Apparel Group Ltd. (a)	1,065	26,540
Hanesbrands, Inc.	9,040	35,798
Kontoor Brands, Inc.	475	20,857
Movado Group, Inc.	195	5,333

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
NIKE, Inc. Class B	2,951	$282,175
Oxford Industries, Inc.	190	18,265
PVH Corp.	995	76,128
Ralph Lauren Corp.	458	53,169
Skechers USA, Inc. Class A (a)	1,140	55,803
Steven Madden Ltd.	394	12,517
Tapestry, Inc.	1,795	51,606
Under Armour, Inc. Class A (a)	1,314	9,001
Under Armour, Inc. Class C (a)	2,448	15,618
VF Corp.	8,548	151,043
Wolverine World Wide, Inc.	577	4,651
		1,006,047
TOBACCO — 0.7%
Altria Group, Inc.	17,446	733,604
Philip Morris International, Inc.	8,538	790,448
Universal Corp.	717	33,850
Vector Group Ltd.	2,067	21,993
		1,579,895
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	166	25,665
Boise Cascade Co.	1,054	108,604
DXP Enterprises, Inc. (a)	383	13,382
Fastenal Co.	1,834	100,210
GATX Corp.	272	29,602
GMS, Inc. (a)	549	35,119
MSC Industrial Direct Co., Inc. Class A	566	55,553
NOW, Inc. (a)	1,842	21,865
United Rentals, Inc.	527	234,288
Veritiv Corp.	381	64,351
Watsco, Inc. (b)	193	72,900
WW Grainger, Inc.	145	100,317
		861,856
WATER UTILITIES — 0.1%
American States Water Co.	188	14,792
American Water Works Co., Inc.	633	78,384
California Water Service Group	308	14,572
Essential Utilities, Inc.	1,283	44,045
Middlesex Water Co.	56	3,710
SJW Group	150	9,017
		164,520
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	353	4,211
Shenandoah Telecommunications Co.	1,327	27,349
Telephone & Data Systems, Inc.	2,944	53,905
T-Mobile U.S., Inc. (a)	5,836	817,332
		902,797
TOTAL COMMON STOCKS (Cost $247,540,739)		236,805,361
Security Description	Shares	Value
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a)	62	$911
TOTAL WARRANTS (Cost $0)		911
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (g) (h)	419,224	419,308
State Street Navigator Securities Lending Portfolio II (i) (j)	1,123,013	1,123,013
TOTAL SHORT-TERM INVESTMENTS (Cost $1,542,320)		1,542,321
TOTAL INVESTMENTS — 100.5% (Cost $249,083,059)		238,348,593
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,128,675)
NET ASSETS — 100.0%		$237,219,918
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$236,805,361	$—	$0(a)	$236,805,361
Warrants	911	—	—	911
Short-Term Investments	1,542,321	—	—	1,542,321
TOTAL INVESTMENTS	$238,348,593	$—	$0	$238,348,593
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	5,211	$381,341	$19,028	$29,385	$(10,053)	$(21,176)	5,074	$339,755	$3,501
State Street Institutional Liquid Reserves Fund, Premier Class	317,946	318,010	2,431,815	2,330,499	(16)	(2)	419,224	419,308	4,869
State Street Navigator Securities Lending Portfolio II	868,772	868,772	3,928,979	3,674,738	—	—	1,123,013	1,123,013	1,943
Total		$1,568,123	$6,379,822	$6,034,622	$(10,069)	$(21,178)		$1,882,076	$10,313
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
BWX Technologies, Inc.	137,860	$10,336,743
Curtiss-Wright Corp.	57,791	11,305,653
		21,642,396
AUTOMOBILE COMPONENTS — 1.2%
Autoliv, Inc.	36,636	3,534,641
Fox Factory Holding Corp. (a) (b)	63,838	6,325,069
Gentex Corp.	161,831	5,265,981
Visteon Corp. (a)	42,555	5,875,569
		21,001,260
AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	122,500	4,049,850
BANKS — 2.4%
Columbia Banking System, Inc.	163,454	3,318,116
Commerce Bancshares, Inc.	116,302	5,580,170
Cullen/Frost Bankers, Inc.	64,787	5,909,222
East West Bancorp, Inc.	108,781	5,733,847
First Financial Bankshares, Inc.	103,334	2,595,750
First Horizon Corp.	555,924	6,126,282
Glacier Bancorp, Inc.	90,213	2,571,071
Hancock Whitney Corp.	64,099	2,371,022
International Bancshares Corp.	49,384	2,140,303
SouthState Corp.	65,350	4,401,976
United Bankshares, Inc.	98,275	2,711,407
		43,459,166
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	9,833	3,830,248
Celsius Holdings, Inc. (a)	74,146	12,723,454
		16,553,702
BIOTECHNOLOGY — 2.9%
Arrowhead Pharmaceuticals, Inc. (a)	78,066	2,097,633
Exelixis, Inc. (a)	479,968	10,487,301
Halozyme Therapeutics, Inc. (a)	198,903	7,598,094
Neurocrine Biosciences, Inc. (a)	147,198	16,559,775
United Therapeutics Corp. (a)	70,764	15,983,465
		52,726,268
BROADLINE RETAIL — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	45,180	3,486,992
BUILDING PRODUCTS — 5.4%
Advanced Drainage Systems, Inc.	80,379	9,149,541
Builders FirstSource, Inc. (a)	188,536	23,470,847
Carlisle Cos., Inc.	75,285	19,518,389
Lennox International, Inc.	29,914	11,200,998
Owens Corning	73,158	9,979,483
Simpson Manufacturing Co., Inc.	64,342	9,639,075
Security Description	Shares	Value
Trex Co., Inc. (a)	86,766	$5,347,389
UFP Industries, Inc.	93,262	9,550,029
		97,855,751
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	34,905	4,549,518
Evercore, Inc. Class A	26,309	3,627,485
Federated Hermes, Inc.	91,860	3,111,298
Interactive Brokers Group, Inc. Class A	90,335	7,819,398
Jefferies Financial Group, Inc.	266,404	9,758,378
Morningstar, Inc. (b)	39,250	9,193,920
SEI Investments Co.	151,634	9,132,916
		47,192,913
CHEMICALS — 3.0%
Ashland, Inc.	51,815	4,232,249
Axalta Coating Systems Ltd. (a)	150,407	4,045,948
Cabot Corp.	84,279	5,838,006
Chemours Co.	127,205	3,568,100
NewMarket Corp.	5,656	2,573,706
Olin Corp.	189,671	9,479,757
RPM International, Inc.	194,577	18,447,846
Westlake Corp.	48,168	6,005,105
		54,190,717
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	33,102	2,404,529
Clean Harbors, Inc. (a)	75,924	12,706,641
MSA Safety, Inc.	30,666	4,834,495
Tetra Tech, Inc.	45,717	6,950,355
		26,896,020
COMMUNICATIONS EQUIPMENT — 0.2%
Calix, Inc. (a)	89,008	4,080,127
CONSTRUCTION & ENGINEERING — 1.8%
AECOM	112,886	9,374,054
EMCOR Group, Inc.	71,024	14,942,739
Valmont Industries, Inc.	31,686	7,611,294
		31,928,087
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	53,433	8,897,663
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	82,414	2,198,806
FirstCash Holdings, Inc.	55,776	5,598,795
SLM Corp.	340,826	4,642,050
		12,439,651
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	115,498	8,243,092
Casey's General Stores, Inc.	56,367	15,304,768
Performance Food Group Co. (a)	105,944	6,235,864
Sprouts Farmers Market, Inc. (a) (b)	83,057	3,554,840

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	95,859	$3,805,602
		37,144,166
CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	46,480	5,811,859
Berry Global Group, Inc.	78,374	4,852,135
Crown Holdings, Inc.	70,909	6,274,028
Graphic Packaging Holding Co.	328,774	7,325,085
Silgan Holdings, Inc.	125,930	5,428,842
Sonoco Products Co.	75,334	4,094,403
		33,786,352
DIVERSIFIED CONSUMER SERVICES — 1.5%
Grand Canyon Education, Inc. (a)	44,964	5,255,392
H&R Block, Inc.	229,540	9,883,993
Service Corp. International	227,406	12,993,979
		28,133,364
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Iridium Communications, Inc.	188,542	8,576,776
ELECTRIC UTILITIES — 1.0%
IDACORP, Inc.	40,456	3,788,704
OGE Energy Corp.	301,976	10,064,860
PNM Resources, Inc.	80,193	3,577,410
		17,430,974
ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc. (b)	23,511	4,004,158
Hubbell, Inc.	80,880	25,348,601
nVent Electric PLC	249,909	13,242,678
Sensata Technologies Holding PLC	89,644	3,390,336
Vicor Corp. (a)	14,664	863,563
		46,849,336
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Belden, Inc.	63,778	6,157,766
Cognex Corp.	135,020	5,730,248
Littelfuse, Inc.	23,237	5,746,975
National Instruments Corp.	114,929	6,852,067
Novanta, Inc. (a) (b)	53,936	7,736,580
		32,223,636
ENERGY EQUIPMENT & SERVICES — 2.2%
ChampionX Corp.	296,387	10,557,305
NOV, Inc.	593,583	12,405,885
Valaris Ltd. (a)	95,952	7,194,481
Weatherford International PLC (a)	108,617	9,811,373
		39,969,044
ENTERTAINMENT — 0.4%
TKO Group Holdings, Inc. (b)	79,026	6,642,926
FINANCIAL SERVICES — 0.8%
Euronet Worldwide, Inc. (a)	34,825	2,764,409
Security Description	Shares	Value
WEX, Inc. (a)	64,783	$12,185,034
		14,949,443
FOOD PRODUCTS — 1.2%
Darling Ingredients, Inc. (a)	240,414	12,549,611
Flowers Foods, Inc.	182,611	4,050,312
Lancaster Colony Corp.	30,703	5,066,916
		21,666,839
GAS UTILITIES — 0.9%
National Fuel Gas Co.	96,927	5,031,480
New Jersey Resources Corp.	95,566	3,882,847
ONE Gas, Inc.	83,628	5,710,120
Spire, Inc. (b)	39,125	2,213,692
		16,838,139
GROUND TRANSPORTATION — 1.7%
Avis Budget Group, Inc. (a) (b)	29,790	5,352,965
Knight-Swift Transportation Holdings, Inc.	121,598	6,098,140
Landstar System, Inc.	54,142	9,579,885
Saia, Inc. (a)	22,798	9,088,423
		30,119,413
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Globus Medical, Inc. Class A (a)	176,953	8,785,717
Haemonetics Corp. (a)	76,416	6,845,345
Inari Medical, Inc. (a) (b)	76,923	5,030,764
Lantheus Holdings, Inc. (a)	103,117	7,164,569
Masimo Corp. (a) (b)	42,146	3,695,361
Penumbra, Inc. (a)	36,581	8,849,310
QuidelOrtho Corp. (a)	40,984	2,993,472
Shockwave Medical, Inc. (a)	55,432	11,036,511
		54,401,049
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	80,632	5,669,236
Chemed Corp.	15,438	8,023,129
Encompass Health Corp.	69,520	4,668,963
HealthEquity, Inc. (a)	128,887	9,415,195
Option Care Health, Inc. (a)	271,209	8,773,611
Progyny, Inc. (a) (b)	45,274	1,540,222
		38,090,356
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	180,898	5,998,578
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	111,434	2,364,629
HOTELS, RESTAURANTS & LEISURE — 3.8%
Aramark	161,334	5,598,290
Boyd Gaming Corp.	63,186	3,843,604
Choice Hotels International, Inc. (b)	22,367	2,740,181
Churchill Downs, Inc.	102,750	11,923,110
Hilton Grand Vacations, Inc. (a)	56,242	2,289,049
Light & Wonder, Inc. (a) (b)	63,190	4,507,343
Planet Fitness, Inc. Class A (a)	86,645	4,261,201

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Texas Roadhouse, Inc.	100,583	$9,666,026
Vail Resorts, Inc. (b)	30,216	6,704,628
Wendy's Co.	255,556	5,215,898
Wingstop, Inc.	45,184	8,125,891
Wyndham Hotels & Resorts, Inc.	66,010	4,590,336
		69,465,557
HOUSEHOLD DURABLES — 1.0%
Tempur Sealy International, Inc.	259,514	11,247,337
TopBuild Corp. (a)	25,399	6,390,388
		17,637,725
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Ormat Technologies, Inc.	47,745	3,338,330
Vistra Corp.	338,599	11,234,715
		14,573,045
INDUSTRIAL REITs — 1.3%
EastGroup Properties, Inc. REIT	37,689	6,276,349
First Industrial Realty Trust, Inc. REIT	101,665	4,838,238
Rexford Industrial Realty, Inc. REIT	177,366	8,753,012
STAG Industrial, Inc. REIT	121,883	4,206,182
		24,073,781
INSURANCE — 4.1%
American Financial Group, Inc.	44,941	5,018,561
Erie Indemnity Co. Class A (b)	37,592	11,044,154
Fidelity National Financial, Inc.	206,592	8,532,250
Hanover Insurance Group, Inc.	31,790	3,528,054
Kinsale Capital Group, Inc.	33,143	13,725,511
Primerica, Inc.	37,252	7,227,260
RenaissanceRe Holdings Ltd.	43,190	8,548,165
RLI Corp.	60,620	8,237,652
Selective Insurance Group, Inc.	91,337	9,423,238
		75,284,845
INTERACTIVE MEDIA & SERVICES — 0.2%
ZoomInfo Technologies, Inc. (a)	239,228	3,923,339
IT SERVICES — 0.9%
GoDaddy, Inc. Class A (a)	221,349	16,486,074
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	62,128	4,908,112
Polaris, Inc.	41,766	4,349,511
YETI Holdings, Inc. (a) (b)	71,928	3,468,368
		12,725,991
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bruker Corp.	87,492	5,450,752
Medpace Holdings, Inc. (a)	35,026	8,480,845
Repligen Corp. (a)	78,147	12,426,154
		26,357,751
MACHINERY — 5.0%
AGCO Corp.	48,683	5,758,225
Security Description	Shares	Value
Chart Industries, Inc. (a) (b)	28,523	$4,823,810
Crane Co.	36,758	3,265,581
Crane NXT Co.	36,657	2,037,029
Donaldson Co., Inc.	116,957	6,975,315
Graco, Inc.	165,642	12,071,989
ITT, Inc.	56,937	5,574,702
Lincoln Electric Holdings, Inc.	86,521	15,728,653
Middleby Corp. (a)	38,763	4,961,664
RBC Bearings, Inc. (a) (b)	43,768	10,247,402
Timken Co.	48,313	3,550,522
Toro Co.	156,620	13,015,122
Watts Water Technologies, Inc. Class A	21,569	3,727,555
		91,737,569
MEDIA — 0.7%
New York Times Co. Class A	123,316	5,080,619
Nexstar Media Group, Inc.	50,195	7,196,457
		12,277,076
METALS & MINING — 2.4%
Commercial Metals Co.	98,628	4,873,209
MP Materials Corp. (a) (b)	216,938	4,143,516
Reliance Steel & Aluminum Co.	88,319	23,159,891
Royal Gold, Inc.	99,019	10,528,690
Worthington Industries, Inc.	22,675	1,401,769
		44,107,075
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Annaly Capital Management, Inc. REIT	744,562	14,005,211
MULTI-UTILITIES — 0.1%
Black Hills Corp.	52,622	2,662,147
OFFICE REITs — 0.1%
COPT Defense Properties REIT	88,781	2,115,651
OIL, GAS & CONSUMABLE FUELS — 6.9%
Antero Midstream Corp.	513,383	6,150,328
Antero Resources Corp. (a)	425,675	10,803,632
Chord Energy Corp.	47,617	7,717,287
Civitas Resources, Inc.	128,600	10,399,882
CNX Resources Corp. (a) (b)	243,429	5,496,627
DT Midstream, Inc.	146,034	7,728,119
Equitrans Midstream Corp.	300,479	2,815,488
HF Sinclair Corp.	96,437	5,490,158
Matador Resources Co.	167,056	9,936,491
Murphy Oil Corp.	223,614	10,140,895
Ovintiv, Inc.	294,583	14,013,313
PBF Energy, Inc. Class A	165,862	8,878,593
Permian Resources Corp. (b)	261,436	3,649,647
Range Resources Corp. (b)	363,799	11,790,726
Southwestern Energy Co. (a)	1,660,487	10,710,141
		125,721,327
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	96,745	5,347,096

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	81,290	$3,351,587
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	95,202	12,322,947
PROFESSIONAL SERVICES — 4.0%
CACI International, Inc. Class A (a)	21,988	6,902,693
Concentrix Corp.	65,135	5,217,965
ExlService Holdings, Inc. (a)	249,862	7,006,130
Exponent, Inc.	52,858	4,524,645
FTI Consulting, Inc. (a)	51,321	9,156,180
Genpact Ltd.	143,315	5,188,003
Insperity, Inc.	54,598	5,328,765
KBR, Inc.	203,417	11,989,398
Paylocity Holding Corp. (a)	64,912	11,794,510
Science Applications International Corp.	54,271	5,727,761
		72,836,050
RETAIL REITs — 0.8%
Agree Realty Corp. REIT	100,180	5,533,943
Brixmor Property Group, Inc. REIT	222,017	4,613,513
NNN REIT, Inc.	145,766	5,151,371
		15,298,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Allegro MicroSystems, Inc. (a)	41,191	1,315,641
Amkor Technology, Inc.	155,600	3,516,560
Cirrus Logic, Inc. (a)	82,440	6,097,262
Lattice Semiconductor Corp. (a)	207,768	17,853,504
MACOM Technology Solutions Holdings, Inc. (a)	81,375	6,638,573
Power Integrations, Inc.	86,545	6,604,249
Silicon Laboratories, Inc. (a)	25,617	2,968,754
Universal Display Corp.	41,385	6,497,031
Wolfspeed, Inc. (a) (b)	84,426	3,216,631
		54,708,205
SOFTWARE — 3.3%
Blackbaud, Inc. (a)	30,076	2,114,944
CommVault Systems, Inc. (a)	44,270	2,993,095
Dolby Laboratories, Inc. Class A	43,991	3,486,727
Dropbox, Inc. Class A (a)	388,705	10,584,437
Dynatrace, Inc. (a)	358,138	16,735,789
Envestnet, Inc. (a)	36,916	1,625,411
Manhattan Associates, Inc. (a)	53,902	10,654,269
Qualys, Inc. (a)	55,298	8,435,710
Teradata Corp. (a)	69,310	3,120,336
		59,750,718
SPECIALIZED REITs — 1.8%
CubeSmart REIT	183,032	6,979,010
Gaming & Leisure Properties, Inc. REIT	261,302	11,902,306
Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	73,923	$6,170,353
National Storage Affiliates Trust REIT	59,234	1,880,087
PotlatchDeltic Corp. REIT	68,690	3,117,839
Rayonier, Inc. REIT	113,065	3,217,830
		33,267,425
SPECIALTY RETAIL — 2.1%
AutoNation, Inc. (a)	18,726	2,835,116
Dick's Sporting Goods, Inc. (b)	47,222	5,127,365
Five Below, Inc. (a)	57,855	9,308,870
Murphy USA, Inc.	29,480	10,074,200
Valvoline, Inc.	96,141	3,099,586
Williams-Sonoma, Inc. (b)	46,429	7,215,067
		37,660,204
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Super Micro Computer, Inc. (a)	55,113	15,113,087
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Crocs, Inc. (a)	92,912	8,197,626
Deckers Outdoor Corp. (a)	39,354	20,231,498
		28,429,124
TRADING COMPANIES & DISTRIBUTORS — 1.6%
GATX Corp.	27,736	3,018,509
MSC Industrial Direct Co., Inc. Class A	35,756	3,509,451
Watsco, Inc. (b)	50,590	19,108,855
WESCO International, Inc. (b)	30,011	4,316,182
		29,952,997
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	366,834	12,593,411
TOTAL COMMON STOCKS (Cost $1,803,931,371)		1,815,371,425
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	1,291,623	1,291,881
State Street Navigator Securities Lending Portfolio II (e) (f)	66,246,422	66,246,422
TOTAL SHORT-TERM INVESTMENTS (Cost $67,538,303)		67,538,303
TOTAL INVESTMENTS — 103.6% (Cost $1,871,469,674)		1,882,909,728
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(64,904,429)
NET ASSETS — 100.0%		$1,818,005,299

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,815,371,425	$—	$—	$1,815,371,425
Short-Term Investments	67,538,303	—	—	67,538,303
TOTAL INVESTMENTS	$1,882,909,728	$—	$—	$1,882,909,728

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,235,101	$2,235,548	$14,003,507	$14,947,337	$164	$(1)	1,291,623	$1,291,881	$21,304
State Street Navigator Securities Lending Portfolio II	123,785,640	123,785,640	142,905,053	200,444,271	—	—	66,246,422	66,246,422	50,646
Total		$126,021,188	$156,908,560	$215,391,608	$164	$(1)		$67,538,303	$71,950
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Hexcel Corp.	174,450	$11,363,673
Woodward, Inc.	124,175	15,429,985
		26,793,658
AIR FREIGHT & LOGISTICS — 0.7%
GXO Logistics, Inc. (a)	245,520	14,399,748
AUTOMOBILE COMPONENTS — 2.3%
Adient PLC (a)	191,792	7,038,766
Autoliv, Inc.	106,760	10,300,205
Gentex Corp.	260,015	8,460,888
Goodyear Tire & Rubber Co. (a)	586,065	7,284,788
Lear Corp.	121,280	16,275,776
		49,360,423
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	96,982	3,206,225
Thor Industries, Inc. (b)	110,130	10,476,667
		13,682,892
BANKS — 8.2%
Associated Banc-Corp.	310,562	5,313,716
Bank OZK	215,647	7,994,034
Cadence Bank	377,223	8,004,672
Columbia Banking System, Inc.	208,527	4,233,098
Commerce Bancshares, Inc.	74,444	3,571,823
Cullen/Frost Bankers, Inc.	43,154	3,936,076
East West Bancorp, Inc.	142,775	7,525,670
First Financial Bankshares, Inc. (b)	122,727	3,082,902
First Horizon Corp.	387,435	4,269,534
FNB Corp.	741,692	8,002,857
Glacier Bancorp, Inc.	106,319	3,030,092
Hancock Whitney Corp.	90,567	3,350,073
Home BancShares, Inc. (b)	389,377	8,153,554
International Bancshares Corp.	43,408	1,881,303
New York Community Bancorp, Inc.	1,491,128	16,909,392
Old National Bancorp	604,292	8,786,406
Pinnacle Financial Partners, Inc.	158,558	10,629,728
Prosperity Bancshares, Inc.	192,337	10,497,754
SouthState Corp.	67,137	4,522,348
Synovus Financial Corp.	301,709	8,387,510
Texas Capital Bancshares, Inc. (a)	98,181	5,782,861
UMB Financial Corp.	89,864	5,576,061
United Bankshares, Inc.	143,760	3,966,338
Valley National Bancorp	876,399	7,501,976
Webster Financial Corp.	357,681	14,418,121
Wintrust Financial Corp.	126,477	9,549,014
		178,876,913
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	5,965	2,323,546
Security Description	Shares	Value
Coca-Cola Consolidated, Inc.	9,649	$6,139,852
		8,463,398
BIOTECHNOLOGY — 0.1%
Arrowhead Pharmaceuticals, Inc. (a)	115,846	3,112,782
BROADLINE RETAIL — 0.9%
Kohl's Corp. (b)	228,107	4,781,123
Macy's, Inc. (b)	562,091	6,525,876
Nordstrom, Inc. (b)	196,540	2,936,308
Ollie's Bargain Outlet Holdings, Inc. (a)	64,371	4,968,154
		19,211,461
BUILDING PRODUCTS — 2.2%
Advanced Drainage Systems, Inc. (b)	32,480	3,697,198
Fortune Brands Innovations, Inc.	261,944	16,282,439
Lennox International, Inc.	25,108	9,401,440
Owens Corning	85,305	11,636,455
Trex Co., Inc. (a)	104,462	6,437,993
		47,455,525
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.	24,257	3,161,657
Evercore, Inc. Class A	36,082	4,974,986
Federated Hermes, Inc.	56,197	1,903,392
Interactive Brokers Group, Inc. Class A	97,262	8,418,999
Janus Henderson Group PLC	271,430	7,008,323
Stifel Financial Corp.	215,608	13,246,956
		38,714,313
CHEMICALS — 1.3%
Ashland, Inc.	35,080	2,865,334
Avient Corp.	186,491	6,586,862
Axalta Coating Systems Ltd. (a)	252,124	6,782,136
Chemours Co.	129,749	3,639,460
NewMarket Corp.	6,635	3,019,190
Scotts Miracle-Gro Co. (b)	86,076	4,448,408
		27,341,390
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brink's Co.	50,093	3,638,756
MSA Safety, Inc.	34,169	5,386,743
Stericycle, Inc. (a)	191,214	8,549,178
Tetra Tech, Inc.	47,143	7,167,150
		24,741,827
COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)	308,610	14,584,909
Lumentum Holdings, Inc. (a) (b)	140,617	6,353,076
		20,937,985
CONSTRUCTION & ENGINEERING — 1.8%
AECOM	131,762	10,941,517
Fluor Corp. (a)	296,061	10,865,439
MasTec, Inc. (a)	123,992	8,923,704

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MDU Resources Group, Inc.	420,392	$8,231,275
		38,961,935
CONSTRUCTION MATERIALS — 0.2%
Knife River Corp. (a)	105,144	5,134,181
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	448,426	11,964,006
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	119,035	8,495,528
Grocery Outlet Holding Corp. (a)	204,378	5,896,305
Performance Food Group Co. (a)	177,345	10,438,527
Sprouts Farmers Market, Inc. (a)	97,198	4,160,075
U.S. Foods Holding Corp. (a)	337,606	13,402,958
		42,393,393
CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	71,360	8,922,854
Berry Global Group, Inc.	135,580	8,393,758
Crown Holdings, Inc.	151,923	13,442,147
Graphic Packaging Holding Co.	185,799	4,139,602
Greif, Inc. Class A	53,226	3,556,029
Sonoco Products Co.	98,821	5,370,921
		43,825,311
DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	7,610	4,436,630
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a) (b)	457,315	7,156,980
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	118,711	6,267,941
IDACORP, Inc.	48,924	4,581,733
PNM Resources, Inc.	67,071	2,992,037
Portland General Electric Co.	208,926	8,457,324
		22,299,035
ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc. (b)	32,250	5,492,497
EnerSys	84,331	7,983,616
Regal Rexnord Corp.	136,839	19,551,556
Sensata Technologies Holding PLC	192,224	7,269,912
Sunrun, Inc. (a) (b)	447,937	5,626,089
Vicor Corp. (a)	27,312	1,608,404
		47,532,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.4%
Arrow Electronics, Inc. (a)	114,893	14,389,199
Avnet, Inc.	188,781	9,097,357
Cognex Corp.	170,978	7,256,306
Coherent Corp. (a)	268,917	8,777,451
IPG Photonics Corp. (a)	61,073	6,201,353
Security Description	Shares	Value
Jabil, Inc.	269,990	$34,259,031
Littelfuse, Inc.	19,529	4,829,912
National Instruments Corp.	113,832	6,786,664
TD SYNNEX Corp.	98,106	9,796,865
Vishay Intertechnology, Inc.	262,589	6,491,200
Vontier Corp.	319,640	9,883,269
		117,768,607
FINANCIAL SERVICES — 2.2%
Essent Group Ltd.	221,013	10,451,705
Euronet Worldwide, Inc. (a)	49,902	3,961,221
MGIC Investment Corp.	583,193	9,733,491
Voya Financial, Inc.	218,402	14,512,813
Western Union Co.	773,143	10,190,024
		48,849,254
FOOD PRODUCTS — 1.3%
Flowers Foods, Inc.	144,655	3,208,448
Ingredion, Inc.	136,529	13,434,454
Pilgrim's Pride Corp. (a)	81,188	1,853,522
Post Holdings, Inc. (a) (b)	104,206	8,934,622
		27,431,046
GAS UTILITIES — 1.2%
National Fuel Gas Co.	56,357	2,925,492
New Jersey Resources Corp.	69,348	2,817,609
Southwest Gas Holdings, Inc.	124,053	7,494,042
Spire, Inc. (b)	56,218	3,180,814
UGI Corp.	432,655	9,951,065
		26,369,022
GROUND TRANSPORTATION — 2.5%
Hertz Global Holdings, Inc. (a)	273,000	3,344,250
Knight-Swift Transportation Holdings, Inc.	166,232	8,336,535
Ryder System, Inc.	94,014	10,054,797
Saia, Inc. (a)	23,596	9,406,545
Werner Enterprises, Inc.	131,250	5,112,188
XPO, Inc. (a)	239,370	17,871,364
		54,125,679
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Enovis Corp. (a)	101,851	5,370,603
Envista Holdings Corp. (a)	338,496	9,437,269
ICU Medical, Inc. (a) (b)	41,561	4,946,175
Integra LifeSciences Holdings Corp. (a)	144,776	5,528,995
LivaNova PLC (a)	110,776	5,857,835
Masimo Corp. (a) (b)	33,403	2,928,775
Neogen Corp. (a)	403,265	7,476,533
Penumbra, Inc. (a)	29,411	7,114,815
QuidelOrtho Corp. (a)	45,257	3,305,571
		51,966,571
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a)	80,051	5,628,386
Amedisys, Inc. (a)	67,113	6,268,354
Chemed Corp.	9,922	5,156,463

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Encompass Health Corp.	111,713	$7,502,645
Patterson Cos., Inc.	176,133	5,220,582
Progyny, Inc. (a)	106,490	3,622,790
R1 RCM, Inc. (a) (b)	402,856	6,071,040
Tenet Healthcare Corp. (a)	209,600	13,810,544
		53,280,804
HEALTH CARE REITs — 1.8%
Healthcare Realty Trust, Inc. REIT	787,514	12,025,339
Medical Properties Trust, Inc. REIT (b)	1,225,955	6,681,455
Omega Healthcare Investors, Inc. REIT	258,085	8,558,098
Physicians Realty Trust REIT	487,859	5,947,001
Sabra Health Care REIT, Inc.	475,922	6,634,353
		39,846,246
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	105,668	2,242,275
HOTEL & RESORT REITs — 0.3%
Park Hotels & Resorts, Inc. REIT	440,959	5,432,615
HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark	318,111	11,038,452
Boyd Gaming Corp.	59,276	3,605,759
Choice Hotels International, Inc. (b)	20,927	2,563,767
Hilton Grand Vacations, Inc. (a)	72,257	2,940,860
Light & Wonder, Inc. (a) (b)	101,745	7,257,471
Marriott Vacations Worldwide Corp. (b)	69,446	6,988,351
Penn Entertainment, Inc. (a) (b)	312,272	7,166,642
Planet Fitness, Inc. Class A (a)	56,692	2,788,112
Travel & Leisure Co.	151,144	5,551,519
Vail Resorts, Inc. (b)	37,985	8,428,492
Wyndham Hotels & Resorts, Inc.	82,745	5,754,087
		64,083,512
HOUSEHOLD DURABLES — 2.5%
Helen of Troy Ltd. (a) (b)	49,506	5,770,419
KB Home	159,196	7,367,591
Leggett & Platt, Inc.	272,764	6,930,933
Taylor Morrison Home Corp. (a)	224,549	9,568,033
Toll Brothers, Inc.	225,656	16,689,518
TopBuild Corp. (a)	30,816	7,753,306
		54,079,800
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Ormat Technologies, Inc. (b)	45,643	3,191,358
Vistra Corp.	249,954	8,293,474
		11,484,832
INDUSTRIAL REITs — 1.4%
EastGroup Properties, Inc. REIT	42,218	7,030,563
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	133,990	$6,376,584
Rexford Industrial Realty, Inc. REIT	182,060	8,984,661
STAG Industrial, Inc. REIT	202,384	6,984,272
		29,376,080
INSURANCE — 5.4%
American Financial Group, Inc.	75,201	8,397,696
Brighthouse Financial, Inc. (a)	135,451	6,628,972
CNO Financial Group, Inc.	233,768	5,547,314
Fidelity National Financial, Inc.	251,062	10,368,860
First American Financial Corp.	212,827	12,022,597
Hanover Insurance Group, Inc.	30,652	3,401,759
Kemper Corp.	123,179	5,177,213
Old Republic International Corp.	546,439	14,721,067
Primerica, Inc.	22,666	4,397,431
Reinsurance Group of America, Inc.	136,641	19,838,907
RenaissanceRe Holdings Ltd.	46,491	9,201,499
Unum Group	379,469	18,666,080
		118,369,395
INTERACTIVE MEDIA & SERVICES — 0.5%
Ziff Davis, Inc. (a)	96,178	6,125,577
ZoomInfo Technologies, Inc. (a)	299,111	4,905,420
		11,030,997
IT SERVICES — 0.3%
Kyndryl Holdings, Inc. (a)	468,803	7,078,925
LEISURE EQUIPMENT & PRODUCTS — 1.6%
Brunswick Corp. (b)	58,435	4,616,365
Mattel, Inc. (a)	730,904	16,101,815
Polaris, Inc.	52,955	5,514,734
Topgolf Callaway Brands Corp. (a)	291,755	4,037,889
YETI Holdings, Inc. (a) (b)	80,292	3,871,680
		34,142,483
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Azenta, Inc. (a)	123,075	6,177,134
Bruker Corp.	82,471	5,137,944
Sotera Health Co. (a) (b)	203,936	3,054,961
		14,370,039
MACHINERY — 4.7%
AGCO Corp.	61,660	7,293,145
Chart Industries, Inc. (a) (b)	47,563	8,043,855
Crane Co.	50,544	4,490,329
Crane NXT Co.	48,939	2,719,540
Donaldson Co., Inc.	90,366	5,389,428
Esab Corp.	117,023	8,217,355
Flowserve Corp.	270,978	10,776,795
Graco, Inc.	122,485	8,926,707
ITT, Inc.	91,841	8,992,152
Middleby Corp. (a)	57,373	7,343,744
Oshkosh Corp.	134,838	12,867,590
Terex Corp.	139,340	8,028,771

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Timken Co.	68,984	$5,069,634
Watts Water Technologies, Inc. Class A	26,870	4,643,674
		102,802,719
MARINE TRANSPORTATION — 0.5%
Kirby Corp. (a)	122,893	10,175,540
MEDIA — 0.9%
Cable One, Inc.	9,464	5,826,417
New York Times Co. Class A	169,109	6,967,291
TEGNA, Inc.	412,375	6,008,303
		18,802,011
METALS & MINING — 2.3%
Alcoa Corp.	366,121	10,639,476
Cleveland-Cliffs, Inc. (a)	1,049,942	16,410,594
Commercial Metals Co.	106,157	5,245,217
U.S. Steel Corp.	460,265	14,949,407
Worthington Industries, Inc.	31,484	1,946,341
		49,191,035
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.5%
Starwood Property Trust, Inc. REIT (b)	613,556	11,872,309
MULTI-UTILITIES — 0.4%
Black Hills Corp.	66,914	3,385,179
Northwestern Energy Group, Inc.	124,198	5,968,956
		9,354,135
OFFICE REITs — 1.1%
COPT Defense Properties REIT	110,980	2,644,653
Cousins Properties, Inc. REIT	312,738	6,370,473
Kilroy Realty Corp. REIT	220,441	6,968,140
Vornado Realty Trust REIT (b)	327,920	7,437,226
		23,420,492
OIL, GAS & CONSUMABLE FUELS — 2.1%
Chesapeake Energy Corp. (b)	232,124	20,016,052
Chord Energy Corp.	20,667	3,349,501
Equitrans Midstream Corp.	487,827	4,570,939
HF Sinclair Corp.	168,249	9,578,416
Ovintiv, Inc.	119,742	5,696,127
Permian Resources Corp. (b)	190,422	2,658,291
		45,869,326
PERSONAL CARE PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	160,344	6,610,983
Coty, Inc. Class A (a)	740,251	8,120,554
		14,731,537
PHARMACEUTICALS — 0.4%
Perrigo Co. PLC	279,596	8,933,092
PROFESSIONAL SERVICES — 1.9%
ASGN, Inc. (a)	99,994	8,167,510
CACI International, Inc. Class A (a)	17,035	5,347,798
Security Description	Shares	Value
Exponent, Inc.	31,969	$2,736,546
Genpact Ltd.	148,435	5,373,347
ManpowerGroup, Inc.	102,453	7,511,854
Maximus, Inc.	124,694	9,312,148
Science Applications International Corp.	36,752	3,878,806
		42,328,009
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc. (a)	98,411	13,893,665
RESIDENTIAL REITs — 1.9%
Apartment Income REIT Corp.	308,275	9,464,042
Equity LifeStyle Properties, Inc. REIT	384,329	24,485,601
Independence Realty Trust, Inc. REIT	459,510	6,465,306
		40,414,949
RETAIL REITs — 1.6%
Agree Realty Corp. REIT	61,905	3,419,632
Brixmor Property Group, Inc. REIT	313,844	6,521,678
Kite Realty Group Trust REIT	453,232	9,708,230
NNN REIT, Inc.	175,432	6,199,767
Spirit Realty Capital, Inc. REIT	289,961	9,722,392
		35,571,699
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Allegro MicroSystems, Inc. (a)	88,078	2,813,211
MKS Instruments, Inc.	129,799	11,232,806
Silicon Laboratories, Inc. (a)	30,871	3,577,640
Synaptics, Inc. (a)	81,922	7,327,104
Universal Display Corp.	33,168	5,207,044
Wolfspeed, Inc. (a) (b)	142,128	5,415,077
		35,572,882
SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	226,115	5,101,154
Aspen Technology, Inc. (a)	58,583	11,966,163
Blackbaud, Inc. (a)	48,281	3,395,120
CommVault Systems, Inc. (a)	29,642	2,004,096
Dolby Laboratories, Inc. Class A (b)	62,765	4,974,754
Envestnet, Inc. (a)	51,221	2,255,261
Manhattan Associates, Inc. (a)	53,500	10,574,810
NCR Corp. (a)	276,718	7,463,084
Teradata Corp. (a)	111,643	5,026,168
		52,760,610
SPECIALIZED REITs — 1.8%
CubeSmart REIT	213,406	8,137,171
EPR Properties REIT	155,209	6,447,382
Gaming & Leisure Properties, Inc. REIT	183,067	8,338,702
Lamar Advertising Co. Class A REIT	78,880	6,584,113

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
National Storage Affiliates Trust REIT	90,638	$2,876,850
PotlatchDeltic Corp. REIT	71,549	3,247,609
Rayonier, Inc. REIT	124,965	3,556,504
		39,188,331
SPECIALTY RETAIL — 3.6%
AutoNation, Inc. (a) (b)	29,658	4,490,221
Dick's Sporting Goods, Inc. (b)	64,170	6,967,579
Five Below, Inc. (a)	35,756	5,753,140
GameStop Corp. Class A (a) (b)	554,002	9,118,873
Gap, Inc. (b)	438,234	4,658,427
Lithia Motors, Inc.	56,926	16,811,956
Penske Automotive Group, Inc. (b)	40,350	6,740,871
RH (a) (b)	31,686	8,376,511
Valvoline, Inc.	153,974	4,964,122
Williams-Sonoma, Inc. (b)	68,940	10,713,276
		78,594,976
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Super Micro Computer, Inc. (a)	19,021	5,215,939
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Capri Holdings Ltd. (a)	239,611	12,605,935
Carter's, Inc. (b)	77,070	5,329,390
Columbia Sportswear Co. (b)	72,802	5,394,628
PVH Corp.	128,664	9,844,083
Skechers USA, Inc. Class A (a)	277,759	13,596,303
Under Armour, Inc. Class A (a)	388,165	2,658,930
Under Armour, Inc. Class C (a) (b)	415,739	2,652,415
		52,081,684
TRADING COMPANIES & DISTRIBUTORS — 0.7%
GATX Corp.	35,503	3,863,791
MSC Industrial Direct Co., Inc. Class A	49,299	4,838,697
Security Description	Shares	Value
WESCO International, Inc.	49,797	$7,161,805
		15,864,293
TOTAL COMMON STOCKS (Cost $2,331,366,116)		2,174,763,275
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	11,230,731	11,232,977
State Street Navigator Securities Lending Portfolio II (e) (f)	94,468,160	94,468,160
TOTAL SHORT-TERM INVESTMENTS (Cost $105,701,137)		105,701,137
TOTAL INVESTMENTS — 104.6% (Cost $2,437,067,253)		2,280,464,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(100,772,189)
NET ASSETS — 100.0%		$2,179,692,223
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,174,763,275	$—	$—	$2,174,763,275
Short-Term Investments	105,701,137	—	—	105,701,137
TOTAL INVESTMENTS	$2,280,464,412	$—	$—	$2,280,464,412
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,887,605	$2,888,182	$40,553,231	$32,208,374	$(50)	$(12)	11,230,731	$11,232,977	$40,832
State Street Navigator Securities Lending Portfolio II	146,709,166	146,709,166	310,261,159	362,502,165	—	—	94,468,160	94,468,160	97,247
Total		$149,597,348	$350,814,390	$394,710,539	$(50)	$(12)		$105,701,137	$138,079
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	4,082	$351,583
Expeditors International of Washington, Inc.	5,516	632,299
United Parcel Service, Inc. Class B	25,161	3,921,845
		4,905,727
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	9,343	921,127
BorgWarner, Inc.	8,079	326,149
		1,247,276
AUTOMOBILES — 2.9%
Ford Motor Co.	135,298	1,680,401
General Motors Co.	48,079	1,585,165
Tesla, Inc. (a)	95,564	23,912,024
		27,177,590
BANKS — 4.1%
Bank of America Corp.	241,030	6,599,401
Bank of New York Mellon Corp.	25,351	1,081,220
Citigroup, Inc.	66,922	2,752,502
Fifth Third Bancorp	23,556	596,674
Goldman Sachs Group, Inc.	11,367	3,678,020
JPMorgan Chase & Co.	100,572	14,584,951
M&T Bank Corp.	5,816	735,433
Morgan Stanley	43,959	3,590,132
Northern Trust Corp.	7,232	502,479
PNC Financial Services Group, Inc.	13,857	1,701,224
Regions Financial Corp.	32,230	554,356
State Street Corp. (b)	10,742	719,284
Truist Financial Corp.	45,811	1,310,653
		38,406,329
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	6,314	364,255
Coca-Cola Co.	134,474	7,527,854
Constellation Brands, Inc. Class A	5,632	1,415,491
Keurig Dr Pepper, Inc.	34,232	1,080,704
Molson Coors Beverage Co. Class B	6,428	408,757
PepsiCo, Inc.	47,567	8,059,752
		18,856,813
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	61,105	9,108,311
Amgen, Inc.	18,468	4,963,460
Biogen, Inc. (a)	4,983	1,280,681
Gilead Sciences, Inc.	43,102	3,230,064
Moderna, Inc. (a)	11,444	1,182,051
Regeneron Pharmaceuticals, Inc. (a)	3,743	3,080,339
Vertex Pharmaceuticals, Inc. (a)	8,933	3,106,361
		25,951,267
BROADLINE RETAIL — 4.4%
Amazon.com, Inc. (a)	314,463	39,974,536
Security Description	Shares	Value
eBay, Inc.	18,784	$828,187
Etsy, Inc. (a)	4,350	280,923
		41,083,646
BUILDING PRODUCTS — 0.5%
Carrier Global Corp.	28,853	1,592,686
Johnson Controls International PLC	23,658	1,258,842
Trane Technologies PLC	7,936	1,610,294
		4,461,822
CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc.	3,665	1,208,277
BlackRock, Inc.	4,865	3,145,174
Cboe Global Markets, Inc.	3,616	564,855
Charles Schwab Corp.	51,465	2,825,429
CME Group, Inc.	12,423	2,487,333
FactSet Research Systems, Inc.	1,264	552,697
Franklin Resources, Inc.	9,823	241,449
Intercontinental Exchange, Inc.	19,324	2,126,027
Invesco Ltd.	15,666	227,470
MarketAxess Holdings, Inc.	1,287	274,955
Moody's Corp.	5,484	1,733,876
MSCI, Inc.	2,750	1,410,970
Nasdaq, Inc.	11,670	567,045
Raymond James Financial, Inc.	6,703	673,182
S&P Global, Inc.	11,388	4,161,289
T Rowe Price Group, Inc.	7,741	811,799
		23,011,827
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	7,681	2,176,795
Albemarle Corp.	4,005	681,010
CF Industries Holdings, Inc.	6,784	581,660
Corteva, Inc.	24,619	1,259,508
Dow, Inc.	24,292	1,252,496
Ecolab, Inc.	8,556	1,449,386
FMC Corp.	4,320	289,310
International Flavors & Fragrances, Inc.	8,874	604,941
Linde PLC	17,010	6,333,674
LyondellBasell Industries NV Class A	8,752	828,814
Mosaic Co.	11,726	417,446
PPG Industries, Inc.	8,136	1,056,053
		16,931,093
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	2,947	1,417,537
Republic Services, Inc.	7,132	1,016,381
Waste Management, Inc.	12,850	1,958,854
		4,392,772
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	8,595	1,580,878
Cisco Systems, Inc.	141,851	7,625,910
F5, Inc. (a)	2,072	333,882
Juniper Networks, Inc.	11,188	310,915

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	5,746	$1,564,291
		11,415,876
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	4,978	931,234
CONSUMER FINANCE — 0.6%
American Express Co.	19,987	2,981,861
Capital One Financial Corp.	13,209	1,281,933
Discover Financial Services	9,210	797,862
Synchrony Financial	15,115	462,066
		5,523,722
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Dollar General Corp.	7,726	817,411
Dollar Tree, Inc. (a)	7,183	764,630
Kroger Co.	22,508	1,007,233
Sysco Corp.	17,492	1,155,347
Target Corp.	15,951	1,763,702
Walgreens Boots Alliance, Inc.	24,766	550,796
Walmart, Inc.	49,358	7,893,825
		13,952,944
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	51,325	470,137
Ball Corp.	10,833	539,267
International Paper Co.	12,229	433,762
Westrock Co.	8,840	316,472
		1,759,638
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	246,249	3,698,660
Verizon Communications, Inc.	145,056	4,701,265
		8,399,925
ELECTRIC UTILITIES — 0.9%
Constellation Energy Corp.	11,270	1,229,332
Edison International	13,173	833,719
Entergy Corp.	7,063	653,328
Eversource Energy	11,969	695,997
Exelon Corp.	34,314	1,296,726
NextEra Energy, Inc.	70,045	4,012,878
		8,721,980
ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	13,757	2,934,093
Emerson Electric Co.	19,737	1,906,002
Generac Holdings, Inc. (a)	2,165	235,898
Rockwell Automation, Inc.	3,887	1,111,177
		6,187,170
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	26,294	801,178
Keysight Technologies, Inc. (a)	6,128	810,796
TE Connectivity Ltd.	10,902	1,346,724
Zebra Technologies Corp. Class A (a)	1,748	413,454
		3,372,152
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	34,827	$1,230,090
Halliburton Co.	31,251	1,265,665
Schlumberger NV	49,057	2,860,023
		5,355,778
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	9,023	1,086,369
Netflix, Inc. (a)	15,362	5,800,691
Walt Disney Co. (a)	63,107	5,114,823
Warner Bros Discovery, Inc. (a)	76,357	829,237
		12,831,120
FINANCIAL SERVICES — 3.0%
Fidelity National Information Services, Inc.	20,478	1,131,819
Mastercard, Inc. Class A	28,964	11,467,137
PayPal Holdings, Inc. (a)	38,992	2,279,472
Visa, Inc. Class A	55,586	12,785,336
		27,663,764
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	18,883	1,424,156
Campbell Soup Co.	6,917	284,150
Conagra Brands, Inc.	16,391	449,441
General Mills, Inc.	20,372	1,303,604
Hershey Co.	5,091	1,018,607
Hormel Foods Corp.	9,995	380,110
J M Smucker Co.	3,716	456,734
Kellogg Co.	8,881	528,508
Kraft Heinz Co.	27,530	926,109
McCormick & Co., Inc.	8,723	659,808
Mondelez International, Inc. Class A	47,077	3,267,144
Tyson Foods, Inc. Class A	9,855	497,579
		11,195,950
GROUND TRANSPORTATION — 0.9%
CSX Corp.	70,315	2,162,186
JB Hunt Transport Services, Inc.	2,849	537,093
Norfolk Southern Corp.	7,874	1,550,627
Union Pacific Corp.	21,049	4,286,208
		8,536,114
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	60,224	5,832,694
Baxter International, Inc.	17,386	656,148
Becton Dickinson & Co.	9,771	2,526,097
Boston Scientific Corp. (a)	49,445	2,610,696
Edwards Lifesciences Corp. (a)	21,328	1,477,604
Hologic, Inc. (a)	8,507	590,386
IDEXX Laboratories, Inc. (a)	2,884	1,261,087
Medtronic PLC	45,921	3,598,369
Teleflex, Inc.	1,672	328,397
Zimmer Biomet Holdings, Inc.	7,288	817,859
		19,699,337

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Cardinal Health, Inc.	8,868	$769,920
Cencora, Inc.	5,539	996,854
Centene Corp. (a)	19,026	1,310,511
Cigna Group	10,279	2,940,514
CVS Health Corp.	44,359	3,097,145
DaVita, Inc. (a)	1,859	175,731
Elevance Health, Inc.	8,233	3,584,813
Henry Schein, Inc. (a)	4,675	347,119
Humana, Inc.	4,360	2,121,227
Laboratory Corp. of America Holdings	3,016	606,367
Quest Diagnostics, Inc.	3,797	462,702
UnitedHealth Group, Inc.	32,075	16,171,894
		32,584,797
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	18,883	346,692
Ventas, Inc. REIT	13,745	579,077
Welltower, Inc. REIT	17,759	1,454,817
		2,380,586
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	24,636	395,900
HOTELS, RESTAURANTS & LEISURE — 1.9%
Caesars Entertainment, Inc. (a)	7,345	340,441
Darden Restaurants, Inc.	4,215	603,672
Hilton Worldwide Holdings, Inc.	9,210	1,383,158
Las Vegas Sands Corp.	11,412	523,126
Marriott International, Inc. Class A	8,899	1,749,187
McDonald's Corp.	25,308	6,667,140
MGM Resorts International (a)	10,879	399,912
Norwegian Cruise Line Holdings Ltd. (a)	14,576	240,212
Royal Caribbean Cruises Ltd. (a)	7,591	699,435
Starbucks Corp.	39,657	3,619,494
Yum! Brands, Inc.	9,686	1,210,169
		17,435,946
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (a)	1,866	160,122
PulteGroup, Inc.	7,814	578,627
Whirlpool Corp.	1,832	244,938
		983,687
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	28,818	2,049,248
Procter & Gamble Co.	81,479	11,884,527
		13,933,775
INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Co.	37,645	4,161,655
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	31,827	3,571,308
INSURANCE — 2.2%
Aflac, Inc.	19,298	1,481,122
Allstate Corp.	9,077	1,011,269
Security Description	Shares	Value
American International Group, Inc.	25,572	$1,549,663
Arch Capital Group Ltd. (a)	12,804	1,020,607
Arthur J Gallagher & Co.	7,288	1,661,154
Assurant, Inc.	1,808	259,593
Chubb Ltd.	14,363	2,990,089
Everest Group Ltd.	1,472	547,098
Globe Life, Inc.	3,130	340,325
Hartford Financial Services Group, Inc.	10,907	773,415
MetLife, Inc.	22,708	1,428,560
Principal Financial Group, Inc.	7,888	568,488
Progressive Corp.	20,240	2,819,432
Prudential Financial, Inc.	12,682	1,203,395
Travelers Cos., Inc.	8,022	1,310,073
W R Berkley Corp.	7,064	448,493
Willis Towers Watson PLC	3,638	760,196
		20,172,972
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A (a)	205,663	26,913,060
Alphabet, Inc. Class C (a)	174,738	23,039,205
Match Group, Inc. (a)	9,646	377,882
		50,330,147
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	4,520	298,953
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	10,238	1,144,813
Bio-Rad Laboratories, Inc. Class A (a)	745	267,045
Illumina, Inc. (a)	5,384	739,116
Mettler-Toledo International, Inc. (a)	807	894,212
Thermo Fisher Scientific, Inc.	13,392	6,778,629
Waters Corp. (a)	2,074	568,712
		10,392,527
MACHINERY — 2.3%
Caterpillar, Inc.	17,642	4,816,266
Cummins, Inc.	4,806	1,097,979
Deere & Co.	9,291	3,506,238
Dover Corp.	4,762	664,347
Fortive Corp.	12,185	903,640
IDEX Corp.	2,612	543,348
Illinois Tool Works, Inc.	9,587	2,207,982
Ingersoll Rand, Inc.	14,007	892,526
Nordson Corp.	1,866	416,435
Otis Worldwide Corp.	14,325	1,150,441
PACCAR, Inc.	18,016	1,531,720
Parker-Hannifin Corp.	4,387	1,708,824
Pentair PLC	5,605	362,924
Stanley Black & Decker, Inc.	5,130	428,765
Westinghouse Air Brake Technologies Corp.	6,279	667,269
Xylem, Inc.	8,258	751,726
		21,650,430

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	3,482	$1,531,453
Comcast Corp. Class A	142,124	6,301,778
Fox Corp. Class A	10,198	318,178
Fox Corp. Class B	4,730	136,602
Interpublic Group of Cos., Inc.	13,443	385,276
News Corp. Class A	13,190	264,591
News Corp. Class B	4,124	86,068
Omnicom Group, Inc.	7,020	522,850
Paramount Global Class B	17,434	224,899
		9,771,695
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	49,355	1,840,448
Newmont Corp.	27,427	1,013,428
		2,853,876
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	21,764	584,364
Public Service Enterprise Group, Inc.	17,175	977,429
Sempra	21,630	1,471,489
		3,033,282
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	5,398	540,340
Boston Properties, Inc. REIT	4,923	292,820
		833,160
OIL, GAS & CONSUMABLE FUELS — 3.6%
APA Corp.	11,084	455,552
Chevron Corp.	61,567	10,381,428
ConocoPhillips	41,315	4,949,537
Devon Energy Corp.	22,583	1,077,209
EOG Resources, Inc.	20,261	2,568,284
EQT Corp.	12,704	515,528
Hess Corp.	9,623	1,472,319
Kinder Morgan, Inc.	68,309	1,132,563
Marathon Oil Corp.	21,909	586,066
Marathon Petroleum Corp.	13,723	2,076,839
ONEOK, Inc.	20,136	1,277,227
Phillips 66	15,220	1,828,683
Pioneer Natural Resources Co.	8,190	1,880,015
Valero Energy Corp.	12,513	1,773,217
Williams Cos., Inc.	42,129	1,419,326
		33,393,793
PASSENGER AIRLINES — 0.0% (c)
Alaska Air Group, Inc. (a)	4,430	164,265
American Airlines Group, Inc. (a)	22,504	288,276
		452,541
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	8,047	1,163,194
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	73,427	4,261,703
Security Description	Shares	Value
Eli Lilly & Co.	27,620	$14,835,530
Merck & Co., Inc.	87,586	9,016,979
Organon & Co.	8,830	153,289
Pfizer, Inc.	193,912	6,432,061
Viatris, Inc.	41,807	412,217
Zoetis, Inc.	16,067	2,795,337
		37,907,116
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	14,276	3,434,520
Broadridge Financial Solutions, Inc.	4,130	739,476
Paychex, Inc.	11,032	1,272,321
Robert Half, Inc.	3,660	268,205
Verisk Analytics, Inc.	5,074	1,198,682
		6,913,204
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	10,923	806,773
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	4,785	821,776
Equity Residential REIT	11,752	689,960
Essex Property Trust, Inc. REIT	2,213	469,355
UDR, Inc. REIT	10,696	381,526
		2,362,617
RETAIL REITs — 0.2%
Federal Realty Investment Trust REIT	2,549	231,016
Kimco Realty Corp. REIT	21,359	375,705
Regency Centers Corp. REIT	5,675	337,322
Simon Property Group, Inc. REIT	11,374	1,228,733
		2,172,776
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Advanced Micro Devices, Inc. (a)	55,701	5,727,177
Applied Materials, Inc.	29,133	4,033,464
Intel Corp.	144,342	5,131,358
KLA Corp.	4,730	2,169,462
Lam Research Corp.	4,691	2,940,178
Micron Technology, Inc.	37,681	2,563,438
NVIDIA Corp.	85,570	37,222,094
NXP Semiconductors NV	8,960	1,791,283
ON Semiconductor Corp. (a)	14,962	1,390,718
QUALCOMM, Inc.	38,493	4,275,033
SolarEdge Technologies, Inc. (a)	1,872	242,443
Texas Instruments, Inc.	31,311	4,978,762
		72,465,410
SOFTWARE — 11.2%
Adobe, Inc. (a)	15,888	8,101,291
Autodesk, Inc. (a)	7,401	1,531,341
Fortinet, Inc. (a)	22,450	1,317,366
Gen Digital, Inc.	19,658	347,554
Intuit, Inc.	9,761	4,987,285
Microsoft Corp.	257,335	81,253,526
Salesforce, Inc. (a)	33,882	6,870,592

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Tyler Technologies, Inc. (a)	1,466	$566,081
		104,975,036
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	16,132	2,652,907
Digital Realty Trust, Inc. REIT	9,899	1,197,977
Equinix, Inc. REIT	3,252	2,361,798
Extra Space Storage, Inc. REIT	7,281	885,224
Iron Mountain, Inc. REIT	10,025	595,986
SBA Communications Corp. REIT	3,744	749,436
Weyerhaeuser Co. REIT	25,298	775,637
		9,218,965
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	6,754	469,200
Home Depot, Inc.	34,754	10,501,269
Lowe's Cos., Inc.	20,604	4,282,335
TJX Cos., Inc.	39,909	3,547,112
Tractor Supply Co.	3,844	780,524
		19,580,440
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.5%
Apple, Inc.	509,021	87,149,485
Hewlett Packard Enterprise Co.	44,311	769,682
HP, Inc.	29,869	767,633
Seagate Technology Holdings PLC	6,570	433,292
		89,120,092
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	43,038	4,115,294
Ralph Lauren Corp.	1,416	164,383
Tapestry, Inc.	8,156	234,485
VF Corp.	11,431	201,986
		4,716,148
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals, Inc.	2,386	$1,060,744
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,661	824,832
TOTAL COMMON STOCKS (Cost $906,910,334)		933,891,243
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e) (Cost $436,713)	436,631	436,719
TOTAL INVESTMENTS — 99.9% (Cost $907,347,047)		934,327,962
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		485,357
NET ASSETS — 100.0%		$934,813,319
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	1	12/15/2023	$200,340	$191,610	$(8,730)
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$933,891,243	$—	$—	$933,891,243
Short-Term Investment	436,719	—	—	436,719
TOTAL INVESTMENTS	$934,327,962	$—	$—	$934,327,962
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(8,730)	$—	$—	$(8,730)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(8,730)	$—	$—	$(8,730)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	11,047	$808,420	$76,527	$99,673	$(24,154)	$(41,836)	10,742	$719,284	$7,412
State Street Institutional Liquid Reserves Fund, Premier Class	725,538	725,683	4,277,183	4,566,086	(46)	(15)	436,631	436,719	18,903
Total		$1,534,103	$4,353,710	$4,665,759	$(24,200)	$(41,851)		$1,156,003	$26,315
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Axon Enterprise, Inc. (a)	2,716	$540,457
Boeing Co. (a)	21,851	4,188,400
General Dynamics Corp.	8,653	1,912,053
Howmet Aerospace, Inc.	14,826	685,702
Huntington Ingalls Industries, Inc.	1,538	314,644
L3Harris Technologies, Inc.	7,317	1,274,036
Lockheed Martin Corp.	8,782	3,591,487
Northrop Grumman Corp.	5,517	2,428,528
RTX Corp.	56,686	4,079,691
Textron, Inc.	8,033	627,699
TransDigm Group, Inc. (a)	2,145	1,808,514
		21,451,211
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	4,519	389,221
Expeditors International of Washington, Inc.	5,736	657,518
FedEx Corp.	8,980	2,378,981
United Parcel Service, Inc. Class B	28,148	4,387,429
		7,813,149
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	10,585	1,043,575
BorgWarner, Inc.	9,099	367,327
		1,410,902
AUTOMOBILES — 2.3%
Ford Motor Co.	152,201	1,890,336
General Motors Co.	53,398	1,760,532
Tesla, Inc. (a)	107,161	26,813,826
		30,464,694
BANKS — 3.9%
Bank of America Corp.	269,451	7,377,568
Bank of New York Mellon Corp.	30,222	1,288,968
Citigroup, Inc.	74,734	3,073,809
Citizens Financial Group, Inc.	18,831	504,671
Comerica, Inc.	5,077	210,949
Fifth Third Bancorp	26,165	662,760
Goldman Sachs Group, Inc.	12,893	4,171,788
Huntington Bancshares, Inc.	56,101	583,450
JPMorgan Chase & Co.	112,784	16,355,936
KeyCorp	36,161	389,092
M&T Bank Corp.	6,641	839,755
Morgan Stanley	49,516	4,043,972
Northern Trust Corp.	8,062	560,148
PNC Financial Services Group, Inc.	15,512	1,904,408
Regions Financial Corp.	36,596	629,451
State Street Corp. (b)	12,370	828,295
Truist Financial Corp.	51,172	1,464,031
U.S. Bancorp	60,419	1,997,452
Wells Fargo & Co.	141,997	5,801,998
Security Description	Shares	Value
Zions Bancorp NA	5,712	$199,292
		52,887,793
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	6,868	396,215
Coca-Cola Co.	150,994	8,452,644
Constellation Brands, Inc. Class A	6,246	1,569,807
Keurig Dr Pepper, Inc.	39,034	1,232,304
Molson Coors Beverage Co. Class B	7,282	463,062
Monster Beverage Corp. (a)	28,860	1,528,137
PepsiCo, Inc.	53,428	9,052,840
		22,695,009
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	68,594	10,224,622
Amgen, Inc.	20,816	5,594,508
Biogen, Inc. (a)	5,569	1,431,289
Gilead Sciences, Inc.	48,265	3,616,979
Incyte Corp. (a)	7,239	418,197
Moderna, Inc. (a)	12,704	1,312,196
Regeneron Pharmaceuticals, Inc. (a)	4,140	3,407,054
Vertex Pharmaceuticals, Inc. (a)	10,001	3,477,748
		29,482,593
BROADLINE RETAIL — 3.4%
Amazon.com, Inc. (a)	352,368	44,793,020
eBay, Inc.	21,399	943,482
Etsy, Inc. (a)	4,872	314,634
		46,051,136
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	5,164	341,495
Allegion PLC	3,535	368,347
Carrier Global Corp.	32,160	1,775,232
Johnson Controls International PLC	26,479	1,408,948
Masco Corp.	8,669	463,358
Trane Technologies PLC	8,991	1,824,364
		6,181,744
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	3,982	1,312,786
BlackRock, Inc.	5,445	3,520,138
Cboe Global Markets, Inc.	4,048	632,338
Charles Schwab Corp.	57,650	3,164,985
CME Group, Inc.	14,008	2,804,682
FactSet Research Systems, Inc.	1,470	642,772
Franklin Resources, Inc.	10,920	268,414
Intercontinental Exchange, Inc.	22,223	2,444,975
Invesco Ltd.	17,465	253,592
MarketAxess Holdings, Inc.	1,463	312,555
Moody's Corp.	6,132	1,938,754
MSCI, Inc.	3,118	1,599,783
Nasdaq, Inc.	12,966	630,018
Raymond James Financial, Inc.	7,399	743,082
S&P Global, Inc.	12,630	4,615,128

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	8,655	$907,650
		25,791,652
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	8,653	2,452,260
Albemarle Corp.	4,505	766,030
Celanese Corp.	3,836	481,495
CF Industries Holdings, Inc.	7,684	658,826
Corteva, Inc.	27,440	1,403,830
Dow, Inc.	27,065	1,395,471
DuPont de Nemours, Inc.	17,709	1,320,914
Eastman Chemical Co.	4,903	376,158
Ecolab, Inc.	9,545	1,616,923
FMC Corp.	4,975	333,176
International Flavors & Fragrances, Inc.	9,789	667,316
Linde PLC	18,939	7,051,937
LyondellBasell Industries NV Class A	9,905	938,004
Mosaic Co.	13,230	470,988
PPG Industries, Inc.	9,072	1,177,546
Sherwin-Williams Co.	9,070	2,313,304
		23,424,178
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,307	1,590,700
Copart, Inc. (a)	32,934	1,419,126
Republic Services, Inc.	7,974	1,136,375
Rollins, Inc.	10,896	406,747
Waste Management, Inc.	14,393	2,194,069
		6,747,017
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	9,638	1,772,718
Cisco Systems, Inc.	158,149	8,502,090
F5, Inc. (a)	2,293	369,494
Juniper Networks, Inc.	12,586	349,765
Motorola Solutions, Inc.	6,447	1,755,131
		12,749,198
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,706	1,067,421
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	2,413	990,488
Vulcan Materials Co.	5,074	1,025,050
		2,015,538
CONSUMER FINANCE — 0.5%
American Express Co.	22,583	3,369,158
Capital One Financial Corp.	14,641	1,420,909
Discover Financial Services	9,868	854,865
Synchrony Financial	17,345	530,236
		6,175,168
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Costco Wholesale Corp.	17,209	9,722,397
Dollar General Corp.	8,671	917,392
Dollar Tree, Inc. (a)	8,147	867,248
Security Description	Shares	Value
Kroger Co.	25,041	$1,120,585
Sysco Corp.	19,443	1,284,210
Target Corp.	18,041	1,994,793
Walgreens Boots Alliance, Inc.	27,314	607,463
Walmart, Inc.	55,386	8,857,883
		25,371,971
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	58,779	538,416
Avery Dennison Corp.	3,159	577,054
Ball Corp.	12,570	625,735
International Paper Co.	13,817	490,089
Packaging Corp. of America	3,663	562,454
Sealed Air Corp.	5,726	188,156
Westrock Co.	10,099	361,544
		3,343,448
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,455	787,593
LKQ Corp.	9,754	482,921
Pool Corp.	1,555	553,735
		1,824,249
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	276,946	4,159,729
Verizon Communications, Inc.	163,057	5,284,677
		9,444,406
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	9,445	457,610
American Electric Power Co., Inc.	19,711	1,482,661
Constellation Energy Corp.	12,572	1,371,354
Duke Energy Corp.	30,097	2,656,361
Edison International	14,659	927,768
Entergy Corp.	8,357	773,022
Evergy, Inc.	8,723	442,256
Eversource Energy	13,328	775,023
Exelon Corp.	38,062	1,438,363
FirstEnergy Corp.	20,770	709,919
NextEra Energy, Inc.	78,480	4,496,119
NRG Energy, Inc.	9,276	357,312
PG&E Corp. (a)	81,143	1,308,837
Pinnacle West Capital Corp.	4,397	323,971
PPL Corp.	28,317	667,149
Southern Co.	42,577	2,755,583
Xcel Energy, Inc.	20,921	1,197,100
		22,140,408
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,836	1,305,608
Eaton Corp. PLC	15,554	3,317,357
Emerson Electric Co.	22,100	2,134,197
Generac Holdings, Inc. (a)	2,398	261,286
Rockwell Automation, Inc.	4,428	1,265,832
		8,284,280

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	22,817	$1,916,400
CDW Corp.	5,248	1,058,837
Corning, Inc.	29,205	889,876
Keysight Technologies, Inc. (a)	6,947	919,158
TE Connectivity Ltd.	12,215	1,508,919
Teledyne Technologies, Inc. (a)	1,842	752,604
Trimble, Inc. (a)	9,468	509,946
Zebra Technologies Corp. Class A (a)	2,025	478,973
		8,034,713
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	38,811	1,370,805
Halliburton Co.	35,234	1,426,977
Schlumberger NV	55,627	3,243,054
		6,040,836
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	27,629	2,586,903
Electronic Arts, Inc.	9,564	1,151,506
Live Nation Entertainment, Inc. (a)	5,452	452,734
Netflix, Inc. (a)	17,234	6,507,559
Take-Two Interactive Software, Inc. (a)	6,024	845,709
Walt Disney Co. (a)	70,902	5,746,607
Warner Bros Discovery, Inc. (a)	84,801	920,939
		18,211,957
FINANCIAL SERVICES — 4.5%
Berkshire Hathaway, Inc. Class B (a)	70,773	24,791,782
Fidelity National Information Services, Inc.	22,815	1,260,985
Fiserv, Inc. (a)	23,955	2,705,957
FleetCor Technologies, Inc. (a)	2,871	733,081
Global Payments, Inc.	10,092	1,164,516
Jack Henry & Associates, Inc.	2,830	427,726
Mastercard, Inc. Class A	32,288	12,783,142
PayPal Holdings, Inc. (a)	42,613	2,491,156
Visa, Inc. Class A	62,358	14,342,964
		60,701,309
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	21,092	1,590,759
Bunge Ltd.	5,866	634,994
Campbell Soup Co.	7,728	317,466
Conagra Brands, Inc.	18,259	500,662
General Mills, Inc.	22,821	1,460,316
Hershey Co.	5,713	1,143,057
Hormel Foods Corp.	11,127	423,160
J M Smucker Co.	4,122	506,635
Kellogg Co.	9,719	578,378
Kraft Heinz Co.	30,548	1,027,635
Lamb Weston Holdings, Inc.	5,489	507,513
McCormick & Co., Inc.	9,628	728,262
Security Description	Shares	Value
Mondelez International, Inc. Class A	52,736	$3,659,878
Tyson Foods, Inc. Class A	11,307	570,890
		13,649,605
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	5,413	573,399
GROUND TRANSPORTATION — 0.8%
CSX Corp.	78,833	2,424,115
JB Hunt Transport Services, Inc.	3,223	607,600
Norfolk Southern Corp.	8,902	1,753,071
Old Dominion Freight Line, Inc.	3,479	1,423,398
Union Pacific Corp.	23,655	4,816,867
		11,025,051
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	67,620	6,548,997
Align Technology, Inc. (a)	2,817	860,087
Baxter International, Inc.	19,388	731,703
Becton Dickinson & Co.	11,261	2,911,306
Boston Scientific Corp. (a)	56,149	2,964,667
Contra Abiomed, Inc. (a)	3	3
Cooper Cos., Inc.	1,943	617,893
DENTSPLY SIRONA, Inc.	8,466	289,199
Dexcom, Inc. (a)	14,847	1,385,225
Edwards Lifesciences Corp. (a)	23,762	1,646,231
GE HealthCare Technologies, Inc.	15,177	1,032,643
Hologic, Inc. (a)	9,829	682,133
IDEXX Laboratories, Inc. (a)	3,189	1,394,454
Insulet Corp. (a)	2,698	430,304
Intuitive Surgical, Inc. (a)	13,583	3,970,175
Medtronic PLC	51,430	4,030,055
ResMed, Inc.	5,684	840,493
STERIS PLC	3,866	848,278
Stryker Corp.	13,177	3,600,879
Teleflex, Inc.	1,823	358,055
Zimmer Biomet Holdings, Inc.	8,075	906,177
		36,048,957
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Cardinal Health, Inc.	10,078	874,972
Cencora, Inc.	6,233	1,121,753
Centene Corp. (a)	21,012	1,447,307
Cigna Group	11,549	3,303,822
CVS Health Corp.	49,644	3,466,144
DaVita, Inc. (a)	2,344	221,578
Elevance Health, Inc.	9,144	3,981,481
HCA Healthcare, Inc.	7,810	1,921,104
Henry Schein, Inc. (a)	5,351	397,312
Humana, Inc.	4,811	2,340,648
Laboratory Corp. of America Holdings	3,401	683,771
McKesson Corp.	5,298	2,303,835
Molina Healthcare, Inc. (a)	2,244	735,785
Quest Diagnostics, Inc.	4,387	534,600
UnitedHealth Group, Inc.	35,949	18,125,126

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	2,466	$310,050
		41,769,288
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	20,503	376,435
Ventas, Inc. REIT	15,371	647,580
Welltower, Inc. REIT	20,134	1,649,378
		2,673,393
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	26,883	432,010
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	1,384	4,268,187
Caesars Entertainment, Inc. (a)	8,160	378,216
Carnival Corp. (a)	38,640	530,141
Chipotle Mexican Grill, Inc. (a)	1,072	1,963,722
Darden Restaurants, Inc.	4,705	673,850
Domino's Pizza, Inc.	1,379	522,352
Expedia Group, Inc. (a)	5,348	551,218
Hilton Worldwide Holdings, Inc.	10,150	1,524,327
Las Vegas Sands Corp.	12,594	577,309
Marriott International, Inc. Class A	9,727	1,911,939
McDonald's Corp.	28,282	7,450,610
MGM Resorts International (a)	10,890	400,316
Norwegian Cruise Line Holdings Ltd. (a) (d)	16,499	271,904
Royal Caribbean Cruises Ltd. (a)	8,474	780,794
Starbucks Corp.	44,371	4,049,741
Wynn Resorts Ltd.	3,986	368,346
Yum! Brands, Inc.	10,949	1,367,968
		27,590,940
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	12,043	1,294,261
Garmin Ltd.	5,780	608,056
Lennar Corp. Class A	9,932	1,114,668
Mohawk Industries, Inc. (a)	2,180	187,066
NVR, Inc. (a)	120	715,596
PulteGroup, Inc.	8,758	648,530
Whirlpool Corp.	2,246	300,290
		4,868,467
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	9,435	864,529
Clorox Co.	4,764	624,370
Colgate-Palmolive Co.	32,408	2,304,533
Kimberly-Clark Corp.	12,959	1,566,095
Procter & Gamble Co.	91,474	13,342,398
		18,701,925
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	25,437	386,642
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	21,362	1,999,910
General Electric Co.	42,335	4,680,134
Security Description	Shares	Value
Honeywell International, Inc.	25,767	$4,760,196
		11,440,240
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	36,002	4,039,784
INSURANCE — 2.3%
Aflac, Inc.	20,978	1,610,061
Allstate Corp.	10,198	1,136,159
American International Group, Inc.	27,629	1,674,317
Aon PLC Class A	7,958	2,580,143
Arch Capital Group Ltd. (a)	14,225	1,133,875
Arthur J Gallagher & Co.	8,387	1,911,649
Assurant, Inc.	2,025	290,750
Brown & Brown, Inc.	8,900	621,576
Chubb Ltd.	16,042	3,339,624
Cincinnati Financial Corp.	6,114	625,401
Everest Group Ltd.	1,649	612,884
Globe Life, Inc.	3,669	398,930
Hartford Financial Services Group, Inc.	12,342	875,171
Loews Corp.	7,693	487,044
Marsh & McLennan Cos., Inc.	19,214	3,656,424
MetLife, Inc.	24,515	1,542,239
Principal Financial Group, Inc.	8,748	630,468
Progressive Corp.	22,853	3,183,423
Prudential Financial, Inc.	14,324	1,359,204
Travelers Cos., Inc.	9,012	1,471,750
W R Berkley Corp.	7,965	505,698
Willis Towers Watson PLC	4,066	849,631
		30,496,421
INTERACTIVE MEDIA & SERVICES — 6.1%
Alphabet, Inc. Class A (a)	230,252	30,130,777
Alphabet, Inc. Class C (a)	195,867	25,825,064
Match Group, Inc. (a)	10,722	420,034
Meta Platforms, Inc. Class A (a)	86,255	25,894,614
		82,270,489
IT SERVICES — 1.3%
Accenture PLC Class A	24,588	7,551,221
Akamai Technologies, Inc. (a)	5,903	628,906
Cognizant Technology Solutions Corp. Class A	19,944	1,351,006
DXC Technology Co. (a)	9,735	202,780
EPAM Systems, Inc. (a)	2,207	564,308
Gartner, Inc. (a)	3,081	1,058,662
International Business Machines Corp.	35,387	4,964,796
VeriSign, Inc. (a)	3,543	717,564
		17,039,243
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	4,924	325,673
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	11,518	1,287,943

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	828	$296,796
Bio-Techne Corp.	5,882	400,388
Charles River Laboratories International, Inc. (a)	1,966	385,297
Danaher Corp.	25,504	6,327,542
Illumina, Inc. (a)	6,047	830,132
IQVIA Holdings, Inc. (a)	7,135	1,403,811
Mettler-Toledo International, Inc. (a)	852	944,076
Revvity, Inc.	4,814	532,910
Thermo Fisher Scientific, Inc.	14,981	7,582,933
Waters Corp. (a)	2,281	625,473
West Pharmaceutical Services, Inc.	2,851	1,069,724
		21,687,025
MACHINERY — 1.9%
Caterpillar, Inc.	19,795	5,404,035
Cummins, Inc.	5,460	1,247,392
Deere & Co.	10,460	3,947,395
Dover Corp.	5,420	756,144
Fortive Corp.	13,812	1,024,298
IDEX Corp.	2,905	604,298
Illinois Tool Works, Inc.	10,817	2,491,263
Ingersoll Rand, Inc.	15,585	993,076
Nordson Corp.	2,064	460,623
Otis Worldwide Corp.	16,172	1,298,773
PACCAR, Inc.	19,997	1,700,145
Parker-Hannifin Corp.	4,942	1,925,008
Pentair PLC	6,354	411,422
Snap-on, Inc.	2,037	519,557
Stanley Black & Decker, Inc.	5,733	479,164
Westinghouse Air Brake Technologies Corp.	7,002	744,103
Xylem, Inc.	9,244	841,481
		24,848,177
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	3,949	1,736,849
Comcast Corp. Class A	159,724	7,082,162
Fox Corp. Class A	10,430	325,416
Fox Corp. Class B	5,689	164,299
Interpublic Group of Cos., Inc.	15,005	430,043
News Corp. Class A	15,011	301,121
News Corp. Class B	4,730	98,715
Omnicom Group, Inc.	8,115	604,405
Paramount Global Class B	19,377	249,963
		10,992,973
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	54,963	2,049,570
Newmont Corp.	30,608	1,130,966
Nucor Corp.	9,856	1,540,986
Steel Dynamics, Inc.	6,046	648,252
		5,369,774
Security Description	Shares	Value
MULTI-UTILITIES — 0.7%
Ameren Corp.	9,944	$744,109
CenterPoint Energy, Inc.	24,403	655,221
CMS Energy Corp.	11,127	590,955
Consolidated Edison, Inc.	13,657	1,168,083
Dominion Energy, Inc.	32,148	1,436,051
DTE Energy Co.	7,993	793,545
NiSource, Inc.	15,622	385,551
Public Service Enterprise Group, Inc.	19,278	1,097,111
Sempra	24,160	1,643,605
WEC Energy Group, Inc.	12,105	975,058
		9,489,289
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	6,210	621,621
Boston Properties, Inc. REIT	5,362	318,932
		940,553
OIL, GAS & CONSUMABLE FUELS — 0.8%
Kinder Morgan, Inc.	76,093	1,261,622
Marathon Petroleum Corp.	15,518	2,348,494
ONEOK, Inc.	22,631	1,435,484
Phillips 66	17,278	2,075,952
Targa Resources Corp.	8,702	745,935
Valero Energy Corp.	13,708	1,942,561
Williams Cos., Inc.	46,829	1,577,669
		11,387,717
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,815	178,540
American Airlines Group, Inc. (a)	24,441	313,089
Delta Air Lines, Inc.	24,757	916,009
Southwest Airlines Co.	22,653	613,217
United Airlines Holdings, Inc. (a)	12,597	532,853
		2,553,708
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,892	1,285,339
Kenvue, Inc.	66,975	1,344,858
		2,630,197
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	81,463	4,728,113
Catalent, Inc. (a)	6,950	316,433
Eli Lilly & Co.	30,946	16,622,025
Johnson & Johnson	93,571	14,573,683
Merck & Co., Inc.	98,736	10,164,871
Organon & Co.	9,789	169,937
Pfizer, Inc.	219,765	7,289,605
Viatris, Inc.	46,051	454,063
Zoetis, Inc.	17,946	3,122,245
		57,440,975
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	15,948	3,836,770

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	4,503	$806,262
Equifax, Inc.	4,668	855,084
Jacobs Solutions, Inc.	4,997	682,091
Leidos Holdings, Inc.	5,469	504,023
Paychex, Inc.	12,336	1,422,711
Robert Half, Inc.	4,189	306,970
Verisk Analytics, Inc.	5,596	1,321,999
		9,735,910
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	12,263	905,745
CoStar Group, Inc. (a)	15,643	1,202,790
		2,108,535
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	5,390	925,679
Camden Property Trust REIT	4,068	384,751
Equity Residential REIT	13,042	765,696
Essex Property Trust, Inc. REIT	2,497	529,589
Invitation Homes, Inc. REIT	22,262	705,483
Mid-America Apartment Communities, Inc. REIT	4,502	579,182
UDR, Inc. REIT	11,617	414,378
		4,304,758
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,818	255,395
Kimco Realty Corp. REIT	23,775	418,202
Realty Income Corp. REIT	27,502	1,373,450
Regency Centers Corp. REIT	6,058	360,088
Simon Property Group, Inc. REIT	12,598	1,360,962
		3,768,097
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Advanced Micro Devices, Inc. (a)	62,619	6,438,485
Analog Devices, Inc.	19,458	3,406,901
Applied Materials, Inc.	32,655	4,521,085
Broadcom, Inc.	16,012	13,299,247
Enphase Energy, Inc. (a)	5,199	624,660
First Solar, Inc. (a)	3,833	619,374
Intel Corp.	162,518	5,777,515
KLA Corp.	5,314	2,437,319
Lam Research Corp.	5,173	3,242,281
Microchip Technology, Inc.	21,293	1,661,919
Micron Technology, Inc.	42,484	2,890,186
Monolithic Power Systems, Inc.	1,748	807,576
NVIDIA Corp.	95,858	41,697,271
NXP Semiconductors NV	10,067	2,012,595
ON Semiconductor Corp. (a)	16,582	1,541,297
Qorvo, Inc. (a)	4,156	396,773
QUALCOMM, Inc.	43,313	4,810,342
Skyworks Solutions, Inc.	6,318	622,892
SolarEdge Technologies, Inc. (a)	2,170	281,037
Teradyne, Inc.	5,984	601,153
Security Description	Shares	Value
Texas Instruments, Inc.	35,109	$5,582,682
		103,272,590
SOFTWARE — 10.5%
Adobe, Inc. (a)	17,691	9,020,641
ANSYS, Inc. (a)	3,323	988,759
Autodesk, Inc. (a)	8,350	1,727,698
Cadence Design Systems, Inc. (a)	10,552	2,472,334
Ceridian HCM Holding, Inc. (a)	5,882	399,094
Fair Isaac Corp. (a)	983	853,765
Fortinet, Inc. (a)	24,923	1,462,482
Gen Digital, Inc.	22,067	390,145
Intuit, Inc.	10,894	5,566,180
Microsoft Corp.	288,343	91,044,302
Oracle Corp.	61,095	6,471,182
Palo Alto Networks, Inc. (a)	11,859	2,780,224
Paycom Software, Inc.	1,913	495,983
PTC, Inc. (a)	4,615	653,853
Roper Technologies, Inc.	4,106	1,988,454
Salesforce, Inc. (a)	37,797	7,664,476
ServiceNow, Inc. (a)	7,891	4,410,753
Synopsys, Inc. (a)	5,858	2,688,646
Tyler Technologies, Inc. (a)	1,594	615,507
		141,694,478
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	18,025	2,964,211
Crown Castle, Inc. REIT	16,623	1,529,815
Digital Realty Trust, Inc. REIT	11,436	1,383,985
Equinix, Inc. REIT	3,637	2,641,408
Extra Space Storage, Inc. REIT	8,165	992,701
Iron Mountain, Inc. REIT	11,111	660,549
Public Storage REIT	6,050	1,594,296
SBA Communications Corp. REIT	4,231	846,919
VICI Properties, Inc. REIT	39,275	1,142,902
Weyerhaeuser Co. REIT	28,491	873,534
		14,630,320
SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	709	1,800,853
Bath & Body Works, Inc.	8,749	295,716
Best Buy Co., Inc.	7,705	535,266
CarMax, Inc. (a)	6,245	441,709
Home Depot, Inc.	39,015	11,788,773
Lowe's Cos., Inc.	22,744	4,727,113
O'Reilly Automotive, Inc. (a)	2,346	2,132,186
Ross Stores, Inc.	13,353	1,508,221
TJX Cos., Inc.	44,957	3,995,778
Tractor Supply Co.	4,260	864,993
Ulta Beauty, Inc. (a)	1,962	783,721
		28,874,329
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	570,343	97,648,425
Hewlett Packard Enterprise Co.	49,746	864,088
HP, Inc.	34,873	896,236

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
NetApp, Inc.	8,534	$647,560
Seagate Technology Holdings PLC	7,649	504,452
Western Digital Corp. (a)	12,207	557,005
		101,117,766
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	47,544	4,546,157
Ralph Lauren Corp.	1,739	201,881
Tapestry, Inc.	9,270	266,513
VF Corp.	12,369	218,560
		5,233,111
TOBACCO — 0.6%
Altria Group, Inc.	69,249	2,911,921
Philip Morris International, Inc.	60,468	5,598,127
		8,510,048
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	21,907	1,196,998
United Rentals, Inc.	2,721	1,209,675
WW Grainger, Inc.	1,764	1,220,406
		3,627,079
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,428	919,809
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc. (a)	20,094	2,814,165
TOTAL COMMON STOCKS (Cost $1,236,327,356)		1,341,088,890
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	1,678,017	1,678,352
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (b) (g)	257,810	$257,810
TOTAL SHORT-TERM INVESTMENTS (Cost $1,936,052)		1,936,162
TOTAL INVESTMENTS — 100.0% (Cost $1,238,263,408)		1,343,025,052
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		575,024
NET ASSETS — 100.0%		$1,343,600,076
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2023.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	12/15/2023	$2,256,513	$2,162,750	$(93,763)
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,341,088,887	$3	$—	$1,341,088,890
Short-Term Investments	1,936,162	—	—	1,936,162
TOTAL INVESTMENTS	$1,343,025,049	$3	$—	$1,343,025,052
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(93,763)	$—	$—	$(93,763)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(93,763)	$—	$—	$(93,763)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	12,860	$941,095	$14,142	$49,477	$(12,729)	$(64,736)	12,370	$828,295	$8,535
State Street Institutional Liquid Reserves Fund, Premier Class	1,697,127	1,697,466	7,977,591	7,996,636	(47)	(22)	1,678,017	1,678,352	28,877
State Street Navigator Securities Lending Portfolio II	—	—	1,535,165	1,277,355	—	—	257,810	257,810	141
Total		$2,638,561	$9,526,898	$9,323,468	$(12,776)	$(64,758)		$2,764,457	$37,553
See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.7%
Forward Air Corp.	154	$10,586
Hub Group, Inc. Class A (a)	189	14,844
		25,430
AUTOMOBILE COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	665	4,828
Dorman Products, Inc. (a)	164	12,425
Gentherm, Inc. (a)	193	10,472
LCI Industries	148	17,378
Standard Motor Products, Inc.	109	3,664
		48,767
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	177	10,523
BANKS — 9.2%
Ameris Bancorp	387	14,857
Atlantic Union Bankshares Corp.	446	12,836
Axos Financial, Inc. (a)	310	11,737
Banc of California, Inc.	319	3,949
BancFirst Corp.	89	7,719
Bancorp, Inc. (a)	323	11,143
BankUnited, Inc.	439	9,965
Banner Corp.	198	8,391
Berkshire Hills Bancorp, Inc.	257	5,153
Central Pacific Financial Corp.	157	2,619
City Holding Co.	90	8,132
Community Bank System, Inc.	312	13,170
Customers Bancorp, Inc. (a)	175	6,029
FB Financial Corp.	203	5,757
First BanCorp	1,060	14,268
First Commonwealth Financial Corp.	597	7,289
First Financial Bancorp	550	10,780
First Hawaiian, Inc.	757	13,664
Hanmi Financial Corp.	177	2,873
Heritage Financial Corp.	204	3,327
Hilltop Holdings, Inc.	267	7,572
Hope Bancorp, Inc.	694	6,142
Independent Bank Group, Inc.	206	8,147
National Bank Holdings Corp. Class A	218	6,488
NBT Bancorp, Inc.	275	8,715
Northfield Bancorp, Inc.	242	2,287
Northwest Bancshares, Inc.	737	7,540
OFG Bancorp	276	8,241
Pacific Premier Bancorp, Inc.	569	12,381
Park National Corp.	84	7,940
Pathward Financial, Inc.	160	7,374
Provident Financial Services, Inc.	437	6,682
Renasant Corp.	325	8,512
S&T Bancorp, Inc.	226	6,120
Seacoast Banking Corp. of Florida	516	11,331
Simmons First National Corp. Class A	756	12,822
Southside Bancshares, Inc.	174	4,994
Tompkins Financial Corp.	73	3,576
Security Description	Shares	Value
Triumph Financial, Inc. (a)	131	$8,487
TrustCo Bank Corp.	110	3,002
Trustmark Corp.	354	7,692
Veritex Holdings, Inc.	314	5,636
WSFS Financial Corp.	358	13,067
		348,406
BEVERAGES — 0.4%
MGP Ingredients, Inc.	95	10,020
National Beverage Corp. (a)	135	6,348
		16,368
BIOTECHNOLOGY — 2.3%
Arcus Biosciences, Inc. (a)	303	5,439
Avid Bioservices, Inc. (a)	362	3,417
Catalyst Pharmaceuticals, Inc. (a)	585	6,839
Cytokinetics, Inc. (a)	577	16,998
Dynavax Technologies Corp. (a)	779	11,506
Ironwood Pharmaceuticals, Inc. (a)	812	7,820
iTeos Therapeutics, Inc. (a)	142	1,555
Myriad Genetics, Inc. (a)	470	7,539
REGENXBIO, Inc. (a)	255	4,197
Vericel Corp. (a)	290	9,721
Vir Biotechnology, Inc. (a)	525	4,919
Xencor, Inc. (a)	348	7,012
		86,962
BUILDING PRODUCTS — 2.1%
AAON, Inc.	405	23,032
American Woodmark Corp. (a)	96	7,259
AZZ, Inc.	144	6,563
Gibraltar Industries, Inc. (a)	180	12,152
Griffon Corp.	249	9,878
Quanex Building Products Corp.	193	5,437
Resideo Technologies, Inc. (a)	868	13,714
		78,035
CAPITAL MARKETS — 1.4%
Avantax, Inc. (a)	231	5,909
Brightsphere Investment Group, Inc.	188	3,645
Donnelley Financial Solutions, Inc. (a)	145	8,161
Piper Sandler Cos.	91	13,223
StoneX Group, Inc. (a)	109	10,564
Virtus Investment Partners, Inc.	41	8,282
WisdomTree, Inc.	646	4,522
		54,306
CHEMICALS — 3.4%
AdvanSix, Inc.	160	4,973
American Vanguard Corp.	161	1,760
Balchem Corp.	190	23,568
Hawkins, Inc.	110	6,473
HB Fuller Co.	318	21,818
Innospec, Inc.	147	15,023
Koppers Holdings, Inc.	121	4,786
Livent Corp. (a)	1,061	19,533
Minerals Technologies, Inc.	188	10,295
Quaker Chemical Corp.	81	12,960

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Stepan Co.	123	$9,221
		130,410
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	398	15,924
Brady Corp. Class A	268	14,719
Deluxe Corp.	250	4,722
Enviri Corp. (a)	461	3,328
GEO Group, Inc. (a)	721	5,898
HNI Corp.	268	9,281
Interface, Inc.	338	3,316
Liquidity Services, Inc. (a)	139	2,449
Matthews International Corp. Class A	177	6,887
MillerKnoll, Inc.	439	10,734
OPENLANE, Inc. (a)	632	9,429
Pitney Bowes, Inc.	939	2,836
Viad Corp. (a)	130	3,406
		92,929
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN Holdings, Inc.	410	3,374
Digi International, Inc. (a)	207	5,589
Extreme Networks, Inc. (a)	767	18,569
Harmonic, Inc. (a)	638	6,144
NetScout Systems, Inc. (a)	422	11,824
Viavi Solutions, Inc. (a)	1,305	11,928
		57,428
CONSTRUCTION & ENGINEERING — 2.5%
Arcosa, Inc.	286	20,564
Comfort Systems USA, Inc.	213	36,297
Dycom Industries, Inc. (a)	172	15,308
Granite Construction, Inc.	254	9,657
MYR Group, Inc. (a)	99	13,341
		95,167
CONSUMER FINANCE — 1.2%
Bread Financial Holdings, Inc.	299	10,226
Encore Capital Group, Inc. (a)	136	6,495
Enova International, Inc. (a)	181	9,208
Green Dot Corp. Class A (a)	272	3,789
PRA Group, Inc. (a)	226	4,341
PROG Holdings, Inc. (a)	268	8,900
World Acceptance Corp. (a)	19	2,414
		45,373
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	188	9,684
PriceSmart, Inc.	156	11,611
SpartanNash Co.	205	4,510
United Natural Foods, Inc. (a)	347	4,907
		30,712
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	252	10,798
Frontdoor, Inc. (a)	484	14,806
Mister Car Wash, Inc. (a)	588	3,240
Strategic Education, Inc.	134	10,083
Security Description	Shares	Value
Stride, Inc. (a)	238	$10,717
		49,644
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	421	7,044
American Assets Trust, Inc. REIT	302	5,874
Armada Hoffler Properties, Inc. REIT	393	4,024
		16,942
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Consolidated Communications Holdings, Inc. (a)	460	1,573
Lumen Technologies, Inc. (a)	5,955	8,456
		10,029
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	101	18,429
Powell Industries, Inc.	56	4,642
		23,071
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Arlo Technologies, Inc. (a)	553	5,696
Badger Meter, Inc.	173	24,889
Benchmark Electronics, Inc.	204	4,949
CTS Corp.	185	7,722
ePlus, Inc. (a)	156	9,909
Fabrinet (a)	216	35,990
Insight Enterprises, Inc. (a)	181	26,335
Itron, Inc. (a)	269	16,296
Methode Electronics, Inc.	209	4,776
OSI Systems, Inc. (a)	91	10,742
Plexus Corp. (a)	161	14,970
Rogers Corp. (a)	97	12,753
ScanSource, Inc. (a)	147	4,455
		179,482
ENERGY EQUIPMENT & SERVICES — 2.7%
Archrock, Inc.	810	10,206
Bristow Group, Inc. (a)	137	3,859
Core Laboratories, Inc.	271	6,507
Dril-Quip, Inc. (a)	197	5,549
Helix Energy Solutions Group, Inc. (a)	828	9,249
Helmerich & Payne, Inc.	594	25,043
Nabors Industries Ltd. (a)	52	6,403
Oil States International, Inc. (a)	371	3,105
Patterson-UTI Energy, Inc.	1,913	26,476
U.S. Silica Holdings, Inc. (a)	439	6,164
		102,561
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a)	645	11,836
FINANCIAL SERVICES — 1.9%
EVERTEC, Inc.	378	14,054
Mr Cooper Group, Inc. (a)	400	21,424
Radian Group, Inc.	942	23,654
Walker & Dunlop, Inc.	194	14,402
		73,534

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 2.4%
B&G Foods, Inc.	416	$4,114
Calavo Growers, Inc.	103	2,599
Cal-Maine Foods, Inc.	238	11,524
Fresh Del Monte Produce, Inc.	212	5,478
Hain Celestial Group, Inc. (a)	519	5,382
Hostess Brands, Inc. (a)	794	26,448
John B Sanfilippo & Son, Inc.	52	5,138
Simply Good Foods Co. (a)	543	18,744
TreeHouse Foods, Inc. (a)	301	13,118
		92,545
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	214	8,166
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	141	14,333
Heartland Express, Inc.	270	3,966
		18,299
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
CONMED Corp.	181	18,254
Embecta Corp.	332	4,997
Glaukos Corp. (a)	291	21,898
Integer Holdings Corp. (a)	197	15,451
Merit Medical Systems, Inc. (a)	345	23,812
OraSure Technologies, Inc. (a)	421	2,496
Orthofix Medical, Inc. (a)	198	2,546
Varex Imaging Corp. (a)	233	4,378
		93,832
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Addus HomeCare Corp. (a)	97	8,263
AMN Healthcare Services, Inc. (a)	228	19,421
Community Health Systems, Inc. (a)	727	2,108
Cross Country Healthcare, Inc. (a)	206	5,107
Ensign Group, Inc.	335	31,132
Fulgent Genetics, Inc. (a)	114	3,048
ModivCare, Inc. (a)	74	2,332
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	442	7,143
Pediatrix Medical Group, Inc. (a)	475	6,037
RadNet, Inc. (a)	364	10,261
Select Medical Holdings Corp.	617	15,592
U.S. Physical Therapy, Inc.	92	8,439
		118,883
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	578	11,849
LTC Properties, Inc. REIT	247	7,936
		19,785
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a)	653	9,495
HealthStream, Inc.	140	3,021
NextGen Healthcare, Inc. (a)	310	7,356
Veradigm, Inc. (a)	634	8,331
		28,203
Security Description	Shares	Value
HOTEL & RESORT REITs — 1.2%
Chatham Lodging Trust REIT	283	$2,708
DiamondRock Hospitality Co. REIT	1,215	9,757
Pebblebrook Hotel Trust REIT	707	9,608
Summit Hotel Properties, Inc. REIT	620	3,596
Sunstone Hotel Investors, Inc. REIT	1,221	11,417
Xenia Hotels & Resorts, Inc. REIT	658	7,751
		44,837
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a)	136	3,191
Bloomin' Brands, Inc.	510	12,541
Brinker International, Inc. (a)	256	8,087
Cheesecake Factory, Inc.	278	8,423
Chuy's Holdings, Inc. (a)	104	3,700
Cracker Barrel Old Country Store, Inc.	129	8,669
Dine Brands Global, Inc.	91	4,500
Jack in the Box, Inc.	120	8,287
Shake Shack, Inc. Class A (a)	223	12,950
		70,348
HOUSEHOLD DURABLES — 3.3%
Cavco Industries, Inc. (a)	47	12,486
Century Communities, Inc.	170	11,353
Ethan Allen Interiors, Inc.	132	3,947
Green Brick Partners, Inc. (a)	157	6,517
iRobot Corp. (a)	158	5,988
La-Z-Boy, Inc.	250	7,720
LGI Homes, Inc. (a)	122	12,138
MDC Holdings, Inc.	347	14,307
Meritage Homes Corp.	216	26,436
Sonos, Inc. (a)	766	9,889
Tri Pointe Homes, Inc. (a)	586	16,027
		126,808
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	167	12,635
LXP Industrial Trust REIT	1,707	15,193
		27,828
INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	261	3,148
American Equity Investment Life Holding Co. (a)	368	19,739
AMERISAFE, Inc.	111	5,558
Assured Guaranty Ltd.	333	20,153
Genworth Financial, Inc. Class A (a)	2,763	16,191
Horace Mann Educators Corp.	237	6,963
ProAssurance Corp.	313	5,913
Safety Insurance Group, Inc.	86	5,864
Stewart Information Services Corp.	157	6,877
Trupanion, Inc. (a)	204	5,753
United Fire Group, Inc.	126	2,488
		98,647
INTERACTIVE MEDIA & SERVICES — 0.7%
Cars.com, Inc. (a)	360	6,070
QuinStreet, Inc. (a)	294	2,637

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Yelp, Inc. (a)	405	$16,844
		25,551
MACHINERY — 5.2%
Alamo Group, Inc.	60	10,372
Astec Industries, Inc.	132	6,218
Barnes Group, Inc.	293	9,953
Enerpac Tool Group Corp.	331	8,748
EnPro Industries, Inc.	124	15,028
Federal Signal Corp.	360	21,503
Greenbrier Cos., Inc.	190	7,600
Hillenbrand, Inc.	412	17,432
John Bean Technologies Corp.	191	20,082
Kennametal, Inc.	467	11,619
Lindsay Corp.	64	7,531
Proto Labs, Inc. (a)	157	4,145
SPX Technologies, Inc. (a)	267	21,734
Standex International Corp.	69	10,053
Tennant Co.	108	8,008
Trinity Industries, Inc.	495	12,053
Wabash National Corp.	277	5,850
		197,929
MARINE TRANSPORTATION — 0.5%
Matson, Inc.	209	18,542
MEDIA — 0.4%
EW Scripps Co. Class A (a)	336	1,841
Scholastic Corp.	172	6,560
TechTarget, Inc. (a)	155	4,706
Thryv Holdings, Inc. (a)	178	3,341
		16,448
METALS & MINING — 2.0%
Carpenter Technology Corp.	291	19,558
Century Aluminum Co. (a)	297	2,135
Compass Minerals International, Inc.	198	5,534
Haynes International, Inc.	73	3,396
Kaiser Aluminum Corp.	93	6,999
Materion Corp.	123	12,535
SunCoke Energy, Inc.	484	4,913
TimkenSteel Corp. (a)	230	4,996
Warrior Met Coal, Inc.	309	15,784
		75,850
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Franklin BSP Realty Trust, Inc. REIT	479	6,342
PennyMac Mortgage Investment Trust REIT	516	6,398
Redwood Trust, Inc. REIT	659	4,699
Two Harbors Investment Corp. REIT	560	7,414
		24,853
MULTI-UTILITIES — 0.5%
Avista Corp.	461	14,923
Unitil Corp.	93	3,972
		18,895
Security Description	Shares	Value
OFFICE REITs — 1.0%
Brandywine Realty Trust REIT	996	$4,522
Easterly Government Properties, Inc. REIT	558	6,378
Hudson Pacific Properties, Inc. REIT	745	4,954
JBG SMITH Properties REIT	577	8,344
SL Green Realty Corp. REIT	374	13,950
		38,148
OIL, GAS & CONSUMABLE FUELS — 2.4%
Callon Petroleum Co. (a)	325	12,714
Comstock Resources, Inc.	531	5,857
Green Plains, Inc. (a)	344	10,355
Par Pacific Holdings, Inc. (a)	335	12,040
SM Energy Co.	708	28,072
Talos Energy, Inc. (a)	580	9,535
Vital Energy, Inc. (a)	95	5,265
World Kinect Corp.	359	8,052
		91,890
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	97	3,516
PASSENGER AIRLINES — 0.5%
Allegiant Travel Co.	91	6,994
SkyWest, Inc. (a)	255	10,695
		17,689
PERSONAL CARE PRODUCTS — 1.2%
Edgewell Personal Care Co.	298	11,014
elf Beauty, Inc. (a)	324	35,585
		46,599
PHARMACEUTICALS — 1.0%
Amphastar Pharmaceuticals, Inc. (a)	231	10,624
Innoviva, Inc. (a)	365	4,741
Ligand Pharmaceuticals, Inc. (a)	98	5,872
Phibro Animal Health Corp. Class A	129	1,647
Prestige Consumer Healthcare, Inc. (a)	294	16,814
		39,698
PROFESSIONAL SERVICES — 1.0%
CSG Systems International, Inc.	182	9,304
Heidrick & Struggles International, Inc.	115	2,877
Kelly Services, Inc. Class A	201	3,656
Korn Ferry	323	15,323
Resources Connection, Inc.	185	2,759
TrueBlue, Inc. (a)	190	2,787
TTEC Holdings, Inc.	110	2,884
		39,590
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Anywhere Real Estate, Inc. (a)	635	4,083
Cushman & Wakefield PLC (a)	1,032	7,864
Kennedy-Wilson Holdings, Inc.	706	10,406
St. Joe Co.	211	11,464
		33,817

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.5%
Centerspace REIT	87	$5,243
Elme Communities REIT	508	6,929
Veris Residential, Inc. REIT	460	7,590
		19,762
RETAIL REITs — 1.9%
Acadia Realty Trust REIT	551	7,907
Getty Realty Corp. REIT	263	7,293
Retail Opportunity Investments Corp. REIT	752	9,310
RPT Realty REIT	495	5,227
SITE Centers Corp. REIT	1,065	13,132
Tanger Factory Outlet Centers, Inc. REIT	624	14,102
Urban Edge Properties REIT	682	10,407
Whitestone REIT	295	2,841
		70,219
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Axcelis Technologies, Inc. (a)	193	31,469
Cohu, Inc. (a)	276	9,505
Diodes, Inc. (a)	268	21,129
FormFactor, Inc. (a)	467	16,317
Kulicke & Soffa Industries, Inc.	329	15,999
Onto Innovation, Inc. (a)	292	37,236
Rambus, Inc. (a)	641	35,761
Semtech Corp. (a)	370	9,528
Veeco Instruments, Inc. (a)	328	9,220
		186,164
SOFTWARE — 3.2%
A10 Networks, Inc.	430	6,463
Adeia, Inc.	610	6,515
Agilysys, Inc. (a)	116	7,674
Alarm.com Holdings, Inc. (a)	300	18,342
Consensus Cloud Solutions, Inc. (a)	102	2,568
Digital Turbine, Inc. (a)	524	3,170
Ebix, Inc.	136	1,344
InterDigital, Inc.	156	12,517
LiveRamp Holdings, Inc. (a)	401	11,565
OneSpan, Inc. (a)	205	2,204
Progress Software Corp.	252	13,250
SPS Commerce, Inc. (a)	216	36,852
		122,464
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	543	12,049
Uniti Group, Inc. REIT	1,377	6,500
		18,549
SPECIALTY RETAIL — 4.9%
Abercrombie & Fitch Co. Class A (a)	297	16,742
Academy Sports & Outdoors, Inc.	454	21,461
American Eagle Outfitters, Inc.	1,115	18,520
America's Car-Mart, Inc. (a)	34	3,094
Boot Barn Holdings, Inc. (a)	177	14,371
Caleres, Inc.	207	5,953
Security Description	Shares	Value
Chico's FAS, Inc. (a)	726	$5,430
Group 1 Automotive, Inc.	84	22,572
Guess?, Inc.	177	3,830
Haverty Furniture Cos., Inc.	77	2,216
Hibbett, Inc.	74	3,516
Leslie's, Inc. (a)	1,067	6,039
Monro, Inc.	182	5,054
ODP Corp. (a)	199	9,184
Sally Beauty Holdings, Inc. (a)	623	5,221
Signet Jewelers Ltd.	272	19,532
Sleep Number Corp. (a)	128	3,147
Upbound Group, Inc.	281	8,275
Urban Outfitters, Inc. (a)	343	11,213
		185,370
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc.	2,028	8,031
Movado Group, Inc.	91	2,489
Oxford Industries, Inc.	86	8,267
Steven Madden Ltd.	425	13,502
Wolverine World Wide, Inc.	457	3,684
		35,973
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Applied Industrial Technologies, Inc.	230	35,560
Boise Cascade Co.	234	24,111
NOW, Inc. (a)	641	7,609
Veritiv Corp.	80	13,512
		80,792
WATER UTILITIES — 1.3%
American States Water Co.	222	17,467
California Water Service Group	344	16,275
Middlesex Water Co.	102	6,757
SJW Group	175	10,519
		51,018
TOTAL COMMON STOCKS (Cost $3,932,852)		3,795,422
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d) (Cost $9,393)	9,392	9,394
TOTAL INVESTMENTS — 100.1% (Cost $3,942,245)		3,804,816
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,943)
NET ASSETS — 100.0%		$3,802,873

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,795,422	$—	$0(a)	$3,795,422
Short-Term Investment	9,394	—	—	9,394
TOTAL INVESTMENTS	$3,804,816	$—	$0	$3,804,816
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,801	$7,803	$48,318	$46,727	$—	$—	9,392	$9,394	$104
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
AeroVironment, Inc. (a)	133,261	$14,862,600
Mercury Systems, Inc. (a)	148,059	5,491,508
Moog, Inc. Class A	89,243	10,080,889
		30,434,997
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	131,040	9,007,689
Hub Group, Inc. Class A (a)	70,492	5,536,442
		14,544,131
AUTOMOBILE COMPONENTS — 1.3%
Dorman Products, Inc. (a)	144,234	10,927,168
Gentherm, Inc. (a)	100,344	5,444,665
LCI Industries (b)	64,643	7,590,381
XPEL, Inc. (a) (b)	108,505	8,366,821
		32,329,035
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	69,277	4,118,518
BANKS — 9.9%
Ameris Bancorp	202,467	7,772,708
Atlantic Union Bankshares Corp. (b)	145,784	4,195,664
Axos Financial, Inc. (a)	141,165	5,344,507
BancFirst Corp.	74,099	6,426,606
Bancorp, Inc. (a)	276,583	9,542,113
Bank of Hawaii Corp. (b)	100,981	5,017,746
Banner Corp.	175,469	7,436,376
Berkshire Hills Bancorp, Inc.	129,459	2,595,653
Cathay General Bancorp	184,430	6,410,787
City Holding Co. (b)	76,673	6,927,406
Community Bank System, Inc.	152,051	6,418,073
Customers Bancorp, Inc. (a)	70,183	2,417,804
CVB Financial Corp. (b)	673,955	11,167,434
Dime Community Bancshares, Inc.	180,508	3,602,940
FB Financial Corp.	87,504	2,481,613
First BanCorp (c)	907,082	12,209,324
First BanCorp (c)	123,010	3,461,501
First Commonwealth Financial Corp.	286,349	3,496,321
First Financial Bancorp	260,737	5,110,445
First Hawaiian, Inc.	330,776	5,970,507
Fulton Financial Corp.	400,632	4,851,654
Hanmi Financial Corp.	153,632	2,493,447
Heritage Financial Corp.	174,724	2,849,748
Independent Bank Corp.	114,364	5,614,129
Lakeland Financial Corp. (b)	126,797	6,017,786
National Bank Holdings Corp. Class A	124,118	3,693,752
NBT Bancorp, Inc.	241,199	7,643,596
Northfield Bancorp, Inc.	106,554	1,006,935
Northwest Bancshares, Inc.	329,423	3,369,997
OFG Bancorp	240,776	7,189,571
Park National Corp. (b)	73,432	6,940,793
Security Description	Shares	Value
Pathward Financial, Inc.	94,088	$4,336,516
Preferred Bank	65,155	4,055,899
S&T Bancorp, Inc.	131,510	3,561,291
Seacoast Banking Corp. of Florida	229,784	5,046,057
ServisFirst Bancshares, Inc. (b)	249,125	12,996,851
Southside Bancshares, Inc. (b)	85,601	2,456,749
Stellar Bancorp, Inc.	240,770	5,133,216
Tompkins Financial Corp.	39,888	1,954,113
Triumph Financial, Inc. (a)	65,825	4,264,802
TrustCo Bank Corp.	62,575	1,707,672
Trustmark Corp.	210,005	4,563,409
United Community Banks, Inc. (b)	393,671	10,003,180
Veritex Holdings, Inc.	133,771	2,401,189
Washington Federal, Inc.	171,002	4,381,071
Westamerica BanCorp	132,871	5,746,671
		242,285,622
BEVERAGES — 0.5%
MGP Ingredients, Inc. (b)	79,716	8,408,444
National Beverage Corp. (a)	80,371	3,779,044
		12,187,488
BIOTECHNOLOGY — 2.5%
Arcus Biosciences, Inc. (a)	267,363	4,799,166
Avid Bioservices, Inc. (a)	215,726	2,036,453
Catalyst Pharmaceuticals, Inc. (a)	501,944	5,867,725
Cytokinetics, Inc. (a) (b)	487,891	14,373,269
Dynavax Technologies Corp. (a)	656,364	9,694,496
Ironwood Pharmaceuticals, Inc. (a)	437,942	4,217,382
iTeos Therapeutics, Inc. (a)	129,542	1,418,485
REGENXBIO, Inc. (a)	201,585	3,318,089
Vericel Corp. (a)	136,090	4,561,737
Vir Biotechnology, Inc. (a)	428,235	4,012,562
Xencor, Inc. (a)	302,071	6,086,731
		60,386,095
BUILDING PRODUCTS — 1.8%
AAON, Inc.	343,823	19,553,214
Apogee Enterprises, Inc.	63,334	2,981,765
Griffon Corp.	208,899	8,287,023
Insteel Industries, Inc.	44,547	1,445,996
PGT Innovations, Inc. (a)	297,741	8,262,313
Quanex Building Products Corp.	93,654	2,638,233
		43,168,544
CAPITAL MARKETS — 2.1%
Artisan Partners Asset Management, Inc. Class A (b)	170,626	6,384,825
Avantax, Inc. (a)	183,229	4,686,998
B Riley Financial, Inc. (b)	42,650	1,748,223
Brightsphere Investment Group, Inc.	83,869	1,626,220
Donnelley Financial Solutions, Inc. (a)	62,096	3,494,763

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Moelis & Co. Class A (b)	166,634	$7,520,192
Piper Sandler Cos.	76,431	11,106,189
StoneX Group, Inc. (a)	91,208	8,839,879
Virtus Investment Partners, Inc.	17,324	3,499,275
WisdomTree, Inc. (b)	318,912	2,232,384
		51,138,948
CHEMICALS — 3.8%
American Vanguard Corp.	135,805	1,484,349
Balchem Corp.	163,613	20,294,556
Hawkins, Inc.	96,076	5,654,073
HB Fuller Co.	175,444	12,037,213
Ingevity Corp. (a)	171,933	8,185,730
Innospec, Inc.	126,512	12,929,526
Livent Corp. (a) (b)	913,091	16,810,005
Quaker Chemical Corp.	70,525	11,284,000
Stepan Co.	68,743	5,153,663
		93,833,115
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Brady Corp. Class A	152,200	8,358,824
Liquidity Services, Inc. (a)	64,697	1,139,961
UniFirst Corp.	45,470	7,412,065
		16,910,850
COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN Holdings, Inc. (b)	243,466	2,003,725
Clearfield, Inc. (a) (b)	63,889	1,831,059
Digi International, Inc. (a) (b)	179,271	4,840,317
Extreme Networks, Inc. (a)	649,144	15,715,776
Harmonic, Inc. (a) (b)	557,835	5,371,951
NetScout Systems, Inc. (a)	367,467	10,296,426
Viavi Solutions, Inc. (a)	576,508	5,269,283
		45,328,537
CONSTRUCTION & ENGINEERING — 2.4%
Arcosa, Inc.	163,753	11,773,841
Comfort Systems USA, Inc.	181,295	30,894,481
Dycom Industries, Inc. (a)	101,673	9,048,897
MYR Group, Inc. (a)	41,686	5,617,605
		57,334,824
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Andersons, Inc.	69,029	3,555,684
Chefs' Warehouse, Inc. (a)	111,494	2,361,443
		5,917,127
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	183,484	3,289,868
O-I Glass, Inc. (a)	355,513	5,947,733
		9,237,601
DIVERSIFIED CONSUMER SERVICES — 1.4%
Adtalem Global Education, Inc. (a)	211,766	9,074,173
Frontdoor, Inc. (a)	208,171	6,367,951
Mister Car Wash, Inc. (a) (b)	247,332	1,362,799
Perdoceo Education Corp.	206,052	3,523,489
Strategic Education, Inc.	62,559	4,707,565
Security Description	Shares	Value
Stride, Inc. (a)	206,218	$9,285,997
		34,321,974
DIVERSIFIED REITs — 0.1%
Armada Hoffler Properties, Inc. REIT	220,107	2,253,896
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	52,928	1,670,408
Cogent Communications Holdings, Inc. (b)	130,905	8,103,019
		9,773,427
ELECTRIC UTILITIES — 0.4%
Otter Tail Corp. (b)	129,611	9,840,067
ELECTRICAL EQUIPMENT — 0.7%
Encore Wire Corp. (b)	85,385	15,579,347
SunPower Corp. (a) (b)	241,732	1,491,487
		17,070,834
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Advanced Energy Industries, Inc.	191,125	19,708,810
Arlo Technologies, Inc. (a)	233,620	2,406,286
Badger Meter, Inc.	148,769	21,403,396
CTS Corp.	156,291	6,523,586
ePlus, Inc. (a)	64,455	4,094,181
Fabrinet (a)	184,006	30,659,080
Methode Electronics, Inc.	93,336	2,132,728
OSI Systems, Inc. (a)	39,080	4,613,003
Plexus Corp. (a)	139,759	12,994,792
Sanmina Corp. (a)	134,539	7,302,777
		111,838,639
ENERGY EQUIPMENT & SERVICES — 2.4%
Core Laboratories, Inc. (b)	112,599	2,703,502
Dril-Quip, Inc. (a)	90,236	2,541,948
Helmerich & Payne, Inc. (b)	293,306	12,365,781
Liberty Energy, Inc. (b)	231,882	4,294,455
Nabors Industries Ltd. (a) (b)	30,365	3,739,146
Oceaneering International, Inc. (a)	369,644	9,507,244
Patterson-UTI Energy, Inc.	1,106,999	15,320,866
RPC, Inc. (b)	424,291	3,793,161
U.S. Silica Holdings, Inc. (a)	222,946	3,130,162
		57,396,265
ENTERTAINMENT — 0.5%
Madison Square Garden Sports Corp. (b)	64,429	11,358,833
FINANCIAL SERVICES — 1.7%
EVERTEC, Inc.	214,453	7,973,362
Jackson Financial, Inc. Class A (b)	189,913	7,258,475
Mr Cooper Group, Inc. (a)	339,402	18,178,371
NMI Holdings, Inc. Class A (a)	209,146	5,665,765

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Payoneer Global, Inc. (a)	554,248	$3,391,998
		42,467,971
FOOD PRODUCTS — 2.9%
Cal-Maine Foods, Inc.	207,047	10,025,216
Hostess Brands, Inc. (a)	674,057	22,452,839
J & J Snack Foods Corp.	78,521	12,849,962
John B Sanfilippo & Son, Inc.	27,243	2,691,608
Simply Good Foods Co. (a)	460,160	15,884,723
Tootsie Roll Industries, Inc.	86,740	2,590,056
TreeHouse Foods, Inc. (a)	121,123	5,278,540
		71,772,944
GAS UTILITIES — 0.4%
Chesapeake Utilities Corp.	59,426	5,808,892
Northwest Natural Holding Co.	114,994	4,388,171
		10,197,063
GROUND TRANSPORTATION — 0.3%
Heartland Express, Inc.	148,487	2,181,274
Marten Transport Ltd.	287,681	5,670,193
		7,851,467
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
CONMED Corp.	76,880	7,753,348
Embecta Corp.	136,188	2,049,629
Glaukos Corp. (a)	165,739	12,471,860
LeMaitre Vascular, Inc.	67,408	3,672,388
Merit Medical Systems, Inc. (a)	292,559	20,192,422
STAAR Surgical Co. (a)	168,592	6,774,026
Tandem Diabetes Care, Inc. (a)	195,340	4,057,212
UFP Technologies, Inc. (a)	35,264	5,693,373
		62,664,258
HEALTH CARE PROVIDERS & SERVICES — 3.5%
AdaptHealth Corp. (a) (b)	421,334	3,834,139
Addus HomeCare Corp. (a)	82,837	7,056,884
Agiliti, Inc. (a) (b)	79,129	513,547
AMN Healthcare Services, Inc. (a) (b)	192,996	16,439,399
CorVel Corp. (a)	29,364	5,774,431
Cross Country Healthcare, Inc. (a)	167,720	4,157,779
Ensign Group, Inc. (b)	284,951	26,480,497
Fulgent Genetics, Inc. (a) (b)	46,841	1,252,528
OmniAb, Inc. (a) (b) (d)	65,116	—
Premier, Inc. Class A	154,320	3,317,880
Privia Health Group, Inc. (a)	519,684	11,952,732
U.S. Physical Therapy, Inc. (b)	45,629	4,185,548
		84,965,364
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc. (b)	307,436	6,302,438
Community Healthcare Trust, Inc. REIT	74,580	2,215,026
LTC Properties, Inc. REIT	134,197	4,311,750
Security Description	Shares	Value
Universal Health Realty Income Trust REIT	41,310	$1,670,163
		14,499,377
HEALTH CARE TECHNOLOGY — 1.1%
Certara, Inc. (a)	310,907	4,520,588
HealthStream, Inc.	77,540	1,673,313
NextGen Healthcare, Inc. (a) (b)	277,614	6,587,780
Schrodinger, Inc. (a) (b)	119,904	3,389,686
Simulations Plus, Inc. (b)	53,222	2,219,358
Veradigm, Inc. (a)	558,137	7,333,920
		25,724,645
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc. (b)	371,152	5,693,472
HOTELS, RESTAURANTS & LEISURE — 1.8%
Bloomin' Brands, Inc.	251,801	6,191,787
Chuy's Holdings, Inc. (a)	48,574	1,728,263
Dave & Buster's Entertainment, Inc. (a)	95,823	3,552,159
Dine Brands Global, Inc.	47,327	2,340,320
Golden Entertainment, Inc.	65,797	2,248,941
Jack in the Box, Inc.	102,758	7,096,468
Monarch Casino & Resort, Inc.	66,817	4,149,336
Papa John's International, Inc. (b)	73,472	5,012,260
Sabre Corp. (a) (b)	629,458	2,826,266
Shake Shack, Inc. Class A (a)	98,991	5,748,407
Six Flags Entertainment Corp. (a)	153,471	3,608,103
		44,502,310
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	41,059	10,907,734
Ethan Allen Interiors, Inc.	114,767	3,431,533
Green Brick Partners, Inc. (a)	126,638	5,256,743
Installed Building Products, Inc. (b)	79,338	9,908,523
		29,504,533
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	22,787	1,005,818
Central Garden & Pet Co. Class A (a)	98,104	3,932,990
WD-40 Co. (b)	44,979	9,141,532
		14,080,340
INDUSTRIAL REITs — 0.4%
Innovative Industrial Properties, Inc. REIT	142,736	10,799,406
INSURANCE — 1.7%
American Equity Investment Life Holding Co. (a)	164,003	8,797,121
AMERISAFE, Inc.	52,531	2,630,227
Assured Guaranty Ltd.	144,708	8,757,728
Employers Holdings, Inc.	66,275	2,647,686

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Goosehead Insurance, Inc. Class A (a) (b)	68,297	$5,090,176
Palomar Holdings, Inc. (a)	123,297	6,257,323
Safety Insurance Group, Inc.	42,044	2,866,980
Trupanion, Inc. (a) (b)	179,804	5,070,473
		42,117,714
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	216,237	3,788,472
Cars.com, Inc. (a) (b)	308,092	5,194,431
QuinStreet, Inc. (a)	138,394	1,241,394
Shutterstock, Inc. (b)	57,844	2,200,964
Yelp, Inc. (a)	203,313	8,455,788
		20,881,049
IT SERVICES — 0.2%
Perficient, Inc. (a)	98,924	5,723,743
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc.	53,838	2,806,037
Vista Outdoor, Inc. (a) (b)	130,053	4,307,355
		7,113,392
LIFE SCIENCES TOOLS & SERVICES — 0.2%
BioLife Solutions, Inc. (a) (b)	171,289	2,365,501
Cytek Biosciences, Inc. (a) (b)	218,318	1,205,115
Mesa Laboratories, Inc. (b)	15,800	1,660,106
		5,230,722
MACHINERY — 6.4%
Alamo Group, Inc.	37,605	6,500,400
Albany International Corp. Class A	158,529	13,677,882
Enerpac Tool Group Corp.	184,509	4,876,573
EnPro Industries, Inc.	106,337	12,886,981
ESCO Technologies, Inc.	89,310	9,327,536
Federal Signal Corp.	309,645	18,495,096
Franklin Electric Co., Inc.	202,033	18,027,405
Hillenbrand, Inc.	355,237	15,030,077
Lindsay Corp.	56,325	6,628,326
Mueller Industries, Inc. (b)	288,085	21,652,469
SPX Technologies, Inc. (a)	143,839	11,708,495
Standex International Corp.	40,202	5,857,029
Titan International, Inc. (a)	256,357	3,442,875
Trinity Industries, Inc.	243,397	5,926,717
Wabash National Corp. (b)	135,893	2,870,060
		156,907,921
MARINE TRANSPORTATION — 0.7%
Matson, Inc.	179,253	15,903,326
MEDIA — 0.2%
TechTarget, Inc. (a)	126,232	3,832,404
METALS & MINING — 1.6%
ATI, Inc. (a)	404,928	16,662,787
Haynes International, Inc.	43,938	2,043,996
Kaiser Aluminum Corp. (b)	79,857	6,010,038
Materion Corp.	59,294	6,042,651
TimkenSteel Corp. (a)	82,843	1,799,350
Security Description	Shares	Value
Warrior Met Coal, Inc.	148,770	$7,599,172
		40,157,994
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
ARMOUR Residential REIT, Inc. (b)	1,137,925	4,836,181
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	213,538	4,527,006
Invesco Mortgage Capital, Inc. REIT (b)	102,690	1,027,927
		10,391,114
MULTI-UTILITIES — 0.1%
Unitil Corp.	80,216	3,426,025
OIL, GAS & CONSUMABLE FUELS — 3.8%
California Resources Corp.	93,654	5,245,560
Callon Petroleum Co. (a) (b)	139,325	5,450,394
Comstock Resources, Inc. (b)	458,085	5,052,678
CONSOL Energy, Inc.	146,280	15,346,235
CVR Energy, Inc.	79,920	2,719,678
Dorian LPG Ltd.	174,090	5,001,606
Northern Oil & Gas, Inc. (b)	425,166	17,104,428
REX American Resources Corp. (a)	75,435	3,071,713
SM Energy Co.	601,828	23,862,480
Talos Energy, Inc. (a) (b)	270,497	4,446,971
Vital Energy, Inc. (a) (b)	83,460	4,625,353
		91,927,096
PAPER & FOREST PRODUCTS — 0.2%
Mercer International, Inc. (b)	91,527	785,301
Sylvamo Corp. (b)	101,104	4,442,510
		5,227,811
PASSENGER AIRLINES — 0.1%
Sun Country Airlines Holdings, Inc. (a) (b)	200,979	2,982,528
PERSONAL CARE PRODUCTS — 2.1%
Edgewell Personal Care Co.	121,604	4,494,484
elf Beauty, Inc. (a)	276,045	30,318,022
Inter Parfums, Inc.	90,968	12,220,641
Medifast, Inc.	54,993	4,116,226
		51,149,373
PHARMACEUTICALS — 2.6%
Amphastar Pharmaceuticals, Inc. (a)	194,322	8,936,869
ANI Pharmaceuticals, Inc. (a)	41,486	2,408,677
Collegium Pharmaceutical, Inc. (a) (b)	174,748	3,905,618
Corcept Therapeutics, Inc. (a) (b)	458,613	12,494,911
Harmony Biosciences Holdings, Inc. (a)	167,477	5,488,221
Innoviva, Inc. (a) (b)	285,539	3,709,152
Ligand Pharmaceuticals, Inc. (a)	43,920	2,631,686

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Pacira BioSciences, Inc. (a)	237,050	$7,272,694
Prestige Consumer Healthcare, Inc. (a)	176,599	10,099,697
Supernus Pharmaceuticals, Inc. (a)	278,674	7,683,042
		64,630,567
PROFESSIONAL SERVICES — 1.5%
CSG Systems International, Inc.	155,217	7,934,693
Korn Ferry	131,601	6,243,151
NV5 Global, Inc. (a)	63,894	6,148,520
TTEC Holdings, Inc.	49,796	1,305,651
Verra Mobility Corp. (a)	861,886	16,117,268
		37,749,283
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
eXp World Holdings, Inc. (b)	104,405	1,695,537
Kennedy-Wilson Holdings, Inc. (b)	212,568	3,133,252
Marcus & Millichap, Inc. (b)	118,805	3,485,739
St. Joe Co.	181,421	9,856,603
		18,171,131
RESIDENTIAL REITs — 0.2%
NexPoint Residential Trust, Inc. REIT	60,354	1,942,192
Veris Residential, Inc. REIT	223,609	3,689,548
		5,631,740
RETAIL REITs — 1.0%
Getty Realty Corp. REIT (b)	146,607	4,065,412
Phillips Edison & Co., Inc. REIT (b)	257,435	8,634,370
Saul Centers, Inc. REIT	36,730	1,295,467
Tanger Factory Outlet Centers, Inc. REIT	288,369	6,517,139
Urban Edge Properties REIT	299,046	4,563,442
		25,075,830
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Alpha & Omega Semiconductor Ltd. (a) (b)	111,289	3,320,864
Axcelis Technologies, Inc. (a)	166,363	27,125,487
CEVA, Inc. (a)	74,615	1,446,785
Cohu, Inc. (a)	156,562	5,391,995
Diodes, Inc. (a)	232,326	18,316,582
Kulicke & Soffa Industries, Inc. (b)	287,100	13,961,673
MaxLinear, Inc. (a)	376,144	8,369,204
Onto Innovation, Inc. (a)	248,737	31,718,942
PDF Solutions, Inc. (a)	152,036	4,925,966
Photronics, Inc. (a)	311,582	6,297,072
Rambus, Inc. (a)	553,239	30,865,204
SiTime Corp. (a) (b)	47,397	5,415,107
Ultra Clean Holdings, Inc. (a)	124,752	3,701,392
Veeco Instruments, Inc. (a)	287,568	8,083,537
		168,939,810
Security Description	Shares	Value
SOFTWARE — 4.6%
A10 Networks, Inc.	357,214	$5,368,926
Agilysys, Inc. (a)	101,445	6,711,601
Alarm.com Holdings, Inc. (a)	253,600	15,505,104
Consensus Cloud Solutions, Inc. (a)	59,484	1,497,807
Digital Turbine, Inc. (a)	288,563	1,745,806
DoubleVerify Holdings, Inc. (a) (b)	637,542	17,819,299
InterDigital, Inc. (b)	134,452	10,788,429
LiveRamp Holdings, Inc. (a)	186,646	5,382,871
N-able, Inc. (a)	239,479	3,089,279
OneSpan, Inc. (a) (b)	88,086	946,925
Progress Software Corp. (b)	220,697	11,604,248
SPS Commerce, Inc. (a)	185,761	31,692,684
		112,152,979
SPECIALIZED REITs — 0.4%
Four Corners Property Trust, Inc. REIT	310,212	6,883,604
Safehold, Inc. REIT	33	587
Uniti Group, Inc. REIT	535,380	2,526,994
		9,411,185
SPECIALTY RETAIL — 1.6%
Academy Sports & Outdoors, Inc. (b)	183,257	8,662,558
Asbury Automotive Group, Inc. (a) (b)	47,193	10,857,693
Boot Barn Holdings, Inc. (a)	93,425	7,585,176
Buckle, Inc.	102,830	3,433,494
Haverty Furniture Cos., Inc.	35,576	1,023,877
Hibbett, Inc. (b)	33,707	1,601,420
Leslie's, Inc. (a) (b)	596,102	3,373,937
National Vision Holdings, Inc. (a)	225,894	3,654,965
		40,193,120
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a)	99,674	2,678,240
Corsair Gaming, Inc. (a)	121,470	1,764,959
		4,443,199
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Oxford Industries, Inc. (b)	51,601	4,960,404
TOBACCO — 0.1%
Vector Group Ltd.	290,719	3,093,250
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Applied Industrial Technologies, Inc.	195,939	30,294,129
Boise Cascade Co.	200,895	20,700,221
		50,994,350
WATER UTILITIES — 1.3%
American States Water Co.	129,980	10,226,826
California Water Service Group	182,440	8,631,236
Middlesex Water Co.	56,654	3,753,328

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SJW Group	147,388	$8,859,493
		31,470,883
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	200,104	2,387,241
TOTAL COMMON STOCKS (Cost $2,277,947,966)		2,440,009,701
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	3,189,837	3,190,475
State Street Navigator Securities Lending Portfolio II (g) (h)	162,703,770	162,703,770
TOTAL SHORT-TERM INVESTMENTS (Cost $165,894,245)		165,894,245
TOTAL INVESTMENTS — 106.6% (Cost $2,443,842,211)		2,605,903,946
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(161,496,369)
NET ASSETS — 100.0%		$2,444,407,577

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,440,009,701	$—	$0(a)	$2,440,009,701
Short-Term Investments	165,894,245	—	—	165,894,245
TOTAL INVESTMENTS	$2,605,903,946	$—	$0	$2,605,903,946
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,134,416	$4,135,243	$16,105,817	$17,050,531	$(54)	$—	3,189,837	$3,190,475	$37,069
State Street Navigator Securities Lending Portfolio II	196,880,455	196,880,455	237,232,563	271,409,248	—	—	162,703,770	162,703,770	124,855
Total		$201,015,698	$253,338,380	$288,459,779	$(54)	$—		$165,894,245	$161,924
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	241,488	$14,375,781
Kaman Corp.	204,953	4,027,326
Mercury Systems, Inc. (a)	156,221	5,794,237
Moog, Inc. Class A	81,413	9,196,413
National Presto Industries, Inc. (b)	36,468	2,642,471
Triumph Group, Inc. (a)	557,174	4,267,953
		40,304,181
AIR FREIGHT & LOGISTICS — 0.3%
Hub Group, Inc. Class A (a)	125,466	9,854,100
AUTOMOBILE COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	850,303	6,173,200
Dana, Inc.	933,035	13,687,623
Gentherm, Inc. (a)	93,499	5,073,256
LCI Industries (b)	91,926	10,793,951
Patrick Industries, Inc. (b)	151,638	11,381,948
Phinia, Inc.	341,446	9,147,338
Standard Motor Products, Inc.	135,669	4,561,192
		60,818,508
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	118,514	7,045,657
BANKS — 7.6%
Ameris Bancorp	184,069	7,066,409
Atlantic Union Bankshares Corp. (b)	332,344	9,564,860
Axos Financial, Inc. (a)	175,284	6,636,252
Banc of California, Inc.	380,656	4,712,521
Bank of Hawaii Corp. (b)	141,441	7,028,203
BankUnited, Inc.	540,552	12,270,530
Berkshire Hills Bancorp, Inc.	134,276	2,692,234
Brookline Bancorp, Inc.	644,008	5,866,913
Capitol Federal Financial, Inc.	919,936	4,388,095
Cathay General Bancorp	258,141	8,972,981
Central Pacific Financial Corp.	189,421	3,159,542
Community Bank System, Inc.	167,200	7,057,512
Customers Bancorp, Inc. (a)	102,321	3,524,958
Eagle Bancorp, Inc.	217,249	4,659,991
FB Financial Corp.	123,488	3,502,120
First BanCorp	119,333	3,358,031
First Commonwealth Financial Corp.	334,770	4,087,542
First Financial Bancorp	310,901	6,093,660
First Hawaiian, Inc.	444,964	8,031,600
Fulton Financial Corp.	607,623	7,358,315
Hilltop Holdings, Inc.	335,699	9,520,424
Hope Bancorp, Inc.	871,790	7,715,341
Independent Bank Corp.	153,913	7,555,589
Independent Bank Group, Inc.	260,876	10,317,646
National Bank Holdings Corp. Class A	93,135	2,771,698
Northfield Bancorp, Inc.	120,568	1,139,368
Security Description	Shares	Value
Northwest Bancshares, Inc.	443,091	$4,532,821
Pacific Premier Bancorp, Inc.	696,565	15,157,254
PacWest Bancorp	861,022	6,810,684
Pathward Financial, Inc.	50,854	2,343,861
Provident Financial Services, Inc.	548,699	8,389,608
Renasant Corp.	407,713	10,678,003
S&T Bancorp, Inc.	86,139	2,332,644
Seacoast Banking Corp. of Florida	284,320	6,243,667
Simmons First National Corp. Class A	917,146	15,554,796
Southside Bancshares, Inc. (b)	88,471	2,539,118
Tompkins Financial Corp.	30,372	1,487,924
Triumph Financial, Inc. (a)	61,291	3,971,044
TrustCo Bank Corp.	42,863	1,169,731
Trustmark Corp.	137,469	2,987,201
United Community Banks, Inc. (b)	302,156	7,677,784
Veritex Holdings, Inc.	200,960	3,607,232
Washington Federal, Inc.	220,977	5,661,431
WSFS Financial Corp.	443,542	16,189,283
		276,386,421
BEVERAGES — 0.1%
National Beverage Corp. (a)	54,286	2,552,528
BIOTECHNOLOGY — 0.5%
Avid Bioservices, Inc. (a)	130,489	1,231,816
Ironwood Pharmaceuticals, Inc. (a)	369,048	3,553,932
Myriad Genetics, Inc. (a)	594,796	9,540,528
Vericel Corp. (a)	148,793	4,987,542
		19,313,818
BUILDING PRODUCTS — 2.3%
American Woodmark Corp. (a)	118,952	8,993,961
Apogee Enterprises, Inc.	68,953	3,246,307
AZZ, Inc.	181,652	8,279,698
Gibraltar Industries, Inc. (a)	221,037	14,922,208
Hayward Holdings, Inc. (a)	911,500	12,852,150
Insteel Industries, Inc.	76,251	2,475,107
Masterbrand, Inc. (a)	927,433	11,268,311
Quanex Building Products Corp.	102,894	2,898,524
Resideo Technologies, Inc. (a)	1,072,480	16,945,184
		81,881,450
CAPITAL MARKETS — 1.0%
Artisan Partners Asset Management, Inc. Class A (b)	248,620	9,303,361
B Riley Financial, Inc. (b)	58,482	2,397,177
Brightsphere Investment Group, Inc.	112,929	2,189,693
Donnelley Financial Solutions, Inc. (a)	90,508	5,093,790
Moelis & Co. Class A (b)	246,585	11,128,381
Virtus Investment Partners, Inc.	24,294	4,907,145

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
WisdomTree, Inc.	348,993	$2,442,951
		37,462,498
CHEMICALS — 1.7%
AdvanSix, Inc.	197,660	6,143,273
HB Fuller Co.	140,836	9,662,758
Koppers Holdings, Inc.	151,645	5,997,559
Mativ Holdings, Inc. (b)	397,376	5,666,582
Minerals Technologies, Inc.	236,404	12,945,483
Sensient Technologies Corp.	306,892	17,947,044
Stepan Co.	53,975	4,046,506
		62,409,205
COMMERCIAL SERVICES & SUPPLIES — 3.4%
ABM Industries, Inc.	480,504	19,224,965
Brady Corp. Class A	116,674	6,407,736
CoreCivic, Inc. REIT (a)	825,177	9,283,241
Deluxe Corp.	316,813	5,984,598
Enviri Corp. (a)	579,342	4,182,849
GEO Group, Inc. (a) (b)	915,983	7,492,741
Healthcare Services Group, Inc.	538,927	5,621,009
HNI Corp.	338,099	11,708,368
Interface, Inc.	422,105	4,140,850
Liquidity Services, Inc. (a)	66,919	1,179,113
Matthews International Corp. Class A	221,309	8,611,133
MillerKnoll, Inc.	549,892	13,444,860
OPENLANE, Inc. (a)	795,042	11,862,027
Pitney Bowes, Inc. (b)	1,112,386	3,359,406
UniFirst Corp.	44,933	7,324,528
Viad Corp. (a)	151,657	3,973,413
		123,800,837
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (b)	145,820	1,200,099
Viasat, Inc. (a) (b)	540,681	9,980,971
Viavi Solutions, Inc. (a)	775,624	7,089,203
		18,270,273
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	120,414	8,657,767
Dycom Industries, Inc. (a)	68,190	6,068,910
Granite Construction, Inc.	318,988	12,127,924
MYR Group, Inc. (a)	60,666	8,175,350
		35,029,951
CONSUMER FINANCE — 1.9%
Bread Financial Holdings, Inc. (b)	364,785	12,475,647
Encore Capital Group, Inc. (a) (b)	170,596	8,147,665
Enova International, Inc. (a)	223,614	11,375,244
EZCORP, Inc. Class A (a) (b)	364,362	3,005,987
Green Dot Corp. Class A (a)	326,993	4,555,012
Navient Corp.	635,992	10,951,782
PRA Group, Inc. (a) (b)	285,008	5,475,004
PROG Holdings, Inc. (a)	331,989	11,025,355
Security Description	Shares	Value
World Acceptance Corp. (a) (b)	24,791	$3,149,944
		70,161,640
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
Andersons, Inc.	128,048	6,595,752
Chefs' Warehouse, Inc. (a)	97,422	2,063,398
PriceSmart, Inc.	187,142	13,928,979
SpartanNash Co.	252,330	5,551,260
United Natural Foods, Inc. (a)	425,654	6,018,748
		34,158,137
CONTAINERS & PACKAGING — 0.3%
O-I Glass, Inc. (a)	608,249	10,176,006
DIVERSIFIED CONSUMER SERVICES — 0.5%
Frontdoor, Inc. (a)	280,133	8,569,269
Mister Car Wash, Inc. (a) (b)	312,855	1,723,831
Perdoceo Education Corp.	176,289	3,014,542
Strategic Education, Inc.	68,761	5,174,265
		18,481,907
DIVERSIFIED REITs — 1.5%
Alexander & Baldwin, Inc. REIT	527,483	8,824,790
American Assets Trust, Inc. REIT	352,838	6,862,699
Armada Hoffler Properties, Inc. REIT	161,866	1,657,508
Essential Properties Realty Trust, Inc. REIT (b)	1,133,233	24,511,830
Global Net Lease, Inc. REIT	1,411,588	13,565,361
		55,422,188
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc.	129,546	8,018,898
Consolidated Communications Holdings, Inc. (a)	509,972	1,744,104
Lumen Technologies, Inc. (a) (b)	7,275,079	10,330,612
		20,093,614
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	118,181	8,972,302
ELECTRICAL EQUIPMENT — 0.2%
Powell Industries, Inc.	66,355	5,500,829
SunPower Corp. (a) (b)	256,415	1,582,081
		7,082,910
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arlo Technologies, Inc. (a)	330,731	3,406,529
Benchmark Electronics, Inc.	259,093	6,285,596
ePlus, Inc. (a)	101,709	6,460,556
Insight Enterprises, Inc. (a) (b)	219,607	31,952,819
Itron, Inc. (a)	330,253	20,006,727
Knowles Corp. (a)	662,026	9,804,605
Methode Electronics, Inc.	125,504	2,867,766
OSI Systems, Inc. (a)	54,759	6,463,752
PC Connection, Inc.	82,008	4,377,587
Rogers Corp. (a)	121,708	16,000,951

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sanmina Corp. (a)	224,495	$12,185,589
ScanSource, Inc. (a)	180,885	5,482,624
TTM Technologies, Inc. (a)	754,506	9,718,037
		135,013,138
ENERGY EQUIPMENT & SERVICES — 2.7%
Archrock, Inc.	1,000,302	12,603,805
Bristow Group, Inc. (a)	169,915	4,786,506
Core Laboratories, Inc. (b)	176,315	4,233,323
Dril-Quip, Inc. (a)	116,637	3,285,664
Helix Energy Solutions Group, Inc. (a)	1,029,735	11,502,140
Helmerich & Payne, Inc. (b)	303,275	12,786,074
Liberty Energy, Inc. (b)	788,408	14,601,316
Nabors Industries Ltd. (a) (b)	20,861	2,568,823
Oceaneering International, Inc. (a)	204,918	5,270,491
Oil States International, Inc. (a)	464,153	3,884,961
Patterson-UTI Energy, Inc.	745,027	10,311,174
ProPetro Holding Corp. (a)	630,737	6,704,734
U.S. Silica Holdings, Inc. (a)	235,302	3,303,640
		95,842,651
ENTERTAINMENT — 0.6%
Cinemark Holdings, Inc. (a) (b)	786,326	14,429,082
Madison Square Garden Sports Corp. (b)	29,007	5,113,934
Marcus Corp. (b)	178,726	2,770,253
		22,313,269
FINANCIAL SERVICES — 2.1%
EVERTEC, Inc.	164,305	6,108,860
Jackson Financial, Inc. Class A (b)	259,439	9,915,759
NMI Holdings, Inc. Class A (a)	292,846	7,933,198
Payoneer Global, Inc. (a)	1,070,727	6,552,849
Radian Group, Inc.	1,143,524	28,713,888
Walker & Dunlop, Inc. (b)	241,742	17,946,926
		77,171,480
FOOD PRODUCTS — 0.9%
B&G Foods, Inc.	525,057	5,192,814
Calavo Growers, Inc. (b)	124,704	3,146,282
Fresh Del Monte Produce, Inc.	236,483	6,110,721
Hain Celestial Group, Inc. (a)	649,695	6,737,337
John B Sanfilippo & Son, Inc.	25,333	2,502,900
TreeHouse Foods, Inc. (a)	197,529	8,608,314
		32,298,368
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	42,647	4,168,744
Northwest Natural Holding Co.	94,269	3,597,305
		7,766,049
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	174,518	17,739,755
Heartland Express, Inc.	116,505	1,711,458
Security Description	Shares	Value
RXO, Inc. (a)	849,759	$16,765,745
		36,216,958
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Artivion, Inc. (a)	283,220	4,293,615
Avanos Medical, Inc. (a)	340,458	6,884,061
CONMED Corp.	113,850	11,481,772
Embecta Corp.	220,627	3,320,436
Glaukos Corp. (a)	116,599	8,774,075
Integer Holdings Corp. (a)	241,893	18,971,668
LeMaitre Vascular, Inc.	42,560	2,318,669
Omnicell, Inc. (a)	328,370	14,789,785
OraSure Technologies, Inc. (a)	533,286	3,162,386
Orthofix Medical, Inc. (a) (b)	257,887	3,316,427
STAAR Surgical Co. (a)	112,754	4,530,456
Tandem Diabetes Care, Inc. (a) (b)	189,089	3,927,378
Varex Imaging Corp. (a) (b)	293,443	5,513,794
		91,284,522
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Agiliti, Inc. (a)	147,158	955,055
Apollo Medical Holdings, Inc. (a) (b)	305,529	9,425,570
Community Health Systems, Inc. (a)	924,055	2,679,760
CorVel Corp. (a)	23,040	4,530,816
Enhabit, Inc. (a) (b)	363,940	4,094,325
Fulgent Genetics, Inc. (a) (b)	77,219	2,064,836
ModivCare, Inc. (a)	89,663	2,825,281
NeoGenomics, Inc. (a)	926,635	11,397,611
Owens & Minor, Inc. (a)	555,939	8,983,974
Pediatrix Medical Group, Inc. (a)	601,023	7,639,002
Premier, Inc. Class A	640,057	13,761,225
RadNet, Inc. (a)	438,114	12,350,434
Select Medical Holdings Corp.	757,248	19,135,657
U.S. Physical Therapy, Inc. (b)	42,471	3,895,865
		103,739,411
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc. (b)	274,570	5,628,685
Community Healthcare Trust, Inc. REIT	67,891	2,016,363
LTC Properties, Inc. REIT	105,242	3,381,425
Universal Health Realty Income Trust REIT	29,630	1,197,941
		12,224,414
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a)	326,612	4,748,939
HealthStream, Inc.	58,278	1,257,639
Schrodinger, Inc. (a) (b)	221,946	6,274,414
Simulations Plus, Inc. (b)	35,522	1,481,267
		13,762,259
HOTEL & RESORT REITs — 2.2%
Apple Hospitality REIT, Inc. (b)	1,004,591	15,410,426
Chatham Lodging Trust REIT	354,925	3,396,632

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
DiamondRock Hospitality Co. REIT	1,522,664	$12,226,992
Pebblebrook Hotel Trust REIT (b)	875,283	11,895,096
Service Properties Trust REIT	1,201,853	9,242,250
Summit Hotel Properties, Inc. REIT	781,373	4,531,963
Sunstone Hotel Investors, Inc. REIT	1,504,900	14,070,815
Xenia Hotels & Resorts, Inc. REIT	779,141	9,178,281
		79,952,455
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a)	171,257	4,017,689
Bloomin' Brands, Inc. (b)	265,720	6,534,055
Brinker International, Inc. (a) (b)	321,751	10,164,114
Cheesecake Factory, Inc. (b)	342,658	10,382,538
Chuy's Holdings, Inc. (a)	60,244	2,143,482
Cracker Barrel Old Country Store, Inc. (b)	160,880	10,811,136
Dave & Buster's Entertainment, Inc. (a)	109,789	4,069,878
Dine Brands Global, Inc. (b)	45,214	2,235,832
Golden Entertainment, Inc.	61,291	2,094,926
Papa John's International, Inc. (b)	130,769	8,921,061
Sabre Corp. (a) (b)	1,496,656	6,719,986
Shake Shack, Inc. Class A (a)	127,986	7,432,147
Six Flags Entertainment Corp. (a)	296,551	6,971,914
		82,498,758
HOUSEHOLD DURABLES — 4.9%
Century Communities, Inc.	207,030	13,825,463
Installed Building Products, Inc.	58,210	7,269,847
iRobot Corp. (a)	200,413	7,595,653
La-Z-Boy, Inc.	314,381	9,708,085
LGI Homes, Inc. (a) (b)	148,823	14,806,400
M/I Homes, Inc. (a)	201,891	16,966,920
MDC Holdings, Inc. (b)	433,166	17,859,434
Meritage Homes Corp.	267,020	32,680,578
Newell Brands, Inc.	2,767,921	24,994,327
Sonos, Inc. (a) (b)	931,661	12,027,744
Tri Pointe Homes, Inc. (a)	719,010	19,664,923
		177,399,374
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	33,541	1,480,500
Central Garden & Pet Co. Class A (a)	154,802	6,206,012
Energizer Holdings, Inc. (b)	482,915	15,472,596
WD-40 Co. (b)	34,486	7,008,935
		30,168,043
INDUSTRIAL REITs — 0.5%
LXP Industrial Trust REIT	2,125,377	18,915,855
Security Description	Shares	Value
INSURANCE — 3.8%
Ambac Financial Group, Inc. (a)	329,099	$3,968,934
American Equity Investment Life Holding Co. (a)	215,640	11,566,929
AMERISAFE, Inc.	62,701	3,139,439
Assured Guaranty Ltd.	198,075	11,987,499
Employers Holdings, Inc.	92,776	3,706,401
Genworth Financial, Inc. Class A (a)	3,363,700	19,711,282
Goosehead Insurance, Inc. Class A (a) (b)	74,625	5,561,801
HCI Group, Inc. (b)	43,669	2,370,790
Horace Mann Educators Corp.	296,695	8,716,899
James River Group Holdings Ltd.	273,259	4,194,526
Lincoln National Corp.	1,232,163	30,422,104
Mercury General Corp.	193,020	5,410,351
ProAssurance Corp.	378,229	7,144,746
Safety Insurance Group, Inc.	46,228	3,152,287
SiriusPoint Ltd. (a) (b)	631,010	6,417,372
Stewart Information Services Corp.	198,661	8,701,352
United Fire Group, Inc.	153,977	3,041,046
		139,213,758
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	315,197	5,522,251
QuinStreet, Inc. (a)	166,757	1,495,810
Shutterstock, Inc. (b)	91,336	3,475,335
TripAdvisor, Inc. (a) (b)	782,015	12,965,809
Yelp, Inc. (a)	209,625	8,718,304
		32,177,509
IT SERVICES — 0.2%
Perficient, Inc. (a)	108,738	6,291,581
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	50,243	2,618,665
Vista Outdoor, Inc. (a) (b)	231,736	7,675,096
		10,293,761
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Cytek Biosciences, Inc. (a) (b)	404,828	2,234,651
Fortrea Holdings, Inc. (a)	643,548	18,399,037
Mesa Laboratories, Inc. (b)	13,049	1,371,058
		22,004,746
MACHINERY — 3.7%
3D Systems Corp. (a) (b)	969,550	4,760,491
Alamo Group, Inc.	20,230	3,496,958
Astec Industries, Inc.	165,188	7,782,007
Barnes Group, Inc.	367,703	12,490,871
CIRCOR International, Inc. (a)	148,107	8,256,965
Enerpac Tool Group Corp.	138,521	3,661,110
ESCO Technologies, Inc.	59,934	6,259,507
Greenbrier Cos., Inc. (b)	224,362	8,974,480
John Bean Technologies Corp.	231,293	24,318,146
Kennametal, Inc.	578,965	14,404,649
Proto Labs, Inc. (a)	189,496	5,002,694

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SPX Technologies, Inc. (a)	125,828	$10,242,399
Standex International Corp.	27,547	4,013,323
Tennant Co.	134,933	10,005,282
Trinity Industries, Inc.	243,814	5,936,871
Wabash National Corp. (b)	143,378	3,028,143
		132,633,896
MEDIA — 1.1%
AMC Networks, Inc. Class A (a)	210,886	2,484,237
DISH Network Corp. Class A (a) (b)	1,802,472	10,562,486
EW Scripps Co. Class A (a) (b)	426,813	2,338,935
John Wiley & Sons, Inc. Class A	309,066	11,487,983
Scholastic Corp.	202,523	7,724,227
Thryv Holdings, Inc. (a)	221,159	4,151,155
		38,749,023
METALS & MINING — 2.2%
ATI, Inc. (a) (b)	354,921	14,604,999
Carpenter Technology Corp.	352,686	23,704,026
Century Aluminum Co. (a)	375,826	2,702,189
Compass Minerals International, Inc.	245,052	6,849,204
Haynes International, Inc.	30,569	1,422,070
Materion Corp.	64,408	6,563,819
Olympic Steel, Inc.	71,129	3,998,161
SunCoke Energy, Inc.	608,413	6,175,392
TimkenSteel Corp. (a) (b)	160,085	3,477,046
Warrior Met Coal, Inc.	166,211	8,490,058
		77,986,964
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 3.5%
Apollo Commercial Real Estate Finance, Inc. REIT	944,602	9,568,818
Arbor Realty Trust, Inc. REIT (b)	1,354,632	20,563,314
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,251,643	27,223,235
Ellington Financial, Inc. REIT (b)	484,647	6,043,548
Franklin BSP Realty Trust, Inc. REIT (b)	597,140	7,906,134
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	466,931	9,898,937
Invesco Mortgage Capital, Inc. REIT (b)	168,922	1,690,909
KKR Real Estate Finance Trust, Inc. REIT	421,643	5,004,903
New York Mortgage Trust, Inc. REIT (b)	662,764	5,626,866
PennyMac Mortgage Investment Trust REIT (b)	630,152	7,813,885
Ready Capital Corp. REIT (b)	1,147,661	11,602,853
Redwood Trust, Inc. REIT (b)	829,300	5,912,909
Two Harbors Investment Corp. REIT	698,475	9,247,809
		128,104,120
Security Description	Shares	Value
MULTI-UTILITIES — 0.5%
Avista Corp.	555,895	$17,994,321
OFFICE REITs — 2.2%
Brandywine Realty Trust REIT	1,250,045	5,675,204
Douglas Emmett, Inc. REIT (b)	1,211,077	15,453,342
Easterly Government Properties, Inc. REIT (b)	678,526	7,755,552
Highwoods Properties, Inc. REIT	767,629	15,820,834
Hudson Pacific Properties, Inc. REIT (b)	921,386	6,127,217
JBG SMITH Properties REIT (b)	683,730	9,886,736
SL Green Realty Corp. REIT (b)	467,677	17,444,352
		78,163,237
OIL, GAS & CONSUMABLE FUELS — 2.0%
California Resources Corp.	334,321	18,725,319
Callon Petroleum Co. (a)	202,029	7,903,374
CVR Energy, Inc. (b)	92,060	3,132,802
Green Plains, Inc. (a) (b)	432,351	13,013,765
Par Pacific Holdings, Inc. (a)	408,074	14,666,180
Talos Energy, Inc. (a) (b)	335,717	5,519,187
World Kinect Corp.	437,262	9,807,787
		72,768,414
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	121,411	4,401,149
Mercer International, Inc. (b)	183,903	1,577,888
Sylvamo Corp. (b)	104,671	4,599,243
		10,578,280
PASSENGER AIRLINES — 1.0%
Allegiant Travel Co.	109,922	8,448,605
Hawaiian Holdings, Inc. (a) (b)	375,017	2,373,858
JetBlue Airways Corp. (a) (b)	2,420,571	11,134,627
SkyWest, Inc. (a)	305,510	12,813,089
		34,770,179
PERSONAL CARE PRODUCTS — 0.5%
Edgewell Personal Care Co.	191,956	7,094,694
Nu Skin Enterprises, Inc. Class A	362,871	7,696,494
USANA Health Sciences, Inc. (a)	81,300	4,764,993
		19,556,181
PHARMACEUTICALS — 0.4%
ANI Pharmaceuticals, Inc. (a)	55,856	3,242,999
Ligand Pharmaceuticals, Inc. (a)	54,534	3,267,677
Phibro Animal Health Corp. Class A	139,068	1,775,898
Prestige Consumer Healthcare, Inc. (a)	107,992	6,176,063
		14,462,637
PROFESSIONAL SERVICES — 0.8%
Forrester Research, Inc. (a)	80,117	2,315,381
Heidrick & Struggles International, Inc.	140,815	3,523,191

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Kelly Services, Inc. Class A	232,932	$4,237,033
Korn Ferry	202,432	9,603,374
Resources Connection, Inc.	224,818	3,352,037
TrueBlue, Inc. (a)	225,193	3,303,581
TTEC Holdings, Inc.	64,688	1,696,120
		28,030,717
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	802,569	5,160,518
Cushman & Wakefield PLC (a) (b)	1,220,937	9,303,540
eXp World Holdings, Inc. (b)	407,183	6,612,652
Kennedy-Wilson Holdings, Inc. (b)	550,774	8,118,409
		29,195,119
RESIDENTIAL REITs — 0.6%
Centerspace REIT	108,566	6,542,187
Elme Communities REIT	637,869	8,700,533
NexPoint Residential Trust, Inc. REIT	78,009	2,510,330
Veris Residential, Inc. REIT	255,951	4,223,191
		21,976,241
RETAIL REITs — 2.7%
Acadia Realty Trust REIT	691,430	9,922,021
Getty Realty Corp. REIT (b)	116,084	3,219,009
Macerich Co. REIT (b)	1,563,509	17,057,883
Phillips Edison & Co., Inc. REIT (b)	486,065	16,302,620
Retail Opportunity Investments Corp. REIT	915,258	11,330,894
RPT Realty REIT	579,850	6,123,216
Saul Centers, Inc. REIT	37,254	1,313,949
SITE Centers Corp. REIT	1,307,307	16,119,095
Tanger Factory Outlet Centers, Inc. REIT	343,829	7,770,535
Urban Edge Properties REIT	418,703	6,389,408
Whitestone REIT	341,758	3,291,130
		98,839,760
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
CEVA, Inc. (a)	61,210	1,186,862
Cohu, Inc. (a)	117,537	4,047,974
FormFactor, Inc. (a)	564,042	19,707,627
Ichor Holdings Ltd. (a)	212,428	6,576,771
Semtech Corp. (a)	464,612	11,963,759
SiTime Corp. (a) (b)	57,142	6,528,474
SMART Global Holdings, Inc. (a) (b)	363,676	8,855,511
Ultra Clean Holdings, Inc. (a)	146,060	4,333,600
		63,200,578
SOFTWARE — 0.9%
Adeia, Inc. (b)	775,428	8,281,571
Cerence, Inc. (a)	292,959	5,967,575
Consensus Cloud Solutions, Inc. (a)	44,625	1,123,657
Security Description	Shares	Value
Digital Turbine, Inc. (a) (b)	218,151	$1,319,814
Ebix, Inc. (b)	166,744	1,647,431
LiveRamp Holdings, Inc. (a)	216,336	6,239,130
N-able, Inc. (a)	160,371	2,068,786
OneSpan, Inc. (a) (b)	123,089	1,323,207
Xperi, Inc. (a)	314,462	3,100,595
		31,071,766
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	217,097	4,817,383
Outfront Media, Inc. REIT	1,054,951	10,655,005
Safehold, Inc. REIT (b)	317,021	5,642,974
Uniti Group, Inc. REIT	953,560	4,500,803
		25,616,165
SPECIALTY RETAIL — 7.8%
Abercrombie & Fitch Co. Class A (a) (b)	363,665	20,499,796
Academy Sports & Outdoors, Inc. (b)	294,342	13,913,546
Advance Auto Parts, Inc. (b)	431,800	24,150,574
American Eagle Outfitters, Inc.	1,348,183	22,393,320
America's Car-Mart, Inc. (a) (b)	43,360	3,945,326
Asbury Automotive Group, Inc. (a)	82,203	18,912,444
Boot Barn Holdings, Inc. (a)	84,927	6,895,223
Buckle, Inc.	67,053	2,238,900
Caleres, Inc. (b)	247,700	7,123,852
Chico's FAS, Inc. (a)	896,729	6,707,533
Designer Brands, Inc. Class A (b)	357,643	4,527,760
Foot Locker, Inc. (b)	593,504	10,297,294
Group 1 Automotive, Inc.	102,038	27,418,631
Guess?, Inc. (b)	198,297	4,291,147
Haverty Furniture Cos., Inc.	47,576	1,369,237
Hibbett, Inc.	40,887	1,942,541
Leslie's, Inc. (a) (b)	467,802	2,647,759
MarineMax, Inc. (a)	144,834	4,753,452
Monro, Inc. (b)	228,217	6,337,586
National Vision Holdings, Inc. (a)	238,394	3,857,215
ODP Corp. (a)	245,939	11,350,085
Sally Beauty Holdings, Inc. (a) (b)	782,792	6,559,797
Shoe Carnival, Inc. (b)	126,237	3,033,475
Signet Jewelers Ltd. (b)	329,824	23,684,662
Sleep Number Corp. (a)	153,272	3,768,959
Sonic Automotive, Inc. Class A (b)	115,623	5,522,155
Upbound Group, Inc. (b)	333,426	9,819,396
Urban Outfitters, Inc. (a)	410,761	13,427,777
Victoria's Secret & Co. (a) (b)	560,349	9,346,621
		280,736,063
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Avid Technology, Inc. (a)	100,981	2,713,359

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Corsair Gaming, Inc. (a)	133,203	$1,935,440
Xerox Holdings Corp. (b)	821,675	12,892,081
		17,540,880
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
G-III Apparel Group Ltd. (a)	294,704	7,344,024
Hanesbrands, Inc. (b)	2,541,405	10,063,964
Kontoor Brands, Inc. (b)	362,865	15,933,402
Movado Group, Inc.	109,005	2,981,287
Oxford Industries, Inc. (b)	30,994	2,979,453
Steven Madden Ltd. (b)	514,255	16,337,881
Wolverine World Wide, Inc. (b)	577,578	4,655,279
		60,295,290
TOBACCO — 0.4%
Universal Corp.	178,955	8,448,465
Vector Group Ltd.	539,109	5,736,120
		14,184,585
TRADING COMPANIES & DISTRIBUTORS — 1.3%
DXP Enterprises, Inc. (a)	99,600	3,480,024
GMS, Inc. (a)	296,122	18,942,924
NOW, Inc. (a)	775,210	9,201,743
Veritiv Corp.	98,432	16,625,165
		48,249,856
WATER UTILITIES — 0.5%
American States Water Co.	83,242	6,549,481
California Water Service Group	159,283	7,535,679
Middlesex Water Co.	46,430	3,075,987
		17,161,147
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Gogo, Inc. (a) (b)	157,080	1,873,964
Shenandoah Telecommunications Co.	365,119	7,525,103
Telephone & Data Systems, Inc.	711,165	13,021,431
		22,420,498
TOTAL COMMON STOCKS (Cost $3,814,780,991)		3,610,512,407
Security Description	Shares	Value
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b)	17,916	$263,365
TOTAL WARRANTS (Cost $0)		263,365
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	3,872,877	3,873,651
State Street Navigator Securities Lending Portfolio II (f) (g)	315,701,398	315,701,398
TOTAL SHORT-TERM INVESTMENTS (Cost $319,575,049)		319,575,049
TOTAL INVESTMENTS — 108.6% (Cost $4,134,356,040)		3,930,350,821
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(310,513,651)
NET ASSETS — 100.0%		$3,619,837,170
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,610,512,407	$—	$—	$3,610,512,407
Warrants	263,365	—	—	263,365
Short-Term Investments	319,575,049	—	—	319,575,049
TOTAL INVESTMENTS	$3,930,350,821	$—	$—	$3,930,350,821
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,477,999	$3,478,695	$41,385,973	$40,991,356	$339	$—	3,872,877	$3,873,651	$53,929
State Street Navigator Securities Lending Portfolio II	362,515,235	362,515,235	344,819,860	391,633,697	—	—	315,701,398	315,701,398	359,179
Total		$365,993,930	$386,205,833	$432,625,053	$339	$—		$319,575,049	$413,108
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	470,642	$28,017,318
AeroVironment, Inc. (a)	371,937	41,482,134
AerSale Corp. (a) (b)	1,168,633	17,459,377
Archer Aviation, Inc. Class A (a) (b)	9,078,816	45,938,809
Axon Enterprise, Inc. (a)	287,954	57,299,966
Boeing Co. (a)	292,642	56,093,619
BWX Technologies, Inc.	857,514	64,296,400
Curtiss-Wright Corp.	309,846	60,615,173
Ducommun, Inc. (a)	257,554	11,206,175
General Dynamics Corp.	283,779	62,706,646
HEICO Corp.	376,053	60,894,262
Hexcel Corp.	884,502	57,616,460
Howmet Aerospace, Inc.	1,297,518	60,010,208
Huntington Ingalls Industries, Inc.	293,240	59,991,039
Kaman Corp.	315,203	6,193,739
Kratos Defense & Security Solutions, Inc. (a)	2,102,612	31,581,232
L3Harris Technologies, Inc.	368,148	64,101,930
Leonardo DRS, Inc. (a) (b)	1,328,014	22,177,834
Lockheed Martin Corp.	146,132	59,762,143
Mercury Systems, Inc. (a) (b)	1,318,514	48,903,684
Moog, Inc. Class A	357,438	40,376,196
National Presto Industries, Inc. (b)	50,246	3,640,825
Northrop Grumman Corp.	146,259	64,381,749
Rocket Lab USA, Inc. (a) (b)	9,972,055	43,677,601
RTX Corp.	740,616	53,302,134
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	3,266,072	52,714,402
Textron, Inc.	817,815	63,904,064
TransDigm Group, Inc. (a)	70,910	59,786,348
Triumph Group, Inc. (a)	3,792,258	29,048,696
V2X, Inc. (a) (b)	176,223	9,103,680
Virgin Galactic Holdings, Inc. (a) (b) (c)	26,998,576	48,597,437
Woodward, Inc.	484,877	60,250,816
TOTAL COMMON STOCKS (Cost $1,530,605,709)		1,445,132,096
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	1,386,171	$1,386,448
State Street Navigator Securities Lending Portfolio II (f) (g)	91,990,977	91,990,977
TOTAL SHORT-TERM INVESTMENTS (Cost $93,377,425)		93,377,425
TOTAL INVESTMENTS — 106.4% (Cost $1,623,983,134)		1,538,509,521
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(92,161,047)
NET ASSETS — 100.0%		$1,446,348,474

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,445,132,096	$—	$—	$1,445,132,096
Short-Term Investments	93,377,425	—	—	93,377,425
TOTAL INVESTMENTS	$1,538,509,521	$—	$—	$1,538,509,521
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,402,370	$1,402,650	$4,180,627	$4,196,783	$75	$(121)	1,386,171	$1,386,448	$17,784
State Street Navigator Securities Lending Portfolio II	76,645,226	76,645,226	178,579,442	163,233,691	—	—	91,990,977	91,990,977	232,263
Virgin Galactic Holdings, Inc.	15,261,096	59,213,052	26,281,162	415,704	(484,638)	(35,996,435)	26,998,576	48,597,437	—
Total		$137,260,928	$209,041,231	$167,846,178	$(484,563)	$(35,996,556)		$141,974,862	$250,047
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 3.1%
Bank of New York Mellon Corp.	413,533	$17,637,183
Northern Trust Corp.	242,417	16,843,133
		34,480,316
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE — 7.0%
Essent Group Ltd.	214,048	10,122,330
MGIC Investment Corp.	925,714	15,450,167
Mr Cooper Group, Inc. (a)	299,142	16,022,046
NMI Holdings, Inc. Class A (a)	196,513	5,323,537
PennyMac Financial Services, Inc.	137,872	9,182,275
Radian Group, Inc.	579,877	14,560,712
Walker & Dunlop, Inc. (b)	97,660	7,250,278
		77,911,345
DIVERSIFIED BANKS — 16.3%
Bank of America Corp.	652,964	17,878,154
Citigroup, Inc.	456,221	18,764,370
Comerica, Inc.	396,278	16,465,351
Fifth Third Bancorp	701,172	17,760,687
First Citizens BancShares, Inc. Class A	13,962	19,268,956
JPMorgan Chase & Co.	128,751	18,671,470
KeyCorp	1,646,049	17,711,487
PNC Financial Services Group, Inc.	158,372	19,443,331
U.S. Bancorp	512,823	16,953,928
Wells Fargo & Co.	451,662	18,454,909
		181,372,643
DIVERSIFIED FINANCIAL SERVICES — 8.0%
Apollo Global Management, Inc.	210,764	18,918,177
Corebridge Financial, Inc. (b)	994,298	19,637,385
Equitable Holdings, Inc.	650,209	18,459,434
Jackson Financial, Inc. Class A (b)	343,874	13,142,864
Voya Financial, Inc. (b)	273,205	18,154,472
		88,312,332
REGIONAL BANKS — 65.2%
Ameris Bancorp	205,387	7,884,807
Associated Banc-Corp.	810,062	13,860,161
Atlantic Union Bankshares Corp. (b)	208,723	6,007,048
Axos Financial, Inc. (a)	211,502	8,007,466
Bank of Hawaii Corp. (b)	365,549	18,164,130
Security Description	Shares	Value
Bank OZK	480,239	$17,802,460
BankUnited, Inc.	444,669	10,093,986
Banner Corp.	98,624	4,179,685
BOK Financial Corp.	100,292	8,021,354
Cadence Bank	701,223	14,879,952
Cathay General Bancorp	149,093	5,182,473
Citizens Financial Group, Inc.	676,577	18,132,264
Columbia Banking System, Inc.	909,086	18,454,446
Commerce Bancshares, Inc.	299,081	14,349,906
Community Bank System, Inc.	220,284	9,298,188
Cullen/Frost Bankers, Inc.	199,766	18,220,657
CVB Financial Corp. (b)	591,769	9,805,612
East West Bancorp, Inc.	346,261	18,251,417
Eastern Bankshares, Inc.	360,597	4,521,886
First BanCorp	628,850	8,464,321
First Financial Bancorp	161,146	3,158,462
First Financial Bankshares, Inc.	250,701	6,297,609
First Hawaiian, Inc.	451,780	8,154,629
First Horizon Corp.	1,565,345	17,250,102
First Interstate BancSystem, Inc. Class A	402,877	10,047,752
First Merchants Corp.	119,810	3,333,114
FNB Corp.	1,168,677	12,610,025
Fulton Financial Corp.	619,167	7,498,112
Glacier Bancorp, Inc. (b)	401,236	11,435,226
Hancock Whitney Corp.	308,611	11,415,521
Hilltop Holdings, Inc.	165,507	4,693,779
Home BancShares, Inc.	532,789	11,156,602
Huntington Bancshares, Inc.	1,703,591	17,717,346
Independent Bank Corp.	118,511	5,817,705
Independent Bank Group, Inc.	129,947	5,139,404
International Bancshares Corp.	103,550	4,487,857
Lakeland Financial Corp. (b)	68,840	3,267,146
M&T Bank Corp.	152,061	19,228,114
New York Community Bancorp, Inc.	1,558,757	17,676,304
Old National Bancorp	1,028,988	14,961,486
Pacific Premier Bancorp, Inc.	250,901	5,459,606
Pinnacle Financial Partners, Inc.	267,025	17,901,356
Popular, Inc.	208,648	13,146,911
Prosperity Bancshares, Inc.	329,681	17,993,989
Regions Financial Corp.	1,033,372	17,773,998
Renasant Corp.	119,512	3,130,019
Seacoast Banking Corp. of Florida	278,719	6,120,669
ServisFirst Bancshares, Inc. (b)	107,814	5,624,656
Simmons First National Corp. Class A	281,145	4,768,219
SouthState Corp. (b)	235,571	15,868,063
Synovus Financial Corp.	616,650	17,142,870

See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	177,219	$10,438,199
Triumph Financial, Inc. (a)	71,947	4,661,446
Truist Financial Corp.	621,825	17,790,413
Trustmark Corp.	133,969	2,911,146
UMB Financial Corp.	202,244	12,549,240
United Bankshares, Inc.	496,297	13,692,834
United Community Banks, Inc.	299,695	7,615,250
Valley National Bancorp (b)	1,900,286	16,266,448
Washington Federal, Inc.	245,906	6,300,112
Webster Financial Corp.	446,220	17,987,128
WesBanco, Inc.	100,559	2,455,651
Western Alliance Bancorp	384,031	17,653,905
Wintrust Financial Corp.	231,294	17,462,697
WSFS Financial Corp.	124,281	4,536,257
Zions Bancorp NA (b)	530,300	18,502,167
		724,681,763
TOTAL COMMON STOCKS (Cost $1,490,524,742)		1,106,758,399
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	605,304	605,425
State Street Navigator Securities Lending Portfolio II (e) (f)	37,428,222	37,428,222
TOTAL SHORT-TERM INVESTMENTS (Cost $38,033,647)		38,033,647
TOTAL INVESTMENTS — 103.0% (Cost $1,528,558,389)		1,144,792,046
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(33,806,802)
NET ASSETS — 100.0%		$1,110,985,244

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,106,758,399	$—	$—	$1,106,758,399
Short-Term Investments	38,033,647	—	—	38,033,647
TOTAL INVESTMENTS	$1,144,792,046	$—	$—	$1,144,792,046
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	416,292	$416,375	$20,125,679	$19,936,610	$(19)	$—	605,304	$605,425	$16,664
State Street Navigator Securities Lending Portfolio II	61,218,060	61,218,060	168,120,348	191,910,186	—	—	37,428,222	37,428,222	66,690
Total		$61,634,435	$188,246,027	$211,846,796	$(19)	$—		$38,033,647	$83,354
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.8%
4D Molecular Therapeutics, Inc. (a) (b)	977,670	$12,445,739
89bio, Inc. (a) (b)	3,031,524	46,806,731
AbbVie, Inc.	472,120	70,374,207
ACADIA Pharmaceuticals, Inc. (a)	2,659,121	55,416,082
ACELYRIN, Inc. (a)	1,378,994	14,024,369
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
ADMA Biologics, Inc. (a)	4,964,058	17,771,328
Agenus, Inc. (a) (b)	13,340,360	15,074,607
Agios Pharmaceuticals, Inc. (a) (b)	1,060,637	26,250,766
Akero Therapeutics, Inc. (a)	1,450,567	73,369,679
Aldeyra Therapeutics, Inc. (a) (b)	2,132,584	14,245,661
Alector, Inc. (a) (b)	1,481,338	9,599,070
Alkermes PLC (a)	2,438,304	68,296,895
Allogene Therapeutics, Inc. (a) (b)	6,230,308	19,750,076
Alnylam Pharmaceuticals, Inc. (a)	349,111	61,827,558
Amgen, Inc.	271,137	72,870,780
Amicus Therapeutics, Inc. (a)	5,596,357	68,051,701
AnaptysBio, Inc. (a)	494,691	8,884,650
Anavex Life Sciences Corp. (a) (b)	2,148,879	14,075,157
Apellis Pharmaceuticals, Inc. (a) (b)	1,691,916	64,360,485
Arcellx, Inc. (a)	1,260,127	45,213,357
Arcturus Therapeutics Holdings, Inc. (a) (b)	1,054,079	26,931,718
Arcus Biosciences, Inc. (a) (b)	2,323,487	41,706,592
Arcutis Biotherapeutics, Inc. (a) (b) (c)	3,327,115	17,666,981
Ardelyx, Inc. (a) (b)	8,712,734	35,547,955
Arrowhead Pharmaceuticals, Inc. (a)	2,352,436	63,209,955
Avid Bioservices, Inc. (a) (b)	1,538,291	14,521,467
Avidity Biosciences, Inc. (a) (b)	2,621,052	16,722,312
Beam Therapeutics, Inc. (a) (b)	2,687,205	64,627,280
BioCryst Pharmaceuticals, Inc. (a) (b)	6,411,460	45,393,137
Biogen, Inc. (a)	271,579	69,798,519
Biohaven Ltd. (a)	2,720,346	70,756,199
BioMarin Pharmaceutical, Inc. (a)	779,881	69,003,871
Biomea Fusion, Inc. (a) (b) (c)	1,855,634	25,533,524
Bluebird Bio, Inc. (a) (b) (c)	10,348,467	31,459,340
Blueprint Medicines Corp. (a)	1,317,367	66,158,171
Bridgebio Pharma, Inc. (a)	2,476,117	65,295,205
Security Description	Shares	Value
Cabaletta Bio, Inc. (a)	937,307	$14,265,813
CareDx, Inc. (a) (b)	2,422,975	16,960,825
Caribou Biosciences, Inc. (a) (b)	3,978,588	19,017,651
Catalyst Pharmaceuticals, Inc. (a)	4,051,117	47,357,558
Celldex Therapeutics, Inc. (a) (b)	1,307,891	35,993,160
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,579,493	34,480,332
Cogent Biosciences, Inc. (a) (b)	1,522,019	14,839,685
Coherus Biosciences, Inc. (a) (b) (c)	6,881,252	25,735,882
Crinetics Pharmaceuticals, Inc. (a)	1,568,946	46,660,454
CRISPR Therapeutics AG (a) (b)	1,408,521	63,932,768
Cytokinetics, Inc. (a) (b)	1,950,561	57,463,527
Day One Biopharmaceuticals, Inc. (a) (b)	1,881,208	23,082,422
Deciphera Pharmaceuticals, Inc. (a)	1,109,120	14,108,006
Denali Therapeutics, Inc. (a)	1,820,339	37,553,594
Disc Medicine, Inc. (a) (b)	495,271	23,267,832
Dynavax Technologies Corp. (a) (b)	3,782,795	55,871,882
Dyne Therapeutics, Inc. (a)	1,106,580	9,914,957
Editas Medicine, Inc. (a) (b)	3,932,865	30,676,347
EQRx, Inc. (a)	4,147,354	9,207,126
Exact Sciences Corp. (a)	897,967	61,259,309
Exelixis, Inc. (a)	3,181,457	69,514,835
Geron Corp. (a) (b)	15,096,448	32,004,470
Gilead Sciences, Inc.	925,562	69,361,616
Halozyme Therapeutics, Inc. (a) (b)	1,826,714	69,780,475
Horizon Therapeutics PLC (a)	609,358	70,496,627
Ideaya Biosciences, Inc. (a) (b)	1,024,450	27,639,661
ImmunoGen, Inc. (a)	4,480,317	71,102,631
Immunovant, Inc. (a)	2,355,329	90,421,080
Incyte Corp. (a)	1,099,355	63,509,738
Inhibrx, Inc. (a) (b)	919,384	16,870,696
Insmed, Inc. (a) (b)	2,160,129	54,543,257
Intellia Therapeutics, Inc. (a) (b)	1,857,230	58,725,613
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,430,055	45,053,220
Ionis Pharmaceuticals, Inc. (a) (b)	1,707,020	77,430,427
Iovance Biotherapeutics, Inc. (a) (b)	11,819,580	53,779,089
Ironwood Pharmaceuticals, Inc. (a) (b)	6,903,860	66,484,172
iTeos Therapeutics, Inc. (a)	675,558	7,397,360
Karuna Therapeutics, Inc. (a)	381,765	64,552,644
Keros Therapeutics, Inc. (a) (b)	461,373	14,708,571

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,104,081	$19,177,887
Krystal Biotech, Inc. (a) (b)	567,087	65,782,092
Kura Oncology, Inc. (a) (b)	1,842,935	16,807,567
Kymera Therapeutics, Inc. (a) (b)	1,191,524	16,562,184
Lyell Immunopharma, Inc. (a) (b)	3,372,505	4,957,582
Madrigal Pharmaceuticals, Inc. (a) (b)	357,698	52,238,216
MannKind Corp. (a) (b)	6,791,278	28,047,978
MiMedx Group, Inc. (a)	1,782,093	12,991,458
Mirati Therapeutics, Inc. (a) (b)	1,972,355	85,915,784
Mirum Pharmaceuticals, Inc. (a) (b)	1,089,148	34,417,077
Moderna, Inc. (a)	653,597	67,510,034
Morphic Holding, Inc. (a) (b)	1,098,742	25,172,179
Myriad Genetics, Inc. (a)	1,654,579	26,539,447
Natera, Inc. (a)	1,297,713	57,423,800
Neurocrine Biosciences, Inc. (a)	643,783	72,425,587
Novavax, Inc. (a) (b) (c)	7,839,738	56,759,703
Nurix Therapeutics, Inc. (a) (b)	784,334	6,164,865
Nuvalent, Inc. Class A (a) (b)	759,277	34,903,964
Point Biopharma Global, Inc. (a) (b)	1,770,991	11,812,510
Prime Medicine, Inc. (a) (b)	1,022,759	9,757,121
Protagonist Therapeutics, Inc. (a) (b)	2,779,582	46,363,428
Prothena Corp. PLC (a) (b)	1,239,515	59,806,599
PTC Therapeutics, Inc. (a)	1,637,539	36,697,249
RAPT Therapeutics, Inc. (a) (b)	778,678	12,941,628
Recursion Pharmaceuticals, Inc. Class A (a) (b)	8,728,128	66,770,179
Regeneron Pharmaceuticals, Inc. (a)	84,627	69,644,636
REGENXBIO, Inc. (a) (b)	1,046,264	17,221,505
Relay Therapeutics, Inc. (a) (b)	2,997,853	25,211,944
Replimune Group, Inc. (a) (b)	1,482,877	25,372,025
REVOLUTION Medicines, Inc. (a)	1,792,150	49,606,712
Rhythm Pharmaceuticals, Inc. (a) (b)	1,292,205	29,623,800
Rocket Pharmaceuticals, Inc. (a)	1,917,702	39,293,714
Roivant Sciences Ltd. (a) (b)	5,581,583	65,192,889
Sage Therapeutics, Inc. (a) (b) (c)	3,254,902	66,985,883
Sana Biotechnology, Inc. (a) (b)	2,578,283	9,977,955
Sarepta Therapeutics, Inc. (a)	586,594	71,106,925
Seagen, Inc. (a)	344,064	72,993,178
Seres Therapeutics, Inc. (a) (b) (c)	7,431,050	17,685,899
Security Description	Shares	Value
SpringWorks Therapeutics, Inc. (a) (b)	1,425,325	$32,953,514
Syndax Pharmaceuticals, Inc. (a)	2,254,834	32,740,190
TG Therapeutics, Inc. (a) (b)	6,769,869	56,596,105
Travere Therapeutics, Inc. (a) (b)	2,873,257	25,686,918
Twist Bioscience Corp. (a) (b)	2,689,763	54,494,598
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,452,894	51,795,671
uniQure NV (a) (b) (c)	3,101,675	20,812,239
United Therapeutics Corp. (a)	312,440	70,570,823
Vaxcyte, Inc. (a) (b)	1,294,443	65,990,704
Vera Therapeutics, Inc. (a)	1,082,719	14,844,077
Veracyte, Inc. (a)	1,686,097	37,650,546
Vericel Corp. (a) (b)	993,933	33,316,634
Vertex Pharmaceuticals, Inc. (a)	205,048	71,303,392
Verve Therapeutics, Inc. (a) (b)	2,224,414	29,495,730
Viking Therapeutics, Inc. (a) (b)	4,426,262	48,998,720
Vir Biotechnology, Inc. (a) (b)	4,168,816	39,061,806
Viridian Therapeutics, Inc. (a) (b)	2,081,652	31,932,542
Xencor, Inc. (a) (b)	878,945	17,710,742
Zentalis Pharmaceuticals, Inc. (a) (b)	1,592,366	31,942,862
		5,423,902,896
HEALTH CARE EQUIPMENT — 0.0% (d)
OmniAb, Inc. (a) (b) (e) (f)	161,959	—
OmniAb, Inc. (a) (b) (e) (f)	161,959	—
		—
PHARMACEUTICALS — 0.1%
Scilex Holding Co. (a)	5,938,074	8,313,303
TOTAL COMMON STOCKS (Cost $7,113,571,358)		5,432,216,199
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (g) (h)	3,658,288	3,659,020

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	462,959,813	$462,959,813
TOTAL SHORT-TERM INVESTMENTS (Cost $466,618,831)		466,618,833
TOTAL INVESTMENTS — 108.5% (Cost $7,580,190,189)		5,898,835,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(463,959,951)
NET ASSETS — 100.0%		$5,434,875,081

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,432,140,735	$75,464	$0(a)	$5,432,216,199
Short-Term Investments	466,618,833	—	—	466,618,833
TOTAL INVESTMENTS	$5,898,759,568	$75,464	$0	$5,898,835,032
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2023.
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
Arcturus Therapeutics Holdings, Inc.	1,355,141	$38,865,444	$16,252,611	$24,477,242	$1,214,684	$—*	—	$—*	$—
Arcutis Biotherapeutics, Inc.	4,273,971	40,730,944	14,317,894	20,208,190	(17,021,281)	(152,386)	3,327,115	17,666,981	—
Ardelyx, Inc.	17,845,281	60,495,503	26,003,987	67,090,172	3,446,046	—*	—	—*	—
Avidity Biosciences, Inc.	4,685,206	51,958,935	15,408,663	29,490,059	(31,765,592)	—*	—	—*	—
Biomea Fusion, Inc.	1,170,948	25,702,309	20,367,126	9,699,297	(667,626)	(10,168,988)	1,855,634	25,533,524	—
Bioxcel Therapeutics, Inc.	1,689,894	11,254,694	4,045,254	9,448,683	(28,872,337)	—*	—	—*	—
Bluebird Bio, Inc.	14,087,477	46,347,799	19,346,480	31,418,029	(14,784,306)	11,967,396	10,348,467	31,459,340	—
CareDx, Inc.	2,931,817	24,920,444	10,724,719	14,433,875	(17,253,464)	—*	—	—*	—
Catalyst Pharmaceuticals, Inc.	6,112,156	82,147,377	31,532,177	57,025,399	(9,340,537)	—*	—	—*	—
Coherus Biosciences, Inc.	—	—	37,638,795	3,506,747	(273,837)	(8,122,329)	6,881,252	25,735,882	—
Editas Medicine, Inc.	4,917,317	40,469,519	16,624,209	24,580,906	(9,631,693)	—*	—	—*	—
Emergent BioSolutions, Inc	4,973,044	36,551,873	9,883,262	29,221,032	(134,709,741)	—*	—	—*	—
Fate Therapeutics, Inc.	8,165,594	38,868,227	9,719,123	27,155,972	(28,794,292)	—*	—	—*	—
Intercept Pharmaceuticals, Inc.	3,524,818	38,984,487	15,325,522	28,395,683	(8,670,897)	27,809,791	2,430,055	45,053,220	—
Novavax, Inc	9,507,925	70,643,883	29,995,425	42,224,043	(124,919,495)	123,263,933	7,839,738	56,759,703	—
Sage Therapeutics, Inc.	1,185,757	55,754,294	62,968,166	18,948,430	(1,033,550)	(31,754,597)	3,254,902	66,985,883	—
Seres Therapeutics, Inc.	6,612,059	31,671,763	13,098,102	10,355,084	(539,666)	(16,189,216)	7,431,050	17,685,899	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,170,348	2,170,782	82,856,463	81,368,328	101	2	3,658,288	3,659,020	67,694
State Street Navigator Securities Lending Portfolio II	633,689,418	633,689,418	486,484,221	657,213,826	—	—	462,959,813	462,959,813	2,116,388
Travere Therapeutics, Inc.	4,260,550	65,442,048	23,435,009	41,857,398	(20,249,807)	—*	—	—*	—
Twist Bioscience Corp.	3,537,498	72,377,209	30,866,262	47,581,160	(16,403,244)	—*	—	—*	—
uniQure NV	1,693,939	19,412,541	18,673,118	7,375,843	(292,405)	(9,605,172)	3,101,675	20,812,239	—
Total		$1,488,459,493	$995,566,588	$1,283,075,398	$(460,562,939)	$87,048,434		$774,311,504	$2,184,082
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2023.
*	As of September 30, 2023, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 45.3%
Affiliated Managers Group, Inc.	42,438	$5,531,369
Ameriprise Financial, Inc.	16,281	5,367,520
Ares Management Corp. Class A	52,956	5,447,584
Artisan Partners Asset Management, Inc. Class A	147,799	5,530,639
AssetMark Financial Holdings, Inc. (a)	68,664	1,722,093
Avantax, Inc. (a)	188,908	4,832,267
Bank of New York Mellon Corp.	125,454	5,350,613
BlackRock, Inc.	8,113	5,244,973
Blackstone, Inc.	49,907	5,347,036
Blue Owl Capital, Inc. (b)	466,410	6,044,674
Brightsphere Investment Group, Inc.	118,557	2,298,820
Carlyle Group, Inc.	173,552	5,234,328
Cohen & Steers, Inc.	89,350	5,601,352
Diamond Hill Investment Group, Inc.	6,825	1,150,490
Federated Hermes, Inc.	161,297	5,463,129
Franklin Resources, Inc.	216,624	5,324,618
Hamilton Lane, Inc. Class A	61,659	5,576,440
Invesco Ltd.	363,509	5,278,151
Janus Henderson Group PLC	207,440	5,356,101
KKR & Co., Inc.	89,448	5,509,997
Northern Trust Corp.	73,561	5,111,018
P10, Inc. Class A	125,043	1,456,751
SEI Investments Co.	91,488	5,510,322
State Street Corp. (c)	80,015	5,357,804
StepStone Group, Inc. Class A	126,977	4,009,934
T Rowe Price Group, Inc.	51,433	5,393,779
TPG, Inc. (b)	191,337	5,763,070
Victory Capital Holdings, Inc. Class A	167,401	5,581,149
Virtus Investment Partners, Inc.	24,203	4,888,764
WisdomTree, Inc. (b)	602,567	4,217,969
		144,502,754
FINANCIAL EXCHANGES & DATA — 22.6%
Cboe Global Markets, Inc.	36,675	5,729,002
CME Group, Inc.	27,421	5,490,233
Coinbase Global, Inc. Class A (a)	68,367	5,132,994
Donnelley Financial Solutions, Inc. (a)	82,257	4,629,424
FactSet Research Systems, Inc.	13,082	5,720,235
Intercontinental Exchange, Inc.	48,855	5,375,027
MarketAxess Holdings, Inc.	24,767	5,291,222
Moody's Corp.	16,533	5,227,239
Morningstar, Inc.	22,178	5,194,975
MSCI, Inc.	10,510	5,392,471
Nasdaq, Inc.	109,172	5,304,667
Security Description	Shares	Value
Open Lending Corp. Class A (a)	443,347	$3,245,300
S&P Global, Inc.	14,370	5,250,942
Tradeweb Markets, Inc. Class A	65,193	5,228,478
		72,212,209
INVESTMENT BANKING & BROKERAGE — 31.9%
B Riley Financial, Inc. (b)	120,729	4,948,682
BGC Group, Inc. Class A	975,742	5,151,918
Charles Schwab Corp.	94,722	5,200,238
Evercore, Inc. Class A	40,164	5,537,812
Goldman Sachs Group, Inc.	17,265	5,586,436
Houlihan Lokey, Inc.	53,747	5,757,379
Interactive Brokers Group, Inc. Class A	59,451	5,146,079
Jefferies Financial Group, Inc.	151,606	5,553,328
Lazard Ltd. Class A	169,948	5,270,087
LPL Financial Holdings, Inc.	23,126	5,495,894
Moelis & Co. Class A (b)	119,807	5,406,890
Morgan Stanley	66,138	5,401,490
Perella Weinberg Partners	122,322	1,245,238
Piper Sandler Cos.	38,456	5,588,041
PJT Partners, Inc. Class A (b)	72,630	5,769,727
Raymond James Financial, Inc.	52,865	5,309,232
Robinhood Markets, Inc. Class A (a)	522,955	5,130,189
Stifel Financial Corp.	87,633	5,384,171
StoneX Group, Inc. (a)	36,418	3,529,633
Virtu Financial, Inc. Class A	305,423	5,274,655
		101,687,119
TOTAL COMMON STOCKS (Cost $325,492,965)		318,402,082
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	407,088	407,169
State Street Navigator Securities Lending Portfolio II (c) (f)	17,586,867	17,586,867
TOTAL SHORT-TERM INVESTMENTS (Cost $17,994,036)		17,994,036
TOTAL INVESTMENTS — 105.5% (Cost $343,487,001)		336,396,118
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(17,447,983)
NET ASSETS — 100.0%		$318,948,135

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$318,402,082	$—	$—	$318,402,082
Short-Term Investments	17,994,036	—	—	17,994,036
TOTAL INVESTMENTS	$336,396,118	$—	$—	$336,396,118

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	30,384	$2,223,501	$3,565,341	$138,962	$3,314	$(295,390)	80,015	$5,357,804	$55,210
State Street Institutional Liquid Reserves Fund, Premier Class	237,542	237,590	2,002,131	1,832,576	27	(3)	407,088	407,169	4,128
State Street Navigator Securities Lending Portfolio II	4,491,999	4,491,999	44,356,833	31,261,965	—	—	17,586,867	17,586,867	15,441
Total		$6,953,090	$49,924,305	$33,233,503	$3,341	$(295,393)		$23,351,840	$74,779
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.6%
General Dynamics Corp.	1,217,858	$269,110,082
L3Harris Technologies, Inc.	1,263,369	219,977,811
Lockheed Martin Corp.	595,523	243,545,086
		732,632,979
AIR FREIGHT & LOGISTICS — 1.4%
CH Robinson Worldwide, Inc. (a)	1,847,054	159,086,761
Expeditors International of Washington, Inc. (a)	1,002,656	114,934,457
		274,021,218
BANKS — 2.3%
Bank OZK (a)	1,656,311	61,399,449
Commerce Bancshares, Inc.	1,779,166	85,364,385
Community Bank System, Inc. (a)	867,400	36,612,954
Cullen/Frost Bankers, Inc.	1,002,730	91,459,003
Prosperity Bancshares, Inc.	1,453,533	79,333,831
UMB Financial Corp.	663,112	41,146,099
United Bankshares, Inc.	2,134,066	58,878,881
		454,194,602
BEVERAGES — 3.4%
Brown-Forman Corp. Class B	1,982,208	114,353,579
Coca-Cola Co.	5,395,291	302,028,390
PepsiCo, Inc.	1,580,290	267,764,338
		684,146,307
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	3,499,294	521,604,764
BUILDING PRODUCTS — 1.2%
A O Smith Corp.	1,927,239	127,448,315
Carlisle Cos., Inc.	467,289	121,149,346
		248,597,661
CAPITAL MARKETS — 3.7%
FactSet Research Systems, Inc. (a)	250,043	109,333,802
Franklin Resources, Inc. (a)	4,207,725	103,425,881
S&P Global, Inc.	231,023	84,418,114
SEI Investments Co.	1,549,154	93,305,545
T Rowe Price Group, Inc.	3,403,478	356,922,738
		747,406,080
CHEMICALS — 6.7%
Air Products & Chemicals, Inc.	838,506	237,632,601
Albemarle Corp. (a)	324,077	55,106,053
Ecolab, Inc.	650,072	110,122,197
HB Fuller Co.	865,053	59,351,286
International Flavors & Fragrances, Inc. (a)	4,073,583	277,696,153
Linde PLC	376,089	140,036,739
PPG Industries, Inc.	1,187,594	154,149,701
RPM International, Inc.	2,004,425	190,039,534
Sherwin-Williams Co.	365,454	93,209,043
Security Description	Shares	Value
Stepan Co.	347,700	$26,067,069
		1,343,410,376
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc. (a)	1,061,378	42,465,734
Brady Corp. Class A	733,227	40,268,827
Cintas Corp.	197,258	94,883,071
MSA Safety, Inc.	609,667	96,114,002
		273,731,634
CONSUMER STAPLES DISTRIBUTION & RETAIL — 5.3%
Casey's General Stores, Inc.	304,337	82,633,582
Sysco Corp.	3,942,648	260,411,901
Target Corp.	2,755,174	304,639,589
Walgreens Boots Alliance, Inc. (a)	11,172,921	248,485,763
Walmart, Inc.	1,005,857	160,866,710
		1,057,037,545
CONTAINERS & PACKAGING — 2.1%
Amcor PLC	23,702,610	217,115,907
AptarGroup, Inc.	1,015,101	126,928,229
Sonoco Products Co.	1,595,942	86,739,448
		430,783,584
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,446,663	208,869,204
ELECTRIC UTILITIES — 4.6%
Eversource Energy	5,465,867	317,840,166
NextEra Energy, Inc.	3,724,398	213,370,762
Southern Co.	6,098,346	394,684,953
		925,895,881
ELECTRICAL EQUIPMENT — 1.3%
Emerson Electric Co.	2,705,762	261,295,436
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc. (a)	447,372	64,363,410
FOOD PRODUCTS — 4.6%
Archer-Daniels-Midland Co.	3,215,099	242,482,767
Flowers Foods, Inc.	3,195,975	70,886,725
Hormel Foods Corp.	4,716,598	179,372,222
J M Smucker Co. (a)	1,691,271	207,874,119
Lancaster Colony Corp.	340,180	56,139,905
McCormick & Co., Inc.	2,239,487	169,394,797
		926,150,535
GAS UTILITIES — 2.6%
Atmos Energy Corp.	2,239,634	237,244,430
National Fuel Gas Co.	1,493,620	77,533,814
New Jersey Resources Corp.	1,591,159	64,648,790
ONE Gas, Inc. (a)	875,858	59,803,584
UGI Corp.	3,473,425	79,888,775
		519,119,393
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	1,877,867	181,871,419
Becton Dickinson & Co.	576,867	149,137,425

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	3,879,485	$303,996,445
		635,005,289
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	2,432,471	211,187,132
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	742,459	195,593,399
HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc. (a)	2,129,889	54,120,479
HOUSEHOLD PRODUCTS — 6.1%
Church & Dwight Co., Inc.	1,186,793	108,745,843
Clorox Co. (a)	2,042,473	267,686,511
Colgate-Palmolive Co.	3,540,750	251,782,732
Kimberly-Clark Corp.	2,728,556	329,745,993
Procter & Gamble Co.	1,787,215	260,683,180
		1,218,644,259
INDUSTRIAL CONGLOMERATES — 3.0%
3M Co.	6,329,315	592,550,470
INSURANCE — 5.9%
Aflac, Inc.	3,672,125	281,835,594
Brown & Brown, Inc.	1,026,643	71,700,747
Chubb Ltd.	1,000,809	208,348,418
Cincinnati Financial Corp.	2,480,601	253,740,676
Old Republic International Corp.	4,240,853	114,248,580
RenaissanceRe Holdings Ltd.	443,734	87,823,833
RLI Corp.	629,599	85,556,208
W R Berkley Corp.	1,310,521	83,204,978
		1,186,459,034
IT SERVICES — 2.8%
International Business Machines Corp. (a)	3,969,274	556,889,142
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris, Inc. (a)	797,009	83,000,517
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	55,589	20,857,549
MACHINERY — 7.1%
Caterpillar, Inc.	881,377	240,615,921
Donaldson Co., Inc.	1,947,109	116,125,581
Dover Corp.	986,628	137,644,472
Franklin Electric Co., Inc.	606,008	54,074,094
Graco, Inc.	1,337,462	97,474,230
Illinois Tool Works, Inc.	895,528	206,249,054
Lincoln Electric Holdings, Inc. (a)	682,833	124,132,211
Nordson Corp.	454,965	101,534,539
Pentair PLC	2,218,296	143,634,666
Stanley Black & Decker, Inc.	2,353,741	196,725,673
		1,418,210,441
MEDIA — 0.1%
John Wiley & Sons, Inc. Class A	665,768	24,746,597
Security Description	Shares	Value
METALS & MINING — 1.1%
Nucor Corp.	797,876	$124,747,913
Royal Gold, Inc.	997,461	106,060,028
		230,807,941
MULTI-UTILITIES — 2.2%
Avista Corp.	1,233,362	39,923,928
Black Hills Corp.	1,088,355	55,059,880
Consolidated Edison, Inc.	4,164,191	356,163,256
		451,147,064
OIL, GAS & CONSUMABLE FUELS — 4.4%
Chevron Corp.	2,686,202	452,947,381
Exxon Mobil Corp.	3,594,747	422,670,353
		875,617,734
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	1,083,574	21,758,166
Nu Skin Enterprises, Inc. Class A (a)	918,986	19,491,693
		41,249,859
PHARMACEUTICALS — 1.4%
Johnson & Johnson	1,798,761	280,157,026
PROFESSIONAL SERVICES — 1.3%
Automatic Data Processing, Inc.	1,045,192	251,452,291
RESIDENTIAL REITs — 1.0%
Essex Property Trust, Inc. REIT	988,753	209,704,624
RETAIL REITs — 3.2%
Federal Realty Investment Trust REIT	1,123,458	101,818,998
NNN REIT, Inc.	2,878,203	101,715,694
Realty Income Corp. REIT	8,983,969	448,659,412
		652,194,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Microchip Technology, Inc.	1,991,988	155,474,663
SOFTWARE — 0.3%
Roper Technologies, Inc.	127,927	61,952,488
SPECIALTY RETAIL — 0.9%
Lowe's Cos., Inc.	918,268	190,852,821
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	1,217,146	116,383,501
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	4,449,029	243,094,945
WW Grainger, Inc.	132,635	91,762,198
		334,857,143
WATER UTILITIES — 1.2%
American States Water Co.	590,708	46,476,906
California Water Service Group	898,974	42,530,460
Essential Utilities, Inc.	3,742,819	128,490,976

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SJW Group	439,913	$26,443,170
		243,941,512
TOTAL COMMON STOCKS (Cost $20,841,533,643)		19,966,317,688
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (b) (c)	69,912,308	69,926,290
State Street Navigator Securities Lending Portfolio II (d) (e)	246,805,167	246,805,167
TOTAL SHORT-TERM INVESTMENTS (Cost $316,731,457)		316,731,457
TOTAL INVESTMENTS — 101.1% (Cost $21,158,265,100)		20,283,049,145
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(211,359,893)
NET ASSETS — 100.0%		$20,071,689,252

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	376	12/15/2023	$84,830,673	$81,319,400	$(3,511,273)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,966,317,688	$—	$—	$19,966,317,688
Short-Term Investments	316,731,457	—	—	316,731,457
TOTAL INVESTMENTS	$20,283,049,145	$—	$—	$20,283,049,145
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,511,273)	$—	$—	$(3,511,273)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,511,273)	$—	$—	$(3,511,273)
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
ABM Industries, Inc.	3,541,033	$151,025,058	$472,780	$115,006,960	$2,964,144	$—*	—	$—*	$779,027
Avista Corp	7,424,165	291,546,960	418,397	239,529,754	(9,403,723)	—*	—	—*	575,355
Black Hills Corp.	4,632,663	279,164,272	599,444	214,302,668	(22,216,805)	—*	—	—*	689,799
Brady Corp.	2,497,174	118,790,567	369,268	91,322,697	8,109,686	—*	—	—*	573,068
John Wiley & Sons, Inc.	3,018,528	102,720,508	237,816	80,756,904	(44,343,926)	—*	—	—*	1,056,485
Leggett & Platt, Inc.	10,949,805	324,333,224	597,330	258,531,587	(91,774,725)	—*	—	—*	990,473
Nu Skin Enterprises, Inc.	5,881,950	195,280,740	222,752	146,009,398	(68,775,072)	—*	—	—*	362,755
ONE Gas, Inc	3,110,109	238,887,472	636,596	177,334,281	(7,342,956)	—*	—	—*	577,749
SJW Group	1,935,914	135,726,931	291,137	105,653,559	(10,411,441)	—*	—	—*	169,763
State Street Institutional Liquid Reserves Fund, Premier Class	600,155,172	600,275,203	430,075,733	960,430,260	7,166	(1,552)	69,912,308	69,926,290	3,727,525
State Street Navigator Securities Lending Portfolio II	381,931,207	381,931,207	1,034,434,696	1,169,560,736	—	—	246,805,167	246,805,167	125,510
Total		$2,819,682,142	$1,468,355,949	$3,558,438,804	$(243,187,652)	$(1,552)		$316,731,457	$9,627,509
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2023.
*	As of September 30, 2023, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 77.2%
Abbott Laboratories	61,845	$5,989,688
Alphatec Holdings, Inc. (a)	438,741	5,690,471
AngioDynamics, Inc. (a)	346,698	2,534,362
Artivion, Inc. (a)	106,472	1,614,116
AtriCure, Inc. (a)	149,729	6,558,130
Axonics, Inc. (a) (b)	107,178	6,014,829
Baxter International, Inc.	161,104	6,080,065
Becton Dickinson & Co.	23,353	6,037,451
Boston Scientific Corp. (a)	115,656	6,106,637
CONMED Corp.	57,726	5,821,667
Dexcom, Inc. (a)	59,710	5,570,943
Edwards Lifesciences Corp. (a)	84,109	5,827,072
Enovis Corp. (a)	115,293	6,079,400
Envista Holdings Corp. (a)	208,577	5,815,127
GE HealthCare Technologies, Inc.	95,993	6,531,364
Glaukos Corp. (a)	83,761	6,303,015
Globus Medical, Inc. Class A (a)	122,523	6,083,267
Hologic, Inc. (a)	86,254	5,986,028
IDEXX Laboratories, Inc. (a)	13,372	5,847,174
Inari Medical, Inc. (a)	94,496	6,180,038
Inspire Medical Systems, Inc. (a)	27,741	5,504,924
Insulet Corp. (a)	36,239	5,779,758
Integer Holdings Corp. (a)	77,410	6,071,266
Integra LifeSciences Holdings Corp. (a)	160,700	6,137,133
Intuitive Surgical, Inc. (a)	20,891	6,106,230
iRhythm Technologies, Inc. (a)	64,710	6,099,565
LeMaitre Vascular, Inc.	82,520	4,495,690
LivaNova PLC (a)	116,146	6,141,800
Masimo Corp. (a)	59,132	5,184,694
Medtronic PLC	77,921	6,105,890
Nevro Corp. (a)	312,291	6,002,233
Novocure Ltd. (a)	311,036	5,023,231
Omnicell, Inc. (a)	116,077	5,228,108
Orthofix Medical, Inc. (a)	171,011	2,199,201
Outset Medical, Inc. (a) (b)	477,765	5,198,083
Paragon 28, Inc. (a)	205,624	2,580,581
Penumbra, Inc. (a)	21,264	5,143,974
PROCEPT BioRobotics Corp. (a)	187,426	6,149,447
Pulmonx Corp. (a)	172,484	1,781,760
QuidelOrtho Corp. (a)	83,475	6,097,014
ResMed, Inc.	42,105	6,226,066
Shockwave Medical, Inc. (a)	27,622	5,499,540
SI-BONE, Inc. (a)	301,701	6,408,129
Silk Road Medical, Inc. (a)	334,946	5,020,841
STERIS PLC	27,968	6,136,739
Stryker Corp.	21,521	5,881,044
Surmodics, Inc. (a)	43,251	1,387,925
Tactile Systems Technology, Inc. (a)	258,706	3,634,819
Tandem Diabetes Care, Inc. (a)	265,221	5,508,640
Teleflex, Inc.	30,129	5,917,637
Security Description	Shares	Value
TransMedics Group, Inc. (a) (b)	106,370	$5,823,758
Treace Medical Concepts, Inc. (a)	448,256	5,876,636
Varex Imaging Corp. (a)	232,888	4,375,966
Zimmer Biomet Holdings, Inc.	51,644	5,795,490
		289,194,656
HEALTH CARE SUPPLIES — 22.6%
Align Technology, Inc. (a)	18,748	5,724,139
Atrion Corp.	2,919	1,206,043
Avanos Medical, Inc. (a)	233,245	4,716,214
Cerus Corp. (a)	1,241,631	2,011,442
Cooper Cos., Inc.	17,798	5,659,942
DENTSPLY SIRONA, Inc.	173,057	5,911,627
Embecta Corp.	390,850	5,882,293
Haemonetics Corp. (a)	70,418	6,308,044
ICU Medical, Inc. (a) (b)	47,773	5,685,465
Lantheus Holdings, Inc. (a)	93,820	6,518,614
Merit Medical Systems, Inc. (a)	97,926	6,758,853
Neogen Corp. (a)	319,417	5,921,991
OraSure Technologies, Inc. (a)	378,042	2,241,789
OrthoPediatrics Corp. (a)	69,285	2,217,120
RxSight, Inc. (a)	214,909	5,993,812
STAAR Surgical Co. (a)	142,082	5,708,855
UFP Technologies, Inc. (a)	38,690	6,246,500
		84,712,743
TOTAL COMMON STOCKS (Cost $484,379,598)		373,907,399
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	601,878	601,998
State Street Navigator Securities Lending Portfolio II (e) (f)	4,202,159	4,202,159
TOTAL SHORT-TERM INVESTMENTS (Cost $4,804,156)		4,804,157
TOTAL INVESTMENTS — 101.1% (Cost $489,183,754)		378,711,556
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(4,136,433)
NET ASSETS — 100.0%		$374,575,123

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$373,907,399	$—	$—	$373,907,399
Short-Term Investments	4,804,157	—	—	4,804,157
TOTAL INVESTMENTS	$378,711,556	$—	$—	$378,711,556

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,452	$131,478	$1,013,637	$543,125	$7	$1	601,878	$601,998	$2,633
State Street Navigator Securities Lending Portfolio II	13,379,982	13,379,982	47,857,817	57,035,640	—	—	4,202,159	4,202,159	58,093
Total		$13,511,460	$48,871,454	$57,578,765	$7	$1		$4,804,157	$60,726
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 50.3%
23andMe Holding Co. Class A (a) (b)	604,739	$591,253
Accolade, Inc. (a)	96,869	1,024,874
Addus HomeCare Corp. (a)	22,903	1,951,107
Agiliti, Inc. (a)	78,665	510,536
agilon health, Inc. (a) (b)	104,752	1,860,396
Amedisys, Inc. (a)	20,711	1,934,407
AMN Healthcare Services, Inc. (a)	22,302	1,899,684
Apollo Medical Holdings, Inc. (a)	29,762	918,158
Castle Biosciences, Inc. (a) (b)	65,180	1,100,890
Chemed Corp.	3,867	2,009,680
Cigna Group	6,867	1,964,443
CorVel Corp. (a)	7,265	1,428,662
Cross Country Healthcare, Inc. (a)	80,832	2,003,825
CVS Health Corp.	29,353	2,049,427
DaVita, Inc. (a)	20,227	1,912,058
DocGo, Inc. (a) (b)	169,860	905,354
Enhabit, Inc. (a)	113,482	1,276,673
Fulgent Genetics, Inc. (a) (b)	46,533	1,244,292
Guardant Health, Inc. (a)	57,206	1,695,586
Hims & Hers Health, Inc. (a)	295,987	1,861,758
Laboratory Corp. of America Holdings	9,506	1,911,181
LifeStance Health Group, Inc. (a) (b)	160,472	1,102,443
ModivCare, Inc. (a)	36,267	1,142,773
National Research Corp.	4,490	199,221
NeoGenomics, Inc. (a)	142,217	1,749,269
OPKO Health, Inc. (a) (b)	606,913	971,061
Option Care Health, Inc. (a)	56,297	1,821,208
Pediatrix Medical Group, Inc. (a)	81,123	1,031,073
Premier, Inc. Class A	83,486	1,794,949
Privia Health Group, Inc. (a)	75,944	1,746,712
Quest Diagnostics, Inc.	15,216	1,854,222
R1 RCM, Inc. (a)	115,111	1,734,723
RadNet, Inc. (a)	64,125	1,807,684
		49,009,582
HEALTH CARE DISTRIBUTORS — 14.4%
AdaptHealth Corp. (a)	178,941	1,628,363
Cardinal Health, Inc.	21,770	1,890,071
Cencora, Inc.	10,876	1,957,354
Henry Schein, Inc. (a)	26,160	1,942,380
McKesson Corp.	4,593	1,997,266
Owens & Minor, Inc. (a)	115,524	1,866,868
Patterson Cos., Inc.	66,647	1,975,417
PetIQ, Inc. (a)	39,280	773,816
		14,031,535
Security Description	Shares	Value
HEALTH CARE FACILITIES — 18.7%
Acadia Healthcare Co., Inc. (a)	26,639	$1,872,988
Brookdale Senior Living, Inc. (a)	182,917	757,276
Community Health Systems, Inc. (a)	290,269	841,780
Encompass Health Corp.	27,720	1,861,675
Ensign Group, Inc.	20,131	1,870,774
HCA Healthcare, Inc.	7,065	1,737,849
National HealthCare Corp.	6,890	440,822
Select Medical Holdings Corp.	72,061	1,820,981
Surgery Partners, Inc. (a) (b)	60,399	1,766,671
Tenet Healthcare Corp. (a)	25,849	1,703,191
U.S. Physical Therapy, Inc.	18,704	1,715,718
Universal Health Services, Inc. Class B	14,697	1,847,854
		18,237,579
MANAGED HEALTH CARE — 16.5%
Alignment Healthcare, Inc. (a)	155,583	1,079,746
Centene Corp. (a)	29,547	2,035,197
Clover Health Investments Corp. (a) (b)	1,075,928	1,162,002
Elevance Health, Inc.	4,307	1,875,354
HealthEquity, Inc. (a)	28,410	2,075,350
Humana, Inc.	4,132	2,010,301
Molina Healthcare, Inc. (a)	6,031	1,977,505
Progyny, Inc. (a)	53,200	1,809,864
UnitedHealth Group, Inc.	4,020	2,026,844
		16,052,163
TOTAL COMMON STOCKS (Cost $110,448,029)		97,330,859
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	87,088	87,105
State Street Navigator Securities Lending Portfolio II (e) (f)	2,760,989	2,760,989
TOTAL SHORT-TERM INVESTMENTS (Cost $2,848,094)		2,848,094
TOTAL INVESTMENTS — 102.8% (Cost $113,296,123)		100,178,953
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(2,771,637)
NET ASSETS — 100.0%		$97,407,316

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$97,330,859	$—	$—	$97,330,859
Short-Term Investments	2,848,094	—	—	2,848,094
TOTAL INVESTMENTS	$100,178,953	$—	$—	$100,178,953

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,973	$31,979	$356,482	$301,359	$3	$—	87,088	$87,105	$826
State Street Navigator Securities Lending Portfolio II	2,220,400	2,220,400	8,865,585	8,324,996	—	—	2,760,989	2,760,989	1,929
Total		$2,252,379	$9,222,067	$8,626,355	$3	$—		$2,848,094	$2,755
See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 47.2%
A O Smith Corp.	530,256	$35,065,829
Advanced Drainage Systems, Inc.	364,344	41,473,277
Allegion PLC	442,740	46,133,508
Builders FirstSource, Inc. (a)	342,112	42,589,523
Carlisle Cos., Inc.	190,385	49,359,215
Carrier Global Corp.	815,919	45,038,729
Fortune Brands Innovations, Inc.	631,600	39,260,256
Johnson Controls International PLC	834,571	44,407,523
Lennox International, Inc.	123,616	46,286,775
Masco Corp.	851,180	45,495,571
Owens Corning	335,020	45,700,078
Trane Technologies PLC	232,369	47,149,994
Trex Co., Inc. (a)	551,617	33,996,156
		561,956,434
HOME FURNISHINGS — 3.6%
Tempur Sealy International, Inc.	976,419	42,318,000
HOME IMPROVEMENT RETAIL — 11.2%
Floor & Decor Holdings, Inc. Class A (a) (b)	510,676	46,216,178
Home Depot, Inc.	145,580	43,988,453
Lowe's Cos., Inc.	206,924	43,007,084
		133,211,715
HOMEBUILDING — 33.6%
Cavco Industries, Inc. (a)	33,711	8,955,664
Century Communities, Inc.	121,637	8,122,919
DR Horton, Inc.	407,950	43,842,387
Dream Finders Homes, Inc. Class A (a) (b)	151,940	3,377,626
Green Brick Partners, Inc. (a) (b)	294,910	12,241,714
Installed Building Products, Inc.	120,516	15,051,243
Lennar Corp. Class A	403,348	45,267,746
LGI Homes, Inc. (a) (b)	120,186	11,957,305
M/I Homes, Inc. (a)	187,929	15,793,553
MDC Holdings, Inc.	369,139	15,219,601
NVR, Inc. (a)	7,603	45,338,970
PulteGroup, Inc.	592,923	43,905,948
Security Description	Shares	Value
Skyline Champion Corp. (a)	191,700	$12,215,124
Taylor Morrison Home Corp. (a)	600,928	25,605,542
Toll Brothers, Inc.	591,463	43,744,604
TopBuild Corp. (a)	128,110	32,232,476
Tri Pointe Homes, Inc. (a)	617,298	16,883,100
		399,755,522
HOMEFURNISHING RETAIL — 4.3%
Williams-Sonoma, Inc. (b)	333,206	51,780,213
TOTAL COMMON STOCKS (Cost $1,327,108,062)		1,189,021,884
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	982,634	982,830
State Street Navigator Securities Lending Portfolio II (e) (f)	46,717,919	46,717,919
TOTAL SHORT-TERM INVESTMENTS (Cost $47,700,749)		47,700,749
TOTAL INVESTMENTS — 103.9% (Cost $1,374,808,811)		1,236,722,633
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(46,595,689)
NET ASSETS — 100.0%		$1,190,126,944

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,189,021,884	$—	$—	$1,189,021,884
Short-Term Investments	47,700,749	—	—	47,700,749
TOTAL INVESTMENTS	$1,236,722,633	$—	$—	$1,236,722,633

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	429,169	$429,255	$8,394,473	$7,840,871	$(27)	$—	982,634	$982,830	$10,729
State Street Navigator Securities Lending Portfolio II	61,594,352	61,594,352	212,492,977	227,369,410	—	—	46,717,919	46,717,919	38,435
Total		$62,023,607	$220,887,450	$235,210,281	$(27)	$—		$47,700,749	$49,164
See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 13.4%
Aon PLC Class A	40,504	$13,132,207
Arthur J Gallagher & Co.	59,191	13,491,405
Brown & Brown, Inc.	184,690	12,898,749
Marsh & McLennan Cos., Inc.	69,340	13,195,402
Ryan Specialty Holdings, Inc. (a) (b)	275,765	13,347,026
Willis Towers Watson PLC	66,580	13,912,557
		79,977,346
LIFE & HEALTH INSURANCE — 24.6%
Aflac, Inc.	180,472	13,851,226
American Equity Investment Life Holding Co. (a)	251,485	13,489,655
Brighthouse Financial, Inc. (a)	195,464	9,566,008
CNO Financial Group, Inc.	362,883	8,611,214
Genworth Financial, Inc. Class A (a)	1,403,463	8,224,293
Globe Life, Inc.	123,714	13,451,423
Lincoln National Corp.	526,084	12,989,014
MetLife, Inc.	213,314	13,419,584
Primerica, Inc.	66,965	12,991,880
Principal Financial Group, Inc.	179,162	12,912,205
Prudential Financial, Inc.	142,022	13,476,468
Unum Group	280,522	13,798,877
		146,781,847
MULTI-LINE INSURANCE — 6.9%
American International Group, Inc.	226,359	13,717,356
Assurant, Inc.	97,602	14,013,695
Hartford Financial Services Group, Inc.	188,914	13,395,892
		41,126,943
PROPERTY & CASUALTY INSURANCE — 47.2%
Allstate Corp.	127,168	14,167,787
American Financial Group, Inc.	122,758	13,708,386
Arch Capital Group Ltd. (a)	174,800	13,933,308
Assured Guaranty Ltd.	114,192	6,910,900
Axis Capital Holdings Ltd.	222,960	12,568,255
Chubb Ltd.	65,983	13,736,341
Cincinnati Financial Corp.	128,617	13,156,233
Erie Indemnity Co. Class A	48,863	14,355,461
Fidelity National Financial, Inc.	315,530	13,031,389
Security Description	Shares	Value
First American Financial Corp.	224,188	$12,664,380
Hanover Insurance Group, Inc.	103,659	11,504,076
Kemper Corp.	157,337	6,612,874
Kinsale Capital Group, Inc.	32,934	13,638,957
Loews Corp.	216,328	13,695,726
Markel Group, Inc. (a)	9,174	13,508,623
Old Republic International Corp.	498,875	13,439,693
Palomar Holdings, Inc. (a)	73,916	3,751,237
Progressive Corp.	99,481	13,857,703
RLI Corp.	101,687	13,818,246
Selective Insurance Group, Inc.	138,089	14,246,642
Travelers Cos., Inc.	84,459	13,792,999
W R Berkley Corp.	218,067	13,845,074
White Mountains Insurance Group Ltd.	4,575	6,842,782
		280,787,072
REINSURANCE — 7.7%
Enstar Group Ltd. (a)	19,755	4,780,710
Everest Group Ltd.	36,422	13,536,965
Reinsurance Group of America, Inc.	94,481	13,717,696
RenaissanceRe Holdings Ltd.	68,637	13,584,635
		45,620,006
TOTAL COMMON STOCKS (Cost $628,797,658)		594,293,214
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d) (Cost $652,824)	652,694	652,824
TOTAL INVESTMENTS — 99.9% (Cost $629,450,482)		594,946,038
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		403,464
NET ASSETS — 100.0%		$595,349,502

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$594,293,214	$—	$—	$594,293,214
Short-Term Investment	652,824	—	—	652,824
TOTAL INVESTMENTS	$594,946,038	$—	$—	$594,946,038

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,104,759	$1,104,980	$3,833,022	$4,285,203	$30	$(5)	652,694	$652,824	$6,327
State Street Navigator Securities Lending Portfolio II	27,150	27,150	1,200	28,350	—	—	—	—	4
Total		$1,132,130	$3,834,222	$4,313,553	$30	$(5)		$652,824	$6,331
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTERACTIVE MEDIA & SERVICES — 59.1%
Alphabet, Inc. Class C (a)	5,903	$778,310
Bumble, Inc. Class A (a)	51,486	768,171
Cargurus, Inc. (a)	44,111	772,825
Cars.com, Inc. (a)	17,045	287,379
Eventbrite, Inc. Class A (a)	50,740	500,296
fuboTV, Inc. (a) (b)	268,171	716,017
IAC, Inc. (a)	14,967	754,187
Match Group, Inc. (a)	18,385	720,232
Meta Platforms, Inc. Class A (a)	2,719	816,271
Pinterest, Inc. Class A (a)	29,397	794,601
QuinStreet, Inc. (a)	15,281	137,071
Rumble, Inc. (a)	43,606	222,391
Shutterstock, Inc. (b)	20,390	775,839
Snap, Inc. Class A (a)	86,249	768,479
TripAdvisor, Inc. (a)	51,683	856,904
Vimeo, Inc. (a)	51,143	181,046
Yelp, Inc. (a)	18,545	771,286
Ziff Davis, Inc. (a)	12,510	796,762
ZipRecruiter, Inc. Class A (a)	22,927	274,895
ZoomInfo Technologies, Inc. (a)	46,042	755,089
		12,448,051
INTERNET SERVICES & INFRASTRUCTURE — 40.8%
Akamai Technologies, Inc. (a)	7,737	824,300
BigCommerce Holdings, Inc. Class 1 (a)	33,510	330,744
Cloudflare, Inc. Class A (a)	12,921	814,540
DigitalOcean Holdings, Inc. (a) (b)	30,163	724,817
Fastly, Inc. Class A (a)	35,212	675,014
GoDaddy, Inc. Class A (a)	10,859	808,778
MongoDB, Inc. (a)	2,147	742,561
Okta, Inc. (a)	9,268	755,435
Snowflake, Inc. Class A (a)	4,880	745,518
Security Description	Shares	Value
Squarespace, Inc. Class A (a)	22,886	$663,007
Twilio, Inc. Class A (a)	12,368	723,899
VeriSign, Inc. (a)	3,921	794,120
		8,602,733
TOTAL COMMON STOCKS (Cost $25,583,959)		21,050,784
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	17,705	17,708
State Street Navigator Securities Lending Portfolio II (e) (f)	944,279	944,279
TOTAL SHORT-TERM INVESTMENTS (Cost $961,988)		961,987
TOTAL INVESTMENTS — 104.5% (Cost $26,545,947)		22,012,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(942,995)
NET ASSETS — 100.0%		$21,069,776

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,050,784	$—	$—	$21,050,784
Short-Term Investments	961,987	—	—	961,987
TOTAL INVESTMENTS	$22,012,771	$—	$—	$22,012,771
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,089	$5,090	$28,598	$15,980	$—	$—	17,705	$17,708	$84
State Street Navigator Securities Lending Portfolio II	1,556,526	1,556,526	3,418,762	4,031,009	—	—	944,279	944,279	14,321
Total		$1,561,616	$3,447,360	$4,046,989	$—	$—		$961,987	$14,405
See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 7.2%
Alcoa Corp.	2,528,549	$73,479,634
Century Aluminum Co. (a) (b)	4,348,478	31,265,557
Kaiser Aluminum Corp. (b)	259,300	19,514,918
		124,260,109
COAL & CONSUMABLE FUELS — 13.0%
CONSOL Energy, Inc. (b)	764,982	80,254,261
Peabody Energy Corp. (b)	3,216,402	83,594,288
Uranium Energy Corp. (a) (b)	11,584,238	59,658,826
		223,507,375
COPPER — 3.9%
Freeport-McMoRan, Inc.	1,808,421	67,436,019
DIVERSIFIED METALS & MINING — 10.0%
Compass Minerals International, Inc. (b)	1,127,854	31,523,519
Materion Corp.	274,276	27,951,467
MP Materials Corp. (a) (b)	3,317,058	63,355,808
Piedmont Lithium, Inc. (a) (b) (c)	1,233,384	48,965,345
		171,796,139
GOLD — 10.5%
Coeur Mining, Inc. (a) (b) (c)	19,667,245	43,661,284
Newmont Corp.	1,834,522	67,785,588
Royal Gold, Inc.	652,395	69,369,160
		180,816,032
SILVER — 4.1%
Hecla Mining Co. (b)	17,762,741	69,452,318
STEEL — 51.2%
Alpha Metallurgical Resources, Inc.	325,839	84,630,163
Arch Resources, Inc.	504,070	86,024,586
ATI, Inc. (a) (b)	1,596,981	65,715,768
Carpenter Technology Corp.	1,027,825	69,080,118
Cleveland-Cliffs, Inc. (a)	4,989,531	77,986,370
Commercial Metals Co.	1,328,310	65,631,797
Haynes International, Inc. (b)	152,485	7,093,602
Nucor Corp.	430,800	67,355,580
Olympic Steel, Inc.	251,047	14,111,352
Reliance Steel & Aluminum Co.	262,946	68,952,330
Ryerson Holding Corp.	1,351,272	39,308,503
Schnitzer Steel Industries, Inc. Class A	696,579	19,399,725
Security Description	Shares	Value
Steel Dynamics, Inc.	690,181	$74,001,207
SunCoke Energy, Inc.	1,539,574	15,626,676
TimkenSteel Corp. (a) (b)	827,669	17,976,971
U.S. Steel Corp.	2,309,815	75,022,791
Worthington Industries, Inc.	512,654	31,692,270
		879,609,809
TOTAL COMMON STOCKS (Cost $1,978,862,866)		1,716,877,801
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	1,387,582	1,387,860
State Street Navigator Securities Lending Portfolio II (f) (g)	110,568,771	110,568,771
TOTAL SHORT-TERM INVESTMENTS (Cost $111,956,631)		111,956,631
TOTAL INVESTMENTS — 106.4% (Cost $2,090,819,497)		1,828,834,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(110,251,181)
NET ASSETS — 100.0%		$1,718,583,251

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,716,877,801	$—	$—	$1,716,877,801
Short-Term Investments	111,956,631	—	—	111,956,631
TOTAL INVESTMENTS	$1,828,834,432	$—	$—	$1,828,834,432

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
Coeur Mining, Inc.	14,143,094	$40,166,387	$26,469,894	$12,677,837	$(1,113,881)	$(9,183,279)	19,667,245	$43,661,284	$—
Piedmont Lithium, Inc.	772,639	44,588,997	35,368,175	13,442,400	(1,471,525)	(16,077,902)	1,233,384	48,965,345	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,380,701	2,381,177	10,693,855	11,687,220	49	(1)	1,387,582	1,387,860	22,579
State Street Navigator Securities Lending Portfolio II	105,386,834	105,386,834	283,615,752	278,433,815	—	—	110,568,771	110,568,771	77,466
Total		$192,523,395	$356,147,676	$316,241,272	$(2,585,357)	$(25,261,182)		$204,583,260	$100,045
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 29.0%
Diamond Offshore Drilling, Inc. (a)	1,178,035	$17,293,554
Helmerich & Payne, Inc.	426,867	17,996,713
Nabors Industries Ltd. (a)	151,087	18,604,853
Noble Corp. PLC (b)	364,524	18,463,141
Patterson-UTI Energy, Inc.	1,251,292	17,317,881
Transocean Ltd. (a) (b)	2,294,546	18,838,223
Valaris Ltd. (a)	262,179	19,658,181
		128,172,546
OIL & GAS EQUIPMENT & SERVICES — 70.9%
Archrock, Inc.	782,853	9,863,948
Baker Hughes Co.	507,965	17,941,324
Bristow Group, Inc. (a)	121,132	3,412,289
Cactus, Inc. Class A	340,211	17,081,994
ChampionX Corp.	496,544	17,686,897
Core Laboratories, Inc.	361,285	8,674,453
DMC Global, Inc. (a)	167,998	4,110,911
Dril-Quip, Inc. (a)	218,555	6,156,694
Expro Group Holdings NV (a)	635,190	14,755,464
Halliburton Co.	454,684	18,414,702
Helix Energy Solutions Group, Inc. (a)	1,176,175	13,137,875
Liberty Energy, Inc.	1,056,833	19,572,547
NOV, Inc.	888,700	18,573,830
Oceaneering International, Inc. (a)	730,383	18,785,451
Oil States International, Inc. (a)	576,719	4,827,138
ProPetro Holding Corp. (a)	1,035,297	11,005,207
RPC, Inc.	1,407,760	12,585,374
Schlumberger NV	311,938	18,185,985
Select Water Solutions, Inc. Class A	884,695	7,033,325
TechnipFMC PLC (b)	892,506	18,153,572
TETRA Technologies, Inc. (a)	1,037,770	6,620,973
Tidewater, Inc. (a)	271,942	19,326,918
Security Description	Shares	Value
U.S. Silica Holdings, Inc. (a)	681,392	$9,566,744
Weatherford International PLC (a)	199,101	17,984,793
		313,458,408
TOTAL COMMON STOCKS (Cost $400,264,920)		441,630,954
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	266,686	266,739
State Street Navigator Securities Lending Portfolio II (e) (f)	20,916,766	20,916,766
TOTAL SHORT-TERM INVESTMENTS (Cost $21,183,505)		21,183,505
TOTAL INVESTMENTS — 104.7% (Cost $421,448,425)		462,814,459
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(20,955,462)
NET ASSETS — 100.0%		$441,858,997

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$441,630,954	$—	$—	$441,630,954
Short-Term Investments	21,183,505	—	—	21,183,505
TOTAL INVESTMENTS	$462,814,459	$—	$—	$462,814,459
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	144,345	$144,374	$1,116,903	$994,517	$(15)	$(6)	266,686	$266,739	$3,683
State Street Navigator Securities Lending Portfolio II	18,618,135	18,618,135	37,773,313	35,474,682	—	—	20,916,766	20,916,766	14,435
Total		$18,762,509	$38,890,216	$36,469,199	$(15)	$(6)		$21,183,505	$18,118
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 7.5%
Chevron Corp.	552,397	$93,145,182
Exxon Mobil Corp.	799,016	93,948,301
Occidental Petroleum Corp.	1,414,994	91,804,811
		278,898,294
OIL & GAS EXPLORATION & PRODUCTION — 73.6%
Antero Resources Corp. (a)	3,446,773	87,479,099
APA Corp.	2,087,032	85,777,015
Berry Corp.	1,067,171	8,750,802
California Resources Corp. (b)	1,153,408	64,602,382
Callon Petroleum Co. (a) (b)	2,323,296	90,887,340
Chord Energy Corp.	574,158	93,053,787
Civitas Resources, Inc. (b)	1,061,208	85,819,891
CNX Resources Corp. (a) (b)	4,114,619	92,908,097
Comstock Resources, Inc. (b)	4,927,282	54,347,920
ConocoPhillips	752,740	90,178,252
Coterra Energy, Inc.	3,275,647	88,606,251
Crescent Energy Co. Class A (b)	671,043	8,481,984
Denbury, Inc. (a)	965,104	94,589,843
Devon Energy Corp.	1,754,134	83,672,192
Diamondback Energy, Inc.	592,066	91,699,182
Earthstone Energy, Inc. Class A (a)	1,504,165	30,444,300
EOG Resources, Inc.	695,915	88,214,185
EQT Corp.	2,174,575	88,244,253
Gulfport Energy Corp. (a)	244,172	28,973,450
Hess Corp.	575,421	88,039,413
Kosmos Energy Ltd. (a) (b)	7,523,060	61,538,631
Magnolia Oil & Gas Corp. Class A (b)	3,276,872	75,073,138
Marathon Oil Corp.	3,382,389	90,478,906
Matador Resources Co. (b)	1,458,421	86,746,881
Murphy Oil Corp.	1,985,645	90,049,001
Northern Oil & Gas, Inc. (b)	1,983,395	79,791,981
Ovintiv, Inc.	1,952,090	92,860,921
Permian Resources Corp. (b)	6,455,154	90,113,950
Pioneer Natural Resources Co.	386,827	88,796,138
Range Resources Corp. (b)	2,843,108	92,145,130
SilverBow Resources, Inc. (a) (b)	337,677	12,078,706
Sitio Royalties Corp. Class A (b)	925,153	22,397,954
SM Energy Co.	2,218,939	87,980,931
Southwestern Energy Co. (a)	13,870,028	89,461,681
Talos Energy, Inc. (a) (b)	2,933,243	48,222,515
Tellurian, Inc. (a) (b)	16,226,640	18,822,902
Texas Pacific Land Corp. (b)	39,737	72,462,804
VAALCO Energy, Inc. (b)	1,537,302	6,748,756
Vital Energy, Inc. (a) (b)	928,695	51,468,277
Vitesse Energy, Inc.	554,050	12,682,204
Security Description	Shares	Value
W&T Offshore, Inc. (a) (b)	3,365,492	$14,740,855
		2,729,431,900
OIL & GAS REFINING & MARKETING — 18.7%
Clean Energy Fuels Corp. (a) (b)	2,932,127	11,230,046
CVR Energy, Inc. (b)	1,387,026	47,200,495
Delek U.S. Holdings, Inc.	1,717,288	48,788,152
Gevo, Inc. (a) (b)	9,519,956	11,328,748
Green Plains, Inc. (a) (b)	1,212,221	36,487,852
HF Sinclair Corp.	1,514,544	86,222,990
Marathon Petroleum Corp.	594,810	90,018,545
Par Pacific Holdings, Inc. (a)	1,162,354	41,775,003
PBF Energy, Inc. Class A	1,707,806	91,418,855
Phillips 66	755,730	90,800,960
REX American Resources Corp. (a)	96,299	3,921,295
Valero Energy Corp.	650,279	92,151,037
Vertex Energy, Inc. (a) (b)	4,623,076	20,572,688
World Kinect Corp. (b)	1,035,772	23,232,366
		695,149,032
TOTAL COMMON STOCKS (Cost $3,856,592,082)		3,703,479,226
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	6,639,737	6,641,065
State Street Navigator Securities Lending Portfolio II (e) (f)	266,221,729	266,221,729
TOTAL SHORT-TERM INVESTMENTS (Cost $272,862,794)		272,862,794
TOTAL INVESTMENTS — 107.1% (Cost $4,129,454,876)		3,976,342,020
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(265,198,157)
NET ASSETS — 100.0%		$3,711,143,863

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	90	12/15/2023	$8,715,173	$8,599,500	$(115,673)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,703,479,226	$—	$—	$3,703,479,226
Short-Term Investments	272,862,794	—	—	272,862,794
TOTAL INVESTMENTS	$3,976,342,020	$—	$—	$3,976,342,020
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(115,673)	$—	$—	$(115,673)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(115,673)	$—	$—	$(115,673)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,555,672	$2,556,183	$32,048,291	$27,962,883	$(526)	$—	6,639,737	$6,641,065	$57,104
State Street Navigator Securities Lending Portfolio II	272,551,728	272,551,728	584,283,211	590,613,210	—	—	266,221,729	266,221,729	228,462
Vertex Energy, Inc.	4,581,258	28,632,863	11,765,983	11,067,749	(360,052)	—*	—	—*	—
Vital Energy, Inc.	1,002,506	45,263,146	25,009,050	(29,323,011)	(1,167,573)	—*	—	—*	—
Total		$349,003,920	$653,106,535	$600,320,831	$(1,528,151)	$—		$272,862,794	$285,566
*	As of September 30, 2023, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Aclaris Therapeutics, Inc. (a)	181,569	$1,243,748
Amphastar Pharmaceuticals, Inc. (a)	112,486	5,173,231
Amylyx Pharmaceuticals, Inc. (a)	285,566	5,228,713
ANI Pharmaceuticals, Inc. (a)	25,678	1,490,865
Arvinas, Inc. (a)	89,192	1,751,731
Axsome Therapeutics, Inc. (a) (b)	115,331	8,060,484
Bristol-Myers Squibb Co.	152,933	8,876,231
Cassava Sciences, Inc. (a) (b)	202,030	3,361,779
Catalent, Inc. (a)	191,861	8,735,431
Collegium Pharmaceutical, Inc. (a)	66,517	1,486,655
Corcept Therapeutics, Inc. (a)	102,817	2,801,249
Cymabay Therapeutics, Inc. (a) (b)	263,611	3,930,440
Elanco Animal Health, Inc. (a)	802,537	9,020,516
Eli Lilly & Co.	15,860	8,518,882
Evolus, Inc. (a)	117,835	1,077,012
Harmony Biosciences Holdings, Inc. (a)	100,669	3,298,923
Harrow, Inc. (a) (b)	130,442	1,874,452
Innoviva, Inc. (a)	134,361	1,745,349
Intra-Cellular Therapies, Inc. (a)	158,457	8,254,025
Jazz Pharmaceuticals PLC (a)	68,192	8,826,773
Johnson & Johnson	57,931	9,022,753
Ligand Pharmaceuticals, Inc. (a)	27,461	1,645,463
Merck & Co., Inc.	85,295	8,781,120
Ocular Therapeutix, Inc. (a) (b)	299,331	939,899
Organon & Co.	482,188	8,370,784
Pacira BioSciences, Inc. (a)	150,821	4,627,188
Perrigo Co. PLC	274,490	8,769,956
Pfizer, Inc.	271,574	9,008,110
Phathom Pharmaceuticals, Inc. (a)	69,960	725,485
Pliant Therapeutics, Inc. (a) (b)	174,967	3,033,928
Prestige Consumer Healthcare, Inc. (a)	65,040	3,719,638
Revance Therapeutics, Inc. (a) (b)	518,184	5,943,570
Royalty Pharma PLC Class A	318,650	8,648,161
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	104,603	$2,883,905
Tarsus Pharmaceuticals, Inc. (a) (b)	84,107	1,494,581
Theravance Biopharma, Inc. (a) (b)	108,806	938,996
Ventyx Biosciences, Inc. (a)	152,181	5,285,246
Viatris, Inc.	920,020	9,071,397
Zoetis, Inc.	50,067	8,710,657
TOTAL COMMON STOCKS (Cost $229,623,233)		196,377,326
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	464,539	464,632
State Street Navigator Securities Lending Portfolio II (e) (f)	9,633,272	9,633,272
TOTAL SHORT-TERM INVESTMENTS (Cost $10,097,904)		10,097,904
TOTAL INVESTMENTS — 104.9% (Cost $239,721,137)		206,475,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(9,607,915)
NET ASSETS — 100.0%		$196,867,315

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$196,377,326	$—	$—	$196,377,326
Short-Term Investments	10,097,904	—	—	10,097,904
TOTAL INVESTMENTS	$206,475,230	$—	$—	$206,475,230
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	123,248	$123,272	$1,255,927	$914,542	$(13)	$(12)	464,539	$464,632	$3,513
State Street Navigator Securities Lending Portfolio II	8,279,078	8,279,078	85,636,618	84,282,424	—	—	9,633,272	9,633,272	30,492
Total		$8,402,350	$86,892,545	$85,196,966	$(13)	$(12)		$10,097,904	$34,005
See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
BANKS — 98.1%
Ameris Bancorp	474,314	$18,208,914
Associated Banc-Corp. (a)	1,870,835	32,009,987
Atlantic Union Bankshares Corp. (a)	481,995	13,871,816
Axos Financial, Inc. (b)	488,473	18,493,588
Bank of Hawaii Corp. (a)	844,216	41,949,093
Bank OZK	1,646,051	61,019,111
BankUnited, Inc.	1,026,940	23,311,538
BOK Financial Corp.	231,560	18,520,169
Cadence Bank	1,619,431	34,364,326
Citizens Financial Group, Inc.	3,028,020	81,150,936
Columbia Banking System, Inc.	2,246,641	45,606,812
Commerce Bancshares, Inc.	690,674	33,138,539
Community Bank System, Inc.	508,660	21,470,539
Cullen/Frost Bankers, Inc.	631,762	57,623,012
Customers Bancorp, Inc. (b)	504,799	17,390,326
CVB Financial Corp. (a)	1,366,676	22,645,821
East West Bancorp, Inc.	1,232,096	64,943,780
First BanCorp (c)	1,452,231	19,547,029
First BanCorp (a)(c)	227,263	6,395,181
First Financial Bankshares, Inc. (a)	578,984	14,544,078
First Hawaiian, Inc. (a)	1,043,317	18,831,872
First Horizon Corp.	7,005,429	77,199,828
First Interstate BancSystem, Inc. Class A	930,392	23,203,977
FNB Corp.	2,698,923	29,121,379
Fulton Financial Corp.	1,429,939	17,316,561
Glacier Bancorp, Inc. (a)	926,606	26,408,271
Hancock Whitney Corp. (a)	712,626	26,360,036
Home BancShares, Inc.	1,230,450	25,765,623
Huntington Bancshares, Inc.	7,624,157	79,291,233
M&T Bank Corp.	680,583	86,059,720
New York Community Bancorp, Inc. (a)	6,976,050	79,108,407
Old National Bancorp	2,376,334	34,551,896
PacWest Bancorp (a)(d)	6,057,276	47,913,053
Pinnacle Financial Partners, Inc.	616,676	41,341,959
Popular, Inc.	481,769	30,356,265
Prosperity Bancshares, Inc.	874,544	47,732,612
Regions Financial Corp.	4,624,747	79,545,648
Seacoast Banking Corp. of Florida	643,638	14,134,290
SouthState Corp. (a)	543,989	36,643,099
Synovus Financial Corp.	1,583,899	44,032,392
Texas Capital Bancshares, Inc. (b)	409,259	24,105,355
Truist Financial Corp.	2,782,905	79,618,912
Security Description	Shares	Value
UMB Financial Corp.	467,017	$28,978,405
United Bankshares, Inc.	1,146,187	31,623,299
United Community Banks, Inc. (a)	692,108	17,586,464
Valley National Bancorp (a)	4,388,429	37,564,952
Washington Federal, Inc.	567,876	14,548,983
Webster Financial Corp.	1,252,992	50,508,108
Western Alliance Bancorp	1,718,709	79,009,053
Wintrust Financial Corp.	534,118	40,325,909
Zions Bancorp NA	2,373,221	82,801,681
Other Securities		514,720,415
		2,512,514,252
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e)(f)	39,076,651	39,084,467
State Street Navigator Securities Lending Portfolio II (g)(h)	84,910,785	84,910,785
TOTAL SHORT-TERM INVESTMENTS (Cost $123,995,252)		123,995,252
TOTAL INVESTMENTS — 102.9% (Cost $3,196,057,697)		2,636,509,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(74,842,399)
NET ASSETS — 100.0%		$2,561,667,105
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid Received	Unrealized Appreciation (Depreciation)	Value
Receive	PacWest Bancorp	SOFR + 0.65%	Quarterly	USD	$4,500,000	9/15/2024	Goldman Sachs & Co. LLC	$—	$(1,921,500)	$(1,921,500)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,512,514,252	$—	$—	$2,512,514,252
Short-Term Investments	123,995,252	—	—	123,995,252
TOTAL INVESTMENTS	$2,636,509,504	$—	$—	$2,636,509,504
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts - Unrealized Depreciation	$—	$(1,921,500)	$—	$(1,921,500)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(1,921,500)	$—	$(1,921,500)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
PacWest Bancorp	7,207,282	$58,739,348	$41,146,272	$49,891,414	$1,171,573	$(3,252,726)	6,057,276	$47,913,053	$68,167
State Street Institutional Liquid Reserves Fund, Premier Class	625,696	625,821	91,198,426	52,740,188	408	—	39,076,651	39,084,467	127,447
State Street Navigator Securities Lending Portfolio II	88,167,898	88,167,898	277,854,851	281,111,964	—	—	84,910,785	84,910,785	130,329
Total		$147,533,067	$410,199,549	$383,743,566	$1,171,981	$(3,252,726)		$171,908,305	$325,943
See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 23.3%
Abercrombie & Fitch Co. Class A (a)	102,821	$5,796,020
American Eagle Outfitters, Inc.	342,863	5,694,955
Boot Barn Holdings, Inc. (a)	64,128	5,206,552
Buckle, Inc.	129,626	4,328,212
Burlington Stores, Inc. (a)	35,121	4,751,871
Caleres, Inc.	159,201	4,578,621
Chico's FAS, Inc. (a)	677,522	5,067,865
Designer Brands, Inc. Class A (b)	456,483	5,779,075
Foot Locker, Inc. (b)	302,225	5,243,604
Gap, Inc. (b)	486,456	5,171,027
Genesco, Inc. (a)	80,532	2,481,996
Guess?, Inc.	237,536	5,140,279
Revolve Group, Inc. (a) (b)	419,784	5,713,260
Ross Stores, Inc.	45,932	5,188,019
Shoe Carnival, Inc. (b)	119,966	2,882,783
TJX Cos., Inc.	59,949	5,328,267
Urban Outfitters, Inc. (a)	172,131	5,626,962
Victoria's Secret & Co. (a)	331,061	5,522,098
		89,501,466
AUTOMOTIVE RETAIL — 20.9%
Advance Auto Parts, Inc. (b)	84,854	4,745,884
America's Car-Mart, Inc. (a) (b)	20,028	1,822,348
Arko Corp.	90,225	645,109
Asbury Automotive Group, Inc. (a)	24,666	5,674,907
AutoNation, Inc. (a)	36,058	5,459,181
AutoZone, Inc. (a)	2,096	5,323,819
Camping World Holdings, Inc. Class A (b)	249,199	5,086,152
CarMax, Inc. (a)	67,533	4,776,609
Carvana Co. (a)	116,745	4,900,955
Group 1 Automotive, Inc.	20,900	5,616,039
Lithia Motors, Inc.	18,423	5,440,865
Monro, Inc.	147,633	4,099,768
Murphy USA, Inc.	17,525	5,988,818
O'Reilly Automotive, Inc. (a)	5,719	5,197,770
Penske Automotive Group, Inc.	34,347	5,738,010
Sonic Automotive, Inc. Class A	92,482	4,416,940
Valvoline, Inc.	161,960	5,221,590
		80,154,764
BROADLINE RETAIL — 11.2%
Amazon.com, Inc. (a)	39,661	5,041,706
Dillard's, Inc. Class A (b)	17,186	5,685,301
eBay, Inc.	126,236	5,565,745
Etsy, Inc. (a)	81,669	5,274,184
Kohl's Corp. (b)	226,638	4,750,333
Macy's, Inc. (b)	464,215	5,389,536
Nordstrom, Inc. (b)	374,479	5,594,716
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a)	71,372	$5,508,491
		42,810,012
COMPUTER & ELECTRONICS RETAIL — 3.9%
Best Buy Co., Inc.	74,866	5,200,941
GameStop Corp. Class A (a)	309,543	5,095,078
Upbound Group, Inc.	155,019	4,565,309
		14,861,328
CONSUMER STAPLES MERCHANDISE RETAIL — 9.2%
BJ's Wholesale Club Holdings, Inc. (a)	82,084	5,858,335
Costco Wholesale Corp.	9,946	5,619,092
Dollar General Corp.	43,100	4,559,980
Dollar Tree, Inc. (a)	47,253	5,030,082
PriceSmart, Inc.	51,747	3,851,529
Target Corp.	44,323	4,900,794
Walmart, Inc.	33,476	5,353,817
		35,173,629
DRUG RETAIL — 1.4%
Walgreens Boots Alliance, Inc.	249,312	5,544,699
FOOD RETAIL — 8.5%
Albertsons Cos., Inc. Class A	232,010	5,278,227
Casey's General Stores, Inc.	22,667	6,154,544
Grocery Outlet Holding Corp. (a)	178,695	5,155,351
Ingles Markets, Inc. Class A	31,029	2,337,415
Kroger Co.	116,797	5,226,666
Sprouts Farmers Market, Inc. (a)	137,644	5,891,163
Weis Markets, Inc.	39,240	2,472,120
		32,515,486
OTHER SPECIALTY RETAIL — 21.5%
Academy Sports & Outdoors, Inc. (b)	107,454	5,079,350
Bath & Body Works, Inc.	150,202	5,076,828
Chewy, Inc. Class A (a)	238,468	4,354,426
Dick's Sporting Goods, Inc.	49,214	5,343,656
Five Below, Inc. (a)	33,948	5,462,233
Hibbett, Inc.	116,325	5,526,601
Leslie's, Inc. (a) (b)	963,510	5,453,467
MarineMax, Inc. (a)	107,796	3,537,865
National Vision Holdings, Inc. (a)	325,169	5,261,234
ODP Corp. (a)	114,335	5,276,560
Petco Health & Wellness Co., Inc. (a)	1,114,296	4,557,471
Sally Beauty Holdings, Inc. (a)	589,503	4,940,035
Signet Jewelers Ltd. (b)	73,246	5,259,795
Tractor Supply Co. (b)	25,218	5,120,515
Ulta Beauty, Inc. (a)	13,251	5,293,112

See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Warby Parker, Inc. Class A (a)	378,473	$4,980,705
Winmark Corp.	5,179	1,932,440
		82,456,293
TOTAL COMMON STOCKS (Cost $464,362,621)		383,017,677
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	2	2
State Street Navigator Securities Lending Portfolio II (e) (f)	28,298,449	28,298,449
TOTAL SHORT-TERM INVESTMENTS (Cost $28,298,451)		28,298,451
TOTAL INVESTMENTS — 107.3% (Cost $492,661,072)		411,316,128
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(28,050,868)
NET ASSETS — 100.0%		$383,265,260

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$383,017,677	$—	$—	$383,017,677
Short-Term Investments	28,298,451	—	—	28,298,451
TOTAL INVESTMENTS	$411,316,128	$—	$—	$411,316,128

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,588	$371,662	$2,491,740	$2,863,390	$(1)	$(9)	2	$2	$4,560
State Street Navigator Securities Lending Portfolio II	26,800,198	26,800,198	73,987,145	72,488,894	—	—	28,298,449	28,298,449	14,152
Total		$27,171,860	$76,478,885	$75,352,284	$(1)	$(9)		$28,298,451	$18,712
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	366,455	$37,678,903
Allegro MicroSystems, Inc. (a)	1,117,127	35,681,036
Alpha & Omega Semiconductor Ltd. (a)	490,716	14,642,965
Ambarella, Inc. (a)	649,169	34,425,432
Analog Devices, Inc.	219,040	38,351,714
Broadcom, Inc.	45,321	37,642,716
CEVA, Inc. (a)	319,866	6,202,202
Cirrus Logic, Inc. (a)	528,973	39,122,843
Credo Technology Group Holding Ltd. (a)	2,454,340	37,428,685
Diodes, Inc. (a)	497,258	39,203,821
First Solar, Inc. (a)	212,242	34,296,185
Impinj, Inc. (a) (b)	616,422	33,921,703
indie Semiconductor, Inc. Class A (a) (b)	5,962,678	37,564,871
Intel Corp.	1,022,800	36,360,540
Lattice Semiconductor Corp. (a)	424,117	36,444,374
MACOM Technology Solutions Holdings, Inc. (a)	489,729	39,952,092
Marvell Technology, Inc.	697,487	37,754,971
MaxLinear, Inc. (a)	1,691,807	37,642,706
Microchip Technology, Inc.	493,493	38,517,129
Micron Technology, Inc.	554,007	37,689,096
Monolithic Power Systems, Inc.	77,638	35,868,756
Navitas Semiconductor Corp. (a) (b)	4,706,688	32,711,482
NVE Corp.	103,786	8,524,982
NVIDIA Corp.	85,261	37,087,682
NXP Semiconductors NV	191,437	38,272,085
ON Semiconductor Corp. (a)	397,006	36,901,708
Power Integrations, Inc.	489,366	37,343,519
Qorvo, Inc. (a)	391,393	37,366,290
QUALCOMM, Inc.	366,324	40,683,943
Rambus, Inc. (a)	703,634	39,255,741
Semtech Corp. (a)	1,605,773	41,348,655
Silicon Laboratories, Inc. (a)	307,714	35,660,975
SiTime Corp. (a) (b)	343,969	39,298,458
Security Description	Shares	Value
Skyworks Solutions, Inc.	391,203	$38,568,704
SMART Global Holdings, Inc. (a) (b)	1,597,200	38,891,820
Synaptics, Inc. (a)	449,274	40,183,067
Texas Instruments, Inc.	236,154	37,550,847
Universal Display Corp.	244,978	38,459,096
Wolfspeed, Inc. (a) (b)	925,828	35,274,047
TOTAL COMMON STOCKS (Cost $1,501,181,620)		1,379,775,841
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	1,732,527	1,732,873
State Street Navigator Securities Lending Portfolio II (e) (f)	56,238,947	56,238,947
TOTAL SHORT-TERM INVESTMENTS (Cost $57,971,787)		57,971,820
TOTAL INVESTMENTS — 104.1% (Cost $1,559,153,407)		1,437,747,661
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(56,355,204)
NET ASSETS — 100.0%		$1,381,392,457

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,379,775,841	$—	$—	$1,379,775,841
Short-Term Investments	57,971,820	—	—	57,971,820
TOTAL INVESTMENTS	$1,437,747,661	$—	$—	$1,437,747,661

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	898,271	$898,451	$3,000,835	$2,166,416	$1	$2	1,732,527	$1,732,873	$12,908
State Street Navigator Securities Lending Portfolio II	51,684,456	51,684,456	92,745,265	88,190,774	—	—	56,238,947	56,238,947	37,852
Total		$52,582,907	$95,746,100	$90,357,190	$1	$2		$57,971,820	$50,760
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 69.1%
8x8, Inc. (a) (b)	795,552	$2,004,791
ACI Worldwide, Inc. (a)	92,098	2,077,731
Adobe, Inc. (a)	3,808	1,941,699
Agilysys, Inc. (a)	30,704	2,031,377
Alarm.com Holdings, Inc. (a)	36,368	2,223,539
Alkami Technology, Inc. (a) (b)	122,532	2,232,533
Altair Engineering, Inc. Class A (a)	32,551	2,036,391
Alteryx, Inc. Class A (a) (b)	60,332	2,273,913
American Software, Inc. Class A	126,951	1,454,858
Amplitude, Inc. Class A (a) (b)	168,544	1,950,054
ANSYS, Inc. (a)	6,785	2,018,877
Appfolio, Inc. Class A (a)	11,040	2,016,235
AppLovin Corp. Class A (a)	50,621	2,022,815
Asana, Inc. Class A (a) (b)	106,076	1,942,252
Aspen Technology, Inc. (a)	10,931	2,232,766
Atlassian Corp. Class A (a)	10,318	2,079,180
Aurora Innovation, Inc. (a) (b)	623,417	1,465,030
Autodesk, Inc. (a)	9,728	2,012,820
AvePoint, Inc. (a) (b)	316,333	2,125,758
Bentley Systems, Inc. Class B	43,496	2,181,759
Bill Holdings, Inc. (a) (b)	18,374	1,994,865
Blackbaud, Inc. (a)	29,311	2,061,149
BlackLine, Inc. (a)	38,003	2,108,026
Box, Inc. Class A (a)	82,513	1,997,640
Braze, Inc. Class A (a)	43,397	2,027,942
C3.ai, Inc. Class A (a) (b)	76,039	1,940,515
Cadence Design Systems, Inc. (a)	8,958	2,098,859
CCC Intelligent Solutions Holdings, Inc. (a)	196,141	2,618,482
Cerence, Inc. (a)	91,313	1,860,046
Cleanspark, Inc. (a)	484,563	1,846,185
Clear Secure, Inc. Class A (b)	100,428	1,912,149
Clearwater Analytics Holdings, Inc. Class A (a) (b)	112,215	2,170,238
Confluent, Inc. Class A (a)	66,008	1,954,497
Consensus Cloud Solutions, Inc. (a)	80,484	2,026,587
Couchbase, Inc. (a)	105,342	1,807,669
Datadog, Inc. Class A (a)	21,829	1,988,404
Digital Turbine, Inc. (a)	286,955	1,736,078
DocuSign, Inc. (a)	42,463	1,783,446
Domo, Inc. Class B (a) (b)	192,947	1,892,810
DoubleVerify Holdings, Inc. (a)	68,867	1,924,833
Dropbox, Inc. Class A (a)	76,475	2,082,414
Dynatrace, Inc. (a)	45,019	2,103,738
E2open Parent Holdings, Inc. (a) (b)	447,917	2,033,543
Ebix, Inc.	139,262	1,375,909
Elastic NV (a)	27,370	2,223,539
EngageSmart, Inc. (a)	121,831	2,191,740
Security Description	Shares	Value
Envestnet, Inc. (a)	42,096	$1,853,487
Everbridge, Inc. (a)	89,998	2,017,755
Fair Isaac Corp. (a)	2,371	2,059,285
Five9, Inc. (a)	31,190	2,005,517
Freshworks, Inc. Class A (a)	97,353	1,939,272
Guidewire Software, Inc. (a)	22,646	2,038,140
HashiCorp, Inc. Class A (a)	82,290	1,878,681
HubSpot, Inc. (a)	3,970	1,955,225
Informatica, Inc. Class A (a)	99,211	2,090,376
Instructure Holdings, Inc. (a)	57,851	1,469,415
Intapp, Inc. (a)	60,297	2,021,155
InterDigital, Inc.	26,335	2,113,120
Intuit, Inc.	3,871	1,977,849
Jamf Holding Corp. (a) (b)	127,135	2,245,204
LiveRamp Holdings, Inc. (a)	70,388	2,029,990
Manhattan Associates, Inc. (a)	10,635	2,102,114
Marathon Digital Holdings, Inc. (a) (b)	195,115	1,658,477
Matterport, Inc. (a)	852,832	1,850,645
MicroStrategy, Inc. Class A (a)	5,984	1,964,428
Mitek Systems, Inc. (a)	137,028	1,468,940
Model N, Inc. (a)	80,609	1,967,666
nCino, Inc. (a)	66,646	2,119,343
NCR Corp. (a)	77,901	2,100,990
New Relic, Inc. (a)	24,958	2,136,904
Nutanix, Inc. Class A (a)	58,965	2,056,699
Olo, Inc. Class A (a)	347,245	2,104,305
PagerDuty, Inc. (a)	91,112	2,049,109
Palantir Technologies, Inc. Class A (a)	140,920	2,254,720
Pegasystems, Inc.	45,179	1,961,220
PowerSchool Holdings, Inc. Class A (a) (b)	95,566	2,165,526
Procore Technologies, Inc. (a)	32,430	2,118,328
PROS Holdings, Inc. (a)	62,454	2,162,157
PTC, Inc. (a)	14,845	2,103,240
Q2 Holdings, Inc. (a)	63,950	2,063,666
RingCentral, Inc. Class A (a) (b)	67,642	2,004,232
Riot Platforms, Inc. (a) (b)	194,713	1,816,672
Roper Technologies, Inc.	4,337	2,100,322
Salesforce, Inc. (a)	9,487	1,923,774
Samsara, Inc. Class A (a)	69,745	1,758,271
Smartsheet, Inc. Class A (a)	49,546	2,004,631
SoundHound AI, Inc. Class A (a) (b)	926,993	1,863,256
Splunk, Inc. (a)	17,157	2,509,211
Sprinklr, Inc. Class A (a)	131,771	1,823,711
Sprout Social, Inc. Class A (a) (b)	42,385	2,114,164
SPS Commerce, Inc. (a)	11,952	2,039,131
Synopsys, Inc. (a)	4,644	2,131,457
Tyler Technologies, Inc. (a)	5,434	2,098,285
Unity Software, Inc. (a)	56,584	1,776,172
Verint Systems, Inc. (a)	88,212	2,027,994
Vertex, Inc. Class A (a)	97,445	2,250,979
Workday, Inc. Class A (a)	8,506	1,827,514

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Workiva, Inc. (a)	19,393	$1,965,287
Yext, Inc. (a)	313,081	1,981,803
Zeta Global Holdings Corp. Class A (a)	262,573	2,192,485
Zoom Video Communications, Inc. Class A (a)	29,589	2,069,455
		202,467,435
INTERACTIVE HOME ENTERTAINMENT — 4.6%
Activision Blizzard, Inc.	23,146	2,167,160
Electronic Arts, Inc.	17,511	2,108,324
Playstudios, Inc. (a)	232,370	738,937
Playtika Holding Corp. (a)	227,062	2,186,607
ROBLOX Corp. Class A (a) (b)	73,497	2,128,473
Sciplay Corp. Class A (a)	93,844	2,136,828
Take-Two Interactive Software, Inc. (a)	14,932	2,096,304
		13,562,633
IT CONSULTING & OTHER SERVICES — 7.4%
Accenture PLC Class A	6,553	2,012,492
Cognizant Technology Solutions Corp. Class A	29,889	2,024,681
DXC Technology Co. (a)	103,753	2,161,175
EPAM Systems, Inc. (a)	8,034	2,054,213
Gartner, Inc. (a)	6,021	2,068,876
Grid Dynamics Holdings, Inc. (a)	180,074	2,193,301
Hackett Group, Inc.	49,903	1,177,212
International Business Machines Corp.	14,434	2,025,090
Kyndryl Holdings, Inc. (a)	126,008	1,902,721
Perficient, Inc. (a)	35,395	2,047,955
Thoughtworks Holding, Inc. (a) (b)	453,633	1,850,822
		21,518,538
SYSTEMS SOFTWARE — 18.9%
A10 Networks, Inc.	145,041	2,179,966
Adeia, Inc.	228,028	2,435,339
Appian Corp. Class A (a)	41,319	1,884,559
CommVault Systems, Inc. (a)	31,315	2,117,207
Crowdstrike Holdings, Inc. Class A (a)	12,684	2,123,048
Dolby Laboratories, Inc. Class A	25,525	2,023,111
Fortinet, Inc. (a)	33,278	1,952,753
Gen Digital, Inc.	106,657	1,885,696
Gitlab, Inc. Class A (a)	40,730	1,841,811
Microsoft Corp.	6,376	2,013,222
N-able, Inc. (a)	158,638	2,046,430
OneSpan, Inc. (a)	133,058	1,430,373
Security Description	Shares	Value
Oracle Corp.	16,879	$1,787,824
Palo Alto Networks, Inc. (a)	8,572	2,009,620
Progress Software Corp.	36,606	1,924,743
Qualys, Inc. (a)	13,871	2,116,021
Rapid7, Inc. (a)	43,673	1,999,350
SentinelOne, Inc. Class A (a) (b)	125,862	2,122,033
ServiceNow, Inc. (a)	3,555	1,987,103
SolarWinds Corp. (a)	204,220	1,927,837
Tenable Holdings, Inc. (a)	48,214	2,159,987
Teradata Corp. (a)	48,349	2,176,672
UiPath, Inc. Class A (a)	115,371	1,973,998
Varonis Systems, Inc. (a)	69,768	2,130,715
VMware, Inc. Class A (a)	13,170	2,192,542
Xperi, Inc. (a)	116,881	1,152,451
Zscaler, Inc. (a)	13,264	2,063,746
Zuora, Inc. Class A (a)	225,618	1,859,092
		55,517,249
TOTAL COMMON STOCKS (Cost $330,306,022)		293,065,855
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	158,135	158,167
State Street Navigator Securities Lending Portfolio II (e) (f)	12,816,977	12,816,977
TOTAL SHORT-TERM INVESTMENTS (Cost $12,975,158)		12,975,144
TOTAL INVESTMENTS — 104.4% (Cost $343,281,180)		306,040,999
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(12,885,497)
NET ASSETS — 100.0%		$293,155,502

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$293,065,855	$—	$—	$293,065,855
Short-Term Investments	12,975,144	—	—	12,975,144
TOTAL INVESTMENTS	$306,040,999	$—	$—	$306,040,999

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	170,853	$170,887	$3,684,581	$3,697,263	$(7)	$(31)	158,135	$158,167	$6,272
State Street Navigator Securities Lending Portfolio II	15,891,536	15,891,536	40,955,445	44,030,004	—	—	12,816,977	12,816,977	70,193
Total		$16,062,423	$44,640,026	$47,727,267	$(7)	$(31)		$12,975,144	$76,465
See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 17.9%
Anterix, Inc. (a)	17,786	$558,124
Cogent Communications Holdings, Inc.	31,081	1,923,914
EchoStar Corp. Class A (a)	27,181	455,282
Globalstar, Inc. (a) (b)	237,520	311,151
Iridium Communications, Inc.	43,971	2,000,241
Liberty Global PLC Class C (a) (b)	110,372	2,048,504
Liberty Latin America Ltd. Class C (a) (b)	97,555	796,049
Lumen Technologies, Inc. (a) (b)	1,475,838	2,095,690
		10,188,955
COMMUNICATIONS EQUIPMENT — 58.9%
ADTRAN Holdings, Inc.	104,099	856,735
Applied Optoelectronics, Inc. (a) (b)	177,600	1,948,272
Arista Networks, Inc. (a)	10,651	1,959,038
Calix, Inc. (a)	45,225	2,073,114
Ciena Corp. (a)	43,506	2,056,094
Cisco Systems, Inc.	36,964	1,987,185
Clearfield, Inc. (a) (b)	26,723	765,881
CommScope Holding Co., Inc. (a)	413,402	1,389,031
Digi International, Inc. (a)	33,845	913,815
Extreme Networks, Inc. (a)	81,694	1,977,812
F5, Inc. (a)	13,032	2,099,976
Harmonic, Inc. (a)	205,876	1,982,586
Infinera Corp. (a) (b)	288,777	1,207,088
Juniper Networks, Inc.	72,077	2,003,020
Lumentum Holdings, Inc. (a) (b)	42,212	1,907,138
Motorola Solutions, Inc.	7,405	2,015,937
NETGEAR, Inc. (a)	29,055	365,802
NetScout Systems, Inc. (a)	42,826	1,199,984
Ubiquiti, Inc. (b)	8,806	1,279,512
Viasat, Inc. (a) (b)	87,869	1,622,062
Viavi Solutions, Inc. (a)	199,702	1,825,276
		33,435,358
INTEGRATED TELECOMMUNICATION SERVICES — 12.2%
AT&T, Inc.	145,513	2,185,605
ATN International, Inc.	4,455	140,600
Frontier Communications Parent, Inc. (a)	141,281	2,211,048
IDT Corp. Class B (a)	15,760	347,508
Verizon Communications, Inc.	62,692	2,031,848
		6,916,609
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 10.8%
GCI Liberty, Inc. (a) (c)	17,070	$—
Gogo, Inc. (a)	68,979	822,919
Shenandoah Telecommunications Co.	11,977	246,846
Telephone & Data Systems, Inc.	115,318	2,111,473
T-Mobile U.S., Inc. (a)	15,180	2,125,959
U.S. Cellular Corp. (a)	19,100	820,727
		6,127,924
TOTAL COMMON STOCKS (Cost $70,853,263)		56,668,846
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	113,970	113,993
State Street Navigator Securities Lending Portfolio II (f) (g)	3,527,415	3,527,415
TOTAL SHORT-TERM INVESTMENTS (Cost $3,641,408)		3,641,408
TOTAL INVESTMENTS — 106.2% (Cost $74,494,671)		60,310,254
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(3,533,533)
NET ASSETS — 100.0%		$56,776,721

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$56,668,846	$—	$0(a)	$56,668,846
Short-Term Investments	3,641,408	—	—	3,641,408
TOTAL INVESTMENTS	$60,310,254	$—	$0	$60,310,254
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,639	$58,650	$1,467,467	$1,412,124	$2	$(2)	113,970	$113,993	$1,674
State Street Navigator Securities Lending Portfolio II	4,351,082	4,351,082	13,187,985	14,011,652	—	—	3,527,415	3,527,415	3,813
Total		$4,409,732	$14,655,452	$15,423,776	$2	$(2)		$3,641,408	$5,487
See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 19.1%
Air Transport Services Group, Inc. (a)	191,518	$3,996,981
CH Robinson Worldwide, Inc.	58,370	5,027,408
Expeditors International of Washington, Inc.	43,929	5,035,581
FedEx Corp.	19,904	5,272,968
Forward Air Corp.	72,251	4,966,534
GXO Logistics, Inc. (a)	82,844	4,858,800
Hub Group, Inc. Class A (a)	64,889	5,096,382
United Parcel Service, Inc. Class B	31,283	4,876,081
		39,130,735
CARGO GROUND TRANSPORTATION — 30.8%
ArcBest Corp.	51,874	5,272,992
Heartland Express, Inc.	84,131	1,235,884
JB Hunt Transport Services, Inc.	27,237	5,134,719
Knight-Swift Transportation Holdings, Inc.	96,316	4,830,248
Landstar System, Inc.	27,352	4,839,663
Marten Transport Ltd.	120,467	2,374,405
Old Dominion Freight Line, Inc.	11,909	4,872,448
RXO, Inc. (a)	286,312	5,648,936
Ryder System, Inc.	51,536	5,511,775
Saia, Inc. (a)	11,758	4,687,327
Schneider National, Inc. Class B	180,738	5,004,635
U-Haul Holding Co. (a) (b)	67,700	3,694,389
Werner Enterprises, Inc.	127,677	4,973,019
XPO, Inc. (a)	70,460	5,260,544
		63,340,984
MARINE TRANSPORTATION — 6.8%
Genco Shipping & Trading Ltd. (b)	271,736	3,801,587
Kirby Corp. (a)	59,817	4,952,847
Matson, Inc.	59,285	5,259,765
		14,014,199
PASSENGER AIRLINES — 26.9%
Alaska Air Group, Inc. (a)	126,495	4,690,435
Allegiant Travel Co.	60,140	4,622,360
American Airlines Group, Inc. (a)	360,269	4,615,046
Delta Air Lines, Inc.	123,382	4,565,134
Hawaiian Holdings, Inc. (a) (b)	661,730	4,188,751
JetBlue Airways Corp. (a)	972,177	4,472,014
Joby Aviation, Inc. (a)	689,874	4,449,687
SkyWest, Inc. (a)	118,424	4,966,703
Southwest Airlines Co.	170,533	4,616,328
Security Description	Shares	Value
Spirit Airlines, Inc. (b)	322,564	$5,322,306
Sun Country Airlines Holdings, Inc. (a)	284,165	4,217,009
United Airlines Holdings, Inc. (a)	106,157	4,490,441
		55,216,214
PASSENGER GROUND TRANSPORTATION — 8.9%
Avis Budget Group, Inc. (a)	25,254	4,537,892
Hertz Global Holdings, Inc. (a)	314,701	3,855,087
Lyft, Inc. Class A (a)	465,391	4,905,221
Uber Technologies, Inc. (a)	106,614	4,903,178
		18,201,378
RAIL TRANSPORTATION — 7.3%
CSX Corp.	168,148	5,170,551
Norfolk Southern Corp.	25,716	5,064,252
Union Pacific Corp.	23,780	4,842,321
		15,077,124
TOTAL COMMON STOCKS (Cost $263,038,902)		204,980,634
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	347,045	347,115
State Street Navigator Securities Lending Portfolio II (e) (f)	3,631,330	3,631,330
TOTAL SHORT-TERM INVESTMENTS (Cost $3,978,445)		3,978,445
TOTAL INVESTMENTS — 101.7% (Cost $267,017,347)		208,959,079
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(3,588,044)
NET ASSETS — 100.0%		$205,371,035

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$204,980,634	$—	$—	$204,980,634
Short-Term Investments	3,978,445	—	—	3,978,445
TOTAL INVESTMENTS	$208,959,079	$—	$—	$208,959,079

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	96,315	$96,334	$1,132,667	$881,881	$(4)	$(1)	347,045	$347,115	$2,354
State Street Navigator Securities Lending Portfolio II	8,548,494	8,548,494	27,972,548	32,889,712	—	—	3,631,330	3,631,330	16,552
Total		$8,644,828	$29,105,215	$33,771,593	$(4)	$(1)		$3,978,445	$18,906
See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Lockheed Martin Corp.	1,879	$768,436
Northrop Grumman Corp.	1,844	811,710
RTX Corp.	13,380	962,959
Textron, Inc.	1,813	141,668
		2,684,773
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	1,075	92,590
United Parcel Service, Inc. Class B	7,537	1,174,792
		1,267,382
AUTOMOBILE COMPONENTS — 0.2%
Aptiv PLC (a)	4,261	420,092
AUTOMOBILES — 0.4%
Ford Motor Co.	60,390	750,044
BANKS — 5.6%
Bank of America Corp.	75,467	2,066,287
Bank of New York Mellon Corp.	8,851	377,495
Citigroup, Inc.	20,241	832,512
Citizens Financial Group, Inc.	5,483	146,944
Fifth Third Bancorp	7,938	201,070
JPMorgan Chase & Co.	26,787	3,884,651
M&T Bank Corp.	2,043	258,337
Northern Trust Corp.	2,105	146,255
PNC Financial Services Group, Inc.	3,795	465,912
Regions Financial Corp.	10,404	178,949
Truist Financial Corp.	14,381	411,441
U.S. Bancorp	16,640	550,118
Webster Financial Corp.	1,930	77,798
Wells Fargo & Co.	37,973	1,551,577
		11,149,346
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	2,932	169,147
Coca-Cola Co.	41,926	2,347,018
Keurig Dr Pepper, Inc.	6,430	202,995
PepsiCo, Inc.	9,893	1,676,270
		4,395,430
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	17,103	2,549,373
Gilead Sciences, Inc.	13,282	995,353
United Therapeutics Corp. (a)	464	104,804
		3,649,530
BROADLINE RETAIL — 4.6%
Amazon.com, Inc. (a)	67,289	8,553,777
eBay, Inc.	8,376	369,298
Etsy, Inc. (a)	2,205	142,399
		9,065,474
BUILDING PRODUCTS — 0.4%
Allegion PLC	846	88,153
Fortune Brands Innovations, Inc.	1,880	116,861
Owens Corning	953	129,999
Security Description	Shares	Value
Trane Technologies PLC	2,186	$443,561
		778,574
CAPITAL MARKETS — 1.4%
CME Group, Inc.	3,488	698,367
FactSet Research Systems, Inc.	389	170,094
LPL Financial Holdings, Inc.	847	201,290
Moody's Corp.	1,959	619,377
S&P Global, Inc.	3,132	1,144,464
		2,833,592
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	2,494	706,800
Albemarle Corp.	965	164,089
Celanese Corp.	1,101	138,197
CF Industries Holdings, Inc.	1,684	144,386
Corteva, Inc.	6,561	335,661
Dow, Inc.	7,358	379,378
DuPont de Nemours, Inc.	4,043	301,567
Ecolab, Inc.	2,834	480,080
FMC Corp.	1,656	110,902
International Flavors & Fragrances, Inc.	2,343	159,722
LyondellBasell Industries NV Class A	2,353	222,829
Mosaic Co.	2,401	85,476
		3,229,087
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Republic Services, Inc.	2,942	419,264
Waste Connections, Inc.	2,830	380,069
		799,333
COMMUNICATIONS EQUIPMENT — 4.4%
Cisco Systems, Inc.	163,465	8,787,878
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,453	120,657
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	3,482	92,900
American Express Co.	6,920	1,032,395
Capital One Financial Corp.	3,698	358,891
Synchrony Financial	4,174	127,599
		1,611,785
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Dollar General Corp.	2,194	232,125
Dollar Tree, Inc. (a)	1,989	211,729
Kroger Co.	7,325	327,794
Target Corp.	5,198	574,743
Walgreens Boots Alliance, Inc.	8,516	189,396
		1,535,787
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	689	125,860
Ball Corp.	2,231	111,059
International Paper Co.	2,428	86,121
Sealed Air Corp.	1,299	42,685

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Westrock Co.	2,836	$101,529
		467,254
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	54,969	825,634
Verizon Communications, Inc.	49,207	1,594,799
		2,420,433
ELECTRIC UTILITIES — 1.3%
American Electric Power Co., Inc.	6,499	488,855
Duke Energy Corp.	6,918	610,583
Entergy Corp.	1,732	160,210
Evergy, Inc.	2,630	133,341
Exelon Corp.	12,358	467,009
NRG Energy, Inc.	2,805	108,048
PG&E Corp. (a)	13,485	217,513
PPL Corp.	7,519	177,148
Xcel Energy, Inc.	4,750	271,795
		2,634,502
ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. PLC	4,814	1,026,730
Hubbell, Inc.	527	165,167
Rockwell Automation, Inc.	1,226	350,477
Sensata Technologies Holding PLC	1,589	60,096
		1,602,470
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Arrow Electronics, Inc. (a)	2,286	286,299
CDW Corp.	6,190	1,248,894
		1,535,193
ENERGY EQUIPMENT & SERVICES — 0.4%
Schlumberger NV	12,258	714,641
ENTERTAINMENT — 2.3%
Electronic Arts, Inc.	2,524	303,890
Netflix, Inc. (a)	6,092	2,300,339
Walt Disney Co. (a)	21,458	1,739,171
Warner Bros Discovery, Inc. (a)	24,591	267,058
		4,610,458
FINANCIAL SERVICES — 2.2%
Block, Inc. (a)	5,591	247,458
Fidelity National Information Services, Inc.	5,693	314,652
Visa, Inc. Class A	16,228	3,732,602
		4,294,712
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	5,887	443,997
Campbell Soup Co.	1,871	76,861
Hershey Co.	1,620	324,130
Hormel Foods Corp.	3,166	120,403
J M Smucker Co.	1,087	133,603
McCormick & Co., Inc.	2,322	175,636
Tyson Foods, Inc. Class A	2,547	128,598
		1,403,228
Security Description	Shares	Value
GROUND TRANSPORTATION — 0.8%
Norfolk Southern Corp.	2,905	$572,082
Uber Technologies, Inc. (a)	21,587	992,786
		1,564,868
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	18,259	1,768,384
Baxter International, Inc.	5,673	214,099
Cooper Cos., Inc.	539	171,408
Edwards Lifesciences Corp. (a)	6,059	419,768
IDEXX Laboratories, Inc. (a)	862	376,927
Intuitive Surgical, Inc. (a)	3,801	1,110,994
Stryker Corp.	3,545	968,742
Teleflex, Inc.	591	116,078
		5,146,400
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Cardinal Health, Inc.	2,595	225,298
Cencora, Inc.	1,760	316,747
Centene Corp. (a)	5,585	384,695
Cigna Group	2,944	842,190
Elevance Health, Inc.	2,437	1,061,118
Laboratory Corp. of America Holdings	871	175,115
McKesson Corp.	1,514	658,363
Quest Diagnostics, Inc.	1,238	150,863
UnitedHealth Group, Inc.	9,131	4,603,759
		8,418,148
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	7,329	134,560
Ventas, Inc. REIT	3,866	162,875
Welltower, Inc. REIT	5,032	412,221
		709,656
HEALTH CARE TECHNOLOGY — 0.2%
Veeva Systems, Inc. Class A (a)	1,492	303,547
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	8,607	138,315
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	5,910	810,911
Chipotle Mexican Grill, Inc. (a)	369	675,945
Expedia Group, Inc. (a)	1,239	127,704
Hilton Worldwide Holdings, Inc.	4,303	646,224
Las Vegas Sands Corp.	3,450	158,148
MGM Resorts International (a)	4,065	149,429
Royal Caribbean Cruises Ltd. (a)	2,348	216,345
Starbucks Corp.	16,791	1,532,515
		4,317,221
HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.	791	105,757
HOUSEHOLD PRODUCTS — 2.2%
Clorox Co.	1,475	193,313
Colgate-Palmolive Co.	8,799	625,697
Procter & Gamble Co.	24,622	3,591,365
		4,410,375

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	7,129	$108,361
Vistra Corp.	3,100	102,858
		211,219
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	5,248	491,318
General Electric Co.	9,925	1,097,209
Honeywell International, Inc.	5,487	1,013,668
		2,602,195
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	7,474	838,658
INSURANCE — 2.2%
Allstate Corp.	2,720	303,035
American International Group, Inc.	8,662	524,917
Aon PLC Class A	2,154	698,370
Assurant, Inc.	602	86,435
Globe Life, Inc.	1,000	108,730
Hartford Financial Services Group, Inc.	3,805	269,813
Marsh & McLennan Cos., Inc.	5,202	989,941
Principal Financial Group, Inc.	2,922	210,588
Progressive Corp.	6,484	903,221
Willis Towers Watson PLC	1,110	231,946
		4,326,996
INTERACTIVE MEDIA & SERVICES — 4.4%
Match Group, Inc. (a)	3,525	138,092
Meta Platforms, Inc. Class A (a)	27,516	8,260,578
Pinterest, Inc. Class A (a)	7,229	195,400
ZoomInfo Technologies, Inc. (a)	1,500	24,600
		8,618,670
IT SERVICES — 4.3%
Accenture PLC Class A	27,875	8,560,691
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	2,051	135,653
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Charles River Laboratories International, Inc. (a)	542	106,221
Illumina, Inc. (a)	1,637	224,728
		330,949
MACHINERY — 1.9%
Caterpillar, Inc.	7,148	1,951,404
Cummins, Inc.	1,856	424,022
Deere & Co.	2,478	935,148
Ingersoll Rand, Inc.	3,563	227,034
Pentair PLC	1,531	99,132
Stanley Black & Decker, Inc.	1,512	126,373
		3,763,113
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	1,010	444,218
Interpublic Group of Cos., Inc.	4,098	117,449
Security Description	Shares	Value
News Corp. Class A	4,381	$87,883
Omnicom Group, Inc.	1,370	102,037
Paramount Global Class B	4,649	59,972
		811,559
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	18,138	676,366
Newmont Corp.	10,207	377,149
Reliance Steel & Aluminum Co.	601	157,600
		1,211,115
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	5,600	105,336
MULTI-UTILITIES — 0.8%
Ameren Corp.	2,112	158,041
CenterPoint Energy, Inc.	7,548	202,664
Consolidated Edison, Inc.	3,290	281,394
DTE Energy Co.	2,592	257,334
NiSource, Inc.	4,215	104,026
Public Service Enterprise Group, Inc.	4,809	273,680
WEC Energy Group, Inc.	2,642	212,813
		1,489,952
OFFICE REITs — 0.0% (b)
Boston Properties, Inc. REIT	1,341	79,763
OIL, GAS & CONSUMABLE FUELS — 4.3%
Cheniere Energy, Inc.	3,020	501,199
Chevron Corp.	19,296	3,253,691
ConocoPhillips	10,825	1,296,835
Devon Energy Corp.	5,834	278,282
Diamondback Energy, Inc.	1,536	237,896
EQT Corp.	3,796	154,042
Marathon Oil Corp.	5,413	144,798
Marathon Petroleum Corp.	6,321	956,620
Ovintiv, Inc.	2,548	121,208
Phillips 66	4,017	482,642
Pioneer Natural Resources Co.	2,676	614,276
Williams Cos., Inc.	12,675	427,021
		8,468,510
PASSENGER AIRLINES — 0.0% (b)
Southwest Airlines Co.	1,355	36,680
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	2,542	367,446
PHARMACEUTICALS — 4.2%
Eli Lilly & Co.	8,321	4,469,458
Johnson & Johnson	25,009	3,895,152
		8,364,610
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	3,639	875,471
Jacobs Solutions, Inc.	1,097	149,740
Leidos Holdings, Inc.	1,314	121,098

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Robert Half, Inc.	1,550	$113,584
		1,259,893
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,944	217,444
Zillow Group, Inc. Class C (a)	1,617	74,641
		292,085
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,020	101,744
AvalonBay Communities, Inc. REIT	1,246	213,988
Mid-America Apartment Communities, Inc. REIT	1,411	181,525
Sun Communities, Inc. REIT	979	115,855
		613,112
RETAIL REITs — 0.3%
Realty Income Corp. REIT	7,626	380,842
Regency Centers Corp. REIT	2,025	120,366
		501,208
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Analog Devices, Inc.	20,862	3,652,728
SOFTWARE — 12.3%
Autodesk, Inc. (a)	8,876	1,836,533
HubSpot, Inc. (a)	2,072	1,020,460
Intuit, Inc.	12,088	6,176,243
Microsoft Corp.	28,155	8,889,941
Paycom Software, Inc.	544	141,043
ServiceNow, Inc. (a)	7,729	4,320,202
Workday, Inc. Class A (a)	9,108	1,956,854
		24,341,276
SPECIALIZED REITs — 0.8%
Digital Realty Trust, Inc. REIT	2,763	334,378
Equinix, Inc. REIT	672	488,047
Public Storage REIT	1,593	419,788
SBA Communications Corp. REIT	925	185,157
Weyerhaeuser Co. REIT	7,546	231,360
		1,658,730
SPECIALTY RETAIL — 2.6%
AutoZone, Inc. (a)	278	706,117
Bath & Body Works, Inc.	3,414	115,393
Best Buy Co., Inc.	2,821	195,975
Burlington Stores, Inc. (a)	967	130,835
Dick's Sporting Goods, Inc.	806	87,515
Lowe's Cos., Inc.	6,978	1,450,307
TJX Cos., Inc.	19,295	1,714,940
Tractor Supply Co. (c)	1,796	364,678
Ulta Beauty, Inc. (a)	808	322,756
		5,088,516
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
Apple, Inc.	51,538	$8,823,821
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	440	226,200
Lululemon Athletica, Inc. (a)	1,827	704,509
		930,709
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Ferguson PLC	1,734	285,191
WW Grainger, Inc.	602	416,488
		701,679
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	2,527	312,918
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc. (a)	5,082	711,734
TOTAL COMMON STOCKS (Cost $184,836,985)		197,087,466
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	274,159	274,214
State Street Navigator Securities Lending Portfolio II (f) (g)	335,320	335,320
TOTAL SHORT-TERM INVESTMENTS (Cost $609,507)		609,534
TOTAL INVESTMENTS — 100.1% (Cost $185,446,492)		197,697,000
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(251,501)
NET ASSETS — 100.0%		$197,445,499
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	12/15/2023	$225,275	$216,275	$(9,000)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$197,087,466	$—	$—	$197,087,466
Short-Term Investments	609,534	—	—	609,534
TOTAL INVESTMENTS	$197,697,000	$—	$—	$197,697,000
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(9,000)	$—	$—	$(9,000)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(9,000)	$—	$—	$(9,000)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	228,692	$228,738	$1,271,512	$1,226,048	$11	$1	274,159	$274,214	$6,941
State Street Navigator Securities Lending Portfolio II	—	—	1,663,326	1,328,006	—	—	335,320	335,320	109
Total		$228,738	$2,934,838	$2,554,054	$11	$1		$609,534	$7,050
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	20,662	$4,565,682
Lockheed Martin Corp.	9,311	3,807,826
Northrop Grumman Corp.	9,872	4,345,556
		12,719,064
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	48,424	4,170,759
AUTOMOBILE COMPONENTS — 0.4%
Gentex Corp.	98,943	3,219,605
BANKS — 0.7%
Commerce Bancshares, Inc.	50,336	2,415,121
First Financial Bankshares, Inc.	53,915	1,354,345
Old National Bancorp	121,100	1,760,794
		5,530,260
BEVERAGES — 1.1%
PepsiCo, Inc.	52,711	8,931,352
BUILDING PRODUCTS — 0.6%
Lennox International, Inc.	13,387	5,012,628
CAPITAL MARKETS — 3.8%
CME Group, Inc.	42,854	8,580,228
FactSet Research Systems, Inc.	12,814	5,603,050
Intercontinental Exchange, Inc.	67,175	7,390,594
Nasdaq, Inc.	118,794	5,772,200
SEI Investments Co.	46,558	2,804,188
		30,150,260
CHEMICALS — 3.2%
Air Products & Chemicals, Inc.	21,946	6,219,496
Ecolab, Inc.	39,017	6,609,480
FMC Corp.	52,138	3,491,682
Linde PLC	22,809	8,492,931
		24,813,589
COMMERCIAL SERVICES & SUPPLIES — 2.5%
MSA Safety, Inc.	15,229	2,400,852
Republic Services, Inc.	65,865	9,386,421
Waste Management, Inc.	50,519	7,701,116
		19,488,389
COMMUNICATIONS EQUIPMENT — 1.0%
Juniper Networks, Inc.	133,931	3,721,943
Motorola Solutions, Inc.	16,206	4,411,921
		8,133,864
CONSTRUCTION MATERIALS — 1.0%
Vulcan Materials Co.	38,519	7,781,608
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Casey's General Stores, Inc.	15,582	4,230,825
Costco Wholesale Corp.	12,292	6,944,488
Dollar General Corp.	30,841	3,262,978
Walmart, Inc.	63,696	10,186,901
		24,625,192
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.6%
Amcor PLC	625,276	$5,727,528
AptarGroup, Inc.	27,421	3,428,722
Silgan Holdings, Inc.	34,582	1,490,830
Sonoco Products Co.	40,447	2,198,294
		12,845,374
DISTRIBUTORS — 0.5%
Genuine Parts Co.	28,219	4,074,259
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	62,081	3,547,308
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	267,996	4,025,300
Verizon Communications, Inc.	262,357	8,502,990
		12,528,290
ELECTRIC UTILITIES — 2.6%
Duke Energy Corp.	84,397	7,448,879
Eversource Energy	100,555	5,847,273
Xcel Energy, Inc.	128,734	7,366,160
		20,662,312
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	31,073	4,591,346
Eaton Corp. PLC	26,092	5,564,902
		10,156,248
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	51,937	4,362,189
FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	25,645	8,983,443
Fiserv, Inc. (a)	49,256	5,563,958
Jack Henry & Associates, Inc.	30,493	4,608,712
Visa, Inc. Class A	22,681	5,216,857
		24,372,970
FOOD PRODUCTS — 1.0%
Hershey Co.	40,559	8,115,045
GAS UTILITIES — 0.3%
National Fuel Gas Co.	36,550	1,897,311
GROUND TRANSPORTATION — 0.3%
Landstar System, Inc.	14,876	2,632,159
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	67,230	6,511,226
Becton Dickinson & Co.	26,638	6,886,722
Boston Scientific Corp. (a)	110,833	5,851,982
Medtronic PLC	82,255	6,445,502
		25,695,432
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cencora, Inc.	35,978	6,474,961
Chemed Corp.	6,080	3,159,776
		9,634,737

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.3%
Healthcare Realty Trust, Inc. REIT	157,184	$2,400,200
HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald's Corp.	31,485	8,294,408
Starbucks Corp.	39,601	3,614,383
Yum! Brands, Inc.	34,771	4,344,289
		16,253,080
HOUSEHOLD DURABLES — 0.6%
Garmin Ltd.	46,133	4,853,192
HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	122,056	8,679,402
Procter & Gamble Co.	63,091	9,202,453
		17,881,855
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	49,090	4,595,806
Honeywell International, Inc.	22,589	4,173,092
		8,768,898
INDUSTRIAL REITs — 0.3%
First Industrial Realty Trust, Inc. REIT	56,207	2,674,891
INSURANCE — 12.6%
Allstate Corp.	60,844	6,778,630
Aon PLC Class A	20,340	6,594,635
Arthur J Gallagher & Co.	40,253	9,174,866
Assurant, Inc.	22,146	3,179,723
Brown & Brown, Inc.	100,724	7,034,564
Chubb Ltd.	31,094	6,473,149
Globe Life, Inc.	39,565	4,301,902
Hanover Insurance Group, Inc.	14,650	1,625,857
Loews Corp.	81,992	5,190,914
Markel Group, Inc. (a)	4,825	7,104,764
Marsh & McLennan Cos., Inc.	47,961	9,126,978
Old Republic International Corp.	115,906	3,122,508
Progressive Corp.	49,575	6,905,797
RLI Corp.	16,755	2,276,837
Selective Insurance Group, Inc.	25,115	2,591,115
Travelers Cos., Inc.	42,483	6,937,899
W R Berkley Corp.	87,435	5,551,248
Willis Towers Watson PLC	27,582	5,763,535
		99,734,921
INTERACTIVE MEDIA & SERVICES — 0.7%
Alphabet, Inc. Class A (a)	42,596	5,574,113
IT SERVICES — 3.1%
Accenture PLC Class A	15,626	4,798,901
Akamai Technologies, Inc. (a)	58,801	6,264,658
Amdocs Ltd.	50,895	4,300,119
International Business Machines Corp.	31,702	4,447,791
VeriSign, Inc. (a)	20,904	4,233,687
		24,045,156
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Thermo Fisher Scientific, Inc.	9,966	5,044,490
Security Description	Shares	Value
MACHINERY — 5.6%
Fortive Corp.	63,646	$4,719,987
Graco, Inc.	70,074	5,106,993
IDEX Corp.	24,195	5,033,044
Illinois Tool Works, Inc.	21,297	4,904,912
Lincoln Electric Holdings, Inc.	23,865	4,338,418
Nordson Corp.	21,638	4,828,953
Otis Worldwide Corp.	68,178	5,475,375
PACCAR, Inc.	69,188	5,882,364
Toro Co.	43,723	3,633,381
		43,923,427
MULTI-UTILITIES — 6.1%
Ameren Corp.	101,218	7,574,143
CMS Energy Corp.	121,930	6,475,702
Consolidated Edison, Inc.	79,555	6,804,339
Dominion Energy, Inc.	133,797	5,976,712
DTE Energy Co.	71,168	7,065,559
Public Service Enterprise Group, Inc.	126,779	7,214,993
WEC Energy Group, Inc.	82,018	6,606,550
		47,717,998
OIL, GAS & CONSUMABLE FUELS — 2.2%
Cheniere Energy, Inc.	18,338	3,043,374
Chevron Corp.	18,391	3,101,090
Exxon Mobil Corp.	25,583	3,008,049
Kinder Morgan, Inc.	264,465	4,384,830
Williams Cos., Inc.	103,759	3,495,641
		17,032,984
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	77,659	4,507,328
Johnson & Johnson	55,467	8,638,985
Merck & Co., Inc.	59,032	6,077,345
Zoetis, Inc.	33,866	5,892,007
		25,115,665
PROFESSIONAL SERVICES — 4.8%
Automatic Data Processing, Inc.	24,866	5,982,262
Booz Allen Hamilton Holding Corp.	54,821	5,990,291
Broadridge Financial Solutions, Inc.	29,033	5,198,359
Jacobs Solutions, Inc.	41,785	5,703,652
Maximus, Inc.	25,114	1,875,514
Paychex, Inc.	44,779	5,164,362
Science Applications International Corp.	22,837	2,410,217
Verisk Analytics, Inc.	24,312	5,743,467
		38,068,124
RESIDENTIAL REITs — 5.6%
American Homes 4 Rent Class A REIT	130,457	4,395,096
AvalonBay Communities, Inc. REIT	43,462	7,464,164
Camden Property Trust REIT	44,350	4,194,623
Equity LifeStyle Properties, Inc. REIT	78,550	5,004,421
Essex Property Trust, Inc. REIT	27,805	5,897,162

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	50,143	$6,450,897
Sun Communities, Inc. REIT	51,234	6,063,032
UDR, Inc. REIT	138,354	4,935,087
		44,404,482
RETAIL REITs — 0.3%
Agree Realty Corp. REIT	37,073	2,047,913
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc.	26,533	4,219,012
SOFTWARE — 3.3%
Check Point Software Technologies Ltd. (a)	36,775	4,901,372
Dolby Laboratories, Inc. Class A	39,774	3,152,487
Microsoft Corp.	24,616	7,772,502
Oracle Corp.	47,692	5,051,537
Roper Technologies, Inc.	10,460	5,065,569
		25,943,467
SPECIALIZED REITs — 3.7%
American Tower Corp. REIT	41,910	6,892,099
Crown Castle, Inc. REIT	59,710	5,495,111
CubeSmart REIT	93,990	3,583,839
Equinix, Inc. REIT	7,276	5,284,268
Public Storage REIT	31,127	8,202,587
		29,457,904
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (a)	2,004	5,090,140
Home Depot, Inc.	17,290	5,224,347
O'Reilly Automotive, Inc. (a)	5,483	4,983,279
TJX Cos., Inc.	60,778	5,401,949
Tractor Supply Co. (b)	20,048	4,070,746
		24,770,461
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Columbia Sportswear Co.	14,886	$1,103,053
TOTAL COMMON STOCKS (Cost $801,369,796)		786,135,490
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (d)	2,077,749	2,078,165
State Street Navigator Securities Lending Portfolio II (e) (f)	3,645,360	3,645,360
TOTAL SHORT-TERM INVESTMENTS (Cost $5,723,619)		5,723,525
TOTAL INVESTMENTS — 100.3% (Cost $807,093,415)		791,859,015
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,631,507)
NET ASSETS — 100.0%		$789,227,508
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$786,135,490	$—	$—	$786,135,490
Short-Term Investments	5,723,525	—	—	5,723,525
TOTAL INVESTMENTS	$791,859,015	$—	$—	$791,859,015
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,487,182	$1,487,479	$9,710,532	$9,119,478	$(220)	$(148)	2,077,749	$2,078,165	$33,756
State Street Navigator Securities Lending Portfolio II	—	—	8,115,110	4,469,750	—	—	3,645,360	3,645,360	1,253
Total		$1,487,479	$17,825,642	$13,589,228	$(220)	$(148)		$5,723,525	$35,009
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.5%
Moog, Inc. Class A	3,332	$376,383
National Presto Industries, Inc.	8,374	606,780
		983,163
AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)	14,773	308,312
Forward Air Corp.	3,828	263,137
Hub Group, Inc. Class A (a)	5,204	408,722
		980,171
AUTOMOBILE COMPONENTS — 0.8%
Dorman Products, Inc. (a)	5,626	426,226
Gentherm, Inc. (a)	4,477	242,922
Standard Motor Products, Inc.	16,594	557,890
Stoneridge, Inc. (a)	10,947	219,706
		1,446,744
AUTOMOBILES — 0.4%
NWTN, Inc. Class B (a)	89,927	678,050
BANKS — 25.3%
1st Source Corp.	11,566	486,813
American National Bankshares, Inc.	16,284	617,815
Arrow Financial Corp. (b)	26,337	448,256
Associated Banc-Corp.	23,929	409,425
BancFirst Corp.	4,873	422,635
Bank First Corp. (b)	7,349	566,975
Bank of Hawaii Corp. (b)	7,524	373,868
Bank of Marin Bancorp	22,855	417,789
Banner Corp.	7,531	319,164
Bar Harbor Bankshares	18,668	441,125
Bridgewater Bancshares, Inc. (a)	33,665	319,144
Brookline Bancorp, Inc.	50,855	463,289
Business First Bancshares, Inc.	25,864	485,209
Cambridge Bancorp	11,961	745,051
Camden National Corp.	20,517	578,990
Capital City Bank Group, Inc.	17,140	511,286
Capitol Federal Financial, Inc.	125,248	597,433
Cathay General Bancorp	11,317	393,379
Central Pacific Financial Corp.	22,120	368,962
Citizens & Northern Corp.	23,653	415,110
City Holding Co.	11,900	1,075,165
CNB Financial Corp. (b)	23,344	422,760
Community Bank System, Inc.	16,946	715,291
Community Trust Bancorp, Inc.	19,480	667,385
CVB Financial Corp.	43,647	723,231
Enterprise Bancorp, Inc.	14,719	403,006
Enterprise Financial Services Corp.	8,398	314,925
Esquire Financial Holdings, Inc.	10,783	492,675
Farmers National Banc Corp.	49,351	570,498
Financial Institutions, Inc.	19,975	336,179
First Bancshares, Inc.	18,825	507,710
First Busey Corp.	24,935	479,251
Security Description	Shares	Value
First Commonwealth Financial Corp.	36,080	$440,537
First Community Bankshares, Inc.	22,818	671,990
First Financial Corp.	17,839	603,137
First Interstate BancSystem, Inc. Class A	15,903	396,621
First Merchants Corp.	11,706	325,661
First Mid Bancshares, Inc.	26,766	710,905
First of Long Island Corp. (b)	34,477	396,830
Flushing Financial Corp.	34,610	454,429
Fulton Financial Corp.	37,095	449,220
German American Bancorp, Inc.	22,090	598,418
Great Southern Bancorp, Inc.	13,767	659,715
Guaranty Bancshares, Inc.	14,492	415,775
HarborOne Bancorp, Inc.	58,396	555,930
Heartland Financial USA, Inc.	11,376	334,796
Heritage Financial Corp.	25,703	419,216
Hilltop Holdings, Inc.	14,663	415,843
HomeTrust Bancshares, Inc.	20,599	446,380
Independent Bank Corp. (c)	7,462	366,310
Independent Bank Corp. (c)	21,907	401,774
International Bancshares Corp.	11,138	482,721
Kearny Financial Corp.	77,501	537,082
Lakeland Bancorp, Inc.	33,057	417,179
Lakeland Financial Corp.	8,023	380,772
Macatawa Bank Corp.	39,079	350,148
Mercantile Bank Corp.	14,608	451,533
Metrocity Bankshares, Inc.	29,033	571,369
Mid Penn Bancorp, Inc.	21,254	427,843
MidWestOne Financial Group, Inc.	16,993	345,468
National Bank Holdings Corp. Class A	13,604	404,855
NBT Bancorp, Inc.	21,407	678,388
Nicolet Bankshares, Inc. (b)	10,437	728,294
Northfield Bancorp, Inc.	51,119	483,074
Northwest Bancshares, Inc.	66,580	681,113
OceanFirst Financial Corp.	21,997	318,297
Origin Bancorp, Inc.	13,989	403,862
Park National Corp.	5,248	496,041
Peoples Bancorp, Inc.	22,786	578,309
Popular, Inc.	8,084	509,373
Provident Financial Services, Inc.	22,204	339,499
QCR Holdings, Inc.	12,886	625,229
S&T Bancorp, Inc.	14,257	386,080
Sandy Spring Bancorp, Inc.	18,833	403,591
ServisFirst Bancshares, Inc.	8,480	442,402
Simmons First National Corp. Class A	27,470	465,891
SmartFinancial, Inc.	22,789	487,001
Southern Missouri Bancorp, Inc.	11,245	435,069
Southside Bancshares, Inc.	30,143	865,104
Stock Yards Bancorp, Inc.	9,521	374,080
Tompkins Financial Corp.	10,942	536,049
Towne Bank	18,394	421,774
TriCo Bancshares	11,315	362,419
TrustCo Bank Corp.	16,634	453,942

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Trustmark Corp.	21,042	$457,243
UMB Financial Corp.	8,020	497,641
Univest Financial Corp.	19,523	339,310
Washington Federal, Inc.	16,971	434,797
Washington Trust Bancorp, Inc.	17,737	467,015
WesBanco, Inc.	14,633	357,338
West BanCorp, Inc.	23,482	382,991
Westamerica BanCorp	19,354	837,060
		44,770,527
BEVERAGES — 0.2%
Primo Water Corp.	27,802	383,668
BIOTECHNOLOGY — 1.5%
Agios Pharmaceuticals, Inc. (a)	8,813	218,122
Alkermes PLC (a)	9,410	263,574
Anika Therapeutics, Inc. (a)	7,643	142,389
Blueprint Medicines Corp. (a)	3,893	195,506
Crinetics Pharmaceuticals, Inc. (a)	9,289	276,255
Eagle Pharmaceuticals, Inc. (a)	10,976	173,091
Emergent BioSolutions, Inc. (a)	17,285	58,769
Enanta Pharmaceuticals, Inc. (a)	3,723	41,586
Immatics NV (a)	31,948	369,958
Ironwood Pharmaceuticals, Inc. (a)	27,938	269,043
PTC Therapeutics, Inc. (a)	5,111	114,537
Sinovac Biotech Ltd. (a)	30,008	194,152
Travere Therapeutics, Inc. (a)	8,139	72,763
Vanda Pharmaceuticals, Inc. (a)	28,622	123,647
Xencor, Inc. (a)	7,931	159,810
		2,673,202
BUILDING PRODUCTS — 2.0%
Apogee Enterprises, Inc.	7,251	341,377
Armstrong World Industries, Inc.	5,769	415,368
AZZ, Inc.	8,216	374,485
CSW Industrials, Inc.	3,758	658,552
Gibraltar Industries, Inc. (a)	5,794	391,153
Janus International Group, Inc. (a)	34,320	367,224
Simpson Manufacturing Co., Inc.	3,411	511,002
Zurn Elkay Water Solutions Corp. Class C	17,086	478,750
		3,537,911
CAPITAL MARKETS — 1.0%
Artisan Partners Asset Management, Inc. Class A	7,228	270,472
Diamond Hill Investment Group, Inc.	3,185	536,895
PJT Partners, Inc. Class A (b)	8,370	664,913
WisdomTree, Inc.	37,512	262,584
		1,734,864
CHEMICALS — 3.6%
American Vanguard Corp.	13,226	144,560
Balchem Corp.	4,522	560,909
Cabot Corp.	3,319	229,907
Chase Corp.	6,062	771,268
Ecovyst, Inc. (a)	32,702	321,788
Security Description	Shares	Value
Hawkins, Inc.	9,070	$533,769
HB Fuller Co.	4,412	302,707
Innospec, Inc.	3,803	388,667
Mativ Holdings, Inc. (b)	11,101	158,300
Minerals Technologies, Inc.	6,263	342,962
NewMarket Corp.	3,120	1,419,725
Quaker Chemical Corp.	1,524	243,840
Sensient Technologies Corp.	9,033	528,250
Stepan Co.	6,300	472,311
		6,418,963
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	7,244	289,832
Brady Corp. Class A	10,621	583,305
Casella Waste Systems, Inc. Class A (a)	7,199	549,284
Ennis, Inc.	39,852	845,659
Healthcare Services Group, Inc.	25,225	263,097
HNI Corp.	20,337	704,270
Matthews International Corp. Class A	8,517	331,397
Stericycle, Inc. (a)	7,827	349,945
UniFirst Corp.	2,978	485,444
		4,402,233
COMMUNICATIONS EQUIPMENT — 1.2%
Digi International, Inc. (a)	7,642	206,334
Harmonic, Inc. (a)	20,448	196,914
Ituran Location & Control Ltd.	14,236	425,657
NETGEAR, Inc. (a)	12,015	151,269
NetScout Systems, Inc. (a)	19,414	543,980
Radware Ltd. (a)	17,202	291,058
Viavi Solutions, Inc. (a)	41,815	382,189
		2,197,401
CONSTRUCTION & ENGINEERING — 1.8%
Arcosa, Inc.	8,568	616,039
Argan, Inc.	13,089	595,811
Construction Partners, Inc. Class A (a)	11,234	410,715
Great Lakes Dredge & Dock Corp. (a)	57,504	458,307
IES Holdings, Inc. (a)	7,677	505,684
MYR Group, Inc. (a)	2,479	334,070
Northwest Pipe Co. (a)	7,375	222,504
		3,143,130
CONSUMER FINANCE — 0.1%
PRA Group, Inc. (a)	7,127	136,910
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Ingles Markets, Inc. Class A	4,181	314,955
PriceSmart, Inc.	5,347	397,977
Weis Markets, Inc.	5,057	318,591
		1,031,523
CONTAINERS & PACKAGING — 0.3%
TriMas Corp.	23,098	571,907

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	5,700	$244,245
Carriage Services, Inc.	6,865	193,936
Frontdoor, Inc. (a)	9,679	296,081
Graham Holdings Co. Class B	728	424,424
Grand Canyon Education, Inc. (a)	2,807	328,082
Perdoceo Education Corp.	16,841	287,981
Strategic Education, Inc.	3,238	243,660
		2,018,409
DIVERSIFIED REITs — 1.0%
Armada Hoffler Properties, Inc. REIT	38,514	394,383
CTO Realty Growth, Inc. REIT	33,669	545,775
Gladstone Commercial Corp. REIT (b)	38,996	474,191
One Liberty Properties, Inc. REIT	18,401	347,227
		1,761,576
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Anterix, Inc. (a)	8,922	279,972
ATN International, Inc.	9,132	288,206
Cogent Communications Holdings, Inc.	7,856	486,287
EchoStar Corp. Class A (a)	22,000	368,500
Liberty Latin America Ltd. Class C (a) (b)	30,255	246,881
Lumen Technologies, Inc. (a) (b)	81,258	115,386
		1,785,232
ELECTRIC UTILITIES — 1.3%
Hawaiian Electric Industries, Inc.	25,367	312,268
MGE Energy, Inc.	15,092	1,033,953
PNM Resources, Inc.	20,375	908,928
		2,255,149
ELECTRICAL EQUIPMENT — 0.2%
EnerSys	3,853	364,764
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Advanced Energy Industries, Inc.	2,648	273,062
AudioCodes Ltd.	15,765	159,384
Avnet, Inc.	7,515	362,148
Badger Meter, Inc.	3,975	571,883
Benchmark Electronics, Inc.	13,791	334,570
CTS Corp.	7,043	293,975
ePlus, Inc. (a)	6,841	434,540
Fabrinet (a)	2,403	400,388
Hollysys Automation Technologies Ltd. (a)	19,812	393,070
Kimball Electronics, Inc. (a)	9,699	265,559
Knowles Corp. (a)	19,049	282,116
Methode Electronics, Inc.	9,735	222,445
Mirion Technologies, Inc. (a) (b)	36,864	275,374
OSI Systems, Inc. (a)	5,589	659,726
Plexus Corp. (a)	4,430	411,901
Sanmina Corp. (a)	4,866	264,126
ScanSource, Inc. (a)	8,581	260,090
Security Description	Shares	Value
TTM Technologies, Inc. (a)	18,072	$232,767
Vishay Intertechnology, Inc.	14,913	368,649
Vishay Precision Group, Inc. (a)	6,977	234,288
		6,700,061
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	14,156	178,366
Cactus, Inc. Class A	2,896	145,408
Dril-Quip, Inc. (a)	5,926	166,936
Expro Group Holdings NV (a)	5,279	122,631
Helmerich & Payne, Inc.	3,176	133,900
		747,241
FINANCIAL SERVICES — 1.6%
Alerus Financial Corp.	28,475	517,675
Cannae Holdings, Inc. (a)	17,361	323,609
Cass Information Systems, Inc.	12,384	461,304
EVERTEC, Inc.	12,723	473,041
Waterstone Financial, Inc.	31,024	339,713
Western Union Co.	55,609	732,927
		2,848,269
FOOD PRODUCTS — 1.7%
Cal-Maine Foods, Inc.	10,189	493,351
Hostess Brands, Inc. (a)	23,737	790,679
J & J Snack Foods Corp.	4,395	719,242
John B Sanfilippo & Son, Inc.	5,305	524,134
Nomad Foods Ltd. (a)	29,844	454,226
		2,981,632
GAS UTILITIES — 1.5%
Chesapeake Utilities Corp.	8,062	788,060
Southwest Gas Holdings, Inc.	16,692	1,008,364
Spire, Inc.	14,789	836,762
		2,633,186
GROUND TRANSPORTATION — 1.0%
Heartland Express, Inc.	56,437	829,059
Marten Transport Ltd.	21,742	428,535
Werner Enterprises, Inc.	13,885	540,821
		1,798,415
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
AngioDynamics, Inc. (a)	20,179	147,509
Artivion, Inc. (a)	17,040	258,326
AtriCure, Inc. (a)	6,563	287,459
Avanos Medical, Inc. (a)	9,425	190,574
Cerus Corp. (a)	67,976	110,121
CONMED Corp.	3,452	348,134
Haemonetics Corp. (a)	3,297	295,345
ICU Medical, Inc. (a) (b)	2,535	301,690
Inari Medical, Inc. (a)	3,091	202,151
Integer Holdings Corp. (a)	3,909	306,583
Integra LifeSciences Holdings Corp. (a)	7,843	299,524
iRadimed Corp.	4,692	208,184
LeMaitre Vascular, Inc.	6,516	354,992
LivaNova PLC (a)	7,086	374,708

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Merit Medical Systems, Inc. (a)	3,602	$248,610
Neogen Corp. (a)	14,626	271,166
Nevro Corp. (a)	5,388	103,557
Omnicell, Inc. (a)	4,914	221,327
Orchestra BioMed Holdings, Inc. (a) (b)	31,819	277,462
Orthofix Medical, Inc. (a)	18,491	237,794
OrthoPediatrics Corp. (a)	6,045	193,440
Silk Road Medical, Inc. (a)	3,671	55,028
UFP Technologies, Inc. (a)	3,837	619,484
Varex Imaging Corp. (a)	14,083	264,620
		6,177,788
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Addus HomeCare Corp. (a)	3,194	272,097
Amedisys, Inc. (a)	2,611	243,867
AMN Healthcare Services, Inc. (a)	3,297	280,839
Brookdale Senior Living, Inc. (a)	56,279	232,995
National HealthCare Corp.	19,897	1,273,010
National Research Corp.	8,019	355,803
Patterson Cos., Inc.	10,710	317,445
Pediatrix Medical Group, Inc. (a)	10,667	135,578
Premier, Inc. Class A	22,310	479,665
Select Medical Holdings Corp.	9,368	236,729
U.S. Physical Therapy, Inc.	2,647	242,809
		4,070,837
HEALTH CARE REITs — 1.6%
Community Healthcare Trust, Inc. REIT	16,881	501,366
Global Medical REIT, Inc.	46,603	418,029
LTC Properties, Inc. REIT	13,457	432,374
National Health Investors, Inc. REIT	8,756	449,708
Physicians Realty Trust REIT	49,117	598,736
Universal Health Realty Income Trust REIT	9,521	384,934
		2,785,147
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc. (a)	14,299	227,926
HealthStream, Inc.	20,535	443,145
NextGen Healthcare, Inc. (a)	13,263	314,731
		985,802
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	24,601	377,379
HOTELS, RESTAURANTS & LEISURE — 1.0%
Accel Entertainment, Inc. (a)	23,922	261,946
Arcos Dorados Holdings, Inc. Class A (b)	30,003	283,828
Cracker Barrel Old Country Store, Inc. (b)	2,325	156,240
MakeMyTrip Ltd. (a)	8,094	327,969
Papa John's International, Inc.	3,466	236,450
Security Description	Shares	Value
Wendy's Co.	20,975	$428,100
		1,694,533
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	739	196,323
Ethan Allen Interiors, Inc.	10,387	310,571
Helen of Troy Ltd. (a)	3,591	418,567
La-Z-Boy, Inc.	11,796	364,260
Leggett & Platt, Inc.	8,947	227,343
MDC Holdings, Inc.	7,103	292,857
Tri Pointe Homes, Inc. (a)	9,390	256,817
		2,066,738
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	8,542	377,044
WD-40 Co.	3,031	616,020
		993,064
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	64,909	577,690
INSURANCE — 3.2%
AMERISAFE, Inc.	16,715	836,920
CNO Financial Group, Inc.	18,180	431,411
Employers Holdings, Inc.	13,108	523,665
Enstar Group Ltd. (a)	2,946	712,932
Horace Mann Educators Corp.	23,926	702,946
James River Group Holdings Ltd.	20,205	310,147
Safety Insurance Group, Inc.	12,093	824,622
United Fire Group, Inc.	15,306	302,293
White Mountains Insurance Group Ltd.	637	952,754
		5,597,690
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	4,790	305,075
IT SERVICES — 0.3%
Hackett Group, Inc.	22,549	531,931
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Clarus Corp. (b)	25,669	194,057
Johnson Outdoors, Inc. Class A	4,371	239,050
Sturm Ruger & Co., Inc.	5,539	288,693
		721,800
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mesa Laboratories, Inc.	2,004	210,560
MACHINERY — 5.0%
Alamo Group, Inc.	2,711	468,623
Albany International Corp. Class A	3,230	278,684
Allison Transmission Holdings, Inc.	10,497	619,953
Barnes Group, Inc.	7,928	269,314
Columbus McKinnon Corp.	9,035	315,412
Douglas Dynamics, Inc.	12,566	379,242
ESCO Technologies, Inc.	4,936	515,516
Federal Signal Corp.	8,608	514,156
Franklin Electric Co., Inc.	6,872	613,189
Gorman-Rupp Co.	25,249	830,692
Hillenbrand, Inc.	6,613	279,796

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Kadant, Inc.	2,094	$472,302
Lindsay Corp.	3,757	442,124
Luxfer Holdings PLC	16,184	211,201
Miller Industries, Inc.	14,135	554,233
Mueller Industries, Inc.	4,692	352,651
Mueller Water Products, Inc. Class A	29,556	374,770
SPX Technologies, Inc. (a)	5,073	412,942
Standex International Corp.	3,212	467,956
Tennant Co.	6,744	500,068
		8,872,824
MARINE TRANSPORTATION — 0.2%
Kirby Corp. (a)	4,005	331,614
MEDIA — 1.1%
Altice USA, Inc. Class A (a)	49,522	161,937
Cable One, Inc.	580	357,071
John Wiley & Sons, Inc. Class A	9,994	371,477
Scholastic Corp.	6,810	259,733
TechTarget, Inc. (a)	5,268	159,936
TEGNA, Inc.	28,570	416,265
Thryv Holdings, Inc. (a)	9,424	176,889
		1,903,308
METALS & MINING — 0.7%
Arch Resources, Inc.	1,006	171,684
Materion Corp.	2,494	254,164
SunCoke Energy, Inc.	18,909	191,926
Tredegar Corp.	22,254	120,394
Warrior Met Coal, Inc.	5,568	284,413
Worthington Industries, Inc.	4,641	286,907
		1,309,488
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
KKR Real Estate Finance Trust, Inc. REIT	62,016	736,130
MULTI-UTILITIES — 0.5%
Northwestern Energy Group, Inc.	18,203	874,836
OFFICE REITs — 3.6%
Brandywine Realty Trust REIT	81,176	368,539
Cousins Properties, Inc. REIT	23,228	473,154
Douglas Emmett, Inc. REIT (b)	39,368	502,336
Easterly Government Properties, Inc. REIT	56,455	645,281
Equity Commonwealth REIT	135,151	2,482,724
JBG SMITH Properties REIT	34,687	501,574
Kilroy Realty Corp. REIT	17,619	556,937
Piedmont Office Realty Trust, Inc. Class A REIT	53,527	300,822
Postal Realty Trust, Inc. Class A REIT (b)	35,841	483,853
		6,315,220
OIL, GAS & CONSUMABLE FUELS — 1.0%
CVR Energy, Inc.	3,596	122,372
Delek U.S. Holdings, Inc.	5,173	146,965
Security Description	Shares	Value
Permian Basin Royalty Trust (b)	6,578	$139,782
REX American Resources Corp. (a)	10,043	408,951
Sabine Royalty Trust	5,069	334,047
San Juan Basin Royalty Trust (b)	10,409	72,134
SFL Corp. Ltd.	38,731	431,851
Sitio Royalties Corp. Class A	5,095	123,350
		1,779,452
PERSONAL CARE PRODUCTS — 0.2%
Herbalife Ltd. (a)	12,779	178,778
USANA Health Sciences, Inc. (a)	4,303	252,199
		430,977
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	8,604	395,698
ANI Pharmaceuticals, Inc. (a)	5,728	332,568
Corcept Therapeutics, Inc. (a)	10,193	277,708
Harmony Biosciences Holdings, Inc. (a)	4,612	151,135
Innoviva, Inc. (a)	33,641	436,997
Nuvation Bio, Inc. (a)	94,572	126,726
Pacira BioSciences, Inc. (a)	8,593	263,633
Phibro Animal Health Corp. Class A	21,338	272,486
Prestige Consumer Healthcare, Inc. (a)	9,262	529,694
Supernus Pharmaceuticals, Inc. (a)	7,475	206,086
Theravance Biopharma, Inc. (a) (b)	15,143	130,684
		3,123,415
PROFESSIONAL SERVICES — 2.4%
ASGN, Inc. (a)	2,860	233,605
CBIZ, Inc. (a)	12,851	666,967
CSG Systems International, Inc.	10,321	527,610
Forrester Research, Inc. (a)	12,315	355,903
Huron Consulting Group, Inc. (a)	4,277	445,492
IBEX Holdings Ltd. (a)	8,354	129,069
ICF International, Inc.	6,488	783,815
Kforce, Inc.	5,619	335,230
Resources Connection, Inc.	34,192	509,803
TrueBlue, Inc. (a)	17,364	254,730
		4,242,224
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Kennedy-Wilson Holdings, Inc.	26,773	394,634
Marcus & Millichap, Inc.	11,719	343,835
Tejon Ranch Co. (a)	37,890	614,576
		1,353,045
RESIDENTIAL REITs — 0.7%
Centerspace REIT	8,718	525,347
Elme Communities REIT	31,120	424,477
Independence Realty Trust, Inc. REIT	26,852	377,807
		1,327,631
RETAIL REITs — 0.8%
Getty Realty Corp. REIT	21,090	584,826
NETSTREIT Corp.	35,125	547,247

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. REIT	10,478	$369,559
		1,501,632
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Camtek Ltd. (a) (b)	8,399	522,922
CEVA, Inc. (a)	8,383	162,546
Diodes, Inc. (a)	2,394	188,743
Nova Ltd. (a) (b)	3,390	381,172
NVE Corp.	3,347	274,922
		1,530,305
SOFTWARE — 3.3%
A10 Networks, Inc.	18,585	279,332
ACI Worldwide, Inc. (a)	14,637	330,211
American Software, Inc. Class A	20,761	237,921
Blackbaud, Inc. (a)	6,813	479,090
BlackLine, Inc. (a)	4,428	245,621
Box, Inc. Class A (a)	9,822	237,791
CommVault Systems, Inc. (a)	7,308	494,094
E2open Parent Holdings, Inc. (a) (b)	71,914	326,490
Envestnet, Inc. (a)	5,660	249,210
InterDigital, Inc.	3,742	300,258
Magic Software Enterprises Ltd.	25,130	283,718
Model N, Inc. (a)	8,429	205,752
nCino, Inc. (a)	15,733	500,309
Progress Software Corp.	7,235	380,416
Q2 Holdings, Inc. (a)	8,267	266,776
Qualys, Inc. (a)	2,473	377,256
Sapiens International Corp. NV	14,860	422,470
Verint Systems, Inc. (a)	9,150	210,358
		5,827,073
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	20,580	456,670
PotlatchDeltic Corp. REIT	9,128	414,320
		870,990
SPECIALTY RETAIL — 1.1%
Arko Corp.	84,686	605,505
Buckle, Inc.	5,384	179,772
Group 1 Automotive, Inc.	925	248,557
Monro, Inc.	7,176	199,277
PetMed Express, Inc.	13,229	135,597
Winmark Corp.	1,436	535,815
		1,904,523
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	5,260	363,729
Oxford Industries, Inc.	2,042	196,298
Security Description	Shares	Value
Steven Madden Ltd. (b)	8,665	$275,287
		835,314
TRADING COMPANIES & DISTRIBUTORS — 1.2%
GATX Corp.	4,754	517,378
McGrath RentCorp	6,050	606,452
Rush Enterprises, Inc. Class A	13,827	564,556
Transcat, Inc. (a)	4,310	422,251
		2,110,637
WATER UTILITIES — 0.3%
Artesian Resources Corp. Class A	13,692	574,927
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	13,013	268,198
Telephone & Data Systems, Inc.	19,760	361,806
		630,004
TOTAL COMMON STOCKS (Cost $201,500,353)		176,465,904
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	442,995	443,083
State Street Navigator Securities Lending Portfolio II (f) (g)	2,949,078	2,949,078
TOTAL SHORT-TERM INVESTMENTS (Cost $3,392,161)		3,392,161
TOTAL INVESTMENTS — 101.5% (Cost $204,892,514)		179,858,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(2,678,645)
NET ASSETS — 100.0%		$177,179,420
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$176,271,752	$194,152	$—	$176,465,904
Short-Term Investments	3,392,161	—	—	3,392,161
TOTAL INVESTMENTS	$179,663,913	$194,152	$—	$179,858,065

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,625	$350,695	$2,162,574	$2,070,179	$(7)	$—	442,995	$443,083	$4,417
State Street Navigator Securities Lending Portfolio II	4,129,146	4,129,146	7,260,774	8,440,842	—	—	2,949,078	2,949,078	11,081
Total		$4,479,841	$9,423,348	$10,511,021	$(7)	$—		$3,392,161	$15,498
See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 98.9%
BANKS — 39.4%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033	$156,288	$3,164,832
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 6.14%, 10/30/2023 (a) (b)	75,268	1,562,564
Series 02, 3 mo. USD Term SOFR + 0.91%, 6.32%, 10/30/2023 (b)	53,881	1,136,889
Series E, 3 mo. USD Term SOFR + 0.61%, 5.98%, 11/15/2023 (a) (b)	55,919	1,122,854
Series GG, 6.00%, 10/30/2023 (a)	245,162	5,901,049
Series HH, 5.88%, 10/30/2023 (a)	154,585	3,583,280
Series K, 3 mo. USD LIBOR + 1.33%, 6.45%, 12/15/2066 (b)	190,681	4,791,814
Series KK, 5.38%, 6/25/2024	250,938	5,367,564
Series LL, 5.00%, 9/17/2024 (a)	236,286	4,803,694
Series NN, 4.38%, 11/3/2025	195,191	3,437,313
Series PP, 4.13%, 2/2/2026 (a)	165,712	2,777,333
Series QQ, 4.25%, 11/17/2026	235,532	4,015,821
Series SS, 4.75%, 2/17/2027	124,682	2,391,401
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 12.00%, 10/30/2040 (b)	1,168,472	34,271,284
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2025	233,992	4,471,587
Series D, 3 mo. USD Term SOFR + 3.90%, 6.35%, 4/6/2024 (b)	155,849	3,659,335
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 6.63%, 12/31/2023 (a) (b)	234,226	5,996,186
Series K, 4.95%, 9/30/2024	130,494	2,720,800
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	260,059	4,379,394
Series J, Class E, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (b)	168,972	3,969,152
JPMorgan Chase & Co.:
Series DD, 5.75%, 12/1/2023 (a)	339,655	8,087,186
Security Description	Shares	Value
Series EE, 6.00%, 3/1/2024 (a)	$370,442	$9,183,257
Series GG, 4.75%, 12/1/2024 (a)	180,464	3,697,707
Series JJ, 4.55%, 6/1/2026 (a)	300,773	5,726,718
Series LL, 4.63%, 6/1/2026 (a)	370,955	7,259,589
Series MM, 4.20%, 9/1/2026	400,478	7,248,652
KeyCorp:
Series E, 3 mo. USD Term SOFR + 4.15%, 6.13%, 12/15/2026 (a) (b)	260,191	5,776,240
Series F, 5.65%, 12/15/2023 (a)	221,272	4,243,997
Series G, 5.63%, 9/15/2024	234,288	4,341,357
Series H, 5 yr. CMT + 3.13%, 6.20%, 12/15/2027 (a) (b)	312,355	6,165,888
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 6.27%, 10/30/2023 (a) (b)	259,659	5,619,021
Series F, 6.88%, 1/15/2024 (a) (b)	200,645	5,016,125
Series I, 6.38%, 10/15/2024 (b)	236,053	5,854,114
Series E, 7.13%, 1/15/2024 (b)	203,596	5,224,273
Series K, 5.85%, 4/15/2027 (a) (b)	236,053	5,483,511
Series L, 4.88%, 1/15/2025	118,026	2,362,881
Series O, 4.25%, 1/15/2027 (a)	306,869	5,232,116
Series P, 6.50%, 10/15/2027	236,053	5,934,372
Northern Trust Corp. Series E, 4.70%, 1/1/2025 (a)	207,980	4,373,819
Regions Financial Corp.:
Series B, 3 mo. USD LIBOR + 3.54%, 6.38%, 9/15/2024 (a) (b)	260,273	6,092,991
Series C, 3 mo. USD LIBOR + 3.15%, 5.70%, 5/15/2029 (b)	260,194	5,099,802
Series E, 4.45%, 6/15/2026	207,790	3,378,665
State Street Corp.:
Series D, 5.90%, 3/15/2024 (a) (b) (c) (d)	390,184	9,778,011
Series G, 5.35%, 3/15/2026 (a) (b) (c)	260,286	6,038,635
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025 (a)	299,416	6,362,590
Series R, 4.75%, 9/1/2025 (a)	481,227	8,984,508

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 6.17%, 10/30/2023 (a) (b)	$520,245	$9,822,226
Series K, 5.50%, 10/30/2023 (a)	299,443	6,461,980
Series L, 3.75%, 1/15/2026	259,956	3,953,931
Series M, 4.00%, 4/15/2026 (a)	390,526	6,252,321
Series O, 4.50%, 4/15/2027 (a)	234,030	4,280,409
Wells Fargo & Co.:
Series R, 6.63%, 3/15/2024 (b) (d)	255,234	6,477,839
Series Y, 5.63%, 12/15/2023 (a)	209,658	4,796,975
Series Z, 4.75%, 3/15/2025 (a)	611,500	11,361,670
Series AA, 4.70%, 12/15/2025	355,506	6,587,526
Series CC, 4.38%, 3/15/2026	319,043	5,541,777
Series DD, Class A, 4.25%, 9/15/2026	379,814	6,339,096
		327,965,921
DIVERSIFIED FINANCIAL SERVICES — 9.6%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	155,828	3,301,995
4.75%, 9/30/2060 (a)	143,175	2,356,661
Apollo Global Management, Inc. 5 yr. CMT + 2.23% 7.63%, 9/15/2053 (e)	312,774	8,191,551
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080 (a)	208,384	3,227,868
Capital One Financial Corp.:
Series I, 5.00%, 12/1/2024 (a)	780,367	14,608,470
Series J, 4.80%, 6/1/2025 (a)	650,307	11,503,931
Series L, 4.38%, 9/1/2026 (a)	351,332	5,624,825
Series N, 4.25%, 9/1/2026	220,810	3,471,133
Carlyle Finance LLC 4.63%, 5/15/2061	260,073	4,270,399
Charles Schwab Corp.:
Series D, 5.95%, 12/1/2023 (a)	390,184	9,500,981
Series J, 4.45%, 6/1/2026 (a)	312,361	5,813,038
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	260,063	4,475,684
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	155,851	3,734,190
		80,080,726
Security Description	Shares	Value
ELECTRIC — 14.4%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027 (a)	$156,593	$2,502,356
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	182,336	2,673,046
4.88%, 12/9/2026 (a)	135,264	2,020,844
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	130,062	2,170,735
CMS Energy Corp.:
5.88%, 10/15/2078	145,457	3,281,510
5.88%, 3/1/2079	328,187	7,561,428
DTE Energy Co.:
Series E, 5.25%, 12/1/2077 (a)	208,082	4,640,229
4.38%, 12/1/2081	145,868	2,701,475
Duke Energy Corp.:
5.63%, 9/15/2078	260,322	6,255,538
Series A, 5.75%, 6/15/2024 (a)	520,245	12,439,058
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	213,263	4,670,460
Entergy Louisiana LLC 4.88%, 9/1/2066 (a)	140,660	3,139,531
Entergy Mississippi LLC 4.90%, 10/1/2066 (a)	135,450	3,038,144
Georgia Power Co. Series 2017, 5.00%, 10/1/2077	140,660	3,290,037
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	130,241	3,030,708
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079 (a)	357,669	8,737,854
SCE Trust III Series H, 3 mo. USD LIBOR + 2.99% 5.75%, 3/15/2024 (b)	143,264	3,439,769
SCE Trust IV Series J, 3 mo. USD LIBOR + 3.13% 5.38%, 9/15/2025 (b)	169,311	3,508,124
SCE Trust V Series K, 3 mo. USD LIBOR + 3.79% 5.45%, 3/15/2026 (b)	155,836	3,412,808
SCE Trust VI 5.00%, 10/30/2023 (a)	247,093	4,450,145
Sempra 5.75%, 7/1/2079	394,086	8,981,220
Southern Co.:
5.25%, 12/1/2077	234,215	5,279,206
Series 2020, 4.95%, 1/30/2080	520,245	10,951,157

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Series C, 4.20%, 10/15/2060 (a)	$390,184	$7,596,882
		119,772,264
GAS — 1.2%
NiSource, Inc. Series B, 5 yr. CMT + 3.63% 6.50%, 3/15/2024 (a) (b)	260,336	6,534,433
Spire, Inc. Series A, 5.90%, 8/15/2024	130,241	3,048,942
		9,583,375
INSURANCE — 25.7%
AEGON Funding Co. LLC 5.10%, 12/15/2049	481,227	9,557,168
Allstate Corp.:
3 mo. USD Term SOFR + 3.42%, 8.73%, 1/15/2053 (b)	260,349	6,706,590
Series H, 5.10%, 10/15/2024	598,283	11,690,450
Series I, 4.75%, 1/15/2025	156,288	2,869,448
Series J, 7.38%, 7/15/2028	312,147	8,221,952
Arch Capital Group Ltd.:
Series F, 5.45%, 10/30/2023 (a)	171,517	3,533,250
Series G, 4.55%, 6/11/2026 (a)	260,109	4,653,350
Assurant, Inc. 5.25%, 1/15/2061	130,160	2,538,120
Athene Holding Ltd.:
Series A, 3 mo. USD LIBOR + 4.25%, 6.35%, 6/30/2029 (b)	448,712	9,714,615
Series B, 5.63%, 9/30/2024 (a)	179,238	3,514,857
Series C, 5 yr. CMT + 5.97%, 6.38%, 6/30/2025 (b)	312,486	7,515,288
Series D, 4.88%, 12/30/2025 (a)	299,119	4,899,569
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (b)	260,298	6,536,083
Axis Capital Holdings Ltd. Series E, 5.50%, 10/30/2023	286,305	5,740,415
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	195,001	4,580,574
Series A, 6.60%, 3/25/2024	221,084	5,140,203
Series B, 6.75%, 6/25/2025	209,392	5,161,513
Series C, 5.38%, 12/25/2025	299,621	5,393,178
Series D, 4.63%, 12/25/2026	182,691	2,696,519
Enstar Group Ltd. Series D, 3 mo. USD LIBOR + 4.02% 7.00%, 9/2/2028 (b)	208,430	5,187,823
Equitable Holdings, Inc.:
Series A, 5.25%, 12/15/2024 (a)	416,197	8,199,081
Series C, 4.30%, 3/15/2026	156,073	2,358,263
Globe Life, Inc. 4.25%, 6/15/2061	169,311	3,157,650
Security Description	Shares	Value
Hartford Financial Services Group, Inc. Series G, 6.00%, 11/15/2023 (a)	$179,425	$4,462,300
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (a)	260,375	6,907,749
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 6.67%, 10/30/2023 (b)	312,478	7,224,491
Series E, 5.63%, 10/30/2023 (a)	418,797	9,871,045
Series F, 4.75%, 3/15/2025	520,245	10,555,771
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	294,263	7,074,083
4.13%, 9/1/2060 (a)	260,156	5,010,605
5.95%, 9/1/2062 (a)	155,925	3,809,248
Reinsurance Group of America, Inc.:
3 mo. USD LIBOR + 4.04%, 5.75%, 6/15/2056 (b)	208,128	5,205,281
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a) (b)	364,172	9,519,456
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 10/30/2023 (a)	130,241	2,754,597
Series G, 4.20%, 7/15/2026 (a)	260,047	4,030,729
W R Berkley Corp.:
5.10%, 12/30/2059 (a)	156,288	3,044,490
4.25%, 9/30/2060	130,160	2,443,103
4.13%, 3/30/2061 (a)	156,593	2,607,273
		214,086,180
REAL ESTATE INVESTMENT TRUSTS — 5.2%
Digital Realty Trust, Inc. Series L, 5.20%, 10/10/2024 (a)	179,304	3,630,906
Kimco Realty Corp. Series M, Class M, , 5.25%, 10/30/2023	135,853	2,930,349
Public Storage Operating Co.:
Series F, 5.15%, 10/30/2023	145,466	3,313,715
Series G, 5.05%, 10/30/2023	155,907	3,606,129
Series H, 5.60%, 3/11/2024 (a)	148,104	3,597,446
Series I, 4.88%, 9/12/2024 (a)	164,347	3,462,791
Series J, 4.70%, 11/15/2024 (a)	134,798	2,637,997
Series L, 4.63%, 6/17/2025 (a)	294,165	5,795,050
Series N, 3.88%, 10/6/2025	147,080	2,435,645
Series P, 4.00%, 6/16/2026	314,273	5,452,637

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Series R, 4.00%, 11/19/2026 (a)	$226,159	$3,885,412
Series S, 4.10%, 1/13/2027 (a)	130,062	2,208,453
		42,956,530
SOVEREIGN — 0.4%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (b)	133,611	2,887,334
TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
5.35%, 11/1/2066	688,024	15,129,648
5.63%, 8/1/2067	429,203	9,906,005
		25,035,653
TOTAL PREFERRED STOCKS (Cost $1,008,058,138)		822,367,983
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f) (g)	21,973,477	21,977,871
State Street Navigator Securities Lending Portfolio II (c) (h)	44,584,480	44,584,480
TOTAL SHORT-TERM INVESTMENTS (Cost $66,562,330)		66,562,351
TOTAL INVESTMENTS — 106.9% (Cost $1,074,620,468)		888,930,334
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(57,110,727)
NET ASSETS — 100.0%		$831,819,607

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$822,367,983	$—	$—	$822,367,983
Short-Term Investments	66,562,351	—	—	66,562,351
TOTAL INVESTMENTS	$888,930,334	$—	$—	$888,930,334
See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	663,977	$16,233,338	$62,252	$390,354	$(33,368)	$(55,222)	650,470	$15,816,646	$232,043
State Street Institutional Liquid Reserves Fund, Premier Class	7,503,450	7,504,951	36,500,722	22,027,669	(132)	(1)	21,973,477	21,977,871	76,208
State Street Navigator Securities Lending Portfolio II	34,870,137	34,870,137	49,955,575	40,241,232	—	—	44,584,480	44,584,480	212,011
Total		$58,608,426	$86,518,549	$62,659,255	$(33,500)	$(55,223)		$82,378,997	$520,262
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$22,650,194	$22,009,797
2.00%, 1/15/2026	34,350,894	33,681,393
2.38%, 1/15/2025	47,843,144	47,290,042
2.38%, 1/15/2027	23,554,620	23,382,886
2.50%, 1/15/2029	24,686,472	24,867,330
3.38%, 4/15/2032	12,388,726	13,358,895
3.63%, 4/15/2028	33,166,109	34,870,451
3.88%, 4/15/2029	35,523,092	38,261,677
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2024	33,344,812	32,331,530
0.13%, 4/15/2025	42,398,653	40,466,751
0.13%, 10/15/2025	42,956,463	40,714,343
0.13%, 4/15/2026	43,538,156	40,684,671
0.13%, 7/15/2026	43,843,504	40,991,659
0.13%, 10/15/2026	38,418,142	35,731,918
0.13%, 4/15/2027	39,335,802	36,113,568
0.13%, 1/15/2030	56,493,016	49,270,900
0.13%, 7/15/2030	46,023,769	39,906,592
0.13%, 1/15/2031	50,511,660	43,210,701
0.13%, 7/15/2031	53,103,578	45,109,660
0.13%, 1/15/2032	49,819,463	41,751,822
0.25%, 1/15/2025	50,719,304	48,799,337
0.25%, 7/15/2029	50,701,200	45,196,974
0.38%, 7/15/2025	57,376,232	54,941,123
0.38%, 1/15/2027	45,287,671	42,141,675
0.38%, 7/15/2027	39,903,566	37,009,924
0.50%, 4/15/2024	50,087	49,227
0.50%, 1/15/2028	44,548,276	41,071,380
0.63%, 1/15/2026	52,731,478	50,150,074
0.63%, 7/15/2032	50,356,417	43,891,587
0.75%, 7/15/2028	38,963,619	36,267,758
0.88%, 1/15/2029	39,598,263	36,748,462
1.13%, 1/15/2033	44,544,539	40,245,671
Security Description	Principal Amount	Value
1.25%, 4/15/2028 (a)	$37,809,022	$35,950,345
1.38%, 7/15/2033 (a)	32,242,368	29,828,119
1.63%, 10/15/2027	35,887,579	34,846,232
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,441,213,854)		1,301,144,474
	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b) (c)	778,911	778,911
State Street Navigator Securities Lending Portfolio II (d) (e)	18,168,787	18,168,787
TOTAL SHORT-TERM INVESTMENTS (Cost $18,947,699)		18,947,698
TOTAL INVESTMENTS — 101.0% (Cost $1,460,161,553)		1,320,092,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(12,738,805)
NET ASSETS — 100.0%		$1,307,353,367
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,301,144,474	$—	$1,301,144,474
Short-Term Investments	18,947,698	—	—	18,947,698
TOTAL INVESTMENTS	$18,947,698	$1,301,144,474	$—	$1,320,092,172
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	593,843	$593,843	$67,627,266	$67,442,198	$—	$—	778,911	$778,911	$35,050
State Street Navigator Securities Lending Portfolio II	27,417,796	27,417,796	221,798,740	231,047,749	—	—	18,168,787	18,168,787	9,608
Total		$28,011,639	$289,426,006	$298,489,947	$—	$—		$18,947,698	$44,658
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0% (a)
U.S. Treasury Bills:
Zero Coupon, 11/28/2023 (b)	$667,683,000	$662,050,954
0.01%, 10/24/2023	1,696,254,000	1,690,784,633
0.01%, 11/14/2023 (b)	667,656,000	663,440,133
3.55%, 10/3/2023	1,509,709,000	1,509,488,356
4.27%, 10/5/2023	3,004,414,000	3,003,094,551
4.81%, 10/10/2023	1,611,443,000	1,609,559,400
4.90%, 10/12/2023	3,164,300,000	3,159,661,231
5.03%, 10/17/2023	1,683,792,000	1,680,092,911
5.06%, 10/19/2023	2,293,252,000	2,287,523,319
5.14%, 10/26/2023	2,292,769,000	2,284,693,363
5.18%, 10/31/2023	667,703,000	664,867,072
5.21%, 11/2/2023	2,133,714,000	2,123,994,335
5.23%, 11/7/2023	667,724,000	664,200,921
5.24%, 11/9/2023	2,395,293,000	2,381,905,300
5.27%, 11/16/2023 (b)	1,741,924,000	1,730,394,641
5.28%, 11/21/2023 (b)	667,524,000	662,596,378
5.31%, 11/24/2023	1,785,552,000	1,771,596,733
5.31%, 11/30/2023	2,307,825,000	2,287,665,502
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,833,739,562)		30,837,609,733
Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c) (d)	316,407,477	316,407,477
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	496,709,710	$496,709,710
TOTAL SHORT-TERM INVESTMENTS (Cost $813,117,187)		813,117,187
TOTAL INVESTMENTS — 101.6% (Cost $31,646,856,749)		31,650,726,920
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(499,329,382)
NET ASSETS — 100.0%		$31,151,397,538
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$30,837,609,733	$—	$30,837,609,733
Short-Term Investments	813,117,187	—	—	813,117,187
TOTAL INVESTMENTS	$813,117,187	$30,837,609,733	$—	$31,650,726,920
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,751,315	$320,751,315	$2,353,390,140	$2,357,733,978	$—	$—	316,407,477	$316,407,477	$6,289,109
State Street Navigator Securities Lending Portfolio II	863,662,500	863,662,500	3,165,814,359	3,532,767,149	—	—	496,709,710	496,709,710	649,494
Total		$1,184,413,815	$5,519,204,499	$5,890,501,127	$—	$—		$813,117,187	$6,938,603
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2% (a)
U.S. Treasury Bills:
0.01%, 12/5/2023	$94,892,000	$93,995,123
0.01%, 12/12/2023	99,023,000	97,985,982
0.01%, 12/14/2023	119,630,000	118,344,310
0.01%, 12/19/2023	103,150,000	101,963,818
0.01%, 12/21/2023	119,639,000	118,226,329
0.01%, 12/26/2023	103,148,000	101,854,173
0.01%, 1/2/2024	103,148,000	101,751,181
0.01%, 1/11/2024	119,654,000	117,873,972
0.01%, 2/1/2024	119,644,000	117,494,048
0.01%, 2/15/2024	127,897,000	125,335,614
0.01%, 2/29/2024	127,896,000	125,066,967
0.01%, 6/13/2024	78,385,000	75,477,275
0.01%, 7/11/2024	78,381,000	75,171,260
0.01%, 8/8/2024	82,518,000	78,809,920
4.77%, 3/21/2024	70,393,000	68,613,835
4.93%, 4/18/2024	70,114,000	68,076,714
5.14%, 5/16/2024	74,222,000	71,758,741
5.16%, 1/25/2024	189,732,000	186,512,155
5.26%, 12/7/2023	119,651,000	118,485,100
5.26%, 2/22/2024	198,030,000	193,855,019
5.33%, 12/28/2023	189,778,000	187,338,087
5.36%, 1/4/2024	119,533,000	117,877,236
5.37%, 1/18/2024	119,630,000	117,726,089
Security Description	Principal Amount	Value
5.41%, 2/8/2024	$123,769,000	$121,417,311
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,702,040,817)		2,701,010,259
	Shares
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b) (c)	23,161,301	23,161,301
TOTAL INVESTMENTS — 100.0% (Cost $2,725,202,118)		2,724,171,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(164,681)
NET ASSETS — 100.0%		$2,724,006,879
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,701,010,259	$—	$2,701,010,259
Short-Term Investments	23,161,301	—	—	23,161,301
TOTAL INVESTMENTS	$23,161,301	$2,701,010,259	$—	$2,724,171,560

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,801,612	$8,801,612	$164,448,830	$150,089,141	$—	$—	23,161,301	$23,161,301	$302,137
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 53.2%
AIRLINES — 1.0%
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	$35,935,000	$36,021,244
Spirit Airlines, Inc. 1.00%, 5/15/2026	11,055,000	9,238,332
		45,259,576
AUTO MANUFACTURERS — 2.8%
Fisker, Inc. 2.50%, 9/15/2026 (b)	15,700,000	7,933,210
Ford Motor Co. Zero Coupon, 3/15/2026	50,740,000	49,712,515
Li Auto, Inc. 0.25%, 5/1/2028	18,328,000	25,894,165
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	43,400,000	26,239,640
NIO, Inc.:
Zero Coupon, 2/1/2026	6,605,000	6,403,481
0.50%, 2/1/2027	11,000,000	9,638,090
		125,821,101
AUTO PARTS & EQUIPMENT — 0.2%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	14,550,000	9,506,097
BIOTECHNOLOGY — 2.6%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	10,340,000	10,025,664
1.25%, 5/15/2027 (a)	13,486,000	13,381,888
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	16,000,000	12,119,680
2.50%, 3/15/2027	14,295,000	13,903,603
Guardant Health, Inc. Zero Coupon, 11/15/2027	25,333,000	17,453,170
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	14,255,000	12,054,456
Insmed, Inc. 0.75%, 6/1/2028	12,095,000	12,004,046
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	14,620,000	14,326,869
Livongo Health, Inc. 0.88%, 6/1/2025	10,265,000	9,375,024
		114,644,400
COMMERCIAL SERVICES — 2.3%
2U, Inc. 2.25%, 5/1/2025	7,906,000	4,702,884
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	9,408,000	8,139,613
Block, Inc.:
Zero Coupon, 5/1/2026	11,710,000	9,800,919
0.13%, 3/1/2025	23,244,000	21,590,887
0.25%, 11/1/2027	11,985,000	8,996,660
Chegg, Inc. 0.13%, 3/15/2025	8,618,000	7,763,094
Security Description	Principal Amount	Value
Euronet Worldwide, Inc. 0.75%, 3/15/2049	$11,068,000	$10,199,162
Repay Holdings Corp. Zero Coupon, 2/1/2026 (b)	8,705,000	7,084,216
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (a)	15,587,000	15,387,486
Stride, Inc. 1.13%, 9/1/2027 (a)	9,968,000	10,484,941
		104,149,862
COMPUTERS — 2.5%
CyberArk Software Ltd. Zero Coupon, 11/15/2024 (a)	11,742,000	13,546,158
Insight Enterprises, Inc. 0.75%, 2/15/2025	7,589,000	16,160,472
KBR, Inc. 2.50%, 11/1/2023	5,109,000	11,949,491
Lumentum Holdings, Inc.:
0.25%, 3/15/2024	6,763,000	6,690,501
0.50%, 12/15/2026	22,758,000	19,202,062
Parsons Corp. 0.25%, 8/15/2025	8,420,000	10,719,502
Rapid7, Inc. 0.25%, 3/15/2027 (a)	13,670,000	11,680,742
Western Digital Corp. 1.50%, 2/1/2024	23,409,000	23,011,047
		112,959,975
DIVERSIFIED FINANCIAL SERVICES — 0.6%
LendingTree, Inc. 0.50%, 7/15/2025	9,164,000	7,249,366
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	27,852,000	21,455,231
		28,704,597
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048	11,865,000	12,586,273
ELECTRONICS — 0.2%
Itron, Inc. Zero Coupon, 3/15/2026	8,939,000	7,698,624
ENERGY-ALTERNATE SOURCES — 1.4%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	12,270,000	10,785,207
Zero Coupon, 3/1/2028 (a)	13,785,000	11,415,910
NextEra Energy Partners LP:
Zero Coupon, 6/15/2024 (b)	9,726,000	9,238,728
Zero Coupon, 11/15/2025 (b)	11,190,000	9,381,360
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (a)	13,205,000	12,058,542

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Stem, Inc. 0.50%, 12/1/2028 (b)	$5,112,000	$2,946,813
Sunrun, Inc. Zero Coupon, 2/1/2026 (a)	7,325,000	5,349,960
		61,176,520
ENTERTAINMENT — 1.5%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	9,980,000	14,582,077
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	26,825,000	20,438,236
Live Nation Entertainment, Inc. 2.00%, 2/15/2025 (a)	8,258,000	8,423,242
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (a)	13,570,000	11,958,970
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	11,054,000	9,774,942
		65,177,467
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	4,902,724
HEALTH CARE PRODUCTS — 2.2%
Exact Sciences Corp.:
0.38%, 3/15/2027	9,190,000	8,336,249
0.38%, 3/1/2028 (a)	22,208,000	19,203,035
Haemonetics Corp. Zero Coupon, 3/1/2026	9,906,000	8,585,035
Insulet Corp. 0.38%, 9/1/2026 (a)	18,379,000	18,022,080
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	12,929,000	11,784,913
Novocure Ltd. Zero Coupon, 11/1/2025	12,508,000	10,732,239
NuVasive, Inc. 0.38%, 3/15/2025	9,374,000	8,641,141
Omnicell, Inc. 0.25%, 9/15/2025 (a)	12,295,000	11,104,229
SmileDirectClub, Inc. Zero Coupon, 2/1/2026 (b)	9,295,000	284,427
		96,693,348
HEALTH CARE SERVICES — 0.4%
Teladoc Health, Inc. 1.25%, 6/1/2027	23,431,000	18,741,754
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	10,725,000	10,015,863
HOUSEHOLD PRODUCTS — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (a) (b)	14,859,000	11,588,386
Security Description	Principal Amount	Value
INTERNET — 13.9%
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	$44,154,000	$38,932,348
Booking Holdings, Inc. 0.75%, 5/1/2025 (a)	18,662,000	31,234,216
Etsy, Inc.:
0.13%, 10/1/2026 (a)	17,255,000	17,529,009
0.13%, 9/1/2027	15,765,000	12,611,842
Expedia Group, Inc. Zero Coupon, 2/15/2026	20,150,000	17,530,701
Farfetch Ltd. 3.75%, 5/1/2027	10,145,000	5,430,111
Fiverr International Ltd. Zero Coupon, 11/1/2025	10,095,000	8,748,630
iQIYI, Inc. 4.00%, 12/15/2026	10,055,000	9,619,518
JOYY, Inc. 1.38%, 6/15/2026	6,491,000	6,188,130
Lyft, Inc. 1.50%, 5/15/2025	15,975,000	14,711,857
Magnite, Inc. 0.25%, 3/15/2026	6,728,000	5,749,480
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	10,690,000	9,367,113
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a) (b)	13,910,000	12,155,949
Okta, Inc.:
0.13%, 9/1/2025	13,105,000	11,887,414
0.38%, 6/15/2026	19,845,000	17,342,347
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	9,300,000	6,213,888
Palo Alto Networks, Inc. 0.38%, 6/1/2025	44,328,000	104,468,241
PDD Holdings, Inc. Zero Coupon, 12/1/2025	44,417,000	43,809,820
Sea Ltd.:
0.25%, 9/15/2026 (a)	42,960,000	34,298,405
2.38%, 12/1/2025	25,756,000	24,636,644
Shopify, Inc. 0.13%, 11/1/2025	20,951,000	18,636,543
Snap, Inc.:
0.25%, 5/1/2025	6,183,000	5,688,916
0.75%, 8/1/2026 (a)	21,764,000	19,016,513
Spotify USA, Inc. Zero Coupon, 3/15/2026	31,370,000	26,668,264
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	24,981,000	23,327,508
Vnet Group, Inc. Zero Coupon, 2/1/2026	10,890,000	8,544,294
Wayfair, Inc.:
0.63%, 10/1/2025	17,833,000	15,379,179
1.00%, 8/15/2026 (a)	17,620,000	14,406,993

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wix.com Ltd. Zero Coupon, 8/15/2025	$12,872,000	$11,473,200
Zillow Group, Inc.:
0.75%, 9/1/2024	11,685,000	13,628,215
1.38%, 9/1/2026 (a)	15,016,000	17,869,641
2.75%, 5/15/2025	9,499,000	9,767,347
		616,872,276
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.63%, 3/1/2024	7,553,000	7,660,328
IRON/STEEL — 0.4%
U.S. Steel Corp. 5.00%, 11/1/2026	7,988,000	19,685,068
LEISURE TIME — 0.7%
NCL Corp. Ltd. 5.38%, 8/1/2025	12,504,000	14,497,763
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	20,050,000	15,143,364
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	6,797,000	2,474,923
		32,116,050
LODGING — 0.3%
H World Group Ltd. 3.00%, 5/1/2026	11,447,000	13,193,698
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	14,979,000	16,771,986
MEDIA — 2.8%
Cable One, Inc. Zero Coupon, 3/15/2026	11,105,000	9,072,119
DISH Network Corp.:
Zero Coupon, 12/15/2025	42,325,000	28,513,929
2.38%, 3/15/2024 (a)	23,971,000	23,039,966
3.38%, 8/15/2026	59,552,000	35,949,756
Liberty Interactive LLC:
3.75%, 2/15/2030	7,990,000	1,963,862
4.00%, 11/15/2029	7,657,000	1,845,414
Liberty Latin America Ltd. 2.00%, 7/15/2024	7,006,000	6,662,426
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	5,445,000	5,671,566
2.75%, 12/1/2049 (b)	11,670,000	10,894,762
		123,613,800
MINING — 0.3%
MP Materials Corp. 0.25%, 4/1/2026 (a) (b)	15,180,000	13,013,966
OIL & GAS — 1.4%
EQT Corp. 1.75%, 5/1/2026	8,785,000	24,433,281
Security Description	Principal Amount	Value
Pioneer Natural Resources Co. 0.25%, 5/15/2025 (a)	$14,478,000	$35,537,989
		59,971,270
PHARMACEUTICALS — 2.0%
Ascendis Pharma AS 2.25%, 4/1/2028	14,004,000	12,847,410
Dexcom, Inc. 0.25%, 11/15/2025	26,210,000	24,712,623
Herbalife Ltd. 2.63%, 3/15/2024	5,450,000	5,333,969
Jazz Investments I Ltd.:
1.50%, 8/15/2024	13,363,000	12,906,386
2.00%, 6/15/2026 (a)	21,740,000	22,189,366
Pacira BioSciences, Inc. 0.75%, 8/1/2025	10,080,000	9,125,424
		87,115,178
REAL ESTATE — 0.3%
Redfin Corp.:
Zero Coupon, 10/15/2025	4,595,000	3,762,065
0.50%, 4/1/2027	14,295,000	8,419,326
		12,181,391
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	15,965,000	13,269,150
RETAIL — 0.2%
National Vision Holdings, Inc. 2.50%, 5/15/2025	8,332,000	7,993,471
SEMICONDUCTORS — 1.6%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	9,625,000	10,897,521
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	13,457,000	14,183,274
ON Semiconductor Corp. Zero Coupon, 5/1/2027	16,834,000	30,377,627
Wolfspeed, Inc. 1.75%, 5/1/2026	12,510,000	13,451,628
		68,910,050
SOFTWARE — 9.5%
Akamai Technologies, Inc.:
0.13%, 5/1/2025 (a)	24,651,000	29,136,989
0.38%, 9/1/2027 (a)	28,122,000	29,333,496
Alteryx, Inc.:
0.50%, 8/1/2024	9,870,000	9,437,299
1.00%, 8/1/2026	6,688,000	5,939,278
Bentley Systems, Inc. 0.13%, 1/15/2026	15,095,000	14,671,132
Bilibili, Inc. 1.38%, 4/1/2026	7,165,000	7,041,332
BlackLine, Inc.:
Zero Coupon, 3/15/2026	25,756,000	22,168,962
0.13%, 8/1/2024	5,579,000	5,547,646

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	$11,580,000	$10,202,096
Datadog, Inc. 0.13%, 6/15/2025	16,353,000	19,255,003
DocuSign, Inc. Zero Coupon, 1/15/2024	15,422,000	15,123,122
Dropbox, Inc.:
Zero Coupon, 3/1/2026	14,694,000	13,845,568
Zero Coupon, 3/1/2028	15,635,000	14,822,293
Everbridge, Inc. Zero Coupon, 3/15/2026	6,182,000	5,256,184
Fastly, Inc. Zero Coupon, 3/15/2026	9,645,000	8,222,748
Five9, Inc. 0.50%, 6/1/2025	14,688,000	13,711,542
Guidewire Software, Inc. 1.25%, 3/15/2025	6,850,000	6,981,178
HubSpot, Inc. 0.38%, 6/1/2025 (a)	10,061,000	17,926,690
LivePerson, Inc. Zero Coupon, 12/15/2026	9,635,000	7,256,600
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	16,035,000	11,131,337
0.75%, 12/15/2025	17,185,000	18,570,627
MongoDB, Inc. 0.25%, 1/15/2026	25,036,000	42,832,340
Pegasystems, Inc. 0.75%, 3/1/2025	11,100,000	10,131,081
RingCentral, Inc.:
Zero Coupon, 3/1/2025	13,354,000	12,351,916
Zero Coupon, 3/15/2026	12,447,000	10,475,520
Splunk, Inc.:
1.13%, 9/15/2025 (a)	20,496,000	22,036,479
1.13%, 6/15/2027	26,430,000	24,930,890
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	13,135,000	12,748,568
		421,087,916
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	9,430,000	8,518,873
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	7,895,000	6,270,367
TOTAL CORPORATE BONDS & NOTES (Cost $2,603,993,324)		2,357,871,405
	Shares
COMMON STOCKS — 0.1%
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	65
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	78,197
Security Description	Shares	Value
MEDIA — 0.1%
Gannett Co., Inc. (d)	1,000,000	$2,450,000
TOTAL COMMON STOCKS (Cost $5,781,403)		2,528,262
CONVERTIBLE BONDS — 38.8%
AUTOMOBILE COMPONENTS — 1.5%
NIO, Inc. (a) (b) (e)	10,880,000	11,196,499
NIO, Inc. (a) (b) (e)	8,763,000	9,098,009
Rivian Automotive, Inc. (b)	31,725,000	46,247,119
		66,541,627
BANKS — 0.2%
BofA Finance LLC	10,500,000	11,213,580
BIOTECHNOLOGY — 2.1%
Alnylam Pharmaceuticals, Inc.	22,916,000	21,272,694
Cytokinetics, Inc.	11,838,000	10,080,530
Halozyme Therapeutics, Inc.	19,662,000	18,412,873
Ionis Pharmaceuticals, Inc. (b)	12,800,000	13,448,448
Sarepta Therapeutics, Inc. (a)	25,305,000	28,365,387
		91,579,932
CAPITAL MARKETS — 0.5%
Coinbase Global, Inc.	28,737,000	21,625,455
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Affirm Holdings, Inc.	32,177,000	24,138,542
Marathon Digital Holdings, Inc.	16,240,000	11,601,856
Shift4 Payments, Inc.	13,783,000	11,833,808
Tetra Tech, Inc. (b)	13,875,000	13,676,726
		61,250,932
COMMUNICATIONS EQUIPMENT — 0.5%
Infinera Corp.	9,275,000	8,529,754
InterDigital, Inc.	10,388,000	12,254,100
		20,783,854
ENTERTAINMENT — 0.8%
Live Nation Entertainment, Inc. (a) (b)	21,687,000	22,519,130
Marriott Vacations Worldwide Corp. (b)	13,220,000	11,529,823
		34,048,953
FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC	7,985,000	8,910,781
Upstart Holdings, Inc.	16,808,000	11,076,472
		19,987,253
FOOD PRODUCTS — 0.3%
Post Holdings, Inc.	12,206,000	12,121,290
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
CONMED Corp.	18,185,000	17,338,670
Envista Holdings Corp. (a) (b)	10,080,000	9,313,315
Exact Sciences Corp. (b)	14,280,000	15,729,277
Integer Holdings Corp. (a) (b)	11,697,000	12,721,423
Lantheus Holdings, Inc. (a) (b)	12,445,000	14,446,903
Shockwave Medical, Inc. (b)	17,340,000	16,634,609

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
TransMedics Group, Inc. (a) (b)	9,181,000	$8,353,792
		94,537,989
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.6%
Alliant Energy Corp. (b)	12,575,000	12,146,570
Array Technologies, Inc.	9,226,000	10,527,512
CenterPoint Energy, Inc. (b)	20,300,000	19,820,920
CMS Energy Corp. (b)	18,087,000	16,952,402
Duke Energy Corp. (a) (b)	38,150,000	37,079,893
FirstEnergy Corp. (b)	34,780,000	33,511,573
Fluor Corp. (a) (b)	13,365,000	13,834,245
Granite Construction, Inc. (b)	9,125,000	9,577,874
NextEra Energy Partners LP (b)	14,575,000	12,409,155
Ormat Technologies, Inc.	9,422,000	9,159,126
PPL Capital Funding, Inc. (b)	22,050,000	20,090,417
Southern Co. (b)	38,433,000	37,318,443
Sunnova Energy International, Inc. (e)	11,599,000	7,488,314
Sunnova Energy International, Inc. (e)	14,553,000	8,989,825
		248,906,269
INTERACTIVE MEDIA & SERVICES — 2.9%
Etsy, Inc.	17,875,000	13,545,317
fuboTV, Inc.	6,430,000	4,242,578
Perficient, Inc.	10,102,000	8,111,805
Snap, Inc. (e)	18,868,000	13,986,660
Snap, Inc. (e)	32,300,000	22,319,300
TechTarget, Inc.	6,603,000	5,247,140
Upwork, Inc.	7,239,000	6,008,008
Wayfair, Inc. (b) (e)	16,200,000	24,607,314
Wayfair, Inc. (e)	14,012,000	16,965,730
Ziff Davis, Inc.	12,529,000	11,566,773
		126,600,625
IT SERVICES — 2.2%
3D Systems Corp.	9,267,000	6,674,186
Lumentum Holdings, Inc. (e)	19,950,000	14,563,300
Lumentum Holdings, Inc. (b) (e)	12,325,000	11,175,201
Seagate HDD Cayman (a) (b)	32,700,000	33,770,271
Zscaler, Inc.	24,863,000	29,899,498
		96,082,456
LEISURE EQUIPMENT & PRODUCTS — 2.8%
Carnival Corp. (a) (b) (e)	24,200,000	32,332,894
Carnival Corp. (e)	9,025,000	13,534,251
NCL Corp. Ltd. (e)	24,001,000	19,906,909
NCL Corp. Ltd. (e)	8,254,000	7,108,097
Royal Caribbean Cruises Ltd.	25,128,000	49,555,934
		122,438,085
MACHINERY — 1.0%
Axon Enterprise, Inc. (a) (b)	15,065,000	16,096,802
Bloom Energy Corp. (b)	13,125,000	13,171,068
Greenbrier Cos., Inc.	7,666,000	7,281,167
John Bean Technologies Corp.	8,667,000	7,820,061
		44,369,098
Security Description	Shares	Value
MEDIA — 1.9%
Liberty Broadband Corp. (b)	30,250,000	$31,457,882
Liberty Media Corp. (b) (e)	14,400,000	16,434,576
Liberty Media Corp. (b) (e)	24,750,000	24,917,558
Liberty Media Corp.-Liberty Formula One	10,479,000	10,238,717
		83,048,733
OFFICE ELECTRONICS — 0.6%
Advanced Energy Industries, Inc. (b)	12,875,000	13,008,514
Vishay Intertechnology, Inc. (b)	14,125,000	13,843,488
		26,852,002
OIL, GAS & CONSUMABLE FUELS — 0.3%
Northern Oil & Gas, Inc. (b)	10,707,000	13,212,759
PASSENGER AIRLINES — 0.8%
American Airlines Group, Inc. (a)	23,712,000	25,322,282
JetBlue Airways Corp.	16,240,000	12,551,734
		37,874,016
PHARMACEUTICALS — 0.5%
Dexcom, Inc. (b)	26,785,000	23,747,849
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.	6,290,000	4,791,282
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
HAT Holdings I LLC/HAT Holdings II LLC (b)	7,914,000	7,750,180
Starwood Property Trust, Inc.	9,650,000	9,856,992
Uniti Group, Inc. (b)	4,500,000	3,924,495
Ventas Realty LP (b)	19,300,000	18,928,089
Welltower OP LLC (b)	22,095,000	22,556,123
		63,015,879
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
ON Semiconductor Corp. (b)	33,800,000	37,252,670
Wolfspeed, Inc. (b) (e)	38,387,000	25,029,092
Wolfspeed, Inc. (a) (e)	15,812,000	10,698,083
		72,979,845
SOFTWARE — 5.6%
Akamai Technologies, Inc. (b)	25,225,000	25,524,925
Bentley Systems, Inc.	11,900,000	10,280,291
Bilibili, Inc. (a)	13,067,000	11,674,188
Bill Holdings, Inc. (e)	25,770,000	25,906,066
Bill Holdings, Inc. (e)	11,524,000	9,369,473
Cloudflare, Inc.	28,250,000	24,006,567
Confluent, Inc.	23,186,000	18,935,311
CSG Systems International, Inc. (b)	9,170,000	8,937,999
DigitalOcean Holdings, Inc.	32,057,000	24,555,021
Envestnet, Inc. (e)	5,340,000	4,920,116
Envestnet, Inc. (b) (e)	14,882,000	13,557,948
Jamf Holding Corp.	5,705,000	4,766,642

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Nutanix, Inc.	13,069,000	$11,693,357
Progress Software Corp.	8,706,000	8,971,881
Unity Software, Inc.	37,771,000	29,934,651
Workiva, Inc. (a) (b)	14,856,000	14,681,145
		247,715,581
SPECIALTY RETAIL — 0.3%
Freshpet, Inc. (b)	9,280,000	11,000,605
Vroom, Inc.	5,970,000	3,190,607
		14,191,212
TRANSPORTATION INFRASTRUCTURE — 0.9%
Air Transport Services Group, Inc. (b)	8,900,000	8,732,502
World Kinect Corp. (b)	9,450,000	9,321,386
ZTO Express Cayman, Inc.	21,206,000	20,584,240
		38,638,128
WATER UTILITIES — 0.5%
American Water Capital Corp. (a) (b)	22,600,000	21,842,674
TOTAL CONVERTIBLE BONDS (Cost $1,847,897,291)		1,719,997,358
PREFERRED STOCKS — 5.8%
BANKS — 3.9%
Bank of America Corp. 7.25%, 12/31/2049 (a)	66,748	74,237,793
Wells Fargo & Co. 7.50%, 12/31/2049	86,899	96,892,385
		171,130,178
ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc. 6.93%, 9/1/2025(a) (Cost $42,152,545)	876,444	33,155,877
FINANCIAL SERVICES — 0.9%
AMG Capital Trust II 5.15%, 10/15/2037	134,648	6,597,752
Apollo Global Management, Inc. 6.75%, 7/31/2026 (d)	623,000	34,327,300
		40,925,052
MACHINERY — 0.3%
Chart Industries, Inc. 6.75%, 12/15/2025 (Cost $9,331,537)	179,790	11,988,397
TOTAL PREFERRED STOCKS (Cost $292,870,812)		257,199,504
Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 1.3%
ELECTRIC — 0.8%
AES Corp. Series A, 6.88%, 2/15/2024 (a)	223,530	$13,635,330
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	469,554	10,137,670
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (d) (f)	270,171	10,903,021
		34,676,021
MEDIA — 0.1%
Paramount Global Series A, 5.75%, 4/1/2024 (a)	187,916	3,335,509
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	96,355	10,609,649
SOFTWARE — 0.2%
Clarivate PLC Series A, 5.25%, 6/1/2024	303,425	8,869,113
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $108,857,419)		57,490,292
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (g) (h)	35,049,548	35,056,558
State Street Navigator Securities Lending Portfolio II (i) (j)	241,786,724	241,786,724
TOTAL SHORT-TERM INVESTMENTS (Cost $276,843,282)		276,843,282
TOTAL INVESTMENTS — 105.5% (Cost $5,136,243,531)		4,671,930,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(242,756,412)
NET ASSETS — 100.0%		$4,429,173,691
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.5% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,357,871,405	$—	$2,357,871,405
Common Stocks	2,528,262	—	—	2,528,262
Convertible Bonds	—	1,719,997,358	—	1,719,997,358
Convertible Preferred Stocks	57,490,292	—	—	57,490,292
Preferred Stocks	257,199,504	—	—	257,199,504
Short-Term Investments	276,843,282	—	—	276,843,282
TOTAL INVESTMENTS	$594,061,340	$4,077,868,763	$—	$4,671,930,103

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	57,603,244	$57,614,764	$100,470,831	$123,026,926	$(2,111)	$—	35,049,548	$35,056,558	$187,329
State Street Navigator Securities Lending Portfolio II	183,073,093	183,073,093	366,276,804	307,563,173	—	—	241,786,724	241,786,724	446,400
Total		$240,687,857	$466,747,635	$430,590,099	$(2,111)	$—		$276,843,282	$633,729
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.1%
BRAZIL — 6.3%
Brazil Government International Bonds:
8.50%, 1/5/2024	BRL	350,000	$68,975
10.25%, 1/10/2028	BRL	1,000,000	195,222
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2024	BRL	25,000,000	4,499,541
Series LTN, Zero Coupon, 1/1/2025	BRL	23,400,000	4,111,699
Series LTN, Zero Coupon, 4/1/2025	BRL	65,000,000	11,144,425
Series LTN, Zero Coupon, 7/1/2025	BRL	29,500,000	4,947,686
Series LTN, Zero Coupon, 1/1/2026	BRL	75,000,000	11,919,088
Series LTN, Zero Coupon, 7/1/2026	BRL	122,000,000	18,406,127
Zero Coupon, 7/1/2027	BRL	50,000,000	6,751,152
Brazil Notas do Tesouro Nacional:
Series NTNF, 10.00%, 1/1/2025	BRL	85,950,000	16,986,895
Series NTNF, 10.00%, 1/1/2027	BRL	74,875,000	14,592,260
Series NTNF, 10.00%, 1/1/2029	BRL	66,890,000	12,682,589
Series NTNF, 10.00%, 1/1/2031	BRL	12,000,000	2,224,232
Series NTNF, 10.00%, 1/1/2033	BRL	34,300,000	6,230,385
			114,760,276
CHILE — 3.1%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 7/15/2024	CLP	(2,100,000,000)	(2,189,726)
2.30%, 10/1/2028 (a)	CLP	1,535,000,000	1,427,779
2.50%, 3/1/2025	CLP	3,290,000,000	3,478,214
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	864,235
4.50%, 3/1/2026	CLP	5,915,000,000	6,361,083
4.70%, 9/1/2030 (a)	CLP	6,990,000,000	7,100,296
5.00%, 10/1/2028 (a)	CLP	4,600,000,000	4,853,361
5.00%, 3/1/2035	CLP	7,875,000,000	7,940,174
5.10%, 7/15/2050	CLP	2,970,000,000	2,936,028
5.30%, 11/1/2037 (a)	CLP	3,500,000,000	3,733,999
5.80%, 6/1/2024 (a)	CLP	4,720,000,000	5,218,099
6.00%, 4/1/2033 (a)	CLP	3,650,000,000	4,153,787
Series 30YR, 6.00%, 1/1/2043	CLP	6,645,000,000	7,422,319
Security Description		Principal Amount	Value
7.00%, 5/1/2034 (a)	CLP	2,700,000,000	$3,314,100
			56,613,748
CHINA — 12.2%
China Development Bank:
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	280,111
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	964,026
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,263,184
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	447,467
China Government Bonds:
Series INBK, 1.99%, 4/9/2025	CNY	43,000,000	5,851,796
Series INBK, 2.00%, 6/15/2025	CNY	25,000,000	3,409,102
2.18%, 8/25/2025	CNY	25,000,000	3,412,399
2.18%, 8/15/2026	CNY	10,000,000	1,360,066
Series INBK, 2.24%, 5/25/2025	CNY	20,000,000	2,733,651
Series INBK, 2.26%, 2/24/2025	CNY	23,000,000	3,144,135
2.28%, 11/25/2025	CNY	27,000,000	3,692,133
2.29%, 12/25/2024	CNY	30,000,000	4,104,447
2.30%, 5/15/2026	CNY	20,000,000	2,736,085
2.35%, 3/15/2025	CNY	25,000,000	3,424,501
Series INBK, 2.37%, 1/20/2027	CNY	18,500,000	2,523,071
2.40%, 7/15/2028	CNY	15,000,000	2,040,415
2.44%, 10/15/2027	CNY	15,000,000	2,044,405
2.46%, 2/15/2026	CNY	40,000,000	5,484,328
Series INBK, 2.48%, 4/15/2027	CNY	20,000,000	2,736,568
Series 2216, 2.50%, 7/25/2027	CNY	19,000,000	2,598,132
2.60%, 9/1/2032	CNY	20,000,000	2,703,590
2.62%, 4/15/2028	CNY	21,000,000	2,880,813
Series INBK, 2.62%, 9/25/2029	CNY	20,000,000	2,727,208
Series INBK, 2.62%, 6/25/2030	CNY	25,000,000	3,404,944
2.64%, 1/15/2028	CNY	21,000,000	2,883,785
Series INBK, 2.67%, 5/25/2033	CNY	30,000,000	4,094,249
Series INBK, 2.68%, 5/21/2030	CNY	31,000,000	4,232,079
Series INBK, 2.69%, 8/12/2026	CNY	29,920,000	4,127,194
2.69%, 8/15/2032	CNY	30,000,000	4,084,122
Series INBK, 2.75%, 6/15/2029	CNY	24,000,000	3,299,758
Series INBK, 2.75%, 2/17/2032	CNY	23,000,000	3,146,650

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
2.76%, 5/15/2032	CNY	15,000,000	$2,053,330
2.79%, 12/15/2029	CNY	20,000,000	2,750,231
Series INBK, 2.80%, 3/24/2029	CNY	20,000,000	2,759,235
2.80%, 3/25/2030	CNY	23,000,000	3,166,033
2.80%, 11/15/2032	CNY	15,000,000	2,060,756
Series INBK, 2.85%, 6/4/2027	CNY	30,000,000	4,156,250
2.88%, 2/25/2033	CNY	23,000,000	3,185,672
Series INBK, 2.89%, 11/18/2031	CNY	20,500,000	2,837,140
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,389,470
Series INBK, 2.91%, 10/14/2028	CNY	30,000,000	4,170,538
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	2,896,146
Series INBK, 3.01%, 5/13/2028	CNY	28,000,000	3,908,619
Series INBK, 3.02%, 10/22/2025	CNY	34,000,000	4,722,634
Series INBK, 3.02%, 5/27/2031	CNY	36,000,000	5,036,292
Series INBK, 3.03%, 3/11/2026	CNY	37,000,000	5,150,814
Series 1916, 3.12%, 12/5/2026	CNY	27,600,000	3,862,139
3.12%, 10/25/2052	CNY	10,000,000	1,384,936
Series 1915, 3.13%, 11/21/2029	CNY	28,000,000	3,944,776
3.19%, 4/15/2053	CNY	20,000,000	2,837,741
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,089,908
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,192,287
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,416,690
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,279,623
Series 1619, 3.27%, 8/22/2046	CNY	10,000,000	1,428,117
Series INBK, 3.28%, 12/3/2027	CNY	25,400,000	3,599,006
Series 1906, 3.29%, 5/23/2029	CNY	24,600,000	3,499,280
Series INBK, 3.32%, 4/15/2052	CNY	10,000,000	1,432,750
Series INBK, 3.39%, 3/16/2050	CNY	24,000,000	3,457,181
3.40%, 7/15/2072	CNY	10,000,000	1,467,702
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	993,043
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	714,059
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,623,882
Security Description		Principal Amount	Value
Series INBK, 3.53%, 10/18/2051	CNY	10,000,000	$1,481,445
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,441,149
Series INBK, 3.72%, 4/12/2051	CNY	14,000,000	2,140,309
Series INBK, 3.73%, 5/25/2070	CNY	25,000,000	3,938,052
Series 1521, 3.74%, 9/22/2035	CNY	7,800,000	1,177,754
Series 1525, 3.74%, 10/20/2045	CNY	8,000,000	1,255,005
Series INBK, 3.76%, 3/22/2071	CNY	21,000,000	3,346,121
Series 1705, 3.77%, 2/20/2047	CNY	13,000,000	1,990,082
Series INBK, 3.81%, 9/14/2050	CNY	24,000,000	3,715,141
Series 1910, 3.86%, 7/22/2049	CNY	26,500,000	4,126,965
Series 1023, 3.96%, 7/29/2040	CNY	8,000,000	1,253,694
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,583,313
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,496,893
Series 1715, 4.05%, 7/24/2047	CNY	10,000,000	1,603,105
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	794,613
Series 1824, 4.08%, 10/22/2048	CNY	19,300,000	3,107,413
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	155,629
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,328,386
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	546,697
Series 1116, 4.50%, 6/23/2041	CNY	11,000,000	1,863,801
Series 1417, 4.63%, 8/11/2034	CNY	7,000,000	1,138,438
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	357,855
			224,142,554
COLOMBIA — 4.2%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	115,000,000	26,571
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	20,750,000,000	4,267,210
Series B, 6.00%, 4/28/2028	COP	28,015,000,000	5,710,773
Series B, 6.25%, 11/26/2025	COP	10,875,000,000	2,474,366

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series B, 6.25%, 7/9/2036	COP	5,300,000,000	$840,609
Series B, 7.00%, 3/26/2031	COP	47,350,000,000	9,168,340
Series B, 7.00%, 6/30/2032	COP	39,964,000,000	7,443,999
Series B, 7.25%, 10/18/2034	COP	31,825,000,000	5,719,107
Series B, 7.25%, 10/26/2050	COP	31,600,000,000	4,893,214
Series B, 7.50%, 8/26/2026	COP	59,202,000,000	13,458,626
Series B, 7.75%, 9/18/2030	COP	25,800,000,000	5,322,566
Series B, 9.25%, 5/28/2042	COP	41,400,000,000	8,133,502
Series B, 13.25%, 2/9/2033	COP	33,700,000,000	8,997,759
			76,456,642
CZECH REPUBLIC — 4.2%
Czech Republic Government Bonds:
Series 135, Zero Coupon, 12/12/2024	CZK	25,000,000	1,023,412
Series 130, 0.05%, 11/29/2029	CZK	71,750,000	2,348,749
Series 100, 0.25%, 2/10/2027	CZK	134,930,000	5,038,466
Series 94, 0.95%, 5/15/2030	CZK	199,280,000	6,810,795
Series 95, 1.00%, 6/26/2026	CZK	124,530,000	4,874,772
Series 121, 1.20%, 3/13/2031	CZK	198,370,000	6,722,711
Series 120, 1.25%, 2/14/2025	CZK	140,390,000	5,736,681
Series 125, 1.50%, 4/24/2040	CZK	38,660,000	1,046,358
Series 138, 1.75%, 6/23/2032	CZK	54,140,000	1,861,292
Series 142, 1.95%, 7/30/2037	CZK	65,600,000	2,041,231
Series 103, 2.00%, 10/13/2033	CZK	174,350,000	5,940,512
Series 89, 2.40%, 9/17/2025	CZK	188,900,000	7,783,724
Series 78, 2.50%, 8/25/2028	CZK	204,700,000	8,027,472
Series 105, 2.75%, 7/23/2029	CZK	84,350,000	3,292,598
Series 145, 3.50%, 5/30/2035	CZK	48,000,000	1,850,391
Series 49, 4.20%, 12/4/2036	CZK	92,180,000	3,772,151
Series 53, 4.85%, 11/26/2057	CZK	22,300,000	948,555
Security Description		Principal Amount	Value
Series 11Y, 4.90%, 4/14/2034	CZK	24,000,000	$1,051,956
Series 150, 5.00%, 9/30/2030	CZK	69,200,000	3,049,264
Series 149, 5.50%, 12/12/2028	CZK	51,000,000	2,296,951
Series 152, 6.20%, 6/16/2031	CZK	15,000,000	711,307
			76,229,348
HUNGARY — 3.6%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	1,595,380,000	3,714,233
Series 26/F, 1.50%, 8/26/2026 (b)	HUF	1,851,000,000	4,220,021
Series 29/A, 2.00%, 5/23/2029	HUF	608,020,000	1,262,367
Series 33/A, 2.25%, 4/20/2033 (b)	HUF	772,070,000	1,411,832
Series 34/A, 2.25%, 6/22/2034 (b)	HUF	1,265,900,000	2,208,562
Series 24/C, 2.50%, 10/24/2024 (b)	HUF	2,726,200,000	6,985,494
Series 26/D, 2.75%, 12/22/2026	HUF	2,403,600,000	5,598,848
Series 27/A, 3.00%, 10/27/2027 (b)	HUF	858,170,000	1,969,563
Series 30/A, 3.00%, 8/21/2030 (b)	HUF	2,877,500,000	6,057,773
Series 38/A, 3.00%, 10/27/2038 (b)	HUF	2,378,160,000	3,955,457
Series 41/A, 3.00%, 4/25/2041	HUF	321,300,000	501,515
Series 31/A, 3.25%, 10/22/2031 (b)	HUF	1,469,870,000	3,056,535
Series 28/B, 4.50%, 3/23/2028	HUF	1,092,400,000	2,631,766
4.50%, 5/27/2032	HUF	790,000,000	1,763,981
Series 32/A, 4.75%, 11/24/2032	HUF	2,287,700,000	5,160,678
Series 25/B, 5.50%, 6/24/2025	HUF	2,287,820,000	5,945,912
Series 23/A, 6.00%, 11/24/2023	HUF	10,000	27
Series 28/A, 6.75%, 10/22/2028	HUF	2,561,700,000	6,752,184
Series 26/H, 9.50%, 10/21/2026	HUF	800,000,000	2,248,997
			65,445,745
INDONESIA — 8.5%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	58,000,000,000	3,601,742

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series FR86, 5.50%, 4/15/2026	IDR	70,900,000,000	$4,490,807
Series FR64, 6.13%, 5/15/2028	IDR	73,750,000,000	4,701,867
Series FR88, 6.25%, 6/15/2036	IDR	30,000,000,000	1,884,623
Series FR95, 6.38%, 8/15/2028	IDR	55,000,000,000	3,533,310
Series FR91, 6.38%, 4/15/2032	IDR	90,000,000,000	5,675,678
Series FR93, 6.38%, 7/15/2037	IDR	20,000,000,000	1,243,937
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	106,710
Series FR81, 6.50%, 6/15/2025	IDR	72,000,000,000	4,672,010
Series FR87, 6.50%, 2/15/2031	IDR	126,700,000,000	8,037,723
Series FR65, 6.63%, 5/15/2033	IDR	60,000,000,000	3,837,088
6.63%, 2/15/2034	IDR	5,000,000,000	319,638
Series FR89, 6.88%, 8/15/2051	IDR	30,000,000,000	1,914,099
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,457,773
Series FR82, 7.00%, 9/15/2030	IDR	118,600,000,000	7,761,067
Series FR96, 7.00%, 2/15/2033	IDR	75,000,000,000	4,881,770
Series FR98, 7.13%, 6/15/2038	IDR	40,000,000,000	2,609,279
Series FR92, 7.13%, 6/15/2042	IDR	65,000,000,000	4,259,256
Series FR97, 7.13%, 6/15/2043	IDR	48,000,000,000	3,129,643
Series FR84, 7.25%, 2/15/2026	IDR	18,000,000,000	1,186,847
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,827,667
Series FR74, 7.50%, 8/15/2032	IDR	31,300,000,000	2,108,694
Series FR80, 7.50%, 6/15/2035	IDR	70,600,000,000	4,784,949
Series FR75, 7.50%, 5/15/2038	IDR	46,910,000,000	3,180,167
Series FR83, 7.50%, 4/15/2040	IDR	78,500,000,000	5,299,956
Series FR85, 7.75%, 4/15/2031	IDR	11,000,000,000	748,278
Series FR78, 8.25%, 5/15/2029	IDR	83,150,000,000	5,782,839
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	262,048
Series FR72, 8.25%, 5/15/2036	IDR	47,090,000,000	3,387,860
Series FR56, 8.38%, 9/15/2026	IDR	74,300,000,000	5,056,150
Security Description		Principal Amount	Value
Series FR68, 8.38%, 3/15/2034	IDR	92,700,000,000	$6,678,898
Series FR79, 8.38%, 4/15/2039	IDR	46,000,000,000	3,381,439
Series FR73, 8.75%, 5/15/2031	IDR	39,050,000,000	2,829,565
Series FR67, 8.75%, 2/15/2044	IDR	17,050,000,000	1,325,454
Series FR71, 9.00%, 3/15/2029	IDR	60,000,000,000	4,304,743
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	82,934
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	101,447
Series FR40, 11.00%, 9/15/2025	IDR	24,000,000,000	1,681,848
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	67,000,000,000	4,161,760
Series PBS, 5.38%, 8/15/2025	IDR	15,000,000,000	953,801
Series PBS, 5.88%, 7/15/2028	IDR	2,338,000,000	148,014
Series PBS, 6.00%, 1/15/2027	IDR	25,000,000,000	1,598,943
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,119,217
Series PBS, 6.38%, 3/15/2034	IDR	87,522,000,000	5,512,952
Series PBS, 6.50%, 6/15/2039	IDR	10,000,000,000	628,220
Series PBS, 6.63%, 10/15/2024	IDR	46,000,000,000	2,987,826
6.63%, 9/15/2029	IDR	10,000,000,000	651,859
Series PBS, 6.75%, 6/15/2047	IDR	56,875,000,000	3,610,630
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,632,540
Series PBS, 8.88%, 11/15/2031	IDR	64,200,000,000	4,719,919
			154,855,484
ISRAEL — 4.2%
Israel Government Bonds - Fixed:
Series 1024, 0.40%, 10/31/2024	ILS	23,100,000	5,803,776
Series 0425, 0.50%, 4/30/2025	ILS	28,800,000	7,097,629
Series 0226, 0.50%, 2/27/2026	ILS	24,000,000	5,725,026
Series 0330, 1.00%, 3/31/2030	ILS	31,200,000	6,708,071
Series 0432, 1.30%, 4/30/2032	ILS	17,000,000	3,560,757
Series 0537, 1.50%, 5/31/2037	ILS	29,600,000	5,501,132

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0825, 1.75%, 8/31/2025	ILS	31,135,000	$7,751,524
Series 0327, 2.00%, 3/31/2027	ILS	29,750,000	7,232,191
Series 0928, 2.25%, 9/28/2028	ILS	36,136,000	8,648,151
Series 1152, 2.80%, 11/29/2052	ILS	12,000,000	2,267,695
Series 0229, 3.75%, 2/28/2029	ILS	2,600,000	678,786
Series 0347, 3.75%, 3/31/2047	ILS	22,712,000	5,348,992
Series 0142, 5.50%, 1/31/2042	ILS	24,310,000	7,254,383
Series 1026, 6.25%, 10/30/2026	ILS	10,025,000	2,772,555
			76,350,668
MALAYSIA — 6.9%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	18,720,000	3,636,506
Series 0307, 3.50%, 5/31/2027	MYR	13,670,000	2,888,434
Series 0223, 3.52%, 4/20/2028	MYR	10,480,000	2,212,468
Series 0122, 3.58%, 7/15/2032	MYR	17,080,000	3,517,223
Series 0513, 3.73%, 6/15/2028	MYR	15,390,000	3,269,411
Series 0519, 3.76%, 5/22/2040	MYR	7,650,000	1,527,862
Series 0419, 3.83%, 7/5/2034	MYR	6,110,000	1,271,128
Series 0413, 3.84%, 4/15/2033	MYR	12,860,000	2,697,482
Series 0118, 3.88%, 3/14/2025	MYR	5,700,000	1,222,515
Series 0212, 3.89%, 3/15/2027	MYR	600,000	128,568
Series 0219, 3.89%, 8/15/2029	MYR	21,805,000	4,631,373
Series 0316, 3.90%, 11/30/2026	MYR	16,605,000	3,563,779
Series 0417, 3.90%, 11/16/2027	MYR	5,770,000	1,238,258
Series 0119, 3.91%, 7/15/2026	MYR	24,540,000	5,271,141
Series 0115, 3.96%, 9/15/2025	MYR	8,912,000	1,912,425
Series 0217, 4.06%, 9/30/2024	MYR	915,000	195,967
Series 0120, 4.07%, 6/15/2050	MYR	18,440,000	3,668,182
Series 0412, 4.13%, 4/15/2032	MYR	800,000	171,749
Security Description		Principal Amount	Value
Series 0415, 4.25%, 5/31/2035	MYR	11,170,000	$2,405,733
Series 0123, 4.46%, 3/31/2053	MYR	7,980,000	1,702,921
Series 0322, 4.50%, 4/30/2029	MYR	10,300,000	2,264,265
Series 0318, 4.64%, 11/7/2033	MYR	10,910,000	2,448,450
Series 0222, 4.70%, 10/15/2042	MYR	14,440,000	3,228,514
Series 0216, 4.74%, 3/15/2046	MYR	10,425,000	2,318,232
Series 0317, 4.76%, 4/7/2037	MYR	20,375,000	4,594,210
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	37,036
Series 0418, 4.89%, 6/8/2038	MYR	17,870,000	4,109,995
Series 0518, 4.92%, 7/6/2048	MYR	9,860,000	2,232,351
Series 0713, 4.94%, 9/30/2043	MYR	5,000,000	1,140,547
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	14,180,000	2,978,883
Series 0121, 3.45%, 7/15/2036	MYR	13,160,000	2,602,046
Series 0220, 3.47%, 10/15/2030	MYR	18,460,000	3,818,997
Series 0123, 3.60%, 7/31/2028	MYR	15,660,000	3,305,850
Series 0419, 3.66%, 10/15/2024	MYR	8,190,000	1,745,690
Series 0319, 3.73%, 3/31/2026	MYR	10,800,000	2,304,410
Series 0415, 3.99%, 10/15/2025	MYR	20,420,000	4,381,004
Series 0316, 4.07%, 9/30/2026	MYR	21,365,000	4,601,962
Series 0619, 4.12%, 11/30/2034	MYR	5,000,000	1,064,100
Series 0118, 4.13%, 8/15/2025	MYR	12,000,000	2,587,681
Series 0119, 4.13%, 7/9/2029	MYR	8,500,000	1,829,952
Series 0122, 4.19%, 10/7/2032	MYR	22,000,000	4,737,003
Series 0117, 4.26%, 7/26/2027	MYR	4,680,000	1,013,245
Series 0223, 4.29%, 8/14/2043	MYR	11,580,000	2,453,612
Series 0218, 4.37%, 10/31/2028	MYR	14,500,000	3,155,588
Series 0221, 4.42%, 9/30/2041	MYR	9,280,000	1,998,047

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0219, 4.47%, 9/15/2039	MYR	8,800,000	$1,911,376
Series 0513, 4.58%, 8/30/2033	MYR	8,400,000	1,872,203
Series 0519, 4.64%, 11/15/2049	MYR	12,500,000	2,714,088
Series 0322, 4.66%, 3/31/2038	MYR	10,940,000	2,462,512
Series 0617, 4.72%, 6/15/2033	MYR	5,200,000	1,168,182
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	743,436
Series 0615, 4.79%, 10/31/2035	MYR	810,000	183,974
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	391,973
Series 0222, 5.36%, 5/15/2052	MYR	4,000,000	965,422
			126,497,961
MEXICO — 5.0%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	198,000,000	10,542,188
Series M, 5.50%, 3/4/2027	MXN	115,909,300	5,738,739
Series M, 5.75%, 3/5/2026	MXN	248,557,200	12,823,398
Series M 20, 7.50%, 6/3/2027	MXN	112,660,700	5,916,818
Series M, 7.50%, 5/26/2033	MXN	16,760,000	819,006
Series M, 7.75%, 5/29/2031	MXN	154,716,800	7,837,554
Series M, 7.75%, 11/23/2034	MXN	28,508,100	1,397,690
Series M, 7.75%, 11/13/2042	MXN	118,089,600	5,471,527
Series M, 8.00%, 11/7/2047	MXN	75,950,800	3,593,989
Series M, 8.00%, 7/31/2053	MXN	70,000,000	3,286,175
8.50%, 3/1/2029	MXN	8,000,000	429,022
Series M 20, 8.50%, 5/31/2029	MXN	161,446,300	8,684,108
Series M 30, 8.50%, 11/18/2038	MXN	185,130,000	9,385,878
Series M 20, 10.00%, 12/5/2024	MXN	161,995,500	9,209,279
Series M 30, 10.00%, 11/20/2036	MXN	34,180,000	1,974,174
Mexico Cetes:
Series BI, Zero Coupon, 10/3/2024	MXN	400,000,000	2,060,214
Series BI, Zero Coupon, 1/23/2025	MXN	190,000,000	946,708
Security Description		Principal Amount	Value
Series BI, Zero Coupon, 5/15/2025	MXN	500,000,000	$2,426,418
			92,542,885
PERU — 3.2%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	5,500,000	1,160,610
5.40%, 8/12/2034	PEN	17,000,000	3,824,613
5.70%, 8/12/2024	PEN	5,700,000	1,494,433
5.94%, 2/12/2029	PEN	16,025,000	4,101,567
6.15%, 8/12/2032	PEN	27,657,000	6,784,231
6.35%, 8/12/2028	PEN	38,400,000	10,125,965
6.71%, 2/12/2055	PEN	3,500,000	835,818
6.85%, 2/12/2042	PEN	9,200,000	2,270,091
6.90%, 8/12/2037	PEN	54,775,000	13,728,338
6.95%, 8/12/2031	PEN	27,420,000	7,153,119
7.30%, 8/12/2033 (a)	PEN	30,000,000	7,897,231
Peru Government International Bonds Series REGS, 6.71%, 2/12/2055	PEN	475,000	113,433
			59,489,449
PHILIPPINES — 4.3%
Philippines Government Bonds:
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,154,690
Series 5-77, 3.38%, 4/8/2026	PHP	270,000,000	4,448,635
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	359,393
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,374,897
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,098,091
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	603,800
Series 7-65, 3.75%, 8/12/2028	PHP	460,000,000	7,226,468
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,349,737
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	324,298
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	865,579
Series 3-27, 4.25%, 4/7/2025	PHP	215,000,000	3,692,900
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,193,967
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,191,362
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,638,691
Series 1067, 4.88%, 1/20/2032	PHP	380,000,000	5,930,320

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	$295,793
Series 3-01, 5.25%, 2/4/2026	PHP	30,000,000	517,161
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	763,468
Series 7-61, 5.75%, 4/12/2025	PHP	114,500,000	2,006,107
Series 7-69, 6.00%, 4/27/2030	PHP	50,000,000	862,520
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,118,441
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	1,849,629
Series 1063, 6.25%, 3/22/2028	PHP	127,700,000	2,266,141
Series 2022, 6.50%, 2/22/2038	PHP	40,000,000	697,223
Series 1071, 6.63%, 8/17/2033	PHP	150,000,000	2,666,287
Series 1069, 6.75%, 9/15/2032	PHP	330,000,000	5,878,455
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	944,913
Series 1064, 6.88%, 1/10/2029	PHP	293,000,000	5,286,806
7.00%, 10/13/2029	PHP	30,000,000	546,085
Series 2017, 8.00%, 7/19/2031	PHP	274,237,338	5,250,185
Series 25-7, 8.00%, 9/30/2035	PHP	108,000,000	2,129,563
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	3,954,439
Series 4211, 8.13%, 11/24/2042	PHP	95,000,000	1,977,543
Series 25-6, 9.25%, 11/5/2034	PHP	30,000,000	641,325
Philippines Government International Bonds Series 3601, 6.25%, 1/14/2036	PHP	20,000,000	337,898
			79,442,810
POLAND — 4.2%
Republic of Poland Government Bonds:
Series 1026, 0.25%, 10/25/2026	PLN	44,173,000	8,764,187
Series 0425, 0.75%, 4/25/2025	PLN	14,900,000	3,203,153
Series 1030, 1.25%, 10/25/2030	PLN	5,830,000	1,007,808
Series 0432, 1.75%, 4/25/2032	PLN	59,700,000	9,973,957
Series 1024, 2.25%, 10/25/2024	PLN	10,000,000	2,228,611
Series 0424, 2.50%, 4/25/2024 (b)	PLN	3,790,000	856,733
Security Description		Principal Amount	Value
Series 0726, 2.50%, 7/25/2026	PLN	41,928,000	$8,975,371
Series 0727, 2.50%, 7/25/2027	PLN	21,440,000	4,472,063
Series 0428, 2.75%, 4/25/2028	PLN	49,770,000	10,295,944
Series 1029, 2.75%, 10/25/2029	PLN	17,200,000	3,417,973
Series 0725, 3.25%, 7/25/2025	PLN	22,000,000	4,892,028
Series 0527, 3.75%, 5/25/2027	PLN	41,625,000	9,108,190
Series 0447, 4.00%, 4/25/2047	PLN	400,000	72,393
Series 0429, 5.75%, 4/25/2029	PLN	450,000	104,816
Series 1033, 6.00%, 10/25/2033 (b)	PLN	9,610,000	2,217,227
Series 0728, 7.50%, 7/25/2028	PLN	26,040,000	6,521,097
			76,111,551
ROMANIA — 3.9%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	21,100,000	3,844,352
Series 5Y, 3.25%, 6/24/2026	RON	28,900,000	5,662,057
Series 4Y, 3.50%, 11/25/2025	RON	13,600,000	2,732,956
Series 5Y, 3.65%, 7/28/2025	RON	21,100,000	4,288,854
Series 15Y, 3.65%, 9/24/2031 (b)	RON	12,300,000	2,107,263
Series 4YR, 3.70%, 11/25/2024	RON	14,500,000	3,001,073
Series 8Y, 4.15%, 1/26/2028	RON	21,750,000	4,201,514
Series 10YR, 4.15%, 10/24/2030	RON	20,930,000	3,805,714
Series 5Y, 4.25%, 4/28/2036	RON	16,600,000	2,698,484
Series 10Y, 4.75%, 2/24/2025	RON	13,025,000	2,714,403
Series 15Y, 4.75%, 10/11/2034	RON	32,900,000	5,809,672
Series 7Y, 4.85%, 4/22/2026	RON	15,725,000	3,222,826
Series 8Y, 4.85%, 7/25/2029	RON	14,500,000	2,816,142
Series 10Y, 5.00%, 2/12/2029	RON	22,185,000	4,366,777
Series 15YR, 5.80%, 7/26/2027	RON	17,810,000	3,683,361
Series 10Y, 6.70%, 2/25/2032	RON	18,900,000	3,935,489

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 10Y, 7.20%, 10/30/2033	RON	5,000,000	$1,074,670
Series 15Y, 7.90%, 2/24/2038	RON	9,200,000	2,093,637
Series 7Y, 8.00%, 4/29/2030	RON	7,300,000	1,634,979
Series 10Y, 8.25%, 9/29/2032	RON	15,600,000	3,560,318
8.75%, 10/30/2028	RON	21,700,000	4,985,060
			72,239,601
SOUTH AFRICA — 4.2%
Republic of South Africa Government Bonds:
Series R209, 6.25%, 3/31/2036	ZAR	13,241,000	430,065
Series R214, 6.50%, 2/28/2041	ZAR	8,330,000	249,510
Series R213, 7.00%, 2/28/2031 (b)	ZAR	167,267,000	6,966,129
Series 2030, 8.00%, 1/31/2030	ZAR	221,125,000	10,239,681
Series 2032, 8.25%, 3/31/2032	ZAR	175,877,000	7,608,510
Series 2037, 8.50%, 1/31/2037	ZAR	235,927,000	9,160,621
Series 2044, 8.75%, 1/31/2044	ZAR	187,256,000	6,945,789
Series 2048, 8.75%, 2/28/2048	ZAR	206,885,000	7,613,479
Series 2035, 8.88%, 2/28/2035	ZAR	179,125,000	7,492,303
Series 2040, 9.00%, 1/31/2040	ZAR	180,590,000	7,064,706
Series R186, 10.50%, 12/21/2026	ZAR	221,980,000	12,120,329
Series 2053, 11.63%, 3/31/2053	ZAR	30,000,000	1,415,226
			77,306,348
SOUTH KOREA — 12.2%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	8,000,000,000	5,625,296
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	2,673,791
Series 2603, 1.25%, 3/10/2026	KRW	7,300,000,000	5,081,500
Series 2912, 1.38%, 12/10/2029	KRW	10,000,000,000	6,373,619
Series 3006, 1.38%, 6/10/2030	KRW	10,000,000,000	6,296,729
Series 2503, 1.50%, 3/10/2025	KRW	8,840,000,000	6,346,543
Series 01500-2612, 1.50%, 12/10/2026	KRW	4,344,000,000	2,989,841
Security Description		Principal Amount	Value
Series 3012, 1.50%, 12/10/2030	KRW	9,500,000,000	$5,964,312
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,312,265
Series 4009, 1.50%, 9/10/2040	KRW	6,000,000,000	3,086,681
Series 5003, 1.50%, 3/10/2050	KRW	16,730,000,000	7,444,420
Series 7009, 1.63%, 9/10/2070	KRW	7,050,000,000	2,688,447
Series 2609, 1.75%, 9/10/2026	KRW	7,200,000,000	5,021,191
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	2,782,940
Series 2906, 1.88%, 6/10/2029	KRW	7,280,000,000	4,827,864
Series 4109, 1.88%, 9/10/2041	KRW	5,000,000,000	2,708,017
Series 5103, 1.88%, 3/10/2051	KRW	17,000,000,000	8,255,475
Series 3106, 2.00%, 6/10/2031	KRW	9,500,000,000	6,127,425
Series 02000-4603, 2.00%, 3/10/2046	KRW	1,370,000,000	719,513
Series 4903, 2.00%, 3/10/2049	KRW	10,835,000,000	5,525,923
Series 2706, 2.13%, 6/10/2027	KRW	6,282,000,000	4,372,569
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	3,103,179
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	21,665
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,143,633
Series 2703, 2.38%, 3/10/2027	KRW	7,000,000,000	4,934,066
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	3,905,232
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,261,926
Series 3112, 2.38%, 12/10/2031	KRW	7,500,000,000	4,933,440
Series 3809, 2.38%, 9/10/2038	KRW	4,409,000,000	2,664,622
Series 5203, 2.50%, 3/10/2052	KRW	10,000,000,000	5,599,617
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,399,100
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	557,806
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	3,963,836
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,056,077
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	4,035,962

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 2506, 3.13%, 6/10/2025	KRW	7,000,000,000	$5,128,357
Series 2606, 3.13%, 6/10/2026	KRW	5,500,000,000	3,994,563
Series 2709, 3.13%, 9/10/2027	KRW	5,000,000,000	3,599,459
Series 5209, 3.13%, 9/10/2052	KRW	9,000,000,000	5,747,657
Series 2803, 3.25%, 3/10/2028	KRW	10,000,000,000	7,210,596
Series 3306, 3.25%, 6/10/2033	KRW	10,000,000,000	6,928,212
Series 4209, 3.25%, 9/10/2042	KRW	10,000,000,000	6,698,262
Series 5303, 3.25%, 3/10/2053	KRW	13,500,000,000	8,836,854
Series 2503, 3.38%, 3/10/2025	KRW	4,000,000,000	2,948,459
Series 3206, 3.38%, 6/10/2032	KRW	9,500,000,000	6,708,636
Series 2809, 3.50%, 9/10/2028	KRW	5,000,000,000	3,627,159
Series 7209, 3.50%, 9/10/2072	KRW	1,000,000,000	680,580
3.63%, 9/10/2025	KRW	3,500,000,000	2,580,545
Series 5309, 3.63%, 9/10/2053	KRW	5,000,000,000	3,504,294
3.88%, 9/10/2043	KRW	1,000,000,000	729,412
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	292,733
Series 2412, 4.25%, 12/10/2024	KRW	3,000,000,000	2,236,530
Series 2512, 4.25%, 12/10/2025	KRW	9,000,000,000	6,718,369
Series 3212, 4.25%, 12/10/2032	KRW	6,000,000,000	4,515,066
			222,490,265
THAILAND — 4.1%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	153,800,000	4,112,833
Series LB, 1.00%, 6/17/2027	THB	140,000,000	3,612,009
1.45%, 12/17/2024	THB	129,210,000	3,503,652
1.59%, 12/17/2035	THB	122,000,000	2,771,160
1.60%, 12/17/2029	THB	182,400,000	4,639,174
1.60%, 6/17/2035	THB	97,700,000	2,241,946
1.88%, 6/17/2049	THB	59,000,000	1,127,802
2.00%, 12/17/2031	THB	175,000,000	4,419,883
2.00%, 6/17/2042	THB	19,000,000	409,401
2.13%, 12/17/2026	THB	99,380,000	2,682,512
2.25%, 3/17/2027	THB	3,817,000	103,488
2.35%, 6/17/2026	THB	95,000,000	2,589,378
2.50%, 6/17/2071	THB	59,000,000	1,112,185
2.65%, 6/17/2028	THB	61,000,000	1,660,802
2.88%, 12/17/2028	THB	97,510,000	2,677,618
Security Description		Principal Amount	Value
2.88%, 6/17/2046	THB	143,955,000	$3,400,429
3.30%, 6/17/2038	THB	31,936,000	855,417
3.35%, 6/17/2033	THB	117,000,000	3,242,546
3.39%, 6/17/2037	THB	115,000,000	3,128,006
3.40%, 6/17/2036	THB	51,940,000	1,429,145
3.45%, 6/17/2043	THB	40,000,000	1,063,511
3.58%, 12/17/2027	THB	4,650,000	132,244
3.60%, 6/17/2067	THB	62,200,000	1,589,401
3.65%, 6/20/2031	THB	106,575,000	3,035,994
3.78%, 6/25/2032	THB	121,120,000	3,459,094
3.80%, 6/14/2041	THB	12,750,000	360,008
3.85%, 12/12/2025	THB	88,882,000	2,508,321
4.00%, 6/17/2066	THB	163,080,000	4,621,809
4.68%, 6/29/2044	THB	78,400,000	2,458,677
4.75%, 12/20/2024	THB	14,000,000	394,557
4.85%, 6/17/2061	THB	53,195,000	1,725,961
4.88%, 6/22/2029	THB	113,904,000	3,441,177
5.67%, 3/13/2028	THB	10,000,000	306,415
			74,816,555
TURKEY — 2.8%
Turkey Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	2,371,330
10.28%, 9/15/2027	TRY	237,735,000	5,203,027
10.40%, 10/13/2032	TRY	255,000,000	4,669,332
10.50%, 8/11/2027	TRY	223,780,000	5,248,606
10.60%, 2/11/2026	TRY	89,224,000	2,313,989
11.00%, 2/24/2027	TRY	21,938,000	511,716
11.70%, 11/13/2030	TRY	43,733,739	1,060,840
12.40%, 3/8/2028	TRY	219,330,000	5,264,240
12.60%, 10/1/2025	TRY	140,000,000	3,998,541
16.90%, 9/2/2026	TRY	110,100,000	3,206,816
17.30%, 7/19/2028	TRY	235,000,000	6,446,106
17.80%, 7/13/2033	TRY	155,000,000	4,021,293
20.20%, 6/9/2027	TRY	136,500,000	4,162,471
21.50%, 4/28/2032	TRY	73,000,000	2,316,615
			50,794,922
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,959,316,887)			1,776,586,812
Shares
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	5,067,472	5,067,472

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	18,132,516	$18,132,516
TOTAL SHORT-TERM INVESTMENTS (Cost $23,199,988)		23,199,988
TOTAL INVESTMENTS — 98.4% (Cost $1,982,516,875)		1,799,786,800
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		28,658,470
NET ASSETS — 100.0%		$1,828,445,270
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At September 30, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD48,669,695	MYR225,000,000	10/10/2023	$(469,181)
Barclays Capital PLC	USD7,039,155	PHP400,000,000	10/10/2023	30,481
Barclays Capital PLC	IDR55,000,000,000	USD3,606,085	10/10/2023	51,758
Barclays Capital PLC	MYR225,000,000	USD48,632,876	10/10/2023	432,362
Barclays Capital PLC	BRL240,000,000	USD48,627,292	10/10/2023	731,704
Barclays Capital PLC	USD13,922,037	BRL70,000,000	11/07/2023	(3,768)
Barclays Capital PLC	USD4,455,831	KRW6,000,000,000	11/07/2023	11,335
Barclays Capital PLC	MXN260,000,000	USD14,871,961	11/07/2023	(3,723)
Citibank N.A.	USD6,857,598	CNY50,000,000	10/10/2023	(12,081)
Goldman Sachs Bank USA	USD48,270,314	BRL240,000,000	10/10/2023	(374,726)
Goldman Sachs Bank USA	USD1,102,141	THB40,000,000	11/07/2023	(286)
Goldman Sachs Bank USA	KRW6,000,000,000	USD4,453,847	11/07/2023	(13,320)
Goldman Sachs Bank USA	CNY55,000,000	USD7,550,796	11/07/2023	(114,627)
HSBC Bank USA	CNY10,000,000	USD1,371,822	10/10/2023	2,719
JP Morgan Chase Bank, N.A.	CNY40,000,000	USD5,488,361	10/10/2023	11,947
Standard Chartered Bank	USD2,271,695	KRW3,000,000,000	10/10/2023	(42,537)
Standard Chartered Bank	PHP200,000,000	USD3,520,197	10/10/2023	(14,621)
UBS AG	USD3,589,924	IDR55,000,000,000	10/10/2023	(35,597)
UBS AG	KRW3,000,000,000	USD2,273,589	10/10/2023	44,431
UBS AG	PHP200,000,000	USD3,522,367	10/10/2023	(12,451)
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	USD7,532,789	CNY55,000,000	11/07/2023	$132,634
Total				$352,453

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,776,586,812	$—	$1,776,586,812
Short-Term Investments	23,199,988	—	—	23,199,988
TOTAL INVESTMENTS	$23,199,988	$1,776,586,812	$—	$1,799,786,800
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$1,449,371	$—	$1,449,371
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(1,096,918)	—	(1,096,918)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$352,453	$—	$352,453

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,612,110	$6,612,110	$131,669,809	$133,214,447	$—	$—	5,067,472	$5,067,472	$120,988
State Street Navigator Securities Lending Portfolio II	36,893,506	36,893,506	159,589,704	178,350,694	—	—	18,132,516	18,132,516	131,295
Total		$43,505,616	$291,259,513	$311,565,141	$—	$—		$23,199,988	$252,283
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$7,279,000	$6,265,982
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	10,304,000	9,159,123
7.50%, 6/1/2029 (a) (b)	9,865,000	7,551,263
7.75%, 4/15/2028 (a) (b)	6,807,000	5,434,641
9.00%, 9/15/2028 (a)	7,500,000	7,434,075
CMG Media Corp. 8.88%, 12/15/2027 (a)	8,929,000	6,988,818
Lamar Media Corp.:
3.63%, 1/15/2031	5,266,000	4,284,154
3.75%, 2/15/2028	4,519,000	4,022,452
4.00%, 2/15/2030 (b)	3,548,000	3,007,285
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	4,211,000	3,335,996
4.63%, 3/15/2030 (a) (b)	4,136,000	3,253,584
5.00%, 8/15/2027 (a) (b)	5,760,000	5,095,411
Stagwell Global LLC 5.63%, 8/15/2029 (a)	9,298,000	7,512,133
		73,344,917
AEROSPACE & DEFENSE — 2.7%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	7,065,000	6,401,526
7.13%, 6/15/2026 (a)	11,387,000	11,034,003
7.50%, 2/1/2029 (a) (b)	6,798,000	6,452,458
7.88%, 4/15/2027 (a)	16,205,000	15,809,274
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,376,000	3,144,069
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	5,902,000	4,997,991
6.88%, 5/1/2025	6,277,000	6,298,028
Moog, Inc. 4.25%, 12/15/2027 (a)	3,125,500	2,821,795
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	8,485,000	8,175,637
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	130,000	101,243
7.50%, 4/15/2025 (a) (b)	10,526,000	10,338,953
9.38%, 11/30/2029 (a)	8,811,000	8,967,043
TransDigm, Inc.:
4.63%, 1/15/2029	10,308,000	8,990,225
4.88%, 5/1/2029	7,256,000	6,373,961
5.50%, 11/15/2027	24,161,000	22,675,582
6.25%, 3/15/2026 (a)	34,102,000	33,635,143
6.75%, 8/15/2028 (a)	18,464,000	18,197,564
6.88%, 12/15/2030 (a)	12,561,000	12,308,775
Security Description	Principal Amount	Value
7.50%, 3/15/2027	$5,211,000	$5,219,598
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	10,980,000	10,855,157
		202,798,025
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	4,541,000	4,330,797
6.00%, 6/15/2030 (a)	8,152,000	7,724,102
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	7,460,000	6,337,046
10.50%, 11/1/2026 (a)	4,230,000	4,236,387
		22,628,332
AIRLINES — 2.4%
Air Canada 3.88%, 8/15/2026 (a)	10,530,000	9,560,187
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	4,999,000	4,701,110
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	8,041,000	7,688,241
11.75%, 7/15/2025 (a)	19,499,000	20,961,425
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	27,057,573	26,458,789
5.75%, 4/20/2029 (a)	25,705,192	23,899,916
Delta Air Lines, Inc.:
2.90%, 10/28/2024	7,331,000	7,045,751
7.38%, 1/15/2026 (b)	7,752,500	7,851,577
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	10,654,023	9,588,727
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	9,406,299	9,401,593
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	18,372,000	17,000,530
4.63%, 4/15/2029 (a)	17,702,000	15,229,562
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	9,276,000	7,166,359
7.88%, 5/1/2027 (a) (b)	5,682,000	4,893,225
9.50%, 6/1/2028 (a)	4,656,000	4,101,238
		175,548,230
APPAREL — 0.2%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	6,952,000	6,613,577
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	4,411,000	3,510,141
William Carter Co. 5.63%, 3/15/2027 (a)	3,703,000	3,562,249

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	$5,048,000	$3,741,174
		17,427,141
AUTO MANUFACTURERS — 2.5%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	8,000,000	6,467,440
5.88%, 6/1/2029 (a)	5,042,000	4,751,631
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	9,618,000	9,736,013
Ford Motor Co.:
3.25%, 2/12/2032	12,226,000	9,402,772
6.10%, 8/19/2032 (b)	9,283,000	8,747,835
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	6,964,000	6,532,023
2.70%, 8/10/2026	8,534,000	7,597,991
2.90%, 2/16/2028	3,805,000	3,233,831
2.90%, 2/10/2029	3,474,000	2,853,023
3.38%, 11/13/2025	10,618,000	9,848,938
3.63%, 6/17/2031	5,129,000	4,115,561
4.00%, 11/13/2030	9,192,500	7,662,133
4.06%, 11/1/2024	7,994,000	7,735,634
4.13%, 8/17/2027	7,968,000	7,257,254
4.27%, 1/9/2027	5,933,000	5,484,347
4.54%, 8/1/2026	4,866,000	4,564,162
4.69%, 6/9/2025	317,000	304,152
4.95%, 5/28/2027	8,218,000	7,714,072
5.11%, 5/3/2029	7,867,000	7,191,382
5.13%, 6/16/2025	8,836,000	8,554,043
6.80%, 5/12/2028 (b)	8,456,000	8,443,823
6.95%, 3/6/2026	8,067,000	8,046,913
6.95%, 6/10/2026	4,617,000	4,611,229
7.20%, 6/10/2030	4,307,000	4,329,396
7.35%, 11/4/2027	7,747,000	7,903,025
7.35%, 3/6/2030	5,649,000	5,719,217
Jaguar Land Rover Automotive PLC:
5.50%, 7/15/2029 (a) (b)	4,282,000	3,659,654
5.88%, 1/15/2028 (a)	4,824,000	4,333,785
7.75%, 10/15/2025 (a)	5,861,000	5,881,279
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	398,000	387,099
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,231,000	4,859,024
		187,928,681
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	60	57
7.00%, 4/15/2028 (a)	4,503,000	4,451,621
8.25%, 4/15/2031 (a)	4,268,000	4,273,335
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	5,500,000	4,452,030
Security Description	Principal Amount	Value
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	$9,157,000	$8,962,688
6.75%, 5/15/2028 (a)	7,334,000	7,157,764
8.50%, 5/15/2027 (a)	14,491,750	14,429,146
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,514,000	4,232,372
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	6,005,000	4,964,333
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	9,968,000	8,604,278
5.25%, 4/30/2031	4,879,000	4,105,337
5.25%, 7/15/2031 (b)	5,934,500	4,872,996
9.50%, 5/31/2025	5,418,000	5,515,416
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	5,368,000	4,188,221
Tenneco, Inc. 8.00%, 11/17/2028 (a)	15,931,000	12,963,851
ZF North America Capital, Inc.:
6.88%, 4/14/2028 (a)	5,843,000	5,720,589
7.13%, 4/14/2030 (a)	5,189,000	5,088,333
		103,982,367
BANKS — 0.6%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	4,895,000	4,301,779
7.63%, 5/1/2026 (a)	5,072,000	4,727,507
12.00%, 10/1/2028 (a)	5,384,000	5,464,814
12.25%, 10/1/2030 (a)	4,029,000	4,095,317
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	6,252,000	4,612,100
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	12,401,200	10,392,578
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	71,000	64,621
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	10,692,900	10,085,009
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (b) (c)	4,730,000	3,765,411
		47,509,136
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	6,144,000	5,251,645
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	6,405,000	5,240,251
		10,491,896

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.1%
Grifols SA 4.75%, 10/15/2028 (a) (b)	$5,135,000	$4,389,603
CHEMICALS — 2.2%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	7,287,000	5,189,218
Avient Corp.:
5.75%, 5/15/2025 (a)	5,573,000	5,472,463
7.13%, 8/1/2030 (a)	6,388,000	6,275,124
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	5,822,000	4,838,257
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	3,526,000	3,276,676
Braskem Netherlands Finance BV 8.50%, 1/12/2031 (a) (b)	2,114,000	2,092,902
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a) (b)	5,642,000	5,602,450
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	5,216,950	4,199,645
5.75%, 11/15/2028 (a) (b)	8,127,000	7,051,392
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	4,478,000	3,701,649
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,072,000	5,465,286
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	6,289,000	5,425,960
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	4,337,000	3,973,212
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,254,000	4,330,872
Methanex Corp.:
5.13%, 10/15/2027	7,532,000	6,946,086
5.25%, 12/15/2029 (b)	6,201,000	5,540,655
Olin Corp. 5.63%, 8/1/2029 (b)	5,182,000	4,875,640
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	6,546,000	5,333,223
9.75%, 11/15/2028 (a)	15,130,000	15,109,121
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	258	218
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	9,242,000	8,136,657
6.63%, 5/1/2029 (a) (b)	6,372,000	5,467,622
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a) (b)	6,854,000	6,261,197
SK Invictus Intermediate II Sarl 5.00%, 10/30/2029 (a)	7,123,000	5,707,874
Security Description	Principal Amount	Value
Tronox, Inc. 4.63%, 3/15/2029 (a)	$10,599,000	$8,543,960
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	8,489,000	6,588,568
4.25%, 2/15/2030 (a) (b)	1,730,000	1,701,195
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	5,867,000	4,672,948
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	135,000	123,763
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	6,146,970	5,631,301
5.63%, 8/15/2029 (a) (b)	10,392,000	8,381,979
		165,917,113
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,554,000	3,862,065
COMMERCIAL SERVICES — 5.0%
ADT Security Corp. 4.13%, 8/1/2029 (a) (b)	8,346,000	7,067,727
Albion Financing 1 Sarl/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a) (b)	5,054,000	4,775,070
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	7,761,000	5,816,326
6.63%, 7/15/2026 (a)	16,193,800	15,358,524
9.75%, 7/15/2027 (a)	8,658,500	7,740,266
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 6/1/2028 (a)	17,553,000	14,614,685
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	5,470,000	4,965,775
APX Group, Inc.:
5.75%, 7/15/2029 (a)	6,934,000	5,850,146
6.75%, 2/15/2027 (a)	5,085,000	4,897,719
ASGN, Inc. 4.63%, 5/15/2028 (a)	4,165,000	3,722,594
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	4,396,000	3,851,468
5.38%, 3/1/2029 (a) (b)	5,717,000	5,085,786
Block, Inc.:
2.75%, 6/1/2026	7,624,000	6,848,792
3.50%, 6/1/2031 (b)	9,050,000	7,112,395
CoreCivic, Inc. 8.25%, 4/15/2026	5,952,000	6,040,506
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	7,468,000	5,672,917
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	4,992,000	4,562,488
6.00%, 6/1/2029 (a) (b)	4,931,000	4,033,311
9.50%, 11/1/2027 (a)	5,120,000	4,891,341

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Gartner, Inc.:
3.63%, 6/15/2029 (a)	$4,854,000	$4,159,247
3.75%, 10/1/2030 (a)	6,472,000	5,427,160
4.50%, 7/1/2028 (a)	8,616,000	7,861,152
Grand Canyon University 4.13%, 10/1/2024 (b)	4,226,200	4,035,049
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	18,334,000	18,357,101
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	10,264,000	9,703,278
Hertz Corp.:
4.63%, 12/1/2026 (a)	4,217,000	3,738,160
5.00%, 12/1/2029 (a) (b)	10,624,000	8,329,004
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	13,740
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	5,848,000	4,929,630
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	4,502,000	4,185,825
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	9,961,000	8,472,229
5.75%, 11/1/2028 (a) (b)	8,754,000	6,559,022
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	22,367,000	20,271,436
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	7,817,000	6,887,950
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/1/2028 (a)	1,000	446
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	5,011,000	2,718,317
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	6,539,000	5,724,633
5.75%, 4/15/2026 (a)	12,154,500	11,802,506
6.25%, 1/15/2028 (a) (b)	11,586,000	10,728,752
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,527,000	4,824,795
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	5,967,000	5,832,802
8.63%, 6/1/2027 (a)	681,000	577,365
11.25%, 12/15/2027 (a) (b)	5,045,000	4,628,333
Service Corp. International:
3.38%, 8/15/2030	7,076,000	5,698,869
4.00%, 5/15/2031	7,605,700	6,257,057
5.13%, 6/1/2029 (b)	5,575,000	5,164,457
Sotheby's 7.38%, 10/15/2027 (a) (b)	6,167,000	5,680,300
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,213,000	3,548,104
United Rentals North America, Inc.:
3.75%, 1/15/2032	5,533,000	4,464,688
3.88%, 11/15/2027	6,576,500	5,964,425
Security Description	Principal Amount	Value
3.88%, 2/15/2031	$9,387,000	$7,809,233
4.00%, 7/15/2030	6,838,000	5,831,652
5.25%, 1/15/2030 (b)	6,118,000	5,644,344
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	2,330,000	2,330,186
VT Topco, Inc. 8.50%, 8/15/2030 (a)	5,252,000	5,199,900
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	7,988,000	7,457,197
Williams Scotsman International, Inc.:
4.63%, 8/15/2028 (a)	4,788,000	4,285,260
6.13%, 6/15/2025 (a)	3,826,000	3,788,008
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	4,260,000	4,236,740
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	5,489,000	3,810,464
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,214,000	4,121,511
		373,968,163
COMPUTERS — 0.9%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	4,757,000	4,060,670
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	5,994,000	5,044,131
McAfee Corp. 7.38%, 2/15/2030 (a)	16,460,000	13,787,225
NCR Corp.:
5.00%, 10/1/2028 (a)	4,965,000	4,445,165
5.13%, 4/15/2029 (a)	10,626,600	9,371,386
5.75%, 9/1/2027 (a)	4,144,000	4,175,867
6.13%, 9/1/2029 (a)	2,504,000	2,564,096
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	4,692,000	4,336,628
8.25%, 2/1/2028 (a) (b)	4,652,000	4,442,428
Seagate HDD Cayman 9.63%, 12/1/2032 (a)	6,476,614	6,977,256
Vericast Corp. 11.00%, 9/15/2026 (a)	10,372,035	10,839,606
		70,044,458
CONSTRUCTION MATERIALS — 1.7%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	4,078,000	2,697,923
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	4,187,000	4,139,101
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	11,401,000	9,351,556
5.00%, 3/1/2030 (a)	6,297,000	5,609,179
6.38%, 6/15/2032 (a)	5,661,000	5,327,114

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	$6,618,000	$6,388,289
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,020,000	3,171,097
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	5,152,000	4,920,727
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	19,400,000	18,723,716
Griffon Corp. 5.75%, 3/1/2028	8,690,500	7,884,022
Masonite International Corp. 5.38%, 2/1/2028 (a)	3,974,000	3,697,489
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	5,152,000	4,255,552
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,783,000	4,287,290
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,774,000	5,300,763
PGT Innovations, Inc. 4.38%, 10/1/2029 (a) (b)	4,750,000	4,385,057
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	9,267,000	8,553,348
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	9,198,500	7,107,221
4.38%, 7/15/2030 (a)	13,390,000	11,090,401
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	6,443,000	5,874,663
		122,764,508
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	6,246,000	5,536,017
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,128,000	4,867,190
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	10,492,000	8,967,617
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	4,770,000	4,758,218
7.75%, 3/15/2031 (a)	6,167,000	6,260,183
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a) (d)	165,000	6,668
9.00%, 11/15/2026 (a) (d)	88,000	8,510
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	6,393,000	6,311,298
		36,715,701
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.3%
AG Issuer LLC 6.25%, 3/1/2028 (a)	$4,326,000	$4,041,782
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,770,000	4,804,439
Ally Financial, Inc. 6.70%, 2/14/2033	4,167,000	3,623,498
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	8,244,000	5,937,988
3.63%, 10/1/2031 (a)	6,328,000	4,213,056
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	4,387,000	1,174,702
GGAM Finance Ltd. 8.00%, 6/15/2028 (a)	4,926,000	4,926,690
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	12,505,421	11,912,039
goeasy Ltd. 5.38%, 12/1/2024 (a) (b)	4,567,000	4,497,627
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	4,906,500	4,208,747
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	8,446,000	7,109,674
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	4,227,000	2,662,883
6.50%, 11/1/2025 (a) (b)	4,557,000	3,782,128
Macquarie Airfinance Holdings Ltd.:
8.13%, 3/30/2029 (a)	3,863,000	3,867,211
8.38%, 5/1/2028 (a)	4,261,000	4,318,310
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	8,877,000	7,700,797
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	4,748,000	4,435,772
5.13%, 12/15/2030 (a)	5,208,000	4,244,572
5.50%, 8/15/2028 (a)	7,488,000	6,605,839
5.75%, 11/15/2031 (a)	4,926,000	4,083,260
6.00%, 1/15/2027 (a)	4,797,000	4,535,516
Navient Corp.:
4.88%, 3/15/2028	4,465,000	3,795,250
5.00%, 3/15/2027	7,343,000	6,600,476
5.50%, 3/15/2029 (b)	6,989,200	5,871,487
7.25%, 9/25/2023	330	330
9.38%, 7/25/2030	4,549,000	4,484,131
NFP Corp.:
4.88%, 8/15/2028 (a)	4,487,000	3,951,028
6.88%, 8/15/2028 (a)	17,809,000	15,263,203
OneMain Finance Corp.:
3.50%, 1/15/2027	6,615,000	5,664,557
3.88%, 9/15/2028	5,340,000	4,289,408
4.00%, 9/15/2030 (b)	7,115,800	5,344,749
5.38%, 11/15/2029	6,425,000	5,379,203
6.63%, 1/15/2028	7,715,000	7,107,058

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 3/15/2026 (b)	$30,000	$29,335
9.00%, 1/15/2029	4,477,000	4,459,182
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	5,450,000	4,404,799
5.38%, 10/15/2025 (a)	5,682,000	5,406,025
5.75%, 9/15/2031 (a)	4,057,000	3,311,202
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	10,114,666	8,902,727
3.63%, 3/1/2029 (a)	5,305,000	4,382,726
3.88%, 3/1/2031 (a)	10,034,000	7,995,994
4.00%, 10/15/2033 (a)	7,145,000	5,405,621
SLM Corp.:
3.13%, 11/2/2026	4,616,000	4,013,381
4.20%, 10/29/2025	4,142,000	3,874,675
Synchrony Financial 7.25%, 2/2/2033	6,531,000	5,753,158
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	8,269,000	7,865,638
5.50%, 4/15/2029 (a)	5,943,000	5,021,597
5.75%, 6/15/2027 (a)	3,814,000	3,451,136
		244,714,606
ELECTRIC — 2.3%
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	6,422,000	5,233,352
Calpine Corp.:
3.75%, 3/1/2031 (a)	6,385,000	5,141,266
4.50%, 2/15/2028 (a)	9,725,000	8,770,200
4.63%, 2/1/2029 (a)	6,456,000	5,405,738
5.00%, 2/1/2031 (a)	7,907,000	6,402,851
5.13%, 3/15/2028 (a)	12,098,500	10,774,077
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	7,706,000	6,078,570
4.75%, 3/15/2028 (a)	6,949,000	6,224,914
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	450,000	430,817
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	4,285,000	4,284,443
FirstEnergy Corp. 2.65%, 3/1/2030 (b)	4,436,000	3,600,568
NextEra Energy Operating Partners LP 3.88%, 10/15/2026 (a) (b)	5,213,000	4,723,395
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,337,000	3,500,393
3.63%, 2/15/2031 (a)	8,893,000	6,745,874
3.88%, 2/15/2032 (a)	9,615,000	7,211,442
5.25%, 6/15/2029 (a)	6,370,000	5,620,060
5.75%, 1/15/2028 (a)	840	787
Security Description	Principal Amount	Value
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	$4,967,000	$4,321,191
PG&E Corp.:
5.00%, 7/1/2028 (b)	7,540,000	6,827,545
5.25%, 7/1/2030 (b)	10,455,000	9,100,555
Pike Corp. 5.50%, 9/1/2028 (a)	5,821,000	5,105,308
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	10,158,000	10,429,015
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	10,874,000	9,348,160
5.00%, 7/31/2027 (a)	11,177,000	10,277,587
5.50%, 9/1/2026 (a)	2,492,000	2,373,530
5.63%, 2/15/2027 (a)	11,257,000	10,664,544
7.75%, 10/15/2031 (a)	10,221,000	10,069,423
		168,665,605
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	6,279,000	5,244,409
4.75%, 6/15/2028 (a)	5,486,000	4,751,205
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	11,320,000	11,352,376
7.25%, 6/15/2028 (a)	12,168,000	12,251,594
		33,599,584
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	8,248,000	7,156,954
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,774,000	14,682,450
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	9,545,000	8,234,090
5.88%, 9/1/2030 (a)	5,540,000	5,163,169
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	6,597,500	5,331,638
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	4,493,000	3,761,944
		44,330,245
ENERGY-ALTERNATE SOURCES — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	6,341,000	5,171,212
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	5,982,000	5,106,355
		10,277,567
ENGINEERING & CONSTRUCTION — 0.4%
Artera Services LLC 9.03%, 12/4/2025 (a)	8,370,222	7,720,191
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	12,749,000	12,776,665
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,310,000	3,737,675

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fluor Corp. 4.25%, 9/15/2028	$215,000	$196,846
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	135,000	120,871
TopBuild Corp. 4.13%, 2/15/2032 (a)	4,338,000	3,529,223
		28,081,471
ENTERTAINMENT — 3.6%
Affinity Interactive 6.88%, 12/15/2027 (a)	5,827,000	4,937,101
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	5,114,000	2,924,952
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	8,621,000	5,990,561
10.00%, 6/15/2026 (a)	12,057,923	8,659,036
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	4,996,400	4,364,206
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	9,812,000	8,318,712
6.25%, 7/1/2025 (a)	29,365,100	28,988,933
7.00%, 2/15/2030 (a)	16,536,000	16,081,756
8.13%, 7/1/2027 (a) (b)	14,091,000	14,158,496
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	4,985,000	4,967,652
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	9,554,000	8,633,568
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	6,314,000	6,186,899
Churchill Downs, Inc.:
5.50%, 4/1/2027 (a)	6,043,000	5,749,189
6.75%, 5/1/2031 (a)	4,735,000	4,480,115
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	5,998,000	5,325,384
International Game Technology PLC:
4.13%, 4/15/2026 (a)	6,517,000	6,123,308
5.25%, 1/15/2029 (a)	7,201,000	6,638,962
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,369,000	4,758,598
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	7,320,000	7,197,463
7.25%, 11/15/2029 (a)	4,171,000	4,086,120
7.50%, 9/1/2031 (a)	4,420,000	4,369,700
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	7,027,000	4,638,663
Security Description	Principal Amount	Value
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	$3,895,000	$3,449,100
4.75%, 10/15/2027 (a) (b)	7,828,000	7,170,526
6.50%, 5/15/2027 (a)	9,455,000	9,318,848
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,083,000	5,180,526
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	11,996,000	11,038,839
13.25%, 12/15/2027 (a)	3,663,000	3,863,110
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	6,637,000	5,103,389
5.88%, 9/1/2031 (a) (b)	6,426,000	4,757,104
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	8,015,000	6,410,557
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	7,014,000	6,052,872
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,211,000	4,575,258
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	6,135,000	5,764,446
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (e)	3,322,000	3,538,030
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,157,000	1,151,689
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	6,686,000	5,247,975
3.75%, 12/1/2029 (a) (b)	4,640,000	3,897,600
3.88%, 7/15/2030 (a) (b)	4,851,000	4,058,298
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	6,733,000	5,885,854
7.13%, 2/15/2031 (a) (b)	6,406,000	6,084,931
		270,128,326
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	4,481,000	4,214,425
6.38%, 2/1/2031 (a)	5,103,000	4,960,422
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	6,149,000	5,046,054
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	8,149,000	7,010,422
3.75%, 8/1/2025 (a)	5,985,000	5,682,578
4.00%, 8/1/2028 (a)	6,711,000	5,863,870

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 6/1/2025 (a)	$4,399,000	$4,219,257
4.38%, 8/15/2029 (a)	4,890,000	4,239,826
4.75%, 6/15/2029 (a) (b)	6,194,000	5,490,176
5.13%, 12/15/2026 (a)	5,631,000	5,363,471
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,750,000	4,957,132
5.88%, 6/30/2029 (a)	9,394,000	7,560,667
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	4,263,000	3,675,431
5.38%, 7/15/2024 (a)	188,400	186,079
		68,469,810
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	7,478,000	6,915,655
3.50%, 3/15/2029 (a)	12,714,000	10,832,455
4.63%, 1/15/2027 (a)	11,432,500	10,800,854
4.88%, 2/15/2030 (a)	9,264,000	8,352,237
5.88%, 2/15/2028 (a)	6,116,500	5,883,461
6.50%, 2/15/2028 (a)	6,463,000	6,384,927
7.50%, 3/15/2026 (a)	5,040,000	5,110,409
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	4,454,018	3,728,993
8.00%, 9/15/2028 (a)	5,584,000	5,591,203
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	8,976,000	7,673,223
4.38%, 1/31/2032 (a)	5,871,000	4,920,779
4.88%, 5/15/2028 (a)	4,366,000	4,024,142
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	8,415,000	7,267,783
5.50%, 10/15/2027 (a)	9,721,000	9,193,830
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	8,245,000	6,866,106
4.63%, 4/15/2030 (a)	11,811,000	10,116,476
5.50%, 12/15/2029 (a)	10,572,000	9,580,769
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	33,000	27,619
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	6,613,000	5,426,959
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	5,377,000	4,407,957
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	4,292,000	3,731,422
4.75%, 2/15/2029 (a)	6,771,000	6,052,529
6.88%, 9/15/2028 (a) (b)	4,271,000	4,262,202
7.25%, 1/15/2032 (a)	4,436,000	4,431,520
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,537,000	3,460,415
		155,043,925
Security Description	Principal Amount	Value
FOOD SERVICE — 0.2%
Aramark Services, Inc.:
5.00%, 2/1/2028 (a)	$201,000	$185,696
6.38%, 5/1/2025 (a)	10,641,000	10,810,618
TKC Holdings, Inc. 10.50%, 5/15/2029 (a) (b)	5,718,000	4,789,568
		15,785,882
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	8,063,000	6,678,986
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	4,806,000	3,159,993
Mercer International, Inc. 5.13%, 2/1/2029 (b)	7,556,000	5,969,769
		15,808,748
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	4,221,000	4,277,941
HEALTH CARE PRODUCTS — 1.3%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	7,222,000	6,177,771
4.63%, 7/15/2028 (a)	12,510,000	11,406,368
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a) (b)	12,100,000	12,127,588
Embecta Corp. 5.00%, 2/15/2030 (a)	4,686,000	3,686,757
Hologic, Inc. 3.25%, 2/15/2029 (a)	9,004,000	7,608,830
Medline Borrower LP:
3.88%, 4/1/2029 (a)	38,137,000	32,223,477
5.25%, 10/1/2029 (a) (b)	19,351,000	16,728,553
Teleflex, Inc. 4.25%, 6/1/2028 (a)	3,186,000	2,850,546
		92,809,890
HEALTH CARE SERVICES — 5.0%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a) (b)	5,480,750	4,497,503
3.50%, 4/1/2030 (a) (b)	5,696,000	4,690,884
5.00%, 7/15/2027 (a)	4,650,000	4,280,929
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	4,044,000	3,477,072
4.00%, 3/15/2031 (a)	4,260,000	3,602,299
4.25%, 5/1/2028 (a)	4,363,000	3,918,803
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	8,887,000	6,308,526
5.25%, 5/15/2030 (a)	11,407,000	8,691,107
5.63%, 3/15/2027 (a)	16,070,000	13,765,562
6.00%, 1/15/2029 (a)	8,048,000	6,521,697
6.13%, 4/1/2030 (a)	10,391,000	5,326,946

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/1/2028 (a)	$6,856,000	$3,658,019
6.88%, 4/15/2029 (a)	12,168,000	6,482,502
8.00%, 3/15/2026 (a) (b)	17,472,500	16,656,185
8.00%, 12/15/2027 (a) (b)	6,317,000	5,847,520
DaVita, Inc.:
3.75%, 2/15/2031 (a)	12,867,500	9,792,553
4.63%, 6/1/2030 (a)	23,992,250	19,688,520
Encompass Health Corp.:
4.50%, 2/1/2028	6,855,000	6,252,788
4.75%, 2/1/2030	6,646,000	5,870,013
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	5,177,000	5,054,305
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (b)	5,162,000	3,496,687
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	4,851,000	4,179,428
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	4,573,000	4,589,691
IQVIA, Inc.:
5.00%, 5/15/2027 (a)	9,006,000	8,486,804
6.50%, 5/15/2030 (a)	4,212,000	4,135,342
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	4,881,000	4,197,758
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a)	4,365,000	3,054,671
9.88%, 8/15/2030 (a) (b)	7,078,000	6,858,228
11.00%, 10/15/2030 (a)	3,910,000	3,910,000
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	4,815,000	3,454,955
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,701,000	4,471,121
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	6,134,000	5,074,229
3.88%, 5/15/2032 (a)	4,535,600	3,642,404
4.38%, 6/15/2028 (a)	7,255,000	6,497,288
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	8,151,000	7,522,232
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	5,360,000	2,161,259
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	10,265,000	9,959,103
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a) (b)	6,507,000	4,781,734
Select Medical Corp. 6.25%, 8/15/2026 (a)	9,385,000	9,169,520
Star Parent, Inc. 9.00%, 10/1/2030 (a)	9,748,000	9,850,841
Tenet Healthcare Corp.:
4.25%, 6/1/2029	12,505,000	10,770,056
4.38%, 1/15/2030	12,200,000	10,508,104
Security Description	Principal Amount	Value
4.63%, 6/15/2028	$6,051,000	$5,451,709
4.88%, 1/1/2026	18,361,000	17,604,527
5.13%, 11/1/2027	12,844,000	11,948,645
6.13%, 10/1/2028 (b)	21,737,000	20,399,740
6.13%, 6/15/2030	16,448,000	15,450,758
6.25%, 2/1/2027	12,410,000	12,003,697
6.75%, 5/15/2031 (a)	11,658,000	11,251,369
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	6,198,000	5,330,776
		374,596,409
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a) (b)	4,505,000	4,523,786
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,939,000	3,204,810
6.25%, 9/15/2027 (a)	5,580,000	5,022,167
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	4,580,000	3,784,683
6.75%, 6/1/2027	4,893,000	4,815,886
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,985,000	4,239,294
5.25%, 12/15/2027 (a)	4,271,000	3,902,498
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	5,495,000	4,801,421
5.88%, 6/15/2027 (a)	3,803,000	3,626,275
Thor Industries, Inc. 4.00%, 10/15/2029 (a) (b)	4,480,000	3,691,789
		37,088,823
HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	7,494,000	5,776,075
4.00%, 4/15/2029 (a) (b)	7,406,000	6,182,603
		11,958,678
HOUSEHOLD PRODUCTS — 0.4%
Coty, Inc. 5.00%, 4/15/2026 (a)	7,631,000	7,328,584
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	4,374,000	3,940,799
6.63%, 7/15/2030 (a)	6,048,000	5,908,654
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,047,000	3,439,626
5.50%, 6/1/2028 (a)	6,540,000	6,055,386

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	$3,610,000	$1,306,459
		27,979,508
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,282,000	4,412,636
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	4,620,000	3,853,773
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	4,465,000	3,850,973
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a) (b)	4,222,000	3,421,889
		15,539,271
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	4,997,000	4,812,261
Newell Brands, Inc.:
4.88%, 6/1/2025 (b)	3,534,000	3,389,884
6.38%, 9/15/2027 (b)	4,672,000	4,455,686
6.63%, 9/15/2029 (b)	4,924,000	4,703,700
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (b)	4,910,000	3,141,025
		20,502,556
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	6,208,000	5,202,676
6.00%, 8/1/2029 (a)	3,734,500	3,141,872
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	6,276,000	5,620,723
6.75%, 10/15/2027 (a) (b)	12,135,000	11,309,699
6.75%, 4/15/2028 (a)	10,655,000	10,277,493
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	6,822,000	5,971,297
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	4,762,000	4,112,892
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,417,000	4,777,956
Global Atlantic Fin Co. 5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	6,456,000	4,683,182
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	4,346,500	3,782,629
7.00%, 5/1/2026 (a)	375,000	374,164
7.25%, 6/15/2030 (a)	18,351,000	18,263,282
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	6,626,000	6,653,299
Security Description	Principal Amount	Value
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	$4,196,200	$3,456,242
MGIC Investment Corp. 5.25%, 8/15/2028	4,839,000	4,506,077
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	3,471,000	3,255,972
		95,389,455
INTERNET — 1.9%
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,368,000	4,201,211
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,630,000	6,512,663
6.13%, 12/1/2028 (a) (b)	4,619,000	3,748,596
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	2,797,000	2,581,239
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	9,057,000	8,711,385
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	8,188,000	8,022,357
7.13%, 9/30/2030 (a) (b)	5,189,000	5,116,977
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	6,476,000	5,437,638
5.25%, 12/1/2027 (a)	5,685,000	5,366,981
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	4,385,000	3,405,347
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	4,894,000	3,858,674
4.13%, 8/1/2030 (a)	4,048,000	3,346,077
4.63%, 6/1/2028 (a)	4,259,000	3,820,493
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,735,000	5,344,829
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	5,937,000	4,482,554
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	6,733,000	4,694,517
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	7,239,000	4,553,476
10.25%, 11/30/2024 (a)	8,696,000	8,740,089
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	3,773,000	3,763,303
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a) (b)	12,426,000	11,126,240
6.25%, 1/15/2028 (a)	4,539,000	4,439,823
7.50%, 5/15/2025 (a)	6,966,000	7,008,841
7.50%, 9/15/2027 (a)	10,806,000	10,893,853
8.00%, 11/1/2026 (a)	12,627,000	12,784,080
		141,961,243

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	$8,564,000	$7,487,762
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	6,793,000	5,444,182
4.75%, 9/15/2024	4,160,000	4,006,704
5.25%, 5/15/2027	12,132,000	10,671,065
6.25%, 5/15/2026	10,075,000	9,365,317
		36,975,030
IRON/STEEL — 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	738,000	720,716
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	6,074,000	5,998,014
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	4,365,000	4,153,778
6.75%, 3/15/2026 (a)	6,904,000	6,889,502
6.75%, 4/15/2030 (a)	7,225,000	6,755,519
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	5,205,000	5,106,053
8.13%, 5/1/2027 (a)	7,667,000	7,574,459
8.50%, 5/1/2030 (a)	4,629,000	4,557,760
9.25%, 10/1/2028 (a)	5,151,000	5,197,823
		46,953,624
IT SERVICES — 0.2%
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	1,347,658	244,789
NCR Atleos Escrow Corp. 9.50%, 4/1/2029 (a)	7,468,000	7,223,423
Seagate HDD Cayman:
8.25%, 12/15/2029 (a)	4,182,000	4,289,059
8.50%, 7/15/2031 (a)	3,881,000	3,977,365
		15,734,636
LEISURE TIME — 3.4%
Carnival Corp.:
4.00%, 8/1/2028 (a)	20,839,000	18,037,196
5.75%, 3/1/2027 (a)	30,942,000	27,988,277
6.00%, 5/1/2029 (a)	18,259,000	15,592,273
7.00%, 8/15/2029 (a)	4,209,000	4,150,042
7.63%, 3/1/2026 (a) (b)	12,207,000	11,872,406
9.88%, 8/1/2027 (a)	6,631,000	6,919,316
10.50%, 6/1/2030 (a)	8,604,000	8,861,776
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	17,950,000	19,239,707
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	53,000	43,905
Security Description	Principal Amount	Value
Life Time, Inc. 5.75%, 1/15/2026 (a)	$7,956,000	$7,700,772
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	4,297,000	3,553,705
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	4,628,450	4,429,519
5.88%, 3/15/2026 (a)	14,242,000	13,181,683
5.88%, 2/15/2027 (a)	8,638,000	8,204,113
7.75%, 2/15/2029 (a) (b)	4,960,000	4,604,170
8.38%, 2/1/2028 (a)	5,455,000	5,534,316
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	4,352,000	3,876,588
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	5,869,000	5,371,191
5.38%, 7/15/2027 (a)	8,578,000	7,926,415
5.50%, 8/31/2026 (a)	8,839,000	8,341,276
5.50%, 4/1/2028 (a)	12,430,000	11,400,423
7.25%, 1/15/2030 (a)	7,780,000	7,711,303
8.25%, 1/15/2029 (a)	8,433,000	8,733,974
9.25%, 1/15/2029 (a) (b)	8,466,000	8,926,804
11.50%, 6/1/2025 (a)	4,766,391	5,031,116
11.63%, 8/15/2027 (a)	12,346,000	13,390,965
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a) (b)	4,366,000	4,029,818
9.13%, 7/15/2031 (a)	6,827,000	6,838,128
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	4,088,000	3,421,084
		254,912,261
LODGING — 2.8%
Boyd Gaming Corp.:
4.75%, 12/1/2027	10,215,000	9,394,735
4.75%, 6/15/2031 (a)	8,285,000	7,032,142
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	2,740,000	2,442,326
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	13,456,250	10,845,872
3.75%, 5/1/2029 (a)	7,404,000	6,397,426
4.00%, 5/1/2031 (a)	10,995,000	9,228,213
4.88%, 1/15/2030 (b)	7,361,000	6,696,523
5.38%, 5/1/2025 (a)	2,593,000	2,546,922
5.75%, 5/1/2028 (a)	4,574,000	4,413,819
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	5,050,000	4,114,689
5.00%, 6/1/2029 (a)	7,244,000	6,291,994
Las Vegas Sands Corp.:
2.90%, 6/25/2025	4,633,000	4,315,639
3.50%, 8/18/2026	9,551,000	8,689,882
3.90%, 8/8/2029	5,733,000	4,893,345

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	$4,872,000	$4,082,980
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025 (a)	176,000	166,781
Series REGS, 5.25%, 4/26/2026	4,143,000	3,829,623
5.38%, 12/4/2029 (a)	10,224,000	8,419,771
Series REGS, 5.63%, 7/17/2027	5,539,000	4,951,201
5.75%, 7/21/2028 (a)	7,181,000	6,259,965
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	6,297,000	5,660,877
5.25%, 6/18/2025 (a) (b)	4,328,000	4,154,101
5.38%, 5/15/2024 (a)	464,000	457,291
5.88%, 5/15/2026 (a) (b)	6,385,000	6,084,713
MGM Resorts International:
4.75%, 10/15/2028	6,275,500	5,526,017
5.50%, 4/15/2027	5,546,000	5,172,699
6.75%, 5/1/2025	5,915,222	5,877,424
Station Casinos LLC:
4.50%, 2/15/2028 (a)	4,960,000	4,326,955
4.63%, 12/1/2031 (a) (b)	4,025,000	3,241,775
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	9,406,000	7,081,307
6.00%, 7/15/2025 (a)	4,532,000	4,301,095
6.50%, 1/15/2028 (a)	4,832,000	4,085,311
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	6,573,000	5,527,039
6.63%, 7/31/2026 (a)	5,541,000	5,385,575
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,265,000	3,829,117
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	8,942,000	7,316,434
5.50%, 1/15/2026 (a)	8,321,000	7,760,165
5.63%, 8/26/2028 (a)	11,750,000	10,182,080
		210,983,823
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.00%, 5/15/2029 (a)	5,359,000	4,816,937
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	6,200,000	5,447,692
		10,264,629
MACHINERY-DIVERSIFIED — 0.6%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	12,109,000	12,171,119
9.50%, 1/1/2031 (a)	4,724,000	5,024,494
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	4,897,000	3,784,940
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	91,000	90,250
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	4,700,000	4,579,069
Security Description	Principal Amount	Value
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	$3,542,000	$3,268,381
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	190,000	186,160
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	14,858,000	13,660,891
		42,765,304
MEDIA — 8.7%
Altice Financing SA:
5.00%, 1/15/2028 (a)	9,583,000	8,169,699
5.75%, 8/15/2029 (a)	18,524,000	15,186,901
AMC Networks, Inc. 4.25%, 2/15/2029	8,229,400	5,128,151
Audacy Capital Corp. 6.75%, 3/31/2029 (a)	1,516,000	28,516
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	5,597,000	4,262,395
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	25,219,000	20,082,142
4.25%, 1/15/2034 (a)	15,186,000	11,197,701
4.50%, 8/15/2030 (a)	23,517,000	19,289,584
4.50%, 5/1/2032	24,438,000	19,179,187
4.50%, 6/1/2033 (a)	16,198,000	12,392,118
4.75%, 3/1/2030 (a)	25,838,000	21,729,758
4.75%, 2/1/2032 (a)	10,966,000	8,773,458
5.38%, 6/1/2029 (a)	13,077,000	11,733,992
6.38%, 9/1/2029 (a)	14,043,000	13,072,629
7.38%, 3/1/2031 (a)	8,852,000	8,554,307
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	75,974
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	8,000,000	5,470,640
4.13%, 12/1/2030 (a) (b)	9,219,000	6,525,024
4.50%, 11/15/2031 (a)	12,082,000	8,551,519
4.63%, 12/1/2030 (a)	19,666,500	10,468,478
5.00%, 11/15/2031 (a)	4,000,000	2,149,280
5.75%, 1/15/2030 (a)	18,288,000	10,240,000
6.50%, 2/1/2029 (a)	14,799,000	12,264,227
7.50%, 4/1/2028 (a) (b)	7,478,500	4,853,098
11.25%, 5/15/2028 (a) (b)	8,675,000	8,638,218
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	31,401,000	27,775,126
DISH DBS Corp.:
5.13%, 6/1/2029	11,492,000	6,348,181
5.25%, 12/1/2026 (a)	23,298,000	19,798,873
5.75%, 12/1/2028 (a)	21,094,500	16,211,123
7.38%, 7/1/2028	8,618,000	5,445,111
DISH Network Corp. 11.75%, 11/15/2027 (a)	30,330,000	30,434,335
GCI LLC 4.75%, 10/15/2028 (a)	3,839,000	3,324,881

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a) (b)	$10,663,000	$6,959,527
Gray Television, Inc.:
4.75%, 10/15/2030 (a) (b)	7,351,000	4,868,567
7.00%, 5/15/2027 (a) (b)	6,884,000	5,905,646
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	4,942,750	3,757,973
5.25%, 8/15/2027 (a) (b)	6,329,000	5,019,024
6.38%, 5/1/2026	8,093,026	6,980,559
8.38%, 5/1/2027 (b)	7,759,839	5,562,873
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	6,951,000	5,621,760
6.75%, 10/15/2027 (a)	9,873,000	9,063,611
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,992,000	6,936,257
8.00%, 8/1/2029 (a) (b)	5,467,000	4,720,809
News Corp.:
3.88%, 5/15/2029 (a)	7,004,000	6,019,658
5.13%, 2/15/2032 (a)	4,045,000	3,534,319
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	9,044,500	7,489,117
5.63%, 7/15/2027 (a)	14,154,000	12,599,608
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	8,769,000	6,883,139
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	7,210,000	5,464,098
6.50%, 9/15/2028 (a)	8,359,000	4,414,221
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,686,000	3,526,496
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	5,983,000	3,683,793
5.50%, 3/1/2030 (a) (b)	1,566,000	840,206
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	8,693,000	7,765,805
3.88%, 9/1/2031 (a)	13,026,000	9,865,762
4.00%, 7/15/2028 (a)	16,043,000	13,694,305
4.13%, 7/1/2030 (a)	12,240,000	9,799,834
5.50%, 7/1/2029 (a)	10,434,000	9,232,003
TEGNA, Inc.:
4.63%, 3/15/2028	8,851,000	7,657,177
4.75%, 3/15/2026 (a)	4,537,000	4,299,080
5.00%, 9/15/2029	9,473,000	7,954,857
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	4,507,000	4,238,563
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	9,015,000	7,336,587
6.63%, 6/1/2027 (a)	13,776,000	12,816,777
7.38%, 6/30/2030 (a)	7,791,000	7,124,168
8.00%, 8/15/2028 (a)	4,824,000	4,649,709
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	10,254,018	8,297,962
Security Description	Principal Amount	Value
Urban One, Inc. 7.38%, 2/1/2028 (a)	$6,815,000	$5,845,771
Videotron Ltd. 3.63%, 6/15/2029 (a) (b)	4,212,000	3,539,596
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	8,047,000	6,343,933
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	7,014,000	5,793,915
5.50%, 5/15/2029 (a)	12,734,000	11,358,091
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	5,000,000	4,313,850
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	12,792,000	10,076,003
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	4,384,000	3,280,065
Ziggo BV 4.88%, 1/15/2030 (a)	8,616,000	7,025,831
		649,515,531
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	4,117,000	3,951,250
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	3,608,000	3,122,255
		7,073,505
MINING — 1.1%
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	5,610,000	5,580,772
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	3,715,000	3,520,482
Constellium SE 3.75%, 4/15/2029 (a) (b)	4,158,000	3,482,616
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	14,521,000	11,887,181
4.50%, 9/15/2027 (a)	5,689,000	5,150,991
5.88%, 4/15/2030 (a)	7,513,000	6,871,390
6.13%, 4/15/2032 (a)	6,211,000	5,673,624
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	3,033,000	2,828,545
4.50%, 4/1/2026 (a) (b)	1,569,000	1,463,234
6.13%, 4/1/2029 (a)	1,605,000	1,482,442
6.13%, 4/1/2029	3,916,000	3,616,974
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	4,286,000	3,377,154
4.63%, 3/1/2028 (a)	5,105,000	4,462,689
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,346,000	5,662,790
3.88%, 8/15/2031 (a)	6,449,000	5,144,432
4.75%, 1/30/2030 (a)	14,349,000	12,431,113
		82,636,429

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.3%
Calderys Financing LLC 11.25%, 6/1/2028 (a) (b)	$5,016,000	$5,146,566
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,006,000	5,472,307
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	3,704,000	3,614,215
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,701,000	5,169,895
		19,402,983
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	6,630,000	6,296,246
5.50%, 8/15/2028 (a)	6,400,000	5,374,848
		11,671,094
OIL & GAS — 5.1%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	5,100,000	5,056,089
Antero Resources Corp. 5.38%, 3/1/2030 (a)	4,921,700	4,529,391
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	4,687,000	4,582,620
8.25%, 12/31/2028 (a)	4,140,000	4,088,498
Baytex Energy Corp. 8.50%, 4/30/2030 (a)	6,703,000	6,767,349
California Resources Corp. 7.13%, 2/1/2026 (a)	5,227,000	5,260,871
Callon Petroleum Co.:
7.50%, 6/15/2030 (a) (b)	4,873,000	4,724,812
8.00%, 8/1/2028 (a) (b)	5,186,000	5,192,379
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	5,046,000	4,889,069
5.88%, 2/1/2029 (a)	4,068,000	3,826,564
6.75%, 4/15/2029 (a)	7,223,000	7,075,073
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	11,184,000	11,378,490
8.75%, 7/1/2031 (a)	11,672,000	11,947,926
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	3,933,000	3,669,096
7.38%, 1/15/2031 (a)	4,323,000	4,240,042
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	7,846,000	6,783,808
6.75%, 3/1/2029 (a)	10,222,000	9,405,569
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	5,694,000	5,580,519
9.25%, 2/15/2028 (a)	6,241,000	6,371,687
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	4,604,000	4,487,795
Security Description	Principal Amount	Value
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a) (b)	$6,788,000	$6,789,018
Earthstone Energy Holdings LLC:
8.00%, 4/15/2027 (a)	4,336,000	4,436,075
9.88%, 7/15/2031 (a)	4,208,000	4,594,168
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a) (b)	5,989,000	5,755,130
EQT Corp. 3.90%, 10/1/2027	300	278
Gulfport Energy Corp.:
Zero Coupon, 5/15/2025 (d)	1,081,000	681
8.00%, 5/17/2026	3,694,480	3,698,544
8.00%, 5/17/2026 (a)	106,000	106,117
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	3,914,000	3,671,097
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,493,000	4,968,913
6.00%, 4/15/2030 (a)	4,971,000	4,474,546
6.00%, 2/1/2031 (a)	5,686,000	5,001,860
6.25%, 11/1/2028 (a)	4,036,000	3,781,248
6.25%, 4/15/2032 (a)	3,911,000	3,471,521
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	384,000	333,731
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	5,292,000	5,168,538
Matador Resources Co. 6.88%, 4/15/2028 (a)	4,223,000	4,138,624
MEG Energy Corp. 5.88%, 2/1/2029 (a)	4,836,000	4,515,373
Murphy Oil Corp. 5.88%, 12/1/2027 (b)	3,969,000	3,850,843
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	5,721,000	5,510,238
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	6,136,000	5,951,920
Noble Finance II LLC 8.00%, 4/15/2030 (a)	5,872,000	5,942,640
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	6,617,000	6,604,097
8.75%, 6/15/2031 (a)	3,356,000	3,382,882
Parkland Corp.:
4.50%, 10/1/2029 (a)	6,609,000	5,680,171
4.63%, 5/1/2030 (a)	7,031,000	6,001,310
5.88%, 7/15/2027 (a)	4,467,000	4,241,684
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	6,858,200	6,462,825
7.88%, 9/15/2030 (a)	5,805,000	5,785,089
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	5,064,000	4,767,655
7.00%, 1/15/2032 (a)	4,167,000	4,110,495

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Petrofac Ltd. 9.75%, 11/15/2026 (a)	$5,100,000	$3,898,950
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	3,995,000	3,541,128
8.25%, 1/15/2029	3,446,000	3,539,455
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	5,267,000	4,740,300
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	6,450,000	6,560,875
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	2,372,000	2,377,811
Southwestern Energy Co.:
4.75%, 2/1/2032	9,277,000	7,958,460
5.38%, 2/1/2029	5,966,000	5,491,524
5.38%, 3/15/2030	9,844,000	8,980,780
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	4,195,000	3,954,878
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	6,942,550	6,090,699
4.50%, 4/30/2030	6,952,000	6,021,058
6.00%, 4/15/2027	5,290,000	5,123,048
7.00%, 9/15/2028 (a)	4,238,000	4,180,702
Talos Production, Inc. 12.00%, 1/15/2026	5,260,000	5,482,708
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	3,808,000	3,872,774
Transocean, Inc.:
8.00%, 2/1/2027 (a)	5,676,000	5,464,853
8.75%, 2/15/2030 (a)	9,923,700	10,144,800
11.50%, 1/30/2027 (a)	5,803,000	6,084,445
Valaris Ltd. 8.38%, 4/30/2030 (a)	10,377,000	10,383,953
Vital Energy, Inc.:
9.75%, 10/15/2030	4,192,000	4,284,350
10.13%, 1/15/2028	5,845,000	5,959,387
		377,191,896
OIL & GAS SERVICES — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,541,000	6,150,895
6.88%, 4/1/2027 (a)	4,315,000	4,184,342
CGG SA 8.75%, 4/1/2027 (a) (b)	3,325,000	2,973,847
Enerflex Ltd. 9.00%, 10/15/2027 (a)	5,212,000	5,147,840
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,832,000	3,871,738
Oceaneering International, Inc. COR, 6.00%, 2/1/2028 (a)	1,890,000	1,778,433
Security Description	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/2027	$6,229,000	$6,018,834
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	14,368,000	14,459,811
		44,585,740
PACKAGING & CONTAINERS — 3.0%
ARD Finance SA 6.50%, 6/30/2027 (a)	7,660,958	5,784,023
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	4,992,000	4,160,982
4.00%, 9/1/2029 (a) (b)	9,751,000	7,628,500
6.00%, 6/15/2027 (a)	5,419,000	5,204,353
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	12,145,000	11,096,644
5.25%, 4/30/2025 (a)	5,632,000	5,493,509
5.25%, 8/15/2027 (a)	7,460,000	6,198,663
5.25%, 8/15/2027 (a) (b)	7,283,000	6,073,148
Ball Corp.:
2.88%, 8/15/2030 (b)	10,622,000	8,415,173
3.13%, 9/15/2031 (b)	7,023,000	5,500,414
6.00%, 6/15/2029	8,834,000	8,591,065
6.88%, 3/15/2028	6,059,000	6,082,327
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	4,063,000	3,926,808
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	4,540,000	4,217,024
8.75%, 4/15/2030 (a) (b)	10,925,000	9,376,272
Crown Americas LLC 5.25%, 4/1/2030 (b)	4,043,000	3,736,702
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	7,142,000	6,870,818
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,570,000	3,844,741
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	6,427,000	5,614,627
LABL, Inc.:
5.88%, 11/1/2028 (a)	5,550,000	4,986,731
6.75%, 7/15/2026 (a)	6,296,000	6,096,921
10.50%, 7/15/2027 (a) (b)	5,999,000	5,638,940
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	50
7.88%, 8/15/2026 (a)	24,670,000	23,804,823

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 4/15/2027 (a) (b)	$12,164,000	$10,635,107
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a) (b)	4,976,000	4,861,701
7.25%, 5/15/2031 (a) (b)	5,935,000	5,805,024
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	4,089,000	3,553,995
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	7,918,000	7,028,017
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	6,683,000	6,469,746
Silgan Holdings, Inc. 4.13%, 2/1/2028	4,454,000	3,987,933
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	5,834,000	6,089,821
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	9,202,000	8,594,392
8.50%, 8/15/2027 (a) (b)	6,556,000	6,003,985
		221,372,979
PHARMACEUTICALS — 1.9%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	4,725,000	3,999,240
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	4,542,000	3,497,340
5.13%, 3/1/2030 (a) (b)	5,428,000	4,218,967
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	2,377,500	1,207,033
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	13,002,000	7,399,178
5.25%, 1/30/2030 (a)	7,501,000	2,862,907
5.25%, 2/15/2031 (a)	1,754,000	672,168
5.75%, 8/15/2027 (a)	4,876,000	2,904,633
6.13%, 2/1/2027 (a) (b)	5,803,000	3,632,562
6.25%, 2/15/2029 (a)	6,136,000	2,427,279
11.00%, 9/30/2028 (a) (b)	14,680,000	9,938,507
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	5,884,000	5,796,917
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,028,000	3,668,259
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	5,720,000	5,550,802
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	5,006,000	4,768,866
HLF Financing Sarl LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	5,509,000	3,909,242
Security Description	Principal Amount	Value
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	$3,597,000	$3,695,918
Jazz Securities DAC 4.38%, 1/15/2029 (a)	13,024,000	11,390,530
Kedrion SpA 6.50%, 9/1/2029 (a)	7,166,000	6,110,018
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029 (a) (d)	43,000	3,339
11.50%, 12/15/2028 (a) (d)	3,262,000	2,874,735
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	4,193,000	3,611,347
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	17,260,000	15,017,063
5.13%, 4/30/2031 (a)	17,000,000	13,632,810
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	4,757,000	3,911,776
6.63%, 4/1/2030 (a) (b)	5,072,000	4,502,110
Perrigo Finance Unlimited Co. 4.65%, 6/15/2030	6,616,000	5,645,300
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	2,496,000	2,253,064
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	4,937,000	3,973,989
		143,075,899
PIPELINES — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,997,000	6,409,182
5.75%, 3/1/2027 (a)	8,016,500	7,641,889
5.75%, 1/15/2028 (a)	5,714,500	5,386,145
7.88%, 5/15/2026 (a)	4,247,000	4,272,185
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	5,708,000	5,727,008
Buckeye Partners LP:
4.13%, 3/1/2025 (a)	7,534,000	7,165,663
4.50%, 3/1/2028 (a)	5,739,000	5,062,142
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	10,229,000	9,063,610
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	5,213,000	4,997,599
6.00%, 2/1/2029 (a)	6,005,000	5,794,945
7.38%, 2/1/2031 (a)	4,593,000	4,677,190
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	9,046,000	7,823,433
4.38%, 6/15/2031 (a)	8,048,000	6,767,966

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
EnLink Midstream LLC:
5.63%, 1/15/2028 (a)	$4,224,000	$3,996,326
6.50%, 9/1/2030 (a)	7,918,000	7,681,806
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	8,417,000	7,493,739
4.75%, 1/15/2031 (a)	9,852,000	8,480,208
6.50%, 7/1/2027 (a)	7,853,000	7,671,831
7.50%, 6/1/2027 (a)	4,287,999	4,274,063
7.50%, 6/1/2030 (a)	4,882,000	4,905,385
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	5,411,000	5,383,079
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	6,271,500	5,938,044
8.00%, 1/15/2027	9,036,000	8,711,517
8.88%, 4/15/2030	3,996,000	3,906,729
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	6,746,000	6,519,807
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	27,282
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	7,861,000	6,659,761
5.13%, 6/15/2028 (a)	3,458,000	3,184,334
5.63%, 2/15/2026 (a)	8,226,000	7,947,056
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	3,667,500	3,378,061
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	4,228,000	4,267,785
ITT Holdings LLC 6.50%, 8/1/2029 (a)	11,239,000	9,609,345
Kinetik Holdings LP 5.88%, 6/15/2030 (a) (b)	7,992,000	7,490,023
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	13,366,000	12,294,180
6.75%, 9/15/2025 (a)	10,422,000	9,953,218
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	18,727,000	18,512,201
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	5,237,000	4,990,233
NuStar Logistics LP:
5.75%, 10/1/2025	4,942,000	4,805,551
6.00%, 6/1/2026	4,547,000	4,417,774
6.38%, 10/1/2030	5,086,000	4,820,257
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	3,679,000	3,274,825
Security Description	Principal Amount	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (e)	$7,641,000	$7,342,848
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	5,783,000	5,104,712
6.00%, 9/1/2031 (a)	4,199,000	3,657,245
7.50%, 10/1/2025 (a)	6,363,000	6,347,411
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	500	499
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	11,426,000	9,611,894
3.88%, 11/1/2033 (a)	9,873,000	7,665,200
4.13%, 8/15/2031 (a)	11,683,000	9,588,939
6.25%, 1/15/2030 (a)	9,234,000	8,806,096
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	19,314,000	19,126,075
8.38%, 6/1/2031 (a)	19,292,000	19,019,018
		357,653,314
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. COR, 7.00%, 4/15/2030 (a)	6,043,000	5,453,807
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	6,014,000	5,545,509
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	6,401,000	5,118,496
4.38%, 2/1/2031 (a)	5,327,000	4,089,485
5.38%, 8/1/2028 (a)	6,877,000	6,058,293
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,278,000	4,143,230
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,079,000	3,905,802
4.75%, 2/1/2030	4,948,000	3,693,484
5.00%, 3/1/2031	5,196,000	3,795,782
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	2,894,000	2,008,262
5.75%, 1/15/2029 (a) (b)	7,374,000	5,321,005
		49,133,155
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	4,505,000	3,403,212

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	$7,154,000	$5,964,433
5.75%, 5/15/2026 (a)	7,640,000	7,008,019
Diversified Healthcare Trust:
4.38%, 3/1/2031	4,244,000	2,939,776
4.75%, 2/15/2028	337,000	244,709
9.75%, 6/15/2025	4,083,000	3,940,952
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a) (b)	4,433,000	3,433,625
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	7,886,000	7,011,679
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	7,881,000	6,478,497
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	8,679,000	7,135,440
4.88%, 9/15/2029 (a)	8,361,000	7,335,523
5.00%, 7/15/2028 (a)	3,593,000	3,253,785
5.25%, 7/15/2030 (a)	11,300,000	9,846,481
5.63%, 7/15/2032 (a)	5,053,000	4,357,101
7.00%, 2/15/2029 (a)	10,269,000	10,010,632
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	5,441,000	4,757,719
4.75%, 6/15/2029 (a)	6,001,000	4,855,289
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	10,550,000	6,592,590
4.63%, 8/1/2029	7,839,000	5,556,675
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	4,443,000	3,376,902
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	6,282,000	5,341,585
5.88%, 10/1/2028 (a)	6,318,000	5,758,036
7.50%, 6/1/2025 (a)	4,720,500	4,714,552
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	5,458,000	4,680,126
4.75%, 10/15/2027	5,855,000	5,349,948
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	4,733,000	4,488,115
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	4,116,000	3,721,934
Security Description	Principal Amount	Value
4.00%, 9/15/2029 (a)	$4,507,000	$3,690,196
SBA Communications Corp.:
3.13%, 2/1/2029 (b)	11,561,500	9,646,684
3.88%, 2/15/2027	11,969,500	10,969,807
Service Properties Trust:
4.35%, 10/1/2024	7,663,000	7,352,878
7.50%, 9/15/2025	6,691,000	6,566,882
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	4,654,000	4,070,156
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,746,000	3,653,422
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	5,415,000	4,381,168
6.50%, 2/15/2029 (a) (b)	9,915,000	6,494,424
10.50%, 2/15/2028 (a)	22,057,000	21,617,625
XHR LP:
4.88%, 6/1/2029 (a) (b)	4,968,000	4,222,254
6.38%, 8/15/2025 (a) (b)	4,055,000	3,981,199
		228,204,030
RETAIL — 4.8%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	5,613,000	4,809,724
3.88%, 1/15/2028 (a)	13,165,500	11,821,434
4.00%, 10/15/2030 (a)	24,500,000	20,361,460
4.38%, 1/15/2028 (a)	7,350,000	6,623,452
5.75%, 4/15/2025 (a)	3,650,500	3,623,012
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a) (b)	6,832,000	5,864,247
5.00%, 2/15/2032 (a)	5,163,000	4,279,766
Bath & Body Works, Inc.:
6.63%, 10/1/2030 (a) (b)	8,346,000	7,816,363
7.50%, 6/15/2029 (b)	4,403,000	4,340,786
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	5,596,000	5,428,512
Carvana Co.:
12.00%, 12/1/2028 (a)	1,899	1,482
13.00%, 6/1/2030 (a)	2,474	1,930
14.00%, 6/1/2031 (a)	5,446	4,241
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,151,000	4,878,255
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	5,396,000	5,282,522
8.50%, 10/30/2025 (a)	5,005,000	4,940,836
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,846,000	1,894,661
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	6,779,000	6,355,109
5.88%, 4/1/2029 (a)	6,951,000	6,252,703

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	$8,623,000	$7,313,253
6.75%, 1/15/2030 (a) (b)	11,812,000	9,624,181
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	4,272,000	3,785,932
5.63%, 1/1/2030 (a)	4,464,000	4,009,252
Gap, Inc.:
3.63%, 10/1/2029 (a)	7,579,000	5,613,235
3.88%, 10/1/2031 (a)	6,867,000	4,823,861
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	5,668,500	4,914,873
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	4,626,000	4,017,774
IRB Holding Corp. 7.00%, 6/15/2025 (a)	4,078,000	4,077,551
Kohl's Corp. 4.63%, 5/1/2031	4,721,000	3,177,658
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	7,231,000	5,931,445
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	8,527,000	7,217,423
8.25%, 8/1/2031 (a)	5,114,000	4,976,587
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	7,228,000	6,088,217
4.38%, 1/15/2031 (a)	4,677,000	3,865,213
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	8,931,000	8,087,378
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	5,038,000	4,406,587
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	7,380,000	5,893,225
7.88%, 5/1/2029 (a)	11,953,000	7,836,626
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	3,793,000	3,096,909
4.75%, 9/15/2029	3,774,000	3,402,487
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	9,710,000	9,113,806
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	4,326,000	3,324,185
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	3,655,000	3,453,609
3.75%, 6/15/2029	4,106,000	3,452,776
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	11,152,000	9,773,613
7.75%, 2/15/2029 (a)	9,711,000	9,052,983
QVC, Inc.:
4.38%, 9/1/2028	4,659,000	2,442,807
Security Description	Principal Amount	Value
4.75%, 2/15/2027	$4,978,000	$3,059,230
Rite Aid Corp. 8.00%, 11/15/2026 (a)	7,106,000	4,187,424
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	5,998,000	4,959,686
4.88%, 11/15/2031 (a) (b)	4,160,000	3,308,406
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	6,034,000	5,659,047
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	5,464,000	4,725,267
6.00%, 12/1/2029 (a) (b)	7,144,000	6,026,250
Staples, Inc.:
7.50%, 4/15/2026 (a)	17,363,000	14,282,283
10.75%, 4/15/2027 (a)	8,706,000	5,097,363
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	6,038,000	5,037,926
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,141,000	4,474,572
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	5,770,000	4,181,807
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	5,367,000	4,734,445
Yum! Brands, Inc.:
3.63%, 3/15/2031	8,386,000	6,902,181
4.63%, 1/31/2032	9,520,000	8,257,934
4.75%, 1/15/2030 (a)	6,071,000	5,450,180
5.38%, 4/1/2032	8,770,000	7,961,932
		355,659,874
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	4,591,000	4,508,500
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	8,071,000	7,463,819
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	5,641,000	4,982,864
		16,955,183
SOFTWARE — 3.1%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	20,453,000	17,080,096
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	9,141,000	8,234,304
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	5,255,000	5,231,983
Camelot Finance SA 4.50%, 11/1/2026 (a)	5,724,000	5,296,932
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	20,836
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	5,879,000	5,864,379

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	$6,025,000	$5,839,671
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	7,184,000	6,229,246
4.88%, 7/1/2029 (a) (b)	7,465,000	6,362,196
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	34,237,000	30,100,486
9.00%, 9/30/2029 (a) (b)	32,506,000	28,328,004
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	4,324,000	3,710,208
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	5,215,431	2,844,340
Elastic NV 4.13%, 7/15/2029 (a)	4,734,000	4,028,492
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	7,409,000	6,620,608
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	4,483,000	3,983,728
Open Text Corp.:
3.88%, 2/15/2028 (a)	6,657,000	5,814,490
3.88%, 12/1/2029 (a)	7,823,000	6,419,945
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a) (b)	7,880,000	6,596,821
4.13%, 12/1/2031 (a) (b)	6,172,000	4,925,318
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,137,000	4,301,005
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,961,000	3,805,174
4.00%, 2/15/2028 (a)	4,010,000	3,592,920
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	4,302,000	2,013,422
5.38%, 12/1/2028 (a)	2,325,000	795,685
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	9,622,000	7,728,005
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	4,559,000	3,755,932
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	15,785,000	14,875,468
Twilio, Inc.:
3.63%, 3/15/2029	3,914,000	3,269,795
3.88%, 3/15/2031	4,167,000	3,390,271
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	13,932,000	11,655,511
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	5,745,000	4,787,136
		227,502,407
TELECOMMUNICATIONS — 4.6%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	9,174,500	4,527,983
Security Description	Principal Amount	Value
10.50%, 5/15/2027 (a)	$12,505,000	$7,808,247
Altice France SA:
5.13%, 7/15/2029 (a)	21,317,000	15,154,895
5.50%, 1/15/2028 (a)	10,600,000	8,103,806
5.50%, 10/15/2029 (a)	17,614,500	12,678,565
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (d) (f)	146,527	24,910
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	4,255,000	3,741,464
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	3,909,000	3,173,013
CommScope, Inc.:
4.75%, 9/1/2029 (a) (b)	11,143,750	8,203,249
6.00%, 3/1/2026 (a)	12,083,000	11,271,385
7.13%, 7/1/2028 (a) (b)	5,926,000	3,552,518
8.25%, 3/1/2027 (a) (b)	7,753,000	5,090,775
Connect Finco Sarl/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	17,829,000	16,658,704
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	7,561,000	5,904,309
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	12,639,000	10,802,806
5.88%, 10/15/2027 (a)	9,827,000	8,931,564
5.88%, 11/1/2029 (b)	6,711,765	4,903,146
6.00%, 1/15/2030 (a) (b)	7,561,000	5,522,706
6.75%, 5/1/2029 (a) (b)	7,428,000	5,722,977
8.63%, 3/15/2031 (a)	6,392,000	5,999,339
8.75%, 5/15/2030 (a)	12,263,000	11,640,285
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	8,389,000	4,596,753
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	9,845,000	9,238,154
7.00%, 10/15/2028 (a)	7,601,000	6,912,349
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	25,335,000	22,492,920
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	6,724,000	6,293,261
3.63%, 1/15/2029 (a)	7,690,500	4,306,680
3.75%, 7/15/2029 (a)	7,857,825	4,392,524
3.88%, 11/15/2029 (a) (b)	5,025,000	4,629,784
4.25%, 7/1/2028 (a)	9,850,000	6,154,674
4.63%, 9/15/2027 (a)	11,752,000	8,461,440
10.50%, 5/15/2030 (a)	7,747,000	7,792,785
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a) (b)	12,381,000	7,981,783
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,378
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	6,708,000	5,929,939

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	$4,580,000	$3,159,147
T-Mobile USA, Inc.:
2.63%, 2/15/2029	3,500	2,965
3.38%, 4/15/2029	700	615
Viasat, Inc.:
5.63%, 4/15/2027 (a)	7,054,000	6,115,395
7.50%, 5/30/2031 (a)	6,614,000	4,361,867
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	10,562,000	8,409,992
4.75%, 7/15/2031 (a)	11,259,000	9,112,697
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	3,259,000	2,874,992
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	9,201,000	7,117,249
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	16,537,000	16,403,546
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a) (b)	11,901,000	9,459,986
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	12,116,000	8,980,016
6.13%, 3/1/2028 (a) (b)	8,717,000	5,597,447
		340,200,984
TRANSPORTATION — 0.4%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	4,701,000	4,218,348
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	5,180,000	4,380,674
Forward Air Corp. 9.50%, 10/15/2031 (a)	5,897,000	5,893,108
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	7,944,000	7,347,008
Seaspan Corp. 5.50%, 8/1/2029 (a)	6,906,000	5,518,378
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,397,000	4,148,877
XPO, Inc. 6.25%, 5/1/2025 (a)	1,000	984
		31,507,377
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	8,183,000	7,426,564
Security Description	Principal Amount	Value
NAC Aviation 29 DAC 4.75%, 6/30/2026	$3,862,638	$3,531,069
		10,957,633
TOTAL CORPORATE BONDS & NOTES (Cost $8,004,307,252)		7,293,742,985
	Shares
COMMON STOCKS — 0.0% (g)
HOUSEHOLD PRODUCTS — 0.0% (g)
Cenveo Enterprises, Inc. (f) (h)	20,138	120,829
PHARMACEUTICALS — 0.0% (g)
Mallinckrodt PLC (h)	2,675	228
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (g)
Diebold Nixdorf, Inc. (b) (h)	2,034	38,524
TRADING COMPANIES & DISTRIBUTORS — 0.0% (g)
ATD New Holdings, Inc. (h)	35,050	2,900,387
TOTAL COMMON STOCKS (Cost $1,314,005)		3,059,968
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (i) (j)	22,624,574	22,629,099
State Street Navigator Securities Lending Portfolio II (k) (l)	593,008,250	593,008,250
TOTAL SHORT-TERM INVESTMENTS (Cost $615,637,349)		615,637,349
TOTAL INVESTMENTS — 106.5% (Cost $8,621,258,606)		7,912,440,302
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(484,447,465)
NET ASSETS — 100.0%		$7,427,992,837
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 83.1% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $145,739, representing 0.00% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,293,718,075	$24,910	$7,293,742,985
Common Stocks	38,752	2,900,387	120,829	3,059,968
Short-Term Investments	615,637,349	—	—	615,637,349
TOTAL INVESTMENTS	$615,676,101	$7,296,618,462	$145,739	$7,912,440,302

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,394,510	$13,397,189	$460,971,547	$451,734,810	$(4,614)	$(213)	22,624,574	$22,629,099	$809,112
State Street Navigator Securities Lending Portfolio II	709,501,256	709,501,256	415,609,632	532,102,638	—	—	593,008,250	593,008,250	1,541,056
Total		$722,898,445	$876,581,179	$983,837,448	$(4,614)	$(213)		$615,637,349	$2,350,168
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
AUSTRALIA — 1.0%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$288,997
Series EMTN, 3.65%, 1/20/2026	EUR	200,000	209,641
Series MTN, 4.05%, 5/12/2025	AUD	100,000	63,680
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	196,248
Commonwealth Bank of Australia 4.90%, 8/17/2028	AUD	200,000	127,260
National Australia Bank Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	100,000	99,397
Series GMTN, 1.38%, 8/30/2028	EUR	300,000	280,341
Series GMTN, 2.13%, 5/24/2028	EUR	400,000	391,729
Series MTN, 2.90%, 2/25/2027	AUD	250,000	150,503
Series MTN, 3.90%, 5/30/2025	AUD	220,000	139,707
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	250,000	258,474
Westpac Banking Corp. Series EMTN, 3.70%, 1/16/2026	EUR	200,000	210,192
			2,416,169
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	300,000	291,861
Raiffeisen Bank International AG 3 mo. EUR EURIBOR + 1.95%, 4.75%, 1/26/2027 (a)	EUR	200,000	207,831
			499,692
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	400,000	385,444
Series EMTN, 1.15%, 1/22/2027	EUR	300,000	292,352
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	183,986
Series EMTN, 1.65%, 3/28/2031	EUR	400,000	362,551
Series EMTN, 2.00%, 3/17/2028	EUR	580,000	571,517
Series EMTN, 2.13%, 12/2/2027	EUR	400,000	396,629
Security Description		Principal Amount	Value
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	$205,855
Series EMTN, 2.75%, 3/17/2036	EUR	500,000	454,710
Series EMTN, 2.88%, 4/2/2032	EUR	350,000	342,002
Series EMTN, 3.70%, 4/2/2040 (b)	EUR	450,000	431,259
Belfius Bank SA 4.13%, 9/12/2029	EUR	100,000	104,814
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (a)	EUR	300,000	312,852
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (a)(b)	EUR	400,000	422,015
			4,465,986
CANADA — 0.7%
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	200,000	187,750
Toronto-Dominion Bank:
Series EMTN, 0.50%, 1/18/2027	EUR	400,000	373,972
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	454,625
Series EMTN, 2.55%, 8/3/2027 (b)	EUR	200,000	198,079
Series EMTN, 2.88%, 4/5/2027	GBP	200,000	221,559
Series EMTN, 3.13%, 8/3/2032	EUR	200,000	191,314
Series EMTN, 3.63%, 12/13/2029	EUR	100,000	101,176
			1,728,475
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	200,000	159,871
DENMARK — 0.6%
Danske Bank AS:
Series EMTN, 0.63%, 5/26/2025	EUR	300,000	299,667
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (a)	EUR	200,000	208,123
1 yr. EUR Swap + 0.95%, 4.00%, 1/12/2027 (a)	EUR	400,000	419,263
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (a)	EUR	200,000	210,635

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (a)	GBP	200,000	$212,792
Series EMTN, 1 yr. U.K. Government Bond + 1.70%, 4.63%, 4/13/2027 (a)	GBP	100,000	117,924
			1,468,404
FINLAND — 1.2%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	400,000	376,798
Series EMTN, 0.50%, 11/2/2028	EUR	100,000	88,102
Series EMTN, 1.13%, 2/12/2025 (b)	EUR	300,000	305,377
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	96,130
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	95,722
Series EMTN, 2.50%, 5/23/2029 (b)	EUR	300,000	289,797
Series EMTN, 4.13%, 5/5/2028 (b)	EUR	450,000	472,405
Series EMTN, 3 mo. EUR EURIBOR + 0.48%, 3.63%, 2/10/2026 (a)	EUR	300,000	313,559
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	300,000	270,309
Series EMTN, 0.50%, 8/12/2025 (b)	EUR	200,000	198,195
Series EMTN, 2.88%, 12/15/2025	EUR	300,000	309,272
			2,815,666
FRANCE — 19.2%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	192,457
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	300,000	274,069
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	187,610
Series EMTN, 2.38%, 6/9/2040	EUR	200,000	157,589
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	292,759
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	183,906
Series EMTN, 1.38%, 2/21/2031	EUR	200,000	179,282
Security Description		Principal Amount	Value
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 3/7/2025	EUR	400,000	$399,180
Series EMTN, 0.01%, 5/11/2026	EUR	200,000	190,446
0.25%, 7/19/2028	EUR	200,000	173,520
Series EMTN, 0.63%, 11/3/2028	EUR	400,000	349,129
Series EMTN, 0.63%, 2/21/2031	EUR	200,000	159,687
Series EMTN, 0.75%, 7/17/2025	EUR	200,000	199,413
Series EMTN, 0.75%, 6/8/2026 (b)	EUR	300,000	290,795
0.75%, 1/17/2030	EUR	200,000	167,994
Series EMTN, 1.00%, 5/23/2025	EUR	300,000	301,488
Series EMTN, 1.13%, 1/19/2032	EUR	200,000	162,849
Series EMTN, 1.25%, 1/14/2025	EUR	100,000	101,994
Series EMTN, 1.25%, 5/26/2027	EUR	500,000	477,576
1.25%, 6/3/2030	EUR	300,000	256,354
Series EMTN, 1.38%, 7/16/2028	EUR	500,000	467,248
Series EMTN, 1.63%, 1/19/2026 (b)	EUR	300,000	300,351
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	275,277
Series EMTN, 2.63%, 11/6/2029	EUR	400,000	378,741
Series EMTN, 3.13%, 9/14/2027 (b)	EUR	500,000	508,897
Series EMTN, 3.75%, 2/1/2033 (b)	EUR	500,000	503,743
Series EMTN, 3.88%, 1/26/2028	EUR	100,000	103,207
Series EMTN, 4.13%, 3/13/2029	EUR	300,000	314,568
Series EMTN, 4.13%, 6/14/2033	EUR	200,000	206,181
Series EMTN, 4.38%, 5/2/2030	EUR	200,000	208,149
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	94,588
Series EMTN, 0.63%, 12/3/2032 (b)	EUR	400,000	300,728
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	294,079
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	172,244
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	267,666

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 11/17/2025 (b)	EUR	200,000	$200,951
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	189,200
Series EMTN, 1.50%, 5/25/2028	EUR	100,000	95,681
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	301,387
1.88%, 12/14/2027	GBP	300,000	309,415
Series EMTN, 2.10%, 4/7/2032 (b)	EUR	300,000	259,754
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	114,866
Series EMTN, 4.13%, 5/24/2033	EUR	200,000	208,537
Series EMTN, 5.75%, 6/13/2032	GBP	200,000	235,694
Series EMTN, 3 mo. EUR EURIBOR - 0.70%, 0.25%, 4/13/2027 (a)	EUR	200,000	189,724
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (a)	EUR	500,000	461,499
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (a)	EUR	400,000	340,494
3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (a)	EUR	600,000	541,812
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a)	EUR	400,000	361,974
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (a)	EUR	400,000	417,678
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	200,000	170,685
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	400,000	415,513
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (a)	EUR	600,000	593,717
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a)(b)	EUR	400,000	411,803
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	600,000	$599,875
COR, 3.63%, 9/1/2029	EUR	300,000	301,206
Bouygues SA:
1.13%, 7/24/2028	EUR	200,000	188,030
2.25%, 6/29/2029	EUR	100,000	96,430
3.25%, 6/30/2037	EUR	200,000	183,793
3.88%, 7/17/2031	EUR	200,000	206,042
4.63%, 6/7/2032	EUR	400,000	432,393
5.38%, 6/30/2042	EUR	300,000	330,687
BPCE SA:
0.25%, 1/15/2026	EUR	400,000	387,454
0.25%, 1/14/2031	EUR	300,000	239,197
Series EMTN, 0.38%, 2/2/2026	EUR	300,000	291,133
Series EMTN, 0.50%, 2/24/2027	EUR	300,000	279,768
0.63%, 4/28/2025	EUR	300,000	300,616
Series EMTN, 0.75%, 3/3/2031	EUR	400,000	323,634
Series EMTN, 1.00%, 4/1/2025	EUR	200,000	201,618
Series EMTN, 1.00%, 10/5/2028 (b)	EUR	300,000	275,417
Series EMTN, 1.00%, 1/14/2032	EUR	400,000	321,115
Series EMTN, 1.75%, 4/26/2027	EUR	400,000	390,041
Series EMTN, 3.50%, 1/25/2028	EUR	200,000	205,861
Series EMTN, 4.00%, 11/29/2032	EUR	300,000	308,235
Series EMTN, 4.38%, 7/13/2028	EUR	200,000	209,624
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	187,974
3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (a)	EUR	300,000	316,072
Capgemini SE:
2.00%, 4/15/2029	EUR	300,000	289,263
2.38%, 4/15/2032	EUR	200,000	186,996
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	200,000	200,316
Cie de Saint-Gobain SA Series EMTN, 1.88%, 3/15/2031	EUR	200,000	181,713
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	187,768
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	179,001

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.38%, 10/21/2025	EUR	200,000	$196,230
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	177,642
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	159,889
Series EMTN, 1.00%, 9/18/2025	EUR	400,000	400,476
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	268,727
Series EMTN, 1.13%, 2/24/2029 (b)	EUR	200,000	182,465
Series EMTN, 1.13%, 7/12/2032 (b)	EUR	300,000	242,308
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	197,946
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	203,351
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	193,591
Series EMTN, 1.75%, 3/5/2029	EUR	300,000	276,092
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	295,754
Series EMTN, 2.50%, 8/29/2029	EUR	200,000	193,686
Series EMTN, 3.13%, 2/5/2026	EUR	200,000	208,302
Series EMTN, 3.38%, 7/28/2027	EUR	200,000	206,288
Series EMTN, 3.88%, 4/20/2031	EUR	400,000	411,434
Series EMTN, 3.88%, 11/28/2034	EUR	300,000	301,894
Series EMTN, 4.00%, 1/18/2033 (b)	EUR	300,000	309,695
Series EMTN, 4.13%, 3/7/2030	EUR	100,000	105,328
4.88%, 10/23/2029	GBP	400,000	464,468
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (a)	GBP	200,000	240,588
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (a)	EUR	200,000	173,870
Series EMTN, 3 mo. EUR EURIBOR - 1.25%, 1.00%, 4/22/2026 (a)	EUR	500,000	501,750
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 4.00%, 10/12/2026 (a)(b)	EUR	400,000	420,874
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	300,000	306,728
Security Description		Principal Amount	Value
Danone SA:
Series EMTN, Zero Coupon, 12/1/2025	EUR	400,000	$390,685
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	306,499
Series EMTN, 1.21%, 11/3/2028	EUR	200,000	187,585
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	175,470
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	400,000	405,884
Series EMTN, 3.63%, 1/11/2030 (b)	EUR	200,000	205,733
Series EMTN, 4.00%, 1/11/2035	EUR	200,000	202,245
Series EMTN, 5.00%, 10/1/2060	GBP	250,000	251,330
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025	EUR	300,000	298,222
Series EMTN, 0.38%, 1/5/2026	EUR	400,000	391,753
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	276,770
Series EMTN, 0.50%, 6/5/2028	EUR	300,000	273,474
0.75%, 11/27/2031	EUR	200,000	166,449
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	168,703
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	300,000	274,101
L'Oreal SA:
0.88%, 6/29/2026 (b)	EUR	400,000	392,905
Series EMTN, 2.88%, 5/19/2028	EUR	200,000	205,442
Series EMTN, 3.13%, 5/19/2025	EUR	100,000	104,732
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2026 (b)	EUR	300,000	291,729
0.13%, 2/11/2028 (b)	EUR	500,000	456,883
0.38%, 2/11/2031 (b)	EUR	500,000	421,454
Series EMTN, 0.75%, 4/7/2025	EUR	400,000	404,520
Series EMTN, 1.13%, 2/11/2027	GBP	200,000	215,735
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	100,000	78,986
Series EMTN, 0.63%, 12/16/2033	EUR	300,000	228,442

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	$95,242
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	91,958
Series EMTN, 1.88%, 9/12/2030	EUR	200,000	186,628
Series EMTN, 2.00%, 1/15/2029	EUR	400,000	387,139
Series EMTN, 3.25%, 1/15/2032	GBP	200,000	207,890
Series 55, 8.13%, 1/28/2033	EUR	450,000	621,992
Pernod Ricard SA:
1.13%, 4/7/2025	EUR	200,000	203,074
1.75%, 4/8/2030	EUR	200,000	185,477
Societe Generale SA:
0.13%, 2/24/2026	EUR	300,000	288,867
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	88,899
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	364,960
Series EMTN, 0.75%, 1/25/2027	EUR	300,000	280,214
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	304,760
1.25%, 6/12/2030	EUR	200,000	169,325
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	270,731
Series EMTN, 2.13%, 9/27/2028	EUR	100,000	94,320
Series EMTN, 2.63%, 5/30/2029 (b)	EUR	300,000	291,683
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	209,508
4.13%, 6/2/2027	EUR	100,000	105,405
Series EMTN, 4.25%, 11/16/2032	EUR	400,000	417,287
3 mo. EUR EURIBOR - 0.38%, 0.13%, 11/17/2026 (a)	EUR	400,000	386,999
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (a)	EUR	300,000	278,786
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (a)	EUR	400,000	345,957
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (a)	EUR	100,000	91,367
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	500,000	504,553
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	180,059
Security Description		Principal Amount	Value
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	500,000	$477,936
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	92,446
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	184,322
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	488,969
Series EMTN, 1.62%, 5/18/2040	EUR	300,000	218,283
Series EMTN, 1.99%, 4/8/2032	EUR	400,000	364,789
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	500,000	460,021
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	81,740
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	185,015
			45,337,128
GERMANY — 10.7%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	109,616
Amprion GmbH 3.97%, 9/22/2032	EUR	300,000	309,291
Aroundtown SA Series EMTN, 0.38%, 4/15/2027	EUR	200,000	160,422
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	280,068
0.88%, 11/15/2027	EUR	350,000	332,082
1.50%, 3/17/2031	EUR	200,000	178,438
Bayer AG:
0.05%, 1/12/2025	EUR	200,000	200,999
0.38%, 1/12/2029	EUR	100,000	86,976
0.63%, 7/12/2031	EUR	400,000	318,896
0.75%, 1/6/2027	EUR	400,000	380,390
1.13%, 1/6/2030	EUR	100,000	86,848
1.38%, 7/6/2032	EUR	500,000	410,637
Series EMTN, 4.63%, 5/26/2033	EUR	400,000	419,011
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	300,000	296,564
2.13%, 12/15/2029	EUR	400,000	372,453
BMW Finance NV:
Series EMTN, Zero Coupon, 1/11/2026 (b)	EUR	200,000	194,844
Series EMTN, 0.50%, 2/22/2025	EUR	350,000	352,959

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	$102,446
Series EMTN, 1.50%, 2/6/2029	EUR	400,000	375,551
Commerzbank AG:
Series EMTN, 0.50%, 12/4/2026	EUR	350,000	330,637
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	196,768
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	500,000	474,285
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (a)	EUR	100,000	78,482
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (a)	EUR	400,000	335,313
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a)	EUR	500,000	472,654
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	400,000	407,515
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a)	GBP	300,000	340,113
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	200,000	190,513
Series EMTN, 1.75%, 3/25/2031 (b)	EUR	200,000	184,741
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	240,113
Series EMTN, 2.00%, 12/1/2029 (b)	EUR	270,000	259,366
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	250,000	233,170
Series EMTN, 5.88%, 10/30/2037	GBP	200,000	234,675
Series EMTN, 6.13%, 7/6/2039	GBP	100,000	119,885
Series 11024, 6.25%, 6/3/2030	GBP	200,000	249,043
Series 4, 6.38%, 6/7/2032	GBP	290,000	364,328
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	126,772
Security Description		Principal Amount	Value
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	300,000	$277,460
Series EMTN, 3.88%, 1/12/2035	EUR	200,000	200,763
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	161,571
Heidelberg Materials AG Series EMTN, 1.50%, 2/7/2025 (b)	EUR	200,000	203,824
Heidelberg Materials Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	199,163
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	450,000	385,346
Series EMTN, 0.75%, 3/11/2033 (b)	EUR	450,000	355,596
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	190,362
Series EMTN, 1.13%, 11/6/2031	EUR	325,000	275,619
Series EMTN, 1.38%, 5/11/2028	EUR	200,000	189,966
Series EMTN, 1.50%, 7/3/2029	EUR	325,000	302,410
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	209,326
Mercedes-Benz International Finance BV:
Series EMTN, 0.63%, 5/6/2027 (b)	EUR	300,000	284,538
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	203,239
Series EMTN, 1.00%, 11/11/2025	EUR	200,000	200,520
Series EMTN, 1.38%, 6/26/2026 (b)	EUR	200,000	199,120
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	201,025
Series EMTN, 2.00%, 8/22/2026	EUR	300,000	303,227
Series EMTN, 2.63%, 4/7/2025	EUR	400,000	415,157
Series EMTN, 3.50%, 5/30/2026	EUR	200,000	209,976
Series EMTN, 3.70%, 5/30/2031 (b)	EUR	300,000	311,109
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	300,000	309,132
Series EMTN, 4.00%, 6/2/2035	EUR	100,000	102,112
Series EMTN, 4.38%, 6/2/2043	EUR	500,000	501,020

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
RWE AG:
Series EMTN, 2.13%, 5/24/2026	EUR	300,000	$302,526
2.50%, 8/24/2025	EUR	100,000	103,218
Series EMTN, 2.75%, 5/24/2030	EUR	300,000	288,549
SAP SE:
1.25%, 3/10/2028	EUR	400,000	382,689
1.63%, 3/10/2031	EUR	100,000	93,031
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	154,056
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	200,000	193,890
Series EMTN, 0.25%, 2/20/2029	EUR	300,000	264,942
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	193,803
Series EMTN, 0.50%, 9/5/2034	EUR	200,000	148,717
Series EMTN, 1.00%, 2/20/2025	GBP	200,000	230,281
Series EMTN, 1.38%, 9/6/2030	EUR	200,000	182,202
Series EMTN, 2.25%, 3/10/2025	EUR	400,000	413,036
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	103,323
Series EMTN, 3.00%, 9/8/2033	EUR	300,000	295,299
Series EMTN, 3.38%, 8/24/2031	EUR	300,000	308,649
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	200,000	198,373
Series EMTN, 0.75%, 3/24/2029	EUR	300,000	259,851
Volkswagen Bank GmbH Series EMTN, 4.25%, 1/7/2026	EUR	100,000	105,076
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	400,000	366,920
Series EMTN, 0.25%, 1/31/2025	EUR	300,000	301,816
Series EMTN, 0.88%, 1/31/2028	EUR	200,000	181,044
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	200,000	177,275
Series EMTN, 1.63%, 1/16/2030 (b)	EUR	400,000	354,294
Security Description		Principal Amount	Value
Series 10Y, 1.88%, 3/30/2027	EUR	200,000	$193,455
3.25%, 11/18/2030 (b)	EUR	300,000	289,907
Series EMTN, 3.88%, 3/29/2026	EUR	300,000	313,515
Series EMTN, 4.13%, 11/15/2025	EUR	400,000	421,552
4.13%, 11/16/2038 (b)	EUR	200,000	190,062
Volkswagen Leasing GmbH:
Series EMTN, 0.38%, 7/20/2026	EUR	400,000	380,111
Series EMTN, 1.38%, 1/20/2025	EUR	200,000	203,951
Vonovia SE:
Series EMTN, Zero Coupon, 12/1/2025	EUR	100,000	95,977
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	168,532
Series EMTN, 0.38%, 6/16/2027	EUR	400,000	358,506
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	163,097
Series EMTN, 0.75%, 9/1/2032	EUR	200,000	145,893
1.00%, 6/16/2033	EUR	400,000	289,471
Wintershall Dea Finance BV:
0.84%, 9/25/2025	EUR	300,000	295,225
1.33%, 9/25/2028	EUR	100,000	89,874
1.82%, 9/25/2031	EUR	200,000	166,998
			25,367,431
IRELAND — 0.4%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (a)	EUR	200,000	193,769
Bank of Ireland Group PLC Series EMTN, 1 yr. EURIBOR ICE Swap + 1.10%, 1.88%, 6/5/2026 (a)	EUR	200,000	201,954
Ryanair DAC Series EMTN, 0.88%, 5/25/2026 (b)	EUR	300,000	292,123
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	205,532
			893,378
ITALY — 5.1%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	400,000	342,914
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	80,665
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	200,000	185,235
2.00%, 1/15/2030	EUR	300,000	265,040

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Enel Finance International NV:
Series EMTN, Zero Coupon, 5/28/2026	EUR	100,000	$95,075
Series EMTN, Zero Coupon, 6/17/2027	EUR	200,000	182,158
0.25%, 11/17/2025	EUR	100,000	97,781
Series EMTN, 0.38%, 6/17/2027	EUR	200,000	185,562
Series EMTN, 0.38%, 5/28/2029	EUR	350,000	300,648
Series EMTN, 0.50%, 6/17/2030	EUR	350,000	288,902
Series EMTN, 0.88%, 9/28/2034	EUR	200,000	145,016
Series EMTN, 0.88%, 6/17/2036	EUR	300,000	202,428
Series EMTN, 1.13%, 9/16/2026	EUR	350,000	341,874
Series EMTN, 1.50%, 7/21/2025	EUR	500,000	506,038
Series EMTN, 2.88%, 4/11/2029	GBP	200,000	209,732
Series EMTN, 3.88%, 3/9/2029	EUR	100,000	104,376
Series EMTN, 5.75%, 9/14/2040	GBP	350,000	399,433
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	89,532
Series EMTN, 0.63%, 1/23/2030	EUR	300,000	255,918
Series EMTN, 1.25%, 5/18/2026	EUR	100,000	98,498
Series EMTN, 1.50%, 2/2/2026	EUR	200,000	199,811
Series EMTN, 2.00%, 5/18/2031 (b)	EUR	450,000	407,055
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	310,856
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	158,112
Series EMTN, 4.25%, 5/19/2033	EUR	250,000	257,120
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	500,000	449,258
Series EMTN, 1.00%, 11/19/2026	EUR	400,000	381,118
Series EMTN, 1.75%, 3/20/2028	EUR	100,000	94,314
Series EMTN, 1.75%, 7/4/2029	EUR	450,000	402,793
Series EMTN, 2.13%, 5/26/2025	EUR	450,000	458,938
Series EMTN, 4.75%, 9/6/2027	EUR	200,000	211,215
Security Description		Principal Amount	Value
Series EMTN, 4.88%, 5/19/2030	EUR	250,000	$261,130
Series EMTN, 6.63%, 5/31/2033	GBP	200,000	236,238
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (a)	EUR	600,000	633,637
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	192,329
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	200,000	193,132
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	200,000	193,478
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	99,772
Series EMTN, 0.85%, 1/19/2031	EUR	200,000	159,494
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	99,288
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (a)(b)	EUR	300,000	264,608
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.20%, 1/20/2026 (a)	EUR	250,000	252,116
Series EMTN, 3 mo. EUR EURIBOR - 1.60%, 1.25%, 6/16/2026 (a)	EUR	300,000	300,276
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (a)	EUR	250,000	244,735
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (a)	EUR	200,000	187,354
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (a)(b)	EUR	350,000	357,293
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (a)(b)	EUR	300,000	316,704
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (a)	EUR	300,000	324,136
			12,023,135

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
JAPAN — 2.1%
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	300,000	$245,794
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (a)	EUR	100,000	86,441
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	400,000	400,189
Series REGS, 0.34%, 3/3/2030	EUR	500,000	423,517
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	646,087
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	650,042
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	667,783
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	84,965
1.55%, 6/15/2026	EUR	400,000	395,987
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	400,000	336,068
2.00%, 7/9/2040 (b)	EUR	300,000	223,389
Series REGS, 2.25%, 11/21/2026	EUR	400,000	401,210
Series REGS, 3.00%, 11/21/2030	EUR	400,000	392,492
			4,953,964
MEXICO — 0.0% (c)
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	99,926
NETHERLANDS — 6.4%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	336,076
0.60%, 1/15/2027	EUR	400,000	375,020
Series EMTN, 1.00%, 4/16/2025	EUR	218,000	220,742
1.00%, 6/2/2033	EUR	200,000	159,593
Series EMTN, 1.25%, 5/28/2025	EUR	300,000	302,589
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	78,287
Series EMTN, 3.75%, 4/20/2025	EUR	100,000	105,399
Series EMTN, 3.88%, 12/21/2026	EUR	400,000	421,115
Series EMTN, 4.00%, 1/16/2028	EUR	100,000	103,974
Security Description		Principal Amount	Value
Series EMTN, 4.25%, 2/21/2030	EUR	500,000	$517,885
4.38%, 10/20/2028	EUR	300,000	315,303
4.50%, 11/21/2034	EUR	200,000	206,982
Series EMTN, 5.25%, 5/26/2026	GBP	100,000	120,653
ASML Holding NV:
1.38%, 7/7/2026	EUR	200,000	199,191
Series EMTN, 3.50%, 12/6/2025	EUR	250,000	263,005
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031 (b)	EUR	300,000	255,015
Series GMTN, 1.25%, 3/23/2026	EUR	550,000	549,895
Series GMTN, 1.38%, 2/3/2027 (b)	EUR	200,000	196,525
Series EMTN, 4.00%, 1/10/2030	EUR	200,000	206,654
4.13%, 7/14/2025	EUR	450,000	478,815
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.38%, 12/1/2027 (a)	EUR	400,000	374,203
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (a)	EUR	300,000	280,888
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (a)	EUR	300,000	313,354
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (a)(b)	EUR	200,000	213,088
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	197,484
ING Groep NV:
Series EMTN, 1.13%, 2/14/2025	EUR	200,000	203,234
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	95,105
Series EMTN, 2.00%, 9/20/2028 (b)	EUR	200,000	191,638
Series EMTN, 2.13%, 1/10/2026	EUR	300,000	304,802
Series EMTN, 2.50%, 11/15/2030 (b)	EUR	400,000	380,352
Series EMTN, 3.00%, 2/18/2026 (b)	GBP	300,000	342,355
3 mo. EUR EURIBOR - 0.43%, 0.13%, 11/29/2025 (a)	EUR	100,000	100,808

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (a)	EUR	300,000	$261,720
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (a)	EUR	600,000	502,116
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (a)	EUR	500,000	448,992
3 mo. EUR EURIBOR + 0.85%, 1.25%, 2/16/2027 (a)	EUR	400,000	392,142
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 2.13%, 5/23/2026 (a)	EUR	500,000	510,166
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	400,000	355,714
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (a)	EUR	200,000	209,617
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (a)	EUR	200,000	213,908
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (a)	EUR	100,000	104,353
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (a)	EUR	400,000	435,896
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (a)	GBP	100,000	100,348
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	220,000	265,140
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	350,000	335,477
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	93,736
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	400,000	365,535
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	201,607
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	80,790
Series EMTN, 0.75%, 8/15/2028	EUR	200,000	183,129
Series EMTN, 0.88%, 11/8/2039	EUR	200,000	127,175
Series EMTN, 1.25%, 11/11/2032	EUR	400,000	334,460
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 4/7/2028	EUR	400,000	$382,585
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	295,357
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	203,896
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	179,065
Series EMTN, 2.50%, 3/24/2026	EUR	200,000	204,434
			15,197,387
NORWAY — 0.9%
DNB Bank ASA:
1 yr. U.K. Government Bond + 1.35%, 2.63%, 6/10/2026 (a)	GBP	200,000	230,989
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (a)	GBP	200,000	229,659
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a)	EUR	400,000	353,538
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (a)	EUR	300,000	281,381
Series EMTN, 3 mo. EUR EURIBOR + 0.63%, 3.63%, 2/16/2027 (a)	EUR	200,000	208,325
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (a)	EUR	200,000	210,318
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (a)(b)	EUR	300,000	308,565
SpareBank 1 SR-Bank ASA Series EMTN, 3.75%, 11/23/2027	EUR	200,000	207,013
			2,029,788
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	185,900
SPAIN — 5.8%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	300,000	297,361
Series EMTN, 3.00%, 3/27/2031	EUR	200,000	189,624

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	200,000	$203,915
Series GMTN, 0.38%, 11/15/2026	EUR	200,000	188,968
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	187,293
Series GMTN, 0.75%, 6/4/2025	EUR	400,000	400,280
1.00%, 6/21/2026	EUR	200,000	194,986
Series GMTN, 1.38%, 5/14/2025	EUR	200,000	202,024
Series GMTN, 1.75%, 11/26/2025	EUR	300,000	301,765
Series GMTN, 3.38%, 9/20/2027	EUR	300,000	307,575
Series GMTN, 4.38%, 10/14/2029	EUR	200,000	212,540
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.13%, 3/24/2027 (a)(b)	EUR	400,000	382,118
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a)(b)	EUR	300,000	272,268
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a)(b)	EUR	200,000	208,743
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	200,000	198,907
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	100,000	89,256
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	94,974
Series EMTN, 0.50%, 2/4/2027	EUR	300,000	280,053
Series EMTN, 1.00%, 11/4/2031	EUR	200,000	165,834
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	203,374
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	198,602
Series EMTN, 3.75%, 1/16/2026	EUR	500,000	523,351
Series EMTN, 3.88%, 1/16/2028 (b)	EUR	500,000	521,207
Series EMTN, 4.25%, 6/12/2030 (b)	EUR	200,000	210,078
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a)	EUR	400,000	354,488
Series EMTN, 1 yr. EUR Swap + 1.05%, 3.63%, 9/27/2026 (a)	EUR	400,000	417,563
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.50%, 3/24/2027 (a)	EUR	300,000	$287,588
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	200,915
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	196,118
Series EMTN, 1.38%, 6/19/2026	EUR	400,000	390,033
Series EMTN, 3.75%, 9/7/2029	EUR	200,000	205,853
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.38%, 11/18/2026 (a)	EUR	400,000	386,257
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (a)	EUR	200,000	176,284
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (a)	EUR	500,000	458,273
Series EMTN, 3 mo. EUR EURIBOR - 1.17%, 0.75%, 7/10/2026 (a)	EUR	400,000	397,282
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (a)	EUR	200,000	187,256
Series GMTN, 3 mo. EUR EURIBOR + 0.80%, 1.63%, 4/13/2026 (a)	EUR	400,000	403,584
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a)	EUR	400,000	429,842
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025 (b)	EUR	200,000	202,971
Series EMTN, 1.38%, 3/11/2032	EUR	200,000	175,448
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	200,000	198,798
Naturgy Finance BV:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	198,819
Series EMTN, 1.38%, 1/19/2027 (b)	EUR	200,000	194,752
Santander Consumer Finance SA Series EMTN, 0.38%, 1/17/2025	EUR	300,000	302,787

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	200,000	$172,618
Series EMTN, 1.20%, 8/21/2027	EUR	300,000	288,065
Series EMTN, 1.45%, 1/22/2027	EUR	300,000	294,388
Series EMTN, 1.46%, 4/13/2026	EUR	200,000	199,826
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	307,736
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	291,702
Series EMTN, 1.79%, 3/12/2029	EUR	200,000	190,666
Series EMTN, 2.59%, 5/25/2031	EUR	200,000	191,403
			13,736,411
SWEDEN — 2.3%
Heimstaden Bostad Treasury BV Series EMTN, 0.25%, 10/13/2024	EUR	230,000	227,215
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	186,149
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	176,650
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	169,972
Series EMTN, 0.75%, 8/9/2027	EUR	200,000	185,700
Series GMTN, 1.75%, 11/11/2026	EUR	500,000	493,833
Series GMTN, 3.25%, 11/24/2025	EUR	200,000	208,169
Series GMTN, 3.75%, 2/7/2028	EUR	400,000	413,039
Series EMTN, 3.88%, 5/9/2028 (b)	EUR	250,000	262,308
4.00%, 11/9/2026	EUR	100,000	105,057
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	400,000	348,009
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	187,942
0.50%, 2/18/2030	EUR	300,000	251,413
Series EMTN, 1.00%, 4/15/2025	EUR	500,000	505,284
3.38%, 2/17/2028	EUR	200,000	205,329
Series EMTN, 3.75%, 5/5/2026	EUR	100,000	104,914
COR, 1.38%, 2/23/2029	EUR	100,000	91,587
Security Description		Principal Amount	Value
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	400,000	$375,107
Series EMTN, 0.75%, 5/5/2025	EUR	100,000	100,227
Series EMTN, 2.10%, 5/25/2027 (b)	EUR	300,000	294,988
Series EMTN, 3.75%, 11/14/2025	EUR	200,000	209,803
1 yr. EUR Swap - 0.57%, 0.30%, 5/20/2027 (a)	EUR	250,000	237,031
			5,339,726
SWITZERLAND — 4.3%
Credit Suisse AG:
Series EMTN, 0.25%, 1/5/2026	EUR	300,000	288,696
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	173,799
Series EMTN, 1.13%, 12/15/2025	GBP	200,000	219,489
Series EMTN, 1.50%, 4/10/2026	EUR	350,000	344,575
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	300,000	243,021
Series EMTN, 2.25%, 5/26/2028	EUR	200,000	195,421
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	500,000	445,201
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	300,000	297,004
1.50%, 3/26/2030	EUR	300,000	277,183
2.00%, 3/26/2038	EUR	300,000	244,312
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	210,352
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	500,000	476,441
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	159,741
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	175,321
Series EMTN, 0.63%, 1/18/2033	EUR	400,000	288,051
0.63%, 2/24/2033	EUR	300,000	219,514
Series EMTN, 0.65%, 9/10/2029	EUR	200,000	166,375
0.88%, 11/3/2031	EUR	200,000	155,386
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	289,636
1 yr. EUR Swap - 0.48%, 0.25%, 11/3/2026 (a)(b)	EUR	400,000	384,220

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (a)	EUR	600,000	$526,940
1 yr. EUR Swap + 1.60%, 2.13%, 10/13/2026 (a)	EUR	200,000	200,937
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (a)	EUR	200,000	182,208
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.55%, 0.25%, 1/29/2026 (a)	EUR	200,000	199,081
Series EMTN, 1 yr. EURIBOR ICE Swap - 1.05%, 1.00%, 6/24/2027 (a)	EUR	600,000	571,851
Series EMTN, 1 yr. EURIBOR ICE Swap - 3.50%, 3.25%, 4/2/2026 (a)	EUR	600,000	619,516
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 2.75%, 6/15/2027 (a)	EUR	200,000	200,200
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 4.63%, 3/17/2028 (a)	EUR	200,000	209,738
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (a)	EUR	400,000	385,785
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (a)	EUR	200,000	204,696
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	400,000	467,534
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (a)	GBP	300,000	315,278
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (a)	GBP	100,000	130,143
10 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (a)	GBP	100,000	123,532
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.65%, 1/14/2028 (a)	EUR	500,000	461,392
			10,052,569
UNITED KINGDOM — 9.1%
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	200,000	164,196
Security Description		Principal Amount	Value
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	$220,355
Series EMTN, 3.25%, 1/17/2033	GBP	450,000	423,491
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (a)	EUR	300,000	257,621
Series EMTN, 1 yr. EUR Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	200,000	202,939
1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a)	EUR	150,000	156,447
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	500,000	521,089
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (a)	EUR	500,000	467,295
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (a)	GBP	200,000	238,722
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	300,000	237,704
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	300,000	267,860
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	113,298
Series EMTN, 5.13%, 12/1/2025	GBP	200,000	242,480
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	256,941
Series EMTN, 2.52%, 4/7/2028	EUR	300,000	297,958
2.82%, 4/7/2032	EUR	200,000	190,459
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027	EUR	350,000	337,955
Series EMTN, 1.75%, 3/10/2026	EUR	200,000	200,472
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028 (b)	GBP	200,000	206,444
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	76,374
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	135,425
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	156,467
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	200,000	261,780

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
CK Hutchison Finance 16 II Ltd. 0.88%, 10/3/2024	EUR	300,000	$306,181
CK Hutchison Group Telecom Finance SA:
0.75%, 4/17/2026	EUR	300,000	290,771
1.13%, 10/17/2028	EUR	100,000	90,973
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	87,893	84,184
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	190,810
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	300,000	278,335
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	300,000	297,728
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	101,606
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	154,332
Series EMTN, 1.63%, 5/12/2035	GBP	200,000	164,064
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	200,000	189,695
Series EMTN, 5.88%, 5/13/2043	GBP	200,000	229,200
Series REGS, 6.45%, 12/10/2033	GBP	100,000	124,547
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	124,633
HSBC Holdings PLC:
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	299,662
2.63%, 8/16/2028	GBP	200,000	210,387
1 yr. GBP SONIA ICE Swap + 1.32%, 2.26%, 11/13/2026 (a)	GBP	200,000	224,865
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	400,000	432,282
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	100,000	102,310
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (a)	EUR	200,000	174,383
3 mo. EUR EURIBOR - 0.81%, 0.31%, 11/13/2026 (a)	EUR	300,000	290,795
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a)	EUR	400,000	327,335
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (a)	EUR	200,000	$211,827
3 mo. EUR EURIBOR + 1.45%, 3.02%, 6/15/2027 (a)	EUR	300,000	304,399
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (a)	EUR	300,000	312,823
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (a)	EUR	300,000	312,070
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (a)	GBP	250,000	269,455
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (a)	GBP	200,000	246,625
Imperial Brands Finance Netherlands BV Series EMTN, 1.75%, 3/18/2033	EUR	200,000	151,780
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	200,000	203,365
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	184,456
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	200,000	190,912
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	234,799
Series EMTN, 1 yr. EUR Swap - 0.85%, 0.50%, 11/12/2025 (a)	EUR	200,000	202,729
Series EMTN, 1 yr. EUR Swap - 3.75%, 3.50%, 4/1/2026 (a)(b)	EUR	300,000	312,495
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	550,000	530,303
1 yr. U.K. Government Bond + 1.30%, 1.88%, 1/15/2026 (a)	GBP	200,000	230,784
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	200,000	239,942
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	300,000	301,689

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Nationwide Building Society:
0.25%, 7/22/2025	EUR	400,000	$394,725
3 mo. EUR EURIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	202,317
NatWest Group PLC:
Series EMTN, 1 yr. GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	300,000	341,178
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (a)	GBP	300,000	325,006
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (a)	EUR	200,000	172,367
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (a)	EUR	200,000	170,248
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	450,000	457,154
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	400,000	412,852
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	400,000	388,465
Series EMTN, 0.13%, 6/18/2026	EUR	100,000	94,597
Series EMTN, 1.38%, 3/2/2027	EUR	200,000	191,583
Series EMTN, 2.75%, 4/2/2025	EUR	200,000	207,428
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (a)	GBP	100,000	123,116
Sky Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	330,000	334,575
Standard Chartered PLC 1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a)	EUR	200,000	208,214
Thames Water Utilities Finance PLC Series EMTN, 4.38%, 1/18/2031	EUR	200,000	187,032
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	250,000	274,609
Security Description		Principal Amount	Value
Unilever Finance Netherlands BV:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	$204,099
1.75%, 3/25/2030	EUR	200,000	187,471
University of Oxford 2.54%, 12/8/2117	GBP	250,000	144,822
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	299,555
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	87,456
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	178,742
Series EMTN, 1.88%, 9/11/2025	EUR	250,000	253,879
Series EMTN, 2.20%, 8/25/2026	EUR	528,000	533,843
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	97,594
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	150,098
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	200,000	86,682
2.52%, 2/7/2118	GBP	100,000	57,903
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	100,000	74,630
			21,605,543
UNITED STATES — 25.8%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	250,000	248,047
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	300,000	293,680
3.13%, 6/15/2031	EUR	200,000	179,961
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	250,000	221,491
1.95%, 10/18/2024	EUR	200,000	207,357
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	193,946
American Medical Systems Europe BV 0.75%, 3/8/2025	EUR	200,000	201,586
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	226,580
Apple, Inc.:
Zero Coupon, 11/15/2025	EUR	250,000	245,458
0.50%, 11/15/2031	EUR	400,000	332,852
0.88%, 5/24/2025	EUR	200,000	202,473
1.38%, 5/24/2029	EUR	200,000	188,891
1.63%, 11/10/2026	EUR	540,000	539,684
3.05%, 7/31/2029	GBP	200,000	221,927

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
AT&T, Inc.:
0.25%, 3/4/2026	EUR	200,000	$192,818
0.80%, 3/4/2030	EUR	300,000	254,894
1.60%, 5/19/2028	EUR	300,000	283,871
1.80%, 9/5/2026	EUR	300,000	297,449
2.35%, 9/5/2029	EUR	100,000	95,037
2.45%, 3/15/2035	EUR	200,000	169,335
Series GBP, 2.90%, 12/4/2026	GBP	300,000	334,854
3.15%, 9/4/2036	EUR	303,000	268,239
3.50%, 12/17/2025	EUR	300,000	313,785
3.55%, 11/18/2025	EUR	150,000	157,018
3.55%, 12/17/2032	EUR	450,000	438,003
3.95%, 4/30/2031	EUR	400,000	407,146
4.25%, 6/1/2043	GBP	200,000	182,759
4.30%, 11/18/2034	EUR	150,000	152,689
4.38%, 9/14/2029	GBP	250,000	280,859
4.88%, 6/1/2044	GBP	250,000	246,084
Series EMTN, 7.00%, 4/30/2040	GBP	300,000	380,486
Bank of America Corp.:
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	114,665
Series EMTN, 4.13%, 6/12/2028	EUR	300,000	314,044
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	321,590
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (a)	GBP	250,000	252,639
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	88,309
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (a)	EUR	300,000	273,987
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (a)	EUR	500,000	414,161
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (a)	EUR	500,000	404,102
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (a)	EUR	300,000	306,710
Series EMTN, 3 mo. EUR EURIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	500,000	500,259
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	300,000	$289,008
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	200,000	178,305
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.95%, 10/27/2026 (a)	EUR	300,000	302,248
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	450,000	369,145
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	100,000	99,174
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	300,000	276,391
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	300,000	244,801
2.63%, 6/19/2059	GBP	200,000	132,450
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	400,000	400,098
1.13%, 3/16/2027	EUR	200,000	193,378
1.63%, 3/16/2035	EUR	450,000	360,708
Booking Holdings, Inc.:
4.13%, 5/12/2033	EUR	400,000	415,049
4.50%, 11/15/2031	EUR	200,000	214,265
4.75%, 11/15/2034	EUR	300,000	325,318
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	300,000	240,055
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	200,000	209,920
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	300,000	270,047
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	93,279
1.75%, 1/28/2025	EUR	150,000	153,829
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (a)	EUR	450,000	424,630
Series EMTN, 3 mo. EUR EURIBOR - 1.66%, 1.25%, 7/6/2026 (a)	EUR	400,000	400,862
Series EMTN, 3 mo. EUR EURIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	500,000	502,440

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	100,000	$103,265
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	300,000	303,721
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	400,000	349,095
1.13%, 3/9/2027	EUR	200,000	194,079
1.63%, 3/9/2035	EUR	300,000	248,556
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	400,000	377,387
0.75%, 2/20/2032	EUR	100,000	81,847
1.88%, 2/20/2036	GBP	225,000	183,749
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	400,000	387,212
0.45%, 3/18/2028	EUR	200,000	182,254
0.75%, 9/18/2031	EUR	400,000	331,058
1.35%, 9/18/2039	EUR	200,000	140,315
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	300,000	301,146
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	75,486
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	186,243
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	132,672
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	300,000	273,524
0.84%, 6/26/2032	EUR	250,000	199,872
1.41%, 6/26/2039	EUR	200,000	134,920
FedEx Corp. 1.63%, 1/11/2027	EUR	300,000	293,811
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	300,000	287,937
2.00%, 5/21/2030	EUR	200,000	183,248
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	330,000	295,037
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	389,354
Series EMTN, 0.88%, 1/21/2030	EUR	300,000	255,651
Series EMTN, 1.00%, 3/18/2033	EUR	300,000	231,325
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	303,921
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	312,704
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	102,941
Series EMTN, 1.63%, 7/27/2026	EUR	500,000	496,685
Security Description		Principal Amount	Value
Series EMTN, 2.00%, 11/1/2028	EUR	277,000	$263,471
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	145,437
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	316,548
3.38%, 3/27/2025	EUR	500,000	523,474
Series EMTN, 4.00%, 9/21/2029	EUR	200,000	206,189
Series EMTN, 4.25%, 1/29/2026	GBP	150,000	176,710
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (a)	GBP	200,000	217,782
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	207,728
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	300,000	272,366
0.65%, 2/11/2032	EUR	400,000	320,814
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	101,534
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	87,442
0.95%, 5/23/2025	EUR	200,000	201,448
1.25%, 1/29/2027	EUR	150,000	145,709
Series EMTN, 1.25%, 2/9/2034	EUR	200,000	160,003
1.50%, 5/23/2029	EUR	100,000	93,256
1.75%, 1/31/2031	EUR	200,000	180,909
Series EMTN, 2.88%, 11/7/2025	EUR	500,000	517,229
3.38%, 2/6/2027	EUR	300,000	312,149
3.63%, 2/6/2031	EUR	300,000	307,341
3.75%, 2/6/2035	EUR	200,000	201,049
4.00%, 2/6/2043	EUR	300,000	290,702
4.88%, 2/6/2038	GBP	200,000	215,456
Johnson & Johnson 1.65%, 5/20/2035	EUR	300,000	257,208
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	102,310
Series EMTN, 1.50%, 10/29/2026	EUR	500,000	490,958
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	201,080
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (a)	EUR	450,000	416,510
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a)	EUR	300,000	233,108

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	400,000	$391,243
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	400,000	385,238
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	400,000	339,302
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	500,000	409,676
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	300,000	282,797
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	700,000	651,656
Sterling Overnight Index Average + 0.68%, 0.99%, 4/28/2026 (a)	GBP	200,000	226,363
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (a)	GBP	200,000	180,043
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	300,000	294,246
Medtronic Global Holdings SCA:
Zero Coupon, 10/15/2025	EUR	200,000	195,322
0.25%, 7/2/2025	EUR	300,000	297,654
0.38%, 10/15/2028	EUR	200,000	178,162
1.00%, 7/2/2031	EUR	100,000	85,408
1.13%, 3/7/2027	EUR	300,000	289,051
1.38%, 10/15/2040	EUR	250,000	167,598
1.50%, 7/2/2039	EUR	350,000	247,802
1.63%, 3/7/2031	EUR	200,000	180,464
1.63%, 10/15/2050 (b)	EUR	350,000	206,813
1.75%, 7/2/2049	EUR	100,000	62,043
2.25%, 3/7/2039	EUR	100,000	80,272
3.00%, 10/15/2028	EUR	200,000	203,322
3.13%, 10/15/2031	EUR	350,000	347,041
3.38%, 10/15/2034	EUR	400,000	392,264
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	199,848
Microsoft Corp. 3.13%, 12/6/2028	EUR	400,000	414,302
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	250,000	243,378
Security Description		Principal Amount	Value
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	$307,432
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	489,810
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	221,253
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (a)	EUR	200,000	187,481
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (a)	EUR	500,000	432,809
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	400,000	317,751
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	99,547
3 mo. EUR EURIBOR + 0.90%, 2.10%, 5/8/2026 (a)	EUR	400,000	408,547
3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (a)	EUR	300,000	281,940
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (a)	EUR	800,000	846,211
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (a)	EUR	100,000	107,318
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (a)	EUR	600,000	650,814
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (a)	GBP	300,000	354,536
Nestle Finance International Ltd.:
Series EMTN, Zero Coupon, 6/14/2026	EUR	100,000	96,221
0.38%, 5/12/2032	EUR	100,000	81,286
Series EMTN, 1.13%, 4/1/2026 (b)	EUR	300,000	299,298
Series EMTN, 1.50%, 4/1/2030	EUR	450,000	419,045
Netflix, Inc.:
3.63%, 5/15/2027	EUR	200,000	207,168
3.63%, 6/15/2030	EUR	300,000	301,207
3.88%, 11/15/2029	EUR	200,000	205,205
4.63%, 5/15/2029	EUR	400,000	427,015
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	183,679
0.75%, 10/14/2033	EUR	200,000	158,391

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	300,000	$242,937
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	300,000	308,887
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	219,938
Roche Finance Europe BV Series EMTN, 0.88%, 2/25/2025 (b)	EUR	200,000	204,495
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	96,283
Series EMTN, 1.00%, 4/1/2025	EUR	400,000	406,082
Series 8, 1.00%, 3/21/2026	EUR	200,000	198,185
Series 12FX, 1.38%, 3/21/2030	EUR	700,000	648,283
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	186,842
Series EMTN, 1.75%, 9/10/2026	EUR	300,000	300,782
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	169,547
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	200,000	196,376
2.00%, 5/6/2032	EUR	200,000	180,545
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	187,634
Series EMTN, 0.75%, 1/18/2029	EUR	400,000	349,441
Series EMTN, 1.25%, 6/20/2033	EUR	300,000	229,201
2.75%, 5/15/2026	EUR	100,000	102,592
Series EMTN, 2.75%, 4/1/2032	EUR	300,000	269,700
3.88%, 1/5/2026	EUR	200,000	211,348
Series EMTN, 4.25%, 6/16/2031	EUR	400,000	406,501
Series EMTN, 4.38%, 3/14/2030	EUR	300,000	313,239
4.50%, 7/7/2028	EUR	200,000	212,913
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030 (b)	EUR	400,000	342,298
1.13%, 10/18/2033	EUR	450,000	361,037
1.63%, 10/18/2041	EUR	350,000	238,991
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	100,000	62,138
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	200,000	181,578
Series EMTN, 0.25%, 7/16/2026	EUR	100,000	95,656
Security Description		Principal Amount	Value
Series EMTN, 4.05%, 9/13/2029	EUR	300,000	$317,595
Upjohn Finance BV 1.91%, 6/23/2032	EUR	400,000	325,769
Utah Acquisition Sub, Inc. 2.25%, 11/22/2024	EUR	100,000	103,287
Verizon Communications, Inc.:
0.88%, 4/8/2027	EUR	500,000	474,603
1.25%, 4/8/2030	EUR	450,000	395,710
1.30%, 5/18/2033	EUR	300,000	241,261
1.38%, 10/27/2026	EUR	600,000	587,318
1.38%, 11/2/2028	EUR	200,000	185,812
2.63%, 12/1/2031	EUR	200,000	187,723
Series 20Y, 2.88%, 1/15/2038	EUR	400,000	345,379
Series EMTN, 3.25%, 2/17/2026	EUR	450,000	467,194
3.38%, 10/27/2036	GBP	200,000	185,062
4.25%, 10/31/2030	EUR	100,000	105,359
4.75%, 10/31/2034	EUR	300,000	322,238
Visa, Inc. 1.50%, 6/15/2026	EUR	550,000	548,213
Walmart, Inc.:
4.88%, 9/21/2029	EUR	321,000	361,286
5.25%, 9/28/2035	GBP	268,000	324,505
5.63%, 3/27/2034	GBP	100,000	125,603
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	300,000	249,456
0.63%, 8/14/2030	EUR	200,000	163,985
Series EMTN, 1.00%, 2/2/2027	EUR	500,000	473,718
Series EMTN, 1.38%, 10/26/2026	EUR	400,000	387,896
Series EMTN, 1.50%, 5/24/2027	EUR	200,000	191,723
Series EMTN, 2.00%, 7/28/2025	GBP	300,000	340,889
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	400,399
4.63%, 11/2/2035	GBP	150,000	161,871
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (a)	EUR	500,000	455,351
			60,937,986
TOTAL CORPORATE BONDS & NOTES (Cost $259,865,899)			231,314,535

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (d)(e)	32,311	$32,311
State Street Navigator Securities Lending Portfolio II (f)(g)	14,301,383	14,301,383
TOTAL SHORT-TERM INVESTMENTS (Cost $14,333,694)		14,333,694
TOTAL INVESTMENTS — 104.0% (Cost $274,199,591)		245,648,229
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(9,361,741)
NET ASSETS — 100.0%		$236,286,488
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$231,314,535	$—	$231,314,535
Short-Term Investments	14,333,694	—	—	14,333,694
TOTAL INVESTMENTS	$14,333,694	$231,314,535	$—	$245,648,229
Sector Breakdown as of September 30, 2023

% of Total Investments
Financial	51.7%
Consumer, Non-cyclical	12.0
Communications	8.5
Consumer, Cyclical	7.4
Utilities	4.1
Energy	3.7
Technology	3.2
Industrial	3.0
Basic Materials	0.6
Short-Term Investments	5.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	126,467	$126,467	$53,313,044	$53,407,200	$—	$—	32,311	$32,311	$10,966
State Street Navigator Securities Lending Portfolio II	8,734,973	8,734,973	29,846,016	24,279,606	—	—	14,301,383	14,301,383	16,505
Total		$8,861,440	$83,159,060	$77,686,806	$—	$—		$14,333,694	$27,471
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.5%
Australia Government Bonds:
Series 159, 0.25%, 11/21/2024	AUD	1,255,000	$774,535
Series 161, 0.25%, 11/21/2025	AUD	3,216,000	1,913,903
Series 164, 0.50%, 9/21/2026	AUD	2,283,000	1,326,955
Series 160, 1.00%, 12/21/2030	AUD	2,364,000	1,212,517
Series 163, 1.00%, 11/21/2031	AUD	2,246,000	1,114,106
Series 158, 1.25%, 5/21/2032	AUD	2,645,000	1,319,465
Series 157, 1.50%, 6/21/2031	AUD	2,944,000	1,544,649
Series 165, 1.75%, 11/21/2032	AUD	1,123,000	578,137
Series 162, 1.75%, 6/21/2051	AUD	1,531,000	522,261
Series 149, 2.25%, 5/21/2028	AUD	2,498,000	1,485,824
Series 155, 2.50%, 5/21/2030	AUD	3,285,000	1,903,167
Series 148, 2.75%, 11/21/2027	AUD	2,778,000	1,701,320
Series 152, 2.75%, 11/21/2028	AUD	2,982,000	1,801,037
Series 154, 2.75%, 11/21/2029	AUD	3,354,000	1,992,659
Series 145, 2.75%, 6/21/2035	AUD	852,000	460,705
Series 156, 2.75%, 5/21/2041	AUD	1,122,000	549,331
Series 166, 3.00%, 11/21/2033	AUD	3,153,000	1,789,464
Series 150, 3.00%, 3/21/2047	AUD	1,241,000	593,499
Series 139, 3.25%, 4/21/2025	AUD	4,159,000	2,646,438
Series 138, 3.25%, 4/21/2029	AUD	3,402,000	2,094,205
Series 147, 3.25%, 6/21/2039	AUD	1,257,000	679,006
Series 168, 3.50%, 12/21/2034	AUD	995,000	584,731
Series 167, 3.75%, 5/21/2034	AUD	3,075,000	1,858,869
Series 144, 3.75%, 4/21/2037	AUD	1,209,000	711,620
Series 142, 4.25%, 4/21/2026	AUD	3,506,000	2,271,389
Series 140, 4.50%, 4/21/2033	AUD	2,113,000	1,366,609
Security Description		Principal Amount	Value
Series 136, 4.75%, 4/21/2027	AUD	4,771,000	$3,145,404
			37,941,805
AUSTRIA — 2.6%
Republic of Austria Government Bonds:
Zero Coupon, 4/20/2025 (a)	EUR	350,000	351,388
Zero Coupon, 10/20/2028 (a)	EUR	734,000	661,020
Zero Coupon, 2/20/2030 (a)	EUR	969,000	834,778
Zero Coupon, 2/20/2031 (a)	EUR	1,114,000	925,918
Zero Coupon, 10/20/2040 (a)	EUR	464,000	266,373
0.25%, 10/20/2036 (a)	EUR	381,000	264,160
0.50%, 4/20/2027 (a)	EUR	1,629,000	1,571,585
0.50%, 2/20/2029 (a)	EUR	1,037,000	951,241
0.70%, 4/20/2071 (a)	EUR	355,000	138,868
0.75%, 10/20/2026 (a)	EUR	1,310,000	1,289,972
0.75%, 2/20/2028 (a)	EUR	1,176,000	1,120,643
0.75%, 3/20/2051 (a)	EUR	314,000	168,722
0.85%, 6/30/2120 (a)	EUR	500,000	184,413
0.90%, 2/20/2032 (a)	EUR	1,104,000	960,359
1.20%, 10/20/2025 (a)	EUR	1,335,000	1,355,198
1.50%, 2/20/2047 (a)	EUR	652,000	456,036
1.50%, 11/2/2086 (a)	EUR	302,000	161,278
Series 1, 1.65%, 10/21/2024 (a)	EUR	698,000	724,564
1.85%, 5/23/2049 (a)	EUR	400,000	297,992
2.00%, 7/15/2026 (a)	EUR	510,000	522,317
2.10%, 9/20/2117 (a)	EUR	625,000	416,807
2.40%, 5/23/2034 (a)	EUR	929,000	890,827
2.90%, 5/23/2029 (a)	EUR	250,000	260,449
2.90%, 2/20/2033 (a)	EUR	825,000	836,580
3.15%, 6/20/2044 (a)	EUR	1,056,000	1,036,468
3.80%, 1/26/2062 (a)	EUR	665,000	722,206
4.15%, 3/15/2037 (a)	EUR	1,843,000	2,052,743
4.85%, 3/15/2026 (a)	EUR	1,396,000	1,529,717
6.25%, 7/15/2027	EUR	947,000	1,107,963
			22,060,585
BELGIUM — 4.0%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027 (a)	EUR	750,000	700,497
Series 92, Zero Coupon, 10/22/2031 (a)	EUR	1,078,000	876,234
Series 89, 0.10%, 6/22/2030 (a)	EUR	860,200	741,119
Series 94, 0.35%, 6/22/2032 (a)	EUR	917,000	750,584

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 93, 0.65%, 6/22/2071 (a)	EUR	338,000	$122,405
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,900,000	1,925,286
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,563,000	1,520,653
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,543,000	1,470,058
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,854,000	1,735,282
Series 77, 1.00%, 6/22/2026 (a)	EUR	2,069,000	2,066,779
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,682,000	1,504,061
Series 86, 1.25%, 4/22/2033 (a)	EUR	1,116,000	980,101
Series 95, 1.40%, 6/22/2053 (a)	EUR	898,000	535,495
Series 84, 1.45%, 6/22/2037 (a)	EUR	609,000	490,427
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,333,000	915,570
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,062,000	715,127
Series 76, 1.90%, 6/22/2038 (a)	EUR	827,000	695,303
Series 80, 2.15%, 6/22/2066 (a)	EUR	991,000	686,027
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	436,689
Series 96, 2.75%, 4/22/2039 (a)	EUR	450,000	419,613
Series 97, 3.00%, 6/22/2033 (a)	EUR	718,000	730,667
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,192,000	1,202,598
Series 98, 3.30%, 6/22/2054 (a)	EUR	650,000	606,350
Series 71, 3.75%, 6/22/2045	EUR	1,093,000	1,133,810
Series 66, 4.00%, 3/28/2032	EUR	989,000	1,096,644
Series 60, 4.25%, 3/28/2041 (a)	EUR	2,124,000	2,369,504
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,463,000	1,594,144
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,460,000	2,944,676
Series 31, 5.50%, 3/28/2028	EUR	2,112,000	2,457,014
			33,422,717
CANADA — 4.5%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	1,061,000	707,045
0.50%, 9/1/2025	CAD	2,302,000	1,569,198
0.50%, 12/1/2030	CAD	2,505,000	1,442,104
Security Description		Principal Amount	Value
1.00%, 9/1/2026	CAD	962,000	$644,006
1.00%, 6/1/2027	CAD	857,000	563,480
1.25%, 3/1/2025	CAD	1,423,000	999,794
1.25%, 3/1/2027	CAD	1,050,000	698,460
1.25%, 6/1/2030	CAD	3,087,000	1,906,065
1.50%, 4/1/2025	CAD	885,000	621,767
1.50%, 6/1/2026	CAD	903,000	617,667
1.50%, 6/1/2031	CAD	2,935,000	1,803,681
1.50%, 12/1/2031	CAD	1,181,000	718,566
1.75%, 12/1/2053	CAD	2,095,000	978,410
2.00%, 6/1/2028	CAD	1,065,000	715,950
2.00%, 6/1/2032	CAD	1,446,000	909,052
2.00%, 12/1/2051	CAD	3,777,000	1,913,506
2.25%, 6/1/2025	CAD	910,000	645,339
2.25%, 6/1/2029	CAD	1,525,000	1,024,528
2.25%, 12/1/2029	CAD	608,000	405,616
2.50%, 12/1/2032	CAD	1,880,000	1,226,478
2.75%, 9/1/2027	CAD	1,203,000	837,579
2.75%, 6/1/2033	CAD	1,375,000	913,538
2.75%, 12/1/2048	CAD	952,000	578,441
2.75%, 12/1/2055	CAD	250,000	147,847
2.75%, 12/1/2064	CAD	685,000	393,940
3.00%, 11/1/2024	CAD	3,212,000	2,322,098
3.00%, 10/1/2025	CAD	1,525,000	1,089,155
3.00%, 4/1/2026	CAD	278,000	197,747
3.25%, 8/24/2027	CAD	1,000,000	709,297
3.25%, 9/1/2028	CAD	1,520,000	1,074,657
3.25%, 12/1/2033	CAD	690,000	477,692
3.50%, 8/1/2025	CAD	1,100,000	794,246
3.50%, 3/1/2028	CAD	1,000,000	715,512
3.50%, 12/1/2045	CAD	1,532,000	1,062,133
3.75%, 2/1/2025	CAD	1,625,000	1,181,525
3.75%, 5/1/2025	CAD	1,144,000	830,821
4.00%, 6/1/2041	CAD	1,312,000	972,330
5.00%, 6/1/2037	CAD	1,020,000	829,937
Series WL43, 5.75%, 6/1/2029	CAD	1,172,000	937,930
5.75%, 6/1/2033	CAD	1,356,000	1,137,896
Series VW17, 8.00%, 6/1/2027	CAD	370,000	307,248
Series A-76, 9.00%, 6/1/2025	CAD	330,000	259,901
			37,882,182
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 6/19/2024	CLP	135,000,000	143,026
2.30%, 10/1/2028 (a)	CLP	120,000,000	111,618
4.50%, 3/1/2026	CLP	410,000,000	440,920
4.70%, 9/1/2030 (a)	CLP	330,000,000	335,207
5.00%, 10/1/2028 (a)	CLP	150,000,000	158,262
5.00%, 3/1/2035	CLP	540,000,000	544,469
5.10%, 7/15/2050	CLP	240,000,000	237,255
6.00%, 4/1/2033 (a)	CLP	120,000,000	136,563

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	$368,602
7.00%, 5/1/2034 (a)	CLP	360,000,000	441,880
			2,917,802
CHINA — 4.6%
China Government Bonds:
Series INBK, 2.00%, 6/15/2025	CNY	5,000,000	681,820
2.18%, 8/25/2025	CNY	18,000,000	2,456,927
Series INBK, 2.24%, 5/25/2025	CNY	5,550,000	758,588
Series INBK, 2.26%, 2/24/2025	CNY	6,800,000	929,570
2.28%, 11/25/2025	CNY	13,500,000	1,846,067
2.29%, 12/25/2024	CNY	1,400,000	191,541
2.30%, 5/15/2026	CNY	9,000,000	1,231,238
2.44%, 10/15/2027	CNY	6,050,000	824,577
2.46%, 2/15/2026	CNY	3,640,000	499,074
Series INBK, 2.48%, 4/15/2027	CNY	6,500,000	889,385
Series 2216, 2.50%, 7/25/2027	CNY	7,500,000	1,025,578
2.60%, 9/1/2032	CNY	7,500,000	1,013,846
2.62%, 4/15/2028	CNY	1,950,000	267,504
2.64%, 1/15/2028	CNY	5,500,000	755,277
Series INBK, 2.67%, 5/25/2033	CNY	3,400,000	464,015
2.69%, 8/15/2032	CNY	8,000,000	1,089,099
Series INBK, 2.75%, 6/15/2029	CNY	2,550,000	350,599
Series INBK, 2.75%, 2/17/2032	CNY	8,150,000	1,115,009
2.76%, 5/15/2032	CNY	2,650,000	362,755
2.79%, 12/15/2029	CNY	2,000,000	275,023
Series INBK, 2.80%, 3/24/2029	CNY	4,000,000	551,847
2.80%, 11/15/2032	CNY	7,750,000	1,064,724
Series INBK, 2.85%, 6/4/2027	CNY	9,700,000	1,343,854
2.88%, 2/25/2033	CNY	4,850,000	671,761
Series INBK, 2.89%, 11/18/2031	CNY	6,400,000	885,741
3.12%, 10/25/2052	CNY	6,500,000	900,209
3.19%, 4/15/2053	CNY	2,000,000	283,774
Series 1907, 3.25%, 6/6/2026	CNY	14,600,000	2,053,939
Series 1827, 3.25%, 11/22/2028	CNY	33,150,000	4,696,326
Series INBK, 3.27%, 11/19/2030	CNY	8,350,000	1,191,483
Series INBK, 3.32%, 4/15/2052	CNY	6,000,000	859,650
Series INBK, 3.39%, 3/16/2050	CNY	6,050,000	871,498
Security Description		Principal Amount	Value
Series INBK, 3.76%, 3/22/2071	CNY	4,000,000	$637,356
Series INBK, 3.81%, 9/14/2050	CNY	2,500,000	386,994
Series 1824, 4.08%, 10/22/2048	CNY	30,080,000	4,843,056
Series 1417, 4.63%, 8/11/2034	CNY	500,000	81,317
			38,351,021
COLOMBIA — 0.7%
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	758,000,000	155,882
Series B, 6.00%, 4/28/2028	COP	3,844,000,000	783,588
Series B, 7.00%, 3/26/2031	COP	2,151,000,000	416,496
Series B, 7.00%, 6/30/2032	COP	6,590,000,000	1,227,503
Series B, 7.25%, 10/26/2050	COP	2,162,000,000	334,782
Series B, 7.50%, 8/26/2026	COP	5,616,000,000	1,276,708
Series B, 9.25%, 5/28/2042	COP	4,880,000,000	958,732
Series B, 13.25%, 2/9/2033	COP	1,321,400,000	352,808
			5,506,499
CROATIA — 0.3%
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	341,000	307,738
2.88%, 4/22/2032	EUR	1,050,000	1,014,415
3.00%, 3/20/2027	EUR	1,000,000	1,029,634
			2,351,787
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	100,000	86,664
Series EMTN, 0.95%, 1/20/2032	EUR	100,000	83,232
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	65,963
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	146,958
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	246,699
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	90,879
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	193,248
Series EMTN, 4.25%, 11/4/2025	EUR	170,000	182,071
			1,095,714

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
Series 135, Zero Coupon, 12/12/2024	CZK	1,950,000	$79,826
Series 130, 0.05%, 11/29/2029	CZK	1,480,000	48,448
Series 100, 0.25%, 2/10/2027	CZK	7,070,000	264,003
Series 94, 0.95%, 5/15/2030	CZK	14,680,000	501,719
Series 95, 1.00%, 6/26/2026	CZK	10,690,000	418,464
Series 121, 1.20%, 3/13/2031	CZK	10,460,000	354,487
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	205,699
Series 138, 1.75%, 6/23/2032	CZK	11,300,000	388,485
Series 142, 1.95%, 7/30/2037	CZK	3,500,000	108,907
Series 103, 2.00%, 10/13/2033	CZK	13,430,000	457,592
Series 89, 2.40%, 9/17/2025	CZK	17,190,000	708,323
Series 78, 2.50%, 8/25/2028	CZK	18,700,000	733,335
Series 105, 2.75%, 7/23/2029	CZK	21,430,000	836,519
Series 145, 3.50%, 5/30/2035	CZK	9,400,000	362,368
Series 49, 4.20%, 12/4/2036	CZK	7,560,000	309,367
4.50%, 11/11/2032	CZK	5,000,000	213,267
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	74,438
Series 11Y, 4.90%, 4/14/2034	CZK	3,850,000	168,751
Series 150, 5.00%, 9/30/2030	CZK	11,400,000	502,336
Series 149, 5.50%, 12/12/2028	CZK	8,400,000	378,321
Series 148, 6.00%, 2/26/2026	CZK	15,050,000	671,598
Series 152, 6.20%, 6/16/2031	CZK	3,700,000	175,456
			7,961,709
DENMARK — 0.7%
Denmark Government Bonds:
Series 2024, Zero Coupon, 11/15/2024	DKK	3,825,000	522,753
Series 10Y, Zero Coupon, 11/15/2031	DKK	6,836,000	764,825
Series 30Y, 0.25%, 11/15/2052	DKK	3,917,000	253,520
Security Description		Principal Amount	Value
Series 10Y, 0.50%, 11/15/2027	DKK	6,061,000	$779,357
Series 10YR, 0.50%, 11/15/2029	DKK	4,440,000	544,973
1.75%, 11/15/2025	DKK	5,128,000	706,574
2.25%, 11/15/2033	DKK	3,325,000	437,766
4.50%, 11/15/2039	DKK	12,909,000	2,131,876
7.00%, 11/10/2024	DKK	1,002,000	147,528
			6,289,172
ESTONIA — 0.0% (b)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	154,919
4.00%, 10/12/2032	EUR	175,000	185,546
			340,465
FINLAND — 1.1%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	167,000	160,820
Zero Coupon, 9/15/2030 (a)	EUR	225,000	190,373
0.13%, 9/15/2031 (a)	EUR	355,000	292,756
0.13%, 4/15/2036 (a)	EUR	221,000	153,210
0.13%, 4/15/2052 (a)	EUR	384,000	162,437
0.25%, 9/15/2040 (a)	EUR	285,000	173,901
0.50%, 4/15/2026 (a)	EUR	814,000	804,863
0.50%, 9/15/2027 (a)	EUR	514,000	490,474
0.50%, 9/15/2028 (a)	EUR	491,000	455,837
0.50%, 9/15/2029 (a)	EUR	613,000	554,452
0.50%, 4/15/2043	EUR	442,000	264,688
0.75%, 4/15/2031 (a)	EUR	694,000	611,835
0.88%, 9/15/2025 (a)	EUR	202,000	203,867
1.13%, 4/15/2034 (a)	EUR	716,000	604,348
1.38%, 4/15/2027 (a)	EUR	658,000	654,003
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	626,000	435,663
1.50%, 9/15/2032 (a)	EUR	1,041,000	945,498
2.63%, 7/4/2042 (a)	EUR	716,000	657,785
2.75%, 7/4/2028 (a)	EUR	804,000	835,199
3.00%, 9/15/2033 (a)	EUR	125,000	127,680
4.00%, 7/4/2025 (a)	EUR	699,000	747,174
			9,526,863
FRANCE — 5.1%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2025	EUR	603,000	608,574
Zero Coupon, 3/25/2025	EUR	636,000	640,303
Zero Coupon, 2/25/2026	EUR	253,000	248,082

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 2/25/2027	EUR	828,000	$788,369
Zero Coupon, 11/25/2029	EUR	1,278,000	1,117,649
Zero Coupon, 11/25/2030	EUR	893,000	754,756
Zero Coupon, 11/25/2031	EUR	778,000	634,400
Zero Coupon, 5/25/2032	EUR	798,000	638,403
0.25%, 11/25/2026	EUR	945,000	913,710
0.50%, 5/25/2025	EUR	1,366,000	1,379,570
0.50%, 5/25/2026	EUR	1,253,000	1,236,531
0.50%, 5/25/2029	EUR	1,287,000	1,178,345
0.50%, 5/25/2040 (a)	EUR	517,000	331,046
0.50%, 6/25/2044 (a)	EUR	300,000	170,041
0.50%, 5/25/2072 (a)	EUR	217,000	71,656
0.75%, 2/25/2028	EUR	1,333,000	1,274,405
0.75%, 5/25/2028	EUR	1,586,000	1,507,868
0.75%, 11/25/2028	EUR	1,490,000	1,401,248
0.75%, 5/25/2052	EUR	502,000	250,711
0.75%, 5/25/2053 (a)	EUR	700,000	340,857
1.00%, 11/25/2025	EUR	955,000	963,962
1.00%, 5/25/2027	EUR	1,147,000	1,125,250
1.25%, 5/25/2034	EUR	1,037,000	884,371
1.25%, 5/25/2036 (a)	EUR	1,038,000	841,504
1.25%, 5/25/2038	EUR	117,000	90,174
1.50%, 5/25/2031	EUR	1,293,000	1,212,557
1.50%, 5/25/2050 (a)	EUR	792,000	517,132
1.75%, 11/25/2024	EUR	577,000	598,447
1.75%, 6/25/2039 (a)	EUR	665,000	546,398
1.75%, 5/25/2066 (a)	EUR	550,000	337,097
2.00%, 11/25/2032	EUR	1,150,000	1,091,109
2.00%, 5/25/2048 (a)	EUR	798,000	603,001
2.50%, 9/24/2026	EUR	1,270,000	1,317,113
2.50%, 5/25/2030	EUR	1,767,000	1,796,615
2.75%, 10/25/2027	EUR	1,092,000	1,138,871
2.75%, 2/25/2029	EUR	625,000	647,905
3.00%, 5/25/2033	EUR	1,335,000	1,369,847
3.00%, 5/25/2054 (a)	EUR	275,000	244,932
3.25%, 5/25/2045	EUR	1,007,000	981,540
3.50%, 4/25/2026	EUR	1,586,000	1,689,588
4.00%, 10/25/2038	EUR	956,000	1,052,135
4.00%, 4/25/2055 (a)	EUR	806,000	871,196
4.00%, 4/25/2060	EUR	519,000	561,762
4.50%, 4/25/2041	EUR	1,330,000	1,545,155
4.75%, 4/25/2035	EUR	966,000	1,141,003
5.50%, 4/25/2029	EUR	1,499,000	1,772,055
5.75%, 10/25/2032	EUR	1,025,000	1,287,113
6.00%, 10/25/2025	EUR	1,051,000	1,170,832
			42,885,188
GERMANY — 4.6%
Bundesobligation:
Series 180, Zero Coupon, 10/18/2024	EUR	201,000	205,216
Security Description		Principal Amount	Value
Series 181, Zero Coupon, 4/11/2025	EUR	629,000	$633,537
Series 182, Zero Coupon, 10/10/2025	EUR	841,000	836,320
Series 183, Zero Coupon, 4/10/2026	EUR	1,196,000	1,175,094
Series 186, 1.30%, 10/15/2027	EUR	966,000	965,233
2.40%, 10/19/2028	EUR	500,000	520,306
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	559,000	544,905
Zero Coupon, 11/15/2027	EUR	369,000	348,954
Zero Coupon, 11/15/2028	EUR	542,000	499,972
Zero Coupon, 8/15/2029	EUR	929,000	840,655
Zero Coupon, 2/15/2030	EUR	484,000	432,341
Zero Coupon, 8/15/2030	EUR	1,142,000	1,006,814
Zero Coupon, 2/15/2031	EUR	845,000	734,154
Zero Coupon, 8/15/2031	EUR	1,259,000	1,078,390
Zero Coupon, 2/15/2032	EUR	760,000	641,346
Zero Coupon, 8/15/2050	EUR	1,469,000	713,256
Zero Coupon, 8/15/2052	EUR	775,000	353,629
0.25%, 2/15/2027	EUR	1,472,000	1,430,061
0.25%, 8/15/2028	EUR	713,000	670,621
0.25%, 2/15/2029	EUR	890,000	827,517
0.50%, 2/15/2025	EUR	991,000	1,009,256
0.50%, 2/15/2026	EUR	1,561,000	1,557,824
0.50%, 8/15/2027	EUR	763,000	740,940
0.50%, 2/15/2028	EUR	787,000	757,000
1.00%, 8/15/2025	EUR	944,000	959,999
1.00%, 5/15/2038	EUR	353,000	286,424
1.25%, 8/15/2048	EUR	786,000	582,814
1.70%, 8/15/2032	EUR	950,000	922,370
1.80%, 8/15/2053	EUR	764,000	617,048
2.10%, 11/15/2029	EUR	600,000	612,254
2.30%, 2/15/2033	EUR	1,336,000	1,357,585
2.40%, 11/15/2030	EUR	100,000	103,282
2.50%, 7/4/2044	EUR	844,000	822,983
2.50%, 8/15/2046	EUR	789,000	765,729
2.60%, 8/15/2033	EUR	500,000	519,372
3.25%, 7/4/2042	EUR	972,000	1,060,596
Series 05, 4.00%, 1/4/2037	EUR	1,179,000	1,388,581
Series 2007, 4.25%, 7/4/2039	EUR	778,000	950,147

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 98, 4.75%, 7/4/2028	EUR	745,000	$857,911
Series 03, 4.75%, 7/4/2034	EUR	932,000	1,156,280
Series 08, 4.75%, 7/4/2040	EUR	744,000	965,527
Series 00, 5.50%, 1/4/2031	EUR	954,000	1,190,375
Series 98, 5.63%, 1/4/2028	EUR	1,033,000	1,216,444
Series 00, 6.25%, 1/4/2030	EUR	599,000	761,030
Series 97, 6.50%, 7/4/2027	EUR	1,010,000	1,203,740
Bundesschatzanweisungen:
2.20%, 12/12/2024	EUR	205,000	213,812
2.50%, 3/13/2025	EUR	716,000	748,567
2.80%, 6/12/2025	EUR	250,000	262,483
			38,048,694
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,000,000	115,594
1.59%, 3/4/2036	HKD	200,000	19,028
1.68%, 1/21/2026	HKD	1,350,000	162,985
1.79%, 4/14/2025	HKD	950,000	116,607
1.89%, 3/2/2032	HKD	800,000	86,772
1.97%, 1/17/2029	HKD	600,000	69,504
2.02%, 3/7/2034	HKD	300,000	31,428
2.13%, 7/16/2030	HKD	500,000	56,955
			658,873
HUNGARY — 0.5%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	116,180,000	274,092
Series 26/E, 1.50%, 4/22/2026	HUF	92,000,000	214,187
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	148,191
Series 29/A, 2.00%, 5/23/2029	HUF	50,000,000	103,810
Series 33/A, 2.25%, 4/20/2033	HUF	51,720,000	94,577
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	69,786
Series 26/D, 2.75%, 12/22/2026	HUF	66,080,000	153,924
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	358,628
Series 30/A, 3.00%, 8/21/2030	HUF	129,210,000	272,015
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	172,146
Security Description		Principal Amount	Value
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	$70,240
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	280,727
Series 28/B, 4.50%, 3/23/2028	HUF	151,000,000	363,783
4.50%, 5/27/2032	HUF	71,000,000	158,535
Series 32/A, 4.75%, 11/24/2032	HUF	196,000,000	442,144
Series 25/B, 5.50%, 6/24/2025	HUF	142,840,000	371,233
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	243,207
			3,791,225
INDONESIA — 2.9%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	10,006,000,000	621,363
Series FR86, 5.50%, 4/15/2026	IDR	9,760,000,000	618,199
Series FR64, 6.13%, 5/15/2028	IDR	52,291,000,000	3,333,767
Series FR88, 6.25%, 6/15/2036	IDR	13,438,000,000	844,185
Series FR95, 6.38%, 8/15/2028	IDR	29,328,000,000	1,884,089
Series FR91, 6.38%, 4/15/2032	IDR	4,815,000,000	303,649
Series FR93, 6.38%, 7/15/2037	IDR	5,605,000,000	348,613
Series FR81, 6.50%, 6/15/2025	IDR	12,339,000,000	800,666
Series FR65, 6.63%, 5/15/2033	IDR	61,300,000,000	3,920,225
Series FR89, 6.88%, 8/15/2051	IDR	6,515,000,000	415,679
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	2,940,163
Series FR96, 7.00%, 2/15/2033	IDR	16,205,000,000	1,054,788
Series FR98, 7.13%, 6/15/2038	IDR	5,250,000,000	342,468
Series FR92, 7.13%, 6/15/2042	IDR	11,230,000,000	735,868
Series FR97, 7.13%, 6/15/2043	IDR	8,000,000,000	521,607
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	737,431
Series FR75, 7.50%, 5/15/2038	IDR	44,206,000,000	2,996,855
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 5.38%, 8/15/2025	IDR	9,553,000,000	607,444
Series PBS, 6.50%, 6/15/2039	IDR	2,814,000,000	176,781

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series PBS, 6.75%, 6/15/2047	IDR	7,500,000,000	$476,127
6.88%, 3/15/2036	IDR	5,000,000,000	326,474
			24,006,441
IRELAND — 1.3%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	763,000	626,596
0.20%, 5/15/2027	EUR	276,000	263,044
0.20%, 10/18/2030	EUR	472,000	406,751
0.35%, 10/18/2032	EUR	377,000	309,840
0.40%, 5/15/2035	EUR	465,900	351,999
0.55%, 4/22/2041	EUR	219,000	139,634
0.90%, 5/15/2028	EUR	853,000	817,869
1.00%, 5/15/2026	EUR	860,000	861,594
1.10%, 5/15/2029	EUR	980,000	929,065
1.30%, 5/15/2033	EUR	584,000	516,944
1.35%, 3/18/2031	EUR	937,000	873,550
1.50%, 5/15/2050	EUR	852,000	568,015
1.70%, 5/15/2037	EUR	813,000	687,940
2.00%, 2/18/2045	EUR	1,160,000	922,611
2.40%, 5/15/2030	EUR	743,000	751,641
3.00%, 10/18/2043	EUR	300,000	291,340
5.40%, 3/13/2025	EUR	1,309,000	1,425,686
			10,744,119
ISRAEL — 0.7%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	1,645,000	405,403
Series 0226, 0.50%, 2/27/2026	ILS	1,350,000	322,033
Series 0330, 1.00%, 3/31/2030	ILS	2,055,000	441,830
Series 0432, 1.30%, 4/30/2032	ILS	1,400,000	293,239
Series 0537, 1.50%, 5/31/2037	ILS	1,600,000	297,358
Series 0825, 1.75%, 8/31/2025	ILS	2,404,000	598,512
Series 0327, 2.00%, 3/31/2027	ILS	2,940,000	714,711
Series 0928, 2.25%, 9/28/2028	ILS	2,585,000	618,648
Series 1152, 2.80%, 11/29/2052	ILS	900,000	170,077
Series 0229, 3.75%, 2/28/2029	ILS	700,000	182,750
Series 0347, 3.75%, 3/31/2047	ILS	2,045,000	481,626
Series 0142, 5.50%, 1/31/2042	ILS	2,948,000	879,717
Security Description		Principal Amount	Value
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	$412,080
			5,817,984
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Series 3Y, Zero Coupon, 12/15/2024	EUR	300,000	303,145
Series 5Y, Zero Coupon, 4/1/2026	EUR	567,000	544,662
Series 5Y, Zero Coupon, 8/1/2026	EUR	445,000	421,862
Series 6Y, 0.35%, 2/1/2025	EUR	367,000	370,695
Series 10Y, 0.60%, 8/1/2031 (a)	EUR	496,000	392,471
Series 11Y, 0.90%, 4/1/2031	EUR	632,000	519,869
Series 10Y, 0.95%, 8/1/2030	EUR	954,000	807,628
Series 10Y, 0.95%, 12/1/2031 (a)	EUR	265,000	213,367
Series 10Y, 0.95%, 6/1/2032	EUR	414,000	327,015
Series 16Y, 0.95%, 3/1/2037 (a)	EUR	186,000	122,238
Series 3Y, 1.20%, 8/15/2025	EUR	464,000	467,139
Series 10Y, 1.25%, 12/1/2026	EUR	688,000	670,605
Series 11Y, 1.35%, 4/1/2030	EUR	897,000	790,875
Series 7Y, 1.45%, 5/15/2025	EUR	600,000	610,983
Series 16Y, 1.45%, 3/1/2036 (a)	EUR	268,000	195,033
Series 10Y, 1.50%, 6/1/2025	EUR	405,000	411,965
Series 34Y, 1.50%, 4/30/2045 (a)	EUR	150,000	86,813
Series 10Y, 1.60%, 6/1/2026	EUR	898,000	895,452
Series 10Y, 1.65%, 12/1/2030 (a)	EUR	669,000	588,898
Series 17Y, 1.65%, 3/1/2032 (a)	EUR	627,000	532,771
Series 31Y, 1.70%, 9/1/2051 (a)	EUR	150,000	82,323
Series 5Y, 1.85%, 7/1/2025 (a)	EUR	564,000	576,414
Series 10Y, 2.00%, 12/1/2025	EUR	449,000	456,926
Series 10Y, 2.00%, 2/1/2028	EUR	826,000	803,736
Series 10Y, 2.05%, 8/1/2027	EUR	1,153,000	1,136,908

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 7Y, 2.10%, 7/15/2026	EUR	727,000	$732,830
Series 30Y, 2.15%, 9/1/2052 (a)	EUR	140,000	84,224
Series 50Y, 2.15%, 3/1/2072 (a)	EUR	140,000	75,537
Series 10Y, 2.20%, 6/1/2027	EUR	750,000	746,114
Series 20Y, 2.25%, 9/1/2036 (a)	EUR	645,000	514,123
Series 15Y, 2.45%, 9/1/2033 (a)	EUR	229,000	200,554
Series CAC, 2.45%, 9/1/2050 (a)	EUR	350,000	231,767
Series 10Y, 2.50%, 12/1/2024	EUR	542,000	564,663
Series 7Y, 2.50%, 11/15/2025	EUR	843,000	867,575
Series 5Y, 2.65%, 12/1/2027	EUR	455,000	456,151
Series 31Y, 2.70%, 3/1/2047 (a)	EUR	517,000	375,583
Series 10Y, 2.80%, 12/1/2028	EUR	1,302,000	1,293,054
Series 7Y, 2.80%, 6/15/2029	EUR	442,000	433,836
Series 50Y, 2.80%, 3/1/2067 (a)	EUR	245,000	159,813
Series 20Y, 2.95%, 9/1/2038 (a)	EUR	658,000	551,725
Series 10Y, 3.00%, 8/1/2029	EUR	797,000	790,072
Series 21Y, 3.10%, 3/1/2040 (a)	EUR	254,000	212,363
Series 16Y, 3.25%, 3/1/2038 (a)	EUR	287,000	250,921
Series 31Y, 3.25%, 9/1/2046 (a)	EUR	706,000	568,098
Series 26Y, 3.35%, 3/1/2035 (a)	EUR	374,000	345,415
3.40%, 3/28/2025	EUR	275,000	288,623
Series 5Y, 3.40%, 4/1/2028	EUR	150,000	154,276
Series 31Y, 3.45%, 3/1/2048 (a)	EUR	475,000	392,086
Series 16Y, 3.50%, 3/1/2030 (a)	EUR	309,000	312,609
3.70%, 6/15/2030	EUR	350,000	356,333
3.80%, 8/1/2028	EUR	250,000	260,691
Series 30Y, 3.85%, 9/1/2049 (a)	EUR	394,000	344,389
4.00%, 10/30/2031 (a)	EUR	250,000	256,193
Series 13Y, 4.00%, 4/30/2035 (a)	EUR	750,000	738,261
Series 31Y, 4.00%, 2/1/2037 (a)	EUR	969,000	941,528
4.35%, 11/1/2033	EUR	675,000	694,554
Security Description		Principal Amount	Value
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	1,157,000	$1,240,766
4.50%, 10/1/2053 (a)	EUR	300,000	285,907
Series 15Y, 4.75%, 9/1/2028 (a)	EUR	924,000	1,005,090
Series 31Y, 4.75%, 9/1/2044 (a)	EUR	781,000	793,840
Series 16Y, 5.00%, 3/1/2025 (a)	EUR	550,000	590,197
Series 31Y, 5.00%, 8/1/2034 (a)	EUR	906,000	977,012
Series 32Y, 5.00%, 8/1/2039 (a)	EUR	579,000	613,801
Series 31Y, 5.00%, 9/1/2040 (a)	EUR	808,000	854,094
Series 31Y, 5.25%, 11/1/2029	EUR	1,318,000	1,471,484
Series 31Y, 5.75%, 2/1/2033	EUR	617,000	708,473
Series 31Y, 6.00%, 5/1/2031	EUR	945,000	1,102,972
Series 30Y, 6.50%, 11/1/2027	EUR	946,000	1,094,193
Series 30Y, 7.25%, 11/1/2026	EUR	703,000	814,083
			38,075,666
JAPAN — 22.8%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	259,350,000	1,735,147
Series 148, 0.01%, 6/20/2026	JPY	240,000,000	1,604,514
Series 149, 0.01%, 9/20/2026	JPY	304,100,000	2,031,341
Series 150, 0.01%, 12/20/2026	JPY	275,000,000	1,835,299
Series 151, 0.01%, 3/20/2027	JPY	169,000,000	1,126,470
Series 153, 0.01%, 6/20/2027	JPY	309,000,000	2,056,473
Series 142, 0.10%, 12/20/2024	JPY	200,500,000	1,345,732
Series 143, 0.10%, 3/20/2025	JPY	192,500,000	1,291,985
Series 144, 0.10%, 6/20/2025	JPY	280,850,000	1,884,824
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,013,101
Series 146, 0.10%, 12/20/2025	JPY	267,700,000	1,795,873
Series 152, 0.10%, 3/20/2027	JPY	90,900,000	607,886
Series 154, 0.10%, 9/20/2027	JPY	250,000,000	1,667,331
Series 158, 0.10%, 3/20/2028	JPY	220,000,000	1,462,578

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 159, 0.10%, 6/20/2028	JPY	112,000,000	$743,114
Series 156, 0.20%, 12/20/2027	JPY	237,000,000	1,584,870
Series 157, 0.20%, 3/20/2028	JPY	135,000,000	901,399
Series 155, 0.30%, 12/20/2027	JPY	148,000,000	993,765
Japan Government Forty Year Bonds:
Series 9, 0.40%, 3/20/2056	JPY	118,450,000	543,104
Series 12, 0.50%, 3/20/2059	JPY	92,000,000	422,778
Series 13, 0.50%, 3/20/2060	JPY	96,350,000	437,635
Series 14, 0.70%, 3/20/2061	JPY	109,250,000	529,942
Series 11, 0.80%, 3/20/2058	JPY	81,350,000	420,670
Series 10, 0.90%, 3/20/2057	JPY	104,750,000	563,856
Series 15, 1.00%, 3/20/2062	JPY	119,100,000	634,349
Series 16, 1.30%, 3/20/2063	JPY	50,000,000	291,208
Series 8, 1.40%, 3/20/2055	JPY	72,750,000	456,561
Series 7, 1.70%, 3/20/2054	JPY	103,900,000	703,540
Series 6, 1.90%, 3/20/2053	JPY	58,350,000	413,809
Series 5, 2.00%, 3/20/2052	JPY	60,700,000	439,407
Series 2, 2.20%, 3/20/2049	JPY	76,750,000	578,795
Series 3, 2.20%, 3/20/2050	JPY	31,250,000	235,513
Series 4, 2.20%, 3/20/2051	JPY	62,500,000	470,502
Series 1, 2.40%, 3/20/2048	JPY	42,950,000	336,497
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	273,450,000	1,833,769
Series 343, 0.10%, 6/20/2026	JPY	240,000,000	1,608,696
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,107,132
Series 345, 0.10%, 12/20/2026	JPY	311,250,000	2,083,566
Series 346, 0.10%, 3/20/2027	JPY	282,000,000	1,886,041
Series 347, 0.10%, 6/20/2027	JPY	240,000,000	1,602,954
Security Description		Principal Amount	Value
Series 348, 0.10%, 9/20/2027	JPY	314,000,000	$2,094,252
Series 349, 0.10%, 12/20/2027	JPY	277,550,000	1,848,523
Series 350, 0.10%, 3/20/2028	JPY	302,550,000	2,011,296
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,310,521
Series 352, 0.10%, 9/20/2028	JPY	242,400,000	1,606,281
Series 353, 0.10%, 12/20/2028	JPY	229,300,000	1,517,537
Series 354, 0.10%, 3/20/2029	JPY	209,050,000	1,381,166
Series 355, 0.10%, 6/20/2029	JPY	210,600,000	1,388,711
Series 356, 0.10%, 9/20/2029	JPY	302,000,000	1,986,977
Series 357, 0.10%, 12/20/2029	JPY	215,000,000	1,411,458
Series 358, 0.10%, 3/20/2030	JPY	249,500,000	1,633,450
Series 359, 0.10%, 6/20/2030	JPY	404,450,000	2,640,356
Series 360, 0.10%, 9/20/2030	JPY	377,650,000	2,458,085
Series 361, 0.10%, 12/20/2030	JPY	338,200,000	2,193,807
Series 362, 0.10%, 3/20/2031	JPY	350,000,000	2,263,032
Series 363, 0.10%, 6/20/2031	JPY	185,650,000	1,196,670
Series 364, 0.10%, 9/20/2031	JPY	312,500,000	2,008,021
Series 365, 0.10%, 12/20/2031	JPY	280,000,000	1,793,670
Series 366, 0.20%, 3/20/2032	JPY	353,000,000	2,274,552
Series 367, 0.20%, 6/20/2032	JPY	438,000,000	2,814,911
Series 368, 0.20%, 9/20/2032	JPY	326,150,000	2,089,939
Series 337, 0.30%, 12/20/2024	JPY	163,300,000	1,098,709
Series 341, 0.30%, 12/20/2025	JPY	284,500,000	1,917,003
Series 338, 0.40%, 3/20/2025	JPY	287,650,000	1,939,057
Series 339, 0.40%, 6/20/2025	JPY	346,700,000	2,338,718
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,005,705
0.40%, 6/20/2033	JPY	210,000,000	1,360,381
Series 336, 0.50%, 12/20/2024	JPY	119,700,000	807,302
Series 369, 0.50%, 12/20/2032	JPY	423,000,000	2,778,860

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 370, 0.50%, 3/20/2033	JPY	385,000,000	$2,523,262
Japan Government Thirty Year Bonds:
Series 51, 0.30%, 6/20/2046	JPY	89,000,000	457,092
Series 64, 0.40%, 9/20/2049	JPY	78,000,000	389,192
Series 65, 0.40%, 12/20/2049	JPY	64,850,000	322,462
Series 66, 0.40%, 3/20/2050	JPY	70,000,000	346,817
Series 52, 0.50%, 9/20/2046	JPY	85,500,000	459,445
Series 62, 0.50%, 3/20/2049	JPY	52,050,000	269,237
Series 53, 0.60%, 12/20/2046	JPY	83,650,000	458,810
Series 67, 0.60%, 6/20/2050	JPY	90,000,000	469,731
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	468,042
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	314,166
Series 61, 0.70%, 12/20/2048	JPY	70,000,000	382,961
Series 69, 0.70%, 12/20/2050	JPY	92,900,000	495,525
Series 70, 0.70%, 3/20/2051	JPY	90,000,000	478,874
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	480,243
Series 72, 0.70%, 9/20/2051	JPY	95,450,000	505,148
Series 73, 0.70%, 12/20/2051	JPY	90,000,000	475,738
Series 50, 0.80%, 3/20/2046	JPY	99,650,000	576,711
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	462,752
Series 55, 0.80%, 6/20/2047	JPY	90,500,000	517,334
Series 56, 0.80%, 9/20/2047	JPY	88,850,000	506,366
Series 57, 0.80%, 12/20/2047	JPY	88,250,000	501,344
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	437,189
Series 60, 0.90%, 9/20/2048	JPY	71,650,000	412,864
Series 74, 1.00%, 3/20/2052	JPY	70,000,000	400,542
1.20%, 6/20/2053	JPY	95,000,000	569,688
Series 75, 1.30%, 6/20/2052	JPY	90,000,000	555,235
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	553,768
Security Description		Principal Amount	Value
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	$600,337
Series 76, 1.40%, 9/20/2052	JPY	145,000,000	916,456
Series 78, 1.40%, 3/20/2053	JPY	100,000,000	630,980
Series 45, 1.50%, 12/20/2044	JPY	65,950,000	442,701
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	467,016
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	701,386
Series 77, 1.60%, 12/20/2052	JPY	140,000,000	927,204
Series 11, 1.70%, 6/20/2033	JPY	46,550,000	339,465
Series 41, 1.70%, 12/20/2043	JPY	104,850,000	731,522
Series 42, 1.70%, 3/20/2044	JPY	50,750,000	353,929
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	700,936
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	466,474
Series 38, 1.80%, 3/20/2043	JPY	64,000,000	455,855
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	497,015
Series 37, 1.90%, 9/20/2042	JPY	87,300,000	632,989
Series 39, 1.90%, 6/20/2043	JPY	63,500,000	458,723
Series 13, 2.00%, 12/20/2033	JPY	87,900,000	658,309
Series 33, 2.00%, 9/20/2040	JPY	110,200,000	816,636
Series 35, 2.00%, 9/20/2041	JPY	118,250,000	873,532
Series 36, 2.00%, 3/20/2042	JPY	171,750,000	1,267,031
Series 34, 2.20%, 3/20/2041	JPY	92,400,000	702,859
Series 21, 2.30%, 12/20/2035	JPY	39,000,000	301,533
Series 25, 2.30%, 12/20/2036	JPY	43,400,000	335,965
Series 30, 2.30%, 3/20/2039	JPY	99,350,000	768,755
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	491,473
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	542,275
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	391,717
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	156,923

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	$236,383
Series 22, 2.50%, 3/20/2036	JPY	41,750,000	329,400
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	237,049
Series 27, 2.50%, 9/20/2037	JPY	67,550,000	534,859
Japan Government Twenty Year Bonds:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	755,643
Series 169, 0.30%, 6/20/2039	JPY	75,000,000	436,998
Series 170, 0.30%, 9/20/2039	JPY	47,750,000	276,824
Series 171, 0.30%, 12/20/2039	JPY	65,400,000	377,280
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	711,321
Series 168, 0.40%, 3/20/2039	JPY	131,000,000	779,328
Series 172, 0.40%, 3/20/2040	JPY	94,150,000	549,878
Series 173, 0.40%, 6/20/2040	JPY	123,850,000	719,745
Series 174, 0.40%, 9/20/2040	JPY	102,000,000	590,038
Series 177, 0.40%, 6/20/2041	JPY	126,400,000	721,655
Series 158, 0.50%, 9/20/2036	JPY	134,050,000	841,795
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	858,633
Series 165, 0.50%, 6/20/2038	JPY	140,000,000	856,334
Series 167, 0.50%, 12/20/2038	JPY	101,000,000	612,850
Series 175, 0.50%, 12/20/2040	JPY	116,600,000	683,691
Series 176, 0.50%, 3/20/2041	JPY	60,000,000	350,105
Series 178, 0.50%, 9/20/2041	JPY	95,000,000	550,080
Series 179, 0.50%, 12/20/2041	JPY	135,000,000	778,327
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	570,853
Series 161, 0.60%, 6/20/2037	JPY	76,150,000	479,532
Series 162, 0.60%, 9/20/2037	JPY	105,850,000	664,275
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	600,137
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	649,450
Security Description		Principal Amount	Value
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	$596,280
Series 180, 0.80%, 3/20/2042	JPY	120,000,000	728,838
Series 181, 0.90%, 6/20/2042	JPY	154,250,000	950,494
Series 155, 1.00%, 12/20/2035	JPY	159,900,000	1,076,047
Series 182, 1.10%, 9/20/2042	JPY	180,000,000	1,145,571
Series 184, 1.10%, 3/20/2043	JPY	151,450,000	957,730
1.10%, 6/20/2043	JPY	135,000,000	851,380
Series 151, 1.20%, 12/20/2034	JPY	155,000,000	1,073,455
Series 152, 1.20%, 3/20/2035	JPY	145,000,000	1,002,966
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	723,788
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	768,102
Series 150, 1.40%, 9/20/2034	JPY	362,150,000	2,562,947
Series 183, 1.40%, 12/20/2042	JPY	161,900,000	1,081,586
Series 144, 1.50%, 3/20/2033	JPY	86,200,000	617,809
Series 148, 1.50%, 3/20/2034	JPY	157,950,000	1,130,487
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	715,322
Series 136, 1.60%, 3/20/2032	JPY	110,600,000	798,114
Series 143, 1.60%, 3/20/2033	JPY	29,850,000	215,826
Series 147, 1.60%, 12/20/2033	JPY	176,000,000	1,272,307
Series 140, 1.70%, 9/20/2032	JPY	84,000,000	611,448
Series 141, 1.70%, 12/20/2032	JPY	100,000,000	728,356
Series 145, 1.70%, 6/20/2033	JPY	166,400,000	1,213,468
Series 146, 1.70%, 9/20/2033	JPY	177,650,000	1,295,532
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	692,666
Series 130, 1.80%, 9/20/2031	JPY	152,100,000	1,112,111
Series 133, 1.80%, 12/20/2031	JPY	86,550,000	633,269
Series 142, 1.80%, 12/20/2032	JPY	33,450,000	245,619
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	371,874
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	394,199

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 121, 1.90%, 9/20/2030	JPY	74,600,000	$547,038
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	240,327
Series 77, 2.00%, 3/20/2025	JPY	34,000,000	234,517
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	213,855
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	313,807
Series 92, 2.10%, 12/20/2026	JPY	83,800,000	597,009
Series 94, 2.10%, 3/20/2027	JPY	99,000,000	707,904
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	308,522
Series 99, 2.10%, 12/20/2027	JPY	92,250,000	666,011
Series 105, 2.10%, 9/20/2028	JPY	82,550,000	601,480
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	365,532
Series 113, 2.10%, 9/20/2029	JPY	120,250,000	886,075
Series 117, 2.10%, 3/20/2030	JPY	156,450,000	1,157,641
Series 90, 2.20%, 9/20/2026	JPY	78,550,000	558,854
Series 97, 2.20%, 9/20/2027	JPY	136,800,000	988,334
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	603,512
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	365,951
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	556,927
Series 125, 2.20%, 3/20/2031	JPY	53,650,000	402,024
Series 95, 2.30%, 6/20/2027	JPY	70,000,000	505,703
Series 102, 2.40%, 6/20/2028	JPY	105,800,000	778,209
Japan Government Two Year Bonds:
Series 443, 0.01%, 12/1/2024	JPY	109,700,000	735,499
Series 444, 0.01%, 1/1/2025	JPY	157,000,000	1,052,565
Series 445, 0.01%, 2/1/2025	JPY	173,000,000	1,159,659
Series 446, 0.01%, 3/1/2025	JPY	24,750,000	165,898
Series 447, 0.01%, 4/1/2025	JPY	173,000,000	1,159,427
Series 448, 0.01%, 5/1/2025	JPY	54,500,000	365,224
Security Description		Principal Amount	Value
Series 449, 0.01%, 6/1/2025	JPY	112,500,000	$753,767
0.01%, 8/1/2025	JPY	200,000,000	1,340,151
			190,522,986
LATVIA — 0.1%
Latvia Government International Bonds:
0.38%, 10/7/2026	EUR	200,000	190,155
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	100,094
1.38%, 5/16/2036	EUR	350,000	263,285
Series 7, 2.25%, 2/15/2047	EUR	100,000	74,449
Series GMTN, 3.50%, 1/17/2028	EUR	250,000	260,856
			888,839
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	150,000	65,269
Series EMTN, 0.75%, 5/6/2030	EUR	250,000	211,182
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	65,968
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	148,947
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	193,976
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	99,404
Series EMTN, 2.13%, 10/22/2035	EUR	272,000	234,585
			1,019,331
LUXEMBOURG — 0.2%
Luxembourg Government Bonds:
Zero Coupon, 11/13/2026	EUR	154,000	147,310
0.63%, 2/1/2027	EUR	488,000	472,973
2.25%, 3/19/2028	EUR	80,000	81,145
State of the Grand-Duchy of Luxembourg:
3.00%, 3/2/2033	EUR	350,000	361,712
3.25%, 3/2/2043	EUR	250,000	251,681
			1,314,821
MALAYSIA — 2.3%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	1,250,000	242,822
Series 0122, 3.58%, 7/15/2032	MYR	1,900,000	391,260

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	$1,072,809
Series 0519, 3.76%, 5/22/2040	MYR	1,650,000	329,539
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	812,810
Series 0219, 3.89%, 8/15/2029	MYR	2,960,000	628,703
Series 0316, 3.90%, 11/30/2026	MYR	2,000,000	429,242
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	605,180
Series 0115, 3.96%, 9/15/2025	MYR	2,550,000	547,204
Series 0120, 4.07%, 6/15/2050	MYR	3,175,000	631,588
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	372,289
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	290,756
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	498,896
Series 0123, 4.46%, 3/31/2053	MYR	750,000	160,049
Series 0322, 4.50%, 4/30/2029	MYR	4,375,000	961,763
Series 0222, 4.70%, 10/15/2042	MYR	2,110,000	471,756
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	593,734
Series 0317, 4.76%, 4/7/2037	MYR	3,870,000	872,618
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	435,689
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	2,955,000	620,776
Series 0220, 3.47%, 10/15/2030	MYR	1,800,000	372,383
Series 0123, 3.60%, 7/31/2028	MYR	1,660,000	350,429
Series 0419, 3.66%, 10/15/2024	MYR	1,425,000	303,737
Series 0319, 3.73%, 3/31/2026	MYR	2,325,000	496,088
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	265,955
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	268,181
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	280,016
Series 0619, 4.12%, 11/30/2034	MYR	1,500,000	319,230
Series 0122, 4.19%, 10/7/2032	MYR	2,150,000	462,934
Security Description		Principal Amount	Value
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	$217,282
Series 0117, 4.26%, 7/26/2027	MYR	4,220,000	913,653
Series 0223, 4.29%, 8/14/2043	MYR	1,250,000	264,854
Series 0219, 4.47%, 9/15/2039	MYR	2,950,000	640,745
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	663,740
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	359,441
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	473,096
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	572,362
Series 0417, 4.90%, 5/8/2047	MYR	2,530,000	566,682
Series 0913, 4.94%, 12/6/2028	MYR	725,000	162,066
Series 0222, 5.36%, 5/15/2052	MYR	1,650,000	398,236
			19,320,593
MEXICO — 2.1%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	4,050,000	215,636
Series M, 5.50%, 3/4/2027	MXN	23,790,000	1,177,857
Series M, 5.75%, 3/5/2026	MXN	44,185,000	2,279,563
7.00%, 9/3/2026	MXN	8,240,000	431,718
Series M 20, 7.50%, 6/3/2027	MXN	27,785,000	1,459,238
Series M, 7.50%, 5/26/2033	MXN	10,592,000	517,596
Series M, 7.75%, 5/29/2031	MXN	39,529,000	2,002,437
Series M, 7.75%, 11/23/2034	MXN	11,965,000	586,618
Series M, 7.75%, 11/13/2042	MXN	27,375,000	1,268,385
Series M, 8.00%, 11/7/2047	MXN	20,458,000	968,072
Series M, 8.00%, 7/31/2053	MXN	11,400,000	535,177
Series M 20, 8.50%, 5/31/2029	MXN	30,610,000	1,646,495
Series M 30, 8.50%, 11/18/2038	MXN	33,014,000	1,673,772
Series M 20, 10.00%, 12/5/2024	MXN	37,078,000	2,107,846
Series M 30, 10.00%, 11/20/2036	MXN	8,950,000	516,935
			17,387,345

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
NETHERLANDS — 3.2%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	915,000	$901,736
Zero Coupon, 1/15/2027 (a)	EUR	1,317,900	1,264,585
Zero Coupon, 1/15/2029 (a)	EUR	879,000	794,675
Zero Coupon, 7/15/2030 (a)	EUR	1,221,000	1,056,179
Zero Coupon, 7/15/2031 (a)	EUR	1,208,000	1,010,931
Zero Coupon, 1/15/2038 (a)	EUR	745,000	495,899
Zero Coupon, 1/15/2052 (a)	EUR	1,146,000	499,862
0.25%, 7/15/2025 (a)	EUR	1,359,000	1,364,798
0.25%, 7/15/2029 (a)	EUR	1,087,000	984,486
0.50%, 7/15/2026 (a)	EUR	1,586,000	1,564,681
0.50%, 7/15/2032 (a)	EUR	1,111,000	942,866
0.50%, 1/15/2040 (a)	EUR	1,172,000	809,490
0.75%, 7/15/2027 (a)	EUR	1,762,000	1,717,451
0.75%, 7/15/2028 (a)	EUR	2,062,000	1,966,138
2.00%, 1/15/2054 (a)	EUR	796,000	640,987
2.50%, 1/15/2030 (a)	EUR	575,000	589,539
2.50%, 1/15/2033 (a)	EUR	1,372,000	1,380,832
2.50%, 7/15/2033 (a)	EUR	700,000	699,911
2.75%, 1/15/2047 (a)	EUR	2,083,000	2,022,361
3.75%, 1/15/2042 (a)	EUR	1,812,000	2,034,829
4.00%, 1/15/2037 (a)	EUR	2,210,000	2,521,522
5.50%, 1/15/2028 (a)	EUR	1,635,000	1,899,519
			27,163,277
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
Series 0526, 0.50%, 5/15/2026	NZD	270,000	142,757
Series 0531, 1.50%, 5/15/2031	NZD	1,162,000	533,569
Series 0541, 1.75%, 5/15/2041	NZD	511,000	177,328
Series 0532, 2.00%, 5/15/2032	NZD	657,000	305,290
Series 0425, 2.75%, 4/15/2025	NZD	1,515,000	870,799
Series 0437, 2.75%, 4/15/2037	NZD	801,000	357,202
Series 0551, 2.75%, 5/15/2051	NZD	530,000	193,914
Series 0429, 3.00%, 4/20/2029	NZD	2,343,000	1,255,313
Series 0433, 3.50%, 4/14/2033	NZD	945,000	491,309
Series 0534, 4.25%, 5/15/2034	NZD	900,000	492,302
Security Description		Principal Amount	Value
Series 0427, 4.50%, 4/15/2027	NZD	1,560,000	$910,818
4.50%, 5/15/2030	NZD	550,000	315,967
			6,046,568
NORWAY — 0.4%
Norway Government Bonds:
Series 483, 1.25%, 9/17/2031 (a)	NOK	3,275,000	250,222
Series 482, 1.38%, 8/19/2030 (a)	NOK	5,013,000	397,333
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,163,000	456,326
Series 477, 1.75%, 3/13/2025 (a)	NOK	3,945,000	357,813
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,655,000	404,791
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,980,000	329,640
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,734,000	406,729
Series 484, 2.13%, 5/18/2032 (a)	NOK	4,440,000	360,346
Series 485, 3.50%, 10/6/2042 (a)	NOK	3,325,000	302,996
			3,266,196
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	168,816
5.40%, 8/12/2034	PEN	1,495,000	336,341
5.94%, 2/12/2029	PEN	1,505,000	385,202
6.15%, 8/12/2032	PEN	1,340,000	328,700
6.35%, 8/12/2028	PEN	2,125,000	560,356
6.90%, 8/12/2037	PEN	3,450,000	864,679
8.20%, 8/12/2026	PEN	1,650,000	456,988
			3,101,082
POLAND — 1.2%
Republic of Poland Government Bonds:
Series 1026, 0.25%, 10/25/2026	PLN	974,000	193,247
Series 0425, 0.75%, 4/25/2025	PLN	1,300,000	279,470
Series 1030, 1.25%, 10/25/2030	PLN	3,899,000	674,004
Series 0432, 1.75%, 4/25/2032	PLN	3,925,000	655,742
Series 1024, 2.25%, 10/25/2024	PLN	2,450,000	546,010
Series 0726, 2.50%, 7/25/2026	PLN	5,385,000	1,152,747
Series 0727, 2.50%, 7/25/2027	PLN	3,075,000	641,399
Series 0428, 2.75%, 4/25/2028	PLN	4,370,000	904,024

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 1029, 2.75%, 10/25/2029	PLN	6,550,000	$1,301,612
Series 0725, 3.25%, 7/25/2025	PLN	5,090,000	1,131,837
Series 0527, 3.75%, 5/25/2027	PLN	3,900,000	853,380
Series 0447, 4.00%, 4/25/2047	PLN	115,000	20,813
Series 0429, 5.75%, 4/25/2029	PLN	885,000	206,138
Series 1033, 6.00%, 10/25/2033	PLN	1,950,000	449,905
Series 0728, 7.50%, 7/25/2028	PLN	2,675,000	669,890
			9,680,218
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	753,000	621,141
0.48%, 10/18/2030 (a)	EUR	548,000	475,910
0.70%, 10/15/2027 (a)	EUR	400,000	384,611
0.90%, 10/12/2035 (a)	EUR	313,000	238,355
1.00%, 4/12/2052 (a)	EUR	303,000	153,811
1.15%, 4/11/2042 (a)	EUR	161,000	106,200
1.65%, 7/16/2032 (a)	EUR	390,000	353,567
1.95%, 6/15/2029 (a)	EUR	721,400	711,519
2.13%, 10/17/2028 (a)	EUR	1,411,000	1,419,273
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	858,000	791,595
2.88%, 10/15/2025 (a)	EUR	1,407,000	1,479,202
2.88%, 7/21/2026 (a)	EUR	901,000	947,836
3.50%, 6/18/2038 (a)	EUR	430,000	431,343
3.88%, 2/15/2030 (a)	EUR	1,125,000	1,228,732
4.10%, 4/15/2037 (a)	EUR	1,358,000	1,461,607
4.10%, 2/15/2045 (a)	EUR	695,000	732,888
4.13%, 4/14/2027 (a)	EUR	1,158,000	1,263,078
			12,800,668
ROMANIA — 0.6%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	600,000	109,318
Series 5Y, 3.25%, 6/24/2026	RON	1,880,000	368,328
Series 4Y, 3.50%, 11/25/2025	RON	250,000	50,238
Series 5Y, 3.65%, 7/28/2025	RON	1,475,000	299,813
Series 15Y, 3.65%, 9/24/2031	RON	1,600,000	274,115
Series 4YR, 3.70%, 11/25/2024	RON	625,000	129,357
Series 8Y, 4.15%, 1/26/2028	RON	2,300,000	444,298
Security Description		Principal Amount	Value
Series 10YR, 4.15%, 10/24/2030	RON	875,000	$159,102
Series 15Y, 4.75%, 10/11/2034	RON	900,000	158,927
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	327,919
Series 8Y, 4.85%, 7/25/2029	RON	950,000	184,506
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	852,294
Series 10Y, 6.70%, 2/25/2032	RON	2,250,000	468,510
Series 15Y, 7.90%, 2/24/2038	RON	1,300,000	295,840
Series 10Y, 8.25%, 9/29/2032	RON	2,775,000	633,326
			4,755,891
SINGAPORE — 1.1%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	365,000	250,374
1.25%, 11/1/2026	SGD	330,000	225,746
1.88%, 3/1/2050	SGD	650,000	366,694
1.88%, 10/1/2051	SGD	470,000	266,604
2.13%, 6/1/2026	SGD	875,000	616,558
2.25%, 8/1/2036	SGD	712,000	461,660
2.38%, 6/1/2025	SGD	1,158,000	829,488
2.38%, 7/1/2039	SGD	615,000	399,960
2.63%, 5/1/2028	SGD	715,000	507,975
2.63%, 8/1/2032	SGD	985,000	679,808
2.75%, 4/1/2042	SGD	810,000	554,015
2.75%, 3/1/2046	SGD	985,000	670,066
2.88%, 9/1/2027	SGD	138,000	99,236
2.88%, 7/1/2029	SGD	1,445,000	1,030,101
2.88%, 9/1/2030	SGD	1,000,000	708,477
3.00%, 8/1/2072	SGD	150,000	108,524
3.38%, 9/1/2033	SGD	815,000	594,856
3.50%, 3/1/2027	SGD	730,000	535,694
			8,905,836
SLOVAKIA — 0.5%
Slovakia Government Bonds:
Series 234, 1.00%, 6/12/2028	EUR	359,000	335,777
Series 237, 1.00%, 10/9/2030	EUR	275,000	238,868
Series 239, 1.00%, 5/14/2032	EUR	150,000	123,616
Series 228, 1.38%, 1/21/2027	EUR	334,000	328,962
Series 229, 1.63%, 1/21/2031	EUR	789,000	713,977
Series 232, 1.88%, 3/9/2037	EUR	214,000	169,065

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 233, 2.00%, 10/17/2047	EUR	380,000	$259,323
Series 235, 2.25%, 6/12/2068	EUR	71,000	44,303
Series 223, 3.38%, 11/15/2024	EUR	320,000	337,538
Series 227, 3.63%, 1/16/2029	EUR	584,000	614,005
4.00%, 10/19/2032	EUR	925,000	970,656
4.00%, 2/23/2043	EUR	225,000	221,939
Series 216, 4.35%, 10/14/2025	EUR	230,000	246,216
			4,604,245
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS89, Zero Coupon, 2/13/2026	EUR	75,000	72,966
Series RS80, 1.00%, 3/6/2028	EUR	154,000	145,387
1.18%, 2/13/2062	EUR	200,000	100,765
Series RS81, 1.19%, 3/14/2029	EUR	170,000	158,118
Series RS79, 1.25%, 3/22/2027	EUR	362,000	353,120
Series RS74, 1.50%, 3/25/2035	EUR	225,000	183,009
Series RS78, 1.75%, 11/3/2040	EUR	124,000	92,736
Series RS75, 2.13%, 7/28/2025	EUR	201,000	208,208
Series RS77, 2.25%, 3/3/2032	EUR	564,000	535,039
Series RS76, 3.13%, 8/7/2045	EUR	498,000	453,591
Series RS70, 5.13%, 3/30/2026	EUR	375,000	410,517
			2,713,456
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 3006, 1.38%, 6/10/2030	KRW	1,610,000,000	1,013,773
Series 2503, 1.50%, 3/10/2025	KRW	712,000,000	511,170
Series 01500-2612, 1.50%, 12/10/2026	KRW	1,139,150,000	784,042
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	378,342
Series 4009, 1.50%, 9/10/2040	KRW	550,000,000	282,946
Series 5003, 1.50%, 3/10/2050	KRW	3,050,000,000	1,357,172
Series 7009, 1.63%, 9/10/2070	KRW	750,000,000	286,005
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	608,746
Security Description		Principal Amount	Value
Series 5103, 1.88%, 3/10/2051	KRW	4,030,000,000	$1,957,033
Series 3106, 2.00%, 6/10/2031	KRW	814,000,000	525,024
Series 02000-4603, 2.00%, 3/10/2046	KRW	975,000,000	512,062
Series 4903, 2.00%, 3/10/2049	KRW	3,339,000,000	1,702,912
Series 2706, 2.13%, 6/10/2027	KRW	2,219,870,000	1,545,134
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	945,226
Series 2506, 2.25%, 6/10/2025	KRW	1,578,940,000	1,140,269
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	659,257
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	300,229
Series 2703, 2.38%, 3/10/2027	KRW	1,312,000,000	924,785
Series 5203, 2.50%, 3/10/2052	KRW	1,785,000,000	999,532
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	602,180
Series 4803, 2.63%, 3/10/2048	KRW	590,000,000	346,263
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	762,797
Series 2409, 3.00%, 9/10/2024	KRW	696,000,000	512,571
Series 4212, 3.00%, 12/10/2042	KRW	1,921,780,000	1,238,026
Series 2506, 3.13%, 6/10/2025	KRW	2,152,000,000	1,576,603
Series 2606, 3.13%, 6/10/2026	KRW	1,133,500,000	823,243
Series 5209, 3.13%, 9/10/2052	KRW	1,000,000,000	638,629
Series 2803, 3.25%, 3/10/2028	KRW	765,000,000	551,611
Series 3306, 3.25%, 6/10/2033	KRW	500,000,000	346,411
Series 4209, 3.25%, 9/10/2042	KRW	1,000,000,000	669,826
Series 5303, 3.25%, 3/10/2053	KRW	1,300,000,000	850,956
Series 2503, 3.38%, 3/10/2025	KRW	1,112,500,000	820,040
Series 3206, 3.38%, 6/10/2032	KRW	2,079,000,000	1,468,132
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,397,083
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,202,533
Series 2412, 4.25%, 12/10/2024	KRW	235,000,000	175,195

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 2512, 4.25%, 12/10/2025	KRW	1,038,000,000	$774,852
Series 3212, 4.25%, 12/10/2032	KRW	750,000,000	564,383
Series 04750-3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,404,889
Series 05500-2803, 5.50%, 3/10/2028	KRW	4,937,000,000	3,891,722
			38,051,604
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2025	EUR	816,000	823,513
Zero Coupon, 5/31/2025	EUR	892,000	890,621
Zero Coupon, 1/31/2027	EUR	476,000	449,616
Zero Coupon, 1/31/2028	EUR	499,000	455,647
0.10%, 4/30/2031 (a)	EUR	845,000	685,920
0.50%, 4/30/2030 (a)	EUR	913,000	794,045
0.50%, 10/31/2031 (a)	EUR	358,000	295,235
0.60%, 10/31/2029 (a)	EUR	1,130,000	1,005,791
0.70%, 4/30/2032 (a)	EUR	1,466,000	1,209,635
0.80%, 7/30/2029	EUR	29,000	26,309
0.85%, 7/30/2037 (a)	EUR	200,000	138,817
1.00%, 7/30/2042 (a)	EUR	250,000	152,532
1.00%, 10/31/2050 (a)	EUR	822,000	406,949
1.25%, 10/31/2030 (a)	EUR	1,050,000	948,205
1.30%, 10/31/2026 (a)	EUR	950,000	943,130
1.40%, 4/30/2028 (a)	EUR	1,323,000	1,279,428
1.40%, 7/30/2028 (a)	EUR	583,000	560,859
1.45%, 10/31/2027 (a)	EUR	1,033,000	1,010,778
1.45%, 4/30/2029 (a)	EUR	865,000	821,050
1.50%, 4/30/2027 (a)	EUR	954,000	944,166
1.60%, 4/30/2025 (a)	EUR	824,000	846,233
1.85%, 7/30/2035 (a)	EUR	850,000	718,944
1.90%, 10/31/2052 (a)	EUR	100,000	61,814
1.95%, 4/30/2026 (a)	EUR	926,000	943,939
1.95%, 7/30/2030 (a)	EUR	1,171,000	1,116,387
2.15%, 10/31/2025 (a)	EUR	1,201,000	1,238,412
2.35%, 7/30/2033 (a)	EUR	477,000	443,073
2.55%, 10/31/2032 (a)	EUR	792,000	758,700
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	765,000	600,978
2.80%, 5/31/2026	EUR	1,525,000	1,585,628
2.90%, 10/31/2046 (a)	EUR	906,000	754,047
3.15%, 4/30/2033 (a)	EUR	1,300,000	1,298,439
3.45%, 7/30/2043 (a)	EUR	500,000	463,949
3.45%, 7/30/2066 (a)	EUR	897,000	754,099
3.55%, 10/31/2033	EUR	150,000	154,104
4.20%, 1/31/2037 (a)	EUR	1,413,000	1,510,376
4.65%, 7/30/2025 (a)	EUR	1,202,000	1,296,818
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,176,546
Security Description		Principal Amount	Value
4.90%, 7/30/2040 (a)	EUR	952,000	$1,078,937
5.15%, 10/31/2028 (a)	EUR	1,016,000	1,156,629
5.15%, 10/31/2044 (a)	EUR	838,000	982,202
5.75%, 7/30/2032	EUR	1,280,000	1,555,179
5.90%, 7/30/2026 (a)	EUR	1,478,000	1,663,467
6.00%, 1/31/2029	EUR	1,568,000	1,857,508
			37,858,654
SWEDEN — 0.5%
Sweden Government Bonds:
Series 1062, 0.13%, 5/12/2031	SEK	4,045,000	301,269
Series 1063, 0.50%, 11/24/2045	SEK	2,075,000	113,447
Series 1060, 0.75%, 5/12/2028	SEK	5,465,000	453,650
Series 1061, 0.75%, 11/12/2029	SEK	5,745,000	463,530
Series 1059, 1.00%, 11/12/2026	SEK	7,470,000	642,640
Series 1064, 1.38%, 6/23/2071	SEK	1,455,000	73,647
Series 1065, 1.75%, 11/11/2033	SEK	875,000	72,286
Series 1056, 2.25%, 6/1/2032	SEK	6,030,000	526,178
Series 1058, 2.50%, 5/12/2025	SEK	8,280,000	750,102
Series 1053, 3.50%, 3/30/2039	SEK	4,490,000	438,387
Sweden Government International Bonds Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	151,982
			3,987,118
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	427,000	439,718
Zero Coupon, 6/26/2034	CHF	200,000	194,377
Zero Coupon, 7/24/2039	CHF	220,000	201,256
0.25%, 6/23/2035	CHF	159,000	157,540
0.50%, 5/27/2030	CHF	301,000	317,698
0.50%, 6/27/2032	CHF	170,000	177,069
0.50%, 6/28/2045	CHF	270,000	259,701
0.50%, 5/24/2055	CHF	130,000	119,572
0.50%, 5/30/2058	CHF	184,000	169,015
1.25%, 5/28/2026	CHF	250,000	273,967
1.25%, 6/27/2037	CHF	340,000	378,372
1.50%, 10/26/2038	CHF	120,000	137,997
1.50%, 4/30/2042	CHF	385,000	447,169
2.00%, 6/25/2064	CHF	479,000	702,080

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 6/22/2031	CHF	625,000	$742,711
2.50%, 3/8/2036	CHF	385,000	488,447
3.25%, 6/27/2027	CHF	270,000	317,860
3.50%, 4/8/2033	CHF	449,000	596,837
4.00%, 4/8/2028	CHF	620,000	765,246
4.00%, 1/6/2049	CHF	275,000	492,906
			7,379,538
THAILAND — 1.9%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	6,200,000	165,797
Series LB, 1.00%, 6/17/2027	THB	27,850,000	718,532
1.45%, 12/17/2024	THB	14,360,000	389,385
1.59%, 12/17/2035	THB	19,500,000	442,931
1.88%, 6/17/2049	THB	4,500,000	86,019
2.00%, 12/17/2031	THB	28,900,000	729,912
2.00%, 6/17/2042	THB	16,600,000	357,687
2.13%, 12/17/2026	THB	37,825,000	1,020,990
2.35%, 6/17/2026	THB	15,420,000	420,297
2.65%, 6/17/2028	THB	43,425,000	1,182,301
2.88%, 6/17/2046	THB	25,850,000	610,615
3.14%, 6/17/2047	THB	3,750,000	95,526
3.30%, 6/17/2038	THB	39,300,000	1,052,664
3.35%, 6/17/2033	THB	18,600,000	515,482
3.39%, 6/17/2037	THB	4,500,000	122,400
3.40%, 6/17/2036	THB	17,710,000	487,296
3.45%, 6/17/2043	THB	6,500,000	172,821
3.58%, 12/17/2027	THB	16,000,000	455,033
3.60%, 6/17/2067	THB	16,750,000	428,014
3.78%, 6/25/2032	THB	37,250,000	1,063,831
3.85%, 12/12/2025	THB	35,350,000	997,605
4.00%, 6/17/2066	THB	16,920,000	479,526
4.26%, 12/12/2037	THB	32,100,000	956,038
4.68%, 6/29/2044	THB	18,340,000	575,155
4.75%, 12/20/2024	THB	5,000,000	140,913
4.85%, 6/17/2061	THB	19,010,000	616,797
4.88%, 6/22/2029	THB	41,255,000	1,246,363
			15,529,930
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/30/2026	GBP	613,000	677,735
0.13%, 1/31/2028	GBP	740,000	754,864
0.25%, 1/31/2025	GBP	575,000	661,050
0.25%, 7/31/2031	GBP	718,000	641,457
0.38%, 10/22/2026	GBP	747,000	806,462
0.50%, 1/31/2029	GBP	745,000	743,804
0.50%, 10/22/2061	GBP	200,000	66,300
0.63%, 6/7/2025	GBP	600,000	685,410
0.63%, 7/31/2035	GBP	557,000	437,265
0.63%, 10/22/2050	GBP	625,000	281,593
0.88%, 10/22/2029	GBP	862,000	864,434
0.88%, 1/31/2046	GBP	125,000	70,375
1.00%, 1/31/2032	GBP	409,000	383,097
Security Description		Principal Amount	Value
1.13%, 1/31/2039	GBP	325,000	$241,758
1.13%, 10/22/2073	GBP	629,000	258,493
1.25%, 7/22/2027	GBP	916,000	997,657
1.25%, 10/22/2041	GBP	588,000	413,170
1.25%, 7/31/2051	GBP	732,000	405,683
1.50%, 7/22/2026	GBP	920,000	1,037,565
1.50%, 7/22/2047	GBP	369,000	237,991
1.50%, 7/31/2053	GBP	225,000	130,869
1.63%, 10/22/2028	GBP	1,052,000	1,131,403
1.63%, 10/22/2054	GBP	520,000	309,904
1.63%, 10/22/2071	GBP	656,000	346,531
1.75%, 9/7/2037	GBP	886,000	760,346
1.75%, 1/22/2049	GBP	653,000	438,899
1.75%, 7/22/2057	GBP	594,000	360,560
Series REGS, 2.00%, 9/7/2025	GBP	975,000	1,131,553
2.50%, 7/22/2065	GBP	613,000	448,791
3.25%, 1/31/2033	GBP	950,000	1,056,995
3.25%, 1/22/2044	GBP	740,000	715,430
3.50%, 10/22/2025	GBP	816,000	969,476
3.50%, 1/22/2045	GBP	896,000	893,740
3.50%, 7/22/2068	GBP	510,000	483,356
3.75%, 1/29/2038	GBP	246,000	270,077
3.75%, 7/22/2052	GBP	1,034,000	1,044,875
3.75%, 10/22/2053	GBP	547,000	549,401
4.00%, 1/22/2060	GBP	795,000	841,706
4.13%, 1/29/2027	GBP	1,618,000	1,946,447
4.25%, 12/7/2027	GBP	970,000	1,177,713
4.25%, 6/7/2032	GBP	1,095,000	1,329,686
4.25%, 3/7/2036	GBP	715,000	845,816
4.25%, 9/7/2039	GBP	597,000	687,863
4.25%, 12/7/2040	GBP	842,000	963,369
4.25%, 12/7/2046	GBP	638,000	709,974
4.25%, 12/7/2049	GBP	765,000	847,060
4.25%, 12/7/2055	GBP	789,000	871,724
4.50%, 6/7/2028	GBP	500,000	610,416
4.50%, 9/7/2034	GBP	2,099,000	2,562,359
4.50%, 12/7/2042	GBP	931,000	1,091,447
4.75%, 12/7/2030	GBP	1,377,000	1,728,294
4.75%, 12/7/2038	GBP	784,000	962,257
5.00%, 3/7/2025	GBP	978,000	1,197,041
6.00%, 12/7/2028	GBP	445,000	584,882
			40,666,423
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,032,927,452)			826,641,130
Shares
SHORT-TERM INVESTMENTS — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	69,640	69,640

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	103,440	$103,440
TOTAL SHORT-TERM INVESTMENTS (Cost $173,080)		173,080
TOTAL INVESTMENTS — 98.9% (Cost $1,033,100,532)		826,814,210
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		8,786,091
NET ASSETS — 100.0%		$835,600,301
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.4% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$826,641,130	$—	$826,641,130
Short-Term Investments	173,080	—	—	173,080
TOTAL INVESTMENTS	$173,080	$826,641,130	$—	$826,814,210

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,474	$311,474	$57,086,570	$57,328,404	$—	$—	69,640	$69,640	$26,673
State Street Navigator Securities Lending Portfolio II	—	—	3,160,015	3,056,575	—	—	103,440	103,440	390
Total		$311,474	$60,246,585	$60,384,979	$—	$—		$173,080	$27,063
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.8%
AUTO MANUFACTURERS — 5.9%
American Honda Finance Corp.:
SOFR + 0.92%, 6.21%, 1/12/2026 (a)	$5,520,000	$5,540,038
Series MTN, 3 mo. USD Term SOFR + 0.54%, 5.84%, 1/12/2024 (a)	107,000	106,954
BMW U.S. Capital LLC:
SOFR + 0.38%, 5.72%, 8/12/2024 (a) (b)	8,668,000	8,660,546
SOFR + 0.53%, 5.88%, 4/1/2024 (a) (b)	8,048,000	8,049,529
SOFR + 0.62%, 5.96%, 8/11/2025 (a) (b)	8,000,000	8,012,080
SOFR + 0.84%, 6.18%, 4/1/2025 (a) (b)	5,135,000	5,153,845
Daimler Truck Finance North America LLC:
SOFR + 0.60%, 5.94%, 12/14/2023 (a) (b)	4,210,000	4,206,632
SOFR + 0.75%, 6.09%, 12/13/2024 (a) (b)	5,085,000	5,076,356
SOFR + 1.00%, 6.27%, 4/5/2024 (a) (b)	6,062,000	6,063,031
General Motors Financial Co., Inc.:
SOFR + 0.62%, 5.92%, 10/15/2024 (a) (c)	4,640,000	4,621,718
SOFR + 0.76%, 6.10%, 3/8/2024 (a)	4,756,000	4,752,290
SOFR + 1.04%, 6.38%, 2/26/2027 (a)	5,402,000	5,300,983
SOFR + 1.20%, 6.54%, 11/17/2023 (a)	7,514,000	7,513,399
SOFR + 1.30%, 6.58%, 4/7/2025 (a)	3,797,000	3,801,898
Hyundai Capital America SOFR + 1.15%, 6.49%, 8/4/2025 (a) (b)	5,000,000	5,000,350
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 5.91%, 8/1/2025 (a) (b)	5,000,000	5,001,000
SOFR + 0.93%, 6.27%, 3/30/2025 (a) (b)	3,500,000	3,518,550
Toyota Motor Credit Corp.:
SOFR + 0.56%, 5.84%, 1/10/2025 (a)	2,986,000	2,984,567
SOFR + 0.65%, 5.99%, 9/11/2025 (a)	4,500,000	4,508,685
SOFR + 0.89%, 6.23%, 5/18/2026 (a)	5,500,000	5,520,075
Security Description	Principal Amount	Value
Series B, SOFR + 0.29%, 5.63%, 9/13/2024 (a)	$6,744,000	$6,727,680
Series MTN, SOFR + 0.26%, 5.60%, 6/18/2024 (a)	3,767,000	3,760,106
Series MTN, SOFR + 0.32%, 5.62%, 1/13/2025 (a)	3,691,000	3,681,477
Series MTN, SOFR + 0.33%, 5.61%, 1/11/2024 (a)	9,127,000	9,123,349
Series MTN, SOFR + 0.62%, 5.96%, 3/22/2024 (a)	4,726,000	4,726,236
Volkswagen Group of America Finance LLC:
SOFR + 0.93%, 6.27%, 9/12/2025 (a) (b)	5,000,000	5,000,800
SOFR + 0.95%, 6.29%, 6/7/2024 (a) (b)	6,721,000	6,723,688
		143,135,862
BANKS — 46.7%
ABN AMRO Bank NV SOFR + 1.78%, 7.12%, 9/18/2027 (a) (b)	5,500,000	5,507,480
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.64%, 6.00%, 10/3/2025 (a) (b)	6,400,000	6,402,624
Series 144A, SOFR + 0.75%, 6.11%, 7/3/2025 (a) (b)	6,075,000	6,089,701
Banco Santander SA SOFR + 1.24%, 6.58%, 5/24/2024 (a)	8,300,000	8,337,516
Bank of America Corp.:
SOFR + 0.69%, 6.02%, 4/22/2025 (a)	10,605,000	10,587,502
SOFR + 0.97%, 6.29%, 7/22/2027 (a)	9,265,000	9,187,267
SOFR + 1.35%, 6.69%, 9/15/2027 (a)	5,200,000	5,199,532
SOFR + 1.10%, 6.42%, 4/25/2025 (a)	6,955,000	6,966,121
Series 2025, SOFR + 0.66%, 6.00%, 2/4/2025 (a)	8,918,000	8,897,578
Series MTN, 3 mo. USD Term SOFR + 1.03%, 6.40%, 2/5/2026 (a)	2,039,000	2,038,898
Series MTN, SOFR + 0.73%, 6.06%, 10/24/2024 (a)	7,053,000	7,051,096
Series MTN, SOFR + 1.05%, 6.39%, 2/4/2028 (a)	13,076,000	12,938,310

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.33%, 6.68%, 4/2/2026 (a)	$11,514,000	$11,578,133
Bank of America NA:
SOFR + 0.78%, 6.12%, 8/18/2025 (a)	5,000,000	5,000,150
SOFR + 1.02%, 6.36%, 8/18/2026 (a)	5,000,000	5,013,900
Bank of Montreal:
SOFR + 0.35%, 5.69%, 12/8/2023 (a)	6,947,000	6,945,124
SOFR + 0.71%, 6.05%, 12/12/2024 (a)	3,200,000	3,199,424
SOFR + 0.95%, 6.64%, 9/25/2025 (a)	5,000,000	4,998,800
SOFR + 1.33%, 6.67%, 6/5/2026 (a)	5,398,000	5,428,229
Series MTN, SOFR + 0.32%, 5.60%, 7/9/2024 (a)	6,652,000	6,636,035
Series MTN, SOFR + 0.47%, 5.75%, 1/10/2025 (a)	4,110,000	4,090,642
Series MTN, SOFR + 0.62%, 5.96%, 9/15/2026 (a)	4,601,000	4,535,666
Series MTN, SOFR + 0.71%, 6.05%, 3/8/2024 (a)	5,356,000	5,358,732
Series MTN, SOFR + 1.06%, 6.40%, 6/7/2025 (a)	4,530,000	4,539,558
Bank of New York Mellon Corp.:
SOFR + 0.62%, 5.94%, 4/25/2025 (a)	4,551,000	4,546,039
Series J, SOFR + 0.20%, 5.52%, 10/25/2024 (a)	5,142,000	5,119,941
Series MTN, SOFR + 0.26%, 5.59%, 4/26/2024 (a)	4,505,000	4,496,756
Bank of New Zealand SOFR + 0.81%, 6.15%, 1/27/2027 (a) (b)	4,375,000	4,347,612
Bank of Nova Scotia:
SOFR + 0.38%, 5.72%, 7/31/2024 (a)	6,829,000	6,812,679
SOFR + 0.55%, 5.89%, 3/2/2026 (a)	3,972,000	3,926,044
SOFR + 0.61%, 5.95%, 9/15/2026 (a)	3,544,000	3,489,352
SOFR + 1.09%, 6.43%, 6/12/2025 (a)	6,828,000	6,844,046
SOFR + 0.45%, 5.75%, 4/15/2024 (a)	8,668,000	8,658,725
SOFR + 0.46%, 5.74%, 1/10/2025 (a)	3,714,000	3,695,170
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.90%, 6.18%, 4/11/2025 (a)	$3,815,000	$3,812,368
Series MTN, SOFR + 0.96%, 6.30%, 3/11/2024 (a)	2,750,000	2,752,255
Banque Federative du Credit Mutuel SA:
SOFR + 0.41%, 5.75%, 2/4/2025 (a) (b)	8,438,000	8,374,968
SOFR + 1.40%, 6.70%, 7/13/2026 (a) (b)	6,000,000	6,019,080
Barclays PLC SOFR + 1.88%, 7.22%, 9/13/2027 (a)	5,000,000	5,017,600
BPCE SA SOFR + 0.57%, 5.87%, 1/14/2025 (a) (b)	4,528,000	4,503,775
Canadian Imperial Bank of Commerce:
SOFR + 0.40%, 5.74%, 12/14/2023 (a)	8,803,000	8,802,032
SOFR + 0.42%, 5.73%, 10/18/2024 (a)	8,093,000	8,066,698
SOFR + 0.94%, 6.22%, 4/7/2025 (a)	7,522,000	7,529,748
SOFR + 1.22%, 6.56%, 10/2/2026 (a)	5,000,000	5,001,300
Citibank NA SOFR + 1.81%, 6.15%, 9/29/2025 (a)	5,600,000	5,599,720
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.51%, 6.91%, 7/1/2026 (a)	383,000	387,630
SOFR + 0.67%, 6.01%, 5/1/2025 (a)	7,105,000	7,085,319
SOFR + 0.69%, 6.02%, 1/25/2026 (a) (c)	8,395,000	8,351,682
SOFR + 0.77%, 6.11%, 6/9/2027 (a)	8,074,000	7,928,507
SOFR + 1.28%, 6.62%, 2/24/2028 (a)	9,540,000	9,519,775
SOFR + 1.37%, 6.71%, 5/24/2025 (a)	7,774,000	7,793,435
SOFR + 1.53%, 6.87%, 3/17/2026 (a)	6,547,000	6,605,203
Commonwealth Bank of Australia:
SOFR + 0.40%, 5.68%, 7/7/2025 (a) (b)	18,939,000	18,870,630
SOFR + 0.52%, 5.87%, 6/15/2026 (a) (b)	5,897,000	5,870,699
SOFR + 0.63%, 5.95%, 1/10/2025 (a) (b)	250,000	250,165
SOFR + 0.74%, 6.09%, 3/14/2025 (a) (b)	15,326,000	15,362,323

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.75%, 6.10%, 3/13/2026 (a) (b)	$6,576,000	$6,582,247
SOFR + 0.97%, 6.32%, 3/14/2027 (a) (b)	4,425,000	4,439,824
SOFR + 1.63%, 5.98%, 9/12/2025 (a) (b)	5,200,000	5,202,288
Cooperatieve Rabobank UA SOFR + 0.30%, 5.59%, 1/12/2024 (a)	9,910,000	9,901,874
Credit Agricole SA SOFR + 1.29%, 6.56%, 7/5/2026 (a) (b)	6,000,000	6,046,260
Credit Suisse AG:
SOFR + 0.39%, 5.73%, 2/2/2024 (a)	9,318,000	9,296,941
SOFR + 1.26%, 6.60%, 2/21/2025 (a)	4,300,000	4,292,690
DBS Group Holdings Ltd.:
SOFR + 0.30%, 5.65%, 11/22/2024 (a) (b)	3,490,000	3,479,181
SOFR + 0.61%, 5.96%, 9/12/2025 (a) (b)	5,600,000	5,598,432
Deutsche Bank AG:
SOFR + 1.22%, 6.56%, 11/16/2027 (a)	3,880,000	3,672,730
Series E, SOFR + 0.50%, 5.84%, 11/8/2023 (a)	8,450,000	8,448,310
DNB Bank ASA SOFR + 0.83%, 6.18%, 3/28/2025 (a) (b)	6,850,000	6,851,301
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 5.77%, 5/21/2024 (a) (b)	5,799,000	5,789,722
Goldman Sachs Group, Inc.:
SOFR + 0.49%, 5.81%, 10/21/2024 (a)	8,472,000	8,449,719
SOFR + 0.50%, 5.84%, 9/10/2024 (a)	8,886,000	8,869,472
SOFR + 0.70%, 6.02%, 1/24/2025 (a)	18,253,000	18,210,836
SOFR + 0.81%, 6.15%, 3/9/2027 (a)	8,180,000	8,060,081
SOFR + 0.82%, 6.16%, 9/10/2027 (a)	2,730,000	2,680,150
SOFR + 0.92%, 6.24%, 10/21/2027 (a)	11,307,000	11,107,318
SOFR + 1.07%, 6.41%, 8/10/2026 (a)	9,200,000	9,197,700
SOFR + 1.12%, 6.46%, 2/24/2028 (a)	4,641,000	4,591,202
SOFR + 1.39%, 6.73%, 3/15/2024 (a)	4,010,000	4,021,108
SOFR + 1.85%, 7.19%, 3/15/2028 (a)	13,766,000	13,941,516
3 mo. USD Term SOFR + 1.43%, 6.80%, 5/15/2026 (a)	1,542,000	1,550,034
Security Description	Principal Amount	Value
SOFR + 0.79%, 6.13%, 12/9/2026 (a)	$2,753,000	$2,722,855
Series MTN, 3 mo. USD Term SOFR + 1.86%, 7.27%, 11/29/2023 (a)	9,293,000	9,308,426
HSBC Holdings PLC:
3 mo. USD Term SOFR + 1.49%, 6.90%, 3/11/2025 (a)	3,531,000	3,537,144
SOFR + 1.43%, 6.77%, 3/10/2026 (a)	14,245,000	14,298,704
SOFR + 1.57%, 6.91%, 8/14/2027 (a)	9,900,000	9,943,560
SOFR + 0.58%, 5.92%, 11/22/2024 (a)	7,389,000	7,375,109
Huntington National Bank SOFR + 1.19%, 6.53%, 5/16/2025 (a)	3,410,000	3,319,942
ING Groep NV:
SOFR + 1.01%, 6.35%, 4/1/2027 (a)	4,985,000	4,914,213
SOFR + 1.56%, 6.90%, 9/11/2027 (a)	5,800,000	5,813,920
SOFR + 1.64%, 6.99%, 3/28/2026 (a)	6,945,000	6,991,879
JPMorgan Chase & Co.:
SOFR + 0.54%, 5.88%, 6/1/2025 (a)	5,486,000	5,466,305
SOFR + 0.60%, 5.94%, 12/10/2025 (a)	6,854,000	6,815,412
SOFR + 0.77%, 6.11%, 9/22/2027 (a)	6,467,000	6,363,722
SOFR + 0.89%, 6.21%, 4/22/2027 (a)	208,000	206,581
SOFR + 0.92%, 6.26%, 2/24/2026 (a)	10,935,000	10,940,358
SOFR + 0.97%, 6.31%, 6/14/2025 (a)	8,141,000	8,153,700
SOFR + 1.18%, 6.52%, 2/24/2028 (a)	7,850,000	7,834,378
SOFR + 1.32%, 6.65%, 4/26/2026 (a) (c)	9,818,000	9,875,337
SOFR + 0.58%, 5.92%, 6/23/2025 (a)	6,916,000	6,893,246
Series GMTN, 3 mo. USD Term SOFR + 1.11%, 6.39%, 1/10/2025 (a)	2,536,000	2,538,688
KeyBank NA SOFR + 0.32%, 5.66%, 6/14/2024 (a)	4,220,000	4,142,774
Lloyds Banking Group PLC SOFR + 1.56%, 6.90%, 8/7/2027 (a)	6,100,000	6,112,932
Macquarie Bank Ltd.:
SOFR + 1.24%, 6.59%, 6/15/2026 (a) (b)	4,250,000	4,267,425
SOFR + 1.31%, 6.66%, 3/21/2025 (a) (b)	5,880,000	5,913,869

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Macquarie Group Ltd.:
SOFR + 0.71%, 6.01%, 10/14/2025 (a) (b)	$4,557,000	$4,518,448
SOFR + 0.92%, 6.27%, 9/23/2027 (a) (b)	4,686,000	4,613,133
Mitsubishi UFJ Financial Group, Inc.:
SOFR + 0.94%, 6.29%, 2/20/2026 (a)	5,150,000	5,147,219
SOFR + 1.39%, 6.74%, 9/12/2025 (a)	4,130,000	4,147,429
SOFR + 1.44%, 6.73%, 4/17/2026 (a)	5,050,000	5,083,128
SOFR + 1.65%, 6.96%, 7/18/2025 (a)	4,000,000	4,022,000
Mizuho Financial Group, Inc. SOFR + 0.96%, 6.31%, 5/22/2026 (a)	12,781,000	12,744,958
Morgan Stanley:
SOFR + 0.63%, 5.96%, 1/24/2025 (a)	15,394,000	15,366,137
SOFR + 1.17%, 6.47%, 4/17/2025 (a)	7,645,000	7,658,455
Series MTN, SOFR + 0.95%, 6.29%, 2/18/2026 (a)	9,515,000	9,515,095
Morgan Stanley Bank NA SOFR + 0.78%, 6.10%, 7/16/2025 (a)	7,000,000	7,001,190
National Australia Bank Ltd.:
SOFR + 0.38%, 5.67%, 1/12/2025 (a) (b)	10,930,000	10,904,642
SOFR + 0.65%, 5.94%, 1/12/2027 (a) (b)	5,330,000	5,288,533
SOFR + 0.76%, 6.11%, 5/13/2025 (a) (b)	8,000,000	8,018,080
National Bank of Canada SOFR + 0.49%, 5.83%, 8/6/2024 (a)	3,408,000	3,401,457
NatWest Markets PLC:
SOFR + 0.53%, 5.87%, 8/12/2024 (a) (b)	3,450,000	3,435,855
SOFR + 0.76%, 6.11%, 9/29/2026 (a) (b)	4,255,000	4,175,304
SOFR + 1.45%, 6.79%, 3/22/2025 (a) (b)	5,650,000	5,678,363
Nordea Bank Abp SOFR + 0.96%, 6.30%, 6/6/2025 (a) (b)	3,205,000	3,210,641
Royal Bank of Canada:
SOFR + 0.36%, 5.70%, 7/29/2024 (a)	8,372,000	8,354,335
SOFR + 0.84%, 6.14%, 4/14/2025 (a)	5,364,000	5,363,034
Series GMTN, SOFR + 0.30%, 5.61%, 1/19/2024 (a)	8,905,000	8,894,670
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.34%, 5.62%, 10/7/2024 (a)	$6,267,000	$6,244,000
Series GMTN, SOFR + 0.44%, 5.76%, 1/21/2025 (a)	4,555,000	4,532,362
Series GMTN, SOFR + 0.53%, 5.84%, 1/20/2026 (a)	3,780,000	3,741,444
Series GMTN, SOFR + 0.57%, 5.91%, 4/27/2026 (a)	3,947,000	3,900,623
Series GMTN, SOFR + 0.59%, 5.93%, 11/2/2026 (a)	4,467,000	4,395,975
Series GMTN, SOFR + 0.60%, 6.40%, 7/20/2026 (a)	5,000,000	4,999,050
Series GMTN, SOFR + 0.71%, 6.03%, 1/21/2027 (a)	3,869,000	3,814,834
Series GMTN, SOFR + 1.08%, 6.37%, 1/12/2026 (a)	3,500,000	3,503,255
Series MTN, SOFR + 0.45%, 5.78%, 10/26/2023 (a)	11,340,000	11,336,144
Skandinaviska Enskilda Banken AB SOFR + 0.96%, 6.30%, 6/9/2025 (a) (b)	4,780,000	4,785,927
Societe Generale SA SOFR + 1.05%, 6.37%, 1/21/2026 (a) (b)	8,840,000	8,782,098
Standard Chartered PLC:
SOFR + 0.93%, 6.27%, 11/23/2025 (a) (b)	5,499,000	5,459,352
SOFR + 1.74%, 7.09%, 3/30/2026 (a) (b)	5,897,000	5,921,944
SOFR + 1.93, 7.20%, 7/6/2027 (a) (b)	6,600,000	6,647,190
Sumitomo Mitsui Financial Group, Inc.:
3 mo. USD Term SOFR + 1.06%, 6.37%, 10/16/2023 (a)	3,063,000	3,063,398
SOFR + 0.88%, 6.16%, 1/14/2027 (a)	11,580,000	11,500,793
SOFR + 1.30%, 6.60%, 7/13/2026 (a)	5,000,000	5,027,550
SOFR + 1.43%, 6.71%, 1/13/2026 (a)	3,700,000	3,730,710
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.44%, 5.79%, 9/16/2024 (a) (b) (c)	8,675,000	8,647,587
SOFR + 1.12%, 6.47%, 3/9/2026 (a) (b)	5,700,000	5,718,468

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.15%, 6.50%, 9/14/2026 (a) (b)	$6,000,000	$6,039,360
Svenska Handelsbanken AB:
SOFR + 0.91%, 6.25%, 6/10/2025 (a) (b)	3,685,000	3,690,233
SOFR + 1.25%, 6.59%, 6/15/2026 (a) (b)	6,000,000	6,043,320
Swedbank AB:
SOFR + 0.91%, 6.18%, 4/4/2025 (a) (b)	4,275,000	4,280,899
SOFR + 1.38%, 6.72%, 6/15/2026 (a) (b)	5,000,000	5,041,550
Toronto-Dominion Bank:
SOFR + 0.36%, 5.70%, 3/4/2024 (a)	8,368,000	8,363,983
SOFR + 0.59%, 5.93%, 9/10/2026 (a)	4,337,000	4,272,249
SOFR + 1.02%, 6.36%, 6/6/2025 (a)	5,068,000	5,077,731
Series MTN, SOFR + 0.35%, 5.69%, 9/10/2024 (a)	10,379,000	10,347,863
Series MTN, SOFR + 0.41%, 5.69%, 1/10/2025 (a)	4,750,000	4,725,395
Series MTN, SOFR + 0.91%, 6.25%, 3/8/2024 (a)	4,977,000	4,985,112
Series MTN, SOFR + 1.08%, 6.38%, 7/17/2026 (a)	3,350,000	3,347,755
Truist Bank SOFR + 0.20%, 5.50%, 1/17/2024 (a) (c)	14,772,000	14,702,276
Truist Financial Corp. Series MTN, SOFR + 0.40%, 5.74%, 6/9/2025 (a) (c)	12,785,000	12,490,050
UBS AG:
SOFR + 0.36%, 5.70%, 2/9/2024 (a) (b)	11,330,000	11,323,542
SOFR + 0.45%, 5.79%, 8/9/2024 (a) (b)	12,171,000	12,147,145
SOFR + 0.47%, 5.77%, 1/13/2025 (a) (b)	3,710,000	3,695,865
SOFR + 0.93%, 6.27%, 9/11/2025 (a)	7,000,000	7,002,100
UBS Group AG SOFR + 1.58%, 6.92%, 5/12/2026 (a) (b) (c)	6,900,000	6,945,264
United Overseas Bank Ltd. SOFR + 0.70%, 5.97%, 4/7/2025 (a) (b)	3,890,000	3,893,462
Wells Fargo & Co. Series MTN, SOFR + 1.32%, 6.64%, 4/25/2026 (a) (c)	9,512,000	9,558,133
Security Description	Principal Amount	Value
Wells Fargo Bank NA:
SOFR + 0.80%, 6.14%, 8/1/2025 (a)	$4,300,000	$4,305,289
SOFR + 1.06%, 6.40%, 8/7/2026 (a)	5,000,000	5,011,750
Westpac Banking Corp.:
3 mo. USD Term SOFR + 1.03%, 6.44%, 2/26/2024 (a)	2,850,000	2,851,368
SOFR + 0.30%, 5.65%, 11/18/2024 (a)	9,205,000	9,174,439
SOFR + 0.52%, 5.87%, 6/3/2026 (a)	5,159,000	5,130,832
SOFR + 1.00%, 6.35%, 8/26/2025 (a)	6,937,000	6,983,825
		1,129,726,309
BEVERAGES — 0.2%
PepsiCo, Inc. SOFR + 0.40%, 5.74%, 2/13/2026 (a)	3,943,000	3,951,162
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 mo. USD Term SOFR + 1.37%, 6.74%, 11/15/2023 (a)	3,306,000	3,306,562
DIVERSIFIED FINANCIAL SERVICES — 3.1%
American Express Co.:
SOFR + 0.23%, 5.57%, 11/3/2023 (a)	4,794,000	4,792,753
SOFR + 0.65%, 5.99%, 11/4/2026 (a)	6,625,000	6,560,539
SOFR + 0.72%, 6.06%, 5/3/2024 (a)	5,811,000	5,809,838
SOFR + 0.76%, 6.10%, 2/13/2026 (a)	3,275,000	3,266,518
SOFR + 0.93%, 6.27%, 3/4/2025 (a)	5,586,000	5,602,088
SOFR + 0.97%, 6.31%, 7/28/2027 (a)	6,000,000	5,932,800
Capital One Financial Corp.:
SOFR + 0.69%, 6.03%, 12/6/2024 (a)	10,498,000	10,368,245
SOFR + 1.35%, 6.69%, 5/9/2025 (a)	4,183,000	4,158,404
Charles Schwab Corp.:
SOFR + 0.50%, 5.84%, 3/18/2024 (a)	13,837,000	13,812,093
SOFR + 0.52%, 5.86%, 5/13/2026 (a)	7,501,000	7,376,108
SOFR + 1.05%, 6.39%, 3/3/2027 (a)	6,441,000	6,359,779
		74,039,165

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 2.1%
CenterPoint Energy, Inc. SOFR + 0.65%, 5.99%, 5/13/2024 (a) (c)	$8,659,000	$8,657,008
Florida Power & Light Co. SOFR + 0.38%, 5.67%, 1/12/2024 (a)	12,122,000	12,122,364
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 5.64%, 10/18/2024 (a)	3,935,000	3,921,306
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.40%, 5.74%, 11/3/2023 (a)	15,194,000	15,192,785
SOFR + 1.02%, 6.36%, 3/21/2024 (a)	4,972,000	4,971,801
Southern California Edison Co. SOFR + 0.83%, 6.17%, 4/1/2024 (a)	5,096,000	5,094,777
		49,960,041
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. SOFR + 1.78%, 7.12%, 3/15/2024 (a)	5,873,000	5,903,540
FOOD — 0.2%
General Mills, Inc. 3 mo. USD Term SOFR + 1.27%, 6.58%, 10/17/2023 (a)	4,348,000	4,349,217
GAS — 0.1%
Spire Missouri, Inc. SOFR + 0.50%, 5.84%, 12/2/2024 (a)	3,435,000	3,426,893
HEALTH CARE PRODUCTS — 0.2%
Baxter International, Inc.:
SOFR + 0.26%, 5.60%, 12/1/2023 (a) (c)	3,556,000	3,551,662
SOFR + 0.44%, 5.78%, 11/29/2024 (a)	251,000	249,376
		3,801,038
HEALTH CARE SERVICES — 0.6%
Roche Holdings, Inc.:
SOFR + 0.24%, 5.58%, 3/5/2024 (a) (b)	5,640,000	5,634,811
SOFR + 0.56%, 5.90%, 3/10/2025 (a) (b)	8,130,000	8,146,667
		13,781,478
Security Description	Principal Amount	Value
INSURANCE — 7.3%
Athene Global Funding:
SOFR + 0.56%, 5.90%, 8/19/2024 (a) (b)	$4,830,000	$4,779,623
SOFR + 0.70%, 6.04%, 5/24/2024 (a) (b)	20,061,000	19,938,829
SOFR + 0.72%, 5.99%, 1/7/2025 (a) (b)	3,545,000	3,475,234
Brighthouse Financial Global Funding SOFR + 0.76%, 6.05%, 4/12/2024 (a) (b)	3,644,000	3,623,193
Corebridge Global Funding SOFR + 0.38%, 5.72%, 12/15/2023 (a) (b)	3,765,000	3,762,026
GA Global Funding Trust:
SOFR + 0.50%, 5.84%, 9/13/2024 (a) (b)	5,650,000	5,565,476
SOFR + 1.36%, 6.64%, 4/11/2025 (a) (b)	3,830,000	3,789,670
Jackson National Life Global Funding SOFR + 1.15%, 6.50%, 6/28/2024 (a) (b)	10,295,000	10,294,588
MassMutual Global Funding II:
SOFR + 0.27%, 5.59%, 10/21/2024 (a) (b)	4,250,000	4,237,208
SOFR + 0.36%, 5.65%, 4/12/2024 (a) (b)	12,439,000	12,424,073
SOFR + 0.98%, 6.28%, 7/10/2026 (a) (b)	1,762,000	1,763,921
Metropolitan Life Global Funding I:
SOFR + 0.30%, 5.64%, 9/27/2024 (a) (b)	5,125,000	5,113,520
SOFR + 0.32%, 5.60%, 1/7/2024 (a) (b)	7,348,000	7,346,016
SOFR + 0.91%, 6.25%, 3/21/2025 (a) (b)	4,193,000	4,204,950
New York Life Global Funding:
SOFR + 0.31%, 5.64%, 4/26/2024 (a) (b)	6,309,000	6,304,268
SOFR + 0.33%, 5.63%, 1/14/2025 (a) (b)	5,040,000	5,027,098
SOFR + 0.36%, 5.68%, 10/21/2023 (a) (b)	3,600,000	3,600,108
SOFR + 0.43%, 5.77%, 6/6/2024 (a) (b)	4,515,000	4,510,620
SOFR + 0.48%, 5.82%, 6/9/2026 (a) (b)	7,992,000	7,905,287
SOFR + 0.61%, 5.93%, 4/21/2025 (a) (b)	780,000	779,087
SOFR + 0.65%, 5.99%, 5/2/2025 (a) (b)	500,000	500,365
SOFR + 0.93%, 6.28%, 4/2/2026 (a) (b)	9,500,000	9,508,455

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Northwestern Mutual Global Funding:
SOFR + 0.33%, 5.67%, 3/25/2024 (a) (b)	$4,427,000	$4,421,643
SOFR + 0.70%, 6.04%, 6/13/2025 (a) (b)	650,000	648,778
Pacific Life Global Funding II:
SOFR + 0.40%, 5.74%, 1/27/2025 (a) (b)	2,820,000	2,800,627
SOFR + 0.62%, 5.96%, 6/4/2026 (a) (b)	7,963,000	7,840,688
SOFR + 0.80%, 6.14%, 12/6/2024 (a) (b)	4,000,000	3,990,680
SOFR + 0.80%, 6.15%, 3/30/2025 (a) (b)	3,700,000	3,700,222
SOFR + 0.86%, 6.20%, 6/16/2025 (a) (b)	6,000,000	6,001,620
SOFR + 1.05%, 6.39%, 7/28/2026 (a) (b)	2,000,000	1,997,640
Principal Life Global Funding II:
SOFR + 0.38%, 5.72%, 8/23/2024 (a) (b)	3,377,000	3,365,586
SOFR + 0.45%, 5.74%, 4/12/2024 (a) (b)	3,709,000	3,703,066
Protective Life Global Funding:
SOFR + 0.98%, 6.33%, 3/28/2025 (a) (b)	7,975,000	7,988,876
SOFR + 1.05%, 6.39%, 12/11/2024 (a) (b)	900,000	902,871
		175,815,912
INTERNET — 0.2%
Tencent Holdings Ltd.:
3 mo. USD Term SOFR + 1.17%, 6.47%, 4/11/2024 (a) (b)	1,500,000	1,505,340
3 mo. USD Term SOFR + 1.17%, 6.47%, 4/11/2024 (a)	2,375,000	2,383,455
		3,888,795
MACHINERY, CONSTRUCTION & MINING — 1.4%
Caterpillar Financial Services Corp.:
Series MTN, SOFR + 0.17%, 5.45%, 1/10/2024 (a)	4,005,000	4,002,236
Series MTN, SOFR + 0.25%, 5.59%, 5/17/2024 (a)	6,153,000	6,150,416
Series MTN, SOFR + 0.27%, 5.61%, 9/13/2024 (a)	8,535,000	8,530,306
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.45%, 5.79%, 11/13/2023 (a)	$3,835,000	$3,834,310
Series MTN, SOFR + 0.46%, 5.80%, 8/11/2025 (a)	7,000,000	7,003,360
Series MTN, SOFR + 0.52%, 5.86%, 6/13/2025 (a)	5,454,000	5,458,090
		34,978,718
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
Series MTN, SOFR + 0.20%, 5.47%, 10/11/2024 (a)	7,379,000	7,368,596
Series MTN, SOFR + 0.50%, 5.85%, 7/3/2025 (a)	5,000,000	5,003,100
Series MTN, SOFR + 0.56%, 5.90%, 3/7/2025 (a)	3,699,000	3,706,509
Series MTN, SOFR + 0.57%, 5.91%, 3/3/2026 (a)	3,671,000	3,670,633
Series MTN, SOFR + 0.79%, 6.13%, 6/8/2026 (a)	5,060,000	5,086,514
		24,835,352
MEDIA — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3 mo. USD Term SOFR + 1.91%, 7.28%, 2/1/2024 (a)	8,334,000	8,363,752
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co. Series MTN, 3 mo. USD Term SOFR + 0.56%, 5.93%, 2/14/2024 (a)	4,564,000	4,563,270
General Electric Co. Series A, 3 mo. USD Term SOFR + 0.64%, 6.01%, 5/5/2026 (a)	4,795,000	4,782,245
		9,345,515
OIL & GAS — 0.2%
Shell International Finance BV 3 mo. USD Term SOFR + 0.66%, 6.03%, 11/13/2023 (a)	5,622,000	5,617,559

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.4%
Bayer U.S. Finance II LLC 3 mo. USD Term SOFR + 1.27%, 6.68%, 12/15/2023 (a) (b)	$8,988,000	$8,990,157
PIPELINES — 0.5%
Enbridge, Inc. SOFR + 0.63%, 5.97%, 2/16/2024 (a)	8,006,000	8,009,122
TransCanada PipeLines Ltd. SOFR + 1.52%, 6.86%, 3/9/2026 (a)	4,400,000	4,413,860
		12,422,982
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Public Storage Operating Co.:
SOFR + 0.47%, 5.79%, 4/23/2024 (a) (c)	8,177,000	8,176,019
SOFR + 0.60%, 5.93%, 7/25/2025 (a) (c)	5,000,000	4,998,950
		13,174,969
RETAIL — 0.2%
Starbucks Corp. SOFR + 0.42%, 5.76%, 2/14/2024 (a)	5,795,000	5,786,365
SAVINGS & LOANS — 0.1%
Nationwide Building Society SOFR + 1.29%, 6.63%, 2/16/2028 (a) (b)	3,565,000	3,480,616
SEMICONDUCTORS — 0.3%
Analog Devices, Inc. SOFR + 0.25%, 5.60%, 10/1/2024 (a)	6,772,000	6,767,869
TELECOMMUNICATIONS — 1.6%
AT&T, Inc. 3 mo. USD Term SOFR + 1.44%, 6.85%, 6/12/2024 (a)	16,201,000	16,281,195
Verizon Communications, Inc.:
3 mo. USD Term SOFR + 1.36%, 6.73%, 5/15/2025 (a)	463,000	467,593
SOFR + 0.79%, 6.13%, 3/20/2026 (a)	16,967,000	17,012,302
Security Description	Principal Amount	Value
Vodafone Group PLC 3 mo. USD Term SOFR + 1.25%, 6.56%, 1/16/2024 (a)	$5,682,000	$5,689,046
		39,450,136
TOTAL CORPORATE BONDS & NOTES (Cost $1,790,031,152)		1,788,299,964
FOREIGN GOVERNMENT OBLIGATIONS — 24.9%
ANZ New Zealand International Ltd. SOFR + 0.60%, 5.95%, 2/18/2025 (a) (b)	5,720,000	5,709,475
Asian Development Bank:
Series GMTN, SOFR + 1.00%, 6.26%, 4/6/2027 (a)	15,150,000	15,458,454
Series GMTN, SOFR + 1.00%, 6.34%, 6/16/2026 (a)	21,475,000	21,891,185
Series GMTN, SOFR + 1.00%, 6.34%, 8/27/2026 (a)	9,850,000	10,052,122
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 5.51%, 4/15/2026 (a) (b) (c)	4,500,000	4,487,220
SOFR + 0.62%, 5.96%, 8/16/2027 (a) (b)	8,750,000	8,783,425
BNG Bank NV SOFR + 1.00%, 6.34%, 8/5/2026 (a) (b)	5,000,000	5,080,500
Cooperatieve Rabobank UA:
SOFR + 0.38%, 5.66%, 1/10/2025 (a)	5,972,000	5,953,427
SOFR + 0.90%, 6.25%, 10/5/2026 (a)	5,000,000	4,999,950
Series MTN, SOFR + 0.70%, 6.01%, 7/18/2025 (a)	7,525,000	7,530,343
CPPIB Capital, Inc.:
SOFR + 1.25%, 6.51%, 4/4/2025 (a) (b)	9,650,000	9,774,968
SOFR + 1.25%, 6.59%, 3/11/2026 (a) (b)	17,900,000	18,267,666
European Bank for Reconstruction & Development:
Series GMTN, SOFR + 0.19%, 5.49%, 4/14/2026 (a)	28,832,000	28,804,033
Series GMTN, SOFR + 0.28%, 5.58%, 10/15/2024 (a)	20,155,000	20,181,605

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
European Investment Bank:
SOFR + 0.28%, 5.62%, 3/5/2024 (a) (b)	$16,750,000	$16,762,562
SOFR + 1.00%, 6.32%, 1/21/2026 (a) (b)	17,500,000	17,809,925
SOFR + 1.00%, 6.34%, 5/21/2028 (a) (b)	14,000,000	14,402,780
Inter-American Development Bank:
SOFR + 0.17%, 5.51%, 9/16/2026 (a)	23,594,000	23,539,262
SOFR + 0.28%, 5.56%, 4/12/2027 (a)	17,000,000	16,976,880
SOFR + 0.35%, 5.61%, 10/4/2027 (a)	10,650,000	10,666,934
SOFR + 0.35%, 5.69%, 10/5/2028 (a)	6,000,000	5,989,980
Series GMTN, SOFR + 0.20%, 5.54%, 2/10/2026 (a)	22,110,000	22,084,573
Series GMTN, SOFR + 0.25%, 5.59%, 2/4/2025 (a)	13,150,000	13,162,229
Series GMTN, SOFR + 0.27%, 5.61%, 3/20/2028 (a)	14,500,000	14,447,220
Inter-American Investment Corp. SOFR + 0.27%, 5.61%, 3/22/2024 (a)	3,430,000	3,430,412
International Bank for Reconstruction & Development:
SOFR + 0.18%, 5.52%, 6/15/2026 (a)	10,865,000	10,843,922
SOFR + 0.31%, 5.65%, 9/18/2025 (a)	22,550,000	22,602,992
SOFR + 0.31%, 5.65%, 9/23/2026 (a)	27,400,000	27,477,268
SOFR + 0.37%, 5.65%, 1/12/2027 (a)	30,800,000	30,884,700
SOFR + 0.43%, 5.77%, 8/19/2027 (a)	33,136,000	33,287,763
SOFR + 0.30%, 5.64%, 8/6/2024 (a)	16,904,000	16,929,863
SOFR + 0.39%, 5.73%, 6/17/2024 (a)	13,725,000	13,752,999
International Finance Corp.:
SOFR + 0.28%, 5.62%, 3/16/2026 (a)	9,950,000	9,963,234
Series MTN, SOFR + 0.09%, 5.44%, 4/3/2024 (a)	7,200,000	7,200,360
Kommunalbanken AS:
SOFR + 0.16%, 5.48%, 10/27/2023 (a) (b)	14,542,000	14,541,855
SOFR + 1.00%, 6.34%, 6/17/2026 (a) (b)	20,550,000	20,885,170
Security Description	Principal Amount	Value
Korea Development Bank SOFR + 0.25%, 5.59%, 3/9/2024 (a)	$3,420,000	$3,416,241
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 6.34%, 2/12/2024 (a)	17,037,000	17,092,541
National Australia Bank Ltd. SOFR + 0.86%, 6.21%, 6/9/2025 (a) (b)	6,375,000	6,398,205
Nordic Investment Bank SOFR + 1.00%, 6.34%, 5/12/2026 (a)	14,650,000	14,925,566
PSP Capital, Inc. SOFR + 0.24%, 5.58%, 3/3/2025 (a) (b)	11,638,000	11,627,409
Svensk Exportkredit AB Series GMTN, SOFR + 1.00%, 6.34%, 8/3/2026 (a)	13,640,000	13,855,512
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $602,223,779)		601,932,730
	Shares
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	34,171,177	34,178,011
State Street Navigator Securities Lending Portfolio II (f) (g)	8,176,572	8,176,572
TOTAL SHORT-TERM INVESTMENTS (Cost $42,354,578)		42,354,583
TOTAL INVESTMENTS — 100.4% (Cost $2,434,609,509)		2,432,587,277
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(10,706,381)
NET ASSETS — 100.0%		$2,421,880,896
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 29.9% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,788,299,964	$—	$1,788,299,964
Foreign Government Obligations	—	601,932,730	—	601,932,730
Short-Term Investments	42,354,583	—	—	42,354,583
TOTAL INVESTMENTS	$42,354,583	$2,390,232,694	$—	$2,432,587,277

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	62,922,391	$62,934,976	$144,348,087	$173,108,431	$3,491	$(112)	34,171,177	$34,178,011	$404,956
State Street Navigator Securities Lending Portfolio II	14,692,000	14,692,000	31,194,050	37,709,478	—	—	8,176,572	8,176,572	19,361
Total		$77,626,976	$175,542,137	$210,817,909	$3,491	$(112)		$42,354,583	$424,317
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 1.0%
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	$8,026,000	$7,134,231
7.75%, 4/15/2028 (a) (b)	4,009,000	3,200,745
9.00%, 9/15/2028 (a)	4,620,000	4,579,390
CMG Media Corp. 8.88%, 12/15/2027 (a)	4,939,000	3,865,805
Lamar Media Corp.:
3.75%, 2/15/2028	4,821,000	4,291,269
4.00%, 2/15/2030	889,000	753,516
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.00%, 8/15/2027 (a)	8,506,000	7,524,578
6.25%, 6/15/2025 (a)	1,627,500	1,595,113
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	3,590,000	3,239,939
		36,184,586
AEROSPACE & DEFENSE — 3.4%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	12,230,000	11,081,481
7.13%, 6/15/2026 (a)	7,795,000	7,553,355
7.88%, 4/15/2027 (a)	4,781,000	4,664,248
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	1,751,000	1,630,706
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	5,015,000	4,952,664
5.90%, 2/1/2027	3,448,000	3,387,970
6.88%, 5/1/2025	4,038,000	4,051,527
Moog, Inc. 4.25%, 12/15/2027 (a)	4,676,500	4,222,084
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	9,245,000	8,730,516
5.75%, 10/15/2027 (a)	802,000	772,759
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	7,277,000	5,667,255
7.50%, 4/15/2025 (a) (b)	6,463,000	6,348,152
TransDigm, Inc.:
5.50%, 11/15/2027	14,159,000	13,288,505
6.25%, 3/15/2026 (a)	31,077,000	30,651,556
6.75%, 8/15/2028 (a)	13,263,000	13,071,615
7.50%, 3/15/2027	100,000	100,165
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	1,274,000	1,210,389
9.00%, 3/15/2028 (a)	7,657,000	7,569,940
		128,954,887
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	2,849,500	2,717,597
Security Description	Principal Amount	Value
Vector Group Ltd. 10.50%, 11/1/2026 (a)	$4,516,000	$4,522,819
		7,240,416
AIRLINES — 3.1%
Air Canada 3.88%, 8/15/2026 (a)	5,631,000	5,112,385
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	2,939,000	2,763,865
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	2,880,000	2,726,899
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	3,634,777	3,215,796
Series 2014-1, Class A, 3.70%, 4/1/2028	2,350,169	2,125,869
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	5,990,000	5,727,219
11.75%, 7/15/2025 (a)	11,726,000	12,605,450
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/2026 (a)	22,219,597	21,727,878
Delta Air Lines, Inc.:
2.90%, 10/28/2024	7,470,000	7,179,342
7.38%, 1/15/2026 (b)	11,050,000	11,191,219
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	11,013,480	9,912,242
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	8,573,999	8,568,532
United Airlines Holdings, Inc. 4.88%, 1/15/2025 (b)	3,612,000	3,505,157
United Airlines, Inc. 4.38%, 4/15/2026 (a)	13,547,000	12,535,716
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a) (b)	7,033,000	6,056,679
9.50%, 6/1/2028 (a)	1,390,000	1,224,381
		116,178,629
APPAREL — 0.2%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	3,527,000	3,239,832
Under Armour, Inc. 3.25%, 6/15/2026	5,670,000	5,083,892
William Carter Co. 5.63%, 3/15/2027 (a)	688,000	661,849
		8,985,573
AUTO MANUFACTURERS — 2.6%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	862,000	795,092

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	$7,469,000	$7,560,645
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	3,450,000	3,235,997
2.70%, 8/10/2026	4,946,000	4,403,523
3.38%, 11/13/2025	11,660,000	10,815,466
3.66%, 9/8/2024	3,799,000	3,675,495
3.81%, 1/9/2024	2,031,000	2,010,812
4.06%, 11/1/2024	5,653,000	5,470,295
4.13%, 8/4/2025	1,956,000	1,854,699
4.13%, 8/17/2027	4,173,000	3,800,768
4.27%, 1/9/2027	4,910,000	4,538,706
Series GMTN, 4.39%, 1/8/2026	5,750,000	5,427,425
4.69%, 6/9/2025	5,528,000	5,303,950
4.95%, 5/28/2027	2,674,000	2,510,030
5.13%, 6/16/2025	5,293,000	5,124,100
5.58%, 3/18/2024	5,075,000	5,041,809
6.80%, 5/12/2028 (b)	3,311,000	3,306,232
6.95%, 3/6/2026	1,386,000	1,382,549
6.95%, 6/10/2026	6,116,000	6,108,355
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	1,008,000	873,563
5.88%, 1/15/2028 (a)	2,495,000	2,241,458
7.75%, 10/15/2025 (a)	4,901,000	4,917,957
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	2,967,000	2,885,734
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	4,772,000	4,528,580
		97,813,240
AUTO PARTS & EQUIPMENT — 1.9%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	3,970,000	3,741,804
7.00%, 4/15/2028 (a)	4,212,000	4,163,941
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	1,066,000	862,884
6.50%, 4/1/2027 (b)	3,343,000	3,173,811
6.88%, 7/1/2028	209,000	189,699
Clarios Global LP 6.75%, 5/15/2025 (a)	1,256,000	1,246,417
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	5,682,000	5,561,428
6.75%, 5/15/2028 (a)	4,102,000	4,003,429
8.50%, 5/15/2027 (a)	2,597,500	2,586,279
Cooper-Standard Automotive, Inc. 5.63%, 5/15/2027 (a)	1,760,121	1,165,587
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	208,000	203,582
Security Description	Principal Amount	Value
Dana, Inc.:
5.38%, 11/15/2027	$1,330,000	$1,234,799
5.63%, 6/15/2028 (b)	2,974,000	2,721,240
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	1,876,000	1,758,956
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	2,499,000	2,300,404
5.00%, 5/31/2026 (b)	6,683,000	6,349,518
9.50%, 5/31/2025	4,924,000	5,012,534
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	4,468,111	4,125,586
6.00%, 5/15/2027 (a)	670,221	628,044
Tenneco, Inc. 8.00%, 11/17/2028 (a)	10,800,000	8,788,500
Titan International, Inc. 7.00%, 4/30/2028	40,000	37,407
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	6,964,000	6,701,457
6.88%, 4/14/2028 (a)	5,604,000	5,486,596
		72,043,902
BANKS — 1.0%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	6,198,000	5,447,174
7.63%, 5/1/2026 (a)	3,427,000	3,194,273
8.25%, 4/15/2025 (a)	1,663,000	1,663,765
12.00%, 10/1/2028 (a)	1,092,000	1,108,391
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	16,782,000	16,373,023
5.71%, 1/15/2026 (a)	9,748,000	9,300,664
		37,087,290
BIOTECHNOLOGY — 0.0% (c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,058,000	863,784
CHEMICALS — 1.5%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	3,862,000	2,750,207
Avient Corp. 5.75%, 5/15/2025 (a)	2,338,000	2,295,823
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	1,298,000	1,206,218
Braskem Netherlands Finance BV 8.50%, 1/12/2031 (a) (b)	2,500,000	2,475,050
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	3,894,000	3,866,703
Chemours Co. 4.63%, 11/15/2029 (a)	2,842,000	2,287,810
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	1,328,000	1,195,306

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	$890,000	$820,989
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	4,522,000	3,509,253
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a) (b)	397,000	376,392
INEOS Finance PLC 6.75%, 5/15/2028 (a) (b)	7,057,000	6,603,729
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	3,162,000	2,896,772
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	2,312,000	2,110,232
Methanex Corp. 5.13%, 10/15/2027	5,702,000	5,258,441
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	620,000	567,641
Olin Corp. 5.13%, 9/15/2027 (b)	6,368,000	5,953,953
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	4,574,571	3,863,134
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a) (b)	6,227,000	5,482,251
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	2,588,000	2,364,164
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	1,092,000	1,006,114
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	1,483,700	1,359,232
		58,249,414
COAL — 0.0% (c)
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	962,000	960,326
COMMERCIAL SERVICES — 4.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	3,218,000	2,964,615
Albion Financing 1 Sarl/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a) (b)	3,266,000	3,085,749
Albion Financing 2 Sarl 8.75%, 4/15/2027 (a) (b)	1,888,000	1,758,483
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	10,925,000	10,361,488
9.75%, 7/15/2027 (a)	5,806,000	5,190,274
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl:
4.63%, 6/1/2028 (a)	$9,573,000	$7,934,007
4.63%, 6/1/2028 (a) (b)	5,597,000	4,672,376
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	4,576,000	4,154,184
Aptim Corp. 7.75%, 6/15/2025 (a)	1,416,000	1,309,899
APX Group, Inc. 6.75%, 2/15/2027 (a)	7,217,000	6,951,198
ASGN, Inc. 4.63%, 5/15/2028 (a)	1,350,000	1,206,603
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	3,244,000	2,842,166
5.75%, 7/15/2027 (a)	2,027,000	1,902,664
Block, Inc. 2.75%, 6/1/2026 (b)	3,067,000	2,755,147
Brink's Co.:
4.63%, 10/15/2027 (a)	3,130,000	2,856,751
5.50%, 7/15/2025 (a)	2,655,000	2,601,103
Cimpress PLC 7.00%, 6/15/2026	947,000	886,591
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	2,889,000	2,931,959
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	3,777,000	2,869,123
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	2,275,000	2,079,259
7.75%, 2/15/2028 (a)	937,000	919,787
9.50%, 11/1/2027 (a)	3,922,154	3,746,991
Gartner, Inc. 4.50%, 7/1/2028 (a)	936,000	853,997
Graham Holdings Co. 5.75%, 6/1/2026 (a)	4,011,000	3,873,784
Grand Canyon University 4.13%, 10/1/2024 (b)	39,000	37,236
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,924,000	4,655,002
Hertz Corp. 4.63%, 12/1/2026 (a)	4,445,000	3,940,270
Korn Ferry 4.63%, 12/15/2027 (a)	4,021,000	3,699,320
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	1,397,000	1,373,139
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (a)	3,848,000	3,272,878
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	6,984,000	6,114,213

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 4/15/2024 (a)	$6,912,000	$6,872,878
5.75%, 4/15/2026 (a)	5,616,000	5,453,361
6.25%, 1/15/2028 (a) (b)	9,227,000	8,544,294
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	6,556,000	6,408,556
11.25%, 12/15/2027 (a) (b)	344,000	315,589
Service Corp. International 4.63%, 12/15/2027	499,000	462,857
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a) (b)	1,273,000	1,200,172
Sotheby's 7.38%, 10/15/2027 (a)	7,106,000	6,545,194
United Rentals North America, Inc.:
3.88%, 11/15/2027	3,443,000	3,122,560
4.88%, 1/15/2028 (b)	10,491,000	9,819,786
5.50%, 5/15/2027 (b)	7,775,000	7,556,989
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	4,776,000	4,776,382
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	5,038,000	4,703,225
Williams Scotsman International, Inc.:
4.63%, 8/15/2028 (a)	3,500,000	3,132,500
6.13%, 6/15/2025 (a)	3,477,000	3,442,473
		176,157,072
COMPUTERS — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	2,434,200	2,064,786
NCR Corp. 5.75%, 9/1/2027 (a)	2,828,000	2,849,747
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	5,820,600	5,379,748
8.25%, 2/1/2028 (a) (b)	750,000	716,212
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,763,000	1,600,874
Seagate HDD Cayman:
4.75%, 1/1/2025	2,430,000	2,371,486
4.88%, 6/1/2027	579,000	547,074
Unisys Corp. 6.88%, 11/1/2027 (a) (b)	3,748,000	2,806,203
Vericast Corp. 11.00%, 9/15/2026 (a)	3,028,452	3,164,975
		21,501,105
CONSTRUCTION MATERIALS — 0.8%
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	4,608,000	4,448,056
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	3,008,000	2,872,971
Security Description	Principal Amount	Value
Griffon Corp. 5.75%, 3/1/2028	$7,014,000	$6,363,101
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	3,245,000	3,025,151
JELD-WEN, Inc.:
4.63%, 12/15/2025 (a)	378,000	363,844
4.88%, 12/15/2027 (a) (b)	2,229,000	1,966,201
Masonite International Corp. 5.38%, 2/1/2028 (a)	351,000	326,577
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,563,000	3,193,731
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	2,474,000	2,231,474
5.00%, 2/15/2027 (a)	7,046,000	6,543,691
		31,334,797
DISTRIBUTION & WHOLESALE — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	4,000,000	3,545,320
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	4,072,000	3,864,898
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a) (b)	1,670,000	1,660,030
OPENLANE, Inc. 5.13%, 6/1/2025 (a)	8,000	7,750
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	3,148,000	3,140,224
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a) (d)	2,414,000	97,550
9.00%, 11/15/2026 (a) (d)	48,500	4,690
		12,320,462
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AG Issuer LLC 6.25%, 3/1/2028 (a)	2,065,000	1,929,329
Aircastle Ltd. 6.50%, 7/18/2028 (a)	4,982,000	4,878,524
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	8,894,000	8,654,307
Avolon Holdings Funding Ltd. 6.38%, 5/4/2028 (a)	4,582,000	4,501,769
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a)	2,649,000	2,432,550
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	1,589,000	1,450,090
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	1,421,000	1,381,269
6.63%, 3/15/2026 (b)	3,539,000	3,414,144
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	4,932,000	1,970,877
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	5,338,000	5,262,147

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	$887,000	$735,358
GGAM Finance Ltd.:
7.75%, 5/15/2026 (a)	1,080,000	1,071,166
8.00%, 6/15/2028 (a)	2,250,000	2,250,315
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	13,105,000	12,483,168
goeasy Ltd. 5.38%, 12/1/2024 (a) (b)	260,000	256,051
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	6,691,000	5,632,350
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	508,000	320,025
6.50%, 11/1/2025 (a) (b)	4,358,000	3,616,966
Macquarie Airfinance Holdings Ltd. 8.38%, 5/1/2028 (a)	470,000	476,321
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	7,916,000	6,867,130
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	2,971,000	2,775,627
5.50%, 8/15/2028 (a)	3,694,000	3,258,810
Navient Corp.:
4.88%, 3/15/2028	1,933,000	1,643,050
5.00%, 3/15/2027	6,325,000	5,685,416
5.88%, 10/25/2024	2,099,000	2,064,681
Series MTN, 6.13%, 3/25/2024	5,987,000	5,956,347
6.75%, 6/15/2026	3,764,000	3,638,696
NFP Corp.:
4.88%, 8/15/2028 (a)	1,307,000	1,150,879
6.88%, 8/15/2028 (a)	13,246,000	11,352,484
OneMain Finance Corp.:
3.50%, 1/15/2027	4,750,000	4,067,520
3.88%, 9/15/2028	2,839,000	2,280,455
6.13%, 3/15/2024	2,661,000	2,650,542
6.63%, 1/15/2028	1,917,000	1,765,940
6.88%, 3/15/2025	2,128,000	2,109,827
7.13%, 3/15/2026 (b)	18,730,000	18,314,943
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	1,186,000	1,191,883
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	4,126,000	3,853,189
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	2,258,000	2,021,113
PRA Group, Inc. 8.38%, 2/1/2028 (a)	3,657,000	3,338,548
Radian Group, Inc. 4.88%, 3/15/2027	658,000	614,947
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.88%, 10/15/2026 (a)	5,408,000	4,760,013
Security Description	Principal Amount	Value
SLM Corp.:
3.13%, 11/2/2026	$3,399,000	$2,955,261
4.20%, 10/29/2025	2,904,000	2,716,576
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	1,517,000	1,443,001
5.75%, 6/15/2027 (a)	2,276,000	2,059,461
		163,253,065
ELECTRIC — 2.7%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	2,662,000	2,303,988
Calpine Corp.:
4.50%, 2/15/2028 (a)	6,810,000	6,141,394
4.63%, 2/1/2029 (a)	1,727,000	1,446,052
5.13%, 3/15/2028 (a) (b)	4,553,000	4,054,583
5.25%, 6/1/2026 (a)	5,511,000	5,331,011
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	4,172,000	3,737,278
DPL, Inc. 4.13%, 7/1/2025 (b)	2,297,000	2,184,516
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	3,537,000	3,386,218
FirstEnergy Corp. Series B, 4.15%, 7/15/2027	12,341,000	11,471,823
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	6,007,000	5,442,822
4.25%, 7/15/2024 (a)	5,128,000	5,018,927
4.50%, 9/15/2027 (a)	4,457,000	4,036,482
NRG Energy, Inc.:
5.75%, 1/15/2028	4,719,000	4,423,591
6.63%, 1/15/2027	4,902,000	4,802,293
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,042,000	5,256,419
PG&E Corp.:
5.00%, 7/1/2028 (b)	2,496,000	2,260,153
5.25%, 7/1/2030 (b)	814,000	708,546
Pike Corp. 5.50%, 9/1/2028 (a)	4,559,000	3,998,471
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	1,962,000	1,924,781
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	14,464,000	13,300,082
5.50%, 9/1/2026 (a)	7,465,000	7,110,114
5.63%, 2/15/2027 (a)	6,324,000	5,991,168
		104,330,712
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	5,190,000	4,494,851

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	$10,223,000	$10,252,238
7.25%, 6/15/2028 (a)	3,593,000	3,617,684
		18,364,773
ELECTRONICS — 0.4%
Likewize Corp. 9.75%, 10/15/2025 (a)	2,888,000	2,859,784
Sensata Technologies BV:
5.00%, 10/1/2025 (a)	4,529,000	4,390,277
5.63%, 11/1/2024 (a)	7,802,000	7,710,561
		14,960,622
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	5,329,000	4,345,906
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a) (b)	2,191,000	1,878,804
11.75%, 10/1/2028 (a)	2,187,000	2,106,584
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	5,240,000	4,755,772
		13,087,066
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (d)	4,563,528	75,663
Series 144, 1.50%, 10/26/2024 (a) (d)	4,407,136	397
AECOM 5.13%, 3/15/2027	8,219,000	7,767,448
Artera Services LLC 9.03%, 12/4/2025 (a) (b)	5,992,117	5,526,769
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	2,605,000	2,383,575
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,690,000	2,332,472
		18,086,324
ENTERTAINMENT — 4.1%
Affinity Interactive 6.88%, 12/15/2027 (a)	7,833,000	6,636,744
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,920,000	3,957,894
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (a)	10,415,270	7,479,414
Banijay Entertainment SASU 8.13%, 5/1/2029 (a)	749,000	743,690
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	1,317,000	1,116,566
6.25%, 7/1/2025 (a)	27,886,000	27,528,780
8.13%, 7/1/2027 (a) (b)	9,357,000	9,401,820
Security Description	Principal Amount	Value
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	$8,885,000	$8,854,080
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	9,116,000	8,543,971
5.50%, 5/1/2025 (a)	1,979,000	1,939,163
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	8,453,000	7,626,550
5.50%, 4/1/2027 (a) (b)	1,438,000	1,368,084
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	4,864,000	4,318,551
International Game Technology PLC:
4.13%, 4/15/2026 (a)	7,759,000	7,290,279
6.25%, 1/15/2027 (a)	4,194,000	4,110,246
6.50%, 2/15/2025 (a)	1,128,000	1,123,996
Light & Wonder International, Inc. 7.00%, 5/15/2028 (a)	4,108,000	4,039,232
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	2,101,000	1,860,477
4.75%, 10/15/2027 (a) (b)	4,885,000	4,474,709
4.88%, 11/1/2024 (a)	3,186,000	3,127,792
6.50%, 5/15/2027 (a)	7,195,000	7,091,392
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	3,022,000	2,899,821
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	2,238,000	1,905,970
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	10,334,000	9,509,450
13.25%, 12/15/2027 (a)	1,636,000	1,725,375
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	1,055,000	973,923
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	1,452,000	1,443,825
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a) (b)	3,500,000	2,841,370
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	476,000	444,132
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	2,566,000	2,375,859
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,685,000	2,680,328
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	2,014,000	1,829,316

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (e)	$4,033,000	$4,295,266
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,724,000	1,716,087
		157,274,152
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	4,500,000	4,232,295
Enviri Corp. 5.75%, 7/31/2027 (a)	2,273,000	1,998,194
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	4,280,000	3,681,998
3.75%, 8/1/2025 (a)	5,667,000	5,380,646
4.00%, 8/1/2028 (a)	500,000	436,885
4.25%, 6/1/2025 (a)	2,183,000	2,093,803
5.13%, 12/15/2026 (a)	4,239,000	4,037,605
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,423,000	1,226,783
Stericycle, Inc. 5.38%, 7/15/2024 (a)	3,301,000	3,260,332
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	1,208,000	1,129,565
		27,478,106
FOOD — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	3,406,000	3,149,869
3.50%, 3/15/2029 (a)	1,085,000	924,431
4.63%, 1/15/2027 (a)	6,929,000	6,546,173
5.88%, 2/15/2028 (a)	7,099,000	6,828,528
6.50%, 2/15/2028 (a)	3,923,000	3,875,610
B&G Foods, Inc.:
5.25%, 4/1/2025	6,140,000	6,023,278
5.25%, 9/15/2027 (b)	692,982	580,178
8.00%, 9/15/2028 (a)	3,004,000	3,007,875
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,289,000	1,136,241
7.50%, 4/15/2025 (a) (b)	252,000	249,797
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	2,269,000	567,205
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	1,380,000	1,271,946
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	8,382,000	7,927,444
Post Holdings, Inc.:
5.63%, 1/15/2028 (a)	7,609,000	7,203,288
5.75%, 3/1/2027 (a)	5,630,000	5,405,476
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	1,765,000	1,477,199
Security Description	Principal Amount	Value
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	$1,851,000	$1,517,413
U.S. Foods, Inc. 6.88%, 9/15/2028 (a)	3,072,000	3,065,672
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	2,088,000	1,592,538
		62,350,161
FOOD SERVICE — 0.5%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	4,528,162	4,454,579
5.00%, 2/1/2028 (a)	6,207,000	5,734,399
6.38%, 5/1/2025 (a)	5,097,000	5,178,246
TKC Holdings, Inc. 6.88%, 5/15/2028 (a) (b)	3,107,220	2,753,277
		18,120,501
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 12.88%, 10/1/2028 (a)	2,500,000	2,527,600
GAS — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	1,705,006	1,654,350
5.75%, 5/20/2027	2,464,798	2,310,403
5.88%, 8/20/2026	4,167,000	4,003,112
9.38%, 6/1/2028 (a)	3,366,000	3,411,408
		11,379,273
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	2,160,000	2,218,190
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	7,632,000	6,958,705
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a)	5,446,000	5,458,417
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,576,000	3,199,483
4.63%, 11/15/2027	487,000	447,465
		16,064,070
HEALTH CARE SERVICES — 3.8%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	863,000	804,601
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	2,915,000	1,934,656
Akumin, Inc. 7.00%, 11/1/2025 (a) (b)	3,326,000	2,512,494
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	4,818,000	4,435,595
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	3,900,000	3,502,941

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a) (b)	$11,975,000	$10,257,785
6.88%, 4/15/2029 (a)	4,306,000	2,294,021
8.00%, 3/15/2026 (a)	15,928,000	15,183,844
8.00%, 12/15/2027 (a)	3,429,000	3,174,157
Encompass Health Corp.:
4.50%, 2/1/2028	4,293,000	3,915,860
5.75%, 9/15/2025	1,808,000	1,778,258
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (b)	3,487,000	2,362,059
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	2,130,000	2,137,775
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	1,836,000	1,751,103
5.00%, 5/15/2027 (a)	11,631,000	10,960,473
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	2,622,700	2,255,574
ModivCare, Inc. 5.88%, 11/15/2025 (a)	2,529,000	2,405,332
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	7,548,000	6,759,687
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	3,939,000	3,635,146
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,629,000	1,866,505
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	8,915,500	8,649,818
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a) (b)	4,709,000	3,460,456
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	3,079,000	3,008,306
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	428,000	332,154
Tenet Healthcare Corp.:
4.63%, 6/15/2028	2,897,000	2,610,081
4.88%, 1/1/2026	11,288,000	10,822,934
5.13%, 11/1/2027	15,311,000	14,243,670
6.25%, 2/1/2027	12,760,000	12,342,238
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	5,794,000	4,983,304
		144,380,827
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a) (b)	4,338,000	4,356,089
Stena AB 7.00%, 2/1/2024 (a)	2,438,000	2,435,367
Security Description	Principal Amount	Value
Stena International SA 6.13%, 2/1/2025 (a)	$899,000	$888,509
		7,679,965
HOME BUILDERS — 0.7%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	3,000,000	2,986,380
Beazer Homes USA, Inc. 5.88%, 10/15/2027	3,197,000	2,921,355
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	4,679,000	4,211,240
Century Communities, Inc. 6.75%, 6/1/2027	468,000	460,624
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	1,000,000	911,220
M/I Homes, Inc. 4.95%, 2/1/2028	1,234,000	1,112,537
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	2,409,000	2,201,152
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	1,770,000	1,585,778
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	2,555,000	2,378,756
5.88%, 6/15/2027 (a)	701,000	668,425
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	3,393,000	3,375,255
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	2,973,000	2,748,271
		25,560,993
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	4,143,000	3,978,813
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	8,173,000	7,567,381
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	2,675,000	968,082
		12,514,276
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	859,000	779,345
7.00%, 12/31/2027 (a) (b)	3,068,000	2,646,089
		3,425,434
HOUSEWARES — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	2,708,000	2,607,885
Newell Brands, Inc.:
4.88%, 6/1/2025	6,474,000	6,209,990

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 4/1/2026	$15,465,500	$14,573,296
6.38%, 9/15/2027 (b)	5,536,000	5,279,683
		28,670,854
INSURANCE — 1.4%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	4,519,000	4,374,799
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,418,000	2,165,537
6.75%, 10/15/2027 (a) (b)	10,555,000	9,837,154
6.75%, 4/15/2028 (a)	8,279,000	7,985,675
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	2,849,000	2,813,615
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	547,000	547,268
Global Atlantic Fin Co. 5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (f)	1,470,000	1,066,338
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	5,123,000	5,035,294
HUB International Ltd. 7.00%, 5/1/2026 (a)	7,243,000	7,226,848
MGIC Investment Corp. 5.25%, 8/15/2028	3,399,000	3,165,149
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	5,645,000	5,632,016
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	1,870,000	1,754,154
USI, Inc. 6.88%, 5/1/2025 (a)	1,548,000	1,536,065
		53,139,912
INTERNET — 2.9%
Acuris Finance U.S., Inc./Acuris Finance Sarl 5.00%, 5/1/2028 (a)	2,705,000	2,219,155
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	6,327,000	4,951,763
Arches Buyer, Inc. 4.25%, 6/1/2028 (a) (b)	7,963,000	6,796,898
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	2,092,000	1,758,201
5.63%, 9/15/2028 (a)	4,245,000	3,260,839
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	4,040,000	3,728,354
7.00%, 6/15/2027 (a)	1,892,000	1,803,946
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	3,985,000	3,832,932
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	7,853,000	7,660,680
6.75%, 9/30/2027 (a)	8,394,000	8,224,189
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	2,051,000	1,936,267
Security Description	Principal Amount	Value
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	$4,603,000	$3,574,644
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a) (b)	20,000	17,403
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	3,839,000	3,443,737
5.00%, 12/15/2027 (a)	5,743,000	5,292,462
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,583,000	5,224,203
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	2,706,000	2,394,323
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (f)	1,591,000	1,000,771
10.25%, 11/30/2024 (a)	7,199,000	7,235,499
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	500,000	498,715
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	6,015,000	5,883,572
7.50%, 5/15/2025 (a)	7,569,500	7,616,053
7.50%, 9/15/2027 (a)	13,265,000	13,372,845
8.00%, 11/1/2026 (a)	8,561,000	8,667,499
		110,394,950
INVESTMENT COMPANY SECURITY — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	9,642,000	9,286,692
5.25%, 5/15/2027	11,353,000	9,985,872
6.25%, 5/15/2026	579,000	538,215
6.38%, 12/15/2025	6,942,000	6,604,688
		26,415,467
IRON/STEEL — 0.6%
ATI, Inc. 5.88%, 12/1/2027 (b)	1,278,000	1,213,806
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	1,334,000	1,302,758
Carpenter Technology Corp. 6.38%, 7/15/2028	2,066,000	1,998,648
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	3,355,000	3,192,652
6.75%, 3/15/2026 (a)	6,435,000	6,421,486
6.75%, 4/15/2030 (a)	578,000	540,442
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	3,000	2,943
8.13%, 5/1/2027 (a)	4,186,000	4,135,475
9.25%, 10/1/2028 (a)	3,679,000	3,712,442
		22,520,652

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.0% (c)
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	$7,899,936	$1,434,944
LEISURE TIME — 3.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (g)	1,771,000	—
Acushnet Co. 7.38%, 10/15/2028 (a)	1,709,000	1,722,706
Carnival Corp.:
4.00%, 8/1/2028 (a)	14,166,000	12,261,381
5.75%, 3/1/2027 (a)	21,467,000	19,417,760
6.00%, 5/1/2029 (a)	4,850,000	4,141,658
7.63%, 3/1/2026 (a) (b)	3,334,200	3,242,810
9.88%, 8/1/2027 (a)	495,000	516,523
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	11,805,000	12,653,189
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a) (b)	2,799,000	2,318,664
Life Time, Inc.:
5.75%, 1/15/2026 (a)	4,641,000	4,492,117
8.00%, 4/15/2026 (a) (b)	1,029,000	1,009,017
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	2,268,000	2,123,166
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	1,528,050	1,462,374
5.88%, 3/15/2026 (a)	7,855,000	7,270,195
5.88%, 2/15/2027 (a)	1,807,000	1,716,234
8.38%, 2/1/2028 (a)	6,825,000	6,924,235
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	3,515,000	3,131,021
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	4,158,000	3,517,044
4.25%, 7/1/2026 (a)	1,925,000	1,761,722
5.38%, 7/15/2027 (a)	1,800,000	1,663,272
5.50%, 8/31/2026 (a)	6,379,000	6,019,799
5.50%, 4/1/2028 (a)	7,079,000	6,492,646
11.50%, 6/1/2025 (a)	3,373,875	3,561,260
11.63%, 8/15/2027 (a)	9,813,000	10,643,572
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	5,084,000	4,636,252
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,580,000	1,438,195
		124,136,812
LODGING — 3.9%
Boyd Gaming Corp. 4.75%, 12/1/2027	9,139,000	8,405,138
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	4,197,000	3,673,466
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,963,000	3,532,460
Security Description	Principal Amount	Value
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	$899,000	$883,025
5.75%, 5/1/2028 (a)	4,078,000	3,935,189
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/2029 (a)	3,093,000	2,686,518
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	4,558,000	4,335,752
Las Vegas Sands Corp.:
2.90%, 6/25/2025	7,856,000	7,317,864
3.20%, 8/8/2024	10,881,000	10,527,041
3.50%, 8/18/2026	4,394,500	3,998,292
Melco Resorts Finance Ltd.:
Series REGS, 4.88%, 6/6/2025	5,918,000	5,608,015
Series REGS, 5.25%, 4/26/2026	2,298,000	2,124,179
Series REGS, 5.63%, 7/17/2027	3,079,143	2,752,384
5.75%, 7/21/2028 (a)	5,779,000	5,037,786
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	2,762,000	2,482,983
5.25%, 6/18/2025 (a)	3,706,000	3,557,093
5.38%, 5/15/2024 (a)	6,556,000	6,461,200
5.88%, 5/15/2026 (a)	2,342,000	2,231,856
MGM Resorts International:
4.63%, 9/1/2026	6,297,000	5,879,383
5.50%, 4/15/2027	3,948,000	3,682,260
5.75%, 6/15/2025	1,712,000	1,673,103
6.75%, 5/1/2025	4,137,000	4,110,565
Station Casinos LLC 4.50%, 2/15/2028 (a)	5,586,000	4,873,059
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,904,000	3,688,577
Studio City Finance Ltd.:
6.00%, 7/15/2025 (a)	3,264,000	3,097,699
6.50%, 1/15/2028 (a) (b)	4,244,000	3,588,175
Travel & Leisure Co.:
6.00%, 4/1/2027	1,125,000	1,069,571
6.60%, 10/1/2025	1,244,000	1,228,773
6.63%, 7/31/2026 (a)	6,020,000	5,851,139
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	5,728,000	5,325,665
5.50%, 3/1/2025 (a)	5,147,039	5,049,709
Wynn Macau Ltd.:
4.88%, 10/1/2024 (a)	6,580,000	6,408,130
5.50%, 1/15/2026 (a)	3,863,000	3,602,634
5.50%, 10/1/2027 (a) (b)	1,618,000	1,441,929

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 8/26/2028 (a)	$10,445,000	$9,051,219
		149,171,831
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	2,032,000	1,798,828
MACHINERY-DIVERSIFIED — 0.7%
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	2,414,000	2,394,109
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	5,513,000	5,371,151
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	6,093,000	5,969,860
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	2,465,000	2,258,901
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	12,723,000	11,697,908
		27,691,929
MEDIA — 7.9%
Altice Financing SA 5.00%, 1/15/2028 (a) (b)	6,418,000	5,471,473
AMC Networks, Inc.:
4.75%, 8/1/2025	7,603,500	7,011,492
5.00%, 4/1/2024	2,767,000	2,721,760
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	4,801,000	85,362
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	7,711,000	6,999,814
5.13%, 5/1/2027 (a)	22,057,000	20,543,449
5.50%, 5/1/2026 (a)	5,599,000	5,406,282
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	83,000	83,111
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	6,054,000	5,757,536
5.38%, 2/1/2028 (a)	8,944,000	7,297,857
5.50%, 4/15/2027 (a)	6,271,000	5,374,561
7.50%, 4/1/2028 (a) (b)	2,038,000	1,322,540
11.25%, 5/15/2028 (a) (b)	7,642,000	7,609,598
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	5,185,000	3,928,312
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	23,539,000	20,820,952
DISH DBS Corp.:
5.25%, 12/1/2026 (a)	17,978,000	15,277,884
5.88%, 11/15/2024	12,974,000	12,074,772
7.38%, 7/1/2028	5,062,000	3,198,323
7.75%, 7/1/2026	12,673,000	9,494,358
DISH Network Corp. 11.75%, 11/15/2027 (a)	22,228,000	22,304,464
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	4,457,000	3,837,744
Security Description	Principal Amount	Value
Gray Television, Inc.:
5.88%, 7/15/2026 (a)	$4,273,000	$3,840,743
7.00%, 5/15/2027 (a) (b)	3,608,000	3,095,231
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	5,475,000	4,162,643
5.25%, 8/15/2027 (a)	4,584,000	3,635,204
6.38%, 5/1/2026	7,416,283	6,396,841
8.38%, 5/1/2027 (b)	3,397,842	2,435,845
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	7,237,000	6,643,711
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	3,460,000	3,002,934
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	382,000	354,530
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	12,087,000	10,759,606
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	5,065,000	3,838,510
6.50%, 9/15/2028 (a)	6,150,000	3,247,692
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	5,863,000	4,323,552
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	8,096,000	7,232,481
4.00%, 7/15/2028 (a)	12,063,000	10,296,977
5.00%, 8/1/2027 (a)	7,355,000	6,717,616
TEGNA, Inc.:
4.63%, 3/15/2028	9,775,000	8,456,548
4.75%, 3/15/2026 (a)	1,679,000	1,590,953
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	6,600,000	5,940,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	1,153,000	1,084,327
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	4,788,000	4,670,167
6.63%, 6/1/2027 (a)	12,814,000	11,921,761
8.00%, 8/15/2028 (a)	4,162,000	4,011,627
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	312,000	252,483
UPC Holding BV 5.50%, 1/15/2028 (a)	44,000	39,022
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,545,000	3,040,830
Videotron Ltd.:
5.13%, 4/15/2027 (a)	4,521,000	4,272,526
5.38%, 6/15/2024 (a) (b)	3,797,000	3,762,599
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	2,690,000	2,320,851

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ziggo Bond Co. BV 6.00%, 1/15/2027 (a)	$1,432,000	$1,310,022
		299,279,476
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	5,009,000	4,703,401
MINING — 0.6%
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	1,990,000	1,885,804
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	5,829,000	5,277,752
Hecla Mining Co. 7.25%, 2/15/2028	2,935,000	2,839,994
Hudbay Minerals, Inc. 4.50%, 4/1/2026	2,766,000	2,579,544
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,794,500	3,317,076
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,601,000	2,429,100
Novelis Corp. 3.25%, 11/15/2026 (a)	3,663,000	3,268,641
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a)	880,000	862,101
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	638,000	597,895
		23,057,907
MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	3,050,000	2,879,353
Calderys Financing LLC 11.25%, 6/1/2028 (a)	2,212,000	2,269,578
EnPro Industries, Inc. 5.75%, 10/15/2026	4,352,000	4,178,442
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	7,545,000	6,895,893
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	600,000	585,456
Hillenbrand, Inc.:
5.00%, 9/15/2026	1,907,000	1,804,403
5.75%, 6/15/2025	1,545,000	1,522,706
Trinity Industries, Inc.:
4.55%, 10/1/2024	1,693,000	1,649,727
7.75%, 7/15/2028 (a)	4,029,000	4,052,288
		25,837,846
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a) (b)	4,850,000	3,846,341
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	2,175,000	2,065,511
Security Description	Principal Amount	Value
5.50%, 8/15/2028 (a)	$5,553,000	$4,663,520
		10,575,372
OIL & GAS — 5.0%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	4,366,000	4,328,409
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	4,143,000	4,050,735
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	2,167,000	2,201,889
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	2,347,000	2,246,220
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	4,211,000	4,238,287
Callon Petroleum Co.:
6.38%, 7/1/2026	1,623,000	1,591,887
8.00%, 8/1/2028 (a)	3,627,000	3,631,461
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a) (b)	630,000	622,194
11.00%, 4/15/2025 (a)	1,712,000	1,743,449
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	55,000	53,290
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	6,308,000	5,915,832
8.38%, 7/1/2028 (a)	4,704,000	4,785,803
CNX Resources Corp. 7.25%, 3/14/2027 (a)	5,013,000	4,945,976
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	4,240,000	4,155,497
9.25%, 2/15/2028 (a) (b)	5,303,000	5,414,045
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	7,073,000	6,956,083
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	3,065,000	2,987,639
5.75%, 2/15/2028 (a)	1,576,000	1,426,989
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	1,616,000	1,653,297
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	2,981,000	2,864,592
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	5,363,000	5,173,472
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	3,487,000	3,473,889
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	4,834,218	4,839,536
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	4,504,000	4,224,482

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	$4,224,000	$4,125,454
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	1,997,000	1,928,962
Matador Resources Co.:
5.88%, 9/15/2026 (b)	2,622,000	2,530,990
6.88%, 4/15/2028 (a)	2,452,000	2,403,009
MEG Energy Corp. 7.13%, 2/1/2027 (a) (b)	467,000	473,435
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	2,545,000	2,464,603
10.50%, 5/15/2027 (a)	2,043,000	2,050,825
Murphy Oil Corp.:
5.88%, 12/1/2027 (b)	4,061,000	3,940,104
6.38%, 7/15/2028 (b)	2,003,000	1,967,266
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	4,829,000	4,651,100
7.50%, 1/15/2028 (a) (b)	1,879,000	1,734,862
Nabors Industries, Inc.:
5.75%, 2/1/2025	3,248,000	3,178,818
7.38%, 5/15/2027 (a)	4,116,000	3,992,520
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,152,000	5,106,044
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	2,267,000	2,262,579
Parkland Corp. 5.88%, 7/15/2027 (a)	3,032,000	2,879,066
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	2,081,000	1,866,095
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	4,496,000	4,236,806
Permian Resources Operating LLC 6.88%, 4/1/2027 (a)	224,000	220,924
Petrofac Ltd.:
9.75%, 11/15/2026 (a)	250,000	191,125
9.75%, 11/15/2026	2,132,000	1,629,914
Puma International Financing SA:
5.00%, 1/24/2026 (a)	6,450,000	5,891,301
5.13%, 10/6/2024 (a)	3,605,000	3,564,263
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	1,470,000	1,473,602
SM Energy Co.:
6.50%, 7/15/2028 (b)	951,000	912,865
6.75%, 9/15/2026	4,255,000	4,179,772
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	470,000	443,097
Sunoco LP/Sunoco Finance Corp.:
5.88%, 3/15/2028	4,752,000	4,547,284
Security Description	Principal Amount	Value
6.00%, 4/15/2027	$4,684,000	$4,536,173
7.00%, 9/15/2028 (a)	3,110,000	3,067,953
Talos Production, Inc. 12.00%, 1/15/2026	2,076,000	2,163,898
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	942,000	942,000
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,622,156	1,595,520
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,823,000	1,854,009
Transocean, Inc.:
7.25%, 11/1/2025 (a)	912,000	896,314
7.50%, 1/15/2026 (a)	96,000	94,040
8.00%, 2/1/2027 (a)	3,667,000	3,530,588
11.50%, 1/30/2027 (a)	4,461,000	4,677,358
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	1,283,000	1,214,950
Vital Energy, Inc.:
9.50%, 1/15/2025	3,473,000	3,503,944
10.13%, 1/15/2028	3,988,000	4,066,045
		190,514,430
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	6,541,000	6,150,895
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	2,537,000	2,378,361
CGG SA:
8.75%, 4/1/2027 (a)	500,000	447,195
8.75%, 4/1/2027	1,172,000	1,048,225
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	587,000	571,668
Enerflex Ltd. 9.00%, 10/15/2027 (a)	3,978,000	3,929,031
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	2,079,000	2,100,559
Oceaneering International, Inc. 4.65%, 11/15/2024	1,373,000	1,360,451
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/2027	9,770,000	9,440,360
Weatherford International Ltd. 6.50%, 9/15/2028 (a)	500,000	500,025
		27,926,770
PACKAGING & CONTAINERS — 3.7%
ARD Finance SA 6.50%, 6/30/2027 (a)	5,114,784	3,861,662

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	$4,742,000	$3,952,599
6.00%, 6/15/2027 (a)	1,690,000	1,623,059
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	13,587,000	12,414,170
5.25%, 4/30/2025 (a)	1,268,000	1,236,820
5.25%, 8/15/2027 (a)	8,337,000	6,929,840
Ball Corp.:
4.00%, 11/15/2023	7,631,000	7,605,284
4.88%, 3/15/2026	5,651,000	5,424,056
5.25%, 7/1/2025	7,718,000	7,561,710
6.88%, 3/15/2028	812,000	815,126
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	1,050,000	1,014,804
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a) (b)	2,572,000	2,375,602
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	681,000	640,140
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	6,093,000	5,861,649
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	3,033,000	3,086,684
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,762,000	2,323,671
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	500,000	441,280
4.13%, 8/15/2024	2,869,000	2,805,279
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	3,331,000	2,909,962
LABL, Inc.:
6.75%, 7/15/2026 (a)	1,422,000	1,377,036
9.50%, 11/1/2028 (a)	67,000	68,821
10.50%, 7/15/2027 (a) (b)	3,130,000	2,942,137
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	443
7.88%, 8/15/2026 (a)	15,956,000	15,396,423
9.25%, 4/15/2027 (a) (b)	13,125,000	11,475,319
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	2,858,000	2,792,352
Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	$1,556,000	$1,381,106
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,299,000	1,129,779
4.00%, 12/1/2027 (a) (b)	619,000	552,414
5.13%, 12/1/2024 (a)	2,787,000	2,744,275
5.50%, 9/15/2025 (a)	2,114,000	2,073,094
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	7,241,000	7,009,940
Silgan Holdings, Inc. 4.13%, 2/1/2028	6,711,000	6,008,761
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	10,066,000	9,401,342
8.50%, 8/15/2027 (a) (b)	3,292,000	3,014,814
		140,251,453
PHARMACEUTICALS — 1.9%
AdaptHealth LLC 4.63%, 8/1/2029 (a)	3,684,000	2,836,680
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	2,671,000	1,356,040
9.25%, 4/1/2026 (a) (b)	824,000	752,914
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	14,185,000	8,072,400
5.00%, 1/30/2028 (a)	6,403,000	2,636,307
5.50%, 11/1/2025 (a) (b)	13,707,000	12,154,682
5.75%, 8/15/2027 (a)	6,279,000	3,740,400
6.13%, 2/1/2027 (a) (b)	6,419,000	4,018,166
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	1,782,000	1,622,850
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	3,972,000	3,854,508
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	2,662,000	2,535,901
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	2,851,000	2,929,403
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 4/30/2028 (a)	14,976,000	13,029,869
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	637,000	466,825
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	2,514,000	2,424,351
4.38%, 3/15/2026	6,453,000	6,035,297
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	1,391,000	1,255,614

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	$2,403,000	$2,238,346
		71,960,553
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	5,172,500	4,930,789
5.75%, 1/15/2028 (a)	4,022,000	3,790,896
7.88%, 5/15/2026 (a)	4,585,000	4,612,189
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	751,000	753,501
Buckeye Partners LP:
3.95%, 12/1/2026	75,000	67,427
4.13%, 3/1/2025 (a)	6,584,000	6,262,108
4.13%, 12/1/2027	632,000	557,222
4.50%, 3/1/2028 (a)	6,109,000	5,388,505
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	4,753,000	4,556,606
5.75%, 4/1/2025	2,838,000	2,791,911
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	4,925,000	4,509,133
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	1,840,000	1,740,824
EnLink Midstream Partners LP:
4.15%, 6/1/2025	4,924,000	4,700,401
4.40%, 4/1/2024	50,465	49,577
4.85%, 7/15/2026	6,789,000	6,399,651
EQM Midstream Partners LP:
4.13%, 12/1/2026 (b)	2,466,000	2,281,543
5.50%, 7/15/2028	4,161,000	3,902,893
6.50%, 7/1/2027 (a)	5,510,000	5,382,884
7.50%, 6/1/2027 (a)	6,543,001	6,521,736
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,474,000	3,456,074
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	4,691,000	4,441,580
8.00%, 1/15/2027	6,197,000	5,974,466
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	3,423,000	3,308,227
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	750,000	690,645
5.63%, 2/15/2026 (a)	5,769,000	5,573,373
Security Description	Principal Amount	Value
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	$5,069,000	$4,668,955
Howard Midstream Energy Partners LLC:
6.75%, 1/15/2027 (a)	925,000	878,759
8.88%, 7/15/2028 (a)	3,108,000	3,137,246
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	682,000	694,378
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	10,364,000	9,532,911
6.75%, 9/15/2025 (a)	8,253,000	7,881,780
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	10,216,000	10,098,822
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	4,989,000	4,753,918
NuStar Logistics LP:
5.63%, 4/28/2027	692,000	659,068
5.75%, 10/1/2025	3,748,000	3,644,518
6.00%, 6/1/2026	2,632,000	2,557,199
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	2,735,000	2,578,832
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (e)	5,725,000	5,501,611
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	7,456,000	6,788,315
6.00%, 3/1/2027 (a) (b)	6,476,000	6,105,573
7.50%, 10/1/2025 (a)	1,269,000	1,265,891
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	15,446,000	15,295,710
		178,687,647
REAL ESTATE — 0.2%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	3,040,000	2,803,184
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a)	1,186,000	1,118,754
Howard Hughes Corp. 5.38%, 8/1/2028 (a)	2,617,000	2,305,446
Newmark Group, Inc. 6.13%, 11/15/2023	2,727,000	2,719,855
		8,947,239

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	$3,506,000	$2,946,688
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,800,000	2,335,704
4.10%, 10/1/2024	2,200,000	2,132,372
7.80%, 3/15/2028	1,961,000	1,826,240
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	3,625,000	3,022,235
5.75%, 5/15/2026 (a)	5,427,000	4,978,079
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	3,833,000	3,283,808
Diversified Healthcare Trust:
4.75%, 2/15/2028	3,208,000	2,329,457
9.75%, 6/15/2025	2,530,000	2,441,981
EPR Properties 4.50%, 6/1/2027	989,000	884,453
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	4,808,000	3,724,084
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	5,839,000	5,191,630
6.00%, 4/15/2025 (a) (b)	2,379,000	2,314,981
Hudson Pacific Properties LP 3.95%, 11/1/2027	3,834,000	3,025,448
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	5,551,000	5,119,965
5.00%, 7/15/2028 (a)	2,168,000	1,963,319
5.25%, 3/15/2028 (a)	5,397,000	4,965,996
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (a)	1,825,000	1,595,816
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/2027 (b)	6,320,000	4,894,334
5.25%, 8/1/2026 (b)	682,000	580,539
Office Properties Income Trust:
2.40%, 2/1/2027	3,689,000	2,210,227
4.25%, 5/15/2024	2,011,000	1,906,891
4.50%, 2/1/2025	3,251,000	2,659,318
Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	$2,486,500	$2,483,367
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	1,916,000	1,642,932
4.75%, 10/15/2027	926,000	846,123
7.25%, 7/15/2028 (a)	1,000,000	985,310
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	1,831,000	1,736,264
RLJ Lodging Trust LP 3.75%, 7/1/2026 (a)	3,297,000	2,981,345
SBA Communications Corp. 3.88%, 2/15/2027	7,849,000	7,193,452
Service Properties Trust:
3.95%, 1/15/2028	1,835,000	1,428,511
4.35%, 10/1/2024	6,000,000	5,757,180
4.50%, 3/15/2025	764,000	714,042
4.65%, 3/15/2024	5,723,000	5,633,092
4.75%, 10/1/2026	1,078,000	925,592
4.95%, 2/15/2027	948,000	801,136
5.50%, 12/15/2027	7,191,000	6,155,927
7.50%, 9/15/2025	4,463,000	4,380,211
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	3,210,100	2,850,986
3.75%, 12/31/2024 (a)	3,602,000	3,431,229
4.38%, 1/15/2027 (a)	2,396,000	2,095,422
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,534,000	1,241,129
10.50%, 2/15/2028 (a)	14,619,000	14,327,790
		133,944,605
RETAIL — 3.9%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	9,012,000	8,091,965
4.38%, 1/15/2028 (a)	8,814,000	7,942,736
5.75%, 4/15/2025 (a)	732,000	726,488
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	146,000	56,476
Academy Ltd. 6.00%, 11/15/2027 (a) (b)	5,694,000	5,364,374
Advance Auto Parts, Inc. 1.75%, 10/1/2027	2,000,000	1,623,600
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	2,040,000	1,830,553
Bath & Body Works, Inc. 5.25%, 2/1/2028 (b)	1,481,000	1,370,088
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	110,000	96,406

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Brinker International, Inc.:
5.00%, 10/1/2024 (a)	$3,319,000	$3,242,397
8.25%, 7/15/2030 (a)	1,875,000	1,804,800
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	3,512,000	3,326,040
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	3,378,000	3,379,148
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	3,760,000	3,680,927
8.50%, 10/30/2025 (a) (b)	5,363,865	5,295,100
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,150,000	1,180,314
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	1,045,000	979,656
FirstCash, Inc. 4.63%, 9/1/2028 (a)	3,681,000	3,262,176
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a) (b)	2,081,000	1,450,540
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,236,000	3,672,824
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	4,794,000	4,163,685
IRB Holding Corp. 7.00%, 6/15/2025 (a)	5,229,000	5,228,425
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	988,000	851,696
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	4,577,000	4,350,942
Kohl's Corp. 4.25%, 7/17/2025 (b)	1,250,000	1,159,725
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	1,761,000	1,606,983
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	5,352,000	4,846,450
Michaels Cos., Inc. 5.25%, 5/1/2028 (a) (b)	5,335,000	4,260,211
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	7,540,000	7,077,044
Nordstrom, Inc. 4.00%, 3/15/2027 (b)	4,900,000	4,284,952
Penske Automotive Group, Inc. 3.50%, 9/1/2025	3,962,000	3,743,694
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	12,876,000	11,284,526
QVC, Inc.:
4.38%, 9/1/2028	4,829,000	2,531,941
4.45%, 2/15/2025 (b)	2,763,000	2,415,857
Security Description	Principal Amount	Value
4.75%, 2/15/2027	$3,890,000	$2,390,599
4.85%, 4/1/2024	6,439,000	6,185,432
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	293,000	285,476
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	2,653,000	2,648,225
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	2,801,000	2,626,946
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	2,239,000	1,936,287
Staples, Inc.:
7.50%, 4/15/2026 (a)	13,203,000	10,860,392
10.75%, 4/15/2027 (a)	8,114,000	4,750,747
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	69,000	65,916
		147,932,759
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,846,000	1,812,827
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	3,597,000	3,552,002
Entegris, Inc. 4.38%, 4/15/2028 (a)	415,000	371,367
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,150,000	2,782,489
		8,518,685
SOFTWARE — 1.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	2,067,000	2,004,246
Alteryx, Inc. 8.75%, 3/15/2028 (a) (b)	2,823,000	2,816,394
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	1,767,000	1,591,731
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	4,653,000	4,632,620
9.13%, 3/1/2026 (a)	592,000	590,627
Camelot Finance SA 4.50%, 11/1/2026 (a)	149,000	137,883
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,616,000	4,869,634
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	527,315	287,582
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	4,976,000	4,446,504
5.25%, 5/15/2026 (a)	6,582,500	6,361,130
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	2,886,000	2,496,015

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	$1,272,000	$1,130,337
Open Text Corp. 3.88%, 2/15/2028 (a)	3,031,000	2,647,397
PTC, Inc.:
3.63%, 2/15/2025 (a)	4,005,000	3,847,443
4.00%, 2/15/2028 (a)	7,014,000	6,284,474
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	7,704,000	3,605,626
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	10,781,000	10,159,799
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	9,085,000	7,600,511
West Technology Group LLC 8.50%, 4/10/2027 (a)	630,000	534,876
		66,044,829
TELECOMMUNICATIONS — 4.5%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	7,162,000	3,534,733
10.50%, 5/15/2027 (a)	11,547,000	7,210,062
Altice France SA:
5.50%, 1/15/2028 (a)	6,880,000	5,259,829
8.13%, 2/1/2027 (a)	11,078,000	9,769,467
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (d) (g)	1,739,886	295,781
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,801,000	5,660,764
6.00%, 6/15/2025 (a) (b)	8,340,500	7,943,492
CommScope, Inc.:
6.00%, 3/1/2026 (a)	5,999,000	5,596,047
7.13%, 7/1/2028 (a)	5,756,000	3,450,607
8.25%, 3/1/2027 (a) (b)	5,251,850	3,448,470
Connect Finco Sarl/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	15,049,000	14,061,184
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	8,283,000	7,079,646
5.88%, 10/15/2027 (a)	2,824,000	2,566,677
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	7,856,000	4,304,695
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	7,655,000	6,911,087
6.63%, 8/1/2026 (b)	4,206,000	3,595,457
Iliad Holding SASU 6.50%, 10/15/2026 (a)	7,473,000	7,012,364
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	4,808,000	4,500,000
4.25%, 7/1/2028 (a)	7,666,000	4,790,023
4.63%, 9/15/2027 (a)	7,501,000	5,400,720
Security Description	Principal Amount	Value
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a) (b)	$13,435,750	$8,661,759
RCN Corp. Zero Coupon, 4/15/2023 (g)	154,000	—
Telecom Italia SpA 5.30%, 5/30/2024 (a)	14,624,000	14,366,764
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,312,000	851,344
5.63%, 12/6/2026 (a)	4,781,000	3,297,790
Viasat, Inc.:
5.63%, 9/15/2025 (a)	3,744,000	3,458,108
5.63%, 4/15/2027 (a)	5,292,000	4,587,846
6.50%, 7/15/2028 (a)	2,683,000	1,856,073
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	11,350,000	9,022,001
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (b)	16,881,000	12,511,691
		171,004,481
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 3.38%, 4/1/2026 (a)	2,722,000	2,519,402
TRANSPORTATION — 0.4%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	1,113,000	998,728
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,934,000	4,655,574
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	1,000,000	1,010,080
XPO, Inc. 6.25%, 6/1/2028 (a)	7,741,000	7,476,026
		14,140,408
TRUCKING & LEASING — 0.4%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	4,454,000	4,042,272
6.50%, 10/1/2025 (a)	5,956,000	5,856,952
NAC Aviation 29 DAC 4.75%, 6/30/2026	3,720,416	3,401,055
		13,300,279
WATER — 0.0% (c)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	50,000	48,263
TOTAL CORPORATE BONDS & NOTES (Cost $3,839,492,325)		3,713,503,577

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (h)	3,081	$46
CONSTRUCTION & ENGINEERING — 0.0% (c)
Abengoa SA Class A (g) (h)	1,017,249	—
Abengoa SA Class B (g) (h)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (g) (h)	9,870	59,220
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (b) (h)	70,012	110,619
iHeartMedia, Inc. Class A (h)	29,774	94,086
		204,705
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (h)	4,342	65
TOTAL COMMON STOCKS (Cost $12,530,353)		264,036
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (c)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.77%, 2/1/2029 (f) (Cost $2,016,107)	$2,032,841	2,030,879
	SHARES	VALUE
WARRANTS — 0.0% (c)
ADVERTISING SERVICES — 0.0% (c)
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (g)	11,802	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (i) (j)	3,027,645	3,028,251
Security Description	SHARES	VALUE
State Street Navigator Securities Lending Portfolio II (k) (l)	277,463,863	$277,463,863
TOTAL SHORT-TERM INVESTMENTS (Cost $280,492,114)		280,492,114
TOTAL INVESTMENTS — 105.0% (Cost $4,134,530,899)		3,996,290,606
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(189,725,470)
NET ASSETS — 100.0%		$3,806,565,136
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 75.0% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(f)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $355,001, representing 0.00% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,713,207,796	$295,781	$3,713,503,577
Common Stocks	204,705	111	59,220	264,036
Senior Floating Rate Loans	—	2,030,879	—	2,030,879
Warrants	—	—	0(a)	0
Short-Term Investments	280,492,114	—	—	280,492,114
TOTAL INVESTMENTS	$280,696,819	$3,715,238,786	$355,001	$3,996,290,606
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,163,244	$8,164,877	$221,750,623	$226,887,022	$(227)	$—	3,027,645	$3,028,251	$422,857
State Street Navigator Securities Lending Portfolio II	315,768,078	315,768,078	228,795,726	267,099,941	—	—	277,463,863	277,463,863	703,990
Total		$323,932,955	$450,546,349	$493,986,963	$(227)	$—		$280,492,114	$1,126,847
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 159, 0.25%, 11/21/2024	AUD	1,594,000	$983,752
Series 161, 0.25%, 11/21/2025	AUD	3,000,000	1,785,357
Series 164, 0.50%, 9/21/2026	AUD	1,000,000	581,233
Series 139, 3.25%, 4/21/2025	AUD	3,075,000	1,956,672
Series 142, 4.25%, 4/21/2026	AUD	3,675,000	2,380,876
			7,687,890
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
Zero Coupon, 4/20/2025 (a)	EUR	515,000	517,042
1.20%, 10/20/2025 (a)	EUR	1,325,000	1,345,047
Series 1, 1.65%, 10/21/2024 (a)	EUR	315,000	326,988
2.00%, 7/15/2026 (a)	EUR	125,000	128,019
4.85%, 3/15/2026 (a)	EUR	2,025,000	2,218,966
			4,536,062
BELGIUM — 3.5%
Kingdom of Belgium Government Bonds:
Series 82, 0.50%, 10/22/2024 (a)	EUR	310,000	317,950
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,175,000	2,203,946
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,500,000	1,498,390
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,670,000	1,819,699
			5,839,985
CANADA — 4.5%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	2,300,000	1,532,708
0.50%, 9/1/2025	CAD	1,793,000	1,222,229
0.75%, 10/1/2024	CAD	910,000	645,194
1.00%, 9/1/2026	CAD	500,000	334,723
1.50%, 6/1/2026	CAD	410,000	280,447
2.25%, 6/1/2025	CAD	550,000	390,040
3.00%, 11/1/2024	CAD	771,000	557,390
3.00%, 10/1/2025	CAD	650,000	464,230
3.00%, 4/1/2026	CAD	1,000,000	711,319
3.75%, 2/1/2025	CAD	655,000	476,246
3.75%, 5/1/2025	CAD	1,425,000	1,034,895
			7,649,421
Security Description		Principal Amount	Value
CHILE — 0.5%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	320,000,000	$338,307
4.50%, 3/1/2026	CLP	475,000,000	510,822
			849,129
CHINA — 4.6%
China Government Bonds:
Series INBK, 1.99%, 4/9/2025	CNY	1,000,000	136,088
2.18%, 8/25/2025	CNY	1,650,000	225,218
Series INBK, 2.26%, 2/24/2025	CNY	2,550,000	348,589
2.28%, 11/25/2025	CNY	2,200,000	300,841
2.30%, 5/15/2026	CNY	6,250,000	855,027
2.46%, 2/15/2026	CNY	10,050,000	1,377,937
Series 1610, 2.90%, 5/5/2026	CNY	1,600,000	222,315
Series 1913, 2.94%, 10/17/2024	CNY	4,450,000	613,707
Series INBK, 3.02%, 10/22/2025	CNY	6,250,000	868,131
Series INBK, 3.03%, 3/11/2026	CNY	800,000	111,369
Series 1907, 3.25%, 6/6/2026	CNY	7,800,000	1,097,310
Series 1813, 3.61%, 6/7/2025	CNY	10,850,000	1,523,977
			7,680,509
COLOMBIA — 0.6%
Colombia TES:
Series B, 6.25%, 11/26/2025	COP	1,542,000,000	350,848
Series B, 7.50%, 8/26/2026	COP	2,844,000,000	646,538
			997,386
CROATIA — 0.3%
Croatia Government International Bonds 3.00%, 3/11/2025	EUR	475,000	494,860
CYPRUS — 0.2%
Cyprus Government International Bonds:
Series EMTN, Zero Coupon, 2/9/2026	EUR	125,000	121,423
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	160,651
			282,074
CZECH REPUBLIC — 1.1%
Czech Republic Government Bonds:
Series 95, 1.00%, 6/26/2026	CZK	13,850,000	542,163

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 120, 1.25%, 2/14/2025	CZK	7,530,000	$307,694
Series 89, 2.40%, 9/17/2025	CZK	12,850,000	529,491
Series 148, 6.00%, 2/26/2026	CZK	12,550,000	560,037
			1,939,385
DENMARK — 0.9%
Denmark Government Bonds:
Series 2024, Zero Coupon, 11/15/2024	DKK	3,790,000	517,970
1.75%, 11/15/2025	DKK	6,925,000	954,178
7.00%, 11/10/2024	DKK	250,000	36,808
			1,508,956
FINLAND — 1.2%
Finland Government Bonds:
0.50%, 4/15/2026 (a)	EUR	825,000	815,740
0.88%, 9/15/2025 (a)	EUR	350,000	353,234
4.00%, 7/4/2025 (a)	EUR	600,000	641,351
COR, Zero Coupon, 9/15/2026 (a)	EUR	200,000	192,877
			2,003,202
FRANCE — 5.1%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2025	EUR	800,000	807,395
Zero Coupon, 3/25/2025	EUR	1,150,000	1,157,780
Zero Coupon, 2/25/2026	EUR	750,000	735,421
0.50%, 5/25/2025	EUR	1,425,000	1,439,156
0.50%, 5/25/2026	EUR	1,000,000	986,857
1.00%, 11/25/2025	EUR	1,250,000	1,261,731
1.75%, 11/25/2024	EUR	400,000	414,868
2.50%, 9/24/2026	EUR	950,000	985,242
3.50%, 4/25/2026	EUR	775,000	825,619
			8,614,069
GERMANY — 4.6%
Bundesobligation:
Series 180, Zero Coupon, 10/18/2024	EUR	645,000	658,528
Series 181, Zero Coupon, 4/11/2025	EUR	535,000	538,859
Series 182, Zero Coupon, 10/10/2025	EUR	700,000	696,214
Series 183, Zero Coupon, 4/10/2026	EUR	650,000	638,638
Security Description		Principal Amount	Value
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	750,000	$731,089
0.50%, 2/15/2025	EUR	865,000	880,935
0.50%, 2/15/2026	EUR	900,000	898,169
1.00%, 8/15/2025	EUR	760,000	772,880
Bundesschatzanweisungen:
2.20%, 12/12/2024	EUR	575,000	599,718
2.50%, 3/13/2025	EUR	600,000	627,290
2.80%, 6/12/2025	EUR	200,000	209,987
3.10%, 9/18/2025	EUR	475,000	501,805
			7,754,112
HONG KONG — 0.2%
Hong Kong Government Bonds Programme:
1.68%, 1/21/2026	HKD	1,500,000	181,094
1.79%, 4/14/2025	HKD	650,000	79,784
			260,878
HUNGARY — 0.7%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	127,000,000	299,618
Series 26/E, 1.50%, 4/22/2026	HUF	139,000,000	323,608
Series 26/F, 1.50%, 8/26/2026	HUF	51,000,000	116,273
Series 24/C, 2.50%, 10/24/2024	HUF	107,000,000	274,172
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	246,900
			1,260,571
INDONESIA — 2.4%
Indonesia Treasury Bonds:
Series FR86, 5.50%, 4/15/2026	IDR	15,550,000,000	984,937
Series FR81, 6.50%, 6/15/2025	IDR	10,550,000,000	684,579
Series FR84, 7.25%, 2/15/2026	IDR	3,080,000,000	203,083
Series FR56, 8.38%, 9/15/2026	IDR	11,190,000,000	761,485
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 5.38%, 8/15/2025	IDR	6,192,000,000	393,729
Series PBS, 6.13%, 10/15/2025	IDR	8,904,000,000	571,803
Series PBS, 6.63%, 10/15/2024	IDR	6,670,000,000	433,235
			4,032,851

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
IRELAND — 1.3%
Ireland Government Bonds:
1.00%, 5/15/2026	EUR	800,000	$801,484
5.40%, 3/13/2025	EUR	1,240,000	1,350,535
			2,152,019
ISRAEL — 1.1%
Israel Government Bonds - Fixed:
Series 1024, 0.40%, 10/31/2024	ILS	530,000	133,160
Series 0425, 0.50%, 4/30/2025	ILS	2,255,000	555,734
Series 0226, 0.50%, 2/27/2026	ILS	2,365,000	564,154
Series 0825, 1.75%, 8/31/2025	ILS	2,200,000	547,723
			1,800,771
ITALY — 4.9%
Italy Buoni Poliennali Del Tesoro:
Series 3Y, Zero Coupon, 12/15/2024	EUR	425,000	429,455
Series 5Y, Zero Coupon, 4/1/2026	EUR	500,000	480,302
Series 5Y, Zero Coupon, 8/1/2026	EUR	500,000	474,002
Series 6Y, 0.35%, 2/1/2025	EUR	325,000	328,272
Series 5Y, 0.50%, 2/1/2026	EUR	375,000	367,127
Series 3Y, 1.20%, 8/15/2025	EUR	250,000	251,691
Series 7Y, 1.45%, 11/15/2024	EUR	200,000	206,037
Series 7Y, 1.45%, 5/15/2025	EUR	775,000	789,187
Series 10Y, 1.60%, 6/1/2026	EUR	100,000	99,716
Series 5Y, 1.85%, 7/1/2025 (a)	EUR	225,000	229,953
Series 10Y, 2.00%, 12/1/2025	EUR	775,000	788,680
Series 7Y, 2.10%, 7/15/2026	EUR	460,000	463,689
Series 10Y, 2.50%, 12/1/2024	EUR	735,000	765,733
Series 7Y, 2.50%, 11/15/2025	EUR	400,000	411,661
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	575,000	616,630
Series 16Y, 5.00%, 3/1/2025 (a)	EUR	700,000	751,160
Series 3Y, COR, 3.50%, 1/15/2026	EUR	125,000	131,172
Security Description		Principal Amount	Value
COR, 3.80%, 4/15/2026	EUR	500,000	$527,522
COR, 3.85%, 9/15/2026	EUR	200,000	210,994
			8,322,983
JAPAN — 22.9%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	293,000,000	1,960,278
Series 148, 0.01%, 6/20/2026	JPY	321,500,000	2,149,380
Series 149, 0.01%, 9/20/2026	JPY	275,000,000	1,836,958
Series 142, 0.10%, 12/20/2024	JPY	398,350,000	2,673,677
Series 143, 0.10%, 3/20/2025	JPY	525,000,000	3,523,595
Series 144, 0.10%, 6/20/2025	JPY	387,000,000	2,597,212
Series 145, 0.10%, 9/20/2025	JPY	365,000,000	2,449,273
Series 146, 0.10%, 12/20/2025	JPY	534,700,000	3,587,050
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	250,000,000	1,676,512
Series 343, 0.10%, 6/20/2026	JPY	375,000,000	2,513,587
Series 344, 0.10%, 9/20/2026	JPY	275,000,000	1,842,191
Series 337, 0.30%, 12/20/2024	JPY	143,000,000	962,127
Series 341, 0.30%, 12/20/2025	JPY	260,000,000	1,751,918
Series 338, 0.40%, 3/20/2025	JPY	250,000,000	1,685,257
Series 339, 0.40%, 6/20/2025	JPY	250,000,000	1,686,413
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,282,463
Japan Government Two Year Bonds:
Series 441, 0.01%, 10/1/2024	JPY	41,750,000	279,964
Series 442, 0.01%, 11/1/2024	JPY	279,950,000	1,877,114
Series 443, 0.01%, 12/1/2024	JPY	100,000,000	670,464
Series 444, 0.01%, 1/1/2025	JPY	39,000,000	261,465
Series 445, 0.01%, 2/1/2025	JPY	125,000,000	837,904

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 450, 0.01%, 7/1/2025	JPY	69,500,000	$465,586
			38,570,388
MALAYSIA — 2.0%
Malaysia Government Bonds:
Series 0118, 3.88%, 3/14/2025	MYR	1,575,000	337,800
Series 0119, 3.91%, 7/15/2026	MYR	1,050,000	225,538
Series 0115, 3.96%, 9/15/2025	MYR	2,800,000	600,852
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	990,000	211,017
Series 0319, 3.73%, 3/31/2026	MYR	5,140,000	1,096,729
Series 0415, 3.99%, 10/15/2025	MYR	3,260,000	699,416
Series 0316, 4.07%, 9/30/2026	MYR	1,275,000	274,631
			3,445,983
MEXICO — 2.8%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	12,375,000	658,887
Series M, 5.75%, 3/5/2026	MXN	51,510,000	2,657,470
7.00%, 9/3/2026	MXN	2,400,000	125,743
Series M 20, 10.00%, 12/5/2024	MXN	21,725,000	1,235,044
			4,677,144
NETHERLANDS — 2.8%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	875,000	862,316
0.25%, 7/15/2025 (a)	EUR	2,148,000	2,157,165
0.50%, 7/15/2026 (a)	EUR	1,775,000	1,751,140
			4,770,621
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
Series 0526, 0.50%, 5/15/2026	NZD	475,000	251,147
Series 0425, 2.75%, 4/15/2025	NZD	1,595,000	916,782
			1,167,929
NORWAY — 0.5%
Norway Government Bonds:
Series 478, 1.50%, 2/19/2026 (a)	NOK	4,075,000	360,165
Security Description		Principal Amount	Value
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,525,000	$501,119
			861,284
PERU — 0.1%
Peru Government Bonds 8.20%, 8/12/2026	PEN	665,000	184,180
POLAND — 1.9%
Republic of Poland Government Bonds:
Series 0425, 0.75%, 4/25/2025	PLN	1,995,000	428,879
Series 1024, 2.25%, 10/25/2024	PLN	3,800,000	846,872
Series 0726, 2.50%, 7/25/2026	PLN	4,075,000	872,320
Series 0725, 3.25%, 7/25/2025	PLN	3,750,000	833,868
Series 1025, COR, Zero Coupon, 10/25/2025	PLN	1,225,000	253,017
			3,234,956
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
2.88%, 10/15/2025 (a)	EUR	1,175,000	1,235,296
2.88%, 7/21/2026 (a)	EUR	1,120,000	1,178,221
			2,413,517
ROMANIA — 0.8%
Romania Government Bonds:
Series 5Y, 3.25%, 6/24/2026	RON	850,000	166,531
Series 4Y, 3.50%, 11/25/2025	RON	1,425,000	286,358
Series 5Y, 3.65%, 7/28/2025	RON	1,050,000	213,426
Series 4YR, 3.70%, 11/25/2024	RON	765,000	158,333
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	236,533
Series 7Y, 4.85%, 4/22/2026	RON	1,350,000	276,681
			1,337,862
SINGAPORE — 1.1%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	790,000	541,905
2.13%, 6/1/2026	SGD	665,000	468,584
2.38%, 6/1/2025	SGD	1,095,000	784,360
			1,794,849

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
SLOVAKIA — 0.7%
Slovakia Government Bonds:
Series 238, 0.25%, 5/14/2025	EUR	140,000	$139,959
Series 231, 0.63%, 5/22/2026	EUR	150,000	146,620
Series 223, 3.38%, 11/15/2024	EUR	475,000	501,032
Series 216, 4.35%, 10/14/2025	EUR	350,000	374,676
			1,162,287
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS89, Zero Coupon, 2/13/2026	EUR	230,000	223,763
Series RS75, 2.13%, 7/28/2025	EUR	250,000	258,965
			482,728
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	1,000,000,000	703,162
Series 2603, 1.25%, 3/10/2026	KRW	1,679,000,000	1,168,745
Series 2409, 1.38%, 9/10/2024	KRW	767,000,000	556,483
Series 2503, 1.50%, 3/10/2025	KRW	900,000,000	646,141
Series 2412, 1.88%, 12/10/2024	KRW	195,000,000	141,450
Series 2506, 2.25%, 6/10/2025	KRW	1,790,000,000	1,292,691
Series 2512, 2.25%, 12/10/2025	KRW	1,500,000,000	1,073,709
Series 2506, 3.13%, 6/10/2025	KRW	1,343,000,000	983,912
Series 2606, 3.13%, 6/10/2026	KRW	730,000,000	530,187
Series 2503, 3.38%, 3/10/2025	KRW	825,000,000	608,120
			7,704,600
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2025	EUR	464,000	468,272
Zero Coupon, 5/31/2025	EUR	625,000	624,034
Zero Coupon, 1/31/2026	EUR	500,000	488,552
1.60%, 4/30/2025 (a)	EUR	950,000	975,632
1.95%, 4/30/2026 (a)	EUR	800,000	815,498
2.15%, 10/31/2025 (a)	EUR	1,175,000	1,211,602
Security Description		Principal Amount	Value
2.75%, 10/31/2024 (a)	EUR	825,000	$863,861
2.80%, 5/31/2026	EUR	750,000	779,817
4.65%, 7/30/2025 (a)	EUR	775,000	836,134
5.90%, 7/30/2026 (a)	EUR	600,000	675,291
			7,738,693
SWEDEN — 0.4%
Sweden Government Bonds Series 1058, 2.50%, 5/12/2025	SEK	7,110,000	644,109
SWITZERLAND — 0.4%
Swiss Confederation Government Bonds:
1.50%, 7/24/2025	CHF	320,000	351,400
COR, 1.25%, 5/28/2026	CHF	335,000	367,117
			718,517
THAILAND — 1.5%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	7,525,000	201,229
1.45%, 12/17/2024	THB	23,800,000	645,360
2.35%, 6/17/2026	THB	14,475,000	394,539
3.85%, 12/12/2025	THB	43,600,000	1,230,427
			2,471,555
UNITED KINGDOM — 4.5%
U.K. Gilts:
0.13%, 1/30/2026	GBP	1,575,000	1,741,325
0.25%, 1/31/2025	GBP	1,005,000	1,155,401
0.63%, 6/7/2025	GBP	1,295,000	1,479,344
1.50%, 7/22/2026	GBP	500,000	563,894
Series REGS, 2.00%, 9/7/2025	GBP	1,050,000	1,218,595
3.50%, 10/22/2025	GBP	450,000	534,637
5.00%, 3/7/2025	GBP	800,000	979,174
			7,672,370
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $175,264,119)			166,720,685
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c) (Cost $140,981)	140,981	140,981
TOTAL INVESTMENTS — 99.1% (Cost $175,405,100)		166,861,666
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,591,176
NET ASSETS — 100.0%		$168,452,842

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.3% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$166,720,685	$—	$166,720,685
Short-Term Investment	140,981	—	—	140,981
TOTAL INVESTMENTS	$140,981	$166,720,685	$—	$166,861,666

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$16,044,542	$15,903,561	$—	$—	140,981	$140,981	$7,698
State Street Navigator Securities Lending Portfolio II	—	—	1,921,702	1,921,702	—	—	—	—	154
Total		$—	$17,966,244	$17,825,263	$—	$—		$140,981	$7,852
See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.4%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series CAIN416, 0.25%, 11/21/2032	AUD	3,231,330	$1,794,453
Series 27CI, 0.75%, 11/21/2027	AUD	4,689,665	2,940,339
Series 50CI, 1.00%, 2/21/2050	AUD	3,262,325	1,584,645
Series 40CI, 1.25%, 8/21/2040	AUD	3,497,943	1,972,826
Series CAIN410, 2.00%, 8/21/2035	AUD	3,384,659	2,185,303
Series CAIN408, 2.50%, 9/20/2030	AUD	5,818,358	3,947,525
Series 25CI, 3.00%, 9/20/2025	AUD	7,654,817	5,114,265
			19,539,356
BRAZIL — 8.8%
Brazil Notas do Tesouro Nacional:
Series NTNB, 6.00%, 5/15/2025	BRL	24,460,487	4,899,921
Series NTNB, 6.00%, 8/15/2026	BRL	20,418,288	4,114,147
Series B, 6.00%, 5/15/2027	BRL	15,754,212	3,182,644
Series NTNB, 6.00%, 8/15/2028	BRL	10,675,552	2,160,633
Series NTNB, 6.00%, 8/15/2030	BRL	16,956,507	3,453,519
Series NTNB, 6.00%, 8/15/2032	BRL	5,804,183	1,185,474
Series NTNB, 6.00%, 5/15/2035	BRL	18,034,425	3,678,919
Series NTNB, 6.00%, 8/15/2040	BRL	14,717,751	2,994,025
Series NTNB, 6.00%, 5/15/2045	BRL	13,432,539	2,730,423
Series NTNB, 6.00%, 8/15/2050	BRL	24,046,565	4,875,608
Series NTNB, 6.00%, 5/15/2055	BRL	13,847,123	2,807,749
Series NTNB, 6.00%, 8/15/2060	BRL	4,767,722	965,391
			37,048,453
CANADA — 4.6%
Canada Government Real Return Bonds:
Series CPI, 0.25%, 12/1/2054	CAD	1,103,447	490,862
Series CPI, 0.50%, 12/1/2050	CAD	3,448,012	1,729,311
Security Description		Principal Amount	Value
Series CPI, 1.25%, 12/1/2047	CAD	4,038,615	$2,487,751
Series CPI, 1.50%, 12/1/2044	CAD	4,375,648	2,857,505
Series CPI, 2.00%, 12/1/2041	CAD	3,908,468	2,787,790
Series CPI, 3.00%, 12/1/2036	CAD	3,169,341	2,552,070
Series CPI, 4.00%, 12/1/2031	CAD	4,428,187	3,690,822
Series CPI, 4.25%, 12/1/2026	CAD	3,608,619	2,823,104
			19,419,215
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	941,135,780	991,352
Zero Coupon, 10/1/2028	CLP	1,212,627,029	1,156,147
Zero Coupon, 10/1/2033	CLP	1,701,283,910	1,416,280
1.50%, 3/1/2026	CLP	3,873,135,710	4,116,690
1.90%, 9/1/2030	CLP	2,208,049,330	2,283,638
2.00%, 3/1/2035	CLP	2,714,814,750	2,763,385
2.10%, 7/15/2050	CLP	1,809,876,500	1,845,941
Series 30YR, 3.00%, 1/1/2044	CLP	3,637,851,765	4,274,793
			18,848,226
COLOMBIA — 4.5%
Colombia TES:
Series UVR, 2.25%, 4/18/2029	COP	12,282,012,720	2,652,538
Series UVR, 3.00%, 3/25/2033	COP	7,235,093,700	1,519,372
Series UVR, 3.30%, 3/17/2027	COP	6,174,575,400	1,454,402
Series UVR, 3.50%, 5/7/2025	COP	9,447,973,578	2,311,029
Series UVR, 3.75%, 2/25/2037	COP	17,117,172,900	3,647,902
Series UVR, 3.75%, 6/16/2049	COP	12,452,478,586	2,515,751
Series UVR, 4.75%, 4/4/2035	COP	20,389,199,910	4,870,298
			18,971,292
FRANCE — 7.9%
French Republic Government Bonds OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,557,490	1,621,124
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,802,708	1,878,270

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series OATI, 0.10%, 3/1/2028	EUR	3,372,729	$3,462,323
Series OATE, 0.10%, 3/1/2029	EUR	1,739,036	1,779,892
Series OATE, 0.10%, 7/25/2031 (a)	EUR	1,830,117	1,841,724
Series OATI, 0.10%, 3/1/2032 (a)	EUR	729,417	729,332
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,236,451	1,165,878
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,669,696	1,567,677
0.10%, 7/25/2038 (a)	EUR	920,312	844,690
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,892,749	1,575,303
Series OATE, 0.10%, 7/25/2053 (a)	EUR	950,222	753,832
Series OATI, 0.55%, 3/1/2039 (a)	EUR	1,029,870	1,007,724
Series OATE, 0.70%, 7/25/2030 (a)	EUR	3,323,403	3,516,190
Series OATE, 1.80%, 7/25/2040 (a)	EUR	2,460,115	2,872,665
Series OATE, 1.85%, 7/25/2027	EUR	3,599,282	3,987,178
Series OATE, 3.15%, 7/25/2032	EUR	1,813,544	2,297,003
Series OATI, 3.40%, 7/25/2029	EUR	2,116,628	2,581,385
			33,482,190
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
Series I/L, 0.10%, 4/15/2026	EUR	5,748,512	5,969,625
Series I/L, 0.10%, 4/15/2033	EUR	2,893,931	2,963,269
Series I/L, 0.10%, 4/15/2046	EUR	4,076,713	3,927,803
Series I/L, 0.50%, 4/15/2030	EUR	6,080,099	6,465,243
			19,325,940
ISRAEL — 4.6%
Israel Government Bonds CPI-Linked:
Series 0726, 0.10%, 7/31/2026	ILS	7,269,970	1,828,817
Series 1131, 0.10%, 11/30/2031	ILS	14,205,689	3,326,582
Series 0529, 0.50%, 5/31/2029	ILS	9,247,625	2,297,638
Series 1151, 0.50%, 11/30/2051	ILS	6,121,828	1,191,732
Series 1025, 0.75%, 10/31/2025	ILS	7,997,432	2,058,361
Security Description		Principal Amount	Value
Series 0527, 0.75%, 5/31/2027	ILS	9,199,437	$2,347,333
Series 0545, 1.00%, 5/31/2045	ILS	7,917,377	1,845,200
Series 0841, 2.75%, 8/30/2041	ILS	8,344,332	2,605,253
Series 0536, 4.00%, 5/30/2036	ILS	6,123,941	2,079,717
			19,580,633
ITALY — 5.1%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	2,420,146	2,041,690
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,105,175	636,057
Series CPI, 0.40%, 5/15/2030 (a)	EUR	1,985,098	1,871,521
Series CPI, 0.65%, 5/15/2026	EUR	1,639,162	1,683,434
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,729,388	2,647,434
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,586,522	2,658,900
Series CPI, 2.35%, 9/15/2024 (a)	EUR	2,066,213	2,208,298
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,817,350	2,932,459
Series CPI, 2.55%, 9/15/2041 (a)	EUR	2,375,213	2,469,717
Series CPI, 3.10%, 9/15/2026 (a)	EUR	2,050,243	2,264,860
			21,414,370
JAPAN — 4.6%
Japan Government CPI-Linked Bonds:
Series 26, 0.01%, 3/10/2031	JPY	212,848,000	1,514,091
Series 27, 0.01%, 3/10/2032	JPY	380,013,870	2,680,890
Series 19, 0.10%, 9/10/2024	JPY	242,294,400	1,663,108
Series 20, 0.10%, 3/10/2025	JPY	528,531,200	3,650,611
Series 21, 0.10%, 3/10/2026	JPY	401,823,786	2,806,883
Series 22, 0.10%, 3/10/2027	JPY	208,829,009	1,484,649
Series 23, 0.10%, 3/10/2028	JPY	380,909,555	2,690,246
Series 24, 0.10%, 3/10/2029	JPY	415,416,735	2,930,619
			19,421,097

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
MEXICO — 4.5%
Mexico Udibonos:
Series S, 2.75%, 11/27/2031	MXN	49,583,281	$2,405,710
Series S, 3.00%, 12/3/2026	MXN	29,120,339	1,521,031
Series S, 4.00%, 11/30/2028	MXN	45,259,527	2,454,565
Series S, 4.00%, 11/15/2040	MXN	59,429,100	3,110,414
Series S, 4.00%, 11/8/2046	MXN	44,861,063	2,300,967
Series S, 4.00%, 11/3/2050	MXN	62,569,375	3,174,356
Series S, 4.50%, 12/4/2025	MXN	21,564,792	1,200,647
Series S, 4.50%, 11/22/2035	MXN	53,833,276	3,018,610
			19,186,300
NEW ZEALAND — 3.3%
New Zealand Government Bonds Inflation-Linked:
Series 0925, 2.00%, 9/20/2025	NZD	4,798,152	2,855,166
Series 0935, 2.50%, 9/20/2035	NZD	9,223,156	5,250,179
Series 0940, 2.50%, 9/20/2040	NZD	6,281,250	3,437,973
Series 0930, 3.00%, 9/20/2030	NZD	3,934,348	2,379,834
			13,923,152
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bond CPI-Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	33,998,135	1,589,040
Series 2033, 1.88%, 2/28/2033	ZAR	50,840,615	2,081,734
Series 2025, 2.00%, 1/31/2025	ZAR	62,491,896	3,217,548
Series 2038, 2.25%, 1/31/2038	ZAR	69,210,983	2,599,852
Series 2046, 2.50%, 3/31/2046	ZAR	82,450,945	2,826,525
Series 2050, 2.50%, 12/31/2050	ZAR	88,189,170	2,872,093
Series R210, 2.60%, 3/31/2028	ZAR	30,166,213	1,489,063
Series R202, 3.45%, 12/7/2033	ZAR	53,285,045	2,496,098
			19,171,953
Security Description		Principal Amount	Value
SOUTH KOREA — 1.2%
Korea Treasury Bonds Inflation-Linked:
Series 01000-2606, 1.00%, 6/10/2026	KRW	1,636,007,540	$1,227,441
Series 01125-3006, 1.13%, 6/10/2030	KRW	1,412,919,860	1,045,910
Series 3206, 1.63%, 6/10/2032	KRW	1,509,676,500	1,150,557
Series 01750-2806, 1.75%, 6/10/2028	KRW	2,085,502,300	1,611,251
			5,035,159
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027 (a)	EUR	4,438,544	4,600,059
0.70%, 11/30/2033 (a)	EUR	5,289,427	5,130,662
1.00%, 11/30/2030 (a)	EUR	5,195,997	5,363,455
1.80%, 11/30/2024 (a)	EUR	4,088,086	4,353,798
			19,447,974
SWEDEN — 4.7%
Sweden Bonds Inflation-Linked:
Series 3112, 0.13%, 6/1/2026	SEK	35,594,582	3,166,426
Series 3113, 0.13%, 12/1/2027	SEK	35,267,645	3,078,985
Series 3114, 0.13%, 6/1/2030	SEK	23,041,416	1,953,429
Series 3111, 0.13%, 6/1/2032	SEK	32,577,136	2,756,271
Series 3109, 1.00%, 6/1/2025	SEK	46,214,968	4,223,994
Series 3104, 3.50%, 12/1/2028	SEK	45,007,803	4,586,293
			19,765,398
TURKEY — 4.6%
Turkey Government Bonds:
Series CPI, Zero Coupon, 2/11/2032	TRY	29,760,183	1,377,847
Series CPI, Zero Coupon, 8/4/2032	TRY	15,441,658	720,848
1.50%, 6/18/2025	TRY	84,168,722	3,818,967
2.36%, 1/29/2025	TRY	30,340,730	1,374,180
Series CPI, 2.70%, 1/14/2026	TRY	57,497,483	2,671,724
Series CPI, 2.90%, 7/7/2027	TRY	55,209,118	2,839,285
Series CPI, 2.90%, 1/12/2028	TRY	45,777,406	2,504,638
Series CPI, 3.00%, 5/28/2031	TRY	34,583,072	1,890,972

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 3.30%, 6/28/2028	TRY	38,433,582	$2,101,634
			19,300,095
UNITED KINGDOM — 18.2%
U.K. Inflation-Linked Gilts:
Series 3MO, 0.13%, 3/22/2026	GBP	2,181,369	2,622,613
Series 3MO, 0.13%, 8/10/2028	GBP	3,866,939	4,642,386
Series 3MO, 0.13%, 3/22/2029	GBP	2,443,451	2,918,501
Series 3MO, 0.13%, 8/10/2031	GBP	2,422,156	2,880,383
Series 3MO, 0.13%, 11/22/2036	GBP	2,504,587	2,763,229
Series 3MO, 0.13%, 3/22/2039	GBP	1,892,010	1,978,140
Series 3MO, 0.13%, 8/10/2041	GBP	4,243,165	4,276,710
Series 3MO, 0.13%, 3/22/2044	GBP	2,740,405	2,606,837
Series 3MO, 0.13%, 3/22/2046	GBP	3,121,478	2,866,659
Series 3MO, 0.13%, 8/10/2048	GBP	1,484,602	1,314,682
Series 3MO, 0.13%, 3/22/2051	GBP	1,590,700	1,356,934
Series 3MO, 0.13%, 11/22/2056	GBP	1,391,775	1,126,836
Series 3MO, 0.13%, 3/22/2058	GBP	2,186,662	1,745,506
Series 3MO, 0.13%, 11/22/2065	GBP	811,977	619,035
Series 3MO, 0.13%, 3/22/2068	GBP	2,323,282	1,758,037
Series 3MO, 0.13%, 3/22/2073	GBP	789,096	621,989
Series 3MO, 0.25%, 3/22/2052	GBP	2,705,955	2,381,846
Series 3MO, 0.38%, 3/22/2062	GBP	2,737,661	2,366,082
Series 3MO, 0.50%, 3/22/2050	GBP	3,244,641	3,133,901
Series 3MO, 0.63%, 3/22/2040	GBP	2,765,696	3,098,088
Series 3MO, 0.63%, 11/22/2042	GBP	1,726,385	1,879,146
0.63%, 3/22/2045	GBP	1,028,390	1,077,214
0.75%, 11/22/2033	GBP	603,276	743,250
Series 3MO, 0.75%, 3/22/2034	GBP	4,051,715	4,944,528
Series 3MO, 0.75%, 11/22/2047	GBP	2,368,882	2,492,478
Series 3MO, 1.13%, 11/22/2037	GBP	2,535,415	3,153,707
Series 3MO, 1.25%, 11/22/2027	GBP	3,953,583	4,976,197
Security Description		Principal Amount	Value
Series 3MO, 1.25%, 11/22/2032	GBP	3,340,387	$4,322,591
Series 3MO, 1.25%, 11/22/2055	GBP	2,687,294	3,134,574
Series 8MO, 2.00%, 1/26/2035	GBP	1,385,756	1,873,496
Series 8MO, 4.13%, 7/22/2030	GBP	833,383	1,238,718
			76,914,293
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $510,404,838)			419,795,096
	Shares
SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c)(d) (Cost $25,158)	25,158	25,158
TOTAL INVESTMENTS — 99.4% (Cost $510,429,996)		419,820,254
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		2,649,624
NET ASSETS — 100.0%		$422,469,878
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.5% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

TRY	Turkish New Lira
ZAR	South African Rand
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$419,795,096	$—	$419,795,096
Short-Term Investment	25,158	—	—	25,158
TOTAL INVESTMENTS	$25,158	$419,795,096	$—	$419,820,254
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,253	$367,253	$36,106,518	$36,448,613	$—	$—	25,158	$25,158	$19,464
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.3%
ALABAMA — 0.4%
Alabama Federal Aid Highway Finance Authority Revenue, AL:
Series A, 5.00%, 9/1/2029	$525,000	$551,958
Series A, 5.00%, 9/1/2030	190,000	199,756
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	580,000	596,879
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2028	1,245,000	1,332,646
Series A, 5.00%, 11/1/2030	560,000	610,881
City of Homewood, General Obligation, AL 5.00%, 9/1/2041	315,000	325,728
Tuscaloosa City Board of Education Revenue, AL 5.00%, 8/1/2041	755,000	780,840
University of Alabama Revenue, AL:
Series A, 4.00%, 7/1/2035	500,000	492,442
Series A, 5.00%, 7/1/2025	6,415,000	6,558,468
Water Works Board of the City of Birmingham Revenue, AL:
Series B, 3.00%, 1/1/2043	165,000	161,776
Series A, 4.00%, 1/1/2037	235,000	220,774
Series B, 4.00%, 1/1/2036	250,000	252,928
Series A, 5.00%, 1/1/2032	100,000	104,362
Series A, 5.00%, 1/1/2042	255,000	258,487
Series B, 5.00%, 1/1/2030	750,000	781,542
		13,229,467
ALASKA — 0.0% (a)
City of Anchorage Water Revenue, AK Series B, 5.00%, 5/1/2037	500,000	512,418
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ:
Series A, 4.00%, 7/1/2040	500,000	468,717
Series A, 5.00%, 7/1/2036	625,000	662,644
Series A, 5.00%, 7/1/2041	750,000	776,840
Series A, 5.00%, 7/1/2043	710,000	732,752
Arizona Transportation Board Revenue, AZ 5.00%, 7/1/2024	125,000	126,106
City of Bullhead Excise Taxes Revenue, AZ Series 2, 2.55%, 7/1/2046	750,000	464,748
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,391,488
4.00%, 7/1/2043	500,000	449,029
5.00%, 7/1/2045	750,000	766,441
Security Description	Principal Amount	Value
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2045	$1,040,000	$1,082,639
Series A, 5.00%, 7/1/2040	855,000	894,279
Maricopa County Special Health Care District, General Obligation, AZ:
Series C, 4.00%, 7/1/2038	430,000	402,953
Series D, 5.00%, 7/1/2028	2,935,000	3,114,152
Series D, 5.00%, 7/1/2029	730,000	775,500
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2026	1,100,000	1,137,776
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2030	5,000,000	5,407,052
Series A, 5.00%, 1/1/2029	1,000,000	1,072,402
Series A, 5.00%, 1/1/2031	15,540,000	16,928,536
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2026	580,000	599,628
University of Arizona Revenue, AZ:
5.00%, 6/1/2029	420,000	432,402
5.00%, 6/1/2032	385,000	394,212
Series A, 5.00%, 6/1/2040	2,715,000	2,855,577
Series A, Class A, 5.00%, 6/1/2042	665,000	694,179
		41,630,052
ARKANSAS — 0.1%
City of Fayetteville Sales & Use Tax Revenue, AR Series A, 5.00%, 11/1/2026	570,000	590,120
City of Rogers Sales & Use Tax Revenue, AR Series B, 3.88%, 11/1/2039	350,000	311,468
Little Rock School District, General Obligation, AR:
Series A, AGM, 2.00%, 2/1/2039	2,000,000	1,296,830
Series A, AGM, 2.13%, 2/1/2042	735,000	452,755
Series A, AGM, 2.25%, 2/1/2044	1,310,000	797,320
University of Arkansas Revenue, AR Series A, Class A, 5.00%, 12/1/2045	1,000,000	1,020,857
		4,469,350

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CALIFORNIA — 18.4%
Antelope Valley Community College District, General Obligation, CA Series B, 4.00%, 8/1/2045	$3,650,000	$3,364,797
Arcadia Unified School District, General Obligation, CA:
3.25%, 8/1/2036	365,000	319,965
3.25%, 8/1/2037	240,000	205,700
Bay Area Toll Authority Revenue, CA Series A, 2.00%, 4/1/2056 (b)	1,000,000	894,672
California Infrastructure & Economic Development Bank Revenue, CA:
5.00%, 10/1/2026	150,000	157,154
5.00%, 10/1/2028	490,000	509,499
5.00%, 10/1/2029	115,000	123,881
5.00%, 10/1/2031	410,000	432,976
5.00%, 10/1/2032	285,000	300,283
Series A, 5.00%, 11/1/2030	3,100,000	3,416,330
California State Public Works Board Revenue, CA:
Series A, 3.00%, 5/1/2032	655,000	596,141
Series B, 4.00%, 5/1/2040	1,750,000	1,655,964
Series B, 4.00%, 5/1/2046	800,000	730,838
Series A, 5.00%, 8/1/2032	13,415,000	14,733,191
Series B, 5.00%, 5/1/2028	1,000,000	1,061,283
Series C, 5.00%, 11/1/2028	1,000,000	1,068,478
Series C, 5.00%, 11/1/2031	1,280,000	1,382,130
Series C, 5.00%, 11/1/2032	975,000	1,052,706
Series C, 5.00%, 11/1/2034	3,235,000	3,494,665
Series C, 5.00%, 11/1/2044	800,000	832,522
Series D, 5.00%, 11/1/2046	650,000	676,757
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	9,005,000	7,839,118
Series A, 3.13%, 11/1/2036	225,000	193,333
Series A, 3.20%, 11/1/2037	270,000	229,460
Series C, 4.00%, 11/1/2045	2,650,000	2,434,736
Series A, 5.00%, 11/1/2025	520,000	535,344
Series A, 5.00%, 11/1/2028	120,000	124,584
Series A, 5.00%, 11/1/2031	205,000	215,173
Series A, 5.00%, 11/1/2032	120,000	122,990
Series A, 5.00%, 11/1/2033	1,290,000	1,467,565
Series A, 5.00%, 11/1/2035	2,465,000	2,758,518
Series A, 5.00%, 11/1/2036	1,520,000	1,702,437
Series A, 5.00%, 11/1/2037	1,500,000	1,665,025
Series A, 5.00%, 11/1/2043	905,000	936,342
Series A, 5.25%, 11/1/2048	5,000,000	5,354,214
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	324,360
Security Description	Principal Amount	Value
Chino Valley Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2045	$2,500,000	$2,304,656
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	2,845,000	2,844,231
City & County of San Francisco, Certificate Participation, CA:
Series B, 3.00%, 4/1/2032	790,000	724,551
Series A, 4.00%, 4/1/2041	500,000	466,152
City & County of San Francisco, General Obligation, CA:
Series 2020-D-1, 4.00%, 6/15/2042	2,675,000	2,508,984
Series R1, 4.00%, 6/15/2032	735,000	751,997
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	963,360
City of Los Angeles Department of Airports Revenue, CA:
Series B, 4.00%, 5/15/2040	700,000	677,453
Series A, 5.00%, 5/15/2037	775,000	829,876
Series A, 5.00%, 5/15/2039	815,000	864,284
Series A, 5.00%, 5/15/2040	10,000,000	10,574,999
Series B, 5.00%, 5/15/2030	1,025,000	1,130,611
Series B, 5.00%, 5/15/2032	750,000	835,219
Series B, 5.00%, 5/15/2034	600,000	657,797
Series B, 5.00%, 5/15/2036	760,000	832,584
Series B, 5.00%, 5/15/2037	850,000	923,007
Series B, 5.00%, 5/15/2038	1,465,000	1,578,008
Series B, 5.00%, 5/15/2045	1,120,000	1,171,414
Series C, 5.00%, 5/15/2028	525,000	563,954
Series C, 5.00%, 5/15/2038	635,000	683,312
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2047	2,500,000	2,626,379
Series B, 5.00%, 6/1/2033	250,000	255,207
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2048	2,000,000	2,062,638
City of Riverside Water Revenue, CA Series A, 5.00%, 10/1/2043	520,000	540,468
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 4.00%, 11/1/2030	105,000	105,965
Series A, 5.00%, 11/1/2028	170,000	178,044
Series C, 5.00%, 11/1/2033	2,155,000	2,451,711
Series C, 5.00%, 11/1/2035	1,060,000	1,188,155
Series C, 5.00%, 11/1/2036	2,500,000	2,775,466
Series C, 5.00%, 11/1/2037	2,500,000	2,750,710
Series C, 5.00%, 11/1/2038	1,895,000	2,068,525

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of San Jose, General Obligation, CA Series C, 5.00%, 9/1/2034	$760,000	$820,328
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,091,078
Coast Community College District, General Obligation, CA:
Series F, Zero Coupon, 8/1/2040	2,715,000	1,154,272
Series F, 3.00%, 8/1/2038	500,000	404,942
Contra Costa Community College District, General Obligation, CA:
Series C, 2.00%, 8/1/2039	1,000,000	667,238
Series C, 3.00%, 8/1/2035	1,700,000	1,484,376
Series C, 3.00%, 8/1/2036	1,800,000	1,527,294
Series C, 3.00%, 8/1/2037	2,015,000	1,663,511
County of San Bernardino, Certificate Participation, CA Series A, 5.00%, 10/1/2026	1,370,000	1,429,378
East Bay Municipal Utility District Water System Revenue, CA:
Series A, 5.00%, 6/1/2035	535,000	566,326
Series A, 5.00%, 6/1/2044	735,000	773,284
East Side Union High School District, General Obligation, CA Series E, 5.00%, 8/1/2028	125,000	130,011
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,341
El Dorado Irrigation District Revenue, CA Series C, 5.00%, 3/1/2032	390,000	403,976
El Dorado Irrigation District, Certificate Participation, CA Series A, 4.00%, 3/1/2045	3,010,000	2,738,699
Fontana Redevelopment Successor Agency, Special Obligation, CA:
Series A, 5.00%, 10/1/2028	100,000	105,453
Series A, 5.00%, 10/1/2031	340,000	357,054
Fremont Unified School District/Alameda County, General Obligation, CA:
Series D, 2.00%, 8/1/2043	1,400,000	837,106
Series E, 4.00%, 8/1/2042	3,035,000	2,847,742
Fresno Unified School District, General Obligation, CA Series A, 4.00%, 8/1/2045	600,000	549,543
Grossmont-Cuyamaca Community College District, General Obligation, CA Series C, 4.00%, 8/1/2046	800,000	740,724
Security Description	Principal Amount	Value
Imperial Irrigation District Electric System Revenue, CA Series C, 5.00%, 11/1/2036	$100,000	$102,618
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	3,800,000	3,925,757
Series A, 5.00%, 5/1/2035	2,000,000	2,063,295
Series A, 5.00%, 5/1/2036	3,390,000	3,488,785
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035	1,600,000	1,808,891
Series E, 5.00%, 8/1/2036	1,100,000	1,233,604
Series E, 5.00%, 8/1/2037	1,035,000	1,148,200
Series E, 5.00%, 8/1/2040	1,000,000	1,091,392
Local Public Schools Funding Authority School Improvement District No. 2016-1, General Obligation, CA Series A, BAM, 3.00%, 8/1/2046 (c)	500,000	340,977
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	912,412
Los Angeles Community College District, General Obligation, CA 5.00%, 8/1/2036	430,000	446,657
Los Angeles County Facilities, Inc. Revenue, CA Series A, 5.00%, 12/1/2033	250,000	267,302
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2034	110,000	111,275
Series A, 4.00%, 6/1/2035	2,800,000	2,843,319
Series A, 4.00%, 6/1/2039	2,750,000	2,696,335
Series A, 5.00%, 6/1/2026	525,000	546,583
Series A, Class A, 5.00%, 6/1/2027	1,335,000	1,412,542
Series A, 5.00%, 6/1/2029	250,000	260,100
Series A, 5.00%, 7/1/2030	100,000	106,032
Series A, 5.00%, 6/1/2033	900,000	945,608
Series A, 5.00%, 6/1/2034	245,000	254,283
Series A, 5.00%, 7/1/2039	500,000	541,110
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2038	2,475,000	2,405,655
Series A, 4.00%, 12/1/2043	2,000,000	1,839,279
Series A, 5.00%, 12/1/2032	550,000	606,488
Series A, 5.00%, 12/1/2045	8,940,000	9,326,173
Series D, 5.00%, 12/1/2029	100,000	102,991
Series D, 5.00%, 12/1/2030	330,000	339,930
Series E-1, 5.00%, 12/1/2044	500,000	520,679

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles Department of Water & Power Revenue, CA:
4.00%, 7/1/2026	$1,645,000	$1,669,790
Series A, 5.00%, 7/1/2026	2,000,000	2,081,954
Series A, 5.00%, 7/1/2027	2,280,000	2,415,277
Series A, 5.00%, 7/1/2030	520,000	528,300
Series A, 5.00%, 7/1/2036	675,000	717,365
Series A, 5.00%, 7/1/2037	910,000	960,763
Series B, 5.00%, 7/1/2034	555,000	571,733
Series C, 5.00%, 7/1/2034	850,000	917,856
Series C, 5.00%, 7/1/2039	700,000	754,141
Series C, 5.00%, 7/1/2045	1,250,000	1,308,844
Series E, 5.00%, 7/1/2025	5,800,000	5,947,509
Series E, 5.00%, 7/1/2026	3,000,000	3,122,930
Series E, 5.00%, 7/1/2027	625,000	662,082
Series E, 5.00%, 7/1/2028	500,000	538,660
Los Angeles Department of Water & Power Water System Revenue, CA:
Series A, 5.00%, 7/1/2032	715,000	752,927
Series C, 5.00%, 7/1/2036	1,000,000	1,090,485
Series C, 5.00%, 7/1/2040	500,000	533,017
Series C, 5.00%, 7/1/2041	1,250,000	1,347,112
Series C, 5.00%, 7/1/2042	1,250,000	1,335,102
Series C, 5.00%, 7/1/2047	2,500,000	2,614,018
Series D, 5.00%, 7/1/2030	600,000	664,399
Series D, 5.00%, 7/1/2033	385,000	434,329
Los Angeles Unified School District, General Obligation, CA:
Series C, 3.00%, 7/1/2035	850,000	740,050
Series C, 3.00%, 7/1/2038	2,885,000	2,328,422
Series A, 4.00%, 7/1/2028	500,000	515,499
Series C, 4.00%, 7/1/2035	800,000	804,030
Series C, 4.00%, 7/1/2037	515,000	504,690
Series C, 4.00%, 7/1/2044	865,000	805,082
Series RYQ, 4.00%, 7/1/2040	525,000	503,465
Series RYQ, 4.00%, 7/1/2044	500,000	465,366
Series A, Class A, 5.00%, 7/1/2024	2,030,000	2,052,894
Series A, 5.00%, 7/1/2028	505,000	544,277
Series A, 5.00%, 7/1/2030	250,000	256,018
Series B-1, 5.00%, 7/1/2027	485,000	513,425
Series B-1, 5.00%, 7/1/2029	250,000	266,318
Series C, 5.00%, 7/1/2026	800,000	832,142
Series C, Class C, 5.00%, 7/1/2027	750,000	793,956
Series QRR, 5.00%, 7/1/2026	1,000,000	1,040,178
Series QRR, 5.00%, 7/1/2028	1,000,000	1,077,777
Series QRR, 5.00%, 7/1/2034	1,250,000	1,408,790
Series QRR, 5.00%, 7/1/2038	2,000,000	2,166,209
Series QRR, 5.00%, 7/1/2041	1,500,000	1,604,075
Series RYQ, 5.00%, 7/1/2035	515,000	561,156
Series RYRR, 5.00%, 7/1/2035	2,000,000	2,217,142
Security Description	Principal Amount	Value
Marin Healthcare District, General Obligation, CA Series A, 3.00%, 8/1/2037	$325,000	$262,045
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2028	3,785,000	3,646,575
Series B, 3.00%, 7/1/2029	4,000,000	3,824,657
Series B, 3.00%, 7/1/2030	3,295,000	3,121,583
Series B, 4.00%, 10/1/2025	730,000	734,974
Series A, 5.00%, 4/1/2040	1,350,000	1,477,840
Series A, 5.00%, 4/1/2048	4,000,000	4,237,880
Series C, 5.00%, 7/1/2039	900,000	965,459
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,630,583
Mount San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	2,155,000	707,930
Series A, 5.00%, 8/1/2041	505,000	528,202
Mountain House Public Financing Authority Revenue, CA Series B, BAM, 4.00%, 12/1/2043 (c)	2,715,000	2,446,926
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 11/1/2026	500,000	522,829
Series C, 5.00%, 11/1/2028	1,320,000	1,428,252
Novato Unified School District, General Obligation, CA Series C, 2.38%, 8/1/2045	750,000	477,708
Oakland Unified School District/Alameda County, General Obligation, CA Series A, 5.00%, 8/1/2030	175,000	178,909
Orange County Sanitation District Revenue, CA Series A, 5.00%, 2/1/2030	120,000	124,370
Rancho Water District Financing Authority Revenue, CA Series A, 4.00%, 8/1/2039	525,000	505,274
Riverside Community College District, General Obligation, CA 3.00%, 8/1/2040	755,000	590,783
Riverside Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2037	2,800,000	2,280,822
Sacramento Municipal Utility District Revenue, CA:
Series H, 4.00%, 8/15/2045	1,600,000	1,474,576
Series K, 5.00%, 8/15/2042	1,000,000	1,071,250
Series K, 5.00%, 8/15/2048	3,350,000	3,541,521

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sacramento Transportation Authority Sales Tax Revenue, CA:
5.00%, 10/1/2034	$5,000,000	$5,670,576
5.00%, 10/1/2037	10,000,000	11,072,046
San Bernardino Community College District, General Obligation, CA Series A, 3.00%, 8/1/2041	3,000,000	2,890,157
San Diego Community College District, General Obligation, CA:
5.00%, 8/1/2027	160,000	167,077
5.00%, 8/1/2031	160,000	166,787
San Diego County Regional Transportation Commission Revenue, CA:
Series A, 5.00%, 4/1/2029	6,000,000	6,505,871
Series A, 5.00%, 4/1/2030	1,620,000	1,772,254
Series A, 5.00%, 4/1/2031	7,500,000	8,341,432
Series A, 5.00%, 4/1/2032	145,000	150,909
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,633,766
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 5/15/2027	175,000	178,969
5.00%, 10/15/2028	255,000	262,259
5.00%, 10/15/2029	250,000	256,430
5.00%, 10/15/2031	345,000	353,025
Series A, 5.00%, 5/15/2033	560,000	580,204
Series A, 5.00%, 5/15/2034	20,000	20,711
Series A, 5.00%, 5/15/2039	100,000	102,386
Series A, 5.00%, 10/15/2046	705,000	726,479
Series B, 5.00%, 8/1/2029	100,000	104,172
San Diego Regional Building Authority Revenue, CA Series A, 5.00%, 10/15/2035	450,000	461,748
San Diego Unified School District, General Obligation, CA:
Series D2, 2.00%, 7/1/2045	3,405,000	1,912,627
Series L, 4.00%, 7/1/2044	540,000	505,806
Series M-2, 5.00%, 7/1/2024	1,475,000	1,490,548
Series R5, 5.00%, 7/1/2029	260,000	270,909
San Dieguito Union High School District, General Obligation, CA Series E, Class 2, 3.00%, 8/1/2038	2,530,000	2,049,005
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA:
Series A, 3.00%, 7/1/2044	6,410,000	4,743,597
Series A, 4.00%, 7/1/2039	1,180,000	1,134,812
Security Description	Principal Amount	Value
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series C1, 4.00%, 8/1/2030	$825,000	$847,349
Series C-1, 4.00%, 8/1/2045	2,590,000	2,411,063
Series D, 5.00%, 8/1/2029	160,000	163,918
San Francisco City & County Public Utilities Commission Power Revenue, CA 5.00%, 11/1/2048	3,090,000	3,205,120
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2043	535,000	498,817
Series B, 4.00%, 10/1/2036	1,500,000	1,507,926
Series A, 5.00%, 10/1/2030	2,500,000	2,770,598
Series A, 5.00%, 10/1/2033	2,500,000	2,815,193
Series A, 5.00%, 10/1/2035	2,000,000	2,223,311
Series A, 5.00%, 10/1/2036	1,250,000	1,376,419
Series A, 5.00%, 10/1/2041	500,000	531,906
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	143,475
San Jose Evergreen Community College District, General Obligation, CA Series B, 3.00%, 9/1/2036	700,000	592,316
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	1,000,000	683,327
2.38%, 8/1/2040	1,000,000	677,212
2.38%, 8/1/2041	2,000,000	1,326,937
5.00%, 8/1/2042	6,600,000	6,956,823
San Mateo County Transit District Revenue, CA Series A, 5.00%, 6/1/2030	160,000	163,722
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2039	2,750,000	2,658,427
San Mateo Joint Powers Financing Authority Revenue, CA Series A, 3.00%, 6/15/2046	850,000	614,632
San Mateo Union High School District, General Obligation, CA Series A, 2.25%, 9/1/2042	630,000	410,860
Santa Clara County Financing Authority Revenue, CA:
Series Q, 2.50%, 5/15/2029	140,000	127,118
Series A, 3.00%, 5/1/2037	550,000	457,031
Series A, 3.50%, 4/1/2041	600,000	508,033
Series A, 3.63%, 4/1/2044	640,000	536,467
Series A, 4.00%, 4/1/2037	750,000	738,594
Series Q, 4.00%, 5/15/2033	300,000	300,105

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2032	$500,000	$554,940
Santa Clara Valley Transportation Authority Revenue, CA:
Series A, 5.00%, 4/1/2026	2,500,000	2,598,643
Series A, 5.00%, 4/1/2028	3,500,000	3,753,866
Series A, 5.00%, 4/1/2029	4,000,000	4,354,016
Series A, 5.00%, 4/1/2033	3,000,000	3,425,362
Series A, 5.00%, 4/1/2035	1,000,000	1,131,291
Santa Clarita Community College District, General Obligation, CA 3.00%, 8/1/2044	800,000	581,837
Santa Monica-Malibu Unified School District, General Obligation, CA:
Series B, 3.00%, 8/1/2044	1,500,000	1,108,851
Series B, 3.00%, 8/1/2042	1,575,000	1,189,935
Series E, 3.00%, 8/1/2032	880,000	793,146
Series E, 3.00%, 8/1/2034	635,000	557,427
Sequoia Union High School District, General Obligation, CA 5.00%, 7/1/2027	150,000	156,105
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2024	2,000,000	2,020,566
Series C, 5.00%, 8/1/2025	1,250,000	1,280,510
Series C, 5.00%, 8/1/2026	1,450,000	1,508,724
Series C, 5.00%, 8/1/2028	1,100,000	1,182,097
South San Francisco Public Facilities Financing Authority Revenue, CA Series A, 4.00%, 6/1/2046	1,705,000	1,547,284
Southern California Public Power Authority Revenue, CA:
Series A, 5.00%, 7/1/2031	505,000	513,258
Series A, 5.00%, 7/1/2032	635,000	645,045
State Center Community College District, General Obligation, CA:
Series B, 3.00%, 8/1/2037	2,000,000	1,651,128
Series B, 3.00%, 8/1/2038	1,865,000	1,510,432
State of California Department of Water Resources Revenue, CA:
Series AW, 5.00%, 12/1/2028	330,000	346,011
Series AX, 5.00%, 12/1/2029	300,000	319,711
Series AX, 5.00%, 12/1/2032	100,000	106,718
State of California, General Obligation, CA:
3.00%, 3/1/2026	1,170,000	1,148,489
3.00%, 3/1/2028	525,000	508,182
3.00%, 10/1/2034	3,045,000	2,728,690
3.00%, 11/1/2035	850,000	743,153
Security Description	Principal Amount	Value
3.00%, 10/1/2036	$2,670,000	$2,291,704
3.00%, 10/1/2037	2,760,000	2,322,972
3.00%, 11/1/2041	1,300,000	1,038,265
3.00%, 12/1/2046	1,600,000	1,197,968
4.00%, 3/1/2027	7,740,000	7,840,282
4.00%, 9/1/2028	1,800,000	1,840,354
4.00%, 8/1/2033	205,000	205,736
4.00%, 10/1/2033	2,075,000	2,128,563
4.00%, 10/1/2034	1,400,000	1,423,874
4.00%, 10/1/2035	1,700,000	1,715,397
4.00%, 3/1/2036	9,170,000	9,109,463
4.00%, 10/1/2036	4,605,000	4,561,318
4.00%, 10/1/2037	2,100,000	2,060,991
4.00%, 11/1/2038	510,000	497,984
4.00%, 10/1/2039	3,140,000	3,039,303
4.00%, 11/1/2039	3,145,000	3,057,882
4.00%, 10/1/2041	645,000	621,514
Series CU, 4.55%, 12/1/2037	1,000,000	1,020,383
5.00%, 10/1/2024	2,335,000	2,367,672
5.00%, 9/1/2025	4,500,000	4,624,533
5.00%, 8/1/2028	300,000	307,868
5.00%, 10/1/2028	5,040,000	5,382,644
5.00%, 11/1/2028	1,210,000	1,293,438
5.00%, 8/1/2029	550,000	571,516
5.00%, 10/1/2029	2,685,000	2,898,985
5.00%, 11/1/2029	605,000	653,794
5.00%, 9/1/2030	3,290,000	3,586,995
5.00%, 10/1/2030	5,650,000	6,157,923
5.00%, 11/1/2030	500,000	528,312
5.00%, 12/1/2030	1,000,000	1,093,091
5.00%, 4/1/2031	1,485,000	1,627,842
5.00%, 10/1/2031	7,105,000	7,661,167
5.00%, 11/1/2031	1,195,000	1,289,249
5.00%, 12/1/2031	1,000,000	1,103,441
5.00%, 3/1/2032	280,000	284,604
5.00%, 9/1/2032	3,000,000	3,334,441
5.00%, 10/1/2032	1,250,000	1,370,016
5.00%, 3/1/2033	10,740,000	11,598,807
5.00%, 4/1/2033	2,000,000	2,134,123
5.00%, 10/1/2033	3,115,000	3,411,338
5.00%, 3/1/2034	810,000	872,129
5.00%, 9/1/2034	290,000	300,527
5.00%, 10/1/2034	4,300,000	4,789,464
5.00%, 11/1/2034	655,000	697,087
5.00%, 3/1/2035	1,195,000	1,282,581
5.00%, 8/1/2035	440,000	452,060
5.00%, 10/1/2035	4,935,000	5,387,858
5.00%, 9/1/2036	4,495,000	4,878,855
5.00%, 10/1/2036	1,860,000	2,025,733
5.00%, 10/1/2039	1,000,000	1,071,889
5.00%, 12/1/2043	800,000	838,164
Series A, Class A, 5.00%, 11/1/2026	5,000,000	5,211,943
Series A, Class A, 5.00%, 11/1/2027	5,645,000	5,973,750

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2031	$10,655,000	$11,747,722
Series B, 5.00%, 11/1/2032	5,000,000	5,566,120
Series B, 5.00%, 11/1/2034	520,000	562,639
Series C, 5.00%, 9/1/2034	155,000	158,442
Series C, 5.00%, 11/1/2042	8,350,000	8,840,863
Sunnyvale Financing Authority Revenue, CA 4.00%, 4/1/2045	1,900,000	1,752,921
Turlock Irrigation District Revenue, CA 5.00%, 1/1/2037	700,000	750,632
University of California Revenue, CA:
Series M, 3.00%, 5/15/2037	800,000	663,174
Series BH, 4.00%, 5/15/2046	1,720,000	1,603,134
Series AR, 5.00%, 5/15/2030	580,000	601,280
Series AR, 5.00%, 5/15/2032	120,000	124,287
Series AR, 5.00%, 5/15/2034	500,000	517,396
Series BE, 5.00%, 5/15/2038	3,000,000	3,203,237
Series BE, 5.00%, 5/15/2043	1,355,000	1,412,993
Series BN, 5.00%, 5/15/2043	15,000,000	15,867,391
Series BQ, 5.00%, 5/15/2029	30,000,000	32,851,314
Series K, 5.00%, 5/15/2031	460,000	477,388
Series M, 5.00%, 5/15/2030	200,000	210,042
Series M, 5.00%, 5/15/2032	295,000	309,769
Val Verde Unified School District, General Obligation, CA Series B, AGM, 4.00%, 8/1/2046 (c)	800,000	723,935
West Basin Municipal Water District Revenue, CA Series A, 5.00%, 8/1/2029	165,000	170,900
West County Facilities Financing Authority Revenue, CA 4.00%, 6/1/2046	1,500,000	1,359,020
West Hollywood Public Financing Authority Revenue, CA:
Series A, 4.00%, 4/1/2046	3,500,000	3,180,243
Series A, 5.00%, 4/1/2044	525,000	534,837
Western Municipal Water District Facilities Authority Revenue, CA Series A, 5.00%, 10/1/2038	725,000	776,949
		628,285,396
COLORADO — 2.2%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO:
5.00%, 12/1/2024	1,740,000	1,762,911
Series A, 5.00%, 12/1/2031	485,000	501,719
Adams 12 Five Star Schools, General Obligation, CO Series B, 5.00%, 12/15/2029	190,000	197,108
Security Description	Principal Amount	Value
Adams County School District No. 1, General Obligation, CO Series B, 5.00%, 12/1/2036	$350,000	$357,754
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO 5.00%, 12/15/2039	845,000	890,195
Arapahoe County School District No. 6 Littleton, General Obligation, CO Series A, 5.00%, 12/1/2025	1,010,000	1,037,098
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	9,115,000	9,499,206
City & County of Broomfield Water Revenue, CO:
4.00%, 12/1/2043	920,000	831,728
4.00%, 12/1/2046	900,000	788,880
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	3,670,000	3,780,437
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	637,568
Series A, 4.00%, 8/1/2038	2,415,000	2,287,985
Series A, 4.00%, 8/1/2039	2,745,000	2,555,405
Series A, 4.00%, 8/1/2041	1,145,000	1,044,716
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2037	1,210,000	1,298,722
City of Brighton Water Activity Revenue, CO 5.00%, 6/1/2047	2,000,000	2,057,346
City of Colorado Springs Utilities System Revenue, CO:
Series A, 4.00%, 11/15/2045	1,115,000	989,964
Series A-1, 5.00%, 11/15/2023	530,000	530,561
Series B, 5.00%, 11/15/2026	3,000,000	3,119,227
Denver City & County School District No. 1, General Obligation, CO:
3.00%, 12/1/2036	525,000	437,878
5.00%, 12/1/2029	255,000	264,406
5.00%, 12/1/2033	515,000	561,862
Series A, 5.50%, 12/1/2024	260,000	265,182
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2030	565,000	601,086
El Paso County School District No. 20 Academy, General Obligation, CO 5.00%, 12/15/2029	115,000	119,478

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
El Paso County School District No. 49 Falcon, Certificate Participation, CO 4.00%, 12/15/2046	$2,030,000	$1,773,039
Grand County School District No. 2 East Grand, General Obligation, CO 4.00%, 12/1/2046	525,000	463,935
Larimer County School District No. R-1 Poudre, General Obligation, CO 5.00%, 12/15/2040	585,000	600,762
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO:
5.00%, 12/1/2029	200,000	210,500
5.25%, 12/1/2033	250,000	263,149
Metro Wastewater Reclamation District Revenue, CO Series A, 2.00%, 4/1/2039	535,000	343,818
Pueblo City Schools, General Obligation, CO:
3.00%, 12/15/2037	800,000	641,354
5.00%, 12/15/2026	10,000	10,429
5.00%, 12/15/2027	625,000	662,073
5.00%, 12/15/2031	2,275,000	2,446,037
5.00%, 12/15/2039	1,340,000	1,393,258
Regional Transportation District Sales Tax Revenue, CO:
5.00%, 11/1/2026	2,500,000	2,601,527
5.00%, 11/1/2033	1,000,000	1,115,056
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	887,500
Series A, Class A, 4.00%, 12/15/2036	1,000,000	972,903
Series A, 4.00%, 12/15/2037	2,865,000	2,719,446
Series A, 4.00%, 12/15/2038	780,000	735,791
Series A, 4.00%, 12/15/2039	1,400,000	1,307,093
Series R, 4.00%, 3/15/2045	2,350,000	2,080,702
Series A, 5.00%, 12/15/2024	2,085,000	2,109,749
Series A, 5.00%, 12/15/2030	725,000	784,655
Series L, 5.00%, 3/15/2025	150,000	152,633
Series L, 5.00%, 3/15/2027	600,000	624,102
Series M, 5.00%, 3/15/2031	500,000	523,662
University of Colorado Revenue, CO:
Series B1, 2.50%, 6/1/2028	175,000	162,257
Series B1, 2.75%, 6/1/2029	320,000	296,380
Series A2, 3.25%, 6/1/2037	340,000	282,920
Series A, 4.00%, 6/1/2031	6,000,000	6,184,177
Series A, 4.00%, 6/1/2033	1,270,000	1,298,309
Series B1, 4.00%, 6/1/2038	415,000	394,070
Series A, 5.00%, 6/1/2027	25,000	25,406
Series C, 5.00%, 6/1/2046	500,000	511,200
Security Description	Principal Amount	Value
Weld County School District No. 6 Greeley, General Obligation, CO 4.00%, 12/1/2045	$1,210,000	$1,075,672
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2030	2,200,000	2,401,890
		74,473,876
CONNECTICUT — 2.6%
City of Hartford Revenue, CT:
5.00%, 4/1/2031	4,400,000	4,789,986
5.00%, 4/1/2032	2,750,000	3,010,660
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series C-2, 2.80%, 7/1/2057 (b)	11,015,000	10,619,478
5.00%, 7/1/2029	550,000	596,692
Metropolitan District, General Obligation, CT:
Series A, 4.00%, 9/1/2041	500,000	460,543
Series C, AGM, 4.00%, 11/1/2034 (c)	430,000	426,065
State of Connecticut Special Tax Revenue, CT:
Series A, 4.00%, 5/1/2038	2,660,000	2,528,768
Series D, 4.00%, 11/1/2040	2,355,000	2,193,032
Series A, Class A, 5.00%, 5/1/2030	660,000	713,041
Series A, 5.00%, 5/1/2040	500,000	519,666
Series B, Class B, 5.00%, 10/1/2028	640,000	682,906
Series B, 5.00%, 7/1/2029	5,500,000	5,901,525
Series B, 5.00%, 7/1/2031	6,000,000	6,529,726
Series C, 5.00%, 1/1/2028	750,000	791,963
Series D, 5.00%, 11/1/2035	640,000	690,140
Series D, 5.00%, 11/1/2036	3,335,000	3,562,918
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2034	700,000	611,032
Series 2021-A, 3.00%, 1/15/2037	615,000	503,029
Series 2021-A, 3.00%, 1/15/2040	2,300,000	1,748,999
Series A, 3.00%, 1/15/2039	800,000	619,395
Series B, 3.00%, 1/15/2040	2,000,000	1,520,869
4.00%, 1/15/2030	4,850,000	4,940,288
Series A, 4.00%, 1/15/2025	425,000	425,687
Series A, 4.00%, 1/15/2032	2,000,000	2,039,569
Series A, 4.00%, 1/15/2035	2,690,000	2,706,800
Series A, 4.00%, 4/15/2037	1,750,000	1,695,834
Series B, 4.00%, 6/1/2030	750,000	764,658
Series B, 4.00%, 1/15/2035	605,000	609,402
Series B, 4.00%, 1/15/2036	2,825,000	2,807,718
Series B, 4.00%, 1/15/2038	2,000,000	1,901,245

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 6/1/2025	$500,000	$500,873
Series C, 4.00%, 6/1/2036	915,000	901,576
Series C, 4.00%, 6/1/2037	825,000	799,495
Series C, 4.00%, 6/1/2038	500,000	475,418
Series D, 5.00%, 9/15/2028	1,000,000	1,066,375
Series A, 5.00%, 1/15/2026	4,660,000	4,791,117
Series A, 5.00%, 4/15/2028	650,000	689,141
Series A, 5.00%, 4/15/2029	530,000	561,674
Series A, 5.00%, 4/15/2033	575,000	611,560
Series B, 5.00%, 8/1/2025	2,665,000	2,717,259
Series B, 5.00%, 2/15/2029	750,000	801,628
Series E, 5.00%, 11/15/2030	4,600,000	4,995,774
University of Connecticut Revenue, CT Series A, 5.00%, 5/1/2026	1,600,000	1,653,468
		87,476,992
DELAWARE — 0.3%
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2031	505,000	550,567
5.00%, 7/1/2032	1,500,000	1,634,482
5.00%, 7/1/2033	1,500,000	1,634,004
State of Delaware, General Obligation, DE:
Series A, 2.00%, 1/1/2036	825,000	621,686
Series A, 5.00%, 1/1/2025	805,000	817,382
Series A, 5.00%, 2/1/2029	495,000	526,242
Series A, 5.00%, 2/1/2032	300,000	317,669
Series A, 5.00%, 5/1/2038	5,000,000	5,409,974
		11,512,006
DISTRICT OF COLUMBIA — 2.1%
District of Columbia Revenue, DC:
Series A, 2.63%, 3/1/2045	635,000	422,540
Series C, 4.00%, 5/1/2038	500,000	474,069
Series C, 4.00%, 5/1/2039	1,000,000	935,933
Series A, 5.00%, 3/1/2027	800,000	836,352
Series A, 5.00%, 3/1/2029	875,000	940,579
Series A, 5.00%, 3/1/2033	555,000	595,177
Series A, 5.00%, 3/1/2035	700,000	746,954
Series A, 5.00%, 3/1/2039	1,605,000	1,679,010
Series A, 5.00%, 7/1/2041	4,225,000	4,450,909
Series A, 5.00%, 3/1/2044	1,030,000	1,057,807
Series A, 5.00%, 7/1/2047	14,275,000	14,810,378
Series B, 5.00%, 10/1/2027	500,000	527,722
Series C, 5.00%, 5/1/2027	650,000	681,351
Series C, 5.00%, 10/1/2029	780,000	843,916
District of Columbia Water & Sewer Authority Revenue, DC:
Series A, VRN, 5.00%, 10/1/2032	300,000	305,780
Series A, VRN, 5.00%, 10/1/2036	470,000	475,834
Security Description	Principal Amount	Value
District of Columbia, General Obligation, DC:
Series A, 4.00%, 6/1/2035	$225,000	$220,370
Series D, 4.00%, 6/1/2034	400,000	398,901
Series B, 5.00%, 6/1/2025	2,640,000	2,695,194
Series A, 5.00%, 6/1/2029	510,000	542,824
Series A, 5.00%, 6/1/2032	330,000	343,054
Series A, 5.00%, 6/1/2033	300,000	310,977
Series A, 5.00%, 6/1/2034	225,000	233,009
Series A, 5.00%, 10/15/2038	750,000	782,930
Series A, 5.00%, 10/15/2040	570,000	590,469
Series A, 5.00%, 1/1/2045	10,000,000	10,464,883
Series D, 5.00%, 6/1/2032	505,000	524,976
Series D, 5.00%, 6/1/2036	305,000	312,424
Series D, 5.00%, 2/1/2046	12,180,000	12,627,099
Series E, 5.00%, 6/1/2032	145,000	150,006
Series E, 5.00%, 2/1/2034	660,000	720,461
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 3.00%, 7/15/2040	500,000	385,265
Series A, 3.00%, 7/15/2043	1,550,000	1,123,242
Series A, 4.00%, 7/15/2043	1,400,000	1,257,414
Series A, 5.00%, 7/15/2025	500,000	510,236
Series A, 5.00%, 7/15/2033	800,000	869,112
Series A, 5.00%, 7/15/2037	500,000	526,982
Series A, 5.00%, 7/15/2038	500,000	522,921
Series A, 5.00%, 7/15/2041	4,535,000	4,726,882
Washington Metropolitan Area Transit Authority Revenue, DC:
Series A-1, 5.00%, 7/1/2024	170,000	171,355
Series B, 5.00%, 7/1/2029	150,000	155,865
Series B, 5.00%, 7/1/2030	350,000	362,515
		71,313,677
FLORIDA — 2.9%
Broward County Water & Sewer Utility Revenue, FL Series A, Class A, 5.00%, 10/1/2040	625,000	650,156
Central Florida Expressway Authority Revenue, FL:
AGM, 4.00%, 7/1/2038 (c)	730,000	686,859
AGM, 5.00%, 7/1/2026 (c)	3,650,000	3,764,749
Central Florida Tourism Oversight District, General Obligation, FL:
Series A, 4.00%, 6/1/2031	500,000	499,369
Series A, 4.00%, 6/1/2035	375,000	355,197
Series A, 5.00%, 6/1/2033	500,000	518,407
Series A, 5.00%, 6/1/2036	500,000	512,738
Series A, 5.00%, 6/1/2037	450,000	459,097
City of Gainesville Utilities System Revenue, FL:
Series A, 5.00%, 10/1/2023	110,000	110,000

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2024	$125,000	$126,282
Series A, 5.00%, 10/1/2032	270,000	283,119
Series A, 5.00%, 10/1/2034	250,000	261,063
Series A, 5.00%, 10/1/2035	500,000	515,687
Series A, 5.00%, 10/1/2036	500,000	517,551
City of Jacksonville Revenue, FL:
Series A, 5.00%, 10/1/2034	500,000	531,743
Series B, 5.00%, 10/1/2028	500,000	515,061
City of Orlando Revenue, FL Series B, 5.00%, 10/1/2043	500,000	515,343
City of Port St. Lucie, Special Assessment, FL:
BAM, 3.00%, 7/1/2037 (c)	410,000	328,681
BAM, 3.00%, 7/1/2041 (c)	510,000	383,058
3.25%, 7/1/2045	125,000	92,558
City of Tallahassee Energy System Revenue, FL:
5.00%, 10/1/2029	225,000	227,023
5.00%, 10/1/2032	195,000	198,055
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2036	600,000	604,347
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,479,462
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2036	2,800,000	2,641,834
4.00%, 9/1/2037	3,160,000	2,895,496
5.00%, 9/1/2025	2,500,000	2,540,909
5.00%, 9/1/2032	655,000	700,868
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	183,953
County of Miami-Dade Transit System Revenue, FL:
3.00%, 7/1/2028	150,000	144,397
3.00%, 7/1/2038	585,000	457,700
3.13%, 7/1/2029	130,000	124,285
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 3.13%, 10/1/2039	500,000	386,925
4.00%, 10/1/2038	810,000	767,774
5.00%, 10/1/2034	725,000	765,403
5.00%, 10/1/2035	650,000	683,075
5.00%, 10/1/2046	775,000	784,937
County of Miami-Dade, General Obligation, FL:
2.38%, 7/1/2040	955,000	653,693
Series A, 5.00%, 7/1/2045	600,000	609,577
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,249,768
Security Description	Principal Amount	Value
East Central Regional Wastewater Treatment Facilities Operation Board Revenue, FL 5.00%, 10/1/2039	$220,000	$222,493
Florida Department of Environmental Protection Revenue, FL:
Series A, 5.00%, 7/1/2025	105,000	107,134
Series A, 5.00%, 7/1/2027	545,000	570,871
Series A, 5.00%, 7/1/2028	275,000	292,156
Florida Department of Management Services Revenue, FL Series A, 5.00%, 9/1/2025	160,000	163,149
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	488,371
Series A, 3.00%, 11/1/2035	1,000,000	860,793
Series A, 3.00%, 11/1/2037	950,000	769,282
Series A, 5.00%, 8/1/2025	170,000	173,514
JEA Electric System Revenue, FL:
Series III-B, 3.38%, 10/1/2034	150,000	133,869
Series A, 5.00%, 10/1/2033	65,000	65,000
Series B, 5.00%, 10/1/2029	215,000	223,959
Series B, 5.00%, 10/1/2030	125,000	129,960
Series III-B, 5.00%, 10/1/2026	265,000	273,968
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	402,990
Series A, 3.25%, 10/1/2035	100,000	88,706
Series A, 3.25%, 10/1/2036	250,000	216,535
Series A, 3.38%, 10/1/2041	615,000	497,197
Series A, 5.00%, 10/1/2028	185,000	194,595
Series A, 5.00%, 10/1/2029	295,000	310,081
Series A, 5.00%, 10/1/2032	1,000,000	1,091,373
Series A, 5.00%, 10/1/2034	625,000	670,201
Series A, 5.00%, 10/1/2035	585,000	624,035
Orange County School Board, Certificate Participation, FL:
Series A, 5.00%, 8/1/2032	690,000	758,609
Series C, 5.00%, 8/1/2029	500,000	510,337
Series D, 5.00%, 8/1/2029	310,000	316,409
Series D, 5.00%, 8/1/2031	450,000	459,303
Series D, 5.00%, 8/1/2032	110,000	112,274
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,357,254
Series A, 5.00%, 10/1/2041	1,800,000	1,902,611
Series A, 5.00%, 10/1/2042	4,000,000	4,224,356

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Palm Beach County School District, Certificate Participation, FL:
Series A, 5.00%, 8/1/2027	$230,000	$241,233
Series A, 5.00%, 8/1/2039	675,000	704,260
Series C, 5.00%, 8/1/2029	250,000	263,342
Polk County School District Revenue, FL:
5.00%, 10/1/2029	545,000	588,435
5.00%, 10/1/2031	500,000	535,232
5.00%, 10/1/2033	650,000	693,835
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,225,000	1,303,624
Series A, 5.00%, 7/1/2030	1,200,000	1,303,018
School Board of Miami-Dade County, General Obligation, FL:
3.25%, 3/15/2033	270,000	244,971
5.00%, 3/15/2030	250,000	259,654
School District of Broward County, General Obligation, FL:
5.00%, 7/1/2038	500,000	516,332
5.00%, 7/1/2042	1,005,000	1,029,263
5.00%, 7/1/2045	625,000	646,919
South Florida Water Management District, Certificate Participation, FL:
5.00%, 10/1/2027	165,000	169,636
5.00%, 10/1/2032	300,000	307,065
State of Florida Department of Transportation Revenue, FL:
3.00%, 7/1/2034	1,045,000	921,910
5.00%, 7/1/2032	525,000	557,109
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series B, 2.00%, 7/1/2044	565,000	344,193
Series B, 2.13%, 7/1/2046	1,085,000	645,058
Series A, 3.00%, 7/1/2036	590,000	489,298
Series B, 3.00%, 7/1/2043	725,000	524,826
Series C, 3.00%, 7/1/2046	8,870,000	6,209,284
Series A, 4.00%, 7/1/2043	7,700,000	6,922,729
Series A, 4.00%, 7/1/2036	560,000	535,450
Series A, 5.00%, 7/1/2025	5,000,000	5,098,237
Series B, 5.00%, 7/1/2024	225,000	226,760
Series C, 5.00%, 7/1/2030	300,000	308,285
State of Florida Lottery Revenue, FL Series A, 5.00%, 7/1/2024	330,000	332,630
State of Florida, General Obligation, FL:
Series E, 2.38%, 6/1/2031	295,000	253,229
Series A, 5.00%, 6/1/2024	170,000	171,318
Series A, 5.00%, 7/1/2026	500,000	518,230
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2027	$890,000	$935,105
Series A, 5.00%, 6/1/2029	775,000	836,232
Series B, 5.00%, 6/1/2028	1,675,000	1,786,364
Series B, 5.00%, 6/1/2029	5,215,000	5,627,030
Series B, 5.00%, 6/1/2030	135,000	141,835
Series F, 5.00%, 6/1/2024	110,000	110,853
Series F, 5.00%, 6/1/2029	125,000	129,022
Tohopekaliga Water Authority Revenue, FL:
4.00%, 10/1/2034	110,000	108,597
5.00%, 10/1/2023	125,000	125,000
University of Florida Department of Housing & Residence Education Housinsg System Revenue Bonds Revenue, FL Series A, 2.25%, 7/1/2046	865,000	507,957
		99,110,944
GEORGIA — 2.0%
City of Atlanta Airport Passenger Facility Charge Revenue, GA:
Series C, 5.00%, 7/1/2036	660,000	692,683
Series C, 5.00%, 7/1/2038	495,000	513,142
City of Atlanta Department of Aviation Revenue, GA Series A, Class A, 5.00%, 7/1/2047	5,000,000	5,145,349
City of Atlanta Water & Wastewater Revenue, GA:
Series B, 3.50%, 11/1/2043	225,000	182,502
Series B, 5.00%, 11/1/2028	560,000	589,579
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,370,000	3,716,084
Series A-1, 5.00%, 12/1/2032	2,000,000	2,226,476
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	10,000,000	10,387,222
5.00%, 10/1/2044	8,000,000	8,333,004
Forsyth County School District, General Obligation, GA 5.00%, 2/1/2032	570,000	620,838
Georgia Ports Authority Revenue, GA:
4.00%, 7/1/2037	1,000,000	969,804
5.00%, 7/1/2029	475,000	510,954
5.00%, 7/1/2031	2,375,000	2,603,125
5.00%, 7/1/2032	475,000	524,847
5.25%, 7/1/2043	1,685,000	1,785,377
Georgia State Road & Tollway Authority Revenue, GA Series A, 4.00%, 7/15/2035	500,000	504,990
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series C, 3.25%, 7/1/2039	560,000	465,184

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Private Colleges & Universities Authority Revenue, GA:
Series B, 4.00%, 9/1/2041	$780,000	$735,656
Series A, 5.00%, 9/1/2029	4,500,000	4,861,686
Series A, 5.00%, 9/1/2032	4,000,000	4,445,921
State of Georgia, General Obligation, GA:
Series A, 3.00%, 7/1/2041	800,000	619,134
Series A, 4.00%, 7/1/2035	3,275,000	3,319,332
Series A, 4.00%, 7/1/2038	2,660,000	2,595,407
Series A, Class A, 5.00%, 7/1/2026	525,000	544,280
Series A, 5.00%, 7/1/2029	810,000	876,564
Series A-2, 5.00%, 2/1/2031	505,000	525,229
Series C, 5.00%, 7/1/2030	9,070,000	9,897,879
Series E, 5.00%, 12/1/2025	360,000	370,036
Series F, 5.00%, 1/1/2024	545,000	546,451
		69,108,735
HAWAII — 0.9%
City & County Honolulu Wastewater System Revenue, HI:
Series B, 4.00%, 7/1/2032	560,000	556,584
4.25%, 7/1/2042	1,000,000	957,972
4.50%, 7/1/2048	2,625,000	2,512,362
Series A, 5.00%, 7/1/2035	500,000	524,768
Series A, 5.00%, 7/1/2036	255,000	260,443
Series B, 5.00%, 7/1/2024	170,000	171,317
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2041	500,000	464,677
Series A, 5.00%, 10/1/2028	150,000	153,388
Series B, Class B, 5.00%, 3/1/2025	550,000	558,917
Series B, 5.00%, 3/1/2027	540,000	564,008
Series B, 5.00%, 10/1/2029	530,000	541,972
Series B, 5.00%, 10/1/2030	210,000	214,663
Series B, 5.00%, 3/1/2031	500,000	539,381
Series C, 5.00%, 8/1/2032	565,000	604,162
Series C, 5.00%, 7/1/2033	750,000	809,054
Series C, 5.00%, 7/1/2035	915,000	981,089
Series D, 5.00%, 3/1/2026	1,500,000	1,545,683
Series D, 5.00%, 3/1/2030	8,000,000	8,666,735
Series E, Class E, 5.00%, 3/1/2026	710,000	731,623
Series E, 5.00%, 3/1/2029	3,055,000	3,274,619
County of Hawaii, General Obligation, HI:
4.00%, 9/1/2042	1,750,000	1,586,633
4.00%, 9/1/2043	1,250,000	1,123,486
State of Hawaii State Highway Fund Revenue, HI:
5.00%, 1/1/2036	500,000	536,523
Series B, 5.00%, 1/1/2025	200,000	202,759
Series B, 5.00%, 1/1/2027	215,000	221,276
Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2029	$265,000	$272,041
State of Hawaii, General Obligation, HI:
Series EY, 5.00%, 10/1/2026	640,000	654,086
Series EY, 5.00%, 10/1/2027	675,000	689,336
Series FE, 5.00%, 10/1/2024	260,000	262,844
Series FG, 5.00%, 10/1/2029	395,000	406,673
Series FH, 5.00%, 10/1/2027	370,000	381,251
Series FN, 5.00%, 10/1/2025	335,000	343,217
		31,313,542
IDAHO — 0.2%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2037	500,000	536,236
Series A, 5.00%, 8/15/2039	750,000	788,763
Series A, 5.00%, 8/15/2042	1,000,000	1,039,514
Series A, 5.00%, 8/15/2047	3,500,000	3,593,402
Series A, 5.25%, 8/15/2048	2,445,000	2,577,152
		8,535,067
ILLINOIS — 1.8%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL:
5.00%, 1/1/2027	730,000	746,096
5.00%, 1/1/2031	545,000	556,782
Series A, 5.00%, 1/1/2034	500,000	523,401
Chicago Park District, General Obligation, IL:
Series C, BAM, 4.00%, 1/1/2042 (c)	500,000	425,710
5.00%, 1/1/2039	1,625,000	1,646,688
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, BAM, 5.00%, 12/1/2046 (c)	1,000,000	1,037,052
City of Chicago Waterworks Revenue, IL:
Series B, AGM, 5.00%, 11/1/2037 (c)	1,000,000	1,045,742
Series B, AGM, 5.00%, 11/1/2039 (c)	3,340,000	3,461,304
AGM, 5.25%, 11/1/2031 (c)	250,000	260,772
Cook Kane Lake & McHenry Counties Community College District No. 512, General Obligation, IL Series B, 5.00%, 12/1/2028	535,000	572,675
County of Cook Sales Tax Revenue, IL:
4.00%, 11/15/2039	690,000	629,758
Series A, 4.00%, 11/15/2040	1,745,000	1,578,443

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue, IL:
4.00%, 1/1/2025	$350,000	$350,915
4.00%, 7/1/2025	385,000	386,131
4.00%, 7/1/2033	1,000,000	1,012,161
4.00%, 12/1/2035	620,000	606,252
4.00%, 7/1/2038	4,250,000	3,946,999
4.00%, 7/1/2039	1,215,000	1,112,047
5.00%, 7/1/2024	430,000	433,616
5.00%, 1/1/2027	285,000	292,673
5.00%, 7/1/2027	1,065,000	1,111,969
5.00%, 1/1/2028	250,000	260,700
5.00%, 7/1/2028	125,000	128,447
5.00%, 7/1/2029	165,000	168,942
5.00%, 1/1/2030	350,000	357,907
5.00%, 7/1/2030	970,000	1,048,229
5.00%, 7/1/2032	520,000	541,708
5.00%, 7/1/2033	1,120,000	1,179,268
5.00%, 7/1/2036	125,000	129,359
Series A, 5.00%, 10/1/2028	3,000,000	3,191,229
Series A, 5.00%, 10/1/2032	1,060,000	1,173,962
Series A, 5.00%, 10/1/2038	485,000	527,707
Illinois State Toll Highway Authority Revenue, IL:
Series A, 4.00%, 1/1/2042	2,250,000	2,063,350
Series A, Class A, 4.00%, 1/1/2046	615,000	544,706
Series A, 5.00%, 12/1/2032	60,000	60,794
Series A, 5.00%, 1/1/2035	480,000	502,374
Series A, 5.00%, 1/1/2039	610,000	623,411
Series A, 5.00%, 1/1/2041	1,000,000	1,035,630
Series A, 5.00%, 1/1/2042	2,250,000	2,309,920
Series A, 5.00%, 1/1/2043	435,000	441,120
Series A, 5.00%, 1/1/2045	2,055,000	2,099,666
Series B, 5.00%, 1/1/2036	215,000	218,706
Series B, 5.00%, 1/1/2037	320,000	320,112
Series C, 5.00%, 1/1/2028	315,000	318,743
Series C, 5.00%, 1/1/2031	2,000,000	2,117,348
Series C, 5.00%, 1/1/2036	215,000	216,545
Series A, 5.25%, 1/1/2043	1,000,000	1,051,297
Series A, 5.25%, 1/1/2045	2,705,000	2,831,580
Kane Cook & DuPage Counties School District No. U-46 Elgin, General Obligation, IL Series D, 5.00%, 1/1/2035	485,000	486,053
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	505,698
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2031	1,100,000	1,199,121
Security Description	Principal Amount	Value
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2030	$6,500,000	$6,850,249
Series A, 5.00%, 1/1/2031	750,000	793,937
Series A, 5.00%, 1/1/2033	3,000,000	3,186,501
Series A, BAM, 5.00%, 1/1/2037 (c)	900,000	930,936
		61,152,441
INDIANA — 0.9%
City of Fishers Sewage Works Revenue, IN BAM, 4.00%, 7/1/2045 (c)	1,400,000	1,246,985
Indiana Finance Authority Revenue, IN:
Series A, BAM, 4.00%, 10/1/2046 (c)	500,000	434,638
Series D, 4.00%, 8/1/2041	300,000	302,689
Series 1, 5.00%, 10/1/2024	2,300,000	2,323,594
Series 1, 5.00%, 10/1/2034	12,685,000	13,693,713
Series A, 5.00%, 6/1/2028	145,000	153,572
Series A, 5.00%, 2/1/2034	500,000	523,014
Series A, 5.00%, 6/1/2035	645,000	683,130
Series A, 5.00%, 10/1/2035	1,250,000	1,365,108
Series A, 5.00%, 2/1/2039	520,000	538,182
Series C, 5.00%, 12/1/2023	145,000	145,224
Series C, 5.00%, 6/1/2027	225,000	232,824
Series C, 5.00%, 6/1/2028	270,000	279,715
Series C, 5.00%, 2/1/2029	795,000	841,894
Series E, 5.00%, 2/1/2027	110,000	113,994
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series A, 4.00%, 2/1/2038	500,000	468,223
Series C, 4.00%, 1/1/2037	670,000	638,985
Series A, 5.00%, 2/1/2030	500,000	533,095
Series B, 5.25%, 2/1/2048	2,230,000	2,335,730
IPS Multi-School Building Corp. Revenue, IN:
5.00%, 7/15/2033 (d)	1,100,000	1,178,102
5.00%, 7/15/2035 (d)	1,250,000	1,326,987
Purdue University Revenue, IN Series EE, 5.00%, 7/1/2035	500,000	535,806
		29,895,204
IOWA — 0.4%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2027	2,600,000	2,737,434
Series A, 5.00%, 8/1/2033	1,500,000	1,683,923
Series A, 5.00%, 8/1/2034	500,000	541,074
Series A, 5.00%, 8/1/2035	1,000,000	1,102,453
Series A, 5.00%, 8/1/2040	1,500,000	1,587,993
Series A, 5.00%, 8/1/2046	760,000	795,847
Series A, 5.00%, 8/1/2047	5,000,000	5,217,972

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
State of Iowa Revenue, IA Series A, 5.00%, 6/1/2028	$100,000	$102,902
		13,769,598
KANSAS — 0.6%
Butler County Unified School District No. 385 Andover, General Obligation, KS 5.00%, 9/1/2034	350,000	369,280
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	576,344
Kansas Development Finance Authority Revenue, KS:
Series SR, 5.00%, 5/1/2042	5,985,000	6,328,439
Series SR, 5.00%, 5/1/2043	9,300,000	9,821,146
Sedgwick County Unified School District No. 259 Wichita, General Obligation, KS Series A, 4.00%, 10/1/2024	105,000	105,144
Sedgwick County Unified School District No. 266 Maize, General Obligation, KS Series A, 4.00%, 9/1/2028	500,000	502,253
State of Kansas Department of Transportation Revenue, KS:
5.00%, 9/1/2026	490,000	501,041
5.00%, 9/1/2027	390,000	399,657
5.00%, 9/1/2034	270,000	276,284
Series A, 5.00%, 9/1/2026	100,000	103,657
		18,983,245
KENTUCKY — 0.1%
Kentucky Turnpike Authority Revenue, KY Series B, 5.00%, 7/1/2026	120,000	123,363
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 2.25%, 5/15/2043	700,000	440,705
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 4/1/2032	3,345,000	3,705,773
University of Kentucky Revenue, KY:
Series A, 3.13%, 10/1/2037	360,000	289,977
Series A, 3.25%, 4/1/2039	255,000	211,251
		4,771,069
LOUISIANA — 0.6%
East Baton Rouge Sewerage Commission Revenue, LA:
Series A, 1.30%, 2/1/2041 (b)	755,000	616,063
Series A, 4.00%, 2/1/2038	630,000	572,605
Series A, 4.00%, 2/1/2039	2,000,000	1,819,970
Security Description	Principal Amount	Value
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	$5,000,000	$5,109,836
Jefferson Parish Consolidated Waterworks District No. 2 Revenue, LA BAM, 4.00%, 2/1/2034 (c)	740,000	737,631
State of Louisiana Gasoline & Fuels Tax Revenue, LA:
Series B, 5.00%, 5/1/2025	520,000	528,703
Series B, 5.00%, 5/1/2026	100,000	102,920
Series C, 5.00%, 5/1/2030	405,000	420,280
State of Louisiana Revenue, LA:
5.00%, 9/1/2025	3,000,000	3,061,824
5.00%, 9/1/2026	3,000,000	3,101,336
Series A, 5.00%, 9/1/2027	560,000	586,879
Series A, 5.00%, 6/15/2031	70,000	70,531
State of Louisiana, General Obligation, LA:
Series B, 4.00%, 10/1/2034	285,000	281,366
Series A, Class A, 5.00%, 3/1/2030	575,000	621,894
Series A, 5.00%, 3/1/2033	750,000	801,808
Series A, 5.00%, 3/1/2034	750,000	808,673
Series A, 5.00%, 3/1/2035	740,000	788,456
Series A, 5.00%, 3/1/2036	680,000	718,113
Series A, 5.00%, 3/1/2037	500,000	528,226
Series A, 5.00%, 3/1/2039	500,000	522,770
Series B, 5.00%, 8/1/2027	280,000	289,276
		22,089,160
MAINE — 0.0% (a)
Maine Municipal Bond Bank Revenue, ME Series C, 5.00%, 11/1/2037	155,000	160,397
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	700,000	734,494
		894,891
MARYLAND — 3.3%
City of Baltimore Revenue, MD:
Series A, 4.00%, 7/1/2044	2,000,000	1,786,562
Series A, 4.00%, 7/1/2045	2,795,000	2,477,568
Series B, 4.00%, 7/1/2035	330,000	324,336
City of Baltimore, General Obligation, MD Series B, 5.00%, 10/15/2024	250,000	253,047
County of Anne Arundel, General Obligation, MD:
5.00%, 10/1/2038	530,000	556,201
5.00%, 10/1/2042	545,000	565,159
County of Baltimore, Certificate Participation, MD:
5.00%, 3/1/2028	700,000	742,937
5.00%, 3/1/2031	1,800,000	1,964,067

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Baltimore, General Obligation, MD:
4.00%, 3/1/2034	$565,000	$566,160
Series 81, 4.00%, 3/1/2033	3,615,000	3,625,037
5.00%, 3/1/2026	775,000	799,507
5.00%, 3/1/2029	910,000	980,530
5.00%, 3/1/2031	850,000	923,242
County of Harford, General Obligation, MD:
Series B, 5.00%, 7/1/2026	500,000	518,362
Series B, 5.00%, 7/1/2028	500,000	534,346
County of Montgomery, General Obligation, MD:
Series A, 3.00%, 8/1/2032	900,000	818,604
Series A, 3.00%, 8/1/2033	1,150,000	1,037,391
Series A, 3.00%, 11/1/2034	500,000	442,605
Series B, 4.00%, 11/1/2024	1,000,000	1,002,787
Series C, 4.00%, 10/1/2030	410,000	415,486
5.00%, 8/1/2026	12,705,000	13,188,283
Series A, 5.00%, 11/1/2025	540,000	554,406
Series A, 5.00%, 11/1/2032	575,000	610,915
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2025	525,000	535,839
Series A, 5.00%, 8/1/2028	4,000,000	4,280,101
Series A, 5.00%, 8/1/2041	2,500,000	2,661,097
Series B, 5.00%, 9/15/2029	525,000	569,203
Maryland Stadium Authority Revenue, MD:
Series A, 5.00%, 3/1/2033	6,000,000	6,593,956
Series A, 5.00%, 3/1/2035	5,000,000	5,448,282
Series A, 5.00%, 3/1/2036	4,000,000	4,321,443
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,238,232
Series A, 5.00%, 7/1/2030	2,450,000	2,663,391
State of Maryland Department of Transportation Revenue, MD:
Series A, 2.00%, 10/1/2034	5,465,000	4,211,251
5.00%, 10/1/2028	525,000	546,834
5.00%, 10/1/2033	520,000	564,867
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,400,840
Series C, 4.00%, 3/1/2028	3,000,000	3,064,818
1st Series GRO, 5.00%, 3/15/2029	675,000	727,653
Series A, 5.00%, 8/1/2026	6,000,000	6,228,233
Series A, 5.00%, 6/1/2027	2,650,000	2,787,096
Series A, 5.00%, 8/1/2028	1,055,000	1,128,877
Series A, 5.00%, 8/1/2030	515,000	563,610
Series A, 5.00%, 8/1/2032	560,000	610,937
Series A, 5.00%, 3/15/2033	1,995,000	2,164,963
Series A, 5.00%, 6/1/2033	8,210,000	9,114,689
Series A, 5.00%, 6/1/2034	8,425,000	9,325,504
Series B, 5.00%, 8/1/2027	680,000	717,191
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2028	$405,000	$433,360
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,380,000	1,372,126
2.65%, 6/1/2026	500,000	475,592
3.00%, 6/15/2034	285,000	253,296
5.00%, 6/1/2030	745,000	813,814
		112,504,633
MASSACHUSETTS — 3.4%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	4,780,000	5,078,944
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
5.00%, 6/1/2048 (d)	6,500,000	6,791,996
Series A, 5.00%, 6/1/2042	1,040,000	1,087,478
Series A, 5.00%, 6/1/2043	530,000	553,256
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2042	1,600,000	973,707
Series C, 2.38%, 9/1/2043	2,255,000	1,456,526
Series C, 2.38%, 9/1/2044	1,650,000	1,046,854
Series C, 2.38%, 9/1/2046	1,400,000	858,243
Series B, 2.50%, 3/1/2043	500,000	334,874
Series A, 3.00%, 3/1/2035	3,645,000	3,213,838
Series D, 3.00%, 11/1/2038	750,000	607,899
Series D, 3.00%, 11/1/2041	2,200,000	1,690,196
Series D, 3.00%, 11/1/2042	1,975,000	1,490,765
Series E, 3.00%, 4/1/2044	180,000	133,498
Series D, 4.00%, 11/1/2041	650,000	600,785
Series A, 5.00%, 7/1/2024	670,000	676,176
Series A, 5.00%, 7/1/2025	595,000	608,104
Series A, 5.00%, 7/1/2026	600,000	622,034
Series A, 5.00%, 7/1/2030	500,000	546,687
Series A, 5.00%, 1/1/2039	755,000	785,312
Series A, 5.00%, 7/1/2040	520,000	544,417
Series A, 5.00%, 7/1/2045	2,835,000	2,932,069
Series B, 5.00%, 7/1/2027	115,000	121,159
Series C, 5.00%, 10/1/2027	350,000	370,342
Series C, 5.00%, 5/1/2042	530,000	547,053
Series C, 5.00%, 5/1/2044	1,000,000	1,029,170
Series D, 5.00%, 7/1/2027	600,000	632,136
Series D, 5.00%, 11/1/2028	13,500,000	14,515,450
Series E, 5.00%, 9/1/2027	995,000	1,051,302
Series F, 5.00%, 5/1/2028	530,000	565,713
Series A, 5.25%, 1/1/2044	800,000	833,242
Series C, 5.25%, 10/1/2047	14,000,000	14,874,314
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	3,530,000	3,524,349
Series A-1, 4.00%, 7/1/2048	10,000,000	8,888,634
Series A-1, 4.00%, 7/1/2039	550,000	517,877

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 7/1/2029	$850,000	$921,236
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 8/1/2026	500,000	519,702
Series 19, 5.00%, 2/1/2031	250,000	257,523
Series 23-B, 5.00%, 2/1/2026	805,000	830,341
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	2,000,000	2,125,975
Series A, 5.00%, 7/15/2030	140,000	145,749
Series B, 5.00%, 11/15/2032	14,395,000	16,306,370
Series FF, 5.00%, 10/1/2026	2,250,000	2,338,421
Massachusetts School Building Authority Revenue, MA:
Series A, 4.00%, 8/15/2045	2,500,000	2,254,709
Series A, 5.00%, 8/15/2033	500,000	544,028
Series A, 5.00%, 2/15/2044	890,000	910,801
Massachusetts State College Building Authority Revenue, MA:
Series A, 5.00%, 5/1/2031	750,000	817,606
Series A, 5.00%, 5/1/2032	600,000	660,568
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series C, 5.00%, 1/1/2034	760,000	809,959
Massachusetts Water Resources Authority Revenue, MA Series B, 5.00%, 8/1/2043	510,000	529,975
University of Massachusetts Building Authority Revenue, MA:
Series 1, 5.00%, 11/1/2033	2,000,000	2,146,226
Series 2021-1, 5.00%, 11/1/2026	2,780,000	2,895,368
Series 2021-1, 5.00%, 11/1/2029	710,000	772,935
		115,891,891
MICHIGAN — 1.2%
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2030	550,000	593,867
City of Lansing, General Obligation, MI:
Series B, AGM, 4.00%, 6/1/2038 (c)	4,375,000	4,123,056
Series B, AGM, 4.00%, 6/1/2039 (c)	2,250,000	2,081,041
Series B, AGM, 4.00%, 6/1/2040 (c)	2,500,000	2,278,853
Series B, AGM, 5.00%, 6/1/2041 (c)	4,430,000	4,604,375
Security Description	Principal Amount	Value
Macomb Interceptor Drain Drainage District, Special Assessment, MI Series A, 5.00%, 5/1/2032	$335,000	$347,390
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	285,000	296,465
Series B, 5.00%, 10/1/2028	250,000	260,256
Michigan State Building Authority Revenue, MI:
Series I, 4.00%, 10/15/2035	225,000	222,756
Series I, 5.00%, 4/15/2028	175,000	178,582
Series I, 5.00%, 10/15/2028	100,000	103,128
Series I, 5.00%, 4/15/2030	10,000	10,242
Series I, 5.00%, 10/15/2030	390,000	402,183
Series I, 5.00%, 4/15/2031	545,000	556,191
Series I, 5.00%, 10/15/2032	255,000	263,016
Series I, 5.00%, 10/15/2033	330,000	340,618
Series I, 5.00%, 10/15/2047	3,000,000	3,064,999
Michigan State University Revenue, MI:
Series A, 5.00%, 8/15/2041	3,500,000	3,690,827
Series A, 5.00%, 2/15/2048	2,225,000	2,285,217
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2028	145,000	148,676
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2044	3,910,000	3,546,175
Series B, 4.00%, 11/15/2045	5,000,000	4,495,760
5.00%, 11/15/2025	1,500,000	1,540,862
State of Michigan, General Obligation, MI:
Series A, 3.00%, 5/15/2036	1,140,000	960,430
Series A, 4.00%, 5/15/2040	835,000	783,702
University of Michigan Revenue, MI:
Series A, 4.00%, 4/1/2045	700,000	623,515
5.00%, 4/1/2040	465,000	479,858
Series A, 5.00%, 4/1/2026	575,000	593,372
Series A, 5.00%, 4/1/2034	450,000	466,478
Series A, 5.00%, 4/1/2042	545,000	571,086
Utica Community Schools, General Obligation, MI 5.00%, 5/1/2031	500,000	534,445
		40,447,421
MINNESOTA — 0.9%
Anoka-Hennepin Independent School District No. 11, General Obligation, MN Series A, 3.00%, 2/1/2045	780,000	577,661
County of Hennepin Sales Tax Revenue, MN 5.00%, 12/15/2026	525,000	526,175

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Elk River Independent School District No. 728, General Obligation, MN Series A, 2.00%, 2/1/2034	$845,000	$634,705
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2025	125,000	127,182
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series B, 4.00%, 3/1/2026	130,000	131,136
South Washington County Independent School District No. 833, General Obligation, MN Series A, 4.00%, 2/1/2029	325,000	326,221
State of Minnesota, General Obligation, MN:
Series A, 4.00%, 9/1/2038	1,540,000	1,501,786
Series A, 5.00%, 8/1/2024	750,000	757,651
Series A, 5.00%, 8/1/2025	2,365,000	2,419,776
Series A, 5.00%, 8/1/2027	640,000	674,769
Series A, 5.00%, 10/1/2028	205,000	216,807
Series A, 5.00%, 8/1/2030	1,715,000	1,873,602
Series A, 5.00%, 8/1/2038	500,000	524,629
Series B, 5.00%, 8/1/2026	2,325,000	2,413,440
Series B, 5.00%, 8/1/2027	5,000,000	5,271,631
Series D, 5.00%, 10/1/2026	325,000	338,241
Series D, 5.00%, 8/1/2027	7,500,000	7,907,447
Series D, 5.00%, 10/1/2028	540,000	571,100
Series E, 5.00%, 10/1/2027	100,000	105,735
University of Minnesota Revenue, MN:
Series A, 5.00%, 9/1/2040	485,000	495,727
Series A, 5.00%, 9/1/2041	200,000	204,199
White Bear Lake Independent School District No. 624, General Obligation, MN:
Series A, Class A, 3.00%, 2/1/2031	1,000,000	927,150
Series A, Class A, 4.00%, 2/1/2029	2,080,000	2,115,118
		30,641,888
MISSISSIPPI — 0.1%
Mississippi Development Bank Revenue, MS Series C, 5.00%, 8/1/2027	415,000	430,306
State of Mississippi, General Obligation, MS:
Series B, 3.00%, 10/1/2035	795,000	672,766
Series A, 4.00%, 6/1/2036	1,000,000	978,261
Series A, 5.00%, 10/1/2027	330,000	337,839
Series A, 5.00%, 10/1/2032	415,000	437,692
Series B, 5.00%, 12/1/2028	250,000	259,858
Series B, 5.00%, 12/1/2031	150,000	156,337
Security Description	Principal Amount	Value
Series B, Class B, 5.00%, 10/1/2033	$510,000	$546,092
Series B, 5.00%, 12/1/2034	100,000	104,225
		3,923,376
MISSOURI — 0.3%
City of Kansas City Sanitary Sewer System Revenue, MO:
Series A, 5.00%, 1/1/2029	120,000	121,769
Series A, 5.00%, 1/1/2032	100,000	105,320
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2028	225,000	237,955
County of St. Louis Revenue, MO:
Series A, 3.00%, 12/1/2031	500,000	451,722
Series A, 5.25%, 12/1/2038	1,505,000	1,559,165
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,540,000	1,627,361
Metropolitan St. Louis Sewer District Revenue, MO:
Series A, 5.00%, 5/1/2028	305,000	319,379
Series A, 5.00%, 5/1/2037	350,000	361,504
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2032	5,000,000	5,504,736
Series B, 5.00%, 11/1/2024	500,000	506,096
Missouri State Board of Public Buildings Revenue, MO:
Series A, 4.00%, 4/1/2024	150,000	150,055
Series B, 4.00%, 10/1/2028	595,000	605,673
North Kansas City School District No. 74, General Obligation, MO Series B, 4.00%, 3/1/2029	25,000	25,089
		11,575,824
NEBRASKA — 0.3%
City of Lincoln Electric System Revenue, NE:
5.00%, 9/1/2032	310,000	321,696
5.00%, 9/1/2034	310,000	321,366
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,196,739
Series A, 5.00%, 2/1/2024	155,000	155,483
Series A, 5.00%, 2/1/2028	465,000	477,226
Series B, 5.00%, 2/1/2032	750,000	820,999
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,209,043
University of Nebraska Facilities Corp. Revenue, NE:
Series A, 4.00%, 7/15/2030	500,000	502,626
5.00%, 7/15/2027	560,000	588,156

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2028	$500,000	$533,520
Series A, 5.00%, 7/15/2031	725,000	795,971
		8,922,825
NEVADA — 0.7%
City of Henderson, General Obligation, NV Series A-1, 4.00%, 6/1/2045	800,000	708,259
City of Las Vegas, General Obligation, NV Series C, 4.00%, 9/1/2036	300,000	292,388
Clark County Water Reclamation District, General Obligation, NV 5.00%, 7/1/2027	200,000	206,656
County of Clark Department of Aviation Revenue, NV Series B, 5.00%, 7/1/2041	2,295,000	2,366,129
County of Clark Revenue, NV 5.00%, 7/1/2024	105,000	105,814
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	674,027
Series C, 3.00%, 7/1/2039	500,000	381,779
Series C, 4.00%, 7/1/2033	1,500,000	1,488,205
5.00%, 6/1/2025	430,000	438,294
5.00%, 6/1/2026	150,000	154,930
5.00%, 6/1/2027	110,000	115,151
5.00%, 11/1/2028	145,000	147,472
Series A, 5.00%, 11/1/2024	180,000	182,195
Series A, 5.00%, 11/1/2026	420,000	432,310
Series A, 5.00%, 6/1/2027	140,000	146,556
Series A, 5.00%, 11/1/2029	575,000	591,853
Series A, 5.00%, 6/1/2036	810,000	845,503
Series A, 5.00%, 6/1/2038	545,000	562,690
Series B, 5.00%, 11/1/2023	110,000	110,080
Series B, 5.00%, 11/1/2024	170,000	172,073
Series B, 5.00%, 11/1/2025	100,000	102,466
Series B, 5.00%, 11/1/2026	180,000	187,044
Series B, 5.00%, 11/1/2028	120,000	123,976
Series B, 5.00%, 12/1/2030	525,000	557,050
Las Vegas Convention & Visitors Authority Revenue, NV Series A, 5.00%, 7/1/2038	1,000,000	1,049,294
Las Vegas Valley Water District, General Obligation, NV:
Series C, 3.00%, 6/1/2033	850,000	752,240
Series A, 4.00%, 6/1/2041	1,550,000	1,429,047
Series A, 4.00%, 6/1/2042	2,230,000	2,049,849
Series A, 4.00%, 6/1/2046	1,550,000	1,381,633
Series C, 4.00%, 6/1/2036	500,000	492,664
Series A, 5.00%, 6/1/2026	605,000	625,659
Series A, 5.00%, 6/1/2027	175,000	180,302
Series A, 5.00%, 6/1/2029	850,000	916,704
Series B, 5.00%, 12/1/2025	150,000	152,836
Series C, 5.00%, 6/1/2029	1,625,000	1,752,522
Security Description	Principal Amount	Value
State of Nevada Highway Improvement Revenue, NV:
3.38%, 12/1/2034	$750,000	$686,071
5.00%, 12/1/2026	310,000	321,009
5.00%, 12/1/2028	560,000	578,018
Truckee Meadows Water Authority Revenue, NV:
5.00%, 7/1/2031	105,000	107,680
5.00%, 7/1/2034	145,000	148,398
		23,716,826
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
BAM, 5.00%, 7/1/2028 (c)	1,700,000	1,801,484
BAM, 5.00%, 7/1/2033 (c)	2,000,000	2,171,247
		3,972,731
NEW JERSEY — 0.7%
Cherry Hill Township School District, General Obligation, NJ:
3.00%, 8/1/2026	5,000,000	4,818,664
4.00%, 8/1/2037	10,000,000	9,756,438
City of Ocean City, General Obligation, NJ 2.25%, 9/15/2033	1,500,000	1,204,413
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	1,980,000	1,519,047
Monmouth County Improvement Authority Revenue, NJ Series B, 5.00%, 12/1/2025	550,000	564,987
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	328,785
Series C, 2.00%, 3/1/2041	1,635,000	1,020,921
Series A, 5.00%, 3/1/2027	3,000,000	3,152,071
		22,365,326
NEW MEXICO — 0.3%
Albuquerque Municipal School District No. 12, General Obligation, NM:
Series 2017, 5.00%, 8/1/2024	210,000	211,834
Series 2017, 5.00%, 8/1/2025	230,000	235,122
City of Albuquerque Gross Receipts Tax Revenue, NM Series B, 5.00%, 7/1/2039	1,000,000	1,054,589
New Mexico Finance Authority Revenue, NM Series B1, 5.00%, 6/15/2027	115,000	115,768
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series B, 4.00%, 7/1/2024	200,000	200,230

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2025	$765,000	$780,679
Series A, 5.00%, 7/1/2026	5,100,000	5,275,141
Series A, 5.00%, 7/1/2030	600,000	652,259
Series A, 5.00%, 7/1/2031	2,910,000	3,189,513
		11,715,135
NEW YORK — 20.6%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2034	2,000,000	2,245,042
Series B, 5.00%, 11/1/2037	1,030,000	1,117,115
Series B, 5.00%, 11/1/2038	500,000	526,382
City of New York, General Obligation, NY:
Series A, 3.00%, 8/1/2036	2,485,000	2,087,402
Series B1, 3.00%, 10/1/2041	850,000	639,681
Series B1, 3.00%, 10/1/2044	515,000	371,343
Series A, 4.00%, 8/1/2037	1,900,000	1,817,229
Series A, 4.00%, 8/1/2042	520,000	469,752
Series A-1, 4.00%, 8/1/2034	800,000	799,272
Series A-1, 4.00%, 8/1/2038	3,000,000	2,831,849
Series A-1, Class A, 4.00%, 8/1/2042	710,000	641,392
Series B1, 4.00%, 10/1/2039	950,000	888,089
Series B1, 4.00%, 10/1/2040	545,000	504,763
Series D1, 4.00%, 3/1/2042	550,000	497,437
Series F1, 4.00%, 3/1/2038	785,000	741,893
Series F1, 4.00%, 3/1/2040	950,000	881,445
Series F1, 4.00%, 3/1/2047	1,000,000	872,139
Series E1, 5.00%, 4/1/2025	5,000,000	5,088,528
Series E1, 5.00%, 4/1/2035	3,500,000	3,793,672
Series E1, 5.00%, 4/1/2036	1,800,000	1,930,792
Series 1, 5.00%, 8/1/2028	600,000	637,894
Series 1, 5.00%, 4/1/2034	815,000	876,090
Series A, 5.00%, 8/1/2026	560,000	579,318
Series A, 5.00%, 8/1/2041	535,000	547,651
Series A-1, 5.00%, 8/1/2025	2,020,000	2,064,271
Series A-1, 5.00%, 8/1/2030	2,000,000	2,143,477
Series A-1, 5.00%, 8/1/2031	10,000,000	10,722,132
Series A-1, 5.00%, 8/1/2032	635,000	680,004
Series A-1, 5.00%, 8/1/2033	500,000	539,457
Series B1, 5.00%, 10/1/2034	2,415,000	2,560,347
Series B1, 5.00%, 12/1/2037	500,000	505,791
Series B1, 5.00%, 10/1/2038	300,000	309,716
Series B-1, 5.00%, 8/1/2025	6,350,000	6,489,167
Series B-1, 5.00%, 8/1/2029	7,500,000	8,029,957
Series B-1, 5.00%, 8/1/2030	14,790,000	15,851,014
Series B-1, 5.00%, 8/1/2031	2,500,000	2,698,045
Series B-1, 5.00%, 10/1/2031	1,500,000	1,621,032
Series B-1, 5.00%, 8/1/2032	1,825,000	1,983,507
Series C, 5.00%, 8/1/2026	1,300,000	1,338,838
Series C, 5.00%, 8/1/2027	10,700,000	11,222,562
Series C, 5.00%, 8/1/2029	8,895,000	9,523,530
Series C, 5.00%, 8/1/2043	520,000	531,113
Series C1, 5.00%, 8/1/2029	520,000	556,744
Series C1, 5.00%, 8/1/2031	500,000	536,107
Security Description	Principal Amount	Value
Series C1, 5.00%, 8/1/2033	$1,300,000	$1,391,105
Series D1, 5.00%, 12/1/2036	550,000	569,357
Series D1, 5.00%, 3/1/2039	500,000	516,324
Series D1, 5.00%, 3/1/2040	535,000	550,562
Series D1, 5.00%, 12/1/2041	625,000	638,274
Series D1, 5.00%, 3/1/2043	3,080,000	3,142,428
Series E, 5.00%, 8/1/2024	760,000	767,133
Series E, 5.00%, 8/1/2025	380,000	388,328
Series F1, 5.00%, 3/1/2027	600,000	625,305
Series F-1, 5.00%, 8/1/2025	2,140,000	2,186,900
Series F-1, 5.00%, 8/1/2028	400,000	425,262
Series H, 5.00%, 1/1/2036	2,250,000	2,353,774
Series L6, 5.00%, 4/1/2028	800,000	846,699
Series L6, 5.00%, 4/1/2031	555,000	588,646
Series B1, 5.25%, 10/1/2030	560,000	592,874
Series B-1, 5.25%, 10/1/2043	1,500,000	1,573,382
Series E1, 5.25%, 3/1/2035	670,000	703,685
Series E1, 5.25%, 4/1/2044	20,000,000	20,969,392
County of Nassau, General Obligation, NY:
Series B, 5.00%, 4/1/2038	475,000	506,707
Series B, 5.00%, 4/1/2041	1,500,000	1,577,258
County of Westchester, General Obligation, NY Series A, 2.00%, 10/15/2034	6,410,000	5,019,799
Erie County Industrial Development Agency Revenue, NY Series A, 5.00%, 5/1/2027	220,000	225,314
Metropolitan Transportation Authority Revenue, NY:
Series B2, 4.00%, 11/15/2033	330,000	333,162
Series A, 5.00%, 11/15/2036	590,000	634,793
Series A, 5.00%, 11/15/2044	695,000	718,371
Series B1, 5.00%, 11/15/2036	350,000	357,570
Series A, 5.25%, 11/15/2034	560,000	580,324
Series A, 5.25%, 11/15/2035	250,000	258,333
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 5/1/2030	595,000	628,675
5.00%, 5/1/2031	500,000	523,317
5.00%, 5/1/2032	525,000	554,161
5.00%, 5/1/2034	525,000	553,662
New York City Municipal Water Finance Authority Revenue, NY:
Series DD-2, 3.50%, 6/15/2040	580,000	488,875
Series EE, 3.50%, 6/15/2042	900,000	736,640
Series AA-2, 4.00%, 6/15/2042	2,560,000	2,340,549
Series AA-2, 4.00%, 6/15/2043	1,650,000	1,500,079
Series BB2, 4.00%, 6/15/2042	3,700,000	3,382,825

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series CC-1, 4.00%, 6/15/2041	$900,000	$831,852
Series CC-2, 4.00%, 6/15/2042	975,000	891,420
Series DD, 4.00%, 6/15/2036	520,000	509,019
Series FF, 4.00%, 6/15/2025	575,000	577,560
Series DD, 4.13%, 6/15/2046	5,000,000	4,482,034
Series DD, 4.13%, 6/15/2047	5,000,000	4,450,931
Series AA, 5.00%, 6/15/2040	3,705,000	3,819,704
Series AA-2, 5.00%, 6/15/2028	500,000	516,571
Series AA-2, 5.00%, 6/15/2031	1,000,000	1,090,794
Series AA-2, 5.00%, 6/15/2032	700,000	762,550
Series BB-1, 5.00%, 6/15/2044	1,175,000	1,212,907
Series BB-2, 5.00%, 6/15/2031	530,000	553,806
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,014,380
Series CC-2, 5.00%, 6/15/2028	500,000	516,571
Series DD, 5.00%, 6/15/2029	2,000,000	2,154,657
Series DD-2, 5.00%, 6/15/2027	630,000	643,334
Series EE, 5.00%, 6/15/2029	695,000	708,975
Series EE, 5.00%, 6/15/2031	1,310,000	1,436,136
Series EE-2, 5.00%, 6/15/2040	3,785,000	3,893,846
Series FF, 5.00%, 6/15/2040	725,000	744,407
Series FF, 5.00%, 6/15/2041	1,000,000	1,037,216
Series FF-2, 5.00%, 6/15/2033	4,500,000	4,799,629
Series FF-2, 5.00%, 6/15/2040	570,000	586,392
Series GG-1, 5.00%, 6/15/2030	900,000	979,059
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 4.00%, 7/15/2037	6,430,000	6,207,181
Series S3A, 4.00%, 7/15/2038	500,000	475,538
Series S, 5.00%, 7/15/2029	5,885,000	6,333,059
Series S1, 5.00%, 7/15/2032	520,000	546,788
Series S1, 5.00%, 7/15/2035	630,000	649,875
Series S1A, 5.00%, 7/15/2034	750,000	803,588
Series S1A, 5.00%, 7/15/2039	500,000	518,262
Series S2A, 5.00%, 7/15/2032	570,000	599,364
Series S3A, 5.00%, 7/15/2026	500,000	517,730
Security Description	Principal Amount	Value
Series S3A, 5.00%, 7/15/2036	$3,205,000	$3,330,314
Series S4A, 5.00%, 7/15/2033	250,000	262,626
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 3.00%, 11/1/2037	2,000,000	1,602,212
Series B-1, 3.00%, 8/1/2041	1,600,000	1,214,941
Series A, 4.00%, 11/1/2038	505,000	477,692
Series A-1, 4.00%, 11/1/2036	1,875,000	1,818,934
Series A3, 4.00%, 5/1/2042	2,500,000	2,277,849
Series A3, 4.00%, 5/1/2043	1,165,000	1,055,742
Series B-1, 4.00%, 8/1/2038	800,000	757,141
Series B-1, 4.00%, 8/1/2039	3,250,000	3,039,550
Series B-1, 4.00%, 8/1/2045	2,500,000	2,235,383
Series C-1, 4.00%, 5/1/2036	600,000	586,555
Series C-1, 4.00%, 5/1/2038	3,690,000	3,491,562
Series C-1, 4.00%, 2/1/2039	1,185,000	1,109,943
Series C-1, 4.00%, 5/1/2039	875,000	818,974
Series C-1, 4.00%, 11/1/2040	2,335,000	2,161,985
Series C-1, 4.00%, 5/1/2045	5,350,000	4,787,563
Series C-1, 4.00%, 2/1/2047	535,000	473,807
Series D1, 4.00%, 11/1/2044	7,820,000	7,030,814
Series E1, 4.00%, 2/1/2043	2,850,000	2,584,750
5.00%, 11/1/2028	500,000	515,302
Series A, 5.00%, 2/1/2030	370,000	377,527
Series A, 5.00%, 11/1/2032	2,000,000	2,150,111
Series A, 5.00%, 2/1/2034	600,000	611,660
Series A, 5.00%, 5/1/2035	3,935,000	4,271,431
Series A, 5.00%, 5/1/2036	4,000,000	4,301,932
Series A, 5.00%, 5/1/2038	1,000,000	1,053,448
Series A, 5.00%, 5/1/2047	2,000,000	2,036,250
Series A1, 5.00%, 8/1/2038	500,000	512,182
Series A1, 5.00%, 8/1/2040	640,000	652,807
Series A-1, 5.00%, 11/1/2026	1,225,000	1,272,936
Series A-1, 5.00%, 11/1/2029	2,470,000	2,655,213
Series A-1, 5.00%, 5/1/2034	250,000	255,488
Series A-1, 5.00%, 5/1/2036	245,000	248,581
Series A2, 5.00%, 5/1/2036	540,000	565,880
Series B, 5.00%, 11/1/2025	1,000,000	1,025,266
Series B, 5.00%, 11/1/2027	4,910,000	5,169,202
Series B1, 5.00%, 8/1/2030	295,000	302,834
Series B1, 5.00%, 8/1/2031	175,000	176,102
Series B-1, 5.00%, 8/1/2025	885,000	904,081
Series B-1, 5.00%, 11/1/2028	500,000	532,563
Series B-1, 5.00%, 8/1/2029	40,000	41,044
Series B-1, 5.00%, 11/1/2034	545,000	578,256
Series C, 5.00%, 11/1/2029	720,000	736,904
Series C-1, 5.00%, 5/1/2025	500,000	509,212
Series C-1, 5.00%, 5/1/2027	640,000	668,679
Series C-1, 5.00%, 5/1/2031	1,120,000	1,205,692
Series C-1, 5.00%, 5/1/2032	525,000	564,433
Series C-1, 5.00%, 5/1/2033	565,000	606,626
Series C-1, 5.00%, 11/1/2034	3,000,000	3,169,549

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series D1, 5.00%, 11/1/2044	$835,000	$852,235
Series D-1, 5.00%, 11/1/2028	1,490,000	1,587,038
Series D-1, 5.00%, 11/1/2034	2,000,000	2,164,585
Series DS, 5.00%, 11/1/2036	1,000,000	1,054,080
Series E-1, 5.00%, 11/1/2027	5,365,000	5,648,222
Series F1, 5.00%, 5/1/2036	515,000	525,086
Series F-1, 5.00%, 11/1/2029	2,750,000	2,956,209
Series F-1, 5.00%, 11/1/2034	600,000	644,416
Series F-1, 5.00%, 2/1/2047	7,000,000	7,113,156
Series G-1, 5.00%, 11/1/2027	500,000	526,395
Series A-1, 5.25%, 8/1/2040	1,135,000	1,203,818
New York City Transitional Finance Authority Revenue, NY:
Series B, 5.00%, 5/1/2025	1,100,000	1,122,468
Series B, 5.00%, 5/1/2026	2,250,000	2,321,272
New York Power Authority Revenue, NY Series A, AGM, 4.00%, 11/15/2040 (c)	795,000	736,304
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	315,000	303,334
Series A, 3.00%, 3/15/2038	1,575,000	1,253,711
Series A, 3.00%, 3/15/2041	710,000	533,933
Series A, 3.00%, 3/15/2042	2,000,000	1,479,106
Series E, 3.00%, 3/15/2041	2,795,000	2,101,893
Series A, 3.25%, 2/15/2040	5,000	4,941
4.00%, 3/15/2041	5,000,000	4,561,768
Series A, AGM, 4.00%, 10/1/2024 (c)	440,000	440,817
Series A, AGM, 4.00%, 10/1/2035 (c)	1,340,000	1,311,274
Series A, 4.00%, 3/15/2037	580,000	558,509
Series A, 4.00%, 3/15/2038	5,000,000	4,728,205
Series A, 4.00%, 3/15/2039	700,000	656,214
Series A, 4.00%, 3/15/2040	2,500,000	2,323,155
Series A, 4.00%, 3/15/2041	1,200,000	1,105,340
Series A, 4.00%, 3/15/2042	1,150,000	1,049,347
Series A, 4.00%, 3/15/2043	1,000,000	908,303
Series A, 4.00%, 3/15/2044	1,230,000	1,109,269
Series A, 4.00%, 3/15/2047	2,000,000	1,772,634
Series D, 4.00%, 2/15/2036	1,000,000	979,294
Series D, 4.00%, 2/15/2037	3,000,000	2,893,842
Series D, 4.00%, 2/15/2038	3,000,000	2,839,596
Series D, 4.00%, 2/15/2039	500,000	468,740
Series D, 4.00%, 2/15/2040	880,000	817,472
Series D, 4.00%, 2/15/2047	2,150,000	1,907,780
Series E, 4.00%, 3/15/2037	2,560,000	2,465,143
Series E, 4.00%, 3/15/2039	1,865,000	1,748,341
Series E, 4.00%, 3/15/2042	1,490,000	1,359,589
Series E, 4.00%, 3/15/2043	1,300,000	1,180,794
Series E, 4.00%, 3/15/2044	1,550,000	1,397,860
Series E, 4.00%, 3/15/2046	4,320,000	3,847,398
5.00%, 3/15/2033	2,000,000	2,197,004
5.00%, 3/15/2035	1,000,000	1,097,137
Security Description	Principal Amount	Value
5.00%, 3/15/2036	$1,000,000	$1,085,110
5.00%, 3/15/2039	1,000,000	1,052,349
Series 1, 5.00%, 1/15/2029	400,000	422,234
Series 1, 5.00%, 1/15/2030	250,000	263,615
Series 1, 5.00%, 1/15/2031	500,000	526,766
Series 2015B-B, 5.00%, 3/15/2029	40,000	40,822
Series A, AGM, 5.00%, 10/1/2024 (c)	3,005,000	3,041,682
Series A, 5.00%, 3/15/2025	900,000	915,671
Series A, BAM, 5.00%, 10/1/2025 (c)	4,450,000	4,558,289
Series A, AGM, 5.00%, 10/1/2026 (c)	665,000	686,934
Series A, 5.00%, 3/15/2027	570,000	595,903
Series A, AGM, 5.00%, 10/1/2027 (c)	855,000	895,257
Series A, 5.00%, 3/15/2028	1,235,000	1,299,835
Series A, 5.00%, 7/1/2028	2,000,000	2,146,446
Series A, AGM, 5.00%, 10/1/2028	205,000	214,468
Series A, BAM, 5.00%, 10/1/2028 (c)	3,325,000	3,522,907
Series A, 5.00%, 3/15/2029	3,835,000	4,090,910
Series A, 5.00%, 3/15/2030	2,355,000	2,518,753
Series A, 5.00%, 10/1/2030	3,075,000	3,188,971
Series A, 5.00%, 3/15/2031	5,180,000	5,601,110
Series A, 5.00%, 3/15/2032	200,000	200,615
Series A, 5.00%, 7/1/2032	125,000	129,110
Series A, AGM, 5.00%, 10/1/2032	5,000,000	5,453,226
Series A, AGM, 5.00%, 10/1/2033 (c)	4,500,000	4,808,472
Series A, 5.00%, 7/1/2035	100,000	102,972
Series A, 5.00%, 2/15/2036	500,000	508,237
Series A, 5.00%, 3/15/2036	2,750,000	2,865,142
Series A, 5.00%, 3/15/2037	870,000	900,469
Series A, 5.00%, 3/15/2039	900,000	921,619
Series A, 5.00%, 7/1/2039	525,000	542,709
Series A, 5.00%, 7/1/2040	950,000	979,718
Series A, 5.00%, 3/15/2043	645,000	655,425
Series A-1, 5.00%, 3/15/2029	3,000,000	3,210,907
Series A-1, 5.00%, 3/15/2036	3,000,000	3,240,560
Series A-1, 5.00%, 3/15/2045	3,000,000	3,091,880
Series B, 5.00%, 2/15/2026	365,000	375,589
Series B, 5.00%, 10/1/2030	260,000	269,122
Series B, 5.00%, 2/15/2038	400,000	409,821
Series C, 5.00%, 3/15/2028	570,000	603,141
Series D, 5.00%, 2/15/2027	1,150,000	1,200,191
Series D, 5.00%, 2/15/2028	510,000	538,608
Series D, 5.00%, 2/15/2030	685,000	736,477
Series D, 5.00%, 2/15/2041	2,350,000	2,420,523
Series E, 5.00%, 3/15/2031	1,730,000	1,875,475
Series E, 5.00%, 3/15/2032	2,285,000	2,493,654
Series E, 5.00%, 3/15/2033	2,000,000	2,195,980
Series E, 5.00%, 3/15/2035	10,000,000	10,463,857

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 4.00%, 6/15/2045	$500,000	$459,103
Series A, 4.00%, 6/15/2047	2,215,000	1,998,158
Series B, 4.00%, 6/15/2037	3,190,000	3,129,096
Series B, 4.00%, 10/15/2045	1,500,000	1,369,666
Series A, 5.00%, 6/15/2026	1,190,000	1,235,998
Series A, 5.00%, 6/15/2031	4,185,000	4,665,509
Series A, 5.00%, 5/15/2032	1,450,000	1,633,500
Series B, 5.00%, 6/15/2026	5,000,000	5,191,960
Series B, 5.00%, 6/15/2035	2,000,000	2,147,077
Series B, 5.00%, 6/15/2036	3,000,000	3,198,803
Series B, 5.00%, 6/15/2043	500,000	514,929
New York State Thruway Authority Revenue, NY:
Series A-1, 4.00%, 3/15/2039	5,000,000	4,681,962
5.00%, 3/15/2041	13,100,000	13,565,654
Series A, 5.00%, 3/15/2029	2,850,000	3,054,737
Series A1, 5.00%, 3/15/2031	570,000	622,196
Series A1, 5.00%, 3/15/2034	875,000	938,555
New York State Urban Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	1,870,000	1,461,154
Series A, 3.00%, 3/15/2041	1,415,000	1,088,309
Series C, 3.00%, 3/15/2040	2,830,000	2,185,612
Series A, 4.00%, 3/15/2038	5,975,000	5,625,955
Series A, 4.00%, 3/15/2043	2,045,000	1,856,176
Series A, 4.00%, 3/15/2044	5,000,000	4,512,487
Series A, 4.00%, 3/15/2045	900,000	805,448
Series C, 4.00%, 3/15/2037	1,355,000	1,296,804
Series C, 4.00%, 3/15/2041	2,695,000	2,467,313
Series C, 4.00%, 3/15/2045	4,450,000	3,936,256
Series E, 4.00%, 3/15/2046	2,275,000	2,000,473
Series E2, 4.00%, 3/15/2034	560,000	560,072
Series A, 5.00%, 3/15/2029	7,000,000	7,467,111
Series A, 5.00%, 9/15/2028	3,000,000	3,187,918
Series A, 5.00%, 3/15/2033	505,000	525,206
Series A, 5.00%, 3/15/2035	4,120,000	4,309,572
Series A, 5.00%, 3/15/2037	2,930,000	3,073,178
Series A, 5.00%, 3/15/2042	1,120,000	1,147,467
Series C, 5.00%, 3/15/2029	1,060,000	1,130,734
Series C, 5.00%, 3/15/2030	1,000,000	1,076,031
Series C, 5.00%, 3/15/2038	3,745,000	3,891,288
Series C, 5.00%, 3/15/2047	12,300,000	12,485,987
Series E, 5.00%, 3/15/2030	500,000	538,016
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2040	2,750,000	2,861,972
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,043,363
Series 230, 4.00%, 12/1/2030	750,000	766,982
5.00%, 12/1/2026	2,000,000	2,081,458
5.00%, 12/1/2033	3,500,000	3,891,979
Security Description	Principal Amount	Value
5.00%, 9/1/2034	$535,000	$570,654
5.00%, 12/1/2036	1,645,000	1,763,755
Series 209, 5.00%, 7/15/2030	500,000	527,638
Series 209, 5.00%, 7/15/2035	360,000	376,472
Series 222, 5.00%, 7/15/2035	550,000	585,059
Series 240, 5.00%, 7/15/2041	2,000,000	2,073,091
Series 240, 5.00%, 7/15/2044	2,000,000	2,050,629
Series 241, 5.00%, 7/15/2040	1,140,000	1,186,246
Series 241, 5.00%, 7/15/2041	1,500,000	1,554,818
State of New York, General Obligation, NY:
Series A, 3.00%, 3/15/2035	1,050,000	917,467
5.00%, 3/15/2032	1,500,000	1,671,060
5.00%, 3/15/2034	4,325,000	4,849,406
Suffolk County Water Authority Revenue, NY:
Series B, 3.00%, 6/1/2044	500,000	366,570
Series A, 3.25%, 6/1/2043	565,000	443,487
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,022,550
Series A2, 2.00%, 5/15/2045 (b)	650,000	576,780
Series C, 3.00%, 11/15/2045	895,000	628,681
Series A, 4.00%, 11/15/2033	1,395,000	1,408,240
Series A-1, 4.00%, 5/15/2046	840,000	741,840
Series C1A, 4.00%, 5/15/2046	2,545,000	2,247,599
Series A, 5.00%, 11/15/2027	1,500,000	1,583,538
Series A, 5.00%, 11/15/2029	3,000,000	3,236,436
Series A, 5.00%, 11/15/2034	550,000	600,078
Series A, 5.00%, 5/15/2044	620,000	635,951
Series A, 5.00%, 5/15/2047	2,000,000	2,038,937
Series B, 5.00%, 5/15/2028	10,000,000	10,622,905
Series B, 5.00%, 11/15/2028	6,665,000	7,106,842
Series B, 5.00%, 11/15/2029	635,000	656,281
Series B, 5.00%, 11/15/2030	5,255,000	5,663,281
Series C, 5.00%, 11/15/2023	700,000	700,799
Series C, 5.00%, 11/15/2033	675,000	715,609
Series C, 5.00%, 5/15/2042	1,785,000	1,838,624
Series D, 5.00%, 11/15/2034	500,000	534,923
Series C, 5.25%, 5/15/2041	2,140,000	2,259,352
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	2,225,000	2,310,115
Series A, 5.00%, 5/15/2046	7,000,000	7,201,670
Series A, 5.00%, 5/15/2047	2,500,000	2,567,728
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	403,419
Utility Debt Securitization Authority Revenue, NY:
5.00%, 12/15/2038	200,000	205,528

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/15/2040	$300,000	$307,250
Series A, 5.00%, 12/15/2026	350,000	353,335
Series A, 5.00%, 6/15/2028	255,000	261,489
Series A, 5.00%, 12/15/2032	260,000	266,482
Series A, 5.00%, 12/15/2033	500,000	512,209
Series TE, 5.00%, 12/15/2038	9,900,000	10,669,067
Series TE, 5.00%, 12/15/2039	13,645,000	14,632,494
		703,543,654
NORTH CAROLINA — 1.6%
City of Charlotte Airport Revenue, NC:
Series A, 4.00%, 7/1/2038	510,000	487,883
Series A, 5.00%, 7/1/2041	2,000,000	2,088,776
City of Charlotte Water & Sewer System Revenue, NC:
Series A, 5.00%, 7/1/2026	2,350,000	2,436,925
Series A, 5.00%, 7/1/2027	1,620,000	1,706,768
City of Charlotte, General Obligation, NC Series A, 5.00%, 6/1/2027	705,000	741,720
City of Raleigh Combined Enterprise System Revenue, NC:
4.00%, 9/1/2044	3,000,000	2,764,633
5.00%, 9/1/2033	1,000,000	1,128,840
5.00%, 9/1/2048	1,125,000	1,177,526
County of Brunswick Enterprise Systems Revenue, NC 3.00%, 4/1/2046	500,000	354,342
County of Buncombe Revenue, NC 5.00%, 6/1/2026	100,000	101,844
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2024	1,320,000	1,329,890
Series A, 5.00%, 6/1/2030	815,000	885,225
Series A, 5.00%, 6/1/2033	465,000	517,997
Series A, 5.00%, 6/1/2034	925,000	1,028,665
Series A, 5.00%, 6/1/2035	675,000	746,391
Series A, 5.00%, 6/1/2036	800,000	876,104
Series A, 5.00%, 6/1/2041	1,000,000	1,060,288
Series A, 5.00%, 6/1/2043	1,285,000	1,353,325
County of Mecklenburg, General Obligation, NC Series A, 5.00%, 4/1/2027	550,000	577,248
County of Union Enterprise System Revenue, NC:
3.00%, 6/1/2037	1,545,000	1,263,574
3.00%, 6/1/2039	1,125,000	883,328
County of Wake Revenue, NC:
4.00%, 3/1/2034	690,000	696,737
4.00%, 9/1/2038	700,000	664,523
5.00%, 9/1/2034	525,000	563,154
Security Description	Principal Amount	Value
County of Wake, General Obligation, NC:
Series A, 4.00%, 2/1/2034	$5,000,000	$5,104,916
Series A, 5.00%, 5/1/2037	10,000,000	10,897,123
Series A, 5.00%, 2/1/2025	2,720,000	2,763,402
Series A, 5.00%, 3/1/2026	400,000	412,742
North Carolina Turnpike Authority Revenue, NC Zero Coupon, 1/1/2045	615,000	205,097
State of North Carolina Revenue, NC:
Series B, 3.00%, 5/1/2033	795,000	705,675
5.00%, 3/1/2028	3,915,000	4,135,455
Series A, 5.00%, 5/1/2030	575,000	616,667
State of North Carolina, General Obligation, NC Series B, 5.00%, 6/1/2030	3,000,000	3,242,596
		53,519,379
NORTH DAKOTA — 0.0% (a)
University of North Dakota, Certificate Participation, ND Series A, AGM, 4.00%, 6/1/2046 (c)	615,000	524,161
OHIO — 2.0%
City of Columbus Sewerage Revenue, OH 5.00%, 6/1/2030	100,000	102,953
City of Columbus, General Obligation, OH:
Series A, 5.00%, 8/15/2036	2,000,000	2,180,043
Series A, 5.00%, 8/15/2039	895,000	953,861
County of Cuyahoga Sales Tax Revenue, OH:
Series A, 4.00%, 1/1/2030	3,465,000	3,525,293
Series A, 4.00%, 1/1/2033	1,350,000	1,351,695
Cuyahoga Community College District, General Obligation, OH:
4.00%, 12/1/2033	525,000	525,887
5.00%, 12/1/2027	400,000	413,040
5.00%, 12/1/2028	300,000	309,396
5.00%, 12/1/2037	600,000	609,208
Northeast Ohio Regional Sewer District Revenue, OH:
3.00%, 11/15/2040	2,755,000	2,087,506
3.25%, 11/15/2040	100,000	79,879
5.00%, 11/15/2044	245,000	247,983
Ohio State University Revenue, OH:
Series A, 3.00%, 12/1/2044	2,325,000	1,666,710
Series A, 4.00%, 12/1/2042	700,000	638,064
5.00%, 12/1/2033	7,500,000	8,324,795
5.00%, 12/1/2035	2,195,000	2,413,122
Series A, 5.00%, 12/1/2036	645,000	693,569

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ohio Turnpike & Infrastructure Commission Revenue, OH:
Series A, 5.00%, 2/15/2028	$350,000	$364,661
Series A, 5.00%, 2/15/2046	5,000,000	5,161,717
Ohio Water Development Authority Revenue, OH:
5.00%, 12/1/2039	2,295,000	2,396,379
Series A, 5.00%, 6/1/2028	175,000	180,631
Series A, 5.00%, 12/1/2028	825,000	851,545
Series A, 5.00%, 6/1/2029	3,500,000	3,756,528
Series A, 5.00%, 12/1/2036	530,000	575,266
Series A, 5.00%, 12/1/2037	800,000	851,886
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,685,000	2,409,268
Series A, 4.00%, 12/1/2037	1,420,000	1,373,484
Series B, 4.00%, 12/1/2038	1,000,000	964,389
Series A, 5.00%, 12/1/2029	240,000	251,126
Series A, 5.00%, 12/1/2031	500,000	522,306
Series A, 5.00%, 6/1/2032	675,000	732,986
Series A, 5.00%, 12/1/2033	525,000	569,812
Series A, 5.00%, 12/1/2038	500,000	525,362
Series B, 5.00%, 12/1/2037	720,000	758,630
Series B, 5.00%, 12/1/2039	2,250,000	2,395,452
Series B, 5.25%, 12/1/2035	615,000	672,718
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	4,940,000	4,978,773
State of Ohio Revenue, OH:
Series 1-A, 5.00%, 12/15/2025	615,000	631,185
Series 2019-1, 5.00%, 12/15/2024	545,000	552,621
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,086,045
Series 2022-1, 5.00%, 12/15/2034	1,000,000	1,079,683
Series C, 5.00%, 12/1/2028	230,000	238,067
Series C, 5.00%, 12/1/2029	180,000	185,934
Series C, 5.00%, 12/1/2030	165,000	170,390
State of Ohio, General Obligation, OH:
Series A, 4.00%, 3/1/2036	940,000	938,861
Series A, 4.00%, 3/1/2037	500,000	489,758
Series A, 4.00%, 3/1/2039	750,000	706,031
Series A, 4.00%, 6/15/2040	1,000,000	939,009
Series A, 5.00%, 9/1/2024	120,000	121,331
Series A, 5.00%, 3/1/2030	860,000	898,841
Series A, 5.00%, 5/1/2032	660,000	690,889
Series A, 5.00%, 2/1/2033	875,000	896,043
Series A, 5.00%, 5/1/2033	500,000	546,455
Series C, 5.00%, 11/1/2033	400,000	404,985
Series T, 5.00%, 11/1/2028	400,000	419,132
Security Description	Principal Amount	Value
Series T, 5.00%, 5/1/2031	$250,000	$261,786
		67,672,969
OKLAHOMA — 0.3%
Canadian County Educational Facilities Authority Revenue, OK 3.00%, 9/1/2029	250,000	233,768
Oklahoma Capitol Improvement Authority Revenue, OK:
5.00%, 7/1/2027	160,000	164,923
Series A, 5.00%, 7/1/2025	600,000	611,687
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	4,799,143
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2031	1,320,000	1,424,807
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2028	2,435,000	2,573,208
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2033	1,000,000	1,115,818
		10,923,354
OREGON — 1.5%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, General Obligation, OR Series B, 5.00%, 6/15/2033	550,000	579,345
City of Portland Sewer System Revenue, OR:
Series A, 2.50%, 6/15/2033	325,000	271,885
Series A, 3.00%, 3/1/2035	770,000	671,026
Series A, 3.00%, 3/1/2046	605,000	428,194
5.00%, 12/1/2040	5,000,000	5,301,485
Series A, 5.00%, 3/1/2024	620,000	622,791
Series A, 5.00%, 3/1/2030	495,000	530,400
Series A, 5.00%, 3/1/2034	505,000	539,523
Clackamas County School District No. 12 North Clackamas, General Obligation, OR 5.00%, 6/15/2026	75,000	75,568
Hillsboro School District No. 1J, General Obligation, OR:
4.00%, 6/15/2035	700,000	690,366
4.00%, 6/15/2036	1,020,000	994,540
4.00%, 6/15/2039	1,920,000	1,791,471
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, 5.00%, 6/15/2029	135,000	140,960

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Multnomah County School District No. 1 Portland, General Obligation, OR:
5.00%, 6/15/2025	$1,615,000	$1,646,934
5.00%, 6/15/2036	5,855,000	6,435,832
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2033	1,000,000	1,116,672
Series C, 5.00%, 4/1/2026	510,000	518,807
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2025	430,000	438,858
5.00%, 6/15/2029	500,000	516,031
5.00%, 6/15/2030	660,000	680,305
5.00%, 6/15/2031	500,000	515,253
5.00%, 6/15/2032	500,000	515,123
5.00%, 6/15/2033	500,000	514,864
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,995,000	869,650
Series A, Zero Coupon, 6/15/2040	2,850,000	1,168,200
Series B, 5.00%, 6/15/2032 (b)	635,000	688,476
State of Oregon Department of Transportation Revenue, OR:
Series A, 5.00%, 11/15/2042	7,500,000	7,889,361
Series C, 5.00%, 11/15/2025	170,000	174,631
State of Oregon, General Obligation, OR:
Series A, 4.00%, 5/1/2037	895,000	866,705
Series A, 5.00%, 5/1/2025	995,000	1,013,485
Series A, 5.00%, 5/1/2026	1,000,000	1,032,920
Series A, 5.00%, 5/1/2027	355,000	371,758
Series A, 5.00%, 5/1/2040	8,000,000	8,511,590
Series I, 5.00%, 8/1/2029	195,000	204,262
Series Q, 5.00%, 5/1/2028	180,000	185,320
Tri-County Metropolitan Transportation District of Oregon Revenue, OR Series A, 5.00%, 9/1/2041	570,000	595,012
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,955,000	884,086
Series A, Zero Coupon, 6/15/2041	2,500,000	998,597
Series A, Zero Coupon, 6/15/2042	2,000,000	750,128
Series B, Zero Coupon, 6/15/2032	700,000	476,493
Series B, Zero Coupon, 6/15/2034	330,000	203,360
Security Description	Principal Amount	Value
5.00%, 6/15/2027	$120,000	$120,910
		52,541,177
PENNSYLVANIA — 1.2%
Bensalem Township School District, General Obligation, PA 5.00%, 6/1/2028	45,000	45,071
Commonwealth of Pennsylvania, General Obligation, PA:
Series 1ST, 2.00%, 5/15/2039	665,000	420,890
Series 2020-1, 2.00%, 5/1/2039	1,475,000	938,164
Series 2020-1, 3.00%, 5/1/2035	900,000	796,135
Series 1ST, 4.00%, 5/15/2033	7,955,000	8,058,347
5.00%, 10/1/2025	2,000,000	2,047,122
Series 1, 5.00%, 1/1/2024	725,000	726,485
Series 2022-1, 5.00%, 5/1/2025	5,000,000	5,091,355
County of Allegheny, General Obligation, PA Series C, 5.00%, 11/1/2026	315,000	327,886
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2033	190,000	187,539
Series AT1, 5.00%, 6/15/2024	200,000	201,267
Series AT1, 5.00%, 6/15/2025	100,000	101,680
Pennsylvania State University Revenue, PA:
5.00%, 9/1/2041	2,500,000	2,635,274
5.00%, 9/1/2042	6,755,000	7,081,062
5.00%, 9/1/2043	2,500,000	2,621,349
5.25%, 9/1/2048	8,245,000	8,692,355
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2028	105,000	108,332
Series A, 5.00%, 12/1/2030	160,000	164,895
Series A, 5.00%, 12/1/2046	625,000	642,128
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2024	900,000	903,243
State Public School Building Authority Revenue, PA Series A, AGM, 5.00%, 12/1/2023	150,000	150,224
		41,940,803
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI:
Series A, 4.00%, 5/15/2028	485,000	481,768

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series D, BAM, 4.00%, 5/15/2040	$550,000	$503,217
State of Rhode Island, General Obligation, RI:
Series E, 2.00%, 8/1/2038	905,000	603,325
Series A, 5.00%, 8/1/2039	8,795,000	9,349,045
Series E, 5.00%, 1/15/2027	500,000	521,502
		11,458,857
SOUTH CAROLINA — 0.5%
Anderson County School District No. 1, General Obligation, SC 3.00%, 3/1/2038	850,000	679,894
Beaufort County School District, General Obligation, SC Series C, 4.00%, 3/1/2035	1,000,000	1,002,519
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	2,600,000	2,766,666
Grand Strand Water & Sewer Authority Revenue, SC Series A, 4.00%, 6/1/2046	575,000	516,675
Lexington County School District No. 2, General Obligation, SC:
3.00%, 3/1/2038	125,000	100,447
Series C, 3.00%, 3/1/2038	325,000	261,550
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2039	5,000,000	5,288,375
State of South Carolina, General Obligation, SC:
Series A, 5.00%, 4/1/2025	5,000,000	5,090,715
Series A, 5.00%, 4/1/2030	120,000	125,809
University of South Carolina Revenue, SC:
Series A, 5.00%, 5/1/2041	750,000	776,169
Series A, 5.00%, 5/1/2046	730,000	744,945
		17,353,764
TENNESSEE — 1.1%
City of Memphis Sanitary Sewerage System Revenue, TN Series B, 5.00%, 10/1/2045	1,000,000	1,030,536
City of Memphis Water Revenue, TN 3.00%, 12/1/2045	500,000	355,342
City of Memphis, General Obligation, TN:
4.00%, 5/1/2035	750,000	750,941
4.00%, 6/1/2044	500,000	454,487
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series B, 5.00%, 5/15/2026	345,000	356,120
Security Description	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series C, 3.00%, 1/1/2034	$500,000	$446,647
4.00%, 7/1/2036	515,000	499,707
Series B, 4.00%, 1/1/2027	5,000,000	5,052,436
5.00%, 1/1/2024	105,000	105,285
5.00%, 1/1/2026	170,000	174,762
5.00%, 1/1/2027	100,000	103,034
5.00%, 7/1/2030	650,000	688,565
Series B, 5.00%, 1/1/2036	8,930,000	9,718,380
Series C, 5.00%, 1/1/2024	500,000	501,356
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027	1,325,000	1,171,166
Zero Coupon, 4/1/2032	1,500,000	999,235
Zero Coupon, 4/1/2034	3,300,000	1,973,481
Zero Coupon, 4/1/2035	760,000	427,323
Zero Coupon, 4/1/2040	750,000	301,478
Zero Coupon, 4/1/2041	2,015,000	762,513
Zero Coupon, 4/1/2042	850,000	302,583
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 2/1/2026	160,000	164,856
Series A, 5.00%, 5/1/2027	10,000,000	10,478,900
Tennessee State School Bond Authority Revenue, TN Series A, 5.00%, 11/1/2031	500,000	520,322
		37,339,455
TEXAS — 11.8%
Alamo Community College District, General Obligation, TX:
4.00%, 8/15/2034	1,085,000	1,083,064
5.00%, 8/15/2026	125,000	129,453
5.00%, 2/15/2027	1,855,000	1,933,761
5.00%, 8/15/2027	575,000	604,093
Aldine Independent School District, General Obligation, TX:
5.00%, 2/15/2024 (c)	220,000	220,881
5.00%, 2/15/2030 (c)	215,000	223,010
Allen Independent School District, General Obligation, TX 5.00%, 2/15/2027 (c)	320,000	329,720
Alvin Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (c)	850,000	784,320
5.00%, 2/15/2027 (c)	345,000	354,532
Argyle Independent School District, General Obligation, TX 5.00%, 8/15/2047 (c)	2,890,000	2,971,358

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Arlington Higher Education Finance Corp. Revenue, TX Series A, 3.00%, 2/15/2046 (c)	$1,500,000	$1,006,339
Arlington Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (c)	770,000	710,501
4.00%, 2/15/2040 (c)	2,000,000	1,830,099
4.00%, 2/15/2041 (c)	1,750,000	1,585,446
4.00%, 2/15/2042 (c)	720,000	651,032
4.00%, 2/15/2046 (c)	745,000	664,451
5.00%, 2/15/2029 (c)	500,000	533,161
5.00%, 2/15/2031 (c)	550,000	580,879
Series B, 5.00%, 2/15/2025 (c)	75,000	76,155
Austin Independent School District, General Obligation, TX:
1.88%, 8/1/2038 (c)	1,450,000	944,741
4.00%, 8/1/2033 (c)	3,700,000	3,714,365
4.00%, 8/1/2034 (c)	515,000	516,557
4.00%, 8/1/2035 (c)	2,000,000	1,990,489
5.00%, 8/1/2028 (c)	3,040,000	3,227,837
5.00%, 8/1/2030	1,000,000	1,081,108
5.00%, 8/1/2033	1,325,000	1,463,642
Bexar County Hospital District, General Obligation, TX:
4.00%, 2/15/2036	300,000	281,156
5.00%, 2/15/2026	140,000	143,662
5.00%, 2/15/2029	980,000	1,025,115
5.00%, 2/15/2032	2,000,000	2,176,562
5.00%, 2/15/2034	1,180,000	1,225,177
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2031	1,050,000	1,120,907
Series A, 5.00%, 8/15/2032	635,000	676,753
Series A, 5.00%, 8/15/2043	10,000,000	10,490,725
Series C, 5.00%, 8/15/2028	750,000	796,423
Series E, 5.00%, 8/15/2026	140,000	144,911
Series E, 5.00%, 8/15/2027	100,000	104,912
Series J, 5.00%, 8/15/2024	315,000	318,115
City of Austin Electric Utility Revenue, TX:
5.00%, 11/15/2033	250,000	257,263
Series A, 5.00%, 11/15/2026	825,000	855,569
Series A, 5.00%, 11/15/2039	500,000	520,077
Series B, 5.00%, 11/15/2044	950,000	970,114
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,565,000	1,647,252
5.00%, 11/15/2047	3,185,000	3,258,729
Series C, 5.00%, 11/15/2034	500,000	538,102
Series C, 5.00%, 11/15/2035	500,000	534,284
Security Description	Principal Amount	Value
Series C, 5.00%, 11/15/2045	$605,000	$618,386
City of Austin, General Obligation, TX:
5.00%, 9/1/2032 (d)	2,370,000	2,605,221
5.00%, 9/1/2033 (d)	2,000,000	2,209,571
5.00%, 9/1/2035 (d)	1,000,000	1,093,685
5.00%, 9/1/2039	5,530,000	5,837,008
5.00%, 9/1/2042 (d)	2,000,000	2,081,708
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	3,589,895
Series C, 4.00%, 10/1/2035	800,000	792,496
Series C, 4.00%, 10/1/2040	505,000	467,956
Series C, 4.00%, 10/1/2043	685,000	620,093
Series A, 5.00%, 10/1/2033	410,000	418,978
Series C, 5.00%, 10/1/2036	500,000	534,029
City of Dallas, General Obligation, TX:
Series B, 3.00%, 2/15/2036	540,000	448,885
5.00%, 2/15/2030	275,000	278,197
City of El Paso Water & Sewer Revenue, TX:
Series A, 4.00%, 3/1/2041	6,500,000	5,889,868
5.00%, 3/1/2026	165,000	165,534
City of El Paso, General Obligation, TX:
Series A, 4.00%, 8/15/2034	1,000,000	987,051
Series A, 4.00%, 8/15/2035	750,000	734,257
Series A, 4.00%, 8/15/2045	525,000	453,913
City of Houston Combined Utility System Revenue, TX:
Series A, 3.00%, 11/15/2040	1,500,000	1,110,126
Series A, 4.00%, 11/15/2041	1,015,000	910,951
Series C, 4.00%, 11/15/2039	550,000	498,529
Series B, 5.00%, 11/15/2026	300,000	310,937
Series B, 5.00%, 11/15/2032	275,000	281,585
Series D, 5.00%, 11/15/2032	500,000	525,212
City of Houston, General Obligation, TX:
Series A, 3.00%, 3/1/2040	780,000	589,908
Series A, 4.00%, 3/1/2036	395,000	383,231
Series A, 5.00%, 3/1/2025	365,000	370,717
Series A, 5.00%, 3/1/2029	720,000	756,035
Series A, 5.00%, 3/1/2030	445,000	460,282
Series A, 5.00%, 3/1/2031	100,000	101,877
Series A, 5.00%, 3/1/2032	1,425,000	1,508,005
City of Laredo Waterworks & Sewer System Revenue, TX Series A, 4.00%, 3/1/2045	750,000	656,556
City of Lubbock, General Obligation, TX 5.00%, 2/15/2029	100,000	106,682
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	616,749

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	$500,000	$468,699
3.00%, 2/1/2037	540,000	443,387
4.00%, 2/1/2030	650,000	652,320
4.00%, 2/1/2037	500,000	478,895
4.00%, 2/1/2043	2,000,000	1,759,039
5.00%, 2/1/2025	125,000	126,783
5.00%, 2/1/2026	230,000	235,378
5.00%, 2/1/2027	375,000	386,978
5.00%, 2/1/2031	2,000,000	2,140,559
5.00%, 2/1/2034	500,000	530,043
Series A, 5.00%, 2/1/2026	665,000	680,551
Series A, 5.00%, 2/1/2033	1,000,000	1,069,139
Series A, 5.00%, 2/1/2040	1,975,000	2,028,423
Series A, 5.00%, 2/1/2041	1,860,000	1,904,631
City of San Antonio, General Obligation, TX:
3.00%, 8/1/2039	700,000	553,832
4.00%, 8/1/2033	1,000,000	1,000,472
4.00%, 8/1/2036	2,790,000	2,720,613
5.00%, 2/1/2025	7,500,000	7,608,967
5.00%, 2/1/2027	6,000,000	6,245,153
5.00%, 8/1/2031	730,000	780,993
City of Waco, General Obligation, TX 5.00%, 2/1/2024	125,000	125,418
Collin County Community College District, General Obligation, TX:
4.00%, 8/15/2031	495,000	495,239
4.00%, 8/15/2032	280,000	279,433
4.00%, 8/15/2034	190,000	188,176
Series A, 4.00%, 8/15/2035	1,600,000	1,581,301
Series A, 5.00%, 8/15/2024	2,260,000	2,282,733
Series A, 5.00%, 8/15/2025	750,000	765,056
Colorado River Municipal Water District Revenue, TX 5.00%, 1/1/2025	500,000	505,987
Conroe Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2041 (c)	500,000	378,029
5.00%, 2/15/2025 (c)	350,000	355,716
Series A, 5.00%, 2/15/2031 (c)	700,000	753,156
Corpus Christi Independent School District, General Obligation, TX 5.00%, 8/15/2030 (c)	995,000	1,057,303
County of Bexar, General Obligation, TX:
4.00%, 6/15/2046	840,000	730,646
5.00%, 6/15/2032	590,000	618,339
Security Description	Principal Amount	Value
County of Collin, General Obligation, TX:
3.13%, 2/15/2035	$720,000	$640,511
5.00%, 2/15/2030	5,320,000	5,722,917
5.00%, 2/15/2031	9,435,000	10,226,867
5.00%, 2/15/2032	5,245,000	5,723,770
County of Fort Bend, General Obligation, TX Series B, 4.00%, 3/1/2029	150,000	148,745
County of Harris Revenue, TX:
Series A, 5.00%, 8/15/2024	375,000	378,868
Series A, 5.00%, 8/15/2026	185,000	191,693
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2035	615,000	608,313
4.00%, 8/15/2036	485,000	472,554
4.00%, 8/15/2037	505,000	478,771
4.00%, 8/15/2038	1,000,000	933,036
4.00%, 8/15/2040	510,000	463,263
4.00%, 8/15/2045	2,590,000	2,282,081
Series A, 4.00%, 8/15/2037	300,000	284,418
5.00%, 8/15/2026	685,000	708,838
Series A, 5.00%, 8/15/2035	750,000	814,596
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	350,000	358,314
Series A, 5.00%, 10/1/2026	500,000	518,642
County of Montgomery, General Obligation, TX Series A, 4.00%, 3/1/2042	405,000	366,544
County of Travis, General Obligation, TX Series A, 5.00%, 3/1/2038	515,000	533,624
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	464,634
5.00%, 2/15/2024	790,000	793,223
5.00%, 2/15/2026	500,000	513,875
5.00%, 2/15/2029	825,000	878,060
5.00%, 2/15/2032	745,000	788,009
Crowley Independent School District, General Obligation, TX Series B, 5.00%, 8/1/2036 (c)	100,000	101,979
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 2.25%, 2/15/2043 (c)	550,000	349,204
Series A, 3.00%, 2/15/2035 (c)	500,000	434,917
Series A, 3.00%, 2/15/2039 (c)	500,000	394,095
Series A, 4.00%, 2/15/2037 (c)	1,400,000	1,333,968
5.00%, 2/15/2028 (c)	435,000	441,582

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dallas Area Rapid Transit Revenue, TX:
Series A, 5.00%, 12/1/2033	$100,000	$101,214
Series A, 5.00%, 12/1/2034	175,000	179,366
Series A, 5.00%, 12/1/2035	225,000	230,613
Series A, 5.00%, 12/1/2036	295,000	301,336
Dallas College, General Obligation, TX 5.00%, 2/15/2025	4,750,000	4,829,481
Dallas County Hospital District, General Obligation, TX 4.00%, 8/15/2034	610,000	577,043
Dallas Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2036 (c)	345,000	289,398
5.00%, 2/15/2030 (c)	620,000	660,778
Series A, 5.00%, 2/15/2025 (c)	830,000	844,110
Series B, 5.00%, 2/15/2026 (c)	600,000	617,748
Del Valle Independent School District, General Obligation, TX:
5.00%, 6/15/2032 (c)	2,760,000	2,998,307
5.00%, 6/15/2036 (c)	2,655,000	2,838,603
Denton Independent School District, General Obligation, TX:
5.00%, 8/15/2028 (c)	175,000	177,757
5.00%, 8/15/2034	3,500,000	3,872,739
5.00%, 8/15/2035	1,750,000	1,923,256
Dickinson Independent School District, General Obligation, TX 2.00%, 2/15/2046 (c)	1,900,000	1,060,511
Forney Independent School District, General Obligation, TX:
Series A, 4.00%, 8/15/2044 (c)	2,500,000	2,216,599
Series B, 5.00%, 8/15/2033 (c)	1,945,000	2,112,737
Series B, 5.00%, 8/15/2035 (c)	2,700,000	2,912,939
Series B, 5.00%, 8/15/2039 (c)	2,400,000	2,525,357
Fort Bend Independent School District, General Obligation, TX:
4.00%, 8/15/2032 (c)	275,000	272,622
5.00%, 8/15/2027 (c)	555,000	581,446
Series A, 5.00%, 8/15/2025 (c)	1,000,000	1,020,617
Security Description	Principal Amount	Value
Fort Worth Independent School District, General Obligation, TX 5.00%, 2/15/2025 (c)	$195,000	$198,315
Frisco Independent School District, General Obligation, TX:
4.00%, 2/15/2035 (c)	525,000	523,144
5.00%, 8/15/2036 (c)	500,000	523,863
Galveston Independent School District, General Obligation, TX:
4.00%, 2/1/2047 (c)	2,000,000	1,763,199
5.00%, 2/1/2032 (c)	750,000	806,724
Goose Creek Consolidated Independent School District, General Obligation, TX 2.13%, 2/15/2045	1,000,000	591,493
Grand Prairie Independent School District, General Obligation, TX 4.00%, 8/15/2030 (c)	100,000	98,627
Grapevine-Colleyville Independent School District, General Obligation, TX 5.00%, 8/15/2031 (c)	500,000	508,683
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2025	275,000	280,746
Harris County Flood Control District Revenue, TX:
Series A, 5.00%, 10/1/2027	70,000	70,657
Series A, 5.00%, 10/1/2029	530,000	557,297
Series A, 5.00%, 10/1/2032	455,000	474,876
Series A, 5.00%, 10/1/2033	250,000	260,326
Harris County Flood Control District, General Obligation, TX:
Series A, 3.00%, 10/1/2038	625,000	495,713
Series A, 4.00%, 10/1/2033	760,000	759,752
Series A, 4.00%, 10/1/2035	790,000	782,594
Series A, 4.00%, 9/15/2041	3,000,000	2,722,109
Series A, 4.00%, 10/1/2045	1,990,000	1,793,560
Series A, 5.00%, 10/1/2031	500,000	533,020
Series A, 5.00%, 9/15/2035	2,000,000	2,185,889
Series A, 5.00%, 9/15/2036	1,000,000	1,081,079
Series A, 5.00%, 9/15/2040	3,335,000	3,513,347
Hays Consolidated Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2025 (c)	930,000	913,513
5.00%, 2/15/2029	1,400,000	1,497,078

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Houston Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2030 (c)	$395,000	$403,218
Series A, 5.00%, 2/15/2031 (c)	445,000	453,252
Humble Independent School District, General Obligation, TX Series A, 5.50%, 2/15/2025 (c)	110,000	112,493
Hurst-Euless-Bedford Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2028	140,000	146,720
Judson Independent School District, General Obligation, TX 5.00%, 2/1/2025 (c)	225,000	228,386
Katy Independent School District, General Obligation, TX:
5.00%, 2/15/2048 (c)	5,000,000	5,144,423
Series D, 5.00%, 2/15/2025 (c)	405,000	411,885
Keller Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2027 (c)	145,000	149,570
Lake Travis Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2043 (c)	30,000	31,268
Lamar Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2036 (c)	1,300,000	1,100,627
Leander Independent School District, General Obligation, TX Series A, Zero Coupon, 8/16/2044 (c)	25,000	10,775
Lewisville Independent School District, General Obligation, TX:
3.25%, 8/15/2036 (c)	100,000	86,931
5.00%, 8/15/2031 (c)	500,000	532,409
5.00%, 8/15/2024 (c)	135,000	136,300
5.00%, 8/15/2026 (c)	300,000	310,771
Series B, 5.00%, 8/15/2028	525,000	532,852
Liberty Hill Independent School District, General Obligation, TX:
3.00%, 2/1/2037 (c)	1,500,000	1,252,263
Security Description	Principal Amount	Value
3.00%, 2/1/2039 (c)	$2,425,000	$1,920,163
Lower Colorado River Authority Revenue, TX AGM, 5.00%, 5/15/2038 (c)	600,000	623,184
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	310,478
Midway Independent School District/McLennan County, General Obligation, TX 5.00%, 8/15/2030 (c)	705,000	759,246
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	13,185,000	11,713,799
5.00%, 9/1/2024	135,000	136,256
Northside Independent School District, General Obligation, TX:
2.38%, 8/15/2045 (c)	605,000	376,766
4.00%, 8/15/2034 (c)	750,000	749,972
Northwest Independent School District, General Obligation, TX:
3.00%, 2/15/2046 (c)	2,250,000	1,562,033
5.00%, 2/15/2042 (c)	380,000	390,070
Pasadena Independent School District, General Obligation, TX 5.00%, 2/15/2048 (d)	1,000,000	1,021,057
Pecos Barstow Toyah Independent School District, General Obligation, TX 4.00%, 2/15/2041 (c)	500,000	500,953
Permanent University Fund - Texas A&M University System Revenue, TX:
Series A, 3.00%, 7/1/2031	375,000	352,998
Series A, 5.50%, 7/1/2025	180,000	185,348
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2032	120,000	121,568
Series B, 5.00%, 7/1/2024	175,000	176,549
Pflugerville Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2043	4,915,000	4,478,263
Series A, 5.00%, 2/15/2034	10,760,000	11,713,190
Series A, 5.00%, 2/15/2035	8,090,000	8,770,911
Plano Independent School District, General Obligation, TX:
5.00%, 2/15/2027	1,625,000	1,695,567
5.00%, 2/15/2030	2,165,000	2,337,904
5.00%, 2/15/2033	1,565,000	1,716,540

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2028 (c)	$200,000	$205,892
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2037	3,170,000	3,005,768
4.00%, 10/1/2039	1,040,000	963,880
4.00%, 10/1/2040	500,000	457,403
4.00%, 10/1/2046	6,125,000	5,385,831
5.00%, 10/1/2029	1,775,000	1,897,653
5.00%, 10/1/2030	6,000,000	6,458,820
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2024	500,000	505,373
Series A-2, 5.00%, 10/1/2027	600,000	630,296
Series A-2, 5.00%, 10/1/2029	800,000	857,947
Round Rock Independent School District, General Obligation, TX:
Series A, 4.00%, 8/1/2032 (c)	500,000	503,196
5.00%, 8/1/2026	150,000	155,379
Series A, 5.00%, 8/1/2031 (c)	610,000	649,973
Series B, 5.00%, 8/1/2031 (c)	480,000	506,524
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,465,770
San Antonio Independent School District, General Obligation, TX:
4.00%, 8/15/2033 (c)	1,000,000	1,004,684
4.00%, 8/15/2034 (c)	1,000,000	1,002,191
4.00%, 8/15/2040 (c)	610,000	558,038
4.00%, 8/15/2041 (c)	950,000	860,310
5.00%, 2/15/2027 (c)	510,000	517,512
San Antonio Water System Revenue, TX:
Series A, 2.63%, 5/1/2049 (b)	550,000	543,435
Series A, 4.00%, 5/15/2040	875,000	791,631
Series C, 4.00%, 5/15/2034	865,000	856,411
Series A, 5.00%, 5/15/2026	50,000	51,435
Series A, 5.00%, 5/15/2029	210,000	216,111
Series A, 5.00%, 5/15/2030	500,000	513,931
Series A, 5.00%, 5/15/2039	545,000	560,675
Series A, 5.00%, 5/15/2042	2,065,000	2,103,195
Series C, 5.00%, 5/15/2026	200,000	205,742
Series C, 5.00%, 5/15/2030	160,000	165,119
San Jacinto Community College District, General Obligation, TX 4.00%, 2/15/2046	500,000	431,229
Southwest Independent School District, General Obligation, TX 3.00%, 2/1/2039 (c)	1,000,000	791,820
Security Description	Principal Amount	Value
Spring Branch Independent School District, General Obligation, TX 5.00%, 2/1/2034 (c)	$3,000,000	$3,268,754
State of Texas, General Obligation, TX:
Series A, 4.00%, 10/1/2033	130,000	130,745
Series A, 5.00%, 10/1/2024	165,000	166,789
Series A, 5.00%, 10/1/2026	120,000	124,440
Series A, 5.00%, 10/1/2027	280,000	286,109
Series A, 5.00%, 10/1/2030	105,000	109,641
Series B, 5.00%, 10/1/2033	360,000	373,789
Tarrant County College District, General Obligation, TX 2.00%, 8/15/2036	1,700,000	1,213,781
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,567,770
4.25%, 8/15/2048	2,500,000	2,271,009
5.25%, 8/15/2048	6,680,000	6,913,998
Tarrant Regional Water District Revenue, TX:
Series A, 2.00%, 9/1/2044	750,000	429,748
Series A, 4.00%, 9/1/2031	750,000	754,337
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2025	250,000	253,916
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	2,655,000	2,104,742
Series A, 3.00%, 5/15/2039	2,050,000	1,596,299
Series A, 3.00%, 5/15/2040	750,000	571,937
Series C, 5.00%, 5/15/2025	220,000	224,332
Series E, 5.00%, 5/15/2027	160,000	167,434
Texas Public Finance Authority Revenue, TX 4.00%, 2/1/2039	2,000,000	1,857,159
Texas State University System Revenue, TX:
Series A, 4.00%, 3/15/2034	620,000	610,751
Series A, 5.00%, 3/15/2026	465,000	478,006
Series A, 5.00%, 3/15/2029	140,000	145,299
Texas Transportation Commission State Highway Fund Revenue, TX:
5.00%, 10/1/2023	240,000	240,000
5.00%, 10/1/2024	265,000	268,054
Series A, 5.00%, 10/1/2026	275,000	285,174
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,128,765
3.00%, 10/15/2039	775,000	615,915
Series A, 3.00%, 10/15/2033	1,310,000	1,175,420
Series A, 3.00%, 10/15/2034	800,000	706,064
Series A, 3.00%, 10/15/2039	600,000	478,162
4.00%, 8/1/2036	150,000	146,101

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/15/2036	$800,000	$776,539
4.00%, 8/1/2037	1,150,000	1,108,164
4.00%, 8/1/2038	2,240,000	2,131,657
4.00%, 10/15/2044	2,000,000	1,812,914
4.00%, 10/15/2045	5,745,000	5,169,018
Series A, 4.00%, 10/15/2037	1,180,000	1,133,328
Series A, 4.00%, 10/15/2044	2,635,000	2,388,514
5.00%, 4/15/2026	135,000	139,391
5.00%, 8/1/2026	500,000	518,474
5.00%, 10/15/2028	2,500,000	2,672,716
5.00%, 4/15/2029	340,000	352,567
5.00%, 10/15/2029	2,500,000	2,703,856
5.00%, 10/15/2030	3,000,000	3,276,146
5.00%, 10/15/2032	2,385,000	2,644,244
Series A, 5.00%, 10/15/2023	700,000	700,263
Series A, 5.00%, 4/15/2027	120,000	125,701
Series B, 5.00%, 4/15/2024	925,000	931,149
Series B, 5.00%, 10/15/2026	500,000	520,104
Series B, 5.00%, 4/15/2029	500,000	534,581
Series B, 5.00%, 4/15/2030	610,000	651,853
Tomball Independent School District, General Obligation, TX 5.00%, 2/15/2025 (c)	115,000	116,955
Trinity River Authority Central Regional Wastewater System Revenue, TX:
3.00%, 8/1/2032	530,000	477,612
5.00%, 8/1/2025	335,000	341,866
5.00%, 8/1/2030	100,000	103,998
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	383,215
Series A, 3.00%, 2/15/2041	500,000	389,474
Series A, 4.00%, 2/15/2025	265,000	265,587
Series A, 5.00%, 2/15/2025	380,000	385,851
Series A, 5.00%, 2/15/2029	500,000	534,167
University of North Texas System Revenue, TX:
Series A, 5.00%, 4/15/2025	200,000	203,399
Series A, 5.00%, 4/15/2030	120,000	124,410
Series A, 5.00%, 4/15/2031	115,000	119,007
Via Metropolitan Transit Revenue, TX:
5.00%, 7/15/2025	180,000	183,591
5.00%, 7/15/2026	280,000	288,880
5.00%, 7/15/2028	505,000	523,295
Waller Consolidated Independent School District, General Obligation, TX 3.00%, 2/15/2040 (c)	915,000	706,372
		403,255,824
Security Description	Principal Amount	Value
UTAH — 1.1%
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2027	$145,000	$153,150
City of Salt Lake City Public Utilities Revenue, UT 5.00%, 2/1/2042	2,335,000	2,409,731
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2028	2,485,000	2,642,260
Series A, 5.00%, 7/1/2029	2,010,000	2,156,739
Series A, 5.00%, 7/1/2033	3,500,000	3,839,693
Series A, 5.00%, 7/1/2034	3,135,000	3,420,455
Series A, 5.00%, 7/1/2045	1,075,000	1,107,020
Series A, 5.25%, 7/1/2045	5,000,000	5,254,076
State of Utah, General Obligation, UT:
5.00%, 7/1/2025	5,000,000	5,109,272
5.00%, 7/1/2028	925,000	989,795
5.00%, 7/1/2031	655,000	699,847
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2039	800,000	746,643
Series B, 5.00%, 8/1/2035	4,000,000	4,359,392
Series B, 5.25%, 8/1/2048	6,000,000	6,337,836
		39,225,909
VIRGINIA — 2.0%
Chesterfield County Economic Development Authority Revenue, VA Series F, 2.00%, 4/1/2041	525,000	332,154
City of Richmond Public Utility Revenue, VA:
Series A, 4.00%, 1/15/2036	300,000	293,899
Series A, 5.00%, 1/15/2024	760,000	762,346
County of Arlington, General Obligation, VA:
4.00%, 6/15/2033	700,000	710,058
Series A, 4.00%, 8/1/2035	900,000	908,510
Series A, 4.00%, 8/1/2038	4,190,000	4,040,306
County of Fairfax Sewer Revenue, VA:
Series A, 4.00%, 7/15/2040	1,610,000	1,503,938
Series A, 5.00%, 7/15/2046	865,000	903,933
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2026	5,000,000	5,057,181
Series A, 4.00%, 10/1/2037	13,760,000	13,447,239
Series A, 5.00%, 10/1/2028	500,000	536,361
Series A, 5.00%, 10/1/2034	695,000	753,182
Series A, 5.00%, 10/1/2037	610,000	642,079
County of Loudoun, General Obligation, VA:
Series A, 4.00%, 12/1/2038	3,500,000	3,394,317
Series A, Class A, 5.00%, 12/1/2025	4,550,000	4,673,029

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fairfax County Water Authority Revenue, VA 5.00%, 4/1/2041	$675,000	$694,531
Hampton Roads Transportation Accountability Commission Revenue, VA:
Series A, 4.00%, 7/1/2045	885,000	803,249
Series A, 5.00%, 7/1/2038	650,000	689,261
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,353,633
Series A, 4.00%, 12/1/2031	4,950,000	5,015,588
Virginia College Building Authority Revenue, VA:
Series A, 3.00%, 2/1/2036	3,500,000	2,954,741
Series A, 3.00%, 2/1/2038	1,000,000	798,374
Series A, 4.00%, 2/1/2036	1,220,000	1,194,385
Series A, 4.00%, 2/1/2037	3,390,000	3,305,832
Series A, 4.00%, 2/1/2040	680,000	640,268
Series A, 5.00%, 2/1/2026	825,000	848,923
Series A, 5.00%, 2/1/2027	500,000	522,343
Series A, 5.00%, 9/1/2028	60,000	62,127
Series C, 5.00%, 2/1/2024	320,000	321,165
Series C, 5.00%, 2/1/2028	500,000	528,996
Series D, 5.00%, 2/1/2024	210,000	210,765
Series E, 5.00%, 2/1/2025	155,000	157,574
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	1,515,000	1,250,156
3.00%, 5/15/2041	300,000	230,006
3.25%, 5/15/2043	1,100,000	853,443
4.00%, 5/15/2038	340,000	321,757
5.00%, 3/15/2032	130,000	135,771
Series A, 5.00%, 5/15/2032	585,000	611,888
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2034	820,000	820,525
Series A, 4.00%, 8/1/2035	260,000	258,483
Series A, 4.00%, 8/1/2038	750,000	709,601
Series A, 4.00%, 8/1/2040	810,000	752,467
Series A, 5.00%, 8/1/2025	2,100,000	2,144,904
Series A, 5.00%, 8/1/2029	150,000	157,554
Series B, 5.00%, 8/1/2026	750,000	777,506
Series B, 5.00%, 8/1/2028	755,000	804,407
Series B, 5.00%, 8/1/2030	200,000	217,608
Virginia Public School Authority Revenue, VA 5.00%, 8/1/2025	175,000	179,053
Virginia Resources Authority Revenue, VA 5.00%, 11/1/2045	80,000	82,070
		68,367,486
Security Description	Principal Amount	Value
WASHINGTON — 4.3%
Auburn School District No. 408 of King & Pierce Counties, General Obligation, WA:
3.00%, 12/1/2037	$525,000	$424,272
3.00%, 12/1/2038	615,000	488,843
4.00%, 12/1/2036	720,000	685,060
5.00%, 12/1/2028	500,000	527,143
5.00%, 12/1/2029	150,000	158,084
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2046	1,080,000	958,134
Series S-1, 5.00%, 11/1/2027	85,000	87,028
Series S-1, 5.00%, 11/1/2028	1,405,000	1,495,831
Series S-1, 5.00%, 11/1/2035	440,000	452,144
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	200,000	208,065
Clark County School District No. 114 Evergreen, General Obligation, WA:
5.00%, 12/1/2030	1,390,000	1,508,643
5.00%, 12/1/2032	500,000	540,817
Clark County School District No. 37 Vancouver, General Obligation, WA 4.00%, 12/1/2034	570,000	572,426
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (b)	850,000	778,519
5.00%, 7/1/2042	200,000	203,838
County of King, General Obligation, WA:
5.00%, 7/1/2025	170,000	172,630
5.00%, 7/1/2027	160,000	162,285
5.00%, 7/1/2029	560,000	567,921
Series E, 5.00%, 12/1/2028	225,000	230,534
Series E, 5.00%, 12/1/2029	305,000	312,310
Energy Northwest Revenue, WA:
Series A, 4.00%, 7/1/2042	3,090,000	2,867,386
Series A, 5.00%, 7/1/2025	385,000	392,891
Series A, 5.00%, 7/1/2027	885,000	917,442
Series A, 5.00%, 7/1/2028	560,000	585,682
Series A, 5.00%, 7/1/2030	625,000	679,436
Series A, 5.00%, 7/1/2033	3,365,000	3,651,841
Series A, 5.00%, 7/1/2036	1,750,000	1,908,473
Series A, 5.00%, 7/1/2037	1,285,000	1,350,671
Series A, 5.00%, 7/1/2039	1,345,000	1,427,015
Series A, 5.00%, 7/1/2040	11,460,000	11,954,583
Series C, 5.00%, 7/1/2027	125,000	125,978
Franklin County School District No. 1 Pasco, General Obligation, WA 5.00%, 12/1/2030	535,000	563,409

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Grant County Public Utility District No. 2 Electric Revenue, WA Series S, 2.00%, 1/1/2044 (b)	$500,000	$498,298
King County Housing Authority Revenue, WA 3.50%, 5/1/2038	500,000	424,645
King County School District No. 210 Federal Way, General Obligation, WA 5.00%, 12/1/2032	500,000	538,077
King County School District No. 401 Highline, General Obligation, WA:
3.13%, 12/1/2032	470,000	429,712
5.00%, 12/1/2040	3,250,000	3,412,789
5.00%, 12/1/2041	4,000,000	4,184,336
King County School District No. 405 Bellevue, General Obligation, WA:
5.00%, 12/1/2026	130,000	135,453
5.00%, 12/1/2029	300,000	311,354
King County School District No. 411 Issaquah, General Obligation, WA:
5.00%, 12/1/2028	100,000	103,694
5.00%, 12/1/2031	100,000	105,350
5.00%, 12/1/2032	300,000	315,812
King County School District No. 414 Lake Washington, General Obligation, WA 4.00%, 12/1/2026	110,000	110,455
North Thurston Public Schools, General Obligation, WA 4.00%, 12/1/2034	1,045,000	1,054,421
Pierce County School District No. 10 Tacoma, General Obligation, WA 5.00%, 12/1/2027	120,000	122,951
Pierce County School District No. 3 Puyallup, General Obligation, WA 5.00%, 12/1/2030	495,000	517,774
Port of Seattle Revenue, WA:
Series A, 5.00%, 8/1/2029	3,000,000	3,197,381
Series A, 5.00%, 8/1/2032	2,250,000	2,443,663
Port of Tacoma, General Obligation, WA:
Series A, 5.00%, 12/1/2031	295,000	305,169
Series A, 5.00%, 12/1/2032	360,000	371,435
Spokane County School District No. 81 Spokane, General Obligation, WA 5.00%, 12/1/2038	10,000,000	10,632,183
State of Washington, General Obligation, WA:
Series 2015-A, 4.00%, 7/1/2026	450,000	447,886
Security Description	Principal Amount	Value
Series R, 4.00%, 7/1/2026	$2,000,000	$2,018,504
Series R, 4.00%, 8/1/2035	800,000	796,076
5.00%, 6/1/2029	650,000	699,624
5.00%, 6/1/2035	970,000	1,038,587
5.00%, 6/1/2040	2,280,000	2,373,481
Series 2017-A, 5.00%, 8/1/2031	330,000	341,083
Series 2017-A, 5.00%, 8/1/2034	300,000	309,750
Series 2020-A, 5.00%, 8/1/2036	585,000	617,093
Series 2024-A, 5.00%, 8/1/2037	5,000,000	5,371,587
Series A, 5.00%, 8/1/2027	110,000	115,653
Series A, 5.00%, 8/1/2033	500,000	540,607
Series A, 5.00%, 8/1/2040	4,450,000	4,651,518
Series A, Class A, 5.00%, 8/1/2043	590,000	610,030
Series A, 5.00%, 8/1/2044	515,000	532,767
Series A1, 5.00%, 8/1/2034	300,000	304,928
Series A-1, 5.00%, 8/1/2031	5,395,000	5,910,286
Series A-2, 5.00%, 8/1/2043	4,280,000	4,460,859
Series A-3, 5.00%, 8/1/2044	9,000,000	9,385,389
Series A-3, 5.00%, 8/1/2046	10,020,000	10,430,339
Series B, 5.00%, 7/1/2024	115,000	116,018
Series B, 5.00%, 1/1/2026	730,000	750,292
Series B, 5.00%, 2/1/2027	3,000,000	3,129,268
Series B, 5.00%, 7/1/2031	355,000	364,558
Series B, 5.00%, 7/1/2033	285,000	292,611
Series B, 5.00%, 6/1/2039	1,015,000	1,053,726
Series C, 5.00%, 2/1/2027	500,000	521,545
Series C, 5.00%, 2/1/2029	500,000	536,205
Series C, 5.00%, 2/1/2032	105,000	107,942
Series C, 5.00%, 2/1/2034	770,000	811,093
Series C, 5.00%, 2/1/2035	450,000	455,373
Series C, 5.00%, 2/1/2039	1,030,000	1,067,505
Series C, 5.00%, 2/1/2041	2,575,000	2,689,130
Series C, 5.00%, 2/1/2042	720,000	747,078
Series C, 5.00%, 2/1/2043	550,000	571,890
Series C, 5.00%, 2/1/2045	500,000	516,064
Series D, 5.00%, 2/1/2029	250,000	257,004
Series D, 5.00%, 6/1/2036	690,000	724,710
Series E, 5.00%, 7/1/2024	175,000	176,549
Series E, 5.00%, 7/1/2026	65,000	65,849
Series E, 5.00%, 6/1/2037	750,000	796,428
Series E, 5.00%, 6/1/2042	500,000	519,516
Series E, 5.00%, 6/1/2043	1,470,000	1,521,604
Series F, 5.00%, 6/1/2039	4,975,000	5,222,986
Series F, 5.00%, 6/1/2044	3,190,000	3,312,573
Series R, 5.00%, 7/1/2027	550,000	577,485
Series RA, 5.00%, 8/1/2027	500,000	517,064
Series RC, 5.00%, 8/1/2025	135,000	138,007
Series RC, 5.00%, 8/1/2033	255,000	266,370
Series RD, 5.00%, 7/1/2025	750,000	765,244
Series RD, 5.00%, 8/1/2029	290,000	304,620
Series RH, 5.00%, 7/1/2026	110,000	111,451

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
University of Washington Revenue, WA:
Series A, 4.00%, 12/1/2041	$300,000	$279,222
Series C, 5.00%, 4/1/2034	745,000	800,925
		147,218,238
WEST VIRGINIA — 0.2%
State of West Virginia, General Obligation, WV:
Series A, 5.00%, 6/1/2024	140,000	141,031
Series A, 5.00%, 6/1/2026	130,000	134,372
Series A, 5.00%, 6/1/2027	1,085,000	1,138,466
Series A, 5.00%, 12/1/2029	525,000	563,487
Series A, 5.00%, 12/1/2032	705,000	753,511
Series A, 5.00%, 6/1/2034	575,000	612,188
Series A, 5.00%, 6/1/2044	500,000	512,355
West Virginia Parkways Authority Revenue, WV:
5.00%, 6/1/2039	565,000	592,409
5.00%, 6/1/2040	750,000	779,862
		5,227,681
WISCONSIN — 1.7%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2023	110,000	110,000
Series A, 4.00%, 10/1/2025	690,000	694,570
Series A, 4.00%, 10/1/2032	5,925,000	6,054,713
Public Finance Authority Revenue, WI 5.00%, 3/1/2029	300,000	305,903
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2037	750,000	789,388
State of Wisconsin Revenue, WI Series B, 5.00%, 5/1/2033	115,000	118,528
State of Wisconsin, General Obligation, WI:
Series A, Class A, 4.00%, 5/1/2041	3,025,000	2,829,939
Series 1, 5.00%, 5/1/2025	85,000	86,553
Series 1, 5.00%, 11/1/2028	205,000	214,150
Series 2, 5.00%, 5/1/2038	2,085,000	2,243,902
Series 3, 5.00%, 11/1/2031	530,000	554,484
Series 4, 5.00%, 5/1/2031	3,000,000	3,276,657
Series 4, 5.00%, 5/1/2036	6,000,000	6,540,421
Series A, 5.00%, 5/1/2026	500,000	516,335
Series A, 5.00%, 5/1/2027	945,000	961,839
Series B, 5.00%, 5/1/2026	5,900,000	6,092,759
Series B, 5.00%, 5/1/2027	6,070,000	6,352,379
Series B, 5.00%, 5/1/2028	5,565,000	5,915,716
Series B, 5.00%, 5/1/2034	850,000	906,618
Series B, 5.00%, 5/1/2037	605,000	634,044
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2040	675,000	530,016
Security Description	Principal Amount	Value
Series A, 3.00%, 7/1/2041	$805,000	$613,331
Series A, 4.00%, 7/1/2038	750,000	696,352
Series 1, 5.00%, 7/1/2027	2,620,000	2,757,505
Series A, 5.00%, 7/1/2043	7,640,000	8,061,440
Series 1, 5.00%, 7/1/2024	205,000	206,784
		58,064,326
WYOMING — 0.1%
University of Wyoming Revenue, WY:
Series C, AGM, 4.00%, 6/1/2043 (c)	1,550,000	1,374,400
Series C, AGM, 4.00%, 6/1/2044 (c)	735,000	645,716
Wyoming Community Development Authority Revenue, WY Series 2, 2.10%, 12/1/2035	500,000	375,046
		2,395,162
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,693,985,895)		3,398,777,205
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (e) (f) (Cost $2,712,933)	2,712,933	2,712,933
TOTAL INVESTMENTS — 99.4% (Cost $3,696,698,828)		3,401,490,138
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		18,961,132
NET ASSETS — 100.0%		$3,420,451,270
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.1%
Assured Guaranty Municipal Corp.	1.2%
Build America Mutual Assurance Company	0.5%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,398,777,205	$—	$3,398,777,205
Short-Term Investment	2,712,933	—	—	2,712,933
TOTAL INVESTMENTS	$2,712,933	$3,398,777,205	$—	$3,401,490,138

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,196,143	$26,196,143	$251,391,673	$274,874,883	$—	$—	2,712,933	$2,712,933	$417,409
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,320,333
Birmingham Airport Authority Revenue, AL BAM, 5.00%, 7/1/2030	500,000	535,797
Black Belt Energy Gas District Revenue, AL Series A, VRN, 4.00%, 12/1/2052 (a)	5,000,000	4,670,095
County of Jefferson Sewer Revenue, AL:
Series E, Zero Coupon, 10/1/2035	150,000	61,943
Series A, AGM, 5.25%, 10/1/2048 (b)	240,000	239,892
Series D, 6.00%, 10/1/2042	3,210,000	3,332,594
Series D, 6.50%, 10/1/2053	12,510,000	13,129,612
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	435,220
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,385,299
AMT, VRN, 6.38%, 11/1/2050 (a)	785,000	832,325
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	95,039
Series A, 3.00%, 2/1/2030	200,000	178,298
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	469,371
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,719,870
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,490,159
Sumter County Industrial Development Authority Revenue, AL AMT, VRN, 6.00%, 7/15/2052 (a)	3,000,000	2,107,156
Tuscaloosa County Industrial Development Authority Revenue, AL:
Series A, 4.50%, 5/1/2032 (c)	1,554,000	1,417,932
Security Description	Principal Amount	Value
Series A, 5.25%, 5/1/2044 (c)	$7,165,000	$6,221,939
		40,642,874
ALASKA — 0.1%
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	120,000	122,166
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Class 2, Zero Coupon, 6/1/2066	800,000	77,094
4.00%, 6/1/2050	1,200,000	994,980
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	548,905
		1,743,145
AMERICAN SAMOA — 0.1%
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,028,001
ARIZONA — 2.4%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, Class A, 3.63%, 5/20/2033	929,745	817,636
Series A, 4.00%, 7/15/2030 (c)	125,000	117,807
Series A, 4.00%, 7/1/2032	1,000,000	931,799
Series A, 4.00%, 12/15/2041 (c)	105,000	81,245
Series A, 4.00%, 12/15/2051 (c)	165,000	114,236
Series A, 4.50%, 1/1/2049	655,000	353,808
Series A, 4.75%, 7/1/2029 (c)	140,000	135,344
5.00%, 7/1/2039 (c)	365,000	344,441
5.00%, 7/1/2049 (c)	1,000,000	882,709
5.00%, 7/1/2051 (c)	2,000,000	1,607,649
5.00%, 7/1/2054 (c)	500,000	412,683
Series A, 5.00%, 6/1/2031 (c)	310,000	300,483
Series A, 5.00%, 7/1/2049 (c)	500,000	422,708
Series A, 5.00%, 7/15/2049	500,000	426,170
Series A, 5.00%, 7/1/2054 (c)	500,000	414,439
Series B, 5.00%, 3/1/2037 (c)	75,000	68,931
Series B, 5.00%, 3/1/2042 (c)	70,000	61,198
Series B, 5.00%, 1/1/2049	860,000	433,053
Series D, 5.00%, 7/1/2051 (c)	185,000	158,578
Series G, 5.00%, 7/1/2047 (c)	100,000	87,419
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,021,866
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	826,983
Series A, 5.00%, 5/15/2056	500,000	400,600
5.25%, 11/15/2046	1,010,000	695,395

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	$30,000	$25,427
Series A, 4.00%, 12/1/2051 (c)	5,000,000	3,420,527
5.00%, 7/1/2045 (c)	4,285,000	3,791,638
Series A, 5.00%, 7/1/2041 (c)	5,685,000	5,208,239
Series A, 6.75%, 7/1/2044 (c)	1,000,000	1,007,027
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (c)	2,500,000	1,973,058
Series A, 4.00%, 4/1/2046	650,000	535,791
5.00%, 6/15/2034 (c)	100,000	97,965
5.25%, 7/1/2036	315,000	300,243
6.75%, 2/1/2050 (c)	310,000	311,688
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (c)	2,080,000	1,676,171
Series A, 5.00%, 9/1/2033	675,000	705,915
Series A, 6.00%, 7/1/2052 (c)	1,000,000	998,528
Series A, 6.25%, 7/1/2053 (c)	1,900,000	1,792,398
Series A, 6.38%, 7/1/2058 (c)	1,670,000	1,572,464
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	368,991
Series A, 3.60%, 2/1/2040	600,000	481,936
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,031,570
5.25%, 12/1/2027	265,000	269,022
5.25%, 12/1/2028	105,000	106,814
Sierra Vista Industrial Development Authority Revenue, AZ 5.75%, 6/15/2053 (c)	1,000,000	946,918
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,002,710
Series A, 4.00%, 12/1/2046	1,005,000	711,874
Series B, 4.00%, 12/1/2056	2,135,000	1,385,317
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,236,348
Series A, 6.13%, 10/1/2052 (c)	500,000	278,434
		46,354,193
ARKANSAS — 0.9%
Arkansas Development Finance Authority Revenue, AR:
Series A, AMT, 4.50%, 9/1/2049 (c)	8,830,000	7,978,551
AMT, 5.45%, 9/1/2052	6,270,000	5,831,326
Security Description	Principal Amount	Value
AMT, 5.70%, 5/1/2053	$2,910,000	$2,781,918
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	90,114
		16,681,909
CALIFORNIA — 11.9%
Alameda Corridor Transportation Authority Revenue, CA AGM, 4.00%, 10/1/2035 (b)	3,750,000	3,669,610
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2029 (b)	915,000	712,794
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	475,000	468,168
Series A, 5.00%, 3/1/2041	665,000	604,616
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	139,753
California Community Choice Financing Authority Revenue, CA:
5.00%, 7/1/2053 (a)	1,340,000	1,351,598
5.25%, 1/1/2054 (a)	2,000,000	1,995,283
Series D, 5.50%, 5/1/2054 (a)	5,000,000	5,145,311
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (c)	915,000	563,280
Series A-1, 3.00%, 2/1/2057 (c)	3,500,000	1,967,678
Series A, 4.00%, 2/1/2056 (c)	2,820,000	1,719,734
Series A-1, 4.00%, 2/1/2056 (c)	4,000,000	3,082,806
Series A-2, 4.00%, 8/1/2047 (c)	1,270,000	941,514
Series A-2, 4.00%, 8/1/2051 (c)	2,000,000	1,197,797
Series A, 5.00%, 8/1/2049 (c)	2,500,000	2,180,065
Series A, 5.00%, 2/1/2050 (c)	5,000,000	3,789,856
Series A, 5.00%, 8/1/2050 (c)	1,000,000	861,555
California County Tobacco Securitization Agency Revenue, CA:
Series C, Zero Coupon, 6/1/2057	5,000,000	710,136
Series A, 4.00%, 6/1/2049	1,000,000	839,840
Series B-1, 5.00%, 6/1/2049	115,000	112,776
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	302,194
Series A, 4.00%, 8/15/2049	475,000	386,606
Series A, 5.00%, 8/15/2047	1,000,000	948,988

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
California Housing Finance Agency Revenue, CA:
Series 2, Class A, 4.00%, 3/20/2033	$3,761,700	$3,578,732
Series 1, 4.38%, 9/20/2036	2,629,333	2,398,100
California Municipal Finance Authority Revenue, CA:
BAM, 3.00%, 5/15/2051	1,250,000	831,987
Series A, AGM, 3.25%, 12/31/2032 (b)	625,000	543,662
AMT, 4.00%, 7/15/2029	1,000,000	957,033
BAM, 4.00%, 5/15/2041	355,000	311,736
BAM, 4.00%, 5/15/2046	1,000,000	836,921
5.00%, 5/15/2049	1,000,000	974,569
5.00%, 5/15/2051	1,165,000	1,130,981
5.00%, 5/15/2052	500,000	483,721
Series A, AMT, 5.00%, 6/30/2027	205,000	207,838
Series A, AMT, 5.00%, 6/30/2028	100,000	102,029
Series A, AMT, 5.00%, 12/31/2031	2,300,000	2,346,529
Series A, 5.00%, 7/1/2034	280,000	284,011
Series A, 5.00%, 10/1/2039 (c)	150,000	138,336
Series A, AMT, 5.00%, 12/31/2043	500,000	489,970
Series A, 5.00%, 7/1/2047	185,000	172,071
Series A, AMT, 5.00%, 12/31/2047	600,000	584,198
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,082,628
Series B, AMT, 5.00%, 6/1/2048	600,000	582,348
5.25%, 1/1/2045	1,000,000	748,848
Series A, 5.25%, 11/1/2041	1,000,000	898,284
California Municipal Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2052	2,000,000	1,887,154
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	644,865
AMT, 5.00%, 11/21/2045 (c)	500,000	475,557
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	495,038
Series A, 5.00%, 11/15/2046 (c)	900,000	767,231
Series A, 5.00%, 11/15/2051 (c)	600,000	497,110
Series A, 5.00%, 11/15/2056 (c)	415,000	337,388
California School Finance Authority Revenue, CA:
5.00%, 8/1/2032 (c)	700,000	705,437
Security Description	Principal Amount	Value
5.00%, 6/1/2054 (c)	$250,000	$210,601
Series A, 5.00%, 7/1/2047 (c)	250,000	214,046
Series A, 5.00%, 6/1/2050 (c)	605,000	409,510
Series A, 5.00%, 7/1/2058 (c)	1,000,000	868,913
Series A, 5.00%, 6/1/2059 (c)	3,895,000	2,513,558
Series A, 6.25%, 6/1/2042 (c)	1,120,000	1,130,489
Series A, 6.38%, 6/1/2052 (c)	1,250,000	1,255,450
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	645,976
BAM, 3.00%, 5/15/2054	3,500,000	2,223,588
Series A, 3.00%, 8/15/2036	205,000	167,846
Series A, 3.00%, 4/1/2037	835,000	669,088
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,071,422
Series A, 4.00%, 4/1/2042	130,000	112,818
4.25%, 1/1/2043	480,000	408,753
5.00%, 1/1/2031	700,000	710,702
5.00%, 1/1/2032	1,125,000	1,140,379
5.00%, 5/15/2033	240,000	244,283
Series A, 5.00%, 12/1/2025 (c)	2,700,000	2,695,204
Series A, 5.00%, 12/1/2028 (c)	100,000	100,028
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,000,070
Series A, 5.00%, 5/15/2050	1,565,000	1,502,647
Series B, 5.00%, 7/1/2032	195,000	197,027
5.25%, 7/1/2039 (c)	2,000,000	1,871,570
Series A, 5.25%, 12/1/2034	1,940,000	1,944,593
Series A, 5.25%, 8/15/2037	605,000	581,928
Series A, 5.25%, 12/1/2038 (c)	1,475,000	1,414,972
Series A, 5.25%, 12/1/2043 (c)	875,000	828,073
Series A, 5.25%, 11/1/2044 (c)	300,000	232,987
Series A, 5.25%, 12/1/2044	8,045,000	7,552,080
Series A, 5.25%, 12/1/2048 (c)	705,000	659,001
Series A, 5.50%, 7/1/2039	12,148	11,419
Series A, 5.50%, 12/1/2054	2,500,000	2,432,084
Series A, 5.75%, 7/1/2030	10,389	9,766
Series A, 5.75%, 7/1/2035	1,099	1,033
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	995,000	738,494
Series A, 5.00%, 9/2/2039	945,000	951,249
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,240,897

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
California Statewide Financing Authority Revenue, CA Series D, Zero Coupon, 6/1/2055 (c)	$15,750,000	$691,540
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA Zero Coupon, 9/1/2032	400,000	264,063
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	797,174
4.00%, 9/1/2051	335,000	257,221
City of Irvine, Special Tax Revenue, CA Series A, 4.00%, 9/1/2049	1,000,000	794,299
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	571,097
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	971,268
5.00%, 9/1/2044	255,000	236,460
5.00%, 9/1/2047 (c)	1,000,000	967,233
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	702,707
CMFA Special Finance Agency I Revenue, CA Series A, 4.00%, 4/1/2056 (c)	5,130,000	3,429,039
CMFA Special Finance Agency Revenue, CA 4.00%, 8/1/2056 (c)	2,000,000	1,546,302
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (c)	1,000,000	624,119
Series A-2, 4.00%, 8/1/2047 (c)	790,000	604,132
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (c)	4,500,000	2,770,231
CMFA Special Finance Agency XII Revenue, CA Series A, 3.25%, 2/1/2057 (c)	3,500,000	2,249,018
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (c)	1,000,000	946,440
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	982,993
5.00%, 9/1/2042	1,000,000	921,359
5.00%, 9/1/2045	100,000	97,316
County of Santa Barbara, Certificate Participation, CA Series B, AMT, 5.00%, 12/1/2029	975,000	1,006,331
Security Description	Principal Amount	Value
CSCDA Community Improvement Authority Revenue, CA:
Series A-1, 2.80%, 3/1/2047 (c)	$400,000	$283,313
Series A, 3.00%, 9/1/2056 (c)	1,375,000	837,380
Series A-1, 3.00%, 6/1/2047 (c)	8,000,000	5,322,454
Series A-2, 3.00%, 12/1/2056 (c)	6,400,000	3,951,389
Series A-2, 3.00%, 3/1/2057 (c)	1,245,000	772,744
Series A-2, 3.13%, 7/1/2056 (c)	5,000,000	3,053,399
Series A2, 3.25%, 5/1/2057 (c)	5,000,000	3,213,801
Series A-2, 3.25%, 7/1/2056 (c)	500,000	312,916
Series A-1, 3.50%, 10/1/2046 (c)	1,655,000	1,173,300
Series A, 4.00%, 8/1/2056 (c)	995,000	697,899
Series A-2, 4.00%, 7/1/2056 (c)	6,870,000	4,554,008
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,366,617
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,009,378
Series B, 4.00%, 12/1/2059 (c)	1,535,000	910,646
Series A-2, 4.30%, 7/1/2059 (c)	5,000,000	3,771,755
Series A, 5.00%, 1/1/2054 (c)	2,470,000	1,834,988
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	738,555
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2047	1,250,000	1,181,381
Foothill-Eastern Transportation Corridor Agency Revenue, CA:
Series B-1, 3.95%, 1/15/2053	4,130,000	3,496,677
Series A, 4.00%, 1/15/2046	2,990,000	2,668,928
Series A, AGM, 5.00%, 1/15/2042 (b)	430,000	430,429
Series C, 5.00%, 1/15/2031	670,000	706,835
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, Zero Coupon, 6/1/2066	91,200,000	7,890,177
Series A-1, 5.00%, 6/1/2051	390,000	395,980
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,273,301

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Zero Coupon, 6/1/2057 (c)	$15,000,000	$750,160
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,519,479
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,924,640
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	931,802
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	100,969
Series A, 5.50%, 11/15/2030	270,000	280,321
Long Beach Bond Finance Authority, Special Obligation, CA Series C, AMBAC, 5.50%, 8/1/2031 (b)	345,000	367,789
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	265,000	276,365
Series A, 6.50%, 11/1/2039	775,000	878,447
Series B, 6.50%, 11/1/2039	4,000,000	4,524,577
Series B, 7.00%, 11/1/2034	400,000	468,016
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	521,676
Oakland Unified School District/Alameda County, General Obligation, CA:
Series A, AGM, 5.00%, 8/1/2032 (b)	100,000	104,569
Series A, 5.00%, 8/1/2033	65,000	66,703
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	499,151
Series A, 5.00%, 8/15/2046	550,000	541,956
Palomar Health Revenue, CA 5.00%, 11/1/2036	500,000	491,923
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	970,264
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,040,733
Series B-2, 5.00%, 9/1/2052	1,245,000	1,100,255
Series B-2, 5.25%, 9/1/2047	1,330,000	1,252,047
Riverside County Public Financing Authority Revenue, CA 5.25%, 11/1/2040	100,000	103,508
Security Description	Principal Amount	Value
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	$6,210,000	$4,173,721
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,284,193
Series A, AMT, 5.00%, 1/1/2025	555,000	557,957
Series A, AMT, 5.00%, 5/1/2035	560,000	583,990
Series A, AMT, 5.00%, 5/1/2036	770,000	796,897
Series E, AMT, 5.00%, 5/1/2045	600,000	597,117
Series H, AMT, 5.00%, 5/1/2028	500,000	518,223
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, 5.25%, 1/15/2044	13,000,000	13,067,168
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,271,100
Series C, Zero Coupon, 6/1/2056	5,250,000	434,044
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	793,916
Sulphur Springs Union School District, Special Tax Revenue, CA 5.00%, 9/1/2043	75,000	73,604
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (c)	100,000	102,243
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,002,466
Series A, Class 1, 5.00%, 6/1/2035	500,000	523,146
Series B-1, Class 2, 5.00%, 6/1/2048	320,000	318,899
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	105,269
Washington Township Health Care District Revenue, CA:
5.75%, 7/1/2048	480,000	484,485
5.75%, 7/1/2053	245,000	246,674
		226,077,868

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
COLORADO — 3.7%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	$2,000,000	$1,463,659
5.00%, 12/1/2051	2,000,000	1,656,805
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,351,672
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (c)	500,000	448,323
5.00%, 12/1/2049 (c)	1,300,000	1,114,142
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	1,000,000	925,916
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	478,355
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	1,986,746
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (c)	1,000,000	964,674
City & County of Denver Airport System Revenue, CO:
5.00%, 12/1/2043	2,500,000	2,490,325
Series A, AMT, 5.00%, 12/1/2029	525,000	539,752
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	3,585,000	3,481,391
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	189,265
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,467,836
Series A, 5.00%, 10/1/2049 (c)	540,000	468,203
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	3,095,000	2,731,178
Series A-2, 4.00%, 8/1/2049	510,000	410,789
5.00%, 1/1/2031	105,000	101,950
5.00%, 1/1/2037	2,750,000	2,553,129
5.00%, 1/1/2038	200,000	183,523
5.00%, 12/1/2054 (c)	1,250,000	769,058
Series B, 5.00%, 7/1/2057 (a)	1,042,165	769,966
Series A, 5.30%, 7/1/2037	270,000	205,199
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	500,000	463,421
Security Description	Principal Amount	Value
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	$500,000	$459,724
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2025	1,900,000	1,902,783
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	417,076
Series A, 5.00%, 12/1/2039	40,000	37,617
Series A, 5.25%, 12/1/2045	370,000	366,318
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (c)	100,000	97,442
E-470 Public Highway Authority Revenue, CO Series B, Zero Coupon, 9/1/2037	475,000	237,206
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (c)	400,000	380,901
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,343,006
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, Class A, 5.25%, 12/1/2032	1,945,000	1,861,649
Series A, Class A, 5.75%, 12/1/2052	535,000	486,653
Heritage Todd Creek Metropolitan District, General Obligation, CO 6.13%, 12/1/2044	1,000,000	968,255
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	452,332
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	563,288
Lanterns Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2039	1,375,000	1,252,444
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	875,203
Series A, 5.25%, 12/1/2050	2,000,000	1,700,816
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,459,455

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Peak Metropolitan District No. 3, General Obligation, CO Series A-1, 7.50%, 12/1/2052	$2,210,000	$2,085,543
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,690,000	2,439,241
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (c)	1,000,000	944,061
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (c)	2,990,000	2,776,004
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,001,125
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (c)	1,825,000	1,241,000
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	332,756
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	861,682
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (c)	1,000,000	646,777
Series A, 5.00%, 12/1/2051 (c)	1,000,000	552,250
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	2,783,533
Southglenn Metropolitan District, General Obligation, CO 3.50%, 12/1/2026	747,000	712,045
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	397,827
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	865,685
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,192,320
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	942,982
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	355,582
Security Description	Principal Amount	Value
6.50%, 12/1/2043	$2,000,000	$1,765,261
6.75%, 12/1/2052	1,430,000	1,250,633
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,528,856
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	600,000	542,238
Series A, 5.00%, 12/1/2049	1,000,000	838,610
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	430,070
Series A-1, 4.13%, 12/1/2051	1,550,000	887,117
		70,450,643
CONNECTICUT — 0.6%
City of Hartford, General Obligation, CT Series C, AGM, 3.00%, 7/15/2027 (b)	100,000	96,846
Connecticut State Development Authority Revenue, CT AMT, 7.95%, 4/1/2026	300,000	296,816
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	430,759
Series R, 3.38%, 7/1/2037	190,000	160,142
Series F, 3.50%, 7/1/2026	5,000	4,779
Series A, 4.00%, 7/1/2038	745,000	638,315
Series A, 4.00%, 7/1/2049	1,000,000	757,720
Series F, 4.00%, 7/1/2030	1,100,000	1,022,088
Series L, 4.00%, 7/1/2034	250,000	245,327
Series L-1, 4.00%, 7/1/2029	490,000	476,130
Series L, 4.13%, 7/1/2041	500,000	454,738
Series A, 5.00%, 1/1/2045 (c)	300,000	245,844
Series A, 5.00%, 9/1/2046 (c)	110,000	85,373
Series A, 5.00%, 9/1/2053 (c)	500,000	371,897
Series F, 5.00%, 7/1/2037	1,175,000	1,134,130
Series G-1, 5.00%, 7/1/2044 (c)	275,000	235,495
Series G-1, 5.00%, 7/1/2050 (c)	500,000	411,316
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (c)	1,000,000	977,504
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (c)	1,000,000	965,835
State of Connecticut, General Obligation, CT Series A, 5.00%, 10/15/2026	285,000	285,086

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2051 (c)	$1,315,000	$993,094
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	779,952
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2027	100,000	100,051
		11,169,237
DELAWARE — 0.3%
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (a)	3,000,000	2,726,290
Series B, VRN, 1.25%, 10/1/2040 (a)	1,000,000	908,763
Series A, 3.25%, 6/1/2026	365,000	341,820
Series A, 4.00%, 6/1/2042	160,000	120,801
Series A, 4.00%, 6/1/2052	70,000	47,444
Series A, 5.00%, 6/1/2036	500,000	469,558
Series A, 5.00%, 6/1/2046	700,000	593,152
		5,207,828
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue, DC:
5.00%, 4/1/2033	500,000	512,266
5.00%, 12/1/2034	500,000	532,060
5.00%, 10/1/2035	2,630,000	2,478,142
5.00%, 6/1/2050	2,590,000	2,128,350
Series A, 5.00%, 7/1/2032	150,000	141,453
Series A, 5.00%, 7/1/2052	115,000	89,596
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	5,324,965
Series C, Zero Coupon, 6/15/2055	20,000,000	1,750,248
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
AGC, Zero Coupon, 10/1/2035	220,000	127,060
Series A, Zero Coupon, 10/1/2037	2,000,000	973,821
Series B, 4.00%, 10/1/2044	650,000	565,044
Series B, 4.00%, 10/1/2049	1,625,000	1,361,300
Series B, AGM, 4.00%, 10/1/2053 (b)	3,125,000	2,695,334
Series A, 5.00%, 10/1/2033	855,000	884,208
		19,563,847
Security Description	Principal Amount	Value
FLORIDA — 7.0%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	$325,000	$279,056
5.00%, 11/15/2024	30,000	28,661
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	1,225,000	1,153,559
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	93,082
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (c)	1,000,000	665,045
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (c)	1,500,000	1,149,594
4.00%, 6/15/2051 (c)	1,500,000	1,031,217
5.00%, 12/15/2040 (c)	190,000	163,919
5.00%, 7/1/2046 (c)	750,000	518,861
Series A, 5.00%, 6/15/2039 (c)	390,000	349,196
Series A, 5.00%, 7/1/2050	600,000	382,176
Series A, 5.00%, 6/15/2055 (c)	290,000	229,921
Series A, 5.00%, 8/1/2055	700,000	598,726
Series A-1, 5.00%, 1/1/2055 (c)	250,000	187,118
Series A-1, 5.00%, 7/1/2056 (c)	3,850,000	3,260,061
Series A, 5.13%, 6/15/2037 (c)	450,000	424,768
Series A, 5.38%, 6/15/2038 (c)	105,000	97,094
5.63%, 8/1/2037 (c)	115,000	88,624
5.88%, 8/1/2052 (c)	610,000	420,353
6.10%, 8/15/2038 (c)	215,000	214,565
Series A, 7.50%, 6/1/2048 (c) (d)	3,019,549	430,286
Capital Trust Authority Revenue, FL 6.50%, 12/15/2053 (c)	1,320,000	1,284,148
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	1,090,000	800,587
Central Florida Expressway Authority Revenue, FL BAM, 3.25%, 7/1/2039	100,000	81,123
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (c)	1,720,000	1,240,638

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	$415,000	$353,735
City of Orlando Tourist Development Tax Revenue, FL:
Series A, AGM, 5.00%, 11/1/2026 (b)	735,000	754,063
Series A, AGM, 5.00%, 11/1/2028 (b)	500,000	520,021
Series A, AGM, 5.00%, 11/1/2036 (b)	200,000	203,679
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	500,000	350,831
City Of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	888,467
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	387,372
City of Tampa Revenue, FL 5.00%, 4/1/2040	500,000	500,239
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (c) (d)	298,278	16,405
Series A, 8.25%, 5/15/2049 (c) (d)	74,569	4,101
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (c)	140,000	130,965
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	185,212
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	127,390
Series A, AMT, 5.00%, 10/1/2036	300,000	304,503
County of Escambia Revenue, FL Series B, VRN, 2.00%, 11/1/2033 (a)	775,000	757,093
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	558,969
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	94,361
AMT, 5.00%, 10/1/2028	500,000	499,468
AMT, 5.00%, 10/1/2030	650,000	649,353
5.00%, 10/1/2033	505,000	516,486
Series A, 5.00%, 10/1/2036	765,000	775,397
Security Description	Principal Amount	Value
County of Miami-Dade Revenue, FL:
Series C, AGC, Zero Coupon, 10/1/2048	$595,000	$158,509
5.00%, 10/1/2026	870,000	901,188
5.00%, 10/1/2027	240,000	247,093
5.00%, 10/1/2029	675,000	690,353
Series A, AGC, 6.88%, 10/1/2034 (a)	145,000	169,841
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AGM, 4.00%, 10/1/2045 (b)	590,000	500,159
County of Osceola Transportation Revenue, FL Series A-1, 5.00%, 10/1/2049	500,000	470,647
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (c)	110,000	98,254
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	2,000,000	1,452,038
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	807,594
Series A, 5.00%, 8/15/2031	155,000	157,278
Series A, 5.00%, 8/15/2033	1,595,000	1,616,307
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	429,231
Series A, 4.00%, 6/1/2041 (c)	2,070,000	1,431,249
Series A, 4.00%, 7/1/2045	600,000	463,972
Series A, 4.00%, 7/1/2051 (c)	750,000	576,735
Series A, 4.00%, 6/1/2055 (c)	1,000,000	585,700
Series A, 4.00%, 6/30/2056 (c)	100,000	66,661
Series A, 4.75%, 7/15/2036 (c)	500,000	457,676
Series A, 5.00%, 2/1/2052	2,000,000	1,645,436
Series A, 5.00%, 6/15/2052	1,035,000	920,229
Series C, 5.00%, 9/15/2040 (c)	100,000	84,905
AMT, 5.25%, 8/1/2029 (c)	2,000,000	1,883,822
Series A, 5.25%, 6/1/2050 (c)	1,000,000	780,879
Series A, 5.25%, 6/1/2055 (c)	1,000,000	763,909
Series A, 6.00%, 6/15/2035 (c)	505,000	505,027
Series A, 6.00%, 6/15/2044 (c)	575,000	448,931
AMT, 6.13%, 7/1/2032 (a) (c)	1,350,000	1,342,632
Series A, 6.13%, 6/15/2044 (c)	555,000	543,740
Series A, 6.13%, 6/15/2046 (c)	100,000	96,142

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, VRN, 6.25%, 1/1/2049 (a) (c)	$4,015,000	$4,001,798
Series A, AMT, VRN, 6.38%, 1/1/2049 (a) (c)	5,865,000	5,586,973
Series A, 6.50%, 7/1/2044	925,000	925,810
Series A, AMT, VRN, 6.50%, 1/1/2049 (a) (c)	7,170,000	6,806,950
Series A, Class A, AMT, VRN, 7.25%, 7/1/2057 (a) (c)	10,595,000	11,018,800
Series B, AMT, 7.38%, 1/1/2049 (c)	8,670,000	8,597,396
8.00%, 7/1/2057 (a) (c)	10,595,000	10,488,967
Florida Higher Educational Facilities Financial Authority Revenue, FL Series A-1, 5.00%, 6/1/2048 (c)	1,000,000	841,553
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050	100,000	89,545
Greater Orlando Aviation Authority Revenue, FL:
AMT, 5.00%, 11/15/2036	2,850,000	2,720,466
Series A, AMT, 5.00%, 10/1/2026	235,000	238,561
Series A, AMT, 5.00%, 10/1/2027	170,000	173,945
Series A, AMT, 5.00%, 10/1/2042	250,000	249,285
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	545,919
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	104,164
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	300,000	284,442
Hernando County School District, Certificate Participation, FL Series A, AGM, 3.00%, 7/1/2035 (b)	115,000	97,536
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (d)	500,000	110,000
Series A, 6.25%, 4/1/2049 (d)	500,000	110,000
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,350,914
Security Description	Principal Amount	Value
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	$600,000	$621,460
JEA Electric System Revenue, FL:
Series B, 5.00%, 10/1/2028	325,000	339,517
Series B, 5.00%, 10/1/2029	370,000	385,419
Lakewood Ranch Stewardship District, Special Assessment, FL:
4.00%, 5/1/2050 (c)	1,250,000	922,518
6.13%, 5/1/2043	1,200,000	1,201,664
6.30%, 5/1/2054	1,080,000	1,079,878
Lee County Industrial Development Authority Revenue, FL 5.75%, 6/15/2042 (c)	500,000	456,544
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	730,000	595,264
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	681,453
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	952,991
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	400,120
Series A, 5.00%, 7/1/2028	325,000	330,441
Series A, 5.00%, 7/1/2031	200,000	200,074
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	233,309
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,337,477
Series B, 5.00%, 5/1/2037	925,000	865,151
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	1,000,000	725,241
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	360,714
Palm Beach County Health Facilities Authority Revenue, FL Series B, 4.00%, 5/15/2053	500,000	296,942

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	$130,000	$130,278
5.00%, 7/1/2039	410,000	387,730
Reunion East Community Development District, Special Assessment, FL:
2.85%, 5/1/2031	20,000	17,097
3.15%, 5/1/2041	60,000	43,637
4.00%, 5/1/2051	135,000	100,340
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	3,300,000	2,432,498
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	92,923
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,099,273
Series A, 5.50%, 11/15/2049	1,515,000	1,115,443
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	822,543
Series A, 4.00%, 12/15/2041	750,000	566,018
Series A, 4.00%, 12/15/2046	750,000	530,379
Series A, 4.00%, 12/15/2050	1,000,000	680,911
Tolomato Community Development District, Special Assessment, FL:
Series 2015-2, Zero Coupon, 5/1/2040	180,000	166,744
Series A-2, 4.25%, 5/1/2037	1,100,000	971,562
Series 2015-3, 6.61%, 5/1/2040 (d) (e)	195,000	—
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	567,077
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	559,610
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,825,000	1,575,340
Village Community Development District No. 13, Special Assessment, FL:
2.63%, 5/1/2024	65,000	64,246
3.70%, 5/1/2050	1,915,000	1,393,450
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	3,000,000	2,952,477
Security Description	Principal Amount	Value
Village Community Development District No. 15, Special Assessment, FL:
5.00%, 5/1/2043 (c)	$1,250,000	$1,195,797
5.25%, 5/1/2054 (c)	1,550,000	1,473,119
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	128,312
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	100,000	105,056
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	750,000	697,233
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	655,712
		132,900,631
GEORGIA — 1.2%
Atlanta Development Authority Revenue, GA:
Series A1, 6.50%, 1/1/2029 (d)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (d)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (d)	500,000	225,000
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	95,009
5.00%, 7/1/2025	785,000	789,739
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	4,495,000	3,618,464
Series D, 4.13%, 11/1/2045	435,000	350,174
Development Authority of Rockdale County Revenue, GA AMT, 4.00%, 1/1/2038 (c)	1,000,000	917,107
Development Authority Of The City Of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,018,157
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	672,461
Series A, 5.25%, 10/1/2049	115,000	91,517
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (c)	6,350,000	4,022,556
5.00%, 7/1/2042	1,000,000	895,525

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
George L Smith II Congress Center Authority Revenue, GA:
Series A, 4.00%, 1/1/2054	$750,000	$572,730
Series B, 5.00%, 1/1/2054 (c)	1,500,000	1,138,889
Georgia Local Government, Certificate Participation, GA Series A, 4.75%, 6/1/2028	629,000	626,552
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (c)	250,000	247,873
Main Street Natural Gas, Inc. Revenue, GA:
4.00%, 8/1/2052 (a) (c)	1,000,000	942,803
Series A, 5.50%, 9/15/2026	205,000	207,559
Series A, 5.50%, 9/15/2028	1,500,000	1,539,989
Municipal Electric Authority of Georgia Revenue, GA:
Series B, 4.00%, 1/1/2049	2,000,000	1,669,961
Series A, 5.00%, 7/1/2060	635,000	601,665
Series B, 5.00%, 1/1/2048	850,000	813,921
Series A, 5.50%, 7/1/2060	170,000	170,050
		23,152,451
GUAM — 1.1%
Antonio B Won Pat International Airport Authority Revenue, GU Series C, AMT, 6.38%, 10/1/2043	590,000	590,000
Guam Government Waterworks Authority Revenue, GU:
Series A, 5.00%, 7/1/2029	315,000	315,543
Series A, 5.00%, 1/1/2050	1,775,000	1,644,969
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2034	1,205,000	1,236,111
Series A, 5.00%, 10/1/2036	1,940,000	1,942,106
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	410,709
Series A, 5.00%, 12/1/2025	4,000,000	4,021,323
Series A, 5.00%, 11/1/2040	2,800,000	2,598,550
Series D, 5.00%, 11/15/2027	355,000	354,413
Series D, 5.00%, 11/15/2028	110,000	109,722
Series D, 5.00%, 11/15/2029	525,000	521,581
Series D, 5.00%, 11/15/2034	250,000	244,212
Series D, 5.00%, 11/15/2035	100,000	96,581
Series D, 5.00%, 11/15/2039	6,370,000	5,897,745
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	180,000	177,404
		20,160,969
Security Description	Principal Amount	Value
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	$2,000,000	$1,277,513
Series A, 5.00%, 1/1/2045 (c)	750,000	602,934
6.00%, 7/1/2028 (c)	355,000	353,085
Series A, 6.88%, 7/1/2043 (c)	300,000	299,988
		2,533,520
IDAHO — 0.2%
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (c)	1,000,000	893,844
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	550,731
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 3.75%, 9/1/2051 (c)	3,000,000	2,155,491
		3,600,066
ILLINOIS — 8.0%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	260,777
6.00%, 4/1/2046	350,000	359,902
6.10%, 4/1/2036	45,000	47,332
Chicago Board of Education, General Obligation, IL:
Series A, Zero Coupon, 12/1/2027	225,000	184,616
Series A, Zero Coupon, 12/1/2028	100,000	78,144
Series A, Zero Coupon, 12/1/2031	1,060,000	704,478
Series B-1, Zero Coupon, 12/1/2028	830,000	648,596
Series B-1, Zero Coupon, 12/1/2029	620,000	459,987
Series B-1, Zero Coupon, 12/1/2030	220,000	154,603
Series A, 4.00%, 12/1/2027	3,215,000	3,119,977
Series A, 4.00%, 12/1/2047	6,750,000	5,243,513
Series B, 4.00%, 12/1/2035	200,000	176,582
Series A, AGM, 5.00%, 12/1/2027 (b)	1,100,000	1,119,712
Series A, AGM, 5.00%, 12/1/2028 (b)	150,000	153,717
Series A, 5.00%, 12/1/2030	4,020,000	4,063,541
Series A, 5.00%, 12/1/2031	600,000	604,108
Series A, 5.00%, 12/1/2033	1,000,000	1,003,963
Series A, 5.00%, 12/1/2036	3,550,000	3,491,936
Series A, 5.00%, 12/1/2037	150,000	145,642
Series A, 5.00%, 12/1/2039	910,000	869,416

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2042	$1,330,000	$1,224,243
Series B, 5.00%, 12/1/2029	100,000	101,630
Series B, 5.00%, 12/1/2031	8,250,000	8,343,331
Series B, 5.00%, 12/1/2033	340,000	342,078
Series B, 5.00%, 12/1/2034	410,000	391,065
Series C, 5.00%, 12/1/2027	600,000	607,786
Series C, 5.00%, 12/1/2030	3,780,000	3,799,878
Series D, 5.00%, 12/1/2027	2,400,000	2,431,142
Series D, 5.00%, 12/1/2046	2,625,000	2,365,664
Series G, 5.00%, 12/1/2034	2,400,000	2,404,489
Series H, 5.00%, 12/1/2036	3,100,000	3,019,178
Series E, 5.13%, 12/1/2032	765,000	750,767
Series C, 5.25%, 12/1/2035	2,140,000	2,072,500
Series C, 5.25%, 12/1/2039	7,865,000	7,461,978
Series A, 5.50%, 12/1/2026	885,000	894,040
Series A, AMBAC, 5.50%, 12/1/2031 (b)	620,000	632,630
Series A, 7.00%, 12/1/2026	1,100,000	1,157,191
Series A, 7.00%, 12/1/2044	3,405,000	3,504,165
Series A, 7.00%, 12/1/2046 (c)	2,125,000	2,231,362
Chicago Midway International Airport Revenue, IL:
Series A, AMT, 5.00%, 1/1/2024	750,000	750,966
Series A, AMT, 5.00%, 1/1/2026	100,000	100,974
Series A, AMT, 5.50%, 1/1/2030	200,000	200,047
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	2,505,000	2,373,571
Series B, AGM, 4.00%, 1/1/2053 (b)	300,000	257,985
Series B, 5.00%, 1/1/2029	315,000	317,712
Series C, 5.00%, 1/1/2032	500,000	509,099
Series D, 5.00%, 1/1/2047	500,000	493,089
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	517,658
City of Chicago Motor Fuel Tax Revenue, IL:
5.00%, 1/1/2026	250,000	250,451
5.00%, 1/1/2029	100,000	100,180
City of Chicago Waterworks Revenue, IL:
4.00%, 11/1/2037	30,000	27,026
Series A-1, 5.00%, 11/1/2030	780,000	794,004
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	182,766
Series A, 4.00%, 1/1/2036	600,000	538,268
Series A, 5.00%, 1/1/2026	1,000,000	1,016,687
Series C, 5.00%, 1/1/2024	65,000	65,091
Security Description	Principal Amount	Value
Series C, 5.00%, 1/1/2026	$470,000	$477,843
Series C, 5.00%, 1/1/2027	195,000	197,196
Series C, 5.00%, 1/1/2035	700,000	701,861
Series C, 5.00%, 1/1/2038	1,615,000	1,572,109
Series 2007G, 5.50%, 1/1/2042	780,000	773,343
Series A, 5.50%, 1/1/2035	4,840,000	5,037,701
Series A, 5.50%, 1/1/2039	2,800,000	2,875,383
Series A, 5.50%, 1/1/2040	2,720,000	2,783,271
Series A, 5.50%, 1/1/2041	2,000,000	2,031,489
Series A, 5.75%, 1/1/2033	510,000	531,513
Cook County Community College District No. 508, General Obligation, IL:
5.13%, 12/1/2038	430,000	408,355
5.25%, 12/1/2043	205,000	195,113
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (c)	440,000	382,453
4.00%, 12/1/2040	250,000	206,209
Series C, 4.25%, 8/1/2042	1,050,000	891,343
Series A, 4.50%, 8/1/2033 (c)	1,275,000	1,221,116
5.00%, 2/15/2032	100,000	96,093
5.00%, 5/15/2033	2,220,000	1,983,004
5.00%, 5/15/2040	3,550,000	1,606,375
Series A, 5.00%, 8/1/2042	580,000	549,237
Series A, 5.00%, 2/15/2047	1,385,000	1,247,354
Series A, 5.00%, 11/1/2049	600,000	460,553
Series A, 5.00%, 2/15/2050	1,950,000	1,733,258
5.25%, 2/15/2047	100,000	87,679
Series A, 5.25%, 5/1/2038	2,030,000	1,718,345
Series A, 5.25%, 8/1/2038 (c)	300,000	291,841
5.50%, 4/1/2032	500,000	466,823
Series A, 6.00%, 4/1/2038 (c)	1,175,000	1,072,047
Series A, 6.13%, 4/1/2049 (c)	500,000	440,803
Series A, 6.13%, 4/1/2058 (c)	1,390,000	1,195,884
Illinois Sports Facilities Authority Revenue, IL:
AMBAC, Zero Coupon, 6/15/2025 (b)	680,000	623,331
Series A, 5.00%, 6/15/2032	220,000	216,935
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, Zero Coupon, 6/15/2029	105,000	81,108
Series A, Zero Coupon, 6/15/2031	215,000	151,610
Series A, Zero Coupon, 12/15/2031	5,735,000	3,953,102
Series A, Zero Coupon, 6/15/2034	190,000	115,989
Series A, Zero Coupon, 12/15/2034	220,000	130,827
Series A, Zero Coupon, 12/15/2035	140,000	78,502

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, Zero Coupon, 6/15/2037	$650,000	$332,340
Series A, Zero Coupon, 12/15/2039	200,000	87,770
Series A, Zero Coupon, 6/15/2041	500,000	192,951
Series B, AGM, Zero Coupon, 6/15/2027 (b)	125,000	106,268
Series B, Zero Coupon, 12/15/2041	395,000	148,386
Series B, Zero Coupon, 12/15/2051	2,200,000	447,801
Series B, AGM, Zero Coupon, 12/15/2056 (b)	845,000	143,306
Series A, 4.00%, 12/15/2042	4,000,000	3,454,681
Series A, 4.00%, 12/15/2047	3,060,000	2,523,931
Series A, 5.00%, 6/15/2053	2,000,000	1,917,355
Series B, 5.00%, 12/15/2040	100,000	100,070
Series B, 5.00%, 6/15/2042	205,000	203,178
Series B, 5.00%, 6/15/2052	2,395,000	2,300,746
Series B, 5.50%, 6/15/2029	5,130,000	5,226,862
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	179,794
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	108,215
Northern Illinois University Revenue, IL Series B, BAM, 5.00%, 4/1/2027	630,000	642,284
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	431,953
Series D, 3.00%, 6/15/2031	710,000	632,854
Series A, 5.00%, 6/15/2026	725,000	740,300
Series A, 5.00%, 6/15/2027	250,000	254,682
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	131,745
4.00%, 6/1/2032	1,820,000	1,751,691
5.00%, 1/1/2029	1,000,000	1,015,653
5.00%, 5/1/2032	5,000,000	4,974,732
5.00%, 11/1/2034	120,000	120,901
5.00%, 5/1/2035	140,000	138,494
5.00%, 5/1/2036	125,000	122,959
5.00%, 2/1/2039	4,775,000	4,597,381
5.00%, 4/1/2039	2,235,000	2,148,738
5.00%, 5/1/2039	380,000	365,037
Series A, 5.00%, 10/1/2024	150,000	151,137
Series A, 5.00%, 5/1/2035	2,455,000	2,492,619
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	216,010
Series A, 5.50%, 12/1/2043	115,000	101,112
Security Description	Principal Amount	Value
Village of Rosemont, General Obligation, IL Series A, AGM, 5.00%, 12/1/2040 (b)	$190,000	$192,480
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	217,108
		152,621,755
INDIANA — 0.2%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (d)	702,730	7
City of Valparaiso Revenue, IN AMT, 6.75%, 1/1/2034	750,000	754,607
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	86,539
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	165,438
Series 2, 4.00%, 10/1/2036	640,000	621,678
Series A, 4.50%, 7/1/2053	250,000	148,964
5.00%, 10/1/2042	1,170,000	1,085,375
Series A, AMT, 6.75%, 5/1/2039	275,000	295,914
AMT, 7.00%, 3/1/2039 (c)	500,000	363,499
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series I, AMT, 5.00%, 1/1/2027	750,000	752,340
		4,274,361
IOWA — 0.6%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	3,345,000	3,063,862
VRN, 5.00%, 12/1/2050 (a)	4,000,000	3,865,740
Series A, 5.00%, 5/15/2036	1,250,000	1,065,131
Series A, 5.00%, 5/15/2041	545,000	428,615
Series A, 5.00%, 5/15/2043	935,000	721,376
Series A, 5.00%, 5/15/2047	415,000	307,888
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	300,000	288,172
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Class 2, Zero Coupon, 6/1/2065	5,265,000	502,312
Series B1, Class 2, 4.00%, 6/1/2049	1,320,000	1,220,084
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (a)	500,000	498,797
		11,961,977

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.2%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	$610,000	$514,812
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032	200,000	88,751
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	478,103
Series I, 5.00%, 5/15/2033	350,000	291,621
Series Iv A, 5.63%, 5/15/2044	1,185,000	873,457
Overland Park Development Corp. Revenue, KS 5.00%, 3/1/2049	1,000,000	874,117
Wyandotte County-Kansas City Unified Government Revenue, KS Zero Coupon, 12/1/2027	265,000	217,732
		3,338,593
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (c)	2,875,000	2,651,364
Series B, AMT, 4.45%, 1/1/2042 (c)	1,275,000	1,175,822
Series A, AMT, 4.70%, 1/1/2052 (c)	465,000	423,072
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	194,516
Floyd County School District Finance Corp. Revenue, KY 3.50%, 8/1/2033	235,000	221,582
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2024	790,000	796,222
Series A, 5.00%, 9/1/2026	120,000	120,900
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, AGM, 4.00%, 12/1/2041 (b)	500,000	440,084
Series A, 4.25%, 7/1/2035	2,645,000	2,493,088
Series A, 5.00%, 6/1/2037	1,520,000	1,429,808
Series A, AGM, 5.00%, 12/1/2045 (b)	550,000	554,647
Series A, 5.25%, 6/1/2050	100,000	94,361
5.50%, 11/15/2035	105,000	93,527
Kentucky Housing Corp. Revenue, KY Series A-2, 4.65%, 5/1/2025 (c)	3,000,000	2,967,170
Kentucky Municipal Power Agency Revenue, KY:
Series A, 4.00%, 9/1/2039	140,000	121,915
Series A, 5.00%, 9/1/2025	425,000	430,939
Series A, 5.00%, 9/1/2026	160,000	161,498
Series A, 5.00%, 9/1/2030	1,180,000	1,191,046
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2042	$125,000	$116,380
Kentucky Public Energy Authority Revenue, KY Series A, VRN, 4.00%, 12/1/2050 (a)	500,000	490,315
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series B, VRN, 5.00%, 10/1/2047 (a)	500,000	500,000
Series D, VRN, 5.00%, 10/1/2047 (a)	500,000	511,848
		17,180,104
LOUISIANA — 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	1,794,969
City of Shreveport Water & Sewer Revenue, LA:
Series B, AGM, 3.00%, 12/1/2035 (b)	200,000	168,204
Series B, AGM, 4.00%, 12/1/2041 (b)	480,000	428,039
Series C, BAM, 4.00%, 12/1/2033	365,000	348,559
5.00%, 12/1/2040	250,000	250,188
Series A, AGM, 5.00%, 12/1/2036 (b)	260,000	266,247
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,120,236
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	3,932,168
4.00%, 11/1/2046 (c)	1,000,000	824,551
Series A, 5.00%, 1/1/2049	1,500,000	986,817
Louisiana Public Facilities Authority Revenue, LA:
Zero Coupon, 10/1/2046	3,590,000	3,244,587
4.00%, 5/15/2041	5,000	5,013
5.00%, 7/1/2047	300,000	289,405
Series A, 5.00%, 7/1/2046	500,000	484,851
Series A, 5.00%, 7/1/2051	385,000	369,073
5.63%, 6/1/2037 (c)	420,000	409,232
Louisiana State Citizens Property Insurance Corp. Revenue, LA Series A, 5.00%, 6/1/2026	300,000	308,478
New Orleans Aviation Board Revenue, LA Series B, AMT, 5.00%, 1/1/2024	240,000	240,133

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Parish of St. James Revenue, LA:
Series 2010-A, 6.35%, 10/1/2040 (c)	$2,000,000	$2,126,765
Series 2010-REMK, 6.35%, 7/1/2040 (c)	1,000,000	1,063,383
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (a)	3,980,000	3,720,617
St. Tammany Parish Finance Authority Revenue, LA 5.25%, 11/15/2037	250,000	224,593
		22,606,108
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	79,431
Series A, 4.00%, 7/1/2046	310,000	231,310
Series A, 5.00%, 7/1/2046	2,045,000	1,693,848
Town of Rumford Revenue, ME AMT, 6.88%, 10/1/2026	525,000	525,870
		2,530,459
MARYLAND — 1.5%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	310,000	298,008
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,253,335
5.00%, 9/1/2027	305,000	298,005
5.00%, 9/1/2028	750,000	730,601
5.00%, 9/1/2031	500,000	479,807
5.00%, 9/1/2039	1,250,000	1,103,134
5.00%, 9/1/2046	250,000	207,985
5.00%, 6/1/2051	550,000	493,871
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,402,946
5.00%, 7/1/2036	474,000	463,079
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	446,356
Series B, 5.00%, 11/1/2042	3,105,000	2,593,819
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	717,809
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (c)	1,000,000	812,865
County of Howard, Special Obligation, MD 6.10%, 2/15/2044	425,000	416,333
Security Description	Principal Amount	Value
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (c)	$1,600,000	$1,500,331
Maryland Economic Development Corp. Revenue, MD:
Series A, AMT, 5.00%, 11/12/2028	1,000,000	1,007,767
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,152,087
Series B, AMT, 5.25%, 6/30/2052	785,000	751,632
Series A, 5.63%, 7/1/2043	1,500,000	1,572,120
5.75%, 9/1/2025	525,000	529,406
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	595,000	539,643
4.00%, 9/1/2040	325,000	271,761
4.00%, 9/1/2050	2,520,000	1,911,312
4.38%, 7/1/2036	1,155,000	1,055,829
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	374,798
5.00%, 7/1/2040	1,000,000	988,486
5.00%, 7/1/2045	90,000	87,820
Series A, 5.00%, 7/1/2038	100,000	97,423
Series A, 5.50%, 1/1/2031	100,000	103,629
Series A, 5.50%, 1/1/2036	3,500,000	3,544,766
		29,206,763
MASSACHUSETTS — 0.5%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	93,442
5.00%, 6/15/2054	500,000	432,692
Massachusetts Development Finance Agency Revenue, MA:
Series D, 4.00%, 7/1/2045	350,000	273,878
4.13%, 10/1/2042 (c)	500,000	379,148
5.00%, 7/1/2026	500,000	505,568
5.00%, 1/1/2041	240,000	232,897
5.00%, 10/1/2043	950,000	847,791
5.00%, 1/1/2045	300,000	284,320
5.00%, 7/1/2047	870,000	658,756
5.00%, 7/1/2051 (c)	750,000	560,103
5.00%, 10/1/2057 (c)	2,420,000	1,975,508
Series D, 5.00%, 7/1/2044	1,515,000	1,459,251
Series G, 5.00%, 7/1/2044	1,000,000	864,693
Series I, 5.00%, 7/1/2029	560,000	571,985
Series L, 5.00%, 7/1/2044	500,000	477,964
Series A, 5.25%, 7/1/2034	10,000	8,894
Series A, 5.50%, 7/1/2044	325,000	270,175
Series F, 5.63%, 7/15/2036	120,000	109,406

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Educational Financing Authority Revenue, MA Series J, AMT, 3.50%, 7/1/2033	$50,000	$48,456
		10,054,927
MICHIGAN — 1.3%
City of Detroit Sewage Disposal System Revenue, MI Series B, 5.50%, 7/1/2029	150,000	153,795
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,202,374
5.00%, 4/1/2031	500,000	504,237
Series A, 5.00%, 4/1/2046	250,000	232,618
Series A, 5.00%, 4/1/2050	1,000,000	916,040
5.50%, 4/1/2050	135,000	134,779
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	787,159
Series A, 5.50%, 4/1/2039	3,000,000	2,234,766
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,242,988
Michigan Finance Authority Revenue, MI:
Series F1, 3.88%, 10/1/2023	100,000	100,000
Series A, 4.00%, 2/15/2044	245,000	214,108
Series C, Class 1, 4.00%, 6/1/2049	6,000,000	5,122,138
4.40%, 4/1/2031 (c)	100,000	83,332
4.90%, 4/1/2041 (c)	260,000	187,501
Series B, 5.00%, 7/1/2026	225,000	223,556
Series B, 5.00%, 7/1/2028	100,000	99,833
Series B, 5.00%, 7/1/2033	100,000	99,513
Series B, 5.00%, 7/1/2044	2,575,000	2,344,345
Series D-2, 5.00%, 7/1/2034	400,000	404,719
5.25%, 2/1/2027	410,000	405,756
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (a)	1,000,000	981,202
AMT, 5.00%, 6/30/2030	35,000	35,584
AMT, 5.00%, 6/30/2031	665,000	676,955
AMT, 5.00%, 12/31/2032	550,000	559,817
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	74,053
Series C, Zero Coupon, 6/1/2058	20,900,000	760,887
Security Description	Principal Amount	Value
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	$1,000,000	$766,411
State of Michigan Revenue, MI 5.00%, 3/15/2026	680,000	700,465
Wayne County Airport Authority Revenue, MI:
Series B, BAM, 5.00%, 12/1/2039	700,000	699,959
Series C, AMT, 5.00%, 12/1/2039	550,000	548,807
Series C, AMT, 5.00%, 12/1/2044	285,000	280,819
		23,778,516
MINNESOTA — 0.8%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	126,031
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	35,000	33,918
Series A, 5.00%, 3/1/2039	500,000	435,571
Series A, 5.50%, 7/1/2035	150,000	133,823
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	317,519
Series A, 5.00%, 7/1/2056	2,125,000	1,699,588
Series A, 5.38%, 8/1/2050	1,000,000	907,207
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	86,246
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (c)	300,000	261,961
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	817,401
Series A, 5.00%, 8/1/2048	1,050,000	789,348
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	105,418
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	133,969
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,420,536
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	829,090
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	191,478
Series A, 5.00%, 12/1/2041	500,000	458,543
Series A, 5.00%, 9/1/2043	1,315,000	1,156,361
5.25%, 3/1/2043 (c)	1,205,000	1,052,140
Series A, 5.30%, 7/1/2045	500,000	445,517

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 3/1/2053 (c)	$1,765,000	$1,545,110
St. Paul Port Authority Revenue, MN Series 7, AMT, 4.50%, 10/1/2037 (c)	255,000	235,971
Woodbury Housing & Redevelopment Authority Revenue, MN:
5.00%, 12/1/2029	225,000	215,768
5.25%, 12/1/2049	340,000	275,590
		14,674,104
MISSISSIPPI — 0.4%
County of Warren Revenue, MS:
Series A, VRN, 1.38%, 5/1/2034 (a)	1,350,000	1,283,679
Series C, VRN, 1.38%, 8/1/2027 (a)	1,100,000	1,045,961
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	310,529
Mississippi Development Bank Revenue, MS:
AGM, 3.50%, 9/1/2034 (b)	300,000	273,889
4.00%, 10/1/2035 (c)	500,000	420,769
4.00%, 10/1/2041 (c)	1,000,000	752,582
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	100,000	96,525
Series A, 5.00%, 9/1/2046	400,000	372,694
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	625,613
Series A, 5.00%, 10/15/2035	1,000,000	1,027,933
Series A, 5.00%, 10/15/2036	500,000	510,798
		6,720,972
MISSOURI — 0.7%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	242,750
4.00%, 3/1/2041	120,000	99,844
4.00%, 3/1/2046	100,000	80,271
City of Jennings Revenue, MO 5.00%, 11/1/2023	170,000	85,000
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (c)	150,000	141,376
City of St. Louis Airport Revenue, MO 5.50%, 7/1/2031	245,000	271,684
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	106,326
5.00%, 8/1/2029	70,000	63,069
5.00%, 8/1/2030	530,000	469,318
Security Description	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	$2,475,000	$1,592,470
4.00%, 6/1/2053	500,000	411,497
4.25%, 8/1/2035	280,000	239,967
4.25%, 12/1/2042 (c)	450,000	383,072
Series A, 5.00%, 2/1/2036	650,000	626,200
Series A, 5.00%, 2/1/2042	115,000	106,033
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (c)	1,000,000	937,632
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	565,682
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,000,000	693,922
Series A, 5.50%, 6/15/2042 (c)	500,000	435,546
Series A, 5.63%, 6/15/2053 (c)	400,000	338,542
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,340
Series B, AMT, 5.00%, 3/1/2033	760,000	776,871
Series B, 5.00%, 11/15/2046	449,515	313,472
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,154,677
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	662,061
Series A, 5.00%, 8/15/2051	1,000,000	739,765
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	375,578
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	242,354
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	128,469
Series A, 5.00%, 12/1/2025	125,000	123,883
Series A, 5.00%, 9/1/2038	350,000	313,579

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	$210,000	$198,572
		13,928,822
MONTANA — 0.1%
City of Forsyth Revenue, MT Series A, VRN, 3.90%, 3/1/2031 (a)	680,000	641,297
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	76,890
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	180,720
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	290,759
		1,189,666
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	704,855
Series A, 5.00%, 9/1/2032	1,000,000	1,004,916
Series A, 5.00%, 9/1/2036	1,140,000	1,113,678
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	580,000	621,842
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2026	600,000	606,345
		4,051,636
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	227,360
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	125,212
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (c)	145,000	132,464
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	111,313
Series A, 4.00%, 6/15/2035	500,000	478,833
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2025	165,000	168,018
County of Clark Passenger Facility Charge Revenue, NV Series E, 5.00%, 7/1/2025	120,000	122,195
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	307,527
Security Description	Principal Amount	Value
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (c)	$670,000	$638,536
Series A, 5.00%, 12/15/2038 (c)	750,000	689,868
AMT, 5.75%, 2/15/2038 (c)	1,095,000	808,948
AMT, 5.88%, 12/15/2027 (c)	516,172	520,357
AMT, 6.25%, 12/15/2037 (c)	2,280,000	2,033,259
AMT, 6.95%, 2/15/2038 (c)	980,568	818,056
		7,181,946
NEW HAMPSHIRE — 0.8%
New Hampshire Business Finance Authority Revenue, NH:
Series A, VRN, 3.63%, 7/1/2043 (a) (c)	2,960,000	2,145,264
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (c)	2,450,000	1,807,022
4.00%, 1/1/2051	1,330,000	948,742
Series 1A, Class A, 4.13%, 1/20/2034	5,681,405	5,284,612
Series C, AMT, 4.88%, 11/1/2042 (c)	1,855,000	1,576,621
5.00%, 7/1/2031 (c)	1,015,000	932,672
5.00%, 7/1/2041 (c)	1,855,000	1,494,036
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 6.13%, 7/1/2052 (c) (d)	292,175	64,279
		14,253,248
NEW JERSEY — 2.4%
Bayonne Redevelopment Agency Revenue, NJ Series A, AMT, 5.38%, 11/1/2035	420,000	345,223
Casino Reinvestment Development Authority, Inc. Revenue, NJ 5.25%, 11/1/2044	500,000	486,088
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	118,379
Garden State Preservation Trust Revenue, NJ Series B, AGM, Zero Coupon, 11/1/2023 (b)	100,000	99,672
Industrial Pollution Control Financing Authority of Gloucester County Revenue, NJ Series A, AMT, 5.00%, 12/1/2024	255,000	255,438

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
New Jersey Economic Development Authority Revenue, NJ:
Series B, AGC, Zero Coupon, 7/1/2027	$160,000	$135,536
Series A, 3.38%, 7/1/2030	555,000	509,192
Series A, 4.00%, 11/1/2027	525,000	525,182
Series C, 4.00%, 6/15/2047	155,000	135,450
Series MMM, 4.00%, 6/15/2036	335,000	320,929
Series QQQ, 4.00%, 6/15/2050	210,000	180,550
Series A, 4.13%, 7/1/2030	110,000	97,286
Series AAA, 4.13%, 6/15/2025	365,000	365,043
4.38%, 1/1/2024	195,000	194,508
Series XX, 4.38%, 6/15/2027	175,000	174,779
AMT, 5.00%, 10/1/2037	100,000	99,700
AMT, 5.00%, 10/1/2047	750,000	711,843
Series A, BAM, 5.00%, 7/1/2027	500,000	520,431
Series A, 5.00%, 7/1/2033	1,225,000	1,252,636
Series A, 5.00%, 6/1/2036	490,000	444,500
Series A, 5.00%, 11/1/2044	500,000	505,617
Series A, 5.00%, 6/15/2047	510,000	510,429
Series AAA, 5.00%, 6/15/2036	300,000	303,091
Series AAA, 5.00%, 6/15/2041	500,000	521,367
Series C, 5.00%, 6/15/2047	365,000	365,307
Series DDD, 5.00%, 6/15/2027	500,000	517,519
Series PP, 5.00%, 6/15/2025	100,000	100,599
Series PP, 5.00%, 6/15/2031	245,000	246,773
Series QQQ, 5.00%, 6/15/2028	750,000	784,742
Series UU, 5.00%, 6/15/2034	355,000	356,713
Series WW, 5.00%, 6/15/2035	500,000	509,944
Series WW, 5.00%, 6/15/2036	240,000	244,773
Series WW, 5.00%, 6/15/2037	390,000	397,756
Series XX, 5.00%, 6/15/2026	880,000	897,501
Series A, AGM, 5.13%, 1/1/2039 (b)	720,000	720,747
AMT, 5.25%, 9/15/2029	50,000	49,797
5.25%, 1/1/2044	750,000	663,660
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,514,081
New Jersey Economic Development, NJ Zero Coupon, 11/1/2031 (e)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	404,017
Security Description	Principal Amount	Value
3.50%, 6/15/2027	$125,000	$119,563
Series G, 3.50%, 7/1/2031	215,000	200,907
Series B, 5.00%, 9/1/2036	300,000	303,239
Series B, 5.50%, 9/1/2032	150,000	154,785
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	460,087
4.00%, 7/1/2048	175,000	138,670
5.00%, 10/1/2026	500,000	512,755
5.00%, 10/1/2027	905,000	938,306
5.00%, 10/1/2028	100,000	103,882
5.00%, 7/1/2041	1,000,000	940,210
Series B, 5.00%, 9/15/2027	170,000	170,052
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2025	230,000	209,134
Series A, Zero Coupon, 12/15/2027	820,000	686,985
Series A, Zero Coupon, 12/15/2028	100,000	80,414
Series A, Zero Coupon, 12/15/2030	265,000	193,064
Series A, Zero Coupon, 12/15/2033	285,000	179,212
Series A, Zero Coupon, 12/15/2035	615,000	346,909
Series A, Zero Coupon, 12/15/2038	710,000	329,131
Series C, AMBAC, Zero Coupon, 12/15/2028 (b)	125,000	100,568
Series AA, 3.75%, 6/15/2033	500,000	480,775
Series AA, 4.00%, 6/15/2036	400,000	383,198
Series AA, 4.00%, 6/15/2037	250,000	236,282
Series AA, 4.00%, 6/15/2040	3,660,000	3,356,429
Series BB, 4.00%, 6/15/2036	200,000	191,378
Series BB, 4.00%, 6/15/2044	390,000	343,565
Series AA, 4.75%, 6/15/2035	260,000	261,651
Series AA, 4.75%, 6/15/2038	185,000	185,674
Series A, 5.00%, 6/15/2024	120,000	120,636
Series A, 5.00%, 12/15/2024	270,000	272,636
Series A, 5.00%, 12/15/2025	250,000	254,952
Series A, 5.00%, 12/15/2028	100,000	105,356
Series A, 5.00%, 6/15/2029	175,000	178,455
Series A, 5.00%, 12/15/2029	350,000	366,519
Series A-1, 5.00%, 6/15/2027	700,000	712,845
Series A-1, 5.00%, 6/15/2028	900,000	917,909
Series AA, 5.00%, 6/15/2026	350,000	351,389
Series AA, 5.00%, 6/15/2037	560,000	582,725
Series AA, 5.00%, 6/15/2038	440,000	440,204
Series BB, 5.00%, 6/15/2050	500,000	501,051
Series D, 5.00%, 12/15/2024	645,000	651,297
Series AA, 5.25%, 6/15/2029	90,000	91,431
Series AA, 5.25%, 6/15/2031	675,000	684,692
Series AA, 5.25%, 6/15/2041	200,000	200,763

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series AA, 5.25%, 6/15/2043	$500,000	$509,202
Series B, AMBAC, 5.25%, 12/15/2023 (b)	230,000	230,405
Series C, 5.25%, 6/15/2032	500,000	504,317
New Jersey Turnpike Authority Revenue, NJ:
Series E, 5.00%, 1/1/2034	300,000	303,291
Series E, 5.00%, 1/1/2045	500,000	502,344
Newark Housing Authority Revenue, NJ 5.00%, 1/1/2032	435,000	453,829
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	151,967
Series B, AMT, 5.00%, 1/1/2048	500,000	489,706
South Jersey Transportation Authority Revenue, NJ:
Series A, AGM, 5.00%, 11/1/2031 (b)	750,000	790,943
Series A, 5.00%, 11/1/2039	2,000,000	1,910,703
Tobacco Settlement Financing Corp. Revenue, NJ:
5.00%, 6/1/2046	780,000	757,304
Series A, 5.00%, 6/1/2029	175,000	180,861
Series B, 5.00%, 6/1/2046	1,865,000	1,733,495
Series A, 5.25%, 6/1/2046	1,905,000	1,915,021
		46,059,871
NEW MEXICO — 0.2%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,311,922
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	267,763
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	155,000	138,892
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	387,762
		3,106,339
NEW YORK — 7.7%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	237,351
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	114,265
Series A, 5.00%, 7/15/2042	4,250,000	4,026,544
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	420,371
Security Description	Principal Amount	Value
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (c)	$265,000	$266,855
5.00%, 11/1/2039	250,000	187,500
Series A, 5.00%, 6/1/2047 (c)	150,000	137,716
Series A, 5.00%, 6/15/2051 (c)	500,000	394,050
Series B-1, 5.00%, 6/1/2055 (c)	1,215,000	833,067
5.25%, 11/1/2034	250,000	187,500
Series A, 5.25%, 6/15/2043 (c)	1,050,000	986,135
Series A1, 5.25%, 6/1/2040 (c)	720,000	581,342
5.50%, 11/1/2044	895,000	671,250
Series A1, 5.50%, 6/1/2055 (c)	610,000	454,409
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	599,639
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2044	400,000	325,264
Series B, 4.00%, 7/1/2049	400,000	303,961
Series A, 5.00%, 7/1/2045	725,000	726,461
Series A, 5.00%, 7/1/2051	800,000	754,015
Series B, 5.00%, 7/1/2027	770,000	770,702
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (c)	20,250,000	2,012,463
Series A, 5.00%, 6/1/2038	175,000	160,801
Series A, 5.00%, 6/1/2045	635,000	563,446
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,965,000	474,680
Series C, Zero Coupon, 1/1/2055	620,000	518,512
Series A, 5.00%, 1/1/2056	3,500,000	2,871,061
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	753,630
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	1,185,000	1,031,820
Jefferson County Industrial Development Agency Revenue, NY AMT, 5.25%, 1/1/2024 (c)	215,000	86,000

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	$540,000	$404,211
Series A, 5.00%, 9/1/2037	540,000	570,453
Series A, 5.00%, 9/1/2038	485,000	509,459
Metropolitan Transportation Authority Revenue, NY:
Series C2, Zero Coupon, 11/15/2027	715,000	597,631
Series C2, Zero Coupon, 11/15/2032	300,000	196,752
Series D, 3.00%, 11/15/2032	215,000	187,414
Series C1, 3.25%, 11/15/2036	290,000	237,428
Series A-1, AGM, 4.00%, 11/15/2041 (b)	10,000	9,120
Series C, 4.00%, 11/15/2033	100,000	96,683
Series E, 4.00%, 11/15/2045	1,500,000	1,269,353
Series A-1, 5.00%, 11/15/2040	560,000	552,996
Series A-1, 5.00%, 11/15/2047	520,000	509,429
Series B, 5.00%, 11/15/2026	115,000	117,675
Series B, 5.00%, 11/15/2037	625,000	627,111
Series C, 5.00%, 11/15/2032	550,000	551,438
Series C1, 5.00%, 11/15/2026	500,000	511,629
Series C1, 5.00%, 11/15/2029	850,000	879,672
Series C1, 5.00%, 11/15/2031	425,000	427,684
Series D1, 5.00%, 11/15/2039	585,000	578,591
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	497,241
5.00%, 1/1/2050	500,000	385,477
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	700,751
Series A, 5.00%, 7/1/2043	1,240,000	1,164,332
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A3, 5.00%, 6/1/2035	2,385,000	2,133,232
Series A3, 5.13%, 6/1/2046	635,000	553,139
Series A2, 5.25%, 6/1/2026 (a)	504,029	493,727
New York City Housing Development Corp. Revenue, NY Series D, Class D, 3.00%, 2/15/2048	100,000	98,191
Security Description	Principal Amount	Value
New York City Industrial Development Agency Revenue, NY:
AGC, Zero Coupon, 3/1/2033	$530,000	$350,197
AGC, Zero Coupon, 3/1/2036	340,000	191,066
AGC, Zero Coupon, 3/1/2045	575,000	185,026
Series A, AGM, 4.00%, 3/1/2032 (b)	2,000,000	1,985,484
Series A, AGM, 5.00%, 1/1/2028 (b)	500,000	519,977
5.75%, 10/1/2037 (d)	1,000,000	800,000
New York Convention Center Development Corp. Revenue, NY:
Series B, Zero Coupon, 11/15/2045	700,000	201,245
5.00%, 11/15/2026	700,000	707,404
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,388,829
Series A, 5.00%, 6/1/2045	885,000	779,293
New York Counties Tobacco Trust V Revenue, NY Series S 3, Zero Coupon, 6/1/2055	10,000,000	680,723
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	335,000	332,695
Series C, 3.75%, 6/1/2045	225,000	168,964
Series A, 5.00%, 6/1/2045	930,000	842,018
New York Liberty Development Corp. Revenue, NY:
Series 1, Class 1, 5.00%, 11/15/2044 (c)	7,275,000	6,720,966
Class 2, 5.15%, 11/15/2034 (c)	7,145,000	6,950,189
Class 3, 7.25%, 11/15/2044 (c)	2,815,000	2,828,696
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,354,337
Series A, 3.00%, 7/1/2033	2,150,000	1,514,350
Series A, 4.00%, 9/1/2040	1,870,000	1,592,700
Series A, 4.00%, 9/1/2050	500,000	386,462
Series A, 4.25%, 5/1/2042	285,000	238,772
Series A, 5.00%, 10/1/2026	165,000	170,348
Series A, 5.00%, 7/1/2029	1,340,000	1,367,051
Series A, 5.00%, 8/1/2032	130,000	129,895
Series A, 5.00%, 7/1/2036	500,000	506,234
Series A, 5.00%, 7/1/2046	850,000	829,806
Series A, 5.15%, 7/1/2024	180,000	181,564
5.25%, 7/1/2031	265,000	262,675
AMBAC, 5.50%, 7/1/2035 (b)	235,000	240,165
Series A, 5.50%, 1/1/2039	400,000	404,727
Series A, 5.50%, 1/1/2044	850,000	860,045

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
New York State Energy Research & Development Authority Revenue, NY Series C, 4.00%, 4/1/2034	$2,000,000	$1,891,490
New York State Environmental Facilities Corp. Revenue, NY:
Series R-1, AMT, VRN, 2.75%, 9/1/2050 (a)	3,475,000	3,329,004
Series R-2, 5.13%, 9/1/2050 (a) (c)	570,000	561,670
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	336,207
Series L, 5.00%, 1/1/2033	610,000	639,594
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	245,000	231,086
AMT, 3.00%, 8/1/2031	330,000	284,962
AMT, 4.00%, 10/1/2030	1,900,000	1,831,369
AMT, 4.00%, 4/30/2053	4,505,000	3,514,101
Series A, AMT, 4.00%, 7/1/2031	2,100,000	1,974,284
Series A, AMT, 4.00%, 1/1/2036	910,000	837,381
Series A, AGM, 4.00%, 7/1/2037 (b)	100,000	91,138
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,482,338
Series A, AMT, 4.00%, 7/1/2041	5,030,000	4,241,135
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,285,272
Series C, 4.00%, 12/1/2040	2,625,000	2,329,710
Series C, 4.00%, 12/1/2042	2,000,000	1,734,302
AMT, 5.00%, 8/1/2026	1,755,000	1,743,451
AMT, 5.00%, 8/1/2031	3,930,000	3,840,219
AMT, 5.00%, 10/1/2035	4,875,000	4,891,674
AMT, 5.00%, 10/1/2040	12,875,000	12,334,475
Series A, AMT, 5.00%, 1/1/2027	350,000	353,359
Series A, AMT, 5.00%, 1/1/2028	275,000	278,170
Series A, AMT, 5.00%, 1/1/2029	120,000	121,050
Series A, AMT, 5.00%, 1/1/2030	365,000	368,425
Series A, AMT, 5.00%, 7/1/2030	170,000	169,542
Series A, AMT, 5.00%, 1/1/2031	2,540,000	2,559,413
Series A, AMT, 5.00%, 12/1/2035	3,210,000	3,265,247
Series A, AMT, 5.00%, 1/1/2036	1,500,000	1,489,379
Series A, AMT, 5.00%, 7/1/2041	515,000	501,226
Security Description	Principal Amount	Value
AMT, 5.25%, 8/1/2031	$1,160,000	$1,172,259
Series A, AMT, 5.25%, 1/1/2050	1,040,000	1,019,333
AMT, 5.38%, 8/1/2036	3,050,000	2,979,910
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	492,616
Series 194, 5.00%, 10/15/2033	515,000	524,541
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	347,329
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	415,836
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	109,071
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,505,076
Series A, AMT, 5.00%, 1/1/2032	100,000	72,705
Series A, AMT, 5.00%, 1/1/2033	150,000	109,051
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	551,771
Series B, 5.00%, 6/1/2045	3,000,000	2,648,629
Series B, 5.00%, 6/1/2048	2,950,000	2,557,541
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	321,000	279,639
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (c)	700,000	570,715
Westchester County Local Development Corp. Revenue, NY 3.75%, 11/1/2037	275,000	209,030
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	162,707
		146,221,964
NORTH CAROLINA — 0.5%
North Carolina Department of Transportation Revenue, NC:
Series A, AMT, 5.00%, 12/31/2037	250,000	241,197
Series A, AMT, 5.00%, 6/30/2054	575,000	521,777

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	$500,000	$352,000
Series A, 4.00%, 3/1/2051	1,500,000	977,022
5.00%, 7/1/2045	500,000	370,749
Series A, 5.00%, 7/1/2044	500,000	415,176
North Carolina Turnpike Authority Revenue, NC:
5.00%, 1/1/2049	4,935,000	4,964,003
Series A, 5.00%, 7/1/2047	1,300,000	1,271,328
Series B, 5.00%, 2/1/2024	875,000	876,326
		9,989,578
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,350,574
4.00%, 12/1/2038	2,300,000	1,918,348
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	4,797,479
University of North Dakota, Certificate Participation, ND Series A, AGM, 2.50%, 6/1/2054 (b)	500,000	270,067
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	100,000	83,434
		8,419,902
OHIO — 4.6%
Akron Bath Copley Joint Township Hospital District Revenue, OH:
4.00%, 11/15/2038	600,000	504,953
5.25%, 11/15/2046	1,000,000	957,530
American Municipal Power, Inc. Revenue, OH Series C, 5.00%, 2/15/2033	735,000	772,306
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Class 2, Zero Coupon, 6/1/2057	10,000,000	973,942
Series A-2, Class 1, 4.00%, 6/1/2048	1,250,000	1,055,848
Series A-2, Class 1, 5.00%, 6/1/2035	540,000	567,718
Series B-2, Class 2, 5.00%, 6/1/2055	37,075,000	31,936,753
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,707,855
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	285,163
City of Cleveland Revenue, OH AMT, 5.38%, 9/15/2027	1,320,000	1,321,139
Security Description	Principal Amount	Value
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (c)	$1,100,000	$841,748
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	602,616
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,801,906
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	175,526
5.25%, 2/15/2047	1,000,000	954,421
5.50%, 2/15/2052	3,000,000	2,836,684
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	921,765
5.50%, 7/1/2041	1,500,000	1,431,225
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	596,231
5.00%, 1/1/2051	750,000	634,002
County of Lucas Revenue, OH:
Series A, AGM, 4.13%, 11/15/2042 (b)	600,000	527,641
Series A, 5.25%, 11/15/2048	4,500,000	3,551,073
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,480,229
Series A, 6.25%, 4/1/2049 (c) (d)	500,000	110,000
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	933,015
5.00%, 2/15/2044	200,000	171,741
5.00%, 2/15/2048	4,390,000	3,677,508
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	1,897,296
Franklin County Convention Facilities Authority Revenue, OH:
5.00%, 12/1/2044	670,000	578,456
5.00%, 12/1/2051	2,060,000	1,731,278
Jefferson County Port Authority Revenue, OH AMT, 3.50%, 12/1/2051 (c)	4,250,000	2,763,486
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (c) (d)	550,000	159,500
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.10%, 7/1/2028 (a)	2,800,000	2,704,188

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, AMT, VRN, 2.60%, 6/1/2041 (a)	$200,000	$167,855
Series A, 3.25%, 9/1/2029	3,000,000	2,758,226
AMT, 4.25%, 1/15/2038 (c)	215,000	202,651
Series A, AMT, VRN, 4.25%, 11/1/2039 (a)	1,000,000	977,701
AMT, 4.50%, 1/15/2048 (c)	2,060,000	1,843,972
AMT, 5.00%, 7/1/2049 (c)	4,770,000	4,005,842
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	85,359
Series A, 5.00%, 12/1/2050	1,000,000	839,787
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	209,990
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	1,875,314
5.50%, 12/1/2043	400,000	331,891
		87,463,330
OKLAHOMA — 0.7%
Norman Regional Hospital Authority Revenue, OK:
3.25%, 9/1/2039	555,000	391,794
5.00%, 9/1/2045	1,000,000	916,909
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	105,000	93,620
Series A, 5.00%, 8/1/2047 (d)	935,000	935
Series B, 5.00%, 8/15/2028	400,000	383,449
Series B, 5.00%, 8/15/2033	3,000,000	2,755,038
Series B, 5.00%, 8/15/2038	350,000	311,986
Series B, 5.25%, 8/15/2043	5,000,000	4,476,880
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (d)	199,640	140
Series A, 6.88%, 11/1/2046 (d)	33,274	23
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (a)	1,000,000	997,729
Series B, AMT, 5.50%, 12/1/2035	700,000	700,668
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,501,432
		12,530,603
OREGON — 0.6%
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	734,172
Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/2056	$4,500,000	$2,754,966
Series A, 5.50%, 10/1/2049	1,000,000	1,013,721
Oregon State Business Development Commission Revenue, OR:
Series 248-A, AMT, 6.50%, 4/1/2031 (c) (d)	2,000,000	10,000
Series 248-D, AMT, 6.50%, 4/1/2031 (c) (d)	750,000	3,750
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,351,974
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	614,559
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	563,870
4.00%, 5/15/2057	1,500,000	1,016,585
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	256,631
Series A, 5.00%, 11/15/2046	640,000	479,615
Series A, 5.00%, 11/15/2051	2,200,000	1,594,924
Series A, 5.00%, 11/15/2056	500,000	353,341
		10,748,108
PENNSYLVANIA — 4.3%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	612,618
Allegheny County Industrial Development Authority Revenue, PA 4.88%, 11/1/2024	2,025,000	2,020,827
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	956,804
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2028 (c)	1,185,000	1,185,625
5.00%, 5/1/2042 (c)	4,700,000	4,386,988
Berks County Industrial Development Authority Revenue, PA:
4.00%, 11/1/2039	200,000	113,891
4.00%, 11/1/2047	785,000	444,562
5.00%, 11/1/2025	1,065,000	737,193
5.00%, 11/1/2026	500,000	339,377
5.00%, 11/1/2030	980,000	580,699
5.00%, 11/1/2034	1,260,000	722,399
5.00%, 11/1/2036	400,000	228,855
5.00%, 11/1/2050	500,000	283,992

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Berks County Municipal Authority Revenue, PA:
Series A, 4.25%, 11/1/2041	$1,075,000	$611,550
Series A, 5.00%, 2/1/2025	600,000	429,680
Series A, 5.00%, 2/1/2028	1,000,000	616,592
Series A, 5.00%, 2/1/2030	400,000	237,399
Series A, 5.00%, 2/1/2031	750,000	444,105
Series A, 5.00%, 2/1/2032	790,000	460,771
Series A, 5.00%, 11/1/2044	285,000	162,196
Series B, VRN, 5.00%, 2/1/2040 (a)	550,000	394,005
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,324,141
5.00%, 7/1/2039	2,850,000	2,514,501
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	304,329
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	442,432
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	704,000
Chester County Industrial Development Authority Revenue, PA 5.00%, 10/1/2044	1,945,000	1,668,178
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	507,741
Series A, 5.00%, 10/1/2047	545,000	549,474
City of Philadelphia, General Obligation, PA:
Series A, 5.00%, 8/1/2026	535,000	550,557
Series A, 5.00%, 7/15/2038	100,000	100,253
Series B, 5.00%, 8/1/2033	110,000	110,879
Series B, 5.00%, 2/1/2037	775,000	804,326
City of Scranton, General Obligation, PA 5.00%, 11/15/2032	380,000	358,657
County of Lehigh Revenue, PA Series A, 5.00%, 7/1/2027	155,000	159,727
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	295,000	291,983
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (c)	600,000	563,041
6.25%, 10/15/2053 (c)	1,800,000	1,469,378
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	91,559
4.00%, 8/1/2045	170,000	149,985
5.25%, 10/1/2032	115,000	109,835
Security Description	Principal Amount	Value
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (c)	$995,000	$877,740
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	508,731
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,144,511
Doylestown Hospital Authority Revenue, PA:
5.00%, 7/1/2046	110,000	95,328
5.00%, 7/1/2049	2,375,000	1,994,672
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	855,000	809,606
Hazleton Area School District, General Obligation, PA:
Series B, Zero Coupon, 3/1/2024	100,000	98,152
Series B, Zero Coupon, 3/1/2025	160,000	150,207
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	326,538
5.00%, 7/1/2031	845,000	846,116
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	302,296
Series A, 5.00%, 12/1/2047	100,000	74,967
5.13%, 7/1/2037	390,000	344,299
5.25%, 7/1/2041	180,000	156,662
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	98,395
4.00%, 11/1/2041	250,000	205,821
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (c)	170,000	162,280
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	517,373
5.00%, 12/1/2032	250,000	239,345
Series A, 5.00%, 10/1/2026	110,000	107,695
Series A, 5.00%, 9/1/2031	325,000	333,552
Series A, 5.00%, 9/1/2035	300,000	306,919
Montgomery County Industrial Development Authority Revenue, PA:
Series A, 4.10%, 4/1/2053 (a)	3,000,000	2,989,031
5.00%, 1/1/2030	1,040,000	988,996

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/15/2036	$100,000	$99,141
5.25%, 1/1/2040	205,000	177,465
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	744,030
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	591,301
Series A, 5.00%, 8/15/2048	630,000	598,982
Penn Hills School District, General Obligation, PA BAM, 3.00%, 10/1/2037	900,000	719,584
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A1, 4.00%, 4/15/2050	4,350,000	3,638,523
AMT, 5.00%, 12/31/2028	360,000	361,099
AMT, 5.00%, 12/31/2038	3,820,000	3,676,730
5.75%, 6/30/2048	6,000,000	6,256,996
Series A1, 10.00%, 12/1/2040 (c)	345,000	325,531
Series A2, AMT, 10.00%, 12/1/2040 (c)	345,000	314,317
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT1, 3.00%, 6/15/2045	615,000	437,534
5.00%, 5/1/2035	150,000	152,530
5.00%, 5/1/2037	2,000,000	1,701,413
5.00%, 5/1/2042	500,000	394,716
Series A, 5.00%, 11/1/2036	980,000	980,897
Series A, AGM, 5.00%, 5/1/2038 (b)	555,000	572,319
Series A, AGM, 5.00%, 5/1/2039 (b)	495,000	508,941
Series A, 5.00%, 9/1/2045	280,000	270,500
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	100,000	73,937
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	657,870
Series B, 4.00%, 12/1/2046	500,000	432,758
Series C, 4.00%, 12/1/2038	500,000	469,934
2nd Series, 5.00%, 12/1/2038	600,000	614,574
Series A, 5.00%, 12/1/2044	500,000	509,804
Series A-1, 5.00%, 12/1/2037	380,000	391,167
Series A2, 5.00%, 12/1/2028 (a)	500,000	519,044
Series B, 5.00%, 12/1/2036	600,000	605,185
Series B, 5.00%, 12/1/2040	855,000	862,414
Series B1, 5.25%, 6/1/2047	550,000	550,850
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,355,740
Security Description	Principal Amount	Value
5.00%, 6/15/2050	$500,000	$418,159
Series A, 5.00%, 7/1/2037	290,000	242,977
Series A, 5.00%, 9/1/2037	575,000	577,931
Series A, 5.00%, 7/1/2042	2,000,000	1,587,152
Series A, 5.38%, 6/15/2050 (c)	570,000	485,984
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	400,000	392,203
School District of Philadelphia, General Obligation, PA:
Series A, AGM, 5.00%, 9/1/2033 (b)	500,000	527,078
Series A, 5.00%, 6/1/2034	585,000	628,255
Series F, 5.00%, 9/1/2038	860,000	859,916
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	170,000	167,730
State Public School Building Authority Revenue, PA Series A, 5.00%, 6/1/2027	880,000	897,239
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	146,055
		80,920,841
PUERTO RICO — 12.1%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,363,282
Series A, Zero Coupon, 5/15/2057	120,000,000	7,548,744
Series B, Zero Coupon, 5/15/2057	13,200,000	657,451
5.50%, 5/15/2039	630,000	631,437
5.63%, 5/15/2043	3,790,000	3,808,766
Commonwealth of Puerto Rico, General Obligation, PR:
Series A, Zero Coupon, 7/1/2024	6,253,064	6,040,504
Series A1, 4.00%, 7/1/2033	3,000,000	2,689,004
Series A1, 4.00%, 7/1/2035	10,384,000	9,024,232
Series A1, 4.00%, 7/1/2037	9,287,000	7,795,824
Series A1, 4.00%, 7/1/2041	11,244,000	9,040,319
Series A1, 4.00%, 7/1/2046	5,113,000	3,942,022
Series A1, 5.38%, 7/1/2025	1,530,000	1,545,709
Series A1, 5.63%, 7/1/2027	3,500,000	3,591,573
Series A1, 5.63%, 7/1/2029	5,000,000	5,166,539
Series A1, 5.75%, 7/1/2031	10,000,000	10,443,211
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	35,723
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (c)	2,400,000	1,994,361

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2042 (c)	$7,305,000	$6,070,336
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,059,664
Series A, 5.00%, 7/1/2033 (c)	275,000	272,201
Series A, 5.00%, 7/1/2047 (c)	3,000,000	2,783,480
Series B, 5.00%, 7/1/2025 (c)	990,000	992,710
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,092,613
Series B, 5.00%, 7/1/2033 (c)	8,615,000	8,527,254
Series B, 5.00%, 7/1/2037 (c)	3,035,000	2,913,751
Series A, 6.13%, 7/1/2024 (a)	90,000	90,887
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, 5.00%, 7/1/2026	140,000	138,481
Series V, AGM, 5.25%, 7/1/2027 (b)	920,000	915,297
Series VV, 5.25%, 7/1/2025	710,000	703,034
Series VV, 5.25%, 7/1/2026	795,000	784,887
Series VV, 5.25%, 7/1/2034	770,000	759,377
Puerto Rico Highway & Transportation Authority Revenue, PR:
Series B, Zero Coupon, 7/1/2032	10,000,000	6,450,000
Series A, 5.00%, 7/1/2062	7,000,000	6,685,000
Series C, 5.00%, 7/1/2053 (a)	2,000,000	1,237,504
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	515,996
Series A, 5.00%, 7/1/2033	435,000	421,785
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2024	161,000	155,859
Series A-1, Zero Coupon, 7/1/2027	669,000	569,644
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,773,566
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,336,477
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,294,946
Series A-1, Zero Coupon, 7/1/2046	19,655,000	5,066,827
Series A2, 4.33%, 7/1/2040	21,800,000	19,525,465
Series A2, 4.54%, 7/1/2053	4,058,000	3,461,588
Series A-1, 4.55%, 7/1/2040	6,290,330	5,787,603
Series A2, 4.55%, 7/1/2040	100,000	77,117
Series A-1, 4.75%, 7/1/2053	21,420,000	18,936,599
Series A2, 4.78%, 7/1/2058	29,165,000	25,456,492
Series A-1, 5.00%, 7/1/2058	21,244,000	19,216,970
		230,392,111
Security Description	Principal Amount	Value
RHODE ISLAND — 0.3%
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	$9,210,000	$1,370,016
Series B, Zero Coupon, 6/1/2052	5,000,000	685,302
Series B, 4.50%, 6/1/2045	3,755,000	3,465,108
		5,520,426
SOUTH CAROLINA — 0.5%
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (c)	600,000	399,941
5.00%, 11/1/2037	500,000	465,355
5.00%, 1/1/2055 (c)	3,000,000	2,377,925
Series A, 5.13%, 6/15/2042 (c)	1,000,000	879,859
5.25%, 11/15/2047	1,750,000	1,523,552
Series A, 5.25%, 8/15/2033	100,000	101,444
Series A, 7.00%, 11/1/2033 (c)	270,000	277,667
South Carolina Ports Authority Revenue, SC Series A, AMT, 4.00%, 7/1/2040	245,000	208,762
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	386,057
Series A, 4.00%, 12/1/2052	2,000,000	1,625,921
Series B, 4.00%, 12/1/2056	360,000	286,617
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	157,949
		8,691,049
SOUTH DAKOTA — 0.0% (f)
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	203,466
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	102,585
5.00%, 9/1/2032	215,000	219,517
		525,568
TENNESSEE — 0.8%
Blount County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 1/1/2047 (d)	225,000	51,750
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (c)	3,350,000	2,046,494
Series A, 5.13%, 12/1/2042 (c)	400,000	340,972

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	$650,000	$568,295
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	500,000	505,978
5.00%, 4/1/2031	240,000	242,772
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037 (d)	100,000	66,812
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (c)	1,150,000	871,588
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	428,406
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (c)	430,000	419,993
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	548,854
Series A, 5.50%, 9/1/2047	400,000	314,030
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (a)	5,000,000	5,078,282
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2024	100,000	99,930
Series C, 5.00%, 2/1/2027	945,000	931,792
Series B, 5.63%, 9/1/2026	3,405,000	3,422,214
		15,938,162
TEXAS — 5.5%
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	471,740
Series A, 4.00%, 8/15/2046	860,000	623,648
VRN, 4.50%, 6/15/2056 (a) (c)	500,000	490,638
Series A, 5.00%, 8/15/2048	15,000	12,665
Series A, 6.00%, 2/15/2043 (c)	1,035,000	974,927
Series A, 6.13%, 2/15/2053 (c)	1,000,000	921,680
6.25%, 6/1/2052 (c)	3,500,000	3,408,687
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	397,700
Series B, 5.00%, 1/1/2032	1,840,000	1,747,964
Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2034	$300,000	$283,587
Central Texas Regional Mobility Authority Revenue, TX:
Series B, 4.00%, 1/1/2041	200,000	177,641
Series G, 4.00%, 1/1/2045	1,150,000	976,817
Series G, 4.00%, 1/1/2050	2,000,000	1,647,929
Central Texas Turnpike System Revenue, TX:
Series C, 5.00%, 8/15/2034	500,000	495,788
Series C, 5.00%, 8/15/2037	500,000	490,679
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	958,431
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	646,090
City of Houston Airport System Revenue, TX:
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,457,431
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,346,677
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,786,352
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,485,971
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,474,748
Series D, 5.00%, 7/1/2029	115,000	121,129
Series D, 5.00%, 7/1/2035	500,000	520,375
Series A, AMT, 6.50%, 7/15/2030	300,000	300,024
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (c)	1,000,000	794,657
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (c)	750,000	699,305
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	115,000	105,006
Series A, 4.35%, 12/1/2042	290,000	240,151
Series D, 5.25%, 8/15/2027	530,000	526,571
Series D, 5.25%, 8/15/2028	1,000,000	991,857
Series A, 6.00%, 6/15/2043 (c)	2,000,000	1,915,219
Series D, 6.13%, 8/15/2048	3,010,000	2,913,627
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (c)	500,000	488,566
Decatur Hospital Authority Revenue, TX Series A, 5.25%, 9/1/2029	335,000	326,309
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	179,209

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/15/2038	$885,000	$755,970
5.00%, 8/15/2037	200,000	195,499
5.00%, 8/15/2039	690,000	633,926
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	650,000	644,394
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	890,000	925,715
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	93,605
Harris County-Houston Sports Authority Revenue, TX:
Series H, Zero Coupon, 11/15/2024	2,000,000	1,894,790
Series H, Zero Coupon, 11/15/2036	105,000	48,772
Series H, Zero Coupon, 11/15/2040	4,165,000	1,460,924
Series A, AGM, 3.13%, 11/15/2056 (b)	510,000	335,536
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2028	2,000,000	1,988,422
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	595,000	625,834
5.00%, 5/15/2032	750,000	788,172
5.00%, 5/15/2037	550,000	569,009
5.00%, 5/15/2038	735,000	755,084
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	2,845,347
Series A, AMBAC, 4.40%, 5/1/2030 (b)	495,000	481,324
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (d)	541,434	5,414
Mission Economic Development Corp. Revenue, TX Series A, AMT, 4.63%, 10/1/2031 (c)	3,000,000	2,871,296
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, 2.00%, 11/15/2061 (a)	1,250,781	478,432
5.00%, 11/15/2031	850,000	874,273
5.00%, 1/1/2047	500,000	416,393
Series A, 5.00%, 7/1/2047	1,000,000	907,500
Series A1, 5.25%, 1/1/2042	2,500,000	1,817,225
Series A, 5.38%, 11/15/2036	500,000	422,959
Security Description	Principal Amount	Value
5.50%, 1/1/2049	$1,000,000	$762,870
Series A, 5.50%, 7/1/2045	250,000	192,571
Series A, 5.50%, 7/1/2054	100,000	72,857
Series A1, 5.50%, 1/1/2057	4,375,000	2,972,474
Series A-1, 7.50%, 11/15/2037	45,000	33,445
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,167,809
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	822,512
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (c)	1,000,000	852,626
North Texas Tollway Authority Revenue, TX:
Series D, AGC, Zero Coupon, 1/1/2029	315,000	253,606
Series D, AGC, Zero Coupon, 1/1/2036	510,000	290,327
Series D, AGC, Zero Coupon, 1/1/2038	590,000	291,063
Series A, 3.00%, 1/1/2037	500,000	405,781
4.00%, 1/1/2037	500,000	473,611
Series B, 4.00%, 1/1/2040	450,000	411,811
Series B, 4.00%, 1/1/2041	500,000	451,900
Series I, AGC, 6.20%, 1/1/2042 (a)	180,000	184,772
Port Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (c)	1,500,000	822,073
Series A, AMT, 4.00%, 1/1/2050 (c)	3,275,000	2,198,045
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	281,796
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,057
Red River Health Facilities Development Corp. Revenue, TX:
Series A, 7.50%, 11/15/2034	1,000,000	1,036,993
Series A, 8.00%, 11/15/2049	385,000	401,107
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	206,771
5.50%, 8/1/2027	150,000	152,412
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	405,000	379,402
Series B, 4.00%, 11/15/2025 (d)	197,923	20

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.50%, 11/15/2036 (d)	$160,023	$16
Series A, 5.00%, 11/15/2037	445,000	415,199
Series A-1, 5.00%, 10/1/2044	200,000	179,963
Series B, 5.00%, 11/15/2046	200,000	177,004
5.25%, 11/15/2047 (d)	90,798	9
Series A, 6.38%, 2/15/2041 (d)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,391,616
Series A, 6.75%, 11/15/2052	300,000	295,462
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	155,000	158,243
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	3,984,748
5.00%, 12/15/2030	2,000,000	1,978,740
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	3,880,000	3,521,707
AMT, 5.00%, 12/31/2040	780,000	756,065
AMT, 5.00%, 12/31/2055	490,000	455,490
AMT, 5.00%, 6/30/2058	4,615,000	4,395,835
Series A, 5.00%, 12/31/2035	1,590,000	1,636,708
5.50%, 12/31/2058	2,710,000	2,759,368
Series A, AMT, 6.75%, 6/30/2043	2,520,000	2,524,034
Series A, AMT, 7.00%, 12/31/2038	225,000	225,427
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	395,000	377,469
6.25%, 9/1/2040	370,000	349,983
6.38%, 9/1/2045	505,000	474,758
Woodloch Health Facilities Development Corp. Revenue, TX Series A, 6.75%, 12/1/2051 (c) (d)	1,463,789	29,276
		104,697,941
U. S. VIRGIN ISLANDS — 0.8%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,557,156
Series A, 5.00%, 10/1/2039	11,050,000	10,633,185
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (c)	2,000,000	1,633,679
Security Description	Principal Amount	Value
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	$1,435,000	$1,290,219
		15,114,239
UTAH — 0.8%
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	3,360,000	2,747,492
Series A, AMT, 5.00%, 7/1/2028	150,000	153,128
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (c)	315,000	300,351
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	682,641
Series A2, 4.00%, 6/1/2041	1,600,000	1,187,457
Series A2, 4.00%, 6/1/2052	2,500,000	1,694,434
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (c)	3,000,000	2,405,889
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (c)	3,940,000	2,534,725
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,598,722
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (c)	2,535,000	2,404,410
		15,709,249
VERMONT — 0.0% (f)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	857,788
VIRGINIA — 1.6%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	55,000	53,562
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	527,342
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (c)	335,000	323,848
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2051	1,000,000	1,004,366

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of Chesapeake Chesapeake Expressway Toll Road Revenue, VA Series A, 5.00%, 7/15/2047	$50,000	$48,299
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	274,222
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	287,151
Farms New Kent Community Development Authority, Special Assessment, VA Series B, Zero Coupon, 3/1/2036 (c)	2,050,000	828,955
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	823,974
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	9,538
Louisa Industrial Development Authority Revenue, VA Series A, 3.65%, 11/1/2035 (a)	1,000,000	968,152
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (c)	915,000	862,489
Norfolk Redevelopment & Housing Authority Revenue, VA:
Series B, 4.00%, 1/1/2025	3,400,000	3,308,314
5.38%, 1/1/2035	250,000	227,223
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (c)	1,950,000	1,820,000
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	731,599
Series B1, 5.00%, 6/1/2047	5,040,000	4,453,263
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (c)	875,000	859,233
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	2,365,000	2,231,181
4.00%, 1/1/2040	1,000,000	891,411
4.00%, 12/1/2041	2,000,000	1,662,086
4.00%, 1/1/2048	2,000,000	1,660,963
5.00%, 6/30/2042	1,000,000	989,905
AMT, 5.00%, 12/31/2052	335,000	317,263
Security Description	Principal Amount	Value
AMT, 5.00%, 12/31/2056	$2,975,000	$2,796,227
Series C, 5.00%, 6/1/2047	1,000,000	875,544
Series A, 5.50%, 7/1/2049 (c)	1,660,000	1,412,855
		30,248,965
WASHINGTON — 1.4%
Klickitat County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 12/1/2032	400,000	403,729
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	204,885
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,000,173
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	550,000	524,525
Series C, AMT, 5.00%, 5/1/2031	130,000	132,666
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	190,000	173,251
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (c) (d)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (c) (d)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (c)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	560,836
Series A, 4.00%, 7/1/2042	200,000	162,664
Series D, 5.00%, 10/1/2041	1,000,000	966,268
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2034	1,000,000	847,404
Series B, 3.00%, 7/1/2058	4,810,000	2,856,317
4.00%, 7/1/2058	605,000	476,956
Series B, 4.00%, 7/1/2032	1,695,000	1,624,683
Series B, 4.00%, 7/1/2034	320,000	303,657
Series B, 4.00%, 7/1/2048	1,010,000	824,946
Series B, 4.00%, 7/1/2058	1,080,000	844,386
5.00%, 7/1/2058	170,000	161,758
Washington State Housing Finance Commission Revenue, WA:
Series A, 4.00%, 1/1/2057 (c)	1,000,000	633,653
5.00%, 7/1/2046 (c)	1,520,000	1,158,033
5.00%, 1/1/2048 (c)	3,815,000	2,869,241

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2051 (c)	$1,250,000	$918,054
Series A, 5.00%, 1/1/2031 (c)	100,000	90,411
Series A, 5.00%, 1/1/2044 (c)	605,000	461,582
Series A, 5.00%, 1/1/2046 (c)	1,000,000	752,308
Series A, 5.00%, 1/1/2051 (c)	3,820,000	2,752,025
Series A, 5.00%, 7/1/2051 (c)	1,000,000	721,487
Series A, 5.00%, 1/1/2055 (c)	2,200,000	1,557,905
Series A, 5.00%, 1/1/2056 (c)	1,285,000	901,056
Series A, 7.00%, 7/1/2050 (c)	500,000	522,998
		27,407,959
WEST VIRGINIA — 0.2%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (c)	515,000	512,238
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	620,976
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	326,475
Monongalia County Commission Excise Tax District Revenue, WV Series A, 5.50%, 6/1/2037 (c)	225,000	227,030
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	682,073
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	124,646
West Virginia Economic Development Authority Revenue, WV Series A, AMT, VRN, 5.00%, 7/1/2045 (a)	2,250,000	2,240,187
		4,733,625
WISCONSIN — 3.0%
Public Finance Authority Revenue, WI:
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	191,064
Series B, Zero Coupon, 1/1/2067 (c)	920,000	5,261
Series B, VRN, 3.75%, 7/1/2051 (a) (c) (d)	2,075,993	1,122,021
AMT, 4.00%, 8/1/2035	940,000	790,115
AMT, 4.00%, 7/1/2041	2,595,000	1,849,794
4.00%, 4/1/2042 (c)	1,000,000	786,876
Series A, 4.00%, 6/1/2035	500,000	451,211
Series A, 4.00%, 12/1/2051	1,000,000	704,032
Series A, 4.00%, 6/1/2056 (c)	1,000,000	624,592
AMT, 4.25%, 7/1/2054	3,000,000	1,934,750
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,893,330
Series A, 4.50%, 6/1/2056 (c)	2,750,000	1,846,743
5.00%, 4/1/2034	1,475,000	1,434,003
Security Description	Principal Amount	Value
5.00%, 4/1/2035	$1,550,000	$1,495,810
5.00%, 3/1/2037 (c)	625,000	544,738
5.00%, 9/1/2039 (c)	770,000	623,570
Series A, 5.00%, 11/15/2024 (c)	220,000	221,197
Series A, 5.00%, 9/1/2030 (c)	400,000	369,723
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,317,055
Series A, 5.00%, 6/15/2037 (c)	425,000	377,259
Series A, 5.00%, 1/1/2042 (c)	100,000	86,890
Series A, 5.00%, 6/15/2046 (c)	1,000,000	723,244
Series A, 5.00%, 6/15/2049 (c)	310,000	243,874
Series A, 5.00%, 12/1/2055 (c)	2,000,000	1,509,185
Series A, 5.00%, 1/1/2056 (c)	265,000	212,192
Series A, 5.00%, 2/1/2062	2,000,000	1,717,843
Series A, 5.13%, 6/1/2048 (c)	350,000	291,593
5.25%, 3/1/2035 (c)	750,000	748,395
Series A, 5.25%, 3/1/2045 (c)	1,000,000	830,153
Series A, 5.25%, 5/15/2052 (c)	1,300,000	1,104,816
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,422,495
Series A, 5.35%, 12/1/2045	1,000,000	906,319
Series A, 5.38%, 7/15/2047 (c)	500,000	452,438
Series B, 5.63%, 2/1/2046 (c)	1,665,000	1,512,844
5.75%, 7/1/2063 (c)	2,000,000	1,892,720
5.88%, 4/1/2045	530,000	528,395
5.88%, 6/15/2047 (c)	800,000	679,416
Series A, 6.00%, 7/15/2042	250,000	250,056
Series B, 6.00%, 2/1/2062 (c)	2,000,000	1,839,141
Series A, 6.25%, 10/1/2031 (c) (d)	200,000	120,000
Series A, 6.25%, 1/1/2038 (c)	500,000	307,500
Series A, 6.38%, 1/1/2048 (c)	925,000	568,875
Series A, 6.50%, 9/1/2048 (c)	480,000	288,000
6.75%, 12/1/2042 (c)	2,000,000	1,781,385
Series A, 6.75%, 8/1/2031 (c)	980,000	686,000
7.00%, 12/1/2050 (c)	3,000,000	2,669,299
Series A, 7.00%, 1/1/2050 (c)	3,000,000	3,097,680
Wisconsin Health & Educational Facilities Authority Revenue, WI:
Series B-1, 2.83%, 11/1/2028	130,000	113,142
3.13%, 12/15/2049	850,000	576,782
3.50%, 7/1/2040	100,000	77,056
4.00%, 1/1/2047	600,000	407,748
4.00%, 1/1/2057	1,000,000	629,095
4.00%, 7/1/2046	335,000	271,416
Series A, 4.00%, 7/1/2048	425,000	307,447
Series A, 4.13%, 7/1/2053	595,000	422,612
Series B, 4.25%, 7/1/2033	1,250,000	1,004,641
5.00%, 11/15/2025	795,000	799,734

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/15/2026	$565,000	$568,492
5.00%, 8/1/2032	50,000	42,317
5.00%, 8/1/2037	150,000	116,424
5.00%, 8/1/2039	1,100,000	826,714
Series A, 5.00%, 7/1/2038	500,000	465,363
Series A, 5.00%, 11/1/2039	1,000,000	815,422
Series A, 5.00%, 2/15/2042	150,000	140,506
Series A, 5.00%, 11/1/2046	1,250,000	940,370
Series B, 5.00%, 7/1/2048	790,000	556,940
Series B, 5.00%, 7/1/2053	1,000,000	680,309
Series A, 5.25%, 8/1/2048	100,000	74,453
5.50%, 5/1/2034	350,000	317,462
		56,208,337
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,140,360,364)		1,882,327,094
	Shares
COMMON STOCKS — 0.0% (f)
ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Talen Energy Corp. (g) (cost $273,873)	1,123	59,406
TOTAL COMMON STOCKS (Cost $273,873)		59,406
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (h) (i)	4,489,793	4,489,793
TOTAL INVESTMENTS — 99.2% (Cost $2,145,124,030)		1,886,876,293
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		15,068,226
NET ASSETS — 100.0%		$1,901,944,519
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.0%
0.2%
Ambac Financial Group	0.1%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.9% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2023.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$1,882,327,094	$0(a)	$1,882,327,094
Common Stocks	59,406	—	—	59,406
Short-Term Investments	4,489,793	—	—	4,489,793
TOTAL INVESTMENTS	$4,549,199	$1,882,327,094	$0	$1,886,876,293
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,761,758	$18,761,758	$83,684,463	$97,956,428	$—	$—	4,489,793	$4,489,793	$211,569
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2025	$670,000	$687,064
Series A, 5.00%, 11/1/2026	4,980,000	5,180,767
Series A, 5.00%, 11/1/2028	1,265,000	1,354,054
University of Alabama Revenue, AL Series A, 5.00%, 7/1/2024	725,000	730,618
		7,952,503
ALASKA — 0.0% (a)
Alaska Municipal Bond Bank Authority Revenue, AK 5.00%, 12/1/2027	1,945,000	2,028,542
ARIZONA — 1.1%
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,611,894
Gilbert Water Resource Municipal Property Corp. Revenue, AZ:
5.00%, 7/15/2026	4,750,000	4,920,981
5.00%, 7/15/2027	4,500,000	4,727,879
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2026	3,200,000	3,300,602
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,937,399
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation, AZ Series D, 5.00%, 7/1/2024	700,000	705,938
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2025	2,000,000	2,029,543
Series A, 5.00%, 1/1/2026	8,350,000	8,580,290
State of Arizona Lottery Revenue, AZ 5.00%, 7/1/2026	5,000,000	5,158,508
State of Arizona, Certificate Participation, AZ:
Series A, 5.00%, 10/1/2023	760,000	760,000
Series A, 5.00%, 10/1/2027	3,000,000	3,146,930
		43,879,964
Security Description	Principal Amount	Value
CALIFORNIA — 21.0%
Bay Area Toll Authority Revenue, CA:
Series A, Class A, 2.63%, 4/1/2045 (b)	$425,000	$407,185
Series B, Class B, 2.85%, 4/1/2047 (b)	480,000	468,809
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, Class B2, 3.00%, 10/1/2047 (b)	5,600,000	5,442,797
5.00%, 10/1/2025	6,100,000	6,283,977
5.00%, 10/1/2028	4,000,000	4,346,394
Series 2016, 5.00%, 10/1/2023	500,000	500,000
Series A, 5.00%, 6/1/2026	4,500,000	4,673,364
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2025	3,065,000	3,129,451
Series A, 5.00%, 2/1/2026	25,020,000	25,717,357
Series B, 5.00%, 5/1/2025	1,475,000	1,501,496
Series B, 5.00%, 5/1/2026	2,100,000	2,165,998
Series B, 5.00%, 12/1/2027	13,150,000	13,880,390
Series B, 5.00%, 12/1/2028	5,950,000	6,363,202
Series C, 5.00%, 11/1/2024	16,380,000	16,602,222
Series C, 5.00%, 11/1/2026	5,000,000	5,194,181
Series C, 5.00%, 11/1/2028	2,500,000	2,671,194
California State University Revenue, CA Series B-2, Class B2, 0.55%, 11/1/2049 (b)	4,000,000	3,505,986
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	34,030,000	34,284,977
City of Long Beach Harbor Revenue, CA Series A, 5.00%, 5/15/2025	7,700,000	7,875,939
City of Los Angeles Department of Airports Revenue, CA:
Series B, Class B, 5.00%, 5/15/2026	2,385,000	2,476,969
Series C, 5.00%, 5/15/2024	600,000	604,789
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,549,426
Series A, 5.00%, 2/1/2028	1,780,000	1,902,387
City of Los Angeles Wastewater System Revenue, CA Series B, 5.00%, 6/1/2027	2,695,000	2,848,675
City of San Francisco Public Utilities Commission Water Revenue, CA Series C, 5.00%, 11/1/2028	1,000,000	1,081,523

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
East Side Union High School District, General Obligation, CA Series C, 2.00%, 8/1/2025	$10,000,000	$9,526,975
Los Angeles Community College District, General Obligation, CA Series A-1, 5.00%, 8/1/2027	10,000,000	10,616,977
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, Class A, 5.00%, 6/1/2025	6,900,000	7,067,791
Series A, 5.00%, 7/1/2025	4,080,000	4,176,805
Series A, 5.00%, 6/1/2026	4,500,000	4,701,348
Series A, 5.00%, 7/1/2026	4,280,000	4,478,261
Series A, Class A, 5.00%, 6/1/2027	5,375,000	5,687,201
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	2,720,000	2,881,383
Series A, 5.00%, 7/1/2028	10,000,000	10,773,208
Series A, 5.00%, 7/1/2027	2,000,000	2,118,664
Series B, 5.00%, 7/1/2024	18,400,000	18,603,447
Series C, 5.00%, 7/1/2026	9,570,000	9,957,290
Series C, 5.00%, 7/1/2027	1,080,000	1,144,078
Series E, 5.00%, 7/1/2027	1,875,000	1,986,247
Series E, 5.00%, 7/1/2028	1,500,000	1,615,981
Los Angeles Department of Water & Power Water System Revenue, CA Series D, 5.00%, 7/1/2027	590,000	625,433
Los Angeles Unified School District, General Obligation, CA:
Series A, Class A, 5.00%, 7/1/2024	14,615,000	14,779,828
Series A, Class B, 5.00%, 7/1/2025	5,465,000	5,616,139
Series A, Class A, 5.00%, 7/1/2026	13,000,000	13,522,311
Series C, Class C, 5.00%, 7/1/2027	3,075,000	3,255,221
Series QRR, 5.00%, 7/1/2027	4,000,000	4,234,433
Series RYRR, 5.00%, 7/1/2024	9,840,000	9,950,976
Series RYRR, 5.00%, 7/1/2025	6,480,000	6,659,210
Series RYRR, 5.00%, 7/1/2026	2,820,000	2,933,301
Los Rios Community College District, General Obligation, CA Series E, 3.00%, 8/1/2024	1,000,000	988,403
Security Description	Principal Amount	Value
Marin Community College District, General Obligation, CA Series B, 4.00%, 8/1/2040	$500,000	$510,850
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	3,906,149
Series B, 3.00%, 7/1/2027	6,735,000	6,539,766
Series B, 4.00%, 10/1/2025	1,465,000	1,474,983
Series A, 5.00%, 10/1/2027	1,250,000	1,331,299
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series C, 5.00%, 11/1/2025	1,955,000	2,011,896
Series C, 5.00%, 11/1/2026	9,470,000	9,902,381
Orange County Transportation Authority Revenue, CA 5.00%, 10/15/2024	62,230,000	63,125,571
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	8,978,538
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028 (c)	4,125,000	4,417,071
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2026	2,250,000	2,336,995
San Diego Unified School District, General Obligation, CA 5.00%, 7/1/2028	8,000,000	8,629,185
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,449,874
Series A, 5.00%, 10/1/2028	7,000,000	7,562,463
Series B, 5.00%, 10/1/2028	12,320,000	13,309,934
San Francisco Unified School District, General Obligation, CA:
4.00%, 6/15/2025	10,740,000	10,826,618
5.00%, 6/15/2027	5,000,000	5,285,287
San Juan Unified School District, General Obligation, CA:
3.00%, 8/1/2024	7,045,000	6,975,244
3.00%, 8/1/2025	2,500,000	2,452,960
San Mateo Foster City Public Financing Authority Revenue, CA Series B, 5.00%, 8/1/2025	4,905,000	5,034,352
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 6/1/2025	2,220,000	2,276,154

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	$1,250,000	$1,322,966
Southern California Public Power Authority Revenue, CA Series 1, 5.00%, 7/1/2026	750,000	779,734
State of California Department of Water Resources Revenue, CA:
Series BA, 5.00%, 12/1/2023	750,000	751,525
Series BD, 5.00%, 12/1/2025	800,000	825,667
Series BD, 5.00%, 12/1/2026	670,000	702,805
State of California, General Obligation, CA:
3.00%, 3/1/2026	8,000,000	7,852,913
4.00%, 10/1/2024	38,030,000	38,193,776
4.00%, 10/1/2025	8,750,000	8,836,490
4.00%, 3/1/2027	8,995,000	9,111,542
4.00%, 3/1/2028	8,000,000	8,153,150
5.00%, 11/1/2023	500,000	500,474
5.00%, 8/1/2024	10,000,000	10,114,263
5.00%, 9/1/2024	10,000,000	10,127,170
5.00%, 10/1/2024	5,500,000	5,576,958
5.00%, 12/1/2024	1,100,000	1,118,021
5.00%, 10/1/2025	1,600,000	1,646,386
5.00%, 11/1/2025	29,165,000	29,966,606
5.00%, 12/1/2025	13,000,000	13,373,327
5.00%, 9/1/2026	6,150,000	6,393,894
5.00%, 11/1/2026	3,050,000	3,179,286
5.00%, 12/1/2026	17,500,000	18,265,961
5.00%, 10/1/2027	41,590,000	43,959,457
5.00%, 11/1/2027	3,500,000	3,703,831
5.00%, 12/1/2027	3,000,000	3,178,543
5.00%, 9/1/2028	17,500,000	18,749,052
5.00%, 10/1/2028	7,660,000	8,180,765
Series A, Class A, 5.00%, 11/1/2026	2,910,000	3,033,351
Series A, Class A, 5.00%, 11/1/2027	5,645,000	5,973,750
Series B, 5.00%, 10/1/2026	37,220,000	38,747,084
University of California Revenue, CA:
Series BE, 5.00%, 5/15/2027	1,090,000	1,154,683
Series BH, 5.00%, 5/15/2027	1,465,000	1,551,937
Series BN, 5.00%, 5/15/2028	23,980,000	25,865,902
		818,608,438
COLORADO — 2.0%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO 5.00%, 12/1/2027	1,505,000	1,590,383
City & County of Denver, Certificate Participation, CO:
5.00%, 12/1/2025	8,375,000	8,596,191
5.00%, 12/1/2026	4,700,000	4,889,999
Security Description	Principal Amount	Value
5.00%, 12/1/2027	$5,250,000	$5,537,442
5.00%, 12/1/2028	3,000,000	3,199,582
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	5,000,000	5,190,194
City of Colorado Springs Utilities System Revenue, CO:
Series A, 5.00%, 11/15/2025	1,050,000	1,077,094
Series A-1, 5.00%, 11/15/2026	2,550,000	2,651,343
Series B, 5.00%, 11/15/2027	2,500,000	2,635,308
Series B, 5.00%, 11/15/2028	2,000,000	2,136,888
Series C, 5.00%, 11/15/2027	1,000,000	1,054,123
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2027	5,010,000	5,303,155
Pueblo City Schools, General Obligation, CO:
5.00%, 12/15/2024	3,900,000	3,955,908
5.00%, 12/15/2025	4,225,000	4,341,594
5.00%, 12/15/2026	4,650,000	4,849,427
Regional Transportation District Sales Tax Revenue, CO 5.00%, 11/1/2027	4,500,000	4,756,804
State of Colorado, Certificate Participation, CO:
Series A, 5.00%, 12/15/2024	750,000	758,903
Series A, 5.00%, 12/15/2025	3,250,000	3,332,075
Series A, Class A, 5.00%, 12/15/2027	1,750,000	1,843,305
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,044,683
Series A, 4.00%, 6/1/2028	3,500,000	3,577,135
Weld County School District No. 6 Greeley, General Obligation, CO 5.00%, 12/1/2027	3,070,000	3,250,267
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2028	1,325,000	1,419,601
		78,991,404
CONNECTICUT — 5.1%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,081,701
5.00%, 4/1/2028	2,850,000	3,007,885
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A-4, 1.10%, 7/1/2049 (b)	10,000,000	9,561,319
Series U-1, 1.10%, 7/1/2033 (b)	2,815,000	2,691,511
Series A, 2.80%, 7/1/2048 (b)	23,560,000	22,703,446

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series S, 5.00%, 7/1/2027	$6,000,000	$6,325,681
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2025	1,345,000	1,367,161
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 1/1/2024	655,000	656,486
Series A, 5.00%, 5/1/2025	2,860,000	2,910,058
Series A, Class A, 5.00%, 7/1/2027	2,500,000	2,620,461
Series B, Class B, 5.00%, 10/1/2025	1,075,000	1,101,368
Series B, Class B, 5.00%, 7/1/2027	3,500,000	3,668,646
Series B, Class B, 5.00%, 10/1/2028	1,300,000	1,387,153
Series C, 5.00%, 1/1/2026	500,000	513,790
Series D, Class D, 5.00%, 11/1/2026	2,525,000	2,626,047
Series D, Class D, 5.00%, 11/1/2027	2,045,000	2,154,544
State of Connecticut, General Obligation, CT:
Series 2021-A, Class A, 3.00%, 1/15/2026	5,000,000	4,846,023
Series 2021-A, Class A, 4.00%, 1/15/2026	6,650,000	6,679,823
Series A, 4.00%, 1/15/2027	7,595,000	7,669,693
Series B, 4.00%, 6/1/2026	7,445,000	7,491,414
Series C, 4.00%, 6/1/2026	1,075,000	1,081,702
Series C, 4.00%, 6/1/2028	3,840,000	3,909,717
Series A, Class A, 5.00%, 4/15/2026	12,895,000	13,304,969
Series A, Class A, 5.00%, 1/15/2027	1,000,000	1,040,802
Series B, 5.00%, 2/15/2026	12,000,000	12,352,216
Series B, 5.00%, 2/15/2027	2,000,000	2,084,273
Series B, 5.00%, 8/1/2028	1,500,000	1,596,789
Series D, 5.00%, 7/15/2025	3,500,000	3,569,833
Series D, 5.00%, 7/15/2026	11,945,000	12,368,563
Series D, 5.00%, 9/15/2026	2,500,000	2,595,075
Series D, 5.00%, 7/15/2027	2,000,000	2,097,666
Series D, 5.00%, 9/15/2027	3,680,000	3,870,061
Series E, 5.00%, 11/15/2025	7,000,000	7,183,499
Series E, 5.00%, 11/15/2026	5,510,000	5,733,930
Series E, 5.00%, 11/15/2027	3,925,000	4,137,434
Series F, 5.00%, 9/15/2025	6,065,000	6,198,616
Series F, 5.00%, 9/15/2026	1,550,000	1,608,946
Series G, 5.00%, 11/15/2024	10,000,000	10,126,469
Town of Greenwich, General Obligation, CT:
5.00%, 1/15/2025	2,000,000	2,032,789
5.00%, 1/15/2027	5,130,000	5,386,318
Security Description	Principal Amount	Value
University of Connecticut Revenue, CT Series A, 5.00%, 2/15/2026	$2,670,000	$2,752,037
		197,095,914
DELAWARE — 0.5%
County of New Castle, General Obligation, DE 5.00%, 10/1/2023	250,000	250,000
State of Delaware, General Obligation, DE:
5.00%, 3/1/2024	880,000	884,069
5.00%, 2/1/2026	7,425,000	7,650,349
5.00%, 2/1/2028	1,500,000	1,593,795
Series A, 5.00%, 10/1/2024	3,500,000	3,542,729
Series A, Class A, 5.00%, 1/1/2025	3,265,000	3,315,219
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	568,688
		17,804,849
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC:
Series A, 5.00%, 3/1/2024	780,000	783,606
Series A, 5.00%, 3/1/2026	9,340,000	9,626,628
Series C, 5.00%, 10/1/2026	5,000,000	5,195,051
Series C, 5.00%, 12/1/2026	3,845,000	4,003,937
Series C, 5.00%, 12/1/2027	7,250,000	7,669,948
District of Columbia Water & Sewer Authority Revenue, DC Series C, VRN, 1.75%, 10/1/2054 (b)	8,250,000	8,006,315
District of Columbia, General Obligation, DC:
Series D, 4.00%, 2/1/2026	2,200,000	2,213,216
Series D, 4.00%, 2/1/2027	1,350,000	1,367,479
Series A, 5.00%, 1/1/2028	2,300,000	2,436,128
Series B, 5.00%, 6/1/2028	6,000,000	6,393,592
Series A, 5.00%, 10/15/2026	5,000,000	5,196,660
Series D, 5.00%, 6/1/2024	505,000	508,915
Series E, 5.00%, 2/1/2025	525,000	533,650
Series E, 5.00%, 2/1/2028	2,235,000	2,370,138
Metropolitan Washington Airports Authority Aviation Revenue, DC Series B, 5.00%, 10/1/2024	2,000,000	2,023,050
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2024	2,000,000	2,016,876
Series A, 5.00%, 7/15/2025	2,635,000	2,688,943
Series A, 5.00%, 7/15/2027	4,500,000	4,711,636
Series A, 5.00%, 7/15/2028	1,500,000	1,590,374
		69,336,142

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 2.3%
Alachua County School Board, Certificate Participation, FL AGM, 5.00%, 7/1/2026 (d)	$325,000	$333,681
Central Florida Expressway Authority Revenue, FL AGM, 5.00%, 7/1/2026 (d)	500,000	515,719
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,000,000	1,064,684
Series A, 5.00%, 10/1/2024	5,750,000	5,815,709
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,572,494
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2024	500,000	502,364
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2027	1,030,000	1,078,894
Lee County School Board, Certificate Participation, FL Series A, Class A, 5.00%, 8/1/2026	620,000	639,034
Okaloosa County School Board, Certificate Participation, FL Series A, 5.00%, 10/1/2026	1,750,000	1,813,236
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2023	500,000	500,000
Series A, 5.00%, 10/1/2026	1,525,000	1,583,173
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,887,908
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2027	1,800,000	1,893,823
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2024	9,775,000	9,850,789
Series A, Class A, 5.00%, 6/1/2025	10,861,000	11,072,246
Series A, 5.00%, 7/1/2027	10,135,000	10,674,196
Series A, 5.00%, 6/1/2028	19,365,000	20,652,501
Series B, 5.00%, 6/1/2027	12,170,000	12,791,053
Series C, 5.00%, 6/1/2024	2,940,000	2,962,795
Volusia County School Board, Certificate Participation, FL Series B, COPs, 5.00%, 8/1/2024	4,500,000	4,530,894
		91,735,193
Security Description	Principal Amount	Value
GEORGIA — 2.5%
Athens-Clarke County Unified Government, General Obligation, GA 5.00%, 12/1/2026	$7,395,000	$7,705,174
City of Atlanta Airport Passenger Facility Charge Revenue, GA Series F, Class F, 5.00%, 7/1/2024	4,320,000	4,355,061
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2026	5,735,000	5,930,432
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,111,237
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	2,944,605
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	15,195,000	15,991,133
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	3,140,000	3,249,493
5.00%, 7/1/2027	1,035,000	1,087,093
Gwinnett County School District, General Obligation, GA Series B, Class B, 5.00%, 8/1/2026	885,000	918,664
Henry County School District, General Obligation, GA 4.00%, 8/1/2026	2,500,000	2,521,739
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	2,500,000	2,668,342
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2025	8,000,000	8,182,652
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	18,000,000	18,318,188
Series A, Class A, 5.00%, 7/1/2026	1,000,000	1,036,724
Series A, 5.00%, 8/1/2026	2,500,000	2,595,097
Series A, 5.00%, 7/1/2027 (c)	5,000,000	5,267,804
Series A-1, 5.00%, 7/1/2026	12,500,000	12,959,051
		96,842,489
HAWAII — 1.1%
City & County of Honolulu, General Obligation, HI:
Series A, Class A, 5.00%, 11/1/2026	3,950,000	4,110,412
Series A, Class A, 5.00%, 11/1/2027	5,360,000	5,657,533
Series B, Class B, 5.00%, 3/1/2025	13,780,000	14,003,417

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series D, Class D, 5.00%, 8/1/2025	$4,825,000	$4,928,174
Series E, Class E, 5.00%, 3/1/2026	650,000	669,796
Series E, Class E, 5.00%, 3/1/2027	2,500,000	2,611,147
Series E, Class E, 5.00%, 3/1/2028	10,125,000	10,716,318
		42,696,797
IDAHO — 0.1%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,839,836
Series A, 5.00%, 8/15/2028	1,650,000	1,755,161
		3,594,997
ILLINOIS — 1.4%
Illinois Finance Authority Revenue, IL:
5.00%, 1/1/2025	2,895,000	2,937,410
5.00%, 7/1/2025	4,995,000	5,099,070
5.00%, 1/1/2026	4,685,000	4,809,123
5.00%, 7/1/2026	2,045,000	2,113,607
5.00%, 7/1/2027	4,400,000	4,616,732
Series A, 5.00%, 10/1/2025	5,500,000	5,614,728
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2027	5,565,000	5,785,200
Series A, 5.00%, 1/1/2028	2,915,000	3,064,019
Series B, 5.00%, 1/1/2026	2,040,000	2,087,861
Series B, 5.00%, 1/1/2028	1,830,000	1,923,552
Series C, 5.00%, 1/1/2026	1,985,000	2,031,570
Series C, 5.00%, 1/1/2028	3,245,000	3,410,889
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2024	3,075,000	3,108,506
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2027	5,000,000	5,143,855
Series A, 5.00%, 1/1/2028	3,250,000	3,360,590
		55,106,712
INDIANA — 0.6%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2026	2,690,000	2,785,659
Indiana Finance Authority Revenue, IN:
Series 1, 5.00%, 10/1/2024	500,000	505,129
Series 1, 5.00%, 10/1/2025	1,680,000	1,718,933
Series A, 5.00%, 6/1/2024	545,000	549,083
Series A, 5.00%, 2/1/2026	1,000,000	1,026,973
Series A, 5.00%, 2/1/2027	7,010,000	7,309,848
Series E, 5.00%, 2/1/2025	6,785,000	6,896,794
Security Description	Principal Amount	Value
Series E, 5.00%, 2/1/2027	$1,925,000	$2,011,020
		22,803,439
IOWA — 0.0% (a)
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2027	1,750,000	1,843,145
KANSAS — 0.3%
Johnson County Public Building Commission Revenue, KS Series A, Class A, 5.00%, 9/1/2025	9,495,000	9,685,404
Kansas Development Finance Authority Revenue, KS Series B, 5.00%, 5/1/2025	2,000,000	2,033,471
		11,718,875
KENTUCKY — 0.0% (a)
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, Class A, 5.00%, 4/1/2027	1,610,000	1,682,210
LOUISIANA — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2027	3,500,000	3,600,593
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,329,909
5.00%, 9/1/2028	3,305,000	3,497,956
State of Louisiana, General Obligation, LA:
Series A, Class A, 5.00%, 3/1/2025	7,830,000	7,946,175
Series A, Class A, 5.00%, 4/1/2027	3,725,000	3,892,070
Series A, Class A, 5.00%, 4/1/2028	8,750,000	9,298,107
		34,564,810
MAINE — 0.2%
State of Maine, General Obligation, ME:
Series B, 5.00%, 6/1/2024	700,000	704,971
Series B, 5.00%, 6/1/2025	3,000,000	3,057,865
Series B, 5.00%, 6/1/2026	2,990,000	3,089,799
		6,852,635
MARYLAND — 4.0%
County of Harford, General Obligation, MD Series B, 5.00%, 7/1/2025	8,115,000	8,296,488
County of Montgomery, General Obligation, MD:
Series B, 4.00%, 11/1/2024	815,000	817,271
Series B, 4.00%, 11/1/2025	13,335,000	13,418,360

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2028	$11,775,000	$12,599,547
Series A, 5.00%, 8/1/2026	15,500,000	16,089,601
Series A, 5.00%, 8/1/2027	13,500,000	14,238,361
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2024	7,860,000	7,933,602
Series A, 5.00%, 7/15/2025	4,350,000	4,439,807
Series A, 5.00%, 8/1/2027	7,790,000	8,216,062
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027 (c)	1,300,000	1,353,556
State of Maryland Department of Transportation Revenue, MD:
5.00%, 10/1/2025	14,000,000	14,343,393
5.00%, 10/1/2026	1,445,000	1,501,370
5.00%, 10/1/2027	1,865,000	1,968,402
Series 2022-A, 5.00%, 12/1/2027	2,190,000	2,316,853
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,914,318
Series A, 5.00%, 10/1/2026	7,415,000	7,704,260
Series B, 5.00%, 12/1/2026	15,615,000	16,265,205
State of Maryland, General Obligation, MD:
Series A, 5.00%, 8/1/2026	16,210,000	16,826,609
Series A, 5.00%, 8/1/2027	2,000,000	2,109,387
		154,352,452
MASSACHUSETTS — 3.2%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,312,703
Commonwealth of Massachusetts, General Obligation, MA:
5.00%, 3/1/2028	4,345,000	4,626,147
Series A, 5.00%, 9/1/2026	20,940,000	21,764,546
Series A, 5.00%, 5/1/2028	2,000,000	2,134,766
Series B, 5.00%, 7/1/2024	5,555,000	5,606,202
Series B, 5.00%, 11/1/2024	10,000,000	10,137,784
Series B, 5.00%, 11/1/2025	8,580,000	8,800,243
Series D, 5.00%, 11/1/2028	5,000,000	5,376,092
Series E, 5.00%, 11/1/2026	4,015,000	4,184,000
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	13,620,000	13,592,034
Series A-1, 5.00%, 7/1/2028	1,000,000	1,070,049
Series B-1, 5.00%, 7/1/2025	2,500,000	2,552,937
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,559,489
5.00%, 2/1/2026	3,530,000	3,641,121
5.00%, 8/1/2026	935,000	971,843
5.00%, 2/1/2027	1,000,000	1,047,888
5.00%, 2/1/2028	1,125,000	1,198,609
Security Description	Principal Amount	Value
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2025	$7,900,000	$8,112,042
Series A, 5.00%, 10/15/2027	1,670,000	1,775,189
Series FF, 5.00%, 10/1/2027 (c)	2,145,000	2,261,471
Series FF, 5.00%, 10/1/2028 (c)	1,000,000	1,071,772
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2049	11,300,000	11,653,714
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series A, 5.00%, 1/1/2024	500,000	501,319
Massachusetts Water Resources Authority Revenue, MA Series B, 5.00%, 8/1/2025	175,000	178,929
University of Massachusetts Building Authority Revenue, MA:
Series 2019-1, 5.00%, 5/1/2025	630,000	641,995
Series 2021-1, 5.00%, 11/1/2025	4,000,000	4,105,097
		125,877,981
MICHIGAN — 0.7%
Birmingham City School District, General Obligation, MI:
5.00%, 5/1/2027	1,675,000	1,748,344
5.00%, 5/1/2028	1,250,000	1,323,352
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2025	2,000,000	2,033,778
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 4/15/2026	1,000,000	1,028,864
Series II, 5.00%, 10/15/2027	3,500,000	3,675,912
Series II, 5.00%, 10/15/2028	2,800,000	2,979,666
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,530,656
Series A, 5.00%, 8/15/2028	3,750,000	3,975,240
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2028	3,500,000	3,744,629
Series A, 5.00%, 11/15/2024	1,000,000	1,013,523
University of Michigan Revenue, MI:
Series A, 5.00%, 4/1/2024	825,000	829,706
Series A, 5.00%, 4/1/2025	3,170,000	3,229,363
		28,113,033

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MINNESOTA — 1.7%
City of Minneapolis, General Obligation, MN 3.00%, 12/1/2025	$8,740,000	$8,514,291
County of Hennepin, General Obligation, MN Series B, Class B, 5.00%, 12/15/2025	890,000	914,751
State of Minnesota, General Obligation, MN:
Series E, 3.00%, 8/1/2026	630,000	607,625
Series A, 5.00%, 8/1/2024	600,000	606,121
Series A, 5.00%, 8/1/2025	12,845,000	13,142,504
Series A, 5.00%, 8/1/2026	520,000	539,780
Series A, 5.00%, 8/1/2027	1,845,000	1,945,232
Series B, 5.00%, 9/1/2026	13,500,000	14,031,584
Series B, 5.00%, 8/1/2027	6,000,000	6,325,958
Series D, 5.00%, 8/1/2027	18,110,000	19,093,849
University of Minnesota Revenue, MN Series B, 5.00%, 12/1/2023	500,000	500,829
		66,222,524
MISSOURI — 0.4%
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,735,000	1,833,424
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 11/1/2026	10,465,000	10,899,289
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2025	3,760,000	3,844,958
		16,577,671
NEBRASKA — 0.0% (a)
Omaha Public Power District Revenue, NE Series B, 5.00%, 2/1/2028	1,600,000	1,692,128
NEVADA — 0.6%
County of Clark Revenue, NV Series C, Class C, 5.00%, 7/1/2025	5,950,000	6,070,938
County of Clark, General Obligation, NV:
Series A, 5.00%, 11/1/2023	260,000	260,173
Series B, 5.00%, 12/1/2025	1,150,000	1,179,650
Las Vegas Valley Water District, General Obligation, NV:
Series A, 5.00%, 6/1/2024	600,000	604,417
Series B, 5.00%, 6/1/2025	1,010,000	1,030,135
Series C, 5.00%, 6/1/2026	14,340,000	14,829,680
		23,974,993
Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH BAM, 5.00%, 7/1/2027 (d)	$2,370,000	$2,484,197
NEW JERSEY — 1.1%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	7,500,000	7,178,334
Hudson County Improvement Authority Revenue, NJ:
4.00%, 10/1/2024	650,000	650,452
4.00%, 10/1/2025	535,000	536,805
New Jersey Educational Facilities Authority Revenue, NJ Series A, 5.00%, 3/1/2027	31,370,000	32,960,152
		41,325,743
NEW MEXICO — 1.1%
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2026	10,000,000	10,343,414
Series A, Class A, 5.00%, 7/1/2027	26,935,000	28,281,023
State of New Mexico, General Obligation, NM 5.00%, 3/1/2026	3,500,000	3,605,776
		42,230,213
NEW YORK — 18.0%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,638,440
Series B, 5.00%, 11/1/2028	4,000,000	4,304,742
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,551,574
Series A, 5.00%, 8/1/2026	3,350,000	3,465,566
Series A-1, 5.00%, 8/1/2025	16,825,000	17,193,738
Series A-1, 5.00%, 8/1/2026	17,000,000	17,586,454
Series A-1, 5.00%, 9/1/2027	12,160,000	12,770,800
Series B1, 5.00%, 10/1/2025	1,065,000	1,090,710
Series B1, 5.00%, 11/1/2026	18,060,000	18,750,716
Series B-1, 5.00%, 8/1/2027	12,000,000	12,586,051
Series C, 5.00%, 8/1/2025	1,210,000	1,236,519
Series C, 5.00%, 8/1/2026	6,860,000	7,096,652
Series C, 5.00%, 8/1/2027	30,305,000	31,785,023
Series C1, 5.00%, 8/1/2025	1,120,000	1,144,546
Series C1, 5.00%, 8/1/2026	3,065,000	3,170,734
Series C1, 5.00%, 8/1/2028	2,100,000	2,232,628
Series E, 5.00%, 8/1/2024	10,000,000	10,093,860
Series E, 5.00%, 8/1/2025	2,250,000	2,299,311
Series F-1, 5.00%, 8/1/2028	1,600,000	1,701,050
Series J10, 5.00%, 8/1/2026	4,040,000	4,179,369

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Westchester, General Obligation, NY:
Series A, 5.00%, 10/15/2025	$8,240,000	$8,457,911
Series A, 5.00%, 10/15/2026	8,655,000	9,028,301
Series D, 5.00%, 12/15/2024	600,000	608,954
Erie County Industrial Development Agency Revenue, NY Series A, 5.00%, 5/1/2026	1,000,000	1,036,162
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2025	1,000,000	1,021,344
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 5.00%, 6/15/2028	500,000	516,571
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,036,563
Series CC-2, 5.00%, 6/15/2025	8,905,000	9,089,927
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,014,380
Series CC-2, 5.00%, 6/15/2027	1,750,000	1,787,039
Series DD, 5.00%, 6/15/2026	35,360,000	36,652,850
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,155,885
Series FF, 5.00%, 6/15/2025	750,000	765,575
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 5.00%, 7/15/2026	1,300,000	1,346,097
Series S1A, 5.00%, 7/15/2027	1,000,000	1,050,640
Series S3A, 5.00%, 7/15/2024	570,000	574,722
Series S3A, 5.00%, 7/15/2026	1,050,000	1,087,232
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2026	5,000,000	5,195,659
Series 1, 5.00%, 11/1/2027	3,955,000	4,163,787
Series A, 5.00%, 11/1/2025	6,295,000	6,454,053
Series A, 5.00%, 11/1/2026	8,325,000	8,650,772
Series A, 5.00%, 5/1/2027	4,370,000	4,565,826
Series A, 5.00%, 11/1/2027	4,550,000	4,790,198
Series A-1, 5.00%, 11/1/2025	9,725,000	9,970,717
Series A-1, 5.00%, 11/1/2026	5,325,000	5,533,377
Series A-1, 5.00%, 11/1/2027	1,245,000	1,310,724
Series A-1, 5.00%, 11/1/2028	7,335,000	7,812,699
Series B, 5.00%, 11/1/2025	1,095,000	1,122,667
Series B-1, 5.00%, 8/1/2026	3,000,000	3,105,940
Series D1, 5.00%, 11/1/2026	3,375,000	3,507,070
Security Description	Principal Amount	Value
Series D-1, 5.00%, 11/1/2026	$2,490,000	$2,587,438
Series DS, 5.00%, 11/1/2024	10,000,000	10,122,978
Series DS, 5.00%, 11/1/2025	1,500,000	1,537,900
Series E-1, 5.00%, 11/1/2027	8,050,000	8,474,965
Series F-1, 5.00%, 2/1/2025	1,015,000	1,030,537
Series F-1, 5.00%, 11/1/2025	9,500,000	9,740,032
Series F-1, 5.00%, 11/1/2026	3,875,000	4,026,636
New York City Transitional Finance Authority Revenue, NY:
Series B, 5.00%, 5/1/2027	2,570,000	2,685,166
Series B, 5.00%, 5/1/2028	4,000,000	4,232,994
New York State Dormitory Authority Revenue, NY:
5.00%, 3/15/2028	6,000,000	6,343,792
AGM, 5.00%, 10/1/2025 (d)	1,200,000	1,229,199
AGM, 5.00%, 10/1/2028	13,840,000	14,663,769
BAM, 5.00%, 10/1/2027 (d)	3,600,000	3,769,502
Series A, 5.00%, 2/15/2024	5,000	5,019
Series A, 5.00%, 3/15/2024	7,000,000	7,034,358
Series A, 5.00%, 7/1/2024	650,000	656,087
Series A, 5.00%, 9/15/2024	10,000,000	10,116,136
Series A, 5.00%, 10/1/2024	1,575,000	1,592,691
Series A, 5.00%, 3/15/2025	2,500,000	2,543,531
Series A, 5.00%, 9/15/2025	9,000,000	9,215,296
Series A, 5.00%, 3/15/2026	3,520,000	3,627,600
Series A, 5.00%, 7/1/2026	2,635,000	2,738,064
Series A, 5.00%, 3/15/2027	12,465,000	13,031,628
Series A-1, 5.00%, 3/15/2028	7,725,000	8,174,148
Series C, 5.00%, 3/15/2025	5,920,000	6,032,055
Series D, 5.00%, 2/15/2025	1,085,000	1,103,445
Series D, 5.00%, 2/15/2027	960,000	1,002,441
Series E, 5.00%, 3/15/2027	27,950,000	29,220,137
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2024	1,985,000	2,002,777
Series A, 5.00%, 6/15/2025	2,590,000	2,648,940
Series A, 5.00%, 6/15/2026	1,000,000	1,038,392
Series A, 5.00%, 6/15/2027	3,750,000	3,958,614
Series B, 5.00%, 6/15/2026	720,000	747,642
Series B, 5.00%, 6/15/2027	6,000,000	6,333,782
Series B, 5.00%, 6/15/2028	2,455,000	2,634,054
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2026	20,175,000	20,825,172
Series A, 5.00%, 3/15/2027	17,955,000	18,818,481
New York State Urban Development Corp. Revenue, NY:
Series A, 5.00%, 3/15/2026	5,000,000	5,145,748
Series C, 5.00%, 3/15/2025	9,450,000	9,614,545
Series C, 5.00%, 3/15/2028	3,295,000	3,478,249
Series E, 5.00%, 3/15/2025	22,500,000	22,891,775
Series E, 5.00%, 3/15/2026	30,000,000	30,839,070

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	$3,750,000	$3,814,444
5.00%, 12/1/2028	6,820,000	7,286,978
Series 222, 5.00%, 7/15/2026	3,125,000	3,234,135
Sales Tax Asset Receivable Corp. Revenue, NY Series A, 4.00%, 10/15/2023	100,000	100,006
State of New York, General Obligation, NY 5.00%, 3/15/2028	3,025,000	3,227,433
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	27,725,000	28,109,612
Series A, 5.00%, 11/15/2027	14,500,000	15,284,638
Series A, 5.00%, 11/15/2028	4,750,000	5,079,700
Series B, 5.00%, 5/15/2027	10,000,000	10,475,019
Series B, 5.00%, 11/15/2028	13,335,000	14,219,016
Series E, 5.00%, 11/15/2027	2,800,000	2,950,186
Series F, 5.00%, 11/1/2026	2,425,000	2,512,740
		703,100,817
NORTH CAROLINA — 1.4%
City of Charlotte Airport Revenue, NC 5.00%, 7/1/2027	2,065,000	2,165,977
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2026	2,100,000	2,177,678
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2025	1,000,000	1,023,388
5.00%, 9/1/2026	1,250,000	1,299,221
5.00%, 9/1/2027	1,300,000	1,373,073
5.00%, 9/1/2028	1,000,000	1,071,842
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	5,840,000	6,202,968
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2027	525,000	550,687
Series A, 5.00%, 6/1/2028	1,255,000	1,335,103
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2027	10,000,000	10,569,604
County of Wake Revenue, NC 5.00%, 3/1/2026	650,000	669,947
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	5,000,000	5,336,915
State of North Carolina Revenue, NC Series B, 5.00%, 5/1/2026	4,465,000	4,613,099
State of North Carolina, General Obligation, NC:
Series A, 5.00%, 6/1/2025	10,000,000	10,209,070
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2026	$3,000,000	$3,106,299
Series A, 5.00%, 6/1/2027	2,000,000	2,104,171
Series B, 5.00%, 6/1/2025	1,215,000	1,240,402
		55,049,444
OHIO — 2.2%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2025	3,285,000	3,285,233
City of Columbus, General Obligation, OH:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,028,519
Series A, 5.00%, 4/1/2024	6,050,000	6,084,509
Series A, 5.00%, 4/1/2026	9,000,000	9,296,248
Series A, 5.00%, 4/1/2028	1,095,000	1,164,998
Series A, Class A, 5.00%, 8/15/2028	6,865,000	7,343,701
County of Cuyahoga Revenue, OH Series D, 5.00%, 12/1/2025	7,000,000	7,165,854
Ohio State University Revenue, OH:
5.00%, 12/1/2028	1,000,000	1,070,908
Series A, 5.00%, 12/1/2024	7,000,000	7,102,530
Series A, 5.00%, 12/1/2025	8,500,000	8,704,942
Series A, 5.00%, 12/1/2026	2,600,000	2,704,317
Ohio Water Development Authority Revenue, OH:
5.00%, 6/1/2024	500,000	503,713
5.00%, 12/1/2025	670,000	687,976
Series A, 5.00%, 6/1/2026	1,970,000	2,039,803
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series B, 5.00%, 12/1/2025	1,480,000	1,519,708
State of Ohio Revenue, OH:
Series 1, 5.00%, 12/15/2024	725,000	734,541
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,041,043
Series 2019-1, 5.00%, 12/15/2025	655,000	672,238
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,057,312
Series A, 5.00%, 2/1/2027	3,435,000	3,577,537
State of Ohio, General Obligation, OH:
Series A, 5.00%, 6/15/2025	2,995,000	3,059,182
Series A, 5.00%, 5/1/2026	2,125,000	2,194,955
Series A, 5.00%, 6/15/2026	2,820,000	2,917,958
Series B, 5.00%, 8/1/2025	5,000,000	5,115,798
		84,073,523

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
OKLAHOMA — 0.7%
City of Tulsa, General Obligation, OK 5.00%, 3/1/2025	$2,950,000	$2,999,861
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2025	3,900,000	3,975,964
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,158,544
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2025	800,000	818,265
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2025	2,000,000	2,027,838
Series A, 5.00%, 1/1/2026	4,250,000	4,365,367
Series D, 5.00%, 1/1/2024	505,000	506,208
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,351,274
Tulsa Public Facilities Authority Revenue, OK 5.00%, 6/1/2024	500,000	502,964
		25,706,285
OREGON — 1.3%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 12/1/2028	14,615,000	15,665,598
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2027	13,955,000	14,666,822
Salem-Keizer School District No. 24J, General Obligation, OR 5.00%, 6/15/2025	705,000	719,173
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2027	645,000	675,447
Series A, 5.00%, 5/1/2028	1,000,000	1,060,849
Series A, 5.00%, 5/1/2024	6,000,000	6,040,237
Series A, 5.00%, 5/1/2026	6,745,000	6,967,045
Series A, 5.00%, 5/1/2027	5,050,000	5,288,385
		51,083,556
PENNSYLVANIA — 1.5%
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 7/15/2025	7,000,000	7,145,730
5.00%, 10/1/2025	3,135,000	3,208,864
5.00%, 10/1/2027	10,000,000	10,542,988
Series 1, 5.00%, 1/1/2024	605,000	606,239
Series 1ST, 5.00%, 5/15/2025	9,245,000	9,418,297
Security Description	Principal Amount	Value
Series 1ST, 5.00%, 5/15/2026	$10,035,000	$10,371,111
Series 1ST, 5.00%, 5/15/2027	3,300,000	3,457,898
Series 2022-1, 5.00%, 5/1/2025	11,950,000	12,168,339
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series A, 5.00%, 12/1/2023	500,000	500,731
		57,420,197
SOUTH CAROLINA — 0.4%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,298,974
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	11,480,000	11,994,142
		16,293,116
TENNESSEE — 0.7%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN:
Series A, 5.00%, 7/1/2025	2,000,000	2,040,651
Series A, 5.00%, 7/1/2026	1,500,000	1,551,116
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series B, 4.00%, 1/1/2027	4,000,000	4,041,949
Series B, 4.00%, 1/1/2028	9,775,000	9,940,158
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	10,000,000	10,634,570
		28,208,444
TEXAS — 9.4%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,174,435
Arlington Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,015,000	2,127,196
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2024 (d)	5,910,000	5,966,434
5.00%, 8/1/2025 (d)	4,795,000	4,901,792
5.00%, 8/1/2026 (d)	1,250,000	1,293,462
5.00%, 8/1/2027	1,000,000	1,050,298
5.00%, 8/1/2028	1,000,000	1,063,156
Bexar County Hospital District, General Obligation, TX:
5.00%, 2/15/2025	2,015,000	2,042,534

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2027	$1,080,000	$1,121,689
Brazosport Independent School District, General Obligation, TX 5.00%, 2/15/2025 (d)	6,500,000	6,602,684
City of Austin Electric Utility Revenue, TX Series A, 5.00%, 11/15/2026	500,000	518,527
City of Austin, General Obligation, TX:
5.00%, 9/1/2026	9,105,000	9,430,357
5.00%, 9/1/2028	3,000,000	3,182,773
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2025	8,125,000	8,263,127
Series A, 5.00%, 2/15/2028	17,565,000	18,427,162
City of Fort Worth, General Obligation, TX:
5.00%, 3/1/2025	9,630,000	9,786,132
5.00%, 3/1/2028	5,130,000	5,427,453
City of Houston Combined Utility System Revenue, TX:
Series C, 5.00%, 11/15/2024	865,000	875,561
Series C, 5.00%, 11/15/2026	1,000,000	1,038,248
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2026	2,500,000	2,557,569
City of San Antonio Electric & Gas Systems Revenue, TX:
4.00%, 2/1/2026	1,040,000	1,041,873
5.00%, 2/1/2024	475,000	476,481
5.00%, 2/1/2027	3,650,000	3,777,144
Series A, 5.00%, 2/1/2026	1,000,000	1,023,385
Collin County Community College District, General Obligation, TX:
Series A, 5.00%, 8/15/2024	3,000,000	3,030,176
Series A, 5.00%, 8/15/2025	3,990,000	4,070,098
Series A, 5.00%, 8/15/2026	4,825,000	4,984,946
Series A, 5.00%, 8/15/2027	3,680,000	3,851,300
Series A, 5.00%, 8/15/2028	3,355,000	3,550,376
Comal Independent School District, General Obligation, TX:
5.00%, 2/1/2025 (d)	3,225,000	3,273,948
5.00%, 2/1/2026 (d)	4,000,000	4,103,400
Series B, 5.00%, 2/1/2024 (d)	640,000	642,100
Conroe Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2025 (d)	2,000,000	2,032,664
Series A, 5.00%, 2/15/2026 (d)	2,400,000	2,469,894
Series A, 5.00%, 2/15/2028 (d)	1,155,000	1,223,142
Security Description	Principal Amount	Value
County of Collin, General Obligation, TX 5.00%, 2/15/2028 (c)	$1,450,000	$1,532,538
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,405,000	2,556,071
Series A, 5.00%, 8/15/2027	2,225,000	2,335,117
Series A, 5.00%, 8/15/2028	2,100,000	2,231,912
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	10,000,000	10,237,544
Series A, 5.00%, 10/1/2026	2,390,000	2,479,108
County of Williamson, General Obligation, TX:
4.00%, 2/15/2026	4,250,000	4,282,186
5.00%, 2/15/2024	800,000	803,264
5.00%, 2/15/2025	530,000	538,939
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028 (d)	2,805,000	2,975,151
Series A, 5.00%, 2/15/2025 (d)	7,000,000	7,107,780
Series A, 5.00%, 2/15/2026 (d)	9,910,000	10,209,949
Dallas College, General Obligation, TX:
5.00%, 2/15/2027	3,020,000	3,146,279
5.00%, 2/15/2028	2,500,000	2,639,201
Dallas Independent School District, General Obligation, TX:
4.00%, 2/15/2026 (d)	4,460,000	4,473,682
Series A, Class A, 4.00%, 2/15/2026 (d)	14,660,000	14,704,974
Series B, 5.00%, 2/15/2025 (d)	11,945,000	12,148,069
Del Valle Independent School District, General Obligation, TX 5.00%, 6/15/2027 (d)	2,500,000	2,616,909
Denton Independent School District, General Obligation, TX:
5.00%, 8/15/2025 (d)	1,625,000	1,661,153
5.00%, 8/15/2027	2,250,000	2,362,184
Fort Bend Independent School District, General Obligation, TX:
Series B, 0.72%, 8/1/2051 (b) (d)	2,525,000	2,192,959
5.00%, 8/15/2024 (d)	2,250,000	2,270,332
5.00%, 8/15/2025 (d)	3,990,000	4,072,264
Series A, 5.00%, 8/15/2027 (d)	2,100,000	2,200,067

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Frisco Independent School District, General Obligation, TX 3.00%, 2/15/2026 (d)	$6,100,000	$5,880,549
Harris County Flood Control District Revenue, TX Series A, 5.00%, 10/1/2024	3,500,000	3,537,609
Hays Consolidated Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2026 (d)	1,055,000	1,024,818
5.00%, 2/15/2028	1,000,000	1,056,923
Houston Independent School District, General Obligation, TX 5.00%, 2/15/2024 (d)	4,165,000	4,180,926
Irving Independent School District, General Obligation, TX 5.00%, 2/15/2027	1,615,000	1,683,570
Katy Independent School District, General Obligation, TX:
Series B, 5.00%, 2/15/2025 (d)	4,260,000	4,332,421
Series B, 5.00%, 2/15/2026 (d)	1,415,000	1,455,561
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	9,085,000	9,522,756
5.00%, 7/1/2028	7,540,000	8,010,387
Pflugerville Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2026	3,000,000	3,088,741
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,350,000	2,486,692
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,494,278
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2025	2,000,000	2,046,349
Series A-2, 5.00%, 10/1/2026	2,900,000	3,005,624
Series A-2, 5.00%, 10/1/2027	3,155,000	3,314,309
Round Rock Independent School District, General Obligation, TX:
Series A, 5.00%, 8/1/2024 (d)	8,505,000	8,572,370
Series A, 5.00%, 8/1/2025 (d)	3,480,000	3,545,159
Series A, 5.00%, 8/1/2028 (d)	1,015,000	1,075,406
Security Description	Principal Amount	Value
San Antonio Water System Revenue, TX:
Series A, 2.00%, 5/15/2025	$500,000	$478,743
Series A, 2.63%, 5/1/2049 (b)	28,750,000	28,406,849
Spring Branch Independent School District, General Obligation, TX:
5.00%, 2/1/2025 (d)	1,290,000	1,309,077
5.00%, 2/1/2027 (d)	1,725,000	1,797,679
State of Texas, General Obligation, TX 5.00%, 10/1/2024	645,000	651,994
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,403,671
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,113,859
5.00%, 5/15/2028	1,540,000	1,633,905
Texas Public Finance Authority Revenue, TX Series A, 5.00%, 2/1/2026	1,605,000	1,645,409
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2026	1,005,000	1,033,109
Series A, 5.00%, 3/15/2028	1,500,000	1,586,580
Texas Transportation Commission State Highway Fund Revenue, TX Series A, 5.00%, 10/1/2023	600,000	600,000
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2024	7,570,000	7,645,371
5.00%, 8/1/2025	1,870,000	1,909,987
5.00%, 8/1/2026	3,000,000	3,110,842
5.00%, 8/1/2027	1,050,000	1,104,733
Series A, 5.00%, 4/15/2026	2,000,000	2,065,054
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,033,368
		366,023,826
UTAH — 1.0%
Alpine School District, General Obligation, UT:
2.00%, 3/15/2025	600,000	578,293
5.00%, 3/15/2024	525,000	527,690
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,388,685
Series A, 5.00%, 7/1/2028	3,750,000	3,987,314
Nebo School District, General Obligation, UT 5.00%, 7/1/2027	12,000,000	12,621,181
State of Utah, General Obligation, UT:
5.00%, 7/1/2025	910,000	929,887

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2026	$4,715,000	$4,893,158
Series B, 5.00%, 7/1/2025	8,315,000	8,496,718
		38,422,926
VIRGINIA — 2.4%
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2023	250,000	250,000
Series A, 4.00%, 10/1/2025	6,045,000	6,079,250
Series A, 4.00%, 10/1/2026	8,090,000	8,182,518
Series A, 4.00%, 10/1/2027	1,590,000	1,621,146
Series A, 4.00%, 10/1/2028	12,765,000	13,093,828
County of Loudoun, General Obligation, VA:
Series A, 5.00%, 12/1/2024	8,970,000	9,089,129
Series A, Class A, 5.00%, 12/1/2026	9,295,000	9,687,692
Series A, Class A, 5.00%, 12/1/2027	9,295,000	9,844,488
Virginia College Building Authority Revenue, VA Series A, 5.00%, 2/1/2027	13,025,000	13,607,032
Virginia Public Building Authority Revenue, VA:
Series A, 5.00%, 8/1/2025	500,000	510,692
Series A, 5.00%, 8/1/2027	11,880,000	12,499,265
Series B, 5.00%, 8/1/2024	7,500,000	7,571,617
		92,036,657
WASHINGTON — 4.3%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,688,816
Chelan County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 7/1/2025	2,390,000	2,436,552
City of Seattle Drainage & Wastewater Revenue, WA:
5.00%, 9/1/2026	9,295,000	9,642,756
5.00%, 9/1/2027	12,615,000	13,295,742
County of King Sewer Revenue, WA Series B, Class B, 5.00%, 7/1/2025	725,000	739,121
County of King, General Obligation, WA:
Series A, 4.00%, 1/1/2026	8,250,000	8,299,741
Series A, 4.00%, 1/1/2027	7,000,000	7,084,109
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2026	4,000,000	4,141,598
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA Series A, 5.00%, 1/1/2028	1,000,000	1,057,163
Security Description	Principal Amount	Value
King County School District No. 412 Shoreline, General Obligation, WA Series A, 4.00%, 12/1/2026	$3,645,000	$3,684,456
Pierce County School District No. 10 Tacoma, General Obligation, WA Series B, 5.00%, 12/1/2025	9,005,000	9,237,176
Port of Seattle Revenue, WA Series A, 5.00%, 8/1/2027	2,500,000	2,614,811
Snohomish County School District No. 6 Mukilteo, General Obligation, WA 5.00%, 12/1/2026	10,685,000	11,116,945
State of Washington, General Obligation, WA:
Series R, 4.00%, 7/1/2026	3,500,000	3,532,381
Series R, 4.00%, 7/1/2027	1,375,000	1,395,924
5.00%, 8/1/2028	3,555,000	3,792,521
Series A, 5.00%, 1/1/2025	9,960,000	10,113,195
Series A, 5.00%, 8/1/2025	13,275,000	13,570,656
Series B, 5.00%, 1/1/2025	10,000,000	10,153,810
Series B, 5.00%, 2/1/2025	8,270,000	8,406,261
Series B, 5.00%, 2/1/2026	13,930,000	14,333,935
Series B, 5.00%, 2/1/2027	5,000,000	5,215,446
Series B, 5.00%, 2/1/2028	5,200,000	5,507,979
Series C, 5.00%, 2/1/2025	3,000,000	3,049,430
Series C, 5.00%, 2/1/2028	4,000,000	4,236,907
Series RC, 5.00%, 7/1/2024	8,000,000	8,070,799
		166,418,230
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2024	5,430,000	5,505,822
WISCONSIN — 1.7%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2023	125,000	125,000
City of Milwaukee, General Obligation, WI Series N4, 5.00%, 4/1/2025	7,000,000	7,042,963
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,443,279
State of Wisconsin, General Obligation, WI:
Series 1, 5.00%, 5/1/2027	21,010,000	21,987,393
Series 1, 5.00%, 5/1/2028	1,095,000	1,164,009
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,323,510
Series A, 5.00%, 5/1/2025	650,000	661,876
Series B, 5.00%, 5/1/2025	3,200,000	3,258,467
Series B, 5.00%, 5/1/2026	5,900,000	6,092,759
Series B, 5.00%, 5/1/2027	6,070,000	6,352,379
Series B, 5.00%, 5/1/2028	5,565,000	5,915,716

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2028	$4,485,000	$4,780,937
		68,148,288
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,058,567,431)		3,865,481,124
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (e) (f) (Cost $1,586,422)	1,586,422	1,586,422
TOTAL INVESTMENTS — 99.2% (Cost $4,060,153,853)		3,867,067,546
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		32,564,363
NET ASSETS — 100.0%		$3,899,631,909

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.4%
Build America Assurance Company	0.1%
Build America Mutual Assurance Company	0.1%
Assured Guaranty Municipal Corp.	0.0% (a)
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,865,481,124	$—	$3,865,481,124
Short-Term Investment	1,586,422	—	—	1,586,422
TOTAL INVESTMENTS	$1,586,422	$3,865,481,124	$—	$3,867,067,546

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,764,422	$1,764,422	$213,077,916	$213,255,916	$—	$—	1,586,422	$1,586,422	$264,262
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$150,000	$117,582
4.65%, 10/1/2028	100,000	94,087
4.75%, 3/30/2030	100,000	92,696
5.38%, 6/15/2033 (b)	380,000	354,669
Omnicom Group, Inc.:
2.45%, 4/30/2030	286,000	230,602
4.20%, 6/1/2030	375,000	335,764
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	472,000	448,249
		1,673,649
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,459,000	1,340,340
2.25%, 6/15/2026 (b)	240,000	218,227
2.70%, 2/1/2027	888,000	803,152
2.75%, 2/1/2026	303,000	282,805
2.85%, 10/30/2024	353,000	340,998
2.95%, 2/1/2030 (b)	1,070,000	901,154
3.10%, 5/1/2026	38,000	35,475
3.20%, 3/1/2029	134,000	117,625
3.25%, 2/1/2028	379,000	340,964
3.55%, 3/1/2038	228,000	166,921
3.63%, 2/1/2031	537,000	462,915
3.63%, 3/1/2048	970,000	629,171
3.75%, 2/1/2050	250,000	169,505
3.85%, 11/1/2048	60,000	40,940
4.88%, 5/1/2025	1,282,000	1,259,898
5.04%, 5/1/2027	455,000	444,617
5.15%, 5/1/2030 (b)	1,515,000	1,447,582
5.71%, 5/1/2040	827,000	762,651
5.81%, 5/1/2050	723,000	654,619
5.93%, 5/1/2060	1,336,000	1,201,946
General Dynamics Corp.:
2.13%, 8/15/2026	183,000	168,043
2.38%, 11/15/2024	135,000	130,090
3.25%, 4/1/2025	579,000	559,268
3.50%, 5/15/2025	600,000	581,028
3.63%, 4/1/2030	246,000	222,950
3.75%, 5/15/2028	357,000	335,262
4.25%, 4/1/2040	426,000	360,728
Hexcel Corp. 4.20%, 2/15/2027	128,000	118,554
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	460,500	351,058
2.90%, 12/15/2029	570,000	485,110
3.85%, 12/15/2026	358,000	338,987
4.40%, 6/15/2028	295,000	279,091
5.40%, 7/31/2033 (b)	500,000	480,585
6.15%, 12/15/2040	168,000	165,282
Security Description	Principal Amount	Value
Lockheed Martin Corp.:
3.55%, 1/15/2026	$192,000	$184,719
3.80%, 3/1/2045	449,500	342,951
4.07%, 12/15/2042	358,000	292,558
4.15%, 6/15/2053	480,000	376,608
4.45%, 5/15/2028 (b)	180,000	173,984
4.70%, 5/15/2046	462,000	404,726
4.75%, 2/15/2034	500,000	473,445
4.95%, 10/15/2025	200,000	198,446
5.10%, 11/15/2027	100,000	99,412
5.20%, 2/15/2055	225,000	208,127
5.25%, 1/15/2033	250,000	247,147
5.70%, 11/15/2054	268,000	266,979
5.90%, 11/15/2063 (b)	505,000	513,459
Series B, 6.15%, 9/1/2036 (b)	400,000	418,472
Northrop Grumman Corp.:
3.20%, 2/1/2027 (b)	257,000	239,886
3.25%, 1/15/2028 (b)	634,000	581,162
3.85%, 4/15/2045	336,000	250,102
4.40%, 5/1/2030 (b)	435,000	406,934
4.75%, 6/1/2043	479,000	409,497
4.95%, 3/15/2053 (b)	565,000	492,833
5.25%, 5/1/2050	712,000	655,040
RTX Corp.:
1.90%, 9/1/2031	477,000	360,102
2.25%, 7/1/2030	885,000	712,752
2.38%, 3/15/2032	1,011,000	778,804
2.82%, 9/1/2051	261,000	149,861
3.03%, 3/15/2052	610,000	366,268
3.13%, 5/4/2027	280,000	257,370
3.13%, 7/1/2050	233,000	144,681
3.50%, 3/15/2027	447,000	415,799
3.75%, 11/1/2046	344,000	242,957
3.95%, 8/16/2025	710,000	686,627
4.13%, 11/16/2028	707,000	658,189
4.15%, 5/15/2045	360,000	272,614
4.45%, 11/16/2038	568,000	475,728
4.63%, 11/16/2048	414,000	336,408
4.80%, 12/15/2043	720,000	598,032
5.15%, 2/27/2033	205,000	194,039
5.38%, 2/27/2053 (b)	175,000	158,406
5.40%, 5/1/2035	290,000	276,872
		30,519,537
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	679,000	510,988
3.40%, 5/6/2030	278,000	237,726
3.40%, 2/4/2041	420,000	272,017
3.70%, 2/4/2051	295,000	182,269
3.88%, 9/16/2046	529,000	343,601
4.00%, 2/4/2061	150,000	95,279
4.25%, 8/9/2042	217,000	156,572
4.40%, 2/14/2026	312,000	302,893
4.45%, 5/6/2050	360,000	253,717

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/2/2043	$366,000	$271,843
4.80%, 2/14/2029	665,000	632,362
5.38%, 1/31/2044 (b)	404,000	362,517
5.80%, 2/14/2039 (b)	173,000	160,034
5.95%, 2/14/2049 (b)	730,000	652,613
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	644,000	598,495
2.70%, 9/15/2051	582,000	349,392
2.90%, 3/1/2032	183,000	152,265
5.38%, 9/15/2035	150,000	146,692
BAT Capital Corp.:
2.26%, 3/25/2028 (b)	189,000	159,784
2.73%, 3/25/2031	270,000	207,822
3.22%, 9/6/2026	207,000	191,951
3.46%, 9/6/2029	420,000	359,793
3.56%, 8/15/2027	1,003,000	916,050
3.98%, 9/25/2050	241,000	151,150
4.39%, 8/15/2037	807,000	615,103
4.54%, 8/15/2047	874,000	601,286
4.70%, 4/2/2027	810,000	774,797
4.76%, 9/6/2049	229,000	160,834
5.28%, 4/2/2050	140,000	106,091
6.42%, 8/2/2033	500,000	485,045
7.08%, 8/2/2053	500,000	471,855
BAT International Finance PLC:
1.67%, 3/25/2026	413,000	371,902
4.45%, 3/16/2028	200,000	186,220
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	160,000	147,874
3.25%, 8/15/2026	222,000	207,528
3.75%, 9/25/2027	149,000	138,606
Philip Morris International, Inc.:
0.88%, 5/1/2026	266,000	236,775
1.75%, 11/1/2030 (b)	100,000	76,055
2.10%, 5/1/2030	300,000	238,830
2.75%, 2/25/2026	152,000	142,483
3.13%, 3/2/2028	113,300	102,140
3.25%, 11/10/2024	150,000	145,800
3.38%, 8/11/2025	574,000	550,776
4.13%, 3/4/2043	400,000	300,652
4.25%, 11/10/2044	250,000	189,405
4.38%, 11/15/2041	145,000	113,380
4.50%, 3/20/2042	338,000	270,207
4.88%, 2/13/2026	300,000	294,909
4.88%, 11/15/2043	855,000	710,385
5.13%, 11/15/2024	505,000	501,339
5.13%, 11/17/2027	300,000	293,862
5.25%, 9/7/2028	750,000	734,295
5.38%, 2/15/2033 (b)	1,005,000	950,087
5.63%, 11/17/2029	200,000	197,580
5.75%, 11/17/2032	626,000	610,168
Reynolds American, Inc.:
4.45%, 6/12/2025	731,000	710,196
Security Description	Principal Amount	Value
5.70%, 8/15/2035	$300,000	$267,459
5.85%, 8/15/2045	1,165,000	963,152
6.15%, 9/15/2043	240,000	210,367
		20,745,268
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	260,254	212,968
Series 2019-1, Class AA, 3.15%, 8/15/2033	22,037	18,846
Series 2016-2, Class AA, 3.20%, 12/15/2029	316,438	283,187
Series 2016-1, Class AA, 3.58%, 7/15/2029	51,915	47,555
Series 2015-2, Class AA, 3.60%, 3/22/2029	85,101	78,079
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 4/29/2026	30,571	29,728
Southwest Airlines Co.:
3.00%, 11/15/2026	230,000	212,706
5.13%, 6/15/2027 (b)	623,000	607,138
5.25%, 5/4/2025	425,000	419,960
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	213,218	192,069
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	187,261	154,185
Series 2016-2, Class AA, 2.88%, 4/7/2030	198,592	174,618
Series 2016-1, Class AA, 3.10%, 1/7/2030	306,165	274,783
Series 2018-1, Class AA, 3.50%, 9/1/2031	272,975	241,902
Series 2014-2, Class A, 3.75%, 3/3/2028	75,254	70,113
Series 2014-1, Class A, 4.00%, 10/11/2027	152,250	144,076
Series 2019-1, Class AA, 4.15%, 2/25/2033	56,133	50,614
Series 2013-1, Class A, 4.30%, 2/15/2027	121,162	116,138
Series 2020-1, Class B, 4.88%, 7/15/2027	124,128	119,412
Series 2023-1, Class A, 5.80%, 7/15/2037	370,000	359,781
Series 2020-1, Class A, 5.88%, 4/15/2029	198,705	196,829
		4,004,687

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	$545,000	$501,302
2.85%, 3/27/2030 (b)	561,000	485,041
3.25%, 3/27/2040	289,000	218,996
3.38%, 3/27/2050 (b)	100,000	71,168
3.63%, 5/1/2043	332,000	259,153
3.88%, 11/1/2045	468,000	372,125
PVH Corp. 4.63%, 7/10/2025	133,000	128,377
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	100,000	85,514
3.75%, 9/15/2025	161,000	155,051
Tapestry, Inc.:
3.05%, 3/15/2032	240,000	175,543
4.13%, 7/15/2027	100,000	91,964
VF Corp.:
2.40%, 4/23/2025	356,000	335,405
2.95%, 4/23/2030 (b)	350,000	275,593
		3,155,232
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/8/2025	695,000	643,667
Series MTN, 1.30%, 9/9/2026 (b)	108,000	95,851
Series MTN, 1.80%, 1/13/2031 (b)	270,000	209,412
Series MTN, 2.00%, 3/24/2028	165,000	142,623
Series MTN, 2.25%, 1/12/2029	200,000	171,038
Series MTN, 2.35%, 1/8/2027 (b)	335,000	303,885
Series GMTN, 3.50%, 2/15/2028	109,000	100,797
4.60%, 4/17/2030	770,000	730,260
4.70%, 1/12/2028 (b)	175,000	169,925
4.75%, 1/12/2026	223,000	219,448
Series GMTN, 5.13%, 7/7/2028	520,000	512,013
Cummins, Inc.:
1.50%, 9/1/2030	195,000	152,209
2.60%, 9/1/2050	496,000	286,177
General Motors Co.:
4.20%, 10/1/2027 (b)	208,000	193,983
5.00%, 10/1/2028 (b)	382,400	364,316
5.00%, 4/1/2035	100,000	85,739
5.15%, 4/1/2038	24,000	19,990
5.20%, 4/1/2045	275,000	214,068
5.40%, 10/15/2029 (b)	350,000	332,777
5.40%, 4/1/2048 (b)	545,000	430,000
5.60%, 10/15/2032 (b)	469,000	436,639
5.95%, 4/1/2049 (b)	1,420,000	1,200,156
Security Description	Principal Amount	Value
6.13%, 10/1/2025	$651,000	$649,691
6.25%, 10/2/2043	617,000	551,141
6.60%, 4/1/2036	236,000	229,111
6.75%, 4/1/2046	432,000	403,104
6.80%, 10/1/2027	312,000	318,212
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	300,000	285,120
1.25%, 1/8/2026	444,000	396,834
1.50%, 6/10/2026	192,000	169,716
2.35%, 2/26/2027	257,000	226,494
2.35%, 1/8/2031	234,000	176,546
2.40%, 4/10/2028 (b)	195,000	165,863
2.70%, 8/20/2027	145,000	127,158
2.70%, 6/10/2031	141,000	107,917
2.75%, 6/20/2025	387,000	364,531
3.10%, 1/12/2032	238,000	184,164
3.50%, 11/7/2024	243,000	235,858
3.60%, 6/21/2030	581,000	486,332
4.00%, 1/15/2025	446,000	432,999
4.00%, 10/6/2026	187,000	175,109
4.30%, 7/13/2025	561,000	541,320
4.35%, 4/9/2025	378,000	367,446
4.35%, 1/17/2027	245,000	230,447
5.00%, 4/9/2027	318,000	305,159
5.25%, 3/1/2026	517,000	505,006
5.85%, 4/6/2030 (b)	295,000	282,412
6.00%, 1/9/2028	230,000	226,999
6.05%, 10/10/2025	250,000	248,738
6.40%, 1/9/2033 (b)	200,000	194,882
Honda Motor Co. Ltd.:
2.27%, 3/10/2025	232,000	221,235
2.53%, 3/10/2027	250,000	227,135
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (b)	244,000	288,701
PACCAR Financial Corp.:
Series MTN, 1.80%, 2/6/2025 (b)	195,000	185,426
4.60%, 1/10/2028	450,000	438,727
Series MTN, 4.95%, 8/10/2028	540,000	533,725
Toyota Motor Corp.:
1.34%, 3/25/2026	294,000	266,743
5.12%, 7/13/2028	750,000	745,965
5.12%, 7/13/2033 (b)	750,000	733,350
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	235,000	213,965
Series MTN, 0.80%, 1/9/2026 (b)	172,000	155,158
Series MTN, 1.13%, 6/18/2026	175,000	156,245
Series MTN, 1.80%, 2/13/2025	689,000	654,784
1.90%, 9/12/2031	400,000	308,204

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.90%, 4/6/2028 (b)	$278,000	$241,237
Series MTN, 3.00%, 4/1/2025	345,000	332,297
Series MTN, 3.05%, 3/22/2027	530,000	491,331
Series MTN, 3.38%, 4/1/2030	280,000	247,576
3.65%, 1/8/2029	138,000	127,962
Series MTN, 3.65%, 8/18/2025	340,000	328,644
3.95%, 6/30/2025	200,000	194,698
4.45%, 5/18/2026	500,000	488,880
Series MTN, 4.55%, 9/20/2027 (b)	349,000	339,242
4.70%, 1/12/2033	175,000	165,344
4.80%, 1/10/2025	707,000	700,566
COR, 5.25%, 9/11/2028	500,000	497,110
5.40%, 11/10/2025	170,000	169,755
5.45%, 11/10/2027	328,000	328,932
		25,386,219
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	290,000	165,645
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	227,000	215,927
3.25%, 3/1/2032 (b)	625,000	512,287
4.15%, 5/1/2052	205,000	141,936
BorgWarner, Inc. 2.65%, 7/1/2027	257,000	229,647
Lear Corp.:
3.50%, 5/30/2030	157,000	133,348
3.80%, 9/15/2027	300,000	277,206
5.25%, 5/15/2049	175,000	141,542
Magna International, Inc. 5.50%, 3/21/2033 (b)	475,000	464,731
		2,282,269
BANKS — 5.7%
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	181,988
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	163,000	161,318
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	125,000	123,730
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	400,000	350,424
1.85%, 3/25/2026	335,000	301,095
2.75%, 5/28/2025	472,000	444,643
2.75%, 12/3/2030	800,000	596,944
2.96%, 3/25/2031	345,000	274,541
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	205,000	155,113
3.31%, 6/27/2029 (b)	293,500	254,661
Security Description	Principal Amount	Value
3.49%, 5/28/2030	$345,000	$290,028
3.80%, 2/23/2028	375,000	337,815
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	395,000	364,569
4.38%, 4/12/2028	400,000	369,664
5.15%, 8/18/2025	400,000	391,224
5.18%, 11/19/2025	465,000	452,552
5.29%, 8/18/2027	665,000	642,802
5.59%, 8/8/2028	200,000	195,670
6.92%, 8/8/2033	295,000	282,218
Bank of America Corp.:
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	814,000	746,186
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	530,000	500,299
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	984,000	882,678
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,526,000	1,352,265
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	284,400	215,976
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	509,300	384,155
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (c)	785,000	738,292
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,228,000	929,977
Series MTN, 3 mo. USD Term SOFR + 1.13%, 2.46%, 10/22/2025 (c)	739,000	709,078
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,343,250	981,835
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	1,189,000	953,221
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	500,000	445,380
SOFR + 1.21%, 2.57%, 10/20/2032 (b) (c)	930,000	714,017
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	695,363
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b) (c)	215,000	168,859
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,341,000	858,562
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,103,000	864,862
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	954,500	795,566

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	$224,000	$135,365
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	697,000	549,668
Series MTN, 3 mo. USD Term SOFR + 1.35%, 3.09%, 10/1/2025 (c)	492,000	475,818
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b) (c)	1,324,000	1,131,398
Series MTN, 3.25%, 10/21/2027	665,000	606,866
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	638,000	442,255
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (c)	353,000	339,113
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (c)	241,000	230,562
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	1,506,000	1,350,596
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	343,000	228,853
Series GMTN, 3.50%, 4/19/2026	738,000	696,923
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	700,400	657,094
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	459,000	419,021
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	646,000	594,908
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	873,000	810,249
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	636,000	516,184
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (c)	467,000	343,133
Series L, 3.95%, 4/21/2025	358,000	345,617
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,053,000	964,232
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	766,500	687,949
Series MTN, 4.00%, 1/22/2025	1,026,000	998,247
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	453,000	357,680
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	$1,687,000	$1,245,478
Series L, 4.18%, 11/25/2027	975,000	905,931
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	438,800	360,865
Series MTN, 4.25%, 10/22/2026	693,000	658,225
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	596,300	549,288
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	997,000	773,164
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	600,000	565,764
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	635,000	505,676
Series MTN, 4.45%, 3/3/2026	320,000	308,214
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,297,000	1,151,593
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	607,000	591,959
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	418,000	401,585
Series MTN, 5.00%, 1/21/2044	300,000	262,941
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	1,600,000	1,473,536
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	850,000	830,764
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	670,000	644,661
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	649,000	603,817
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	750,000	740,887
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,020,862
Series MTN, 5.88%, 2/7/2042	473,000	463,318
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	750,000	744,840
6.11%, 1/29/2037	702,000	692,944
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	1,880,000	1,888,122
7.75%, 5/14/2038	508,000	567,085
Bank of America NA 5.53%, 8/18/2026	735,000	731,281

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	$186,000	$165,826
Series MTN, 1.25%, 9/15/2026	305,000	268,214
Series MTN, 1.50%, 1/10/2025	693,000	655,342
Series MTN, 1.85%, 5/1/2025	365,000	342,366
Series MTN, 2.65%, 3/8/2027	295,000	265,420
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	135,000	100,657
Series MTN, 3.70%, 6/7/2025	450,000	433,647
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	100,000	87,491
Series H, 4.70%, 9/14/2027	250,000	239,503
5.20%, 12/12/2024	335,000	332,012
5.20%, 2/1/2028	700,000	682,738
5.30%, 6/5/2026	352,000	347,382
COR, 5.72%, 9/25/2028	1,000,000	989,820
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	653,000	611,678
Series J, 1.90%, 1/25/2029	113,000	93,940
Series MTN, 2.10%, 10/24/2024	1,350,000	1,296,675
Series MTN, 2.80%, 5/4/2026	50,000	46,674
Series MTN, 3.25%, 5/16/2027	309,000	285,179
Series MTN, 3.30%, 8/23/2029	300,000	261,366
Series MTN, 3.40%, 1/29/2028	601,400	551,015
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	290,000	270,086
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	1,050,000	1,020,033
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	670,000	604,005
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	140,000	136,661
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,025,000	944,804
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	180,000	179,741
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	695,000	682,379
Security Description	Principal Amount	Value
Bank of Nova Scotia:
1.05%, 3/2/2026	$200,000	$178,576
1.30%, 6/11/2025 (b)	642,000	593,677
1.30%, 9/15/2026	829,000	730,092
1.35%, 6/24/2026 (b)	101,000	89,691
1.45%, 1/10/2025	155,000	146,500
1.95%, 2/2/2027 (b)	470,000	415,739
2.15%, 8/1/2031	397,000	304,046
2.20%, 2/3/2025	105,000	99,877
2.45%, 2/2/2032 (b)	100,000	77,453
2.70%, 8/3/2026	647,000	596,029
4.50%, 12/16/2025	309,000	298,315
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	860,000	716,965
4.75%, 2/2/2026	100,000	97,612
4.85%, 2/1/2030	155,000	145,678
5.25%, 12/6/2024	515,000	510,422
5.25%, 6/12/2028	100,000	97,343
BankUnited, Inc. 4.88%, 11/17/2025	70,000	65,750
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	696,000	613,023
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	454,000	350,765
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	100,000	94,370
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	404,000	302,952
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	513,000	326,678
3.65%, 3/16/2025	547,000	526,520
4.34%, 1/10/2028	186,000	172,307
4.38%, 1/12/2026	720,000	689,832
4.84%, 5/9/2028	708,000	646,057
3 mo. USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	434,800	406,377
3 mo. USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	509,000	455,097
5.20%, 5/12/2026	100,000	96,434
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b) (c)	204,000	199,743
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	329,000	315,758
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	875,000	859,215
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,383,000	1,310,586
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	440,000	429,647
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	500,000	482,490
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	535,000	543,068

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	$500,000	$512,730
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	677,000	696,619
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	350,000	342,615
BPCE SA Series MTN, 3.38%, 12/2/2026 (b)	562,000	520,013
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	354,000	320,660
1.00%, 10/18/2024 (b)	549,000	521,457
1.25%, 6/22/2026	100,000	88,536
2.25%, 1/28/2025	202,000	192,395
3.30%, 4/7/2025	500,000	480,605
3.95%, 8/4/2025	540,000	521,392
5.00%, 4/28/2028	500,000	479,290
6.09%, 10/3/2033	250,000	248,425
Citibank NA 5.80%, 9/29/2028	1,500,000	1,500,795
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	200,000	178,072
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	75,000	70,820
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,132,000	1,000,292
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	513,000	484,318
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	576,000	437,478
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	390,000	301,396
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,201,000	957,353
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	883,000	715,813
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	233,000	149,020
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	339,000	283,136
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,441,000	1,135,594
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	589,524
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,418,000	1,353,722
3.20%, 10/21/2026	1,443,000	1,332,466
3.30%, 4/27/2025	226,000	217,062
3.40%, 5/1/2026	688,000	646,369
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	500,000	452,195
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	$1,013,000	$928,546
3.70%, 1/12/2026	860,000	817,800
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	430,000	358,121
3.88%, 3/26/2025	201,000	194,182
3 mo. USD Term SOFR + 1.83%, 3.89%, 1/10/2028 (c)	716,000	667,412
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,011,000	908,009
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b) (c)	602,000	553,653
4.13%, 7/25/2028	622,000	565,267
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	250,000	193,593
4.30%, 11/20/2026	524,000	496,312
4.40%, 6/10/2025	626,000	607,157
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	502,000	450,404
4.45%, 9/29/2027	1,201,500	1,127,271
4.60%, 3/9/2026	1,142,000	1,102,441
4.65%, 7/30/2045	501,000	400,750
4.65%, 7/23/2048	666,000	537,162
4.75%, 5/18/2046	230,000	178,747
SOFR + 2.09%, 4.91%, 5/24/2033 (b) (c)	626,000	569,485
5.50%, 9/13/2025	493,000	486,887
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	494,810
5.88%, 1/30/2042 (b)	306,600	293,199
6.00%, 10/31/2033	236,000	229,260
6.13%, 8/25/2036	100,000	96,415
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	580,000	556,081
SOFR + 2.34%, 6.27%, 11/17/2033 (b) (c)	335,000	334,072
6.68%, 9/13/2043	861,000	855,696
Citizens Bank NA:
Series BKNT, 3.75%, 2/18/2026	146,000	135,184
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	300,000	273,462
SOFR + 1.45%, 6.06%, 10/24/2025 (c)	205,000	197,837
Citizens Financial Group, Inc.:
3.25%, 4/30/2030 (b)	268,000	216,193
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	519,000	434,771
Comerica, Inc. 4.00%, 2/1/2029 (b)	100,000	83,467

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Bank of Australia:
5.08%, 1/10/2025	$589,000	$585,313
5.50%, 9/12/2025	500,000	499,010
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	495,000	468,092
Series MTN, 3.38%, 5/21/2025	261,000	251,069
Series BKNT, 3.75%, 7/21/2026	472,000	439,559
4.38%, 8/4/2025	317,000	305,766
5.00%, 1/13/2025 (b)	485,000	480,271
5.25%, 8/4/2045 (b)	115,000	98,366
Series BKNT, 5.25%, 5/24/2041	373,000	356,909
5.50%, 10/5/2026	500,000	498,440
5.75%, 12/1/2043	231,000	212,120
Credit Suisse AG:
5.00%, 7/9/2027	950,000	911,382
7.50%, 2/15/2028	560,000	586,079
7.95%, 1/9/2025	700,000	712,054
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	711,000	642,758
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	480,000	418,997
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	436,000	333,544
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	538,300	433,509
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	400,000	297,896
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	998,000	717,103
4.16%, 5/13/2025	175,000	169,710
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	316,000	269,520
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	100,000	98,940
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	920,000	914,259
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	495,000	446,876
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	850,000	854,989
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	128,300	99,059
Series BKNT, 3.45%, 7/27/2026	601,000	545,251
Fifth Third Bancorp:
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	610,000	553,343
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	155,000	153,013
Security Description	Principal Amount	Value
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	$387,000	$383,664
8.25%, 3/1/2038	355,000	378,295
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	368,000	340,131
Series BKNT, 3.95%, 7/28/2025	193,000	185,284
SOFR + 1.23%, 5.85%, 10/27/2025 (c)	505,000	496,774
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (b)	795,000	706,183
FNB Corp. 5.15%, 8/25/2025	95,000	91,775
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	351,000	325,223
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	560,000	500,735
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	524,000	466,449
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	724,000	633,811
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,267,000	1,118,457
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	817,000	612,023
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,332,000	1,013,985
2.60%, 2/7/2030	521,500	426,717
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	838,000	654,093
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	970,000	865,308
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	949,000	733,482
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	175,000	112,931
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	693,000	554,164
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	647,000	437,696
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	369,000	254,499
3.50%, 1/23/2025	898,000	868,806
3.50%, 4/1/2025	608,000	585,121
3.50%, 11/16/2026	1,470,000	1,366,659
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	100,000	92,286
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	516,000	475,102
3.75%, 5/22/2025	743,000	716,222
3.75%, 2/25/2026	741,000	704,424
3.80%, 3/15/2030	567,000	499,079

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	$680,000	$617,508
3.85%, 1/26/2027	1,008,000	945,292
3 mo. USD Term SOFR + 1.64%, 4.02%, 10/31/2038 (c)	574,000	451,945
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	669,500	619,589
4.25%, 10/21/2025	724,000	697,255
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	670,000	549,581
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	744,000	703,943
Series MTN, 4.80%, 7/8/2044	535,000	443,515
5.15%, 5/22/2045	370,000	317,260
5.70%, 11/1/2024	1,313,000	1,307,919
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	395,000	392,105
5.95%, 1/15/2027	296,000	294,822
6.25%, 2/1/2041	899,000	905,194
6.45%, 5/1/2036	230,000	228,889
6.75%, 10/1/2037	1,692,000	1,711,238
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	955,000	841,852
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	375,000	348,398
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	478,000	405,569
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	565,000	525,846
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	560,000	461,826
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	549,000	484,344
3 mo. USD Term SOFR + 1.40%, 2.63%, 11/7/2025 (c)	477,000	456,856
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,098,000	850,291
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	389,300	311,623
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	437,000	335,935
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	300,000	285,792
3.90%, 5/25/2026	673,000	636,523
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	892,000	783,934
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	1,536,000	1,421,368
Security Description	Principal Amount	Value
4.25%, 8/18/2025 (b)	$387,000	$372,240
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	472,000	453,125
4.30%, 3/8/2026 (b)	780,000	748,730
4.38%, 11/23/2026	424,000	401,897
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	1,197,000	1,107,488
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	460,000	435,096
4.95%, 3/31/2030	778,000	726,139
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	595,000	572,610
5.25%, 3/14/2044	279,000	231,338
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	448,000	413,195
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	735,000	726,305
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	316,000	312,872
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	1,000,000	978,110
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,100,000	1,055,274
6.50%, 9/15/2037	1,462,000	1,417,440
SOFR + 2.98%, 6.55%, 6/20/2034 (b) (c)	750,000	713,730
6.80%, 6/1/2038	243,000	232,707
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	670,000	683,534
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	1,215,000	1,256,152
7.63%, 5/17/2032	100,000	101,456
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	305,000	321,748
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (b) (c)	300,000	210,954
4.00%, 5/15/2025 (b)	175,000	167,449
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	217,000	191,153
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	500,000	489,540
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	309,000	288,643
5.65%, 1/10/2030	250,000	234,828
SOFR + 1.22%, 5.70%, 11/18/2025 (c)	246,000	240,394
Industrial & Commercial Bank of China Ltd. 3.54%, 11/8/2027 (b)	324,000	303,121
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	257,000	229,928

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	$169,000	$132,930
3.95%, 3/29/2027	675,000	631,152
SOFR + 1.83%, 4.02%, 3/28/2028 (b) (c)	861,000	800,041
4.05%, 4/9/2029	100,000	90,663
SOFR + 2.07%, 4.25%, 3/28/2033 (b) (c)	306,000	264,506
SOFR + 1.56%, 6.08%, 9/11/2027 (b) (c)	200,000	199,146
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	220,000	213,770
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	979,000	870,830
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	299,000	268,723
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	1,105,000	967,140
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	850,000	803,326
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	465,000	414,771
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	475,000	356,929
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	813,000	615,880
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (c)	519,000	488,773
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	610,000	513,785
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	882,000	827,925
SOFR + 1.89%, 2.18%, 6/1/2028 (b) (c)	419,000	366,587
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	380,000	364,245
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	731,000	591,869
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	392,000	246,011
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	602,000	465,846
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	873,000	688,500
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	828,000	692,208
2.95%, 10/1/2026	1,023,000	946,776
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	582,000	527,897
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	$891,000	$733,409
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	1,350,000	1,076,679
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	445,000	308,585
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	491,000	304,135
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	447,000	306,101
3.20%, 6/15/2026 (b)	811,000	762,267
3.30%, 4/1/2026	736,000	694,114
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	504,000	327,182
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	607,000	550,543
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	767,000	705,111
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	917,000	817,432
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	703,000	654,296
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	936,000	746,338
3.90%, 7/15/2025	737,000	713,807
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	1,455,000	1,051,281
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,179,000	859,090
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	807,000	743,546
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	455,000	339,967
4.13%, 12/15/2026	568,000	539,594
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	833,000	771,450
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	604,000	470,425
SOFR + 1.56%, 4.32%, 4/26/2028 (b) (c)	305,000	289,042
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	531,000	494,770

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	$847,000	$774,421
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	415,000	386,564
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	610,000	549,275
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	651,000	627,610
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	2,128,000	1,957,866
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	515,000	501,136
SOFR + 1.85%, 5.35%, 6/1/2034 (b) (c)	1,095,000	1,039,297
5.40%, 1/6/2042	264,000	247,099
5.50%, 10/15/2040 (b)	226,000	213,642
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	625,000	620,763
5.60%, 7/15/2041	469,000	445,686
5.63%, 8/16/2043	405,000	381,133
SOFR + 2.58%, 5.72%, 9/14/2033 (b) (c)	1,645,000	1,583,312
6.40%, 5/15/2038	500,000	540,830
7.63%, 10/15/2026	892,000	937,974
8.00%, 4/29/2027	1,323,000	1,427,848
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	91,000	81,491
Series BKNT, 3.90%, 4/13/2029	346,000	281,021
4.90%, 8/8/2032	136,000	109,193
5.00%, 1/26/2033	409,000	344,325
5.85%, 11/15/2027 (b)	574,000	545,363
KeyCorp:
Series MTN, 2.25%, 4/6/2027	162,000	137,512
Series MTN, 2.55%, 10/1/2029 (b)	276,500	215,598
Series MTN, 4.10%, 4/30/2028	246,000	217,255
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	555,000	462,637
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026 (b)	1,751,000	1,564,501
1.25%, 1/31/2025	2,210,000	2,091,654
3.00%, 5/20/2027 (b)	1,555,000	1,462,882
3.63%, 4/1/2026	1,640,000	1,587,651
3.75%, 2/15/2028	1,125,000	1,079,449
3.88%, 6/15/2028	440,000	423,768
4.13%, 7/15/2033	900,000	855,765
4.63%, 8/7/2026	750,000	743,820
Security Description	Principal Amount	Value
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	$337,000	$308,840
2.00%, 1/13/2025	125,000	119,601
3.88%, 9/28/2027	100,000	96,937
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	95,000	84,196
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (c)	500,000	473,430
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (c)	300,000	287,595
3 mo. USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	790,000	705,312
3.75%, 1/11/2027	459,000	426,838
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,175,000	1,078,626
4.34%, 1/9/2048	400,000	275,476
4.38%, 3/22/2028	414,000	385,558
4.45%, 5/8/2025	513,000	498,236
4.55%, 8/16/2028	479,000	445,226
4.58%, 12/10/2025	260,908	249,444
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	279,000	271,375
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	340,000	302,461
5.30%, 12/1/2045	100,000	81,983
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	275,000	272,503
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	455,000	471,043
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	431,000	397,899
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	470,000	407,222
Manufacturers & Traders Trust Co.:
Series BKNT, 3.40%, 8/17/2027	105,000	91,682
4.65%, 1/27/2026 (b)	420,000	400,315
5.40%, 11/21/2025	219,000	212,242
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.45%, 0.96%, 10/11/2025 (c)	415,000	392,270
1.41%, 7/17/2025	488,000	449,824
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	766,000	678,331
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	310,000	273,153
2.05%, 7/17/2030	230,000	179,175
2.19%, 2/25/2025	775,000	734,762
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	1,032,000	790,285

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	$423,000	$376,022
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	340,000	261,691
2.56%, 2/25/2030	294,000	240,386
2.76%, 9/13/2026	283,000	259,282
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,543,000	1,220,482
3.20%, 7/18/2029 (b)	529,000	459,384
3.29%, 7/25/2027 (b)	130,000	119,278
3.74%, 3/7/2029 (b)	313,000	284,048
3.75%, 7/18/2039	430,000	335,004
3.85%, 3/1/2026	184,000	175,766
3.96%, 3/2/2028 (b)	183,000	171,164
4.15%, 3/7/2039 (b)	103,000	84,646
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	565,000	545,931
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	615,000	575,566
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	424,000	414,507
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (b) (c)	565,000	536,626
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	166,000	162,494
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	250,000	238,425
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	180,000	172,418
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (c)	180,000	179,024
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	155,000	136,695
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	392,000	346,599
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	52,500	39,716
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	628,300	485,827
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (b) (c)	374,000	349,559
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	138,800	104,255
2.56%, 9/13/2031	257,300	194,642
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	147,000	117,293
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (c)	100,000	94,211
2.84%, 9/13/2026 (b)	274,000	251,222
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	115,000	97,870
Security Description	Principal Amount	Value
3.17%, 9/11/2027 (b)	$272,000	$246,141
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	204,000	187,464
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	390,000	381,642
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b) (c)	240,000	235,819
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (c)	250,000	238,875
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	245,000	235,817
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	1,050,000	1,002,886
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	485,000	478,050
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	309,000	291,016
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	782,000	697,481
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	455,000	429,506
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	880,560
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,194,000	1,062,958
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	205,000	151,741
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	250,000	185,463
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	25,000	23,479
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b) (c)	748,300	564,136
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	565,000	503,940
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,418,000	1,036,218
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	1,026,000	783,690
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (c)	1,390,000	1,322,071
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,035,000	844,591
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	451,000	354,468
Series MTN, 3.13%, 7/27/2026	1,089,000	1,011,452
3.59%, 7/22/2028 (c)	1,339,000	1,220,217

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 1/20/2027	$1,685,000	$1,572,577
Series GMTN, 3.70%, 10/23/2024	458,000	447,425
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,360,000	1,239,395
Series GMTN, 3.88%, 1/27/2026	928,000	886,648
3.95%, 4/23/2027	1,149,000	1,067,145
3.97%, 7/22/2038 (c)	150,000	118,680
Series GMTN, 4.00%, 7/23/2025	702,000	678,651
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	520,000	488,649
4.30%, 1/27/2045	150,000	118,562
Series GMTN, 4.35%, 9/8/2026	868,000	827,638
4.38%, 1/22/2047	165,000	129,782
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	636,300	587,629
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	706,000	688,025
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	534,000	485,379
5.00%, 11/24/2025	628,000	615,252
SOFR + 1.30%, 5.05%, 1/28/2027 (b) (c)	500,000	490,385
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	330,000	317,935
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	460,000	442,433
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	690,000	640,789
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	715,000	638,566
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b) (c)	560,000	529,026
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	635,000	618,846
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	577,000	540,557
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	344,000	344,179
Series MTN, 6.25%, 8/9/2026	243,000	245,250
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	805,000	810,329
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	2,520,000	2,537,842
7.25%, 4/1/2032	982,000	1,074,927
Morgan Stanley Bank NA 5.48%, 7/16/2025	345,000	343,330
Security Description	Principal Amount	Value
National Australia Bank Ltd.:
Series BKNT, 2.50%, 7/12/2026	$432,000	$398,684
4.94%, 1/12/2028	101,000	98,699
4.97%, 1/12/2026	346,000	341,675
5.13%, 11/22/2024	731,000	726,621
National Bank of Canada 5.25%, 1/17/2025	295,000	292,702
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	312,000	275,365
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	169,000	127,233
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	942,000	840,038
5 yr. CMT + 2.10%, 3.75%, 11/1/2029 (c)	258,000	245,562
3 mo. USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	141,000	127,049
4.80%, 4/5/2026	516,000	498,528
3 mo. USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	545,000	509,542
3 mo. USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	361,000	336,351
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	525,000	509,224
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	605,000	596,863
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	27,000	21,355
3 mo. USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	646,000	571,865
3.65%, 8/3/2028 (b)	217,000	200,710
4.00%, 5/10/2027	551,000	520,629
6.13%, 11/2/2032 (b)	156,000	153,833
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	165,000	161,367
4.63%, 11/3/2025	550,000	544,181
PNC Bank NA:
Series BKNT, 3.10%, 10/25/2027	320,000	287,946
Series BKNT, 3.30%, 10/30/2024	163,000	158,265
Series BKNT, 3.88%, 4/10/2025	223,000	215,026
Series BKNT, 4.05%, 7/26/2028	553,000	500,155
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	223,000	213,955
2.55%, 1/22/2030 (b)	714,300	578,754
3.15%, 5/19/2027 (b)	377,000	343,553

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 4/23/2029	$452,000	$396,223
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	200,000	194,260
SOFR + 1.93%, 5.07%, 1/24/2034 (b) (c)	525,000	475,708
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	335,000	324,317
SOFR + 1.84%, 5.58%, 6/12/2029 (b) (c)	890,000	863,736
SOFR + 1.09%, 5.67%, 10/28/2025 (c)	437,000	433,600
SOFR + 1.32%, 5.81%, 6/12/2026 (c)	650,000	644,702
SOFR + 1.95%, 5.94%, 8/18/2034 (b) (c)	350,000	336,294
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	443,000	428,842
Regions Bank Series BKNT, 6.45%, 6/26/2037	100,000	93,134
Regions Financial Corp.:
1.80%, 8/12/2028 (b)	101,500	82,106
2.25%, 5/18/2025	325,532	303,627
Royal Bank of Canada:
Series GMTN, 0.75%, 10/7/2024	318,000	301,798
Series GMTN, 0.88%, 1/20/2026	727,000	651,763
Series MTN, 1.15%, 6/10/2025 (b)	712,000	658,237
1.20%, 4/27/2026	300,000	267,663
Series GMTN, 1.40%, 11/2/2026 (b)	528,000	464,265
Series GMTN, 1.60%, 1/21/2025 (b)	286,000	270,708
Series GMTN, 2.25%, 11/1/2024	969,000	931,587
Series GMTN, 2.30%, 11/3/2031	295,000	228,351
3.38%, 4/14/2025	707,000	681,739
Series GMTN, 4.24%, 8/3/2027	280,000	265,754
Series GMTN, 4.65%, 1/27/2026	101,000	98,177
Series GMTN, 4.88%, 1/12/2026	350,000	343,280
Series GMTN, 4.90%, 1/12/2028 (b)	250,000	242,500
Series GMTN, 5.00%, 2/1/2033	300,000	279,285
Series GMTN, 5.00%, 5/2/2033 (b)	100,000	92,813
Series GMTN, 5.20%, 8/1/2028 (b)	450,000	437,805
Series MTN, 5.66%, 10/25/2024	733,000	730,339
Security Description	Principal Amount	Value
Series MTN, 6.00%, 11/1/2027	$350,000	$352,646
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	342,000	296,825
3.24%, 10/5/2026	224,000	202,848
3.45%, 6/2/2025	397,000	376,916
4.40%, 7/13/2027	530,000	491,723
4.50%, 7/17/2025	197,000	190,741
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (c)	250,000	243,930
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	201,000	182,416
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	412,000	358,819
3 mo. USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	347,000	308,639
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	385,000	380,834
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	395,000	397,074
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,088,000	974,304
1.40%, 9/17/2026	295,000	259,514
1.47%, 7/8/2025	705,000	652,026
1.71%, 1/12/2031	498,000	371,159
1.90%, 9/17/2028	315,000	260,118
2.13%, 7/8/2030	420,000	328,516
2.14%, 9/23/2030	175,300	135,200
2.17%, 1/14/2027	310,000	275,612
2.35%, 1/15/2025 (b)	257,000	245,253
2.63%, 7/14/2026	381,000	349,762
2.72%, 9/27/2029	175,000	146,297
2.75%, 1/15/2030	972,000	803,679
3.01%, 10/19/2026 (b)	308,000	283,419
3.04%, 7/16/2029	850,000	726,010
3.36%, 7/12/2027	134,000	122,782
3.78%, 3/9/2026	319,000	303,669
5.46%, 1/13/2026	800,000	791,896
5.52%, 1/13/2028	950,000	935,047
5.71%, 1/13/2030 (b)	445,000	435,882
5.77%, 1/13/2033	600,000	586,242
5.78%, 7/13/2033	700,000	684,537
5.81%, 9/14/2033	200,000	194,290
6.18%, 7/13/2043	500,000	478,110
SVB Financial Group 3.13%, 6/5/2030 (d)	500	310
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	324	323

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Bank 5.40%, 8/22/2025	$410,000	$394,412
Synovus Bank 5.63%, 2/15/2028	139,000	125,236
Synovus Financial Corp. 5.20%, 8/11/2025	20,000	19,273
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (b)	755,000	687,080
Series MTN, 0.75%, 1/6/2026	275,000	245,520
Series MTN, 1.15%, 6/12/2025	540,000	499,829
Series MTN, 1.20%, 6/3/2026 (b)	335,000	297,162
Series MTN, 1.25%, 9/10/2026 (b)	593,000	522,320
Series FXD, 1.45%, 1/10/2025	245,000	231,961
Series FXD, 1.95%, 1/12/2027 (b)	528,000	469,408
Series MTN, 2.00%, 9/10/2031 (b)	310,000	236,096
Series GMTN, 2.45%, 1/12/2032	123,000	95,085
Series MTN, 3.20%, 3/10/2032	395,000	323,059
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	258,000	238,529
3.77%, 6/6/2025	393,000	380,019
Series MTN, 4.69%, 9/15/2027	200,000	192,204
5.10%, 1/9/2026	210,000	207,073
5.16%, 1/10/2028 (b)	300,000	292,503
Series MTN, 5.52%, 7/17/2028 (b)	650,000	641,218
Truist Bank:
Series BKNT, 2.15%, 12/6/2024	627,000	597,807
Series BKNT, 2.25%, 3/11/2030	300,000	229,647
Series BKNT, 5 yr. CMT + 1.15%, 2.64%, 9/17/2029 (b) (c)	570,000	529,405
Series BKNT, 3.30%, 5/15/2026	211,000	194,325
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (b)	132,000	120,861
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	271,000	239,905
Series MTN, 1.95%, 6/5/2030 (b)	148,000	112,958
Series MTN, 2.85%, 10/26/2024	688,000	664,064
Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/19/2029 (b)	$708,000	$619,613
4.00%, 5/1/2025 (b)	640,000	617,562
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (c)	200,000	192,556
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	277,000	260,073
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	356,000	303,572
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	552,000	493,361
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	1,050,000	989,467
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b) (c)	177,000	175,129
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	340,000	336,148
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	283,000	272,280
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	234,000	170,497
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	295,000	259,765
Series V, 2.38%, 7/22/2026	410,000	373,465
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	340,000	237,905
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	159,000	119,899
Series W, 3.10%, 4/27/2026	177,000	164,475
Series MTN, 3.90%, 4/26/2028	242,000	222,500
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	1,103,000	1,035,849
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	500,000	467,645
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	655,000	577,992
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	200,000	174,302
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	588,000	582,614
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	230,000	223,999

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	$1,073,000	$1,010,777
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	654,000	619,358
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025	347,000	329,483
Series BKNT, 2.80%, 1/27/2025	210,000	201,243
UBS AG 5.65%, 9/11/2028	1,250,000	1,229,762
UBS Group AG:
3.75%, 3/26/2025	389,000	374,055
4.55%, 4/17/2026	462,000	443,839
4.88%, 5/15/2045 (b)	265,000	217,743
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	969,492
Webster Financial Corp. 4.10%, 3/25/2029	130,000	111,417
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (c)	1,121,000	1,058,123
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	632,000	593,290
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	519,000	455,277
Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (c)	945,000	905,140
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	715,000	577,992
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	453,000	377,041
3.00%, 4/22/2026	1,613,000	1,502,639
3.00%, 10/23/2026	1,253,000	1,150,003
Series MTN, 3.00%, 2/19/2025	1,135,000	1,090,270
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	828,700	552,975
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	533,000	494,736
Series MTN, 3.30%, 9/9/2024 (b)	828,300	807,493
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,061,000	856,641
Series MTN, 3.55%, 9/29/2025	774,000	739,294
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b) (c)	805,000	736,020
3.90%, 5/1/2045 (b)	557,000	405,429
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	$780,000	$751,358
Series MTN, 4.10%, 6/3/2026	443,400	421,252
Series MTN, 4.15%, 1/24/2029 (b)	812,000	745,359
Series GMTN, 4.30%, 7/22/2027 (b)	604,000	569,010
Series MTN, 4.40%, 6/14/2046	618,000	456,158
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	439,500	398,653
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	498,000	390,068
Series MTN, 4.65%, 11/4/2044	451,000	349,042
Series MTN, 4.75%, 12/7/2046	103,000	79,976
Series GMTN, 4.90%, 11/17/2045	264,000	211,232
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	2,307,000	2,088,458
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,593,000	1,336,623
5.38%, 11/2/2043	954,000	822,482
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,586,000	1,485,337
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,450,000	1,374,034
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,290,000	1,258,369
5.61%, 1/15/2044	798,300	709,146
Wells Fargo Bank NA:
5.45%, 8/7/2026	625,000	621,875
Series BKNT, 5.85%, 2/1/2037	356,000	339,877
Westpac Banking Corp.:
1.02%, 11/18/2024	545,000	517,265
1.15%, 6/3/2026	629,000	562,112
1.95%, 11/20/2028	453,000	383,152
2.15%, 6/3/2031	260,000	206,271
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	500,000	374,320
2.70%, 8/19/2026	100,000	92,715
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (c)	956,000	903,105
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	324,000	240,042
3.13%, 11/18/2041	193,000	118,409
3.35%, 3/8/2027	582,000	543,163

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 1/25/2028	$762,000	$705,795
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b) (c)	379,000	351,166
5.35%, 10/18/2024	695,000	692,074
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	344,000	313,033
5.46%, 11/18/2027	585,000	584,485
		371,854,635
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	928,000	891,724
4.70%, 2/1/2036	1,525,000	1,397,373
4.90%, 2/1/2046	2,610,000	2,272,866
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	150,000	127,319
4.70%, 2/1/2036	338,000	308,469
4.90%, 2/1/2046	332,000	289,043
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	285,000	253,738
4.00%, 4/13/2028	701,000	662,704
4.38%, 4/15/2038	464,000	402,441
4.44%, 10/6/2048	788,000	646,759
4.50%, 6/1/2050 (b)	160,000	133,229
4.60%, 4/15/2048	495,500	419,213
4.60%, 6/1/2060	500,000	409,430
4.75%, 1/23/2029	1,158,000	1,122,808
4.90%, 1/23/2031 (b)	403,000	392,087
4.95%, 1/15/2042	525,000	475,146
5.45%, 1/23/2039	312,000	301,851
5.55%, 1/23/2049	1,160,000	1,113,983
5.80%, 1/23/2059	430,000	420,312
8.00%, 11/15/2039	96,000	114,178
8.20%, 1/15/2039	296,000	361,271
Brown-Forman Corp. 4.00%, 4/15/2038	235,000	193,635
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	466,511	393,558
1.38%, 3/15/2031	559,000	426,539
1.45%, 6/1/2027 (b)	297,000	262,346
1.65%, 6/1/2030	442,000	353,750
2.00%, 3/5/2031	183,000	146,933
2.13%, 9/6/2029 (b)	136,000	115,872
2.25%, 1/5/2032 (b)	350,000	283,567
2.50%, 6/1/2040	350,000	237,342
2.50%, 3/15/2051	635,000	377,596
2.60%, 6/1/2050	421,000	257,193
2.88%, 5/5/2041	394,000	279,815
3.38%, 3/25/2027	832,000	787,546
3.45%, 3/25/2030	734,000	663,352
Security Description	Principal Amount	Value
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032 (b)	$322,000	$238,444
5.25%, 11/26/2043	1,000	910
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	124,470
2.88%, 5/1/2030	325,000	272,438
3.15%, 8/1/2029	248,200	217,495
3.60%, 2/15/2028 (b)	545,000	500,779
4.35%, 5/9/2027	128,000	122,309
4.50%, 5/9/2047	321,000	254,396
4.65%, 11/15/2028	123,000	117,181
4.75%, 11/15/2024	396,000	390,773
5.00%, 2/2/2026	419,000	411,533
5.25%, 11/15/2048	450,000	397,390
Diageo Capital PLC:
1.38%, 9/29/2025	250,000	230,765
2.00%, 4/29/2030	381,400	308,953
2.13%, 4/29/2032	193,000	149,361
3.88%, 5/18/2028	285,000	269,667
5.30%, 10/24/2027	495,000	493,762
5.50%, 1/24/2033	250,000	250,595
Diageo Investment Corp. 7.45%, 4/15/2035	101,000	116,134
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	1,000	703
4.38%, 5/10/2043	1,000	801
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	154,000	121,186
2.55%, 9/15/2026	172,000	157,858
3.20%, 5/1/2030	376,000	323,638
3.35%, 3/15/2051	325,000	207,964
3.40%, 11/15/2025	250,000	238,233
3.80%, 5/1/2050	115,000	81,221
4.05%, 4/15/2032 (b)	393,000	346,634
4.42%, 5/25/2025	152,000	148,682
4.42%, 12/15/2046	302,000	234,476
4.50%, 11/15/2045	183,000	146,486
4.60%, 5/25/2028 (b)	190,000	182,601
Molson Coors Beverage Co.:
3.00%, 7/15/2026	790,000	734,360
4.20%, 7/15/2046 (b)	356,000	267,214
5.00%, 5/1/2042	414,000	355,630
PepsiCo, Inc.:
1.40%, 2/25/2031	122,500	94,154
1.63%, 5/1/2030	435,000	348,883
1.95%, 10/21/2031 (b)	275,000	216,780
2.25%, 3/19/2025	682,000	651,460
2.38%, 10/6/2026	565,000	524,303
2.63%, 10/21/2041	722,000	489,711
2.75%, 3/19/2030	931,000	805,045
2.75%, 10/21/2051	592,000	367,383
2.88%, 10/15/2049 (b)	233,000	151,876
3.00%, 10/15/2027	252,000	233,599

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 10/6/2046	$821,000	$602,696
3.60%, 2/18/2028	330,000	311,886
3.90%, 7/18/2032	360,000	327,481
4.00%, 3/5/2042	100,000	80,861
4.20%, 7/18/2052	575,000	473,553
4.45%, 2/15/2033 (b)	200,000	191,232
4.55%, 2/13/2026 (b)	130,000	128,574
4.65%, 2/15/2053 (b)	100,000	88,886
		31,798,393
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	810,000	680,926
2.00%, 1/15/2032	100,000	75,695
2.20%, 2/21/2027	740,000	664,135
2.45%, 2/21/2030	475,000	393,086
2.60%, 8/19/2026	289,000	266,785
2.77%, 9/1/2053	231,000	128,314
3.13%, 5/1/2025	272,000	261,096
3.15%, 2/21/2040	489,000	344,642
3.20%, 11/2/2027	653,000	599,343
3.35%, 2/22/2032	540,000	455,058
3.38%, 2/21/2050	421,000	275,363
4.05%, 8/18/2029	250,000	231,745
4.20%, 2/22/2052	683,000	509,900
4.40%, 5/1/2045	610,000	482,669
4.40%, 2/22/2062	592,000	438,968
4.56%, 6/15/2048	474,000	380,266
4.66%, 6/15/2051	592,000	478,478
4.95%, 10/1/2041	238,000	206,862
5.15%, 3/2/2028	921,000	905,435
5.15%, 11/15/2041	382,000	337,455
5.25%, 3/2/2025	1,075,000	1,066,916
5.25%, 3/2/2033	1,100,000	1,051,226
5.51%, 3/2/2026	335,000	332,531
5.60%, 3/2/2043	1,300,000	1,209,260
5.65%, 6/15/2042	218,000	203,098
5.65%, 3/2/2053	1,072,000	1,001,977
5.75%, 3/2/2063 (b)	353,000	325,978
6.40%, 2/1/2039	250,000	255,543
Baxalta, Inc. 4.00%, 6/23/2025	169,000	163,923
Biogen, Inc.:
2.25%, 5/1/2030	474,000	378,228
3.15%, 5/1/2050	379,000	231,724
4.05%, 9/15/2025	937,000	904,711
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	160,000	147,528
Gilead Sciences, Inc.:
1.20%, 10/1/2027	541,000	459,958
1.65%, 10/1/2030 (b)	293,000	228,578
2.60%, 10/1/2040	262,000	172,260
2.80%, 10/1/2050	151,000	90,499
2.95%, 3/1/2027	410,000	378,303
3.50%, 2/1/2025	814,000	790,597
3.65%, 3/1/2026	1,002,000	959,034
Security Description	Principal Amount	Value
4.00%, 9/1/2036	$318,000	$269,931
4.15%, 3/1/2047	450,000	355,370
4.75%, 3/1/2046	593,000	507,816
4.80%, 4/1/2044	537,000	466,503
Illumina, Inc.:
2.55%, 3/23/2031	140,000	108,650
5.75%, 12/13/2027	191,000	187,667
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	443,000	340,990
Royalty Pharma PLC:
1.20%, 9/2/2025	480,438	436,651
2.15%, 9/2/2031 (b)	221,000	165,315
2.20%, 9/2/2030	163,000	126,177
3.55%, 9/2/2050	575,000	352,211
		21,785,374
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (b)	130,000	120,143
1.85%, 5/15/2027	488,000	433,032
2.05%, 5/15/2030 (b)	378,000	310,107
2.70%, 5/15/2040	289,000	198,095
2.80%, 5/15/2050	107,000	67,461
Albemarle Corp. 5.45%, 12/1/2044	278,000	239,778
Cabot Corp.:
4.00%, 7/1/2029	200,000	180,966
5.00%, 6/30/2032	113,000	103,010
Celanese U.S. Holdings LLC:
6.05%, 3/15/2025	540,000	537,921
6.17%, 7/15/2027	348,000	343,107
6.33%, 7/15/2029	498,000	488,150
6.70%, 11/15/2033	500,000	486,740
CF Industries, Inc.:
4.95%, 6/1/2043	370,000	298,416
5.15%, 3/15/2034	202,000	185,345
5.38%, 3/15/2044	415,000	354,879
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	225,000	178,303
4.38%, 11/15/2042	588,000	459,005
4.63%, 10/1/2044	510,000	404,185
4.80%, 11/30/2028 (b)	131,000	126,794
5.25%, 11/15/2041	694,000	617,278
6.30%, 3/15/2033	140,000	144,292
7.38%, 11/1/2029	628,000	673,907
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	715,000	697,940
4.73%, 11/15/2028 (b)	541,000	522,855
5.32%, 11/15/2038	376,000	350,755
5.42%, 11/15/2048 (b)	346,000	317,206
Eastman Chemical Co.:
4.50%, 12/1/2028	315,000	296,380
4.80%, 9/1/2042	865,000	697,112

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	$190,000	$143,617
2.70%, 11/1/2026	200,000	185,344
2.70%, 12/15/2051	314,000	183,878
4.80%, 3/24/2030	313,000	304,602
5.25%, 1/15/2028	770,000	768,175
EIDP, Inc.:
2.30%, 7/15/2030	215,000	174,079
4.80%, 5/15/2033 (b)	510,000	475,238
FMC Corp.:
3.20%, 10/1/2026	170,000	155,439
3.45%, 10/1/2029	300,000	252,504
4.50%, 10/1/2049	862,000	588,143
5.65%, 5/18/2033 (b)	525,000	473,959
Huntsman International LLC 4.50%, 5/1/2029 (b)	152,000	137,330
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	273,000	183,279
5.00%, 9/26/2048	250,000	186,675
Linde, Inc.:
1.10%, 8/10/2030	250	192
2.00%, 8/10/2050	155,000	78,819
3.55%, 11/7/2042	186,000	138,191
Lubrizol Corp. 6.50%, 10/1/2034	78,000	86,925
LYB International Finance BV 4.88%, 3/15/2044 (b)	289,000	231,876
LYB International Finance III LLC:
1.25%, 10/1/2025	115,429	105,164
2.25%, 10/1/2030 (b)	183,000	145,232
3.38%, 10/1/2040	140,000	95,238
3.63%, 4/1/2051	436,000	277,789
3.80%, 10/1/2060	100,000	61,045
4.20%, 10/15/2049	58,000	40,985
4.20%, 5/1/2050	319,000	224,528
5.63%, 5/15/2033 (b)	500,000	480,895
LyondellBasell Industries NV 4.63%, 2/26/2055	174,000	128,285
Mosaic Co.:
4.05%, 11/15/2027	256,000	240,243
4.88%, 11/15/2041	399,000	317,712
5.45%, 11/15/2033 (b)	300,000	281,256
5.63%, 11/15/2043	100,000	87,160
NewMarket Corp. 2.70%, 3/18/2031	215,000	168,530
Nutrien Ltd.:
2.95%, 5/13/2030	225,000	187,954
3.00%, 4/1/2025	131,000	125,129
4.00%, 12/15/2026	628,000	595,231
4.13%, 3/15/2035	260,000	215,392
4.90%, 6/1/2043	140,000	114,967
5.63%, 12/1/2040 (b)	150,000	135,474
5.90%, 11/7/2024	530,000	528,638
5.95%, 11/7/2025	101,000	101,023
Security Description	Principal Amount	Value
PPG Industries, Inc.:
1.20%, 3/15/2026	$135,000	$121,191
3.75%, 3/15/2028 (b)	428,000	398,083
RPM International, Inc. 3.75%, 3/15/2027	331,000	308,078
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	245,000	187,565
2.30%, 5/15/2030	380,000	307,823
2.90%, 3/15/2052	150,000	86,693
2.95%, 8/15/2029	464,000	400,975
3.45%, 8/1/2025	117,000	112,290
3.45%, 6/1/2027	269,000	250,369
4.50%, 6/1/2047	305,000	243,847
Westlake Corp.:
3.13%, 8/15/2051	141,000	81,233
3.38%, 6/15/2030	305,000	258,698
3.60%, 8/15/2026 (b)	175,000	165,083
4.38%, 11/15/2047	135,000	98,740
		22,259,965
COAL — 0.0% (a)
Teck Resources Ltd.:
3.90%, 7/15/2030 (b)	500,000	434,230
6.00%, 8/15/2040	123,000	110,141
6.13%, 10/1/2035	289,000	276,301
		820,672
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	406,000	296,778
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	317,000	244,619
1.70%, 5/15/2028	125,000	107,844
3.38%, 9/15/2025 (b)	274,000	264,092
Block Financial LLC 3.88%, 8/15/2030	121,000	103,997
California Endowment Series 2021, 2.50%, 4/1/2051	280,000	161,641
California Institute of Technology 4.32%, 8/1/2045	289,000	237,364
Cintas Corp. No. 2 3.70%, 4/1/2027	285,000	270,132
Claremont Mckenna College 3.78%, 1/1/2122	175,000	106,155
Duke University:
Series 2020, 2.68%, 10/1/2044	719,000	481,931
Series 2020, 2.83%, 10/1/2055	138,000	84,510
Emory University:
Series 2020, 2.14%, 9/1/2030	304,000	247,882

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 2.97%, 9/1/2050	$257,000	$162,956
Equifax, Inc.:
2.35%, 9/15/2031	323,000	245,180
3.10%, 5/15/2030 (b)	150,000	124,998
5.10%, 12/15/2027	475,000	460,085
Ford Foundation Series 2020, 2.82%, 6/1/2070	125,000	68,312
George Washington University:
Series 2014, 4.30%, 9/15/2044	130,000	105,878
Series 2015, 4.87%, 9/15/2045	262,000	231,189
Georgetown University Series B, 4.32%, 4/1/2049 (b)	135,000	108,765
Global Payments, Inc.:
1.20%, 3/1/2026 (b)	469,000	418,367
2.15%, 1/15/2027	200,000	176,266
2.65%, 2/15/2025	181,000	172,475
2.90%, 5/15/2030	283,000	231,279
2.90%, 11/15/2031	260,000	203,830
3.20%, 8/15/2029	492,000	418,293
4.15%, 8/15/2049	239,000	164,226
4.45%, 6/1/2028	377,000	349,174
4.80%, 4/1/2026 (b)	160,000	155,099
4.95%, 8/15/2027	215,000	206,507
5.95%, 8/15/2052	344,000	307,371
GXO Logistics, Inc. 2.65%, 7/15/2031	264,000	201,179
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	219,000	173,387
Series A, 4.71%, 7/1/2032	167,000	159,350
Leland Stanford Junior University:
2.41%, 6/1/2050	317,000	185,290
3.65%, 5/1/2048 (b)	285,000	219,430
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	315,000	209,368
3.89%, 7/1/2116	357,000	244,852
4.68%, 7/1/2114	350,000	289,012
Moody's Corp.:
2.00%, 8/19/2031	153,000	118,509
2.75%, 8/19/2041	150,000	97,524
3.75%, 2/25/2052	234,000	164,862
4.25%, 8/8/2032	393,000	356,361
4.88%, 12/17/2048	303,000	258,686
5.25%, 7/15/2044	144,000	129,904
Northwestern University 4.64%, 12/1/2044	341,000	306,402
PayPal Holdings, Inc.:
1.65%, 6/1/2025 (b)	149,000	139,430
Security Description	Principal Amount	Value
2.30%, 6/1/2030 (b)	$305,000	$249,026
2.40%, 10/1/2024	548,000	530,239
2.65%, 10/1/2026	538,000	496,047
2.85%, 10/1/2029	489,000	424,012
3.25%, 6/1/2050 (b)	247,000	161,738
3.90%, 6/1/2027 (b)	100,000	95,421
4.40%, 6/1/2032 (b)	264,000	244,113
5.05%, 6/1/2052	263,000	234,756
5.25%, 6/1/2062	162,000	142,915
President & Fellows of Harvard College:
3.15%, 7/15/2046	296,000	206,907
3.30%, 7/15/2056	467,500	312,645
Quanta Services, Inc.:
0.95%, 10/1/2024	180,000	170,289
3.05%, 10/1/2041	205,000	130,624
RELX Capital, Inc.:
3.00%, 5/22/2030	210,000	179,489
4.00%, 3/18/2029	300,000	279,354
4.75%, 5/20/2032 (b)	200,000	186,660
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	135,000	77,670
S&P Global, Inc.:
1.25%, 8/15/2030	164,000	124,991
2.30%, 8/15/2060	235,000	115,526
2.45%, 3/1/2027	369,000	336,111
2.90%, 3/1/2032 (b)	335,000	275,460
3.70%, 3/1/2052 (b)	386,000	278,727
4.25%, 5/1/2029	820,000	773,121
4.75%, 8/1/2028 (b)	455,000	443,525
COR, 5.25%, 9/15/2033 (e)	160,000	155,856
Trustees of Boston College 3.13%, 7/1/2052	149,000	97,430
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	529,000	324,340
Trustees of the University of Pennsylvania:
Series 2020, 2.40%, 10/1/2050	50,000	28,250
3.61%, 2/15/2119	225,000	143,244
University of Chicago:
Series 20B, 2.76%, 4/1/2045	200,000	144,220
4.00%, 10/1/2053	335,000	261,823
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	200,000	148,014
University of Southern California:
2.81%, 10/1/2050	428,000	262,865

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 21A, 2.95%, 10/1/2051	$120,000	$75,684
3.03%, 10/1/2039	360,000	271,321
Series 2017, 3.84%, 10/1/2047	100,000	77,574
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	66,856
4.00%, 6/15/2025	148,000	143,461
5.75%, 4/1/2033 (b)	286,000	283,443
Washington University Series 2022, 3.52%, 4/15/2054	100,000	71,177
William Marsh Rice University 3.77%, 5/15/2055	145,000	107,937
Yale University Series 2020, 1.48%, 4/15/2030	171,000	136,053
		19,439,655
COMPUTERS — 0.5%
Apple, Inc.:
0.55%, 8/20/2025 (b)	483,000	442,737
0.70%, 2/8/2026	739,000	665,536
1.13%, 5/11/2025	519,000	485,358
1.20%, 2/8/2028	578,000	492,889
1.40%, 8/5/2028	342,000	289,609
1.65%, 5/11/2030	457,000	370,188
1.65%, 2/8/2031	685,000	542,534
1.70%, 8/5/2031 (b)	305,000	239,940
2.05%, 9/11/2026	406,200	373,375
2.20%, 9/11/2029	797,000	682,654
2.45%, 8/4/2026	909,000	844,770
2.65%, 5/11/2050	721,000	439,464
2.65%, 2/8/2051	1,031,000	625,508
2.70%, 8/5/2051	635,000	386,150
2.75%, 1/13/2025	861,000	832,501
2.80%, 2/8/2061	120,000	70,157
2.90%, 9/12/2027	318,000	293,593
2.95%, 9/11/2049	259,000	170,888
3.00%, 6/20/2027 (b)	555,000	516,600
3.00%, 11/13/2027	534,000	493,074
3.20%, 5/11/2027	684,000	641,996
3.25%, 2/23/2026	872,000	833,048
3.35%, 2/9/2027	1,100,000	1,039,478
3.35%, 8/8/2032	487,000	429,105
3.45%, 2/9/2045	252,000	189,244
3.75%, 9/12/2047	418,000	323,256
3.75%, 11/13/2047	302,000	232,745
3.85%, 5/4/2043	1,205,000	972,543
3.85%, 8/4/2046	623,000	490,164
3.95%, 8/8/2052	1,089,000	850,716
4.25%, 2/9/2047	257,000	217,743
4.38%, 5/13/2045	622,000	535,194
4.45%, 5/6/2044 (b)	223,000	199,143
4.50%, 2/23/2036 (b)	397,000	377,571
4.65%, 2/23/2046	774,000	688,690
Security Description	Principal Amount	Value
CGI, Inc.:
1.45%, 9/14/2026	$170,000	$149,966
2.30%, 9/14/2031	86,000	64,608
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	264,000	176,788
3.45%, 12/15/2051 (e)	500,000	310,305
4.90%, 10/1/2026	498,000	486,028
5.25%, 2/1/2028	310,000	305,142
5.30%, 10/1/2029 (b)	377,500	366,262
5.75%, 2/1/2033 (b)	110,000	106,928
5.85%, 7/15/2025	460,000	459,269
6.02%, 6/15/2026	1,210,000	1,213,715
8.10%, 7/15/2036	509,000	567,494
8.35%, 7/15/2046	143,000	166,538
Dell, Inc. 7.10%, 4/15/2028	100,000	106,055
DXC Technology Co.:
1.80%, 9/15/2026 (b)	150,000	131,640
2.38%, 9/15/2028 (b)	400,000	325,200
Fortinet, Inc. 1.00%, 3/15/2026	110,000	98,007
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	165,000	149,866
4.90%, 10/15/2025	1,280,000	1,256,320
HP, Inc.:
1.45%, 6/17/2026 (b)	575,000	514,360
3.00%, 6/17/2027	461,000	418,805
4.00%, 4/15/2029 (b)	230,000	209,988
4.20%, 4/15/2032	200,000	172,948
4.75%, 1/15/2028	5,000	4,792
5.50%, 1/15/2033 (b)	525,000	492,114
6.00%, 9/15/2041 (b)	476,000	447,059
International Business Machines Corp.:
1.95%, 5/15/2030 (b)	305,000	244,784
2.72%, 2/9/2032 (b)	232,000	189,841
2.85%, 5/15/2040	695,000	466,463
2.95%, 5/15/2050	155,000	92,741
3.30%, 5/15/2026	1,609,000	1,523,578
3.30%, 1/27/2027	150,000	140,313
3.43%, 2/9/2052	200,000	130,536
3.45%, 2/19/2026	401,000	382,109
3.50%, 5/15/2029	833,000	752,857
4.00%, 7/27/2025	255,000	248,214
4.00%, 6/20/2042	183,000	141,959
4.15%, 5/15/2039	409,000	331,887
4.25%, 5/15/2049 (b)	889,000	686,646
4.50%, 2/6/2026	423,000	413,686
4.50%, 2/6/2028	255,000	246,205
4.90%, 7/27/2052	400,000	337,908
5.10%, 2/6/2053	200,000	175,630
6.50%, 1/15/2028	290,000	302,705
Kyndryl Holdings, Inc. 3.15%, 10/15/2031 (b)	250,000	188,855

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Leidos, Inc.:
2.30%, 2/15/2031	$440,000	$337,608
4.38%, 5/15/2030	176,000	157,300
5.75%, 3/15/2033	200,000	191,278
NetApp, Inc.:
1.88%, 6/22/2025	347,000	324,376
2.70%, 6/22/2030	258,000	209,140
Western Digital Corp.:
2.85%, 2/1/2029	300,000	240,441
3.10%, 2/1/2032 (b)	336,000	245,760
4.75%, 2/15/2026	637,000	606,220
		35,287,398
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	617,000	586,286
2.49%, 2/15/2027	160,800	144,792
2.70%, 2/15/2031	136,000	110,195
2.72%, 2/15/2030	782,000	651,954
3.38%, 4/5/2040	171,000	122,238
3.58%, 4/5/2050	477,000	322,280
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (b)	252,000	218,363
5.88%, 6/1/2033	420,000	404,145
Johnson Controls International PLC:
3.90%, 2/14/2026	124,000	118,718
4.50%, 2/15/2047	198,000	158,461
4.95%, 7/2/2064 (f)	486,000	389,067
6.00%, 1/15/2036	260,000	257,644
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
2.00%, 9/16/2031	250,000	190,893
4.90%, 12/1/2032	100,000	95,395
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	115,000	90,055
Series CB, 2.50%, 3/15/2030	367,000	300,588
3.20%, 7/15/2051	150,000	93,861
3.50%, 12/15/2027 (b)	461,000	424,609
4.25%, 12/15/2047	347,000	263,616
Masco Corp.:
1.50%, 2/15/2028 (b)	138,000	115,616
2.00%, 10/1/2030	345,000	264,194
3.50%, 11/15/2027	120,000	109,608
Mohawk Industries, Inc. 5.85%, 9/18/2028 (b)	175,000	173,698
Owens Corning:
3.40%, 8/15/2026	354,000	331,326
3.88%, 6/1/2030	201,000	177,670
3.95%, 8/15/2029	140,000	126,869
4.20%, 12/1/2024	161,000	157,592
4.30%, 7/15/2047	126,000	95,441
Security Description	Principal Amount	Value
Vulcan Materials Co.:
3.50%, 6/1/2030 (b)	$587,000	$511,371
3.90%, 4/1/2027	145,000	136,564
		7,143,109
COSMETICS/PERSONAL CARE — 0.0% (a)
Unilever Capital Corp.:
4.88%, 9/8/2028	400,000	393,820
5.00%, 12/8/2033	400,000	387,516
		781,336
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028 (e)	500,000	488,510
6.25%, 6/15/2033 (e)	200,000	193,450
WW Grainger, Inc. 4.20%, 5/15/2047	610,000	498,053
		1,180,013
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	793,000	754,555
1.75%, 1/30/2026	340,000	306,585
Series 3NC1, 1.75%, 10/29/2024	450,000	428,891
2.45%, 10/29/2026	1,120,000	1,004,035
3.00%, 10/29/2028	1,620,000	1,386,979
3.30%, 1/30/2032	1,382,000	1,100,224
3.40%, 10/29/2033	298,000	230,932
3.50%, 1/15/2025	666,000	642,230
3.65%, 7/21/2027	447,000	405,925
3.88%, 1/23/2028	100,000	90,849
4.45%, 10/1/2025	217,000	208,923
4.45%, 4/3/2026	183,000	175,726
5.75%, 6/6/2028 (b)	155,000	151,714
6.15%, 9/30/2030 (b)	365,000	359,996
6.50%, 7/15/2025	375,000	375,184
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	386,000	322,036
Air Lease Corp.:
1.88%, 8/15/2026	300,000	266,097
Series MTN, 2.30%, 2/1/2025	151,000	143,056
Series MTN, 2.88%, 1/15/2026	313,000	291,087
Series MTN, 2.88%, 1/15/2032	124,000	96,804
Series MTN, 3.00%, 2/1/2030	234,000	192,158
3.13%, 12/1/2030	417,000	339,246
3.25%, 3/1/2025	328,000	313,680
3.38%, 7/1/2025	390,000	370,130
Series GMTN, 3.75%, 6/1/2026	982,000	925,456

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/1/2028	$562,000	$520,878
5.30%, 2/1/2028	200,000	193,318
5.85%, 12/15/2027	255,000	251,354
Aircastle Ltd. 4.25%, 6/15/2026	288,000	272,540
Ally Financial, Inc.:
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	425,000	415,871
7.10%, 11/15/2027 (b)	400,000	399,376
8.00%, 11/1/2031	210,000	212,358
8.00%, 11/1/2031 (b)	639,000	643,556
American Express Co.:
2.25%, 3/4/2025	240,000	228,053
2.55%, 3/4/2027	885,000	799,137
3.00%, 10/30/2024	498,000	483,045
3.13%, 5/20/2026	310,000	291,657
3.30%, 5/3/2027	482,000	443,729
3.95%, 8/1/2025	905,000	875,551
4.05%, 5/3/2029	820,000	762,994
4.05%, 12/3/2042 (b)	285,000	227,307
4.20%, 11/6/2025	663,000	642,281
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	250,000	222,488
4.90%, 2/13/2026	300,000	294,156
SOFR + 2.26%, 4.99%, 5/26/2033 (b) (c)	203,000	185,406
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	160,000	147,531
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	400,000	377,948
5.85%, 11/5/2027 (b)	480,000	483,341
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	110,000	102,489
3.00%, 4/2/2025	236,000	226,343
5.15%, 5/15/2033	80,000	75,546
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	210,000	179,508
BGC Partners, Inc. 8.00%, 5/25/2028 (e)	235,000	228,660
BlackRock, Inc.:
1.90%, 1/28/2031	430,000	338,543
2.40%, 4/30/2030	267,000	222,256
3.20%, 3/15/2027	468,000	437,739
3.25%, 4/30/2029	269,000	242,743
4.75%, 5/25/2033	2,055,000	1,926,275
Brookfield Corp. 4.00%, 1/15/2025	431,000	419,178
Brookfield Finance, Inc.:
2.72%, 4/15/2031	150,000	118,941
3.90%, 1/25/2028 (b)	401,000	369,133
4.25%, 6/2/2026	111,000	106,270
4.35%, 4/15/2030	150,000	135,143
4.85%, 3/29/2029 (b)	653,000	618,561
Security Description	Principal Amount	Value
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	$217,000	$188,530
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	296,000	201,697
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	661,000	623,151
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	474,000	396,501
3.30%, 10/30/2024	1,070,000	1,036,894
3.65%, 5/11/2027	259,600	237,194
3.75%, 7/28/2026	752,000	696,984
3.75%, 3/9/2027	667,200	610,481
3.80%, 1/31/2028 (b)	362,300	326,074
4.20%, 10/29/2025	17,760	16,927
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	350,000	332,101
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	250,000	230,963
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	147,306
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	452,060
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	850,000	800,972
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	425,000	376,682
1.65%, 3/11/2031 (b)	293,000	216,272
1.95%, 12/1/2031	268,000	196,666
2.00%, 3/20/2028	359,000	302,985
2.30%, 5/13/2031	235,000	181,293
2.45%, 3/3/2027 (b)	376,000	334,892
2.75%, 10/1/2029	154,000	129,559
2.90%, 3/3/2032 (b)	334,000	263,289
3.00%, 3/10/2025	68,000	65,124
3.20%, 3/2/2027	150,000	137,057
3.25%, 5/22/2029	222,000	192,279
3.30%, 4/1/2027	224,000	205,280
3.45%, 2/13/2026	213,000	201,332
3.85%, 5/21/2025 (b)	323,000	311,953
4.00%, 2/1/2029	184,000	168,881
4.63%, 3/22/2030 (b)	125,000	116,836
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	865,000	846,870
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	219,000	208,346
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	525,000	509,628
CI Financial Corp. 3.20%, 12/17/2030 (b)	297,000	225,007
CME Group, Inc.:
3.00%, 3/15/2025 (b)	347,000	334,470
3.75%, 6/15/2028	213,000	201,138
5.30%, 9/15/2043	187,000	179,488
Credit Suisse USA, Inc. 7.13%, 7/15/2032	97,000	103,354

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Discover Financial Services:
3.75%, 3/4/2025	$68,000	$65,158
4.10%, 2/9/2027	344,000	312,125
6.70%, 11/29/2032	460,000	444,291
Franklin Resources, Inc. 1.60%, 10/30/2030	200,000	151,706
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	658,000	481,044
2.10%, 6/15/2030	424,000	339,102
3.00%, 6/15/2050	581,000	358,425
3.00%, 9/15/2060	190,000	108,334
3.10%, 9/15/2027	260,000	238,524
3.65%, 5/23/2025	635,000	613,645
3.75%, 9/21/2028 (b)	357,000	330,443
4.00%, 9/15/2027	410,000	387,975
4.25%, 9/21/2048	271,000	212,613
4.35%, 6/15/2029	430,000	404,419
4.60%, 3/15/2033 (b)	168,000	153,955
4.95%, 6/15/2052	280,000	242,547
5.20%, 6/15/2062	235,000	205,416
Invesco Finance PLC 3.75%, 1/15/2026	125,000	119,468
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	505,000	383,553
2.75%, 10/15/2032 (b)	307,000	228,454
4.15%, 1/23/2030	384,000	338,350
4.85%, 1/15/2027	119,000	114,123
5.88%, 7/21/2028	270,000	264,165
Lazard Group LLC 3.63%, 3/1/2027	176,000	161,017
Legg Mason, Inc. 5.63%, 1/15/2044	136,000	125,015
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	145,461
2.00%, 3/3/2025	298,200	284,134
2.00%, 11/18/2031	225,000	176,240
2.95%, 11/21/2026	320,000	299,677
2.95%, 3/15/2051	449,000	290,126
3.30%, 3/26/2027	190,000	178,448
3.35%, 3/26/2030	399,000	356,690
3.50%, 2/26/2028 (b)	179,000	167,671
3.65%, 6/1/2049	151,000	112,596
3.80%, 11/21/2046	147,000	113,046
3.85%, 3/26/2050	318,000	245,302
3.95%, 2/26/2048	115,000	90,773
4.88%, 3/9/2028 (b)	355,000	351,919
Nasdaq, Inc.:
2.50%, 12/21/2040	449,000	274,932
3.85%, 6/30/2026	242,000	230,919
5.55%, 2/15/2034	415,000	395,906
5.95%, 8/15/2053	150,000	140,112
Nomura Holdings, Inc.:
1.65%, 7/14/2026	342,000	302,311
1.85%, 7/16/2025	186,000	172,007
Security Description	Principal Amount	Value
2.17%, 7/14/2028	$574,000	$475,995
2.33%, 1/22/2027	647,000	569,509
2.61%, 7/14/2031 (b)	370,000	282,169
2.65%, 1/16/2025	214,000	204,239
2.68%, 7/16/2030	251,000	198,870
2.71%, 1/22/2029	185,000	154,773
3.00%, 1/22/2032	201,000	155,867
5.71%, 1/9/2026	231,000	228,383
5.84%, 1/18/2028	215,000	211,523
6.07%, 7/12/2028 (b)	545,000	538,907
6.09%, 7/12/2033 (b)	500,000	487,090
6.18%, 1/18/2033 (b)	220,000	216,449
ORIX Corp.:
3.70%, 7/18/2027	118,000	110,093
5.00%, 9/13/2027 (b)	165,000	161,195
5.20%, 9/13/2032	163,000	156,208
Private Export Funding Corp.:
Series PP, 1.40%, 7/15/2028	189,000	161,011
1.75%, 11/15/2024	888,000	847,765
Radian Group, Inc.:
4.50%, 10/1/2024	127,000	123,434
6.63%, 3/15/2025	143,000	142,166
Raymond James Financial, Inc.:
3.75%, 4/1/2051	356,000	241,631
4.95%, 7/15/2046	125,000	103,176
Stifel Financial Corp. 4.00%, 5/15/2030	89,000	75,377
Synchrony Financial:
2.88%, 10/28/2031	369,000	261,392
3.70%, 8/4/2026	143,000	129,052
3.95%, 12/1/2027 (b)	251,250	220,791
4.50%, 7/23/2025	500,000	474,195
Visa, Inc.:
1.10%, 2/15/2031	348,000	262,754
1.90%, 4/15/2027	850,000	762,501
2.00%, 8/15/2050	550,000	297,605
2.05%, 4/15/2030	401,000	331,182
2.70%, 4/15/2040	200,000	140,220
3.15%, 12/14/2025	736,000	702,799
4.15%, 12/14/2035	627,000	564,720
4.30%, 12/14/2045	1,136,000	955,546
Voya Financial, Inc.:
3.65%, 6/15/2026	164,000	154,155
4.80%, 6/15/2046	392,000	293,334
5.70%, 7/15/2043	221,000	193,455
Western Union Co.:
1.35%, 3/15/2026	120,000	106,888
2.75%, 3/15/2031	140,000	106,952
2.85%, 1/10/2025	211,000	201,914
		61,427,639
ELECTRIC — 2.0%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	282,000	222,484

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 6/1/2028	$223,000	$206,652
4.70%, 5/15/2032	125,000	114,334
5.25%, 5/15/2052	180,000	154,289
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	180,000	103,271
3.10%, 12/1/2026	171,000	159,487
3.15%, 9/15/2049	20,000	12,787
Series M, 3.65%, 4/1/2050	153,000	107,899
3.80%, 6/15/2049	254,000	183,746
4.00%, 12/1/2046	327,000	249,880
AES Corp.:
1.38%, 1/15/2026	185,000	164,711
2.45%, 1/15/2031 (b)	418,000	321,062
5.45%, 6/1/2028 (b)	350,000	337,823
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	200,000	152,788
3.00%, 3/15/2052	199,000	120,202
3.13%, 7/15/2051	185,000	112,833
3.45%, 10/1/2049	350,000	233,037
3.75%, 9/1/2027 (b)	200,000	188,692
3.75%, 3/1/2045	400,000	289,724
3.94%, 9/1/2032	235,000	207,000
4.30%, 1/2/2046	490,000	379,838
Ameren Corp.:
1.75%, 3/15/2028 (b)	150,000	127,257
1.95%, 3/15/2027	197,000	175,519
3.50%, 1/15/2031	234,000	200,788
3.65%, 2/15/2026	456,000	434,490
Ameren Illinois Co.:
1.55%, 11/15/2030	160,000	122,056
3.80%, 5/15/2028 (b)	200,000	187,902
5.90%, 12/1/2052	360,000	359,762
American Electric Power Co., Inc.:
2.30%, 3/1/2030	390,000	312,987
3.20%, 11/13/2027	263,000	240,024
Series J, 4.30%, 12/1/2028	344,000	322,672
5.75%, 11/1/2027	515,000	518,157
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	380,000	305,368
Series BB, 4.50%, 8/1/2032 (b)	575,000	514,935
Series Y, 4.50%, 3/1/2049	150,000	113,972
7.00%, 4/1/2038	175,000	186,009
Arizona Public Service Co.:
2.20%, 12/15/2031	450,000	340,519
3.15%, 5/15/2025	290,000	277,875
3.35%, 5/15/2050	124,000	77,686
3.50%, 12/1/2049	212,000	134,972
4.20%, 8/15/2048	175,000	125,759
4.25%, 3/1/2049	175,000	126,392
6.35%, 12/15/2032	50,000	51,185
Security Description	Principal Amount	Value
Atlantic City Electric Co. 2.30%, 3/15/2031	$521,000	$413,325
Avangrid, Inc.:
3.15%, 12/1/2024	152,000	146,463
3.20%, 4/15/2025	187,469	179,267
3.80%, 6/1/2029	171,000	151,874
Avista Corp.:
4.00%, 4/1/2052	200,000	141,940
4.35%, 6/1/2048	150,000	113,997
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	343,000	272,315
3.50%, 8/15/2046	31,000	21,076
3.75%, 8/15/2047	400,000	285,048
5.40%, 6/1/2053 (b)	357,000	327,265
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028 (b)	425,000	384,442
3.50%, 2/1/2025	243,000	235,669
3.70%, 7/15/2030	270,000	239,620
3.80%, 7/15/2048	624,000	434,198
4.05%, 4/15/2025	566,000	551,380
4.25%, 10/15/2050	300,000	221,199
5.15%, 11/15/2043	210,000	184,712
6.13%, 4/1/2036	1,035,000	1,040,113
Black Hills Corp.:
2.50%, 6/15/2030	55,000	43,935
3.05%, 10/15/2029	401,000	337,883
3.15%, 1/15/2027	50,000	45,824
3.88%, 10/15/2049	100,000	66,538
3.95%, 1/15/2026	175,000	166,931
4.35%, 5/1/2033	236,000	201,530
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	217,000	174,974
Series AA, 3.00%, 2/1/2027	224,000	207,005
Series AF, 3.35%, 4/1/2051	140,000	93,286
3.95%, 3/1/2048	486,000	367,688
Series AI, 4.45%, 10/1/2032	280,000	256,959
Series K2, 6.95%, 3/15/2033	106,000	115,285
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	125,000	99,899
2.95%, 3/1/2030	149,000	124,725
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	160,000	149,232
4.97%, 5/1/2046	436,000	329,367
CMS Energy Corp.:
3.00%, 5/15/2026	145,000	135,489
3.45%, 8/15/2027	194,000	179,167
Commonwealth Edison Co.:
2.55%, 6/15/2026 (b)	230,000	213,992

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 131, 2.75%, 9/1/2051	$215,000	$122,423
Series 122, 2.95%, 8/15/2027	25,000	22,864
Series 130, 3.13%, 3/15/2051	630,000	395,186
Series 127, 3.20%, 11/15/2049	310,000	196,881
3.65%, 6/15/2046	287,000	202,140
3.70%, 8/15/2028	198,000	183,588
Series 123, 3.75%, 8/15/2047	705,000	506,380
4.90%, 2/1/2033 (b)	305,000	290,473
5.30%, 2/1/2053	251,000	230,426
Series 103, 5.90%, 3/15/2036	175,000	175,046
Connecticut Light & Power Co.:
4.00%, 4/1/2048	258,000	196,630
5.25%, 1/15/2053	310,000	282,649
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	528,000	486,325
3.20%, 12/1/2051	170,000	106,126
Series 20A, 3.35%, 4/1/2030	275,000	241,150
3.60%, 6/15/2061	200,000	129,360
Series 2017, 3.88%, 6/15/2047	480,000	344,174
3.95%, 3/1/2043	150,000	112,634
Series A, 4.13%, 5/15/2049	320,000	237,315
Series 12-A, 4.20%, 3/15/2042	1,000	788
Series C, 4.30%, 12/1/2056	375,000	275,929
4.45%, 3/15/2044	344,000	275,754
4.50%, 12/1/2045	232,000	184,294
4.50%, 5/15/2058	330,000	250,229
4.63%, 12/1/2054	250,000	197,335
Series E, 4.65%, 12/1/2048	200,000	161,994
Series 09-C, 5.50%, 12/1/2039	140,000	128,447
5.70%, 6/15/2040	200,000	187,518
Series 06-A, 5.85%, 3/15/2036	220,000	213,961
6.15%, 11/15/2052	180,000	181,737
Constellation Energy Generation LLC:
3.25%, 6/1/2025	255,000	243,214
COR, 6.13%, 1/15/2034 (b)	150,000	149,949
6.25%, 10/1/2039	374,000	362,365
6.50%, 10/1/2053	130,000	130,478
Security Description	Principal Amount	Value
Consumers Energy Co.:
3.50%, 8/1/2051	$250,000	$172,823
3.95%, 5/15/2043	75,000	57,872
4.05%, 5/15/2048	225,000	173,194
4.20%, 9/1/2052	450,000	350,428
4.65%, 3/1/2028 (b)	533,000	520,133
4.90%, 2/15/2029	250,000	244,113
Dayton Power & Light Co. 3.95%, 6/15/2049	231,000	162,746
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	329,000	328,227
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	150,000	134,976
Series D, 2.85%, 8/15/2026	171,000	157,901
Series A, 3.30%, 3/15/2025	315,000	303,405
Series B, 3.30%, 4/15/2041	209,000	142,331
Series C, 3.38%, 4/1/2030	613,000	527,235
Series B, 3.60%, 3/15/2027 (b)	211,000	196,603
3.90%, 10/1/2025	148,300	142,776
Series C, 4.05%, 9/15/2042	689,000	504,486
4.25%, 6/1/2028	308,000	290,509
Series A, 4.60%, 3/15/2049	100,000	77,830
4.70%, 12/1/2044	288,000	229,308
Series C, 4.90%, 8/1/2041	370,000	308,273
Series F, 5.25%, 8/1/2033	159,000	148,743
5.38%, 11/15/2032	250,000	238,695
Series B, 5.95%, 6/15/2035	267,000	260,814
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	256,000	221,307
2.25%, 3/1/2030	416,000	343,637
Series A, 3.00%, 3/1/2032	640,000	529,894
3.70%, 3/15/2045	125,000	90,245
3.70%, 6/1/2046	167,000	119,453
3.75%, 8/15/2047	320,000	230,701
3.95%, 3/1/2049	100,000	74,294
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	50,000	46,117
Series C, 2.53%, 10/1/2024 (f)	344,000	331,826
2.85%, 10/1/2026	282,000	258,887
Series C, 3.40%, 6/15/2029	330,000	290,651
4.22%, 11/1/2024 (f)	419,000	411,299
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	227,000	191,869
2.45%, 2/1/2030	200,000	166,984
2.85%, 3/15/2032	169,000	137,921

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 8/15/2049	$255,000	$162,588
3.70%, 12/1/2047	325,000	230,640
3.75%, 6/1/2045	411,000	295,016
3.88%, 3/15/2046	550,000	397,826
4.00%, 9/30/2042	266,000	203,796
4.25%, 12/15/2041	212,000	169,519
4.95%, 1/15/2033 (b)	500,000	475,580
5.30%, 2/15/2040	300,000	277,998
5.35%, 1/15/2053	353,000	323,080
6.05%, 4/15/2038	504,000	503,128
6.10%, 6/1/2037	108,000	107,416
Duke Energy Corp.:
0.90%, 9/15/2025	690,000	627,907
2.45%, 6/1/2030	736,000	596,918
2.55%, 6/15/2031	332,000	263,027
2.65%, 9/1/2026 (b)	407,000	374,729
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	654,000	484,934
3.40%, 6/15/2029	408,000	361,525
3.50%, 6/15/2051	188,000	121,450
3.95%, 8/15/2047	415,000	292,841
4.30%, 3/15/2028	225,000	213,098
4.50%, 8/15/2032	649,000	583,587
5.00%, 12/8/2025 (b)	240,000	236,554
5.00%, 12/8/2027	125,000	122,009
5.00%, 8/15/2052	250,000	207,520
6.10%, 9/15/2053	350,000	339,496
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	219,349
3.80%, 7/15/2028	164,000	153,597
3.85%, 11/15/2042	280,000	207,936
5.65%, 4/1/2040	225,000	213,507
5.95%, 11/15/2052	105,000	103,234
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	442,154	399,836
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	145,827
Series YYY, 3.25%, 10/1/2049	453,000	288,190
Series WWW, 4.90%, 7/15/2043	100,000	85,791
5.40%, 4/1/2053	705,000	644,518
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	434,000	349,040
3.65%, 2/1/2029	300,000	274,920
4.30%, 2/1/2049	340,000	262,497
5.65%, 4/1/2053	270,000	254,569
Duke Energy Progress LLC:
2.90%, 8/15/2051	100,000	58,785
3.60%, 9/15/2047	469,000	326,429
3.70%, 10/15/2046	169,000	117,656
4.15%, 12/1/2044	235,000	179,312
4.20%, 8/15/2045	401,000	306,063
5.25%, 3/15/2033	500,000	484,455
Security Description	Principal Amount	Value
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	$150,000	$113,412
Edison International:
3.55%, 11/15/2024	148,000	143,603
4.95%, 4/15/2025	166,000	162,587
5.75%, 6/15/2027 (b)	200,000	197,924
6.95%, 11/15/2029	150,000	154,607
Emera U.S. Finance LP 4.75%, 6/15/2046	438,000	323,432
Enel Americas SA 4.00%, 10/25/2026 (b)	120,000	111,608
Enel Chile SA 4.88%, 6/12/2028	426,000	404,819
Entergy Arkansas LLC:
2.65%, 6/15/2051	165,000	91,461
3.35%, 6/15/2052	190,000	121,144
4.20%, 4/1/2049	150,000	112,511
5.15%, 1/15/2033	185,000	177,572
Entergy Corp.:
1.90%, 6/15/2028	180,000	152,276
2.40%, 6/15/2031	379,000	295,840
2.80%, 6/15/2030	516,000	429,204
2.95%, 9/1/2026	147,000	135,840
Entergy Louisiana LLC:
0.95%, 10/1/2024	199,000	189,508
1.60%, 12/15/2030	126,000	94,849
2.35%, 6/15/2032	281,000	216,089
3.05%, 6/1/2031	420,000	349,003
3.12%, 9/1/2027	515,700	472,288
4.00%, 3/15/2033	635,000	551,478
4.20%, 9/1/2048	125,000	94,481
4.20%, 4/1/2050	258,000	194,627
4.95%, 1/15/2045	245,000	205,178
Entergy Mississippi LLC:
3.50%, 6/1/2051	95,000	62,403
3.85%, 6/1/2049	290,000	207,733
Entergy Texas, Inc.:
3.55%, 9/30/2049	120,000	81,184
4.50%, 3/30/2039	250,000	208,365
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	340,000	218,001
4.13%, 3/1/2042	250,000	192,863
4.25%, 12/1/2045	385,000	292,800
5.70%, 3/15/2053	138,000	128,840
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	150,000	109,988
4.20%, 6/15/2047 (b)	145,000	109,856
5.30%, 10/1/2041	200,000	182,230
Evergy, Inc. 2.90%, 9/15/2029	120,000	102,440
Eversource Energy:
Series Q, 0.80%, 8/15/2025	166,000	151,209

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series R, 1.65%, 8/15/2030	$295,000	$225,728
2.90%, 3/1/2027	284,000	259,025
Series M, 3.30%, 1/15/2028	180,000	163,822
3.38%, 3/1/2032	100,000	82,801
4.60%, 7/1/2027	330,000	317,467
5.13%, 5/15/2033	99,000	92,235
5.45%, 3/1/2028 (b)	750,000	742,162
Exelon Corp.:
2.75%, 3/15/2027	95,000	86,232
3.40%, 4/15/2026	199,000	188,463
3.95%, 6/15/2025	280,000	270,656
4.05%, 4/15/2030	1,038,000	934,563
4.70%, 4/15/2050	119,000	94,792
5.10%, 6/15/2045	321,000	274,625
5.60%, 3/15/2053	194,000	176,606
5.63%, 6/15/2035	194,000	185,883
Florida Power & Light Co.:
2.45%, 2/3/2032	372,000	298,805
2.85%, 4/1/2025	500,000	479,920
2.88%, 12/4/2051	217,000	131,788
3.15%, 10/1/2049	195,000	127,253
3.70%, 12/1/2047	382,000	277,030
3.95%, 3/1/2048	513,000	390,172
4.05%, 10/1/2044	500,000	390,930
4.40%, 5/15/2028	560,000	540,322
5.05%, 4/1/2028	549,000	542,170
5.30%, 4/1/2053	880,000	817,538
5.65%, 2/1/2037	362,000	354,029
5.69%, 3/1/2040	165,000	162,368
5.95%, 2/1/2038	115,000	115,918
Georgia Power Co.:
3.25%, 3/30/2027	260,000	239,759
Series B, 3.70%, 1/30/2050	100,000	69,888
4.30%, 3/15/2042	468,600	375,278
4.30%, 3/15/2043	250,000	197,525
4.65%, 5/16/2028	500,000	481,710
4.95%, 5/17/2033	200,000	187,780
5.13%, 5/15/2052	209,000	184,624
Iberdrola International BV:
5.81%, 3/15/2025	100,000	99,882
6.75%, 7/15/2036 (b)	658,000	701,270
Idaho Power Co. Series MTN, 5.50%, 3/15/2053	585,000	538,756
Indiana Michigan Power Co.:
4.25%, 8/15/2048	26,000	19,679
Series K, 4.55%, 3/15/2046	70,000	56,865
Interstate Power & Light Co.:
2.30%, 6/1/2030	84,000	67,106
3.50%, 9/30/2049	250,000	163,228
3.70%, 9/15/2046	110,000	74,303
6.25%, 7/15/2039	185,000	181,126
Security Description	Principal Amount	Value
ITC Holdings Corp.:
3.25%, 6/30/2026	$275,000	$258,027
3.35%, 11/15/2027	176,000	160,695
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	138,123	123,051
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	130,415
4.38%, 10/1/2045	452,000	350,689
5.13%, 11/1/2040	272,000	242,355
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	550,000	538,395
MidAmerican Energy Co.:
2.70%, 8/1/2052	141,000	79,806
3.10%, 5/1/2027	180,000	166,307
3.15%, 4/15/2050	387,000	245,675
3.50%, 10/15/2024	432,000	422,427
3.65%, 8/1/2048	325,000	231,446
3.95%, 8/1/2047	350,000	264,477
4.40%, 10/15/2044	265,000	215,127
4.80%, 9/15/2043	286,000	244,035
5.35%, 1/15/2034	125,000	123,296
5.85%, 9/15/2054	250,000	246,422
Mississippi Power Co.:
3.95%, 3/30/2028	90,000	84,053
Series 12-A, 4.25%, 3/15/2042	191,000	147,580
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (b)	140,000	124,424
Series MTN, 1.88%, 2/7/2025	186,000	176,529
2.40%, 3/15/2030	451,000	370,618
2.75%, 4/15/2032	246,000	194,960
3.40%, 2/7/2028	167,000	153,436
4.30%, 3/15/2049	234,000	179,256
4.40%, 11/1/2048	145,000	113,006
4.80%, 3/15/2028 (b)	450,000	438,921
5.80%, 1/15/2033	100,000	99,865
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	425,000	429,552
Series C, 8.00%, 3/1/2032	255,000	287,816
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030 (b)	250,000	203,880
Series CC, 3.70%, 5/1/2029	263,000	238,520
Series R, 6.75%, 7/1/2037	547,000	571,287
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	707,000	626,572
2.25%, 6/1/2030	1,039,000	831,086
2.44%, 1/15/2032	1,117,000	864,111
2.75%, 11/1/2029	426,000	361,772

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 5/1/2027	$353,000	$328,608
4.63%, 7/15/2027	380,000	366,119
5.00%, 7/15/2032	631,000	590,105
5.25%, 2/28/2053 (b)	550,000	475,915
6.05%, 3/1/2025	440,000	440,691
Northern States Power Co.:
2.25%, 4/1/2031	100,000	79,906
2.90%, 3/1/2050	262,500	161,004
3.20%, 4/1/2052	395,000	252,184
3.40%, 8/15/2042	400,000	285,848
3.60%, 5/15/2046	200,000	139,692
4.50%, 6/1/2052 (b)	360,000	292,864
5.10%, 5/15/2053	340,000	303,844
6.20%, 7/1/2037	239,000	243,986
6.25%, 6/1/2036	180,000	183,974
NSTAR Electric Co.:
1.95%, 8/15/2031	184,000	140,749
3.10%, 6/1/2051	150,000	93,588
3.20%, 5/15/2027	155,700	144,700
4.55%, 6/1/2052	335,000	271,497
4.95%, 9/15/2052	285,000	246,380
5.50%, 3/15/2040	155,000	145,012
Oglethorpe Power Corp.:
4.50%, 4/1/2047	120,000	89,465
5.05%, 10/1/2048	230,000	188,027
5.38%, 11/1/2040	237,000	203,737
Ohio Edison Co. 6.88%, 7/15/2036	227,000	237,329
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	199,000	151,224
Series R, 2.90%, 10/1/2051	147,000	87,197
4.00%, 6/1/2049	182,000	132,578
4.15%, 4/1/2048	97,000	72,748
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	145,000	125,635
3.85%, 8/15/2047	141,000	100,144
4.15%, 4/1/2047	570,000	425,790
5.40%, 1/15/2033	175,000	168,945
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	565,000	512,438
2.75%, 5/15/2030	425,000	358,232
3.10%, 9/15/2049	279,000	176,811
3.80%, 9/30/2047	301,000	220,160
3.80%, 6/1/2049	197,000	142,159
4.10%, 11/15/2048	172,000	131,511
4.30%, 5/15/2028 (e)	540,000	514,895
4.55%, 9/15/2032	193,000	177,431
4.95%, 9/15/2052	111,000	96,906
5.25%, 9/30/2040	180,000	169,112
5.30%, 6/1/2042 (b)	160,000	151,907
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	396,000	338,144
Security Description	Principal Amount	Value
2.50%, 2/1/2031	$895,000	$679,627
2.95%, 3/1/2026	64,000	58,861
3.00%, 6/15/2028	300,000	257,166
3.15%, 1/1/2026	256,000	237,988
3.25%, 6/1/2031	373,000	296,751
3.30%, 12/1/2027 (b)	406,000	358,356
3.50%, 8/1/2050	530,000	315,901
3.75%, 7/1/2028	219,000	194,509
3.75%, 8/15/2042	5,000	3,209
4.00%, 12/1/2046	323,000	204,055
4.20%, 3/1/2029	115,000	101,569
4.20%, 6/1/2041	150,000	105,221
4.40%, 3/1/2032 (b)	240,000	202,860
4.50%, 7/1/2040	678,600	504,933
4.55%, 7/1/2030	510,000	450,177
4.60%, 6/15/2043	100,000	71,741
4.65%, 8/1/2028	236,000	215,617
4.75%, 2/15/2044	378,000	278,563
5.25%, 3/1/2052	598,000	458,170
5.90%, 6/15/2032	400,000	372,332
6.10%, 1/15/2029	605,000	589,996
6.15%, 1/15/2033	250,000	237,200
6.40%, 6/15/2033	145,000	139,892
6.70%, 4/1/2053	200,000	187,424
6.75%, 1/15/2053	519,000	487,315
PacifiCorp:
2.90%, 6/15/2052	690,000	379,921
3.30%, 3/15/2051	603,000	361,474
4.15%, 2/15/2050	440,000	309,844
5.35%, 12/1/2053	250,000	207,348
5.50%, 5/15/2054 (b)	270,000	228,760
PECO Energy Co.:
2.85%, 9/15/2051	125,000	73,291
3.05%, 3/15/2051	143,000	88,503
3.70%, 9/15/2047	227,000	164,046
3.90%, 3/1/2048	140,000	104,727
4.15%, 10/1/2044	85,000	66,141
4.38%, 8/15/2052	280,000	223,479
4.60%, 5/15/2052	665,000	547,694
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	95,324	81,348
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	88,129	82,772
Series A-1, 4.02%, 6/1/2033	143,894	135,886
Series A-2, 4.26%, 6/1/2038	350,000	316,386
Series A-3, 4.38%, 6/3/2041	425,000	371,437
Series A-4, 4.45%, 12/1/2049	510,000	417,338

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A-5, 4.67%, 12/1/2053	$234,000	$197,657
Series A-2, 4.72%, 6/1/2039	150,000	138,948
Series A-4, 5.21%, 12/1/2049	875,000	789,547
Pinnacle West Capital Corp. 1.30%, 6/15/2025 (b)	145,000	134,103
Potomac Electric Power Co. 4.15%, 3/15/2043	378,000	298,431
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (b)	116,000	108,749
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	270,000	169,247
3.95%, 6/1/2047	160,000	120,854
4.13%, 6/15/2044	130,000	100,619
Progress Energy, Inc. 7.75%, 3/1/2031	199,000	216,757
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	291,800	226,355
3.60%, 9/15/2042	372,000	263,979
3.70%, 6/15/2028	229,000	211,005
3.80%, 6/15/2047	250,000	176,220
4.05%, 9/15/2049	384,000	279,617
6.50%, 8/1/2038	169,000	173,815
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	266,000	210,105
Public Service Co. of Oklahoma:
Series K, 3.15%, 8/15/2051	135,000	81,174
5.25%, 1/15/2033	400,000	379,816
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	188,000	169,345
Series MTN, 1.90%, 8/15/2031	415,000	321,081
Series MTN, 2.25%, 9/15/2026 (b)	305,000	279,914
Series MTN, 2.45%, 1/15/2030	204,000	170,407
Series MTN, 2.70%, 5/1/2050	193,000	113,835
Series MTN, 3.00%, 3/1/2051	95,000	59,280
Series MTN, 3.10%, 3/15/2032	368,000	309,643
Series MTN, 3.15%, 1/1/2050	180,000	116,791
Series MTN, 3.20%, 5/15/2029	105,000	93,524
Series MTN, 3.60%, 12/1/2047	217,000	155,207
Security Description	Principal Amount	Value
Series MTN, 3.80%, 3/1/2046	$546,000	$404,531
Series MTN, 4.90%, 12/15/2032	125,000	119,683
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	212,000	162,239
2.45%, 11/15/2031	200,000	155,130
5.85%, 11/15/2027 (b)	334,000	335,877
Puget Energy, Inc. 3.65%, 5/15/2025	302,000	289,573
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	326,000	206,146
4.22%, 6/15/2048	165,000	124,455
5.45%, 6/1/2053	500,000	458,425
6.27%, 3/15/2037	136,000	135,139
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	151,500	116,950
Series WWW, 2.95%, 8/15/2051	65,000	39,296
Series XXX, 3.00%, 3/15/2032	108,000	88,794
Series RRR, 3.75%, 6/1/2047	407,000	288,311
4.95%, 8/15/2028	290,000	282,121
6.00%, 6/1/2039	75,000	72,945
SCE Recovery Funding LLC:
Series A-2, 2.94%, 11/15/2044	100,000	74,922
Series A-1, 4.70%, 6/15/2042	200,000	186,396
Series A-2, 5.11%, 12/14/2049	500,000	445,820
Sempra:
3.40%, 2/1/2028	541,000	492,126
3.70%, 4/1/2029	148,000	133,114
3.80%, 2/1/2038	400,000	310,428
4.00%, 2/1/2048	220,000	158,286
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	353,089	286,631
5.50%, 8/1/2033 (b)	350,000	335,016
6.00%, 10/15/2039	403,000	382,862
Sierra Pacific Power Co. 2.60%, 5/1/2026	215,000	199,668
Southern California Edison Co.:
2.25%, 6/1/2030	430,500	344,856
Series G, 2.50%, 6/1/2031	196,000	156,220
2.75%, 2/1/2032	130,000	103,792
2.85%, 8/1/2029 (b)	185,000	159,011
3.65%, 2/1/2050	404,000	271,892
Series E, 3.70%, 8/1/2025	148,000	142,306
Series 2013-A, 3.90%, 3/15/2043	213,000	155,343
4.00%, 4/1/2047	528,000	382,298

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 3/15/2042	$314,000	$234,602
Series C, 4.13%, 3/1/2048	396,000	291,721
4.50%, 9/1/2040	590,000	480,531
4.65%, 10/1/2043	278,000	225,906
Series D, 4.70%, 6/1/2027	200,000	193,828
Series B, 4.88%, 3/1/2049	423,000	345,041
Series 2005-E, 5.35%, 7/15/2035	310,000	294,016
Series 2006-E, 5.55%, 1/15/2037	118,000	109,895
Series 2006-A, 5.63%, 2/1/2036	218,000	204,004
COR, 5.65%, 10/1/2028	205,000	204,797
Series 2004-G, 5.75%, 4/1/2035	100,000	96,892
5.85%, 11/1/2027	290,000	291,488
5.88%, 12/1/2053	100,000	94,210
5.95%, 11/1/2032	325,000	324,386
Southern Co.:
3.25%, 7/1/2026	956,000	896,240
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	476,000	415,500
4.40%, 7/1/2046	271,000	209,968
4.85%, 6/15/2028	500,000	483,075
5.11%, 8/1/2027	175,000	171,582
5.15%, 10/6/2025	257,000	254,299
5.20%, 6/15/2033	100,000	94,417
5.70%, 10/15/2032	255,000	250,203
Southern Power Co.:
4.15%, 12/1/2025	389,000	375,902
Series F, 4.95%, 12/15/2046	295,000	236,752
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	271,785
Series L, 3.85%, 2/1/2048	230,000	156,964
5.30%, 4/1/2033	161,000	152,016
6.20%, 3/15/2040	435,000	419,344
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	138,310
3.40%, 8/15/2046	295,000	190,010
3.70%, 8/15/2047	325,000	222,788
4.50%, 8/15/2041	200,000	160,478
Tampa Electric Co.:
2.40%, 3/15/2031	421,000	334,598
3.45%, 3/15/2051	150,000	96,351
4.10%, 6/15/2042	250,000	191,593
4.30%, 6/15/2048	130,000	98,679
5.00%, 7/15/2052	200,000	168,820
Toledo Edison Co. 6.15%, 5/15/2037	200,000	200,176
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	358,387
Security Description	Principal Amount	Value
3.25%, 5/1/2051	$10,000	$6,109
4.00%, 6/15/2050 (b)	240,000	169,824
4.85%, 12/1/2048	150,000	121,526
Union Electric Co.:
2.15%, 3/15/2032	275,000	210,493
2.95%, 6/15/2027	300,000	275,271
3.25%, 10/1/2049	420,000	264,915
3.65%, 4/15/2045	250,000	175,580
3.90%, 9/15/2042	210,000	158,806
Virginia Electric & Power Co.:
2.30%, 11/15/2031	395,000	308,104
2.40%, 3/30/2032	100,000	77,990
Series A, 2.88%, 7/15/2029	264,000	229,751
3.30%, 12/1/2049	586,000	378,040
Series B, 3.75%, 5/15/2027	485,000	457,680
Series A, 3.80%, 4/1/2028	495,000	460,964
Series B, 4.20%, 5/15/2045	300,000	226,953
4.45%, 2/15/2044	277,000	220,002
Series C, 4.63%, 5/15/2052	136,000	109,728
5.30%, 8/15/2033	500,000	479,165
Series B, 6.00%, 1/15/2036	194,000	193,554
8.88%, 11/15/2038	206,000	256,637
WEC Energy Group, Inc.:
1.38%, 10/15/2027	161,000	136,710
1.80%, 10/15/2030	141,000	107,231
2.20%, 12/15/2028	438,000	371,538
4.75%, 1/9/2026	200,000	195,878
4.75%, 1/15/2028	125,000	120,754
5.00%, 9/27/2025	260,000	256,045
5.15%, 10/1/2027 (b)	415,000	407,953
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	150,000	114,249
3.00%, 7/1/2029	100,000	87,601
3.05%, 10/15/2027	141,000	129,289
3.65%, 4/1/2050	235,000	159,250
Xcel Energy, Inc.:
2.60%, 12/1/2029	264,200	221,674
3.35%, 12/1/2026	153,000	142,550
3.40%, 6/1/2030	164,000	141,642
6.50%, 7/1/2036	5,000	5,042
		130,663,320
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	78,656
Emerson Electric Co.:
0.88%, 10/15/2026	400,000	350,984
1.80%, 10/15/2027	408,000	356,706
1.95%, 10/15/2030	163,000	130,159
2.00%, 12/21/2028 (b)	300,000	256,404
2.20%, 12/21/2031	527,000	419,376

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 12/21/2051	$230,000	$138,579
		1,730,864
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030 (b)	295,000	235,032
2.30%, 3/12/2031 (b)	351,000	277,476
Allegion U.S. Holding Co., Inc.:
3.20%, 10/1/2024 (b)	171,000	165,639
5.41%, 7/1/2032	170,000	159,533
Amphenol Corp.:
2.05%, 3/1/2025 (b)	263,000	249,863
2.20%, 9/15/2031	107,000	83,661
2.80%, 2/15/2030	222,000	188,696
4.35%, 6/1/2029	143,000	135,721
Avnet, Inc.:
4.63%, 4/15/2026	181,000	174,004
5.50%, 6/1/2032 (b)	263,000	241,516
Flex Ltd.:
3.75%, 2/1/2026	225,000	213,575
4.88%, 6/15/2029	182,000	169,904
6.00%, 1/15/2028	230,000	228,751
Fortive Corp.:
3.15%, 6/15/2026	236,000	220,641
4.30%, 6/15/2046 (b)	270,000	202,735
Honeywell International, Inc.:
1.10%, 3/1/2027	147,000	128,844
1.35%, 6/1/2025	270,000	252,628
1.75%, 9/1/2031	290,000	222,418
1.95%, 6/1/2030	343,000	277,247
2.50%, 11/1/2026	159,000	146,975
2.70%, 8/15/2029 (b)	294,000	256,403
3.81%, 11/21/2047	728,000	553,986
4.50%, 1/15/2034	350,000	324,849
4.85%, 11/1/2024	270,000	268,186
4.95%, 2/15/2028 (b)	240,000	238,958
5.00%, 2/15/2033	340,000	329,518
5.70%, 3/15/2037	487,000	492,265
Hubbell, Inc. 2.30%, 3/15/2031	229,000	180,999
Jabil, Inc.:
3.00%, 1/15/2031	157,000	127,077
5.45%, 2/1/2029	355,000	344,542
Keysight Technologies, Inc.:
3.00%, 10/30/2029	101,000	86,660
4.55%, 10/30/2024	140,000	137,578
4.60%, 4/6/2027	175,000	168,387
TD SYNNEX Corp.:
1.75%, 8/9/2026	151,000	132,577
2.38%, 8/9/2028	135,000	111,011
2.65%, 8/9/2031	158,000	117,903
Trimble, Inc.:
4.90%, 6/15/2028	297,000	283,641
6.10%, 3/15/2033	185,000	181,505
Security Description	Principal Amount	Value
Tyco Electronics Group SA:
3.13%, 8/15/2027	$300,000	$276,672
3.70%, 2/15/2026 (b)	179,000	171,589
4.50%, 2/13/2026	171,000	167,110
Vontier Corp.:
2.40%, 4/1/2028	367,000	304,728
2.95%, 4/1/2031	155,000	119,263
		9,350,266
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	348,939
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	413,000	398,173
3.76%, 3/15/2027	1,844,000	1,702,123
4.05%, 3/15/2029 (b)	260,000	231,925
4.28%, 3/15/2032 (b)	1,261,000	1,070,185
5.05%, 3/15/2042 (b)	1,281,000	990,905
5.14%, 3/15/2052	933,000	692,202
5.39%, 3/15/2062	793,000	584,671
		5,670,184
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	540,000	404,703
1.75%, 2/15/2032 (b)	126,000	93,856
2.30%, 3/1/2030	513,000	422,461
2.90%, 7/1/2026 (b)	133,000	124,360
3.05%, 3/1/2050	190,000	122,115
3.38%, 11/15/2027	352,500	325,587
3.95%, 5/15/2028	297,000	278,524
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	88,504
2.60%, 2/1/2030	220,000	184,686
2.95%, 1/15/2052	240,000	145,985
3.20%, 6/1/2032	320,000	264,992
3.50%, 5/1/2029 (b)	115,000	104,211
4.25%, 12/1/2028	291,000	274,852
Waste Management, Inc.:
0.75%, 11/15/2025	115,000	104,257
1.15%, 3/15/2028 (b)	164,000	137,317
1.50%, 3/15/2031	378,000	286,520
2.00%, 6/1/2029	204,000	170,071
2.50%, 11/15/2050	115,000	65,123
3.13%, 3/1/2025 (b)	150,000	144,955
3.15%, 11/15/2027	257,000	236,288
4.15%, 4/15/2032	455,000	414,145
4.15%, 7/15/2049	100,000	79,342
4.63%, 2/15/2030	370,000	353,280
4.63%, 2/15/2033 (b)	124,000	115,424
4.88%, 2/15/2034	500,000	472,880
		5,414,438

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 0.4%
Campbell Soup Co.:
3.95%, 3/15/2025	$404,000	$392,377
4.15%, 3/15/2028	253,000	237,549
4.80%, 3/15/2048	741,000	599,662
Conagra Brands, Inc.:
1.38%, 11/1/2027	175,000	146,337
4.60%, 11/1/2025	364,000	353,994
4.85%, 11/1/2028	332,000	316,200
5.30%, 10/1/2026	620,000	612,721
5.30%, 11/1/2038	506,000	443,484
5.40%, 11/1/2048	150,000	126,677
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	110,000	86,334
General Mills, Inc.:
2.25%, 10/14/2031	168,000	130,687
2.88%, 4/15/2030 (b)	370,000	312,054
3.00%, 2/1/2051 (b)	200,000	123,396
4.00%, 4/17/2025	732,000	711,394
4.20%, 4/17/2028 (b)	451,000	424,923
5.24%, 11/18/2025 (b)	115,000	113,960
5.40%, 6/15/2040	150,000	138,228
Hershey Co.:
1.70%, 6/1/2030	189,000	150,958
2.30%, 8/15/2026	20,000	18,564
3.13%, 11/15/2049 (b)	194,000	127,926
4.25%, 5/4/2028 (b)	350,000	338,292
Hormel Foods Corp.:
1.70%, 6/3/2028	150,000	128,241
1.80%, 6/11/2030	181,000	145,240
3.05%, 6/3/2051	274,000	175,771
Ingredion, Inc.:
2.90%, 6/1/2030	255,000	212,795
3.90%, 6/1/2050	125,000	83,365
J M Smucker Co.:
2.38%, 3/15/2030	115,000	93,550
3.38%, 12/15/2027 (b)	219,000	200,882
3.50%, 3/15/2025 (b)	436,000	421,856
3.55%, 3/15/2050	75,000	48,263
4.25%, 3/15/2035	380,000	319,561
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl:
COR, 6.75%, 3/15/2034 (b) (e)	500,000	486,525
COR, 7.25%, 11/15/2053 (e)	500,000	483,050
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027 (b)	250,000	220,733
4.38%, 2/2/2052	250,000	165,260
5.13%, 2/1/2028	383,000	363,988
5.50%, 1/15/2030	588,000	548,727
5.75%, 4/1/2033	415,000	378,687
6.50%, 12/1/2052 (b)	310,000	277,218
Security Description	Principal Amount	Value
Kellogg Co.:
2.10%, 6/1/2030	$156,000	$123,964
3.25%, 4/1/2026	325,000	307,453
3.40%, 11/15/2027	552,000	506,361
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	156,000	146,160
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (b)	1,333,000	1,248,581
3.75%, 4/1/2030 (b)	336,000	299,971
4.25%, 3/1/2031	118,000	107,292
4.38%, 6/1/2046	1,119,000	867,952
4.63%, 10/1/2039	100,000	84,298
4.88%, 10/1/2049	435,000	361,415
5.00%, 6/4/2042	553,000	478,693
6.75%, 3/15/2032	110,000	116,160
Kroger Co.:
1.70%, 1/15/2031	223,000	167,718
2.20%, 5/1/2030	565,000	451,571
2.65%, 10/15/2026	300,000	274,935
3.50%, 2/1/2026	91,000	86,603
3.70%, 8/1/2027	363,000	338,788
3.88%, 10/15/2046	541,000	376,958
4.45%, 2/1/2047	207,400	161,757
5.40%, 1/15/2049	199,000	178,037
6.90%, 4/15/2038	149,000	156,738
McCormick & Co., Inc.:
2.50%, 4/15/2030 (b)	850,000	693,829
3.40%, 8/15/2027	323,000	297,935
Mondelez International, Inc.:
1.50%, 5/4/2025 (b)	436,000	407,808
1.50%, 2/4/2031	129,000	97,004
2.63%, 3/17/2027	145,000	131,960
2.63%, 9/4/2050	394,000	226,128
2.75%, 4/13/2030 (b)	352,000	295,849
3.00%, 3/17/2032 (b)	100,000	82,325
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	198,000	153,274
4.25%, 4/15/2031	280,000	233,797
6.25%, 7/1/2033	150,000	141,131
Sysco Corp.:
2.40%, 2/15/2030	551,000	453,131
3.25%, 7/15/2027	229,000	210,249
3.75%, 10/1/2025	213,000	204,593
4.50%, 4/1/2046	178,000	139,324
4.85%, 10/1/2045	115,000	93,472
5.95%, 4/1/2030 (b)	347,000	349,658
6.60%, 4/1/2050	335,078	345,633
Tyson Foods, Inc.:
3.55%, 6/2/2027	540,000	500,321
4.00%, 3/1/2026	337,000	323,466
4.35%, 3/1/2029 (b)	99,000	92,116
4.55%, 6/2/2047	244,000	183,493
4.88%, 8/15/2034 (b)	383,000	345,815
5.10%, 9/28/2048	275,000	223,523

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 8/15/2044	$102,000	$85,051
		23,811,719
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	241,000	217,563
Georgia-Pacific LLC 7.75%, 11/15/2029	199,000	219,039
International Paper Co.:
4.35%, 8/15/2048 (b)	294,000	228,000
4.80%, 6/15/2044	440,000	359,511
6.00%, 11/15/2041	499,000	478,511
Suzano Austria GmbH:
2.50%, 9/15/2028 (b)	346,500	287,747
Series DM3N, 3.13%, 1/15/2032	213,000	163,169
3.75%, 1/15/2031 (b)	236,500	194,613
5.00%, 1/15/2030	378,000	343,791
6.00%, 1/15/2029	516,000	501,867
		2,993,811
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	559,000	422,822
2.63%, 9/15/2029 (b)	290,000	251,485
2.85%, 2/15/2052	110,000	65,798
3.00%, 6/15/2027	151,000	139,817
3.38%, 9/15/2049	161,000	107,554
4.13%, 3/15/2049	203,000	155,880
5.75%, 10/15/2052 (b)	300,000	292,986
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	561,000	433,580
4.00%, 4/1/2028	185,000	174,414
4.40%, 7/1/2032	165,000	148,944
5.25%, 3/1/2028 (b)	421,000	415,392
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	174,000	167,308
National Fuel Gas Co. 2.95%, 3/1/2031	169,000	132,635
NiSource, Inc.:
0.95%, 8/15/2025	154,000	140,320
1.70%, 2/15/2031 (b)	300,000	223,941
3.49%, 5/15/2027	274,000	253,598
4.38%, 5/15/2047	521,000	400,222
4.80%, 2/15/2044	355,000	291,782
5.00%, 6/15/2052	539,000	449,009
5.25%, 3/30/2028	515,000	504,741
5.65%, 2/1/2045	170,000	154,076
5.95%, 6/15/2041	137,000	131,294
ONE Gas, Inc.:
4.25%, 9/1/2032	120,000	108,416
4.50%, 11/1/2048	230,000	176,435
Security Description	Principal Amount	Value
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	$280,000	$220,480
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	200,000	165,724
2.95%, 4/15/2027	335,000	307,289
3.75%, 9/15/2042	400,000	287,432
Series WW, 3.95%, 2/15/2050	436,000	309,303
Series VV, 4.30%, 1/15/2049	110,000	83,156
Series MM, 5.13%, 11/15/2040 (b)	325,000	290,566
5.75%, 6/1/2053	300,000	279,669
6.35%, 11/15/2052	150,000	153,518
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	121,000	91,244
4.40%, 5/30/2047	474,000	357,680
5.15%, 9/15/2032	214,000	201,648
5.75%, 9/15/2033	315,000	308,908
Southwest Gas Corp.:
2.20%, 6/15/2030	209,000	164,000
3.18%, 8/15/2051	130,000	74,608
4.05%, 3/15/2032 (b)	207,000	178,966
5.45%, 3/23/2028	256,000	251,955
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	275,000	190,355
		9,658,950
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	116,000	90,826
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	680,000	671,282
6.05%, 4/15/2028 (e)	590,000	573,628
6.30%, 2/15/2030 (e)	223,000	216,100
6.40%, 4/15/2033 (e)	255,000	245,481
Snap-on, Inc. 4.10%, 3/1/2048	427,000	333,316
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	145,000	137,886
2.30%, 3/15/2030 (b)	354,000	283,636
3.40%, 3/1/2026	410,000	387,548
4.85%, 11/15/2048	424,000	341,948
5.20%, 9/1/2040 (b)	247,000	214,727
		3,496,378
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	233,000	198,386
1.40%, 6/30/2030 (b)	374,000	296,436
2.95%, 3/15/2025	500,000	482,665
3.75%, 11/30/2026	374,000	358,741

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/30/2036	$335,000	$316,776
4.75%, 4/15/2043	150,000	135,639
4.90%, 11/30/2046	937,000	855,443
6.00%, 4/1/2039	142,000	148,952
6.15%, 11/30/2037	245,000	261,349
Baxter International, Inc.:
1.73%, 4/1/2031 (b)	343,000	256,458
1.92%, 2/1/2027	458,000	404,125
2.27%, 12/1/2028	300,000	252,951
2.54%, 2/1/2032 (b)	250,000	193,610
2.60%, 8/15/2026	188,000	172,163
3.13%, 12/1/2051	358,000	212,577
3.50%, 8/15/2046	160,000	101,379
3.95%, 4/1/2030	284,000	252,754
Boston Scientific Corp.:
1.90%, 6/1/2025	173,000	162,636
2.65%, 6/1/2030	357,000	298,388
4.55%, 3/1/2039	162,000	139,539
4.70%, 3/1/2049 (b)	286,000	239,674
Danaher Corp. 2.80%, 12/10/2051	344,000	208,013
DH Europe Finance II Sarl:
2.20%, 11/15/2024	378,000	363,398
2.60%, 11/15/2029 (b)	136,000	116,653
3.25%, 11/15/2039	633,000	473,224
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (b)	185,000	184,082
5.60%, 11/15/2025	185,000	183,840
5.65%, 11/15/2027	300,000	299,439
5.86%, 3/15/2030	550,000	545,259
5.91%, 11/22/2032	530,000	525,638
6.38%, 11/22/2052 (b)	467,000	473,463
Koninklijke Philips NV 6.88%, 3/11/2038 (b)	202,000	209,494
Medtronic Global Holdings SCA 4.50%, 3/30/2033 (b)	625,000	581,694
Medtronic, Inc.:
4.38%, 3/15/2035	627,000	567,360
4.63%, 3/15/2045 (b)	417,000	365,396
Revvity, Inc.:
1.90%, 9/15/2028	175,000	145,297
2.25%, 9/15/2031	218,000	165,726
2.55%, 3/15/2031	117,500	92,609
3.30%, 9/15/2029	213,000	184,464
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	220,000	153,228
Stryker Corp.:
1.95%, 6/15/2030	158,000	126,506
3.38%, 11/1/2025	115,396	110,443
3.50%, 3/15/2026	421,000	401,285
3.65%, 3/7/2028 (b)	45,000	41,949
4.10%, 4/1/2043	400,000	311,748
4.38%, 5/15/2044	380,000	305,269
Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	$1,142,000	$1,088,943
1.75%, 10/15/2028 (b)	175,000	147,906
2.00%, 10/15/2031 (b)	270,000	209,088
2.60%, 10/1/2029 (b)	448,000	384,801
2.80%, 10/15/2041	319,000	214,652
4.10%, 8/15/2047	135,000	107,671
4.95%, 11/21/2032	125,000	119,994
5.09%, 8/10/2033	500,000	483,090
5.30%, 2/1/2044	175,000	164,318
5.40%, 8/10/2043 (b)	260,000	247,793
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	770,000	731,438
3.05%, 1/15/2026	100,000	94,149
4.45%, 8/15/2045	195,000	152,149
		17,022,110
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	59,629
Adventist Health System 2.95%, 3/1/2029 (b)	300,000	259,587
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	142,000	114,759
3.39%, 10/15/2049	109,000	73,820
Aetna, Inc.:
3.88%, 8/15/2047	449,000	313,761
4.13%, 11/15/2042	231,000	172,030
4.50%, 5/15/2042	196,000	155,342
6.63%, 6/15/2036 (b)	360,000	371,380
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	140,000	82,085
5.02%, 7/1/2045	245,000	218,787
Allina Health System Series 2021, 2.90%, 11/15/2051	170,000	101,747
Ascension Health:
Series B, 2.53%, 11/15/2029	137,000	116,688
Series B, 3.11%, 11/15/2039	608,000	438,411
3.95%, 11/15/2046	257,000	198,098
Banner Health:
2.34%, 1/1/2030	155,000	128,435
2.91%, 1/1/2042	100,000	66,830
2.91%, 1/1/2051	127,000	75,404
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	250,000	150,855
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	56,850

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	$374,000	$232,894
3.46%, 6/1/2030	145,000	129,402
Centene Corp.:
2.45%, 7/15/2028	150,000	126,719
2.50%, 3/1/2031	547,000	420,627
2.63%, 8/1/2031 (b)	533,000	408,097
3.38%, 2/15/2030	582,000	485,632
4.25%, 12/15/2027	888,000	818,043
4.63%, 12/15/2029	1,281,000	1,155,513
Children's Health System of Texas 2.51%, 8/15/2050	640,000	353,888
Cigna Holding Co. 5.38%, 2/15/2042	115,000	99,320
City of Hope Series 2013, 5.62%, 11/15/2043	185,000	167,595
CommonSpirit Health:
2.76%, 10/1/2024	443,000	429,006
2.78%, 10/1/2030	50,000	41,230
3.35%, 10/1/2029	308,000	267,726
3.91%, 10/1/2050	322,000	227,235
4.35%, 11/1/2042	752,000	605,465
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	785,000	470,984
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	340,000	245,075
Dignity Health:
4.50%, 11/1/2042 (b)	350,000	284,329
5.27%, 11/1/2064	139,000	117,921
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	125,000	95,535
Elevance Health, Inc.:
1.50%, 3/15/2026	306,000	277,285
2.25%, 5/15/2030	266,000	215,968
2.38%, 1/15/2025	400,000	381,948
2.55%, 3/15/2031	416,000	336,702
2.88%, 9/15/2029	375,000	323,141
3.13%, 5/15/2050	165,000	103,462
3.35%, 12/1/2024	409,000	396,959
3.60%, 3/15/2051	340,000	231,914
3.65%, 12/1/2027	486,000	450,255
4.10%, 3/1/2028	425,700	400,899
4.55%, 3/1/2048	385,000	312,886
4.55%, 5/15/2052	329,000	265,342
4.63%, 5/15/2042	161,000	135,005
4.65%, 8/15/2044	129,000	106,465
4.75%, 2/15/2033	368,000	342,505
5.10%, 1/15/2044	442,000	384,858
Security Description	Principal Amount	Value
5.13%, 2/15/2053 (b)	$138,000	$122,423
5.35%, 10/15/2025	145,000	144,071
5.50%, 10/15/2032	359,000	353,260
6.38%, 6/15/2037	300,000	303,264
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	175,000	113,320
4.21%, 7/1/2048	180,000	142,744
HCA, Inc.:
2.38%, 7/15/2031	189,000	144,502
3.13%, 3/15/2027	415,000	376,758
3.50%, 9/1/2030	960,000	813,302
3.50%, 7/15/2051	377,000	235,010
3.63%, 3/15/2032	603,000	500,050
4.13%, 6/15/2029	574,000	518,896
4.38%, 3/15/2042	145,000	110,657
4.50%, 2/15/2027	550,700	525,164
4.63%, 3/15/2052	321,000	240,843
5.13%, 6/15/2039	115,000	99,196
5.20%, 6/1/2028	595,000	575,014
5.25%, 4/15/2025	500,000	493,810
5.25%, 6/15/2026	480,700	470,677
5.25%, 6/15/2049	978,000	802,214
5.50%, 6/1/2033	275,000	260,065
5.50%, 6/15/2047	959,000	818,334
5.63%, 9/1/2028 (b)	480,000	467,707
5.88%, 2/1/2029	350,000	343,812
5.90%, 6/1/2053	375,000	336,161
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	165,000	121,021
Humana, Inc.:
1.35%, 2/3/2027	381,000	331,904
2.15%, 2/3/2032	460,000	347,134
3.13%, 8/15/2029	220,000	192,108
3.70%, 3/23/2029	211,000	191,968
3.85%, 10/1/2024	169,000	165,514
3.95%, 8/15/2049	50,000	36,213
4.50%, 4/1/2025	400,000	392,676
4.80%, 3/15/2047	210,000	174,195
5.75%, 3/1/2028	245,000	245,686
5.88%, 3/1/2033	250,000	248,525
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	651,000	502,461
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	111,000	75,146
IQVIA, Inc. 5.70%, 5/15/2028 (e)	150,000	145,735
Johns Hopkins Health System Corp. 3.84%, 5/15/2046 (b)	105,000	78,161

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	$537,000	$334,991
Series 2019, 3.27%, 11/1/2049	249,000	165,092
4.15%, 5/1/2047	707,000	560,602
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	279,000	249,593
2.30%, 12/1/2024	318,000	304,657
2.70%, 6/1/2031	135,000	109,199
3.60%, 2/1/2025	460,000	445,377
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	270,000	176,253
Series 2017, 3.77%, 7/1/2048	339,000	248,911
Mayo Clinic Series 2021, 3.20%, 11/15/2061	345,000	211,092
Memorial Health Services 3.45%, 11/1/2049	300,000	203,601
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	200,000	124,378
Series 2015, 4.20%, 7/1/2055 (b)	655,000	499,713
5.00%, 7/1/2042	150,000	134,914
Methodist Hospital Series 20A, 2.71%, 12/1/2050	449,000	261,035
Montefiore Obligated Group 4.29%, 9/1/2050	210,000	120,954
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	150,000	106,772
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	660,000	457,129
New York & Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	820,000	533,566
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	167,000	114,801
3.98%, 11/1/2046	129,000	92,965
4.26%, 11/1/2047	176,000	131,356
Novant Health, Inc.:
2.64%, 11/1/2036	145,000	102,425
3.17%, 11/1/2051	169,000	107,579
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	270,000	170,872
4.78%, 7/1/2044	388,000	325,435
Security Description	Principal Amount	Value
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	$200,000	$130,298
Orlando Health Obligated Group 4.09%, 10/1/2048	100,000	75,419
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	591,000	468,060
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	135,000	78,870
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	208,000	173,270
Series 21A, 2.70%, 10/1/2051	270,000	147,247
Series A, 3.93%, 10/1/2048	245,000	176,478
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (b)	359,000	294,549
3.45%, 6/1/2026	162,000	153,291
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	251,000	188,157
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	125,000	73,179
Stanford Health Care 3.03%, 8/15/2051	105,000	65,487
Sutter Health:
Series 20A, 3.16%, 8/15/2040	100,000	69,657
Series 20A, 3.36%, 8/15/2050	260,000	169,894
Series 2018, 4.09%, 8/15/2048	887,000	675,876
Texas Health Resources:
2.33%, 11/15/2050	367,000	193,937
4.33%, 11/15/2055	100,000	80,302
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	110,000	70,868
Series 2019, 3.43%, 12/1/2048	145,000	103,473
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	214,000	192,320
1.25%, 1/15/2026	259,000	236,262
2.00%, 5/15/2030	261,700	211,815
2.75%, 5/15/2040	350,000	237,545
2.88%, 8/15/2029	577,000	505,891
2.90%, 5/15/2050	188,000	115,601
2.95%, 10/15/2027 (b)	426,000	389,756
3.25%, 5/15/2051	640,000	421,011
3.38%, 4/15/2027	577,000	541,013
3.45%, 1/15/2027	700,400	661,591
3.50%, 8/15/2039	741,600	569,467
3.70%, 8/15/2049	833,000	599,618

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 7/15/2025	$291,000	$283,044
3.75%, 10/15/2047	443,000	323,399
3.85%, 6/15/2028	626,000	589,354
3.88%, 12/15/2028 (b)	312,000	292,927
4.00%, 5/15/2029 (b)	462,000	432,330
4.20%, 5/15/2032	400,000	364,508
4.20%, 1/15/2047	303,000	240,812
4.25%, 4/15/2047	287,000	226,905
4.25%, 6/15/2048	250,000	198,680
4.45%, 12/15/2048	400,000	327,852
4.50%, 4/15/2033	750,000	693,675
4.63%, 7/15/2035	601,000	555,354
4.75%, 5/15/2052	408,000	347,302
5.00%, 10/15/2024	205,000	204,112
5.05%, 4/15/2053	550,000	492,288
5.15%, 10/15/2025	160,000	159,365
5.20%, 4/15/2063	100,000	89,203
5.25%, 2/15/2028	359,000	359,528
5.30%, 2/15/2030	275,000	273,078
5.35%, 2/15/2033 (b)	550,000	544,263
5.70%, 10/15/2040	258,000	254,365
5.88%, 2/15/2053	645,000	647,586
6.05%, 2/15/2063	745,000	756,764
6.63%, 11/15/2037	319,000	346,179
6.88%, 2/15/2038	271,600	302,266
Universal Health Services, Inc.:
1.65%, 9/1/2026	126,000	111,016
2.65%, 10/15/2030	330,000	256,615
UPMC Series D-1, 3.60%, 4/3/2025	200,000	192,780
WakeMed Series A, 3.29%, 10/1/2052	278,000	171,445
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	129,000	73,367
Series 2018, 4.81%, 9/1/2048	120,000	97,877
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	61,926
		52,195,658
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	240,000	210,576
1.40%, 10/15/2027	187,000	158,520
2.50%, 10/15/2024	193,000	186,118
Lennar Corp.:
4.75%, 11/29/2027 (b)	322,000	309,935
5.00%, 6/15/2027	120,000	116,449
Security Description	Principal Amount	Value
MDC Holdings, Inc.:
2.50%, 1/15/2031	$195,000	$145,823
6.00%, 1/15/2043	149,000	124,838
NVR, Inc. 3.00%, 5/15/2030	190,000	158,336
PulteGroup, Inc. 5.00%, 1/15/2027	385,000	376,233
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	200,000	174,736
4.35%, 2/15/2028	125,000	115,979
		2,077,543
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2027	347,000	315,617
Whirlpool Corp.:
2.40%, 5/15/2031	325,000	256,610
4.75%, 2/26/2029 (b)	241,000	229,931
		802,158
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	240,000	230,834
Series MTN, 4.00%, 8/15/2045	220,000	182,015
4.60%, 3/1/2028 (b)	305,000	301,743
4.60%, 3/1/2033 (b)	400,000	385,312
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	126,000	98,705
2.38%, 12/1/2029	240,000	201,434
2.60%, 4/15/2030	250,000	209,975
3.13%, 12/1/2049	495,000	322,275
4.15%, 3/15/2047	477,000	374,345
4.65%, 5/15/2033 (b)	250,000	233,595
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	734,000	681,189
3.63%, 3/24/2032	925,000	793,770
4.00%, 3/24/2052 (b)	390,000	288,881
Kenvue, Inc.:
4.90%, 3/22/2033 (e)	750,000	716,790
5.05%, 3/22/2028 (e)	590,000	582,123
5.05%, 3/22/2053 (e)	415,000	376,011
5.10%, 3/22/2043 (e)	180,000	165,568
5.20%, 3/22/2063 (e)	430,000	386,871
5.35%, 3/22/2026 (e)	315,000	314,093
Procter & Gamble Co.:
1.20%, 10/29/2030	300,000	231,627
1.90%, 2/1/2027	126,000	113,981
1.95%, 4/23/2031 (b)	195,000	157,936
2.45%, 11/3/2026	234,000	216,972
2.80%, 3/25/2027	300,000	277,959
3.00%, 3/25/2030	1,762,000	1,563,793
3.55%, 3/25/2040	200,000	161,524
3.60%, 3/25/2050 (b)	102,000	77,824
3.95%, 1/26/2028 (b)	170,000	164,317
4.05%, 1/26/2033 (b)	625,000	581,462

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Unilever Capital Corp.:
1.75%, 8/12/2031	$339,000	$261,803
2.00%, 7/28/2026 (b)	223,000	204,243
2.90%, 5/5/2027	701,000	645,796
3.50%, 3/22/2028	378,000	351,789
		11,856,555
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	286,000	227,994
3.95%, 8/1/2047	100,000	75,244
5.00%, 6/15/2052	25,000	22,096
5.60%, 11/15/2032	180,000	180,401
Clorox Co.:
1.80%, 5/15/2030	625,000	492,125
4.60%, 5/1/2032 (b)	194,000	180,271
Kimberly-Clark Corp.:
1.05%, 9/15/2027	122,000	104,082
2.75%, 2/15/2026	92,000	86,878
2.88%, 2/7/2050 (b)	180,000	115,288
3.20%, 4/25/2029	213,000	193,381
3.90%, 5/4/2047	129,000	98,602
3.95%, 11/1/2028 (b)	125,000	118,584
6.63%, 8/1/2037	646,000	709,941
		2,604,887
INSURANCE — 0.7%
Aflac, Inc. 1.13%, 3/15/2026	655,000	587,543
Alleghany Corp.:
3.25%, 8/15/2051	200,000	129,560
3.63%, 5/15/2030	264,000	236,626
Allstate Corp.:
0.75%, 12/15/2025	261,000	234,644
1.45%, 12/15/2030	300,000	222,966
3.28%, 12/15/2026	134,000	125,214
3.85%, 8/10/2049 (b)	300,000	211,254
5.25%, 3/30/2033	390,000	368,039
3 mo. USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	205,000	191,880
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	275,000	258,305
American Financial Group, Inc. 4.50%, 6/15/2047	257,000	190,694
American International Group, Inc.:
3.40%, 6/30/2030	343,000	293,828
3.90%, 4/1/2026	149,900	143,415
4.38%, 6/30/2050	293,000	226,038
4.50%, 7/16/2044	100,000	79,850
4.75%, 4/1/2048	300,000	246,846
4.80%, 7/10/2045	463,000	384,109
5.13%, 3/27/2033 (b)	1,000,000	931,110
Security Description	Principal Amount	Value
Aon Corp.:
2.80%, 5/15/2030	$633,000	$527,536
3.75%, 5/2/2029	240,000	217,342
6.25%, 9/30/2040	200,000	197,798
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	170,000	154,391
3.90%, 2/28/2052	190,000	135,062
5.00%, 9/12/2032	335,000	313,671
Aon Global Ltd.:
3.88%, 12/15/2025	210,000	201,898
4.60%, 6/14/2044	106,000	85,649
Arch Capital Finance LLC:
4.01%, 12/15/2026	291,000	275,414
5.03%, 12/15/2046	115,000	95,949
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	265,000	226,718
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	165,000	126,669
3.05%, 3/9/2052	175,000	101,700
3.50%, 5/20/2051 (b)	630,000	406,778
Assurant, Inc. 3.70%, 2/22/2030	239,000	201,154
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	137,000	113,087
6.13%, 9/15/2028	140,000	139,959
Athene Holding Ltd.:
3.95%, 5/25/2051	260,000	170,880
4.13%, 1/12/2028	207,000	188,658
6.65%, 2/1/2033	433,000	430,173
AXIS Specialty Finance LLC 3.90%, 7/15/2029	179,000	159,530
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (b)	139,000	128,328
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	228,000	186,636
2.50%, 1/15/2051	235,000	135,341
2.85%, 10/15/2050	513,000	318,142
2.88%, 3/15/2032	280,000	235,026
3.85%, 3/15/2052	1,168,000	874,225
4.20%, 8/15/2048	642,000	522,659
4.25%, 1/15/2049	744,000	610,192
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026 (b)	674,000	642,693
4.50%, 2/11/2043	370,500	325,966
Brighthouse Financial, Inc. 5.63%, 5/15/2030 (b)	1,021,000	954,186
Brown & Brown, Inc. 2.38%, 3/15/2031	571,000	440,669
Chubb Corp.:
6.00%, 5/11/2037	211,400	214,945
Series 1, 6.50%, 5/15/2038	105,000	112,042
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	435,000	331,905

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 3/15/2025 (b)	$305,000	$294,291
3.35%, 5/3/2026	818,000	776,356
4.15%, 3/13/2043 (b)	105,000	84,559
4.35%, 11/3/2045	440,000	359,696
Cincinnati Financial Corp. 6.13%, 11/1/2034	242,000	239,016
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	140,024
3.45%, 8/15/2027	314,000	289,737
CNO Financial Group, Inc. 5.25%, 5/30/2025	140,000	137,242
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,715,000	1,585,346
3.90%, 4/5/2032 (b)	275,000	230,884
6.05%, 9/15/2033 (e)	165,000	160,256
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	100,000	79,947
Equitable Holdings, Inc.:
4.35%, 4/20/2028	588,000	546,775
5.00%, 4/20/2048 (b)	605,000	484,665
5.59%, 1/11/2033	200,000	189,308
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	332,000	197,198
3.50%, 10/15/2050	145,000	92,916
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	280,000	280,137
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	150,000	121,809
4.85%, 4/17/2028	170,000	160,652
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	165,000	91,067
3.40%, 6/15/2030	462,000	391,637
First American Financial Corp. 4.00%, 5/15/2030	185,000	156,775
Globe Life, Inc.:
2.15%, 8/15/2030	497,000	384,961
4.55%, 9/15/2028 (b)	150,000	142,170
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	126,000	96,479
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	116,000	99,480
2.90%, 9/15/2051	875,000	515,331
4.30%, 4/15/2043 (b)	209,000	160,010
4.40%, 3/15/2048	310,000	240,771
Jackson Financial, Inc. 3.13%, 11/23/2031	417,000	318,417
Kemper Corp.:
3.80%, 2/23/2032	305,000	239,867
4.35%, 2/15/2025	182,000	176,050
Security Description	Principal Amount	Value
Lincoln National Corp.:
3.80%, 3/1/2028 (b)	$340,000	$307,816
7.00%, 6/15/2040	1,020,000	1,017,889
Loews Corp.:
3.20%, 5/15/2030	69,000	59,515
3.75%, 4/1/2026 (b)	207,000	198,323
4.13%, 5/15/2043	338,000	263,789
6.00%, 2/1/2035	126,000	126,020
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	609,000	563,958
4.15%, 3/4/2026	335,000	323,181
Markel Group, Inc. 5.00%, 4/5/2046	707,000	582,059
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	174,000	139,250
3.50%, 3/10/2025 (b)	317,000	307,163
3.75%, 3/14/2026 (b)	331,000	317,403
4.20%, 3/1/2048	112,000	86,489
4.35%, 1/30/2047	304,000	242,188
4.38%, 3/15/2029	293,000	277,629
4.75%, 3/15/2039	260,000	228,015
4.90%, 3/15/2049	565,000	488,798
5.40%, 9/15/2033 (b)	500,000	486,895
5.75%, 11/1/2032	275,000	275,135
6.25%, 11/1/2052	150,000	154,182
Mercury General Corp. 4.40%, 3/15/2027	235,000	218,856
MetLife, Inc.:
3.00%, 3/1/2025	225,000	216,268
3.60%, 11/13/2025 (b)	162,000	155,690
4.05%, 3/1/2045	108,500	82,846
4.55%, 3/23/2030 (b)	235,000	222,954
4.60%, 5/13/2046 (b)	164,000	135,097
4.72%, 12/15/2044	313,000	258,466
4.88%, 11/13/2043	177,000	152,151
5.00%, 7/15/2052	494,000	426,584
5.25%, 1/15/2054	550,000	490,121
5.38%, 7/15/2033 (b)	400,000	384,256
5.70%, 6/15/2035 (b)	305,000	299,184
6.40%, 12/15/2066	270,000	264,770
6.50%, 12/15/2032 (b)	191,000	199,912
Old Republic International Corp.:
3.88%, 8/26/2026	180,000	169,997
4.88%, 10/1/2024	185,000	182,179
PartnerRe Finance B LLC 3.70%, 7/2/2029	163,000	144,651
Principal Financial Group, Inc.:
3.10%, 11/15/2026	289,000	267,319
3.70%, 5/15/2029	434,000	390,014
5.38%, 3/15/2033 (b)	140,000	134,428
5.50%, 3/15/2053	150,000	131,660

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Progressive Corp.:
2.50%, 3/15/2027	$165,000	$149,571
3.20%, 3/26/2030	709,000	616,475
4.00%, 3/1/2029 (b)	225,000	212,261
4.13%, 4/15/2047	178,000	139,867
4.20%, 3/15/2048	430,000	338,960
4.35%, 4/25/2044	238,000	189,743
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	125,000	113,184
Series MTN, 2.10%, 3/10/2030 (b)	294,000	240,642
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	150,000	122,238
Series MTN, 3.70%, 3/13/2051 (b)	200,000	138,994
3.91%, 12/7/2047	357,000	259,018
3.94%, 12/7/2049	825,000	593,092
Series MTN, 4.35%, 2/25/2050	223,000	172,477
Series MTN, 4.42%, 3/27/2048	517,000	405,917
3 mo. USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	261,000	232,950
Series MTN, 4.60%, 5/15/2044	121,000	99,946
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	162,000	139,511
3 mo. USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b) (c)	140,000	135,940
3 mo. USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	214,000	196,469
Series MTN, 5.70%, 12/14/2036	250,000	248,075
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b) (c)	450,000	412,470
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	266,000	257,658
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	316,000	261,275
3.90%, 5/15/2029	163,000	145,450
6.00%, 9/15/2033	125,000	120,575
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029 (b)	377,000	331,805
5.75%, 6/5/2033	115,000	108,102
Travelers Cos., Inc.:
4.05%, 3/7/2048	335,000	258,308
4.10%, 3/4/2049	451,000	348,912
4.30%, 8/25/2045	310,000	247,749
5.35%, 11/1/2040	372,000	353,422
Series MTN, 6.25%, 6/15/2037	196,000	205,947
Security Description	Principal Amount	Value
Travelers Property Casualty Corp. 6.38%, 3/15/2033	$100,000	$106,162
Unum Group:
4.00%, 6/15/2029	137,000	123,258
4.13%, 6/15/2051	250,000	164,598
5.75%, 8/15/2042	126,000	108,995
W R Berkley Corp.:
4.00%, 5/12/2050	395,000	279,383
4.75%, 8/1/2044	185,000	148,307
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	126,143
4.50%, 9/15/2028	434,500	407,248
4.65%, 6/15/2027	177,000	169,446
5.35%, 5/15/2033	225,000	209,862
XL Group Ltd. 5.25%, 12/15/2043	315,000	281,150
		46,323,376
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	200,000	120,122
3.15%, 2/9/2051	750,000	424,560
3.40%, 12/6/2027 (b)	648,000	595,279
3.60%, 11/28/2024	575,000	560,096
4.00%, 12/6/2037	365,000	282,087
4.20%, 12/6/2047	513,000	358,787
4.40%, 12/6/2057	458,000	315,983
4.50%, 11/28/2034	435,000	376,445
Alphabet, Inc.:
0.80%, 8/15/2027 (b)	369,000	316,174
1.10%, 8/15/2030	578,500	449,755
1.90%, 8/15/2040	902,000	562,722
2.00%, 8/15/2026	660,000	607,028
2.05%, 8/15/2050	1,321,000	721,728
2.25%, 8/15/2060	277,000	146,804
Amazon.com, Inc.:
0.80%, 6/3/2025	312,000	289,252
1.00%, 5/12/2026	696,000	625,551
1.20%, 6/3/2027	479,000	416,021
1.50%, 6/3/2030 (b)	511,000	404,528
1.65%, 5/12/2028	304,000	261,531
2.10%, 5/12/2031	535,000	429,102
2.50%, 6/3/2050	163,000	95,348
2.70%, 6/3/2060	318,000	178,637
2.88%, 5/12/2041	512,000	360,397
3.00%, 4/13/2025	770,000	743,612
3.10%, 5/12/2051	761,000	501,666
3.15%, 8/22/2027	1,037,000	963,954
3.25%, 5/12/2061	220,000	139,841
3.30%, 4/13/2027	1,070,000	1,006,560
3.45%, 4/13/2029	25,000	23,092
3.60%, 4/13/2032	306,000	271,428
3.80%, 12/5/2024	800,000	784,320
3.88%, 8/22/2037	925,000	787,869
3.95%, 4/13/2052 (b)	440,000	339,940

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 8/22/2047	$1,019,000	$818,583
4.10%, 4/13/2062	432,000	328,791
4.25%, 8/22/2057	464,000	371,116
4.55%, 12/1/2027 (b)	500,000	489,505
4.60%, 12/1/2025 (b)	450,000	443,880
4.65%, 12/1/2029	970,000	946,012
4.70%, 11/29/2024	710,000	703,432
4.70%, 12/1/2032	329,000	313,984
4.80%, 12/5/2034 (b)	286,000	275,072
4.95%, 12/5/2044 (b)	354,000	328,508
Baidu, Inc.:
1.63%, 2/23/2027	318,000	278,075
2.38%, 10/9/2030	270,000	213,427
2.38%, 8/23/2031	188,000	144,660
3.43%, 4/7/2030	135,000	115,879
3.63%, 7/6/2027	260,000	241,472
4.38%, 3/29/2028 (b)	120,000	113,582
4.88%, 11/14/2028	100,000	96,066
Booking Holdings, Inc.:
3.55%, 3/15/2028 (b)	308,000	286,268
3.65%, 3/15/2025	191,000	185,673
4.63%, 4/13/2030 (b)	594,000	563,243
eBay, Inc.:
1.40%, 5/10/2026	127,000	113,711
1.90%, 3/11/2025	276,000	260,839
2.60%, 5/10/2031	430,000	344,224
2.70%, 3/11/2030	260,000	215,842
3.60%, 6/5/2027	367,000	341,420
3.65%, 5/10/2051 (b)	280,000	184,985
5.90%, 11/22/2025	188,000	188,259
6.30%, 11/22/2032	115,000	116,949
Expedia Group, Inc.:
3.25%, 2/15/2030 (b)	388,000	328,011
3.80%, 2/15/2028 (b)	348,000	317,721
4.63%, 8/1/2027	115,000	109,671
5.00%, 2/15/2026 (b)	228,000	223,369
JD.com, Inc. 3.38%, 1/14/2030 (b)	628,000	539,634
Meta Platforms, Inc.:
3.50%, 8/15/2027	675,000	636,458
3.85%, 8/15/2032	750,000	665,527
4.45%, 8/15/2052	600,000	474,810
4.60%, 5/15/2028 (b)	550,000	537,653
4.65%, 8/15/2062	400,000	316,716
4.95%, 5/15/2033 (b)	750,000	719,055
5.60%, 5/15/2053	940,000	890,274
5.75%, 5/15/2063	542,000	510,510
Netflix, Inc.:
4.88%, 4/15/2028 (b)	290,000	281,080
5.88%, 2/15/2025	134,000	133,865
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,413
Tencent Music Entertainment Group 2.00%, 9/3/2030 (b)	140,000	106,224
Security Description	Principal Amount	Value
VeriSign, Inc.:
2.70%, 6/15/2031	$105,000	$83,505
4.75%, 7/15/2027	364,000	349,251
5.25%, 4/1/2025	125,000	123,828
Weibo Corp. 3.38%, 7/8/2030 (b)	596,000	464,534
		31,299,785
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	283,000	248,265
2.88%, 6/15/2027 (b)	120,000	104,646
3.25%, 7/15/2025	622,000	582,316
3.88%, 1/15/2026	439,000	410,491
7.00%, 1/15/2027	220,000	220,002
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	170,000	146,219
2.95%, 3/10/2026	127,000	113,147
Blackstone Private Credit Fund:
2.63%, 12/15/2026	451,000	387,991
3.25%, 3/15/2027	333,000	288,861
4.00%, 1/15/2029	274,000	232,955
4.70%, 3/24/2025	150,000	145,500
7.05%, 9/29/2025	446,000	446,629
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	300,000	263,655
3.63%, 1/15/2026	281,000	259,377
Blue Owl Capital Corp.:
2.63%, 1/15/2027	119,000	102,228
2.88%, 6/11/2028	108,000	88,759
3.40%, 7/15/2026	263,000	235,814
3.75%, 7/22/2025	145,000	135,817
4.00%, 3/30/2025 (b)	156,000	148,251
4.25%, 1/15/2026	71,000	66,419
Blue Owl Capital Corp. III 3.13%, 4/13/2027	140,000	119,668
Blue Owl Credit Income Corp.:
7.75%, 9/16/2027	307,000	304,415
7.95%, 6/13/2028 (e)	199,000	197,145
FS KKR Capital Corp.:
1.65%, 10/12/2024	100,000	94,563
2.63%, 1/15/2027	200,000	171,000
3.25%, 7/15/2027	116,000	99,795
3.40%, 1/15/2026	348,000	318,643
4.13%, 2/1/2025 (b)	147,000	141,196
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (b)	218,000	201,053
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027 (b)	220,000	189,092
Prospect Capital Corp.:
3.44%, 10/15/2028	222,000	174,547

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.71%, 1/22/2026 (b)	$26,000	$23,499
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	260,000	257,075
		6,919,033
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	410,000	399,713
6.55%, 11/29/2027	200,000	202,926
6.75%, 3/1/2041	140,000	133,627
6.80%, 11/29/2032 (b)	275,000	273,105
Nucor Corp.:
2.00%, 6/1/2025	282,000	264,846
2.70%, 6/1/2030	80,000	66,762
3.13%, 4/1/2032	191,000	157,352
3.85%, 4/1/2052	106,000	74,840
3.95%, 5/1/2028	535,000	501,316
4.30%, 5/23/2027 (b)	165,000	158,181
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	100,000	91,674
Steel Dynamics, Inc.:
3.25%, 1/15/2031	160,000	135,264
3.45%, 4/15/2030	379,000	328,570
Vale Overseas Ltd.:
3.75%, 7/8/2030	953,000	813,043
6.88%, 11/21/2036	657,000	659,720
		4,260,939
IT SERVICES — 0.0% (a)
Apple, Inc.:
4.00%, 5/10/2028	425,000	407,707
4.30%, 5/10/2033 (b)	500,000	471,935
4.42%, 5/8/2026 (b)	422,000	414,801
4.85%, 5/10/2053 (b)	435,000	398,595
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	150,000	145,795
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	750,000	731,205
		2,570,038
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
4.40%, 9/15/2032 (b)	330,000	267,940
5.10%, 4/1/2052	255,000	175,667
Harley-Davidson, Inc. 3.50%, 7/28/2025	227,000	216,572
		660,179
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 1/15/2031	280,000	232,898
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (b)	191,000	176,283
Security Description	Principal Amount	Value
4.85%, 3/15/2026	$444,000	$433,468
5.75%, 1/30/2027 (b)	160,000	159,059
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	325,000	244,605
Series HH, 2.85%, 4/15/2031	389,000	312,795
Series R, 3.13%, 6/15/2026	524,000	489,977
Series X, 4.00%, 4/15/2028	148,000	137,069
Series Z, 4.15%, 12/1/2023	100	100
Series FF, 4.63%, 6/15/2030	334,000	307,126
5.00%, 10/15/2027	210,000	204,368
COR, 5.55%, 10/15/2028 (b)	390,000	384,446
Series EE, 5.75%, 5/1/2025	315,000	314,304
Sands China Ltd. 5.65%, 8/8/2028	350,000	329,168
		3,725,666
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	472,000	428,689
0.90%, 3/2/2026	104,000	93,722
Series MTN, 1.10%, 9/14/2027	1,082,000	926,062
Series MTN, 1.15%, 9/14/2026	100,000	89,001
Series MTN, 1.45%, 5/15/2025	163,000	152,777
Series MTN, 3.25%, 12/1/2024	411,000	400,215
Series MTN, 3.60%, 8/12/2027 (b)	150,000	141,536
4.35%, 5/15/2026	450,000	439,713
4.80%, 1/6/2026	333,000	329,134
Series MTN, 4.90%, 1/17/2025	170,000	168,817
Series MTN, 5.40%, 3/10/2025	1,000,000	1,000,950
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	135,000	117,906
3.25%, 9/19/2049 (b)	448,000	313,851
3.25%, 4/9/2050	141,000	98,979
3.80%, 8/15/2042	274,000	218,584
4.75%, 5/15/2064	334,000	288,482
		5,208,418
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC 1.88%, 1/15/2026 (b)	605,000	554,694

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Deere & Co.:
2.75%, 4/15/2025 (b)	$249,000	$238,863
3.75%, 4/15/2050	100,000	78,780
Dover Corp. 5.38%, 10/15/2035	120,000	115,688
Flowserve Corp.:
2.80%, 1/15/2032	165,000	126,121
3.50%, 10/1/2030	110,000	91,601
IDEX Corp.:
2.63%, 6/15/2031	100,000	79,871
3.00%, 5/1/2030	195,000	164,849
Ingersoll Rand, Inc. 5.70%, 8/14/2033	268,000	258,660
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	222,000	200,000
Series MTN, 1.05%, 6/17/2026	211,000	188,697
Series MTN, 1.25%, 1/10/2025	148,000	140,329
Series MTN, 1.30%, 10/13/2026	646,000	575,580
1.45%, 1/15/2031 (b)	320,000	246,307
Series MTN, 1.50%, 3/6/2028	241,000	205,371
Series MTN, 1.70%, 1/11/2027	121,000	107,884
Series MTN, 1.75%, 3/9/2027	293,000	260,366
Series MTN, 2.05%, 1/9/2025	205,000	196,247
Series MTN, 2.13%, 3/7/2025	209,000	199,118
Series MTN, 2.25%, 9/14/2026	165,000	152,097
Series MTN, 2.35%, 3/8/2027	650,000	588,874
Series MTN, 2.65%, 6/10/2026	245,000	228,666
Series MTN, 2.80%, 9/8/2027	104,000	95,007
Series MTN, 2.80%, 7/18/2029	210,000	184,794
Series MTN, 3.40%, 6/6/2025 (b)	486,000	469,622
Series MTN, 3.45%, 3/7/2029 (b)	408,000	372,251
Series MTN, 4.05%, 9/8/2025	220,000	214,817
Series MTN, 4.15%, 9/15/2027	285,000	274,244
Series MTN, 4.35%, 9/15/2032 (b)	210,000	195,067
Series MTN, 4.55%, 10/11/2024	205,000	202,882
Series MTN, 4.70%, 6/10/2030	550,000	528,127
Security Description	Principal Amount	Value
Series MTN, 4.75%, 6/8/2026 (b)	$385,000	$379,414
Series MTN, 4.75%, 1/20/2028	280,000	274,481
Series MTN, 4.80%, 1/9/2026	295,000	291,313
Series MTN, 4.85%, 10/11/2029	250,000	245,145
Series MTN, 4.95%, 7/14/2028	420,000	414,057
Otis Worldwide Corp.:
2.06%, 4/5/2025	741,000	699,408
3.11%, 2/15/2040	218,000	155,669
3.36%, 2/15/2050	125,000	83,303
5.25%, 8/16/2028	265,000	260,196
Rockwell Automation, Inc.:
2.80%, 8/15/2061	135,000	77,942
2.88%, 3/1/2025	261,000	251,377
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	152,000	144,436
3.45%, 11/15/2026	365,000	339,092
4.15%, 3/15/2024	100	99
4.70%, 9/15/2028	550,151	517,059
Xylem, Inc.:
1.95%, 1/30/2028	180,000	154,712
3.25%, 11/1/2026	130,000	121,157
		11,944,334
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	371,000	302,473
2.30%, 2/1/2032	115,000	83,821
2.80%, 4/1/2031	913,000	711,647
3.50%, 6/1/2041	120,000	75,179
3.50%, 3/1/2042	295,000	181,906
3.70%, 4/1/2051	400,000	232,280
3.75%, 2/15/2028	398,000	358,737
3.85%, 4/1/2061	432,000	240,512
3.90%, 6/1/2052	907,000	542,214
3.95%, 6/30/2062	640,000	361,811
4.20%, 3/15/2028	229,000	210,156
4.40%, 4/1/2033 (b)	290,000	246,915
4.40%, 12/1/2061	443,000	271,160
4.80%, 3/1/2050	888,000	618,456
4.91%, 7/23/2025	1,112,000	1,086,691
5.05%, 3/30/2029	311,000	290,589
5.13%, 7/1/2049	588,000	427,605
5.25%, 4/1/2053 (b)	400,000	299,000
5.38%, 4/1/2038	750,000	612,660
5.75%, 4/1/2048	384,000	306,708
6.38%, 10/23/2035	875,000	814,651
6.48%, 10/23/2045	522,000	455,278

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp.:
1.50%, 2/15/2031	$390,000	$294,544
1.95%, 1/15/2031	873,000	682,590
2.35%, 1/15/2027	565,000	511,963
2.65%, 2/1/2030	739,000	623,879
2.65%, 8/15/2062	400,000	208,748
2.80%, 1/15/2051	244,000	142,938
2.89%, 11/1/2051	988,000	582,426
2.94%, 11/1/2056	1,580,000	897,803
2.99%, 11/1/2063	450,000	248,737
3.15%, 3/1/2026	675,000	640,926
3.15%, 2/15/2028	544,000	496,835
3.20%, 7/15/2036	198,000	152,009
3.25%, 11/1/2039	667,000	484,936
3.30%, 2/1/2027	461,000	430,533
3.30%, 4/1/2027	257,000	239,360
3.38%, 8/15/2025	778,000	748,094
3.40%, 7/15/2046	198,000	134,719
3.45%, 2/1/2050	338,000	227,420
3.55%, 5/1/2028	36,000	33,407
3.75%, 4/1/2040	468,000	362,312
3.90%, 3/1/2038	1,045,000	848,404
3.95%, 10/15/2025	546,000	529,718
3.97%, 11/1/2047	660,000	490,809
4.00%, 8/15/2047	305,000	227,509
4.00%, 3/1/2048	723,000	541,932
4.00%, 11/1/2049	479,000	354,177
4.05%, 11/1/2052	522,000	388,044
4.15%, 10/15/2028	1,040,000	985,046
4.20%, 8/15/2034	125,000	109,195
4.25%, 10/15/2030	393,000	362,059
4.55%, 1/15/2029	400,000	384,024
4.60%, 10/15/2038	384,000	336,127
4.65%, 2/15/2033 (b)	440,000	411,968
4.65%, 7/15/2042	225,000	189,468
4.80%, 5/15/2033	550,000	516,334
4.95%, 10/15/2058 (b)	205,000	176,011
5.25%, 11/7/2025	37,000	36,827
5.35%, 11/15/2027	160,000	159,794
5.35%, 5/15/2053	465,000	424,336
5.50%, 11/15/2032	605,000	598,412
5.50%, 5/15/2064	500,000	453,240
5.65%, 6/15/2035	123,000	121,320
6.55%, 7/1/2039	195,000	203,933
7.05%, 3/15/2033	286,000	311,834
Discovery Communications LLC:
3.63%, 5/15/2030	248,000	209,587
3.90%, 11/15/2024	170,000	165,044
3.95%, 6/15/2025	155,000	149,287
3.95%, 3/20/2028 (b)	408,000	371,672
4.00%, 9/15/2055	730,000	437,087
4.13%, 5/15/2029 (b)	213,000	189,992
4.65%, 5/15/2050	315,420	219,876
4.90%, 3/11/2026	193,000	188,061
Security Description	Principal Amount	Value
5.00%, 9/20/2037	$592,000	$483,102
5.20%, 9/20/2047	781,000	590,506
5.30%, 5/15/2049	438,000	334,728
FactSet Research Systems, Inc. 2.90%, 3/1/2027	120,000	109,291
Fox Corp.:
4.71%, 1/25/2029 (b)	375,000	354,772
5.48%, 1/25/2039	888,000	767,303
5.58%, 1/25/2049	228,000	190,040
Grupo Televisa SAB:
6.63%, 1/15/2040 (b)	681,000	662,347
8.50%, 3/11/2032	100,000	113,481
NBCUniversal Media LLC 4.45%, 1/15/2043	150,000	122,591
Paramount Global:
3.70%, 6/1/2028	694,000	606,112
4.00%, 1/15/2026	191,000	180,803
4.20%, 5/19/2032 (b)	399,000	317,205
4.38%, 3/15/2043	431,000	277,655
4.60%, 1/15/2045	576,000	367,206
4.85%, 7/1/2042	231,000	155,068
4.90%, 8/15/2044	675,000	449,415
4.95%, 1/15/2031 (b)	179,000	153,689
5.25%, 4/1/2044	434,000	301,678
5.85%, 9/1/2043	166,000	128,011
5.90%, 10/15/2040	319,000	248,160
6.88%, 4/30/2036	270,000	244,010
TCI Communications, Inc. 7.88%, 2/15/2026	195,000	204,329
Thomson Reuters Corp.:
5.50%, 8/15/2035	150,000	141,864
5.85%, 4/15/2040	115,000	107,226
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	324,000	346,654
Time Warner Cable LLC:
4.50%, 9/15/2042	455,000	315,292
5.50%, 9/1/2041	368,500	287,482
5.88%, 11/15/2040	180,000	149,263
6.55%, 5/1/2037	306,000	277,496
6.75%, 6/15/2039	246,000	224,241
7.30%, 7/1/2038	374,000	360,203
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026 (b)	248,000	225,229
Series MTN, 2.95%, 6/15/2027 (b)	318,000	295,514
Series GMTN, 3.15%, 9/17/2025	444,000	424,575
Series MTN, 3.70%, 12/1/2042	200,000	149,508
Series GMTN, 4.13%, 6/1/2044 (b)	367,000	289,240
4.38%, 8/16/2041	319,000	260,907

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co.:
1.75%, 1/13/2026 (b)	$426,000	$392,261
2.00%, 9/1/2029	630,000	520,928
2.20%, 1/13/2028	507,538	449,202
2.65%, 1/13/2031	1,211,000	1,001,969
2.75%, 9/1/2049	660,000	390,522
3.38%, 11/15/2026	399,000	375,994
3.60%, 1/13/2051 (b)	838,000	582,402
3.70%, 10/15/2025	380,000	367,023
3.70%, 3/23/2027	265,000	252,354
3.80%, 5/13/2060	400,000	276,032
4.63%, 3/23/2040	125,000	108,840
4.75%, 11/15/2046	182,000	152,161
4.95%, 10/15/2045	197,000	169,727
5.40%, 10/1/2043	283,000	263,544
6.15%, 3/1/2037	140,000	141,526
6.40%, 12/15/2035	464,000	485,075
6.55%, 3/15/2033	238,000	251,035
6.65%, 11/15/2037	294,000	315,832
7.75%, 12/1/2045	150,000	180,034
		45,858,412
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
3.25%, 6/15/2025 (b)	280,000	270,063
4.38%, 6/15/2045	130,000	105,521
		375,584
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	570,000	480,852
Barrick North America Finance LLC:
5.70%, 5/30/2041	678,000	648,215
5.75%, 5/1/2043	185,000	177,604
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	235,000	231,994
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	325,000	265,661
4.75%, 2/28/2028	500,000	486,715
5.00%, 9/30/2043	727,000	655,514
5.10%, 9/8/2028 (b)	500,000	490,780
5.25%, 9/8/2026	500,000	496,780
5.25%, 9/8/2033	500,000	482,575
5.50%, 9/8/2053	190,000	181,946
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	304,461
4.38%, 8/1/2028	100,000	91,749
4.63%, 8/1/2030	279,000	251,348
5.00%, 9/1/2027	50,000	47,586
5.25%, 9/1/2029	283,000	267,325
5.40%, 11/14/2034	175,000	159,056
5.45%, 3/15/2043	622,000	532,706
Security Description	Principal Amount	Value
Kinross Gold Corp. 4.50%, 7/15/2027	$125,000	$118,537
Newmont Corp.:
2.25%, 10/1/2030	615,000	490,167
2.60%, 7/15/2032	180,000	140,890
4.88%, 3/15/2042	607,000	519,507
6.25%, 10/1/2039	246,000	244,898
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	180,000	183,269
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	416,000	247,503
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033 (b)	500,000	479,395
5.13%, 3/9/2053	1,000,000	907,570
Southern Copper Corp.:
5.25%, 11/8/2042 (b)	325,000	280,602
6.75%, 4/16/2040	414,000	432,916
7.50%, 7/27/2035	280,000	307,936
Yamana Gold, Inc. 2.63%, 8/15/2031	245,000	187,819
		10,793,876
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.00%, 2/14/2025 (b)	276,333	261,914
2.38%, 8/26/2029 (b)	254,000	212,057
2.65%, 4/15/2025	372,000	354,014
2.88%, 10/15/2027 (b)	379,000	342,593
Series MTN, 3.00%, 8/7/2025 (b)	153,000	145,719
3.05%, 4/15/2030 (b)	167,000	144,201
3.25%, 8/26/2049 (b)	221,000	140,063
Series MTN, 3.38%, 3/1/2029 (b)	508,000	453,619
Series MTN, 3.63%, 9/14/2028	180,000	164,398
Series MTN, 3.63%, 10/15/2047	368,000	254,281
Series MTN, 4.00%, 9/14/2048 (b)	850,000	638,282
Carlisle Cos., Inc.:
2.75%, 3/1/2030	200,000	165,228
3.75%, 12/1/2027	424,000	393,353
Eaton Corp.:
3.10%, 9/15/2027 (b)	194,000	178,635
4.00%, 11/2/2032	157,000	141,179
4.15%, 3/15/2033	140,000	126,504
4.15%, 11/2/2042	252,000	205,050
4.35%, 5/18/2028	130,000	125,066
4.70%, 8/23/2052	498,000	429,271
GE Capital Funding LLC 4.55%, 5/15/2032	425,000	391,450
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	645,000	577,088

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
General Electric Co. Series MTN, 5.88%, 1/14/2038	$131,000	$132,070
Illinois Tool Works, Inc. 2.65%, 11/15/2026	481,000	446,984
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (b)	264,000	245,681
3.25%, 6/14/2029	259,000	229,997
4.00%, 6/14/2049	267,000	202,960
Series MTN, 4.20%, 11/21/2034	773,000	671,149
Series MTN, 4.45%, 11/21/2044	114,000	92,280
Series A, 6.25%, 5/15/2038	400,000	401,220
Pentair Finance Sarl 5.90%, 7/15/2032	117,000	114,263
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	150,000	129,069
2.75%, 4/1/2031	340,000	274,730
Textron, Inc.:
2.45%, 3/15/2031	100,000	79,505
3.90%, 9/17/2029	545,000	490,108
Trane Technologies Financing Ltd. 3.55%, 11/1/2024	453,000	441,544
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028	438,000	404,883
4.30%, 2/21/2048	120,000	92,971
		10,293,379
MULTI-NATIONAL — 0.2%
African Development Bank Series GMTN, 4.38%, 11/3/2027	395,000	389,509
Asian Development Bank:
Series GMTN, 3.75%, 4/25/2028	1,575,000	1,509,102
Series GMTN, 4.50%, 8/25/2028	2,148,000	2,123,728
Series GMTN, 4.63%, 6/13/2025	370,000	366,289
Corp. Andina de Fomento:
4.75%, 4/1/2026	136,000	132,638
5.25%, 11/21/2025	325,000	321,331
European Investment Bank:
3.63%, 7/15/2030	770,000	720,181
4.50%, 10/16/2028 (b)	1,500,000	1,486,635
Inter-American Development Bank 4.50%, 9/13/2033	400,000	391,160
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	3,250,000	3,078,790
4.00%, 7/25/2030	1,125,000	1,074,802
Security Description	Principal Amount	Value
International Finance Corp. Series GMTN, 4.50%, 7/13/2028	$279,000	$276,305
Nordic Investment Bank:
2.63%, 4/4/2025	150,000	144,089
3.38%, 9/8/2027	279,000	265,382
		12,279,941
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	272,000	232,130
3.57%, 12/1/2031	473,000	386,394
4.13%, 5/1/2025	450,000	434,250
4.25%, 4/1/2028	240,000	218,916
5.50%, 12/1/2024	168,000	166,170
		1,437,860
OIL & GAS — 0.9%
Apache Corp. 6.00%, 1/15/2037	532,000	481,598
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	348,000	274,610
2.72%, 1/12/2032	575,000	466,584
2.77%, 11/10/2050	245,000	144,202
2.94%, 6/4/2051	643,000	392,031
3.00%, 2/24/2050	353,000	220,039
3.00%, 3/17/2052	256,000	157,243
3.02%, 1/16/2027	169,000	156,785
3.12%, 5/4/2026 (b)	367,000	346,709
3.38%, 2/8/2061	615,000	382,850
3.41%, 2/11/2026	853,000	814,862
3.59%, 4/14/2027	157,000	147,798
3.63%, 4/6/2030 (b)	600,000	539,562
3.80%, 9/21/2025 (b)	199,000	192,839
4.23%, 11/6/2028 (b)	734,000	697,351
4.81%, 2/13/2033	295,000	276,285
4.89%, 9/11/2033	560,000	525,577
BP Capital Markets PLC 3.28%, 9/19/2027	709,000	657,909
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	233,000	217,296
2.95%, 7/15/2030 (b)	726,000	602,653
3.85%, 6/1/2027	459,000	427,577
6.25%, 3/15/2038	461,000	445,114
6.45%, 6/30/2033	156,000	155,552
6.50%, 2/15/2037	195,000	190,351
Cenovus Energy, Inc.:
3.75%, 2/15/2052	115,000	76,023
5.40%, 6/15/2047	273,000	233,262
Chevron Corp.:
1.55%, 5/11/2025	610,000	573,912
2.00%, 5/11/2027	178,000	159,481
2.24%, 5/11/2030	838,000	698,825

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 5/16/2026	$526,000	$497,007
3.08%, 5/11/2050	145,000	97,301
3.33%, 11/17/2025	150,000	144,102
Chevron USA, Inc.:
0.69%, 8/12/2025	290,000	266,214
1.02%, 8/12/2027 (b)	464,000	398,168
3.25%, 10/15/2029	618,000	556,806
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	186,047
4.25%, 5/9/2043 (b)	431,000	344,464
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	155,000	134,143
CNOOC Finance 2015 Australia Pty. Ltd. 4.20%, 5/5/2045	100,000	78,101
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	25,000	24,138
4.38%, 5/2/2028 (b)	264,000	254,158
CNOOC Petroleum North America ULC:
6.40%, 5/15/2037	577,000	595,510
7.50%, 7/30/2039	250,000	282,800
7.88%, 3/15/2032	262,000	298,649
ConocoPhillips Co.:
2.40%, 3/7/2025	21,000	20,075
3.80%, 3/15/2052	615,000	444,965
4.03%, 3/15/2062	843,000	604,928
5.05%, 9/15/2033	290,000	277,617
5.30%, 5/15/2053	650,000	596,173
5.70%, 9/15/2063	250,000	237,752
5.90%, 10/15/2032	565,000	584,300
6.50%, 2/1/2039	360,000	384,739
Continental Resources, Inc. 4.90%, 6/1/2044	150,000	110,149
Coterra Energy, Inc.:
3.90%, 5/15/2027	249,000	233,766
4.38%, 3/15/2029	318,000	293,835
Devon Energy Corp.:
4.50%, 1/15/2030	287,000	260,209
4.75%, 5/15/2042 (b)	477,000	378,800
5.00%, 6/15/2045 (b)	645,000	519,309
5.60%, 7/15/2041 (b)	503,000	443,752
Diamondback Energy, Inc.:
3.13%, 3/24/2031	225,000	187,636
3.50%, 12/1/2029 (b)	547,000	485,802
4.25%, 3/15/2052	518,000	368,267
6.25%, 3/15/2033	500,000	500,585
EOG Resources, Inc.:
3.15%, 4/1/2025	50,000	48,181
3.90%, 4/1/2035	530,000	448,163
4.15%, 1/15/2026	200,000	194,168
4.38%, 4/15/2030 (b)	218,000	205,535
4.95%, 4/15/2050 (b)	25,000	22,059
EQT Corp.:
3.90%, 10/1/2027 (b)	232,000	214,684
Security Description	Principal Amount	Value
5.70%, 4/1/2028	$105,000	$102,938
6.13%, 2/1/2025	323,000	321,983
7.00%, 2/1/2030	386,000	398,313
Equinor ASA:
1.75%, 1/22/2026	100,000	92,234
2.38%, 5/22/2030 (b)	306,000	256,339
2.88%, 4/6/2025	379,000	364,693
3.00%, 4/6/2027	246,000	228,249
3.13%, 4/6/2030	267,000	235,999
3.25%, 11/10/2024	566,000	551,431
3.25%, 11/18/2049	737,000	493,385
3.70%, 4/6/2050	224,000	163,256
3.95%, 5/15/2043	247,000	195,542
4.25%, 11/23/2041	125,000	103,457
4.80%, 11/8/2043	983,000	857,019
Exxon Mobil Corp.:
2.28%, 8/16/2026 (b)	472,000	436,218
2.44%, 8/16/2029	478,000	413,398
2.61%, 10/15/2030	1,207,000	1,019,058
2.71%, 3/6/2025	595,000	572,878
2.99%, 3/19/2025	691,000	667,306
3.04%, 3/1/2026	319,000	302,482
3.45%, 4/15/2051	971,000	676,088
3.48%, 3/19/2030	548,000	494,006
3.57%, 3/6/2045	100,000	73,627
4.11%, 3/1/2046	386,000	308,630
4.23%, 3/19/2040	1,032,000	877,551
4.33%, 3/19/2050 (b)	711,000	584,563
Hess Corp.:
5.60%, 2/15/2041	491,000	443,447
5.80%, 4/1/2047 (b)	127,000	115,382
7.13%, 3/15/2033	93,000	98,011
7.30%, 8/15/2031	407,000	431,310
7.88%, 10/1/2029	146,000	157,978
HF Sinclair Corp.:
4.50%, 10/1/2030	180,000	158,501
5.88%, 4/1/2026	205,000	204,289
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	190,000	178,659
5.20%, 6/1/2045 (b)	125,000	98,274
6.60%, 10/1/2037 (b)	254,000	246,395
6.80%, 3/15/2032	265,000	268,519
Marathon Petroleum Corp.:
4.70%, 5/1/2025	694,000	679,676
4.75%, 9/15/2044	146,000	115,483
5.00%, 9/15/2054	210,000	161,952
5.13%, 12/15/2026 (b)	233,000	229,223
6.50%, 3/1/2041	298,000	294,230
Occidental Petroleum Corp.:
5.55%, 3/15/2026 (b)	1,197,000	1,182,073
6.45%, 9/15/2036	1,200,000	1,178,484
6.63%, 9/1/2030 (b)	1,000,000	1,013,200
Ovintiv, Inc.:
5.38%, 1/1/2026	200,000	197,094
6.25%, 7/15/2033	340,000	329,147

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/1/2038	$410,000	$392,071
6.63%, 8/15/2037	205,000	196,273
7.20%, 11/1/2031	137,000	140,639
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	135,000	135,594
Phillips 66 1.30%, 2/15/2026	250,000	225,937
Phillips 66 Co.:
2.15%, 12/15/2030	461,500	362,984
3.15%, 12/15/2029	228,000	196,714
3.30%, 3/15/2052	310,000	194,051
3.75%, 3/1/2028	522,000	483,972
3.85%, 4/9/2025	574,000	557,710
4.88%, 11/15/2044	432,000	369,066
4.90%, 10/1/2046	200,000	164,966
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	48,000	43,348
1.90%, 8/15/2030	548,000	429,561
2.15%, 1/15/2031	430,000	339,223
Shell International Finance BV:
2.00%, 11/7/2024 (b)	311,000	299,428
2.38%, 11/7/2029	649,000	552,494
2.50%, 9/12/2026	458,000	424,328
2.75%, 4/6/2030	705,000	606,822
2.88%, 5/10/2026	758,000	714,885
2.88%, 11/26/2041	400,000	271,304
3.00%, 11/26/2051	725,000	452,849
3.13%, 11/7/2049	210,000	136,135
3.25%, 5/11/2025	686,000	662,532
3.25%, 4/6/2050 (b)	957,000	635,218
3.75%, 9/12/2046	177,000	130,644
3.88%, 11/13/2028	652,000	615,142
4.00%, 5/10/2046	109,000	84,426
4.13%, 5/11/2035	446,000	393,055
4.55%, 8/12/2043	302,000	255,667
6.38%, 12/15/2038	931,000	987,186
Suncor Energy, Inc.:
3.75%, 3/4/2051	32,000	21,423
6.50%, 6/15/2038	500,000	496,490
6.80%, 5/15/2038	506,000	511,880
7.15%, 2/1/2032	105,000	110,318
TotalEnergies Capital International SA:
2.43%, 1/10/2025	260,000	249,868
2.83%, 1/10/2030	504,700	437,963
2.99%, 6/29/2041	428,000	298,547
3.13%, 5/29/2050 (b)	707,000	459,960
3.39%, 6/29/2060	122,000	78,485
3.46%, 7/12/2049	132,000	91,832
TotalEnergies Capital SA 3.88%, 10/11/2028	412,000	386,703
Valero Energy Corp.:
2.15%, 9/15/2027 (b)	265,000	233,348
3.65%, 12/1/2051	100,000	64,266
Security Description	Principal Amount	Value
6.63%, 6/15/2037	$992,000	$1,014,320
		57,359,534
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	225,000	201,870
3.14%, 11/7/2029 (b)	175,000	151,791
3.34%, 12/15/2027 (b)	171,000	156,154
4.08%, 12/15/2047 (b)	278,500	207,842
4.49%, 5/1/2030	645,000	604,629
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	216,464
4.50%, 11/15/2041	145,000	115,838
4.75%, 8/1/2043	100,000	81,854
4.85%, 11/15/2035	802,000	720,998
5.00%, 11/15/2045	840,000	710,052
6.70%, 9/15/2038	265,000	278,560
NOV, Inc. 3.95%, 12/1/2042	135,000	94,260
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (b)	153,000	141,084
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	178,000	150,586
4.50%, 5/15/2028	500,000	484,245
		4,316,227
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028 (b)	125,000	117,744
5.63%, 5/26/2033 (b)	350,000	335,839
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	394,000	318,348
Berry Global, Inc.:
1.57%, 1/15/2026	388,000	350,655
5.50%, 4/15/2028 (e)	250,000	241,370
Packaging Corp. of America:
3.00%, 12/15/2029	180,000	153,776
3.05%, 10/1/2051	105,000	62,408
3.40%, 12/15/2027	200,000	184,234
Sonoco Products Co.:
1.80%, 2/1/2025	188,000	177,393
2.25%, 2/1/2027	375,000	333,011
3.13%, 5/1/2030	150,000	126,159
WRKCo, Inc.:
3.00%, 6/15/2033	440,000	344,472
3.90%, 6/1/2028	319,000	292,255
4.00%, 3/15/2028	373,000	345,696
4.65%, 3/15/2026	386,000	373,752
4.90%, 3/15/2029 (b)	222,500	212,192
		3,969,304

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.60%, 11/21/2024	$1,206,000	$1,162,524
2.95%, 11/21/2026	1,375,000	1,276,385
3.20%, 5/14/2026	442,000	417,606
3.20%, 11/21/2029	1,105,000	974,930
3.60%, 5/14/2025	931,000	899,998
3.80%, 3/15/2025	851,000	827,266
4.05%, 11/21/2039	950,000	775,599
4.25%, 11/14/2028 (b)	797,000	757,262
4.25%, 11/21/2049	1,209,000	957,552
4.30%, 5/14/2036	302,000	264,875
4.40%, 11/6/2042	251,000	207,841
4.45%, 5/14/2046	460,000	375,167
4.50%, 5/14/2035	939,000	847,842
4.55%, 3/15/2035	1,021,000	928,712
4.63%, 10/1/2042	225,000	189,569
4.70%, 5/14/2045	291,000	248,354
4.75%, 3/15/2045	302,000	259,016
4.85%, 6/15/2044	244,000	211,507
4.88%, 11/14/2048	511,000	446,921
Astrazeneca Finance LLC:
1.20%, 5/28/2026 (b)	525,000	471,460
1.75%, 5/28/2028 (b)	181,500	155,192
2.25%, 5/28/2031	360,000	289,418
4.88%, 3/3/2033 (b)	1,150,000	1,107,737
AstraZeneca PLC:
0.70%, 4/8/2026	209,000	186,397
1.38%, 8/6/2030	325,000	251,082
2.13%, 8/6/2050	100,000	54,352
3.00%, 5/28/2051	374,000	244,402
3.38%, 11/16/2025	303,000	290,462
4.00%, 9/18/2042	402,000	326,404
4.38%, 11/16/2045	240,000	201,190
4.38%, 8/17/2048	205,000	172,210
6.45%, 9/15/2037	572,000	617,297
Becton Dickinson & Co.:
1.96%, 2/11/2031	574,000	448,742
3.70%, 6/6/2027	570,000	534,227
3.73%, 12/15/2024	250,000	243,645
4.67%, 6/6/2047	679,000	564,181
4.69%, 12/15/2044	300,000	252,048
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	495,500	422,919
1.45%, 11/13/2030	482,000	369,988
2.55%, 11/13/2050	482,000	275,265
2.95%, 3/15/2032 (b)	545,000	455,064
3.20%, 6/15/2026	469,000	444,687
3.25%, 8/1/2042	224,000	158,863
3.40%, 7/26/2029	590,000	534,628
3.45%, 11/15/2027	207,800	194,060
3.55%, 3/15/2042	30,000	22,517
3.70%, 3/15/2052	622,000	444,556
3.90%, 2/20/2028	646,000	610,535
3.90%, 3/15/2062	732,000	512,942
Security Description	Principal Amount	Value
4.13%, 6/15/2039	$742,000	$616,698
4.25%, 10/26/2049	745,000	590,591
4.35%, 11/15/2047	793,000	642,005
4.55%, 2/20/2048	305,000	252,906
Cardinal Health, Inc.:
4.37%, 6/15/2047	404,000	304,648
4.50%, 11/15/2044	530,000	403,409
Cencora, Inc.:
2.70%, 3/15/2031	261,000	212,391
2.80%, 5/15/2030	150,000	125,643
3.25%, 3/1/2025	141,000	136,178
4.30%, 12/15/2047	517,000	399,212
Cigna Group:
1.25%, 3/15/2026	156,000	140,366
2.38%, 3/15/2031	555,000	442,607
2.40%, 3/15/2030	523,000	428,217
3.25%, 4/15/2025	470,000	451,858
3.40%, 3/1/2027	347,000	323,054
3.40%, 3/15/2050	213,000	140,126
3.40%, 3/15/2051 (b)	385,000	252,056
3.88%, 10/15/2047	722,000	513,717
4.13%, 11/15/2025	702,000	679,803
4.38%, 10/15/2028	536,000	506,456
4.50%, 2/25/2026	265,000	257,646
4.80%, 8/15/2038	724,000	636,859
4.80%, 7/15/2046	320,000	265,501
5.40%, 3/15/2033 (b)	1,005,000	973,463
CVS Health Corp.:
1.30%, 8/21/2027	593,000	504,400
1.75%, 8/21/2030	357,000	274,365
1.88%, 2/28/2031	733,000	557,674
2.13%, 9/15/2031	127,000	97,099
2.88%, 6/1/2026 (b)	769,000	716,116
3.00%, 8/15/2026	398,000	370,001
3.25%, 8/15/2029	308,000	269,417
3.88%, 7/20/2025	759,000	733,164
4.10%, 3/25/2025	373,000	364,328
4.25%, 4/1/2050	285,000	210,455
4.30%, 3/25/2028	1,127,435	1,066,204
4.78%, 3/25/2038	1,238,000	1,065,200
4.88%, 7/20/2035	550,000	491,408
5.00%, 2/20/2026	365,000	359,280
5.00%, 1/30/2029	180,000	174,143
5.05%, 3/25/2048	2,463,000	2,046,187
5.13%, 7/20/2045	1,051,000	884,101
5.25%, 2/21/2033	550,000	520,162
5.30%, 6/1/2033 (b)	195,000	184,743
5.30%, 12/5/2043	360,000	313,092
5.63%, 2/21/2053	600,000	536,394
5.88%, 6/1/2053 (b)	696,000	644,287
6.00%, 6/1/2063	285,000	261,721
Eli Lilly & Co.:
2.25%, 5/15/2050	255,000	144,299
2.50%, 9/15/2060	468,000	254,395
3.38%, 3/15/2029	600,000	551,598

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/15/2049 (b)	$295,000	$236,375
4.70%, 2/27/2033	600,000	577,008
4.95%, 2/27/2063	485,000	438,100
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (b)	245,000	223,560
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	268,707	261,328
3.88%, 5/15/2028 (b)	650,000	614,945
6.38%, 5/15/2038	1,157,000	1,253,436
Johnson & Johnson:
0.95%, 9/1/2027 (b)	413,000	354,668
1.30%, 9/1/2030 (b)	398,000	313,003
2.10%, 9/1/2040	340,000	216,543
2.25%, 9/1/2050	360,000	207,356
2.45%, 9/1/2060	175,000	96,338
2.63%, 1/15/2025	298,301	288,541
2.90%, 1/15/2028 (b)	712,000	655,788
2.95%, 3/3/2027 (b)	474,500	444,516
3.40%, 1/15/2038	733,000	589,530
3.63%, 3/3/2037	641,000	538,972
3.70%, 3/1/2046	452,000	350,996
3.75%, 3/3/2047	270,000	211,604
4.38%, 12/5/2033 (b)	566,000	537,496
4.85%, 5/15/2041	100,000	93,481
5.85%, 7/15/2038	270,000	283,090
5.95%, 8/15/2037	426,000	450,308
McKesson Corp. 4.90%, 7/15/2028 (b)	550,000	536,822
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	355,000	348,716
Merck & Co., Inc.:
0.75%, 2/24/2026	263,000	236,805
1.45%, 6/24/2030	275,000	215,317
1.70%, 6/10/2027 (b)	780,000	690,807
1.90%, 12/10/2028	210,000	179,065
2.15%, 12/10/2031 (b)	337,000	266,004
2.35%, 6/24/2040	385,000	251,644
2.45%, 6/24/2050	304,000	174,463
2.75%, 2/10/2025	350,000	337,998
2.75%, 12/10/2051	1,280,000	773,222
3.40%, 3/7/2029	686,000	627,114
3.70%, 2/10/2045	1,036,000	788,987
4.00%, 3/7/2049	332,000	260,039
4.05%, 5/17/2028 (b)	250,000	240,320
4.15%, 5/18/2043 (b)	281,000	233,149
4.50%, 5/17/2033	295,000	276,002
4.90%, 5/17/2044	115,000	104,817
5.00%, 5/17/2053	660,000	601,418
5.15%, 5/17/2063	525,000	480,396
Mylan, Inc.:
4.55%, 4/15/2028	275,000	252,637
5.20%, 4/15/2048	416,000	301,479
Novartis Capital Corp.:
1.75%, 2/14/2025	746,791	710,318
2.00%, 2/14/2027	864,000	780,797
Security Description	Principal Amount	Value
2.20%, 8/14/2030	$301,000	$249,469
2.75%, 8/14/2050	227,000	144,204
3.00%, 11/20/2025	320,000	304,858
4.40%, 5/6/2044	444,000	381,813
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	685,000	668,902
4.45%, 5/19/2028	2,150,000	2,072,277
4.65%, 5/19/2025	385,000	379,853
4.65%, 5/19/2030	750,000	717,570
4.75%, 5/19/2033	800,000	758,080
5.11%, 5/19/2043	800,000	734,576
5.30%, 5/19/2053	2,980,000	2,767,764
5.34%, 5/19/2063	1,000,000	913,620
Pfizer, Inc.:
0.80%, 5/28/2025	287,300	266,166
1.70%, 5/28/2030	880,000	705,355
1.75%, 8/18/2031	242,500	187,593
2.75%, 6/3/2026	636,000	595,996
3.00%, 12/15/2026 (b)	293,000	274,245
3.45%, 3/15/2029 (b)	324,000	297,950
3.90%, 3/15/2039	430,000	352,914
4.00%, 3/15/2049	120,000	94,586
4.10%, 9/15/2038	388,000	330,122
4.20%, 9/15/2048	331,000	271,149
4.30%, 6/15/2043	160,000	134,662
4.40%, 5/15/2044 (b)	181,000	154,035
5.60%, 9/15/2040	200,000	196,636
7.20%, 3/15/2039	679,000	781,672
Sanofi 3.63%, 6/19/2028 (b)	231,000	217,230
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	407,000	380,150
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030 (b)	877,000	705,196
3.03%, 7/9/2040	797,000	553,509
3.18%, 7/9/2050	275,000	173,858
3.38%, 7/9/2060	170,000	103,374
5.00%, 11/26/2028 (b)	991,000	968,475
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,186,000	1,110,464
5.25%, 6/15/2046	679,000	498,624
Viatris, Inc.:
2.30%, 6/22/2027	492,000	422,318
2.70%, 6/22/2030	205,000	159,961
3.85%, 6/22/2040	484,000	314,890
4.00%, 6/22/2050	327,000	197,472
Wyeth LLC:
5.95%, 4/1/2037	427,000	436,719
6.00%, 2/15/2036	284,000	293,298
Zoetis, Inc.:
2.00%, 5/15/2030	276,000	220,869
3.00%, 5/15/2050	100,000	63,300
3.90%, 8/20/2028 (b)	128,000	120,188

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 9/12/2047	$150,000	$113,237
4.45%, 8/20/2048	223,000	181,341
4.70%, 2/1/2043	644,000	554,651
5.40%, 11/14/2025	110,000	109,541
5.60%, 11/16/2032	185,000	184,310
		87,899,399
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,599
Boardwalk Pipelines LP:
3.60%, 9/1/2032	125,000	101,654
4.45%, 7/15/2027 (b)	380,000	357,728
4.80%, 5/3/2029	190,000	176,956
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	627,000	468,018
3.70%, 11/15/2029	190,000	168,330
5.13%, 6/30/2027 (b)	725,000	704,214
5.88%, 3/31/2025	174,000	172,664
Cheniere Energy Partners LP:
3.25%, 1/31/2032	155,000	123,200
4.50%, 10/1/2029	258,000	233,554
5.95%, 6/30/2033 (e)	625,000	602,844
Cheniere Energy, Inc. 4.63%, 10/15/2028 (b)	525,000	483,829
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	304,000	295,600
5.80%, 6/1/2045	317,000	280,859
DCP Midstream Operating LP 5.63%, 7/15/2027	481,000	474,420
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	135,000	114,560
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	130,000	136,748
Enbridge, Inc.:
1.60%, 10/4/2026	315,000	279,931
2.50%, 1/15/2025	280,000	267,403
2.50%, 2/14/2025	291,000	277,282
2.50%, 8/1/2033	365,000	270,921
3.40%, 8/1/2051	700,000	436,555
3.70%, 7/15/2027	200,000	185,854
4.25%, 12/1/2026	570,000	543,683
5.70%, 3/8/2033	500,000	479,155
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	355,000	352,167
Energy Transfer LP:
2.90%, 5/15/2025	770,000	731,323
3.75%, 5/15/2030	365,000	318,196
4.00%, 10/1/2027	233,000	216,238
4.05%, 3/15/2025	417,000	405,328
4.15%, 9/15/2029	124,000	112,395
Security Description	Principal Amount	Value
4.20%, 4/15/2027 (b)	$287,000	$270,251
4.40%, 3/15/2027	268,000	254,053
4.75%, 1/15/2026	595,000	578,941
4.95%, 5/15/2028	150,000	143,453
4.95%, 6/15/2028	301,000	287,515
4.95%, 1/15/2043	290,000	225,214
5.00%, 5/15/2050 (b)	434,000	340,095
5.15%, 2/1/2043	293,000	233,588
5.15%, 3/15/2045	302,000	241,959
5.25%, 4/15/2029	490,000	469,773
5.30%, 4/15/2047	251,000	203,328
5.35%, 5/15/2045	171,000	139,763
5.40%, 10/1/2047	345,000	283,745
5.50%, 6/1/2027 (b)	368,000	361,799
5.55%, 2/15/2028	430,000	422,625
5.75%, 2/15/2033 (b)	390,000	375,227
6.00%, 6/15/2048	325,000	288,405
6.10%, 2/15/2042	131,000	118,731
6.25%, 4/15/2049	485,000	444,987
6.50%, 2/1/2042	193,000	184,018
7.50%, 7/1/2038	100,000	104,971
Enterprise Products Operating LLC:
3.13%, 7/31/2029	519,000	455,807
3.20%, 2/15/2052	135,000	86,114
3.30%, 2/15/2053	294,000	191,265
3.70%, 2/15/2026 (b)	456,000	436,821
3.70%, 1/31/2051	290,000	204,201
3.75%, 2/15/2025 (b)	455,000	441,987
3.95%, 2/15/2027	145,000	137,815
3.95%, 1/31/2060	242,000	170,058
4.15%, 10/16/2028	266,700	249,794
4.20%, 1/31/2050	378,000	291,495
4.25%, 2/15/2048	294,000	230,011
4.45%, 2/15/2043	175,000	142,959
4.80%, 2/1/2049	413,000	350,022
4.85%, 8/15/2042	240,000	207,415
4.85%, 3/15/2044	314,000	269,983
4.90%, 5/15/2046	589,000	501,704
4.95%, 10/15/2054	310,000	260,725
5.05%, 1/10/2026	71,000	70,190
5.10%, 2/15/2045	800,000	707,024
5.35%, 1/31/2033 (b)	230,000	225,055
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (c)	145,000	120,628
5.70%, 2/15/2042	137,000	131,043
5.95%, 2/1/2041	190,000	186,798
Series D, 6.88%, 3/1/2033	178,000	191,564
7.55%, 4/15/2038	164,000	181,983
Kinder Morgan Energy Partners LP:
5.00%, 3/1/2043	360,000	290,171
5.50%, 3/1/2044	425,842	362,481
6.38%, 3/1/2041	366,000	345,771

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.55%, 9/15/2040	$540,000	$516,191
Series MTN, 6.95%, 1/15/2038	615,000	630,836
7.75%, 3/15/2032	345,000	369,837
Kinder Morgan, Inc.:
1.75%, 11/15/2026	140,000	124,548
2.00%, 2/15/2031	514,000	391,951
3.25%, 8/1/2050	461,000	274,811
3.60%, 2/15/2051	278,000	175,835
4.30%, 6/1/2025	332,000	323,282
4.30%, 3/1/2028 (b)	293,000	275,496
4.80%, 2/1/2033	277,000	249,383
5.20%, 6/1/2033	105,000	97,103
5.20%, 3/1/2048	614,000	501,177
5.30%, 12/1/2034	478,000	437,786
5.45%, 8/1/2052 (b)	570,000	483,178
5.55%, 6/1/2045	320,000	275,002
Magellan Midstream Partners LP:
3.25%, 6/1/2030 (b)	575,000	489,342
3.95%, 3/1/2050	306,000	204,540
4.20%, 10/3/2047	115,000	80,613
4.85%, 2/1/2049 (b)	110,000	84,921
5.15%, 10/15/2043 (b)	134,000	108,513
MPLX LP:
1.75%, 3/1/2026	434,000	393,525
2.65%, 8/15/2030	720,000	580,990
4.00%, 3/15/2028	225,000	207,821
4.13%, 3/1/2027 (b)	480,000	453,902
4.25%, 12/1/2027	261,000	244,841
4.50%, 4/15/2038	657,000	531,139
4.70%, 4/15/2048	358,000	271,307
4.80%, 2/15/2029	175,000	165,886
4.88%, 12/1/2024	350,000	345,047
4.88%, 6/1/2025	354,000	347,086
4.95%, 3/14/2052	334,000	259,969
5.20%, 3/1/2047 (b)	765,000	623,268
5.50%, 2/15/2049	408,000	345,433
ONEOK Partners LP:
4.90%, 3/15/2025	184,000	180,721
6.13%, 2/1/2041	573,000	530,220
ONEOK, Inc.:
2.20%, 9/15/2025	100,000	93,025
3.10%, 3/15/2030	340,000	284,580
4.00%, 7/13/2027	239,000	223,618
4.35%, 3/15/2029	176,000	161,959
4.55%, 7/15/2028	273,000	256,978
5.55%, 11/1/2026	200,000	198,696
5.65%, 11/1/2028	185,000	182,589
5.85%, 1/15/2026	83,000	83,026
6.00%, 6/15/2035	328,000	315,005
6.05%, 9/1/2033	315,000	309,566
6.10%, 11/15/2032	325,000	320,957
6.63%, 9/1/2053	575,000	562,689
7.15%, 1/15/2051	91,000	91,571
Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	$800,000	$686,552
3.60%, 11/1/2024 (b)	300,000	291,735
4.30%, 1/31/2043	139,000	98,488
4.65%, 10/15/2025	157,000	152,394
4.90%, 2/15/2045	150,000	113,306
5.15%, 6/1/2042	345,000	272,450
6.65%, 1/15/2037	126,000	123,081
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	219,971
4.50%, 5/15/2030	415,000	380,771
5.00%, 3/15/2027	924,000	896,225
5.63%, 3/1/2025	454,000	451,035
5.88%, 6/30/2026	431,000	430,172
5.90%, 9/15/2037	260,000	255,486
Spectra Energy Partners LP:
3.38%, 10/15/2026	298,000	277,164
3.50%, 3/15/2025	330,000	318,496
5.95%, 9/25/2043	475,000	434,259
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	85,037
6.13%, 3/15/2033	175,000	171,677
6.25%, 7/1/2052	610,000	557,796
6.50%, 2/15/2053	505,000	482,043
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	285,000	270,918
5.50%, 3/1/2030	475,000	444,215
6.88%, 1/15/2029	160,000	160,208
Texas Eastern Transmission LP 7.00%, 7/15/2032	150,000	160,112
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	130,000	123,516
2.50%, 10/12/2031	303,000	234,777
4.10%, 4/15/2030	202,000	180,699
4.25%, 5/15/2028	300,000	280,944
4.63%, 3/1/2034	416,000	362,057
4.75%, 5/15/2038	230,000	192,188
4.88%, 1/15/2026	236,500	231,633
5.00%, 10/16/2043	532,000	438,783
5.10%, 3/15/2049 (b)	254,000	211,092
5.85%, 3/15/2036	94,000	89,393
6.10%, 6/1/2040 (b)	230,000	221,495
6.20%, 10/15/2037	448,000	437,069
7.25%, 8/15/2038	370,000	394,276
7.63%, 1/15/2039	429,000	471,351
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	469,000	401,966
4.00%, 3/15/2028	1,075,000	1,000,621

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 3/15/2048	$308,000	$242,655
7.85%, 2/1/2026	389,000	404,471
Valero Energy Partners LP 4.50%, 3/15/2028	308,000	292,351
Western Midstream Operating LP:
4.05%, 2/1/2030	538,000	469,222
5.25%, 2/1/2050	530,000	410,061
5.30%, 3/1/2048	255,000	199,367
5.45%, 4/1/2044	265,000	213,789
5.50%, 8/15/2048	140,000	111,091
6.15%, 4/1/2033	450,000	434,322
Williams Cos., Inc.:
2.60%, 3/15/2031	463,000	368,576
3.50%, 11/15/2030	266,000	228,768
3.75%, 6/15/2027	173,000	160,938
3.90%, 1/15/2025	294,000	286,065
4.00%, 9/15/2025	286,000	275,481
5.10%, 9/15/2045	275,000	230,051
5.30%, 8/15/2028	500,000	488,715
5.40%, 3/4/2044	186,000	160,579
6.30%, 4/15/2040	572,000	559,565
8.75%, 3/15/2032	160,000	181,443
		56,572,253
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	212,000	163,868
4.88%, 3/1/2026	100,000	97,273
		261,141
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	125,000	100,884
4.80%, 10/1/2032	150,000	132,990
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	436,000	308,793
2.00%, 5/18/2032	403,000	293,005
2.95%, 3/15/2034	85,000	64,469
3.00%, 5/18/2051	233,000	131,244
3.38%, 8/15/2031	161,000	134,092
3.45%, 4/30/2025	617,000	593,542
3.55%, 3/15/2052	390,000	246,351
3.95%, 1/15/2027	115,000	107,942
4.00%, 2/1/2050	150,000	104,261
4.70%, 7/1/2030	135,000	124,211
American Assets Trust LP 3.38%, 2/1/2031	196,000	146,498
American Homes 4 Rent LP:
3.63%, 4/15/2032	100,000	82,513
4.25%, 2/15/2028	124,500	115,754
4.90%, 2/15/2029	903,500	851,657
American Tower Corp.:
1.30%, 9/15/2025	71,000	64,911
1.45%, 9/15/2026	136,000	119,942
Security Description	Principal Amount	Value
1.50%, 1/31/2028	$129,000	$106,865
1.60%, 4/15/2026	405,000	363,937
2.10%, 6/15/2030	191,000	148,694
2.30%, 9/15/2031	415,000	314,562
2.40%, 3/15/2025	208,000	197,159
2.70%, 4/15/2031	430,000	341,029
2.75%, 1/15/2027	318,000	287,214
2.90%, 1/15/2030	275,000	228,693
2.95%, 1/15/2025	189,000	181,612
2.95%, 1/15/2051	194,000	109,428
3.10%, 6/15/2050	699,000	407,014
3.13%, 1/15/2027	119,000	108,686
3.55%, 7/15/2027	247,000	226,558
3.80%, 8/15/2029	210,000	186,797
3.95%, 3/15/2029	543,000	490,796
4.00%, 6/1/2025	245,000	236,998
4.05%, 3/15/2032 (b)	158,000	136,081
5.55%, 7/15/2033	450,000	428,935
5.65%, 3/15/2033	338,000	324,598
5.90%, 11/15/2033	315,000	307,541
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	175,000	135,322
Series MTN, 2.45%, 1/15/2031 (b)	273,000	220,409
Series GMTN, 2.95%, 5/11/2026	193,000	180,636
Series MTN, 3.20%, 1/15/2028 (b)	326,000	297,185
Series MTN, 3.30%, 6/1/2029	139,000	122,865
Series GMTN, 3.45%, 6/1/2025	227,000	218,848
Series MTN, 4.35%, 4/15/2048	50,000	37,839
5.00%, 2/15/2033	150,000	142,934
Boston Properties LP:
2.45%, 10/1/2033	365,000	248,244
2.75%, 10/1/2026	589,000	527,797
2.90%, 3/15/2030	257,000	203,279
3.20%, 1/15/2025	250,000	239,442
3.25%, 1/30/2031	420,000	330,221
3.40%, 6/21/2029 (b)	337,000	281,098
3.65%, 2/1/2026	239,000	224,258
4.50%, 12/1/2028 (b)	275,000	248,834
Brixmor Operating Partnership LP:
2.50%, 8/16/2031 (b)	128,000	96,666
4.05%, 7/1/2030	210,000	183,374
4.13%, 6/15/2026	166,000	156,442
4.13%, 5/15/2029	130,000	115,740
Broadstone Net Lease LLC 2.60%, 9/15/2031	220,000	154,130
Camden Property Trust:
3.15%, 7/1/2029 (b)	296,000	261,433
3.35%, 11/1/2049 (b)	95,000	62,797

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Corporate Office Properties LP:
2.25%, 3/15/2026	$146,000	$131,609
2.75%, 4/15/2031	200,000	149,498
2.90%, 12/1/2033	116,000	81,187
Crown Castle, Inc.:
1.05%, 7/15/2026	125,000	109,661
2.10%, 4/1/2031	284,000	216,675
2.25%, 1/15/2031	217,000	168,453
2.90%, 3/15/2027	150,000	135,920
3.10%, 11/15/2029	250,000	212,617
3.25%, 1/15/2051	355,000	215,904
3.30%, 7/1/2030	515,000	434,495
3.65%, 9/1/2027	627,000	575,912
3.70%, 6/15/2026 (b)	207,000	195,735
3.80%, 2/15/2028	615,000	563,746
4.00%, 11/15/2049	150,000	103,737
4.15%, 7/1/2050	157,000	111,825
4.45%, 2/15/2026	493,000	476,943
5.00%, 1/11/2028	180,000	173,594
5.10%, 5/1/2033	503,000	463,655
CubeSmart LP:
2.00%, 2/15/2031	150,000	112,886
3.00%, 2/15/2030 (b)	240,000	199,567
4.38%, 2/15/2029 (b)	15,000	13,827
Digital Realty Trust LP:
3.60%, 7/1/2029 (b)	356,000	314,494
3.70%, 8/15/2027	248,000	228,941
4.45%, 7/15/2028 (b)	229,000	214,268
5.55%, 1/15/2028 (b)	495,000	483,407
EPR Properties:
3.60%, 11/15/2031	217,000	160,628
3.75%, 8/15/2029 (b)	131,000	105,049
4.50%, 6/1/2027	150,000	134,144
4.75%, 12/15/2026 (b)	100,000	91,607
4.95%, 4/15/2028	276,000	244,061
Equinix, Inc.:
1.25%, 7/15/2025 (b)	216,000	198,698
1.45%, 5/15/2026	147,000	131,327
1.55%, 3/15/2028	415,000	345,330
1.80%, 7/15/2027	121,000	104,303
2.00%, 5/15/2028	100,000	84,177
2.15%, 7/15/2030	619,000	484,559
2.50%, 5/15/2031	136,000	106,100
2.90%, 11/18/2026	275,000	252,024
2.95%, 9/15/2051	570,000	324,113
3.40%, 2/15/2052	300,000	188,769
ERP Operating LP:
2.50%, 2/15/2030	443,000	366,587
2.85%, 11/1/2026	166,000	153,326
4.15%, 12/1/2028 (b)	279,000	261,864
4.50%, 6/1/2045	316,000	241,386
Essex Portfolio LP:
1.65%, 1/15/2031	206,000	151,099
1.70%, 3/1/2028	145,000	121,161
Security Description	Principal Amount	Value
2.55%, 6/15/2031	$128,000	$99,188
2.65%, 3/15/2032 (b)	310,000	238,207
2.65%, 9/1/2050	90,000	46,726
3.00%, 1/15/2030	377,000	312,899
3.50%, 4/1/2025 (b)	111,000	106,783
4.00%, 3/1/2029	100,000	90,720
Extra Space Storage LP:
2.35%, 3/15/2032	291,000	219,391
3.50%, 7/1/2026	297,000	277,829
3.88%, 12/15/2027	191,000	175,080
4.00%, 6/15/2029	180,000	161,078
Federal Realty OP LP:
3.50%, 6/1/2030 (b)	277,000	235,716
4.50%, 12/1/2044	150,000	110,817
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	175,000	135,641
4.00%, 1/15/2030	370,000	314,533
4.00%, 1/15/2031	307,000	255,544
5.38%, 4/15/2026	250,000	242,525
5.75%, 6/1/2028	358,000	343,190
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	270,000	201,957
3.50%, 8/1/2026	217,000	201,504
3.63%, 1/15/2028	308,000	275,146
Healthpeak OP LLC:
2.88%, 1/15/2031 (b)	153,000	124,098
3.00%, 1/15/2030	435,000	367,175
3.25%, 7/15/2026	315,000	296,245
3.50%, 7/15/2029	296,000	260,755
5.25%, 12/15/2032	125,000	116,086
6.75%, 2/1/2041	210,000	207,829
Highwoods Realty LP:
3.05%, 2/15/2030	326,000	250,407
4.13%, 3/15/2028	289,000	257,039
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	335,000	281,521
Series I, 3.50%, 9/15/2030	217,000	180,728
Series F, 4.50%, 2/1/2026	30,000	28,792
Hudson Pacific Properties LP:
3.25%, 1/15/2030	235,000	161,205
3.95%, 11/1/2027	125,000	98,639
4.65%, 4/1/2029 (b)	151,000	114,760
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	359,000	265,516
2.30%, 11/15/2028	425,000	355,733
2.70%, 1/15/2034	200,000	145,566
Kilroy Realty LP:
2.50%, 11/15/2032	304,000	207,550
2.65%, 11/15/2033	155,000	104,115
3.05%, 2/15/2030	100,000	78,555
3.45%, 12/15/2024	120,000	115,375

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/15/2029 (b)	$92,000	$78,711
Kimco Realty OP LLC:
1.90%, 3/1/2028	125,000	105,053
2.25%, 12/1/2031	143,000	107,193
2.70%, 10/1/2030	239,000	191,958
3.70%, 10/1/2049 (b)	316,000	207,037
4.45%, 9/1/2047 (b)	275,000	203,769
4.60%, 2/1/2033	350,000	310,800
Kite Realty Group LP 4.00%, 10/1/2026	238,000	216,716
Kite Realty Group Trust 4.00%, 3/15/2025	200,000	191,618
Life Storage LP 4.00%, 6/15/2029	500	445
LXP Industrial Trust 2.70%, 9/15/2030	110,000	85,308
Mid-America Apartments LP:
1.70%, 2/15/2031 (b)	269,000	205,021
2.75%, 3/15/2030	75,000	62,943
2.88%, 9/15/2051	137,000	79,127
3.60%, 6/1/2027	166,000	155,330
3.95%, 3/15/2029	263,000	242,568
NNN REIT, Inc.:
3.00%, 4/15/2052	175,000	98,280
3.10%, 4/15/2050	202,000	115,368
3.50%, 4/15/2051	164,000	103,167
5.60%, 10/15/2033	470,000	442,547
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	261,000	191,193
3.38%, 2/1/2031	150,000	116,988
4.50%, 1/15/2025	220,000	213,840
4.50%, 4/1/2027	134,000	124,392
4.75%, 1/15/2028	165,000	153,430
5.25%, 1/15/2026	120,000	116,772
Physicians Realty LP:
3.95%, 1/15/2028	223,000	201,356
4.30%, 3/15/2027 (b)	473,000	443,754
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	232,000	163,335
9.25%, 7/20/2028 (b)	120,000	120,930
Prologis LP:
1.75%, 7/1/2030	341,400	265,217
1.75%, 2/1/2031	474,000	363,041
2.13%, 4/15/2027 (b)	150,000	134,205
2.13%, 10/15/2050	120,000	60,280
2.25%, 4/15/2030	125,000	101,910
2.25%, 1/15/2032	399,000	308,204
3.05%, 3/1/2050	50,000	30,689
3.25%, 6/30/2026	385,000	363,051
3.38%, 12/15/2027	55,000	50,510
4.00%, 9/15/2028	100,000	93,290
4.38%, 2/1/2029	220,000	208,448
4.63%, 1/15/2033	490,000	452,588
4.88%, 6/15/2028	177,000	172,009
Security Description	Principal Amount	Value
5.13%, 1/15/2034 (b)	$280,000	$263,612
Public Storage Operating Co.:
0.88%, 2/15/2026	396,000	355,426
1.50%, 11/9/2026	400,000	357,044
1.85%, 5/1/2028	179,000	153,176
3.09%, 9/15/2027	274,000	252,453
3.39%, 5/1/2029 (b)	155,000	139,708
5.10%, 8/1/2033	95,000	90,792
5.35%, 8/1/2053	500,000	455,585
Rayonier LP 2.75%, 5/17/2031	200,000	154,894
Realty Income Corp.:
0.75%, 3/15/2026 (b)	149,000	131,835
2.85%, 12/15/2032	165,000	128,240
3.25%, 1/15/2031	246,000	206,505
3.40%, 1/15/2028	175,000	158,860
3.65%, 1/15/2028 (b)	225,000	207,299
3.95%, 8/15/2027	482,000	450,988
4.13%, 10/15/2026	189,500	181,234
4.63%, 11/1/2025	575,000	561,384
4.85%, 3/15/2030	130,000	122,456
4.90%, 7/15/2033	500,000	456,580
5.05%, 1/13/2026	290,000	285,957
5.63%, 10/13/2032	325,000	314,447
Regency Centers LP:
2.95%, 9/15/2029	125,000	106,239
3.70%, 6/15/2030	345,000	299,891
4.13%, 3/15/2028	153,000	141,605
Rexford Industrial Realty LP 2.15%, 9/1/2031	200,000	149,038
Sabra Health Care LP:
3.20%, 12/1/2031	219,000	164,318
5.13%, 8/15/2026	550,000	525,503
Simon Property Group LP:
1.38%, 1/15/2027 (b)	293,000	255,686
1.75%, 2/1/2028	185,000	156,952
2.20%, 2/1/2031	370,000	285,314
2.25%, 1/15/2032	216,000	162,026
2.45%, 9/13/2029	295,000	244,927
2.65%, 7/15/2030 (b)	233,000	191,437
2.65%, 2/1/2032 (b)	195,000	152,067
3.25%, 9/13/2049	621,000	384,480
3.38%, 10/1/2024	362,000	352,259
3.38%, 12/1/2027 (b)	369,000	336,790
3.50%, 9/1/2025	726,000	696,386
3.80%, 7/15/2050	297,000	200,766
5.50%, 3/8/2033 (b)	160,000	151,968
SITE Centers Corp.:
4.25%, 2/1/2026	150,000	140,244
4.70%, 6/1/2027	133,000	122,799
Spirit Realty LP:
3.20%, 1/15/2027	228,000	206,495
3.40%, 1/15/2030	176,000	146,997
4.00%, 7/15/2029 (b)	185,000	163,627

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
STORE Capital Corp.:
4.50%, 3/15/2028 (b)	$190,000	$166,562
4.63%, 3/15/2029	659,000	564,420
Sun Communities Operating LP:
2.70%, 7/15/2031	325,250	249,955
5.70%, 1/15/2033	495,000	467,107
Tanger Properties LP 2.75%, 9/1/2031	202,000	145,666
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033 (b)	165,000	115,769
Series MTN, 2.10%, 8/1/2032	115,000	82,763
Series MTN, 2.10%, 6/15/2033	50,000	35,298
Series MTN, 3.20%, 1/15/2030	903,000	773,636
Series MTN, 4.40%, 1/26/2029	318,000	293,186
Ventas Realty LP:
2.50%, 9/1/2031	127,000	96,967
2.65%, 1/15/2025	311,000	296,377
3.25%, 10/15/2026 (b)	153,000	140,494
3.50%, 2/1/2025	200,000	192,420
4.75%, 11/15/2030 (b)	375,000	343,560
4.88%, 4/15/2049	373,000	284,133
VICI Properties LP:
4.38%, 5/15/2025	300,000	290,439
4.75%, 2/15/2028	500,000	467,740
5.63%, 5/15/2052	415,000	346,010
Welltower OP LLC:
2.05%, 1/15/2029 (b)	230,000	189,853
2.75%, 1/15/2031	252,000	201,769
2.80%, 6/1/2031	315,000	251,458
4.00%, 6/1/2025	681,000	657,792
4.13%, 3/15/2029	307,000	279,634
4.25%, 4/1/2026	25,000	24,012
4.25%, 4/15/2028	309,000	287,379
4.95%, 9/1/2048 (b)	107,000	87,622
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	107,856
4.00%, 11/15/2029	373,000	335,637
4.75%, 5/15/2026	500,000	487,905
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	34,850
3.85%, 7/15/2029	698,000	615,315
		59,679,344
RETAIL — 0.7%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	375,000	304,545
4.75%, 6/1/2030	205,000	184,764
AutoZone, Inc.:
1.65%, 1/15/2031	79,000	59,266
3.75%, 4/18/2029	514,000	463,864
Security Description	Principal Amount	Value
4.00%, 4/15/2030	$250,000	$224,768
4.50%, 2/1/2028	170,000	162,884
4.75%, 8/1/2032	350,000	320,320
4.75%, 2/1/2033	155,000	140,673
5.05%, 7/15/2026	190,000	187,226
5.20%, 8/1/2033	270,000	252,526
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	155,000	147,089
Costco Wholesale Corp.:
1.38%, 6/20/2027	450,000	393,115
1.60%, 4/20/2030	313,000	251,001
1.75%, 4/20/2032 (b)	209,000	160,169
3.00%, 5/18/2027	438,000	407,852
Darden Restaurants, Inc. 4.55%, 2/15/2048	200,000	154,628
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (b)	179,000	137,631
4.10%, 1/15/2052	163,000	99,158
Dollar General Corp.:
3.50%, 4/3/2030	295,000	251,476
3.88%, 4/15/2027	589,000	550,933
4.13%, 4/3/2050	225,000	152,098
4.63%, 11/1/2027 (b)	141,000	134,809
5.00%, 11/1/2032	60,000	54,335
5.20%, 7/5/2028 (b)	325,000	314,671
5.45%, 7/5/2033 (b)	210,000	194,105
Dollar Tree, Inc.:
3.38%, 12/1/2051	500,000	294,825
4.00%, 5/15/2025 (b)	420,000	406,468
4.20%, 5/15/2028	481,000	447,402
Genuine Parts Co.:
1.75%, 2/1/2025	350,000	329,780
2.75%, 2/1/2032	195,000	151,825
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	359,766	300,056
1.38%, 3/15/2031	600,000	454,062
1.50%, 9/15/2028 (b)	420,000	352,855
1.88%, 9/15/2031	170,000	131,713
2.13%, 9/15/2026 (b)	776,000	711,755
2.38%, 3/15/2051	259,000	142,188
2.50%, 4/15/2027	362,000	329,956
2.70%, 4/15/2025 (b)	287,000	275,569
2.70%, 4/15/2030	786,000	669,853
2.80%, 9/14/2027	170,000	155,722
2.88%, 4/15/2027	879,000	813,286
3.00%, 4/1/2026	418,000	396,022
3.13%, 12/15/2049	295,000	192,272
3.25%, 4/15/2032	220,000	188,639
3.35%, 9/15/2025 (b)	450,000	432,679
3.35%, 4/15/2050	498,000	339,317
3.63%, 4/15/2052	287,000	203,957
3.90%, 12/6/2028	273,000	257,327
3.90%, 6/15/2047	345,000	262,818
4.20%, 4/1/2043	400,000	327,612
4.25%, 4/1/2046	847,000	677,481

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 3/15/2045	$246,000	$202,928
4.50%, 9/15/2032 (b)	145,000	136,812
4.50%, 12/6/2048	366,000	306,712
4.88%, 2/15/2044	200,000	178,738
4.95%, 9/15/2052 (b)	150,000	134,157
5.88%, 12/16/2036	878,000	903,567
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	743,000	618,198
1.70%, 9/15/2028 (b)	382,000	318,790
1.70%, 10/15/2030	1,046,000	801,801
2.50%, 4/15/2026	253,000	235,004
2.63%, 4/1/2031	617,800	500,196
2.80%, 9/15/2041	250,000	161,548
3.00%, 10/15/2050	349,000	205,306
3.10%, 5/3/2027	872,000	803,034
3.38%, 9/15/2025	327,000	312,789
3.50%, 4/1/2051	255,000	164,335
3.65%, 4/5/2029	408,000	370,305
3.75%, 4/1/2032 (b)	785,000	679,590
4.00%, 4/15/2025	527,000	513,714
4.25%, 4/1/2052	409,000	301,822
4.50%, 4/15/2030	359,000	334,893
5.00%, 4/15/2033 (b)	220,000	207,024
5.15%, 7/1/2033	560,000	532,274
5.63%, 4/15/2053 (b)	210,000	190,884
5.75%, 7/1/2053	230,000	214,652
5.80%, 9/15/2062	320,000	290,362
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,882
Series MTN, 2.13%, 3/1/2030	15,000	12,282
Series MTN, 2.63%, 9/1/2029 (b)	418,000	360,391
Series MTN, 3.30%, 7/1/2025	195,000	187,777
Series MTN, 3.38%, 5/26/2025	205,000	197,895
Series MTN, 3.50%, 3/1/2027	432,000	406,287
Series MTN, 3.50%, 7/1/2027	475,000	444,258
Series MTN, 3.60%, 7/1/2030	683,000	610,267
Series MTN, 3.63%, 9/1/2049	300,000	211,335
Series MTN, 3.70%, 1/30/2026	457,000	439,479
Series MTN, 3.70%, 2/15/2042	288,000	215,381
Series MTN, 4.45%, 3/1/2047	480,000	389,880
Series MTN, 4.45%, 9/1/2048 (b)	83,000	67,644
Series MTN, 4.60%, 9/9/2032 (b)	415,000	389,067
Security Description	Principal Amount	Value
Series MTN, 4.70%, 12/9/2035	$538,000	$489,795
Series MTN, 4.88%, 7/15/2040	93,000	81,874
Series MTN, 5.70%, 2/1/2039 (b)	450,000	436,918
Series I, 6.30%, 10/15/2037	293,000	304,465
Series I, 6.30%, 3/1/2038	310,000	323,011
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	135,000	102,866
3.55%, 3/15/2026	119,000	113,227
3.60%, 9/1/2027	159,000	148,433
4.20%, 4/1/2030	309,500	281,688
4.70%, 6/15/2032	75,000	68,747
Ross Stores, Inc. 0.88%, 4/15/2026	193,000	171,008
Starbucks Corp.:
2.00%, 3/12/2027	631,000	562,196
2.25%, 3/12/2030 (b)	288,000	236,013
2.55%, 11/15/2030	218,500	179,161
3.00%, 2/14/2032 (b)	110,000	90,839
3.35%, 3/12/2050	102,000	66,803
3.50%, 3/1/2028	239,000	221,025
3.50%, 11/15/2050	305,400	206,450
3.55%, 8/15/2029 (b)	411,000	371,454
3.75%, 12/1/2047	653,000	463,206
3.80%, 8/15/2025	333,000	322,271
4.00%, 11/15/2028 (b)	326,000	306,277
4.50%, 11/15/2048	580,000	462,927
Target Corp.:
1.95%, 1/15/2027	221,000	199,525
2.25%, 4/15/2025	305,000	290,546
2.35%, 2/15/2030	350,000	292,635
2.50%, 4/15/2026	366,000	344,084
2.65%, 9/15/2030	271,000	228,467
2.95%, 1/15/2052	270,000	163,755
3.38%, 4/15/2029 (b)	160,000	146,731
4.00%, 7/1/2042 (b)	175,000	142,665
4.40%, 1/15/2033 (b)	85,000	78,255
4.50%, 9/15/2032	543,000	505,180
4.80%, 1/15/2053	305,000	260,870
6.50%, 10/15/2037	36,000	38,110
TJX Cos., Inc.:
1.15%, 5/15/2028	124,000	103,824
2.25%, 9/15/2026 (b)	327,000	300,457
Tractor Supply Co. 1.75%, 11/1/2030	197,000	149,688
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	321,000	261,223
3.45%, 6/1/2026	439,000	406,984
3.80%, 11/18/2024	101,000	98,301
4.10%, 4/15/2050 (b)	468,000	290,703
4.65%, 6/1/2046	150,000	107,301
4.80%, 11/18/2044	635,000	455,873

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Walmart, Inc.:
1.05%, 9/17/2026	$352,000	$313,516
1.50%, 9/22/2028	506,000	428,734
2.50%, 9/22/2041	328,000	218,855
2.65%, 12/15/2024	275,000	266,447
2.65%, 9/22/2051	300,000	184,818
2.95%, 9/24/2049	185,000	121,149
3.05%, 7/8/2026	709,000	672,004
3.25%, 7/8/2029	573,000	522,857
3.55%, 6/26/2025	342,000	331,699
3.70%, 6/26/2028 (b)	280,000	264,830
3.90%, 9/9/2025 (b)	450,000	438,601
3.90%, 4/15/2028	285,000	272,246
3.95%, 9/9/2027	410,000	394,814
3.95%, 6/28/2038	1,048,000	897,476
4.00%, 4/15/2030	250,000	234,235
4.10%, 4/15/2033	500,000	457,475
4.15%, 9/9/2032 (b)	232,000	215,878
4.50%, 9/9/2052	625,000	536,712
4.50%, 4/15/2053	470,000	405,013
5.63%, 4/1/2040	100,000	100,888
6.20%, 4/15/2038	538,000	583,122
		47,251,805
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (b)	170,000	152,504
4.39%, 6/1/2052 (b)	303,000	244,872
Analog Devices, Inc.:
1.70%, 10/1/2028 (b)	435,000	366,757
2.10%, 10/1/2031	374,000	295,449
2.80%, 10/1/2041 (b)	205,000	136,421
3.45%, 6/15/2027	129,000	120,756
3.50%, 12/5/2026 (b)	383,000	363,264
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	432,022
3.90%, 10/1/2025	109,000	105,837
4.35%, 4/1/2047 (b)	384,000	324,534
5.10%, 10/1/2035	269,000	263,545
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	310,000	281,588
3.88%, 1/15/2027	1,105,000	1,038,391
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	222,000	189,204
2.45%, 2/15/2031 (e)	656,000	512,172
2.60%, 2/15/2033 (e)	250,000	186,437
3.14%, 11/15/2035 (e)	405,000	295,160
3.15%, 11/15/2025	289,000	272,845
3.19%, 11/15/2036 (e)	256,000	183,593
3.42%, 4/15/2033 (e)	1,591,000	1,267,979
3.46%, 9/15/2026 (b)	246,000	230,802
3.47%, 4/15/2034 (e)	1,054,000	826,621
3.50%, 2/15/2041 (e)	436,000	301,934
4.11%, 9/15/2028 (b)	718,000	661,386
4.15%, 11/15/2030	566,000	501,414
Security Description	Principal Amount	Value
4.15%, 4/15/2032 (e)	$550,000	$476,058
4.30%, 11/15/2032	127,000	110,773
4.75%, 4/15/2029	272,000	256,303
4.93%, 5/15/2037 (e)	766,000	659,855
5.00%, 4/15/2030	391,000	372,471
Intel Corp.:
1.60%, 8/12/2028 (b)	270,000	228,109
2.00%, 8/12/2031 (b)	215,000	168,083
2.45%, 11/15/2029 (b)	1,255,000	1,065,156
2.80%, 8/12/2041	140,000	91,448
3.10%, 2/15/2060	255,000	146,480
3.25%, 11/15/2049	584,000	372,388
3.40%, 3/25/2025	964,000	933,634
3.70%, 7/29/2025 (b)	637,000	616,406
3.73%, 12/8/2047	478,000	339,385
3.75%, 3/25/2027	412,000	390,918
3.90%, 3/25/2030	632,000	576,106
4.00%, 8/5/2029	225,000	209,585
4.75%, 3/25/2050	1,173,000	966,798
4.88%, 2/10/2026 (b)	250,000	246,865
4.88%, 2/10/2028	1,575,000	1,544,539
4.90%, 8/5/2052	289,000	242,566
5.20%, 2/10/2033 (b)	535,000	517,826
5.63%, 2/10/2043	100,000	95,086
5.70%, 2/10/2053 (b)	1,505,000	1,410,847
5.90%, 2/10/2063	373,000	353,742
KLA Corp.:
3.30%, 3/1/2050	165,000	109,750
4.10%, 3/15/2029	159,000	150,074
4.65%, 11/1/2024	343,000	338,277
4.95%, 7/15/2052	500,000	436,850
5.00%, 3/15/2049	120,000	105,436
5.25%, 7/15/2062	200,000	179,306
Lam Research Corp.:
2.88%, 6/15/2050	257,000	159,142
3.75%, 3/15/2026 (b)	351,000	337,641
4.00%, 3/15/2029	204,000	191,648
4.88%, 3/15/2049	441,000	384,252
Marvell Technology, Inc.:
2.95%, 4/15/2031 (b)	365,000	295,139
4.88%, 6/22/2028	154,000	147,119
COR, 5.95%, 9/15/2033	315,000	309,213
Micron Technology, Inc.:
3.48%, 11/1/2051	369,000	225,411
4.19%, 2/15/2027 (b)	329,000	309,247
4.98%, 2/6/2026	289,000	282,336
5.33%, 2/6/2029	110,000	105,675
5.38%, 4/15/2028	205,000	197,809
5.88%, 9/15/2033	850,000	809,387
6.75%, 11/1/2029	250,000	254,145
NVIDIA Corp.:
2.00%, 6/15/2031 (b)	250,000	199,722
2.85%, 4/1/2030 (b)	774,000	673,937
3.20%, 9/16/2026	600,000	567,804
3.50%, 4/1/2040	482,000	379,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2050	$192,000	$139,916
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	243,000	238,582
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	285,000	220,516
2.70%, 5/1/2025 (e)	125,000	118,701
2.70%, 5/1/2025	320,000	303,875
3.25%, 5/11/2041	295,000	198,523
3.25%, 11/30/2051	100,000	60,692
4.30%, 6/18/2029	274,000	251,113
4.40%, 6/1/2027	581,000	551,055
5.00%, 1/15/2033	342,000	313,915
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	180,000	169,542
4.38%, 10/15/2029	150,000	131,930
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	255,000	214,325
1.65%, 5/20/2032	556,000	415,260
2.15%, 5/20/2030 (b)	359,000	296,645
3.25%, 5/20/2027	586,000	546,275
3.45%, 5/20/2025 (b)	224,059	216,752
4.25%, 5/20/2032	55,000	50,915
4.30%, 5/20/2047	512,000	412,303
4.50%, 5/20/2052	915,000	745,698
4.65%, 5/20/2035	269,000	252,594
6.00%, 5/20/2053	315,000	317,942
Skyworks Solutions, Inc. 1.80%, 6/1/2026	177,000	157,456
Texas Instruments, Inc.:
1.13%, 9/15/2026	127,000	113,367
1.38%, 3/12/2025	500,000	471,825
1.75%, 5/4/2030 (b)	287,000	232,192
1.90%, 9/15/2031	75,000	58,989
2.25%, 9/4/2029	202,000	171,995
2.90%, 11/3/2027	397,000	363,914
3.88%, 3/15/2039	138,000	113,426
4.15%, 5/15/2048	414,000	332,442
4.60%, 2/15/2028	115,000	112,654
4.90%, 3/14/2033	162,000	156,536
5.00%, 3/14/2053	150,000	135,411
TSMC Arizona Corp.:
1.75%, 10/25/2026	163,000	146,103
2.50%, 10/25/2031	589,000	474,015
3.13%, 10/25/2041	616,000	444,259
3.25%, 10/25/2051 (b)	200,000	134,486
3.88%, 4/22/2027	175,000	166,408
Xilinx, Inc. 2.38%, 6/1/2030	406,000	336,387
		39,385,085
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	293,475
Security Description	Principal Amount	Value
3.48%, 12/1/2027	$356,500	$325,174
		618,649
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	249,000	194,444
2.50%, 9/15/2050	500,000	297,050
3.40%, 9/15/2026	390,000	369,595
Adobe, Inc.:
2.15%, 2/1/2027 (b)	525,000	476,521
2.30%, 2/1/2030 (b)	419,000	352,325
3.25%, 2/1/2025	238,000	231,305
Autodesk, Inc.:
2.40%, 12/15/2031	152,000	119,606
2.85%, 1/15/2030	15,000	12,716
3.50%, 6/15/2027 (b)	315,000	293,967
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	319,124
2.90%, 12/1/2029	303,000	255,814
3.40%, 6/27/2026	133,000	124,840
Concentrix Corp. 6.85%, 8/2/2033	500,000	462,085
Electronic Arts, Inc. 1.85%, 2/15/2031 (b)	325,000	251,924
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	353,000	316,037
1.65%, 3/1/2028	754,000	637,281
2.25%, 3/1/2031 (b)	100,000	78,053
3.10%, 3/1/2041	238,000	157,175
4.50%, 7/15/2025	282,000	275,156
4.70%, 7/15/2027	111,000	107,440
5.10%, 7/15/2032 (b)	151,000	142,314
5.63%, 7/15/2052 (b)	50,000	45,405
Fiserv, Inc.:
2.25%, 6/1/2027	539,600	478,555
2.65%, 6/1/2030	460,500	378,038
3.20%, 7/1/2026	555,000	518,647
3.50%, 7/1/2029	659,000	586,635
3.85%, 6/1/2025	129,000	124,658
4.20%, 10/1/2028	636,000	595,977
4.40%, 7/1/2049	414,000	317,232
5.63%, 8/21/2033	500,000	484,585
Intuit, Inc.:
0.95%, 7/15/2025	134,000	123,430
1.35%, 7/15/2027 (b)	308,000	266,152
1.65%, 7/15/2030 (b)	135,000	106,051
5.20%, 9/15/2033	500,000	486,830
Microsoft Corp.:
2.40%, 8/8/2026	1,070,000	993,880
2.53%, 6/1/2050	2,194,000	1,335,927
2.68%, 6/1/2060	610,000	358,485
2.70%, 2/12/2025 (b)	775,000	747,952
2.92%, 3/17/2052	1,796,000	1,178,392
3.04%, 3/17/2062	422,000	266,510

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 11/3/2025 (b)	$894,000	$856,228
3.30%, 2/6/2027	1,264,000	1,199,182
3.45%, 8/8/2036	439,000	370,059
3.50%, 2/12/2035 (b)	584,000	508,203
3.70%, 8/8/2046	474,000	371,862
3.95%, 8/8/2056	210,000	166,538
4.10%, 2/6/2037	315,000	284,536
4.20%, 11/3/2035	249,000	229,952
4.25%, 2/6/2047 (b)	259,000	224,931
4.45%, 11/3/2045 (b)	300,000	267,948
Oracle Corp.:
1.65%, 3/25/2026	900,000	814,923
2.30%, 3/25/2028	581,000	502,838
2.50%, 4/1/2025	1,215,000	1,156,607
2.65%, 7/15/2026	1,258,000	1,159,725
2.80%, 4/1/2027	653,000	592,780
2.88%, 3/25/2031	1,174,000	959,017
2.95%, 11/15/2024	591,000	572,614
2.95%, 5/15/2025	835,000	798,519
2.95%, 4/1/2030	962,000	807,926
3.25%, 11/15/2027	978,000	890,342
3.25%, 5/15/2030	155,000	132,212
3.60%, 4/1/2040	1,104,000	793,986
3.60%, 4/1/2050	1,151,000	743,903
3.65%, 3/25/2041	483,000	344,495
3.80%, 11/15/2037	782,900	596,343
3.85%, 7/15/2036	348,000	274,422
3.85%, 4/1/2060	550,000	350,581
3.90%, 5/15/2035	367,000	298,918
3.95%, 3/25/2051	475,000	325,536
4.00%, 7/15/2046	1,243,000	877,148
4.00%, 11/15/2047	1,031,000	720,906
4.10%, 3/25/2061	437,000	290,566
4.13%, 5/15/2045	574,000	416,299
4.30%, 7/8/2034	375,000	321,862
4.38%, 5/15/2055	399,000	287,420
5.38%, 7/15/2040	406,000	359,988
5.55%, 2/6/2053	395,000	346,198
5.80%, 11/10/2025	80,000	80,270
6.13%, 7/8/2039	338,000	325,508
6.15%, 11/9/2029	250,000	253,797
6.25%, 11/9/2032 (b)	500,000	505,885
6.50%, 4/15/2038	307,700	309,112
6.90%, 11/9/2052	590,000	607,541
Roper Technologies, Inc.:
1.40%, 9/15/2027	290,000	248,202
1.75%, 2/15/2031	625,000	473,881
2.00%, 6/30/2030	143,000	112,976
3.80%, 12/15/2026	362,000	342,705
Salesforce, Inc.:
1.50%, 7/15/2028	180,000	152,998
1.95%, 7/15/2031	470,000	371,131
2.70%, 7/15/2041	275,000	185,859
2.90%, 7/15/2051	491,000	306,369
3.05%, 7/15/2061	240,000	142,673
Security Description	Principal Amount	Value
3.70%, 4/11/2028	$593,000	$558,736
ServiceNow, Inc. 1.40%, 9/1/2030	449,000	343,481
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027 (b)	169,000	158,225
4.00%, 4/14/2032	150,000	130,587
4.95%, 3/28/2028	250,000	241,440
5.00%, 3/28/2026	325,000	318,776
VMware, Inc.:
1.40%, 8/15/2026	536,000	472,988
1.80%, 8/15/2028	160,000	132,698
2.20%, 8/15/2031	304,000	228,842
3.90%, 8/21/2027	264,000	245,826
4.50%, 5/15/2025	555,000	541,880
Workday, Inc.:
3.50%, 4/1/2027 (b)	45,000	41,973
3.80%, 4/1/2032	990,000	848,371
		43,766,356
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	181,000	151,464
3.63%, 4/22/2029	210,000	189,011
4.38%, 7/16/2042	110,000	88,644
4.38%, 4/22/2049 (b)	403,000	318,003
4.70%, 7/21/2032	290,000	267,148
6.13%, 11/15/2037	158,000	157,450
6.13%, 3/30/2040	530,000	524,695
AT&T, Inc.:
1.65%, 2/1/2028	559,500	472,302
1.70%, 3/25/2026	1,331,000	1,207,590
2.25%, 2/1/2032	631,000	474,910
2.30%, 6/1/2027	832,000	736,778
2.55%, 12/1/2033	1,016,000	745,764
2.75%, 6/1/2031	1,255,000	1,005,318
3.50%, 6/1/2041	1,156,000	803,143
3.50%, 9/15/2053	2,209,000	1,364,853
3.55%, 9/15/2055	1,806,000	1,107,024
3.65%, 6/1/2051	657,000	423,331
3.65%, 9/15/2059	1,492,000	906,733
3.80%, 2/15/2027	365,000	342,917
3.80%, 12/1/2057	1,748,000	1,106,956
3.85%, 6/1/2060	250,000	159,158
4.10%, 2/15/2028	385,000	359,448
4.25%, 3/1/2027	937,000	893,448
4.30%, 2/15/2030	1,147,250	1,042,965
4.35%, 3/1/2029 (b)	680,000	632,196
4.50%, 5/15/2035	911,000	776,190
4.50%, 3/9/2048	132,000	100,010
4.55%, 3/9/2049	693,000	523,312
4.75%, 5/15/2046	775,000	610,142
4.85%, 3/1/2039	393,000	331,810
5.25%, 3/1/2037	1,352,000	1,219,720
5.40%, 2/15/2034	855,000	799,724

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (b)	$116,000	$88,239
4.46%, 4/1/2048 (b)	214,000	165,794
5.10%, 5/11/2033 (b)	765,000	715,680
British Telecommunications PLC 9.63%, 12/15/2030	1,286,500	1,515,034
Cisco Systems, Inc.:
2.50%, 9/20/2026	180,000	167,231
3.50%, 6/15/2025 (b)	106,000	102,694
5.50%, 1/15/2040	556,000	546,442
5.90%, 2/15/2039	724,000	744,829
Corning, Inc.:
3.90%, 11/15/2049	200,000	142,236
4.38%, 11/15/2057 (b)	150,000	112,650
5.45%, 11/15/2079	345,000	287,492
5.85%, 11/15/2068	350,000	312,505
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	984,000	1,126,788
Juniper Networks, Inc.:
2.00%, 12/10/2030	533,000	399,947
3.75%, 8/15/2029	359,000	319,144
Motorola Solutions, Inc.:
2.30%, 11/15/2030	304,000	235,512
4.60%, 2/23/2028 (b)	536,000	512,443
5.50%, 9/1/2044	91,000	79,548
Nokia Oyj 6.63%, 5/15/2039	290,000	258,410
Orange SA:
5.38%, 1/13/2042 (b)	1,039,000	943,994
9.00%, 3/1/2031	616,000	727,884
Rogers Communications, Inc.:
2.95%, 3/15/2025	676,000	644,755
3.20%, 3/15/2027	250,000	228,605
3.63%, 12/15/2025	168,000	159,067
3.80%, 3/15/2032	920,000	763,591
4.30%, 2/15/2048	286,000	200,091
4.50%, 3/15/2042	498,000	385,477
4.50%, 3/15/2043	189,000	142,623
5.45%, 10/1/2043	217,000	184,407
7.50%, 8/15/2038	294,000	304,096
Sprint Capital Corp.:
6.88%, 11/15/2028	175,000	180,707
8.75%, 3/15/2032	800,000	926,160
Sprint LLC 7.63%, 3/1/2026	269,000	276,761
Telefonica Emisiones SA:
4.67%, 3/6/2038	564,000	452,164
4.90%, 3/6/2048	450,000	339,836
5.21%, 3/8/2047	448,000	355,291
5.52%, 3/1/2049	366,000	300,691
7.05%, 6/20/2036	515,000	529,940
Security Description	Principal Amount	Value
Telefonica Europe BV 8.25%, 9/15/2030 (b)	$507,000	$564,550
TELUS Corp.:
3.40%, 5/13/2032 (b)	525,000	428,132
3.70%, 9/15/2027 (b)	156,000	145,269
4.30%, 6/15/2049	101,000	73,900
4.60%, 11/16/2048	125,000	96,410
T-Mobile USA, Inc.:
1.50%, 2/15/2026	253,000	229,289
2.05%, 2/15/2028	391,000	336,514
2.25%, 11/15/2031	278,000	211,625
2.55%, 2/15/2031 (b)	801,000	637,604
2.63%, 4/15/2026	729,000	674,048
2.70%, 3/15/2032	269,000	209,842
2.88%, 2/15/2031 (b)	1,005,000	815,346
3.00%, 2/15/2041	355,000	235,131
3.30%, 2/15/2051	343,000	212,955
3.38%, 4/15/2029	871,000	765,696
3.40%, 10/15/2052	839,000	522,714
3.50%, 4/15/2025	668,100	644,509
3.50%, 4/15/2031	1,027,000	867,425
3.60%, 11/15/2060	235,000	145,552
3.75%, 4/15/2027	327,000	305,359
3.88%, 4/15/2030	3,073,000	2,720,127
4.38%, 4/15/2040	806,000	647,339
4.50%, 4/15/2050	679,000	520,616
4.75%, 2/1/2028	175,000	167,787
4.80%, 7/15/2028	480,000	460,896
5.05%, 7/15/2033	698,000	646,460
5.20%, 1/15/2033	410,000	387,261
5.38%, 4/15/2027	200,000	196,762
5.65%, 1/15/2053 (b)	510,000	465,992
5.75%, 1/15/2054 (b)	240,000	221,162
COR, 5.75%, 1/15/2034	190,000	185,353
Verizon Communications, Inc.:
0.85%, 11/20/2025	1,082,000	978,831
1.45%, 3/20/2026 (b)	653,000	589,306
1.75%, 1/20/2031	726,000	546,961
2.10%, 3/22/2028	789,000	678,019
2.36%, 3/15/2032	874,000	666,241
2.55%, 3/21/2031	1,449,000	1,152,781
2.65%, 11/20/2040	628,000	394,987
2.85%, 9/3/2041	440,000	283,166
2.88%, 11/20/2050	573,000	329,549
2.99%, 10/30/2056	2,322,000	1,289,755
3.00%, 3/22/2027	698,250	640,093
3.00%, 11/20/2060	624,000	337,777
3.15%, 3/22/2030 (b)	194,000	165,234
3.38%, 2/15/2025	658,000	636,674
3.40%, 3/22/2041	868,000	612,062
3.55%, 3/22/2051	1,205,000	793,348
3.70%, 3/22/2061	935,000	594,529
3.88%, 2/8/2029	743,000	680,090
4.00%, 3/22/2050	124,000	88,455

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.02%, 12/3/2029	$484,000	$437,797
4.13%, 3/16/2027	724,000	688,900
4.13%, 8/15/2046	161,000	119,921
4.27%, 1/15/2036 (b)	1,226,000	1,045,766
4.33%, 9/21/2028	1,042,000	978,480
4.40%, 11/1/2034	508,000	440,588
4.50%, 8/10/2033	729,500	649,467
4.86%, 8/21/2046	600,000	496,176
5.05%, 5/9/2033 (b)	325,000	303,589
5.25%, 3/16/2037	510,000	472,546
6.55%, 9/15/2043 (b)	885,000	905,470
Vodafone Group PLC:
4.13%, 5/30/2025	540,000	526,478
4.38%, 2/19/2043	1,096,000	844,534
4.88%, 6/19/2049	601,000	479,406
5.75%, 2/10/2063	195,000	170,999
6.15%, 2/27/2037	661,000	649,822
7.88%, 2/15/2030	167,000	183,179
		71,313,516
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.00%, 11/19/2024	356,000	343,732
3.55%, 11/19/2026	135,000	125,595
3.90%, 11/19/2029	547,000	484,035
		953,362
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	365,000	223,128
3.00%, 4/1/2025 (b)	178,000	172,092
3.30%, 9/15/2051	300,000	200,787
3.65%, 9/1/2025 (b)	178,000	172,332
3.90%, 8/1/2046	165,000	123,582
4.05%, 6/15/2048	225,000	173,714
4.13%, 6/15/2047	130,000	101,599
4.15%, 12/15/2048	637,000	497,675
4.38%, 9/1/2042	145,000	120,250
4.40%, 3/15/2042	571,000	475,226
4.45%, 3/15/2043	458,000	381,972
4.55%, 9/1/2044	230,000	193,175
4.70%, 9/1/2045	265,000	226,199
4.95%, 9/15/2041	100,000	90,296
5.20%, 4/15/2054	885,000	810,394
5.40%, 6/1/2041	335,000	317,878
Canadian National Railway Co.:
2.45%, 5/1/2050	382,000	216,621
2.75%, 3/1/2026	300,000	281,694
3.20%, 8/2/2046	387,000	261,511
3.65%, 2/3/2048	347,000	255,135
6.90%, 7/15/2028	171,000	181,965
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	903,000	856,207
1.75%, 12/2/2026	115,000	102,577
Security Description	Principal Amount	Value
2.05%, 3/5/2030 (b)	$260,000	$210,228
2.45%, 12/2/2031	157,000	135,549
2.90%, 2/1/2025 (b)	286,000	275,186
3.00%, 12/2/2041	200,000	155,470
3.10%, 12/2/2051	144,000	90,292
3.50%, 5/1/2050	35,000	23,846
4.00%, 6/1/2028	356,000	334,284
4.20%, 11/15/2069	270,000	192,980
4.80%, 8/1/2045	100,000	84,051
6.13%, 9/15/2115	176,000	170,215
7.13%, 10/15/2031	325,000	350,815
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	262,000	245,491
CSX Corp.:
2.40%, 2/15/2030	149,000	123,958
2.60%, 11/1/2026	156,000	143,136
3.25%, 6/1/2027	641,000	594,919
3.35%, 9/15/2049	157,000	104,791
3.80%, 3/1/2028	215,360	202,270
3.80%, 11/1/2046	225,000	163,658
3.80%, 4/15/2050	100,000	72,311
4.10%, 11/15/2032 (b)	1,000,000	898,360
4.25%, 3/15/2029 (b)	542,000	511,984
4.25%, 11/1/2066	280,000	207,738
4.30%, 3/1/2048	242,000	190,473
4.50%, 11/15/2052 (b)	220,000	179,221
4.50%, 8/1/2054	104,000	83,639
4.65%, 3/1/2068	125,000	99,864
4.75%, 11/15/2048	149,000	125,942
5.20%, 11/15/2033 (b)	350,000	338,492
FedEx Corp.:
2.40%, 5/15/2031 (b)	155,000	124,293
3.10%, 8/5/2029	520,000	456,960
3.25%, 4/1/2026	773,000	733,299
3.40%, 2/15/2028	193,000	177,357
4.05%, 2/15/2048	376,000	274,536
4.25%, 5/15/2030 (b)	299,000	275,753
4.40%, 1/15/2047	255,000	196,263
4.75%, 11/15/2045	355,000	289,616
4.90%, 1/15/2034 (b)	752,000	700,548
5.10%, 1/15/2044	430,000	370,884
5.25%, 5/15/2050 (b)	257,000	225,435
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	226,614
Kirby Corp. 4.20%, 3/1/2028 (b)	201,000	186,807
Norfolk Southern Corp.:
2.30%, 5/15/2031 (b)	362,000	289,879
2.55%, 11/1/2029	346,000	291,733
2.90%, 6/15/2026	550,000	514,992
2.90%, 8/25/2051	150,000	89,229
3.00%, 3/15/2032	249,000	204,917
3.05%, 5/15/2050	415,000	257,732
3.16%, 5/15/2055	374,000	229,000

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 11/1/2049	$404,000	$266,866
3.70%, 3/15/2053	568,000	391,863
3.80%, 8/1/2028	85,000	79,187
4.15%, 2/28/2048	175,000	134,080
4.45%, 3/1/2033	250,000	228,388
4.55%, 6/1/2053	100,000	80,486
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	131,818
Series MTN, 2.90%, 12/1/2026	105,000	95,903
Series MTN, 4.30%, 6/15/2027	250,000	237,655
Series MTN, 5.65%, 3/1/2028	100,000	98,892
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	130,848
2.38%, 5/20/2031	455,000	368,582
2.40%, 2/5/2030 (b)	586,000	490,640
2.75%, 3/1/2026	224,000	210,296
2.80%, 2/14/2032	206,000	169,404
2.89%, 4/6/2036	557,000	419,104
2.95%, 3/10/2052	432,000	265,969
3.00%, 4/15/2027	285,000	263,739
3.25%, 8/15/2025 (b)	305,000	293,084
3.25%, 2/5/2050	480,000	320,832
3.38%, 2/14/2042	214,000	156,883
3.50%, 2/14/2053	651,000	449,047
3.55%, 5/20/2061	100,000	65,210
Series MTN, 3.55%, 8/15/2039	116,000	88,682
3.70%, 3/1/2029	366,000	339,864
3.75%, 7/15/2025	223,000	215,877
3.75%, 2/5/2070	158,000	105,939
3.80%, 10/1/2051	434,000	320,123
3.80%, 4/6/2071	141,000	94,346
3.84%, 3/20/2060	780,000	547,217
3.88%, 2/1/2055	192,000	138,253
3.95%, 9/10/2028 (b)	1,038,000	979,000
5.15%, 1/20/2063	200,000	177,634
United Parcel Service, Inc.:
2.40%, 11/15/2026	216,000	199,254
2.50%, 9/1/2029	386,000	332,060
2.80%, 11/15/2024	210,000	203,559
3.05%, 11/15/2027	165,000	151,792
3.40%, 3/15/2029 (b)	478,000	438,422
3.63%, 10/1/2042	149,000	114,110
3.75%, 11/15/2047	302,000	228,273
3.90%, 4/1/2025	399,000	389,296
4.25%, 3/15/2049	245,000	198,653
4.45%, 4/1/2030 (b)	189,500	181,170
4.88%, 3/3/2033 (b)	426,000	410,796
6.20%, 1/15/2038	433,000	462,704
		30,526,819
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 9/15/2026	$450,000	$417,123
3.50%, 6/1/2032	431,000	351,226
3.85%, 3/30/2027	177,000	164,304
4.00%, 6/30/2030	156,000	137,144
4.55%, 11/7/2028	119,000	111,194
		1,180,991
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	165,000	144,147
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	272,000	216,371
2.80%, 5/1/2030	577,000	487,363
2.95%, 9/1/2027 (b)	320,000	292,576
3.40%, 3/1/2025	284,000	274,489
3.45%, 6/1/2029	499,500	450,099
3.75%, 9/1/2028	109,000	101,420
3.75%, 9/1/2047	396,000	288,957
4.15%, 6/1/2049	105,000	81,498
4.20%, 9/1/2048	260,000	202,764
Essential Utilities, Inc.:
2.40%, 5/1/2031	430,000	334,230
3.57%, 5/1/2029 (b)	254,000	229,057
4.28%, 5/1/2049	295,000	216,781
		3,175,605
TOTAL CORPORATE BONDS & NOTES (Cost $1,864,209,815)		1,643,567,187
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	209,000	208,607
AmeriCredit Automobile Receivables Trust:
Series 2023-1, Class A3, 5.62%, 11/18/2027	161,000	159,864
Series 2023-2, 5.81%, 5/18/2028	750,000	748,701
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	130,000	128,232
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	89,000	88,788
Capital One Prime Auto Receivables Trust:
Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	754,896

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-1, Class A3, 4.87%, 2/15/2028	$250,000	$246,169
CarMax Auto Owner Trust Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	992,948
Ford Credit Auto Lease Trust Series 2023-A, Class A4, 4.83%, 5/15/2026	500,000	492,691
Ford Credit Auto Owner Trust:
Series 2022-C, Class A3, 4.48%, 12/15/2026	465,000	457,616
Series 2023-A, Class A3, 4.65%, 2/15/2028	133,000	130,518
Series 2023-B, Class A3, 5.23%, 5/15/2028	150,000	148,933
GM Financial Automobile Leasing Trust:
Series 2023-2, Class A3, 5.05%, 7/20/2026	301,000	297,609
Series 2023-3, Class A3, 5.38%, 11/20/2026	200,000	198,481
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	489,098
Series 2023-1, Class A3, 4.66%, 2/16/2028	75,000	73,650
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	162,000	159,882
Series 2023-1, Class A3, 5.04%, 4/21/2027	144,000	142,261
Series 2023-3, Class A3, 5.41%, 2/18/2028	458,000	456,584
Hyundai Auto Receivables Trust Series 2023-8, Class A3, 5.48%, 4/17/2028	111,000	110,827
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	420,867
Nissan Auto Lease Trust:
Series 2023-A, Class A3, 4.91%, 1/15/2026	122,000	120,706
Series 2023-B, Class A3, 5.69%, 7/15/2026	127,000	126,656
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3, 4.91%, 11/15/2027	500,000	493,357
Santander Drive Auto Receivables Trust:
Series 2023-2, Class A3, 5.21%, 7/15/2027	162,000	160,404
Security Description	Principal Amount	Value
Series 2023-3, Class A3, 5.61%, 10/15/2027	$175,000	$174,226
Series 2023-4, Class A3, 5.73%, 4/17/2028	222,000	221,569
Toyota Auto Receivables Owner Trust:
Series 2022-C, Class A3, 3.76%, 4/15/2027	500,000	485,030
Series 2023-C, Class A3, 5.16%, 4/17/2028	111,000	110,080
Series 2022-D, Class A3, 5.30%, 9/15/2027	500,000	496,486
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3, 5.02%, 6/20/2028	140,000	138,459
World Omni Auto Receivables Trust Series 2023-A, Class A3, 4.83%, 5/15/2028	600,000	590,887
World Omni Automobile Lease Securitization Trust Series 2023-A, Class A3, 5.07%, 9/15/2026	375,000	370,908
		10,395,990
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	1,103,000	1,044,901
Series 2022-3, Class A, 3.75%, 8/15/2027	723,000	700,010
Series 2023-1, Class A, 4.87%, 5/15/2028	391,000	386,044
5.23%, 9/15/2028	400,000	398,957
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	1,000,000	989,772
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	300,000	294,588
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	500,000	479,708
Series 2022-A2, Class A, 3.49%, 5/15/2027	600,000	579,773
Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	465,367
Series 2021-A3, Class A3, 1.04%, 11/15/2026 (b)	1,600,000	1,517,357
Chase Issuance Trust:
Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	175,765
5.16%, 9/15/2028	500,000	498,177

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	$250,000	$258,341
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	479,632
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	356,376
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	240,873
Series 2022-A3, Class A3, 3.56%, 7/15/2027	1,000,000	965,113
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	357,558
Series 2022-A4, Class A, 5.03%, 10/15/2027	286,000	283,249
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.37%, 4/15/2028	210,000	202,290
Series 2022-A2, Class A, 3.86%, 7/15/2028	500,000	483,984
		11,157,835
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	750,000	735,415
John Deere Owner Trust Series 2023-B, Class A3, 5.18%, 3/15/2028	167,000	165,530
John Deere Owner Trust 2022 Series 2023-A, Class A4, 2.49%, 1/16/2029	485,000	455,996
Verizon Master Trust:
Series 2021-1, Class A, 0.50%, 5/20/2027	1,220,000	1,178,297
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	405,837
		2,941,075
TOTAL ASSET-BACKED SECURITIES (Cost $25,184,239)		24,494,900
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
AUSTRALIA — 0.0% (a)
Australia & New Zealand Banking Group Ltd. 5.67%, 10/3/2025	1,000,000	1,000,670
National Australia Bank Ltd. 4.90%, 6/13/2028 (b)	565,000	548,728
		1,549,398
Security Description	Principal Amount	Value
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	$355,000	$323,476
1.50%, 02/12/2025	723,000	685,368
2.88%, 05/23/2025 (b)	100,000	95,991
3.63%, 09/09/2027	186,000	178,422
Series GMTN, 0.50%, 02/02/2026	694,000	623,934
		1,907,191
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	625,000	603,356
CANADA — 0.3%
Canada Government International Bonds:
0.75%, 05/19/2026	740,000	664,069
1.63%, 01/22/2025	1,042,000	993,089
2.88%, 04/28/2025	869,000	837,594
3.75%, 04/26/2028	1,505,000	1,445,071
Export Development Canada:
3.38%, 08/26/2025	480,000	464,496
4.38%, 06/29/2026	2,000,000	1,969,920
Province of Alberta:
1.30%, 07/22/2030	257,000	202,547
3.30%, 03/15/2028	351,000	328,010
Province of British Columbia:
4.20%, 07/06/2033	640,000	599,725
Series 9, 2.25%, 06/02/2026	321,000	298,777
Province of Manitoba 4.30%, 7/27/2033	750,000	706,207
Province of New Brunswick 3.63%, 2/24/2028	116,000	109,241
Province of Ontario:
1.05%, 04/14/2026	415,000	375,488
1.13%, 10/07/2030	3,237,000	2,506,571
1.60%, 02/25/2031	130,000	103,476
1.80%, 10/14/2031	235,000	186,677
2.00%, 10/02/2029	222,000	189,599
2.30%, 06/15/2026	180,000	167,432
2.50%, 04/27/2026	253,000	237,225
3.10%, 05/19/2027	250,000	234,905
Province of Quebec:
0.60%, 07/23/2025	554,000	509,691
1.35%, 05/28/2030	222,000	177,418
2.50%, 04/20/2026	220,000	206,444
2.75%, 04/12/2027	315,000	292,556
3.63%, 04/13/2028	375,000	355,819
4.50%, 09/08/2033	1,350,000	1,295,122
Series QO, 2.88%, 10/16/2024	1,085,000	1,054,327
Series QX, 1.50%, 02/11/2025	825,000	781,902
		17,293,398

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	$450,000	$369,931
2.55%, 01/27/2032	305,000	246,644
2.55%, 07/27/2033	510,000	392,476
2.75%, 01/31/2027	699,000	641,109
3.10%, 05/07/2041	735,000	500,087
3.10%, 01/22/2061	310,000	176,313
3.24%, 02/06/2028	581,000	532,905
3.50%, 01/31/2034	487,000	401,911
3.50%, 01/25/2050	734,000	489,681
3.50%, 04/15/2053	200,000	131,803
3.86%, 06/21/2047	300,000	219,351
4.00%, 01/31/2052	195,000	141,954
4.34%, 03/07/2042	243,000	196,543
4.95%, 01/05/2036	635,000	582,244
5.33%, 01/05/2054	185,000	164,903
		5,187,855
GERMANY — 0.2%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	275,000	150,155
0.38%, 07/18/2025	1,220,000	1,119,875
0.63%, 01/22/2026	1,522,000	1,376,558
1.75%, 09/14/2029	108,000	92,040
2.00%, 05/02/2025	1,144,000	1,086,663
2.50%, 11/20/2024 (b)	2,109,000	2,038,137
2.88%, 04/03/2028	182,000	168,102
3.13%, 06/10/2025 (b)	1,866,000	1,800,970
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	632,000	570,886
2.38%, 06/10/2025	705,000	671,519
Series 37, 2.50%, 11/15/2027	197,000	180,608
Series 40, 0.50%, 05/27/2025	393,000	363,175
		9,618,688
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	200,000	158,413
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	355,600	371,574
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	226,856
2.15%, 07/28/2031	450,000	351,040
2.85%, 02/14/2030	361,000	307,778
Security Description	Principal Amount	Value
3.05%, 03/12/2051	$674,000	$436,988
3.20%, 09/23/2061	4,000	2,380
3.35%, 03/12/2071	290,000	173,817
3.40%, 09/18/2029	245,000	218,381
3.50%, 02/14/2050	479,000	325,001
3.55%, 03/31/2032	400,000	345,892
3.70%, 10/30/2049	315,000	220,569
3.85%, 10/15/2030	100,000	89,644
4.10%, 04/24/2028	390,000	367,953
4.15%, 09/20/2027	757,000	721,921
4.35%, 01/11/2048	365,000	290,135
4.45%, 04/15/2070	375,000	284,299
4.55%, 01/11/2028	305,000	295,011
4.65%, 09/20/2032	600,000	561,120
4.75%, 02/11/2029	175,000	168,511
4.85%, 01/11/2033	600,000	571,572
5.35%, 02/11/2049	417,000	381,643
5.45%, 09/20/2052	12,500	11,505
		6,352,016
ISRAEL — 0.0% (a)
Israel Government International Bonds:
2.75%, 07/03/2030	361,000	306,825
2.88%, 03/16/2026	540,000	506,784
3.88%, 07/03/2050	953,000	691,354
4.13%, 01/17/2048	260,000	198,671
4.50%, 01/17/2033	335,000	311,657
4.50%, 01/30/2043	212,000	177,798
State of Israel:
2.50%, 01/15/2030	425,000	358,900
3.38%, 01/15/2050	560,000	370,496
		2,922,485
ITALY — 0.1%
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	736,000	662,540
2.38%, 10/17/2024	1,174,000	1,130,186
2.88%, 10/17/2029	700,000	599,606
3.88%, 05/06/2051	1,080,000	705,640
4.00%, 10/17/2049	665,000	455,053
		3,553,025
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	691,000	634,469
1.25%, 01/21/2031	355,000	271,788
1.63%, 01/20/2027	200,000	178,722
1.88%, 07/21/2026	321,000	292,518
1.88%, 04/15/2031	759,000	605,333
2.00%, 10/17/2029	340,000	285,852
2.13%, 02/16/2029	350,000	301,157
2.75%, 11/16/2027	520,000	475,972
2.88%, 04/14/2025	190,000	182,349

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 06/01/2027	$1,063,000	$983,349
2.88%, 07/21/2027	592,000	547,286
3.25%, 07/20/2028	345,000	318,335
3.88%, 09/16/2025	358,000	347,625
4.25%, 01/26/2026	420,000	410,382
4.63%, 07/19/2028	600,000	589,344
Series DTC, 2.13%, 02/10/2025	225,000	214,524
Series DTC, 2.25%, 11/04/2026	817,000	747,383
Series DTC, 2.38%, 04/20/2026	160,000	148,853
Series DTC, 2.50%, 05/28/2025	640,000	608,640
Series DTC, 2.75%, 01/21/2026	535,000	505,110
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	152,588
2.75%, 04/27/2027	499,000	459,589
3.25%, 05/25/2027	215,000	201,031
3.38%, 06/12/2028	316,000	292,935
COR, 2.13%, 10/20/2026	200,000	182,100
		9,937,234
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,271,000	1,004,319
3.25%, 04/16/2030	876,000	745,765
3.50%, 02/12/2034	840,000	656,871
3.75%, 01/11/2028	895,000	828,510
3.77%, 05/24/2061	720,000	421,963
4.13%, 01/21/2026	687,100	669,105
4.15%, 03/28/2027	628,000	604,199
4.28%, 08/14/2041	576,000	426,223
4.35%, 01/15/2047	795,000	561,310
4.40%, 02/12/2052	395,000	273,999
4.50%, 04/22/2029	926,000	863,421
4.50%, 01/31/2050	1,104,000	795,686
4.60%, 01/23/2046	1,330,000	981,207
4.60%, 02/10/2048	283,600	206,495
4.75%, 04/27/2032	354,000	318,703
5.00%, 04/27/2051	661,000	508,395
5.40%, 02/09/2028	390,000	384,142
6.34%, 05/04/2053	800,000	729,664
6.35%, 02/09/2035	600,000	587,238
Series A, 6.05%, 01/11/2040	522,000	483,012
Series GMTN, 5.75%, 10/12/2110	855,000	679,537
Series MTN, 4.75%, 03/08/2044	1,813,000	1,390,118
		14,119,882
Security Description	Principal Amount	Value
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	$718,000	$519,552
3.16%, 01/23/2030	592,000	498,612
3.75%, 03/16/2025	485,000	467,986
3.87%, 07/23/2060	507,000	292,701
3.88%, 03/17/2028	437,000	401,979
4.30%, 04/29/2053	590,000	385,182
4.50%, 04/16/2050	245,000	167,487
4.50%, 04/01/2056	718,000	473,248
4.50%, 01/19/2063	350,000	226,937
6.40%, 02/14/2035	535,000	517,500
6.70%, 01/26/2036	215,000	212,495
6.85%, 03/28/2054	750,000	696,870
7.13%, 01/29/2026	436,000	443,918
8.88%, 09/30/2027	670,000	734,159
9.38%, 04/01/2029	244,000	279,504
		6,318,130
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	265,000	191,264
2.39%, 01/23/2026	544,000	505,142
2.78%, 01/23/2031	1,229,000	1,007,522
2.78%, 12/01/2060	320,000	170,131
2.84%, 06/20/2030	157,700	133,079
3.00%, 01/15/2034	332,000	255,424
3.23%, 07/28/2121	235,000	122,656
3.55%, 03/10/2051	500,000	329,265
3.60%, 01/15/2072	200,000	118,710
4.13%, 08/25/2027	260,000	247,806
5.63%, 11/18/2050	427,800	395,086
6.55%, 03/14/2037	396,000	409,547
7.35%, 07/21/2025	857,000	880,516
		4,766,148
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	488,000	369,865
1.95%, 01/06/2032	410,000	312,707
2.46%, 05/05/2030	458,000	378,702
2.65%, 12/10/2045	445,000	267,534
2.95%, 05/05/2045	548,000	349,936
3.00%, 02/01/2028	890,000	807,550
3.20%, 07/06/2046	785,000	516,514
3.70%, 02/02/2042	345,000	257,367
3.75%, 01/14/2029	678,000	627,143
3.95%, 01/20/2040	331,000	262,222
4.63%, 07/17/2028	230,000	222,488
5.00%, 07/17/2033	565,000	543,265
5.00%, 01/13/2037	302,000	281,065
5.50%, 03/30/2026	291,000	292,441
5.50%, 01/17/2048	200,000	187,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 10/13/2047	$380,000	$376,842
6.38%, 10/23/2034	626,000	659,860
7.75%, 01/14/2031	435,000	491,698
9.50%, 02/02/2030	680,000	823,906
9.50%, 02/02/2030	71,000	85,615
10.63%, 03/16/2025	424,000	454,715
		8,569,329
POLAND — 0.0% (a)
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	465,000	441,769
4.88%, 10/04/2033	775,000	719,587
5.50%, 11/16/2027	325,000	325,270
5.50%, 04/04/2053	507,000	458,049
5.75%, 11/16/2032	902,000	903,019
		2,847,694
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	310,000	276,644
0.75%, 09/21/2025	500,000	455,845
1.13%, 12/29/2026	240,000	208,978
1.25%, 01/18/2025	208,000	196,862
1.25%, 09/21/2030	175,000	133,222
1.38%, 02/09/2031	570,000	431,587
1.88%, 02/12/2025	115,000	109,544
2.13%, 01/18/2032	150,000	117,297
2.38%, 04/21/2027	395,000	357,487
2.50%, 06/29/2041	142,000	94,619
2.63%, 05/26/2026	500,000	464,835
2.88%, 01/21/2025	445,000	429,968
4.25%, 09/15/2027	201,000	193,149
5.00%, 01/11/2028	260,000	256,625
5.13%, 01/11/2033	200,000	195,412
5.13%, 09/18/2033	345,000	336,099
Korea Development Bank:
0.80%, 04/27/2026	280,000	248,419
0.80%, 07/19/2026	285,000	250,347
1.00%, 09/09/2026	550,000	483,076
1.63%, 01/19/2031	525,000	405,610
2.00%, 02/24/2025	325,000	309,494
2.00%, 09/12/2026 (b)	275,000	248,812
2.00%, 10/25/2031	274,000	213,092
2.25%, 02/24/2027	350,000	316,638
4.38%, 02/15/2033	200,000	184,374
Series GMTN, 1.75%, 02/18/2025	220,000	208,861
Korea International Bonds:
1.00%, 09/16/2030	440,000	340,093
2.75%, 01/19/2027	394,000	366,952
4.13%, 06/10/2044	280,000	235,962
		8,069,903
Security Description	Principal Amount	Value
SUPRANATIONAL — 1.2%
African Development Bank:
3.38%, 07/07/2025 (b)	$598,000	$579,522
4.38%, 03/14/2028	325,000	319,566
Series GDIF, 0.88%, 03/23/2026	698,000	630,811
Series GDIF, 0.88%, 07/22/2026	545,000	486,957
Asian Development Bank:
0.63%, 04/29/2025	1,230,000	1,143,506
1.50%, 10/18/2024	909,000	871,886
4.25%, 01/09/2026	770,000	756,617
5.82%, 06/16/2028	1,556,000	1,618,069
6.22%, 08/15/2027	147,000	153,327
Series GMTN, 0.38%, 09/03/2025	1,149,000	1,049,382
Series GMTN, 0.50%, 02/04/2026	1,010,000	909,515
Series GMTN, 0.63%, 10/08/2024	776,000	738,775
Series GMTN, 0.75%, 10/08/2030	275,000	209,847
Series GMTN, 1.00%, 04/14/2026	1,546,000	1,400,444
Series GMTN, 1.50%, 01/20/2027	1,036,000	931,395
Series GMTN, 1.50%, 03/04/2031	285,000	227,838
Series GMTN, 1.75%, 09/19/2029	363,000	308,212
Series GMTN, 1.88%, 01/24/2030	260,000	219,089
Series GMTN, 2.00%, 01/22/2025	125,000	119,568
Series GMTN, 2.00%, 04/24/2026	335,000	311,037
Series GMTN, 2.50%, 11/02/2027	338,000	310,524
Series GMTN, 2.63%, 01/12/2027	300,000	279,921
Series GMTN, 2.75%, 01/19/2028	355,000	327,250
Series GMTN, 3.13%, 08/20/2027	758,000	714,635
Series GMTN, 3.13%, 09/26/2028	400,000	371,452
Series GMTN, 3.88%, 09/28/2032	175,000	163,870
Series GMTN, 3.88%, 06/14/2033	455,000	424,360
Series GMTN, 4.00%, 01/12/2033	595,000	561,662
Asian Infrastructure Investment Bank:
0.50%, 10/30/2024	333,000	314,945
0.50%, 05/28/2025	432,000	398,442
0.50%, 01/27/2026	71,000	63,757

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 09/14/2027	$150,000	$144,088
4.00%, 01/18/2028	2,070,000	1,994,755
4.88%, 09/14/2026	1,000,000	997,030
Corp. Andina de Fomento 1.63%, 9/23/2025 (b)	189,000	174,430
Council of Europe Development Bank:
1.38%, 02/27/2025	813,000	768,740
3.00%, 06/16/2025 (b)	561,000	539,575
3.63%, 01/26/2028 (b)	150,000	143,231
3.75%, 05/25/2026	250,000	242,265
European Bank for Reconstruction & Development:
0.50%, 05/19/2025	480,000	443,995
Series GMTN, 0.50%, 01/28/2026 (b)	593,000	534,323
Series GMTN, 1.50%, 02/13/2025	437,000	414,499
Series GMTN, 4.38%, 03/09/2028	1,300,000	1,279,876
European Investment Bank:
0.38%, 12/15/2025	1,010,000	912,798
0.38%, 03/26/2026	1,250,000	1,117,775
0.63%, 07/25/2025	495,000	456,400
0.63%, 10/21/2027	125,000	106,414
0.75%, 10/26/2026 (b)	815,000	720,908
0.75%, 09/23/2030	210,000	161,450
0.88%, 05/17/2030	285,000	223,503
1.25%, 02/14/2031 (b)	886,000	700,392
1.63%, 03/14/2025 (b)	3,054,000	2,896,383
1.63%, 10/09/2029 (b)	252,000	212,723
1.63%, 05/13/2031	335,000	270,613
1.75%, 03/15/2029 (b)	300,000	258,222
1.88%, 02/10/2025	975,000	930,218
2.13%, 04/13/2026	100,000	93,318
2.38%, 05/24/2027	203,000	186,864
3.25%, 11/15/2027	1,055,000	997,893
3.75%, 02/14/2033	2,975,000	2,761,722
3.88%, 03/15/2028 (b)	550,000	530,981
Series GMTN, 1.38%, 03/15/2027	1,335,000	1,191,060
Inter-American Development Bank:
0.63%, 07/15/2025	392,000	361,640
0.63%, 09/16/2027	135,000	115,206
0.88%, 04/03/2025	710,000	664,319
1.13%, 07/20/2028	1,292,000	1,092,179
1.50%, 01/13/2027	600,000	539,544
2.00%, 07/23/2026	164,000	151,395
2.13%, 01/15/2025	394,000	377,759
2.38%, 07/07/2027	930,000	854,930
3.50%, 09/14/2029	1,039,000	975,735
4.00%, 01/12/2028	769,000	745,807
Series GMTN, 0.88%, 04/20/2026	1,378,000	1,243,797
Security Description	Principal Amount	Value
Series GMTN, 1.13%, 01/13/2031	$165,000	$128,657
Series GMTN, 1.75%, 03/14/2025	983,000	933,398
Series GMTN, 2.00%, 06/02/2026	105,000	97,201
Series GMTN, 3.50%, 04/12/2033	2,467,000	2,232,117
Series GMTN, 3.88%, 10/28/2041	797,000	673,417
Series GMTN, 4.50%, 05/15/2026	1,055,000	1,042,351
Inter-American Investment Corp. 4.75%, 9/19/2028	1,000,000	994,340
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	1,569,000	1,438,616
0.50%, 10/28/2025	1,060,000	965,257
0.63%, 04/22/2025	2,062,000	1,917,516
0.75%, 03/11/2025	855,000	800,596
0.75%, 11/24/2027	1,332,000	1,134,678
0.75%, 08/26/2030	789,000	604,516
0.88%, 05/14/2030	801,000	625,132
1.13%, 09/13/2028	1,389,000	1,170,496
1.25%, 02/10/2031	880,000	691,574
1.63%, 01/15/2025	914,000	870,759
1.63%, 11/03/2031	1,419,000	1,133,951
3.13%, 06/15/2027	1,100,000	1,037,520
3.63%, 09/21/2029	150,000	141,777
3.88%, 02/14/2030	680,000	646,530
4.63%, 08/01/2028	1,400,000	1,392,538
COR, 2.50%, 03/29/2032	500,000	423,775
Series GDIF, 0.65%, 02/10/2026	448,000	397,170
Series GDIF, 1.38%, 04/20/2028	910,000	785,321
Series GDIF, 1.75%, 10/23/2029	636,000	538,603
Series GDIF, 1.88%, 10/27/2026	162,000	148,227
Series GDIF, 2.50%, 11/25/2024	1,415,000	1,367,223
Series GDIF, 2.50%, 07/29/2025	2,953,000	2,816,453
Series GDIF, 3.13%, 11/20/2025 (b)	332,000	318,840
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	863,000	792,769
Series GMTN, 0.75%, 10/08/2026	690,000	610,767
Series GMTN, 1.38%, 10/16/2024	709,000	678,974
Series GMTN, 2.13%, 04/07/2026	200,000	186,586

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.63%, 09/15/2025	$293,000	$284,884
Nordic Investment Bank:
4.38%, 03/14/2028 (b)	1,000,000	984,420
Series GMTN, 0.50%, 01/21/2026	500,000	451,150
		77,903,035
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	500,000	484,105
4.88%, 09/14/2026	925,000	920,911
Series GMTN, 0.63%, 05/14/2025	440,000	407,216
Series GMTN, 4.00%, 07/15/2025	780,000	762,216
Series GMTN, 4.63%, 11/28/2025	150,000	148,034
		2,722,482
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	350,000	306,915
Israel Government AID Bonds 5.50%, 9/18/2033	770,000	797,458
		1,104,373
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	436,000	430,384
4.38%, 01/23/2031	992,000	948,302
4.98%, 04/20/2055	761,000	659,620
5.10%, 06/18/2050	1,259,000	1,117,325
		3,155,631
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $211,369,679)		189,031,240
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.1%
Federal Farm Credit Banks Funding Corp.:
0.53%, 9/29/2025	500,000	454,880
0.88%, 11/18/2024	342,000	324,982
1.13%, 1/6/2025	405,000	384,037
2.02%, 4/1/2031	215,000	177,472
4.38%, 6/23/2026	3,000,000	2,957,730
4.50%, 11/18/2024	200,000	197,956
4.50%, 8/14/2026	1,000,000	989,770
Federal Home Loan Banks:
0.50%, 4/14/2025 (b)	3,705,000	3,447,910
1.10%, 8/20/2026	255,000	228,146
1.25%, 12/21/2026	410,000	365,831
Security Description	Principal Amount	Value
3.25%, 11/16/2028 (b)	$2,495,000	$2,334,721
4.00%, 6/30/2028	3,500,000	3,398,360
4.50%, 10/3/2024	1,550,000	1,535,740
4.63%, 6/6/2025	2,550,000	2,525,087
5.00%, 2/28/2025	6,650,000	6,616,551
COR, 1.00%, 3/23/2026	292,500	264,458
Series 0002, 4.00%, 8/28/2025	100,000	97,322
Series 677, 5.50%, 7/15/2036	1,140,000	1,200,226
Federal Home Loan Mortgage Corp.:
0.38%, 9/23/2025	1,895,000	1,730,628
0.80%, 10/28/2026	214,000	187,152
1.50%, 2/12/2025 (b)	6,485,000	6,164,576
1.50%, 2/1/2037	8,504,365	7,090,541
1.50%, 4/1/2037	5,086,684	4,234,344
1.50%, 5/1/2041	4,128,196	3,200,837
1.50%, 2/1/2051	5,836,438	4,213,257
1.50%, 10/1/2051	5,933,152	4,270,242
1.50%, 11/1/2051	5,354,883	3,853,466
2.00%, 7/1/2035	3,218,799	2,761,980
2.00%, 2/1/2036	3,090,325	2,651,220
2.00%, 6/1/2036	11,091,663	9,515,835
2.00%, 1/1/2037	8,396,742	7,204,282
2.00%, 2/1/2037	3,848,790	3,302,205
2.00%, 4/1/2037	2,647,674	2,268,721
2.00%, 3/1/2042	1,615,011	1,291,726
2.00%, 6/1/2050	211,123	161,938
2.00%, 8/1/2050	20,946,575	16,236,964
2.00%, 10/1/2050	9,347,514	7,151,136
2.00%, 11/1/2050	13,366,676	10,221,775
2.00%, 12/1/2050	8,022,394	6,132,404
2.00%, 1/1/2051	10,179,740	7,778,347
2.00%, 2/1/2051	31,356,256	23,949,617
2.00%, 4/1/2051	6,299,060	4,789,127
2.00%, 9/1/2051	19,293,445	14,705,008
2.00%, 11/1/2051	23,308,758	17,753,818
2.00%, 12/1/2051	2,862,862	2,207,588
2.00%, 2/1/2052	18,016,125	13,709,115
2.00%, 3/1/2052	7,193,270	5,468,817
2.00%, 8/1/2052	8,604,646	6,541,842
2.50%, 9/1/2028	56,987	53,490
2.50%, 10/1/2029	149,185	138,582
2.50%, 1/1/2031	202,587	186,470
2.50%, 5/1/2031	606,161	554,918
2.50%, 6/1/2031	237,274	217,215
2.50%, 11/1/2032	532,398	484,654
2.50%, 12/1/2032	432,085	393,337
2.50%, 2/1/2033	790,041	719,192
2.50%, 3/1/2033	1,413,746	1,285,357
2.50%, 8/1/2035	2,404,655	2,127,857
2.50%, 9/1/2035	1,661,843	1,470,550
2.50%, 1/1/2037	3,407,163	3,006,654
2.50%, 4/1/2037	799,901	705,874

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 9/1/2046	$610,876	$497,605
2.50%, 8/1/2050	13,050,380	10,407,560
2.50%, 10/1/2050	7,656,004	6,102,748
2.50%, 11/1/2050	5,944,383	4,737,277
2.50%, 1/1/2051	13,117,096	10,460,765
2.50%, 5/1/2051	259,761	208,960
2.50%, 6/1/2051	16,265,049	12,911,744
2.50% 9/1/2051	16,231,277	12,919,939
2.50% 10/1/2051	13,619,970	10,839,380
2.50%, 11/1/2051	16,472,629	13,105,127
2.50%, 12/1/2051	13,980,339	11,119,737
2.50%, 1/1/2052	10,261,862	8,257,118
2.50% 4/1/2052	10,760,324	8,640,935
3.00%, 11/1/2027	455,227	434,904
3.00%, 2/1/2029	121,595	115,380
3.00%, 7/1/2029	102,142	96,108
3.00%, 9/1/2029	156,600	147,349
3.00%, 4/1/2030	159,217	149,334
3.00%, 12/1/2030	432,758	405,895
3.00%, 2/1/2031	910,801	846,519
3.00%, 5/1/2031	328,949	306,152
3.00%, 9/1/2032	874,958	799,552
3.00%, 4/1/2033	2,684,870	2,523,163
3.00%, 5/1/2033	1,673,742	1,528,200
3.00%, 7/1/2035	183,324	164,039
3.00%, 4/1/2036	351,212	313,097
3.00%, 8/1/2036	629,237	572,624
3.00%, 3/1/2043	403,154	345,160
3.00% 4/1/2043	653,994	559,916
3.00% 7/1/2043	244,073	208,963
3.00%, 8/1/2043	110,496	94,601
3.00%, 9/1/2043	160,787	137,658
3.00%, 10/1/2043	122,845	105,173
3.00%, 6/1/2045	381,173	322,853
3.00% 8/1/2045	1,227,322	1,046,187
3.00%, 4/1/2046	554,986	469,517
3.00%, 9/1/2046	411,975	348,530
3.00%, 10/1/2046	2,263,662	1,915,053
3.00%, 11/1/2046	456,491	386,190
3.00%, 12/1/2046	1,387,556	1,173,869
3.00%, 2/1/2047	1,325,618	1,121,470
3.00%, 7/1/2047	2,935,077	2,479,599
3.00%, 12/1/2047	2,450,020	2,072,949
3.00%, 1/1/2048	668,634	565,728
3.00%, 2/1/2048	1,377,896	1,165,830
3.00%, 3/1/2048	69,381	58,703
3.00%, 10/1/2049	1,577,008	1,320,205
3.00%, 12/1/2049	1,200,513	1,005,020
3.00%, 1/1/2050	3,376,256	2,826,461
3.00%, 2/1/2050	3,689,268	3,088,501
3.00% 4/1/2050	6,105,851	5,104,515
3.00%, 5/1/2050	143,587	120,823
3.00%, 6/1/2051	4,374,714	3,632,776
3.00%, 3/1/2052	10,911,720	9,039,702
3.00%, 8/1/2052	1,441,834	1,194,472
Security Description	Principal Amount	Value
3.50%, 5/1/2026	$156,526	$151,790
3.50%, 1/1/2029	35,245	33,768
3.50%, 11/1/2029	125,832	119,752
3.50%, 2/1/2030	88,171	83,946
3.50%, 3/1/2032	130,675	122,128
3.50%, 6/1/2033	283,086	264,379
3.50%, 1/1/2034	657,456	613,985
3.50%, 10/1/2037	3,485,450	3,220,944
3.50%, 3/1/2038	657,992	593,056
3.50%, 10/1/2041	79,259	70,201
3.50%, 11/1/2041	1,758	1,559
3.50%, 12/1/2041	179,155	158,858
3.50%, 4/1/2043	149,928	132,647
3.50% 5/1/2043	249,978	221,320
3.50% 8/1/2043	435,776	386,002
3.50%, 6/1/2044	85,653	75,527
3.50%, 8/1/2044	175,723	154,948
3.50%, 10/1/2044	100,814	88,895
3.50%, 11/1/2044	157,385	138,778
3.50%, 12/1/2044	128,318	113,141
3.50%, 1/1/2045	167,180	147,415
3.50%, 2/1/2045	230,274	203,050
3.50% 7/1/2045	3,018,096	2,670,503
3.50%, 10/1/2045	208,335	183,342
3.50% 12/1/2045	408,025	359,315
3.50%, 3/1/2046	439,167	384,805
3.50%, 5/1/2046	195,840	171,598
3.50%, 8/1/2046	1,194,732	1,051,353
3.50%, 9/1/2046	2,501,948	2,192,244
3.50%, 12/1/2046	325,107	284,864
3.50%, 4/1/2047	36,619	32,049
3.50%, 9/1/2047	1,703,406	1,490,805
3.50%, 10/1/2047	239,868	209,931
3.50%, 11/1/2047	128,285	112,273
3.50%, 12/1/2047	349,253	305,663
3.50%, 1/1/2048	628,883	550,392
3.50%, 2/1/2048	1,656,008	1,449,323
3.50%, 7/1/2048	334,815	293,028
3.50%, 11/1/2048	902,329	789,712
3.50%, 6/1/2049	1,164,890	1,014,621
3.50%, 7/1/2049	703,632	612,864
3.50%, 9/1/2049	5,390,897	4,730,132
3.50%, 3/1/2050	2,880,205	2,508,662
3.50%, 5/1/2051	4,385,422	3,819,708
3.50%, 9/1/2052	7,294,880	6,275,403
4.00%, 4/1/2024	1,478	1,467
4.00%, 5/1/2025	4,208	4,136
4.00%, 6/1/2025	10,009	9,826
4.00%, 8/1/2025	1,946	1,910
4.00%, 9/1/2025	2,355	2,308
4.00%, 6/1/2026	34,002	33,270
4.00%, 7/1/2029	771,906	754,482
4.00%, 8/1/2039	63,730	58,544
4.00%, 10/1/2040	74,550	68,459
4.00% 12/1/2040	159,730	146,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/1/2041	$11,158	$10,236
4.00%, 12/1/2041	229,416	210,456
4.00%, 4/1/2042	150,463	138,028
4.00%, 6/1/2042	344,719	316,003
4.00%, 12/1/2043	76,010	69,535
4.00% 5/1/2044	167,654	152,951
4.00%, 7/1/2044	248,877	227,077
4.00%, 12/1/2044	91,840	83,795
4.00%, 4/1/2045	180,144	164,313
4.00%, 5/1/2045	1,010,239	926,694
4.00%, 10/1/2045	273,217	249,207
4.00%, 11/1/2045	1,319,644	1,201,848
4.00%, 1/1/2046	200,461	182,845
4.00%, 3/1/2046	146,517	133,675
4.00%, 1/1/2047	3,209,283	2,910,337
4.00%, 9/1/2047	133,160	120,758
4.00%, 11/1/2047	799,266	724,830
4.00%, 12/1/2047	320,530	290,679
4.00%, 1/1/2048	466,105	422,697
4.00%, 4/1/2048	720,461	652,348
4.00% 5/1/2048	1,102,835	998,572
4.00%, 7/1/2048	761,195	689,231
4.00%, 10/1/2048	1,320,208	1,195,395
4.00%, 12/1/2048	649,589	588,151
4.00%, 9/1/2049	672,398	607,435
4.00%, 6/1/2050	917,661	826,896
4.00%, 2/1/2051	1,498,371	1,353,607
4.00%, 1/1/2053	3,746,724	3,336,272
4.05%, 8/28/2025	450,000	439,011
4.50%, 10/1/2024	1,108	1,101
4.50%, 2/1/2039	1,040	986
4.50%, 6/1/2039	65,870	62,458
4.50%, 9/1/2039	53,233	50,475
4.50%, 12/1/2039	32,988	31,279
4.50%, 2/1/2040	19,306	18,256
4.50%, 3/1/2040	16,131	15,253
4.50%, 6/1/2040	489	462
4.50%, 12/1/2040	191,923	181,483
4.50%, 4/1/2041	3,159	2,986
4.50%, 7/1/2041	113,335	107,124
4.50%, 8/1/2041	8,750	8,270
4.50%, 9/1/2041	37,885	35,809
4.50%, 10/1/2041	318,696	301,338
4.50%, 10/1/2043	4,278	4,044
4.50%, 8/1/2044	5,582	5,259
4.50%, 9/1/2044	147,977	139,414
4.50%, 4/1/2047	44,499	41,668
4.50%, 10/1/2047	44,702	41,858
4.50%, 12/1/2047	133,453	124,964
4.50% 1/1/2048	420,400	393,634
4.50%, 5/1/2048	524,336	489,895
4.50%, 6/1/2048	173,770	162,371
4.50%, 7/1/2048	464,977	435,031
4.50%, 12/1/2048	299,482	280,183
4.50%, 3/1/2049	420,704	393,593
Security Description	Principal Amount	Value
4.50%, 7/1/2049	$2,771,175	$2,579,787
4.50%, 10/1/2052	1,503,558	1,380,164
4.50%, 12/1/2052	6,307,051	5,817,910
4.50%, 5/1/2053	6,852,960	6,289,041
5.00%, 10/1/2033	4,509	4,419
5.00%, 11/1/2035	6,198	6,075
5.00%, 4/1/2036	14,728	14,436
5.00% 12/1/2036	1,338	1,311
5.00% 2/1/2038	104,387	102,099
5.00% 3/1/2038	62,059	60,747
5.00%, 6/1/2038	18,184	17,764
5.00% 11/1/2038	150,825	147,609
5.00%, 1/1/2039	22,891	22,363
5.00%, 2/1/2039	49,909	48,753
5.00%, 3/1/2039	156,586	152,749
5.00%, 10/1/2039	13,962	13,639
5.00%, 2/1/2040	35,147	34,251
5.00%, 7/1/2048	564,765	542,993
5.00%, 9/1/2048	126,456	121,581
5.00%, 11/1/2048	552,123	529,898
5.00%, 3/1/2049	230,424	221,532
5.00%, 3/1/2050	649,772	623,620
5.00%, 9/1/2052	4,554,691	4,303,045
5.00%, 10/1/2052	2,433,269	2,301,661
5.00% 12/1/2052	4,137,880	3,927,411
5.00%, 2/1/2053	14,713,936	13,879,769
5.00%, 7/1/2053	4,975,567	4,692,880
5.50%, 12/1/2023	63	63
5.50%, 11/1/2026	9,985	9,897
5.50%, 6/1/2027	3,235	3,208
5.50%, 4/1/2028	4,607	4,572
5.50%, 7/1/2028	8,373	8,316
5.50%, 7/1/2033	567	565
5.50% 1/1/2037	41,563	41,485
5.50%, 9/1/2037	286	287
5.50%, 11/1/2037	2,676	2,681
5.50%, 1/1/2038	27,467	27,520
5.50%, 4/1/2038	92,216	92,529
5.50% 7/1/2038	115,554	115,954
5.50%, 10/1/2038	2,365	2,373
5.50%, 12/1/2052	1,263,602	1,233,968
5.50%, 2/1/2053	3,263,132	3,153,348
6.00%, 2/1/2028	106	106
6.00%, 11/1/2029	632	632
6.00%, 8/1/2031	2,488	2,509
6.00%, 10/1/2032	2,702	2,744
6.00%, 11/1/2032	2,540	2,580
6.00%, 12/1/2032	1,290	1,311
6.00% 1/1/2033	3,066	3,113
6.00% 2/1/2033	2,261	2,284
6.00%, 3/1/2033	2,702	2,744
6.00%, 6/1/2033	3,274	3,326
6.00%, 3/1/2036	4,575	4,732
6.00%, 8/1/2036	23,579	24,387
6.00%, 1/1/2037	2,676	2,768

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 12/1/2037	$2,133	$2,206
6.00%, 10/1/2038	1,654	1,711
6.00%, 3/1/2040	1,402	1,450
6.00%, 5/1/2040	233,255	241,282
6.00%, 6/1/2053	1,968,866	1,949,440
6.25%, 7/15/2032 (b)	2,558,000	2,827,869
6.50%, 12/1/2030	456	468
6.50%, 8/1/2031	1,993	2,052
6.50%, 12/1/2031	1,594	1,641
6.50% 7/1/2032	478	493
6.50%, 11/1/2037	19,251	20,103
6.50%, 2/1/2038	4,578	4,779
6.50%, 9/1/2038	66,830	69,781
6.50%, 9/1/2039	31,393	32,686
6.50%, 2/1/2053	1,772,800	1,781,003
6.75%, 3/15/2031	1,701,000	1,903,062
7.00%, 7/1/2029	15,445	15,901
7.00%, 1/1/2030	372	383
7.00%, 4/1/2030	56	58
7.00%, 2/1/2031	329	342
7.00%, 9/1/2031	4,235	4,391
7.50%, 3/1/2028	3,683	3,748
COR, 4.50%, 1/1/2053	998,040	916,133
Series USD, 0.38%, 7/21/2025	300,000	275,889
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K046, Class A2, 3.21%, 3/25/2025	4,000,000	3,864,577
Series K049, Class A2, 3.01%, 7/25/2025	350,000	335,433
Series K053, Class A2, 3.00%, 12/25/2025	350,000	333,142
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	939,666
Series K064, Class A2, 3.22%, 3/25/2027	800,000	750,534
Series K067, Class AM, 3.28%, 8/25/2027	500,000	464,802
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,393,712
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,396,619
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,878,205
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,090,733
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	499,632
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,091,510
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	753,585
Series K087, Class A2, 3.77%, 12/25/2028	270,000	253,172
Security Description	Principal Amount	Value
Series K089, Class A2, 3.56%, 1/25/2029	$2,500,000	$2,316,085
Series K092, Class A2, 3.30%, 4/25/2029	500,000	455,585
Series K093, Class A2, 2.98%, 5/25/2029	500,000	448,090
Series K094, Class A2, 2.90%, 6/25/2029	531,291	472,518
Series K101, Class A2, 2.52%, 10/25/2029	500,000	431,500
Series K108, Class A2, 1.52%, 3/25/2030	888,889	713,422
Series K109, Class A2, 1.56%, 4/25/2030	600,000	480,654
Series K110, Class A2, 1.48%, 4/25/2030	160,714	128,267
Series K114, Class A2, 1.37%, 6/25/2030	250,000	195,886
Series K115, Class A2, 1.38%, 6/25/2030	500,000	392,472
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,844,605
Series K121, Class A2, 1.55%, 10/25/2030	340,000	266,623
Series K123, Class A2, 1.62%, 12/25/2030	233,333	183,473
Series K128, Class A2, 2.02%, 3/25/2031	650,000	523,455
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	787,083
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,198,421
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	737,712
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	475,952
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	356,047
Series K730, Class A2, 3.59%, 1/25/2025 (c)	954,457	930,218
Series K735, Class A2, 2.86%, 5/25/2026	491,708	463,140
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,156,163
Series K743, Class A2, 1.77%, 5/25/2028	500,000	430,345
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,299,804
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	177,790
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,454,066
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	373,396

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.38%, 8/25/2025	$2,234,000	$2,042,613
0.50%, 6/17/2025	625,000	578,281
0.63%, 4/22/2025	825,000	767,720
0.75%, 10/8/2027 (b)	2,493,000	2,129,097
0.88%, 8/5/2030	5,790,000	4,475,091
1.50%, 7/1/2036	11,308,082	9,428,149
1.50%, 3/1/2037	14,947,664	12,442,989
1.50%, 4/1/2037	3,968,585	3,303,597
1.50%, 1/1/2042	3,596,299	2,780,626
1.50%, 11/1/2050	163,329	118,072
1.50%, 3/1/2051	105,451	75,976
1.50%, 7/1/2051	1,240,879	893,632
1.50%, 10/1/2051	12,678,850	9,125,296
1.50%, 11/1/2051	15,883,719	11,430,198
1.63%, 10/15/2024	550,000	528,737
1.63%, 1/7/2025	1,950,000	1,861,782
1.88%, 9/24/2026	866,000	795,101
2.00%, 9/1/2035	5,283,664	4,533,795
2.00%, 10/1/2035	180,077	154,697
2.00%, 11/1/2035	4,841,144	4,154,078
2.00%, 12/1/2035	3,256,446	2,794,284
2.00%, 1/1/2036	208,408	178,830
2.00%, 2/1/2036	5,332,079	4,575,339
2.00% 4/1/2036	272,559	233,819
2.00% 6/1/2036	10,705,471	9,186,971
2.00%, 12/1/2036	9,838,956	8,441,680
2.00%, 5/1/2037	3,183,424	2,727,791
2.00%, 8/1/2040	594,006	481,206
2.00%, 10/1/2040	1,337,119	1,082,585
2.00%, 11/1/2040	3,408,394	2,758,366
2.00%, 12/1/2040	2,796,311	2,262,203
2.00%, 2/1/2041	1,496,497	1,210,148
2.00%, 10/1/2041	5,879,217	4,719,155
2.00%, 11/1/2041	6,849,422	5,496,306
2.00%, 2/1/2042	3,708,537	2,973,214
2.00%, 5/1/2042	2,100,918	1,680,367
2.00%, 8/1/2042	1,770,921	1,419,887
2.00%, 6/1/2050	609,002	466,661
2.00% 8/1/2050	12,968,135	9,925,194
2.00% 9/1/2050	3,693,643	2,863,825
2.00%, 10/1/2050	22,430,476	17,160,005
2.00%, 11/1/2050	278,592	215,114
2.00%, 12/1/2050	230,142	176,610
2.00% 1/1/2051	18,647,859	14,246,221
2.00% 2/1/2051	10,684,202	8,161,819
2.00% 3/1/2051	8,405,729	6,422,494
2.00% 4/1/2051	16,732,088	12,777,532
2.00% 5/1/2051	11,820,917	9,023,080
2.00% 7/1/2051	18,017,842	13,744,046
2.00%, 9/1/2051	147,900	113,830
2.00% 11/1/2051	31,975,363	24,364,645
2.00%, 12/1/2051	235,040	180,481
2.00% 1/1/2052	15,227,669	11,593,227
Security Description	Principal Amount	Value
2.00%, 2/1/2052	$2,779,269	$2,116,224
2.00% 3/1/2052	18,623,903	14,205,592
2.13%, 4/24/2026	1,100,000	1,025,882
2.50% 3/1/2028	154,005	144,365
2.50%, 7/1/2028	172,682	161,872
2.50% 8/1/2028	475,328	445,571
2.50%, 10/1/2028	121,123	113,540
2.50%, 3/1/2029	414,260	391,185
2.50%, 2/1/2030	198,652	184,453
2.50%, 5/1/2030	331,477	304,703
2.50% 7/1/2030	1,498,148	1,402,352
2.50%, 2/1/2031	382,425	351,536
2.50%, 6/1/2032	5,611,304	5,129,970
2.50%, 12/1/2032	650,847	591,741
2.50%, 1/1/2033	1,007,149	915,685
2.50%, 12/1/2033	1,865,677	1,714,983
2.50% 2/1/2035	4,555,366	4,110,505
2.50%, 8/1/2035	1,689,456	1,494,984
2.50%, 2/1/2036	774,478	685,358
2.50%, 3/1/2036	207,865	184,132
2.50%, 5/1/2036	1,352,645	1,193,643
2.50%, 2/1/2037	1,624,129	1,433,214
2.50%, 4/1/2038	876,625	760,537
2.50%, 2/1/2040	415,085	346,832
2.50%, 5/1/2040	1,344,382	1,129,234
2.50%, 7/1/2041	4,933,411	4,085,330
2.50%, 4/1/2042	3,612,149	2,973,714
2.50%, 10/1/2042	183,044	150,622
2.50% 11/1/2049	6,995,278	5,619,256
2.50%, 1/1/2050	2,336,324	1,876,752
2.50%, 6/1/2050	4,143,070	3,304,831
2.50% 7/1/2050	6,173,741	4,924,650
2.50%, 8/1/2050	6,318,339	5,038,818
2.50%, 10/1/2050	15,289,980	12,187,937
2.50%, 11/1/2050	525,452	418,750
2.50% 4/1/2051	21,483,980	17,116,399
2.50%, 5/1/2051	172,011	138,285
2.50%, 7/1/2051	15,622,550	12,440,449
2.50%, 8/1/2051	13,360,194	10,651,365
2.50%, 9/1/2051	9,341,236	7,444,733
2.50% 10/1/2051	33,756,364	26,880,907
2.50%, 12/1/2051	168,649	135,290
2.50%, 1/1/2052	217,292	173,987
2.50%, 3/1/2052	18,483,581	14,673,086
3.00%, 8/1/2027	72,601	69,785
3.00%, 11/1/2028	203,774	193,096
3.00%, 6/1/2029	66,297	62,298
3.00% 8/1/2029	275,371	258,745
3.00%, 9/1/2029	99,480	93,474
3.00%, 6/1/2030	140,277	131,399
3.00%, 9/1/2030	29,799	27,913
3.00%, 11/1/2030	72,777	68,170
3.00%, 12/1/2030	260,269	243,849
3.00%, 4/1/2031	140,846	130,906
3.00%, 6/1/2032	1,294,858	1,181,597

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/1/2032	$372,298	$339,733
3.00%, 1/1/2033	268,862	245,345
3.00%, 2/1/2033	577,401	526,896
3.00%, 2/1/2034	615,425	561,150
3.00%, 8/1/2034	3,158,433	2,877,604
3.00%, 2/1/2035	119,098	107,126
3.00%, 3/1/2035	97,245	86,892
3.00%, 6/1/2035	728,780	663,981
3.00%, 2/1/2036	257,454	230,044
3.00%, 11/1/2036	2,870,639	2,556,108
3.00%, 1/1/2037	743,908	662,399
3.00%, 9/1/2037	575,284	510,563
3.00%, 1/1/2038	1,012,801	898,859
3.00%, 2/1/2038	2,257,590	2,040,815
3.00%, 5/1/2040	979,597	845,582
3.00% 6/1/2042	1,974,845	1,684,438
3.00%, 12/1/2042	188,742	161,491
3.00% 1/1/2043	543,685	465,125
3.00%, 2/1/2043	7,532	6,445
3.00% 3/1/2043	653,492	558,697
3.00% 4/1/2043	166,929	142,707
3.00% 5/1/2043	1,087,493	929,693
3.00% 6/1/2043	803,600	686,994
3.00% 7/1/2043	883,724	755,491
3.00%, 8/1/2043	419,764	359,203
3.00%, 2/1/2044	3,162,445	2,703,561
3.00%, 5/1/2045	3,095,075	2,645,966
3.00%, 6/1/2045	29,376	24,846
3.00%, 8/1/2045	4,539,428	3,880,738
3.00%, 9/1/2045	289,337	244,723
3.00% 11/1/2045	609,716	515,700
3.00% 5/1/2046	718,538	607,032
3.00%, 8/1/2046	622,307	525,735
3.00%, 9/1/2046	637,331	538,427
3.00%, 10/1/2046	246,985	208,657
3.00% 11/1/2046	2,600,994	2,217,793
3.00% 1/1/2047	2,282,386	1,928,196
3.00% 3/1/2047	2,278,081	1,926,679
3.00%, 7/1/2047	2,013,969	1,701,433
3.00% 10/1/2047	2,578,159	2,178,040
3.00% 12/1/2047	3,586,915	3,030,283
3.00% 2/1/2048	2,481,216	2,095,909
3.00% 12/1/2049	9,270,476	7,760,854
3.00%, 1/1/2050	1,749,880	1,464,926
3.00%, 7/1/2050	3,775,527	3,155,014
3.00% 9/1/2050	12,708,165	10,618,078
3.00%, 1/1/2051	11,276,461	9,469,108
3.00%, 9/1/2051	7,254,281	6,021,452
3.00%, 1/1/2052	13,279,049	11,016,177
3.00% 2/1/2052	6,986,678	5,807,854
3.00%, 4/1/2052	3,278,584	2,716,109
3.00%, 5/1/2052	8,581,970	7,108,646
3.50%, 10/1/2025	15,009	14,633
3.50%, 11/1/2025	21,269	20,730
3.50%, 3/1/2026	14,956	14,546
Security Description	Principal Amount	Value
3.50%, 1/1/2027	$70,112	$68,157
3.50%, 5/1/2029	53,957	51,290
3.50%, 1/1/2030	74,224	70,554
3.50%, 3/1/2031	288,293	273,305
3.50%, 6/1/2033	576,362	537,535
3.50%, 6/1/2034	248,130	228,666
3.50%, 7/1/2034	454,669	419,003
3.50%, 11/1/2034	1,550,189	1,428,588
3.50%, 2/1/2037	218,008	198,706
3.50%, 2/1/2038	148,792	134,051
3.50%, 4/1/2038	667,567	598,998
3.50%, 5/1/2038	245,046	219,876
3.50%, 12/1/2040	238,695	211,414
3.50%, 6/1/2041	58,961	52,222
3.50%, 11/1/2041	56,643	50,169
3.50% 12/1/2041	8,331	7,379
3.50%, 1/1/2042	96,810	85,772
3.50%, 3/1/2042	182,600	161,743
3.50%, 4/1/2042	22,073	19,548
3.50%, 5/1/2042	522,830	463,015
3.50%, 8/1/2042	216,634	191,850
3.50% 10/1/2042	306,536	271,467
3.50%, 1/1/2043	89,755	79,486
3.50%, 4/1/2043	49,420	43,720
3.50%, 5/1/2043	68,682	60,760
3.50%, 7/1/2043	271,651	240,318
3.50%, 12/1/2043	59,973	53,056
3.50% 1/1/2044	9,132,552	8,087,493
3.50%, 10/1/2044	154,497	136,061
3.50% 1/1/2045	242,176	213,278
3.50% 2/1/2045	6,594,269	5,839,844
3.50%, 4/1/2045	271,828	238,920
3.50%, 5/1/2045	32,631	28,680
3.50%, 6/1/2045	51,496	45,261
3.50% 8/1/2045	583,166	512,646
3.50% 11/1/2045	1,607,438	1,412,838
3.50% 12/1/2045	1,372,713	1,206,530
3.50%, 1/1/2046	457,619	402,219
3.50% 2/1/2046	2,619,272	2,300,667
3.50% 10/1/2046	662,142	579,460
3.50%, 11/1/2046	37,596	32,902
3.50%, 2/1/2047	177,587	155,390
3.50% 5/1/2047	3,046,777	2,670,857
3.50% 7/1/2047	1,487,274	1,316,787
3.50%, 10/1/2047	156,043	136,368
3.50% 11/1/2047	7,866,501	6,880,009
3.50% 12/1/2047	8,538,259	7,516,860
3.50% 1/1/2048	2,072,142	1,810,870
3.50% 2/1/2048	2,676,799	2,340,198
3.50%, 6/1/2048	968,485	846,210
3.50%, 8/1/2048	120,717	105,476
3.50%, 9/1/2048	290,164	253,595
3.50%, 11/1/2048	606,023	530,277
3.50%, 7/1/2049	1,592,536	1,387,101
3.50%, 8/1/2049	1,200,047	1,045,242

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2050	$3,051,207	$2,669,938
3.50%, 6/1/2050	1,657,057	1,437,128
3.50%, 12/1/2051	5,642,047	4,859,556
3.50%, 5/1/2052	2,800,469	2,442,906
3.50%, 6/1/2052	8,142,288	7,006,909
4.00%, 4/1/2024	2,092	2,074
4.00%, 1/1/2025	5,235	5,154
4.00%, 1/1/2026	8,459	8,285
4.00% 2/1/2026	14,854	14,515
4.00%, 3/1/2026	8,519	8,318
4.00%, 4/1/2026	11,336	11,050
4.00%, 12/1/2034	135,806	127,861
4.00%, 3/1/2037	331,484	309,222
4.00%, 1/1/2038	941,733	888,442
4.00%, 3/1/2038	360,043	334,807
4.00%, 6/1/2038	213,688	198,710
4.00%, 8/1/2039	180,775	165,840
4.00%, 9/1/2039	64,961	59,593
4.00%, 9/1/2040	1,697,089	1,556,347
4.00% 12/1/2040	359,208	329,419
4.00% 1/1/2041	92,655	84,970
4.00%, 3/1/2041	220,868	202,313
4.00%, 12/1/2041	242,925	222,530
4.00%, 1/1/2042	104,867	96,052
4.00%, 2/1/2042	37,690	34,505
4.00%, 9/1/2043	39,525	36,098
4.00%, 10/1/2043	203,739	186,072
4.00%, 12/1/2043	28,885	26,379
4.00%, 5/1/2044	604,457	554,328
4.00%, 6/1/2044	142,770	130,088
4.00% 7/1/2044	934,918	853,587
4.00%, 9/1/2044	97,775	89,090
4.00% 10/1/2044	191,928	174,879
4.00%, 12/1/2044	144,645	131,796
4.00%, 1/1/2045	467,266	427,786
4.00%, 3/1/2045	168,732	153,671
4.00%, 5/1/2045	267,789	243,932
4.00%, 6/1/2045	371,216	338,242
4.00%, 7/1/2045	199,723	181,895
4.00%, 9/1/2045	262,925	239,456
4.00%, 12/1/2045	158,899	144,715
4.00%, 2/1/2046	57,369	52,258
4.00%, 4/1/2046	171,401	155,435
4.00%, 10/1/2046	1,100,487	1,008,035
4.00%, 11/1/2046	232,092	210,392
4.00% 4/1/2047	2,525,108	2,287,923
4.00%, 7/1/2047	63,057	57,102
4.00%, 8/1/2047	270,499	244,956
4.00%, 9/1/2047	1,444,812	1,308,380
4.00%, 12/1/2047	2,838,575	2,570,533
4.00%, 1/1/2048	1,098,188	994,488
4.00%, 2/1/2048	462,365	418,705
4.00%, 5/1/2048	57,581	52,064
4.00% 6/1/2048	2,175,344	1,966,890
4.00%, 7/1/2048	423,121	382,576
Security Description	Principal Amount	Value
4.00%, 8/1/2048	$695,383	$628,747
4.00%, 9/1/2048	971,653	878,544
4.00%, 10/1/2048	2,758,398	2,512,174
4.00% 11/1/2048	2,292,737	2,075,065
4.00%, 1/1/2049	1,843,407	1,687,658
4.00%, 3/1/2049	226,335	204,468
4.00%, 5/1/2049	657,603	594,070
4.00%, 6/1/2049	5,176,108	4,693,951
4.00%, 7/1/2049	764,981	691,073
4.00%, 8/1/2049	1,279,076	1,156,509
4.00%, 2/1/2050	473,109	427,400
4.00%, 7/1/2050	924,977	836,341
4.00%, 3/1/2051	5,733,020	5,179,130
4.00%, 7/1/2052	3,406,450	3,047,424
4.00% 8/1/2052	9,799,241	8,747,708
4.00%, 10/1/2052	9,316,785	8,299,025
4.00%, 5/1/2053	6,501,344	5,787,126
4.50%, 4/1/2031	76,002	73,392
4.50%, 10/1/2033	23,834	22,918
4.50%, 4/1/2039	156,056	147,760
4.50%, 7/1/2039	11,387	10,781
4.50%, 9/1/2039	34,272	32,450
4.50%, 12/1/2039	6,643	6,290
4.50%, 4/1/2040	173,190	163,538
4.50%, 10/1/2040	84,432	79,727
4.50%, 11/1/2040	68,012	64,222
4.50% 2/1/2041	198,405	187,259
4.50%, 5/1/2041	102,338	96,634
4.50%, 1/1/2042	384,629	363,020
4.50%, 9/1/2043	83,303	78,317
4.50% 12/1/2043	248,636	233,759
4.50%, 1/1/2044	31,109	29,250
4.50%, 2/1/2044	79,850	75,079
4.50% 6/1/2044	210,432	198,175
4.50%, 3/1/2046	395,956	373,889
4.50%, 9/1/2047	83,617	78,184
4.50%, 11/1/2047	680,095	635,909
4.50%, 1/1/2048	80,875	75,620
4.50%, 2/1/2048	2,160,178	2,020,398
4.50% 4/1/2048	3,745,040	3,533,357
4.50%, 6/1/2048	2,204,585	2,061,352
4.50% 8/1/2048	1,475,620	1,378,714
4.50%, 11/1/2048	1,210,191	1,130,698
4.50%, 12/1/2048	342,764	320,249
4.50% 1/1/2049	749,357	700,134
4.50%, 5/1/2049	715,575	668,572
4.50%, 3/1/2050	1,865,924	1,737,673
4.50%, 9/1/2050	3,407,523	3,183,696
4.50%, 8/1/2052	15,926,706	14,619,635
4.50%, 2/1/2053	2,370,883	2,180,354
5.00%, 5/1/2024	2,288	2,271
5.00%, 11/1/2033	728	712
5.00%, 5/1/2034	21,707	21,238
5.00%, 7/1/2034	4,181	4,091
5.00%, 2/1/2035	13,025	12,744

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2035	$179,376	$175,517
5.00%, 7/1/2040	65,469	63,711
5.00%, 1/1/2042	272,110	264,804
5.00%, 3/1/2042	202,808	197,362
5.00%, 12/1/2043	51,423	50,163
5.00%, 7/1/2044	210,195	204,121
5.00%, 6/1/2048	294,405	282,555
5.00%, 9/1/2048	749,112	718,959
5.00%, 8/1/2049	524,800	503,675
5.00%, 10/1/2049	674,687	647,489
5.00%, 10/1/2052	1,768,060	1,673,779
5.00%, 4/1/2053	982,468	928,597
5.00%, 6/1/2053	8,622,276	8,132,402
5.00%, 10/1/2053	3,200,000	3,018,192
5.50% 10/1/2034	20,231	20,145
5.50%, 2/1/2035	42,577	42,396
5.50%, 7/1/2035	76,151	75,864
5.50%, 4/1/2036	37,309	37,168
5.50% 6/1/2038	24,639	24,691
5.50%, 12/1/2038	94,927	94,981
5.50%, 12/1/2039	132,171	132,451
5.50%, 9/1/2040	11,077	11,100
5.50%, 7/1/2041	142,243	142,219
5.50%, 5/1/2044	1,820,184	1,813,318
5.50%, 12/1/2052	1,808,003	1,756,074
5.50%, 2/1/2053	1,775,998	1,726,295
5.50%, 5/1/2053	7,706,707	7,446,235
5.50%, 7/1/2053	1,975,725	1,921,253
5.50%, 9/1/2053	9,959,597	9,622,981
5.50%, 10/1/2053	9,550,000	9,227,228
5.63%, 7/15/2037	622,000	664,035
6.00%, 7/1/2029	1,896	1,894
6.00%, 8/1/2029	386	385
6.00%, 2/1/2037	72,440	74,832
6.00%, 6/1/2037	39,277	40,578
6.00%, 10/1/2039	109,439	113,063
6.00%, 4/1/2040	143,696	148,452
6.00%, 1/1/2053	2,496,353	2,463,644
6.00%, 2/1/2053	5,083,524	5,016,915
6.00%, 5/1/2053	4,269,394	4,213,398
6.00%, 8/1/2053	2,479,277	2,446,760
6.25%, 5/15/2029	530,000	569,384
6.50%, 9/1/2031	7,327	7,534
6.50%, 7/1/2032	2,358	2,431
6.50%, 7/1/2036	8,087	8,426
6.50%, 10/1/2037	7,552	7,874
6.50%, 7/1/2053	2,463,275	2,474,594
6.63%, 11/15/2030	2,212,000	2,447,910
7.00%, 9/1/2029	6,533	6,716
7.00%, 9/1/2031	47	48
7.00%, 10/1/2031	64	66
7.00%, 10/1/2032	641	667
7.13%, 1/15/2030	1,012,000	1,137,468
7.25%, 5/15/2030	927,000	1,054,036
7.50%, 3/1/2031	121	127
Security Description	Principal Amount	Value
7.50%, 7/1/2031	$130	$130
7.50% 8/1/2031	3,257	3,333
7.50%, 9/1/2031	8,296	8,312
COR, 2.50%, 3/1/2037	1,199,162	1,056,494
2.00%, 10/1/2051	20,851,633	15,887,449
Federal National Mortgage Association-Aces:
Series 2016-M4, Class AL, 3.27%, 1/25/2039	74,486	72,065
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	379,258	350,108
Series 2017-M14, Class A2, 2.96%, 11/25/2027 (c)	558,194	511,429
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	476,628	444,321
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	686,500	630,661
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	752,285	703,523
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,927,931	1,673,314
Series 2019-M22, Class A2, 2.52%, 8/25/2029	536,208	466,107
Series 2019-M5, Class A2, 3.27%, 2/25/2029	488,524	447,274
Series 2019-M9, Class A2, 2.94%, 6/25/2029	638,949	574,612
Series 2020-M14, Class A2, 1.78%, 5/25/2030	487,903	399,608
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,211,838
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	155,206
Series 2020-M8, Class A2, 1.82%, 2/25/2030	951,724	789,477
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	1,455,000	1,116,464
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	350,000	270,814
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (c)	800,000	615,210
Series 2017-M15, Class ATS2, VRN, 3.20%, 11/25/2027 (c)	596,514	554,950
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (c)	90,993	83,988

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	$750,000	$563,035
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	47,272
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,721,244
Government National Mortgage Association:
2.00%, 12/20/2050	5,045,564	4,005,470
2.00%, 1/20/2051	15,902,922	12,598,249
2.00%, 2/20/2051	181,318	143,574
2.00%, 4/20/2051	10,091,180	7,991,712
2.00%, 5/20/2051	10,626,714	8,422,367
2.00%, 6/20/2051	11,487,237	9,092,162
2.00%, 9/20/2051	10,511,987	8,304,223
2.00%, 12/20/2051	11,647,936	9,211,602
2.00%, 1/20/2052	10,834,352	8,556,409
2.00%, 4/20/2052	7,469,672	5,897,466
2.50%, 2/20/2043	988,969	825,903
2.50%, 12/20/2049	599,005	494,180
2.50%, 7/20/2050	2,402,402	1,977,077
2.50%, 8/20/2050	4,629,616	3,808,696
2.50%, 10/20/2050	7,263,554	5,964,010
2.50%, 1/20/2051	2,325,979	1,910,308
2.50%, 3/20/2051	152,310	124,983
2.50%, 4/20/2051	10,732,550	8,803,968
2.50%, 6/20/2051	192,254	157,425
2.50%, 7/20/2051	11,981,466	9,806,262
2.50%, 8/20/2051	7,729,268	6,318,956
2.50%, 9/20/2051	14,532,627	11,881,406
2.50%, 10/20/2051	10,785,827	8,829,687
2.50%, 11/20/2051	13,141,738	10,754,672
2.50%, 12/20/2051	194,963	159,334
2.50%, 3/20/2052	1,903,329	1,554,872
2.50%, 4/20/2052	5,196,643	4,249,107
2.50%, 5/20/2052	4,554,249	3,723,845
3.00%, 10/20/2042	2,031,747	1,762,666
3.00% 12/15/2042	355,517	307,385
3.00% 12/20/2042	539,618	466,644
3.00%, 2/20/2043	576,184	496,634
3.00%, 3/15/2043	64,722	55,922
3.00%, 4/15/2043	124,461	107,538
3.00%, 4/20/2043	434,531	376,854
3.00%, 6/20/2043	294,809	255,679
3.00%, 11/20/2044	291,866	252,617
3.00%, 12/20/2044	109,037	94,374
3.00%, 3/20/2045	113,592	98,026
3.00%, 4/20/2045	182,481	157,474
3.00%, 6/15/2045	45,915	39,181
3.00%, 8/15/2045	58,495	49,916
3.00%, 8/20/2045	308,256	266,014
3.00%, 1/20/2046	152,755	131,822
3.00%, 2/20/2046	2,368,672	2,054,271
Security Description	Principal Amount	Value
3.00%, 4/20/2046	$269,393	$232,131
3.00%, 5/20/2046	611,493	528,548
3.00%, 6/20/2046	1,740,325	1,501,677
3.00%, 9/20/2046	549,398	473,406
3.00%, 10/20/2046	1,966,279	1,694,307
3.00%, 11/20/2046	314,830	271,283
3.00%, 1/20/2047	554,791	478,053
3.00%, 6/20/2047	185,692	159,814
3.00%, 7/20/2047	1,564,576	1,346,538
3.00%, 10/20/2047	1,073,391	923,805
3.00%, 11/20/2047	694,570	597,775
3.00%, 12/20/2047	644,440	554,632
3.00%, 1/20/2048	573,418	493,507
3.00%, 2/20/2048	663,090	570,682
3.00%, 3/20/2048	2,534,650	2,181,424
3.00%, 11/20/2049	4,069,006	3,483,587
3.00%, 12/20/2049	1,164,629	997,071
3.00%, 2/20/2050	960,040	821,384
3.00%, 6/20/2050	5,295,551	4,524,252
3.00%, 7/20/2050	7,877,637	6,727,828
3.00%, 12/20/2050	4,878,505	4,161,935
3.00%, 8/20/2051	8,297,770	7,050,008
3.00%, 12/20/2051	6,991,730	5,931,734
3.00%, 3/20/2052	2,406,167	2,038,778
3.00%, 4/20/2052	5,731,943	4,856,752
3.50%, 12/20/2041	475,366	426,224
3.50%, 2/15/2042	261,848	234,075
3.50%, 3/15/2042	29,754	26,598
3.50%, 6/20/2042	256,026	229,552
3.50%, 10/20/2042	60,201	53,976
3.50%, 1/20/2043	1,112,118	997,121
3.50%, 4/15/2043	64,688	57,791
3.50%, 4/20/2043	267,853	240,156
3.50%, 7/20/2043	733,958	658,087
3.50%, 10/20/2043	125,084	112,153
3.50%, 12/20/2043	49,613	44,484
3.50%, 1/15/2044	45,896	41,003
3.50%, 1/20/2044	100,466	90,080
3.50%, 3/20/2044	97,492	87,414
3.50%, 6/20/2044	3,841,749	3,433,081
3.50%, 9/20/2044	1,403,785	1,254,457
3.50%, 10/20/2044	169,403	151,383
3.50%, 12/20/2044	123,665	110,510
3.50%, 2/20/2045	93,566	83,613
3.50%, 3/20/2045	107,592	96,080
3.50% 4/20/2045	708,512	630,142
3.50%, 6/20/2045	644,159	575,236
3.50%, 10/20/2045	2,684,562	2,397,323
3.50%, 11/20/2045	64,759	57,830
3.50%, 1/20/2046	816,882	729,479
3.50%, 3/20/2046	512,933	458,051
3.50%, 4/20/2046	2,922,841	2,602,169
3.50%, 5/20/2046	449,682	400,347
3.50%, 10/20/2046	280,265	249,516
3.50%, 11/20/2046	1,729,651	1,539,887

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/20/2047	$1,288,468	$1,147,107
3.50%, 3/20/2047	261,666	231,956
3.50%, 5/20/2047	260,131	230,595
3.50%, 6/20/2047	155,173	137,554
3.50%, 8/20/2047	229,763	203,675
3.50%, 9/20/2047	232,090	205,738
3.50%, 10/20/2047	195,821	173,940
3.50%, 11/20/2047	787,526	698,108
3.50%, 12/20/2047	3,006,474	2,665,109
3.50%, 1/20/2048	3,620,025	3,208,996
3.50%, 2/20/2048	946,650	839,165
3.50%, 3/20/2048	1,613,424	1,430,231
3.50%, 4/20/2048	951,793	843,723
3.50%, 6/20/2048	570,689	505,891
3.50%, 2/20/2049	231,742	205,405
3.50%, 5/20/2049	158,521	140,637
3.50%, 7/20/2049	52,021	46,138
3.50%, 9/20/2049	768,081	680,907
3.50%, 12/20/2049	327,236	290,008
3.50%, 3/20/2050	2,226,022	1,972,779
3.50%, 10/20/2050	1,409,777	1,249,584
3.50%, 2/20/2051	1,796,334	1,591,491
3.50%, 3/20/2051	357,209	316,475
3.50%, 6/20/2052	3,110,867	2,723,381
3.50%, 7/20/2052	3,129,163	2,739,398
3.50%, 10/20/2052	1,961,987	1,717,604
3.50%, 12/20/2052	6,197,416	5,425,472
4.00%, 4/15/2040	225,022	207,621
4.00%, 6/15/2040	14,354	13,244
4.00%, 7/15/2040	1,797	1,658
4.00%, 10/15/2040	13,291	12,264
4.00% 11/15/2040	94,011	86,742
4.00%, 11/15/2041	52,117	48,077
4.00%, 3/20/2044	35,108	32,272
4.00%, 4/20/2044	181,681	167,008
4.00%, 6/20/2044	172,033	158,139
4.00%, 8/20/2044	182,659	167,906
4.00%, 9/20/2044	147,859	135,917
4.00%, 10/20/2044	213,944	196,664
4.00%, 12/20/2044	188,701	173,460
4.00%, 2/20/2045	136,379	125,364
4.00%, 5/15/2045	101,393	92,658
4.00%, 7/20/2045	866,192	795,681
4.00%, 8/20/2045	107,741	98,970
4.00%, 9/20/2045	1,977,264	1,816,307
4.00%, 10/20/2045	156,271	143,550
4.00%, 11/20/2045	604,955	555,710
4.00%, 4/20/2046	95,476	87,704
4.00%, 5/20/2046	35,780	32,867
4.00%, 10/20/2046	67,996	62,199
4.00%, 2/20/2047	24,503	22,414
4.00%, 3/20/2047	269,003	246,070
4.00%, 4/20/2047	103,185	94,298
4.00%, 6/20/2047	754,498	689,516
4.00%, 7/20/2047	201,708	184,336
Security Description	Principal Amount	Value
4.00%, 8/20/2047	$339,484	$310,246
4.00%, 9/20/2047	136,258	124,523
4.00%, 2/20/2048	1,002,312	915,987
4.00%, 3/20/2048	766,343	700,341
4.00%, 4/20/2048	2,710,048	2,473,237
4.00%, 6/20/2048	347,937	317,533
4.00%, 7/20/2048	221,801	202,420
4.00%, 8/20/2048	1,417,135	1,293,302
4.00%, 9/20/2048	376,313	343,429
4.00%, 5/20/2049	535,177	488,085
4.00%, 7/20/2049	2,272,386	2,072,433
4.00%, 5/20/2050	1,070,323	976,143
4.00%, 9/20/2052	4,305,310	3,876,315
4.00%, 10/20/2052	5,776,824	5,201,203
4.00%, 11/20/2052	3,423,912	3,082,742
4.50%, 3/15/2038	350	331
4.50%, 4/15/2039	1,248	1,181
4.50% 6/15/2039	54,046	51,161
4.50% 7/15/2039	40,214	38,068
4.50%, 2/15/2040	27,751	26,270
4.50%, 4/15/2040	177,663	168,174
4.50% 6/15/2040	106,203	100,532
4.50%, 8/15/2040	1,599	1,513
4.50%, 2/15/2041	18,504	17,515
4.50%, 3/15/2041	62,908	59,548
4.50%, 6/15/2041	46,754	44,256
4.50%, 9/20/2041	57,978	55,043
4.50%, 12/15/2041	26,214	24,813
4.50%, 1/15/2042	42,049	39,805
4.50%, 10/20/2043	33,669	31,806
4.50%, 4/20/2044	89,626	84,665
4.50%, 6/20/2044	76,865	72,611
4.50%, 11/20/2044	186,652	176,274
4.50%, 12/20/2044	59,973	56,639
4.50%, 7/20/2045	1,088,610	1,028,086
4.50%, 8/20/2045	92,569	87,422
4.50%, 9/20/2045	46,169	43,602
4.50%, 10/20/2045	173,637	163,983
4.50%, 4/20/2046	92,098	86,977
4.50%, 9/20/2047	68,128	63,894
4.50%, 11/20/2047	306,401	287,356
4.50%, 12/20/2047	262,577	246,256
4.50%, 1/20/2048	226,605	212,520
4.50%, 6/20/2048	546,562	512,033
4.50%, 7/20/2048	308,619	289,122
4.50%, 8/20/2048	912,623	854,969
4.50%, 10/20/2048	449,876	421,455
4.50%, 1/20/2049	835,266	782,499
4.50%, 7/20/2049	823,735	771,696
4.50%, 10/20/2052	2,090,303	1,932,035
4.50%, 12/20/2052	7,789,537	7,199,747
4.50%, 1/20/2053	3,174,617	2,934,248
4.50%, 3/20/2053	3,477,118	3,213,845
4.50%, 6/20/2053	3,252,881	3,002,584
5.00% 12/15/2038	65,455	64,226

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00% 4/15/2039	$129,394	$126,980
5.00% 5/15/2039	21,937	21,523
5.00%, 11/20/2041	350,045	342,585
5.00%, 5/20/2044	64,757	63,377
5.00%, 11/20/2044	60,670	59,378
5.00%, 1/20/2048	320,936	309,387
5.00%, 5/20/2048	342,575	330,188
5.00%, 7/20/2048	43,976	42,386
5.00%, 9/20/2048	240,375	231,621
5.00%, 11/20/2048	235,988	227,394
5.00%, 1/20/2049	557,480	537,179
5.00%, 7/20/2049	107,172	103,297
5.00%, 5/20/2053	7,955,503	7,535,230
5.00%, 7/20/2053	9,246,531	8,758,056
5.50%, 6/15/2033	10,635	10,714
5.50%, 4/15/2037	762	772
5.50%, 6/15/2038	131,459	132,995
5.50%, 7/15/2038	83,215	84,323
5.50%, 8/15/2038	13,104	13,280
5.50%, 2/15/2039	19,493	19,760
5.50%, 5/20/2044	94,809	95,094
5.50%, 5/20/2053	5,921,720	5,744,508
5.50%, 7/20/2053	5,276,375	5,118,475
5.50%, 8/20/2053	2,345,104	2,274,925
6.00%, 10/15/2032	13,916	14,124
6.00% 11/15/2032	4,881	4,945
6.00%, 9/15/2034	12,515	12,712
6.00%, 10/15/2036	151	155
6.00%, 8/15/2037	13,819	14,224
6.00%, 1/15/2038	8,837	9,068
6.00%, 4/15/2038	27,784	28,715
6.00%, 6/15/2041	49,715	51,287
6.00%, 12/20/2052	2,430,279	2,409,340
6.00%, 1/20/2053	1,447,652	1,435,179
6.50%, 7/15/2031	18,650	19,227
6.50%, 8/15/2031	2,327	2,360
7.00%, 12/15/2023	6	6
7.00%, 2/15/2028	790	798
7.00%, 6/15/2028	2,092	2,096
7.50%, 4/15/2024	79	79
7.50%, 1/15/2027	1,064	1,065
7.50%, 3/15/2027	172	173
7.50% 4/15/2027	3,459	3,477
7.50%, 7/15/2027	6,269	6,302
7.50%, 9/15/2027	3,168	3,186
7.50% 12/15/2027	1,652	1,658
7.50%, 10/15/2029	527	536
9.00%, 2/15/2025	71	71
Government National Mortgage Association, TBA:
TBA, 2.00%, 10/20/2053	2,175,000	1,717,550
TBA, 3.00%, 10/20/2053	3,850,000	3,261,886
TBA, 3.50%, 10/20/2053	400,000	350,205
TBA, 4.00%, 10/20/2053	5,000,000	4,502,315
TBA, 4.50%, 10/20/2053	2,725,000	2,516,284
Security Description	Principal Amount	Value
TBA, 5.00%, 10/20/2053	$7,050,000	$6,678,853
TBA, 5.50%, 10/20/2053	5,375,000	5,214,255
TBA, 6.00%, 10/20/2053	7,150,000	7,083,605
TBA, 6.50%, 10/20/2053	6,125,000	6,160,096
Tennessee Valley Authority:
0.75%, 5/15/2025	264,000	245,309
3.88%, 3/15/2028	100,000	96,451
5.25%, 9/15/2039	1,746,000	1,709,020
5.88%, 4/1/2036	128,000	136,349
7.13%, 5/1/2030	66,000	73,655
Series B, 4.70%, 7/15/2033	1,336,000	1,297,416
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 10/1/2053	7,100,000	5,395,354
TBA, 2.50%, 10/1/2052	3,450,000	2,736,940
TBA, 3.00%, 10/1/2037	650,000	587,720
TBA, 3.00%, 10/1/2053	6,350,000	5,250,764
TBA, 3.50%, 10/1/2037	1,225,000	1,131,824
TBA, 3.50%, 10/1/2053	5,900,000	5,070,442
TBA, 4.00%, 10/1/2038	950,000	896,078
TBA, 4.00%, 10/1/2053	3,700,000	3,293,803
TBA, 4.50%, 10/1/2038	1,975,000	1,892,725
TBA, 4.50%, 10/1/2052	4,975,000	4,565,861
TBA, 5.00%, 10/1/2038	1,500,000	1,460,753
TBA, 5.00%, 10/1/2053	8,800,000	8,298,972
TBA, 5.50%, 10/1/2038	875,000	865,180
TBA, 5.50%, 10/1/2053	10,800,000	10,434,193
TBA, 6.00%, 10/1/2053	11,700,000	11,545,560
TBA, 6.50%, 10/1/2053	8,300,000	8,337,599
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,174,484,863)		1,849,427,801
U.S. TREASURY OBLIGATIONS — 40.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	5,681,672
1.13%, 8/15/2040	13,150,000	7,472,898
1.38%, 11/15/2040	16,092,200	9,519,542
1.38%, 8/15/2050	9,301,200	4,541,602
1.63%, 11/15/2050	18,131,600	9,499,259
1.75%, 8/15/2041	24,398,700	15,195,815
1.88%, 2/15/2041	13,924,300	8,983,349
1.88%, 2/15/2051	17,956,000	10,069,388
1.88%, 11/15/2051	17,992,000	10,036,163
2.00%, 11/15/2041	18,850,000	12,234,828
2.00%, 2/15/2050	10,921,900	6,375,659
2.00%, 8/15/2051	17,427,100	10,061,427
2.25%, 5/15/2041	36,095,400	24,764,828
2.25%, 8/15/2049	3,200,000	1,992,000
2.25%, 2/15/2052	16,898,900	10,376,981
2.38%, 11/15/2049	3,267,000	2,091,390
2.38%, 5/15/2051	19,722,600	12,514,606
2.50%, 2/15/2045	3,699,000	2,511,852
2.50%, 2/15/2046	3,681,800	2,470,258

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 11/15/2042	$15,508,800	$11,316,578
2.75%, 11/15/2047	12,200,000	8,505,688
2.88%, 5/15/2043	1,720,000	1,274,144
2.88%, 8/15/2045	3,740,000	2,708,578
2.88%, 11/15/2046	5,109,700	3,669,403
2.88%, 5/15/2049	12,792,200	9,128,434
2.88%, 5/15/2052	16,715,500	11,857,558
3.00%, 11/15/2045	2,920,200	2,159,579
3.00%, 2/15/2047	1,100,000	807,641
3.00%, 5/15/2047	10,795,000	7,919,145
3.00%, 2/15/2048	5,774,900	4,226,505
3.00%, 8/15/2048	16,375,000	11,971,660
3.00%, 2/15/2049	11,486,100	8,399,211
3.00%, 8/15/2052	20,875,000	15,219,180
3.13%, 11/15/2041	2,518,000	1,979,384
3.13%, 2/15/2043	1,279,400	990,336
3.13%, 8/15/2044	2,078,000	1,588,047
3.13%, 5/15/2048	18,150,000	13,598,320
3.25%, 5/15/2042	22,000,000	17,541,563
3.38%, 8/15/2042	25,745,000	20,877,586
3.38%, 5/15/2044	2,759,200	2,201,755
3.38%, 11/15/2048	2,500,200	1,961,876
3.50%, 2/15/2039	700,000	604,516
3.63%, 8/15/2043	4,258,200	3,552,270
3.63%, 2/15/2053	27,907,000	23,097,403
3.63%, 5/15/2053	26,835,000	22,226,927
3.75%, 8/15/2041	150,000	129,773
3.75%, 11/15/2043	3,790,600	3,216,679
3.88%, 8/15/2040	150,000	133,125
3.88%, 2/15/2043	35,500,000	30,912,734
3.88%, 5/15/2043	14,176,000	12,328,690
4.00%, 11/15/2042	19,701,900	17,497,750
4.00%, 11/15/2052	20,564,100	18,234,573
4.13%, 8/15/2053	11,600,000	10,530,625
4.25%, 11/15/2040	975,000	906,445
4.38%, 2/15/2038	2,235,000	2,165,156
4.38%, 11/15/2039	375,000	356,836
4.38%, 8/15/2043 (b)	10,674,000	9,963,512
4.63%, 2/15/2040	41,570,000	40,699,628
4.75%, 2/15/2037	546,000	555,128
5.25%, 11/15/2028	262,000	268,673
5.25%, 2/15/2029	250,000	256,230
5.38%, 2/15/2031	1,160,000	1,213,469
5.50%, 8/15/2028	452,000	467,749
6.50%, 11/15/2026 (b)	1,054,000	1,102,089
U.S. Treasury Notes:
0.25%, 5/31/2025	7,625,000	7,029,893
0.25%, 6/30/2025	5,675,000	5,214,793
0.25%, 7/31/2025	10,485,000	9,599,099
0.25%, 8/31/2025	8,723,000	7,957,693
0.38%, 4/30/2025	13,950,000	12,931,541
0.38%, 11/30/2025	6,850,000	6,205,672
0.38%, 12/31/2025	18,831,000	17,021,459
0.38%, 1/31/2026	16,150,000	14,536,262
0.38%, 9/30/2027	18,950,000	15,996,465
Security Description	Principal Amount	Value
0.50%, 4/30/2027	$5,322,000	$4,588,562
0.50%, 6/30/2027	15,750,000	13,492,090
0.50%, 8/31/2027	925,000	787,262
0.50%, 10/31/2027	9,100,000	7,698,031
0.63%, 10/15/2024	4,750,000	4,520,664
0.63%, 7/31/2026	15,600,000	13,885,219
0.63%, 12/31/2027	3,900,000	3,297,938
0.63%, 5/15/2030	485,000	375,345
0.63%, 8/15/2030	23,150,000	17,767,625
0.75%, 11/15/2024	11,300,000	10,731,027
0.75%, 3/31/2026	24,301,000	21,971,521
0.75%, 4/30/2026	22,500,000	20,265,820
0.75%, 5/31/2026	13,000,000	11,672,578
0.75%, 8/31/2026	26,450,000	23,554,965
0.75%, 1/31/2028	20,225,000	17,148,588
0.88%, 6/30/2026	19,920,000	17,923,331
0.88%, 9/30/2026	750,000	669,258
1.00%, 12/15/2024	14,300,000	13,576,621
1.13%, 1/15/2025	21,750,000	20,615,771
1.13%, 10/31/2026	4,000,000	3,583,750
1.13%, 2/28/2027	9,225,000	8,187,908
1.13%, 2/29/2028	12,350,000	10,625,824
1.13%, 8/31/2028	36,098,000	30,570,494
1.13%, 2/15/2031	28,400,000	22,396,063
1.25%, 12/31/2026	17,250,000	15,450,879
1.25%, 3/31/2028	20,200,000	17,435,125
1.25%, 4/30/2028	14,000,000	12,053,125
1.25%, 5/31/2028	7,750,000	6,655,313
1.25%, 6/30/2028	13,617,000	11,660,620
1.25%, 8/15/2031	16,900,000	13,208,406
1.38%, 1/31/2025	15,435,000	14,654,809
1.38%, 8/31/2026	3,000,000	2,721,797
1.38%, 12/31/2028	2,350,000	1,995,664
1.50%, 11/30/2024	11,300,000	10,809,156
1.50%, 2/15/2025	23,294,000	22,122,021
1.50%, 8/15/2026	3,222,000	2,937,306
1.50%, 1/31/2027	13,400,000	12,065,234
1.63%, 5/15/2026	1,300,000	1,196,609
1.63%, 10/31/2026	11,125,000	10,122,012
1.63%, 11/30/2026	11,700,000	10,622,320
1.63%, 8/15/2029	12,327,000	10,460,615
1.63%, 5/15/2031	26,006,000	21,109,558
1.75%, 12/31/2024	3,840,000	3,673,500
1.75%, 3/15/2025	13,300,000	12,645,910
1.75%, 12/31/2026	8,150,000	7,417,773
1.75%, 1/31/2029	23,300,000	20,138,117
1.75%, 11/15/2029	1,380,000	1,173,647
1.88%, 6/30/2026	10,500,000	9,713,320
1.88%, 2/28/2027	27,052,000	24,621,547
1.88%, 2/28/2029	46,270,000	40,182,603
1.88%, 2/15/2032	28,600,000	23,228,563
2.00%, 2/15/2025	5,350,000	5,116,146
2.00%, 11/15/2026	5,000,000	4,598,828
2.13%, 11/30/2024	6,680,000	6,434,458
2.13%, 5/31/2026	11,415,000	10,639,137

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 11/15/2024	$9,144,000	$8,830,747
2.25%, 12/31/2024	11,950,000	11,505,143
2.25%, 3/31/2026	550,000	516,055
2.25%, 8/15/2027	6,600,000	6,031,266
2.25%, 11/15/2027	19,050,000	17,325,082
2.38%, 4/30/2026	13,300,000	12,494,727
2.38%, 5/15/2027	13,610,000	12,552,035
2.38%, 3/31/2029	10,000,000	8,903,125
2.38%, 5/15/2029	8,750,000	7,774,512
2.50%, 1/31/2025	10,919,000	10,522,760
2.50%, 2/28/2026	14,438,000	13,651,806
2.50%, 3/31/2027	15,900,000	14,768,367
2.63%, 4/15/2025	17,950,000	17,261,449
2.63%, 12/31/2025	10,640,000	10,111,325
2.63%, 5/31/2027	13,709,000	12,745,086
2.63%, 7/31/2029	11,500,000	10,319,453
2.75%, 5/15/2025	17,275,000	16,616,391
2.75%, 4/30/2027	14,100,000	13,184,602
2.75%, 7/31/2027 (b)	17,600,000	16,394,125
2.75%, 5/31/2029	19,500,000	17,667,305
2.75%, 8/15/2032	22,950,000	19,873,266
2.88%, 6/15/2025	13,950,000	13,427,965
2.88%, 11/30/2025	6,565,000	6,279,833
2.88%, 5/15/2028	500,000	463,320
2.88%, 4/30/2029	11,100,000	10,135,688
2.88%, 5/15/2032	24,790,000	21,760,972
3.00%, 7/15/2025	19,500,000	18,789,316
3.00%, 9/30/2025	4,966,000	4,772,792
3.13%, 8/15/2025	17,600,000	16,977,813
3.13%, 8/31/2027	21,025,000	19,843,986
3.13%, 11/15/2028	6,500,000	6,051,602
3.13%, 8/31/2029	10,000,000	9,216,406
3.25%, 6/30/2027	17,500,000	16,626,367
3.25%, 6/30/2029	10,250,000	9,525,293
3.38%, 5/15/2033 (b)	27,762,000	25,181,002
3.50%, 9/15/2025	14,950,000	14,510,260
3.50%, 1/31/2028	25,320,000	24,172,687
3.50%, 4/30/2028	21,900,000	20,873,438
3.50%, 1/31/2030	23,100,000	21,652,641
3.50%, 4/30/2030	10,525,000	9,850,742
3.50%, 2/15/2033	26,780,000	24,574,834
3.63%, 5/15/2026	12,094,000	11,722,676
3.63%, 3/31/2028	33,343,000	31,967,601
3.63%, 5/31/2028	11,500,000	11,022,031
3.63%, 3/31/2030	15,395,000	14,524,220
3.75%, 4/15/2026	20,161,000	19,606,573
3.75%, 5/31/2030	31,400,000	29,810,375
3.75%, 6/30/2030	15,725,000	14,924,008
3.88%, 3/31/2025 (b)	36,500,000	35,771,426
3.88%, 4/30/2025	20,850,000	20,422,412
3.88%, 1/15/2026 (b)	18,426,000	17,989,822
3.88%, 11/30/2027	22,288,000	21,605,430
3.88%, 12/31/2027	22,300,000	21,617,063
3.88%, 9/30/2029	15,750,000	15,110,156
3.88%, 11/30/2029	24,215,000	23,210,456
Security Description	Principal Amount	Value
3.88%, 12/31/2029	$22,600,000	$21,651,859
3.88%, 8/15/2033	22,500,000	21,258,984
4.00%, 12/15/2025	15,475,000	15,152,201
4.00%, 2/15/2026	26,850,000	26,279,437
4.00%, 2/29/2028	29,725,000	28,956,330
4.00%, 6/30/2028	15,645,000	15,226,985
4.00%, 10/31/2029	17,500,000	16,895,703
4.00%, 2/28/2030	20,250,000	19,528,594
4.00%, 7/31/2030	14,900,000	14,352,891
4.13%, 1/31/2025	20,500,000	20,181,289
4.13%, 6/15/2026	12,037,000	11,812,247
4.13%, 9/30/2027	17,650,000	17,281,832
4.13%, 10/31/2027	16,190,000	15,847,227
4.13%, 7/31/2028	19,550,000	19,126,926
4.13%, 8/31/2030 (b)	16,300,000	15,816,094
4.13%, 11/15/2032	24,024,000	23,171,899
4.25%, 12/31/2024	25,918,000	25,563,652
4.25%, 5/31/2025 (b)	30,850,000	30,388,455
4.25%, 10/15/2025	13,800,000	13,583,297
4.38%, 10/31/2024	15,006,000	14,836,010
4.38%, 8/15/2026	8,650,000	8,542,551
4.38%, 8/31/2028	9,950,000	9,850,500
4.50%, 11/30/2024 (b)	23,450,000	23,210,004
4.50%, 11/15/2025	15,762,000	15,594,529
4.50%, 7/15/2026	10,000,000	9,907,031
4.63%, 2/28/2025	22,425,000	22,219,145
4.63%, 6/30/2025	14,204,000	14,081,380
4.63%, 3/15/2026	18,100,000	17,972,734
4.63%, 9/15/2026	10,000,000	9,950,781
4.63%, 9/30/2030	3,500,000	3,501,761
4.75%, 7/31/2025	19,900,000	19,766,297
5.00%, 8/31/2025 (b)	10,350,000	10,328,977
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,021,876,210)		2,684,856,353
MUNICIPAL BONDS & NOTES — 0.7%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	181,012
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	735,000	469,318
Series F-2, 6.26%, 4/1/2049	235,000	251,331
Series S1, 7.04%, 4/1/2050	280,000	324,951
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	108,599
Series B, 2.94%, 11/1/2052	625,000	386,796
Series B, 2.98%, 11/1/2051	285,000	180,804
Series B, 3.90%, 11/1/2047	100,000	78,113

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, AGM, 4.24%, 5/15/2048 (g)	$250,000	$200,853
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	196,816
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	214,053
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	183,748
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	230,000	180,921
Series A, 3.12%, 6/1/2038	650,000	476,722
Series A-1, 4.21%, 6/1/2050	200,000	136,043
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	395,000	342,224
1.81%, 8/1/2030	360,000	293,333
2.11%, 8/1/2032	350,000	273,972
Los Angeles Department of Water & Power Revenue, CA:
5.72%, 7/1/2039	425,000	424,659
6.57%, 7/1/2045	150,000	165,782
6.60%, 7/1/2050	260,000	294,489
Los Angeles Unified School District, General Obligation, CA:
5.75%, 7/1/2034	165,000	166,329
5.76%, 7/1/2029	200,000	201,184
Series RY, 6.76%, 7/1/2034	395,000	426,901
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	150,000	95,166
Series N, 3.26%, 5/15/2060	150,000	94,055
Series N, 3.71%, 5/15/2120	150,000	92,991
Series H, 6.55%, 5/15/2048	310,000	334,027
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	346,376
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	294,495
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, AGM, 3.49%, 1/15/2050 (g)	200,000	141,199
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	266,877
Security Description	Principal Amount	Value
2.50%, 10/1/2029	$200,000	$172,270
Series B, 2.65%, 4/1/2026	370,000	348,012
Series A, 3.05%, 4/1/2029	265,000	239,481
3.38%, 4/1/2025	465,000	451,511
3.50%, 4/1/2028	400,000	375,600
4.50%, 4/1/2033	315,000	293,912
4.60%, 4/1/2038	540,000	484,327
5.13%, 3/1/2038	100,000	94,085
7.35%, 11/1/2039	120,000	136,641
7.50%, 4/1/2034	320,000	369,130
7.55%, 4/1/2039	302,000	355,334
7.63%, 3/1/2040	160,000	187,553
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	321,374
Series BG, 1.61%, 5/15/2030	240,000	193,119
Series AX, 3.06%, 7/1/2025	330,000	318,004
Series BD, 3.35%, 7/1/2029	680,000	622,839
Series AQ, 4.77%, 5/15/2115	75,000	60,562
Series AD, 4.86%, 5/15/2112	650,000	534,933
5.77%, 5/15/2043	245,000	245,439
		13,447,253
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	98,166
DISTRICT OF COLUMBIA — 0.0% (a)
District of Columbia Revenue, DC Series E, 5.59%, 12/1/2034	250,000	250,013
FLORIDA — 0.1%
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	267,634
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	523,420
County of Miami-Dade Water & Sewer System Revenue, FL Series C, 3.49%, 10/1/2042	290,000	223,407
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	390,000	362,045
Series A, 1.71%, 7/1/2027	685,000	597,780
Series A, 2.15%, 7/1/2030	150,000	120,135
		2,094,421
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	188,212
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	166,000	176,401
6.66%, 4/1/2057	213,000	226,540

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 7.06%, 4/1/2057	$415,000	$406,147
		997,300
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	55,796
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	426,947
Series B, 6.40%, 1/1/2040	400,000	425,367
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	325,000	353,235
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	164,890
City of Chicago, General Obligation, IL Series B, 7.75%, 1/1/2042	208,000	212,825
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	338,573
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	283,783
Series B, 3.59%, 1/1/2043	250,000	196,438
Series B, 3.82%, 1/1/2048	100,000	75,565
Series A, 4.64%, 1/1/2040	95,000	85,050
Series A, 4.79%, 1/1/2048	100,000	88,117
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,100,000	1,044,220
Series 3, 6.73%, 4/1/2035	170,769	173,797
Series 5, 7.35%, 7/1/2035	780,000	812,445
		4,681,252
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	86,751
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, BAM, 2.77%, 5/1/2051 (g)	100,000	65,719
Series H, 4.93%, 4/15/2045	90,000	81,740
		147,459
Security Description	Principal Amount	Value
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	$285,937	$275,140
Series A, Class A4, 4.48%, 8/1/2039	165,000	147,348
Series A1, 5.05%, 12/1/2034	250,000	243,274
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 2.95%, 5/1/2041	330,000	234,570
		900,332
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	253,978
Series D, 3.20%, 7/1/2050	200,000	128,621
		382,599
MASSACHUSETTS — 0.1%
Commonwealth of Massachusetts Revenue, MA Series B, 4.11%, 7/15/2031	203,414	195,755
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	125,119
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.51%, 7/1/2041	245,000	166,289
Series H, 2.90%, 9/1/2049	75,000	48,514
4.91%, 5/1/2029	135,000	132,951
Series E, 5.46%, 12/1/2039	410,000	408,359
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	246,268
Series C, 2.95%, 5/15/2043	400,000	276,711
Series B, 3.40%, 10/15/2040	145,000	110,047
		1,710,013
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	115,000	85,967
Michigan State Building Authority Revenue, MI Series B, 2.71%, 10/15/2040	300,000	209,108
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	176,707
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	24,683

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	$600,000	$411,086
Series B, 2.56%, 4/1/2050	500,000	298,933
Series C, 3.60%, 4/1/2047	395,000	315,390
		1,521,874
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	222,600
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	99,044
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	203,463
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	100,281
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	128,882
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	148,498
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guaranty Corp., 7.43%, 2/15/2029 (h)	553,000	584,058
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	249,300
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	379,070
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	105,000	76,037
Series P, 3.92%, 5/1/2119	250,000	161,799
Series H, 5.67%, 5/1/2040	205,000	202,309
		1,652,573
Security Description	Principal Amount	Value
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series A2, 5.21%, 10/1/2031	$165,000	$162,083
Series B-2, 5.26%, 10/1/2052	220,000	216,360
Series C1, 5.52%, 10/1/2037	325,000	320,162
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	365,000	313,704
6.67%, 11/15/2039	295,000	300,222
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	154,502
Series GG, 5.72%, 6/15/2042	215,000	213,819
Series AA-2, 5.75%, 6/15/2041	195,000	194,742
Series EE, 6.01%, 6/15/2042	300,000	308,338
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.51%, 8/1/2037	100,000	98,241
Series B, 5.77%, 8/1/2036	505,000	508,092
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	131,879
Series F, 5.63%, 3/15/2039	200,000	198,829
New York State Thruway Authority Revenue, NY:
Series M, 2.90%, 1/1/2035	250,000	202,412
Series M, 3.50%, 1/1/2042	370,000	283,927
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	725,000	654,094
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	159,224
3.18%, 7/15/2060	395,000	241,568
Series 215, 3.29%, 8/1/2069	700,000	431,068
4.03%, 9/1/2048	410,000	325,866
Series 201, 4.23%, 10/15/2057	125,000	98,605
4.46%, 10/1/2062	100,000	82,381
Series 192, 4.81%, 10/15/2065	150,000	132,271
4.93%, 10/1/2051	220,000	199,250
5.65%, 11/1/2040	575,000	571,211
Westchester County Local Development Corp. Revenue, NY AGM, 3.85%, 11/1/2050 (g)	180,000	119,170
		6,622,020

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	$125,000	$82,200
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 8.08%, 2/15/2050	215,000	268,984
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	60,079
Series B, 3.99%, 1/1/2029	330,000	319,383
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	322,268
		970,714
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	90,567
Series A-2, 4.85%, 2/1/2045	100,000	92,563
Series A-3, 5.09%, 2/1/2052	155,000	144,265
		327,395
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guaranty Corp., 5.68%, 6/30/2028 (h)	115,000	115,820
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	200,000	138,005
		253,825
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	176,211
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	173,784
Series D, 2.84%, 9/1/2050	250,000	160,224
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	310,382
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	110,000	108,005
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	120,601
		1,049,207
Security Description	Principal Amount	Value
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	$120,000	$115,285
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	29,847
Series A, 3.35%, 8/15/2047	275,000	199,499
Series C, 4.79%, 8/15/2046	200,000	187,159
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	573,992
Series A, 6.29%, 3/1/2032	80,000	81,990
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	130,947
Series C, 5.99%, 2/1/2039	530,000	540,534
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	109,940
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	239,684
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	235,121
Series C, 2.92%, 11/1/2050	40,000	26,934
Series A, 2.99%, 11/1/2038	310,000	241,238
Series C, 3.09%, 11/1/2040	305,000	224,442
Series A, 3.14%, 11/1/2045	100,000	70,407
Series A, 4.51%, 11/1/2051	250,000	210,874
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	335,000	221,781
North Texas Tollway Authority Revenue, TX:
Series A, 3.01%, 1/1/2043	265,000	182,077
Series B, 6.72%, 1/1/2049	75,000	84,449
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	123,348
State of Texas, General Obligation, TX:
3.21%, 4/1/2044	150,000	111,941
Series A, 4.68%, 4/1/2040	200,000	186,613
5.52%, 4/1/2039	330,000	327,746
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	300,000	225,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Texas Transportation Commission State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	$165,000	$163,011
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	200,000	128,341
2.56%, 4/1/2042	210,000	146,475
		5,004,324
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	108,149
Series A, 3.23%, 9/1/2119	360,000	207,086
		315,235
WASHINGTON — 0.0% (a)
State of Washington, General Obligation, WA Series F, 5.14%, 8/1/2040	200,000	189,299
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	427,627
TOTAL MUNICIPAL BONDS & NOTES (Cost $51,310,388)		44,466,713
MORTGAGE-BACKED SECURITIES — 1.0%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	183,674
Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	306,246	292,932
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	269,608
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	231,331
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	360,430
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	265,226
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	372,364
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	434,896
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	845,684
Security Description	Principal Amount	Value
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	$600,000	$493,881
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	230,818
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	743,836
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	401,624
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	781,785
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (c)	750,000	603,953
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (c)	1,000,000	992,298
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	443,531
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	427,166
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	584,005
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	403,291
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	591,847
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	225,837
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	117,245
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	397,409
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	628,650
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	321,645
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	273,522
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	850,952
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	306,310
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	333,418
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	279,858
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	373,291

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-B21, Class A5, 1.98%, 12/17/2053	$500,000	$382,161
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	464,239
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	380,890
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	390,388
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	770,958
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	242,937
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	726,882
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,255,579
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	330,505
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,138,938
Series 2016-GC37, Class A4, 3.31%, 4/10/2049	1,950,000	1,821,162
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	452,980
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	626,076
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	247,272
COMM Mortgage Trust:
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	3,825,000	3,703,027
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	477,728
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	354,734	340,798
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	582,966
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	185,391
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	589,465
Security Description	Principal Amount	Value
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	$1,000,000	$925,340
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	419,589
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	452,705
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	450,713
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	459,841
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	460,720
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	846,938
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,864,137
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	233,038
Series K-1512, COR, 3.06%, 4/25/2034	1,000,000	819,129
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,772,047
Series K-156, Class A2, 4.43%, 2/25/2033 (c)	489,947	459,451
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	140,797
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	955,865
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,517,666
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	842,571
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	450,134
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	447,192
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	847,391
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	678,331

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	$1,250,000	$1,176,176
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	209,363
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	457,702
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	359,192	344,196
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	450,006
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	481,755
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	480,337
Series 2015-C23, Class A3, 3.45%, 7/15/2050	478,035	456,466
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	763,494
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	946,274
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	682,880
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	432,413	410,440
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	682,521
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	424,319
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	389,752
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	387,706
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	295,121
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	451,655
Series 2018-C14, Class A3, 4.18%, 12/15/2051	817,230	760,324
Security Description	Principal Amount	Value
Series 2018-C8, Class A4, 3.98%, 2/15/2051	$300,000	$273,038
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	364,308
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	478,680
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,263,151
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	455,734
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	454,561
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	270,873
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	445,850
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	461,726
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	724,619
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	154,270
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	842,239
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	676,905
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	120,264
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	552,949
TOTAL MORTGAGE-BACKED SECURITIES (Cost $71,997,082)		63,005,908
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% (a)
Benchmark Mortgage Trust Series 2018-B3, COR, 3.76%, 4/10/2051 (Cost $555,281)	600,000	549,105
Shares
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (i) (j)	123,351,244	123,375,914

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	251,160,986	$251,160,986
TOTAL SHORT-TERM INVESTMENTS (Cost $374,534,768)		374,536,900
TOTAL INVESTMENTS — 104.6% (Cost $7,795,522,325)		6,873,936,107
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(300,728,404)
NET ASSETS — 100.0%		$6,573,207,703
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(g)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	0.0% (a)
Build America Mutual Assurance Company	0.0% (a)

(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,643,567,187	$—	$1,643,567,187
Asset-Backed Securities	—	24,494,900	—	24,494,900
Foreign Government Obligations	—	189,031,240	—	189,031,240
U.S. Government Agency Obligations	—	1,849,427,801	—	1,849,427,801
U.S. Treasury Obligations	—	2,684,856,353	—	2,684,856,353
Municipal Bonds & Notes	—	44,466,713	—	44,466,713
Mortgage-Backed Securities	—	63,005,908	—	63,005,908
Commercial Mortgage Backed Securities	—	549,105	—	549,105
Short-Term Investments	374,536,900	—	—	374,536,900
TOTAL INVESTMENTS	$374,536,900	$6,499,399,207	$—	$6,873,936,107
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	107,663,770	$107,685,302	$253,019,888	$237,328,769	$(557)	$51	123,351,244	$123,375,915	$1,533,862
State Street Navigator Securities Lending Portfolio II	138,998,825	138,998,825	1,029,889,269	917,727,108	—	—	251,160,986	251,160,986	218,065
Total		$246,684,127	$1,282,909,157	$1,155,055,877	$(557)	$51		$374,536,901	$1,751,927
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$100,000	$66,113
5.40%, 10/1/2048	100,000	85,540
Omnicom Group, Inc. 2.45%, 4/30/2030	750,000	604,725
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	94,968
		851,346
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.20%, 2/4/2026	595,000	546,609
2.25%, 6/15/2026 (a)	200,000	181,856
2.60%, 10/30/2025	714,000	667,069
2.70%, 2/1/2027	500,000	452,225
2.75%, 2/1/2026	50,000	46,667
3.10%, 5/1/2026	115,000	107,358
3.20%, 3/1/2029	149,000	130,792
3.25%, 2/1/2028	300,000	269,892
3.38%, 6/15/2046	65,000	41,482
3.55%, 3/1/2038	100,000	73,211
3.63%, 2/1/2031	130,000	112,065
3.63%, 3/1/2048	55,000	35,675
3.75%, 2/1/2050	115,000	77,972
3.83%, 3/1/2059	175,000	111,723
3.85%, 11/1/2048	63,000	42,987
3.90%, 5/1/2049	115,000	79,988
3.95%, 8/1/2059	105,000	68,881
4.88%, 5/1/2025	450,000	442,242
5.04%, 5/1/2027	25,000	24,430
5.15%, 5/1/2030 (a)	348,000	332,514
5.71%, 5/1/2040	574,000	529,337
5.81%, 5/1/2050	621,000	562,266
5.88%, 2/15/2040	144,000	135,485
5.93%, 5/1/2060	152,000	136,748
6.63%, 2/15/2038	95,000	95,426
General Dynamics Corp.:
1.15%, 6/1/2026	200,000	179,242
2.38%, 11/15/2024	100,000	96,363
2.85%, 6/1/2041	200,000	137,452
3.25%, 4/1/2025	306,000	295,572
3.50%, 5/15/2025	132,000	127,826
3.63%, 4/1/2030	114,000	103,318
3.75%, 5/15/2028	190,000	178,431
4.25%, 4/1/2040	87,000	73,670
HEICO Corp. 5.25%, 8/1/2028	65,000	63,422
Hexcel Corp. 4.20%, 2/15/2027	175,000	162,085
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	451,000	383,833
3.85%, 12/15/2026	75,000	71,017
Security Description	Principal Amount	Value
4.40%, 6/15/2028	$100,000	$94,607
4.85%, 4/27/2035	225,000	205,085
5.40%, 1/15/2027	100,000	99,163
5.40%, 7/31/2033 (a)	150,000	144,175
5.60%, 7/31/2053 (a)	45,000	42,092
6.15%, 12/15/2040	250,000	245,955
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	200,000	160,988
3.55%, 1/15/2026	200,000	192,416
3.80%, 3/1/2045	334,000	254,829
3.90%, 6/15/2032	95,000	85,247
4.07%, 12/15/2042	396,000	323,611
4.15%, 6/15/2053	114,000	89,444
4.45%, 5/15/2028 (a)	70,000	67,661
4.50%, 5/15/2036	50,000	45,536
4.70%, 5/15/2046	200,000	175,206
4.75%, 2/15/2034	200,000	189,378
5.72%, 6/1/2040	54,000	54,028
5.90%, 11/15/2063	142,000	144,378
Series B, 6.15%, 9/1/2036	100,000	104,618
Northrop Grumman Corp.:
3.85%, 4/15/2045	50,000	37,218
4.03%, 10/15/2047	25,000	19,102
4.40%, 5/1/2030 (a)	744,000	695,997
4.70%, 3/15/2033 (a)	60,000	55,941
4.75%, 6/1/2043	200,000	170,980
4.95%, 3/15/2053 (a)	69,000	60,187
5.15%, 5/1/2040	542,000	495,150
5.25%, 5/1/2050	352,000	323,840
7.75%, 2/15/2031	100,000	110,931
RTX Corp.:
1.90%, 9/1/2031	225,000	169,859
2.25%, 7/1/2030	50,000	40,269
2.38%, 3/15/2032	300,000	231,099
2.82%, 9/1/2051	200,000	114,836
3.03%, 3/15/2052	365,000	219,161
3.13%, 7/1/2050	100,000	62,095
3.75%, 11/1/2046	180,000	127,129
3.95%, 8/16/2025	15,000	14,506
4.13%, 11/16/2028	584,000	543,681
4.15%, 5/15/2045	565,000	427,852
4.50%, 6/1/2042	240,000	196,430
4.63%, 11/16/2048	190,000	154,390
4.70%, 12/15/2041	50,000	41,765
4.80%, 12/15/2043	850,000	706,010
5.00%, 2/27/2026	45,000	44,413
5.15%, 2/27/2033	115,000	108,851
5.38%, 2/27/2053 (a)	48,000	43,449
6.13%, 7/15/2038	1,100,000	1,093,378
		16,204,067
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	280,000	264,746
3.40%, 5/6/2030	227,000	194,115
3.40%, 2/4/2041	50,000	32,383

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 2/4/2051	$273,000	$168,676
3.88%, 9/16/2046	233,000	151,340
4.00%, 2/4/2061	300,000	190,557
4.25%, 8/9/2042	100,000	72,153
4.40%, 2/14/2026	196,000	190,279
4.45%, 5/6/2050	155,000	109,239
4.50%, 5/2/2043	307,000	228,021
4.80%, 2/14/2029	258,000	245,337
5.80%, 2/14/2039	185,000	171,134
5.95%, 2/14/2049 (a)	362,000	323,624
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	50,000	46,467
2.70%, 9/15/2051	211,000	126,670
4.50%, 8/15/2033	350,000	325,272
BAT Capital Corp.:
2.26%, 3/25/2028	260,000	219,809
3.22%, 9/6/2026	350,000	324,555
3.46%, 9/6/2029	46,000	39,406
3.56%, 8/15/2027	257,000	234,721
3.73%, 9/25/2040	57,000	38,023
3.98%, 9/25/2050	500,000	313,590
4.39%, 8/15/2037	250,000	190,552
4.54%, 8/15/2047	800,000	550,376
4.70%, 4/2/2027	300,000	286,962
4.74%, 3/16/2032	50,000	44,042
4.76%, 9/6/2049	350,000	245,815
4.91%, 4/2/2030	505,000	463,135
5.65%, 3/16/2052	40,000	32,003
6.34%, 8/2/2030	100,000	98,488
6.42%, 8/2/2033	200,000	194,018
7.08%, 8/2/2043	175,000	167,811
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	177,397
4.45%, 3/16/2028	50,000	46,555
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	100,000	92,421
2.75%, 5/14/2031	149,000	120,803
3.75%, 9/25/2027	25,000	23,256
Philip Morris International, Inc.:
0.88%, 5/1/2026	173,000	153,992
1.50%, 5/1/2025	90,000	84,235
1.75%, 11/1/2030 (a)	514,000	390,923
2.10%, 5/1/2030	752,000	598,667
2.75%, 2/25/2026	100,000	93,739
3.25%, 11/10/2024	75,000	72,900
3.38%, 8/11/2025	150,000	143,931
3.38%, 8/15/2029	250,000	219,927
4.25%, 11/10/2044	275,000	208,345
4.38%, 11/15/2041	50,000	39,097
4.50%, 3/20/2042	150,000	119,915
4.88%, 2/13/2026	100,000	98,303
4.88%, 11/15/2043	415,000	344,807
5.00%, 11/17/2025	50,000	49,394
5.13%, 11/15/2024	100,000	99,275
5.13%, 11/17/2027	10,000	9,795
Security Description	Principal Amount	Value
5.13%, 2/15/2030	$150,000	$143,876
5.38%, 2/15/2033 (a)	250,000	236,340
COR, 5.63%, 9/7/2033	200,000	192,384
5.75%, 11/17/2032	70,000	68,230
Reynolds American, Inc.:
4.45%, 6/12/2025	515,000	500,343
5.70%, 8/15/2035	50,000	44,577
5.85%, 8/15/2045	400,000	330,696
7.25%, 6/15/2037	50,000	50,153
		11,037,595
AIRLINES — 0.6%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	52,051	42,594
Series 2019-1, Class AA, 3.15%, 8/15/2033	56,710	48,498
Series 2016-2, Class AA, 3.20%, 12/15/2029	90,610	81,089
Series 2015-1, Class A, 3.38%, 11/1/2028	30,025	22,451
Series 2016-1, Class AA, 3.58%, 7/15/2029	173,392	158,830
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 4/29/2026	13,177	12,814
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	910,041	797,250
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	462,821	389,570
Series 2020-1, Class A, 4.00%, 5/15/2034	437,441	393,058
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	20,563
5.13%, 6/15/2027 (a)	294,000	286,515
5.25%, 5/4/2025	1,043,000	1,030,630
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	29,369	26,456
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	102,221	84,165
Series 2016-2, Class AA, 2.88%, 4/7/2030	35,463	31,182
Series 2016-1, Class AA, 3.10%, 1/7/2030	68,340	61,336
Series 2018-1, Class AA, 3.50%, 9/1/2031	75,955	67,309
Series 2014-2, Class A, 3.75%, 3/3/2028	46,480	43,305

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-1, Class A, 4.00%, 10/11/2027	$56,181	$53,165
Series 2019-1, Class AA, 4.15%, 2/25/2033	7,270	6,555
Series 2013-1, Class A, 4.30%, 2/15/2027	107,331	102,880
Series 2020-1, Class B, 4.88%, 7/15/2027	177,787	171,033
Series 2023-1, Class A, 5.80%, 7/15/2037	1,105,000	1,074,480
Series 2020-1, Class A, 5.88%, 4/15/2029	232,163	229,972
		5,235,700
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026	1,950,000	1,793,649
2.40%, 3/27/2025 (a)	75,000	71,732
2.85%, 3/27/2030 (a)	200,000	172,920
3.25%, 3/27/2040	280,000	212,176
3.38%, 3/27/2050 (a)	150,000	106,752
3.63%, 5/1/2043	15,000	11,709
3.88%, 11/1/2045	213,000	169,365
PVH Corp. 4.63%, 7/10/2025	1,000	965
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	100,000	85,514
Tapestry, Inc. 4.13%, 7/15/2027	50,000	45,982
VF Corp.:
2.40%, 4/23/2025	150,000	141,322
2.95%, 4/23/2030 (a)	210,000	165,356
		2,977,442
AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	550,000	503,723
Series MTN, 1.20%, 7/8/2025	175,000	162,074
Series MTN, 1.30%, 9/9/2026 (a)	400,000	355,004
Series MTN, 2.00%, 3/24/2028	200,000	172,876
Series MTN, 2.25%, 1/12/2029	550,000	470,354
Series GMTN, 2.30%, 9/9/2026	25,000	22,864
Series MTN, 2.35%, 1/8/2027	100,000	90,712
Series GMTN, 3.50%, 2/15/2028	125,000	115,593
4.60%, 4/17/2030 (a)	250,000	237,097
Series A, 4.60%, 4/17/2025	200,000	196,742
4.70%, 1/12/2028 (a)	100,000	97,100
Security Description	Principal Amount	Value
Series GMTN, 5.13%, 7/7/2028	$150,000	$147,696
Series GMTN, 5.25%, 7/7/2026	90,000	89,440
Cummins, Inc.:
0.75%, 9/1/2025	200,000	182,812
2.60%, 9/1/2050	50,000	28,849
General Motors Co.:
4.20%, 10/1/2027	116,000	108,183
5.15%, 4/1/2038	200,000	166,580
5.20%, 4/1/2045	194,000	151,015
5.40%, 10/15/2029 (a)	100,000	95,079
5.40%, 4/1/2048 (a)	2,180,000	1,719,998
5.60%, 10/15/2032 (a)	300,000	279,300
5.95%, 4/1/2049 (a)	185,000	156,358
6.13%, 10/1/2025	104,000	103,791
6.25%, 10/2/2043	61,000	54,489
6.60%, 4/1/2036	330,000	320,367
6.75%, 4/1/2046	150,000	139,967
6.80%, 10/1/2027	125,000	127,489
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	25,000	23,760
1.25%, 1/8/2026	150,000	134,066
2.35%, 1/8/2031	100,000	75,447
2.40%, 4/10/2028 (a)	115,000	97,817
2.70%, 8/20/2027	75,000	65,771
2.70%, 6/10/2031	125,000	95,671
2.90%, 2/26/2025	227,000	216,556
3.10%, 1/12/2032	627,000	485,173
3.60%, 6/21/2030	432,000	361,610
3.80%, 4/7/2025	140,000	134,929
4.00%, 1/15/2025	150,000	145,628
4.35%, 4/9/2025	768,000	746,557
4.35%, 1/17/2027	100,000	94,060
5.00%, 4/9/2027	50,000	47,981
5.25%, 3/1/2026	250,000	244,200
5.80%, 6/23/2028	150,000	146,441
5.85%, 4/6/2030 (a)	125,000	119,666
6.00%, 1/9/2028	251,000	247,724
6.40%, 1/9/2033 (a)	200,000	194,882
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (a)	500,000	591,600
PACCAR Financial Corp.:
Series MTN, 1.80%, 2/6/2025 (a)	50,000	47,545
Series MTN, 4.45%, 3/30/2026 (a)	225,000	221,359
4.60%, 1/10/2028	50,000	48,748
Series MTN, 4.95%, 10/3/2025	15,000	14,875
Series MTN, 4.95%, 8/10/2028	200,000	197,676
Toyota Motor Corp. 1.34%, 3/25/2026	175,000	158,776

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	$414,000	$376,943
Series MTN, 0.80%, 1/9/2026 (a)	200,000	180,416
Series MTN, 1.15%, 8/13/2027	50,000	42,800
Series MTN, 1.45%, 1/13/2025	125,000	118,650
Series MTN, 1.65%, 1/10/2031	100,000	77,296
Series MTN, 1.80%, 2/13/2025	200,000	190,068
Series MTN, 3.00%, 4/1/2025	200,000	192,636
Series GMTN, 3.05%, 1/11/2028 (a)	140,000	128,411
Series MTN, 3.05%, 3/22/2027	375,000	347,640
Series MTN, 3.38%, 4/1/2030	305,000	269,681
3.65%, 1/8/2029	400,000	370,904
Series MTN, 3.65%, 8/18/2025	90,000	86,994
3.95%, 6/30/2025	307,000	298,861
4.45%, 5/18/2026	200,000	195,552
4.55%, 5/17/2030 (a)	200,000	189,354
Series MTN, 4.55%, 9/20/2027 (a)	150,000	145,806
4.63%, 1/12/2028 (a)	65,000	63,460
4.70%, 1/12/2033 (a)	70,000	66,137
4.80%, 1/10/2025	100,000	99,090
Series MTN, 5.00%, 8/14/2026	200,000	197,956
5.45%, 11/10/2027	310,000	310,880
		15,203,605
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.10%, 12/1/2051	222,000	126,804
5.40%, 3/15/2049 (a)	247,000	205,665
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	90,000	85,610
3.25%, 3/1/2032 (a)	100,000	81,966
Lear Corp.:
3.50%, 5/30/2030	150,000	127,402
5.25%, 5/15/2049	1,000	809
Magna International, Inc. 5.50%, 3/21/2033 (a)	300,000	293,514
		921,770
BANKS — 21.7%
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	250,000	247,463
Security Description	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	$551,000	$501,377
Banco Santander SA:
2.75%, 5/28/2025	996,000	938,272
2.75%, 12/3/2030	50,000	37,309
2.96%, 3/25/2031	264,000	210,083
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b)	100,000	75,665
3.80%, 2/23/2028	175,000	157,647
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	300,000	276,888
4.38%, 4/12/2028	600,000	554,496
5.29%, 8/18/2027	200,000	193,324
6.92%, 8/8/2033	200,000	191,334
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	162,000	146,346
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	500,000	458,345
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	550,000	519,178
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	357,000	320,240
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	700,000	620,305
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (b)	525,000	493,762
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	475,000	397,337
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	400,000	302,924
Series MTN, 3 mo. USD Term SOFR + 1.13%, 2.46%, 10/22/2025 (b)	928,000	890,425
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	404,000	295,300
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	250,000	200,425
SOFR + 1.21%, 2.57%, 10/20/2032 (a) (b)	1,050,000	806,148
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	475,000	381,406
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	100,000	64,024
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	500,000	392,050
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	580,000	483,424
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	400,000	241,724
Series MTN, 3 mo. USD Term SOFR + 1.35%, 3.09%, 10/1/2025 (b)	275,000	265,955

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (a) (b)	$350,000	$299,085
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	211,000	146,263
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (b)	587,000	563,907
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	100,000	95,669
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	700,000	627,767
Series GMTN, 3.50%, 4/19/2026	300,000	283,302
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	600,000	562,902
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	200,000	182,580
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	125,000	115,114
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	1,190,000	1,104,463
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (b)	320,000	235,123
Series L, 3.95%, 4/21/2025	284,000	274,176
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	600,000	549,420
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	100,000	89,752
Series MTN, 4.00%, 1/22/2025	150,000	145,943
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (b)	155,000	122,385
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	860,000	634,921
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b)	624,000	513,171
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	575,000	529,667
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (b)	1,525,000	1,182,622
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	100,000	94,294
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (b)	$609,000	$484,971
Series MTN, 4.45%, 3/3/2026	2,100,000	2,022,657
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	150,000	146,283
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	100,000	96,073
Series MTN, 5.00%, 1/21/2044	400,000	350,588
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (b)	350,000	322,336
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	2,421,000	2,366,213
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	450,000	432,981
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	500,000	465,190
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	300,000	296,355
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	300,000	291,675
Series MTN, 5.88%, 2/7/2042	1,123,000	1,100,012
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	300,000	297,936
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	139,000	139,600
Bank of America NA:
5.53%, 8/18/2026	200,000	198,988
5.65%, 8/18/2025	200,000	199,550
Series BKNT, 6.00%, 10/15/2036	105,000	105,299
Bank of Montreal:
Series MTN, 1.50%, 1/10/2025	381,000	360,296
Series MTN, 1.85%, 5/1/2025	123,000	115,373
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,385,000	1,032,670
Series MTN, 3.70%, 6/7/2025	90,000	86,729
Series H, 4.70%, 9/14/2027	112,000	107,297
5.20%, 12/12/2024	175,000	173,439
5.20%, 2/1/2028	25,000	24,384
5.30%, 6/5/2026	500,000	493,440
COR, 5.72%, 9/25/2028	250,000	247,455
Bank of New York Mellon:
SOFR + 1.07%, 5.15%, 5/22/2026 (b)	125,000	123,723
Series MTN, SOFR + 0.80%, 5.22%, 11/21/2025 (b)	250,000	247,828
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	100,000	89,762

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.60%, 4/24/2025	$300,000	$281,016
Series MTN, 1.80%, 7/28/2031	50,000	37,934
Series MTN, 2.80%, 5/4/2026	100,000	93,348
Series MTN, 3.30%, 8/23/2029	500,000	435,610
Series MTN, 3.40%, 1/29/2028	100,000	91,622
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	245,000	228,176
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	100,000	95,194
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	80,000	75,300
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	50,000	45,075
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	130,000	126,900
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	375,000	345,660
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	245,000	244,647
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	115,000	112,912
Bank of Nova Scotia:
1.05%, 3/2/2026	200,000	178,576
1.30%, 6/11/2025 (a)	517,000	478,085
1.30%, 9/15/2026	250,000	220,173
1.35%, 6/24/2026	100,000	88,803
1.45%, 1/10/2025	182,000	172,019
2.45%, 2/2/2032 (a)	50,000	38,727
2.95%, 3/11/2027	75,000	68,450
4.50%, 12/16/2025	75,000	72,407
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	455,000	379,324
4.75%, 2/2/2026	40,000	39,045
4.85%, 2/1/2030	740,000	695,496
5.25%, 12/6/2024	210,000	208,133
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	450,000	344,952
BankUnited, Inc. 4.88%, 11/17/2025	600,000	563,568
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	295,000	223,642
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,300,000	2,170,510
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b)	83,000	62,240
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (b)	200,000	127,360
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	190,000	146,731
Security Description	Principal Amount	Value
3.65%, 3/16/2025	$283,000	$272,404
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b)	650,000	425,360
4.38%, 1/12/2026	325,000	311,382
3 mo. USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	180,000	168,233
5.20%, 5/12/2026	304,000	293,159
5.25%, 8/17/2045	135,000	113,034
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b)	100,000	97,913
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	200,000	191,950
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (b)	50,000	46,210
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	150,000	147,294
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	200,000	189,528
SOFR + 2.62%, 6.69%, 9/13/2034 (b)	200,000	195,294
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (b)	425,000	410,116
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (b)	210,000	213,167
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	300,000	307,638
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b)	996,000	1,024,864
BPCE SA Series MTN, 3.38%, 12/2/2026	500,000	462,645
Cadence Bank 3 mo. USD LIBOR + 2.47%, 4.13%, 11/20/2029 (b)	100,000	92,282
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	50,000	45,291
1.25%, 6/22/2026	200,000	177,072
3.30%, 4/7/2025	350,000	336,423
3.95%, 8/4/2025	400,000	386,216
5.00%, 4/28/2028	195,000	186,923
COR, 5.99%, 10/3/2028	250,000	249,335
Citibank NA:
5.80%, 9/29/2028	400,000	400,212
5.86%, 9/29/2025	300,000	300,267
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	150,000	133,554
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	412,000	364,064
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	295,000	278,507
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	300,000	231,843
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	150,000	119,570

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	$100,000	$81,066
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	300,000	250,563
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	255,000	200,955
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	580,000	553,709
3.20%, 10/21/2026	543,000	501,406
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	1,150,000	1,100,331
3.40%, 5/1/2026	353,000	331,640
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	399,000	360,852
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	838,000	768,136
3.70%, 1/12/2026	117,000	111,259
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	350,000	291,494
3.88%, 3/26/2025	183,000	176,793
3 mo. USD Term SOFR + 1.83%, 3.89%, 1/10/2028 (b)	377,000	351,417
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	900,000	808,317
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (a) (b)	107,000	98,407
4.13%, 7/25/2028	319,000	289,904
4.40%, 6/10/2025	200,000	193,980
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	750,000	672,915
4.60%, 3/9/2026	650,000	627,484
4.65%, 7/23/2048	347,000	279,873
4.75%, 5/18/2046	959,000	745,296
SOFR + 2.09%, 4.91%, 5/24/2033 (a) (b)	225,000	204,687
5.30%, 5/6/2044	134,000	114,199
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	650,000	583,277
5.50%, 9/13/2025	200,000	197,520
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	1,167,000	1,154,887
5.88%, 1/30/2042	350,000	334,701
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	715,000	685,513
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	1,185,000	1,181,718
6.63%, 6/15/2032	95,000	95,619
8.13%, 7/15/2039	280,000	327,737
Citizens Bank NA:
Series BKNT, 2.25%, 4/28/2025	125,000	115,611
Security Description	Principal Amount	Value
SOFR + 1.45%, 6.06%, 10/24/2025 (b)	$300,000	$289,518
Citizens Financial Group, Inc. 5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (a) (b)	750,000	628,282
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b)	200,000	165,154
Comerica, Inc. 4.00%, 2/1/2029 (a)	120,000	100,160
Commonwealth Bank of Australia:
5.08%, 1/10/2025	250,000	248,435
5.50%, 9/12/2025	250,000	249,505
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	100,000	94,564
Series BKNT, 3.75%, 7/21/2026	450,000	419,071
4.38%, 8/4/2025	80,000	77,165
5.25%, 8/4/2045 (a)	100,000	85,536
Series BKNT, 5.25%, 5/24/2041	85,000	81,333
5.50%, 10/5/2026	200,000	199,376
Series MTN, 5.50%, 7/18/2025	440,000	437,945
Credit Suisse AG:
1.25%, 8/7/2026	150,000	131,076
2.95%, 4/9/2025	563,000	534,839
5.00%, 7/9/2027	205,000	196,667
7.50%, 2/15/2028	250,000	261,643
7.95%, 1/9/2025	250,000	254,305
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	471,000	410,208
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	450,000	392,809
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	200,000	153,002
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	155,000	124,826
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	1,000,000	718,540
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	437,000	421,749
4.10%, 1/13/2026	300,000	284,837
4.16%, 5/13/2025	120,000	116,372
4.50%, 4/1/2025 (a)	50,000	48,063
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	430,000	432,524
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	731,000	564,398
Series BKNT, 3.45%, 7/27/2026	75,000	68,043
Series BKNT, 4.65%, 9/13/2028	200,000	178,362

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (a) (b)	$59,000	$50,877
2.38%, 1/28/2025	100,000	94,914
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	200,000	181,424
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	55,000	54,295
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	200,000	198,276
8.25%, 3/1/2038	300,000	319,686
Fifth Third Bank NA:
Class BKNT, 2.25%, 2/1/2027 (a)	50,000	43,783
Series BKNT, 3.85%, 3/15/2026	100,000	92,427
First Citizens BancShares, Inc. 3 mo. USD Term SOFR + 2.47%, 3.38%, 3/15/2030 (b)	31,000	28,544
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	200,000	177,656
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	400,000	397,248
FNB Corp. 5.15%, 8/25/2025	200,000	193,210
Goldman Sachs Capital I 6.35%, 2/15/2034	338,000	333,231
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	162,000	144,208
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	644,000	563,777
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	370,000	326,621
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	775,000	589,969
2.60%, 2/7/2030	400,000	327,300
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	195,000	152,205
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	750,000	579,675
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	400,000	258,128
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (b)	613,000	490,192
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	214,000	144,771
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	200,000	137,940
3.50%, 1/23/2025	130,000	125,774
3.50%, 4/1/2025	694,000	667,885
3.50%, 11/16/2026	53,000	49,274
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	400,000	369,144
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	$250,000	$230,185
3.75%, 5/22/2025	1,000,000	963,960
3.75%, 2/25/2026	195,000	185,375
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	575,000	522,157
3.85%, 1/26/2027	100,000	93,779
3 mo. USD Term SOFR + 1.64%, 4.02%, 10/31/2038 (b)	1,000	787
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	1,291,000	1,194,756
4.25%, 10/21/2025	200,000	192,612
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	50,000	48,061
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (b)	800,000	656,216
4.75%, 10/21/2045	113,000	94,802
Series MTN, 4.80%, 7/8/2044	684,000	567,036
5.70%, 11/1/2024	25,000	24,903
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	145,000	143,937
6.13%, 2/15/2033 (a)	2,425,000	2,468,238
6.25%, 2/1/2041	300,000	302,067
6.75%, 10/1/2037	555,000	561,310
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	950,000	837,444
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	395,000	366,979
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	441,000	374,175
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	804,000	748,283
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	275,000	226,790
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	550,000	425,920
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,250,000	1,801,057
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	1,135,000	872,509
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	200,000	190,528
3.90%, 5/25/2026	400,000	378,320
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	200,000	175,770
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	208,000	192,477

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	$500,000	$480,005
4.30%, 3/8/2026	330,000	316,770
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	350,000	323,827
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	400,000	378,344
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	492,000	419,927
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	100,000	96,237
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (b)	50,000	46,116
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	300,000	296,451
6.10%, 1/14/2042	53,000	52,515
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	200,000	198,020
SOFR + 2.39%, 6.25%, 3/9/2034 (b)	335,000	327,667
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	650,000	623,571
6.50%, 5/2/2036	150,000	145,644
6.50%, 9/15/2037	70,000	65,129
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (b)	250,000	237,910
6.80%, 6/1/2038	120,000	114,917
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	800,000	827,096
HSBC USA, Inc. 5.63%, 3/17/2025	200,000	198,786
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (b)	20,000	14,064
2.55%, 2/4/2030	100,000	78,822
4.00%, 5/15/2025 (a)	25,000	23,921
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	75,000	69,386
SOFR + 2.05%, 5.02%, 5/17/2033 (b)	300,000	264,267
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	75,000	70,059
5.65%, 1/10/2030	200,000	187,862
ING Groep NV:
3.95%, 3/29/2027	459,000	429,183
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	400,000	371,680
4.05%, 4/9/2029	300,000	271,989
SOFR + 2.07%, 4.25%, 3/28/2033 (b)	1,650,000	1,426,260
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	200,000	177,902
Security Description	Principal Amount	Value
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	$364,000	$327,141
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	100,000	87,524
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	858,000	810,887
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	300,000	267,594
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	100,000	75,143
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	697,000	528,005
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (b)	575,000	541,512
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	628,000	528,946
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	967,000	907,713
SOFR + 1.89%, 2.18%, 6/1/2028 (a) (b)	399,000	349,089
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	361,000	346,033
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	502,000	406,454
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (b)	50,000	31,379
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	100,000	77,383
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	50,000	47,587
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	2,248,000	1,879,328
2.95%, 10/1/2026	150,000	138,824
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	273,000	247,622
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	725,000	596,769
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	631,000	503,248
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (b)	430,000	298,184
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	225,000	139,370
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	150,000	102,719
3.30%, 4/1/2026	475,000	447,968
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	168,000	109,061
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	600,000	544,194

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	$600,000	$551,586
3.63%, 12/1/2027 (a)	80,000	73,731
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	400,000	356,568
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	1,100,000	1,023,792
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (b)	125,000	99,671
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (b)	414,000	299,127
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	250,000	238,830
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (b)	450,000	327,897
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (b)	200,000	149,436
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	100,000	97,032
4.13%, 12/15/2026	100,000	94,999
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	683,000	632,533
4.25%, 10/1/2027 (a)	100,000	94,975
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (b)	100,000	77,885
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b)	681,000	634,535
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	175,000	160,004
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	250,000	232,870
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	310,000	279,140
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	95,000	91,587
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	25,000	23,001
4.95%, 6/1/2045	250,000	212,900
SOFR + 1.85%, 5.35%, 6/1/2034 (a) (b)	700,000	664,391
5.40%, 1/6/2042	575,000	538,188
5.50%, 10/15/2040 (a)	100,000	94,532
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	400,000	397,288
5.60%, 7/15/2041	190,000	180,555
5.63%, 8/16/2043	176,000	165,628
Security Description	Principal Amount	Value
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (b)	$2,255,000	$2,170,437
6.40%, 5/15/2038	424,000	441,096
7.75%, 7/15/2025	750,000	773,925
8.00%, 4/29/2027	25,000	26,981
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	65,000	58,208
Series BKNT, 3.90%, 4/13/2029	300,000	243,660
4.15%, 8/8/2025 (a)	250,000	235,668
4.70%, 1/26/2026 (a)	200,000	189,354
5.00%, 1/26/2033	275,000	231,514
5.85%, 11/15/2027 (a)	100,000	95,011
KeyCorp Series MTN, 2.55%, 10/1/2029 (a)	200,000	155,948
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	345,000	305,763
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (b)	394,000	373,063
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (b)	215,000	206,110
3 mo. USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	11,000	9,821
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	400,000	367,192
4.34%, 1/9/2048 (a)	632,000	435,252
4.45%, 5/8/2025	500,000	485,610
4.50%, 11/4/2024	200,000	195,294
4.65%, 3/24/2026	300,000	287,178
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b)	200,000	177,918
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	175,000	173,411
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	200,000	207,052
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	100,000	92,320
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	250,000	216,608
Manufacturers & Traders Trust Co. 4.70%, 1/27/2028	250,000	230,308
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.45%, 0.96%, 10/11/2025 (b)	150,000	141,785
1.41%, 7/17/2025	500,000	460,885
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	520,000	460,486
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	725,000	638,826
2.19%, 2/25/2025	125,000	118,510

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	$1,000	$766
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	450,000	400,023
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (b)	100,000	76,968
2.76%, 9/13/2026	386,000	353,649
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	2,108,000	1,667,386
3.20%, 7/18/2029	934,000	811,086
3.75%, 7/18/2039	85,000	66,222
3.85%, 3/1/2026	270,000	257,918
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	174,000	168,128
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b)	400,000	374,352
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (b)	100,000	97,165
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b)	50,000	48,881
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b)	100,000	97,888
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (b)	200,000	193,636
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	194,000	171,531
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (a) (b)	100,000	74,923
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (a) (b)	329,000	307,500
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (b)	150,000	141,317
2.84%, 9/13/2026 (a)	100,000	91,687
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	250,000	212,760
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	250,000	229,735
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	1,950,000	1,916,031
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (b)	50,000	48,389
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (a) (b)	200,000	192,504
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (b)	250,000	238,783
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	500,000	492,835
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	475,000	447,355
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	475,000	423,662
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	$575,000	$542,783
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	250,000	185,050
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	1,373,000	1,289,467
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (a) (b)	187,000	140,977
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	525,000	468,263
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	656,000	479,379
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	184,000	140,545
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (b)	210,000	199,737
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	909,000	741,771
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	257,000	149,726
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	16,000	12,575
Series MTN, 3.13%, 7/27/2026	1,100,000	1,021,669
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	450,000	309,973
3.59%, 7/22/2028 (b)	364,000	331,710
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	650,000	559,409
Series GMTN, 3.70%, 10/23/2024	101,000	98,668
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	200,000	182,264
3.97%, 7/22/2038 (b)	200,000	158,240
Series GMTN, 4.00%, 7/23/2025	350,000	338,359
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	1,025,000	963,203
4.30%, 1/27/2045	100,000	79,041
4.38%, 1/22/2047	999,000	785,773
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	1,400,000	1,292,914
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (b)	1,100,000	921,371
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	50,000	48,727
5.00%, 11/24/2025	200,000	195,940
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	230,000	225,577
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	285,000	274,580

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	$277,000	$266,421
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	180,000	167,162
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	275,000	245,603
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (a) (b)	265,000	250,343
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	200,000	194,912
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	140,000	131,061
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	135,000	126,473
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	100,000	100,052
Series MTN, 6.25%, 8/9/2026	100,000	100,926
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	150,000	150,993
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	540,000	543,823
6.38%, 7/24/2042	287,000	296,046
7.25%, 4/1/2032	645,000	706,036
Morgan Stanley Bank NA:
4.75%, 4/21/2026	250,000	244,113
5.48%, 7/16/2025	395,000	393,088
National Australia Bank Ltd.:
4.94%, 1/12/2028	215,000	210,102
4.97%, 1/12/2026	250,000	246,875
5.13%, 11/22/2024	335,000	332,993
National Bank of Canada 5.25%, 1/17/2025	200,000	198,442
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	1,000	883
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	250,000	188,215
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	670,000	597,479
5 yr. CMT + 2.10%, 3.75%, 11/1/2029 (b)	110,000	104,697
3 mo. USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	1,200,000	1,081,272
4.80%, 4/5/2026	200,000	193,228
3 mo. USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	150,000	140,241
3 mo. USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	594,000	553,442
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	200,000	193,990
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	413,000	326,650
3 mo. USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	1,156,000	1,023,337
6.13%, 11/2/2032 (a)	100,000	98,611
Security Description	Principal Amount	Value
PNC Bank NA:
Series BKNT, 2.70%, 10/22/2029	$100,000	$81,293
Series BKNT, 3.25%, 6/1/2025	150,000	143,322
Series BKNT, 3.88%, 4/10/2025	400,000	385,696
Series BKNT, 4.05%, 7/26/2028	130,000	117,577
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (b)	120,000	92,714
2.55%, 1/22/2030 (a)	497,000	402,689
2.60%, 7/23/2026	150,000	138,258
3.15%, 5/19/2027 (a)	300,000	273,384
3.45%, 4/23/2029	110,000	96,426
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	215,000	185,207
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	70,000	67,991
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	40,000	36,244
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	135,000	130,695
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	145,000	140,721
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	250,000	248,055
SOFR + 1.95%, 5.94%, 8/18/2034 (a) (b)	200,000	192,168
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	275,000	266,211
Regions Financial Corp. 7.38%, 12/10/2037 (a)	200,000	204,278
Royal Bank of Canada:
Series GMTN, 0.75%, 10/7/2024	100,000	94,905
Series GMTN, 0.88%, 1/20/2026	225,000	201,715
Series MTN, 1.15%, 6/10/2025 (a)	403,000	372,569
Series GMTN, 1.40%, 11/2/2026 (a)	250,000	219,823
Series GMTN, 1.60%, 1/21/2025	200,000	189,306
Series GMTN, 2.25%, 11/1/2024	200,000	192,278
Series GMTN, 2.30%, 11/3/2031 (a)	50,000	38,704
3.38%, 4/14/2025	315,000	303,745
3.63%, 5/4/2027 (a)	128,000	119,273
Series GMTN, 4.65%, 1/27/2026	400,000	388,820
Series GMTN, 4.88%, 1/12/2026	127,000	124,562

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.90%, 1/12/2028 (a)	$75,000	$72,750
Series GMTN, 4.95%, 4/25/2025	100,000	98,499
Series GMTN, 5.00%, 2/1/2033	100,000	93,095
Series GMTN, 5.00%, 5/2/2033 (a)	200,000	185,626
Series GMTN, 5.20%, 8/1/2028	200,000	194,580
Series MTN, 6.00%, 11/1/2027	170,000	171,285
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	1,000	868
3.24%, 10/5/2026	200,000	181,114
3.45%, 6/2/2025	350,000	332,293
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	125,000	121,965
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	200,000	194,934
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	127,000	111,161
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	150,000	116,073
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	1,200,000	1,187,016
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	200,000	201,050
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	350,000	313,425
1.40%, 9/17/2026	200,000	175,942
1.47%, 7/8/2025	704,000	651,101
1.90%, 9/17/2028	1,330,000	1,098,274
2.13%, 7/8/2030	150,000	117,327
2.17%, 1/14/2027	90,000	80,016
2.35%, 1/15/2025	75,000	71,572
2.63%, 7/14/2026	100,000	91,801
2.72%, 9/27/2029	1,000,000	835,980
2.75%, 1/15/2030	1,407,000	1,163,350
3.04%, 7/16/2029	170,000	145,202
3.45%, 1/11/2027	50,000	46,308
5.46%, 1/13/2026	850,000	841,389
5.71%, 1/13/2030	200,000	195,902
5.77%, 1/13/2033 (a)	600,000	586,242
5.78%, 7/13/2033 (a)	200,000	195,582
5.88%, 7/13/2026	200,000	199,778
6.18%, 7/13/2043	135,000	129,090
Synovus Bank 5.63%, 2/15/2028	550,000	495,539
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (a)	178,000	161,987
Security Description	Principal Amount	Value
Series MTN, 0.75%, 1/6/2026	$100,000	$89,280
Series MTN, 1.15%, 6/12/2025	488,000	451,698
Series MTN, 1.20%, 6/3/2026 (a)	115,000	102,011
Series FXD, 1.45%, 1/10/2025 (a)	250,000	236,695
Series MTN, 2.00%, 9/10/2031	50,000	38,080
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	915,000	845,945
3.77%, 6/6/2025	114,000	110,235
4.11%, 6/8/2027	125,000	117,938
4.46%, 6/8/2032	25,000	22,442
5.10%, 1/9/2026	350,000	345,121
Series MTN, 5.52%, 7/17/2028	200,000	197,298
Series MTN, 5.53%, 7/17/2026	200,000	198,512
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	175,000	163,091
Series BKNT, 2.25%, 3/11/2030	300,000	229,647
Series BKNT, 5 yr. CMT + 1.15%, 2.64%, 9/17/2029 (b)	100,000	92,878
Series BKNT, 3.30%, 5/15/2026	100,000	92,097
Series BKNT, 3.80%, 10/30/2026	182,000	167,192
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	25,000	20,845
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	250,000	221,315
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	2,186,000	1,794,575
Series MTN, 1.95%, 6/5/2030	236,000	180,122
Series MTN, 2.85%, 10/26/2024	100,000	96,521
Series MTN, 3.70%, 6/5/2025	257,000	246,489
Series MTN, 3.88%, 3/19/2029	50,000	43,758
4.00%, 5/1/2025	50,000	48,247
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	300,000	277,878
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	100,000	96,278
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	80,000	75,111
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (b)	125,000	111,721

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	$250,000	$235,588
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	160,000	158,187
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	100,000	96,212
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	54,000	39,345
1.45%, 5/12/2025	150,000	139,719
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	650,000	572,364
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	570,000	398,840
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	200,000	150,816
Series DMTN, 3.00%, 7/30/2029	250,000	209,555
Series W, 3.10%, 4/27/2026	36,000	33,453
Series MTN, 3.90%, 4/26/2028	100,000	91,942
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	100,000	93,912
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	200,000	187,058
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	50,000	44,122
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	245,000	213,520
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	138,000	136,736
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	200,000	194,782
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	200,000	188,402
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	270,000	255,698
U.S. Bank NA Series BKNT, 2.05%, 1/21/2025	250,000	237,380
UBS AG:
5.65%, 9/11/2028	200,000	196,762
5.80%, 9/11/2025	200,000	199,218
UBS Group AG:
4.55%, 4/17/2026	360,000	345,848
4.88%, 5/15/2045	208,000	170,907
Wachovia Corp. 5.50%, 8/1/2035	100,000	91,895
Webster Financial Corp. 4.10%, 3/25/2029	400,000	342,820
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (b)	796,000	751,352
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	1,063,000	997,891
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	$431,000	$378,082
Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	884,000	846,713
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	801,000	666,688
3.00%, 4/22/2026	177,000	164,890
3.00%, 10/23/2026	250,000	229,450
Series MTN, 3.00%, 2/19/2025	300,000	288,177
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	775,000	517,142
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	250,000	232,053
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	226,000	182,470
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	119,000	109,153
Series MTN, 3.55%, 9/29/2025	2,631,000	2,513,026
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	400,000	365,724
Series MTN, 4.10%, 6/3/2026	300,000	285,015
Series MTN, 4.15%, 1/24/2029	334,000	306,589
Series MTN, 4.40%, 6/14/2046	550,000	405,966
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	380,000	344,683
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	150,000	145,641
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	220,000	172,319
Series MTN, 4.65%, 11/4/2044	500,000	386,965
Series MTN, 4.75%, 12/7/2046	288,000	223,623
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	197,000	187,946
Series GMTN, 4.90%, 11/17/2045	317,000	253,638
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	325,000	294,213
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	609,000	510,988
5.38%, 11/2/2043	523,000	450,899
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	500,000	468,265
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	240,000	227,426

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	$425,000	$414,579
5.61%, 1/15/2044	275,000	244,288
5.95%, 12/1/2086	100,000	94,599
Wells Fargo Bank NA:
5.45%, 8/7/2026	250,000	248,750
5.55%, 8/1/2025	500,000	498,345
Series BKNT, 6.60%, 1/15/2038	1,150,000	1,165,053
Westpac Banking Corp.:
1.02%, 11/18/2024	245,000	232,532
1.15%, 6/3/2026	1,000	894
1.95%, 11/20/2028	550,000	465,195
2.15%, 6/3/2031	75,000	59,501
2.35%, 2/19/2025 (a)	100,000	95,736
2.65%, 1/16/2030	200,000	170,368
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	211,000	157,963
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (b)	1,000,000	944,670
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	125,000	92,609
3.13%, 11/18/2041	350,000	214,732
3.35%, 3/8/2027	145,000	135,324
3.40%, 1/25/2028	88,000	81,509
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	100,000	86,365
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b)	100,000	90,998
5.46%, 11/18/2027	150,000	149,868
Zions Bancorp NA 3.25%, 10/29/2029	440,000	341,370
		207,147,870
BEVERAGES — 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	679,000	652,458
4.70%, 2/1/2036	300,000	274,893
4.90%, 2/1/2046	600,000	522,498
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	169,758
4.70%, 2/1/2036	250,000	228,158
4.90%, 2/1/2046	435,000	378,715
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	436,000	388,175
4.00%, 4/13/2028	200,000	189,074
4.38%, 4/15/2038	150,000	130,100
4.44%, 10/6/2048	268,000	219,964
4.60%, 4/15/2048	891,000	753,822
4.75%, 1/23/2029	200,000	193,922
4.75%, 4/15/2058	100,000	83,724
4.95%, 1/15/2042	249,000	225,355
Security Description	Principal Amount	Value
5.45%, 1/23/2039	$200,000	$193,494
5.55%, 1/23/2049	750,000	720,247
5.80%, 1/23/2059	671,000	655,882
8.00%, 11/15/2039	36,000	42,817
8.20%, 1/15/2039	193,000	235,558
Brown-Forman Corp.:
3.50%, 4/15/2025	200,000	193,616
4.75%, 4/15/2033 (a)	250,000	237,747
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	236,000	199,094
1.65%, 6/1/2030	310,000	248,105
2.25%, 1/5/2032 (a)	377,000	305,442
2.60%, 6/1/2050	196,000	119,738
2.75%, 6/1/2060	250,000	149,573
2.88%, 5/5/2041	50,000	35,510
3.00%, 3/5/2051	202,000	134,665
3.45%, 3/25/2030	300,000	271,125
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	100,000	96,365
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030 (a)	2,160,000	1,834,920
Constellation Brands, Inc.:
2.25%, 8/1/2031	427,000	332,180
3.15%, 8/1/2029	200,000	175,258
3.50%, 5/9/2027	100,000	92,801
3.60%, 2/15/2028	100,000	91,886
3.70%, 12/6/2026	175,000	165,074
4.35%, 5/9/2027	90,000	85,999
4.40%, 11/15/2025	50,000	48,630
4.50%, 5/9/2047	100,000	79,251
4.75%, 12/1/2025	50,000	48,933
4.75%, 5/9/2032	50,000	46,254
4.90%, 5/1/2033	100,000	92,887
Diageo Capital PLC:
2.00%, 4/29/2030	138,000	111,787
2.13%, 10/24/2024	384,000	369,884
5.20%, 10/24/2025	50,000	49,705
5.50%, 1/24/2033	400,000	400,952
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050	140,000	98,878
3.95%, 4/15/2029	600,000	553,248
4.05%, 4/15/2032	65,000	57,331
4.42%, 5/25/2025	75,000	73,363
4.42%, 12/15/2046	100,000	77,641
4.50%, 4/15/2052 (a)	275,000	216,290
4.60%, 5/25/2028	40,000	38,442
Molson Coors Beverage Co.:
3.00%, 7/15/2026	974,000	905,401
4.20%, 7/15/2046	1,000	751
5.00%, 5/1/2042	160,000	137,442
PepsiCo, Inc.:
1.63%, 5/1/2030 (a)	200,000	160,406
2.25%, 3/19/2025	100,000	95,522
2.63%, 3/19/2027	50,000	46,050
2.63%, 7/29/2029	60,000	52,597

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 10/21/2041	$100,000	$67,827
2.75%, 3/19/2030	352,000	304,378
2.75%, 10/21/2051	175,000	108,602
2.85%, 2/24/2026	125,000	118,345
2.88%, 10/15/2049 (a)	245,000	159,698
3.00%, 10/15/2027	290,000	268,824
3.45%, 10/6/2046	2,000,000	1,468,200
3.50%, 7/17/2025	150,000	145,236
3.60%, 8/13/2042	150,000	117,072
3.63%, 3/19/2050	50,000	37,466
3.90%, 7/18/2032	40,000	36,387
4.20%, 7/18/2052	137,000	112,829
4.45%, 5/15/2028 (a)	249,000	244,154
4.45%, 2/15/2033 (a)	200,000	191,232
4.55%, 2/13/2026 (a)	80,000	79,122
4.65%, 2/15/2053	200,000	177,772
7.00%, 3/1/2029	50,000	54,885
		18,481,386
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.65%, 8/15/2028	190,000	159,724
1.90%, 2/21/2025	200,000	190,122
2.20%, 2/21/2027	100,000	89,748
2.45%, 2/21/2030	125,000	103,444
2.60%, 8/19/2026	200,000	184,626
2.77%, 9/1/2053	470,000	261,071
2.80%, 8/15/2041	150,000	97,055
3.00%, 2/22/2029 (a)	182,000	161,614
3.00%, 1/15/2052	227,000	137,240
3.13%, 5/1/2025	284,000	272,614
3.15%, 2/21/2040	231,000	162,806
3.35%, 2/22/2032	10,000	8,427
3.38%, 2/21/2050	100,000	65,407
4.20%, 3/1/2033	100,000	88,679
4.20%, 2/22/2052	130,000	97,053
4.40%, 5/1/2045	300,000	237,378
4.40%, 2/22/2062	125,000	92,688
4.56%, 6/15/2048	50,000	40,113
4.66%, 6/15/2051	352,000	284,500
4.88%, 3/1/2053	300,000	250,203
5.15%, 3/2/2028	175,000	172,042
5.15%, 11/15/2041	100,000	88,339
5.25%, 3/2/2025	271,000	268,962
5.25%, 3/2/2030	455,000	444,362
5.25%, 3/2/2033	500,000	477,830
5.51%, 3/2/2026	85,000	84,374
5.60%, 3/2/2043	198,000	184,180
5.65%, 3/2/2053	1,828,000	1,708,595
5.75%, 3/2/2063	480,000	443,256
6.38%, 6/1/2037 (a)	140,000	143,780
6.40%, 2/1/2039	300,000	306,651
Baxalta, Inc. 4.00%, 6/23/2025	662,000	642,114
Biogen, Inc.:
2.25%, 5/1/2030	235,000	187,518
Security Description	Principal Amount	Value
3.15%, 5/1/2050	$38,000	$23,234
3.25%, 2/15/2051 (a)	200,000	123,900
4.05%, 9/15/2025	206,000	198,901
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032	150,000	126,132
Gilead Sciences, Inc.:
1.20%, 10/1/2027	150,000	127,530
1.65%, 10/1/2030	350,000	273,045
2.80%, 10/1/2050	100,000	59,933
3.50%, 2/1/2025	522,000	506,992
3.65%, 3/1/2026	598,000	572,358
4.50%, 2/1/2045	164,000	135,913
4.75%, 3/1/2046	1,306,000	1,118,393
4.80%, 4/1/2044	257,000	223,261
COR, 5.25%, 10/15/2033 (a)	95,000	92,663
COR, 5.55%, 10/15/2053	45,000	43,228
5.65%, 12/1/2041	67,000	65,041
Illumina, Inc. 5.75%, 12/13/2027	350,000	343,892
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	610,000	469,535
2.80%, 9/15/2050	133,000	76,351
Royalty Pharma PLC:
1.20%, 9/2/2025	136,000	123,605
2.15%, 9/2/2031 (a)	50,000	37,402
2.20%, 9/2/2030	100,000	77,409
3.30%, 9/2/2040	60,000	39,270
3.55%, 9/2/2050	196,000	120,058
		13,114,561
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	100,000	92,418
2.70%, 5/15/2040	250,000	171,362
2.80%, 5/15/2050	200,000	126,096
4.80%, 3/3/2033	150,000	143,831
Albemarle Corp.:
5.05%, 6/1/2032 (a)	300,000	273,078
5.45%, 12/1/2044	750,000	646,882
5.65%, 6/1/2052 (a)	100,000	83,588
Cabot Corp. 5.00%, 6/30/2032	50,000	45,580
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	200,000	197,188
6.35%, 11/15/2028	245,000	241,864
6.38%, 7/15/2032 (a)	250,000	240,845
6.55%, 11/15/2030	200,000	195,686
6.70%, 11/15/2033	300,000	292,044
CF Industries, Inc.:
4.95%, 6/1/2043	375,000	302,449
5.15%, 3/15/2034	50,000	45,878
5.38%, 3/15/2044	110,000	94,064
Dow Chemical Co.:
2.10%, 11/15/2030	250,000	198,115
4.38%, 11/15/2042	200,000	156,124

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/1/2044	$275,000	$217,943
4.80%, 11/30/2028	150,000	145,184
5.25%, 11/15/2041	210,000	186,784
5.55%, 11/30/2048 (a)	850,000	759,840
6.30%, 3/15/2033	60,000	61,840
6.90%, 5/15/2053	267,000	279,971
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	97,614
4.73%, 11/15/2028	21,000	20,296
5.32%, 11/15/2038	191,000	178,176
5.42%, 11/15/2048 (a)	600,000	550,068
Eastman Chemical Co.:
3.80%, 3/15/2025	100,000	96,941
4.65%, 10/15/2044	414,000	318,031
4.80%, 9/1/2042	1,100,000	886,501
5.75%, 3/8/2033	100,000	95,356
Ecolab, Inc.:
1.65%, 2/1/2027	175,000	155,321
2.70%, 11/1/2026	100,000	92,672
2.70%, 12/15/2051	75,000	43,920
2.75%, 8/18/2055	53,000	29,942
3.95%, 12/1/2047	1,000,000	769,260
5.25%, 1/15/2028	150,000	149,645
EIDP, Inc.:
4.50%, 5/15/2026	180,000	175,239
4.80%, 5/15/2033 (a)	800,000	745,472
FMC Corp.:
3.20%, 10/1/2026	150,000	137,153
3.45%, 10/1/2029	115,000	96,793
4.50%, 10/1/2049	100,000	68,230
5.15%, 5/18/2026	125,000	121,395
6.38%, 5/18/2053	200,000	175,772
Huntsman International LLC:
2.95%, 6/15/2031	428,000	331,734
4.50%, 5/1/2029 (a)	163,000	147,269
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	20,000	13,427
Linde, Inc.:
1.10%, 8/10/2030 (a)	200,000	153,460
2.65%, 2/5/2025 (a)	25,000	24,061
4.70%, 12/5/2025	89,000	87,834
LYB International Finance BV:
4.88%, 3/15/2044	100,000	80,234
5.25%, 7/15/2043	224,000	189,103
LYB International Finance III LLC:
1.25%, 10/1/2025	690,000	628,638
3.38%, 10/1/2040	82,000	55,782
3.63%, 4/1/2051	165,000	105,126
3.80%, 10/1/2060	65,000	39,679
4.20%, 5/1/2050	75,000	52,789
5.63%, 5/15/2033 (a)	100,000	96,179
Mosaic Co.:
4.88%, 11/15/2041	99,000	78,831
Security Description	Principal Amount	Value
5.45%, 11/15/2033 (a)	$87,000	$81,564
Nutrien Ltd.:
2.95%, 5/13/2030	463,000	386,767
4.90%, 3/27/2028	95,000	91,759
5.00%, 4/1/2049	100,000	82,145
5.25%, 1/15/2045	25,000	21,235
5.63%, 12/1/2040 (a)	120,000	108,379
5.80%, 3/27/2053 (a)	100,000	91,669
5.95%, 11/7/2025	35,000	35,008
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	44,886
3.75%, 3/15/2028	100,000	93,010
RPM International, Inc.:
3.75%, 3/15/2027	100,000	93,075
4.55%, 3/1/2029	215,000	198,965
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	121,509
2.90%, 3/15/2052	100,000	57,795
2.95%, 8/15/2029	250,000	216,042
3.45%, 6/1/2027	200,000	186,148
4.25%, 8/8/2025	35,000	34,019
4.50%, 6/1/2047	145,000	115,928
Westlake Corp.:
3.13%, 8/15/2051	100,000	57,612
4.38%, 11/15/2047	100,000	73,141
5.00%, 8/15/2046	86,000	68,694
		14,545,947
COAL — 0.1%
Teck Resources Ltd.:
3.90%, 7/15/2030 (a)	200,000	173,692
5.40%, 2/1/2043	350,000	293,373
		467,065
COMMERCIAL SERVICES — 1.6%
American University Series 2019, 3.67%, 4/1/2049	50,000	36,549
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,200,000	926,004
1.70%, 5/15/2028	119,000	102,667
Block Financial LLC 2.50%, 7/15/2028	100,000	84,928
California Endowment Series 2021, 2.50%, 4/1/2051	50,000	28,865
California Institute of Technology:
3.65%, 9/1/2119	39,000	23,872
4.70%, 11/1/2111	50,000	38,890
Cintas Corp. No. 2:
3.45%, 5/1/2025	194,000	187,610
3.70%, 4/1/2027	500,000	473,915
Duke University:
Series 2020, 2.68%, 10/1/2044	100,000	67,028

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 2.83%, 10/1/2055	$275,000	$168,407
Emory University Series 2020, 2.14%, 9/1/2030	600,000	489,240
Equifax, Inc.:
2.35%, 9/15/2031	200,000	151,814
2.60%, 12/1/2024	150,000	144,097
2.60%, 12/15/2025	300,000	279,102
5.10%, 12/15/2027	175,000	169,505
5.10%, 6/1/2028	400,000	385,404
George Washington University:
Series 2018, 4.13%, 9/15/2048	135,000	106,962
Series 2014, 4.30%, 9/15/2044	50,000	40,723
Series 2015, 4.87%, 9/15/2045	150,000	132,360
Georgetown University Series A, 5.22%, 10/1/2118	33,000	27,482
Global Payments, Inc.:
1.20%, 3/1/2026 (a)	250,000	223,010
1.50%, 11/15/2024	50,000	47,463
2.65%, 2/15/2025	300,000	285,870
2.90%, 11/15/2031	50,000	39,198
3.20%, 8/15/2029	136,000	115,626
4.15%, 8/15/2049	150,000	103,071
4.45%, 6/1/2028	246,000	227,843
5.30%, 8/15/2029	25,000	23,836
5.40%, 8/15/2032	227,000	212,331
GXO Logistics, Inc.:
1.65%, 7/15/2026	775,000	682,310
2.65%, 7/15/2031	220,000	167,649
Howard University Series 22A, 5.21%, 10/1/2052	100,000	81,909
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	300,000	175,053
Series A, 4.71%, 7/1/2032	15,000	14,313
Leland Stanford Junior University 1.29%, 6/1/2027	750,000	654,967
Massachusetts Institute of Technology:
3.89%, 7/1/2116	25,000	17,147
4.68%, 7/1/2114	605,000	499,579
5.60%, 7/1/2111 (a)	60,000	59,583
Moody's Corp.:
2.75%, 8/19/2041	50,000	32,508
3.25%, 1/15/2028	146,000	133,691
4.25%, 2/1/2029	100,000	94,410
5.25%, 7/15/2044	50,000	45,106
Northwestern University 4.64%, 12/1/2044	350,000	314,489
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	100,000	81,648
Security Description	Principal Amount	Value
2.65%, 10/1/2026	$100,000	$92,202
2.85%, 10/1/2029 (a)	600,000	520,260
4.40%, 6/1/2032 (a)	100,000	92,467
5.05%, 6/1/2052 (a)	604,000	539,136
President & Fellows of Harvard College:
2.52%, 10/15/2050	75,000	44,826
3.15%, 7/15/2046	358,000	250,246
3.30%, 7/15/2056	50,000	33,438
3.75%, 11/15/2052 (a)	75,000	57,382
Quanta Services, Inc. 0.95%, 10/1/2024	90,000	85,144
RELX Capital, Inc.:
3.00%, 5/22/2030	100,000	85,471
4.00%, 3/18/2029	19,000	17,692
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	350,000	201,365
S&P Global, Inc.:
2.50%, 12/1/2029	668,000	565,736
2.70%, 3/1/2029	225,000	196,945
2.90%, 3/1/2032 (a)	100,000	82,227
3.25%, 12/1/2049	100,000	65,832
3.70%, 3/1/2052	100,000	72,209
4.25%, 5/1/2029	118,000	111,254
COR, 5.25%, 9/15/2033 (c)	65,000	63,316
Thomas Jefferson University 3.85%, 11/1/2057	150,000	100,366
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	80,000	60,038
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	550,000	337,216
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	100,000	63,664
4.67%, 9/1/2112	50,000	40,092
University of Chicago:
Series 20B, 2.76%, 4/1/2045	275,000	198,302
3.00%, 10/1/2052	50,000	32,795
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	160,000	118,411
University of Southern California:
2.81%, 10/1/2050	100,000	61,417
3.03%, 10/1/2039	1,100,000	829,037
5.25%, 10/1/2111 (a)	50,000	44,939
Verisk Analytics, Inc.:
4.00%, 6/15/2025	371,000	411,836
4.13%, 3/15/2029	50,000	46,566
5.75%, 4/1/2033 (a)	215,000	213,078

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
William Marsh Rice University 3.57%, 5/15/2045	$50,000	$37,824
Yale University:
Series 2020, 0.87%, 4/15/2025	500,000	466,855
Series 2020, 1.48%, 4/15/2030	100,000	79,563
		14,717,181
COMPUTERS — 2.1%
Amdocs Ltd. 2.54%, 6/15/2030	600,000	481,932
Apple, Inc.:
0.70%, 2/8/2026	100,000	90,059
1.13%, 5/11/2025	246,000	230,054
1.20%, 2/8/2028	50,000	42,637
1.25%, 8/20/2030	250,000	195,385
1.65%, 5/11/2030	450,000	364,518
1.65%, 2/8/2031 (a)	200,000	158,404
2.05%, 9/11/2026	750,000	689,392
2.20%, 9/11/2029	104,000	89,079
2.45%, 8/4/2026	1,156,000	1,074,317
2.55%, 8/20/2060	100,000	57,214
2.65%, 5/11/2050	475,000	289,522
2.65%, 2/8/2051	398,000	241,467
2.70%, 8/5/2051	100,000	60,811
2.80%, 2/8/2061	365,000	213,394
2.85%, 8/5/2061	200,000	117,118
2.90%, 9/12/2027	250,000	230,812
3.20%, 5/13/2025	600,000	580,026
3.20%, 5/11/2027	293,000	275,007
3.25%, 2/23/2026	561,000	535,940
3.25%, 8/8/2029	100,000	91,218
3.35%, 8/8/2032	100,000	88,112
3.45%, 2/9/2045	74,000	55,572
3.75%, 9/12/2047	100,000	77,334
3.75%, 11/13/2047	118,000	90,940
3.85%, 5/4/2043	586,000	472,955
3.85%, 8/4/2046	651,000	512,194
3.95%, 8/8/2052	355,000	277,322
4.10%, 8/8/2062	233,000	179,317
4.25%, 2/9/2047	200,000	169,450
4.38%, 5/13/2045	235,000	202,203
4.65%, 2/23/2046	300,000	266,934
CGI, Inc. 2.30%, 9/14/2031	1,000,000	751,250
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (c)	43,000	28,795
3.45%, 12/15/2051 (c)	303,000	188,045
5.30%, 10/1/2029 (a)	200,000	194,046
5.75%, 2/1/2033 (a)	30,000	29,162
5.85%, 7/15/2025	159,000	158,747
6.02%, 6/15/2026	353,000	354,084
6.20%, 7/15/2030	208,000	209,396
8.10%, 7/15/2036	204,000	227,444
Security Description	Principal Amount	Value
8.35%, 7/15/2046	$278,000	$323,759
DXC Technology Co. 2.38%, 9/15/2028 (a)	1,250,000	1,016,250
Fortinet, Inc. 2.20%, 3/15/2031 (a)	50,000	38,680
Genpact Luxembourg Sarl 3.38%, 12/1/2024	100,000	96,060
Genpact Luxembourg Sarl/Genpact USA, Inc. 1.75%, 4/10/2026	200,000	179,952
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	265,000	260,097
6.10%, 4/1/2026	100,000	99,839
6.20%, 10/15/2035	12,000	12,023
6.35%, 10/15/2045	350,000	339,675
HP, Inc.:
2.20%, 6/17/2025	225,000	211,558
2.65%, 6/17/2031	246,000	191,821
4.20%, 4/15/2032 (a)	498,000	430,641
5.50%, 1/15/2033 (a)	270,000	253,087
6.00%, 9/15/2041 (a)	149,000	139,941
International Business Machines Corp.:
1.70%, 5/15/2027	175,000	153,211
1.95%, 5/15/2030 (a)	200,000	160,514
2.20%, 2/9/2027	82,000	73,789
2.85%, 5/15/2040	252,000	169,135
2.95%, 5/15/2050	1,100,000	658,163
3.30%, 5/15/2026	701,000	663,784
3.30%, 1/27/2027	100,000	93,542
3.50%, 5/15/2029	601,000	543,178
4.15%, 7/27/2027	200,000	190,888
4.15%, 5/15/2039 (a)	390,000	316,469
4.25%, 5/15/2049 (a)	370,000	285,781
4.40%, 7/27/2032 (a)	600,000	552,126
4.50%, 2/6/2028	101,000	97,517
4.75%, 2/6/2033	100,000	94,153
4.90%, 7/27/2052	100,000	84,477
5.10%, 2/6/2053	100,000	87,815
5.88%, 11/29/2032 (a)	130,000	133,762
6.50%, 1/15/2028	50,000	52,190
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	21,788
2.70%, 10/15/2028	125,000	102,701
3.15%, 10/15/2031 (a)	100,000	75,542
4.10%, 10/15/2041	40,000	26,174
Leidos, Inc.:
2.30%, 2/15/2031	352,000	270,086
4.38%, 5/15/2030	50,000	44,687
NetApp, Inc.:
1.88%, 6/22/2025	765,000	715,122
2.70%, 6/22/2030	50,000	40,531
Western Digital Corp.:
2.85%, 2/1/2029	150,000	120,220
3.10%, 2/1/2032	50,000	36,572

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 2/15/2026	$314,000	$298,828
		20,397,736
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.24%, 2/15/2025	75,000	71,266
2.49%, 2/15/2027	84,000	75,638
2.72%, 2/15/2030	546,000	455,200
3.38%, 4/5/2040	100,000	71,484
3.58%, 4/5/2050	1,040,000	702,666
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (a)	224,000	194,100
4.00%, 6/15/2025	50,000	48,207
4.50%, 3/25/2052	98,000	72,087
5.88%, 6/1/2033	65,000	62,546
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	95,740
4.50%, 2/15/2047	191,000	152,859
4.95%, 7/2/2064 (d)	50,000	40,028
6.00%, 1/15/2036	95,000	94,139
Lafarge SA 7.13%, 7/15/2036	750,000	793,612
Lennox International, Inc.:
1.35%, 8/1/2025	124,000	114,042
COR, 5.50%, 9/15/2028	100,000	98,158
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	300,000	245,712
3.50%, 12/15/2027	25,000	23,027
4.25%, 12/15/2047	526,000	399,602
Masco Corp.:
1.50%, 2/15/2028 (a)	50,000	41,890
2.00%, 10/1/2030	452,000	346,133
4.50%, 5/15/2047	170,000	126,359
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	150,000	131,019
5.85%, 9/18/2028 (a)	100,000	99,256
Owens Corning:
3.40%, 8/15/2026	275,000	257,386
3.95%, 8/15/2029	200,000	181,242
4.20%, 12/1/2024	25,000	24,471
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	180,000	173,416
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	300,000	261,348
4.70%, 3/1/2048	50,000	41,317
		5,493,950
COSMETICS/PERSONAL CARE — 0.0% (e)
Unilever Capital Corp.:
4.88%, 9/8/2028 (a)	200,000	196,910
5.00%, 12/8/2033	200,000	193,758
		390,668
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028 (c)	$200,000	$195,404
WW Grainger, Inc. 1.85%, 2/15/2025	450,000	427,518
		622,922
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	50,000	45,086
Series 3NC1, 1.75%, 10/29/2024	25,000	23,827
2.45%, 10/29/2026	175,000	156,880
3.30%, 1/30/2032	544,000	433,084
3.40%, 10/29/2033	734,000	568,806
3.50%, 1/15/2025	192,000	185,148
3.65%, 7/21/2027	80,000	72,649
3.85%, 10/29/2041	300,000	212,181
3.88%, 1/23/2028	200,000	181,698
4.63%, 10/15/2027	275,000	257,691
5.75%, 6/6/2028 (a)	150,000	146,820
6.15%, 9/30/2030 (a)	150,000	147,943
6.50%, 7/15/2025	600,000	600,294
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	250,000	232,497
Series MTN, 2.88%, 1/15/2032	653,000	509,784
3.13%, 12/1/2030	100,000	81,354
3.25%, 3/1/2025	50,000	47,817
4.63%, 10/1/2028	300,000	278,049
Aircastle Ltd. 4.25%, 6/15/2026	135,000	127,753
Ally Financial, Inc.:
4.63%, 3/30/2025	1,000,000	965,270
4.75%, 6/9/2027	3,000	2,763
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	125,000	122,315
8.00%, 11/1/2031	550,000	555,049
American Express Co.:
2.25%, 3/4/2025	180,000	171,040
2.55%, 3/4/2027	360,000	325,073
3.00%, 10/30/2024	145,000	140,646
3.13%, 5/20/2026	100,000	94,083
3.95%, 8/1/2025	600,000	580,476
4.20%, 11/6/2025	50,000	48,438
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	100,000	88,995
4.90%, 2/13/2026	120,000	117,662
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	500,000	490,995
SOFR + 2.26%, 4.99%, 5/26/2033 (a) (b)	155,000	141,566
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	200,000	194,956

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	$200,000	$197,100
SOFR + 1.93%, 5.63%, 7/28/2034 (b)	100,000	94,487
5.85%, 11/5/2027 (a)	100,000	100,696
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	135,000	123,409
5.15%, 5/15/2033	60,000	56,659
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	500,000	427,400
BlackRock, Inc.:
1.90%, 1/28/2031	100,000	78,731
2.10%, 2/25/2032	100,000	77,310
3.25%, 4/30/2029	676,000	610,016
4.75%, 5/25/2033	135,000	126,544
Brookfield Capital Finance LLC 6.09%, 6/14/2033	250,000	242,605
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	75,000	56,159
Brookfield Finance, Inc.:
3.50%, 3/30/2051	20,000	12,264
3.90%, 1/25/2028 (a)	170,000	156,490
4.35%, 4/15/2030	245,000	220,733
4.85%, 3/29/2029 (a)	136,000	128,827
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	150,000	130,320
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,000,000	681,410
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	560,000	468,440
3.30%, 10/30/2024	200,000	193,812
3.75%, 7/28/2026	750,000	695,130
3.75%, 3/9/2027	100,000	91,499
3.80%, 1/31/2028	100,000	90,001
4.25%, 4/30/2025 (a)	200,000	193,454
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	100,000	94,886
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	525,000	509,350
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	150,000	132,717
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	155,000	147,306
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	100,000	90,412
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	165,000	161,297
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	365,000	343,947
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	50,000	44,316
1.15%, 5/13/2026	200,000	176,744
1.65%, 3/11/2031	120,000	88,576
2.45%, 3/3/2027 (a)	290,000	258,294
Security Description	Principal Amount	Value
2.90%, 3/3/2032	$400,000	$315,316
3.00%, 3/10/2025	50,000	47,885
3.20%, 3/2/2027	100,000	91,371
3.20%, 1/25/2028 (a)	25,000	22,437
3.25%, 5/22/2029	289,000	250,309
3.45%, 2/13/2026	140,000	132,331
3.63%, 4/1/2025	50,000	48,257
4.00%, 2/1/2029	331,000	303,802
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	265,000	259,446
5.88%, 8/24/2026	135,000	134,505
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	200,000	194,144
CI Financial Corp. 4.10%, 6/15/2051	100,000	57,533
CME Group, Inc.:
2.65%, 3/15/2032	70,000	57,007
3.00%, 3/15/2025	400,000	385,556
3.75%, 6/15/2028	400,000	377,724
5.30%, 9/15/2043	276,000	264,913
Credit Suisse USA, Inc. 7.13%, 7/15/2032	235,000	250,395
Discover Financial Services:
3.95%, 11/6/2024	150,000	145,897
4.10%, 2/9/2027	200,000	181,468
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	45,000	32,898
2.10%, 6/15/2030	600,000	479,862
3.00%, 6/15/2050	250,000	154,227
3.75%, 12/1/2025 (a)	200,000	192,266
3.75%, 9/21/2028 (a)	200,000	185,122
4.25%, 9/21/2048	158,000	123,959
5.20%, 6/15/2062	501,000	437,929
Invesco Finance PLC 5.38%, 11/30/2043	390,000	345,345
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	450,000	439,105
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	500,000	379,755
4.15%, 1/23/2030	70,000	61,678
4.85%, 1/15/2027	179,000	171,665
5.88%, 7/21/2028	110,000	107,623
6.25%, 1/15/2036 (a)	130,000	127,277
Lazard Group LLC:
3.75%, 2/13/2025	400,000	385,516
4.38%, 3/11/2029 (a)	51,000	46,931
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	93,649
2.95%, 6/1/2029 (a)	184,000	163,607
3.35%, 3/26/2030	300,000	268,188
3.85%, 3/26/2050	392,000	302,385
3.95%, 2/26/2048	199,000	157,077
4.88%, 3/9/2028 (a)	145,000	143,741
Nasdaq, Inc.:
5.35%, 6/28/2028 (a)	115,000	112,912

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 2/15/2034	$105,000	$100,169
5.95%, 8/15/2053	68,000	63,517
6.10%, 6/28/2063	950,000	879,671
Nomura Holdings, Inc.:
1.65%, 7/14/2026	125,000	110,494
1.85%, 7/16/2025	546,000	504,924
2.33%, 1/22/2027	637,000	560,707
2.61%, 7/14/2031 (a)	156,000	118,969
2.65%, 1/16/2025	250,000	238,597
2.71%, 1/22/2029	300,000	250,983
3.00%, 1/22/2032	200,000	155,092
6.09%, 7/12/2033 (a)	300,000	292,254
6.18%, 1/18/2033 (a)	100,000	98,386
ORIX Corp. 3.25%, 12/4/2024	75,000	72,437
Radian Group, Inc.:
4.88%, 3/15/2027	203,000	189,718
6.63%, 3/15/2025	210,000	208,776
Raymond James Financial, Inc.:
3.75%, 4/1/2051	100,000	67,874
4.95%, 7/15/2046	140,000	115,557
Synchrony Financial:
2.88%, 10/28/2031	100,000	70,838
3.70%, 8/4/2026	100,000	90,246
3.95%, 12/1/2027	296,000	260,116
4.50%, 7/23/2025	567,000	537,737
4.88%, 6/13/2025	319,000	304,578
5.15%, 3/19/2029	1,000	889
Visa, Inc.:
1.90%, 4/15/2027	185,000	165,956
2.00%, 8/15/2050	160,000	86,576
2.05%, 4/15/2030	75,000	61,942
2.70%, 4/15/2040	255,000	178,780
3.15%, 12/14/2025	608,000	580,573
3.65%, 9/15/2047	175,000	132,361
4.15%, 12/14/2035	50,000	45,034
4.30%, 12/14/2045	727,000	611,516
Voya Financial, Inc.:
3.65%, 6/15/2026	1,000,000	939,970
3 mo. USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	200,000	161,182
Western Union Co. 1.35%, 3/15/2026	540,000	480,994
		32,820,455
ELECTRIC — 7.9%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	108,464
4.70%, 5/15/2032	100,000	91,467
5.40%, 6/1/2033	70,000	66,688
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	92,000	52,783
Series M, 3.65%, 4/1/2050	100,000	70,522
3.75%, 12/1/2047	290,000	210,012
3.80%, 6/15/2049	181,000	130,937
5.40%, 3/15/2053	35,000	32,531
Security Description	Principal Amount	Value
AES Corp.:
1.38%, 1/15/2026	$200,000	$178,066
5.45%, 6/1/2028 (a)	50,000	48,261
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	100,000	76,394
3.00%, 3/15/2052	100,000	60,403
3.13%, 7/15/2051	75,000	45,743
3.45%, 10/1/2049	100,000	66,582
Series B, 3.70%, 12/1/2047	100,000	70,333
3.75%, 9/1/2027	100,000	94,346
3.75%, 3/1/2045	173,000	125,306
3.94%, 9/1/2032	25,000	22,021
4.30%, 1/2/2046	87,000	67,441
Series A, 4.30%, 7/15/2048	215,000	165,509
6.00%, 3/1/2039	92,000	90,711
Ameren Corp. 1.75%, 3/15/2028 (a)	300,000	254,514
Ameren Illinois Co.:
4.15%, 3/15/2046	151,000	116,617
4.95%, 6/1/2033	200,000	189,166
5.90%, 12/1/2052	85,000	84,944
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	800,000	654,024
5.63%, 3/1/2033	65,000	62,860
5.70%, 8/15/2025	90,000	89,463
5.95%, 11/1/2032	75,000	74,721
Appalachian Power Co.:
Series Y, 4.50%, 3/1/2049	255,000	193,752
7.00%, 4/1/2038	150,000	159,436
Arizona Public Service Co.:
2.20%, 12/15/2031	85,000	64,320
2.60%, 8/15/2029 (a)	321,000	274,179
3.15%, 5/15/2025	80,000	76,655
3.75%, 5/15/2046	30,000	20,489
4.35%, 11/15/2045	25,000	18,771
4.50%, 4/1/2042	135,000	106,576
5.05%, 9/1/2041 (a)	25,000	21,185
6.35%, 12/15/2032	100,000	102,370
Atlantic City Electric Co. 4.00%, 10/15/2028	230,000	214,811
Avangrid, Inc.:
3.20%, 4/15/2025	959,000	917,044
3.80%, 6/1/2029	50,000	44,408
Avista Corp. 4.00%, 4/1/2052	440,000	312,268
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	513,000	328,294
3.75%, 8/15/2047	227,000	161,765
4.25%, 9/15/2048	69,000	53,038
4.55%, 6/1/2052	150,000	120,102
5.40%, 6/1/2053	125,000	114,589

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	$50,000	$28,739
3.25%, 4/15/2028 (a)	9,000	8,141
3.80%, 7/15/2048	241,000	167,695
4.05%, 4/15/2025	246,000	239,646
4.50%, 2/1/2045	40,000	31,818
4.60%, 5/1/2053 (a)	300,000	233,343
5.95%, 5/15/2037	100,000	97,854
Black Hills Corp.:
2.50%, 6/15/2030	132,000	105,444
4.35%, 5/1/2033	230,000	196,406
6.15%, 5/15/2034	100,000	97,304
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	50,000	40,317
Series AF, 3.35%, 4/1/2051	25,000	16,658
Series AC, 4.25%, 2/1/2049	68,000	53,648
Series AI, 4.45%, 10/1/2032	100,000	91,771
Series AJ, COR, 4.85%, 10/1/2052	131,000	113,429
4.95%, 4/1/2033	100,000	94,969
CenterPoint Energy, Inc.:
3.70%, 9/1/2049	100,000	66,820
5.25%, 8/10/2026 (a)	100,000	98,621
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	100,000	93,270
4.97%, 5/1/2046	295,000	222,852
CMS Energy Corp. 5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	125,000	107,137
Commonwealth Edison Co.:
2.20%, 3/1/2030	200,000	162,934
Series 127, 3.20%, 11/15/2049	200,000	127,020
3.70%, 8/15/2028	50,000	46,361
Series 123, 3.75%, 8/15/2047	100,000	71,827
Series 133, 3.85%, 3/15/2052	50,000	35,908
4.90%, 2/1/2033 (a)	900,000	857,133
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	53,000	47,923
4.00%, 4/1/2048	50,000	38,107
4.30%, 4/15/2044	50,000	39,870
5.25%, 1/15/2053	90,000	82,059
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	2,200,000	1,768,316
3.70%, 11/15/2059	336,000	218,719
3.80%, 5/15/2028 (a)	43,000	40,119
Series 20B, 3.95%, 4/1/2050	224,000	165,567
Series C, 4.00%, 11/15/2057	139,000	98,527
Series A, 4.13%, 5/15/2049	30,000	22,248
Series C, 4.30%, 12/1/2056	165,000	121,409
4.50%, 12/1/2045	175,000	139,015
Security Description	Principal Amount	Value
Series 09-C, 5.50%, 12/1/2039	$125,000	$114,685
5.70%, 6/15/2040	120,000	112,511
6.15%, 11/15/2052	170,000	171,640
Constellation Energy Generation LLC:
5.60%, 3/1/2028	65,000	64,609
5.75%, 10/1/2041	70,000	63,046
COR, 6.13%, 1/15/2034	75,000	74,975
6.25%, 10/1/2039	275,000	266,445
Consumers Energy Co.:
3.10%, 8/15/2050	25,000	16,022
3.75%, 2/15/2050	50,000	36,193
4.20%, 9/1/2052	240,000	186,895
4.65%, 3/1/2028 (a)	50,000	48,793
4.90%, 2/15/2029	250,000	244,112
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	385,000	320,258
5.10%, 6/1/2065	100,000	85,848
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	190,000	146,610
Series A, 3.30%, 3/15/2025	100,000	96,319
Series B, 3.30%, 4/15/2041	35,000	23,835
Series C, 3.38%, 4/1/2030	379,000	325,974
Series C, 4.05%, 9/15/2042	189,000	138,386
4.25%, 6/1/2028	150,000	141,481
4.70%, 12/1/2044	115,000	91,564
5.38%, 11/15/2032	400,000	381,912
3 mo. USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	25,000	24,349
Series B, 5.95%, 6/15/2035	121,000	118,196
7.00%, 6/15/2038	200,000	207,914
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	38,000	32,850
2.95%, 3/1/2050	250,000	154,565
Series B, 3.65%, 3/1/2052	25,000	17,521
3.70%, 3/15/2045	100,000	72,196
3.70%, 6/1/2046	50,000	35,765
3.75%, 8/15/2047	100,000	72,094
Series A, 4.05%, 5/15/2048	57,000	43,224
5.20%, 4/1/2033	75,000	72,747
DTE Energy Co.:
Series C, 2.53%, 10/1/2024 (d)	166,000	160,125
Series C, 3.40%, 6/15/2029	50,000	44,038
4.22%, 11/1/2024 (d)	300,000	294,486
4.88%, 6/1/2028	265,000	255,868
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	525,000	438,333
2.55%, 4/15/2031	25,000	20,476
2.85%, 3/15/2032	20,000	16,322
3.20%, 8/15/2049	100,000	63,760
3.45%, 4/15/2051	750,000	502,507
3.88%, 3/15/2046	64,000	46,292
3.95%, 3/15/2048	370,000	271,765

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 1/15/2033	$215,000	$204,499
5.35%, 1/15/2053	100,000	91,524
6.05%, 4/15/2038	122,000	121,789
Duke Energy Corp.:
2.55%, 6/15/2031	117,000	92,693
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,069,000	792,653
3.50%, 6/15/2051	122,000	78,813
3.75%, 9/1/2046	39,000	26,891
4.20%, 6/15/2049	50,000	36,456
4.50%, 8/15/2032	70,000	62,945
5.00%, 12/8/2025 (a)	200,000	197,128
5.00%, 12/8/2027	50,000	48,804
5.00%, 8/15/2052	200,000	166,016
5.75%, 9/15/2033	150,000	147,111
6.10%, 9/15/2053	150,000	145,498
Duke Energy Florida LLC:
1.75%, 6/15/2030	50,000	39,240
2.50%, 12/1/2029	70,000	59,275
5.95%, 11/15/2052	26,000	25,563
6.35%, 9/15/2037	50,000	51,111
Duke Energy Indiana LLC:
2.75%, 4/1/2050	50,000	28,594
Series YYY, 3.25%, 10/1/2049	60,000	38,171
3.75%, 5/15/2046	100,000	70,511
5.40%, 4/1/2053	300,000	274,263
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	860,000	691,646
3.65%, 2/1/2029	150,000	137,460
3.70%, 6/15/2046	50,000	34,751
4.30%, 2/1/2049	32,000	24,706
5.25%, 4/1/2033 (a)	200,000	193,236
5.65%, 4/1/2053	60,000	56,571
Duke Energy Progress LLC:
2.50%, 8/15/2050	50,000	27,351
3.60%, 9/15/2047	125,000	87,001
3.70%, 10/15/2046	50,000	34,810
4.15%, 12/1/2044	100,000	76,303
4.20%, 8/15/2045	140,000	106,855
Edison International:
4.13%, 3/15/2028	101,000	92,785
4.70%, 8/15/2025	25,000	24,320
5.25%, 11/15/2028	125,000	120,264
5.75%, 6/15/2027 (a)	144,000	142,505
El Paso Electric Co. 5.00%, 12/1/2044 (a)	25,000	20,215
Emera U.S. Finance LP 4.75%, 6/15/2046	166,000	122,579
Enel Americas SA 4.00%, 10/25/2026 (a)	414,000	385,049
Enel Chile SA 4.88%, 6/12/2028	488,000	463,737
Entergy Arkansas LLC 5.15%, 1/15/2033	15,000	14,398
Security Description	Principal Amount	Value
Entergy Corp.:
0.90%, 9/15/2025	$25,000	$22,698
2.40%, 6/15/2031	235,000	183,436
2.80%, 6/15/2030	221,000	183,826
Entergy Louisiana LLC:
0.95%, 10/1/2024	300,000	285,690
2.35%, 6/15/2032	50,000	38,450
2.40%, 10/1/2026	40,000	36,476
2.90%, 3/15/2051	230,000	135,242
3.12%, 9/1/2027	267,000	244,524
3.25%, 4/1/2028	200,000	181,106
4.20%, 9/1/2048	737,000	557,061
4.75%, 9/15/2052	65,000	53,138
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	65,687
3.85%, 6/1/2049	155,000	111,030
5.00%, 9/1/2033	50,000	46,988
Entergy Texas, Inc.:
4.00%, 3/30/2029	25,000	23,004
4.50%, 3/30/2039	63,000	52,508
5.80%, 9/1/2053	55,000	52,429
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	16,030
4.10%, 4/1/2043	100,000	74,815
4.25%, 12/1/2045	400,000	304,208
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	45,000	36,301
4.95%, 4/15/2033	125,000	117,220
Evergy, Inc. 2.90%, 9/15/2029	500,000	426,835
Eversource Energy:
Series Q, 0.80%, 8/15/2025	223,000	203,131
2.90%, 3/1/2027	65,000	59,284
Series H, 3.15%, 1/15/2025	25,000	24,170
Series M, 3.30%, 1/15/2028	100,000	91,012
4.60%, 7/1/2027	70,000	67,341
4.75%, 5/15/2026	100,000	97,762
5.13%, 5/15/2033	450,000	419,251
5.45%, 3/1/2028 (a)	360,000	356,238
Exelon Corp.:
3.40%, 4/15/2026	200,000	189,410
3.95%, 6/15/2025	90,000	86,997
4.05%, 4/15/2030	150,000	135,052
4.70%, 4/15/2050	300,000	238,971
5.10%, 6/15/2045	650,000	556,094
5.15%, 3/15/2028	199,000	195,315
5.30%, 3/15/2033 (a)	100,000	95,280
5.60%, 3/15/2053	289,000	263,088
5.63%, 6/15/2035	200,000	191,632
Florida Power & Light Co.:
2.85%, 4/1/2025	381,000	365,699
2.88%, 12/4/2051	1,155,000	701,455
3.13%, 12/1/2025	62,000	59,059
Series A, 3.30%, 5/30/2027	200,000	185,404

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 12/1/2047	$160,000	$116,034
3.95%, 3/1/2048	221,000	168,086
4.05%, 6/1/2042	50,000	39,783
4.05%, 10/1/2044	129,000	100,860
4.13%, 2/1/2042	75,000	60,649
4.13%, 6/1/2048	85,000	66,090
4.40%, 5/15/2028	150,000	144,729
4.45%, 5/15/2026	100,000	97,851
4.80%, 5/15/2033	200,000	188,864
5.05%, 4/1/2028 (a)	85,000	83,943
5.10%, 4/1/2033 (a)	125,000	120,940
5.25%, 2/1/2041	78,000	72,732
5.30%, 4/1/2053	400,000	371,608
5.69%, 3/1/2040	25,000	24,601
5.95%, 2/1/2038	25,000	25,200
5.96%, 4/1/2039	64,000	64,279
Fortis, Inc. 3.06%, 10/4/2026	100,000	91,670
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	455,000	386,409
Series B, 3.70%, 1/30/2050	29,000	20,268
4.30%, 3/15/2042	100,000	80,085
4.30%, 3/15/2043	144,000	113,774
4.65%, 5/16/2028	250,000	240,855
4.70%, 5/15/2032	82,000	75,940
5.13%, 5/15/2052	50,000	44,169
Iberdrola International BV 6.75%, 7/15/2036 (a)	200,000	213,152
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	175,000	136,134
Series MTN, 5.50%, 3/15/2053	45,000	41,443
5.80%, 4/1/2054	100,000	95,783
Indiana Michigan Power Co.:
3.25%, 5/1/2051	50,000	31,428
Series K, 4.55%, 3/15/2046	100,000	81,235
5.63%, 4/1/2053	95,000	89,315
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	48,411
5.70%, 10/15/2033	145,000	142,671
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	70,000	61,316
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	110,000	107,470
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	60,000	58,734
MidAmerican Energy Co.:
3.15%, 4/15/2050	325,000	206,316
3.65%, 4/15/2029	100,000	91,473
3.65%, 8/1/2048	250,000	178,035
4.25%, 7/15/2049	132,000	102,960
4.80%, 9/15/2043	50,000	42,664
5.35%, 1/15/2034	125,000	123,296
Security Description	Principal Amount	Value
Mississippi Power Co. 3.95%, 3/30/2028	$1,000,000	$933,920
National Grid PLC 5.60%, 6/12/2028	400,000	395,604
National Rural Utilities Cooperative Finance Corp.:
Series D, 1.00%, 10/18/2024	30,000	28,547
Series MTN, 1.88%, 2/7/2025	400,000	379,632
2.75%, 4/15/2032	15,000	11,888
2.85%, 1/27/2025	90,000	86,742
Series MTN, 3.45%, 6/15/2025	175,000	168,443
3.70%, 3/15/2029	1,100,000	1,003,563
4.40%, 11/1/2048	59,000	45,982
4.80%, 3/15/2028 (a)	331,000	322,851
Series MTN, 5.05%, 9/15/2028	500,000	490,635
5.80%, 1/15/2033	100,000	99,865
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030 (a)	150,000	122,328
Series CC, 3.70%, 5/1/2029	73,000	66,205
6.00%, 3/15/2054	80,000	78,207
Series N, 6.65%, 4/1/2036	500,000	510,375
Series R, 6.75%, 7/1/2037	300,000	313,320
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	415,000	351,165
2.25%, 6/1/2030	547,000	437,540
2.44%, 1/15/2032	230,000	177,928
2.75%, 11/1/2029	143,000	121,440
3.50%, 4/1/2029	150,000	134,166
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	190,000	160,584
4.63%, 7/15/2027	150,000	144,520
5.00%, 7/15/2032	180,000	168,334
5.05%, 2/28/2033	200,000	186,652
5.25%, 2/28/2053 (a)	45,000	38,939
6.05%, 3/1/2025	405,000	405,636
Northern States Power Co.:
2.25%, 4/1/2031	400,000	319,624
2.90%, 3/1/2050	100,000	61,335
3.20%, 4/1/2052	450,000	287,298
3.40%, 8/15/2042	20,000	14,292
3.60%, 5/15/2046	50,000	34,923
4.50%, 6/1/2052	35,000	28,473
5.10%, 5/15/2053	70,000	62,556
5.35%, 11/1/2039	100,000	94,232
6.20%, 7/1/2037	30,000	30,626
NSTAR Electric Co.:
4.40%, 3/1/2044	250,000	202,840
4.95%, 9/15/2052	295,000	255,025
Oglethorpe Power Corp. 5.05%, 10/1/2048	555,000	453,718

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ohio Edison Co. 6.88%, 7/15/2036	$400,000	$418,200
Ohio Power Co. Series P, 2.60%, 4/1/2030	50,000	41,360
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	21,307
4.15%, 4/1/2047	600,000	448,200
5.40%, 1/15/2033	70,000	67,578
5.60%, 4/1/2053	200,000	186,346
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025 (a)	100,000	90,697
2.75%, 5/15/2030	40,000	33,716
3.70%, 5/15/2050	100,000	71,165
3.75%, 4/1/2045	34,000	25,165
4.10%, 11/15/2048	160,000	122,336
4.30%, 5/15/2028 (c)	350,000	333,728
4.55%, 9/15/2032	85,000	78,143
4.95%, 9/15/2052	15,000	13,095
4.95%, 9/15/2052 (c)	350,000	304,423
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	985,000	747,970
3.25%, 6/1/2031	80,000	63,646
3.30%, 12/1/2027 (a)	175,000	154,464
3.30%, 8/1/2040	184,000	118,121
3.45%, 7/1/2025 (a)	339,000	321,725
3.50%, 8/1/2050	160,000	95,366
3.75%, 8/15/2042	26,000	16,685
4.00%, 12/1/2046	100,000	63,175
4.20%, 3/1/2029	70,000	61,825
4.25%, 3/15/2046	30,000	19,758
4.30%, 3/15/2045	100,000	67,316
4.40%, 3/1/2032 (a)	800,000	676,200
4.45%, 4/15/2042	50,000	35,428
4.50%, 7/1/2040	180,000	133,934
4.55%, 7/1/2030	310,000	273,637
4.60%, 6/15/2043	50,000	35,871
4.65%, 8/1/2028	75,000	68,522
4.75%, 2/15/2044	260,000	191,604
4.95%, 6/8/2025	50,000	48,804
4.95%, 7/1/2050	417,000	311,311
5.25%, 3/1/2052	200,000	153,234
5.45%, 6/15/2027	100,000	96,141
5.90%, 6/15/2032	345,000	321,136
6.15%, 1/15/2033	70,000	66,416
6.40%, 6/15/2033	340,000	328,022
6.70%, 4/1/2053	65,000	60,913
6.75%, 1/15/2053	190,000	178,400
PacifiCorp:
3.30%, 3/15/2051	150,000	89,919
4.13%, 1/15/2049	29,000	20,436
4.15%, 2/15/2050	275,000	193,652
5.35%, 12/1/2053	50,000	41,470
5.50%, 5/15/2054 (a)	270,000	228,760
6.00%, 1/15/2039	185,000	174,533
Security Description	Principal Amount	Value
6.25%, 10/15/2037	$68,000	$67,495
6.35%, 7/15/2038	85,000	84,001
PECO Energy Co.:
2.85%, 9/15/2051	30,000	17,590
3.00%, 9/15/2049	95,000	59,092
3.70%, 9/15/2047	30,000	21,680
4.38%, 8/15/2052	115,000	91,786
4.60%, 5/15/2052	105,000	86,478
4.90%, 6/15/2033 (a)	145,000	137,849
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (a)	300,000	281,247
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,200,000	1,092,732
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	96,872
7.00%, 10/30/2031	77,000	81,073
7.75%, 3/1/2031	414,000	450,941
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	50,000	38,786
4.05%, 9/15/2049	144,000	104,856
4.10%, 6/15/2048	650,000	476,235
5.25%, 4/1/2053	129,000	112,449
Series 17, 6.25%, 9/1/2037	10,000	10,049
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	60,000	47,392
5.15%, 1/15/2053	150,000	135,166
COR, 5.35%, 10/1/2033	200,000	196,520
Public Service Co. of Oklahoma 5.25%, 1/15/2033	100,000	94,954
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	75,000	38,488
Series MTN, 2.45%, 1/15/2030	100,000	83,533
Series MTN, 3.60%, 12/1/2047	100,000	71,524
Series MTN, 3.80%, 3/1/2046	100,000	74,090
Series MTN, 3.85%, 5/1/2049	60,000	44,357
Series MTN, 4.65%, 3/15/2033	120,000	112,754
Series MTN, 4.90%, 12/15/2032	500,000	478,730
5.20%, 8/1/2033	200,000	194,760
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	300,000	274,020
1.60%, 8/15/2030	100,000	76,528
5.85%, 11/15/2027 (a)	200,000	201,124
Puget Energy, Inc.:
2.38%, 6/15/2028	69,000	58,963
4.10%, 6/15/2030	295,000	256,727

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	$112,000	$85,344
5.45%, 6/1/2053	250,000	229,212
5.64%, 4/15/2041	20,000	18,613
5.80%, 3/15/2040	100,000	94,575
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	291,000	269,373
Series WWW, 2.95%, 8/15/2051	300,000	181,365
Series XXX, 3.00%, 3/15/2032	100,000	82,217
Series RRR, 3.75%, 6/1/2047	284,000	201,180
Series TTT, 4.10%, 6/15/2049	35,000	25,850
4.95%, 8/15/2028	100,000	97,283
5.35%, 4/1/2053	125,000	113,131
Sempra:
3.25%, 6/15/2027	245,000	223,749
3.30%, 4/1/2025	45,000	43,252
3.40%, 2/1/2028	295,000	268,350
3.70%, 4/1/2029	267,000	240,145
4.00%, 2/1/2048	217,000	156,127
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	454,000	368,548
5.50%, 8/1/2033	275,000	263,227
Sierra Pacific Power Co. COR, 5.90%, 3/15/2054 (c)	50,000	47,883
Southern California Edison Co.:
2.25%, 6/1/2030	1,206,000	966,078
Series G, 2.50%, 6/1/2031	50,000	39,852
2.85%, 8/1/2029	1,000	860
Series 20A, 2.95%, 2/1/2051	100,000	59,024
Series C, 3.60%, 2/1/2045	135,000	92,391
Series H, 3.65%, 6/1/2051	290,000	192,522
Series E, 3.70%, 8/1/2025	581,000	558,649
Series 2013-A, 3.90%, 3/15/2043	122,000	88,976
4.00%, 4/1/2047	339,000	245,453
4.05%, 3/15/2042	200,000	149,428
Series C, 4.13%, 3/1/2048	118,000	86,927
Series A, 4.20%, 3/1/2029	75,000	69,731
4.65%, 10/1/2043	87,000	70,697
Series B, 4.88%, 3/1/2049	140,000	114,198
4.90%, 6/1/2026	200,000	196,512
5.88%, 12/1/2053	200,000	188,420
Series 2008-A, 5.95%, 2/1/2038	120,000	115,847
Series 2004-B, 6.00%, 1/15/2034	150,000	148,957
6.05%, 3/15/2039	225,000	216,949
Southern Co.:
3.25%, 7/1/2026	100,000	93,749
Series A, 3.70%, 4/30/2030	348,000	307,768
Security Description	Principal Amount	Value
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	$145,000	$126,570
4.40%, 7/1/2046	418,000	323,862
4.85%, 6/15/2028	200,000	193,230
5.20%, 6/15/2033	545,000	514,573
5.70%, 10/15/2032	65,000	63,777
Southern Power Co.:
Series F, 4.95%, 12/15/2046	61,000	48,956
5.15%, 9/15/2041	250,000	214,730
Southwestern Electric Power Co.:
3.25%, 11/1/2051	80,000	48,090
Series L, 3.85%, 2/1/2048	250,000	170,612
Series M, 4.10%, 9/15/2028	175,000	162,330
5.30%, 4/1/2033	250,000	236,050
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	32,000	19,671
3.70%, 8/15/2047	300,000	205,650
4.50%, 8/15/2041	175,000	140,418
System Energy Resources, Inc. 6.00%, 4/15/2028	170,000	166,127
Tampa Electric Co.:
2.40%, 3/15/2031	387,000	307,576
3.45%, 3/15/2051	25,000	16,059
3.63%, 6/15/2050	30,000	20,292
4.10%, 6/15/2042	173,000	132,582
4.30%, 6/15/2048	150,000	113,860
4.35%, 5/15/2044	100,000	76,853
5.00%, 7/15/2052	100,000	84,410
Tucson Electric Power Co.:
3.25%, 5/1/2051	400,000	244,372
4.00%, 6/15/2050	110,000	77,836
4.85%, 12/1/2048	36,000	29,166
5.50%, 4/15/2053	100,000	90,450
Union Electric Co.:
2.15%, 3/15/2032	100,000	76,543
3.65%, 4/15/2045	104,000	73,041
4.00%, 4/1/2048	70,000	51,426
5.45%, 3/15/2053	204,000	188,272
Virginia Electric & Power Co.:
2.45%, 12/15/2050	100,000	53,352
Series A, 2.88%, 7/15/2029	160,000	139,243
Series A, 3.10%, 5/15/2025	50,000	47,927
Series A, 3.15%, 1/15/2026	360,000	340,690
Series A, 3.80%, 4/1/2028	104,000	96,849
Series B, 3.80%, 9/15/2047	250,000	177,012
Series C, 4.00%, 11/15/2046	169,000	122,907
4.45%, 2/15/2044	250,000	198,557
Series C, 4.63%, 5/15/2052	206,000	166,205
Series D, 4.65%, 8/15/2043	460,000	376,137
5.00%, 4/1/2033	200,000	187,278
5.30%, 8/15/2033	200,000	191,666
Series A, 6.00%, 5/15/2037	20,000	19,817

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
WEC Energy Group, Inc.:
2.20%, 12/15/2028	$50,000	$42,413
4.75%, 1/9/2026	400,000	391,756
4.75%, 1/15/2028	250,000	241,507
5.60%, 9/12/2026	65,000	65,011
Wisconsin Electric Power Co. 4.75%, 9/30/2032	70,000	65,903
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	24,757
3.65%, 4/1/2050	125,000	84,707
4.95%, 4/1/2033	110,000	103,290
Wisconsin Public Service Corp. 5.35%, 11/10/2025	155,000	154,523
Xcel Energy, Inc.:
1.75%, 3/15/2027	190,000	167,097
2.60%, 12/1/2029	200,000	167,808
3.30%, 6/1/2025	35,000	33,530
4.60%, 6/1/2032	314,000	284,804
5.45%, 8/15/2033 (a)	200,000	190,994
		75,309,206
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	221,000	172,108
Emerson Electric Co.:
1.80%, 10/15/2027	197,000	172,233
1.95%, 10/15/2030 (a)	211,000	168,488
2.75%, 10/15/2050	53,000	31,423
2.80%, 12/21/2051	1,035,000	623,608
		1,167,860
ELECTRONICS — 0.9%
Agilent Technologies, Inc. 2.30%, 3/12/2031 (a)	250,000	197,632
Allegion PLC 3.50%, 10/1/2029	682,000	595,331
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	85,000	79,767
Amphenol Corp.:
2.20%, 9/15/2031	1,000	782
2.80%, 2/15/2030	750,000	637,485
4.35%, 6/1/2029	50,000	47,455
4.75%, 3/30/2026	65,000	63,799
Arrow Electronics, Inc. 3.88%, 1/12/2028	200,000	182,644
Avnet, Inc.:
3.00%, 5/15/2031	150,000	116,421
4.63%, 4/15/2026	99,000	95,174
6.25%, 3/15/2028	100,000	99,575
Flex Ltd.:
3.75%, 2/1/2026	107,000	101,567
4.75%, 6/15/2025	24,000	23,401
4.88%, 6/15/2029	200,000	186,708
4.88%, 5/12/2030	450,000	418,545
Fortive Corp.:
3.15%, 6/15/2026	322,000	301,044
Security Description	Principal Amount	Value
4.30%, 6/15/2046 (a)	$151,000	$113,381
Honeywell International, Inc.:
1.35%, 6/1/2025	250,000	233,915
1.75%, 9/1/2031	258,000	197,876
1.95%, 6/1/2030	115,000	92,954
2.70%, 8/15/2029	475,000	414,257
3.81%, 11/21/2047	140,000	106,536
4.25%, 1/15/2029 (a)	90,000	85,930
4.50%, 1/15/2034	175,000	162,424
4.85%, 11/1/2024	200,000	198,656
4.95%, 2/15/2028 (a)	50,000	49,783
5.00%, 2/15/2033	85,000	82,379
5.70%, 3/15/2036	50,000	50,377
5.70%, 3/15/2037	50,000	50,541
Hubbell, Inc. 3.15%, 8/15/2027	53,000	48,692
Jabil, Inc.:
1.70%, 4/15/2026	50,000	44,930
3.00%, 1/15/2031	800,000	647,528
5.45%, 2/1/2029	125,000	121,317
Keysight Technologies, Inc. 3.00%, 10/30/2029	50,000	42,901
Legrand France SA 8.50%, 2/15/2025	425,000	440,742
TD SYNNEX Corp.:
2.38%, 8/9/2028	50,000	41,115
2.65%, 8/9/2031	154,000	114,918
Trimble, Inc.:
4.90%, 6/15/2028	500,000	477,510
6.10%, 3/15/2033	300,000	294,333
Tyco Electronics Group SA:
3.70%, 2/15/2026 (a)	413,000	395,902
4.50%, 2/13/2026	70,000	68,408
Vontier Corp.:
1.80%, 4/1/2026	215,000	192,612
2.40%, 4/1/2028	100,000	83,032
2.95%, 4/1/2031	75,000	57,708
		8,057,987
ENGINEERING & CONSTRUCTION — 0.0% (e)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	200,000	199,394
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	140,000	134,974
3.76%, 3/15/2027	485,000	447,684
4.05%, 3/15/2029 (a)	308,000	274,742
4.28%, 3/15/2032 (a)	1,245,000	1,056,607
5.05%, 3/15/2042 (a)	615,000	475,727
5.14%, 3/15/2052	440,000	326,440
5.39%, 3/15/2062	212,000	156,306
		2,872,480
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	75,673

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Republic Services, Inc.:
2.30%, 3/1/2030	$100,000	$82,351
3.38%, 11/15/2027	200,000	184,730
4.88%, 4/1/2029	110,000	106,928
5.00%, 4/1/2034	85,000	80,443
Veralto Corp. 5.35%, 9/18/2028 (c)	250,000	247,097
Waste Connections, Inc.:
2.95%, 1/15/2052	133,000	80,900
3.05%, 4/1/2050	292,000	184,448
3.50%, 5/1/2029	115,000	104,211
4.20%, 1/15/2033	105,000	93,549
Waste Management, Inc.:
0.75%, 11/15/2025	50,000	45,329
1.50%, 3/15/2031	30,000	22,740
2.50%, 11/15/2050	35,000	19,820
2.95%, 6/1/2041	35,000	24,002
4.15%, 4/15/2032	150,000	136,531
4.63%, 2/15/2033 (a)	400,000	372,336
4.88%, 2/15/2034	250,000	236,440
		2,097,528
FOOD — 1.3%
Campbell Soup Co.:
3.95%, 3/15/2025	150,000	145,685
4.15%, 3/15/2028	232,000	217,832
4.80%, 3/15/2048	50,000	40,463
Conagra Brands, Inc.:
1.38%, 11/1/2027	125,000	104,526
4.60%, 11/1/2025	200,000	194,502
4.85%, 11/1/2028	225,000	214,292
5.30%, 10/1/2026	120,000	118,591
5.40%, 11/1/2048	158,000	133,433
General Mills, Inc.:
2.88%, 4/15/2030 (a)	131,000	110,484
4.00%, 4/17/2025	565,000	549,095
4.20%, 4/17/2028 (a)	150,000	141,327
4.95%, 3/29/2033	190,000	177,644
5.24%, 11/18/2025 (a)	30,000	29,729
Hershey Co.:
0.90%, 6/1/2025	500,000	463,630
3.13%, 11/15/2049 (a)	30,000	19,782
4.25%, 5/4/2028 (a)	140,000	135,317
4.50%, 5/4/2033 (a)	145,000	136,696
Hormel Foods Corp.:
1.80%, 6/11/2030	100,000	80,243
3.05%, 6/3/2051	85,000	54,528
Ingredion, Inc. 2.90%, 6/1/2030	120,000	100,139
J M Smucker Co.:
2.38%, 3/15/2030	30,000	24,404
4.25%, 3/15/2035	317,000	266,581
Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl:
COR, 6.75%, 3/15/2034 (a) (c)	$350,000	$340,568
COR, 7.25%, 11/15/2053 (c)	400,000	386,440
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.00%, 5/15/2032	100,000	75,305
5.13%, 2/1/2028	240,000	228,086
6.50%, 12/1/2052 (a)	201,000	179,744
Kellogg Co.:
2.10%, 6/1/2030	50,000	39,732
3.25%, 4/1/2026	400,000	378,404
3.40%, 11/15/2027	63,000	57,791
5.25%, 3/1/2033	35,000	33,272
Series B, 7.45%, 4/1/2031	25,000	27,232
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	275,000	257,584
3.75%, 4/1/2030 (a)	100,000	89,277
4.38%, 6/1/2046	293,000	227,265
4.63%, 10/1/2039	60,000	50,579
5.00%, 6/4/2042	190,000	164,470
5.20%, 7/15/2045	1,125,000	978,806
5.50%, 6/1/2050	205,000	186,429
6.50%, 2/9/2040	280,000	282,736
6.88%, 1/26/2039	110,000	115,404
Kroger Co.:
1.70%, 1/15/2031	750,000	564,075
2.20%, 5/1/2030	157,000	125,481
2.65%, 10/15/2026	85,000	77,898
3.50%, 2/1/2026	647,000	615,737
4.50%, 1/15/2029 (a)	100,000	95,019
5.15%, 8/1/2043	78,000	66,112
6.90%, 4/15/2038	75,000	78,895
McCormick & Co., Inc.:
0.90%, 2/15/2026	305,000	272,887
2.50%, 4/15/2030	429,000	350,180
Mondelez International, Inc.:
1.50%, 5/4/2025 (a)	185,000	173,038
2.75%, 4/13/2030 (a)	750,000	630,360
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	93,000	71,992
4.25%, 4/15/2031	114,000	95,189
6.25%, 7/1/2033	1,000	941
6.88%, 5/15/2034	250,000	245,468
Sysco Corp.:
2.45%, 12/14/2031	70,000	54,733
3.15%, 12/14/2051	130,000	79,778
3.25%, 7/15/2027	41,000	37,643
6.60%, 4/1/2040 (a)	96,000	97,998
6.60%, 4/1/2050	571,000	588,986
Tyson Foods, Inc.:
3.55%, 6/2/2027	300,000	277,956
4.35%, 3/1/2029 (a)	176,000	163,761

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 6/2/2047	$71,000	$53,393
5.10%, 9/28/2048	520,000	422,661
		12,798,228
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	100,000	90,275
Georgia-Pacific LLC 7.75%, 11/15/2029	100,000	110,070
International Paper Co. 4.80%, 6/15/2044	300,000	245,121
Suzano Austria GmbH:
5.00%, 1/15/2030	298,000	271,031
6.00%, 1/15/2029	202,000	196,467
Suzano International Finance BV:
4.00%, 1/14/2025	75,000	72,764
5.50%, 1/17/2027 (a)	125,000	122,604
		1,108,332
GAS — 0.5%
Atmos Energy Corp.:
2.85%, 2/15/2052	100,000	59,816
5.75%, 10/15/2052	342,000	334,004
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	100,000	74,304
5.25%, 3/1/2028 (a)	100,000	98,668
5.40%, 3/1/2033	100,000	96,258
5.85%, 1/15/2041 (a)	225,000	214,956
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	48,077
National Fuel Gas Co.:
5.50%, 1/15/2026	50,000	49,160
5.50%, 10/1/2026	195,000	192,289
NiSource, Inc.:
0.95%, 8/15/2025	421,000	383,603
2.95%, 9/1/2029	75,000	64,583
3.60%, 5/1/2030	36,000	31,366
5.00%, 6/15/2052	100,000	83,304
5.25%, 3/30/2028	270,000	264,622
5.25%, 2/15/2043	133,000	117,137
5.40%, 6/30/2033	150,000	143,184
5.65%, 2/1/2045	33,000	29,909
5.95%, 6/15/2041	72,000	69,001
ONE Gas, Inc. 4.50%, 11/1/2048	74,000	56,766
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	91,000	56,170
3.64%, 11/1/2046	200,000	131,200
5.05%, 5/15/2052	50,000	41,239
5.40%, 6/15/2033	175,000	166,933
Southern California Gas Co.:
Series MM, 5.13%, 11/15/2040	250,000	223,512
Security Description	Principal Amount	Value
5.20%, 6/1/2033	$200,000	$189,136
6.35%, 11/15/2052	95,000	97,228
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	46,000	32,017
5.15%, 9/15/2032	15,000	14,134
5.75%, 9/15/2033	155,000	152,002
Southwest Gas Corp.:
2.20%, 6/15/2030	63,000	49,435
3.80%, 9/29/2046 (a)	50,000	33,698
5.45%, 3/23/2028	615,000	605,283
Spire Missouri, Inc. 4.80%, 2/15/2033	20,000	18,782
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	50,000	33,259
Series K, 3.80%, 9/15/2046	190,000	131,518
		4,386,553
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	40,000	31,319
4.63%, 6/15/2028	50,000	47,054
Regal Rexnord Corp.:
6.05%, 2/15/2026 (c)	352,000	347,487
6.05%, 4/15/2028 (c)	172,000	167,227
6.30%, 2/15/2030 (c)	125,000	121,133
6.40%, 4/15/2033 (c)	150,000	144,401
Snap-on, Inc. 4.10%, 3/1/2048	100,000	78,060
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	250,000	200,307
3.40%, 3/1/2026	250,000	236,310
4.25%, 11/15/2028	198,000	184,393
5.20%, 9/1/2040 (a)	43,000	37,382
		1,595,073
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	175,000	149,002
1.40%, 6/30/2030 (a)	100,000	79,261
2.95%, 3/15/2025	315,000	304,079
3.75%, 11/30/2026	534,000	512,213
3.88%, 9/15/2025	120,000	116,813
4.75%, 4/15/2043	100,000	90,426
4.90%, 11/30/2046	200,000	182,592
6.15%, 11/30/2037	135,000	144,009
Baxter International, Inc.:
1.32%, 11/29/2024	200,000	189,352
1.92%, 2/1/2027	200,000	176,474
2.27%, 12/1/2028 (a)	116,000	97,808
2.54%, 2/1/2032 (a)	170,000	131,655
3.13%, 12/1/2051	36,000	21,376
3.95%, 4/1/2030	200,000	177,996
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	96,829

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 6/1/2030 (a)	$1,200,000	$1,002,984
4.70%, 3/1/2049 (a)	85,000	71,232
Danaher Corp.:
2.80%, 12/10/2051	275,000	166,290
3.35%, 9/15/2025	450,000	432,189
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	413,000	346,016
DH Europe Finance II Sarl:
2.20%, 11/15/2024	43,000	41,339
2.60%, 11/15/2029	120,000	102,929
Edwards Lifesciences Corp. 4.30%, 6/15/2028	200,000	188,458
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	325,000	322,962
5.65%, 11/15/2027	100,000	99,813
5.86%, 3/15/2030	500,000	495,690
5.91%, 11/22/2032	300,000	297,531
6.38%, 11/22/2052	300,000	304,152
Koninklijke Philips NV 6.88%, 3/11/2038 (a)	135,000	140,008
Medtronic Global Holdings SCA 4.50%, 3/30/2033	200,000	186,142
Medtronic, Inc. 4.63%, 3/15/2045 (a)	350,000	306,687
Revvity, Inc.:
2.55%, 3/15/2031	200,000	157,632
3.30%, 9/15/2029	224,000	193,991
3.63%, 3/15/2051	119,000	76,214
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	100,000	80,957
Stryker Corp.:
1.15%, 6/15/2025	65,000	60,267
1.95%, 6/15/2030	15,000	12,010
3.50%, 3/15/2026	535,000	509,946
4.10%, 4/1/2043	164,000	127,817
4.63%, 3/15/2046	100,000	84,047
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	200,000	190,708
1.75%, 10/15/2028 (a)	300,000	253,554
2.60%, 10/1/2029	300,000	257,679
4.10%, 8/15/2047	421,000	335,773
4.80%, 11/21/2027 (a)	70,000	69,114
5.09%, 8/10/2033	300,000	289,854
5.30%, 2/1/2044	50,000	46,948
5.40%, 8/10/2043 (a)	85,000	81,009
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	100,000	94,992
2.60%, 11/24/2031	50,000	39,365
3.05%, 1/15/2026	99,000	93,207
3.55%, 4/1/2025	110,000	106,060
		10,135,451
HEALTH CARE SERVICES — 3.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	200,000	119,258
Security Description	Principal Amount	Value
Adventist Health System:
2.95%, 3/1/2029	$261,000	$225,841
5.43%, 3/1/2032	40,000	38,629
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	500,000	404,080
3.83%, 8/15/2028	67,000	62,736
Aetna, Inc.:
3.50%, 11/15/2024	100,000	97,333
3.88%, 8/15/2047	835,000	583,498
4.13%, 11/15/2042	200,000	148,944
4.75%, 3/15/2044	150,000	122,019
AHS Hospital Corp. 5.02%, 7/1/2045	250,000	223,252
Allina Health System:
Series 2021, 2.90%, 11/15/2051	100,000	59,851
Series 2019, 3.89%, 4/15/2049	25,000	18,601
Ascension Health:
Series B, 2.53%, 11/15/2029	824,000	701,834
3.95%, 11/15/2046	90,000	69,373
4.85%, 11/15/2053	50,000	44,268
Banner Health:
2.91%, 1/1/2051	25,000	14,843
Series 2020, 3.18%, 1/1/2050 (a)	70,000	45,213
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	32,994
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	200,000	146,816
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	32,000	24,797
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	146,000	90,916
3.46%, 6/1/2030	500,000	446,215
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	60,788
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	130,000	102,016
Centene Corp.:
2.50%, 3/1/2031	300,000	230,691
2.63%, 8/1/2031 (a)	150,000	114,849
3.00%, 10/15/2030	300,000	241,926
3.38%, 2/15/2030	1,175,000	980,443
4.25%, 12/15/2027	200,000	184,244
4.63%, 12/15/2029	525,000	473,571

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Children's Health System of Texas 2.51%, 8/15/2050	$130,000	$71,884
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	59,115
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	50,000	39,246
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	100,000	82,278
CHRISTUS Health Series C, 4.34%, 7/1/2028	34,000	32,158
City of Hope:
Series 2018, 4.38%, 8/15/2048	193,000	144,960
Series 2013, 5.62%, 11/15/2043	110,000	99,651
Cleveland Clinic Foundation 4.86%, 1/1/2114	255,000	206,744
CommonSpirit Health:
1.55%, 10/1/2025	50,000	45,859
2.76%, 10/1/2024	290,000	280,839
2.78%, 10/1/2030	580,000	478,262
3.35%, 10/1/2029	269,000	233,826
AGM, 3.82%, 10/1/2049	110,000	77,644
3.91%, 10/1/2050	40,000	28,228
4.35%, 11/1/2042	250,000	201,285
6.07%, 11/1/2027	80,000	80,698
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	20,000	12,000
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	49,240
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	180,202
Dignity Health 5.27%, 11/1/2064	100,000	84,835
Elevance Health, Inc.:
1.50%, 3/15/2026	300,000	271,848
2.38%, 1/15/2025	300,000	286,461
2.55%, 3/15/2031	311,000	251,717
3.13%, 5/15/2050	1,300,000	815,152
3.35%, 12/1/2024	207,000	200,906
4.10%, 3/1/2028	50,000	47,087
4.10%, 5/15/2032	75,000	66,682
4.65%, 8/15/2044	210,000	173,315
4.75%, 2/15/2033	200,000	186,144
5.10%, 1/15/2044	446,000	388,341
5.13%, 2/15/2053 (a)	535,000	474,609
5.35%, 10/15/2025	90,000	89,423
5.50%, 10/15/2032	150,000	147,601
Security Description	Principal Amount	Value
6.10%, 10/15/2052	$55,000	$54,952
6.38%, 6/15/2037	100,000	101,088
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	50,000	30,298
4.21%, 7/1/2048	100,000	79,302
4.50%, 7/1/2057	100,000	79,701
HCA, Inc.:
2.38%, 7/15/2031	400,000	305,824
3.38%, 3/15/2029	250,000	219,107
3.50%, 9/1/2030	150,000	127,078
3.50%, 7/15/2051	262,000	163,323
3.63%, 3/15/2032	200,000	165,854
4.13%, 6/15/2029	158,000	142,832
4.38%, 3/15/2042	125,000	95,394
4.50%, 2/15/2027	347,000	330,910
4.63%, 3/15/2052	295,000	221,336
5.13%, 6/15/2039	250,000	215,642
5.20%, 6/1/2028	85,000	82,145
5.25%, 4/15/2025	193,000	190,611
5.25%, 6/15/2026	442,000	432,784
5.25%, 6/15/2049	30,000	24,608
5.38%, 2/1/2025	100,000	98,969
5.38%, 9/1/2026	253,000	248,360
5.50%, 6/1/2033	200,000	189,138
5.50%, 6/15/2047	304,000	259,409
5.88%, 2/15/2026	180,000	179,069
5.88%, 2/1/2029	100,000	98,232
5.90%, 6/1/2053	50,000	44,822
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	150,000	110,019
Humana, Inc.:
1.35%, 2/3/2027	75,000	65,336
3.13%, 8/15/2029	100,000	87,322
3.70%, 3/23/2029	90,000	81,882
3.85%, 10/1/2024	50,000	48,969
3.95%, 3/15/2027	100,000	94,808
4.88%, 4/1/2030	43,000	40,689
4.95%, 10/1/2044	100,000	83,993
5.70%, 3/13/2026	100,000	99,559
5.75%, 3/1/2028	100,000	100,280
5.88%, 3/1/2033	150,000	149,115
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	25,000	14,908
3.97%, 11/1/2048	200,000	154,366
Inova Health System Foundation 4.07%, 5/15/2052	10,000	7,700
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	225,000	152,323

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Iowa Health System Series 2020, 3.67%, 2/15/2050	$100,000	$67,811
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	265,000	177,198
Series 2021, 3.00%, 6/1/2051	100,000	62,382
Series 2019, 3.27%, 11/1/2049	425,000	281,783
4.15%, 5/1/2047	310,000	245,808
4.88%, 4/1/2042	60,000	52,954
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	305,000	292,202
2.95%, 12/1/2029	150,000	128,877
3.60%, 2/1/2025	113,000	109,408
4.70%, 2/1/2045 (a)	50,000	40,502
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	250,000	163,197
Series 2020, 3.34%, 7/1/2060	115,000	72,080
Series 2017, 3.77%, 7/1/2048	50,000	36,713
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	300,000	183,558
Series 2012-B, 3.77%, 11/15/2043	55,000	42,945
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	125,000	97,565
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	30,000	20,270
Memorial Health Services 3.45%, 11/1/2049	150,000	101,800
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	196,000	121,890
Series 2015, 4.20%, 7/1/2055	108,000	82,395
5.00%, 7/1/2042	100,000	89,943
Methodist Hospital Series 20A, 2.71%, 12/1/2050	75,000	43,603
Montefiore Obligated Group:
4.29%, 9/1/2050	160,000	92,155
Series 18-C, 5.25%, 11/1/2048	100,000	70,662
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	50,000	35,591
Security Description	Principal Amount	Value
Mount Sinai Hospital:
Series 2019, 3.74%, 7/1/2049	$779,000	$539,551
Series 2017, 3.98%, 7/1/2048	100,000	73,783
MultiCare Health System 2.80%, 8/15/2050	90,000	50,210
MyMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	63,922
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	170,000	110,617
4.02%, 8/1/2045	200,000	154,834
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	85,929
4.26%, 11/1/2047	135,000	100,756
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	100,000	59,922
Novant Health, Inc.:
2.64%, 11/1/2036	185,000	130,680
3.17%, 11/1/2051	100,000	63,656
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	100,000	54,899
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	40,000	25,314
4.37%, 7/1/2047	249,000	204,175
4.78%, 7/1/2044	80,000	67,100
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	100,000	65,149
PeaceHealth Obligated Group:
Series 2020, 1.38%, 11/15/2025	100,000	90,742
Series 2020, 3.22%, 11/15/2050	80,000	47,535
Series 2018, 4.79%, 11/15/2048	50,000	39,599
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	250,000	160,087
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	200,000	176,282
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	220,000	183,267
Series A, 3.93%, 10/1/2048	660,000	475,411

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group 5.40%, 10/1/2033	$100,000	$96,080
Queen's Health Systems 4.81%, 7/1/2052	35,000	29,979
Quest Diagnostics, Inc. 3.45%, 6/1/2026	64,000	60,559
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	50,000	45,482
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	300,000	175,629
Stanford Health Care:
3.03%, 8/15/2051	80,000	49,895
Series 2020, 3.31%, 8/15/2030	578,000	505,236
Series 2018, 3.80%, 11/15/2048	50,000	37,079
Summa Health AGM, 3.51%, 11/15/2051	50,000	31,991
Sutter Health:
Series 20A, 1.32%, 8/15/2025	126,000	115,256
Series 20A, 3.36%, 8/15/2050	100,000	65,344
Series 2018, 3.70%, 8/15/2028	200,000	185,506
5.16%, 8/15/2033	270,000	258,965
Texas Health Resources 4.33%, 11/15/2055	50,000	40,151
Toledo Hospital AGM, 5.75%, 11/15/2038	730,000	698,807
Trinity Health Corp.:
Series 2019, 3.43%, 12/1/2048	200,000	142,722
4.13%, 12/1/2045	110,000	86,474
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	270,000	246,297
2.00%, 5/15/2030	437,000	353,699
2.75%, 5/15/2040	100,000	67,870
2.88%, 8/15/2029	100,000	87,676
2.90%, 5/15/2050	100,000	61,490
2.95%, 10/15/2027	200,000	182,984
3.13%, 5/15/2060	185,000	112,180
3.25%, 5/15/2051	505,000	332,204
3.38%, 4/15/2027	100,000	93,763
3.70%, 8/15/2049	322,000	231,785
3.75%, 7/15/2025	389,000	378,365
3.75%, 10/15/2047	120,000	87,602
3.85%, 6/15/2028	300,000	282,438
3.88%, 12/15/2028	100,000	93,887
3.88%, 8/15/2059	501,000	355,945
3.95%, 10/15/2042	10,000	7,863
4.00%, 5/15/2029 (a)	50,000	46,789
4.20%, 5/15/2032	165,000	150,360
4.20%, 1/15/2047	100,000	79,476
Security Description	Principal Amount	Value
4.25%, 1/15/2029	$150,000	$142,642
4.25%, 3/15/2043 (a)	25,000	20,515
4.25%, 4/15/2047	1,156,000	913,945
4.25%, 6/15/2048	61,000	48,478
4.38%, 3/15/2042	100,000	83,581
4.50%, 4/15/2033	200,000	184,980
4.63%, 7/15/2035	66,000	60,987
4.75%, 7/15/2045	550,000	476,487
4.75%, 5/15/2052	204,000	173,651
4.95%, 5/15/2062	200,000	171,980
5.00%, 10/15/2024	65,000	64,719
5.05%, 4/15/2053	200,000	179,014
5.20%, 4/15/2063	200,000	178,406
5.25%, 2/15/2028	105,000	105,154
5.35%, 2/15/2033	150,000	148,435
5.80%, 3/15/2036	100,000	101,244
5.88%, 2/15/2053	85,000	85,341
5.95%, 2/15/2041	100,000	100,094
6.05%, 2/15/2063	345,000	350,448
6.50%, 6/15/2037	281,000	301,342
6.63%, 11/15/2037	800,000	868,160
Universal Health Services, Inc.:
2.65%, 10/15/2030	50,000	38,881
2.65%, 1/15/2032	1,170,000	871,123
UPMC:
Series D-1, 3.60%, 4/3/2025	500,000	481,950
5.38%, 5/15/2043 (a)	200,000	183,566
WakeMed Series A, 3.29%, 10/1/2052	100,000	61,671
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	369,000	300,971
		35,782,441
HOME BUILDERS — 0.2%
DR Horton, Inc. 2.50%, 10/15/2024	100,000	96,434
Lennar Corp.:
4.75%, 5/30/2025	325,000	317,830
4.75%, 11/29/2027 (a)	71,000	68,340
5.25%, 6/1/2026	100,000	98,474
MDC Holdings, Inc.:
3.85%, 1/15/2030	100,000	83,983
6.00%, 1/15/2043	200,000	167,568
NVR, Inc. 3.00%, 5/15/2030	100,000	83,335
PulteGroup, Inc.:
5.00%, 1/15/2027	300,000	293,169
5.50%, 3/1/2026	326,000	323,539
7.88%, 6/15/2032	50,000	55,298
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	100,000	87,368
4.35%, 2/15/2028	165,000	153,092
4.88%, 3/15/2027	25,000	23,981
		1,852,411

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 4.40%, 3/15/2029 (a)	$188,000	$173,614
Whirlpool Corp.:
2.40%, 5/15/2031	50,000	39,479
4.50%, 6/1/2046	1,065,000	818,697
4.75%, 2/26/2029 (a)	152,000	145,019
		1,176,809
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	50,000	48,091
3.10%, 8/15/2027 (a)	50,000	46,775
3.25%, 8/15/2032	25,000	21,794
4.60%, 3/1/2028 (a)	50,000	49,466
4.60%, 3/1/2033 (a)	50,000	48,164
4.80%, 3/2/2026 (a)	100,000	99,435
Conopco, Inc. Series E, 7.25%, 12/15/2026	50,000	52,690
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	1,240,000	1,040,744
4.15%, 3/15/2047	270,000	211,893
4.38%, 5/15/2028	50,000	48,070
4.65%, 5/15/2033 (a)	75,000	70,079
5.15%, 5/15/2053 (a)	150,000	134,840
Haleon U.K. Capital PLC 3.13%, 3/24/2025	400,000	383,972
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	232,012
3.38%, 3/24/2029	270,000	242,255
3.63%, 3/24/2032	250,000	214,532
Kenvue, Inc.:
4.90%, 3/22/2033 (c)	450,000	430,074
5.05%, 3/22/2028 (c)	200,000	197,330
5.05%, 3/22/2053 (c)	161,000	145,874
5.10%, 3/22/2043 (c)	73,000	67,147
5.35%, 3/22/2026 (c)	150,000	149,568
Procter & Gamble Co.:
0.55%, 10/29/2025	400,000	363,508
1.90%, 2/1/2027	190,000	171,876
2.45%, 11/3/2026	102,000	94,577
2.70%, 2/2/2026	182,000	172,248
2.80%, 3/25/2027	225,000	208,469
3.00%, 3/25/2030	400,000	355,004
4.10%, 1/26/2026 (a)	280,000	273,633
Unilever Capital Corp.:
1.38%, 9/14/2030	50,000	38,585
1.75%, 8/12/2031	130,000	100,396
2.13%, 9/6/2029 (a)	59,000	49,590
Series 30Y, 2.63%, 8/12/2051	60,000	36,082
3.50%, 3/22/2028	200,000	186,132
5.90%, 11/15/2032	78,000	80,771
		6,065,676
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	$200,000	$195,526
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	250,000	188,110
5.00%, 6/15/2052	25,000	22,096
5.60%, 11/15/2032 (a)	95,000	95,212
Clorox Co. 1.80%, 5/15/2030	200,000	157,480
Kimberly-Clark Corp.:
2.00%, 11/2/2031	50,000	39,431
3.20%, 4/25/2029	50,000	45,394
6.63%, 8/1/2037	500,000	549,490
		1,292,739
INSURANCE — 3.0%
Aflac, Inc.:
1.13%, 3/15/2026	316,000	283,455
3.60%, 4/1/2030	299,000	264,528
4.75%, 1/15/2049	174,000	145,558
Alleghany Corp. 3.63%, 5/15/2030	300,000	268,893
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	700,000	667,842
Allstate Corp.:
0.75%, 12/15/2025	614,000	551,998
5.25%, 3/30/2033 (a)	80,000	75,495
5.95%, 4/1/2036	173,000	170,535
3 mo. USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	33,000	30,888
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	300,000	281,787
American International Group, Inc.:
2.50%, 6/30/2025	143,000	134,806
3.40%, 6/30/2030	100,000	85,664
4.38%, 6/30/2050	100,000	77,146
4.50%, 7/16/2044	184,000	146,924
4.75%, 4/1/2048	310,000	255,074
5.13%, 3/27/2033 (a)	135,000	125,700
Series A-9, 3 mo. USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	162,000	150,464
Aon Corp.:
2.80%, 5/15/2030	100,000	83,339
4.50%, 12/15/2028	100,000	94,976
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	70,000	63,573
3.90%, 2/28/2052	200,000	142,170
5.00%, 9/12/2032	200,000	187,266
5.35%, 2/28/2033	125,000	119,732
Aon Global Ltd.:
3.88%, 12/15/2025	70,000	67,299

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 6/14/2044	$50,000	$40,401
Arch Capital Group Ltd. 3.64%, 6/30/2050	245,000	164,883
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	100,000	85,554
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	200,000	116,228
3.50%, 5/20/2051	95,000	61,340
5.50%, 3/2/2033	200,000	191,672
Assurant, Inc. 3.70%, 2/22/2030	50,000	42,083
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	152,000	125,468
6.13%, 9/15/2028	40,000	39,988
Athene Holding Ltd.:
3.95%, 5/25/2051	50,000	32,862
4.13%, 1/12/2028 (a)	25,000	22,785
6.15%, 4/3/2030 (a)	320,000	315,293
Berkshire Hathaway Finance Corp.:
2.30%, 3/15/2027	100,000	91,674
2.85%, 10/15/2050	150,000	93,024
3.85%, 3/15/2052	75,000	56,136
4.20%, 8/15/2048	186,000	151,424
4.25%, 1/15/2049	282,000	231,282
4.30%, 5/15/2043	135,000	114,006
4.40%, 5/15/2042	59,000	51,219
5.75%, 1/15/2040 (a)	328,000	336,741
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	476,775
4.50%, 2/11/2043	125,000	109,975
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	271,000	158,622
5.63%, 5/15/2030 (a)	528,000	493,448
Brown & Brown, Inc. 2.38%, 3/15/2031	180,000	138,915
Chubb Corp. 6.00%, 5/11/2037	180,000	183,019
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	100,000	61,720
3.05%, 12/15/2061	50,000	29,815
3.15%, 3/15/2025 (a)	433,000	417,797
3.35%, 5/3/2026	50,000	47,454
4.35%, 11/3/2045	200,000	163,498
Cincinnati Financial Corp.:
6.13%, 11/1/2034	300,000	296,301
6.92%, 5/15/2028	20,000	20,989
CNA Financial Corp.:
4.50%, 3/1/2026	140,000	135,456
5.50%, 6/15/2033	200,000	188,072
CNO Financial Group, Inc. 5.25%, 5/30/2029 (a)	100,000	94,283
Corebridge Financial, Inc.:
3.65%, 4/5/2027	245,000	226,478
3.90%, 4/5/2032 (a)	375,000	314,842
Security Description	Principal Amount	Value
4.40%, 4/5/2052	$135,000	$98,568
6.05%, 9/15/2033 (c)	115,000	111,694
Enstar Group Ltd.:
3.10%, 9/1/2031 (a)	277,000	208,537
4.95%, 6/1/2029	57,000	52,569
Equitable Holdings, Inc.:
4.35%, 4/20/2028	164,000	152,502
5.00%, 4/20/2048 (a)	322,000	257,954
7.00%, 4/1/2028	100,000	104,030
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	20,000	11,879
3.50%, 10/15/2050	160,000	102,528
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	100,000	100,049
Fairfax Financial Holdings Ltd.:
4.63%, 4/29/2030	100,000	89,712
4.85%, 4/17/2028	135,000	127,576
5.63%, 8/16/2032	550,000	513,403
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,000,000	769,900
3.20%, 9/17/2051	100,000	55,192
First American Financial Corp. 4.00%, 5/15/2030	300,000	254,229
Globe Life, Inc. 4.55%, 9/15/2028	103,000	97,623
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	525,000	506,756
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	268,000	208,150
5.95%, 10/15/2036	100,000	98,366
Horace Mann Educators Corp. 7.25%, 9/15/2028	100,000	99,943
Jackson Financial, Inc.:
5.17%, 6/8/2027 (a)	55,000	53,035
5.67%, 6/8/2032	30,000	28,050
Lincoln National Corp.:
3.40%, 1/15/2031 (a)	300,000	242,895
3.80%, 3/1/2028 (a)	201,000	181,973
7.00%, 6/15/2040	200,000	199,586
Loews Corp.:
3.20%, 5/15/2030	125,000	107,816
6.00%, 2/1/2035	50,000	50,008
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	220,000	203,729
4.15%, 3/4/2026	100,000	96,472
5.38%, 3/4/2046	70,000	64,247
Markel Group, Inc.:
3.35%, 9/17/2029	50,000	43,896
3.45%, 5/7/2052	50,000	31,705
4.15%, 9/17/2050	88,000	62,616
4.30%, 11/1/2047	100,000	73,303
5.00%, 4/5/2046	55,000	45,280

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	$100,000	$80,029
2.38%, 12/15/2031	200,000	157,048
2.90%, 12/15/2051	105,000	63,020
3.75%, 3/14/2026	35,000	33,562
4.20%, 3/1/2048	100,000	77,222
4.38%, 3/15/2029	472,000	447,239
4.75%, 3/15/2039	50,000	43,849
4.90%, 3/15/2049	120,000	103,816
5.40%, 9/15/2033	200,000	194,758
5.75%, 11/1/2032	100,000	100,049
MetLife, Inc.:
4.05%, 3/1/2045	205,000	156,530
4.55%, 3/23/2030 (a)	126,000	119,541
4.60%, 5/13/2046 (a)	139,000	114,503
4.72%, 12/15/2044	266,000	219,655
4.88%, 11/13/2043	37,000	31,806
5.00%, 7/15/2052	375,000	323,824
5.25%, 1/15/2054	451,000	401,900
5.38%, 7/15/2033 (a)	200,000	192,128
5.70%, 6/15/2035	100,000	98,093
5.88%, 2/6/2041	100,000	97,742
6.40%, 12/15/2066	65,000	63,741
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	215,000	202,293
Old Republic International Corp.:
3.85%, 6/11/2051	125,000	82,619
4.88%, 10/1/2024	300,000	295,425
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (b)	148,000	125,193
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	100,000	79,465
3.70%, 5/15/2029	40,000	35,946
4.63%, 9/15/2042	50,000	39,742
5.38%, 3/15/2033	110,000	105,622
5.50%, 3/15/2053	200,000	175,546
6.05%, 10/15/2036	25,000	24,698
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,260
3.20%, 3/26/2030	503,000	437,358
3.70%, 3/15/2052	25,000	17,838
3.95%, 3/26/2050 (a)	150,000	112,089
4.13%, 4/15/2047	122,000	95,864
4.20%, 3/15/2048	75,000	59,121
4.35%, 4/25/2044	50,000	39,862
4.95%, 6/15/2033	100,000	95,070
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (b)	12,000	9,779
Series MTN, 3.70%, 3/13/2051 (a)	200,000	138,994
3.91%, 12/7/2047	135,000	97,948
3.94%, 12/7/2049	383,000	275,339
Security Description	Principal Amount	Value
Series MTN, 4.42%, 3/27/2048	$100,000	$78,514
3 mo. USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b)	992,000	885,390
Series MTN, 4.60%, 5/15/2044	196,000	161,896
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	120,000	103,342
3 mo. USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a) (b)	202,000	185,452
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	199,000	182,403
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	125,000	121,080
Prudential Funding Asia PLC:
3.13%, 4/14/2030	10,000	8,553
3.63%, 3/24/2032	2,050,000	1,746,661
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	632,000	522,550
6.00%, 9/15/2033	100,000	96,460
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	325,000	313,856
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029 (a)	611,000	537,753
5.75%, 6/5/2033	100,000	94,002
Stewart Information Services Corp. 3.60%, 11/15/2031	125,000	91,700
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	200,000	234,522
Travelers Cos., Inc.:
3.05%, 6/8/2051	75,000	47,777
4.00%, 5/30/2047 (a)	260,000	200,312
4.05%, 3/7/2048	65,000	50,120
4.10%, 3/4/2049	200,000	154,728
5.45%, 5/25/2053	75,000	71,759
Series MTN, 6.25%, 6/15/2037	81,000	85,111
Unum Group:
4.50%, 12/15/2049	100,000	70,127
5.75%, 8/15/2042	100,000	86,504
W R Berkley Corp. 4.75%, 8/1/2044	175,000	140,290
Willis North America, Inc.:
2.95%, 9/15/2029	168,000	143,190
4.65%, 6/15/2027	303,000	290,068
5.05%, 9/15/2048	20,000	16,060
5.35%, 5/15/2033	500,000	466,360
XL Group Ltd. 5.25%, 12/15/2043	25,000	22,314
		28,813,385
INTERNET — 1.8%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	278,000	217,029
2.70%, 2/9/2041	415,000	249,253

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 2/9/2051	$67,000	$37,927
3.25%, 2/9/2061	100,000	53,649
3.40%, 12/6/2027 (a)	372,000	341,734
3.60%, 11/28/2024	318,000	309,757
4.00%, 12/6/2037	275,000	212,531
4.20%, 12/6/2047	179,000	125,191
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	282,000	241,629
1.90%, 8/15/2040	510,000	318,169
2.05%, 8/15/2050	200,000	109,270
2.25%, 8/15/2060	150,000	79,497
Amazon.com, Inc.:
0.80%, 6/3/2025	2,091,000	1,938,545
1.20%, 6/3/2027	318,000	276,189
1.50%, 6/3/2030 (a)	250,000	197,910
1.65%, 5/12/2028	150,000	129,045
2.10%, 5/12/2031	50,000	40,103
2.70%, 6/3/2060	198,000	111,227
3.00%, 4/13/2025	575,000	555,295
3.15%, 8/22/2027	294,000	273,291
3.25%, 5/12/2061	849,000	539,658
3.45%, 4/13/2029	900,000	831,321
3.60%, 4/13/2032	25,000	22,176
3.80%, 12/5/2024	50,000	49,020
3.88%, 8/22/2037	400,000	340,700
3.95%, 4/13/2052	266,000	205,509
4.05%, 8/22/2047	322,000	258,669
4.10%, 4/13/2062	250,000	190,272
4.25%, 8/22/2057	316,000	252,743
4.60%, 12/1/2025	322,000	317,621
4.65%, 12/1/2029 (a)	400,000	390,108
4.70%, 12/1/2032	200,000	190,872
4.80%, 12/5/2034 (a)	200,000	192,358
4.95%, 12/5/2044 (a)	497,000	461,211
5.20%, 12/3/2025	208,000	207,888
Baidu, Inc.:
1.72%, 4/9/2026 (a)	445,000	402,365
2.38%, 10/9/2030	150,000	118,570
2.38%, 8/23/2031	50,000	38,474
3.08%, 4/7/2025	150,000	145,257
3.63%, 7/6/2027	50,000	46,437
4.13%, 6/30/2025	250,000	242,342
4.38%, 3/29/2028 (a)	195,000	184,571
Booking Holdings, Inc.:
3.60%, 6/1/2026 (a)	275,000	262,193
4.63%, 4/13/2030 (a)	400,000	379,288
eBay, Inc.:
1.40%, 5/10/2026	175,000	156,688
1.90%, 3/11/2025	50,000	47,254
2.60%, 5/10/2031	225,000	180,117
2.70%, 3/11/2030	100,000	83,016
3.60%, 6/5/2027	100,000	93,030
3.65%, 5/10/2051 (a)	100,000	66,066
4.00%, 7/15/2042	50,000	36,665
Security Description	Principal Amount	Value
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	$15,000	$12,056
3.25%, 2/15/2030 (a)	283,000	239,245
3.80%, 2/15/2028 (a)	112,000	102,255
4.63%, 8/1/2027	325,000	309,939
JD.com, Inc.:
3.88%, 4/29/2026	289,000	275,934
4.13%, 1/14/2050	115,000	78,997
Meta Platforms, Inc.:
3.50%, 8/15/2027	254,000	239,497
3.85%, 8/15/2032	300,000	266,211
4.45%, 8/15/2052	300,000	237,405
4.60%, 5/15/2028	200,000	195,510
4.65%, 8/15/2062	265,000	209,824
4.80%, 5/15/2030	70,000	68,132
4.95%, 5/15/2033 (a)	250,000	239,685
5.60%, 5/15/2053	275,000	260,452
5.75%, 5/15/2063	200,000	188,380
Netflix, Inc.:
4.88%, 4/15/2028 (a)	100,000	96,924
5.88%, 2/15/2025	270,000	269,727
6.38%, 5/15/2029	300,000	309,828
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	650,000	595,127
2.00%, 9/3/2030 (a)	286,000	217,000
VeriSign, Inc. 4.75%, 7/15/2027	50,000	47,974
Weibo Corp. 3.38%, 7/8/2030 (a)	287,000	223,694
		17,433,496
INVESTMENT COMPANY SECURITY — 0.6%
Ares Capital Corp.:
2.15%, 7/15/2026	8,000	7,018
2.88%, 6/15/2028 (a)	50,000	41,776
3.20%, 11/15/2031	100,000	76,465
3.25%, 7/15/2025	37,000	34,639
3.88%, 1/15/2026	455,000	425,452
4.25%, 3/1/2025	200,000	192,330
7.00%, 1/15/2027	45,000	45,000
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	200,000	172,022
Blackstone Private Credit Fund:
2.63%, 12/15/2026	174,000	149,691
2.70%, 1/15/2025	143,000	135,544
3.25%, 3/15/2027	100,000	86,745
7.05%, 9/29/2025	330,000	330,465
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	285,000	250,472
2.85%, 9/30/2028	74,000	60,456
Blue Owl Capital Corp.:
2.63%, 1/15/2027	100,000	85,906
2.88%, 6/11/2028	100,000	82,184

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 7/22/2025	$50,000	$46,834
4.00%, 3/30/2025	155,000	147,301
Blue Owl Credit Income Corp. 7.95%, 6/13/2028 (c)	350,000	346,738
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	100,000	83,961
FS KKR Capital Corp.:
1.65%, 10/12/2024	166,000	156,975
2.63%, 1/15/2027	50,000	42,750
3.13%, 10/12/2028	564,000	458,780
3.40%, 1/15/2026	219,000	200,525
Main Street Capital Corp. 3.00%, 7/14/2026	500,000	441,735
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027 (a)	50,000	42,976
7.10%, 2/15/2029	100,000	96,457
Prospect Capital Corp.:
3.36%, 11/15/2026	87,000	75,314
3.44%, 10/15/2028	81,000	63,686
3.71%, 1/22/2026 (a)	50,000	45,191
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	880,000	870,100
		5,295,488
IRON/STEEL — 0.4%
ArcelorMittal SA:
4.25%, 7/16/2029	25,000	23,191
4.55%, 3/11/2026	800,000	779,928
6.80%, 11/29/2032 (a)	75,000	74,483
7.00%, 10/15/2039 (a)	30,000	30,026
Nucor Corp.:
2.00%, 6/1/2025	100,000	93,917
2.70%, 6/1/2030	1,000,000	834,530
2.98%, 12/15/2055	100,000	56,823
3.13%, 4/1/2032	45,000	37,072
3.85%, 4/1/2052	210,000	148,268
3.95%, 5/23/2025	330,000	320,110
4.30%, 5/23/2027 (a)	51,000	48,892
4.40%, 5/1/2048	25,000	19,656
Steel Dynamics, Inc. 2.40%, 6/15/2025	782,000	734,368
Vale Overseas Ltd.:
3.75%, 7/8/2030	250,000	213,285
6.88%, 11/21/2036	375,000	376,553
6.88%, 11/10/2039 (a)	45,000	45,081
8.25%, 1/17/2034	200,000	222,888
		4,059,071
IT SERVICES — 0.2%
Apple, Inc.:
4.00%, 5/10/2028	140,000	134,303
4.15%, 5/10/2030 (a)	90,000	85,712
4.30%, 5/10/2033 (a)	200,000	188,774
4.42%, 5/8/2026 (a)	145,000	142,526
Security Description	Principal Amount	Value
4.85%, 5/10/2053 (a)	$422,000	$386,683
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	50,000	48,599
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	400,000	389,976
		1,376,573
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	417,000	304,931
4.40%, 9/15/2032	1,000	812
Harley-Davidson, Inc. 3.50%, 7/28/2025	417,000	397,843
		703,586
LODGING — 0.2%
Choice Hotels International, Inc. 3.70%, 1/15/2031	100,000	83,178
Hyatt Hotels Corp.:
4.85%, 3/15/2026	350,000	341,698
5.75%, 1/30/2027 (a)	65,000	64,618
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	150,000	112,895
Series R, 3.13%, 6/15/2026	31,000	28,987
Series GG, 3.50%, 10/15/2032	349,000	285,461
Series FF, 4.63%, 6/15/2030	126,000	115,862
4.90%, 4/15/2029	75,000	71,486
5.00%, 10/15/2027	51,000	49,632
COR, 5.55%, 10/15/2028 (a)	195,000	192,223
Series EE, 5.75%, 5/1/2025	100,000	99,779
Sands China Ltd.:
3.10%, 3/8/2029	500,000	412,510
4.88%, 6/18/2030	175,000	150,979
5.65%, 8/8/2028	175,000	164,584
		2,173,892
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	100,000	90,824
0.90%, 3/2/2026	226,000	203,664
Series MTN, 1.45%, 5/15/2025	126,000	118,097
Series MTN, 1.70%, 1/8/2027	50,000	44,764
Series MTN, 2.15%, 11/8/2024 (a)	571,000	550,073
2.40%, 8/9/2026	50,000	46,235
Series MTN, 3.25%, 12/1/2024	200,000	194,752
Series MTN, 3.40%, 5/13/2025 (a)	100,000	96,702
Series MTN, 3.65%, 8/12/2025	425,000	411,413
4.35%, 5/15/2026	100,000	97,714

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 1/6/2026	$250,000	$247,097
5.15%, 8/11/2025	100,000	99,445
Series MTN, 5.40%, 3/10/2025	200,000	200,190
Caterpillar, Inc.:
3.25%, 9/19/2049 (a)	50,000	35,028
3.25%, 4/9/2050	100,000	70,198
3.80%, 8/15/2042	100,000	79,775
4.75%, 5/15/2064	197,000	170,153
5.20%, 5/27/2041 (a)	50,000	48,212
		2,804,336
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	22,254
4.55%, 4/10/2028 (a)	160,000	151,976
COR, 5.50%, 1/12/2029	250,000	245,662
Deere & Co. 2.75%, 4/15/2025 (a)	186,000	178,428
Dover Corp.:
2.95%, 11/4/2029	50,000	43,161
3.15%, 11/15/2025	50,000	47,392
Flowserve Corp.:
2.80%, 1/15/2032	140,000	107,012
3.50%, 10/1/2030	361,000	300,619
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	50,000	45,045
Series MTN, 1.05%, 6/17/2026	193,000	172,600
Series MTN, 1.25%, 1/10/2025	46,000	43,616
Series MTN, 1.30%, 10/13/2026	50,000	44,550
1.45%, 1/15/2031	150,000	115,456
Series MTN, 1.50%, 3/6/2028	100,000	85,216
Series MTN, 1.75%, 3/9/2027	125,000	111,078
Series MTN, 2.05%, 1/9/2025	150,000	143,595
Series MTN, 2.13%, 3/7/2025	200,000	190,544
Series MTN, 2.35%, 3/8/2027	50,000	45,298
Series MTN, 2.45%, 1/9/2030	449,000	381,232
Series MTN, 2.65%, 6/10/2026	75,000	70,000
Series MTN, 2.80%, 7/18/2029	100,000	87,997
Series MTN, 3.35%, 4/18/2029	148,000	134,810
Series MTN, 3.45%, 3/13/2025	150,000	145,822
Series MTN, 3.45%, 3/7/2029 (a)	75,000	68,429
Security Description	Principal Amount	Value
Series MTN, 3.90%, 6/7/2032	$100,000	$89,899
Series MTN, 4.05%, 9/8/2025	40,000	39,058
Series MTN, 4.15%, 9/15/2027	150,000	144,339
Series MTN, 4.70%, 6/10/2030	165,000	158,438
Series MTN, 4.75%, 6/8/2026	85,000	83,767
Series MTN, 4.75%, 1/20/2028	200,000	196,058
Series MTN, 4.80%, 1/9/2026	265,000	261,687
Series MTN, 4.90%, 3/3/2028	325,000	320,261
Series MTN, 4.95%, 6/6/2025	65,000	64,565
Series MTN, 4.95%, 7/14/2028	55,000	54,222
Series FXD, 5.05%, 3/3/2026 (a)	150,000	148,953
5.15%, 9/8/2026	100,000	99,742
5.15%, 9/8/2033	100,000	97,740
5.30%, 9/8/2025	100,000	99,795
Nordson Corp. 5.80%, 9/15/2033	100,000	97,694
nVent Finance Sarl 5.65%, 5/15/2033 (a)	150,000	139,560
Otis Worldwide Corp.:
2.57%, 2/15/2030	50,000	41,449
3.11%, 2/15/2040	640,000	457,011
5.25%, 8/16/2028	55,000	54,003
Rockwell Automation, Inc.:
2.80%, 8/15/2061	252,000	145,492
2.88%, 3/1/2025	750,000	722,347
4.20%, 3/1/2049	30,000	24,390
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	206,000	193,609
		6,715,871
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	550,000	400,884
2.80%, 4/1/2031	225,000	175,378
3.50%, 6/1/2041	200,000	125,298
3.75%, 2/15/2028	1,567,000	1,412,415
3.90%, 6/1/2052	250,000	149,452
3.95%, 6/30/2062	375,000	211,999
4.20%, 3/15/2028	60,000	55,063
4.40%, 12/1/2061	79,000	48,356
4.80%, 3/1/2050	30,000	20,894
4.91%, 7/23/2025	400,000	390,896

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 3/30/2029	$419,000	$391,501
5.13%, 7/1/2049	200,000	145,444
5.25%, 4/1/2053 (a)	250,000	186,875
5.38%, 4/1/2038	556,000	454,185
5.38%, 5/1/2047	322,000	245,651
5.50%, 4/1/2063	100,000	73,738
5.75%, 4/1/2048	520,000	415,334
6.48%, 10/23/2045	378,000	329,684
6.83%, 10/23/2055	200,000	176,880
Comcast Corp.:
1.95%, 1/15/2031	200,000	156,378
2.65%, 2/1/2030	339,000	286,191
2.65%, 8/15/2062	50,000	26,094
2.80%, 1/15/2051	380,000	222,608
2.89%, 11/1/2051	446,000	262,917
2.94%, 11/1/2056	531,000	301,730
2.99%, 11/1/2063	1,008,000	557,172
3.15%, 3/1/2026	140,000	132,933
3.25%, 11/1/2039	128,000	93,061
3.30%, 4/1/2027	250,000	232,840
3.38%, 8/15/2025	865,000	831,749
3.40%, 4/1/2030	500,000	440,265
3.40%, 7/15/2046	149,000	101,380
3.45%, 2/1/2050	625,000	420,525
3.55%, 5/1/2028	566,000	525,237
3.75%, 4/1/2040	430,000	332,893
3.90%, 3/1/2038	314,000	254,927
3.95%, 10/15/2025	100,000	97,018
3.97%, 11/1/2047	288,000	214,171
4.00%, 3/1/2048	589,000	441,491
4.00%, 11/1/2049	284,000	209,992
4.05%, 11/1/2052	327,000	243,085
4.25%, 10/15/2030	599,000	551,841
4.25%, 1/15/2033	1,300,000	1,169,064
4.55%, 1/15/2029	574,000	551,074
4.60%, 10/15/2038	50,000	43,767
4.65%, 2/15/2033 (a)	100,000	93,629
4.70%, 10/15/2048	368,000	310,791
4.75%, 3/1/2044	150,000	126,432
4.80%, 5/15/2033	200,000	187,758
4.95%, 10/15/2058 (a)	376,000	322,830
5.25%, 11/7/2025	64,000	63,701
5.35%, 11/15/2027	65,000	64,916
5.35%, 5/15/2053	200,000	182,510
5.50%, 5/15/2064	100,000	90,648
7.05%, 3/15/2033	150,000	163,549
Discovery Communications LLC:
3.45%, 3/15/2025	84,000	80,720
3.95%, 3/20/2028	150,000	136,644
4.00%, 9/15/2055	343,000	205,371
4.13%, 5/15/2029 (a)	150,000	133,797
4.65%, 5/15/2050	450,000	313,690
4.90%, 3/11/2026	650,000	633,366
5.00%, 9/20/2037	150,000	122,408
Security Description	Principal Amount	Value
5.20%, 9/20/2047	$670,000	$506,580
6.35%, 6/1/2040	80,000	72,008
Fox Corp.:
3.05%, 4/7/2025	20,000	19,178
4.71%, 1/25/2029 (a)	214,000	202,457
5.48%, 1/25/2039	100,000	86,408
5.58%, 1/25/2049	360,000	300,064
Grupo Televisa SAB:
6.63%, 1/15/2040 (a)	263,000	255,796
8.50%, 3/11/2032	50,000	56,741
NBCUniversal Media LLC 4.45%, 1/15/2043	150,000	122,591
Paramount Global:
2.90%, 1/15/2027 (a)	226,000	200,082
3.70%, 6/1/2028	75,000	65,502
4.20%, 5/19/2032 (a)	150,000	119,250
4.38%, 3/15/2043	425,000	273,789
4.60%, 1/15/2045	109,000	69,489
4.90%, 8/15/2044	48,000	31,958
4.95%, 1/15/2031 (a)	100,000	85,860
4.95%, 5/19/2050	225,000	152,370
5.25%, 4/1/2044	130,000	90,364
5.50%, 5/15/2033	100,000	85,911
5.85%, 9/1/2043	161,000	124,155
6.88%, 4/30/2036	47,000	42,476
7.88%, 7/30/2030	460,000	464,844
TCI Communications, Inc. 7.13%, 2/15/2028	100,000	105,945
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	47,228
Time Warner Cable LLC:
4.50%, 9/15/2042	408,000	282,724
5.50%, 9/1/2041	365,000	284,751
5.88%, 11/15/2040	265,000	219,749
6.55%, 5/1/2037	161,000	146,003
6.75%, 6/15/2039	179,000	163,167
7.30%, 7/1/2038	296,000	285,081
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026 (a)	50,000	45,409
3.00%, 2/13/2026	550,000	519,717
Series MTN, 3.00%, 7/30/2046	50,000	31,634
Series GMTN, 3.15%, 9/17/2025	400,000	382,500
Series GMTN, 4.13%, 6/1/2044 (a)	300,000	236,436
Walt Disney Co.:
2.00%, 9/1/2029	307,000	253,849
2.20%, 1/13/2028	350,000	309,771
2.65%, 1/13/2031 (a)	403,000	333,438
2.75%, 9/1/2049	200,000	118,340
3.35%, 3/24/2025	609,000	589,220
3.50%, 5/13/2040	400,000	299,612
3.60%, 1/13/2051 (a)	450,000	312,745
3.70%, 10/15/2025	200,000	193,170

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 5/13/2060	$152,000	$104,892
4.70%, 3/23/2050 (a)	275,000	233,007
4.95%, 10/15/2045	371,000	319,639
6.20%, 12/15/2034	100,000	103,810
7.75%, 12/1/2045	160,000	192,037
		26,884,837
METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp. 3.25%, 6/15/2025 (a)	950,000	916,284
Timken Co. 4.13%, 4/1/2032	200,000	170,910
Valmont Industries, Inc.:
5.00%, 10/1/2044	750,000	604,553
5.25%, 10/1/2054	100,000	79,821
		1,771,568
MINING — 0.7%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	100,000	84,360
3.75%, 10/1/2030	160,000	128,766
Barrick Gold Corp. 6.45%, 10/15/2035	92,000	93,186
Barrick North America Finance LLC 5.75%, 5/1/2043	125,000	120,002
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	100,000	98,721
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	1,283,000	1,156,843
5.10%, 9/8/2028	200,000	196,312
5.25%, 9/8/2026	200,000	198,712
5.25%, 9/8/2033	200,000	193,030
5.50%, 9/8/2053	60,000	57,457
6.42%, 3/1/2026	100,000	101,826
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	250,000	221,265
4.38%, 8/1/2028	345,000	316,534
5.40%, 11/14/2034	100,000	90,889
5.45%, 3/15/2043	500,000	428,220
Kinross Gold Corp.:
4.50%, 7/15/2027	200,000	189,660
6.25%, 7/15/2033 (a) (c)	100,000	96,081
Newmont Corp.:
2.60%, 7/15/2032	150,000	117,408
2.80%, 10/1/2029	911,000	771,581
5.45%, 6/9/2044	100,000	89,411
5.88%, 4/1/2035	60,000	58,991
6.25%, 10/1/2039	85,000	84,619
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	600,000	610,896
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	393,000	233,819
7.13%, 7/15/2028	200,000	214,470
Security Description	Principal Amount	Value
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033	$100,000	$95,879
5.13%, 3/9/2053	50,000	45,378
Southern Copper Corp.:
3.88%, 4/23/2025	200,000	191,962
5.25%, 11/8/2042	100,000	86,339
5.88%, 4/23/2045	1,000	931
7.50%, 7/27/2035	409,000	449,806
Yamana Gold, Inc. 2.63%, 8/15/2031	122,000	93,526
		6,916,880
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.00%, 2/14/2025 (a)	200,000	189,564
2.65%, 4/15/2025	350,000	333,077
Series MTN, 3.00%, 8/7/2025 (a)	422,000	401,917
3.05%, 4/15/2030 (a)	302,000	260,771
3.25%, 8/26/2049 (a)	116,000	73,517
Series MTN, 3.38%, 3/1/2029 (a)	50,000	44,648
Series MTN, 3.63%, 9/14/2028	112,000	102,292
Series MTN, 4.00%, 9/14/2048 (a)	324,000	243,298
Series MTN, 5.70%, 3/15/2037	100,000	99,074
Carlisle Cos., Inc.:
2.75%, 3/1/2030	190,000	156,967
3.50%, 12/1/2024	32,000	30,998
Eaton Corp.:
4.15%, 3/15/2033	85,000	76,806
4.35%, 5/18/2028	145,000	139,497
4.70%, 8/23/2052	214,000	184,466
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	19,000	18,061
4.42%, 11/15/2035	650,000	581,561
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	75,000	69,696
4.88%, 9/15/2041	200,000	183,664
Parker-Hannifin Corp.:
3.25%, 6/14/2029	100,000	88,802
4.00%, 6/14/2049	700,000	532,105
Series MTN, 4.20%, 11/21/2034	68,000	59,040
Series MTN, 4.45%, 11/21/2044	110,000	89,042
Series A, 6.25%, 5/15/2038	278,000	278,848
Pentair Finance Sarl 4.50%, 7/1/2029	25,000	22,898
Teledyne Technologies, Inc. 2.75%, 4/1/2031	300,000	242,409
Textron, Inc.:
2.45%, 3/15/2031	80,000	63,604

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 9/17/2029	$175,000	$157,374
		4,723,996
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	75,000	67,635
3.25%, 2/15/2029	460,000	392,573
3.28%, 12/1/2028	219,000	188,947
4.25%, 4/1/2028	225,000	205,234
		854,389
OIL & GAS — 3.1%
Apache Corp.:
5.10%, 9/1/2040	220,000	175,111
5.25%, 2/1/2042	100,000	78,309
5.35%, 7/1/2049	200,000	154,082
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	7,000	5,524
2.72%, 1/12/2032	250,000	202,862
2.77%, 11/10/2050	350,000	206,003
2.94%, 6/4/2051	355,000	216,440
3.06%, 6/17/2041	206,000	142,198
3.38%, 2/8/2061 (a)	525,000	326,823
3.41%, 2/11/2026	200,000	191,058
3.63%, 4/6/2030 (a)	500,000	449,635
3.80%, 9/21/2025 (a)	510,000	494,210
3.94%, 9/21/2028 (a)	359,000	336,060
4.23%, 11/6/2028	110,000	104,508
4.81%, 2/13/2033	155,000	145,167
4.89%, 9/11/2033	150,000	140,779
Burlington Resources LLC 7.20%, 8/15/2031	100,000	109,406
Canadian Natural Resources Ltd.:
6.25%, 3/15/2038	400,000	386,216
6.75%, 2/1/2039	200,000	198,288
Cenovus Energy, Inc.:
3.75%, 2/15/2052	100,000	66,107
5.40%, 6/15/2047	149,000	127,312
Chevron Corp.:
1.55%, 5/11/2025	125,000	117,605
2.00%, 5/11/2027	241,000	215,926
2.24%, 5/11/2030	1,465,000	1,221,693
2.95%, 5/16/2026	362,000	342,047
Chevron USA, Inc.:
3.25%, 10/15/2029	50,000	45,049
3.85%, 1/15/2028	396,000	376,192
Conoco Funding Co. 7.25%, 10/15/2031	140,000	154,854
ConocoPhillips 4.88%, 10/1/2047	50,000	43,165
ConocoPhillips Co.:
2.40%, 3/7/2025	256,000	244,728
4.03%, 3/15/2062	557,000	399,698
4.30%, 11/15/2044	40,000	32,302
Security Description	Principal Amount	Value
5.30%, 5/15/2053	$250,000	$229,297
5.55%, 3/15/2054	75,000	71,233
5.70%, 9/15/2063	200,000	190,202
5.95%, 3/15/2046	50,000	49,132
6.95%, 4/15/2029	727,000	784,876
Continental Resources, Inc.:
4.38%, 1/15/2028	100,000	92,655
4.90%, 6/1/2044	314,000	230,580
Coterra Energy, Inc. 4.38%, 3/15/2029	106,000	97,945
Devon Energy Corp.:
4.75%, 5/15/2042 (a)	350,000	277,945
5.00%, 6/15/2045 (a)	258,000	207,724
5.25%, 10/15/2027	50,000	48,626
5.60%, 7/15/2041 (a)	107,000	94,396
Diamondback Energy, Inc.:
3.13%, 3/24/2031	350,000	291,879
4.25%, 3/15/2052	200,000	142,188
6.25%, 3/15/2033	100,000	100,117
6.25%, 3/15/2053	70,000	66,780
Eni USA, Inc. 7.30%, 11/15/2027	1,000	1,059
EOG Resources, Inc.:
4.15%, 1/15/2026	290,000	281,544
4.38%, 4/15/2030 (a)	140,000	131,995
4.95%, 4/15/2050 (a)	50,000	44,119
EQT Corp.:
3.90%, 10/1/2027 (a)	100,000	92,536
5.70%, 4/1/2028	70,000	68,625
7.00%, 2/1/2030	120,000	123,828
Exxon Mobil Corp.:
2.44%, 8/16/2029	150,000	129,728
2.61%, 10/15/2030	1,200,000	1,013,148
2.71%, 3/6/2025	150,000	144,423
2.99%, 3/19/2025	832,000	803,471
3.04%, 3/1/2026	324,000	307,223
3.45%, 4/15/2051	311,000	216,543
3.48%, 3/19/2030	494,000	445,326
3.57%, 3/6/2045	100,000	73,627
4.11%, 3/1/2046	414,000	331,018
4.23%, 3/19/2040	70,000	59,524
4.33%, 3/19/2050 (a)	522,000	429,173
Helmerich & Payne, Inc. 2.90%, 9/29/2031	100,000	78,916
Hess Corp.:
5.60%, 2/15/2041	182,000	164,373
7.13%, 3/15/2033	100,000	105,388
7.30%, 8/15/2031	150,000	158,959
7.88%, 10/1/2029	375,000	405,765
HF Sinclair Corp.:
4.50%, 10/1/2030	100,000	88,056
5.88%, 4/1/2026	39,000	38,865
Marathon Oil Corp.:
4.40%, 7/15/2027 (a)	90,000	84,628
6.80%, 3/15/2032	205,000	207,722

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp.:
4.70%, 5/1/2025	$95,000	$93,039
4.75%, 9/15/2044	100,000	79,098
6.50%, 3/1/2041	228,000	225,116
Occidental Petroleum Corp.:
5.55%, 3/15/2026 (a)	200,000	197,506
6.20%, 3/15/2040	50,000	47,624
6.45%, 9/15/2036	800,000	785,656
6.60%, 3/15/2046	260,000	255,325
8.88%, 7/15/2030	750,000	841,432
Ovintiv, Inc.:
5.38%, 1/1/2026	60,000	59,128
5.65%, 5/15/2025	50,000	49,708
5.65%, 5/15/2028	140,000	136,944
6.25%, 7/15/2033	260,000	251,701
7.10%, 7/15/2053	200,000	199,244
7.38%, 11/1/2031	13,000	13,634
8.13%, 9/15/2030	50,000	54,392
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	75,000	75,330
Phillips 66 Co.:
2.15%, 12/15/2030	723,000	568,661
3.15%, 12/15/2029	184,000	158,752
3.30%, 3/15/2052	100,000	62,597
3.61%, 2/15/2025	50,000	48,457
3.85%, 4/9/2025	1,000,000	971,620
4.65%, 11/15/2034	100,000	89,798
4.90%, 10/1/2046	75,000	61,862
5.30%, 6/30/2033	200,000	191,094
5.88%, 5/1/2042	50,000	48,535
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	301,000	271,830
1.90%, 8/15/2030 (a)	150,000	117,581
2.15%, 1/15/2031	273,000	215,367
Shell International Finance BV:
2.00%, 11/7/2024 (a)	100,000	96,279
2.38%, 11/7/2029	425,000	361,802
2.50%, 9/12/2026	100,000	92,648
2.75%, 4/6/2030	450,000	387,333
2.88%, 5/10/2026	100,000	94,312
3.00%, 11/26/2051	850,000	530,927
3.13%, 11/7/2049	140,000	90,756
3.25%, 5/11/2025	469,000	452,956
3.25%, 4/6/2050	175,000	116,158
3.75%, 9/12/2046	100,000	73,810
3.88%, 11/13/2028	100,000	94,347
4.00%, 5/10/2046	562,000	435,297
4.38%, 5/11/2045	332,000	272,273
4.55%, 8/12/2043	586,000	496,096
6.38%, 12/15/2038	25,000	26,509
Suncor Energy, Inc.:
6.50%, 6/15/2038	454,000	450,813
6.80%, 5/15/2038	265,000	268,079
7.15%, 2/1/2032	50,000	52,533
Security Description	Principal Amount	Value
Tosco Corp. 8.13%, 2/15/2030	$258,000	$289,277
TotalEnergies Capital International SA:
2.43%, 1/10/2025	400,000	384,412
2.83%, 1/10/2030	210,000	182,232
2.99%, 6/29/2041	20,000	13,951
3.13%, 5/29/2050 (a)	365,000	237,462
3.39%, 6/29/2060	75,000	48,249
3.46%, 7/12/2049	1,250,000	869,625
TotalEnergies Capital SA 3.88%, 10/11/2028	100,000	93,860
Valero Energy Corp.:
6.63%, 6/15/2037	499,000	510,227
7.50%, 4/15/2032	193,000	209,982
		29,857,750
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	398,000	358,606
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047 (a)	197,000	147,019
Halliburton Co.:
4.75%, 8/1/2043	333,000	272,574
5.00%, 11/15/2045	400,000	338,120
6.70%, 9/15/2038	100,000	105,117
NOV, Inc. 3.60%, 12/1/2029	463,000	404,690
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	301,000	277,558
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	50,000	42,300
4.85%, 5/15/2033	110,000	103,745
		2,049,729
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (a)	242,000	232,209
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,160,000	937,268
2.69%, 5/25/2031	35,000	27,751
4.00%, 5/17/2025	81,000	78,347
AptarGroup, Inc. 3.60%, 3/15/2032	500,000	413,685
Berry Global, Inc.:
1.65%, 1/15/2027	123,000	105,854
5.50%, 4/15/2028 (c)	700,000	675,836
Packaging Corp. of America 3.00%, 12/15/2029	150,000	128,147
Sonoco Products Co.:
1.80%, 2/1/2025	429,000	404,796
2.85%, 2/1/2032	210,000	167,706

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
WestRock MWV LLC 7.95%, 2/15/2031	$82,000	$89,765
WRKCo, Inc.:
3.75%, 3/15/2025	50,000	48,538
3.90%, 6/1/2028	610,000	558,858
4.00%, 3/15/2028	150,000	139,020
4.65%, 3/15/2026	150,000	145,240
		4,153,020
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.60%, 11/21/2024	700,000	674,765
3.20%, 5/14/2026	465,000	439,337
3.20%, 11/21/2029	2,025,000	1,786,637
3.60%, 5/14/2025	250,000	241,675
3.80%, 3/15/2025	525,000	510,358
4.05%, 11/21/2039	322,000	262,887
4.25%, 11/14/2028	500,000	475,070
4.25%, 11/21/2049	400,000	316,808
4.40%, 11/6/2042	298,000	246,759
4.45%, 5/14/2046	250,000	203,895
4.55%, 3/15/2035	95,000	86,413
4.70%, 5/14/2045	557,000	475,372
4.75%, 3/15/2045	231,000	198,122
4.85%, 6/15/2044 (a)	355,000	307,725
4.88%, 11/14/2048	260,000	227,396
Astrazeneca Finance LLC:
2.25%, 5/28/2031	770,000	619,034
4.88%, 3/3/2033	200,000	192,650
AstraZeneca PLC:
0.70%, 4/8/2026	213,000	189,964
1.38%, 8/6/2030	250,000	193,140
2.13%, 8/6/2050	1,000,000	543,520
3.38%, 11/16/2025	355,000	340,310
4.00%, 1/17/2029	200,000	188,214
4.00%, 9/18/2042	103,000	83,631
4.38%, 11/16/2045	175,000	146,701
6.45%, 9/15/2037	575,000	620,534
Becton Dickinson & Co.:
2.82%, 5/20/2030	193,000	162,292
3.70%, 6/6/2027	300,000	281,172
3.73%, 12/15/2024	100,000	97,458
4.67%, 6/6/2047	100,000	83,090
4.69%, 2/13/2028	300,000	290,640
4.69%, 12/15/2044	763,000	641,042
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (a)	60,000	46,057
2.95%, 3/15/2032	1,000,000	834,980
3.20%, 6/15/2026	100,000	94,816
3.40%, 7/26/2029	706,000	639,742
3.45%, 11/15/2027	150,000	140,082
3.55%, 3/15/2042	313,000	234,932
3.70%, 3/15/2052	224,000	160,097
3.90%, 2/20/2028	247,000	233,440
3.90%, 3/15/2062	480,000	336,355
4.13%, 6/15/2039	200,000	166,226
Security Description	Principal Amount	Value
4.25%, 10/26/2049	$219,000	$173,610
4.35%, 11/15/2047	244,000	197,540
4.55%, 2/20/2048	275,000	228,030
5.00%, 8/15/2045	223,000	200,105
Cardinal Health, Inc.:
3.75%, 9/15/2025	100,000	96,009
4.37%, 6/15/2047	150,000	113,112
4.50%, 11/15/2044	118,000	89,816
4.90%, 9/15/2045	175,000	140,301
Cencora, Inc.:
2.70%, 3/15/2031	311,000	253,079
3.25%, 3/1/2025	142,000	137,144
4.25%, 3/1/2045	32,000	24,426
4.30%, 12/15/2047	225,000	173,738
Cigna Group:
1.25%, 3/15/2026	100,000	89,978
2.38%, 3/15/2031	160,000	127,598
2.40%, 3/15/2030	1,325,000	1,084,870
3.25%, 4/15/2025	297,000	285,536
3.40%, 3/15/2050	100,000	65,787
3.40%, 3/15/2051 (a)	350,000	229,141
3.88%, 10/15/2047	100,000	71,152
4.13%, 11/15/2025	312,000	302,135
4.38%, 10/15/2028	162,000	153,071
4.50%, 2/25/2026	50,000	48,613
4.80%, 8/15/2038	220,000	193,521
4.80%, 7/15/2046	200,000	165,938
4.90%, 12/15/2048	245,000	206,496
5.40%, 3/15/2033 (a)	250,000	242,155
5.69%, 3/15/2026	150,000	149,188
CVS Health Corp.:
1.75%, 8/21/2030	171,000	131,419
1.88%, 2/28/2031	95,000	72,277
2.70%, 8/21/2040	276,000	174,714
3.00%, 8/15/2026	150,000	139,447
3.25%, 8/15/2029	375,000	328,024
3.63%, 4/1/2027 (a)	343,000	320,383
3.75%, 4/1/2030	346,000	305,930
4.10%, 3/25/2025	350,000	341,862
4.13%, 4/1/2040	132,000	102,267
4.30%, 3/25/2028	521,000	492,704
4.78%, 3/25/2038	329,000	283,078
5.00%, 2/20/2026	115,000	113,198
5.00%, 1/30/2029 (a)	60,000	58,048
5.05%, 3/25/2048	570,000	473,539
5.13%, 2/21/2030	75,000	72,028
5.13%, 7/20/2045	450,000	378,540
5.25%, 1/30/2031 (a)	175,000	168,142
5.25%, 2/21/2033	200,000	189,150
5.30%, 6/1/2033 (a)	180,000	170,532
5.63%, 2/21/2053	675,000	603,443
5.88%, 6/1/2053 (a)	560,000	518,392
6.00%, 6/1/2063	80,000	73,466
6.13%, 9/15/2039	60,000	57,868

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co.:
3.10%, 5/15/2027	$300,000	$280,932
3.38%, 3/15/2029	235,000	216,043
4.15%, 3/15/2059	330,000	260,007
4.70%, 2/27/2033	100,000	96,168
4.88%, 2/27/2053 (a)	355,000	325,056
4.95%, 2/27/2063	200,000	180,660
5.00%, 2/27/2026 (a)	140,000	139,397
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	50,000	45,625
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028 (a)	400,000	378,428
6.38%, 5/15/2038	275,000	297,921
Johnson & Johnson:
0.55%, 9/1/2025	82,000	74,978
0.95%, 9/1/2027 (a)	150,000	128,814
1.30%, 9/1/2030 (a)	425,000	334,237
2.10%, 9/1/2040	85,000	54,136
2.25%, 9/1/2050	150,000	86,398
2.45%, 3/1/2026	300,000	281,700
2.63%, 1/15/2025	100,000	96,728
2.90%, 1/15/2028	286,000	263,420
3.40%, 1/15/2038	960,000	772,099
3.55%, 3/1/2036	25,000	21,178
3.63%, 3/3/2037	427,000	359,034
3.70%, 3/1/2046	204,000	158,414
3.75%, 3/3/2047	150,000	117,558
4.50%, 12/5/2043	250,000	223,490
5.85%, 7/15/2038	321,000	336,562
5.95%, 8/15/2037	100,000	105,706
McKesson Corp.:
0.90%, 12/3/2025 (a)	19,000	17,165
4.90%, 7/15/2028 (a)	100,000	97,604
Mead Johnson Nutrition Co.:
4.13%, 11/15/2025	559,000	541,475
5.90%, 11/1/2039	50,000	49,115
Merck & Co., Inc.:
0.75%, 2/24/2026	500,000	450,200
1.45%, 6/24/2030	100,000	78,297
1.70%, 6/10/2027 (a)	50,000	44,283
1.90%, 12/10/2028	110,000	93,796
2.15%, 12/10/2031 (a)	95,000	74,986
2.35%, 6/24/2040	220,000	143,796
2.75%, 12/10/2051	100,000	60,408
2.90%, 12/10/2061	411,000	236,000
3.40%, 3/7/2029	364,000	332,754
3.70%, 2/10/2045	386,000	293,966
4.00%, 3/7/2049	465,000	364,211
4.50%, 5/17/2033	120,000	112,272
4.90%, 5/17/2044	200,000	182,290
5.00%, 5/17/2053	375,000	341,715
5.15%, 5/17/2063	275,000	251,636
Mylan, Inc. 5.20%, 4/15/2048	110,000	79,718
Security Description	Principal Amount	Value
Novartis Capital Corp.:
1.75%, 2/14/2025	$525,000	$499,359
2.00%, 2/14/2027	54,000	48,800
2.20%, 8/14/2030	700,000	580,160
3.10%, 5/17/2027	325,000	303,865
4.40%, 5/6/2044	75,000	64,495
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	275,000	268,537
4.45%, 5/19/2028	650,000	626,502
4.65%, 5/19/2025	155,000	152,928
4.65%, 5/19/2030	550,000	526,218
4.75%, 5/19/2033	265,000	251,114
5.11%, 5/19/2043	200,000	183,644
5.30%, 5/19/2053	460,000	427,239
5.34%, 5/19/2063	350,000	319,767
Pfizer, Inc.:
0.80%, 5/28/2025	500,000	463,220
1.70%, 5/28/2030	2,350,000	1,883,619
1.75%, 8/18/2031	210,000	162,452
2.55%, 5/28/2040	108,000	72,400
2.63%, 4/1/2030	625,000	533,812
2.70%, 5/28/2050 (a)	1,284,000	804,375
3.45%, 3/15/2029 (a)	300,000	275,880
4.00%, 12/15/2036	95,000	81,941
4.00%, 3/15/2049	265,000	208,878
4.10%, 9/15/2038	300,000	255,249
4.13%, 12/15/2046 (a)	201,000	161,331
4.30%, 6/15/2043	105,000	88,372
5.60%, 9/15/2040	175,000	172,056
7.20%, 3/15/2039	485,000	558,337
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	60,712
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030	450,000	361,845
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	530,000	496,244
Viatris, Inc.:
1.65%, 6/22/2025	400,000	369,400
2.30%, 6/22/2027	215,000	184,550
3.85%, 6/22/2040	202,000	131,421
4.00%, 6/22/2050	175,000	105,681
Wyeth LLC:
5.95%, 4/1/2037	300,000	306,828
6.50%, 2/1/2034	34,000	36,509
Zoetis, Inc.:
4.50%, 11/13/2025	500,000	489,370
4.70%, 2/1/2043	333,000	286,800
5.60%, 11/16/2032	55,000	54,795
		47,162,959
PIPELINES — 3.5%
Boardwalk Pipelines LP:
3.60%, 9/1/2032	50,000	40,662
4.45%, 7/15/2027 (a)	61,000	57,425

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 6/1/2026	$500,000	$497,120
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	300,000	265,785
5.13%, 6/30/2027	50,000	48,567
5.88%, 3/31/2025	300,000	297,696
Cheniere Energy Partners LP:
3.25%, 1/31/2032	309,000	245,606
4.50%, 10/1/2029	358,000	324,079
5.95%, 6/30/2033 (c)	75,000	72,341
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	723,000	703,024
DCP Midstream Operating LP:
5.13%, 5/15/2029 (a)	300,000	285,516
5.38%, 7/15/2025	400,000	394,552
Eastern Gas Transmission & Storage, Inc.:
3.00%, 11/15/2029	400,000	339,436
4.80%, 11/1/2043	100,000	81,155
Enbridge Energy Partners LP:
5.88%, 10/15/2025	50,000	49,978
7.38%, 10/15/2045	87,000	92,523
Enbridge, Inc.:
1.60%, 10/4/2026	130,000	115,527
2.50%, 1/15/2025	375,000	358,129
2.50%, 8/1/2033	50,000	37,113
3.13%, 11/15/2029	250,000	215,142
5.50%, 12/1/2046	71,000	61,783
5.70%, 3/8/2033	410,000	392,907
5.97%, 3/8/2026 (a)	145,000	144,593
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (b)	180,000	178,564
Energy Transfer LP:
2.90%, 5/15/2025	300,000	284,931
3.75%, 5/15/2030	361,000	314,709
4.00%, 10/1/2027	600,000	556,836
4.15%, 9/15/2029	126,000	114,208
4.40%, 3/15/2027	211,000	200,020
4.75%, 1/15/2026	459,000	446,612
4.95%, 5/15/2028	100,000	95,635
4.95%, 6/15/2028	100,000	95,520
5.00%, 5/15/2044	119,000	92,835
5.00%, 5/15/2050 (a)	707,000	554,026
5.15%, 2/1/2043	75,000	59,792
5.15%, 3/15/2045	200,000	160,238
5.35%, 5/15/2045	81,000	66,204
5.40%, 10/1/2047	270,000	222,061
5.50%, 6/1/2027 (a)	200,000	196,630
5.55%, 2/15/2028	150,000	147,427
5.75%, 2/15/2033 (a)	70,000	67,348
6.05%, 6/1/2041	300,000	271,458
6.13%, 12/15/2045	149,000	133,058
6.25%, 4/15/2049	225,000	206,437
7.50%, 7/1/2038	50,000	52,485
Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
3.13%, 7/31/2029	$275,000	$241,516
3.30%, 2/15/2053	1,085,000	705,858
3.70%, 2/15/2026	94,000	90,046
3.70%, 1/31/2051	100,000	70,414
3.75%, 2/15/2025	350,000	339,990
4.15%, 10/16/2028	500,000	468,305
4.20%, 1/31/2050	243,000	187,389
4.45%, 2/15/2043	279,000	227,918
4.85%, 8/15/2042	20,000	17,285
4.90%, 5/15/2046	133,000	113,288
5.05%, 1/10/2026	75,000	74,144
5.10%, 2/15/2045	366,000	323,463
Series E, 3 mo. USD Term SOFR + 3.30%, 5.25%, 8/16/2077 (b)	100,000	88,241
5.35%, 1/31/2033 (a)	100,000	97,850
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	405,000	336,928
6.13%, 10/15/2039	300,000	299,235
7.55%, 4/15/2038	80,000	88,772
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	44,000	34,119
5.00%, 8/15/2042	150,000	120,904
5.00%, 3/1/2043	100,000	80,603
6.38%, 3/1/2041	304,000	287,198
6.50%, 9/1/2039	72,000	69,335
Series MTN, 6.95%, 1/15/2038	247,000	253,360
7.50%, 11/15/2040	83,000	86,712
7.75%, 3/15/2032	107,000	114,703
Kinder Morgan, Inc.:
1.75%, 11/15/2026	45,000	40,033
2.00%, 2/15/2031	9,000	6,863
3.25%, 8/1/2050	45,000	26,825
3.60%, 2/15/2051	126,000	79,695
4.30%, 6/1/2025	195,000	189,879
5.20%, 6/1/2033 (a)	70,000	64,735
5.45%, 8/1/2052	65,000	55,099
5.55%, 6/1/2045	620,000	532,816
Series GMTN, 7.75%, 1/15/2032	300,000	325,230
Magellan Midstream Partners LP:
3.95%, 3/1/2050	446,000	298,120
4.25%, 9/15/2046	247,000	173,683
5.00%, 3/1/2026	523,000	513,220
MPLX LP:
4.13%, 3/1/2027	300,000	283,689
4.50%, 4/15/2038	220,000	177,855
4.70%, 4/15/2048	350,000	265,244
4.88%, 12/1/2024	189,000	186,326
4.88%, 6/1/2025	300,000	294,141

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 9/1/2032	$500,000	$455,445
5.00%, 3/1/2033	115,000	104,727
5.20%, 3/1/2047 (a)	470,000	382,923
5.20%, 12/1/2047	147,000	119,051
5.50%, 2/15/2049	261,000	220,976
ONEOK Partners LP 4.90%, 3/15/2025	275,000	270,099
ONEOK, Inc.:
2.20%, 9/15/2025	153,000	142,328
3.10%, 3/15/2030	400,000	334,800
3.40%, 9/1/2029	104,000	90,187
4.35%, 3/15/2029	85,000	78,219
4.50%, 3/15/2050	100,000	72,427
4.55%, 7/15/2028	100,000	94,131
4.95%, 7/13/2047	200,000	157,688
5.20%, 7/15/2048	269,000	219,994
5.55%, 11/1/2026	115,000	114,250
5.65%, 11/1/2028	75,000	74,023
5.85%, 1/15/2026	79,000	79,024
6.00%, 6/15/2035	50,000	48,019
6.05%, 9/1/2033	85,000	83,534
6.63%, 9/1/2053	500,000	489,295
7.15%, 1/15/2051	63,000	63,395
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	203,000	174,144
4.30%, 1/31/2043	247,000	175,012
4.65%, 10/15/2025	395,000	383,411
4.70%, 6/15/2044	165,000	121,846
5.15%, 6/1/2042	100,000	78,971
6.65%, 1/15/2037	50,000	48,842
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	191,000	178,027
4.50%, 5/15/2030	378,000	346,823
5.63%, 3/1/2025	176,000	174,851
5.88%, 6/30/2026	100,000	99,808
5.90%, 9/15/2037	906,000	890,272
Spectra Energy Partners LP:
3.38%, 10/15/2026	750,000	697,560
3.50%, 3/15/2025	55,000	53,083
4.50%, 3/15/2045	50,000	37,935
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	85,037
4.95%, 4/15/2052	100,000	76,887
6.13%, 3/15/2033	119,000	116,740
6.25%, 7/1/2052	200,000	182,884
6.50%, 2/15/2053	100,000	95,454
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	174,000	146,106
4.88%, 2/1/2031	141,000	125,858
5.50%, 3/1/2030	152,000	142,149
6.88%, 1/15/2029	225,000	225,292
Security Description	Principal Amount	Value
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	$500,000	$558,855
Texas Eastern Transmission LP 7.00%, 7/15/2032	20,000	21,348
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031	85,000	65,861
4.10%, 4/15/2030	284,000	254,052
4.88%, 1/15/2026	326,000	319,291
6.10%, 6/1/2040 (a)	444,000	427,581
6.20%, 3/9/2026	100,000	99,926
6.20%, 10/15/2037	100,000	97,560
7.25%, 8/15/2038	325,000	346,323
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	156,000	133,703
4.00%, 3/15/2028	100,000	93,081
7.85%, 2/1/2026	1,425,000	1,481,672
Western Midstream Operating LP:
3.10%, 2/1/2025	500,000	479,030
4.05%, 2/1/2030	300,000	261,648
5.25%, 2/1/2050	300,000	232,110
5.50%, 8/15/2048	100,000	79,351
6.15%, 4/1/2033	455,000	439,148
6.35%, 1/15/2029	65,000	65,200
Williams Cos., Inc.:
2.60%, 3/15/2031	175,000	139,310
3.50%, 11/15/2030	422,000	362,933
3.50%, 10/15/2051	100,000	63,730
3.75%, 6/15/2027	100,000	93,028
4.90%, 1/15/2045	150,000	120,226
5.10%, 9/15/2045	300,000	250,965
5.30%, 8/15/2028	200,000	195,486
5.30%, 8/15/2052	176,000	149,746
5.40%, 3/2/2026	115,000	114,093
8.75%, 3/15/2032	275,000	311,855
		33,577,361
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	325,000	251,212
4.88%, 3/1/2026	120,000	116,728
5.95%, 8/15/2034	115,000	108,486
		476,426
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Agree LP:
2.00%, 6/15/2028	271,000	223,019
2.90%, 10/1/2030	86,000	69,408
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	35,412
2.00%, 5/18/2032	125,000	90,882
2.95%, 3/15/2034	40,000	30,338
3.45%, 4/30/2025	75,000	72,148

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 3/15/2052	$370,000	$233,718
4.70%, 7/1/2030	100,000	92,008
4.75%, 4/15/2035	40,000	35,159
5.15%, 4/15/2053	141,000	117,414
American Assets Trust LP 3.38%, 2/1/2031	140,000	104,642
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,000,000	762,070
4.25%, 2/15/2028	66,000	61,363
American Tower Corp.:
1.30%, 9/15/2025	350,000	319,984
1.50%, 1/31/2028	49,000	40,592
1.60%, 4/15/2026	424,000	381,011
2.70%, 4/15/2031	100,000	79,309
2.75%, 1/15/2027	150,000	135,478
2.90%, 1/15/2030	50,000	41,581
2.95%, 1/15/2025	50,000	48,045
2.95%, 1/15/2051	750,000	423,045
3.10%, 6/15/2050	115,000	66,962
3.60%, 1/15/2028	107,000	97,165
3.70%, 10/15/2049	175,000	113,981
3.80%, 8/15/2029	325,000	289,091
3.95%, 3/15/2029	350,000	316,351
4.00%, 6/1/2025	100,000	96,734
4.05%, 3/15/2032	25,000	21,532
5.25%, 7/15/2028	145,000	140,156
5.50%, 3/15/2028	100,000	98,028
5.55%, 7/15/2033	100,000	95,319
COR, 5.80%, 11/15/2028 (a)	110,000	109,145
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	344,000	289,779
Series MTN, 2.30%, 3/1/2030 (a)	100,000	81,725
Series MTN, 3.30%, 6/1/2029	590,000	521,513
5.00%, 2/15/2033	30,000	28,587
Boston Properties LP:
2.45%, 10/1/2033	799,000	543,416
2.55%, 4/1/2032	330,000	238,204
3.20%, 1/15/2025	100,000	95,777
3.25%, 1/30/2031	177,000	139,164
3.40%, 6/21/2029	500,000	417,060
6.50%, 1/15/2034 (a)	75,000	71,494
Brixmor Operating Partnership LP:
2.50%, 8/16/2031 (a)	25,000	18,880
4.13%, 5/15/2029	175,000	155,804
Broadstone Net Lease LLC 2.60%, 9/15/2031	125,000	87,574
Camden Property Trust:
2.80%, 5/15/2030	100,000	84,629
3.15%, 7/1/2029 (a)	300,000	264,966
4.10%, 10/15/2028	275,000	256,993
Corporate Office Properties LP:
2.00%, 1/15/2029 (a)	50,000	39,033
2.90%, 12/1/2033	124,000	86,786
Security Description	Principal Amount	Value
Crown Castle, Inc.:
1.05%, 7/15/2026	$100,000	$87,729
REIT, 1.35%, 7/15/2025	298,000	274,482
2.25%, 1/15/2031	123,000	95,482
2.90%, 3/15/2027	150,000	135,919
2.90%, 4/1/2041	250,000	160,215
3.25%, 1/15/2051	900,000	547,362
3.30%, 7/1/2030	50,000	42,184
3.65%, 9/1/2027	249,000	228,711
3.80%, 2/15/2028	478,000	438,163
4.45%, 2/15/2026	100,000	96,743
4.75%, 5/15/2047	87,000	67,622
5.00%, 1/11/2028	135,000	130,195
CubeSmart LP 2.50%, 2/15/2032	291,000	221,370
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	625,000	552,131
3.70%, 8/15/2027	81,000	74,775
4.45%, 7/15/2028 (a)	30,000	28,070
5.55%, 1/15/2028	170,000	166,019
EPR Properties:
3.60%, 11/15/2031	350,000	259,077
3.75%, 8/15/2029	400,000	320,760
4.50%, 4/1/2025 (a)	100,000	96,541
4.50%, 6/1/2027	100,000	89,429
4.75%, 12/15/2026	50,000	45,803
Equinix, Inc.:
1.00%, 9/15/2025	829,000	753,636
1.25%, 7/15/2025	150,000	137,985
1.45%, 5/15/2026	25,000	22,335
1.55%, 3/15/2028	50,000	41,606
1.80%, 7/15/2027	100,000	86,201
2.50%, 5/15/2031	75,000	58,511
2.63%, 11/18/2024	200,000	192,436
2.90%, 11/18/2026	45,000	41,240
2.95%, 9/15/2051	75,000	42,646
ERP Operating LP:
2.50%, 2/15/2030	100,000	82,751
3.00%, 7/1/2029 (a)	135,000	117,754
3.38%, 6/1/2025	100,000	96,096
4.50%, 7/1/2044	800,000	633,032
4.50%, 6/1/2045	150,000	114,582
Essex Portfolio LP:
2.65%, 3/15/2032 (a)	50,000	38,421
2.65%, 9/1/2050	20,000	10,384
3.50%, 4/1/2025 (a)	25,000	24,050
4.00%, 3/1/2029	73,000	66,226
Extra Space Storage LP:
2.20%, 10/15/2030	200,000	155,090
2.35%, 3/15/2032	300,000	226,176
2.40%, 10/15/2031	120,000	91,811
5.70%, 4/1/2028 (a)	105,000	103,631
Federal Realty OP LP:
4.50%, 12/1/2044	100,000	73,878
5.38%, 5/1/2028	200,000	194,358

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc.:
4.00%, 1/15/2030	$150,000	$127,513
5.25%, 6/1/2025	205,000	200,843
5.30%, 1/15/2029	306,000	283,699
5.38%, 4/15/2026	232,000	225,063
5.75%, 6/1/2028	81,000	77,649
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	195,000	145,858
3.50%, 8/1/2026	545,000	506,082
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	156,155
3.25%, 7/15/2026	100,000	94,046
3.50%, 7/15/2029	310,000	273,088
5.25%, 12/15/2032	275,000	255,390
Highwoods Realty LP:
2.60%, 2/1/2031	50,000	35,961
3.05%, 2/15/2030	200,000	153,624
4.20%, 4/15/2029	100,000	84,821
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	263,000	221,015
Hudson Pacific Properties LP 3.25%, 1/15/2030	125,000	85,747
Invitation Homes Operating Partnership LP:
2.70%, 1/15/2034	25,000	18,196
4.15%, 4/15/2032	500,000	429,195
5.50%, 8/15/2033	300,000	279,153
Kilroy Realty LP:
2.65%, 11/15/2033	110,000	73,888
3.05%, 2/15/2030	140,000	109,977
4.25%, 8/15/2029 (a)	100,000	85,555
4.38%, 10/1/2025	500,000	478,595
Kimco Realty OP LLC:
3.20%, 4/1/2032	32,000	25,694
3.30%, 2/1/2025	275,000	264,322
4.13%, 12/1/2046	50,000	34,539
4.25%, 4/1/2045	100,000	72,626
Kite Realty Group LP 4.00%, 10/1/2026	100,000	91,057
LXP Industrial Trust 2.38%, 10/1/2031	131,000	96,111
Mid-America Apartments LP:
3.95%, 3/15/2029	125,000	115,289
4.00%, 11/15/2025	100,000	96,748
National Health Investors, Inc. 3.00%, 2/1/2031	100,000	73,057
NNN REIT, Inc.:
3.10%, 4/15/2050	100,000	57,113
3.50%, 4/15/2051	49,000	30,824
4.30%, 10/15/2028	300,000	277,005
4.80%, 10/15/2048	100,000	77,041
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	55,000	40,290
3.38%, 2/1/2031	50,000	38,996
Security Description	Principal Amount	Value
3.63%, 10/1/2029	$106,000	$88,505
4.50%, 1/15/2025	50,000	48,600
4.50%, 4/1/2027	54,000	50,128
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	45,000	31,681
9.25%, 7/20/2028 (a)	100,000	100,775
Prologis LP:
1.75%, 2/1/2031	50,000	38,296
2.25%, 4/15/2030	595,000	485,092
2.25%, 1/15/2032	25,000	19,311
2.88%, 11/15/2029	100,000	85,682
3.25%, 6/30/2026	100,000	94,299
3.88%, 9/15/2028	256,000	237,391
4.75%, 6/15/2033	150,000	138,022
5.13%, 1/15/2034	110,000	103,562
Public Storage Operating Co.:
0.88%, 2/15/2026	100,000	89,754
1.85%, 5/1/2028	198,000	169,435
3.39%, 5/1/2029	186,000	167,649
5.10%, 8/1/2033	50,000	47,785
Rayonier LP 2.75%, 5/17/2031	878,000	679,985
Realty Income Corp.:
0.75%, 3/15/2026	25,000	22,120
3.00%, 1/15/2027	250,000	229,015
3.25%, 6/15/2029	100,000	88,636
3.25%, 1/15/2031	100,000	83,945
3.40%, 1/15/2028	225,000	204,248
3.88%, 4/15/2025	50,000	48,529
3.95%, 8/15/2027	50,000	46,783
4.13%, 10/15/2026	250,000	239,095
4.70%, 12/15/2028	140,000	133,356
4.85%, 3/15/2030	65,000	61,228
4.88%, 6/1/2026	200,000	195,800
4.90%, 7/15/2033	200,000	182,632
5.63%, 10/13/2032	50,000	48,376
Regency Centers LP:
2.95%, 9/15/2029	550,000	467,450
4.40%, 2/1/2047	93,000	68,808
4.65%, 3/15/2049	50,000	38,153
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028	100,000	98,610
Sabra Health Care LP:
3.20%, 12/1/2031	350,000	262,608
5.13%, 8/15/2026	200,000	191,092
Safehold GL Holdings LLC 2.80%, 6/15/2031	224,000	167,494
Simon Property Group LP:
1.75%, 2/1/2028	50,000	42,420
2.20%, 2/1/2031	100,000	77,112
2.25%, 1/15/2032	200,000	150,024
2.45%, 9/13/2029	287,000	238,285
2.65%, 2/1/2032	25,000	19,496
3.25%, 9/13/2049	130,000	80,487

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 1/15/2026	$200,000	$189,754
3.38%, 12/1/2027 (a)	1,427,000	1,302,437
3.50%, 9/1/2025	200,000	191,842
3.80%, 7/15/2050	254,000	171,699
4.75%, 3/15/2042	130,000	104,701
5.50%, 3/8/2033 (a)	253,000	240,299
6.75%, 2/1/2040	100,000	101,926
Spirit Realty LP:
3.40%, 1/15/2030	56,000	46,772
4.00%, 7/15/2029	309,000	273,301
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	68,135
4.50%, 3/15/2028 (a)	100,000	87,664
Sun Communities Operating LP:
2.70%, 7/15/2031	243,000	186,745
4.20%, 4/15/2032	90,000	76,725
5.70%, 1/15/2033	200,000	188,730
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033	100,000	70,596
Series MTN, 3.20%, 1/15/2030	181,000	155,070
Ventas Realty LP:
2.65%, 1/15/2025	88,000	83,862
3.25%, 10/15/2026	40,000	36,730
3.50%, 2/1/2025	250,000	240,525
4.38%, 2/1/2045	31,000	22,325
4.40%, 1/15/2029 (a)	25,000	23,068
4.75%, 11/15/2030 (a)	73,000	66,880
4.88%, 4/15/2049	250,000	190,437
5.70%, 9/30/2043	100,000	86,185
VICI Properties LP:
4.38%, 5/15/2025	60,000	58,088
4.75%, 2/15/2028	100,000	93,548
4.95%, 2/15/2030	150,000	137,512
5.13%, 5/15/2032	340,000	304,922
5.63%, 5/15/2052	30,000	25,013
Vornado Realty LP:
3.40%, 6/1/2031	90,000	64,907
3.50%, 1/15/2025	100,000	94,631
Welltower OP LLC:
2.05%, 1/15/2029 (a)	124,000	102,356
2.80%, 6/1/2031	250,000	199,570
4.00%, 6/1/2025	66,000	63,751
4.13%, 3/15/2029	290,000	264,149
4.25%, 4/15/2028	350,000	325,510
4.95%, 9/1/2048	64,000	52,410
6.50%, 3/15/2041 (a)	307,000	302,374
Weyerhaeuser Co.:
4.00%, 4/15/2030	236,000	209,219
4.75%, 5/15/2026	250,000	243,952
7.38%, 3/15/2032	200,000	216,566
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	71,504
Security Description	Principal Amount	Value
2.40%, 2/1/2031	$45,000	$34,850
3.85%, 7/15/2029	500,000	440,770
4.00%, 2/1/2025	50,000	48,618
		35,340,299
RETAIL — 2.7%
Advance Auto Parts, Inc. 5.95%, 3/9/2028	40,000	37,850
AutoNation, Inc.:
2.40%, 8/1/2031	310,000	228,783
3.85%, 3/1/2032 (a)	135,000	109,636
4.75%, 6/1/2030	50,000	45,065
AutoZone, Inc.:
3.13%, 4/21/2026	50,000	46,910
3.63%, 4/15/2025	142,000	137,308
4.00%, 4/15/2030	125,000	112,384
5.05%, 7/15/2026	150,000	147,810
5.20%, 8/1/2033	200,000	187,056
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	202,000	191,690
Costco Wholesale Corp.:
1.38%, 6/20/2027	209,000	182,580
1.60%, 4/20/2030	500,000	400,960
Darden Restaurants, Inc. 4.55%, 2/15/2048	50,000	38,657
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	200,000	121,666
Dollar General Corp.:
3.50%, 4/3/2030	132,000	112,525
5.00%, 11/1/2032	101,000	91,465
5.20%, 7/5/2028 (a)	71,000	68,744
5.45%, 7/5/2033 (a)	250,000	231,077
5.50%, 11/1/2052	129,000	107,814
Dollar Tree, Inc.:
3.38%, 12/1/2051	287,000	169,230
4.00%, 5/15/2025 (a)	664,000	642,606
Genuine Parts Co.:
1.75%, 2/1/2025	100,000	94,223
1.88%, 11/1/2030	97,000	73,451
2.75%, 2/1/2032	10,000	7,786
Home Depot, Inc.:
0.90%, 3/15/2028	93,000	77,565
2.50%, 4/15/2027	100,000	91,148
2.70%, 4/15/2030	200,000	170,446
2.95%, 6/15/2029	697,000	620,225
3.13%, 12/15/2049	310,000	202,049
3.25%, 4/15/2032	127,000	108,896
3.30%, 4/15/2040	100,000	74,346
3.35%, 9/15/2025	300,000	288,453
3.35%, 4/15/2050	407,000	277,314
3.63%, 4/15/2052	440,000	312,686
3.90%, 12/6/2028	175,000	164,953
3.90%, 6/15/2047	395,000	300,907
4.00%, 9/15/2025	80,000	78,090
4.25%, 4/1/2046	258,000	206,364
4.40%, 3/15/2045	108,000	89,090

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/15/2032 (a)	$60,000	$56,612
4.88%, 2/15/2044	217,000	193,931
4.95%, 9/15/2052 (a)	1,350,000	1,207,413
5.88%, 12/16/2036	183,000	188,329
5.95%, 4/1/2041	215,000	219,880
Lowe's Cos., Inc.:
1.30%, 4/15/2028	250,000	208,008
1.70%, 9/15/2028 (a)	60,000	50,072
1.70%, 10/15/2030	45,000	34,494
2.63%, 4/1/2031	200,000	161,928
3.35%, 4/1/2027	100,000	93,020
3.38%, 9/15/2025	300,000	286,962
3.65%, 4/5/2029	100,000	90,761
3.70%, 4/15/2046	500,000	346,160
3.75%, 4/1/2032 (a)	200,000	173,144
4.00%, 4/15/2025	65,000	63,361
4.05%, 5/3/2047	140,000	103,071
4.25%, 4/1/2052	100,000	73,795
4.40%, 9/8/2025 (a)	30,000	29,330
4.45%, 4/1/2062	37,000	26,943
4.50%, 4/15/2030	551,000	514,000
4.80%, 4/1/2026	80,000	78,476
5.00%, 4/15/2033 (a)	85,000	79,987
5.15%, 7/1/2033	200,000	190,098
5.63%, 4/15/2053 (a)	200,000	181,794
5.75%, 7/1/2053	105,000	97,993
5.80%, 9/15/2062	407,000	369,304
5.85%, 4/1/2063	1,431,000	1,307,691
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030 (a)	28,000	22,926
Series MTN, 3.63%, 5/1/2043	750,000	548,040
Series MTN, 3.63%, 9/1/2049	50,000	35,223
Series MTN, 3.70%, 1/30/2026	100,000	96,166
Series MTN, 3.80%, 4/1/2028 (a)	300,000	281,832
Series MTN, 4.20%, 4/1/2050	39,000	30,234
Series MTN, 4.45%, 3/1/2047	100,000	81,225
Series MTN, 4.45%, 9/1/2048 (a)	171,000	139,363
Series MTN, 4.60%, 9/9/2032 (a)	70,000	65,626
Series MTN, 4.60%, 5/26/2045	100,000	82,942
Series MTN, 4.88%, 7/15/2040	220,000	193,681
Series MTN, 4.88%, 12/9/2045	445,000	384,164
4.95%, 8/14/2033 (a)	200,000	190,642
5.45%, 8/14/2053	200,000	187,306
Security Description	Principal Amount	Value
Series MTN, 5.70%, 2/1/2039	$176,000	$170,884
Series I, 6.30%, 3/1/2038	266,000	277,164
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029 (a)	580,000	533,264
4.20%, 4/1/2030	100,000	91,014
4.70%, 6/15/2032	25,000	22,916
Ross Stores, Inc.:
0.88%, 4/15/2026	50,000	44,303
4.60%, 4/15/2025	536,000	525,184
Starbucks Corp.:
2.25%, 3/12/2030 (a)	125,000	102,436
2.55%, 11/15/2030	238,000	195,150
3.00%, 2/14/2032 (a)	245,000	202,323
3.35%, 3/12/2050	164,000	107,409
4.00%, 11/15/2028	250,000	234,875
4.30%, 6/15/2045	674,000	528,544
4.45%, 8/15/2049	100,000	79,264
4.50%, 11/15/2048	83,000	66,246
4.75%, 2/15/2026	130,000	128,050
4.80%, 2/15/2033	105,000	98,802
Target Corp.:
2.25%, 4/15/2025	125,000	119,076
2.35%, 2/15/2030	750,000	627,075
2.65%, 9/15/2030	325,000	273,991
2.95%, 1/15/2052	260,000	157,690
3.38%, 4/15/2029 (a)	100,000	91,707
4.00%, 7/1/2042 (a)	160,000	130,437
4.40%, 1/15/2033 (a)	35,000	32,223
4.50%, 9/15/2032 (a)	150,000	139,553
4.80%, 1/15/2053	35,000	29,936
6.50%, 10/15/2037	140,000	148,204
TJX Cos., Inc.:
2.25%, 9/15/2026 (a)	155,000	142,419
3.88%, 4/15/2030	45,000	41,290
Tractor Supply Co. 5.25%, 5/15/2033 (a)	310,000	291,880
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	175,000	142,412
3.45%, 6/1/2026	100,000	92,707
4.10%, 4/15/2050 (a)	250,000	155,290
4.50%, 11/18/2034	200,000	167,160
Walmart, Inc.:
1.50%, 9/22/2028	450,000	381,285
1.80%, 9/22/2031 (a)	55,000	43,251
2.38%, 9/24/2029	25,000	21,716
2.50%, 9/22/2041	100,000	66,724
2.65%, 12/15/2024	100,000	96,890
2.65%, 9/22/2051	575,000	354,234
3.25%, 7/8/2029	519,000	473,582
3.55%, 6/26/2025	50,000	48,494
3.70%, 6/26/2028 (a)	50,000	47,291
3.90%, 9/9/2025 (a)	160,000	155,947
3.95%, 9/9/2027	90,000	86,666
4.00%, 4/15/2026 (a)	100,000	97,302

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/15/2030	$100,000	$93,694
4.05%, 6/29/2048	375,000	307,556
4.10%, 4/15/2033	135,000	123,518
4.15%, 9/9/2032	95,000	88,398
4.50%, 9/9/2052 (a)	650,000	558,181
4.50%, 4/15/2053	125,000	107,716
5.25%, 9/1/2035	375,000	374,820
5.63%, 4/1/2040	150,000	151,332
7.55%, 2/15/2030	118,000	133,524
		25,418,734
SEMICONDUCTORS — 2.3%
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	145,000	122,252
2.10%, 10/1/2031	100,000	78,997
2.80%, 10/1/2041	170,000	113,130
2.95%, 10/1/2051	70,000	43,541
3.50%, 12/5/2026	300,000	284,541
Applied Materials, Inc.:
1.75%, 6/1/2030	459,000	367,218
3.30%, 4/1/2027	50,000	46,881
4.35%, 4/1/2047	210,000	177,479
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	184,000	167,136
Broadcom, Inc.:
1.95%, 2/15/2028 (c)	50,000	42,614
2.45%, 2/15/2031 (c)	725,000	566,044
2.60%, 2/15/2033 (c)	100,000	74,575
3.14%, 11/15/2035 (c)	458,000	333,786
3.15%, 11/15/2025	300,000	283,230
3.42%, 4/15/2033 (c)	500,000	398,485
3.47%, 4/15/2034 (c)	206,000	161,560
3.50%, 2/15/2041 (c)	368,000	254,844
3.63%, 10/15/2024	51,000	49,740
3.75%, 2/15/2051 (c)	125,000	83,275
4.00%, 4/15/2029 (c)	50,000	45,066
4.11%, 9/15/2028 (a)	260,000	239,499
4.15%, 11/15/2030	575,000	509,387
4.15%, 4/15/2032 (c)	67,000	57,993
4.30%, 11/15/2032	200,000	174,446
4.75%, 4/15/2029	300,000	282,687
4.93%, 5/15/2037 (c)	1,518,000	1,307,651
5.00%, 4/15/2030 (a)	100,000	95,261
Intel Corp.:
1.60%, 8/12/2028 (a)	275,000	232,334
2.45%, 11/15/2029	535,000	454,071
3.05%, 8/12/2051	291,000	175,715
3.10%, 2/15/2060	100,000	57,443
3.15%, 5/11/2027	115,000	106,510
3.20%, 8/12/2061	100,000	57,927
3.25%, 11/15/2049	225,000	143,471
3.40%, 3/25/2025	300,000	290,550
3.70%, 7/29/2025	263,000	254,497
3.73%, 12/8/2047	500,000	355,005
3.75%, 3/25/2027	150,000	142,324
Security Description	Principal Amount	Value
3.75%, 8/5/2027	$50,000	$47,145
3.90%, 3/25/2030	100,000	91,156
4.10%, 5/19/2046	250,000	191,382
4.15%, 8/5/2032	100,000	91,010
4.25%, 12/15/2042	237,000	188,394
4.60%, 3/25/2040 (a)	50,000	43,393
4.75%, 3/25/2050	1,710,000	1,409,399
4.80%, 10/1/2041	600,000	516,684
4.88%, 2/10/2028	150,000	147,099
4.90%, 8/5/2052	240,000	201,439
5.13%, 2/10/2030 (a)	75,000	73,513
5.20%, 2/10/2033 (a)	185,000	179,061
5.63%, 2/10/2043	200,000	190,172
5.70%, 2/10/2053 (a)	205,000	192,175
5.90%, 2/10/2063	100,000	94,837
KLA Corp.:
4.10%, 3/15/2029	400,000	377,544
4.65%, 7/15/2032	60,000	56,828
4.95%, 7/15/2052	37,000	32,327
5.25%, 7/15/2062	200,000	179,306
Lam Research Corp.:
1.90%, 6/15/2030	118,000	94,611
2.88%, 6/15/2050	50,000	30,962
3.13%, 6/15/2060	100,000	59,970
3.75%, 3/15/2026 (a)	773,000	743,580
4.00%, 3/15/2029	177,000	166,283
Marvell Technology, Inc.:
1.65%, 4/15/2026	50,000	45,186
2.45%, 4/15/2028	65,000	56,136
2.95%, 4/15/2031 (a)	100,000	80,860
4.88%, 6/22/2028	60,000	57,319
COR, 5.95%, 9/15/2033	155,000	152,153
Microchip Technology, Inc. 4.25%, 9/1/2025	350,000	338,712
Micron Technology, Inc.:
4.66%, 2/15/2030 (a)	180,000	163,930
4.98%, 2/6/2026	100,000	97,694
5.33%, 2/6/2029	200,000	192,136
5.38%, 4/15/2028	250,000	241,230
5.88%, 9/15/2033	61,000	58,085
6.75%, 11/1/2029	305,000	310,057
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	79,889
3.50%, 4/1/2040	491,000	387,011
3.70%, 4/1/2060	130,000	94,777
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	675,000	662,728
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a)	355,000	276,999
2.65%, 2/15/2032	97,000	75,053
2.70%, 5/1/2025	225,000	213,662
3.25%, 5/11/2041	50,000	33,648
3.88%, 6/18/2026	150,000	142,543
4.30%, 6/18/2029	215,000	197,041

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Qorvo, Inc. 1.75%, 12/15/2024 (c)	$465,000	$437,983
QUALCOMM, Inc.:
2.15%, 5/20/2030 (a)	150,000	123,946
3.25%, 5/20/2027	250,000	233,052
3.45%, 5/20/2025 (a)	100,000	96,739
4.25%, 5/20/2032	15,000	13,886
4.30%, 5/20/2047	190,000	153,003
4.50%, 5/20/2052	61,000	49,713
4.65%, 5/20/2035	250,000	234,752
4.80%, 5/20/2045	256,000	226,491
5.40%, 5/20/2033 (a)	100,000	100,074
6.00%, 5/20/2053	300,000	302,802
Skyworks Solutions, Inc. 1.80%, 6/1/2026	410,000	364,728
Texas Instruments, Inc.:
1.38%, 3/12/2025	140,000	132,111
2.25%, 9/4/2029	275,000	234,151
2.70%, 9/15/2051	127,000	76,665
3.88%, 3/15/2039	100,000	82,193
4.15%, 5/15/2048	325,000	260,975
4.60%, 2/15/2028	90,000	88,164
4.90%, 3/14/2033	100,000	96,627
TSMC Arizona Corp.:
1.75%, 10/25/2026	193,000	172,994
2.50%, 10/25/2031	60,000	48,287
3.25%, 10/25/2051 (a)	75,000	50,432
3.88%, 4/22/2027	155,000	147,389
Xilinx, Inc. 2.38%, 6/1/2030	250,000	207,135
		21,920,576
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	83,850
3.84%, 5/1/2025	40,000	38,633
Series WI, 4.20%, 5/1/2030	111,000	100,146
		222,629
SOFTWARE — 2.4%
Activision Blizzard, Inc. 4.50%, 6/15/2047	130,000	113,482
Adobe, Inc. 3.25%, 2/1/2025	276,000	268,236
Autodesk, Inc.:
2.85%, 1/15/2030	13,000	11,020
4.38%, 6/15/2025	100,000	97,797
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	185,000	156,190
Concentrix Corp. 6.85%, 8/2/2033	250,000	231,042
Electronic Arts, Inc. 1.85%, 2/15/2031 (a)	70,000	54,261
Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	$375,000	$335,734
2.25%, 3/1/2031 (a)	63,000	49,173
3.10%, 3/1/2041	944,000	623,418
4.70%, 7/15/2027	100,000	96,793
5.10%, 7/15/2032 (a)	300,000	282,744
5.63%, 7/15/2052 (a)	100,000	90,809
Fiserv, Inc.:
3.50%, 7/1/2029	497,000	442,424
3.85%, 6/1/2025	13,000	12,562
4.20%, 10/1/2028	537,000	503,207
4.40%, 7/1/2049	400,000	306,504
5.45%, 3/2/2028	180,000	178,261
5.63%, 8/21/2033	200,000	193,834
Intuit, Inc.:
0.95%, 7/15/2025	25,000	23,028
1.35%, 7/15/2027	50,000	43,207
COR, 5.13%, 9/15/2028	200,000	197,784
5.20%, 9/15/2033	200,000	194,732
COR, 5.25%, 9/15/2026	200,000	199,520
COR, 5.50%, 9/15/2053	40,000	38,337
Microsoft Corp.:
2.40%, 8/8/2026	225,000	208,993
2.53%, 6/1/2050	664,000	404,310
2.68%, 6/1/2060	407,000	239,186
2.70%, 2/12/2025 (a)	400,000	386,040
2.92%, 3/17/2052	1,515,000	994,022
3.04%, 3/17/2062	897,000	566,491
3.13%, 11/3/2025	200,000	191,550
3.30%, 2/6/2027	800,000	758,976
3.45%, 8/8/2036	100,000	84,296
3.50%, 2/12/2035	150,000	130,532
3.50%, 11/15/2042	11,000	8,610
3.70%, 8/8/2046	475,000	372,647
4.20%, 11/3/2035	150,000	138,525
4.25%, 2/6/2047	50,000	43,423
4.45%, 11/3/2045 (a)	100,000	89,316
4.50%, 2/6/2057	200,000	175,512
Oracle Corp.:
2.30%, 3/25/2028	505,000	437,062
2.50%, 4/1/2025	1,069,000	1,017,624
2.65%, 7/15/2026	32,000	29,500
2.88%, 3/25/2031	564,000	460,720
2.95%, 5/15/2025	427,000	408,344
2.95%, 4/1/2030	450,000	377,928
3.25%, 11/15/2027	188,000	171,150
3.60%, 4/1/2040	362,000	260,347
3.60%, 4/1/2050	510,000	329,618
3.65%, 3/25/2041	578,000	412,253
3.80%, 11/15/2037	100,000	76,171
3.85%, 7/15/2036	541,000	426,616
3.90%, 5/15/2035	150,000	122,174
3.95%, 3/25/2051	200,000	137,068
4.00%, 7/15/2046	706,000	498,203

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/2047	$100,000	$69,923
4.10%, 3/25/2061	815,000	541,902
4.13%, 5/15/2045	354,000	256,742
4.30%, 7/8/2034	250,000	214,575
4.38%, 5/15/2055	175,000	126,061
4.50%, 5/6/2028 (a)	90,000	85,787
4.90%, 2/6/2033	90,000	82,890
5.38%, 7/15/2040	1,450,000	1,285,671
5.55%, 2/6/2053	1,215,000	1,064,887
6.13%, 7/8/2039	358,000	344,768
6.15%, 11/9/2029	60,000	60,911
6.50%, 4/15/2038	150,000	150,688
6.90%, 11/9/2052	50,000	51,487
Roper Technologies, Inc.:
1.00%, 9/15/2025	5,000	4,568
1.75%, 2/15/2031	168,000	127,379
2.95%, 9/15/2029 (a)	720,000	623,506
3.80%, 12/15/2026	210,000	198,807
4.20%, 9/15/2028 (a)	50,000	47,027
Salesforce, Inc.:
1.50%, 7/15/2028	250,000	212,497
1.95%, 7/15/2031	80,000	63,171
2.70%, 7/15/2041	159,000	107,460
2.90%, 7/15/2051	200,000	124,794
3.05%, 7/15/2061	150,000	89,171
3.70%, 4/11/2028	121,000	114,009
ServiceNow, Inc. 1.40%, 9/1/2030	300,000	229,497
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025 (a)	100,000	96,445
4.95%, 3/28/2028	100,000	96,576
5.00%, 3/28/2026	600,000	588,510
VMware, Inc.:
1.40%, 8/15/2026	565,000	498,579
1.80%, 8/15/2028	141,000	116,940
2.20%, 8/15/2031	155,000	116,679
3.90%, 8/21/2027	100,000	93,116
4.50%, 5/15/2025	300,000	292,908
4.65%, 5/15/2027 (a)	51,000	49,131
Workday, Inc. 3.80%, 4/1/2032	100,000	85,694
		23,014,062
TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV:
2.88%, 5/7/2030	52,000	43,515
4.38%, 7/16/2042	440,000	354,574
4.70%, 7/21/2032	130,000	119,756
AT&T, Inc.:
1.70%, 3/25/2026	1,270,000	1,152,246
2.25%, 2/1/2032	50,000	37,632
2.30%, 6/1/2027	225,000	199,249
2.55%, 12/1/2033	439,000	322,235
3.50%, 6/1/2041	130,000	90,319
3.50%, 9/15/2053	925,000	571,520
Security Description	Principal Amount	Value
3.50%, 2/1/2061	$100,000	$59,832
3.55%, 9/15/2055	712,000	436,435
3.65%, 6/1/2051	775,000	499,363
3.65%, 9/15/2059	72,000	43,757
3.80%, 12/1/2057	951,000	602,240
3.85%, 6/1/2060	514,000	327,228
4.10%, 2/15/2028	200,000	186,726
4.30%, 2/15/2030	2,222,000	2,020,020
4.30%, 12/15/2042	275,000	210,917
4.35%, 3/1/2029 (a)	1,144,000	1,063,577
4.35%, 6/15/2045	150,000	111,506
4.50%, 3/9/2048	100,000	75,765
4.55%, 3/9/2049	388,000	292,994
4.75%, 5/15/2046	378,000	297,592
4.85%, 3/1/2039 (a)	310,000	261,733
5.15%, 3/15/2042	50,000	43,183
5.15%, 11/15/2046 (a)	100,000	83,292
5.40%, 2/15/2034	1,130,000	1,056,945
5.54%, 2/20/2026	150,000	148,919
5.65%, 2/15/2047	145,000	133,198
6.30%, 1/15/2038	50,000	49,159
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052 (a)	154,000	102,562
Series US-4, 3.65%, 3/17/2051	60,000	40,030
4.46%, 4/1/2048 (a)	195,000	151,074
5.10%, 5/11/2033	300,000	280,659
British Telecommunications PLC:
5.13%, 12/4/2028	100,000	96,165
9.63%, 12/15/2030	350,000	412,174
Cisco Systems, Inc.:
2.95%, 2/28/2026	100,000	94,958
5.50%, 1/15/2040	972,000	955,291
5.90%, 2/15/2039	231,000	237,646
Corning, Inc.:
4.38%, 11/15/2057 (a)	100,000	75,100
4.75%, 3/15/2042	700,000	594,412
5.45%, 11/15/2079	356,000	296,658
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	215,000	246,199
9.25%, 6/1/2032	50,000	60,881
Juniper Networks, Inc. 3.75%, 8/15/2029	11,000	9,779
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	111,682
Motorola Solutions, Inc.:
4.60%, 2/23/2028 (a)	400,000	382,420
4.60%, 5/23/2029 (a)	300,000	283,314
5.50%, 9/1/2044	167,000	145,983
5.60%, 6/1/2032	151,000	144,203
Nokia Oyj 6.63%, 5/15/2039	400,000	356,428

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Orange SA 9.00%, 3/1/2031	$200,000	$236,326
Rogers Communications, Inc.:
2.95%, 3/15/2025	500,000	476,890
3.20%, 3/15/2027	650,000	594,373
3.63%, 12/15/2025	425,000	402,403
4.30%, 2/15/2048	233,000	163,011
4.35%, 5/1/2049	83,000	59,060
4.50%, 3/15/2042	158,000	122,300
4.50%, 3/15/2043	50,000	37,731
4.55%, 3/15/2052	200,000	146,198
5.00%, 3/15/2044 (a)	195,000	156,944
7.50%, 8/15/2038	85,000	87,919
Sprint Capital Corp.:
6.88%, 11/15/2028	150,000	154,891
8.75%, 3/15/2032	675,000	781,447
Telefonica Emisiones SA:
4.10%, 3/8/2027	62,000	58,408
4.67%, 3/6/2038	670,000	537,146
5.21%, 3/8/2047	600,000	475,836
5.52%, 3/1/2049	47,000	38,613
Telefonica Europe BV 8.25%, 9/15/2030 (a)	442,000	492,171
TELUS Corp.:
2.80%, 2/16/2027	68,000	62,280
3.40%, 5/13/2032 (a)	50,000	40,775
4.60%, 11/16/2048	50,000	38,564
T-Mobile USA, Inc.:
2.25%, 2/15/2026	550,000	506,610
2.25%, 11/15/2031	100,000	76,124
2.55%, 2/15/2031	175,000	139,302
2.63%, 4/15/2026	200,000	184,924
3.00%, 2/15/2041	180,000	119,221
3.30%, 2/15/2051	200,000	124,172
3.38%, 4/15/2029	200,000	175,820
3.50%, 4/15/2025	527,000	508,392
3.50%, 4/15/2031	1,280,000	1,081,114
3.60%, 11/15/2060	450,000	278,716
3.75%, 4/15/2027	250,000	233,455
3.88%, 4/15/2030	925,000	818,782
4.38%, 4/15/2040	476,000	382,299
4.50%, 4/15/2050	446,000	341,966
4.75%, 2/1/2028 (a)	300,000	287,634
4.95%, 3/15/2028	45,000	43,664
5.05%, 7/15/2033	300,000	277,848
5.20%, 1/15/2033	1,000,000	944,540
5.65%, 1/15/2053	410,000	374,621
5.75%, 1/15/2054 (a)	75,000	69,113
COR, 5.75%, 1/15/2034	105,000	102,432
5.80%, 9/15/2062	125,000	113,868
Verizon Communications, Inc.:
0.85%, 11/20/2025	552,000	499,367
1.45%, 3/20/2026 (a)	244,000	220,200
1.50%, 9/18/2030	180,000	136,429
1.68%, 10/30/2030	900,000	682,641
Security Description	Principal Amount	Value
1.75%, 1/20/2031	$300,000	$226,017
2.10%, 3/22/2028	525,000	451,153
2.36%, 3/15/2032	100,000	76,229
2.55%, 3/21/2031	505,000	401,763
2.63%, 8/15/2026	100,000	92,362
2.65%, 11/20/2040	1,000	629
2.85%, 9/3/2041	135,000	86,881
2.99%, 10/30/2056	436,000	242,176
3.00%, 11/20/2060	860,000	465,527
3.15%, 3/22/2030 (a)	91,000	77,507
3.40%, 3/22/2041	475,000	334,941
3.55%, 3/22/2051	1,292,000	850,627
3.70%, 3/22/2061	995,000	632,681
3.88%, 2/8/2029	300,000	274,599
3.88%, 3/1/2052	250,000	175,457
4.00%, 3/22/2050	495,000	353,108
4.13%, 3/16/2027	359,000	341,596
4.13%, 8/15/2046	198,000	147,480
4.27%, 1/15/2036 (a)	300,000	255,897
4.33%, 9/21/2028	338,000	317,396
4.40%, 11/1/2034	150,000	130,095
4.50%, 8/10/2033	450,000	400,630
4.52%, 9/15/2048	400,000	313,592
4.81%, 3/15/2039	155,000	133,430
4.86%, 8/21/2046	1,300,000	1,075,048
5.05%, 5/9/2033 (a)	200,000	186,824
6.55%, 9/15/2043	190,000	194,395
7.75%, 12/1/2030	100,000	111,167
Vodafone Group PLC:
4.25%, 9/17/2050	155,000	111,657
4.88%, 6/19/2049	100,000	79,768
5.63%, 2/10/2053 (a)	500,000	442,830
5.75%, 2/10/2063	1,100,000	964,612
6.15%, 2/27/2037	466,000	458,120
		40,265,779
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	100,000	96,554
3.90%, 11/19/2029	357,000	315,906
6.35%, 3/15/2040	94,000	90,672
Mattel, Inc. 5.45%, 11/1/2041	1,000,000	820,060
		1,323,192
TRANSPORTATION — 1.6%
Burlington Northern Santa Fe LLC:
3.30%, 9/15/2051	105,000	70,275
3.55%, 2/15/2050	34,000	24,103
3.65%, 9/1/2025	25,000	24,204
3.90%, 8/1/2046	800,000	599,184
4.05%, 6/15/2048	215,000	165,993
4.13%, 6/15/2047	100,000	78,153
4.15%, 12/15/2048	99,000	77,347
4.38%, 9/1/2042	100,000	82,931

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 3/15/2042	$250,000	$208,067
4.45%, 1/15/2053	145,000	120,202
4.55%, 9/1/2044	120,000	100,787
4.95%, 9/15/2041	50,000	45,148
5.05%, 3/1/2041	50,000	45,790
5.15%, 9/1/2043 (a)	100,000	91,213
5.20%, 4/15/2054	605,000	553,998
5.40%, 6/1/2041	90,000	85,400
5.75%, 5/1/2040	104,000	103,128
Canadian National Railway Co.:
2.45%, 5/1/2050	175,000	99,237
2.75%, 3/1/2026	100,000	93,898
3.20%, 8/2/2046	100,000	67,574
3.65%, 2/3/2048	230,000	169,110
3.85%, 8/5/2032	5,000	4,445
4.40%, 8/5/2052 (a)	50,000	41,349
6.38%, 11/15/2037	120,000	126,178
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	478,000	453,230
1.75%, 12/2/2026	40,000	35,679
2.05%, 3/5/2030	1,000,000	844,850
2.45%, 12/2/2031	135,000	116,555
2.90%, 2/1/2025 (a)	100,000	96,219
3.10%, 12/2/2051	200,000	125,406
4.20%, 11/15/2069	120,000	85,769
4.70%, 5/1/2048	160,000	132,037
7.13%, 10/15/2031	200,000	215,886
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	150,000	140,549
CSX Corp.:
3.35%, 11/1/2025	100,000	95,656
3.80%, 3/1/2028	50,000	46,961
3.80%, 4/15/2050	60,000	43,387
4.25%, 3/15/2029 (a)	105,000	99,185
4.30%, 3/1/2048	65,000	51,160
4.50%, 3/15/2049	460,000	372,609
4.50%, 11/15/2052 (a)	156,000	127,084
4.50%, 8/1/2054	100,000	80,422
4.75%, 5/30/2042	170,000	145,736
5.20%, 11/15/2033 (a)	250,000	241,780
6.00%, 10/1/2036 (a)	71,000	71,941
6.22%, 4/30/2040	153,000	156,550
FedEx Corp.:
3.10%, 8/5/2029	45,000	39,545
3.88%, 8/1/2042	228,000	171,057
4.05%, 2/15/2048	82,000	59,872
4.10%, 2/1/2045	46,000	34,312
4.25%, 5/15/2030 (a)	104,000	95,914
4.40%, 1/15/2047	505,000	388,678
4.55%, 4/1/2046	175,000	138,511
4.75%, 11/15/2045	355,000	289,616
4.90%, 1/15/2034 (a)	115,000	107,132
4.95%, 10/17/2048	450,000	379,305
5.10%, 1/15/2044	50,000	43,126
5.25%, 5/15/2050	200,000	175,436
Security Description	Principal Amount	Value
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	$33,584	$26,997
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515,000	494,518
Norfolk Southern Corp.:
2.55%, 11/1/2029	57,000	48,060
2.90%, 8/25/2051	149,000	88,634
3.00%, 3/15/2032	25,000	20,574
3.05%, 5/15/2050	75,000	46,578
3.16%, 5/15/2055	150,000	91,845
3.70%, 3/15/2053	50,000	34,495
3.95%, 10/1/2042 (a)	260,000	199,100
4.05%, 8/15/2052	132,000	97,957
4.10%, 5/15/2049	50,000	37,900
4.10%, 5/15/2121	25,000	16,283
4.45%, 3/1/2033 (a)	200,000	182,710
4.55%, 6/1/2053	35,000	28,170
5.05%, 8/1/2030	145,000	139,660
5.35%, 8/1/2054 (a)	100,000	91,380
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	50,000	44,817
Series MTN, 4.30%, 6/15/2027	10,000	9,506
Series MTN, 5.25%, 6/1/2028	70,000	68,183
Series MTN, 5.65%, 3/1/2028 (a)	100,000	98,892
Union Pacific Corp.:
2.15%, 2/5/2027	43,000	38,803
2.38%, 5/20/2031	50,000	40,504
2.75%, 3/1/2026	400,000	375,528
2.95%, 3/10/2052	190,000	116,977
2.97%, 9/16/2062	273,000	154,597
3.00%, 4/15/2027	250,000	231,350
3.20%, 5/20/2041	200,000	144,074
3.25%, 2/5/2050	201,000	134,348
3.35%, 8/15/2046	108,000	71,296
3.38%, 2/14/2042	100,000	73,310
3.50%, 2/14/2053	1,097,000	756,689
3.55%, 5/20/2061	300,000	195,630
3.70%, 3/1/2029	200,000	185,718
3.75%, 7/15/2025	304,000	294,290
3.75%, 2/5/2070	75,000	50,288
3.80%, 4/6/2071	115,000	76,949
3.84%, 3/20/2060	25,000	17,539
3.85%, 2/14/2072	30,000	20,397
3.95%, 9/10/2028 (a)	161,000	151,849
3.95%, 8/15/2059	101,000	72,111
4.10%, 9/15/2067	100,000	72,247
4.75%, 2/21/2026	414,000	408,730
4.95%, 5/15/2053	100,000	89,517
5.15%, 1/20/2063	75,000	66,613

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
3.05%, 11/15/2027	$100,000	$91,995
3.40%, 3/15/2029	100,000	91,720
3.75%, 11/15/2047	109,000	82,390
3.90%, 4/1/2025	125,000	121,960
4.25%, 3/15/2049	100,000	81,083
4.45%, 4/1/2030 (a)	50,000	47,802
4.88%, 3/3/2033 (a)	100,000	96,431
5.20%, 4/1/2040	35,000	33,218
5.30%, 4/1/2050	200,000	189,684
6.20%, 1/15/2038	150,000	160,290
		15,481,055
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	50,000	36,873
4.00%, 6/30/2030	140,000	123,078
5.20%, 3/15/2044	30,000	24,742
5.45%, 9/15/2033	350,000	328,149
6.05%, 3/15/2034	100,000	97,418
		610,260
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	75,000	63,349
3.25%, 6/1/2051 (a)	100,000	65,424
3.40%, 3/1/2025	85,000	82,153
3.45%, 6/1/2029	175,000	157,692
3.75%, 9/1/2028	86,000	80,020
3.75%, 9/1/2047	90,000	65,672
4.20%, 9/1/2048	51,000	39,773
6.59%, 10/15/2037	240,000	255,756
Essential Utilities, Inc.:
2.70%, 4/15/2030 (a)	150,000	123,516
3.57%, 5/1/2029 (a)	86,000	77,555
4.28%, 5/1/2049	187,000	137,417
5.30%, 5/1/2052	10,000	8,581
United Utilities PLC 6.88%, 8/15/2028	75,000	77,495
		1,234,403
TOTAL CORPORATE BONDS & NOTES (Cost $1,001,632,528)		939,165,036
FOREIGN GOVERNMENT OBLIGATIONS — 0.0% (e)
AUSTRALIA — 0.0% (e)
National Australia Bank Ltd. 5.20%, 5/13/2025	250,000	248,407
Security Description	Principal Amount	Value
BRAZIL — 0.0% (e)
Vale Overseas Ltd. 6.13%, 6/12/2033	$150,000	$144,806
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $398,684)		393,213
	Shares
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f) (g)	8,389,344	8,391,022
State Street Navigator Securities Lending Portfolio II (h) (i)	25,580,467	25,580,467
TOTAL SHORT-TERM INVESTMENTS (Cost $33,971,879)		33,971,489
TOTAL INVESTMENTS — 102.0% (Cost $1,036,003,091)		973,529,738
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(18,776,791)
NET ASSETS — 100.0%		$954,752,947
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$939,165,036	$—	$939,165,036
Foreign Government Obligations	—	393,213	—	393,213
Short-Term Investments	33,971,489	—	—	33,971,489
TOTAL INVESTMENTS	$33,971,489	$939,558,249	$—	$973,529,738

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,633,298	$1,633,625	$25,085,908	$18,327,820	$(301)	$(390)	8,389,344	$8,391,022	$29,401
State Street Navigator Securities Lending Portfolio II	28,956,552	28,956,552	30,051,403	33,427,488	—	—	25,580,467	25,580,467	42,439
Total		$30,590,177	$55,137,311	$51,755,308	$(301)	$(390)		$33,971,489	$71,840
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a) (b)	$1,326,000	$1,141,461
Clear Channel International BV 6.63%, 8/1/2025 (a)	679,000	672,156
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	1,578,000	1,402,668
7.50%, 6/1/2029 (a) (b)	1,695,000	1,297,455
7.75%, 4/15/2028 (a) (b)	1,612,000	1,287,005
9.00%, 9/15/2028 (a)	1,205,000	1,194,408
CMG Media Corp. 8.88%, 12/15/2027 (a)	1,525,000	1,193,633
Lamar Media Corp.:
3.63%, 1/15/2031	1,350,000	1,098,292
3.75%, 2/15/2028	1,040,000	925,725
4.00%, 2/15/2030	530,000	449,228
4.88%, 1/15/2029	660,000	598,864
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	892,000	706,651
4.63%, 3/15/2030 (a) (b)	838,000	659,213
5.00%, 8/15/2027 (a)	972,000	859,851
6.25%, 6/15/2025 (a)	661,000	647,846
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,996,000	1,612,628
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,013,000	914,222
		16,661,306
AEROSPACE & DEFENSE — 1.9%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	1,805,000	1,635,493
7.13%, 6/15/2026 (a)	2,132,000	2,065,908
7.45%, 5/1/2034 (a)	384,000	433,348
7.50%, 3/15/2025 (a)	761,100	758,330
7.50%, 2/1/2029 (a) (b)	1,306,000	1,239,616
7.88%, 4/15/2027 (a)	2,943,000	2,871,132
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	139,000	129,451
Moog, Inc. 4.25%, 12/15/2027 (a)	836,000	754,766
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	2,086,000	1,969,914
5.75%, 10/15/2027 (a)	980,000	944,269
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026 (b)	535,000	498,930
4.60%, 6/15/2028	1,270,000	989,063
7.50%, 4/15/2025 (a) (b)	2,168,000	2,129,475
Security Description	Principal Amount	Value
9.38%, 11/30/2029 (a)	$1,582,000	$1,610,017
TransDigm, Inc.:
4.63%, 1/15/2029	1,702,000	1,484,416
4.88%, 5/1/2029	1,587,000	1,394,084
5.50%, 11/15/2027	4,356,000	4,088,193
6.25%, 3/15/2026 (a)	5,026,000	4,957,194
6.75%, 8/15/2028 (a)	3,663,000	3,610,143
6.88%, 12/15/2030 (a)	2,479,000	2,429,222
7.50%, 3/15/2027	859,000	860,417
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	385,000	365,777
9.00%, 3/15/2028 (a)	2,005,000	1,982,203
		39,201,361
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	859,000	819,237
6.00%, 6/15/2030 (a)	1,560,000	1,478,116
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a) (b)	706,000	656,622
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	1,439,000	1,222,387
10.50%, 11/1/2026 (a)	917,000	918,385
		5,094,747
AIRLINES — 1.8%
Air Canada 3.88%, 8/15/2026 (a)	1,728,000	1,568,851
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	1,387,000	1,304,349
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	906,000	857,837
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	1,567,000	1,498,256
11.75%, 7/15/2025 (a)	3,422,000	3,678,650
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	5,385,051	5,265,880
5.75%, 4/20/2029 (a)	5,103,900	4,745,453
Delta Air Lines, Inc.:
2.90%, 10/28/2024	1,463,000	1,406,075
3.75%, 10/28/2029	1,119,000	961,075
4.38%, 4/19/2028 (b)	456,000	419,228
7.38%, 1/15/2026 (b)	1,480,000	1,498,914
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	2,703,000	2,432,727
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	1,563,200	1,562,271
United Airlines Holdings, Inc. 4.88%, 1/15/2025	508,000	492,973
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	3,382,000	3,129,534

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 4/15/2029 (a)	$3,167,000	$2,724,665
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	1,780,000	1,375,175
7.88%, 5/1/2027 (a) (b)	1,470,000	1,265,935
9.50%, 6/1/2028 (a)	1,081,000	952,199
		37,140,047
APPAREL — 0.4%
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	779,000	603,118
4.25%, 3/15/2029 (a)	321,000	265,823
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a) (b)	1,056,000	970,021
9.00%, 2/15/2031 (a) (b)	1,372,000	1,305,211
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	834,000	694,088
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	1,329,000	1,057,578
Under Armour, Inc. 3.25%, 6/15/2026	1,510,000	1,353,911
William Carter Co. 5.63%, 3/15/2027 (a)	429,000	412,694
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	1,102,000	816,714
		7,479,158
AUTO MANUFACTURERS — 3.7%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	1,327,000	1,072,787
4.75%, 10/1/2027 (a)	804,000	741,594
5.88%, 6/1/2029 (a)	345,000	325,131
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	1,533,000	1,551,810
Ford Holdings LLC 9.30%, 3/1/2030	718,000	780,365
Ford Motor Co.:
3.25%, 2/12/2032	4,524,000	3,479,318
4.35%, 12/8/2026 (b)	1,558,000	1,493,250
4.75%, 1/15/2043	2,936,000	2,142,106
5.29%, 12/8/2046	1,867,000	1,418,939
6.10%, 8/19/2032 (b)	2,413,000	2,273,891
6.63%, 10/1/2028 (b)	873,000	876,798
7.40%, 11/1/2046	556,000	562,716
7.45%, 7/16/2031 (b)	1,640,000	1,698,515
9.63%, 4/22/2030	1,123,000	1,284,173
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	2,458,000	2,305,530
2.70%, 8/10/2026	3,230,000	2,875,734
2.90%, 2/16/2028	1,055,000	896,634
2.90%, 2/10/2029	1,212,000	995,355
3.38%, 11/13/2025	3,332,000	3,090,663
3.63%, 6/17/2031	1,907,000	1,530,196
3.66%, 9/8/2024	1,246,000	1,205,493
3.82%, 11/2/2027	1,032,000	919,264
Security Description	Principal Amount	Value
4.00%, 11/13/2030	$3,072,000	$2,560,573
4.06%, 11/1/2024	2,486,000	2,405,652
4.13%, 8/4/2025	1,951,000	1,849,958
4.13%, 8/17/2027	2,110,000	1,921,788
4.27%, 1/9/2027	1,508,000	1,393,965
Series GMTN, 4.39%, 1/8/2026	2,051,000	1,935,939
4.54%, 8/1/2026	1,612,000	1,512,008
4.69%, 6/9/2025	1,522,000	1,460,313
4.95%, 5/28/2027	2,508,000	2,354,209
5.11%, 5/3/2029	1,902,000	1,738,656
5.13%, 6/16/2025	2,858,000	2,766,801
6.80%, 5/12/2028 (b)	2,661,000	2,657,168
6.95%, 3/6/2026	1,742,000	1,737,662
6.95%, 6/10/2026	1,439,000	1,437,201
7.20%, 6/10/2030	1,444,000	1,451,509
7.35%, 11/4/2027	2,229,000	2,273,892
7.35%, 3/6/2030	1,708,000	1,729,230
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	804,000	696,771
5.50%, 7/15/2029 (a)	852,000	728,170
5.88%, 1/15/2028 (a)	1,089,000	978,336
7.75%, 10/15/2025 (a)	1,306,000	1,310,519
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	1,637,000	1,592,163
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	898,000	783,298
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,074,000	997,628
Wabash National Corp. 4.50%, 10/15/2028 (a)	423,000	357,109
		74,150,780
AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	899,000	847,326
7.00%, 4/15/2028 (a)	772,000	763,191
8.25%, 4/15/2031 (a)	674,000	674,843
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	1,078,000	872,598
6.50%, 4/1/2027 (b)	695,000	659,826
6.88%, 7/1/2028 (b)	900,000	816,885
Clarios Global LP 6.75%, 5/15/2025 (a)	1,369,000	1,358,555
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	1,549,000	1,516,130
6.75%, 5/15/2028 (a)	1,496,000	1,460,051
8.50%, 5/15/2027 (a)	1,660,000	1,652,829
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	636,865	421,745
13.50%, 3/31/2027 (a)	563,858	581,433

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dana, Inc.:
4.25%, 9/1/2030	$683,000	$547,923
4.50%, 2/15/2032	766,000	593,941
5.38%, 11/15/2027	1,256,000	1,166,096
5.63%, 6/15/2028 (b)	514,000	470,315
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	375,000	351,604
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	1,255,000	1,037,509
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	1,299,000	1,195,768
5.00%, 5/31/2026	1,467,000	1,393,797
5.00%, 7/15/2029 (b)	1,805,000	1,558,058
5.25%, 4/30/2031	857,000	721,106
5.25%, 7/15/2031 (b)	1,218,000	1,000,136
5.63%, 4/30/2033 (b)	802,000	657,504
9.50%, 5/31/2025	841,000	856,121
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	1,000,000	923,340
6.00%, 5/15/2027 (a)	764,000	715,921
6.38%, 5/15/2029 (a)	579,000	525,483
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	923,000	720,143
Tenneco, Inc. 8.00%, 11/17/2028 (a)	3,330,000	2,708,189
Titan International, Inc. 7.00%, 4/30/2028	1,138,000	1,064,223
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	597,000	199,965
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	1,882,000	1,811,049
6.88%, 4/14/2028 (a)	1,102,000	1,078,913
7.13%, 4/14/2030 (a)	1,304,000	1,278,702
		34,201,218
BANKS — 1.0%
Associated Banc-Corp. COR, 4.25%, 1/15/2025	400,000	387,388
Dresdner Funding Trust I 8.15%, 6/30/2031 (a) (b)	981,000	1,043,696
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	648,000	569,436
7.63%, 5/1/2026 (a)	524,000	488,320
8.13%, 11/15/2024 (a) (b)	564,000	564,220
8.25%, 4/15/2025 (a)	875,000	875,402
12.00%, 10/1/2028 (a)	1,080,000	1,096,211
12.25%, 10/1/2030 (a)	686,000	697,292
Intesa Sanpaolo SpA:
1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	1,249,000	921,387
1 yr. CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	1,072,000	667,020
5.71%, 1/15/2026 (a)	3,530,000	3,368,008
Security Description	Principal Amount	Value
Pacific Western Bank 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	$920,000	$716,588
Popular, Inc. 7.25%, 3/13/2028	763,000	761,993
Standard Chartered PLC 3 mo. USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	929,000	875,675
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (c)	700,000	580,874
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	2,506,900	2,100,857
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	3,079,000	2,802,352
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	1,148,000	1,082,736
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	1,251,000	995,884
		20,595,339
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	706,000	603,460
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	1,199,000	980,962
		1,584,422
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,336,000	560,746
Grifols SA 4.75%, 10/15/2028 (a) (b)	1,113,000	951,437
		1,512,183
CHEMICALS — 2.6%
Ashland, Inc.:
3.38%, 9/1/2031 (a)	745,000	579,662
6.88%, 5/15/2043	743,000	705,634
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	1,724,000	1,227,695
7.50%, 9/30/2029 (a)	1,363,000	744,620
Avient Corp.:
5.75%, 5/15/2025 (a)	958,000	940,718
7.13%, 8/1/2030 (a)	749,000	735,765
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	753,000	625,766

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	$716,000	$665,372
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	1,063,000	1,055,548
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	842,000	677,810
5.38%, 5/15/2027 (b)	979,000	902,687
5.75%, 11/15/2028 (a)	1,386,000	1,202,563
Cornerstone Chemical Co.:
6.75%, 8/15/2024 (a)	18,000	17,979
10.25%, 9/1/2027 (a)	1,213,000	1,045,218
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	952,000	856,876
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	854,000	736,806
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	940,000	867,112
HB Fuller Co.:
4.00%, 2/15/2027	123,000	113,367
4.25%, 10/15/2028	323,000	284,670
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	735,000	570,389
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a) (b)	918,000	870,347
INEOS Finance PLC 6.75%, 5/15/2028 (a) (b)	1,115,000	1,043,383
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	914,000	837,334
Ingevity Corp. 3.88%, 11/1/2028 (a)	1,364,000	1,124,345
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	545,000	523,647
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,135,000	889,409
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	925,000	766,372
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	782,000	713,755
Methanex Corp.:
5.13%, 10/15/2027	1,113,000	1,026,420
5.25%, 12/15/2029 (b)	1,468,000	1,311,673
5.65%, 12/1/2044	770,000	621,752
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	736,000	673,845
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	1,370,000	1,067,504
5.00%, 5/1/2025 (a)	925,000	874,097
5.25%, 6/1/2027 (a)	2,126,000	1,844,326
Security Description	Principal Amount	Value
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	$738,000	$651,602
Olin Corp.:
5.00%, 2/1/2030 (b)	824,000	732,602
5.13%, 9/15/2027	1,076,000	1,006,038
5.63%, 8/1/2029 (b)	1,032,000	970,988
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	526,000	428,548
6.25%, 10/1/2029 (a) (b)	688,000	541,490
7.13%, 10/1/2027 (a)	700,000	650,258
9.75%, 11/15/2028 (a)	3,221,000	3,216,555
Polar U.S. Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	981,000	495,258
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	735,000	771,008
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	1,204,371	1,017,067
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	1,494,000	1,315,318
6.63%, 5/1/2029 (a) (b)	912,000	782,560
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	1,588,000	1,450,654
SK Invictus Intermediate II Sarl 5.00%, 10/30/2029 (a)	1,219,000	976,821
SNF Group SACA:
3.13%, 3/15/2027 (a)	370,000	326,325
3.38%, 3/15/2030 (a)	863,000	696,769
TPC Group, Inc. 13.00%, 12/16/2027 (a)	350,000	351,365
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	1,041,000	548,326
5.38%, 9/1/2025 (a)	73,000	67,258
Tronox, Inc. 4.63%, 3/15/2029 (a)	1,761,000	1,419,560
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	1,045,000	811,056
4.25%, 2/15/2030 (a) (b)	231,000	227,154
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (d)	209,000	9,022
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	1,266,000	1,008,344
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	1,110,000	1,016,882
5.63%, 8/15/2029 (a)	2,125,000	1,713,982
7.38%, 3/1/2031 (a) (b)	386,000	372,776
		52,320,052

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	$393,000	$392,316
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	242,000	224,726
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	572,000	485,090
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	152,000	152,806
		1,254,938
COMMERCIAL SERVICES — 4.8%
ADT Security Corp.:
4.13%, 8/1/2029 (a) (b)	1,617,000	1,369,340
4.88%, 7/15/2032 (a)	798,000	664,957
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	869,000	800,575
Albion Financing 1 Sarl/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	1,287,000	1,215,970
Albion Financing 2 Sarl 8.75%, 4/15/2027 (a)	1,372,000	1,277,881
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	1,770,000	1,326,491
6.63%, 7/15/2026 (a)	3,407,000	3,231,267
9.75%, 7/15/2027 (a)	2,139,000	1,912,159
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 6/1/2028 (a)	2,796,000	2,327,334
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	768,000	707,681
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	984,000	837,276
4.63%, 10/1/2027 (a)	650,000	590,083
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	632,000	536,006
4.75%, 10/15/2029 (a)	112,000	98,352
Aptim Corp. 7.75%, 6/15/2025 (a)	861,000	796,485
APX Group, Inc.:
5.75%, 7/15/2029 (a)	1,199,000	1,011,584
6.75%, 2/15/2027 (a)	890,000	857,221
ASGN, Inc. 4.63%, 5/15/2028 (a)	956,000	854,454
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	1,257,000	1,101,295
5.38%, 3/1/2029 (a)	1,253,000	1,114,656
5.75%, 7/15/2027 (a) (b)	367,000	347,310
Security Description	Principal Amount	Value
5.75%, 7/15/2027 (a)	$431,000	$404,562
Block, Inc.:
2.75%, 6/1/2026	1,780,000	1,599,010
3.50%, 6/1/2031	1,694,000	1,331,315
Brink's Co.:
4.63%, 10/15/2027 (a)	1,059,000	966,549
5.50%, 7/15/2025 (a)	502,000	491,809
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	324,000	277,781
Cimpress PLC 7.00%, 6/15/2026	362,000	338,908
CoreCivic, Inc.:
4.75%, 10/15/2027 (b)	597,000	524,148
8.25%, 4/15/2026 (b)	901,000	914,398
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	1,719,000	1,305,804
CPI CG, Inc. 8.63%, 3/15/2026 (a)	1,047,000	1,031,368
Deluxe Corp. 8.00%, 6/1/2029 (a)	970,000	800,687
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	868,000	793,317
6.00%, 6/1/2029 (a)	552,000	451,508
7.75%, 2/15/2028 (a)	929,000	911,934
9.50%, 11/1/2027 (a)	943,000	900,886
Gartner, Inc.:
3.63%, 6/15/2029 (a)	939,000	804,601
3.75%, 10/1/2030 (a)	1,358,000	1,138,765
4.50%, 7/1/2028 (a)	1,488,000	1,357,636
GEO Group, Inc. 10.50%, 6/30/2028	515,000	515,937
Graham Holdings Co. 5.75%, 6/1/2026 (a)	404,000	390,179
Grand Canyon University:
4.13%, 10/1/2024	830,000	792,459
5.13%, 10/1/2028	705,000	629,777
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	3,679,000	3,683,636
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,440,000	1,361,333
Hertz Corp.:
4.63%, 12/1/2026 (a)	1,577,000	1,397,932
5.00%, 12/1/2029 (a)	1,727,000	1,353,933
Korn Ferry 4.63%, 12/15/2027 (a)	149,000	137,080
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	563,000	553,384
Matthews International Corp. 5.25%, 12/1/2025 (a)	391,000	374,793
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	660,000	556,354
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	1,273,000	1,183,597

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	$1,811,000	$1,540,328
5.75%, 11/1/2028 (a) (b)	1,756,000	1,315,701
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	4,616,000	4,183,527
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,078,000	949,880
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a) (b)	503,000	414,799
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	1,377,000	746,981
Port of Newcastle Investments Financing Pty. Ltd. COR, 5.90%, 11/24/2031 (a)	500,000	417,000
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	1,055,000	923,610
5.75%, 4/15/2026 (a)	2,187,000	2,123,665
6.25%, 1/15/2028 (a)	1,621,000	1,501,062
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	1,042,000	909,614
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	1,695,000	1,656,879
11.25%, 12/15/2027 (a) (b)	1,028,000	943,098
Service Corp. International:
3.38%, 8/15/2030	992,000	798,937
4.00%, 5/15/2031	1,420,000	1,168,206
4.63%, 12/15/2027	760,000	704,953
5.13%, 6/1/2029 (b)	920,000	852,251
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a) (b)	1,084,000	1,021,984
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,085,000	668,740
Sotheby's 7.38%, 10/15/2027 (a)	1,929,000	1,776,763
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	274,000	219,915
StoneMor, Inc. 8.50%, 5/15/2029 (a)	860,000	710,068
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	307,000	258,549
7.13%, 8/15/2031 (a)	634,000	627,704
United Rentals North America, Inc.:
3.75%, 1/15/2032	1,341,000	1,082,080
3.88%, 11/15/2027	1,892,000	1,715,912
3.88%, 2/15/2031	1,012,000	841,903
Security Description	Principal Amount	Value
4.00%, 7/15/2030	$1,452,000	$1,238,309
4.88%, 1/15/2028	2,559,000	2,395,275
5.25%, 1/15/2030	986,000	909,664
5.50%, 5/15/2027	478,000	464,597
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	973,000	864,024
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	1,728,000	1,728,138
VT Topco, Inc. 8.50%, 8/15/2030 (a)	901,000	892,062
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	1,185,000	1,106,257
Williams Scotsman International, Inc.:
4.63%, 8/15/2028 (a)	888,000	794,760
6.13%, 6/15/2025 (a)	742,000	734,632
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	846,000	841,381
WW International, Inc. 4.50%, 4/15/2029 (a)	1,138,000	790,000
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	1,191,000	941,450
		96,028,415
COMPUTERS — 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	749,000	635,332
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	691,000	589,851
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,331,000	1,120,076
KBR, Inc. 4.75%, 9/30/2028 (a)	591,000	526,161
McAfee Corp. 7.38%, 2/15/2030 (a)	3,327,000	2,786,762
NCR Corp.:
5.00%, 10/1/2028 (a)	913,000	817,409
5.13%, 4/15/2029 (a)	1,914,000	1,687,918
5.25%, 10/1/2030 (a)	986,000	849,242
5.75%, 9/1/2027 (a)	363,000	365,791
6.13%, 9/1/2029 (a)	515,000	527,360
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	1,086,000	1,003,746
8.25%, 2/1/2028 (a)	460,000	439,277
Science Applications International Corp. 4.88%, 4/1/2028 (a)	555,000	503,962
Seagate HDD Cayman:
4.09%, 6/1/2029	918,000	791,610
4.13%, 1/15/2031	564,000	448,228
4.75%, 1/1/2025	831,000	810,990
4.88%, 6/1/2027	311,000	293,851
5.75%, 12/1/2034	799,000	675,682

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
9.63%, 12/1/2032 (a)	$1,747,485	$1,882,566
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	514,000	502,826
Unisys Corp. 6.88%, 11/1/2027 (a)	1,037,000	776,423
Vericast Corp.:
11.00%, 9/15/2026 (a)	2,178,870	2,277,093
12.50%, 12/15/2027 (a)	100,000	113,014
Virtusa Corp. 7.13%, 12/15/2028 (a)	656,000	529,832
Western Digital Corp.:
2.85%, 2/1/2029	554,000	444,014
4.75%, 2/15/2026	4,045,000	3,849,546
		25,248,562
CONSTRUCTION MATERIALS — 1.6%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	1,116,000	738,323
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	729,000	720,660
Boise Cascade Co. 4.88%, 7/1/2030 (a)	716,000	627,889
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	2,248,000	1,843,899
5.00%, 3/1/2030 (a)	993,000	884,535
6.38%, 6/15/2032 (a)	712,000	670,006
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	1,988,000	1,918,996
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	479,000	363,777
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	1,017,000	802,240
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	991,000	946,514
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	3,654,000	3,526,622
Griffon Corp. 5.75%, 3/1/2028	1,746,000	1,583,971
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	297,000	276,878
JELD-WEN, Inc.:
4.63%, 12/15/2025 (a)	165,000	158,821
4.88%, 12/15/2027 (a) (b)	892,000	786,833
Knife River Corp. 7.75%, 5/1/2031 (a)	676,000	678,630
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a) (b)	430,000	362,004
Masonite International Corp.:
3.50%, 2/15/2030 (a)	1,414,000	1,148,097
5.38%, 2/1/2028 (a)	580,000	539,644
Security Description	Principal Amount	Value
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	$949,000	$783,874
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	985,000	882,915
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	1,029,000	944,663
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	778,000	718,226
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	1,781,000	1,643,845
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	1,715,000	1,325,095
4.38%, 7/15/2030 (a)	2,631,000	2,179,152
4.75%, 1/15/2028 (a)	1,772,000	1,598,291
5.00%, 2/15/2027 (a)	1,643,000	1,525,871
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	838,000	764,080
6.50%, 3/15/2027 (a)	526,000	514,654
		31,459,005
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	714,000	593,584
4.00%, 1/15/2028 (a)	1,161,000	1,029,029
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	348,000	330,301
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a) (b)	391,000	388,666
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,511,000	1,291,467
OPENLANE, Inc. 5.13%, 6/1/2025 (a)	95,000	92,033
Resideo Funding, Inc. 4.00%, 9/1/2029 (a) (b)	630,000	517,199
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	804,000	802,014
7.75%, 3/15/2031 (a) (b)	1,358,000	1,378,519
Wesco Aircraft Holdings, Inc.:
10.50%, 11/15/2026 (a) (d)	243,000	218,707
13.13%, 11/15/2027 (a) (d)	208,000	5,940
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	1,384,000	1,366,313
		8,013,772
DIVERSIFIED FINANCIAL SERVICES — 4.0%
AerCap Holdings NV 5 yr. CMT + 4.54%, 5.88%, 10/10/2079 (b) (c)	826,000	802,153

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
AG Issuer LLC 6.25%, 3/1/2028 (a)	$797,000	$744,637
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,223,000	1,231,830
Ally Financial, Inc.:
5.75%, 11/20/2025 (b)	2,112,000	2,055,082
6.70%, 2/14/2033	1,015,000	882,614
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	748,000	656,968
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,065,000	925,474
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	1,206,000	1,130,842
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	473,000	437,350
6.88%, 4/15/2030 (a)	696,000	639,130
9.25%, 7/1/2031 (a)	714,000	720,969
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	722,000	658,883
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	302,000	223,773
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	2,160,000	1,555,805
3.63%, 10/1/2031 (a)	1,546,000	1,029,296
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	668,000	649,323
6.63%, 3/15/2026 (b)	1,053,000	1,015,850
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	1,817,000	544,154
Enova International, Inc.:
8.50%, 9/1/2024 (a)	234,000	232,774
8.50%, 9/15/2025 (a) (b)	325,000	317,674
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	709,000	587,789
GGAM Finance Ltd.:
7.75%, 5/15/2026 (a)	1,215,000	1,205,061
8.00%, 6/15/2028 (a)	1,035,000	1,035,145
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	3,179,279	3,028,422
goeasy Ltd.:
4.38%, 5/1/2026 (a)	687,000	628,426
5.38%, 12/1/2024 (a)	844,000	831,180
Hightower Holding LLC 6.75%, 4/15/2029 (a)	642,000	551,606
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	1,023,000	877,519
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	2,034,000	1,712,181
Security Description	Principal Amount	Value
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	$825,000	$729,374
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	547,000	344,594
6.50%, 11/1/2025 (a)	1,078,000	894,697
LFS Topco LLC 5.88%, 10/15/2026 (a)	687,000	589,151
Macquarie Airfinance Holdings Ltd.:
8.13%, 3/30/2029 (a)	808,000	808,881
8.38%, 5/1/2028 (a)	1,281,000	1,298,229
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	822,000	640,848
6.50%, 5/1/2028 (a)	1,896,000	1,644,780
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	636,000	594,177
5.13%, 12/15/2030 (a)	1,037,000	845,165
5.50%, 8/15/2028 (a)	1,621,000	1,430,030
5.75%, 11/15/2031 (a) (b)	1,057,000	876,168
6.00%, 1/15/2027 (a)	814,000	769,629
Navient Corp.:
4.88%, 3/15/2028	1,493,000	1,269,050
5.00%, 3/15/2027	1,107,000	995,060
5.50%, 3/15/2029	691,000	580,495
Series A, 5.63%, 8/1/2033	1,478,000	1,080,714
5.88%, 10/25/2024	774,000	761,345
6.75%, 6/25/2025 (b)	680,000	669,718
6.75%, 6/15/2026	696,000	672,830
9.38%, 7/25/2030	852,000	839,850
NFP Corp.:
4.88%, 8/15/2028 (a)	844,000	743,184
6.88%, 8/15/2028 (a)	3,460,000	2,965,393
7.50%, 10/1/2030 (a)	469,000	449,668
8.50%, 10/1/2031 (a)	575,000	575,713
OneMain Finance Corp.:
3.50%, 1/15/2027	1,121,000	959,935
3.88%, 9/15/2028	1,285,000	1,032,189
4.00%, 9/15/2030	1,466,000	1,101,127
5.38%, 11/15/2029	1,694,000	1,418,268
6.63%, 1/15/2028	1,209,000	1,113,731
6.88%, 3/15/2025	2,127,000	2,108,835
7.13%, 3/15/2026 (b)	2,494,000	2,438,733
9.00%, 1/15/2029	1,098,000	1,093,630
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	437,000	439,168
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	588,000	549,121
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,230,000	994,111
5.38%, 10/15/2025 (a)	396,000	376,766
5.75%, 9/15/2031 (a)	1,392,000	1,136,109

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	$898,000	$803,791
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	1,021,000	777,369
7.38%, 9/1/2025 (a)	430,000	418,833
8.38%, 2/1/2028 (a)	1,129,000	1,030,687
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	2,020,000	1,777,964
3.63%, 3/1/2029 (a)	1,010,000	834,411
3.88%, 3/1/2031 (a)	1,661,000	1,323,634
4.00%, 10/15/2033 (a)	2,123,000	1,606,177
SLM Corp.:
3.13%, 11/2/2026	1,200,000	1,043,340
4.20%, 10/29/2025	792,000	740,884
StoneX Group, Inc. 8.63%, 6/15/2025 (a)	569,000	575,959
Synchrony Financial 7.25%, 2/2/2033	1,512,000	1,331,921
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	1,515,000	1,441,098
5.50%, 4/15/2029 (a)	882,000	745,255
5.75%, 6/15/2027 (a)	1,036,000	937,435
World Acceptance Corp. 7.00%, 11/1/2026 (a) (b)	590,000	505,182
		80,636,316
ELECTRIC — 2.8%
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	1,828,000	1,489,655
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	1,145,000	991,009
Calpine Corp.:
3.75%, 3/1/2031 (a)	1,341,000	1,079,787
4.50%, 2/15/2028 (a)	1,870,000	1,686,403
4.63%, 2/1/2029 (a)	1,273,000	1,065,908
5.00%, 2/1/2031 (a)	2,077,000	1,681,892
5.13%, 3/15/2028 (a)	1,637,000	1,457,798
5.25%, 6/1/2026 (a)	1,098,000	1,062,139
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	1,419,000	1,119,321
3.75%, 1/15/2032 (a)	599,000	455,995
4.75%, 3/15/2028 (a)	1,490,000	1,334,742
DPL, Inc.:
4.13%, 7/1/2025	801,000	761,775
4.35%, 4/15/2029	1,230,000	1,008,034
Drax Finco PLC 6.63%, 11/1/2025 (a)	1,338,000	1,280,961
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	897,000	896,883
Security Description	Principal Amount	Value
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (c)	$2,670,000	$2,778,829
Emera, Inc. Series 16-A, 3 mo. USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	1,539,000	1,476,501
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	286,000	257,366
2.05%, 3/1/2025	402,000	375,814
Series B, 2.25%, 9/1/2030	723,000	560,831
2.65%, 3/1/2030	1,158,000	939,914
Series C, 3.40%, 3/1/2050	784,000	487,209
Series B, 4.15%, 7/15/2027	2,638,000	2,452,206
Series C, 5.10%, 7/15/2047	1,377,000	1,168,591
Series C, 7.38%, 11/15/2031	1,078,000	1,172,681
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	1,710,000	1,403,226
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	1,025,000	928,732
4.50%, 9/15/2027 (a)	946,000	856,745
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	1,196,000	965,292
3.63%, 2/15/2031 (a)	1,810,000	1,372,994
3.88%, 2/15/2032 (a)	1,897,000	1,422,788
5.25%, 6/15/2029 (a)	1,177,000	1,038,432
5.75%, 1/15/2028	1,418,000	1,329,233
6.63%, 1/15/2027	784,000	768,053
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	1,035,000	900,429
PG&E Corp.:
5.00%, 7/1/2028 (b)	1,012,000	916,376
5.25%, 7/1/2030 (b)	2,116,000	1,841,872
Pike Corp. 5.50%, 9/1/2028 (a)	1,168,000	1,024,394
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	2,136,000	2,192,989
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	748,000	733,810
TransAlta Corp.:
6.50%, 3/15/2040	191,000	179,055
7.75%, 11/15/2029	931,000	942,582
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	1,614,000	1,387,524
5.00%, 7/31/2027 (a)	2,352,000	2,162,735
5.50%, 9/1/2026 (a)	2,282,000	2,173,514
5.63%, 2/15/2027 (a)	2,191,000	2,075,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 10/15/2031 (a)	$1,860,000	$1,832,416
		57,491,123
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	1,039,000	867,804
4.75%, 6/15/2028 (a)	696,000	602,778
6.50%, 12/31/2027 (a) (b)	1,315,000	1,238,612
EnerSys 4.38%, 12/15/2027 (a)	485,000	440,676
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	1,699,000	1,703,859
7.25%, 6/15/2028 (a)	1,711,000	1,722,754
		6,576,483
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	1,113,000	935,621
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	1,681,000	1,458,637
Imola Merger Corp. 4.75%, 5/15/2029 (a)	3,342,000	2,925,286
Likewize Corp. 9.75%, 10/15/2025 (a)	452,000	447,584
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	1,549,000	1,336,260
5.00%, 10/1/2025 (a)	1,807,000	1,751,652
5.63%, 11/1/2024 (a)	746,000	737,257
5.88%, 9/1/2030 (a)	896,000	835,054
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	1,377,000	1,112,795
4.38%, 2/15/2030 (a)	771,000	665,574
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	775,000	648,900
		12,854,620
ENERGY-ALTERNATE SOURCES — 0.4%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	1,372,000	1,118,893
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a) (b)	959,000	822,352
11.75%, 10/1/2028 (a)	1,703,000	1,640,381
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	1,604,000	1,369,206
5.00%, 1/31/2028 (a)	1,342,000	1,217,986
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	1,437,247	1,321,477
		7,490,295
ENGINEERING & CONSTRUCTION — 0.8%
AECOM 5.13%, 3/15/2027	1,412,000	1,334,425
Arcosa, Inc. 4.38%, 4/15/2029 (a)	470,000	410,564
Artera Services LLC 9.03%, 12/4/2025 (a)	1,703,000	1,570,745
Security Description	Principal Amount	Value
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a)	$968,000	$841,966
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	2,639,000	2,644,727
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	572,000	545,505
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	1,305,000	904,391
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	568,000	492,575
Fluor Corp.:
3.50%, 12/15/2024	10,000	9,607
4.25%, 9/15/2028	978,000	895,418
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	882,000	727,227
7.50%, 4/15/2032 (a) (b)	688,000	587,896
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a) (b)	521,000	428,231
HTA Group Ltd. 7.00%, 12/18/2025 (a)	1,122,000	1,080,957
INNOVATE Corp. 8.50%, 2/1/2026 (a)	631,000	481,604
MasTec, Inc. 6.63%, 8/15/2029 (a)	201,000	191,929
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	269,000	255,093
TopBuild Corp.:
3.63%, 3/15/2029 (a)	794,000	676,607
4.13%, 2/15/2032 (a)	469,000	381,560
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	929,000	850,035
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	252,000	227,437
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	814,000	705,811
		16,244,310
ENTERTAINMENT — 3.3%
Affinity Interactive 6.88%, 12/15/2027 (a)	1,117,000	946,412
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	1,362,000	778,996
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	1,642,000	1,140,993
10.00%, 6/15/2026 (a)	2,299,498	1,651,315

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Banijay Entertainment SASU 8.13%, 5/1/2029 (a)	$680,000	$675,179
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	851,000	743,323
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	1,467,000	1,243,737
6.25%, 7/1/2025 (a)	3,426,600	3,382,705
7.00%, 2/15/2030 (a)	3,322,000	3,230,745
8.13%, 7/1/2027 (a)	3,452,000	3,468,535
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	1,046,000	1,042,360
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	197,000	189,211
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	1,461,000	1,320,247
Cedar Fair LP 5.25%, 7/15/2029 (b)	571,000	495,862
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	1,167,000	1,093,771
5.50%, 5/1/2025 (a)	1,026,000	1,005,347
6.50%, 10/1/2028	194,000	183,887
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	1,344,000	1,212,597
5.50%, 4/1/2027 (a)	819,000	779,180
6.75%, 5/1/2031 (a)	1,458,000	1,379,516
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	1,106,000	981,973
5.88%, 3/15/2026 (a) (b)	541,000	521,719
8.75%, 5/1/2025 (a)	76,000	76,601
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	975,000	793,972
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	687,000	591,342
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	399,000	398,146
International Game Technology PLC:
4.13%, 4/15/2026 (a)	1,251,000	1,175,427
5.25%, 1/15/2029 (a)	862,000	794,721
6.25%, 1/15/2027 (a)	1,240,000	1,215,237
6.50%, 2/15/2025 (a)	903,000	899,794
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	835,000	740,069
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	780,000	766,943
7.25%, 11/15/2029 (a)	664,000	650,488
7.50%, 9/1/2031 (a)	1,125,000	1,112,197
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	1,468,000	969,056
Security Description	Principal Amount	Value
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	$982,000	$869,581
4.75%, 10/15/2027 (a)	1,322,000	1,210,965
4.88%, 11/1/2024 (a)	364,000	357,350
5.63%, 3/15/2026 (a)	1,495,000	1,436,052
6.50%, 5/15/2027 (a)	1,609,000	1,585,830
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	936,000	898,157
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	558,000	475,215
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	2,175,000	2,001,457
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	204,000	188,323
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	1,091,000	1,084,858
Ontario Gaming GTA LP 8.00%, 8/1/2030 (a)	794,000	791,459
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	563,000	457,055
5.63%, 1/15/2027 (a)	571,000	536,991
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	1,401,000	1,077,271
5.88%, 9/1/2031 (a) (b)	1,220,000	903,154
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	669,000	624,210
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	1,334,000	1,066,960
4.63%, 4/6/2031 (a)	1,056,000	788,209
8.45%, 7/27/2030 (a)	929,000	895,547
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	1,752,000	1,511,923
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	829,000	727,862
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	464,000	429,618
7.25%, 5/15/2031 (a)	1,201,000	1,128,460
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,253,000	1,250,820

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	$843,000	$765,697
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (e)	806,000	858,414
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	517,000	514,627
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	945,000	741,749
3.75%, 12/1/2029 (a) (b)	405,000	340,200
3.88%, 7/15/2030 (a) (b)	523,000	437,536
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	1,467,000	1,282,422
7.13%, 2/15/2031 (a)	968,000	919,484
		65,809,059
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	1,318,000	1,239,592
5.13%, 7/15/2029 (a)	242,000	222,596
6.38%, 2/1/2031 (a)	74,000	71,932
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	866,000	710,666
5.00%, 9/1/2030	1,031,000	826,914
Enviri Corp. 5.75%, 7/31/2027 (a)	1,433,000	1,259,750
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	1,379,000	1,186,326
3.75%, 8/1/2025 (a)	1,307,000	1,240,957
4.00%, 8/1/2028 (a)	1,208,000	1,055,514
4.25%, 6/1/2025 (a)	926,000	888,164
4.38%, 8/15/2029 (a)	900,000	780,336
4.75%, 6/15/2029 (a)	1,218,000	1,079,599
5.13%, 12/15/2026 (a)	971,000	924,868
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	1,276,000	1,100,052
5.88%, 6/30/2029 (a)	943,000	758,964
Stericycle, Inc. 3.88%, 1/15/2029 (a)	563,000	485,402
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	227,000	212,261
		14,043,893
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	1,640,000	1,516,672
3.50%, 3/15/2029 (a)	2,402,000	2,046,528
4.63%, 1/15/2027 (a)	2,030,000	1,917,842
4.88%, 2/15/2030 (a)	1,407,000	1,268,523
5.88%, 2/15/2028 (a)	1,113,000	1,070,595
6.50%, 2/15/2028 (a)	1,482,000	1,464,097
7.50%, 3/15/2026 (a)	1,049,000	1,063,655
Security Description	Principal Amount	Value
B&G Foods, Inc.:
5.25%, 4/1/2025	$853,000	$836,784
5.25%, 9/15/2027 (b)	982,000	822,150
8.00%, 9/15/2028 (a)	805,000	806,038
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	872,000	666,252
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	523,000	461,019
7.50%, 4/15/2025 (a) (b)	680,000	674,057
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a) (b)	532,000	514,992
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	1,383,000	345,722
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,076,000	883,837
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	1,625,000	1,389,147
4.38%, 1/31/2032 (a)	1,297,000	1,087,081
4.88%, 5/15/2028 (a)	864,000	796,349
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	1,592,000	1,374,963
5.50%, 10/15/2027 (a)	1,617,000	1,529,310
6.88%, 5/1/2025 (a)	370,000	369,948
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,630,000	1,261,799
4.25%, 4/15/2031	1,222,000	1,020,358
5.88%, 9/30/2027 (a)	758,000	769,575
6.25%, 7/1/2033	1,498,000	1,409,423
Post Holdings, Inc.:
4.50%, 9/15/2031 (a) (b)	1,722,000	1,434,013
4.63%, 4/15/2030 (a)	1,640,000	1,404,709
5.50%, 12/15/2029 (a)	1,837,000	1,664,763
5.63%, 1/15/2028 (a)	1,329,000	1,258,138
5.75%, 3/1/2027 (a)	1,171,000	1,124,301
Safeway, Inc. 7.25%, 2/1/2031	318,000	328,265
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	468,000	469,058
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	849,000	710,562
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	1,501,000	1,231,796
TreeHouse Foods, Inc. 4.00%, 9/1/2028	692,000	567,288
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	445,000	386,879
4.75%, 2/15/2029 (a)	1,527,000	1,364,970
6.88%, 9/15/2028 (a)	854,000	852,241

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 1/15/2032 (a)	$357,000	$356,639
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	1,271,000	969,404
		41,489,742
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	512,000	503,680
5.00%, 2/1/2028 (a)	2,209,000	2,040,807
6.38%, 5/1/2025 (a)	1,758,000	1,786,022
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	1,132,000	1,003,054
10.50%, 5/15/2029 (a)	940,000	787,372
		6,120,935
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom Holding 3 Oy 4.88%, 2/4/2028 (a) (b)	1,904,000	1,589,992
Domtar Corp. 6.75%, 10/1/2028 (a)	1,808,000	1,497,657
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	457,000	300,482
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	1,750,000	1,382,623
5.50%, 1/15/2026	541,000	508,902
12.88%, 10/1/2028 (a)	375,000	379,140
		5,658,796
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	730,000	708,312
5.75%, 5/20/2027	880,000	824,877
5.88%, 8/20/2026	1,209,000	1,161,450
9.38%, 6/1/2028 (a)	1,285,000	1,302,334
		3,996,973
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a) (b)	237,000	207,865
11.50%, 6/15/2028 (a)	554,000	568,925
14.50%, 10/15/2028 (a)	400,000	326,324
		1,103,114
HEALTH CARE PRODUCTS — 0.9%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	1,415,000	1,210,405
4.63%, 7/15/2028 (a)	1,626,000	1,482,554
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a)	2,362,000	2,367,385
Embecta Corp. 5.00%, 2/15/2030 (a)	1,340,000	1,054,258
Garden Spinco Corp. 8.63%, 7/20/2030 (a)	185,000	193,294
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,330,000	1,123,917
Security Description	Principal Amount	Value
4.63%, 2/1/2028 (a)	$841,000	$773,518
Medline Borrower LP:
3.88%, 4/1/2029 (a)	6,777,000	5,726,158
5.25%, 10/1/2029 (a) (b)	4,278,000	3,698,245
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	619,000	553,826
4.63%, 11/15/2027	536,000	492,488
		18,676,048
HEALTH CARE SERVICES — 4.1%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	772,000	694,360
5.50%, 7/1/2028 (a)	597,000	556,601
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	539,000	457,174
Air Methods Corp. 8.00%, 5/15/2025 (a)	531,000	3,096
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	548,000	363,702
Akumin, Inc. 7.00%, 11/1/2025 (a) (b)	1,088,000	821,886
Cano Health LLC 6.25%, 10/1/2028 (a)	487,000	217,874
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a) (b)	862,000	707,357
3.50%, 4/1/2030 (a) (b)	1,123,000	924,835
5.00%, 7/15/2027 (a)	525,000	483,331
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	847,000	728,259
4.00%, 3/15/2031 (a)	639,000	540,345
4.25%, 5/1/2028 (a)	731,000	656,577
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	1,816,000	1,289,106
5.25%, 5/15/2030 (a)	2,615,000	1,992,395
5.63%, 3/15/2027 (a)	3,473,000	2,974,972
6.00%, 1/15/2029 (a) (b)	1,685,000	1,365,440
6.13%, 4/1/2030 (a)	1,855,000	950,966
6.88%, 4/1/2028 (a)	1,798,000	959,323
6.88%, 4/15/2029 (a)	2,581,000	1,375,028
8.00%, 3/15/2026 (a)	3,429,500	3,269,274
8.00%, 12/15/2027 (a)	1,190,000	1,101,559
DaVita, Inc.:
3.75%, 2/15/2031 (a)	1,984,000	1,509,883
4.63%, 6/1/2030 (a)	4,384,000	3,597,598
Encompass Health Corp.:
4.50%, 2/1/2028	1,007,000	918,535
4.63%, 4/1/2031	1,146,000	974,295
4.75%, 2/1/2030	928,000	819,647
5.75%, 9/15/2025	213,000	209,496
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	1,037,000	1,012,423

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	$1,563,000	$1,058,761
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	565,000	486,781
Heartland Dental LLC/Heartland Dental Finance Corp.:
8.50%, 5/1/2026 (a)	536,000	505,148
10.50%, 4/30/2028 (a)	1,588,000	1,593,796
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	1,477,000	1,408,703
5.00%, 5/15/2027 (a)	2,257,000	2,126,884
6.50%, 5/15/2030 (a)	427,000	419,229
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	1,089,000	936,562
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a)	1,086,000	759,994
9.88%, 8/15/2030 (a)	1,479,000	1,433,077
11.00%, 10/15/2030 (a)	780,000	780,000
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	1,377,000	988,053
ModivCare, Inc. 5.88%, 11/15/2025 (a)	958,000	911,154
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	847,000	700,664
3.88%, 5/15/2032 (a)	993,000	797,448
4.38%, 6/15/2028 (a)	1,414,000	1,266,322
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	864,000	762,108
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	1,402,000	1,293,850
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	1,501,000	605,233
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	1,683,000	1,632,847
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a) (b)	1,352,000	993,531
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	1,591,000	1,554,471
Star Parent, Inc. 9.00%, 10/1/2030 (a)	1,667,000	1,684,587
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	411,000	415,751
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	962,000	746,570
Tenet Healthcare Corp.:
4.25%, 6/1/2029	2,404,400	2,070,813
4.38%, 1/15/2030	2,623,000	2,259,242
4.63%, 6/15/2028	1,136,000	1,023,490
4.88%, 1/1/2026	3,450,000	3,307,860
5.13%, 11/1/2027	2,739,000	2,548,064
6.13%, 10/1/2028 (b)	4,010,000	3,763,305
Security Description	Principal Amount	Value
6.13%, 6/15/2030	$3,212,000	$3,017,256
6.25%, 2/1/2027	2,706,000	2,617,405
6.75%, 5/15/2031 (a)	2,161,000	2,085,624
6.88%, 11/15/2031	590,000	565,828
Toledo Hospital:
4.98%, 11/15/2045	592,000	346,474
Series B, 5.33%, 11/15/2028	985,000	773,855
6.02%, 11/15/2048	1,248,000	854,818
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	1,425,000	1,225,614
		83,796,509
HOLDING COMPANIES-DIVERSIFIED — 0.0% (f)
Benteler International AG 10.50%, 5/15/2028 (a) (b)	843,000	846,515
Stena International SA 6.13%, 2/1/2025 (a)	164,000	162,086
		1,008,601
HOME BUILDERS — 1.1%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	525,000	522,616
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	638,000	538,230
4.63%, 4/1/2030 (a)	228,000	186,365
6.63%, 1/15/2028 (a)	701,000	660,601
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	649,000	593,043
7.25%, 10/15/2029 (b)	593,000	555,422
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	839,000	682,619
5.00%, 6/15/2029 (a)	834,000	687,441
6.25%, 9/15/2027 (a)	705,000	634,521
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	958,000	791,643
6.75%, 6/1/2027	1,186,000	1,167,309
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a) (b)	610,000	613,904
Empire Communities Corp. 7.00%, 12/15/2025 (a) (b)	562,000	537,924
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	1,127,000	1,026,945
5.00%, 3/1/2028 (a)	340,000	305,813
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	675,000	621,486
K Hovnanian Enterprises, Inc. 10.50%, 2/15/2026 (a)	9,000	9,225
KB Home:
4.00%, 6/15/2031	1,107,000	899,017
4.80%, 11/15/2029	681,000	601,745

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 6/15/2027 (b)	$240,000	$241,111
7.25%, 7/15/2030	560,000	550,816
LGI Homes, Inc. 4.00%, 7/15/2029 (a) (b)	308,000	245,596
M/I Homes, Inc.:
3.95%, 2/15/2030	295,000	240,806
4.95%, 2/1/2028	535,000	482,340
Mattamy Group Corp.:
4.63%, 3/1/2030 (a) (b)	937,000	796,834
5.25%, 12/15/2027 (a)	588,000	537,267
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	590,000	507,223
5.13%, 6/6/2027	398,000	377,057
6.00%, 6/1/2025	334,000	331,174
New Home Co., Inc. 8.25%, 10/15/2027 (a)	480,000	449,064
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	593,000	531,281
4.75%, 4/1/2029	536,000	465,736
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,152,000	1,006,595
5.75%, 1/15/2028 (a)	1,015,000	944,985
5.88%, 6/15/2027 (a)	845,000	805,733
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	599,000	493,612
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	555,000	521,056
5.70%, 6/15/2028	954,000	881,887
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	458,000	441,233
		22,487,275
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	1,834,000	1,413,574
4.00%, 4/15/2029 (a)	1,304,000	1,088,592
		2,502,166
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	953,000	915,233
6.50%, 4/15/2026 (a) (b)	809,000	805,117
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	763,000	687,432
6.63%, 7/15/2030 (a)	857,000	837,255
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	751,000	638,290
5.50%, 6/1/2028 (a)	1,244,000	1,151,819
Security Description	Principal Amount	Value
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	$733,000	$265,273
		5,300,419
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	1,446,000	1,208,003
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	748,000	623,944
4.13%, 4/30/2031 (a)	826,000	677,320
5.13%, 2/1/2028	386,000	360,111
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	642,000	582,467
7.00%, 12/31/2027 (a)	505,000	435,552
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a) (b)	704,000	570,585
5.00%, 10/1/2029 (a)	561,000	506,937
5.50%, 7/15/2030 (a)	312,000	283,858
		5,248,777
HOUSEWARES — 0.6%
American Greetings Corp. 8.75%, 4/15/2025 (a)	134,000	132,235
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	1,181,000	1,137,338
Newell Brands, Inc.:
4.88%, 6/1/2025	762,000	730,926
5.20%, 4/1/2026	3,707,000	3,493,143
6.38%, 9/15/2027 (b)	1,094,000	1,043,348
6.38%, 4/1/2036	734,000	603,539
6.50%, 4/1/2046	974,000	720,702
6.63%, 9/15/2029 (b)	703,000	671,548
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	836,000	643,243
4.38%, 2/1/2032	629,000	475,065
4.50%, 10/15/2029	1,173,000	959,057
5.25%, 12/15/2026 (b)	332,000	311,552
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	1,374,000	878,975
		11,800,671
INSURANCE — 1.4%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,267,000	1,061,822
6.00%, 8/1/2029 (a)	607,000	510,675
7.00%, 11/15/2025 (a)	976,000	944,856
10.13%, 8/1/2026 (a) (b)	572,000	584,841
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	1,468,000	1,314,726
5.88%, 11/1/2029 (a)	843,000	731,952
6.75%, 10/15/2027 (a)	1,626,000	1,515,416

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 4/15/2028 (a)	$2,299,000	$2,217,546
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	1,435,000	1,256,055
Assurant, Inc. 3 mo. USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	669,000	648,508
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	1,000,000	863,690
7.00%, 8/15/2025 (a)	493,000	486,877
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	573,000	505,403
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a)	417,000	367,836
6.80%, 1/24/2030 (a)	794,000	708,383
Enstar Finance LLC:
5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	382,000	305,397
5 yr. CMT + 5.47%, 5.75%, 9/1/2040 (b) (c)	252,000	221,342
Genworth Holdings, Inc. 6.50%, 6/15/2034	823,000	706,093
Global Atlantic Fin Co. 5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	1,624,000	1,178,050
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	640,000	629,043
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	393,000	342,016
7.00%, 5/1/2026 (a)	1,476,000	1,472,708
7.25%, 6/15/2030 (a)	3,789,000	3,770,889
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	1,140,000	1,144,697
10.50%, 12/15/2030 (a)	405,000	412,347
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	845,016	696,006
4.30%, 2/1/2061 (a)	1,114,000	659,042
7.80%, 3/7/2087 (a)	943,000	951,449
MGIC Investment Corp. 5.25%, 8/15/2028	1,295,000	1,205,904
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	768,000	766,234
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	473,000	412,404
USI, Inc. 6.88%, 5/1/2025 (a)	595,000	590,413
		29,182,620
INTERNET — 1.7%
Acuris Finance U.S., Inc./Acuris Finance Sarl 5.00%, 5/1/2028 (a)	610,000	500,438
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	1,191,000	932,124
Security Description	Principal Amount	Value
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	$1,440,000	$1,229,126
6.13%, 12/1/2028 (a)	928,000	753,128
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,122,000	942,974
5.63%, 9/15/2028 (a)	886,000	680,590
Cars.com, Inc. 6.38%, 11/1/2028 (a)	924,000	840,147
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	348,000	321,155
7.00%, 6/15/2027 (a)	1,030,000	982,064
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	2,001,000	1,924,642
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	1,821,000	1,776,404
6.75%, 9/30/2027 (a)	1,441,000	1,411,849
7.13%, 9/30/2030 (a) (b)	1,083,000	1,067,968
Getty Images, Inc. 9.75%, 3/1/2027 (a) (b)	340,000	339,463
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	1,269,000	1,065,529
5.25%, 12/1/2027 (a)	1,143,000	1,079,061
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	1,176,000	913,270
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a) (b)	1,037,000	902,356
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	733,000	577,934
4.13%, 8/1/2030 (a)	694,000	573,660
4.63%, 6/1/2028 (a)	228,000	204,525
5.00%, 12/15/2027 (a)	1,160,000	1,068,998
5.63%, 2/15/2029 (a) (b)	1,324,000	1,221,390
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	1,519,000	1,205,463
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	1,230,000	928,675
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	225,000	199,084
6.00%, 2/15/2028 (a)	370,000	303,248
10.75%, 6/1/2028 (a) (b)	302,000	286,770
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	1,623,000	1,131,620
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	1,518,000	954,852
10.25%, 11/30/2024 (a)	1,314,000	1,320,662
Shutterfly Finance LLC COR, 8.50%, 10/1/2027 (a)	111,000	74,303
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	525,000	523,651

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a) (b)	$2,057,000	$1,841,838
6.25%, 1/15/2028 (a)	710,000	694,486
7.50%, 5/15/2025 (a)	1,141,000	1,148,017
7.50%, 9/15/2027 (a)	1,902,000	1,917,463
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	689,000	587,097
		34,426,024
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	603,000	489,606
5.25%, 4/15/2029 (a)	1,554,000	1,358,709
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	1,283,000	1,028,248
4.75%, 9/15/2024	2,116,000	2,038,025
5.25%, 5/15/2027	2,554,000	2,246,447
6.25%, 5/15/2026	1,955,000	1,817,290
6.38%, 12/15/2025	1,240,000	1,179,748
		10,158,073
IRON/STEEL — 0.9%
ATI, Inc.:
4.88%, 10/1/2029	511,000	450,421
5.13%, 10/1/2031	334,000	287,908
5.88%, 12/1/2027	46,000	43,689
7.25%, 8/15/2030	625,000	620,906
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	768,000	750,014
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	1,209,000	1,193,875
Carpenter Technology Corp.:
6.38%, 7/15/2028 (b)	468,000	452,743
7.63%, 3/15/2030	546,000	548,026
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	234
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	752,000	652,999
4.88%, 3/1/2031 (a) (b)	708,000	602,069
5.88%, 6/1/2027 (b)	712,000	677,546
6.75%, 3/15/2026 (a)	1,582,000	1,578,678
6.75%, 4/15/2030 (a)	1,439,000	1,345,494
Commercial Metals Co.:
3.88%, 2/15/2031	269,000	224,491
4.13%, 1/15/2030	428,000	372,677
4.38%, 3/15/2032	937,000	785,759
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024 (a)	339,000	331,820
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	1,067,000	1,046,716
8.13%, 5/1/2027 (a)	1,872,000	1,849,405
8.50%, 5/1/2030 (a)	622,000	612,428
Security Description	Principal Amount	Value
9.25%, 10/1/2028 (a)	$1,033,000	$1,042,390
TMS International Corp. 6.25%, 4/15/2029 (a)	682,000	564,798
U.S. Steel Corp.:
6.65%, 6/1/2037 (b)	390,000	381,167
6.88%, 3/1/2029 (b)	896,000	882,470
		17,298,723
IT SERVICES — 0.2%
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	1,098,912	199,606
NCR Atleos Escrow Corp. 9.50%, 4/1/2029 (a)	1,800,000	1,741,050
Seagate HDD Cayman:
8.25%, 12/15/2029 (a)	917,000	940,475
8.50%, 7/15/2031 (a)	615,000	630,271
		3,511,402
LEISURE TIME — 2.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (g)	50,000	—
Acushnet Co. 7.38%, 10/15/2028 (a)	1,073,000	1,081,605
Carnival Corp.:
4.00%, 8/1/2028 (a)	3,547,000	3,070,106
5.75%, 3/1/2027 (a)	5,669,000	5,127,837
6.00%, 5/1/2029 (a)	2,775,000	2,369,711
7.00%, 8/15/2029 (a)	1,119,000	1,104,106
7.63%, 3/1/2026 (a) (b)	1,774,000	1,725,375
9.88%, 8/1/2027 (a)	1,531,000	1,597,568
10.50%, 6/1/2030 (a)	2,538,000	2,614,039
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	3,206,000	3,436,351
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	278,000	230,292
Life Time, Inc.:
5.75%, 1/15/2026 (a)	1,579,000	1,528,346
8.00%, 4/15/2026 (a) (b)	744,000	729,552
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	820,000	818,155
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	553,000	517,685
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	402,000	332,462
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	300,000	287,106
5.88%, 3/15/2026 (a)	2,336,000	2,162,085
5.88%, 2/15/2027 (a)	1,776,000	1,686,792
7.75%, 2/15/2029 (a)	1,043,000	968,175
8.38%, 2/1/2028 (a)	879,000	891,781
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	1,153,000	1,027,046

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	$751,000	$635,233
4.25%, 7/1/2026 (a)	2,542,000	2,326,388
5.38%, 7/15/2027 (a)	1,256,000	1,160,594
5.50%, 8/31/2026 (a)	1,999,000	1,886,436
5.50%, 4/1/2028 (a)	2,564,000	2,351,624
7.25%, 1/15/2030 (a)	1,236,000	1,225,086
7.50%, 10/15/2027	460,000	460,248
8.25%, 1/15/2029 (a)	1,611,000	1,668,497
9.25%, 1/15/2029 (a) (b)	1,621,000	1,709,231
11.50%, 6/1/2025 (a)	418,736	441,993
11.63%, 8/15/2027 (a)	1,386,000	1,503,311
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	1,526,000	1,391,605
6.25%, 5/15/2025 (a)	353,000	345,936
7.00%, 2/15/2029 (a)	530,000	489,190
9.13%, 7/15/2031 (a)	1,168,000	1,169,904
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	369,000	337,100
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	738,000	617,603
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,215,000	1,105,954
		54,132,108
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027	1,714,000	1,576,366
4.75%, 6/15/2031 (a)	1,361,000	1,155,190
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	692,000	605,680
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	632,000	563,340
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	1,839,000	1,482,252
3.75%, 5/1/2029 (a)	1,658,000	1,432,595
4.00%, 5/1/2031 (a)	1,520,000	1,275,751
4.88%, 1/15/2030	1,035,000	941,571
5.38%, 5/1/2025 (a)	1,022,000	1,003,839
5.75%, 5/1/2028 (a)	776,000	748,824
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	850,000	692,571
5.00%, 6/1/2029 (a)	1,363,000	1,183,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	1,213,000	1,153,854
Las Vegas Sands Corp.:
2.90%, 6/25/2025	1,433,000	1,334,839
Security Description	Principal Amount	Value
3.50%, 8/18/2026	$1,457,000	$1,325,637
3.90%, 8/8/2029	1,244,000	1,061,804
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	749,000	627,699
4.75%, 1/15/2028 (b)	940,000	823,412
MGM Resorts International:
4.63%, 9/1/2026	1,121,000	1,046,655
4.75%, 10/15/2028	779,000	685,964
5.50%, 4/15/2027	1,140,000	1,063,267
5.75%, 6/15/2025	884,000	863,915
6.75%, 5/1/2025	564,000	560,396
Station Casinos LLC:
4.50%, 2/15/2028 (a)	691,000	602,808
4.63%, 12/1/2031 (a)	859,000	691,847
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	790,000	761,631
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	527,000	443,138
4.63%, 3/1/2030 (a)	747,000	631,215
6.00%, 4/1/2027	664,000	631,285
6.60%, 10/1/2025	422,000	416,835
6.63%, 7/31/2026 (a)	1,905,000	1,851,565
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	373,000	334,879
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a)	1,810,000	1,682,866
5.50%, 3/1/2025 (a)	898,000	881,019
		32,138,384
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	828,000	732,987
4.13%, 4/15/2029 (a)	823,000	718,372
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	868,000	865,665
Terex Corp. 5.00%, 5/15/2029 (a)	971,000	872,783
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,060,000	931,380
		4,121,187
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	592,000	524,086
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	1,793,000	1,802,198
9.50%, 1/1/2031 (a)	605,000	643,484
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	819,000	633,013

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a) (b)	$1,691,000	$1,603,897
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	1,082,000	1,073,084
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	769,000	749,214
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	576,000	503,833
OT Merger Corp. 7.88%, 10/15/2029 (a)	704,000	434,072
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	616,000	568,414
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	773,000	757,378
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	727,000	666,215
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	2,658,000	2,443,845
		12,402,733
MEDIA — 8.1%
Altice Financing SA:
5.00%, 1/15/2028 (a)	2,320,000	1,977,846
5.75%, 8/15/2029 (a)	3,253,000	2,666,972
AMC Networks, Inc.:
4.25%, 2/15/2029	1,480,000	922,262
4.75%, 8/1/2025	2,018,000	1,860,879
Audacy Capital Corp.:
6.50%, 5/1/2027 (a)	387,000	6,881
6.75%, 3/31/2029 (a)	419,000	7,881
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	1,073,000	691,677
Block Communications, Inc. 4.88%, 3/1/2028 (a)	420,000	347,563
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	1,054,000	802,674
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	4,648,000	3,701,249
4.25%, 1/15/2034 (a)	3,235,000	2,385,392
4.50%, 8/15/2030 (a)	4,762,000	3,905,983
4.50%, 5/1/2032	4,884,000	3,833,012
4.50%, 6/1/2033 (a)	3,158,000	2,415,996
4.75%, 3/1/2030 (a)	5,017,000	4,219,297
4.75%, 2/1/2032 (a)	2,208,000	1,766,532
5.00%, 2/1/2028 (a)	3,727,000	3,383,259
5.13%, 5/1/2027 (a)	5,254,000	4,893,470
5.38%, 6/1/2029 (a)	2,571,000	2,306,958
5.50%, 5/1/2026 (a)	1,639,000	1,582,586
6.38%, 9/1/2029 (a)	2,909,000	2,707,988
7.38%, 3/1/2031 (a)	1,866,000	1,803,246
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	1,734,000	1,185,761
Security Description	Principal Amount	Value
4.13%, 12/1/2030 (a) (b)	$2,411,000	$1,706,458
4.50%, 11/15/2031 (a)	2,654,000	1,878,475
4.63%, 12/1/2030 (a)	2,737,000	1,456,905
5.00%, 11/15/2031 (a)	836,000	449,200
5.25%, 6/1/2024 (b)	504,000	479,319
5.38%, 2/1/2028 (a)	1,940,000	1,582,943
5.50%, 4/15/2027 (a)	2,250,000	1,928,362
5.75%, 1/15/2030 (a)	3,139,000	1,757,620
6.50%, 2/1/2029 (a)	3,163,000	2,621,241
7.50%, 4/1/2028 (a) (b)	1,705,000	1,106,443
11.25%, 5/15/2028 (a) (b)	1,750,000	1,742,580
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	822,000	622,772
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	6,245,000	5,523,890
DISH DBS Corp.:
5.13%, 6/1/2029	2,492,000	1,376,581
5.25%, 12/1/2026 (a)	4,812,000	4,089,286
5.75%, 12/1/2028 (a)	4,030,000	3,097,055
5.88%, 11/15/2024	3,229,000	3,005,198
7.38%, 7/1/2028	1,732,000	1,094,330
7.75%, 7/1/2026	4,085,000	3,060,400
DISH Network Corp. 11.75%, 11/15/2027 (a)	5,612,000	5,631,305
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	895,000	770,649
GCI LLC 4.75%, 10/15/2028 (a)	584,000	505,791
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,388,000	1,558,600
Gray Television, Inc.:
4.75%, 10/15/2030 (a) (b)	1,182,000	782,839
5.88%, 7/15/2026 (a)	825,000	741,543
7.00%, 5/15/2027 (a) (b)	1,456,000	1,249,073
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	1,097,000	834,049
5.25%, 8/15/2027 (a)	1,418,000	1,124,502
6.38%, 5/1/2026	1,663,000	1,434,404
8.38%, 5/1/2027 (b)	1,636,000	1,172,816
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	1,556,000	1,258,446
6.75%, 10/15/2027 (a)	1,956,000	1,795,647
Liberty Interactive LLC:
8.25%, 2/1/2030	661,000	209,173
8.50%, 7/15/2029	364,000	115,399
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	1,054,000	914,767
8.00%, 8/1/2029 (a) (b)	1,015,000	876,463
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	100,000	92,809

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
News Corp.:
3.88%, 5/15/2029 (a)	$1,000,000	$859,460
5.13%, 2/15/2032 (a)	733,000	640,459
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	1,740,000	1,440,772
5.63%, 7/15/2027 (a)	2,468,000	2,196,964
Paramount Global:
3 mo. USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	1,016,000	763,229
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	1,896,974	1,489,011
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	1,223,200	927,002
6.50%, 9/15/2028 (a)	1,824,000	963,218
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	1,021,000	768,364
5.38%, 1/15/2031 (a) (b)	996,000	622,948
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	754,000	556,022
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	1,413,000	869,998
5.13%, 2/15/2027 (a) (b)	721,000	584,767
5.50%, 3/1/2030 (a) (b)	960,000	515,069
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	1,660,000	1,482,944
3.88%, 9/1/2031 (a)	2,684,000	2,032,835
4.00%, 7/15/2028 (a)	3,066,000	2,617,138
4.13%, 7/1/2030 (a)	2,342,000	1,875,099
5.00%, 8/1/2027 (a)	2,449,000	2,236,770
5.50%, 7/1/2029 (a)	2,192,000	1,939,482
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	408,000	278,954
TEGNA, Inc.:
4.63%, 3/15/2028	1,394,000	1,205,977
4.75%, 3/15/2026 (a)	644,000	610,229
5.00%, 9/15/2029	2,197,000	1,844,909
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	1,891,000	1,701,900
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	552,000	519,123
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	1,769,000	1,439,648
5.13%, 2/15/2025 (a)	1,708,000	1,665,966
6.63%, 6/1/2027 (a)	2,339,000	2,176,135
7.38%, 6/30/2030 (a) (b)	1,330,000	1,216,165
8.00%, 8/15/2028 (a)	546,000	526,273
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	1,747,000	1,413,742
UPC Holding BV 5.50%, 1/15/2028 (a)	891,000	790,201
Security Description	Principal Amount	Value
Urban One, Inc. 7.38%, 2/1/2028 (a)	$1,587,000	$1,361,297
Videotron Ltd.:
3.63%, 6/15/2029 (a) (b)	514,000	431,945
5.13%, 4/15/2027 (a)	1,434,000	1,355,187
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	2,305,000	1,817,170
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	1,530,000	1,263,856
5.50%, 5/15/2029 (a)	1,323,000	1,180,050
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	870,000	750,610
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	2,518,000	1,983,378
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a)	1,496,000	1,119,292
6.00%, 1/15/2027 (a)	986,000	902,013
Ziggo BV 4.88%, 1/15/2030 (a)	1,687,000	1,375,647
		163,333,915
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	672,000	631,001
6.38%, 6/15/2030 (a)	808,000	775,470
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	583,000	508,551
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	482,000	417,109
		2,332,131
MINING — 1.1%
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	1,287,000	1,280,295
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	406,000	385,071
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	491,000	419,059
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	597,000	565,741
Constellium SE:
3.75%, 4/15/2029 (a) (b)	695,000	582,111
5.63%, 6/15/2028 (a)	666,000	626,852
5.88%, 2/15/2026 (a)	453,000	441,942
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	1,158,000	997,582
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	2,020,000	1,653,612
4.50%, 9/15/2027 (a)	1,847,000	1,672,329
5.88%, 4/15/2030 (a)	1,511,000	1,381,961
6.13%, 4/15/2032 (a)	889,000	812,084

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hecla Mining Co. 7.25%, 2/15/2028	$919,000	$889,252
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a) (b)	794,000	740,476
6.13%, 4/1/2029 (a)	1,109,000	1,024,317
IAMGOLD Corp. 5.75%, 10/15/2028 (a) (b)	1,256,000	982,280
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	908,000	899,583
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	915,000	720,974
4.63%, 3/1/2028 (a)	1,276,000	1,115,454
New Gold, Inc. 7.50%, 7/15/2027 (a)	893,000	833,982
Novelis Corp.:
3.25%, 11/15/2026 (a)	1,432,000	1,277,831
3.88%, 8/15/2031 (a)	1,059,000	844,775
4.75%, 1/30/2030 (a)	1,796,000	1,555,947
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a)	838,000	820,955
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	710,000	665,369
		23,189,834
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	549,000	465,634
5.63%, 7/1/2027 (a)	1,033,000	975,204
Calderys Financing LLC 11.25%, 6/1/2028 (a)	1,665,000	1,708,340
EnPro Industries, Inc. 5.75%, 10/15/2026	385,000	369,646
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a) (b)	1,158,000	1,055,100
12.25%, 11/15/2026 (a)	872,000	799,807
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	567,000	553,256
Hillenbrand, Inc.:
3.75%, 3/1/2031	536,000	429,165
5.00%, 9/15/2026	394,000	372,803
5.75%, 6/15/2025	704,000	693,841
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	1,066,000	966,691
Trinity Industries, Inc.:
4.55%, 10/1/2024	711,000	692,827
7.75%, 7/15/2028 (a)	750,000	754,335
		9,836,649
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	735,000	582,899
7.25%, 3/15/2029 (a)	1,032,000	750,801
Xerox Corp.:
4.80%, 3/1/2035	411,000	276,385
6.75%, 12/15/2039	927,000	697,725
Security Description	Principal Amount	Value
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	$1,495,000	$1,419,742
5.50%, 8/15/2028 (a)	1,316,000	1,105,203
		4,832,755
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a) (b)	313,000	268,610
Steelcase, Inc. 5.13%, 1/18/2029	1,130,000	1,002,943
		1,271,553
OIL & GAS — 5.4%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	840,000	832,768
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	819,000	753,717
7.63%, 2/1/2029 (a)	917,000	928,783
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	663,000	596,925
7.00%, 11/1/2026 (a)	1,204,000	1,177,187
8.25%, 12/31/2028 (a)	503,000	496,743
9.00%, 11/1/2027 (a)	14,000	17,735
Baytex Energy Corp.:
8.50%, 4/30/2030 (a)	1,446,000	1,459,882
8.75%, 4/1/2027 (a)	396,000	402,376
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	725,000	693,868
California Resources Corp. 7.13%, 2/1/2026 (a)	630,000	634,082
Callon Petroleum Co.:
6.38%, 7/1/2026	755,000	740,527
7.50%, 6/15/2030 (a) (b)	1,127,000	1,092,728
8.00%, 8/1/2028 (a)	1,088,000	1,089,338
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	811,000	777,741
9.75%, 7/15/2028 (a) (b)	240,000	237,026
11.00%, 4/15/2025 (a)	199,000	202,656
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	639,000	619,127
5.88%, 2/1/2029 (a)	244,000	229,519
6.75%, 4/15/2029 (a)	1,279,000	1,252,806
Chord Energy Corp. 6.38%, 6/1/2026 (a)	580,000	569,038
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	825,000	773,710
8.38%, 7/1/2028 (a)	2,294,000	2,333,893
8.75%, 7/1/2031 (a)	2,261,000	2,314,450
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	595,000	555,075
7.25%, 3/14/2027 (a) (b)	948,000	935,325
7.38%, 1/15/2031 (a)	1,069,000	1,048,486

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	$1,524,000	$1,317,681
6.75%, 3/1/2029 (a)	2,185,000	2,010,484
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	1,786,000	1,750,405
9.25%, 2/15/2028 (a)	822,000	839,213
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	1,474,000	1,449,635
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	569,000	554,638
5.75%, 2/15/2028 (a)	753,000	681,804
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	1,182,000	1,182,177
Earthstone Energy Holdings LLC:
8.00%, 4/15/2027 (a)	949,000	970,903
9.88%, 7/15/2031 (a)	1,000,000	1,091,770
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,269,000	1,219,446
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	1,529,000	1,474,965
Energean PLC 6.50%, 4/30/2027 (a) (b)	503,000	456,427
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	239,000	247,805
EnQuest PLC 11.63%, 11/1/2027 (a)	476,000	450,129
Global Marine, Inc. 7.00%, 6/1/2028	1,142,000	992,478
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025 (a)	359,000	339,004
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	525,000	453,784
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	312,000	307,245
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	598,000	598,658
Harbour Energy PLC 5.50%, 10/15/2026 (a)	815,000	764,421
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	1,734,000	1,568,559
6.00%, 4/15/2030 (a)	1,031,000	928,034
6.00%, 2/1/2031 (a)	1,008,000	886,717
6.25%, 11/1/2028 (a)	976,000	914,395
6.25%, 4/15/2032 (a)	528,000	468,669
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	1,158,000	1,130,984
Security Description	Principal Amount	Value
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	$472,000	$455,919
Matador Resources Co.:
5.88%, 9/15/2026	1,009,000	973,978
6.88%, 4/15/2028 (a)	1,056,000	1,034,901
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	506,000	472,452
7.13%, 2/1/2027 (a) (b)	393,000	398,416
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	1,129,000	1,093,335
10.50%, 5/15/2027 (a)	794,000	797,041
Murphy Oil Corp.:
5.88%, 12/1/2027	495,000	480,264
5.88%, 12/1/2042	582,000	473,335
6.38%, 7/15/2028 (b)	191,000	187,593
7.05%, 5/1/2029	1,064,000	1,061,606
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	984,000	947,749
7.50%, 1/15/2028 (a)	850,000	784,796
Nabors Industries, Inc.:
5.75%, 2/1/2025	697,000	682,154
7.38%, 5/15/2027 (a)	1,317,000	1,277,490
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	1,434,000	1,421,209
Noble Finance II LLC 8.00%, 4/15/2030 (a)	740,000	748,902
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	1,278,000	1,275,508
8.75%, 6/15/2031 (a)	684,000	689,479
Odfjell Rig III Ltd. 9.25%, 5/31/2028	200,000	202,500
Parkland Corp.:
4.50%, 10/1/2029 (a)	1,268,000	1,089,795
4.63%, 5/1/2030 (a)	1,124,000	959,390
5.88%, 7/15/2027 (a)	842,000	799,529
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (b)	398,000	356,899
5.15%, 11/15/2029 (b)	112,000	102,187
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	1,430,000	1,347,560
7.88%, 9/15/2030 (a)	1,003,000	999,560
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a) (b)	605,000	580,249
5.88%, 7/1/2029 (a)	516,000	485,804
6.88%, 4/1/2027 (a)	684,000	674,609
7.00%, 1/15/2032 (a)	825,000	813,813
7.75%, 2/15/2026 (a)	486,000	488,935
Petrofac Ltd. 9.75%, 11/15/2026 (a)	1,371,000	1,048,129
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	808,000	764,667

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 1/15/2026 (a)	$512,000	$508,698
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	466,000	413,058
4.88%, 5/15/2025	699,000	677,680
8.25%, 1/15/2029	739,000	759,042
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	834,000	750,600
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	1,133,000	1,152,476
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	397,000	397,973
SM Energy Co.:
5.63%, 6/1/2025	565,000	553,169
6.50%, 7/15/2028 (b)	582,000	558,662
6.63%, 1/15/2027 (b)	763,000	747,740
6.75%, 9/15/2026	557,000	547,152
Southwestern Energy Co.:
4.75%, 2/1/2032	1,588,000	1,362,298
5.38%, 2/1/2029	841,000	774,115
5.38%, 3/15/2030	1,881,000	1,716,055
5.70%, 1/23/2025	659,000	649,115
8.38%, 9/15/2028	573,000	591,789
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	826,000	778,720
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	1,198,000	1,051,005
4.50%, 4/30/2030	1,294,000	1,120,720
5.88%, 3/15/2028	976,000	933,954
6.00%, 4/15/2027	764,000	739,888
7.00%, 9/15/2028 (a)	820,000	808,914
Talos Production, Inc. 12.00%, 1/15/2026	719,000	749,442
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	898,000	831,189
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	257,000	257,000
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	404,250	397,612
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	372,000	378,328
Transocean, Inc.:
6.80%, 3/15/2038	1,434,000	1,097,526
7.50%, 1/15/2026 (a) (b)	344,000	336,975
7.50%, 4/15/2031	1,782,000	1,543,283
8.00%, 2/1/2027 (a)	961,000	925,251
8.75%, 2/15/2030 (a)	2,035,850	2,081,209
11.50%, 1/30/2027 (a)	1,155,000	1,211,017
Ultra Resources, Inc. 11.00%, 7/12/2024 (d) (g)	16,577	—
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,924,000	1,925,289
Security Description	Principal Amount	Value
Vermilion Energy, Inc.:
5.63%, 3/15/2025 (a)	$128,000	$124,577
6.88%, 5/1/2030 (a)	862,000	818,909
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	346,000	327,648
Vital Energy, Inc.:
7.75%, 7/31/2029 (a)	1,106,000	1,019,212
9.50%, 1/15/2025	1,024,000	1,033,124
9.75%, 10/15/2030	855,000	873,836
10.13%, 1/15/2028	745,000	759,580
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	1,228,000	1,264,533
		109,334,057
OIL & GAS SERVICES — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	1,277,000	1,200,840
6.88%, 4/1/2027 (a)	777,000	753,472
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	845,000	792,162
CGG SA 8.75%, 4/1/2027 (a) (b)	732,000	654,693
Crane NXT Co. 4.20%, 3/15/2048	385,000	250,111
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	807,000	785,921
Enerflex Ltd. 9.00%, 10/15/2027 (a) (b)	1,142,000	1,127,942
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	84,063
Oceaneering International, Inc.:
4.65%, 11/15/2024	253,000	250,688
6.00%, 2/1/2028	894,000	842,202
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	985,000	965,123
6.88%, 9/1/2027	1,091,000	1,054,190
Weatherford International Ltd.:
6.50%, 9/15/2028 (a) (b)	319,000	319,016
8.63%, 4/30/2030 (a)	2,471,000	2,486,790
Welltec International ApS 8.25%, 10/15/2026 (a) (b)	551,000	559,419
		12,126,632
PACKAGING & CONTAINERS — 2.8%
ARD Finance SA 6.50%, 6/30/2027 (a)	1,497,000	1,130,235

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	$1,368,000	$1,140,269
4.00%, 9/1/2029 (a) (b)	1,856,000	1,452,005
6.00%, 6/15/2027 (a)	985,000	945,984
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	2,383,200	2,177,482
5.25%, 4/30/2025 (a)	1,553,000	1,514,812
5.25%, 8/15/2027 (a)	1,008,000	837,567
5.25%, 8/15/2027 (a) (b)	998,000	832,212
Ball Corp.:
2.88%, 8/15/2030	1,614,000	1,278,675
3.13%, 9/15/2031	972,000	761,270
4.88%, 3/15/2026	2,644,000	2,537,817
5.25%, 7/1/2025	1,615,000	1,582,296
6.00%, 6/15/2029	945,000	919,013
6.88%, 3/15/2028	1,179,000	1,183,539
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	777,000	736,573
5.63%, 7/15/2027 (a) (b)	539,000	520,933
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	700,000	646,548
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	737,000	630,879
5.38%, 2/1/2025 (a)	432,000	420,073
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	1,414,000	1,313,408
8.75%, 4/15/2030 (a)	1,958,000	1,680,434
Crown Americas LLC 5.25%, 4/1/2030 (b)	705,000	651,589
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	784,000	736,960
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	1,312,000	1,262,183
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	559,000	568,894
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	704,000	592,275
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	720,000	635,443
3.50%, 3/1/2029 (a)	658,000	555,220
3.75%, 2/1/2030 (a)	628,000	524,568
4.13%, 8/15/2024	151,000	147,646
4.75%, 7/15/2027 (a)	64,000	60,296
Security Description	Principal Amount	Value
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	$1,427,000	$1,246,627
LABL, Inc.:
5.88%, 11/1/2028 (a)	869,000	780,805
6.75%, 7/15/2026 (a)	792,000	766,957
8.25%, 11/1/2029 (a)	1,038,000	848,783
9.50%, 11/1/2028 (a)	793,000	814,554
10.50%, 7/15/2027 (a)	952,000	894,861
Mauser Packaging Solutions Holding Co.:
7.88%, 8/15/2026 (a)	4,733,000	4,567,014
9.25%, 4/15/2027 (a) (b)	2,577,900	2,253,884
OI European Group BV 4.75%, 2/15/2030 (a)	1,354,000	1,180,823
Owens-Brockway Glass Container, Inc.:
6.38%, 8/15/2025 (a)	85,000	84,711
6.63%, 5/13/2027 (a) (b)	1,037,000	1,013,180
7.25%, 5/15/2031 (a) (b)	967,000	945,823
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	781,000	678,814
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	1,317,000	1,168,969
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	514,000	458,709
5.00%, 4/15/2029 (a)	1,062,000	955,832
5.13%, 12/1/2024 (a)	626,000	616,404
5.50%, 9/15/2025 (a)	490,000	480,519
6.88%, 7/15/2033 (a)	509,000	494,539
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	1,259,000	1,218,825
Silgan Holdings, Inc. 4.13%, 2/1/2028	1,074,000	961,617
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	1,029,000	1,074,122
TriMas Corp. 4.13%, 4/15/2029 (a)	566,000	484,972
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	1,957,300	1,828,060
8.50%, 8/15/2027 (a) (b)	880,000	805,904
		56,602,406
PHARMACEUTICALS — 1.8%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	559,000	473,138

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	$739,000	$569,030
5.13%, 3/1/2030 (a) (b)	1,137,000	883,745
6.13%, 8/1/2028 (a)	619,000	535,423
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	1,087,000	551,859
9.25%, 4/1/2026 (a) (b)	1,195,000	1,091,907
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	2,436,000	1,386,279
5.00%, 1/30/2028 (a)	1,035,000	426,141
5.00%, 2/15/2029 (a)	983,000	386,211
5.25%, 1/30/2030 (a)	1,279,000	488,156
5.25%, 2/15/2031 (a)	753,000	288,565
5.50%, 11/1/2025 (a) (b)	2,031,000	1,800,989
5.75%, 8/15/2027 (a)	1,606,000	956,694
6.13%, 2/1/2027 (a) (b)	1,671,000	1,046,013
6.25%, 2/15/2029 (a)	1,594,000	630,554
7.25%, 5/30/2029 (a)	414,000	172,005
9.00%, 12/15/2025 (a)	1,289,000	1,171,585
11.00%, 9/30/2028 (a)	2,670,000	1,807,617
14.00%, 10/15/2030 (a)	1,727,000	1,024,335
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	911,000	897,517
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	839,000	764,069
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	1,020,000	989,828
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	1,046,000	996,451
HLF Financing Sarl LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	1,265,000	897,657
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	277,000	284,617
Jazz Securities DAC 4.38%, 1/15/2029 (a)	2,217,000	1,938,944
Kedrion SpA 6.50%, 9/1/2029 (a)	1,350,000	1,151,064
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 4/15/2025 (a) (d)	500,000	398,040
10.00%, 6/15/2029 (a) (d)	394,000	30,590
11.50%, 12/15/2028 (a) (d)	696,000	613,371
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	313,000	269,581
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	2,928,000	2,547,506
5.13%, 4/30/2031 (a)	3,437,000	2,756,233
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	1,048,000	861,791
Security Description	Principal Amount	Value
6.63%, 4/1/2030 (a) (b)	$620,000	$550,337
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	785,000	575,287
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	1,011,000	974,948
4.38%, 3/15/2026	885,000	827,714
4.65%, 6/15/2030	1,400,000	1,194,592
4.90%, 12/15/2044	233,000	173,508
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	104,000	93,878
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	1,027,000	826,673
5.13%, 1/15/2028 (a)	124,000	115,503
		36,419,945
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	1,270,000	1,163,307
5.75%, 3/1/2027 (a)	1,550,000	1,477,568
5.75%, 1/15/2028 (a)	975,000	918,977
7.88%, 5/15/2026 (a)	916,000	921,432
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	1,312,000	1,283,293
7.63%, 12/15/2025 (a)	605,000	607,015
Buckeye Partners LP:
3.95%, 12/1/2026	1,058,000	951,174
4.13%, 3/1/2025 (a)	1,046,000	994,861
4.13%, 12/1/2027	826,000	728,268
4.35%, 10/15/2024	598,000	577,459
4.50%, 3/1/2028 (a)	696,000	613,914
5.60%, 10/15/2044	520,000	370,120
5.85%, 11/15/2043	1,230,000	897,002
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	434,000	363,206
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	2,126,000	1,883,785
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	1,153,000	1,105,358
5.75%, 4/1/2025	562,000	552,873
6.00%, 2/1/2029 (a) (b)	1,257,000	1,213,030
7.38%, 2/1/2031 (a)	923,000	939,919
8.00%, 4/1/2029 (a)	711,000	729,230
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	929,000	850,555
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	1,400,000	1,210,790

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 6/15/2031 (a)	$1,616,000	$1,358,975
EnLink Midstream LLC:
5.38%, 6/1/2029	1,338,000	1,238,908
5.63%, 1/15/2028 (a)	612,000	579,013
6.50%, 9/1/2030 (a)	1,050,000	1,018,679
EnLink Midstream Partners LP:
4.15%, 6/1/2025	803,600	767,109
4.85%, 7/15/2026	1,061,000	1,000,152
5.05%, 4/1/2045	867,000	659,275
5.45%, 6/1/2047	603,000	465,486
5.60%, 4/1/2044	581,000	480,737
EQM Midstream Partners LP:
4.13%, 12/1/2026	1,089,000	1,007,543
4.50%, 1/15/2029 (a)	865,000	770,118
4.75%, 1/15/2031 (a)	1,440,000	1,239,494
5.50%, 7/15/2028	1,369,000	1,284,081
6.00%, 7/1/2025 (a)	664,000	653,562
6.50%, 7/1/2027 (a)	1,623,000	1,585,557
6.50%, 7/15/2048	1,054,000	922,450
7.50%, 6/1/2027 (a)	896,000	893,088
7.50%, 6/1/2030 (a)	1,189,000	1,194,695
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	681,000	677,486
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25%, 5/15/2026 (b)	858,000	823,611
6.50%, 10/1/2025	534,000	525,264
7.75%, 2/1/2028	1,226,000	1,160,814
8.00%, 1/15/2027	1,534,000	1,478,914
8.88%, 4/15/2030	929,000	908,246
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	783,000	728,151
7.00%, 8/1/2027	390,000	380,461
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	1,346,000	1,300,869
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,121,000	1,796,890
5.13%, 6/15/2028 (a)	373,000	343,481
5.50%, 10/15/2030 (a)	479,000	435,152
5.63%, 2/15/2026 (a)	1,458,000	1,408,559
Holly Energy Partners LP/Holly Energy Finance Corp.:
5.00%, 2/1/2028 (a)	403,000	371,195
6.38%, 4/15/2027 (a)	690,000	677,518
Howard Midstream Energy Partners LLC:
6.75%, 1/15/2027 (a)	811,000	770,458
8.88%, 7/15/2028 (a)	770,000	777,246
ITT Holdings LLC 6.50%, 8/1/2029 (a)	2,194,000	1,875,870
Security Description	Principal Amount	Value
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	$1,409,000	$1,320,501
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	720,000	733,068
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	2,761,000	2,539,595
6.75%, 9/15/2025 (a)	2,865,000	2,736,132
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	3,328,000	3,289,828
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.13%, 3/1/2025	974,000	955,562
7.50%, 4/15/2026 (b)	344,000	329,841
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	458,000	436,419
NuStar Logistics LP:
5.63%, 4/28/2027	1,530,000	1,457,187
5.75%, 10/1/2025	661,000	642,750
6.00%, 6/1/2026	467,000	453,728
6.38%, 10/1/2030	604,000	572,441
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	786,000	741,119
4.80%, 5/15/2030 (a)	874,000	754,096
4.95%, 7/15/2029 (a)	870,000	774,422
6.88%, 4/15/2040 (a)	597,000	520,375
7.50%, 7/15/2038 (a)	558,000	526,300
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025	237,000	221,495
9.00%, 10/15/2026 (a) (e)	1,422,000	1,366,514
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	1,390,000	1,265,526
6.00%, 3/1/2027 (a)	1,525,000	1,437,770
6.00%, 12/31/2030 (a)	1,127,000	994,814
6.00%, 9/1/2031 (a)	762,000	663,687
7.50%, 10/1/2025 (a)	558,000	556,633
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026	744,000	636,008
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	2,451,000	2,061,855
3.88%, 11/1/2033 (a)	1,767,000	1,371,863
4.13%, 8/15/2031 (a)	2,297,000	1,885,286
6.25%, 1/15/2030 (a)	1,961,000	1,870,127
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	3,675,000	3,639,242

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
8.38%, 6/1/2031 (a)	$4,262,000	$4,201,693
		94,868,120
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. COR, 7.00%, 4/15/2030 (a)	574,000	518,035
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	1,617,000	1,491,036
8.88%, 9/1/2031 (a) (b)	696,000	671,285
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a)	849,000	800,862
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	1,123,000	1,105,638
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,507,000	1,205,057
4.38%, 2/1/2031 (a)	1,225,000	940,420
5.38%, 8/1/2028 (a)	1,254,000	1,104,711
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	982,000	770,870
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	1,084,000	833,607
4.75%, 2/1/2030	858,000	640,463
5.00%, 3/1/2031	1,719,000	1,255,764
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	845,000	586,379
5.75%, 1/15/2029 (a)	1,574,000	1,135,783
		13,059,910
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	748,000	565,062
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	651,000	547,146
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	750,000	625,635
4.10%, 10/1/2024	600,000	581,556
4.55%, 10/1/2029	600,000	467,574
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	1,243,000	1,036,314
5.75%, 5/15/2026 (a)	1,771,000	1,624,503
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	590,000	505,465
Security Description	Principal Amount	Value
Diversified Healthcare Trust:
4.38%, 3/1/2031	$762,000	$527,830
4.75%, 5/1/2024	415,000	392,146
4.75%, 2/15/2028	940,000	682,572
9.75%, 6/15/2025	608,000	586,848
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	1,255,000	972,073
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	1,422,000	1,264,343
3.75%, 9/15/2030 (a)	1,130,000	861,015
6.00%, 4/15/2025 (a)	392,000	381,451
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	1,212,000	996,312
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	1,556,000	1,279,265
4.88%, 9/15/2027 (a)	2,232,000	2,058,685
4.88%, 9/15/2029 (a)	1,547,000	1,357,260
5.00%, 7/15/2028 (a)	1,451,000	1,314,011
5.25%, 3/15/2028 (a)	1,407,000	1,294,637
5.25%, 7/15/2030 (a)	2,313,000	2,015,479
5.63%, 7/15/2032 (a)	822,000	708,794
7.00%, 2/15/2029 (a)	1,731,000	1,687,448
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	1,099,000	960,988
4.75%, 6/15/2029 (a)	977,000	790,471
5.25%, 10/1/2025 (a)	464,000	446,414
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	2,045,100	1,277,962
4.63%, 8/1/2029	1,983,000	1,405,650
5.00%, 10/15/2027 (b)	2,349,000	1,819,113
5.25%, 8/1/2026 (b)	873,000	743,124
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	898,000	682,525
Office Properties Income Trust:
2.40%, 2/1/2027	1,024,000	613,519
2.65%, 6/15/2026	727,000	494,404
3.45%, 10/15/2031	708,000	358,531
4.50%, 2/1/2025	1,260,000	1,030,680
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a) (b)	1,188,000	1,010,156
5.88%, 10/1/2028 (a) (b)	1,089,000	992,482
7.50%, 6/1/2025 (a)	371,000	370,532

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	$772,000	$661,975
4.75%, 10/15/2027	1,024,000	935,670
7.25%, 7/15/2028 (a)	542,000	534,038
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	783,000	742,488
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	560,000	506,386
4.00%, 9/15/2029 (a)	1,068,000	874,446
SBA Communications Corp.:
3.13%, 2/1/2029	1,611,000	1,344,186
3.88%, 2/15/2027	2,161,000	1,980,513
Service Properties Trust:
3.95%, 1/15/2028	739,000	575,297
4.35%, 10/1/2024	1,164,000	1,116,893
4.38%, 2/15/2030	981,000	703,298
4.50%, 3/15/2025	1,137,000	1,062,652
4.75%, 10/1/2026	1,146,000	983,978
4.95%, 2/15/2027	510,000	430,991
4.95%, 10/1/2029	223,000	168,670
5.25%, 2/15/2026	761,000	693,385
5.50%, 12/15/2027	994,000	850,924
7.50%, 9/15/2025	1,090,000	1,069,780
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	1,465,000	1,301,110
3.75%, 12/31/2024 (a)	359,000	341,980
4.38%, 1/15/2027 (a)	816,000	713,633
4.75%, 3/15/2025	491,000	471,502
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	1,182,000	751,539
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	771,000	623,801
6.50%, 2/15/2029 (a) (b)	2,061,000	1,349,976
10.50%, 2/15/2028 (a)	4,300,000	4,214,344
XHR LP:
4.88%, 6/1/2029 (a) (b)	880,000	747,903
6.38%, 8/15/2025 (a)	732,000	718,678
		63,800,011
RETAIL — 4.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	1,033,000	885,167
3.88%, 1/15/2028 (a)	2,856,000	2,564,431
4.00%, 10/15/2030 (a) (b)	4,400,000	3,656,752
4.38%, 1/15/2028 (a)	904,000	814,640
5.75%, 4/15/2025 (a)	892,000	885,283
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	939,000	363,224
Security Description	Principal Amount	Value
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	$648,000	$658,679
Academy Ltd. 6.00%, 11/15/2027 (a)	1,007,000	948,705
Arko Corp. 5.13%, 11/15/2029 (a)	976,000	787,476
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	807,000	724,145
4.63%, 11/15/2029 (a) (b)	1,048,000	899,551
4.75%, 3/1/2030	1,101,000	936,301
5.00%, 2/15/2032 (a)	488,000	404,518
At Home Group, Inc. 4.88%, 7/15/2028 (a)	372,000	149,280
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	439,000	406,123
6.63%, 10/1/2030 (a)	1,010,000	945,905
6.69%, 1/15/2027	777,000	753,558
6.75%, 7/1/2036	995,000	866,386
6.88%, 11/1/2035	1,964,000	1,751,947
6.95%, 3/1/2033	559,000	494,967
7.50%, 6/15/2029 (b)	810,000	798,555
9.38%, 7/1/2025 (a) (b)	903,000	937,639
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	968,000	848,375
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	251,000	214,264
4.50%, 11/15/2026 (a) (b)	655,000	613,499
6.50%, 8/1/2030 (a)	874,000	847,841
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	521,000	454,124
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	494,000	435,599
Brinker International, Inc.:
5.00%, 10/1/2024 (a)	614,000	599,829
8.25%, 7/15/2030 (a)	1,098,000	1,056,891
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	420,000	352,939
Carvana Co.:
13.00%, 6/1/2030 (a)	142	110
14.00%, 6/1/2031 (a)	350	273
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	1,107,000	1,048,384
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	850,000	850,289
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	703,000	688,216
8.50%, 10/30/2025 (a)	815,000	804,552
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	632,000	648,659

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	$1,007,000	$944,032
5.88%, 4/1/2029 (a)	1,415,000	1,272,849
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	1,959,000	1,661,447
6.75%, 1/15/2030 (a) (b)	1,814,000	1,478,011
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	757,000	670,868
5.63%, 1/1/2030 (a)	902,000	810,113
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	654,000	471,508
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	410,000	340,140
Gap, Inc.:
3.63%, 10/1/2029 (a)	1,565,000	1,159,086
3.88%, 10/1/2031 (a)	1,263,000	887,220
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	842,000	586,908
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,344,000	1,165,315
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	1,353,000	1,175,108
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	312,000	268,673
IRB Holding Corp. 7.00%, 6/15/2025 (a)	660,000	659,927
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	432,000	372,401
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	1,385,000	1,316,595
Kohl's Corp.:
4.25%, 7/17/2025 (b)	290,000	269,056
4.63%, 5/1/2031	988,000	665,013
5.55%, 7/17/2045	895,000	503,491
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	1,334,000	1,094,253
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	1,586,000	1,342,422
8.25%, 8/1/2031 (a)	952,000	926,420
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	764,000	643,525
4.38%, 1/15/2031 (a)	855,000	706,598
4.63%, 12/15/2027 (a)	642,000	585,851
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	1,377,000	1,246,929
Security Description	Principal Amount	Value
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	$745,000	$413,192
4.50%, 12/15/2034	1,103,000	745,087
5.13%, 1/15/2042	551,000	339,355
5.88%, 4/1/2029 (a) (b)	881,000	770,584
5.88%, 3/15/2030 (a) (b)	623,000	528,024
6.13%, 3/15/2032 (a) (b)	505,000	416,963
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	254,000	237,739
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	1,746,000	1,394,251
7.88%, 5/1/2029 (a)	2,251,000	1,475,801
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	891,000	727,484
4.75%, 9/15/2029	579,000	522,003
5.63%, 5/1/2027	461,000	446,963
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	1,942,000	1,822,761
Nordstrom, Inc.:
4.00%, 3/15/2027	733,000	640,994
4.25%, 8/1/2031 (b)	1,119,000	810,671
4.38%, 4/1/2030	915,000	703,104
5.00%, 1/15/2044	1,424,000	840,203
6.95%, 3/15/2028	674,000	639,916
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	407,000	335,694
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a) (b)	336,000	253,095
6.75%, 8/1/2029 (a)	306,000	242,122
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	443,000	369,431
7.50%, 10/15/2027 (a) (b)	497,000	477,527
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	348,000	328,825
3.75%, 6/15/2029	671,000	564,251
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	1,212,000	1,062,197
7.75%, 2/15/2029 (a)	2,424,000	2,259,750
QVC, Inc.:
4.38%, 9/1/2028	798,000	418,407
4.45%, 2/15/2025 (b)	1,203,000	1,051,855
4.75%, 2/15/2027	1,447,000	889,254
5.45%, 8/15/2034	856,000	380,167
5.95%, 3/15/2043	499,000	222,195
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	786,600	464,259
8.00%, 11/15/2026 (a)	1,747,000	1,029,472
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	1,018,000	991,858

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	$487,000	$486,123
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	881,000	728,490
4.88%, 11/15/2031 (a) (b)	926,000	736,438
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	1,015,000	951,928
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	1,634,000	1,413,083
6.00%, 12/1/2029 (a)	935,000	788,710
6.13%, 7/1/2029 (a) (b)	775,000	660,695
Staples, Inc.:
7.50%, 4/15/2026 (a)	3,370,000	2,772,061
10.75%, 4/15/2027 (a)	1,836,000	1,074,978
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a) (b)	810,000	675,840
5.88%, 3/1/2027	433,000	413,645
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	1,056,000	919,111
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	437,000	437,009
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	1,221,000	884,920
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	645,000	568,980
White Cap Parent LLC 8.25%, 3/15/2026 (a)	518,000	500,279
Yum! Brands, Inc.:
3.63%, 3/15/2031	1,876,000	1,544,061
4.63%, 1/31/2032	1,823,000	1,581,325
4.75%, 1/15/2030 (a)	2,007,000	1,801,764
5.35%, 11/1/2043	172,000	150,882
5.38%, 4/1/2032	1,165,000	1,057,657
6.88%, 11/15/2037	40,000	40,537
		99,324,805
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	931,000	914,270
ams-OSRAM AG 7.00%, 7/31/2025 (a)	1,364,000	1,346,936
Entegris Escrow Corp.:
4.75%, 4/15/2029 (a)	2,928,000	2,630,076
5.95%, 6/15/2030 (a)	1,090,000	1,007,999
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	257,000	217,530
4.38%, 4/15/2028 (a)	1,333,000	1,192,848
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,191,000	1,052,046
Security Description	Principal Amount	Value
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	$595,000	$493,922
		8,855,627
SOFTWARE — 2.3%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	419,000	406,279
Alteryx, Inc. 8.75%, 3/15/2028 (a) (b)	1,021,000	1,018,611
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	3,798,000	3,171,672
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	405,000	403,226
9.13%, 3/1/2026 (a)	354,000	353,179
Camelot Finance SA 4.50%, 11/1/2026 (a)	949,000	878,195
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	340,000	331,884
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	999,000	535,374
CDK Global II LLC 6.50%, 10/15/2024	20,000	18,238
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	1,234,000	1,233,148
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	1,499,000	1,452,891
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	1,347,000	1,167,984
4.88%, 7/1/2029 (a) (b)	1,362,000	1,160,792
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	6,823,000	5,998,645
9.00%, 9/30/2029 (a) (b)	6,453,000	5,623,596
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a) (b)	552,000	508,535
6.50%, 10/15/2028 (a) (b)	842,000	722,478
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	696,000	379,577
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	650,000	560,807
Elastic NV 4.13%, 7/15/2029 (a)	899,000	765,022
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	706,000	630,875
5.25%, 5/15/2026 (a)	1,556,000	1,503,672
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	224,000	193,731
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	1,023,000	909,068
Open Text Corp.:
3.88%, 2/15/2028 (a)	1,501,000	1,311,033

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 12/1/2029 (a)	$1,517,000	$1,244,926
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a) (b)	1,326,000	1,110,074
4.13%, 12/1/2031 (a) (b)	1,113,000	888,185
PTC, Inc.:
3.63%, 2/15/2025 (a)	579,000	556,222
4.00%, 2/15/2028 (a)	1,198,000	1,073,396
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	421,000	197,036
5.38%, 12/1/2028 (a)	1,051,000	359,684
RingCentral, Inc. 8.50%, 8/15/2030 (a)	699,000	675,262
ROBLOX Corp. 3.88%, 5/1/2030 (a)	1,676,000	1,346,096
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	914,000	752,999
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,315,000	2,181,610
Twilio, Inc.:
3.63%, 3/15/2029	609,000	508,765
3.88%, 3/15/2031 (b)	1,054,000	857,534
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	2,741,000	2,293,121
West Technology Group LLC 8.50%, 4/10/2027 (a)	75,000	63,676
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	1,121,000	934,096
		46,281,194
TELECOMMUNICATIONS — 4.7%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	2,119,000	1,045,811
10.50%, 5/15/2027 (a)	2,576,000	1,608,480
Altice France SA:
5.13%, 1/15/2029 (a)	1,043,000	738,840
5.13%, 7/15/2029 (a)	3,585,000	2,548,684
5.50%, 1/15/2028 (a)	2,278,000	1,741,554
5.50%, 10/15/2029 (a)	3,147,000	2,265,148
8.13%, 2/1/2027 (a)	3,237,000	2,854,646
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	930,000	817,758
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	751,000	609,602
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	2,368,000	2,085,640
Ciena Corp. 4.00%, 1/31/2030 (a)	630,000	533,522
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	1,280,000	739,290
6.00%, 6/15/2025 (a)	2,129,000	2,027,660
Security Description	Principal Amount	Value
CommScope, Inc.:
4.75%, 9/1/2029 (a) (b)	$2,183,000	$1,606,972
6.00%, 3/1/2026 (a)	2,707,000	2,525,171
7.13%, 7/1/2028 (a) (b)	1,318,000	790,115
8.25%, 3/1/2027 (a) (b)	1,856,000	1,218,687
Connect Finco Sarl/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	3,739,000	3,493,572
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a) (b)	966,000	723,747
6.50%, 10/1/2028 (a) (b)	1,232,000	962,056
Embarq Corp. 8.00%, 6/1/2036	1,848,000	1,041,865
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	1,917,000	1,638,498
5.88%, 10/15/2027 (a)	1,607,000	1,460,570
5.88%, 11/1/2029 (b)	1,486,000	1,085,568
6.00%, 1/15/2030 (a) (b)	1,705,000	1,245,366
6.75%, 5/1/2029 (a) (b)	2,248,000	1,731,994
8.63%, 3/15/2031 (a)	1,174,000	1,101,881
8.75%, 5/15/2030 (a)	1,493,000	1,417,185
Frontier Florida LLC Series E, 6.86%, 2/1/2028	786,000	729,856
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	1,534,000	840,555
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	2,083,000	1,880,574
6.63%, 8/1/2026 (b)	1,471,000	1,257,470
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	1,449,000	1,359,684
7.00%, 10/15/2028 (a)	1,425,000	1,295,895
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	5,106,000	4,533,209
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	1,371,000	1,283,174
3.63%, 1/15/2029 (a)	1,191,000	666,960
3.75%, 7/15/2029 (a)	1,567,000	875,953
3.88%, 11/15/2029 (a) (b)	691,000	636,653
4.25%, 7/1/2028 (a)	2,461,000	1,537,731
4.63%, 9/15/2027 (a)	2,082,000	1,499,040
10.50%, 5/15/2030 (a)	1,180,000	1,186,974
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	2,034,000	1,311,279
4.50%, 1/15/2029 (a)	559,000	173,223
5.13%, 12/15/2026 (a) (b)	215,000	118,368
Series G, 6.88%, 1/15/2028	250,000	101,695
Series P, 7.60%, 9/15/2039	1,256,000	389,109
Series U, 7.65%, 3/15/2042	986,000	294,922
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	1,500,000	1,071,750

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 1/15/2028 (a)	$1,159,200	$979,733
6.25%, 3/25/2029 (a)	1,139,400	969,777
Qwest Corp. 7.25%, 9/15/2025	483,000	466,844
RCN Corp. Zero Coupon, 4/15/2023 (g)	3,000	—
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	1,346,000	1,189,877
Sable International Finance Ltd. 5.75%, 9/7/2027 (a)	1,027,000	931,027
Telecom Italia Capital SA:
6.00%, 9/30/2034	1,595,000	1,332,064
6.38%, 11/15/2033	1,778,000	1,541,437
7.20%, 7/18/2036	1,664,000	1,478,264
7.72%, 6/4/2038	1,544,000	1,420,156
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	256,000	166,116
5.63%, 12/6/2026 (a)	912,000	629,070
6.50%, 10/15/2027 (a)	913,000	473,180
U.S. Cellular Corp. 6.70%, 12/15/2033 (b)	791,000	766,155
Viasat, Inc.:
5.63%, 9/15/2025 (a)	583,000	538,482
5.63%, 4/15/2027 (a)	1,727,000	1,497,205
6.50%, 7/15/2028 (a)	751,000	519,534
7.50%, 5/30/2031 (a)	357,000	235,438
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	643,000	522,489
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	2,396,000	1,907,815
4.75%, 7/15/2031 (a)	2,362,000	1,911,732
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (b) (c)	877,000	773,663
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	1,615,000	1,249,251
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	1,787,000	1,215,946
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	2,480,000	2,459,986
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	2,530,000	2,011,072
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	2,517,000	1,865,525
6.13%, 3/1/2028 (a) (b)	1,589,000	1,020,345
		94,776,139
Security Description	Principal Amount	Value
TEXTILES — 0.0% (f)
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC 7.50%, 5/1/2025 (a) (b)	$1,272,000	$839,520
TRANSPORTATION — 0.3%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	829,000	743,887
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	864,000	654,627
Danaos Corp. 8.50%, 3/1/2028 (a) (b)	532,000	538,873
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	712,000	602,131
Forward Air Corp. 9.50%, 10/15/2031 (a)	342,000	341,774
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	1,606,000	1,485,309
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	626,000	590,675
XPO CNW, Inc. 6.70%, 5/1/2034	414,000	397,957
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	523,000	528,272
XPO, Inc. 7.13%, 6/1/2031 (a) (b)	678,000	667,444
		6,550,949
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.56%, 6.50%, 6/15/2045 (a) (c)	560,000	548,251
Fly Leasing Ltd. 7.00%, 10/15/2024 (a)	446,000	409,040
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	1,657,000	1,503,827
6.50%, 10/1/2025 (a)	874,000	859,466
9.75%, 8/1/2027 (a)	658,000	679,760
		4,000,344
WATER — 0.0% (f)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	888,000	857,160
TOTAL CORPORATE BONDS & NOTES (Cost $2,068,518,728)		1,972,146,340

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (f)
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (g) (h)	158	$—
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Baytex Energy Corp.	2,052	9,049
PHARMACEUTICALS — 0.0% (f)
Mallinckrodt PLC (h)	434	37
TOTAL COMMON STOCKS (Cost $9,005)		9,086
PREFERRED STOCKS — 0.0% (f)
ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Tapstone Energy LLC / Tapstone Energy Finance Corp. (g) (h) (Cost $854)	324	855
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (i) (j)	10,556,338	10,558,450
State Street Navigator Securities Lending Portfolio II (k) (l)	154,982,810	154,982,810
TOTAL SHORT-TERM INVESTMENTS (Cost $165,541,257)		165,541,260
TOTAL INVESTMENTS — 105.8% (Cost $2,234,069,844)		2,137,697,541
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(117,198,553)
NET ASSETS — 100.0%		$2,020,498,988
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 75.5% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $855, representing 0.00% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,972,146,340	$0(a)	$1,972,146,340
Common Stocks	9,086	—	0(a)	9,086
Preferred Stocks	—	—	855	855
Short-Term Investments	165,541,260	—	—	165,541,260
TOTAL INVESTMENTS	$165,550,346	$1,972,146,340	$855	$2,137,697,541
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,574,207	$3,574,921	$82,158,606	$75,174,977	$(100)	$—	10,556,338	$10,558,450	$177,118
State Street Navigator Securities Lending Portfolio II	94,889,135	94,889,135	145,891,833	85,798,158	—	—	154,982,810	154,982,810	404,951
Total		$98,464,056	$228,050,439	$160,973,135	$(100)	$—		$165,541,260	$582,069
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$812,000	$636,510
4.65%, 10/1/2028	310,000	291,670
4.75%, 3/30/2030	1,648,000	1,527,630
5.38%, 6/15/2033 (a)	1,540,000	1,437,344
Omnicom Group, Inc.:
2.45%, 4/30/2030	835,000	673,260
2.60%, 8/1/2031 (a)	1,700,000	1,341,334
4.20%, 6/1/2030	1,851,000	1,657,330
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,782,000	1,692,330
3.65%, 11/1/2024	943,000	919,595
WPP Finance 2010 3.75%, 9/19/2024	1,306,500	1,274,739
		11,451,742
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	8,889,000	8,166,058
2.25%, 6/15/2026 (a)	1,732,000	1,574,873
2.60%, 10/30/2025	870,000	812,815
2.70%, 2/1/2027	509,000	460,365
2.75%, 2/1/2026 (a)	1,781,000	1,662,296
2.80%, 3/1/2027 (a)	546,000	494,146
2.85%, 10/30/2024	474,000	457,884
2.95%, 2/1/2030 (a)	1,648,000	1,387,946
3.10%, 5/1/2026	1,149,000	1,072,649
3.20%, 3/1/2029	1,650,821	1,449,091
3.25%, 2/1/2028	1,411,000	1,269,392
3.25%, 3/1/2028	1,434,000	1,287,517
3.45%, 11/1/2028 (a)	1,347,000	1,211,465
3.63%, 2/1/2031 (a)	3,375,000	2,909,385
4.88%, 5/1/2025	5,107,000	5,018,955
5.04%, 5/1/2027	2,045,000	1,998,333
5.15%, 5/1/2030 (a)	7,159,000	6,840,425
6.13%, 2/15/2033 (a)	605,000	607,759
Collins Aerospace 3.50%, 3/15/2027	50,142	46,159
General Dynamics Corp.:
1.15%, 6/1/2026	1,361,000	1,219,742
2.13%, 8/15/2026	946,000	868,683
2.25%, 6/1/2031 (a)	695,000	561,171
2.38%, 11/15/2024	581,000	559,869
2.63%, 11/15/2027 (a)	874,000	787,963
3.25%, 4/1/2025	1,333,000	1,287,571
3.50%, 5/15/2025 (a)	784,000	759,210
3.50%, 4/1/2027 (a)	1,537,000	1,447,700
3.63%, 4/1/2030	1,562,000	1,415,641
3.75%, 5/15/2028 (a)	1,539,000	1,445,290
HEICO Corp. 5.25%, 8/1/2028	1,600,000	1,561,168
Security Description	Principal Amount	Value
Hexcel Corp.:
4.20%, 2/15/2027	$1,656,000	$1,533,787
4.95%, 8/15/2025	1,490,000	1,447,237
Howmet Aerospace, Inc. 3.00%, 1/15/2029	488,000	413,253
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	22,058
L3Harris Technologies, Inc.:
1.80%, 1/15/2031 (a)	1,272,000	969,696
2.90%, 12/15/2029	2,054,000	1,748,098
3.83%, 4/27/2025 (a)	1,397,000	1,355,188
3.85%, 12/15/2026	1,338,000	1,266,939
4.40%, 6/15/2028	1,907,000	1,804,385
5.40%, 1/15/2027 (a)	1,555,000	1,541,985
5.40%, 7/31/2033 (a)	1,945,000	1,869,476
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	2,317,000	1,865,046
3.55%, 1/15/2026	1,525,000	1,467,172
3.90%, 6/15/2032	701,000	629,035
4.45%, 5/15/2028 (a)	866,000	837,058
4.95%, 10/15/2025 (a)	707,000	701,507
5.10%, 11/15/2027 (a)	1,155,000	1,148,209
5.25%, 1/15/2033 (a)	1,054,000	1,041,974
Northrop Grumman Corp.:
2.93%, 1/15/2025	2,090,000	2,015,283
3.20%, 2/1/2027 (a)	883,000	824,201
3.25%, 1/15/2028 (a)	2,134,000	1,956,152
4.40%, 5/1/2030 (a)	1,396,000	1,305,930
4.70%, 3/15/2033 (a)	1,474,000	1,374,284
7.75%, 2/15/2031	438,000	485,878
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,225
RTX Corp.:
1.90%, 9/1/2031	1,372,000	1,035,764
2.25%, 7/1/2030	1,547,000	1,245,907
2.38%, 3/15/2032	1,640,000	1,263,341
2.65%, 11/1/2026	1,109,000	1,018,217
3.13%, 5/4/2027 (a)	1,206,000	1,108,531
3.50%, 3/15/2027 (a)	1,375,000	1,279,025
3.95%, 8/16/2025	1,674,000	1,618,892
4.13%, 11/16/2028	3,977,000	3,702,428
5.00%, 2/27/2026 (a)	1,511,000	1,491,297
5.15%, 2/27/2033	1,265,000	1,197,360
7.20%, 8/15/2027	304,000	320,066
7.50%, 9/15/2029	1,260,000	1,379,486
		96,927,891
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.35%, 5/6/2025	1,458,000	1,378,568
2.45%, 2/4/2032	1,615,000	1,215,384
2.63%, 9/16/2026	1,584,000	1,460,226
3.40%, 5/6/2030	1,531,000	1,309,204
4.40%, 2/14/2026	1,744,000	1,693,093
4.80%, 2/14/2029 (a)	2,524,000	2,400,122

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	$1,452,000	$1,349,402
2.90%, 3/1/2032	32,000	26,626
3.25%, 3/27/2030 (a)	879,000	778,161
5.94%, 10/1/2032	1,441,000	1,487,631
BAT Capital Corp.:
2.26%, 3/25/2028 (a)	2,296,000	1,941,084
2.73%, 3/25/2031 (a)	2,469,000	1,900,414
3.22%, 9/6/2026	2,094,000	1,941,766
3.46%, 9/6/2029	1,294,000	1,108,505
3.56%, 8/15/2027	258,000	235,634
4.70%, 4/2/2027	1,445,000	1,382,200
4.74%, 3/16/2032	1,647,000	1,450,727
4.91%, 4/2/2030	1,704,000	1,562,738
6.34%, 8/2/2030	2,183,000	2,149,993
6.42%, 8/2/2033	2,588,000	2,510,593
7.75%, 10/19/2032 (a)	2,334,000	2,465,288
BAT International Finance PLC:
1.67%, 3/25/2026	1,894,000	1,705,528
4.45%, 3/16/2028	1,434,000	1,335,197
5.93%, 2/2/2029	1,456,000	1,428,627
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	1,275,000	1,178,368
2.75%, 5/14/2031	1,369,000	1,109,930
3.25%, 8/15/2026 (a)	1,421,000	1,328,365
3.75%, 9/25/2027	465,000	432,562
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	1,269,000	1,129,575
1.50%, 5/1/2025	430,000	402,454
1.75%, 11/1/2030 (a)	1,358,000	1,032,827
2.10%, 5/1/2030	1,625,000	1,293,663
2.75%, 2/25/2026	1,389,000	1,302,035
3.13%, 8/17/2027	907,000	834,803
3.13%, 3/2/2028	1,574,000	1,418,961
3.25%, 11/10/2024	1,318,000	1,281,096
3.38%, 8/11/2025	674,000	646,730
3.38%, 8/15/2029	2,019,000	1,776,134
4.88%, 2/13/2026	1,631,000	1,603,322
4.88%, 2/15/2028	1,515,000	1,467,429
5.00%, 11/17/2025	1,187,000	1,172,602
5.13%, 11/15/2024 (a)	1,198,000	1,189,315
5.13%, 11/17/2027	1,833,000	1,795,497
5.13%, 2/15/2030	2,853,000	2,736,512
5.25%, 9/7/2028 (a)	2,650,000	2,594,509
5.38%, 2/15/2033 (a)	2,893,000	2,734,926
5.50%, 9/7/2030	2,000,000	1,944,020
5.63%, 11/17/2029 (a)	1,738,000	1,716,970
COR, 5.63%, 9/7/2033	1,700,000	1,635,264
5.75%, 11/17/2032	1,230,000	1,198,893
Reynolds American, Inc. 4.45%, 6/12/2025	2,214,000	2,150,990
		75,324,463
Security Description	Principal Amount	Value
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	$473,461	$422,370
Series 2019-1, Class AA, 3.15%, 8/15/2033	1,289,746	1,102,991
Series 2016-2, Class AA, 3.20%, 12/15/2029	1,038,530	929,401
Series 2017-2, Class AA, 3.35%, 4/15/2031	576,217	514,366
Series 2016-1, Class AA, 3.58%, 7/15/2029	570,192	522,308
Series 2015-2, Class AA, 3.60%, 3/22/2029	778,805	714,538
Series 2017-1, Class AA, 3.65%, 8/15/2030	570,274	515,260
Series 2014-1, Class A, 3.70%, 4/1/2028	110,337	99,806
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 4/29/2026	400,588	389,536
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,120,144	981,313
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	769,966	648,103
Series 2020-1, Class A, 4.00%, 5/15/2034	104,551	93,943
Southwest Airlines Co.:
2.63%, 2/10/2030	1,995,000	1,640,967
3.00%, 11/15/2026	1,366,000	1,263,291
3.45%, 11/16/2027	842,000	770,565
5.13%, 6/15/2027 (a)	150,000	146,181
5.25%, 5/4/2025	1,420,000	1,403,159
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	264,906	238,630
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	773,957	637,253
Series 2016-2, Class AA, 2.88%, 4/7/2030	2,198,100	1,932,745
Series 2016-1, Class AA, 3.10%, 1/7/2030	1,105,748	992,409
Series 2018-1, Class AA, 3.50%, 9/1/2031	979,058	867,612
Series 2014-2, Class A, 3.75%, 3/3/2028	1,010,646	941,609
Series 2014-1, Class A, 4.00%, 10/11/2027	509,023	481,694

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-1, Class AA, 4.15%, 2/25/2033	$1,063,540	$958,972
Series 2013-1, Class A, 4.30%, 2/15/2027	601,385	576,445
Series 2020-1, Class B, 4.88%, 7/15/2027	611,589	588,355
Series 2020-1, Class A, 5.88%, 4/15/2029	2,175,507	2,154,970
		22,528,792
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026 (a)	2,334,000	2,146,860
2.40%, 3/27/2025 (a)	505,000	482,997
2.75%, 3/27/2027 (a)	97,000	89,512
2.85%, 3/27/2030 (a)	3,247,000	2,807,356
PVH Corp. 4.63%, 7/10/2025	1,226,000	1,183,384
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	913,000	780,743
3.75%, 9/15/2025	736,000	708,805
Tapestry, Inc.:
3.05%, 3/15/2032	1,545,000	1,130,059
4.13%, 7/15/2027	250,000	229,910
4.25%, 4/1/2025	1,093,000	1,059,959
VF Corp.:
2.40%, 4/23/2025 (a)	1,660,000	1,563,969
2.80%, 4/23/2027 (a)	302,000	268,140
2.95%, 4/23/2030 (a)	1,999,000	1,574,033
		14,025,727
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025 (a)	1,659,000	1,519,412
Series MTN, 1.20%, 7/8/2025	1,288,000	1,192,868
Series MTN, 1.30%, 9/9/2026 (a)	4,000	3,550
Series MTN, 1.50%, 1/13/2025	333,000	315,770
Series MTN, 1.80%, 1/13/2031 (a)	2,244,000	1,740,446
Series MTN, 2.00%, 3/24/2028	1,621,000	1,401,160
Series MTN, 2.25%, 1/12/2029	1,545,000	1,321,268
Series GMTN, 2.30%, 9/9/2026	755,000	690,485
Series MTN, 2.35%, 1/8/2027 (a)	33,000	29,935
Series GMTN, 3.50%, 2/15/2028	454,000	419,832
4.60%, 4/17/2030	1,476,000	1,399,824
Series A, 4.60%, 4/17/2025	1,660,000	1,632,959
Security Description	Principal Amount	Value
4.70%, 1/12/2028	$1,524,000	$1,479,804
4.75%, 1/12/2026	1,699,000	1,671,935
5.00%, 5/23/2025 (a)	1,041,000	1,029,289
Series GMTN, 5.13%, 7/7/2028	1,677,000	1,651,241
Series GMTN, 5.25%, 7/7/2026 (a)	1,615,000	1,604,955
Cummins, Inc.:
0.75%, 9/1/2025 (a)	1,299,000	1,187,364
1.50%, 9/1/2030 (a)	1,739,000	1,357,394
General Motors Co.:
4.00%, 4/1/2025	518,000	501,103
4.20%, 10/1/2027 (a)	1,258,000	1,173,223
5.00%, 10/1/2028 (a)	1,393,000	1,327,125
5.40%, 10/15/2029 (a)	1,678,000	1,595,426
5.60%, 10/15/2032 (a)	1,050,000	977,550
6.13%, 10/1/2025	4,058,000	4,049,843
6.80%, 10/1/2027	584,000	595,627
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	468,000	444,787
1.25%, 1/8/2026	2,570,000	2,296,989
1.50%, 6/10/2026	1,495,000	1,321,490
2.35%, 2/26/2027	1,574,000	1,387,166
2.35%, 1/8/2031	1,539,000	1,161,129
2.40%, 4/10/2028 (a)	1,603,000	1,363,480
2.40%, 10/15/2028	2,049,000	1,699,154
2.70%, 8/20/2027	1,733,000	1,519,754
2.70%, 6/10/2031	3,148,000	2,409,385
2.75%, 6/20/2025	194,000	182,736
2.90%, 2/26/2025	1,459,000	1,391,871
3.10%, 1/12/2032	3,020,000	2,336,876
3.60%, 6/21/2030	1,777,000	1,487,456
3.80%, 4/7/2025	1,555,000	1,498,678
3.85%, 1/5/2028	1,570,000	1,425,607
4.00%, 1/15/2025	1,684,000	1,634,911
4.00%, 10/6/2026	1,718,000	1,608,752
4.30%, 7/13/2025	1,440,000	1,389,485
4.30%, 4/6/2029	2,158,000	1,935,618
4.35%, 4/9/2025 (a)	1,227,000	1,192,742
4.35%, 1/17/2027	27,000	25,396
5.25%, 3/1/2026	2,476,000	2,418,557
5.40%, 4/6/2026	1,260,000	1,233,401
5.65%, 1/17/2029 (a)	1,301,000	1,260,331
5.80%, 6/23/2028	1,729,000	1,687,971
5.85%, 4/6/2030 (a)	5,614,000	5,374,451
6.00%, 1/9/2028	2,710,000	2,674,634
6.05%, 10/10/2025	2,980,000	2,964,951
6.40%, 1/9/2033 (a)	1,616,000	1,574,646
Honda Motor Co. Ltd.:
2.27%, 3/10/2025	957,000	912,595
2.97%, 3/10/2032 (a)	102,000	85,867
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,968,000	2,328,538

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PACCAR Financial Corp.:
Series MTN, 0.90%, 11/8/2024	$220,000	$208,670
Series MTN, 1.10%, 5/11/2026 (a)	830,000	746,377
Series MTN, 1.80%, 2/6/2025	1,224,000	1,163,902
Series MTN, 2.85%, 4/7/2025	444,000	426,529
Series MTN, 3.55%, 8/11/2025	508,000	491,282
Series MTN, 4.45%, 3/30/2026 (a)	1,363,000	1,340,947
Series MTN, 4.95%, 10/3/2025	1,016,000	1,007,516
Series MTN, 4.95%, 8/10/2028 (a)	1,620,000	1,601,176
Series MTN, 5.05%, 8/10/2026	1,440,000	1,432,714
Toyota Motor Corp.:
1.34%, 3/25/2026	1,604,000	1,455,293
2.36%, 3/25/2031	1,707,000	1,389,481
2.76%, 7/2/2029 (a)	1,063,000	936,280
5.12%, 7/13/2028	1,510,000	1,501,876
5.12%, 7/13/2033 (a)	1,405,000	1,373,809
5.28%, 7/13/2026	1,384,000	1,380,471
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	1,275,000	1,160,875
Series MTN, 0.80%, 1/9/2026 (a)	2,387,000	2,153,265
Series MTN, 1.13%, 6/18/2026	1,501,000	1,340,138
Series MTN, 1.15%, 8/13/2027 (a)	756,000	647,136
Series MTN, 1.45%, 1/13/2025	618,000	586,606
Series MTN, 1.65%, 1/10/2031 (a)	1,850,000	1,429,976
Series MTN, 1.80%, 2/13/2025	849,000	806,839
1.90%, 9/12/2031	980,000	755,100
Series MTN, 1.90%, 1/13/2027 (a)	1,295,000	1,161,382
Series MTN, 1.90%, 4/6/2028 (a)	1,299,000	1,127,220
Series MTN, 2.00%, 10/7/2024	472,000	454,904
Series MTN, 2.15%, 2/13/2030 (a)	2,235,000	1,844,434
Series MTN, 3.00%, 4/1/2025	487,000	469,069
Series GMTN, 3.05%, 1/11/2028 (a)	1,191,000	1,092,409
Series MTN, 3.05%, 3/22/2027	1,514,000	1,403,538
Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/11/2027	$66,000	$61,715
Series MTN, 3.38%, 4/1/2030	2,234,000	1,975,303
Series MTN, 3.40%, 4/14/2025	490,000	474,335
3.65%, 1/8/2029 (a)	1,658,000	1,537,397
Series MTN, 3.65%, 8/18/2025	362,000	349,909
3.95%, 6/30/2025	303,000	294,967
4.45%, 5/18/2026	1,358,000	1,327,798
Series MTN, 4.45%, 6/29/2029 (a)	1,000,000	960,200
4.55%, 5/17/2030	1,630,000	1,543,235
Series MTN, 4.55%, 9/20/2027 (a)	1,543,000	1,499,858
4.63%, 1/12/2028 (a)	1,549,000	1,512,289
4.80%, 1/10/2025	1,303,000	1,291,143
Series MTN, 5.00%, 8/14/2026	1,255,000	1,242,174
COR, 5.25%, 9/11/2028	2,000,000	1,988,440
5.40%, 11/10/2025	1,115,000	1,113,394
5.45%, 11/10/2027	1,518,000	1,522,311
COR, 5.60%, 9/11/2025	2,000,000	2,003,680
		137,686,154
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	1,878,000	1,786,391
3.25%, 3/1/2032	256,000	209,833
BorgWarner, Inc. 2.65%, 7/1/2027	1,157,000	1,033,861
Lear Corp.:
2.60%, 1/15/2032	644,000	487,360
3.50%, 5/30/2030	489,000	415,332
3.80%, 9/15/2027	528,000	487,883
4.25%, 5/15/2029	831,000	754,365
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,534,000	1,256,668
4.15%, 10/1/2025 (a)	1,560,000	1,512,264
5.50%, 3/21/2033 (a)	1,588,000	1,553,667
		9,497,624
BANKS — 28.0%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025 (a)	1,544,000	1,484,772
5.09%, 12/8/2025	1,682,000	1,664,928
5.38%, 7/3/2025	1,002,000	997,872
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	1,103,000	1,003,664
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (b)	1,450,000	1,435,036
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b)	1,300,000	1,286,792

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	$2,963,000	$2,595,766
1.85%, 3/25/2026	1,448,000	1,301,448
2.75%, 5/28/2025	1,731,000	1,630,671
2.75%, 12/3/2030	4,119,000	3,073,515
2.96%, 3/25/2031 (a)	1,477,000	1,175,352
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b)	1,206,000	912,520
3.31%, 6/27/2029 (a)	1,439,000	1,248,577
3.49%, 5/28/2030	1,129,000	949,105
3.50%, 3/24/2025	1,680,000	1,614,530
3.80%, 2/23/2028	872,000	785,532
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	2,251,000	2,077,583
4.25%, 4/11/2027	1,810,000	1,689,418
4.38%, 4/12/2028	1,341,000	1,239,299
5.15%, 8/18/2025	1,875,000	1,833,862
5.18%, 11/19/2025	1,912,000	1,860,816
5.29%, 8/18/2027 (a)	2,142,000	2,070,500
5.59%, 8/8/2028	1,755,000	1,717,004
6.92%, 8/8/2033	5,993,000	5,733,323
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	3,334,000	3,011,836
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	6,378,000	5,846,649
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	2,091,000	1,973,820
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (a) (b)	3,645,000	3,269,674
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	7,447,000	6,599,159
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	3,463,000	2,629,837
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	3,153,000	2,378,245
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (b)	2,008,000	1,888,524
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	4,143,000	3,465,619
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	4,132,000	3,129,205
Series MTN, 3 mo. USD Term SOFR + 1.13%, 2.46%, 10/22/2025 (b)	2,481,000	2,380,544
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	2,955,000	2,159,928
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	$4,598,000	$3,686,217
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	3,019,000	2,689,204
SOFR + 1.21%, 2.57%, 10/20/2032 (a) (b)	4,174,000	3,204,630
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	13,340,000	10,711,486
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (b)	2,621,000	2,058,507
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	5,366,000	4,207,481
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	2,699,000	2,249,589
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	5,175,000	4,081,108
Series MTN, 3 mo. USD Term SOFR + 1.35%, 3.09%, 10/1/2025 (a) (b)	2,175,000	2,103,464
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (a) (b)	3,496,000	2,987,437
Series MTN, 3.25%, 10/21/2027	1,593,000	1,453,740
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (b)	2,319,000	2,227,771
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	3,704,000	3,543,580
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	8,533,000	7,652,480
Series GMTN, 3.50%, 4/19/2026	3,416,000	3,225,865
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	4,638,000	4,351,232
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	2,695,000	2,460,265
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	2,633,000	2,424,756
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	3,328,000	3,088,783
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (b)	5,160,000	4,187,908
Series MTN, 3.88%, 8/1/2025 (a)	1,515,000	1,465,944
Series L, 3.95%, 4/21/2025	2,926,000	2,824,790

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	$3,331,000	$3,050,197
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	4,421,000	3,967,936
Series MTN, 4.00%, 1/22/2025	3,446,000	3,352,786
Series L, 4.18%, 11/25/2027	2,544,000	2,363,783
Series MTN, 4.25%, 10/22/2026	2,670,000	2,536,019
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	4,632,000	4,266,813
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	3,775,000	3,559,598
Series MTN, 4.45%, 3/3/2026	3,263,000	3,142,824
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	6,306,000	5,599,034
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	3,208,000	3,128,506
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	4,132,000	3,969,736
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (b)	6,229,000	5,736,660
SOFR + 1.29%, 5.08%, 1/20/2027 (a) (b)	5,152,000	5,035,410
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	5,198,000	5,001,412
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	6,747,000	6,277,274
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	11,000,000	10,866,350
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	11,000,000	10,694,750
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	12,050,000	11,967,096
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	2,737,000	2,748,824
6.22%, 9/15/2026	1,531,000	1,542,345
Bank of America NA:
5.53%, 8/18/2026	1,925,000	1,915,259
5.65%, 8/18/2025	2,065,000	2,060,354
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	1,420,000	1,265,987
Series MTN, 1.25%, 9/15/2026	1,461,000	1,284,789
Series MTN, 1.50%, 1/10/2025	1,626,000	1,537,643
Series MTN, 1.85%, 5/1/2025	1,944,000	1,823,453
Security Description	Principal Amount	Value
Series MTN, 2.65%, 3/8/2027	$1,386,000	$1,247,026
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,283,000	956,618
Series MTN, 3.70%, 6/7/2025	1,610,000	1,551,493
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	1,527,000	1,335,988
Series H, 4.70%, 9/14/2027	1,650,000	1,580,716
5.20%, 12/12/2024	1,688,000	1,672,943
5.20%, 2/1/2028 (a)	1,488,000	1,451,306
5.30%, 6/5/2026	1,743,000	1,720,132
COR, 5.72%, 9/25/2028 (a)	4,100,000	4,058,262
COR, 5.92%, 9/25/2025	4,000,000	3,991,040
Bank of New York Mellon:
SOFR + 1.07%, 5.15%, 5/22/2026 (a) (b)	1,286,000	1,272,857
Series MTN, SOFR + 0.80%, 5.22%, 11/21/2025 (b)	1,538,000	1,524,635
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	876,000	786,315
Series J, 0.85%, 10/25/2024	527,000	499,865
Series MTN, 1.05%, 10/15/2026 (a)	667,000	584,639
Series MTN, 1.60%, 4/24/2025 (a)	1,508,000	1,412,574
Series MTN, 1.65%, 7/14/2028	488,000	409,998
Series MTN, 1.65%, 1/28/2031 (a)	643,000	494,133
Series MTN, 1.80%, 7/28/2031	486,000	368,714
Series J, 1.90%, 1/25/2029	468,000	389,062
Series MTN, 2.05%, 1/26/2027	532,000	475,092
Series MTN, 2.10%, 10/24/2024	515,000	494,657
Series MTN, 2.45%, 8/17/2026	688,000	632,822
2.50%, 1/26/2032	1,399,000	1,097,823
Series MTN, 2.80%, 5/4/2026	1,407,000	1,313,406
Series G, 3.00%, 2/24/2025	1,109,000	1,067,013
Series MTN, 3.00%, 10/30/2028	964,000	849,033
Series MTN, 3.25%, 5/16/2027	642,000	592,508
Series MTN, 3.30%, 8/23/2029	1,127,000	981,865

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.40%, 1/29/2028	$1,298,000	$1,189,254
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (a) (b)	1,538,000	1,432,386
Series MTN, 3.85%, 4/28/2028	1,304,000	1,220,414
Series MTN, 3.85%, 4/26/2029 (a)	1,084,000	1,005,453
Series MTN, 3.95%, 11/18/2025	502,000	483,376
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	948,000	892,447
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (b)	668,000	591,093
SOFR + 1.35%, 4.41%, 7/24/2026 (a) (b)	1,213,000	1,178,381
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	1,044,000	993,825
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	773,000	727,586
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	1,400,000	1,262,100
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	2,469,000	2,410,114
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	1,601,000	1,475,738
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	1,314,000	1,312,108
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	1,830,000	1,796,767
Bank of Nova Scotia:
1.05%, 3/2/2026	1,114,000	994,668
1.30%, 6/11/2025 (a)	1,127,000	1,042,171
1.30%, 9/15/2026	2,166,000	1,907,575
1.35%, 6/24/2026 (a)	581,000	515,945
1.45%, 1/10/2025	815,000	770,305
1.95%, 2/2/2027 (a)	574,000	507,732
2.15%, 8/1/2031	500,000	382,930
2.20%, 2/3/2025 (a)	773,000	735,285
2.45%, 2/2/2032 (a)	486,000	376,422
2.70%, 8/3/2026 (a)	1,998,000	1,840,598
2.95%, 3/11/2027	631,000	575,888
Series MTN, 3.45%, 4/11/2025 (a)	1,911,000	1,839,376
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (b)	2,259,000	1,619,748
4.50%, 12/16/2025	1,227,000	1,184,570
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	1,375,000	1,146,310
4.75%, 2/2/2026	2,566,000	2,504,724
4.85%, 2/1/2030	2,553,000	2,399,463
Security Description	Principal Amount	Value
5.25%, 12/6/2024	$1,012,000	$1,003,003
5.25%, 6/12/2028	3,234,000	3,148,073
5.45%, 6/12/2025 (a)	2,017,000	1,997,213
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	784,000	600,983
BankUnited, Inc.:
4.88%, 11/17/2025	979,000	919,555
5.13%, 6/11/2030 (a)	513,000	425,262
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	2,295,000	2,021,390
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (b)	645,000	498,333
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	648,000	491,255
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,407,000	2,271,486
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b)	1,299,000	974,094
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	1,583,000	1,222,503
3.65%, 3/16/2025	2,685,000	2,584,474
4.34%, 1/10/2028	479,000	443,736
4.38%, 1/12/2026	3,339,000	3,199,096
4.84%, 5/9/2028	3,014,000	2,750,305
3 mo. USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	2,036,000	1,902,907
3 mo. USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	2,357,000	2,107,394
5.20%, 5/12/2026	3,560,000	3,433,050
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (a) (b)	2,193,000	2,147,232
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (a) (b)	2,232,000	2,142,162
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (b)	1,604,000	1,482,401
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	2,345,000	2,302,696
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	2,888,000	2,736,784
SOFR + 2.22%, 6.49%, 9/13/2029 (a) (b)	1,670,000	1,656,440
SOFR + 1.88%, 6.50%, 9/13/2027 (a) (b)	5,000,000	4,987,300
SOFR + 2.62%, 6.69%, 9/13/2034 (b)	2,010,000	1,962,705
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	5,563,000	5,368,184
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (b)	1,697,000	1,722,591
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	1,993,000	2,043,742

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b)	$4,014,000	$4,130,326
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	1,642,000	1,607,354
BPCE SA Series MTN, 3.38%, 12/2/2026 (a)	1,373,000	1,270,423
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	1,325,000	1,200,211
1.00%, 10/18/2024 (a)	1,362,000	1,293,668
1.25%, 6/22/2026 (a)	1,015,000	898,640
2.25%, 1/28/2025	856,000	815,297
3.30%, 4/7/2025	1,342,000	1,289,944
3.45%, 4/7/2027 (a)	1,544,000	1,425,127
3.60%, 4/7/2032 (a)	433,000	367,284
3.95%, 8/4/2025 (a)	1,437,000	1,387,481
5.00%, 4/28/2028 (a)	1,489,000	1,427,326
5.14%, 4/28/2025	1,430,000	1,411,353
5.62%, 7/17/2026	554,000	551,130
COR, 5.93%, 10/2/2026	2,000,000	2,000,200
COR, 5.99%, 10/3/2028	1,900,000	1,894,946
6.09%, 10/3/2033	1,500,000	1,490,550
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	1,225,000	1,155,677
Citibank NA:
5.80%, 9/29/2028	6,000,000	6,003,180
5.86%, 9/29/2025	4,510,000	4,514,014
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,458,000	3,078,865
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	1,611,000	1,521,219
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	3,319,000	2,932,834
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	2,479,000	2,340,399
SOFR + 1.18%, 2.52%, 11/3/2032 (a) (b)	1,790,000	1,359,523
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	3,585,000	2,770,524
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	8,870,000	7,070,543
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	3,641,000	2,951,613
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	12,433,000	10,384,166
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	3,949,000	3,112,049
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (a) (b)	4,624,000	4,193,783
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	4,154,000	3,965,699
3.20%, 10/21/2026	3,704,000	3,420,274
Security Description	Principal Amount	Value
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	$2,596,000	$2,483,879
3.30%, 4/27/2025	1,557,000	1,495,421
3.40%, 5/1/2026	2,697,000	2,533,805
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	2,980,000	2,695,082
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,308,000	3,032,212
3.70%, 1/12/2026	3,994,000	3,798,014
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	4,030,000	3,356,345
3.88%, 3/26/2025 (a)	1,404,000	1,356,376
3 mo. USD Term SOFR + 1.83%, 3.89%, 1/10/2028 (b)	4,250,000	3,961,595
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	7,043,000	6,325,530
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	3,087,000	2,839,083
4.13%, 7/25/2028	582,000	528,916
4.30%, 11/20/2026	1,304,000	1,235,097
4.40%, 6/10/2025	2,744,000	2,661,406
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	9,305,000	8,348,632
4.45%, 9/29/2027	5,290,000	4,963,184
4.60%, 3/9/2026	922,000	890,062
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	1,553,000	1,483,985
SOFR + 2.09%, 4.91%, 5/24/2033 (a) (b)	4,668,000	4,246,573
5.50%, 9/13/2025	1,298,000	1,281,905
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	3,460,000	3,424,085
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	4,247,000	4,071,854
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	7,429,000	7,408,422
6.63%, 1/15/2028	443,000	460,414
6.63%, 6/15/2032	1,692,000	1,703,032
Citizens Bank NA:
Series BKNT, 2.25%, 4/28/2025	1,146,000	1,059,924
Series BKNT, 3.75%, 2/18/2026 (a)	1,907,000	1,765,729
SOFR + 1.45%, 6.06%, 10/24/2025 (b)	1,202,000	1,160,002
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	538,000	417,569
2.64%, 9/30/2032	1,051,000	727,744
2.85%, 7/27/2026	1,245,000	1,116,939
3.25%, 4/30/2030 (a)	756,000	609,858
4.30%, 12/3/2025	1,141,000	1,072,540

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (b)	$1,626,000	$1,362,116
Comerica Bank:
Series BKNT, 4.00%, 7/27/2025 (a)	816,000	761,752
SOFR + 2.61%, 5.33%, 8/25/2033 (a) (b)	1,572,000	1,298,110
Comerica, Inc. 4.00%, 2/1/2029 (a)	1,536,000	1,282,053
Commonwealth Bank of Australia:
5.08%, 1/10/2025 (a)	1,327,000	1,318,693
5.32%, 3/13/2026	1,736,000	1,728,327
5.50%, 9/12/2025	4,000,000	3,992,080
Cooperatieve Rabobank UA:
1.38%, 1/10/2025 (a)	1,503,000	1,421,297
Series MTN, 3.38%, 5/21/2025	813,000	782,065
Series BKNT, 3.75%, 7/21/2026	1,104,000	1,028,122
4.38%, 8/4/2025	957,000	923,084
5.00%, 1/13/2025 (a)	1,659,000	1,642,825
5.50%, 10/5/2026	3,000,000	2,990,640
Series MTN, 5.50%, 7/18/2025 (a)	2,322,000	2,311,156
Credit Suisse AG:
1.25%, 8/7/2026	2,065,000	1,804,480
2.95%, 4/9/2025	1,399,000	1,329,022
5.00%, 7/9/2027	1,630,000	1,563,740
7.50%, 2/15/2028	3,238,000	3,388,794
7.95%, 1/9/2025	1,482,000	1,507,520
Deutsche Bank AG:
1.69%, 3/19/2026 (a)	1,400,000	1,267,392
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	2,865,000	2,590,017
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	2,552,000	2,222,613
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	1,636,000	1,428,081
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	600,000	459,006
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	1,664,000	1,340,069
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	1,176,000	875,814
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	2,002,000	1,438,517
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,053,000	1,981,350
4.10%, 1/13/2026	2,054,000	1,949,462
4.16%, 5/13/2025	1,508,000	1,462,413
4.50%, 4/1/2025 (a)	1,694,000	1,628,374
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	1,186,000	1,011,551
5.37%, 9/9/2027	1,735,000	1,691,955
Security Description	Principal Amount	Value
SOFR + 5.44%, 5.88%, 7/8/2031 (a) (b)	$1,496,000	$1,312,710
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	1,549,000	1,532,581
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	2,126,000	2,112,734
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	1,830,000	1,652,087
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	665,000	668,904
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	792,000	611,495
Series BKNT, 3.45%, 7/27/2026	1,640,000	1,487,874
Series BKNT, 4.25%, 3/13/2026	962,000	909,658
Series BKNT, 4.65%, 9/13/2028	4,184,000	3,731,333
Series BKNT, 5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (b)	862,000	787,799
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (a) (b)	864,000	745,044
2.38%, 1/28/2025	644,000	611,246
2.55%, 5/5/2027	1,031,000	903,671
3.95%, 3/14/2028 (a)	868,000	790,496
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	642,000	591,988
SOFR + 1.66%, 4.34%, 4/25/2033 (b)	1,520,000	1,284,978
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	1,662,000	1,507,633
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	902,000	890,436
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	1,328,000	1,316,553
Fifth Third Bank NA:
Class BKNT, 2.25%, 2/1/2027 (a)	1,427,000	1,249,567
Series BKNT, 3.85%, 3/15/2026	1,652,000	1,526,894
Series BKNT, 3.95%, 7/28/2025	976,000	936,980
SOFR + 1.23%, 5.85%, 10/27/2025 (b)	1,489,000	1,464,744
First Citizens BancShares, Inc. 3 mo. USD Term SOFR + 2.47%, 3.38%, 3/15/2030 (b)	497,000	457,618
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (a)	727,000	645,780
First Horizon Corp. 4.00%, 5/26/2025 (a)	1,351,000	1,272,304

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	$415,000	$412,145
FNB Corp. 5.15%, 8/25/2025	522,000	504,278
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (a) (b)	889,000	823,712
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	3,864,000	3,455,073
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	3,147,000	2,801,365
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	3,777,000	3,306,499
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	5,000,000	4,413,800
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	2,890,000	2,164,928
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	5,039,000	3,835,939
2.60%, 2/7/2030	8,631,000	7,062,316
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	5,190,000	4,051,003
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	4,117,000	3,672,652
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	3,516,000	2,717,516
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (b)	5,632,000	4,503,685
3 mo. USD Term SOFR + 1.46%, 3.27%, 9/29/2025 (b)	613,000	593,856
3.50%, 1/23/2025	3,307,000	3,199,489
3.50%, 4/1/2025	3,693,000	3,554,032
3.50%, 11/16/2026	5,454,000	5,070,584
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	4,313,000	3,980,295
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	3,220,000	2,964,783
3.75%, 5/22/2025	2,740,000	2,641,250
3.75%, 2/25/2026	4,601,000	4,373,895
3.80%, 3/15/2030	4,399,000	3,872,044
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	4,245,000	3,854,884
3.85%, 1/26/2027	4,068,000	3,814,930
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	8,390,000	7,764,525
4.25%, 10/21/2025	2,702,000	2,602,188
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	1,212,000	1,164,999
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	3,292,000	3,114,759
5.70%, 11/1/2024	1,946,000	1,938,469
Security Description	Principal Amount	Value
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	$3,197,000	$3,173,566
5.95%, 1/15/2027 (a)	738,000	735,063
6.13%, 2/15/2033 (a)	3,528,000	3,590,904
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	2,286,000	2,015,155
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	2,905,000	2,698,919
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	2,905,000	2,464,805
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	3,188,000	2,967,072
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	2,991,000	2,466,648
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	3,281,000	2,894,597
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	1,930,000	1,482,375
3 mo. USD Term SOFR + 1.40%, 2.63%, 11/7/2025 (a) (b)	2,159,000	2,067,825
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	4,658,000	3,607,155
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,095,000	1,676,985
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	4,039,000	3,104,900
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	2,134,000	2,032,934
3.90%, 5/25/2026	3,219,000	3,044,530
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	3,788,000	3,329,084
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	4,479,000	4,144,732
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	653,000	635,140
4.25%, 8/18/2025 (a)	1,186,000	1,140,766
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	3,932,000	3,774,759
4.30%, 3/8/2026	4,067,000	3,903,954
4.38%, 11/23/2026	1,566,000	1,484,364
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (a) (b)	6,332,000	5,858,493
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	600,000	567,258
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	2,556,000	2,181,572
4.95%, 3/31/2030	3,285,000	3,066,022
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	3,023,000	2,909,244
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	3,076,000	2,837,026

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	$20,875,000	$20,628,049
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	5,577,000	5,521,788
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (b)	3,045,000	2,978,345
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (b)	3,108,000	2,957,697
SOFR + 3.03%, 7.34%, 11/3/2026 (a) (b)	2,072,000	2,113,854
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	2,270,000	2,346,885
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	2,845,000	3,001,219
HSBC USA, Inc. 5.63%, 3/17/2025	1,478,000	1,469,029
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (a) (b)	462,000	324,869
2.55%, 2/4/2030	980,000	772,456
4.00%, 5/15/2025 (a)	671,000	642,046
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	2,176,000	2,013,105
SOFR + 2.05%, 5.02%, 5/17/2033 (b)	1,199,000	1,056,187
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	1,455,000	1,424,561
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	1,051,000	981,760
5.65%, 1/10/2030 (a)	2,263,000	2,125,659
SOFR + 1.22%, 5.70%, 11/18/2025 (b)	1,410,000	1,377,866
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	3,161,000	2,828,020
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	575,000	452,278
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	1,696,000	1,636,097
3.95%, 3/29/2027	2,070,000	1,935,533
SOFR + 1.83%, 4.02%, 3/28/2028 (a) (b)	1,697,000	1,576,852
4.05%, 4/9/2029 (a)	1,401,000	1,270,189
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	3,127,000	2,702,979
4.55%, 10/2/2028	717,000	673,593
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (b)	1,615,000	1,608,104
SOFR + 2.09%, 6.11%, 9/11/2034 (b)	2,150,000	2,089,112
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,375,000	2,112,586
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	4,558,000	4,096,457
Security Description	Principal Amount	Value
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	$3,674,000	$3,215,632
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	3,145,000	2,972,308
SOFR + 0.89%, 1.58%, 4/22/2027 (a) (b)	3,392,000	3,025,596
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	1,321,000	992,639
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,294,000	2,495,337
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (b)	2,951,000	2,779,134
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	3,011,000	2,536,075
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	4,591,000	4,309,526
SOFR + 1.89%, 2.18%, 6/1/2028 (a) (b)	1,989,000	1,740,196
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	1,950,000	1,869,153
SOFR + 2.04%, 2.52%, 4/22/2031 (a) (b)	5,858,000	4,743,047
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	4,066,000	3,146,393
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	3,971,000	3,131,769
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	1,561,000	1,485,651
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	7,880,000	6,587,680
2.95%, 10/1/2026	3,796,000	3,513,160
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	1,940,000	1,759,658
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	7,330,000	6,033,543
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	4,822,000	3,845,738
3.13%, 1/23/2025	3,365,000	3,249,210
3.20%, 6/15/2026 (a)	1,543,000	1,450,281
3.30%, 4/1/2026	3,180,000	2,999,026
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (a) (b)	2,650,000	2,403,523
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	2,789,000	2,563,956
3.63%, 12/1/2027 (a)	1,265,000	1,165,875
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	5,814,000	5,182,716
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	4,955,000	4,611,718

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 7/15/2025	$3,147,000	$3,047,964
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (a) (b)	2,706,000	2,585,096
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	3,183,000	2,932,721
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (b)	3,909,000	3,792,981
4.13%, 12/15/2026	2,408,000	2,287,576
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	3,976,000	3,682,213
4.25%, 10/1/2027 (a)	1,544,000	1,466,414
SOFR + 1.56%, 4.32%, 4/26/2028 (a) (b)	3,235,000	3,065,745
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b)	3,449,000	3,213,675
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	3,285,000	3,003,508
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	5,041,000	4,695,591
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	278,000	250,325
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	3,596,000	3,466,796
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	7,099,000	6,531,435
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	3,547,000	3,451,515
SOFR + 1.85%, 5.35%, 6/1/2034 (a) (b)	6,501,000	6,170,294
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	4,211,000	4,182,449
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (b)	13,227,000	12,730,987
7.63%, 10/15/2026 (a)	2,132,000	2,241,883
7.75%, 7/15/2025	302,000	311,634
8.00%, 4/29/2027	1,494,000	1,612,399
8.75%, 9/1/2030	678,000	787,361
KeyBank NA:
Series BKNT, 3.30%, 6/1/2025	767,000	718,472
Series BKNT, 3.40%, 5/20/2026	1,655,000	1,482,052
Series BKNT, 3.90%, 4/13/2029	1,497,000	1,215,863
4.15%, 8/8/2025 (a)	1,641,000	1,546,921
Series BKNT, 4.39%, 12/14/2027	125,000	111,861
4.70%, 1/26/2026 (a)	528,000	499,895
4.90%, 8/8/2032	2,919,000	2,343,636
5.00%, 1/26/2033 (a)	1,583,000	1,332,680
5.85%, 11/15/2027 (a)	1,537,000	1,460,319
Security Description	Principal Amount	Value
Series BKNT, 6.95%, 2/1/2028	$973,000	$941,874
KeyCorp:
Series MTN, 2.25%, 4/6/2027	1,465,000	1,243,551
Series MTN, 2.55%, 10/1/2029 (a)	1,782,000	1,389,497
Series MTN, 4.10%, 4/30/2028 (a)	1,168,000	1,031,519
Series MTN, 4.15%, 10/29/2025	807,000	761,227
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	1,569,000	1,307,887
Lloyds Bank PLC 3.50%, 5/14/2025	939,000	898,811
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,648,000	1,460,573
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (b)	1,699,000	1,608,715
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (b)	1,453,000	1,392,918
3 mo. USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,047,000	1,827,562
3.75%, 1/11/2027	1,531,000	1,423,723
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (a) (b)	1,270,000	1,165,835
4.38%, 3/22/2028 (a)	1,983,000	1,846,768
4.45%, 5/8/2025	1,840,000	1,787,045
4.50%, 11/4/2024	1,311,000	1,280,152
4.55%, 8/16/2028	1,815,000	1,687,024
4.58%, 12/10/2025	1,743,000	1,666,413
4.65%, 3/24/2026	1,929,000	1,846,555
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b)	1,290,000	1,254,744
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b)	2,590,000	2,304,038
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	1,614,000	1,577,346
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	3,238,000	3,208,599
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	2,336,000	2,418,367
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	1,261,000	1,164,155
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	1,296,000	1,122,893
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	1,796,000	1,703,757
Series BKNT, 3.40%, 8/17/2027	1,376,000	1,201,468
4.65%, 1/27/2026 (a)	1,671,000	1,592,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 1/27/2028	$1,756,000	$1,617,680
5.40%, 11/21/2025	1,596,000	1,546,747
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.45%, 0.96%, 10/11/2025 (b)	1,214,000	1,147,509
1.41%, 7/17/2025	2,409,000	2,220,544
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	2,275,000	2,014,626
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (a) (b)	1,569,000	1,382,509
2.05%, 7/17/2030 (a)	1,352,000	1,053,235
2.19%, 2/25/2025	3,604,000	3,416,880
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	2,822,000	2,161,031
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (a) (b)	1,657,000	1,472,974
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (b)	1,443,000	1,110,648
2.56%, 2/25/2030	1,602,000	1,309,859
2.76%, 9/13/2026	2,311,000	2,117,315
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	2,465,000	1,949,766
3.20%, 7/18/2029 (a)	2,189,000	1,900,928
3.29%, 7/25/2027 (a)	624,000	572,532
3.68%, 2/22/2027 (a)	1,727,000	1,622,102
3.74%, 3/7/2029 (a)	1,934,000	1,755,105
3.78%, 3/2/2025 (a)	1,426,000	1,381,295
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (b)	724,000	698,899
3.85%, 3/1/2026	3,211,000	3,067,308
3.96%, 3/2/2028 (a)	1,363,000	1,274,841
4.05%, 9/11/2028 (a)	2,601,000	2,418,046
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (a) (b)	1,363,000	1,279,762
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (b)	474,000	420,547
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	1,680,000	1,623,300
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b)	1,410,000	1,319,591
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (b)	959,000	931,812
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	1,795,000	1,754,810
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (b)	1,033,000	981,123
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (b)	1,327,000	1,298,974
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (b)	941,000	897,432
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	1,016,000	973,206
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (b)	1,388,000	1,343,834
1 yr. CMT + 1.50%, 5.54%, 4/17/2026 (a) (b)	1,151,000	1,140,606
Security Description	Principal Amount	Value
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (b)	$842,000	$837,436
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	1,954,000	1,723,233
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,267,000	1,120,256
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b)	1,639,000	1,239,903
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (b)	1,329,000	995,727
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,686,000	1,303,683
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (a) (b)	521,000	486,953
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (a) (b)	1,086,000	815,716
2.56%, 9/13/2031	1,600,000	1,210,368
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (b)	1,571,000	1,253,517
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (b)	553,000	520,987
2.84%, 9/13/2026 (a)	1,308,000	1,199,266
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b)	679,000	565,397
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	1,881,000	1,600,806
3.17%, 9/11/2027 (a)	1,282,000	1,160,120
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (b)	1,512,000	1,303,026
3.66%, 2/28/2027 (a)	1,183,000	1,103,278
4.02%, 3/5/2028 (a)	728,000	676,632
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	4,425,000	4,066,309
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (a) (b)	1,131,000	1,106,763
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (b)	1,520,000	1,493,522
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (b)	790,000	754,845
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (b)	1,002,000	969,716
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (a) (b)	1,634,000	1,572,758
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (b)	1,612,000	1,539,670
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	1,932,000	1,904,314

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	$1,541,000	$1,451,314
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,649,000	3,254,616
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	3,490,000	3,294,455
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	3,611,000	3,179,702
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	5,751,000	5,119,828
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	2,739,000	2,027,408
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	3,426,000	2,541,578
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	3,684,000	3,459,865
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (a) (b)	4,093,000	3,085,672
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	2,896,000	2,583,029
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	3,675,000	2,685,543
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	4,697,000	3,587,709
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (b)	2,365,000	2,249,422
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	6,433,000	5,249,521
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	3,018,000	2,372,027
Series MTN, 3.13%, 7/27/2026	4,317,000	4,009,586
3.59%, 7/22/2028 (b)	4,068,000	3,707,128
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	8,421,000	7,247,365
Series GMTN, 3.70%, 10/23/2024 (a)	3,327,000	3,250,180
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	3,592,000	3,273,461
Series GMTN, 3.88%, 1/27/2026	4,167,000	3,981,318
3.95%, 4/23/2027	1,853,000	1,720,992
Series GMTN, 4.00%, 7/23/2025	3,202,000	3,095,501
SOFR + 1.61%, 4.21%, 4/20/2028 (a) (b)	3,150,000	2,960,086
Security Description	Principal Amount	Value
Series GMTN, 4.35%, 9/8/2026	$2,835,000	$2,703,172
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	8,583,000	7,926,486
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	1,981,000	1,930,564
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	2,361,000	2,146,031
5.00%, 11/24/2025	2,189,000	2,144,563
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (b)	1,862,000	1,826,194
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	2,925,000	2,818,062
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	3,443,000	3,311,512
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	6,391,000	5,935,194
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	1,826,000	1,630,801
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (a) (b)	3,170,000	2,994,667
SOFR + 1.63%, 5.45%, 7/20/2029 (a) (b)	2,960,000	2,884,698
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	1,989,000	1,863,375
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	1,233,000	1,233,641
Series MTN, 6.25%, 8/9/2026	1,398,000	1,410,945
SOFR + 2.24%, 6.30%, 10/18/2028 (a) (b)	2,922,000	2,941,344
SOFR + 2.56%, 6.34%, 10/18/2033 (a) (b)	6,092,000	6,135,131
7.25%, 4/1/2032	1,533,000	1,678,068
Morgan Stanley Bank NA:
4.75%, 4/21/2026	6,798,000	6,637,907
5.48%, 7/16/2025	16,390,000	16,310,672
National Australia Bank Ltd.:
Series BKNT, 2.50%, 7/12/2026	1,426,000	1,316,027
3.38%, 1/14/2026	2,327,000	2,220,051
3.91%, 6/9/2027 (a)	1,665,000	1,575,356
4.94%, 1/12/2028 (a)	1,557,000	1,521,532
4.97%, 1/12/2026	1,606,000	1,585,925
5.13%, 11/22/2024	1,230,000	1,222,632
National Bank of Canada 5.25%, 1/17/2025	1,107,000	1,098,376
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	2,072,000	1,828,706
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	1,673,000	1,259,535

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	$1,581,000	$1,409,873
5 yr. CMT + 2.10%, 3.75%, 11/1/2029 (a) (b)	1,713,000	1,630,416
3 mo. USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (b)	1,702,000	1,533,604
4.80%, 4/5/2026	2,180,000	2,106,185
3 mo. USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	1,663,000	1,554,805
3 mo. USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	3,918,000	3,650,479
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,815,000	1,755,377
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	3,295,000	3,195,985
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (b)	1,984,000	1,957,315
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (a) (b)	1,428,000	1,374,321
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (b)	1,715,000	1,749,317
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	684,000	540,989
3.15%, 5/3/2029	1,123,000	997,550
3 mo. USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	1,615,000	1,429,663
3.65%, 8/3/2028 (a)	1,478,000	1,367,047
3.95%, 10/30/2025	1,606,000	1,545,502
4.00%, 5/10/2027 (a)	1,114,000	1,052,596
6.13%, 11/2/2032 (a)	1,407,000	1,387,457
PNC Bank NA:
Series BKNT, 2.70%, 10/22/2029	1,454,000	1,182,000
Series BKNT, 2.95%, 2/23/2025 (a)	1,489,000	1,426,507
Series BKNT, 3.10%, 10/25/2027	1,514,000	1,362,343
Series BKNT, 3.25%, 6/1/2025	1,574,000	1,503,926
Series BKNT, 3.25%, 1/22/2028	1,619,000	1,462,653
Series BKNT, 3.30%, 10/30/2024	1,077,000	1,045,713
Series BKNT, 3.88%, 4/10/2025	1,082,000	1,043,308
Series BKNT, 4.05%, 7/26/2028	1,743,000	1,576,439
Series BKNT, 4.20%, 11/1/2025	648,000	621,140
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,184,000	1,043,459
2.20%, 11/1/2024	1,450,000	1,391,188
Security Description	Principal Amount	Value
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	$1,331,000	$1,028,357
2.55%, 1/22/2030 (a)	3,528,000	2,858,527
2.60%, 7/23/2026	1,423,000	1,311,608
3.15%, 5/19/2027 (a)	1,568,000	1,428,887
3.45%, 4/23/2029	931,000	816,115
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	1,676,000	1,443,757
SOFR + 1.09%, 4.76%, 1/26/2027 (a) (b)	1,568,000	1,522,998
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	2,048,000	1,855,713
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	1,710,000	1,655,468
SOFR + 1.84%, 5.58%, 6/12/2029 (a) (b)	3,351,000	3,252,112
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	1,308,000	1,297,824
SOFR + 1.32%, 5.81%, 6/12/2026 (b)	2,106,000	2,088,836
SOFR + 1.95%, 5.94%, 8/18/2034 (a) (b)	1,611,000	1,547,913
SOFR + 2.14%, 6.04%, 10/28/2033 (a) (b)	2,514,000	2,433,653
Regions Financial Corp.:
1.80%, 8/12/2028 (a)	598,000	483,740
2.25%, 5/18/2025	1,749,000	1,631,310
Royal Bank of Canada:
Series GMTN, 0.75%, 10/7/2024	1,494,000	1,417,881
Series GMTN, 0.88%, 1/20/2026	1,416,000	1,269,458
Series GMTN, 1.15%, 7/14/2026 (a)	1,526,000	1,347,748
Series MTN, 1.15%, 6/10/2025 (a)	1,292,000	1,194,441
1.20%, 4/27/2026	2,367,000	2,111,861
Series GMTN, 1.40%, 11/2/2026 (a)	1,723,000	1,515,017
Series GMTN, 1.60%, 1/21/2025	1,264,000	1,196,414
Series FXD, 2.05%, 1/21/2027 (a)	516,000	461,335
Series GMTN, 2.25%, 11/1/2024	2,122,000	2,040,070
Series GMTN, 2.30%, 11/3/2031 (a)	1,115,000	863,088
3.38%, 4/14/2025	1,596,000	1,538,975
3.63%, 5/4/2027 (a)	1,409,000	1,312,934
3.88%, 5/4/2032 (a)	1,682,000	1,462,432
Series GMTN, 4.24%, 8/3/2027 (a)	1,486,000	1,410,392
Series GMTN, 4.65%, 1/27/2026	2,775,000	2,697,439
Series GMTN, 4.88%, 1/12/2026	1,605,000	1,574,184

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.90%, 1/12/2028 (a)	$1,494,000	$1,449,180
Series GMTN, 4.95%, 4/25/2025	1,486,000	1,463,695
Series GMTN, 5.00%, 2/1/2033	1,724,000	1,604,958
Series GMTN, 5.00%, 5/2/2033 (a)	1,640,000	1,522,133
Series GMTN, 5.20%, 7/20/2026 (a)	2,530,000	2,497,717
Series GMTN, 5.20%, 8/1/2028 (a)	1,730,000	1,683,117
Series MTN, 5.66%, 10/25/2024 (a)	1,376,000	1,371,005
Series MTN, 6.00%, 11/1/2027	1,642,000	1,654,414
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	1,166,000	1,011,983
3.24%, 10/5/2026	1,906,000	1,726,016
3.45%, 6/2/2025	1,371,000	1,301,641
4.40%, 7/13/2027	1,639,000	1,520,631
4.50%, 7/17/2025	1,006,000	974,039
SOFR + 2.33%, 5.81%, 9/9/2026 (a) (b)	768,000	754,483
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	2,194,000	2,140,730
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	1,197,000	1,166,680
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,031,000	935,674
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	1,353,000	1,184,254
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	1,656,000	1,442,244
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	1,631,000	1,262,100
3 mo. USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	1,207,000	1,073,566
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	1,839,000	1,819,102
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	1,837,000	1,846,644
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	443,000	425,227
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026 (a)	1,353,000	1,211,611
1.40%, 9/17/2026	2,894,000	2,545,881
1.47%, 7/8/2025	3,140,000	2,904,060
1.71%, 1/12/2031	1,722,000	1,283,407
Security Description	Principal Amount	Value
1.90%, 9/17/2028	$3,557,000	$2,937,264
2.13%, 7/8/2030	2,009,000	1,571,400
2.14%, 9/23/2030 (a)	940,000	724,975
2.17%, 1/14/2027	1,312,000	1,166,460
2.22%, 9/17/2031 (a)	1,185,000	899,913
2.35%, 1/15/2025	2,116,000	2,019,278
2.47%, 1/14/2029	686,000	577,468
2.63%, 7/14/2026	2,382,000	2,186,700
2.72%, 9/27/2029	1,188,000	993,144
2.75%, 1/15/2030 (a)	2,529,000	2,091,053
3.01%, 10/19/2026 (a)	2,287,000	2,104,475
3.04%, 7/16/2029	3,505,000	2,993,726
3.20%, 9/17/2029	786,000	674,286
3.35%, 10/18/2027 (a)	1,404,000	1,276,419
3.36%, 7/12/2027 (a)	2,205,000	2,020,397
3.45%, 1/11/2027 (a)	1,147,000	1,062,294
3.54%, 1/17/2028	1,485,000	1,350,786
3.78%, 3/9/2026	2,270,000	2,160,904
3.94%, 7/19/2028 (a)	488,000	447,633
4.31%, 10/16/2028	471,000	437,578
5.46%, 1/13/2026 (a)	2,634,000	2,607,318
5.52%, 1/13/2028 (a)	2,404,000	2,366,161
5.71%, 1/13/2030 (a)	1,776,000	1,739,610
5.72%, 9/14/2028	905,000	892,846
5.77%, 1/13/2033 (a)	1,996,000	1,950,232
5.78%, 7/13/2033	1,470,000	1,437,528
5.80%, 7/13/2028	1,135,000	1,126,340
5.81%, 9/14/2033 (a)	1,125,000	1,092,881
5.85%, 7/13/2030	1,699,000	1,671,884
5.88%, 7/13/2026	905,000	903,995
Synchrony Bank:
5.40%, 8/22/2025	1,690,000	1,625,746
5.63%, 8/23/2027	1,574,000	1,461,790
Synovus Bank 5.63%, 2/15/2028	776,000	699,160
Synovus Financial Corp. 5.20%, 8/11/2025	883,000	850,885
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (a)	1,424,000	1,295,897
Series MTN, 0.75%, 1/6/2026 (a)	2,395,000	2,138,256
Series MTN, 1.15%, 6/12/2025	1,475,000	1,365,275
Series MTN, 1.20%, 6/3/2026 (a)	1,212,000	1,075,105
1.25%, 12/13/2024	1,483,000	1,403,126
Series MTN, 1.25%, 9/10/2026 (a)	1,594,000	1,404,011
Series FXD, 1.45%, 1/10/2025	1,613,000	1,527,156
Series FXD, 1.95%, 1/12/2027 (a)	1,650,000	1,466,899
Series MTN, 2.00%, 9/10/2031 (a)	1,363,000	1,038,061

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.45%, 1/12/2032	$798,000	$616,894
Series MTN, 2.80%, 3/10/2027	1,549,000	1,407,251
Series MTN, 3.20%, 3/10/2032	2,047,000	1,674,180
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (a) (b)	2,052,000	1,897,136
3.77%, 6/6/2025	2,079,000	2,010,331
4.11%, 6/8/2027 (a)	1,495,000	1,410,532
4.46%, 6/8/2032	2,723,000	2,444,328
Series MTN, 4.69%, 9/15/2027	1,637,000	1,573,190
5.10%, 1/9/2026 (a)	1,636,000	1,613,194
5.16%, 1/10/2028	1,362,000	1,327,964
Series MTN, 5.52%, 7/17/2028 (a)	922,000	909,544
Series MTN, 5.53%, 7/17/2026 (a)	2,161,000	2,144,922
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	1,436,000	1,338,280
Series BKNT, 2.15%, 12/6/2024 (a)	1,722,000	1,641,824
Series BKNT, 2.25%, 3/11/2030	3,142,000	2,405,170
Series BKNT, 5 yr. CMT + 1.15%, 2.64%, 9/17/2029 (a) (b)	1,270,000	1,179,551
Series BKNT, 3.30%, 5/15/2026	831,000	765,326
Series BKNT, 3.63%, 9/16/2025 (a)	1,506,000	1,422,492
Series BKNT, 3.80%, 10/30/2026	1,641,000	1,507,488
Series BKNT, 4.05%, 11/3/2025 (a)	1,541,000	1,479,283
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	1,328,000	1,107,286
Series MTN, 1.20%, 8/5/2025 (a)	1,107,000	1,013,580
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	1,239,000	1,096,837
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (b)	1,342,000	1,101,701
Series MTN, 1.95%, 6/5/2030	1,783,000	1,360,839
Series MTN, 2.85%, 10/26/2024	1,422,000	1,372,529
Series MTN, 3.70%, 6/5/2025	1,309,000	1,255,462
Series MTN, 3.88%, 3/19/2029 (a)	1,222,000	1,069,446
4.00%, 5/1/2025	705,000	680,283
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	$1,608,000	$1,489,426
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	1,837,000	1,768,627
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	3,177,000	2,982,854
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	2,706,000	2,307,487
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (a) (b)	3,070,000	2,743,874
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	3,045,000	2,869,456
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (a) (b)	945,000	935,011
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	1,789,000	1,768,731
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	1,504,000	1,447,028
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	2,828,000	2,060,537
1.45%, 5/12/2025 (a)	1,437,000	1,338,508
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	1,175,000	1,034,658
Series V, 2.38%, 7/22/2026	1,697,000	1,545,780
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	2,222,000	1,554,778
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	1,144,000	862,668
Series DMTN, 3.00%, 7/30/2029	1,642,000	1,376,357
Series W, 3.10%, 4/27/2026	1,425,000	1,324,167
Series X, 3.15%, 4/27/2027	1,668,000	1,518,948
Series MTN, 3.90%, 4/26/2028 (a)	747,000	686,807
Series MTN, 3.95%, 11/17/2025 (a)	1,563,000	1,503,809
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	2,196,000	2,062,308
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	2,428,000	2,270,884
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	3,760,000	3,317,937

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	$2,147,000	$1,871,132
SOFR + 1.43%, 5.73%, 10/21/2026 (a) (b)	2,424,000	2,401,796
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	4,182,000	4,072,892
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	1,337,000	1,259,467
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	1,835,000	1,737,800
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025 (a)	1,832,000	1,739,521
Series BKNT, 2.80%, 1/27/2025 (a)	1,508,000	1,445,116
UBS AG:
5.65%, 9/11/2028 (a)	3,300,000	3,246,573
5.80%, 9/11/2025	3,400,000	3,386,706
UBS Group AG:
3.75%, 3/26/2025 (a)	3,773,000	3,628,041
4.55%, 4/17/2026 (a)	3,697,000	3,551,671
Wachovia Corp. 7.57%, 8/1/2026 (c)	687,000	714,844
Webster Financial Corp. 4.10%, 3/25/2029	1,543,000	1,322,428
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (b)	3,937,000	3,716,174
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	4,035,000	3,787,856
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	3,607,000	3,164,133
Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	3,923,000	3,757,528
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (b)	4,923,000	3,979,655
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	9,350,000	7,782,192
3.00%, 4/22/2026	4,768,000	4,441,773
3.00%, 10/23/2026	4,387,000	4,026,389
Series MTN, 3.00%, 2/19/2025	2,617,000	2,513,864
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	4,192,000	3,891,056
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	4,843,000	3,910,190
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	5,004,000	4,589,919
Security Description	Principal Amount	Value
Series MTN, 3.55%, 9/29/2025 (a)	$2,261,000	$2,159,617
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	3,923,000	3,586,838
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	4,439,000	4,276,000
Series MTN, 4.10%, 6/3/2026	4,476,000	4,252,424
Series MTN, 4.15%, 1/24/2029 (a)	3,309,000	3,037,430
Series GMTN, 4.30%, 7/22/2027 (a)	3,000,000	2,826,210
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	4,425,000	4,013,740
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	3,115,000	3,024,478
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	3,892,000	3,713,124
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	6,025,000	5,454,252
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	8,243,000	7,719,817
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (a) (b)	7,497,000	7,104,232
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	14,012,000	13,668,426
Series B, 7.95%, 11/15/2029	1,602,000	1,703,022
Wells Fargo Bank NA:
5.45%, 8/7/2026	2,730,000	2,716,350
5.55%, 8/1/2025	2,659,000	2,650,199
Westpac Banking Corp.:
1.02%, 11/18/2024	1,573,000	1,492,950
1.15%, 6/3/2026 (a)	1,690,000	1,510,285
1.95%, 11/20/2028	1,605,000	1,357,525
2.15%, 6/3/2031	1,534,000	1,216,999
2.35%, 2/19/2025	1,602,000	1,533,691
2.65%, 1/16/2030 (a)	2,093,000	1,782,901
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,833,000	1,372,257
2.70%, 8/19/2026 (a)	1,204,000	1,116,289
2.85%, 5/13/2026	1,735,000	1,625,626
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (b)	4,770,000	4,506,076
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	2,568,000	1,902,554
3.35%, 3/8/2027	1,627,000	1,518,430
3.40%, 1/25/2028 (a)	1,315,000	1,218,006
3.74%, 8/26/2025 (a)	1,481,000	1,431,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.04%, 8/26/2027 (a)	$1,304,000	$1,248,176
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	2,960,000	2,556,404
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	3,472,000	3,217,016
5.35%, 10/18/2024	978,000	973,883
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b)	1,677,000	1,526,036
5.46%, 11/18/2027 (a)	866,000	865,238
Wintrust Financial Corp. 4.85%, 6/6/2029	600,000	523,716
Zions Bancorp NA 3.25%, 10/29/2029 (a)	1,680,000	1,303,411
		1,839,857,443
BEVERAGES — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,634,000	4,452,857
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	2,940,000	2,617,511
4.00%, 4/13/2028	3,990,000	3,772,026
4.75%, 1/23/2029 (a)	5,395,000	5,231,046
4.90%, 1/23/2031	1,414,000	1,375,709
Brown-Forman Corp. 3.50%, 4/15/2025	1,195,000	1,156,856
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	1,308,000	1,103,455
1.38%, 3/15/2031	3,526,000	2,690,479
1.45%, 6/1/2027 (a)	1,476,000	1,303,780
1.50%, 3/5/2028	930,000	805,129
1.65%, 6/1/2030 (a)	2,099,000	1,679,914
2.00%, 3/5/2031	1,524,000	1,223,635
2.13%, 9/6/2029 (a)	1,448,000	1,233,696
2.25%, 1/5/2032 (a)	1,686,000	1,365,980
2.90%, 5/25/2027	1,306,000	1,211,877
3.38%, 3/25/2027	1,032,000	976,860
3.45%, 3/25/2030	1,548,000	1,399,005
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,616,000	1,557,258
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	1,070,000	792,346
2.75%, 1/22/2030	1,601,000	1,360,050
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,262,000	981,760
2.88%, 5/1/2030	1,527,000	1,280,038
3.15%, 8/1/2029 (a)	1,323,000	1,159,332
3.70%, 12/6/2026	1,636,000	1,543,206
4.35%, 5/9/2027	1,514,000	1,446,688
4.40%, 11/15/2025	1,539,000	1,496,831
4.65%, 11/15/2028	28,000	26,675
4.75%, 11/15/2024	826,000	815,097
4.75%, 12/1/2025	1,744,000	1,706,783
Security Description	Principal Amount	Value
4.75%, 5/9/2032 (a)	$310,000	$286,772
4.90%, 5/1/2033 (a)	1,422,000	1,320,853
Diageo Capital PLC:
1.38%, 9/29/2025	1,725,000	1,592,279
2.00%, 4/29/2030	1,743,000	1,411,917
2.13%, 10/24/2024	1,149,000	1,106,763
2.13%, 4/29/2032	235,000	181,864
2.38%, 10/24/2029 (a)	2,173,000	1,838,966
3.88%, 5/18/2028	1,462,000	1,383,344
5.20%, 10/24/2025	2,054,000	2,041,881
5.30%, 10/24/2027 (a)	1,173,000	1,170,068
5.50%, 1/24/2033	200,000	200,476
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	625,000	491,825
2.55%, 9/15/2026	877,000	804,893
3.20%, 5/1/2030	1,702,000	1,464,980
3.40%, 11/15/2025	1,146,000	1,092,058
3.43%, 6/15/2027	811,000	752,365
3.95%, 4/15/2029 (a)	1,131,000	1,042,872
4.05%, 4/15/2032 (a)	1,668,000	1,471,209
4.42%, 5/25/2025	1,411,000	1,380,198
4.60%, 5/25/2028 (a)	932,000	895,708
Molson Coors Beverage Co. 3.00%, 7/15/2026	2,331,000	2,166,828
PepsiCo, Inc.:
1.40%, 2/25/2031	1,490,000	1,145,214
1.63%, 5/1/2030 (a)	3,032,000	2,431,755
1.95%, 10/21/2031 (a)	530,000	417,794
2.25%, 3/19/2025	1,430,000	1,365,965
2.38%, 10/6/2026 (a)	508,000	471,409
2.63%, 3/19/2027	2,526,000	2,326,421
2.75%, 4/30/2025	464,000	445,115
2.75%, 3/19/2030	2,061,000	1,782,167
2.85%, 2/24/2026	466,000	441,190
3.00%, 10/15/2027 (a)	1,476,000	1,368,222
3.50%, 7/17/2025 (a)	471,000	456,041
3.60%, 2/18/2028	1,420,000	1,342,056
3.90%, 7/18/2032	1,308,000	1,189,848
4.45%, 5/15/2028 (a)	1,424,000	1,396,289
4.45%, 2/15/2033 (a)	2,307,000	2,205,861
4.55%, 2/13/2026 (a)	636,000	629,023
7.00%, 3/1/2029	2,163,000	2,374,325
		93,652,693
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.65%, 8/15/2028	1,720,000	1,445,918
1.90%, 2/21/2025 (a)	1,395,000	1,326,101
2.00%, 1/15/2032	1,511,000	1,143,751
2.20%, 2/21/2027 (a)	2,359,000	2,117,155
2.30%, 2/25/2031	1,429,000	1,143,714
2.45%, 2/21/2030	1,814,000	1,501,176
2.60%, 8/19/2026	1,470,000	1,357,001
3.00%, 2/22/2029 (a)	1,192,000	1,058,484
3.13%, 5/1/2025	1,412,000	1,355,393
3.20%, 11/2/2027 (a)	1,626,000	1,492,392

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 2/22/2032 (a)	$1,447,000	$1,219,387
4.05%, 8/18/2029 (a)	1,442,000	1,336,705
4.20%, 3/1/2033	712,000	631,394
5.15%, 3/2/2028	4,995,000	4,910,584
5.25%, 3/2/2025	3,955,000	3,925,258
5.25%, 3/2/2030	3,729,500	3,642,304
5.25%, 3/2/2033	5,896,000	5,634,571
5.51%, 3/2/2026	1,228,000	1,218,950
Baxalta, Inc. 4.00%, 6/23/2025	1,216,000	1,179,471
Biogen, Inc.:
2.25%, 5/1/2030	2,126,000	1,696,442
4.05%, 9/15/2025	2,164,000	2,089,429
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,234,000	1,137,810
3.70%, 3/15/2032 (a)	1,424,000	1,197,413
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,155,000	981,981
1.65%, 10/1/2030 (a)	1,204,000	939,277
2.95%, 3/1/2027 (a)	1,149,000	1,060,171
3.50%, 2/1/2025	4,137,000	4,018,061
3.65%, 3/1/2026	3,357,000	3,213,052
COR, 5.25%, 10/15/2033 (a)	2,190,000	2,136,126
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,136,000	881,616
5.75%, 12/13/2027	972,000	955,039
5.80%, 12/12/2025	1,358,000	1,348,779
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	2,717,000	2,091,356
Royalty Pharma PLC:
1.20%, 9/2/2025	3,315,900	3,013,689
1.75%, 9/2/2027	360,000	306,997
2.15%, 9/2/2031	201,000	150,354
2.20%, 9/2/2030	1,750,000	1,354,658
		66,211,959
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (a)	722,000	667,258
1.85%, 5/15/2027	1,138,000	1,009,816
2.05%, 5/15/2030 (a)	1,697,000	1,392,202
4.80%, 3/3/2033	311,000	298,209
Albemarle Corp.:
4.65%, 6/1/2027 (a)	1,214,000	1,163,279
5.05%, 6/1/2032 (a)	1,534,000	1,396,339
Cabot Corp. 5.00%, 6/30/2032	1,687,000	1,537,852
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,292,000	1,124,195
6.05%, 3/15/2025	1,415,000	1,409,552
6.17%, 7/15/2027	2,698,000	2,660,066
6.33%, 7/15/2029	2,203,000	2,159,425
6.35%, 11/15/2028	1,775,000	1,752,280
Security Description	Principal Amount	Value
6.38%, 7/15/2032 (a)	$1,491,000	$1,436,400
6.55%, 11/15/2030	1,405,000	1,374,694
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	1,652,000	1,309,144
6.30%, 3/15/2033	1,591,000	1,639,780
7.38%, 11/1/2029	1,467,000	1,574,238
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	1,839,000	1,795,121
4.73%, 11/15/2028	3,207,000	3,099,437
Eastman Chemical Co.:
3.80%, 3/15/2025	1,221,000	1,183,650
4.50%, 12/1/2028	1,249,000	1,175,172
5.75%, 3/8/2033	723,000	689,424
Ecolab, Inc.:
1.30%, 1/30/2031	383,000	289,502
1.65%, 2/1/2027 (a)	43,000	38,165
2.13%, 2/1/2032 (a)	1,319,000	1,035,204
2.70%, 11/1/2026	850,000	787,712
3.25%, 12/1/2027	1,319,000	1,219,824
4.80%, 3/24/2030	1,618,000	1,574,589
5.25%, 1/15/2028	1,656,000	1,652,075
EIDP, Inc.:
1.70%, 7/15/2025 (a)	1,005,000	935,926
2.30%, 7/15/2030 (a)	1,438,000	1,164,305
4.50%, 5/15/2026	1,033,000	1,005,677
4.80%, 5/15/2033 (a)	1,355,000	1,262,643
FMC Corp.:
3.20%, 10/1/2026	1,614,000	1,475,761
3.45%, 10/1/2029	1,731,000	1,456,948
5.15%, 5/18/2026	830,000	806,063
5.65%, 5/18/2033 (a)	1,763,000	1,591,601
Huntsman International LLC:
2.95%, 6/15/2031	1,565,000	1,213,000
4.50%, 5/1/2029 (a)	2,208,000	1,994,906
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (a)	863,000	790,870
Linde, Inc.:
2.65%, 2/5/2025 (a)	1,063,000	1,023,084
3.20%, 1/30/2026 (a)	455,000	435,449
4.70%, 12/5/2025	1,344,000	1,326,394
4.80%, 12/5/2024	1,186,000	1,177,283
LYB International Finance II BV 3.50%, 3/2/2027	1,399,000	1,301,462
LYB International Finance III LLC:
1.25%, 10/1/2025	1,131,000	1,030,420
5.63%, 5/15/2033 (a)	1,707,000	1,641,775
Mosaic Co. 4.05%, 11/15/2027	1,199,000	1,125,202
NewMarket Corp. 2.70%, 3/18/2031	1,460,000	1,144,436
Nutrien Ltd.:
3.00%, 4/1/2025	1,231,000	1,175,827
4.00%, 12/15/2026	25,000	23,695

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 4/1/2029	$1,626,000	$1,506,294
4.90%, 3/27/2028 (a)	1,394,000	1,346,437
5.90%, 11/7/2024	301,000	300,226
5.95%, 11/7/2025	1,217,000	1,217,280
PPG Industries, Inc.:
1.20%, 3/15/2026	840,000	754,076
2.55%, 6/15/2030	498,000	409,869
3.75%, 3/15/2028 (a)	520,000	483,652
Rohm & Haas Co. 7.85%, 7/15/2029	1,155,000	1,254,492
RPM International, Inc.:
2.95%, 1/15/2032	393,000	305,840
3.75%, 3/15/2027	495,000	460,721
4.55%, 3/1/2029	1,211,000	1,120,684
Sherwin-Williams Co.:
2.20%, 3/15/2032	2,466,000	1,887,896
2.30%, 5/15/2030	150,000	121,509
2.95%, 8/15/2029	1,515,000	1,309,217
3.45%, 8/1/2025	1,073,000	1,029,801
3.45%, 6/1/2027	1,959,000	1,823,320
4.25%, 8/8/2025 (a)	1,503,000	1,460,856
Westlake Corp.:
3.38%, 6/15/2030	1,588,000	1,346,926
3.60%, 8/15/2026	461,000	434,875
		82,121,302
COAL — 0.0% (d)
Teck Resources Ltd. 3.90%, 7/15/2030 (a)	1,554,000	1,349,587
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,466,000	1,131,268
1.70%, 5/15/2028	1,061,000	915,378
3.38%, 9/15/2025	845,000	814,445
Block Financial LLC:
2.50%, 7/15/2028 (a)	1,415,000	1,201,731
3.88%, 8/15/2030	1,829,000	1,571,989
5.25%, 10/1/2025	449,000	441,084
Cintas Corp. No. 2:
3.45%, 5/1/2025	258,000	249,501
3.70%, 4/1/2027	840,000	796,177
4.00%, 5/1/2032	1,014,000	913,563
Emory University Series 2020, 2.14%, 9/1/2030	1,028,000	838,231
Equifax, Inc.:
2.35%, 9/15/2031	150,000	113,860
2.60%, 12/1/2024	1,562,000	1,500,535
2.60%, 12/15/2025	1,412,000	1,313,640
3.10%, 5/15/2030	728,000	606,657
5.10%, 12/15/2027 (a)	1,284,500	1,244,167
5.10%, 6/1/2028	765,000	737,085
Global Payments, Inc.:
1.20%, 3/1/2026 (a)	1,700,000	1,516,468
1.50%, 11/15/2024	631,000	598,977
Security Description	Principal Amount	Value
2.15%, 1/15/2027	$1,705,000	$1,502,668
2.90%, 5/15/2030 (a)	2,259,000	1,846,145
2.90%, 11/15/2031	321,000	251,651
3.20%, 8/15/2029	872,000	741,366
4.45%, 6/1/2028	1,406,000	1,302,223
4.80%, 4/1/2026 (a)	775,000	751,262
4.95%, 8/15/2027	1,040,000	998,920
5.30%, 8/15/2029	1,653,000	1,576,020
5.40%, 8/15/2032	2,274,000	2,127,054
GXO Logistics, Inc.:
1.65%, 7/15/2026	1,575,000	1,386,630
2.65%, 7/15/2031	1,544,000	1,176,590
Johns Hopkins University Series A, 4.71%, 7/1/2032	605,000	577,285
Leland Stanford Junior University 1.29%, 6/1/2027	724,000	632,262
Moody's Corp.:
2.00%, 8/19/2031	831,000	643,668
3.25%, 1/15/2028	553,000	506,377
3.75%, 3/24/2025	1,333,000	1,293,237
4.25%, 2/1/2029	1,240,000	1,170,684
PayPal Holdings, Inc.:
1.65%, 6/1/2025 (a)	1,681,000	1,573,029
2.30%, 6/1/2030 (a)	2,060,000	1,681,949
2.40%, 10/1/2024	1,796,000	1,737,792
2.65%, 10/1/2026	548,000	505,267
2.85%, 10/1/2029 (a)	2,666,000	2,311,689
3.90%, 6/1/2027 (a)	1,186,000	1,131,693
4.40%, 6/1/2032 (a)	1,231,000	1,138,269
Quanta Services, Inc.:
0.95%, 10/1/2024	841,000	795,628
2.35%, 1/15/2032	723,000	544,607
2.90%, 10/1/2030	1,638,000	1,335,773
RELX Capital, Inc.:
3.00%, 5/22/2030	1,728,000	1,476,939
4.00%, 3/18/2029	119,000	110,810
4.75%, 5/20/2032 (a)	388,000	362,120
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,589,000	1,211,040
2.45%, 3/1/2027	1,500,000	1,366,305
2.50%, 12/1/2029	2,775,000	2,350,175
2.70%, 3/1/2029	1,545,000	1,352,354
2.90%, 3/1/2032 (a)	1,280,000	1,052,506
2.95%, 1/22/2027	1,492,000	1,380,130
4.25%, 5/1/2029	1,821,000	1,716,893
4.75%, 8/1/2028 (a)	1,251,000	1,219,450
COR, 5.25%, 9/15/2033 (e)	1,685,000	1,641,358
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,504,000	1,128,722
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,106,000	1,072,079
4.13%, 3/15/2029	886,000	825,150

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 4/1/2033	$712,000	$705,635
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	280,113
Series 2020, 1.48%, 4/15/2030	1,669,000	1,327,906
		68,324,179
COMPUTERS — 2.2%
Amdocs Ltd. 2.54%, 6/15/2030	1,012,000	812,859
Apple, Inc.:
0.55%, 8/20/2025 (a)	1,141,000	1,045,886
0.70%, 2/8/2026	3,295,000	2,967,444
1.13%, 5/11/2025	2,889,000	2,701,735
1.20%, 2/8/2028	2,971,000	2,533,520
1.25%, 8/20/2030	2,324,000	1,816,299
1.40%, 8/5/2028 (a)	2,758,000	2,335,502
1.65%, 5/11/2030	2,870,000	2,324,815
1.65%, 2/8/2031	5,862,000	4,642,821
1.70%, 8/5/2031 (a)	1,228,000	966,055
2.05%, 9/11/2026	1,810,000	1,663,734
2.20%, 9/11/2029	2,019,000	1,729,334
2.45%, 8/4/2026	3,005,000	2,792,667
2.50%, 2/9/2025	2,298,000	2,211,480
2.75%, 1/13/2025 (a)	1,655,000	1,600,220
2.90%, 9/12/2027	2,645,000	2,441,996
3.00%, 6/20/2027 (a)	1,195,000	1,112,318
3.00%, 11/13/2027	1,576,000	1,455,215
3.20%, 5/13/2025 (a)	2,269,000	2,193,465
3.20%, 5/11/2027	1,792,000	1,681,953
3.25%, 2/23/2026	5,654,000	5,401,436
3.25%, 8/8/2029 (a)	1,961,000	1,788,785
3.35%, 2/9/2027	2,173,000	2,053,442
3.35%, 8/8/2032	1,751,000	1,542,841
CGI, Inc.:
1.45%, 9/14/2026	1,728,000	1,524,355
2.30%, 9/14/2031	856,000	643,070
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	1,479,000	1,443,445
5.25%, 2/1/2028	1,339,000	1,318,018
5.30%, 10/1/2029 (a)	2,418,000	2,346,016
5.75%, 2/1/2033 (a)	1,538,000	1,495,044
5.85%, 7/15/2025	1,645,001	1,642,385
6.02%, 6/15/2026	5,265,000	5,281,164
6.10%, 7/15/2027 (a)	1,809,000	1,830,835
6.20%, 7/15/2030	1,176,000	1,183,891
Dell, Inc. 7.10%, 4/15/2028	486,000	515,427
DXC Technology Co.:
1.80%, 9/15/2026	1,492,000	1,309,379
2.38%, 9/15/2028 (a)	1,546,000	1,256,898
Fortinet, Inc.:
1.00%, 3/15/2026	1,103,000	982,740
2.20%, 3/15/2031	1,411,000	1,091,564
Security Description	Principal Amount	Value
Genpact Luxembourg Sarl 3.38%, 12/1/2024	$1,863,000	$1,789,598
Genpact Luxembourg Sarl/Genpact USA, Inc. 1.75%, 4/10/2026	1,270,000	1,142,695
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	259,000	235,245
4.90%, 10/15/2025	3,547,000	3,481,381
5.90%, 10/1/2024	1,589,000	1,587,332
6.10%, 4/1/2026	1,493,000	1,490,596
HP, Inc.:
1.45%, 6/17/2026	1,562,000	1,397,271
2.20%, 6/17/2025	1,421,000	1,336,109
2.65%, 6/17/2031 (a)	1,516,000	1,182,116
3.00%, 6/17/2027	1,165,000	1,058,368
3.40%, 6/17/2030	497,000	422,008
4.00%, 4/15/2029 (a)	1,651,000	1,507,346
4.20%, 4/15/2032 (a)	1,300,000	1,124,162
4.75%, 1/15/2028	1,440,000	1,380,082
5.50%, 1/15/2033 (a)	2,843,000	2,664,914
International Business Machines Corp.:
1.70%, 5/15/2027	1,313,000	1,149,518
1.95%, 5/15/2030 (a)	1,758,000	1,410,918
2.20%, 2/9/2027	1,426,000	1,283,200
3.30%, 5/15/2026	5,412,000	5,124,677
3.30%, 1/27/2027 (a)	937,000	876,489
3.45%, 2/19/2026	1,617,000	1,540,823
3.50%, 5/15/2029 (a)	4,284,000	3,871,836
4.00%, 7/27/2025	1,088,000	1,059,048
4.15%, 7/27/2027 (a)	1,548,000	1,477,473
4.40%, 7/27/2032 (a)	1,658,000	1,525,708
4.50%, 2/6/2026	1,703,000	1,665,500
4.50%, 2/6/2028	1,605,000	1,549,644
4.75%, 2/6/2033 (a)	1,569,000	1,477,261
6.22%, 8/1/2027	1,000,000	1,028,690
6.50%, 1/15/2028	1,256,000	1,311,025
7.00%, 10/30/2025	1,676,000	1,722,475
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,477,000	1,287,220
2.70%, 10/15/2028	1,552,000	1,275,139
3.15%, 10/15/2031	1,665,000	1,257,774
Leidos, Inc.:
2.30%, 2/15/2031	1,702,000	1,305,928
3.63%, 5/15/2025 (a)	1,424,000	1,367,154
4.38%, 5/15/2030	2,565,000	2,292,469
5.75%, 3/15/2033	500,000	478,195
NetApp, Inc.:
1.88%, 6/22/2025	1,680,000	1,570,464
2.38%, 6/22/2027	3,000	2,676
2.70%, 6/22/2030 (a)	1,521,000	1,232,953
Teledyne FLIR LLC 2.50%, 8/1/2030	1,597,000	1,284,962
Western Digital Corp.:
2.85%, 2/1/2029	1,328,000	1,064,352

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 2/1/2032	$1,278,000	$934,768
4.75%, 2/15/2026	2,945,124	2,802,816
		143,710,431
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.24%, 2/15/2025	609,000	578,684
2.49%, 2/15/2027	1,434,000	1,291,245
2.70%, 2/15/2031	1,448,000	1,173,256
2.72%, 2/15/2030	3,565,000	2,972,140
Eagle Materials, Inc. 2.50%, 7/1/2031	1,604,000	1,250,751
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (a)	1,307,000	1,132,542
4.00%, 6/15/2025	1,370,000	1,320,886
4.00%, 3/25/2032	1,190,000	1,014,975
5.88%, 6/1/2033	1,460,000	1,404,885
Johnson Controls International PLC 3.90%, 2/14/2026	1,345,000	1,287,703
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	922,000	714,568
2.00%, 9/16/2031	1,000,000	763,570
Lennox International, Inc.:
1.35%, 8/1/2025 (a)	1,358,000	1,248,939
COR, 5.50%, 9/15/2028	750,000	736,185
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	2,101,000	1,645,272
Series CB, 2.50%, 3/15/2030	943,000	772,355
3.45%, 6/1/2027	449,000	416,533
3.50%, 12/15/2027 (a)	1,595,000	1,469,091
Masco Corp.:
2.00%, 10/1/2030	3,952,000	3,026,363
2.00%, 2/15/2031	1,389,000	1,063,696
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	1,354,000	1,182,665
5.85%, 9/18/2028 (a)	1,000,000	992,560
Owens Corning:
3.88%, 6/1/2030	1,736,000	1,534,502
3.95%, 8/15/2029	1,526,000	1,382,876
4.20%, 12/1/2024	613,000	600,023
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029 (a)	676,000	623,103
5.25%, 3/3/2033	1,469,000	1,415,264
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	2,329,000	2,028,932
4.50%, 4/1/2025	880,000	861,564
5.80%, 3/1/2026	758,000	754,968
		36,660,096
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.0% (d)
Unilever Capital Corp. 4.88%, 9/8/2028 (a)	$2,800,000	$2,756,740
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp.:
5.75%, 6/15/2028 (e)	1,590,000	1,553,462
6.25%, 6/15/2033 (e)	1,326,000	1,282,573
WW Grainger, Inc. 1.85%, 2/15/2025	2,026,000	1,924,781
		4,760,816
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	2,971,000	2,826,966
1.75%, 1/30/2026	1,156,000	1,042,388
Series 3NC1, 1.75%, 10/29/2024	1,260,000	1,200,893
2.45%, 10/29/2026	5,022,000	4,502,022
3.00%, 10/29/2028	3,667,000	3,139,539
3.30%, 1/30/2032	5,949,000	4,736,058
3.50%, 1/15/2025	1,251,000	1,206,352
3.65%, 7/21/2027	327,000	296,952
3.88%, 1/23/2028	1,191,000	1,082,012
4.45%, 10/1/2025	1,356,000	1,305,530
4.45%, 4/3/2026	1,550,000	1,488,387
4.63%, 10/15/2027	1,218,000	1,141,339
5.75%, 6/6/2028 (a)	1,226,000	1,200,009
6.10%, 1/15/2027	2,485,000	2,473,271
6.15%, 9/30/2030 (a)	2,555,000	2,519,971
6.50%, 7/15/2025	1,764,000	1,764,864
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	1,092,000	911,045
Air Lease Corp.:
1.88%, 8/15/2026	1,559,000	1,382,817
2.10%, 9/1/2028	448,000	372,154
2.20%, 1/15/2027	1,598,000	1,413,942
Series MTN, 2.30%, 2/1/2025	1,114,000	1,055,392
Series MTN, 2.88%, 1/15/2026	2,000,000	1,859,980
Series MTN, 2.88%, 1/15/2032	1,021,000	797,074
3.13%, 12/1/2030	1,007,000	819,235
3.25%, 3/1/2025	1,189,000	1,137,088
3.25%, 10/1/2029	515,000	438,239
3.38%, 7/1/2025	1,299,000	1,232,816
3.63%, 4/1/2027	944,000	867,206
3.63%, 12/1/2027	1,004,000	907,445
Series GMTN, 3.75%, 6/1/2026	1,013,000	954,671
4.63%, 10/1/2028	1,490,000	1,380,977
5.30%, 2/1/2028	1,374,000	1,328,095
5.85%, 12/15/2027 (a)	824,000	812,217

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Aircastle Ltd. 4.25%, 6/15/2026 (a)	$1,673,000	$1,583,193
Ally Financial, Inc.:
2.20%, 11/2/2028 (a)	1,429,000	1,128,924
4.63%, 3/30/2025	1,376,000	1,328,212
4.75%, 6/9/2027 (a)	1,478,000	1,361,046
5.80%, 5/1/2025 (a)	377,000	370,188
6.70%, 2/14/2033	469,000	407,828
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	1,139,000	1,114,534
7.10%, 11/15/2027 (a)	1,216,000	1,214,103
8.00%, 11/1/2031	4,074,000	4,108,423
American Express Co.:
1.65%, 11/4/2026	972,000	859,938
2.25%, 3/4/2025 (a)	2,001,000	1,901,390
2.55%, 3/4/2027	2,200,000	1,986,556
3.00%, 10/30/2024	1,250,000	1,212,463
3.13%, 5/20/2026	1,015,000	954,942
3.30%, 5/3/2027	2,026,000	1,865,136
3.63%, 12/5/2024	1,589,000	1,544,889
3.95%, 8/1/2025	3,565,000	3,448,995
4.05%, 5/3/2029 (a)	1,793,000	1,668,351
4.20%, 11/6/2025 (a)	1,045,000	1,012,344
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	1,584,000	1,409,681
4.90%, 2/13/2026	2,841,000	2,785,657
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	1,489,000	1,462,183
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	2,643,000	2,413,931
SOFR + 1.84%, 5.04%, 5/1/2034 (b)	1,682,000	1,550,922
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	2,295,000	2,237,120
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	1,035,000	1,019,993
SOFR + 1.93%, 5.63%, 7/28/2034 (b)	2,264,000	2,139,186
5.85%, 11/5/2027 (a)	1,244,000	1,252,658
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,117,000	1,028,176
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	470,000	437,908
3.00%, 4/2/2025	1,630,000	1,563,300
3.70%, 10/15/2024 (a)	523,000	511,975
4.50%, 5/13/2032 (a)	477,000	436,045
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	989,000	845,397
BGC Partners, Inc. 8.00%, 5/25/2028 (e)	921,000	896,151
BlackRock, Inc.:
1.90%, 1/28/2031 (a)	1,341,000	1,055,783
2.10%, 2/25/2032 (a)	3,086,000	2,385,787
Security Description	Principal Amount	Value
2.40%, 4/30/2030	$1,979,000	$1,647,359
3.25%, 4/30/2029	1,442,000	1,301,246
4.75%, 5/25/2033	1,439,000	1,348,861
Brookfield Capital Finance LLC 6.09%, 6/14/2033	817,000	792,833
Brookfield Corp. 4.00%, 1/15/2025	1,553,000	1,510,401
Brookfield Finance, Inc.:
2.72%, 4/15/2031	747,000	592,326
3.90%, 1/25/2028 (a)	1,391,000	1,280,457
4.25%, 6/2/2026	1,606,000	1,537,568
4.35%, 4/15/2030	1,711,000	1,541,525
4.85%, 3/29/2029 (a)	1,709,000	1,618,867
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	2,016,000	1,751,501
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,926,000	1,312,396
SOFR + 1.27%, 2.62%, 11/2/2032 (b)	883,000	649,093
SOFR + 1.29%, 2.64%, 3/3/2026 (a) (b)	1,416,000	1,334,920
3.20%, 2/5/2025 (a)	1,512,000	1,447,816
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	1,312,000	1,097,488
3.30%, 10/30/2024	1,585,000	1,535,960
3.65%, 5/11/2027	1,410,000	1,288,303
3.75%, 7/28/2026	1,727,000	1,600,653
3.75%, 3/9/2027	1,793,000	1,640,577
3.80%, 1/31/2028 (a)	2,666,000	2,399,427
4.20%, 10/29/2025	3,761,000	3,584,684
4.25%, 4/30/2025 (a)	1,346,000	1,301,945
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	1,373,000	1,302,785
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	608,000	589,876
SOFR + 2.60%, 5.25%, 7/26/2030 (b)	1,362,000	1,258,284
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	1,847,000	1,634,189
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	1,652,000	1,569,995
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	2,619,000	2,367,890
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	2,314,000	2,262,074
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	1,525,000	1,437,038
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,706,000	1,307,598
3.65%, 1/12/2027 (a)	790,000	748,209
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	1,287,000	1,140,681
1.15%, 5/13/2026 (a)	1,578,000	1,394,510
1.65%, 3/11/2031	1,351,000	997,214

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 12/1/2031	$1,630,000	$1,196,143
2.00%, 3/20/2028	1,205,000	1,016,984
2.30%, 5/13/2031 (a)	1,649,000	1,272,138
2.45%, 3/3/2027 (a)	1,371,000	1,221,109
2.75%, 10/1/2029	1,275,000	1,072,645
2.90%, 3/3/2032 (a)	1,533,000	1,208,449
3.00%, 3/10/2025	481,000	460,654
3.20%, 3/2/2027	505,000	461,424
3.20%, 1/25/2028 (a)	903,000	810,424
3.25%, 5/22/2029	2,220,000	1,922,786
3.30%, 4/1/2027	481,000	440,803
3.45%, 2/13/2026	1,683,000	1,590,805
3.63%, 4/1/2025	1,116,000	1,077,096
3.85%, 5/21/2025	1,455,000	1,405,239
4.00%, 2/1/2029	634,000	581,904
4.20%, 3/24/2025	1,035,000	1,008,214
4.63%, 3/22/2030 (a)	2,784,000	2,602,177
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	354,000	346,580
SOFR + 2.50%, 5.85%, 5/19/2034 (b)	528,000	502,313
5.88%, 8/24/2026	1,575,000	1,569,220
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	705,000	684,358
CI Financial Corp. 3.20%, 12/17/2030 (a)	1,234,000	934,878
CME Group, Inc.:
2.65%, 3/15/2032	467,000	380,320
3.00%, 3/15/2025 (a)	1,390,000	1,339,807
3.75%, 6/15/2028	1,006,000	949,976
Credit Suisse USA, Inc. 7.13%, 7/15/2032	1,930,000	2,056,434
Discover Financial Services:
3.75%, 3/4/2025	1,354,000	1,297,416
3.95%, 11/6/2024	675,000	656,539
4.50%, 1/30/2026	1,312,000	1,253,826
6.70%, 11/29/2032 (a)	1,501,000	1,449,741
Eaton Vance Corp. 3.50%, 4/6/2027	790,000	733,096
Franklin Resources, Inc.:
1.60%, 10/30/2030 (a)	1,391,000	1,055,115
2.85%, 3/30/2025	462,000	441,289
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	1,611,000	1,177,754
2.10%, 6/15/2030	1,913,000	1,529,960
3.10%, 9/15/2027	840,000	770,616
3.65%, 5/23/2025	1,514,000	1,463,084
3.75%, 12/1/2025	1,407,000	1,352,591
3.75%, 9/21/2028 (a)	913,000	845,082
4.00%, 9/15/2027 (a)	3,784,000	3,580,724
4.35%, 6/15/2029	1,433,000	1,347,751
4.60%, 3/15/2033	1,974,000	1,808,974
Invesco Finance PLC 3.75%, 1/15/2026	553,000	528,524
Security Description	Principal Amount	Value
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	$848,000	$827,470
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	999,000	758,750
4.15%, 1/23/2030	998,000	879,358
4.85%, 1/15/2027	1,316,000	1,262,070
5.88%, 7/21/2028 (a)	1,630,000	1,594,776
6.45%, 6/8/2027	471,000	472,658
Lazard Group LLC:
3.63%, 3/1/2027 (a)	605,000	553,496
3.75%, 2/13/2025	638,000	614,898
4.38%, 3/11/2029 (a)	581,000	534,642
4.50%, 9/19/2028	1,039,000	965,782
Legg Mason, Inc. 4.75%, 3/15/2026	649,000	632,762
Mastercard, Inc.:
1.90%, 3/15/2031	1,712,000	1,360,817
2.00%, 3/3/2025 (a)	643,000	612,670
2.00%, 11/18/2031	1,610,000	1,261,097
2.95%, 11/21/2026	1,711,000	1,602,334
2.95%, 6/1/2029 (a)	1,076,000	956,747
3.30%, 3/26/2027	1,336,000	1,254,771
3.35%, 3/26/2030	1,841,000	1,645,780
3.50%, 2/26/2028	1,550,000	1,451,901
4.85%, 3/9/2033	2,600,000	2,503,956
4.88%, 3/9/2028 (a)	1,434,000	1,421,553
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	551,000	415,465
3.85%, 6/30/2026	1,490,000	1,421,773
5.35%, 6/28/2028	1,492,000	1,464,905
5.65%, 6/28/2025	140,000	139,530
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,422,000	1,256,977
1.85%, 7/16/2025 (a)	1,749,000	1,617,423
2.17%, 7/14/2028	1,557,000	1,291,158
2.33%, 1/22/2027	1,330,000	1,170,706
2.61%, 7/14/2031 (a)	1,724,000	1,314,757
2.65%, 1/16/2025	2,492,000	2,378,340
2.68%, 7/16/2030	1,679,000	1,330,288
2.71%, 1/22/2029	984,000	823,224
3.00%, 1/22/2032 (a)	1,541,000	1,194,984
3.10%, 1/16/2030	1,582,000	1,308,678
5.10%, 7/3/2025	855,000	837,447
5.39%, 7/6/2027	1,074,000	1,041,329
5.61%, 7/6/2029 (a)	930,000	897,097
5.71%, 1/9/2026 (a)	738,000	729,638
5.84%, 1/18/2028	504,000	495,850
6.07%, 7/12/2028 (a)	695,000	687,230
6.09%, 7/12/2033 (a)	1,640,000	1,597,655
6.18%, 1/18/2033 (a)	1,312,000	1,290,824
ORIX Corp.:
2.25%, 3/9/2031 (a)	478,000	377,849
3.25%, 12/4/2024	1,430,000	1,381,137

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 7/18/2027	$470,000	$438,505
4.00%, 4/13/2032	466,000	409,675
5.00%, 9/13/2027 (a)	619,000	604,726
5.20%, 9/13/2032 (a)	1,261,000	1,208,454
Radian Group, Inc.:
4.50%, 10/1/2024	808,000	785,311
4.88%, 3/15/2027	1,117,000	1,043,915
6.63%, 3/15/2025	1,143,000	1,136,336
Raymond James Financial, Inc. 4.65%, 4/1/2030 (a)	589,000	553,913
Stifel Financial Corp. 4.00%, 5/15/2030 (a)	765,000	647,901
Synchrony Financial:
2.88%, 10/28/2031 (a)	2,524,000	1,787,951
3.70%, 8/4/2026	1,576,000	1,422,277
3.95%, 12/1/2027	2,016,000	1,771,600
4.50%, 7/23/2025	1,263,000	1,197,817
4.88%, 6/13/2025	1,056,000	1,008,258
5.15%, 3/19/2029 (a)	1,163,000	1,034,419
Visa, Inc.:
0.75%, 8/15/2027	456,000	389,296
1.10%, 2/15/2031	909,000	686,331
1.90%, 4/15/2027	1,781,000	1,597,664
2.05%, 4/15/2030	1,751,000	1,446,133
2.75%, 9/15/2027 (a)	3,085,000	2,823,454
3.15%, 12/14/2025	5,498,500	5,250,463
Voya Financial, Inc.:
3.65%, 6/15/2026	1,380,000	1,297,159
3 mo. USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	1,783,000	1,436,938
Western Union Co.:
1.35%, 3/15/2026 (a)	1,525,000	1,358,363
2.75%, 3/15/2031	988,000	754,773
2.85%, 1/10/2025	1,714,000	1,640,195
		288,996,144
ELECTRIC — 6.5%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	366,000	288,756
4.70%, 5/15/2032 (a)	1,025,000	937,537
5.40%, 6/1/2033	631,000	601,147
AEP Transmission Co. LLC 3.10%, 12/1/2026	877,000	817,952
AES Corp.:
1.38%, 1/15/2026	1,171,000	1,042,576
2.45%, 1/15/2031	2,108,000	1,619,134
5.45%, 6/1/2028 (a)	1,189,000	1,147,635
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	1,661,000	1,268,904
3.75%, 9/1/2027 (a)	1,151,000	1,085,922
3.94%, 9/1/2032	32,000	28,187
Ameren Corp.:
1.95%, 3/15/2027	974,000	867,795
Security Description	Principal Amount	Value
3.50%, 1/15/2031	$1,245,000	$1,068,297
3.65%, 2/15/2026	1,056,000	1,006,188
Ameren Illinois Co.:
1.55%, 11/15/2030	945,000	720,893
3.25%, 3/1/2025	1,463,000	1,414,765
3.80%, 5/15/2028	994,000	933,873
3.85%, 9/1/2032	167,000	146,130
4.95%, 6/1/2033	30,000	28,375
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025 (a)	1,677,000	1,517,853
2.30%, 3/1/2030	1,092,000	876,363
3.20%, 11/13/2027	542,000	494,651
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (a) (b)	752,000	614,783
5.63%, 3/1/2033	1,290,000	1,247,533
5.70%, 8/15/2025	1,416,000	1,407,546
5.75%, 11/1/2027 (a)	1,413,000	1,421,662
5.95%, 11/1/2032	1,331,000	1,326,049
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	1,662,000	1,335,583
Series X, 3.30%, 6/1/2027	472,000	432,206
3.40%, 6/1/2025 (a)	1,460,000	1,399,965
Series BB, 4.50%, 8/1/2032 (a)	1,382,000	1,237,636
Arizona Public Service Co.:
2.60%, 8/15/2029 (a)	728,000	621,814
2.95%, 9/15/2027 (a)	405,000	369,688
3.15%, 5/15/2025	435,000	416,813
6.35%, 12/15/2032	1,456,000	1,490,507
Atlantic City Electric Co.:
2.30%, 3/15/2031	919,000	729,070
4.00%, 10/15/2028	574,000	536,093
Avangrid, Inc.:
3.15%, 12/1/2024	1,021,000	983,805
3.20%, 4/15/2025	1,381,000	1,320,581
3.80%, 6/1/2029	1,489,000	1,322,455
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	517,000	410,457
2.40%, 8/15/2026 (a)	1,504,000	1,383,199
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028 (a)	533,000	482,136
3.50%, 2/1/2025	1,074,000	1,041,597
3.70%, 7/15/2030 (a)	1,147,000	1,017,940
4.05%, 4/15/2025	1,649,000	1,606,406
Black Hills Corp.:
2.50%, 6/15/2030	1,381,000	1,103,170
3.05%, 10/15/2029	1,840,000	1,550,384
3.95%, 1/15/2026	801,000	764,066
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	600,000	483,798

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series Z, 2.40%, 9/1/2026	$836,000	$766,135
Series AA, 3.00%, 2/1/2027	464,000	428,796
Series AG, 3.00%, 3/1/2032	647,000	535,781
Series AI, 4.45%, 10/1/2032	646,000	592,841
5.20%, 10/1/2028	1,250,000	1,240,275
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	654,000	585,408
2.65%, 6/1/2031	1,519,000	1,213,970
2.95%, 3/1/2030	1,638,000	1,371,137
5.25%, 8/10/2026	1,585,000	1,563,143
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,115,000	1,039,960
CMS Energy Corp.:
3.00%, 5/15/2026	1,345,000	1,256,781
3.45%, 8/15/2027	214,000	197,638
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (b)	95,000	71,452
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	878,000	752,534
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,493,000	1,216,302
2.55%, 6/15/2026	1,438,000	1,337,915
4.90%, 2/1/2033 (a)	4,000	3,809
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	478,000	432,208
Series A, 2.05%, 7/1/2031 (a)	1,540,000	1,202,648
Series A, 3.20%, 3/15/2027	283,000	263,210
4.90%, 7/1/2033 (a)	662,000	628,390
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	1,737,000	1,396,166
Series B, 3.13%, 11/15/2027	484,000	445,798
Series 20A, 3.35%, 4/1/2030	1,408,000	1,234,689
3.80%, 5/15/2028	1,052,000	981,527
5.20%, 3/1/2033 (a)	10,000	9,652
Constellation Energy Generation LLC:
3.25%, 6/1/2025	1,218,000	1,161,704
5.60%, 3/1/2028	1,350,000	1,341,873
5.80%, 3/1/2033	400,000	390,212
Consumers Energy Co.:
3.60%, 8/15/2032	381,000	329,504
3.80%, 11/15/2028	477,000	442,847
4.63%, 5/15/2033	625,000	582,238
4.65%, 3/1/2028	1,717,000	1,675,552
4.90%, 2/15/2029	1,713,000	1,672,659
Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	$1,201,000	$933,741
5.30%, 5/15/2033	290,000	281,631
6.63%, 2/1/2032	510,000	538,167
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	1,344,000	1,209,385
Series C, 2.25%, 8/15/2031	1,033,000	797,094
Series D, 2.85%, 8/15/2026	1,407,000	1,299,224
Series A, 3.30%, 3/15/2025	1,727,000	1,663,429
Series C, 3.38%, 4/1/2030	1,978,000	1,701,258
Series B, 3.60%, 3/15/2027	465,000	433,273
3.90%, 10/1/2025	549,000	528,550
4.25%, 6/1/2028	1,327,000	1,251,640
Series A, 4.35%, 8/15/2032	1,141,000	1,018,171
5.38%, 11/15/2032	1,300,000	1,241,214
3 mo. USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	1,135,000	1,105,456
Series E, 6.30%, 3/15/2033	200,000	202,282
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,310,000	1,132,469
2.25%, 3/1/2030	1,142,000	943,349
Series C, 2.63%, 3/1/2031	1,378,000	1,136,698
3.38%, 3/1/2025	474,000	459,154
5.20%, 4/1/2033	1,529,000	1,483,069
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	1,294,000	1,193,495
Series C, 2.53%, 10/1/2024 (c)	862,000	831,494
2.85%, 10/1/2026	1,647,000	1,512,012
2.95%, 3/1/2030	2,604,000	2,180,147
Series C, 3.40%, 6/15/2029	1,335,000	1,175,815
4.88%, 6/1/2028	1,014,000	979,058
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	1,443,000	1,219,681
2.45%, 2/1/2030	1,373,000	1,146,345
2.55%, 4/15/2031	1,002,000	820,668
2.95%, 12/1/2026	489,000	457,083
4.95%, 1/15/2033	775,000	737,149
6.45%, 10/15/2032	867,000	897,518
Duke Energy Corp.:
0.90%, 9/15/2025	1,018,000	926,390
2.55%, 6/15/2031 (a)	1,737,000	1,376,138
2.65%, 9/1/2026 (a)	1,927,000	1,774,208
3.15%, 8/15/2027	911,000	829,110

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (a) (b)	$4,222,000	$3,130,571
3.40%, 6/15/2029	1,176,000	1,042,042
4.30%, 3/15/2028	404,000	382,628
4.50%, 8/15/2032	36,000	32,372
5.00%, 12/8/2025 (a)	783,000	771,756
5.00%, 12/8/2027	1,099,000	1,072,701
5.75%, 9/15/2033 (a)	6,250,000	6,129,625
Duke Energy Florida LLC:
1.75%, 6/15/2030	729,000	572,112
2.50%, 12/1/2029	1,068,000	904,372
3.20%, 1/15/2027	465,000	435,319
3.80%, 7/15/2028 (a)	470,000	440,188
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,575,000	1,266,678
3.65%, 2/1/2029	1,212,000	1,110,677
5.25%, 4/1/2033 (a)	200,000	193,236
Duke Energy Progress LLC:
3.25%, 8/15/2025	466,000	447,076
3.40%, 4/1/2032	457,000	387,120
3.45%, 3/15/2029	1,281,000	1,161,073
3.70%, 9/1/2028 (a)	623,000	578,237
Edison International:
3.55%, 11/15/2024	1,122,000	1,088,665
4.13%, 3/15/2028	845,000	776,268
4.70%, 8/15/2025	1,357,000	1,320,076
4.95%, 4/15/2025	1,683,000	1,648,398
5.25%, 11/15/2028	1,301,000	1,251,705
6.95%, 11/15/2029	1,132,000	1,166,764
Emera U.S. Finance LP:
2.64%, 6/15/2031	322,000	248,610
3.55%, 6/15/2026	1,651,000	1,548,192
Enel Americas SA 4.00%, 10/25/2026 (a)	955,000	888,217
Enel Chile SA 4.88%, 6/12/2028	1,556,000	1,478,636
Entergy Arkansas LLC:
3.50%, 4/1/2026	1,723,000	1,640,227
4.00%, 6/1/2028	466,000	439,135
5.15%, 1/15/2033	400,000	383,940
Entergy Corp.:
0.90%, 9/15/2025	1,256,000	1,140,322
1.90%, 6/15/2028	1,189,000	1,005,870
2.40%, 6/15/2031 (a)	944,000	736,868
2.80%, 6/15/2030 (a)	1,341,000	1,115,430
2.95%, 9/1/2026	1,085,000	1,002,627
Entergy Louisiana LLC:
0.95%, 10/1/2024	1,475,000	1,404,642
1.60%, 12/15/2030	1,245,000	937,199
2.35%, 6/15/2032	3,000	2,307
2.40%, 10/1/2026	1,516,000	1,382,456
3.05%, 6/1/2031	1,956,000	1,625,358
3.12%, 9/1/2027	301,000	275,662
3.25%, 4/1/2028	11,000	9,961
4.00%, 3/15/2033	500,000	434,235
Security Description	Principal Amount	Value
5.40%, 11/1/2024	$1,265,000	$1,260,206
Entergy Mississippi LLC 2.85%, 6/1/2028	1,425,000	1,264,089
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,388,000	1,058,253
4.00%, 3/30/2029 (a)	660,000	607,299
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	734,000	679,728
3.10%, 4/1/2027	413,000	382,393
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	1,986,000	1,602,066
3.65%, 8/15/2025	400,000	385,492
Evergy, Inc. 2.90%, 9/15/2029	983,000	839,158
Eversource Energy:
Series Q, 0.80%, 8/15/2025	759,000	691,373
Series U, 1.40%, 8/15/2026 (a)	724,000	641,739
Series R, 1.65%, 8/15/2030	1,213,000	928,163
2.55%, 3/15/2031	721,000	573,498
2.90%, 3/1/2027	1,304,000	1,189,326
Series L, 2.90%, 10/1/2024	900,000	871,587
Series H, 3.15%, 1/15/2025	125,000	120,851
Series M, 3.30%, 1/15/2028	165,000	150,170
3.38%, 3/1/2032	1,001,000	828,838
4.60%, 7/1/2027	777,000	747,490
4.75%, 5/15/2026	1,220,000	1,192,696
5.13%, 5/15/2033 (a)	1,593,000	1,484,150
5.45%, 3/1/2028 (a)	1,720,000	1,702,026
Exelon Corp.:
3.35%, 3/15/2032	1,409,000	1,171,090
3.40%, 4/15/2026	1,729,000	1,637,449
3.95%, 6/15/2025	1,225,000	1,184,122
4.05%, 4/15/2030	1,554,000	1,399,144
5.15%, 3/15/2028	1,298,000	1,273,961
5.30%, 3/15/2033 (a)	1,723,000	1,641,674
Florida Power & Light Co.:
2.45%, 2/3/2032	1,657,000	1,330,969
2.85%, 4/1/2025	2,124,000	2,038,700
3.13%, 12/1/2025	1,023,000	974,469
Series A, 3.30%, 5/30/2027 (a)	1,162,000	1,077,197
4.40%, 5/15/2028	1,957,000	1,888,231
4.45%, 5/15/2026	1,597,000	1,562,680
4.63%, 5/15/2030	2,918,000	2,782,488
4.80%, 5/15/2033	1,101,000	1,039,696
5.05%, 4/1/2028	1,709,000	1,687,740
Fortis, Inc. 3.06%, 10/4/2026	1,602,000	1,468,553

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	$956,000	$811,883
3.25%, 4/1/2026	472,000	445,214
3.25%, 3/30/2027	865,000	797,660
4.65%, 5/16/2028	1,674,000	1,612,765
4.70%, 5/15/2032	874,000	809,411
4.95%, 5/17/2033	1,602,000	1,504,118
Indiana Michigan Power Co. 3.85%, 5/15/2028	472,000	442,576
Interstate Power & Light Co.:
2.30%, 6/1/2030 (a)	1,339,000	1,069,700
3.25%, 12/1/2024	620,000	600,296
3.60%, 4/1/2029	150,000	135,165
4.10%, 9/26/2028	1,212,000	1,134,008
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	1,627,000	1,425,154
ITC Holdings Corp.:
3.25%, 6/30/2026	757,000	710,278
3.35%, 11/15/2027	989,000	902,997
Louisville Gas & Electric Co.:
Series 25, 3.30%, 10/1/2025	877,000	839,640
Series LOU, 5.45%, 4/15/2033	417,000	408,201
MidAmerican Energy Co.:
3.10%, 5/1/2027	874,000	807,515
3.50%, 10/15/2024	743,000	726,535
6.75%, 12/30/2031	707,000	755,776
Mississippi Power Co. 3.95%, 3/30/2028	1,542,000	1,440,105
National Grid PLC:
5.60%, 6/12/2028 (a)	1,398,000	1,382,636
5.81%, 6/12/2033	1,328,000	1,290,139
National Rural Utilities Cooperative Finance Corp.:
Series D, 1.00%, 10/18/2024	566,000	538,594
Series MTN, 1.00%, 6/15/2026 (a)	1,155,000	1,026,495
1.35%, 3/15/2031 (a)	1,756,000	1,283,267
Series MTN, 1.65%, 6/15/2031	1,745,000	1,291,474
Series MTN, 1.88%, 2/7/2025	50,000	47,454
2.40%, 3/15/2030	1,640,000	1,347,703
2.85%, 1/27/2025	1,005,000	968,619
3.05%, 4/25/2027 (a)	751,000	691,318
Series MTN, 3.25%, 11/1/2025	674,000	642,652
Series MTN, 3.45%, 6/15/2025	1,621,000	1,560,261
3.70%, 3/15/2029	1,347,000	1,228,909
3.90%, 11/1/2028 (a)	1,219,000	1,133,731
4.02%, 11/1/2032	11,000	9,687
4.45%, 3/13/2026	875,000	854,822
Security Description	Principal Amount	Value
4.80%, 3/15/2028 (a)	$960,000	$936,365
Series MTN, 5.05%, 9/15/2028 (a)	1,613,000	1,582,789
3 mo. USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	459,000	434,939
5.45%, 10/30/2025	1,022,000	1,019,649
5.80%, 1/15/2033	129,000	128,826
Series C, 8.00%, 3/1/2032 (a)	836,000	943,585
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030 (a)	1,580,000	1,288,522
Series CC, 3.70%, 5/1/2029	2,160,000	1,958,947
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,303,000	1,154,771
1.90%, 6/15/2028	1,560,000	1,320,041
2.25%, 6/1/2030	3,310,000	2,647,636
2.44%, 1/15/2032 (a)	1,494,000	1,155,758
2.75%, 11/1/2029 (a)	1,636,000	1,389,340
3.55%, 5/1/2027	1,811,000	1,685,860
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	315,000	266,232
4.45%, 6/20/2025	2,188,000	2,135,882
4.63%, 7/15/2027	1,423,000	1,371,018
3 mo. USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (b)	1,320,000	1,154,868
4.90%, 2/28/2028	1,632,000	1,580,135
5.00%, 2/28/2030	400,000	382,068
5.05%, 2/28/2033	1,587,000	1,481,084
3 mo. USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (b)	489,000	450,521
5.75%, 9/1/2025	1,350,000	1,346,004
6.05%, 3/1/2025	4,618,000	4,625,250
Northern States Power Co. 2.25%, 4/1/2031 (a)	1,233,000	985,241
NSTAR Electric Co.:
3.20%, 5/15/2027	71,000	65,984
3.95%, 4/1/2030	1,708,000	1,557,611
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	4,000	3,040
Series P, 2.60%, 4/1/2030	1,280,000	1,058,803
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	1,684,000	1,452,972
3.30%, 3/15/2030	1,725,000	1,494,626
3.80%, 8/15/2028 (a)	50,000	46,303
5.40%, 1/15/2033	873,000	842,794
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025 (a)	1,266,000	1,148,224
2.75%, 5/15/2030	1,571,000	1,324,196

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 4/1/2025	$443,000	$425,311
3.70%, 11/15/2028	640,000	592,538
4.15%, 6/1/2032	472,000	429,076
4.30%, 5/15/2028 (e)	1,268,000	1,209,051
5.75%, 3/15/2029	824,000	836,920
7.00%, 5/1/2032	1,397,000	1,512,350
7.25%, 1/15/2033	845,000	934,528
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	2,200,000	1,878,580
2.50%, 2/1/2031	2,609,000	1,981,170
2.95%, 3/1/2026	1,523,000	1,400,718
3.00%, 6/15/2028	795,000	681,490
3.15%, 1/1/2026	2,765,058	2,570,509
3.25%, 6/1/2031	1,321,000	1,050,961
3.30%, 3/15/2027	1,156,000	1,042,423
3.30%, 12/1/2027 (a)	1,726,507	1,523,901
3.45%, 7/1/2025 (a)	945,500	897,317
3.50%, 6/15/2025	754,000	716,021
3.75%, 7/1/2028	1,164,500	1,034,274
4.20%, 3/1/2029	509,000	449,554
4.40%, 3/1/2032 (a)	2,562,000	2,165,530
4.55%, 7/1/2030	5,701,368	5,032,598
4.65%, 8/1/2028	1,098,000	1,003,166
4.95%, 6/8/2025 (a)	1,233,000	1,203,507
5.45%, 6/15/2027	1,408,000	1,353,665
5.90%, 6/15/2032	1,251,000	1,164,468
6.10%, 1/15/2029	2,136,000	2,083,027
6.15%, 1/15/2033	1,180,000	1,119,584
6.40%, 6/15/2033	474,000	457,301
PacifiCorp:
2.70%, 9/15/2030	1,128,000	921,700
3.50%, 6/15/2029	1,612,000	1,435,776
7.70%, 11/15/2031 (a)	1,150,000	1,281,433
PECO Energy Co.:
3.15%, 10/15/2025	478,000	456,676
4.90%, 6/15/2033	1,457,000	1,385,141
Pinnacle West Capital Corp. 1.30%, 6/15/2025 (a)	1,602,000	1,481,610
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	923,000	865,303
4.13%, 4/15/2030	565,000	506,466
PPL Electric Utilities Corp. 5.00%, 5/15/2033	1,710,000	1,629,698
Progress Energy, Inc.:
7.00%, 10/30/2031	1,230,000	1,295,055
7.75%, 3/1/2031	2,207,000	2,403,931
Public Service Co. of Colorado:
1.88%, 6/15/2031	400,000	306,760
Series 35, 1.90%, 1/15/2031	2,877,000	2,231,746
3.70%, 6/15/2028	408,000	375,939
Series 38, 4.10%, 6/1/2032	250,000	221,588
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	457,000	360,971
Security Description	Principal Amount	Value
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	$130,000	$100,536
5.25%, 1/15/2033	1,492,000	1,416,714
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	1,187,000	1,069,214
Series MTN, 2.25%, 9/15/2026	1,590,000	1,459,222
Series MTN, 2.45%, 1/15/2030	820,000	684,971
Series MTN, 3.00%, 5/15/2027	1,494,000	1,384,042
Series MTN, 3.10%, 3/15/2032	939,000	790,093
Series MTN, 3.20%, 5/15/2029	816,000	726,811
Series MTN, 3.65%, 9/1/2028	240,000	222,235
Series MTN, 3.70%, 5/1/2028	7,000	6,540
Series MTN, 4.65%, 3/15/2033	1,566,000	1,471,445
Series MTN, 4.90%, 12/15/2032	270,000	258,514
5.20%, 8/1/2033	1,465,000	1,426,617
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025 (a)	1,181,000	1,078,725
1.60%, 8/15/2030	122,000	93,364
5.85%, 11/15/2027 (a)	1,557,000	1,565,750
Puget Energy, Inc.:
2.38%, 6/15/2028 (a)	1,588,000	1,357,010
3.65%, 5/15/2025	678,000	650,100
4.10%, 6/15/2030	1,135,000	987,745
4.22%, 3/15/2032	344,000	293,167
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,047,000	808,232
2.50%, 5/15/2026 (a)	1,221,000	1,130,255
4.95%, 8/15/2028	1,702,000	1,655,757
Sempra:
3.25%, 6/15/2027	10,000	9,133
3.30%, 4/1/2025	1,695,000	1,629,149
3.40%, 2/1/2028 (a)	1,709,000	1,554,609
3.70%, 4/1/2029	1,611,000	1,448,966
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,365,000	1,108,080
5.40%, 8/1/2026	975,000	964,918
5.50%, 8/1/2033 (a)	639,000	611,644
Sierra Pacific Power Co. 2.60%, 5/1/2026	830,000	770,813
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	1,374,000	1,236,284

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 6/1/2030	$1,478,000	$1,183,967
Series G, 2.50%, 6/1/2031	185,000	147,452
2.75%, 2/1/2032	20,000	15,968
2.85%, 8/1/2029 (a)	817,000	702,228
Series B, 3.65%, 3/1/2028	661,000	608,318
Series E, 3.70%, 8/1/2025	1,689,000	1,624,024
Series A, 4.20%, 3/1/2029	1,719,000	1,598,240
Series C, 4.20%, 6/1/2025	1,651,000	1,606,241
Series D, 4.70%, 6/1/2027	333,000	322,724
4.90%, 6/1/2026	1,319,000	1,295,997
5.30%, 3/1/2028	500,000	493,835
COR, 5.65%, 10/1/2028	1,225,000	1,223,787
5.95%, 11/1/2032	1,378,000	1,375,396
6.65%, 4/1/2029 (a)	1,094,000	1,117,838
Southern Co.:
Series 21-B, 1.75%, 3/15/2028 (a)	617,000	522,562
3.25%, 7/1/2026	1,100,000	1,031,239
Series A, 3.70%, 4/30/2030	1,537,000	1,359,307
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	2,955,000	2,579,419
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	277,000	256,566
5.11%, 8/1/2027	1,278,000	1,253,041
5.15%, 10/6/2025 (a)	889,000	879,657
5.20%, 6/15/2033 (a)	322,000	304,023
5.50%, 3/15/2029	2,800,000	2,781,996
5.70%, 10/15/2032	1,114,000	1,093,046
Southern Power Co.:
0.90%, 1/15/2026	741,000	663,336
4.15%, 12/1/2025	470,000	454,175
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	1,632,000	1,478,510
Series K, 2.75%, 10/1/2026	1,257,000	1,151,714
Series M, 4.10%, 9/15/2028	1,375,000	1,275,450
System Energy Resources, Inc. 6.00%, 4/15/2028	920,000	899,042
Tampa Electric Co. 2.40%, 3/15/2031	1,271,000	1,010,153
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,469,000	1,113,047
3.05%, 3/15/2025	469,000	451,211
3.25%, 5/15/2032 (a)	670,000	555,309
Union Electric Co.:
2.15%, 3/15/2032	402,000	307,703
2.95%, 6/15/2027	469,000	430,340
2.95%, 3/15/2030	904,000	771,998
3.50%, 3/15/2029	1,573,000	1,425,012
Security Description	Principal Amount	Value
Virginia Electric & Power Co.:
2.30%, 11/15/2031	$30,000	$23,400
Series A, 2.88%, 7/15/2029	1,765,000	1,536,027
Series B, 2.95%, 11/15/2026	966,000	894,429
Series A, 3.10%, 5/15/2025	458,000	439,007
Series A, 3.15%, 1/15/2026	1,350,000	1,277,586
Series A, 3.50%, 3/15/2027	1,094,000	1,023,295
Series B, 3.75%, 5/15/2027	1,550,000	1,462,688
Series A, 3.80%, 4/1/2028	634,000	590,406
5.00%, 4/1/2033 (a)	582,000	544,979
5.30%, 8/15/2033	905,000	867,289
WEC Energy Group, Inc.:
1.38%, 10/15/2027	166,000	140,956
1.80%, 10/15/2030	489,000	371,885
2.20%, 12/15/2028	844,000	715,931
4.75%, 1/9/2026	2,890,000	2,830,437
4.75%, 1/15/2028	427,000	412,495
5.00%, 9/27/2025 (a)	1,627,000	1,602,253
5.15%, 10/1/2027	509,000	500,357
5.60%, 9/12/2026	510,000	510,087
Wisconsin Electric Power Co.:
4.75%, 9/30/2032	1,598,000	1,504,469
5.63%, 5/15/2033	405,000	404,712
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	467,000	355,695
3.00%, 7/1/2029	489,000	428,369
3.95%, 9/1/2032	1,200,000	1,055,184
4.95%, 4/1/2033	572,000	537,108
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,245,000	1,241,165
Xcel Energy, Inc.:
1.75%, 3/15/2027 (a)	1,307,000	1,149,454
2.35%, 11/15/2031 (a)	36,000	27,457
2.60%, 12/1/2029 (a)	702,000	589,006
3.30%, 6/1/2025	934,000	894,772
3.35%, 12/1/2026	1,632,000	1,520,534
3.40%, 6/1/2030	1,674,000	1,445,784
4.00%, 6/15/2028 (a)	551,000	516,028
4.60%, 6/1/2032	980,000	888,880
5.45%, 8/15/2033 (a)	1,185,000	1,131,639
		425,892,763
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030 (a)	1,289,000	1,003,835
Emerson Electric Co.:
0.88%, 10/15/2026	1,476,000	1,295,131
1.80%, 10/15/2027	504,000	440,637
1.95%, 10/15/2030	1,366,000	1,090,778

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 12/21/2028 (a)	$1,518,000	$1,297,404
2.20%, 12/21/2031	661,000	526,011
3.15%, 6/1/2025	1,009,000	971,203
		6,624,999
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030 (a)	1,274,000	1,015,021
2.30%, 3/12/2031 (a)	1,060,000	837,962
2.75%, 9/15/2029	1,225,000	1,045,354
3.05%, 9/22/2026	470,000	436,926
Allegion PLC 3.50%, 10/1/2029	1,029,000	898,235
Allegion U.S. Holding Co., Inc.:
3.20%, 10/1/2024 (a)	184,000	178,232
3.55%, 10/1/2027	12,000	10,921
5.41%, 7/1/2032	1,289,000	1,209,636
Amphenol Corp.:
2.05%, 3/1/2025 (a)	622,000	590,931
2.20%, 9/15/2031	405,000	316,661
2.80%, 2/15/2030	1,581,000	1,343,818
4.35%, 6/1/2029	955,000	906,390
4.75%, 3/30/2026	1,624,000	1,594,005
Arrow Electronics, Inc.:
2.95%, 2/15/2032	200,000	156,198
3.88%, 1/12/2028	894,000	816,419
4.00%, 4/1/2025	1,469,000	1,421,302
6.13%, 3/1/2026	623,000	619,760
Avnet, Inc.:
3.00%, 5/15/2031	1,240,000	962,414
4.63%, 4/15/2026 (a)	1,725,000	1,658,329
5.50%, 6/1/2032 (a)	654,000	600,575
6.25%, 3/15/2028	1,544,000	1,537,438
Flex Ltd.:
3.75%, 2/1/2026	1,474,000	1,399,150
4.75%, 6/15/2025	493,000	480,690
4.88%, 6/15/2029	1,521,000	1,419,914
4.88%, 5/12/2030	1,543,000	1,435,144
6.00%, 1/15/2028	50,000	49,728
Fortive Corp. 3.15%, 6/15/2026	1,434,000	1,340,675
Honeywell International, Inc.:
1.10%, 3/1/2027	1,342,000	1,176,250
1.35%, 6/1/2025 (a)	1,266,000	1,184,545
1.75%, 9/1/2031	50,000	38,348
1.95%, 6/1/2030	1,756,000	1,419,375
2.50%, 11/1/2026 (a)	970,000	896,639
2.70%, 8/15/2029	1,614,000	1,407,602
4.25%, 1/15/2029 (a)	1,555,000	1,484,683
4.85%, 11/1/2024	1,022,000	1,015,132
4.95%, 2/15/2028 (a)	1,039,000	1,034,491
5.00%, 2/15/2033	1,406,000	1,362,653
Hubbell, Inc.:
2.30%, 3/15/2031	699,000	552,483
3.35%, 3/1/2026	694,000	657,961
Security Description	Principal Amount	Value
3.50%, 2/15/2028	$108,000	$100,007
Jabil, Inc.:
1.70%, 4/15/2026	488,000	438,512
3.00%, 1/15/2031	1,286,000	1,040,901
3.60%, 1/15/2030	1,448,000	1,255,083
4.25%, 5/15/2027	1,358,000	1,282,156
5.45%, 2/1/2029	1,548,000	1,502,396
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,447,000	1,241,555
4.55%, 10/30/2024	689,000	677,080
4.60%, 4/6/2027	1,700,000	1,635,757
Legrand France SA 8.50%, 2/15/2025	667,000	691,706
TD SYNNEX Corp.:
1.75%, 8/9/2026	1,512,000	1,327,521
2.38%, 8/9/2028	872,000	717,046
2.65%, 8/9/2031	1,610,000	1,201,414
Trimble, Inc.:
4.75%, 12/1/2024	491,000	482,574
4.90%, 6/15/2028 (a)	1,003,000	957,885
6.10%, 3/15/2033	2,025,000	1,986,748
Tyco Electronics Group SA:
3.13%, 8/15/2027	648,000	597,611
3.70%, 2/15/2026 (a)	859,000	823,437
4.50%, 2/13/2026	1,102,000	1,076,929
Vontier Corp.:
1.80%, 4/1/2026	1,280,000	1,146,714
2.40%, 4/1/2028	1,793,000	1,488,764
2.95%, 4/1/2031	1,479,000	1,138,002
		59,321,788
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	809,000	766,342
6.35%, 8/18/2028	1,420,000	1,415,697
		2,182,039
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	2,155,000	2,077,635
3.76%, 3/15/2027	5,155,000	4,758,374
3.79%, 3/15/2025	1,384,000	1,336,529
4.05%, 3/15/2029 (a)	2,290,000	2,042,726
4.28%, 3/15/2032 (a)	11,042,000	9,371,125
		19,586,389
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
0.88%, 11/15/2025	848,000	766,787
1.45%, 2/15/2031	799,000	598,811
1.75%, 2/15/2032	2,046,000	1,524,045
2.30%, 3/1/2030	204,000	167,996
2.90%, 7/1/2026 (a)	1,515,000	1,416,586
3.20%, 3/15/2025	598,000	576,938
3.38%, 11/15/2027	1,594,000	1,472,298

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 5/15/2028	$1,245,000	$1,167,548
4.88%, 4/1/2029	600,000	583,242
Veralto Corp.:
5.35%, 9/18/2028 (e)	1,500,000	1,482,585
5.45%, 9/18/2033 (e)	1,500,000	1,452,435
5.50%, 9/18/2026 (e)	1,500,000	1,493,505
Waste Connections, Inc.:
2.20%, 1/15/2032	1,668,000	1,283,693
2.60%, 2/1/2030 (a)	1,349,000	1,132,458
3.20%, 6/1/2032	518,000	428,956
3.50%, 5/1/2029 (a)	491,000	444,934
4.20%, 1/15/2033	1,604,000	1,429,068
4.25%, 12/1/2028	1,086,000	1,025,738
Waste Management, Inc.:
0.75%, 11/15/2025	2,257,000	2,046,151
1.15%, 3/15/2028 (a)	1,569,000	1,313,724
1.50%, 3/15/2031	1,223,000	927,022
2.00%, 6/1/2029	445,000	370,988
3.13%, 3/1/2025 (a)	465,000	449,362
3.15%, 11/15/2027 (a)	789,000	725,414
4.15%, 4/15/2032	828,000	753,654
4.63%, 2/15/2030 (a)	26,000	24,825
4.88%, 2/15/2029	2,087,000	2,037,559
		27,096,322
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	552,000	582,603
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	2,054,000	1,660,803
3.30%, 3/19/2025	477,000	458,884
3.95%, 3/15/2025	1,702,000	1,653,033
4.15%, 3/15/2028 (a)	1,253,000	1,176,479
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,288,000	1,077,038
4.60%, 11/1/2025	863,000	839,276
4.85%, 11/1/2028	1,676,000	1,596,239
5.30%, 10/1/2026	935,000	924,023
7.00%, 10/1/2028	646,000	680,684
8.25%, 9/15/2030	877,000	981,591
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,131,000	887,665
3.50%, 10/1/2026	882,000	824,776
General Mills, Inc.:
2.25%, 10/14/2031	1,640,000	1,275,756
2.88%, 4/15/2030 (a)	1,428,000	1,204,361
3.20%, 2/10/2027 (a)	1,591,000	1,476,289
4.00%, 4/17/2025 (a)	782,000	759,987
4.20%, 4/17/2028 (a)	1,958,000	1,844,788
4.95%, 3/29/2033 (a)	1,363,000	1,274,364
5.24%, 11/18/2025 (a)	557,000	551,965
Hershey Co.:
0.90%, 6/1/2025	849,000	787,244
1.70%, 6/1/2030	1,203,000	960,860
2.05%, 11/15/2024	428,000	412,031
2.30%, 8/15/2026 (a)	483,000	448,316
Security Description	Principal Amount	Value
2.45%, 11/15/2029	$1,270,000	$1,091,756
3.20%, 8/21/2025	89,000	85,621
4.25%, 5/4/2028 (a)	50,000	48,328
4.50%, 5/4/2033 (a)	1,349,000	1,271,743
Hormel Foods Corp.:
1.70%, 6/3/2028	1,454,000	1,243,083
1.80%, 6/11/2030	1,546,000	1,240,557
Ingredion, Inc.:
2.90%, 6/1/2030	1,323,000	1,104,030
3.20%, 10/1/2026 (a)	1,524,000	1,426,083
J M Smucker Co.:
2.13%, 3/15/2032	1,455,000	1,096,954
2.38%, 3/15/2030	1,194,000	971,295
3.38%, 12/15/2027 (a)	934,000	856,730
3.50%, 3/15/2025 (a)	1,509,000	1,460,048
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027 (a)	1,808,000	1,596,337
3.00%, 2/2/2029	1,419,000	1,192,215
3.00%, 5/15/2032	1,243,000	936,041
3.63%, 1/15/2032	1,467,000	1,166,324
3.75%, 12/1/2031 (a)	1,476,000	1,181,435
5.13%, 2/1/2028	1,669,000	1,586,151
5.50%, 1/15/2030 (a)	1,682,000	1,569,659
5.75%, 4/1/2033	937,000	855,013
Kellogg Co.:
2.10%, 6/1/2030	1,135,000	901,916
3.25%, 4/1/2026 (a)	820,000	775,728
3.40%, 11/15/2027 (a)	1,598,000	1,465,877
4.30%, 5/15/2028 (a)	929,000	876,047
Series B, 7.45%, 4/1/2031	1,143,000	1,245,047
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	1,422,000	1,331,945
3.75%, 4/1/2030 (a)	2,053,000	1,832,857
3.88%, 5/15/2027	1,204,000	1,134,300
4.25%, 3/1/2031 (a)	1,720,000	1,563,910
4.63%, 1/30/2029	4,365,000	4,173,595
6.75%, 3/15/2032	1,256,000	1,326,336
Kroger Co.:
1.70%, 1/15/2031	1,592,000	1,197,343
2.20%, 5/1/2030	1,663,000	1,329,136
2.65%, 10/15/2026	1,392,000	1,275,698
3.50%, 2/1/2026	1,316,000	1,252,411
4.50%, 1/15/2029	75,000	71,264
7.50%, 4/1/2031	1,575,000	1,720,152
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,546,000	1,383,222
1.85%, 2/15/2031 (a)	567,000	431,317
2.50%, 4/15/2030	1,705,000	1,391,740
3.40%, 8/15/2027 (a)	890,000	820,936
4.95%, 4/15/2033 (a)	1,544,000	1,432,122
Mondelez International, Inc.:
1.50%, 5/4/2025 (a)	1,445,000	1,351,566
1.88%, 10/15/2032	125,000	93,134

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 3/17/2027	$1,531,000	$1,393,317
2.75%, 4/13/2030 (a)	1,531,000	1,286,775
3.00%, 3/17/2032 (a)	1,425,000	1,173,131
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,563,000	1,209,934
4.25%, 4/15/2031	2,264,000	1,890,417
6.25%, 7/1/2033	2,584,000	2,431,208
Sysco Corp.:
2.40%, 2/15/2030	173,000	142,272
2.45%, 12/14/2031	1,040,000	813,176
3.25%, 7/15/2027	868,000	796,928
3.30%, 7/15/2026	1,612,000	1,514,410
3.75%, 10/1/2025	1,594,000	1,531,085
5.95%, 4/1/2030 (a)	1,406,000	1,416,770
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,693,000	1,568,598
4.00%, 3/1/2026	1,982,000	1,902,403
4.35%, 3/1/2029	1,153,000	1,072,820
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	38,604
		96,877,905
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,371,000	1,237,670
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,467,000	1,614,727
8.88%, 5/15/2031	989,000	1,176,218
Suzano Austria GmbH:
2.50%, 9/15/2028	2,394,000	1,988,073
Series DM3N, 3.13%, 1/15/2032	2,464,000	1,887,547
3.75%, 1/15/2031	2,432,000	2,001,269
5.00%, 1/15/2030	1,304,000	1,185,988
6.00%, 1/15/2029	3,064,000	2,980,077
Suzano International Finance BV:
4.00%, 1/14/2025	474,000	459,870
5.50%, 1/17/2027 (a)	1,410,000	1,382,970
		15,914,409
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	1,542,000	1,166,353
3.00%, 6/15/2027	1,531,000	1,417,614
5.45%, 10/15/2032 (a)	468,000	464,434
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	1,545,000	1,194,084
4.00%, 4/1/2028	653,000	615,635
4.40%, 7/1/2032	1,276,000	1,151,832
5.25%, 3/1/2028 (a)	1,586,000	1,564,875
5.40%, 3/1/2033	769,000	740,224
Security Description	Principal Amount	Value
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	$1,412,000	$1,357,695
Series B, 3.00%, 11/15/2029	373,000	314,969
3.60%, 12/15/2024	514,000	498,215
National Fuel Gas Co.:
2.95%, 3/1/2031	2,263,000	1,776,048
3.95%, 9/15/2027	874,000	799,972
4.75%, 9/1/2028	476,000	446,060
5.20%, 7/15/2025	823,000	806,894
5.50%, 1/15/2026	980,000	963,536
5.50%, 10/1/2026 (a)	1,508,000	1,487,039
NiSource, Inc.:
0.95%, 8/15/2025	926,000	843,743
1.70%, 2/15/2031 (a)	1,759,000	1,313,041
2.95%, 9/1/2029	250,000	215,275
3.49%, 5/15/2027	1,726,000	1,597,482
3.60%, 5/1/2030	1,220,000	1,062,962
5.25%, 3/30/2028 (a)	2,500,000	2,450,200
5.40%, 6/30/2033	474,000	452,461
ONE Gas, Inc. 2.00%, 5/15/2030	755,000	601,154
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,186,000	933,892
3.50%, 6/1/2029	826,000	731,307
5.40%, 6/15/2033	596,000	568,524
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	1,070,000	886,623
Series TT, 2.60%, 6/15/2026	1,077,000	997,119
2.95%, 4/15/2027	1,614,000	1,480,490
3.20%, 6/15/2025	472,000	453,096
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,345,000	1,014,238
3.25%, 6/15/2026	1,571,000	1,477,274
5.15%, 9/15/2032	401,000	377,854
5.75%, 9/15/2033	1,250,000	1,225,825
Southwest Gas Corp.:
2.20%, 6/15/2030	1,960,000	1,537,992
4.05%, 3/15/2032 (a)	450,000	389,057
5.45%, 3/23/2028 (a)	1,681,000	1,654,440
		39,029,528
HAND & MACHINE TOOLS — 0.3%
Kennametal, Inc.:
2.80%, 3/1/2031	988,000	773,584
4.63%, 6/15/2028	1,380,000	1,298,677
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	1,620,000	1,599,232
6.05%, 4/15/2028 (e)	2,110,000	2,051,447

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.30%, 2/15/2030 (e)	$2,796,000	$2,709,492
6.40%, 4/15/2033 (e)	350,000	336,934
Snap-on, Inc. 3.25%, 3/1/2027	1,540,000	1,439,053
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	5,849,000	4,686,394
3.40%, 3/1/2026 (a)	1,022,000	966,035
5 yr. CMT + 2.66%, 4.00%, 3/15/2060 (b)	262,000	217,727
4.25%, 11/15/2028	459,000	427,458
		16,506,033
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,614,000	1,374,224
1.40%, 6/30/2030 (a)	1,322,000	1,047,830
2.95%, 3/15/2025 (a)	514,000	496,180
3.75%, 11/30/2026	2,629,000	2,521,737
3.88%, 9/15/2025	647,000	629,816
Baxter International, Inc.:
1.32%, 11/29/2024	1,596,000	1,511,029
1.73%, 4/1/2031 (a)	883,000	660,210
1.92%, 2/1/2027	2,003,000	1,767,387
2.27%, 12/1/2028	2,069,000	1,744,519
2.54%, 2/1/2032 (a)	1,938,000	1,500,865
2.60%, 8/15/2026	1,515,000	1,387,376
3.95%, 4/1/2030	1,090,000	970,078
Boston Scientific Corp.:
1.90%, 6/1/2025 (a)	764,000	718,229
2.65%, 6/1/2030	1,478,000	1,235,342
4.00%, 3/1/2028	453,000	427,523
Danaher Corp. 3.35%, 9/15/2025 (a)	867,000	832,684
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,597,000	1,337,983
DH Europe Finance II Sarl:
2.20%, 11/15/2024	948,000	911,379
2.60%, 11/15/2029 (a)	1,056,000	905,773
Edwards Lifesciences Corp. 4.30%, 6/15/2028 (a)	1,653,000	1,557,605
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	1,982,000	1,969,573
5.65%, 11/15/2027 (a)	2,095,000	2,091,082
5.86%, 3/15/2030	3,964,000	3,929,830
5.91%, 11/22/2032 (a)	3,388,000	3,360,117
Medtronic Global Holdings SCA 4.50%, 3/30/2033 (a)	2,876,000	2,676,722
Revvity, Inc.:
1.90%, 9/15/2028	1,170,000	971,416
2.55%, 3/15/2031	1,498,000	1,180,664
3.30%, 9/15/2029	888,000	769,035
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,753,000	1,348,828
Security Description	Principal Amount	Value
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	$1,233,000	$998,200
Stryker Corp.:
1.15%, 6/15/2025	1,713,000	1,588,276
1.95%, 6/15/2030	1,628,000	1,303,491
3.38%, 11/1/2025	793,000	758,964
3.50%, 3/15/2026	1,192,000	1,136,179
3.65%, 3/7/2028 (a)	950,000	885,600
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	3,075,000	2,932,136
1.75%, 10/15/2028 (a)	1,062,000	897,581
2.60%, 10/1/2029 (a)	1,618,000	1,389,749
4.80%, 11/21/2027 (a)	1,398,000	1,380,315
4.95%, 8/10/2026 (a)	910,000	900,008
4.95%, 11/21/2032	1,425,000	1,367,929
4.98%, 8/10/2030	425,000	413,147
5.09%, 8/10/2033	2,012,000	1,943,954
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	1,068,000	1,014,515
2.60%, 11/24/2031	200,000	157,462
3.05%, 1/15/2026	1,660,000	1,562,873
3.55%, 4/1/2025	1,391,000	1,341,174
		63,806,589
HEALTH CARE SERVICES — 2.5%
Adventist Health System:
2.95%, 3/1/2029 (a)	976,000	844,523
5.43%, 3/1/2032	722,000	697,250
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	966,000	780,683
3.83%, 8/15/2028	1,386,000	1,297,795
Aetna, Inc. 3.50%, 11/15/2024 (a)	1,195,000	1,163,129
Ascension Health Series B, 2.53%, 11/15/2029	1,112,000	947,135
Banner Health:
1.90%, 1/1/2031	75,000	58,393
2.34%, 1/1/2030 (a)	1,315,000	1,089,622
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	772,000	598,223
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	704,000	548,282
3.46%, 6/1/2030	1,998,000	1,783,075
Series 2018, 4.30%, 7/1/2028	1,536,000	1,449,370
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	465,000	364,904
Centene Corp.:
2.45%, 7/15/2028	2,299,000	1,942,172

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 3/1/2031	$2,942,000	$2,262,310
2.63%, 8/1/2031	2,616,000	2,002,967
3.00%, 10/15/2030	3,371,000	2,718,442
3.38%, 2/15/2030	4,784,000	3,991,865
4.25%, 12/15/2027	3,278,000	3,019,759
4.63%, 12/15/2029	4,596,000	4,145,776
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,321,000	1,249,415
CommonSpirit Health:
1.55%, 10/1/2025	884,000	810,787
2.76%, 10/1/2024	1,494,000	1,446,805
2.78%, 10/1/2030	1,534,000	1,264,921
3.35%, 10/1/2029	1,633,000	1,419,469
6.07%, 11/1/2027	1,096,000	1,105,557
Elevance Health, Inc.:
1.50%, 3/15/2026 (a)	1,380,000	1,250,501
2.25%, 5/15/2030	1,509,000	1,225,172
2.38%, 1/15/2025	219,000	209,116
2.88%, 9/15/2029	1,367,000	1,177,958
3.35%, 12/1/2024 (a)	2,092,000	2,030,411
3.65%, 12/1/2027	2,017,000	1,868,650
4.10%, 3/1/2028	1,261,000	1,187,534
4.10%, 5/15/2032	2,309,000	2,052,909
4.75%, 2/15/2033	1,247,000	1,160,608
4.90%, 2/8/2026	1,637,000	1,604,898
5.35%, 10/15/2025	734,000	729,295
5.50%, 10/15/2032	843,000	829,520
HCA, Inc.:
2.38%, 7/15/2031	1,453,000	1,110,906
3.13%, 3/15/2027	1,398,000	1,269,174
3.38%, 3/15/2029	637,000	558,286
3.50%, 9/1/2030	7,859,000	6,658,066
3.63%, 3/15/2032	5,433,000	4,505,424
4.13%, 6/15/2029	3,456,000	3,124,224
4.50%, 2/15/2027	1,956,000	1,865,300
5.20%, 6/1/2028	3,041,000	2,938,853
5.25%, 4/15/2025	1,326,000	1,309,584
5.25%, 6/15/2026	2,308,000	2,259,878
5.38%, 2/1/2025	3,485,000	3,449,070
5.38%, 9/1/2026	2,195,000	2,154,744
5.50%, 6/1/2033	1,368,000	1,293,704
5.63%, 9/1/2028 (a)	1,607,000	1,565,845
5.88%, 2/15/2026	2,631,000	2,617,398
5.88%, 2/1/2029	1,896,000	1,862,479
Humana, Inc.:
1.35%, 2/3/2027	1,631,000	1,420,829
2.15%, 2/3/2032	1,014,000	765,205
3.13%, 8/15/2029	1,174,000	1,025,160
3.70%, 3/23/2029	1,668,000	1,517,546
3.85%, 10/1/2024	1,494,000	1,463,179
3.95%, 3/15/2027	1,560,000	1,479,005
4.50%, 4/1/2025	472,000	463,358
4.88%, 4/1/2030 (a)	847,000	801,482
5.70%, 3/13/2026	1,113,000	1,108,092
5.75%, 3/1/2028	1,319,000	1,322,693
Security Description	Principal Amount	Value
5.88%, 3/1/2033	$1,605,000	$1,595,530
Kaiser Foundation Hospitals 3.15%, 5/1/2027 (a)	1,618,000	1,510,629
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,494,000	1,336,532
2.30%, 12/1/2024	1,195,000	1,144,858
2.70%, 6/1/2031 (a)	1,701,000	1,375,905
2.95%, 12/1/2029	1,393,000	1,196,838
3.60%, 2/1/2025	1,441,000	1,395,191
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,212,000	854,666
OhioHealth Corp. 2.30%, 11/15/2031	444,000	349,903
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,218,000	1,105,238
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	655,000	545,635
Series H, 2.75%, 10/1/2026	393,000	358,290
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	1,014,000	831,957
2.95%, 6/30/2030	1,298,000	1,090,437
3.45%, 6/1/2026	1,531,000	1,448,693
3.50%, 3/30/2025	471,000	454,369
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	476,000	432,984
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,082,000	1,015,305
4.89%, 6/1/2028	1,068,000	1,041,343
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,268,000	1,108,371
Sutter Health:
Series 20A, 1.32%, 8/15/2025	911,000	833,319
Series 20A, 2.29%, 8/15/2030	1,151,000	927,153
Series 2018, 3.70%, 8/15/2028	624,000	578,779
5.16%, 8/15/2033	1,600,000	1,534,608
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (a)	1,466,000	1,317,480
1.25%, 1/15/2026	1,603,000	1,462,273
2.00%, 5/15/2030	1,703,000	1,378,374
2.30%, 5/15/2031 (a)	1,911,000	1,540,476
2.88%, 8/15/2029	1,193,000	1,045,975
2.95%, 10/15/2027	623,000	569,995
3.10%, 3/15/2026	1,117,000	1,060,446
3.38%, 4/15/2027 (a)	1,333,000	1,249,861
3.45%, 1/15/2027 (a)	1,462,000	1,380,991

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 12/15/2025 (a)	$497,000	$479,043
3.70%, 5/15/2027	500,000	473,435
3.75%, 7/15/2025 (a)	2,466,000	2,398,580
3.85%, 6/15/2028	861,000	810,597
3.88%, 12/15/2028	1,538,000	1,443,982
4.00%, 5/15/2029	1,600,000	1,497,248
4.20%, 5/15/2032	1,494,000	1,361,437
4.25%, 1/15/2029	1,448,000	1,376,976
4.50%, 4/15/2033	1,898,000	1,755,460
5.00%, 10/15/2024	606,000	603,376
5.15%, 10/15/2025 (a)	2,577,000	2,566,769
5.25%, 2/15/2028 (a)	1,114,000	1,115,638
5.30%, 2/15/2030 (a)	1,713,000	1,701,026
5.35%, 2/15/2033	2,506,000	2,479,862
Universal Health Services, Inc.:
1.65%, 9/1/2026 (a)	1,724,000	1,518,982
2.65%, 10/15/2030	1,668,000	1,297,070
2.65%, 1/15/2032	1,111,000	827,195
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	90,593
Series D-1, 3.60%, 4/3/2025	719,000	693,044
5.04%, 5/15/2033 (a)	1,555,000	1,463,908
		165,265,310
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026 (a)	1,144,000	1,003,746
2.50%, 10/15/2024	1,549,000	1,493,763
2.60%, 10/15/2025	869,000	812,028
Lennar Corp.:
4.75%, 5/30/2025	1,167,000	1,141,256
5.00%, 6/15/2027	916,000	888,896
5.25%, 6/1/2026	1,651,000	1,625,806
MDC Holdings, Inc.:
2.50%, 1/15/2031	1,688,000	1,262,303
3.85%, 1/15/2030	944,000	792,800
NVR, Inc. 3.00%, 5/15/2030	1,486,000	1,238,358
PulteGroup, Inc.:
5.00%, 1/15/2027	1,675,000	1,636,860
5.50%, 3/1/2026	1,542,000	1,530,358
6.38%, 5/15/2033	455,000	456,865
7.88%, 6/15/2032	480,000	530,861
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	914,000	798,543
4.35%, 2/15/2028 (a)	913,000	847,109
4.88%, 11/15/2025	504,000	490,941
4.88%, 3/15/2027	1,335,000	1,280,612
		17,831,105
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	$1,088,000	$1,056,089
Leggett & Platt, Inc.:
3.50%, 11/15/2027	1,505,000	1,368,888
3.80%, 11/15/2024	357,000	347,232
4.40%, 3/15/2029 (a)	1,052,000	971,501
Whirlpool Corp.:
2.40%, 5/15/2031	1,111,000	877,212
3.70%, 5/1/2025	465,000	449,102
4.70%, 5/14/2032 (a)	1,665,000	1,525,906
5.50%, 3/1/2033	251,000	240,588
		6,836,518
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	706,000	679,038
3.25%, 8/15/2032	733,000	638,993
4.80%, 3/2/2026 (a)	1,478,000	1,469,649
Conopco, Inc. Series E, 7.25%, 12/15/2026	1,542,000	1,624,960
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	1,935,000	1,515,821
2.00%, 12/1/2024 (a)	472,000	453,030
2.38%, 12/1/2029	1,881,000	1,578,742
2.60%, 4/15/2030 (a)	1,655,000	1,390,034
3.15%, 3/15/2027	478,000	446,160
4.38%, 5/15/2028 (a)	1,032,000	992,165
4.65%, 5/15/2033 (a)	833,000	778,339
Haleon U.K. Capital PLC 3.13%, 3/24/2025	1,183,000	1,135,597
Haleon U.S. Capital LLC:
3.38%, 3/24/2027 (a)	2,616,000	2,427,779
3.38%, 3/24/2029	1,831,000	1,642,846
3.63%, 3/24/2032	3,411,000	2,927,081
Kenvue, Inc.:
4.90%, 3/22/2033 (e)	1,554,000	1,485,189
5.00%, 3/22/2030 (e)	1,676,000	1,631,921
5.05%, 3/22/2028 (e)	1,638,000	1,616,133
5.35%, 3/22/2026 (e)	176,000	175,493
5.50%, 3/22/2025 (e)	1,367,000	1,363,897
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	763,000	693,392
1.00%, 4/23/2026	807,000	729,415
1.20%, 10/29/2030	2,313,000	1,785,844
1.90%, 2/1/2027	466,000	421,548
1.95%, 4/23/2031 (a)	3,383,000	2,739,993
2.30%, 2/1/2032 (a)	1,382,000	1,138,575
2.45%, 11/3/2026 (a)	864,000	801,127
2.70%, 2/2/2026	952,000	900,992
2.80%, 3/25/2027	1,610,000	1,491,713
2.85%, 8/11/2027	482,000	445,508
3.00%, 3/25/2030	166,000	147,327
3.95%, 1/26/2028 (a)	1,100,000	1,063,227

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 1/26/2033 (a)	$414,000	$385,161
4.10%, 1/26/2026	1,216,000	1,188,348
Unilever Capital Corp.:
1.38%, 9/14/2030 (a)	2,598,000	2,004,851
1.75%, 8/12/2031	1,725,000	1,332,183
2.00%, 7/28/2026	1,467,000	1,343,611
2.13%, 9/6/2029 (a)	1,563,000	1,313,717
2.90%, 5/5/2027	1,627,000	1,498,874
3.10%, 7/30/2025	504,000	484,112
3.38%, 3/22/2025	477,000	462,642
3.50%, 3/22/2028	1,143,000	1,063,744
		49,408,771
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.25%, 2/15/2032	721,000	541,565
2.65%, 4/30/2030	599,000	488,347
4.88%, 12/6/2028	8,000	7,712
5.75%, 3/15/2033	1,554,000	1,519,237
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	1,664,000	1,326,508
3.15%, 8/1/2027	913,000	846,150
5.60%, 11/15/2032 (a)	1,410,000	1,413,144
Clorox Co.:
1.80%, 5/15/2030	1,673,000	1,317,320
3.10%, 10/1/2027	1,370,000	1,251,714
4.60%, 5/1/2032 (a)	1,495,000	1,389,199
Kimberly-Clark Corp.:
2.00%, 11/2/2031	131,000	103,308
2.75%, 2/15/2026	1,358,000	1,282,400
3.05%, 8/15/2025	951,000	911,534
3.10%, 3/26/2030	1,369,000	1,202,009
3.95%, 11/1/2028 (a)	995,000	943,927
4.50%, 2/16/2033	173,000	163,362
		14,707,436
INSURANCE — 2.5%
ACE Capital Trust II 9.70%, 4/1/2030	1,083,000	1,268,529
Aegon NV 6 mo. USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	792,000	732,972
Aflac, Inc.:
1.13%, 3/15/2026	1,789,000	1,604,751
2.88%, 10/15/2026	1,185,000	1,097,310
3.60%, 4/1/2030	1,213,000	1,073,153
Alleghany Corp. 3.63%, 5/15/2030	470,000	421,266
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	1,715,000	1,636,213
Allstate Corp.:
0.75%, 12/15/2025	1,567,000	1,408,764
1.45%, 12/15/2030	1,496,000	1,111,857
3.28%, 12/15/2026	694,000	648,494
Security Description	Principal Amount	Value
5.25%, 3/30/2033 (a)	$1,577,000	$1,488,199
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,255,000	1,178,809
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	466,000	444,461
American International Group, Inc.:
2.50%, 6/30/2025 (a)	870,000	820,149
3.40%, 6/30/2030	1,646,000	1,410,029
3.90%, 4/1/2026	4,000	3,827
4.20%, 4/1/2028	250,000	234,648
5.13%, 3/27/2033	980,000	912,488
Series A-9, 3 mo. USD LIBOR + 2.87%, 5.75%, 4/1/2048 (a) (b)	781,000	725,385
Aon Corp.:
2.80%, 5/15/2030	1,639,500	1,366,343
3.75%, 5/2/2029 (a)	1,538,000	1,392,797
4.50%, 12/15/2028 (a)	51,000	48,438
8.21%, 1/1/2027	884,000	926,706
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	2,471,000	1,879,912
2.60%, 12/2/2031	493,000	389,376
2.85%, 5/28/2027 (a)	891,000	809,188
5.00%, 9/12/2032	1,609,000	1,506,555
5.35%, 2/28/2033	1,309,000	1,253,839
Aon Global Ltd. 3.88%, 12/15/2025	1,540,000	1,480,587
Arch Capital Finance LLC 4.01%, 12/15/2026	571,000	540,417
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	1,167,000	895,894
5.50%, 3/2/2033 (a)	782,000	749,438
Assurant, Inc.:
2.65%, 1/15/2032	359,000	262,583
3.70%, 2/22/2030	2,064,000	1,737,166
4.90%, 3/27/2028 (a)	665,000	635,727
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	200,000	165,090
6.13%, 9/15/2028 (a)	705,000	704,796
Athene Holding Ltd.:
3.50%, 1/15/2031 (a)	581,000	472,545
4.13%, 1/12/2028 (a)	1,201,000	1,094,579
6.15%, 4/3/2030	1,115,000	1,098,598
6.65%, 2/1/2033 (a)	1,145,000	1,137,523
AXA SA 8.60%, 12/15/2030	1,640,000	1,922,260
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	853,000	760,219
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (b)	1,105,000	888,542

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
AXIS Specialty Finance PLC 4.00%, 12/6/2027	$510,000	$470,842
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	1,143,000	889,025
1.85%, 3/12/2030	2,162,000	1,769,770
2.30%, 3/15/2027 (a)	974,000	892,905
2.88%, 3/15/2032	886,000	743,691
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (a)	1,849,000	1,763,114
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,409,000	1,284,487
5.63%, 5/15/2030 (a)	2,102,000	1,964,445
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,924,000	1,484,847
4.20%, 3/17/2032	1,065,000	918,424
4.50%, 3/15/2029 (a)	466,000	431,031
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	1,682,000	1,283,366
3.15%, 3/15/2025 (a)	813,000	784,456
3.35%, 5/3/2026	1,597,000	1,515,697
Cincinnati Financial Corp. 6.92%, 5/15/2028	467,000	490,102
CNA Financial Corp.:
2.05%, 8/15/2030	464,000	360,950
3.45%, 8/15/2027	758,000	699,429
4.50%, 3/1/2026	1,096,000	1,060,424
CNO Financial Group, Inc.:
5.25%, 5/30/2025	1,329,000	1,302,819
5.25%, 5/30/2029 (a)	1,322,000	1,246,421
Corebridge Financial, Inc.:
3.50%, 4/4/2025	1,454,000	1,394,808
3.65%, 4/5/2027	1,437,000	1,328,363
3.85%, 4/5/2029	1,009,000	905,618
3.90%, 4/5/2032 (a)	3,639,000	3,055,232
6.05%, 9/15/2033 (a) (e)	910,000	883,838
Enstar Group Ltd.:
3.10%, 9/1/2031	1,891,000	1,423,620
4.95%, 6/1/2029	859,000	792,230
Equitable Holdings, Inc.:
4.35%, 4/20/2028	1,757,000	1,633,817
5.59%, 1/11/2033	1,287,000	1,218,197
7.00%, 4/1/2028	487,000	506,626
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	1,091,000	1,091,535
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (a)	489,000	397,097
4.63%, 4/29/2030	968,000	868,412
4.85%, 4/17/2028	469,000	443,210
5.63%, 8/16/2032	956,000	892,388
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,397,000	1,075,550
3.40%, 6/15/2030	1,152,000	976,550
4.50%, 8/15/2028	468,000	435,455
Security Description	Principal Amount	Value
First American Financial Corp.:
2.40%, 8/15/2031	$1,290,000	$956,393
4.00%, 5/15/2030	549,000	465,239
4.60%, 11/15/2024	447,000	438,038
Globe Life, Inc.:
2.15%, 8/15/2030	818,000	633,598
4.55%, 9/15/2028	1,452,000	1,376,206
4.80%, 6/15/2032	684,000	626,298
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	556,000	425,735
4.50%, 4/15/2026	516,000	498,069
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	645,000	553,146
Horace Mann Educators Corp. 7.25%, 9/15/2028	1,000,000	999,430
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,506,000	1,149,967
5.67%, 6/8/2032	1,603,000	1,498,821
Kemper Corp.:
2.40%, 9/30/2030	1,716,000	1,267,163
3.80%, 2/23/2032	483,000	379,855
4.35%, 2/15/2025	678,000	655,836
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	2,627,000	2,139,481
3.35%, 3/9/2025 (a)	430,000	412,985
3.40%, 1/15/2031 (a)	2,060,000	1,667,879
3.40%, 3/1/2032 (a)	706,000	554,309
3.63%, 12/12/2026 (a)	463,000	429,618
3.80%, 3/1/2028 (a)	712,000	644,602
Loews Corp.:
3.20%, 5/15/2030	948,000	817,678
3.75%, 4/1/2026 (a)	1,293,000	1,238,797
Manulife Financial Corp.:
2.48%, 5/19/2027	1,207,000	1,089,499
3.70%, 3/16/2032	813,000	711,456
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	1,434,000	1,327,941
4.15%, 3/4/2026	1,095,000	1,056,368
Markel Group, Inc.:
3.35%, 9/17/2029 (a)	600,000	526,746
3.50%, 11/1/2027	980,000	900,777
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	837,000	669,843
2.38%, 12/15/2031	469,000	368,278
3.50%, 3/10/2025	1,629,000	1,578,452
3.75%, 3/14/2026	1,202,000	1,152,622
4.38%, 3/15/2029	50,000	47,377
5.40%, 9/15/2033 (a)	3,000,000	2,921,370
5.75%, 11/1/2032	1,556,000	1,556,762
5.88%, 8/1/2033	490,000	495,679

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mercury General Corp. 4.40%, 3/15/2027	$885,000	$824,201
MetLife, Inc.:
3.00%, 3/1/2025	967,000	929,471
3.60%, 11/13/2025 (a)	1,455,000	1,398,328
4.55%, 3/23/2030	1,662,000	1,576,806
5.38%, 7/15/2033 (a)	1,095,000	1,051,901
6.50%, 12/15/2032 (a)	1,604,000	1,678,843
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	15,843
Old Republic International Corp.:
3.88%, 8/26/2026	1,419,000	1,340,146
4.88%, 10/1/2024	488,000	480,558
PartnerRe Finance B LLC:
3.70%, 7/2/2029	1,313,000	1,165,196
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (b)	500,000	422,950
Primerica, Inc. 2.80%, 11/19/2031	464,000	368,309
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	1,580,000	1,255,547
3.10%, 11/15/2026 (a)	936,000	865,781
3.40%, 5/15/2025	485,000	464,877
3.70%, 5/15/2029	468,000	420,568
5.38%, 3/15/2033	737,000	707,667
Progressive Corp.:
2.45%, 1/15/2027	524,000	476,442
2.50%, 3/15/2027	467,000	423,331
3.20%, 3/26/2030	1,531,000	1,331,204
4.00%, 3/1/2029 (a)	501,000	472,633
4.95%, 6/15/2033	1,694,000	1,610,486
6.63%, 3/1/2029	1,324,000	1,414,999
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	1,220,000	1,104,673
Series MTN, 2.10%, 3/10/2030 (a)	1,331,000	1,089,437
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (b)	1,738,000	1,416,331
3 mo. USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,561,000	1,393,239
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	1,148,000	988,635
3 mo. USD LIBOR + 3.03%, 5.38%, 5/15/2045 (a) (b)	1,730,000	1,679,830
3 mo. USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	1,169,000	1,073,236
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	2,319,000	2,125,595
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	3,694,000	3,578,156
Security Description	Principal Amount	Value
Prudential Funding Asia PLC:
3.13%, 4/14/2030	$1,162,000	$993,801
3.63%, 3/24/2032	466,000	397,046
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	422,000	348,918
3.90%, 5/15/2029	529,000	472,043
3.95%, 9/15/2026	90,000	85,107
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	433,000	396,870
3.70%, 4/1/2025	1,196,000	1,154,989
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	1,092,000	961,091
5.75%, 6/5/2033	1,671,000	1,570,773
Stewart Information Services Corp. 3.60%, 11/15/2031	1,155,000	847,308
Travelers Property Casualty Corp. 6.38%, 3/15/2033	524,000	556,289
Trinity Acquisition PLC 4.40%, 3/15/2026	1,670,000	1,602,949
Unum Group 4.00%, 6/15/2029	721,000	648,676
Willis North America, Inc.:
2.95%, 9/15/2029	1,279,000	1,090,117
4.50%, 9/15/2028	1,111,000	1,041,318
4.65%, 6/15/2027	974,000	932,430
5.35%, 5/15/2033	366,000	341,376
		165,837,846
INTERNET — 2.0%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	7,265,000	5,671,640
3.40%, 12/6/2027 (a)	3,482,000	3,198,704
3.60%, 11/28/2024	3,654,000	3,559,288
Alphabet, Inc.:
0.45%, 8/15/2025	1,054,000	965,295
0.80%, 8/15/2027 (a)	762,000	652,912
1.10%, 8/15/2030	3,741,000	2,908,440
2.00%, 8/15/2026	1,925,000	1,770,499
Amazon.com, Inc.:
0.80%, 6/3/2025 (a)	1,407,000	1,304,416
1.00%, 5/12/2026 (a)	3,515,000	3,159,212
1.20%, 6/3/2027	1,512,000	1,313,202
1.50%, 6/3/2030 (a)	3,211,000	2,541,956
1.65%, 5/12/2028 (a)	3,059,000	2,631,658
2.10%, 5/12/2031	5,781,000	4,636,709
3.15%, 8/22/2027	4,429,000	4,117,021
3.30%, 4/13/2027 (a)	2,142,000	2,015,001
3.45%, 4/13/2029 (a)	3,519,000	3,250,465
3.60%, 4/13/2032	3,232,000	2,866,849
3.80%, 12/5/2024	1,082,000	1,060,793
4.55%, 12/1/2027 (a)	2,792,000	2,733,396
4.60%, 12/1/2025	1,397,000	1,378,001
4.65%, 12/1/2029 (a)	3,596,000	3,507,071

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 11/29/2024	$1,562,000	$1,547,551
4.70%, 12/1/2032	3,915,000	3,736,319
5.20%, 12/3/2025	1,657,000	1,656,105
Baidu, Inc.:
1.63%, 2/23/2027	607,000	530,791
1.72%, 4/9/2026 (a)	1,508,000	1,363,519
2.38%, 10/9/2030	1,360,000	1,075,039
2.38%, 8/23/2031	716,000	550,941
3.08%, 4/7/2025 (a)	1,707,000	1,653,025
3.43%, 4/7/2030	1,625,000	1,394,835
3.63%, 7/6/2027	1,459,000	1,355,032
4.13%, 6/30/2025	1,437,000	1,392,985
4.38%, 3/29/2028 (a)	1,549,000	1,466,159
4.88%, 11/14/2028	1,470,000	1,412,170
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	939,000	872,744
3.60%, 6/1/2026 (a)	1,547,000	1,474,956
3.65%, 3/15/2025	893,000	868,094
4.63%, 4/13/2030 (a)	3,346,000	3,172,744
eBay, Inc.:
1.40%, 5/10/2026	1,011,000	905,209
1.90%, 3/11/2025	1,527,000	1,443,122
2.60%, 5/10/2031	1,633,000	1,307,249
2.70%, 3/11/2030 (a)	1,772,000	1,471,044
3.60%, 6/5/2027	1,381,000	1,284,744
5.90%, 11/22/2025	1,601,000	1,603,209
6.30%, 11/22/2032	1,208,000	1,228,476
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	3,222,000	2,589,586
3.25%, 2/15/2030 (a)	1,423,000	1,202,990
3.80%, 2/15/2028 (a)	1,100,000	1,004,289
4.63%, 8/1/2027	1,185,000	1,130,087
5.00%, 2/15/2026	1,739,000	1,703,681
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,256,000	1,079,268
3.88%, 4/29/2026	1,509,000	1,440,778
Meta Platforms, Inc.:
3.50%, 8/15/2027 (a)	3,113,000	2,935,248
3.85%, 8/15/2032	4,735,000	4,201,697
4.60%, 5/15/2028 (a)	1,833,000	1,791,849
4.80%, 5/15/2030 (a)	1,540,000	1,498,897
4.95%, 5/15/2033 (a)	3,170,000	3,039,206
Netflix, Inc.:
4.38%, 11/15/2026 (a)	1,145,000	1,103,895
4.88%, 4/15/2028 (a)	1,969,000	1,908,434
5.88%, 2/15/2025	283,000	282,714
5.88%, 11/15/2028	3,128,000	3,156,465
6.38%, 5/15/2029	1,563,000	1,614,204
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	251,378
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	919,000	841,418
2.00%, 9/3/2030 (a)	1,631,000	1,237,505
Security Description	Principal Amount	Value
VeriSign, Inc.:
2.70%, 6/15/2031	$1,565,000	$1,244,629
4.75%, 7/15/2027	720,000	690,826
5.25%, 4/1/2025	1,411,000	1,397,765
Weibo Corp. 3.38%, 7/8/2030 (a)	7,707,000	6,006,990
		133,362,389
INVESTMENT COMPANY SECURITY — 0.8%
Ares Capital Corp.:
2.15%, 7/15/2026	1,381,000	1,211,496
2.88%, 6/15/2027 (a)	1,456,000	1,269,705
2.88%, 6/15/2028 (a)	1,400,000	1,169,714
3.20%, 11/15/2031	1,513,000	1,156,915
3.25%, 7/15/2025	1,719,000	1,609,328
3.88%, 1/15/2026	1,677,000	1,568,096
4.25%, 3/1/2025	729,000	701,043
7.00%, 1/15/2027 (a)	1,025,000	1,025,010
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	2,379,000	2,046,202
2.95%, 3/10/2026	594,000	529,206
Barings BDC, Inc. 3.30%, 11/23/2026	853,000	747,663
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	874,000	786,976
Blackstone Private Credit Fund:
2.35%, 11/22/2024	955,000	908,033
2.63%, 12/15/2026	1,440,000	1,238,818
2.70%, 1/15/2025	846,000	801,890
3.25%, 3/15/2027	1,065,000	923,834
4.00%, 1/15/2029	1,656,000	1,407,931
4.70%, 3/24/2025	1,094,000	1,061,180
7.05%, 9/29/2025	1,291,000	1,292,820
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	635,000	536,937
2.75%, 9/16/2026	1,078,000	947,400
2.85%, 9/30/2028	1,615,000	1,319,407
3.63%, 1/15/2026	1,595,000	1,472,265
Blue Owl Capital Corp.:
2.63%, 1/15/2027	535,000	459,597
2.88%, 6/11/2028 (a)	1,417,000	1,164,547
3.40%, 7/15/2026	2,027,000	1,817,469
3.75%, 7/22/2025	1,040,000	974,137
4.00%, 3/30/2025 (a)	490,000	465,662
4.25%, 1/15/2026	906,000	847,545
Blue Owl Capital Corp. III 3.13%, 4/13/2027	443,000	378,663
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	621,000	545,710
4.70%, 2/8/2027	859,000	779,963
5.50%, 3/21/2025	1,566,000	1,515,622
7.75%, 9/16/2027	808,000	801,197

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.95%, 6/13/2028 (e)	$1,493,000	$1,479,085
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	1,603,000	1,345,895
FS KKR Capital Corp.:
1.65%, 10/12/2024	616,000	582,508
2.63%, 1/15/2027	1,598,000	1,366,290
3.13%, 10/12/2028	1,464,000	1,190,876
3.25%, 7/15/2027	912,000	784,594
3.40%, 1/15/2026	1,575,000	1,442,133
4.13%, 2/1/2025 (a)	1,142,000	1,096,914
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (a)	474,000	437,151
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	918,000	772,359
2.50%, 8/24/2026	1,210,000	1,058,810
Main Street Capital Corp. 3.00%, 7/14/2026	841,000	742,998
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	513,000	474,330
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027 (a)	750,000	644,633
3.50%, 2/25/2025	557,000	529,635
7.10%, 2/15/2029	855,000	824,707
Prospect Capital Corp.:
3.36%, 11/15/2026	1,168,000	1,011,114
3.44%, 10/15/2028 (a)	1,120,000	880,600
3.71%, 1/22/2026 (a)	1,073,000	969,799
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	895,000	790,285
3.88%, 11/1/2024	518,000	502,434
6.95%, 8/14/2028	940,000	929,425
		55,338,556
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	1,291,000	1,258,609
6.55%, 11/29/2027	839,000	851,275
6.80%, 11/29/2032 (a)	1,647,000	1,635,652
Nucor Corp.:
2.00%, 6/1/2025 (a)	1,673,000	1,571,231
2.70%, 6/1/2030	749,000	625,063
3.95%, 5/23/2025	1,441,000	1,397,813
3.95%, 5/1/2028	1,224,000	1,146,937
4.30%, 5/23/2027 (a)	1,340,000	1,284,618
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	1,483,000	1,359,525
2.15%, 8/15/2030	1,373,000	1,074,990
Steel Dynamics, Inc.:
1.65%, 10/15/2027	2,000	1,701
2.40%, 6/15/2025	1,062,000	997,314
2.80%, 12/15/2024	644,000	619,515
Security Description	Principal Amount	Value
3.25%, 1/15/2031	$13,000	$10,990
3.45%, 4/15/2030	1,082,000	938,029
5.00%, 12/15/2026	1,149,000	1,127,514
Vale Overseas Ltd.:
3.75%, 7/8/2030 (a)	2,887,000	2,463,015
6.25%, 8/10/2026	985,000	999,854
		19,363,645
IT SERVICES — 0.2%
Apple, Inc.:
4.00%, 5/10/2028	1,479,000	1,418,820
4.15%, 5/10/2030 (a)	2,336,000	2,224,713
4.30%, 5/10/2033 (a)	5,859,000	5,530,134
4.42%, 5/8/2026 (a)	1,175,000	1,154,955
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	625,000	607,481
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	1,244,000	1,212,825
		12,148,928
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	988,000	722,475
4.40%, 9/15/2032 (a)	2,306,000	1,872,334
Harley-Davidson, Inc. 3.50%, 7/28/2025	1,282,000	1,223,105
		3,817,914
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,610,000	1,388,094
3.70%, 1/15/2031	1,092,000	908,304
Hyatt Hotels Corp.:
1.80%, 10/1/2024	490,000	470,013
4.38%, 9/15/2028	1,038,000	958,022
4.85%, 3/15/2026	1,041,000	1,016,307
5.38%, 4/23/2025 (a)	1,546,000	1,528,329
5.75%, 4/23/2030 (a)	1,512,000	1,462,210
Marriott International, Inc.:
Series HH, 2.85%, 4/15/2031	1,351,000	1,086,339
Series R, 3.13%, 6/15/2026	1,687,000	1,577,463
Series GG, 3.50%, 10/15/2032	867,000	709,154
3.75%, 3/15/2025	1,673,000	1,619,832
3.75%, 10/1/2025	874,000	839,320
Series X, 4.00%, 4/15/2028	587,000	543,644
Series FF, 4.63%, 6/15/2030	1,705,000	1,567,816
Series AA, 4.65%, 12/1/2028	218,000	206,481
4.90%, 4/15/2029	125,000	119,142
5.00%, 10/15/2027	376,000	365,916

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
COR, 5.45%, 9/15/2026	$535,000	$530,057
COR, 5.55%, 10/15/2028 (a)	1,475,000	1,453,996
Series EE, 5.75%, 5/1/2025	928,000	925,949
Sands China Ltd.:
3.10%, 3/8/2029	1,000,000	825,020
4.88%, 6/18/2030	225,000	194,116
5.65%, 8/8/2028	1,390,000	1,307,267
		21,602,791
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/2028	470,000	446,665
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025 (a)	1,695,000	1,539,467
0.90%, 3/2/2026	1,235,000	1,112,945
Series MTN, 1.10%, 9/14/2027	1,743,000	1,491,799
Series MTN, 1.15%, 9/14/2026	828,000	736,928
Series MTN, 1.45%, 5/15/2025 (a)	1,747,000	1,637,428
2.40%, 8/9/2026	1,045,000	966,301
Series MTN, 3.40%, 5/13/2025 (a)	1,683,000	1,627,495
Series MTN, 3.65%, 8/12/2025	1,615,000	1,563,368
4.35%, 5/15/2026	1,362,000	1,330,865
4.80%, 1/6/2026	1,208,000	1,193,975
Series MTN, 4.90%, 1/17/2025	1,209,000	1,200,585
5.15%, 8/11/2025	1,600,000	1,591,120
Series MTN, 5.40%, 3/10/2025	1,202,000	1,203,142
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	1,230,000	1,074,257
2.60%, 4/9/2030	1,725,000	1,477,807
Oshkosh Corp.:
3.10%, 3/1/2030	737,000	628,786
4.60%, 5/15/2028	20,000	19,134
		20,842,067
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	505,000	449,521
1.88%, 1/15/2026 (a)	1,362,000	1,248,750
3.95%, 5/23/2025	1,172,000	1,136,102
4.55%, 4/10/2028 (a)	505,000	479,674
5.45%, 10/14/2025	1,293,000	1,283,626
COR, 5.50%, 1/12/2029	2,000,000	1,965,300
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	503,000	468,182
Security Description	Principal Amount	Value
Deere & Co.:
2.75%, 4/15/2025	$175,000	$167,876
3.10%, 4/15/2030	1,076,000	945,976
5.38%, 10/16/2029	1,083,000	1,096,386
7.13%, 3/3/2031	389,000	431,238
Dover Corp.:
2.95%, 11/4/2029	475,000	410,029
3.15%, 11/15/2025	1,318,000	1,249,240
Flowserve Corp.:
2.80%, 1/15/2032	1,259,000	962,342
3.50%, 10/1/2030	1,270,000	1,057,580
IDEX Corp.:
2.63%, 6/15/2031	999,000	797,911
3.00%, 5/1/2030	1,845,000	1,559,726
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	1,555,000	1,528,192
5.70%, 8/14/2033	705,000	680,431
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	1,252,000	1,127,927
Series MTN, 1.05%, 6/17/2026	978,000	874,625
Series MTN, 1.25%, 1/10/2025	465,000	440,899
Series MTN, 1.30%, 10/13/2026	1,426,000	1,270,552
1.45%, 1/15/2031	1,516,000	1,166,880
Series MTN, 1.50%, 3/6/2028	698,000	594,808
Series MTN, 1.70%, 1/11/2027	1,401,000	1,249,132
Series MTN, 1.75%, 3/9/2027	666,000	591,821
Series MTN, 2.05%, 1/9/2025	467,000	447,059
Series MTN, 2.13%, 3/7/2025	1,252,000	1,192,805
Series MTN, 2.25%, 9/14/2026	819,000	754,954
Series MTN, 2.35%, 3/8/2027	4,000	3,624
Series MTN, 2.45%, 1/9/2030	1,286,000	1,091,904
Series MTN, 2.65%, 6/10/2026 (a)	576,000	537,598
Series MTN, 2.80%, 7/18/2029	1,642,000	1,444,911
Series MTN, 3.05%, 1/6/2028	507,000	468,762
Series MTN, 3.35%, 4/18/2029	1,191,000	1,084,858
Series MTN, 3.40%, 6/6/2025	1,548,000	1,495,832
Series MTN, 3.40%, 9/11/2025 (a)	1,327,000	1,277,038
Series MTN, 3.45%, 3/13/2025 (a)	1,159,000	1,126,722

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 3/7/2029 (a)	$1,601,000	$1,460,720
Series MTN, 3.90%, 6/7/2032	270,000	242,727
Series MTN, 4.05%, 9/8/2025	808,000	788,963
Series MTN, 4.15%, 9/15/2027	1,294,000	1,245,164
Series MTN, 4.35%, 9/15/2032 (a)	22,000	20,436
Series MTN, 4.55%, 10/11/2024	573,000	567,081
Series MTN, 4.70%, 6/10/2030	2,343,000	2,249,819
Series MTN, 4.75%, 6/8/2026	1,500,000	1,478,235
Series MTN, 4.75%, 1/20/2028	871,000	853,833
Series MTN, 4.80%, 1/9/2026	1,514,000	1,495,075
Series MTN, 4.85%, 10/11/2029	607,000	595,212
Series MTN, 4.90%, 3/3/2028	1,305,000	1,285,973
Series MTN, 4.95%, 6/6/2025	506,000	502,610
Series MTN, 4.95%, 7/14/2028	515,000	507,713
Series FXD, 5.05%, 3/3/2026 (a)	2,750,000	2,730,805
5.15%, 9/8/2026 (a)	1,750,000	1,745,485
5.15%, 9/8/2033	1,800,000	1,759,320
Series MTN, 5.15%, 3/3/2025	878,000	875,489
5.30%, 9/8/2025 (a)	1,600,000	1,596,720
Nordson Corp.:
5.60%, 9/15/2028	1,500,000	1,485,675
5.80%, 9/15/2033	1,550,000	1,514,257
nVent Finance Sarl:
2.75%, 11/15/2031	654,000	498,518
4.55%, 4/15/2028	1,615,000	1,512,092
5.65%, 5/15/2033	1,421,000	1,322,098
Otis Worldwide Corp.:
2.06%, 4/5/2025 (a)	2,030,000	1,916,056
2.29%, 4/5/2027	869,000	781,118
2.57%, 2/15/2030	359,000	297,604
5.25%, 8/16/2028 (a)	1,775,000	1,742,819
Rockwell Automation, Inc.:
2.88%, 3/1/2025	839,000	808,066
3.50%, 3/1/2029 (a)	684,000	629,328
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,174,000	1,115,582
3.45%, 11/15/2026	1,616,000	1,501,296
Xylem, Inc.:
1.95%, 1/30/2028	100,000	85,951
2.25%, 1/30/2031	725,000	576,310
Security Description	Principal Amount	Value
3.25%, 11/1/2026	$215,000	$200,376
		74,149,319
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,041,000	1,664,007
2.30%, 2/1/2032	643,000	468,670
2.80%, 4/1/2031	6,090,000	4,746,911
3.75%, 2/15/2028	1,213,000	1,093,338
4.20%, 3/15/2028	1,322,000	1,213,213
4.91%, 7/23/2025	7,141,000	6,978,471
5.05%, 3/30/2029	2,155,000	2,013,567
Comcast Corp.:
1.50%, 2/15/2031	1,896,000	1,431,935
1.95%, 1/15/2031 (a)	1,942,000	1,518,430
2.35%, 1/15/2027	1,794,000	1,625,597
2.65%, 2/1/2030	2,261,000	1,908,781
3.15%, 3/1/2026	2,435,000	2,312,081
3.15%, 2/15/2028	3,988,000	3,642,240
3.30%, 2/1/2027	1,707,000	1,594,184
3.30%, 4/1/2027	1,560,000	1,452,922
3.38%, 8/15/2025	753,000	724,055
3.40%, 4/1/2030	1,765,000	1,554,136
3.55%, 5/1/2028	1,626,000	1,508,896
3.95%, 10/15/2025	3,065,000	2,973,602
4.15%, 10/15/2028 (a)	7,533,000	7,134,956
4.25%, 10/15/2030 (a)	1,994,000	1,837,012
4.25%, 1/15/2033	1,856,000	1,669,064
4.55%, 1/15/2029	280,000	268,817
4.65%, 2/15/2033 (a)	1,456,000	1,363,238
4.80%, 5/15/2033	1,201,000	1,127,487
5.25%, 11/7/2025	1,640,000	1,632,341
5.35%, 11/15/2027 (a)	1,657,000	1,654,863
5.50%, 11/15/2032	1,249,000	1,235,398
7.05%, 3/15/2033	225,000	245,324
Discovery Communications LLC:
3.45%, 3/15/2025	1,236,000	1,187,734
3.63%, 5/15/2030	2,894,000	2,445,748
3.90%, 11/15/2024	1,506,000	1,462,100
3.95%, 6/15/2025	1,023,000	985,292
3.95%, 3/20/2028 (a)	2,380,000	2,168,085
4.13%, 5/15/2029 (a)	1,532,000	1,366,513
4.90%, 3/11/2026	1,615,000	1,573,672
FactSet Research Systems, Inc. 3.45%, 3/1/2032	522,000	431,391
Fox Corp.:
3.05%, 4/7/2025	1,749,000	1,677,099
3.50%, 4/8/2030 (a)	1,630,000	1,412,020
4.71%, 1/25/2029 (a)	2,613,000	2,472,055
Grupo Televisa SAB 8.50%, 3/11/2032	1,627,000	1,846,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Paramount Global:
2.90%, 1/15/2027	$1,425,000	$1,261,581
3.38%, 2/15/2028 (a)	1,403,000	1,216,359
3.70%, 6/1/2028	1,443,000	1,260,259
4.00%, 1/15/2026	877,000	830,177
4.20%, 6/1/2029 (a)	1,947,000	1,675,413
4.20%, 5/19/2032 (a)	2,075,000	1,649,625
4.75%, 5/15/2025 (a)	1,496,000	1,457,014
4.95%, 1/15/2031 (a)	1,571,000	1,348,861
5.50%, 5/15/2033	250,000	214,778
7.88%, 7/30/2030	1,397,000	1,411,710
TCI Communications, Inc.:
7.13%, 2/15/2028	1,035,000	1,096,531
7.88%, 2/15/2026	609,000	638,135
Thomson Reuters Corp. 3.35%, 5/15/2026	1,240,000	1,171,254
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	653,000	698,658
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026 (a)	1,018,000	924,527
Series MTN, 2.95%, 6/15/2027 (a)	865,000	803,836
3.00%, 2/13/2026	1,323,000	1,250,156
Series GMTN, 3.15%, 9/17/2025	1,219,000	1,165,669
Series B, 7.00%, 3/1/2032	1,218,000	1,320,178
Walt Disney Co.:
1.75%, 1/13/2026	2,145,000	1,975,116
2.00%, 9/1/2029	2,429,000	2,008,467
2.20%, 1/13/2028	1,585,000	1,402,820
2.65%, 1/13/2031	3,450,500	2,854,909
3.35%, 3/24/2025 (a)	2,209,000	2,137,252
3.38%, 11/15/2026	983,000	926,320
3.70%, 10/15/2025	1,105,000	1,067,264
3.70%, 3/23/2027	821,000	781,822
3.80%, 3/22/2030 (a)	1,719,000	1,556,331
4.00%, 10/1/2023	357,000	357,000
6.55%, 3/15/2033	1,120,000	1,181,342
		115,264,945
METAL FABRICATE & HARDWARE — 0.0% (d)
Precision Castparts Corp. 3.25%, 6/15/2025	961,000	926,894
Timken Co.:
4.13%, 4/1/2032	1,053,000	899,841
4.50%, 12/15/2028	1,226,000	1,138,844
		2,965,579
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,699,000	1,433,276
3.75%, 10/1/2030	2,226,000	1,791,463
Security Description	Principal Amount	Value
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	$1,201,000	$1,169,089
4.88%, 2/27/2026	1,395,000	1,375,358
5.10%, 9/8/2028	2,450,000	2,404,822
5.25%, 9/8/2026 (a)	2,000,000	1,987,120
5.25%, 9/8/2030	2,000,000	1,953,080
5.25%, 9/8/2033	2,700,000	2,605,905
6.42%, 3/1/2026	673,000	685,289
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,000,000	915,700
4.25%, 3/1/2030	1,732,000	1,532,924
4.38%, 8/1/2028	1,452,000	1,332,196
4.55%, 11/14/2024	971,000	953,182
5.00%, 9/1/2027	1,564,000	1,488,490
Kinross Gold Corp.:
4.50%, 7/15/2027	1,699,000	1,611,162
6.25%, 7/15/2033 (a) (e)	1,594,000	1,531,531
Newmont Corp.:
2.25%, 10/1/2030	446,000	355,471
2.60%, 7/15/2032 (a)	1,902,000	1,488,733
2.80%, 10/1/2029	1,329,000	1,125,610
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	1,726,000	1,882,755
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,365,000	1,463,758
Southern Copper Corp. 3.88%, 4/23/2025 (a)	1,705,000	1,636,476
Yamana Gold, Inc. 2.63%, 8/15/2031 (a)	1,475,000	1,130,750
		33,854,140
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
2.00%, 2/14/2025 (a)	1,708,000	1,618,877
2.38%, 8/26/2029 (a)	1,608,000	1,342,471
2.65%, 4/15/2025	1,728,000	1,644,451
2.88%, 10/15/2027 (a)	1,339,000	1,210,376
Series MTN, 3.00%, 8/7/2025	205,000	195,244
3.05%, 4/15/2030 (a)	1,524,000	1,315,943
Series MTN, 3.38%, 3/1/2029 (a)	1,767,000	1,577,843
Series MTN, 3.63%, 9/14/2028	1,434,000	1,309,701
Carlisle Cos., Inc.:
2.20%, 3/1/2032	50,000	37,839
2.75%, 3/1/2030	2,288,000	1,890,208
3.50%, 12/1/2024	525,000	508,567
3.75%, 12/1/2027	607,000	563,126
Eaton Corp.:
3.10%, 9/15/2027 (a)	1,487,000	1,369,230
4.00%, 11/2/2032	1,655,000	1,488,226
4.15%, 3/15/2033 (a)	1,552,000	1,402,387
4.35%, 5/18/2028	1,234,000	1,187,170

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
GE Capital Funding LLC 4.55%, 5/15/2032	$200,000	$184,212
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	490,000	465,774
General Electric Co.:
3.45%, 5/1/2027	500	464
Series A, 6.75%, 3/15/2032 (a)	2,032,000	2,202,525
Illinois Tool Works, Inc. 2.65%, 11/15/2026	1,727,000	1,604,867
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a)	1,436,000	1,336,356
3.25%, 6/14/2029	1,639,000	1,455,465
Series MTN, 3.30%, 11/21/2024 (a)	788,000	766,748
4.25%, 9/15/2027 (a)	1,544,000	1,474,211
4.50%, 9/15/2029	529,500	500,653
Pentair Finance Sarl:
4.50%, 7/1/2029	1,327,000	1,215,413
5.90%, 7/15/2032	1,200,000	1,171,932
Teledyne Technologies, Inc.:
1.60%, 4/1/2026	1,181,000	1,069,443
2.25%, 4/1/2028	1,244,000	1,070,412
2.75%, 4/1/2031	1,959,000	1,582,931
Textron, Inc.:
2.45%, 3/15/2031	1,215,000	965,986
3.00%, 6/1/2030	1,334,000	1,122,494
3.38%, 3/1/2028	1,005,000	908,419
3.88%, 3/1/2025 (a)	25,000	24,265
3.90%, 9/17/2029	1,029,000	925,359
4.00%, 3/15/2026	1,709,000	1,640,349
Trane Technologies Financing Ltd.:
3.50%, 3/21/2026 (a)	1,499,000	1,423,166
3.55%, 11/1/2024	700,000	682,297
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028	1,716,000	1,586,253
		44,041,653
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	200,000	180,360
3.25%, 2/15/2029	1,213,000	1,035,198
3.28%, 12/1/2028	1,547,000	1,334,705
3.57%, 12/1/2031	1,730,000	1,413,237
4.13%, 5/1/2025	797,000	769,105
4.25%, 4/1/2028	1,285,000	1,172,113
5.50%, 12/1/2024	1,559,000	1,542,023
		7,446,741
OIL & GAS — 2.6%
Apache Corp.:
4.25%, 1/15/2030 (a)	1,629,000	1,443,538
4.38%, 10/15/2028	482,000	435,882
Security Description	Principal Amount	Value
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	$1,575,000	$1,242,848
2.72%, 1/12/2032	2,892,000	2,346,713
3.02%, 1/16/2027	1,106,000	1,026,058
3.12%, 5/4/2026 (a)	1,488,000	1,405,728
3.41%, 2/11/2026	1,370,000	1,308,747
3.54%, 4/6/2027	1,195,000	1,125,571
3.59%, 4/14/2027	1,075,000	1,011,994
3.63%, 4/6/2030 (a)	2,171,000	1,952,315
3.80%, 9/21/2025 (a)	1,638,000	1,587,288
3.94%, 9/21/2028 (a)	732,000	685,225
4.23%, 11/6/2028 (a)	3,459,000	3,286,292
4.81%, 2/13/2033	2,823,000	2,643,909
BP Capital Markets PLC:
3.28%, 9/19/2027	2,043,000	1,895,781
3.72%, 11/28/2028	1,203,000	1,109,960
Burlington Resources LLC:
7.20%, 8/15/2031	901,000	985,748
7.40%, 12/1/2031	1,141,000	1,271,941
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,503,000	1,401,698
2.95%, 7/15/2030 (a)	1,659,000	1,377,136
3.85%, 6/1/2027	159,000	148,115
3.90%, 2/1/2025	1,241,000	1,204,391
6.45%, 6/30/2033	209,000	208,400
7.20%, 1/15/2032	1,412,000	1,482,445
Cenovus Energy, Inc.:
2.65%, 1/15/2032	597,000	463,970
4.25%, 4/15/2027 (a)	1,604,000	1,515,459
Chevron Corp.:
1.55%, 5/11/2025 (a)	2,465,000	2,319,171
2.00%, 5/11/2027	1,256,000	1,125,326
2.24%, 5/11/2030	3,332,000	2,778,621
2.95%, 5/16/2026	2,770,000	2,617,318
3.33%, 11/17/2025	510,000	489,947
Chevron USA, Inc.:
0.69%, 8/12/2025	1,165,000	1,069,447
1.02%, 8/12/2027	1,537,000	1,318,930
3.25%, 10/15/2029	1,387,000	1,249,659
3.85%, 1/15/2028	1,441,000	1,368,921
3.90%, 11/15/2024 (a)	471,000	462,875
Conoco Funding Co. 7.25%, 10/15/2031	1,282,000	1,418,020
ConocoPhillips Co.:
5.05%, 9/15/2033 (a)	1,270,000	1,215,771
6.95%, 4/15/2029	2,449,000	2,643,965
Continental Resources, Inc. 4.38%, 1/15/2028	1,702,000	1,576,988
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,515,000	1,422,312
4.38%, 3/15/2029 (a)	1,101,000	1,017,335
Devon Energy Corp.:
5.25%, 10/15/2027	338,000	328,712

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 12/15/2025	$1,613,000	$1,603,048
5.88%, 6/15/2028	580,000	574,826
7.88%, 9/30/2031 (a)	1,264,000	1,383,663
7.95%, 4/15/2032	646,000	714,476
Diamondback Energy, Inc.:
3.13%, 3/24/2031	497,000	414,468
3.25%, 12/1/2026	978,000	913,530
3.50%, 12/1/2029 (a)	1,243,000	1,103,933
6.25%, 3/15/2033	2,006,000	2,008,347
Eni USA, Inc. 7.30%, 11/15/2027	1,150,000	1,218,333
EOG Resources, Inc.:
3.15%, 4/1/2025	457,000	440,374
4.15%, 1/15/2026 (a)	1,522,000	1,477,618
4.38%, 4/15/2030 (a)	1,261,000	1,188,896
EQT Corp.:
5.00%, 1/15/2029	1,457,000	1,369,799
5.70%, 4/1/2028	1,113,000	1,091,141
6.13%, 2/1/2025	736,000	733,682
7.00%, 2/1/2030 (a)	2,133,000	2,201,043
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	948,000	876,132
2.44%, 8/16/2029 (a)	5,128,000	4,434,951
2.61%, 10/15/2030	3,414,000	2,882,406
2.71%, 3/6/2025	1,560,000	1,501,999
2.99%, 3/19/2025 (a)	2,871,800	2,773,326
3.04%, 3/1/2026	2,434,000	2,307,967
3.29%, 3/19/2027 (a)	502,000	473,813
3.48%, 3/19/2030	4,134,000	3,726,677
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (a)	1,454,000	1,147,439
Hess Corp.:
4.30%, 4/1/2027 (a)	33,000	31,345
7.13%, 3/15/2033	1,367,000	1,440,654
7.30%, 8/15/2031	1,361,000	1,442,293
7.88%, 10/1/2029	1,269,000	1,373,109
HF Sinclair Corp.:
4.50%, 10/1/2030	1,300,000	1,144,728
5.88%, 4/1/2026 (a)	1,685,000	1,679,153
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	7,909
Marathon Oil Corp.:
4.40%, 7/15/2027 (a)	1,260,000	1,184,791
6.80%, 3/15/2032	2,004,000	2,030,613
Marathon Petroleum Corp.:
3.80%, 4/1/2028	2,296,000	2,110,552
4.70%, 5/1/2025	529,000	518,081
5.13%, 12/15/2026	1,211,000	1,191,370
Occidental Petroleum Corp.:
5.50%, 12/1/2025 (a)	1,279,000	1,262,079
5.55%, 3/15/2026 (a)	1,464,000	1,445,744
5.88%, 9/1/2025	1,616,000	1,608,647
6.13%, 1/1/2031	1,465,000	1,443,728
6.38%, 9/1/2028	1,404,000	1,414,797
6.63%, 9/1/2030	2,022,000	2,048,690
Security Description	Principal Amount	Value
7.50%, 5/1/2031	$2,179,000	$2,304,293
7.88%, 9/15/2031	1,092,000	1,180,452
8.88%, 7/15/2030	1,949,000	2,186,603
Ovintiv, Inc.:
5.38%, 1/1/2026	1,326,000	1,306,733
5.65%, 5/15/2025	48,000	47,720
5.65%, 5/15/2028	1,406,000	1,375,307
6.25%, 7/15/2033	35,000	33,883
7.20%, 11/1/2031	1,503,000	1,542,920
7.38%, 11/1/2031	843,000	884,130
8.13%, 9/15/2030	1,219,000	1,326,077
Phillips 66 1.30%, 2/15/2026	1,432,000	1,294,170
Phillips 66 Co.:
2.15%, 12/15/2030	1,502,000	1,181,368
3.15%, 12/15/2029	1,205,000	1,039,650
3.55%, 10/1/2026 (a)	490,000	461,384
3.61%, 2/15/2025	961,000	931,334
3.85%, 4/9/2025	1,655,000	1,608,031
3.90%, 3/15/2028	1,065,000	995,679
4.95%, 12/1/2027 (a)	816,000	798,342
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,807,000	1,631,884
1.90%, 8/15/2030	221,000	173,235
2.15%, 1/15/2031	260,000	205,111
5.10%, 3/29/2026	2,646,000	2,611,893
Shell International Finance BV:
2.00%, 11/7/2024 (a)	1,200,000	1,155,348
2.38%, 11/7/2029	3,049,000	2,595,614
2.50%, 9/12/2026 (a)	1,525,000	1,412,882
2.75%, 4/6/2030 (a)	1,762,000	1,516,624
2.88%, 5/10/2026	2,306,000	2,174,835
3.25%, 5/11/2025	2,308,000	2,229,043
3.88%, 11/13/2028 (a)	4,788,000	4,517,334
Suncor Energy, Inc. 7.15%, 2/1/2032	1,717,000	1,803,966
Tosco Corp. 8.13%, 2/15/2030	812,000	910,439
TotalEnergies Capital International SA:
2.43%, 1/10/2025 (a)	784,000	753,448
2.83%, 1/10/2030	2,425,000	2,104,342
3.46%, 2/19/2029 (a)	2,000	1,829
TotalEnergies Capital SA 3.88%, 10/11/2028	1,706,000	1,601,252
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	815,000	717,656
2.80%, 12/1/2031	1,605,000	1,277,869
3.40%, 9/15/2026	228,000	214,564
4.00%, 4/1/2029	483,000	446,195
4.35%, 6/1/2028 (a)	620,000	585,559
7.50%, 4/15/2032	1,539,000	1,674,417

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
WPX Energy, Inc. 4.50%, 1/15/2030	$113,000	$87,582
		173,831,637
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	1,608,000	1,442,698
3.14%, 11/7/2029 (a)	1,548,000	1,342,704
3.34%, 12/15/2027	1,568,000	1,431,866
4.49%, 5/1/2030	1,078,000	1,010,528
Halliburton Co.:
2.92%, 3/1/2030	1,553,000	1,323,498
3.80%, 11/15/2025	1,029,000	994,899
NOV, Inc. 3.60%, 12/1/2029	973,000	850,460
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	661,000	609,521
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,008,000	852,758
4.85%, 5/15/2033	2,054,000	1,937,210
		11,796,142
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	594,000	560,089
4.50%, 5/15/2028	625,000	588,719
5.63%, 5/26/2033 (a)	784,000	752,279
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,970,000	1,591,740
2.69%, 5/25/2031	1,383,000	1,096,553
3.10%, 9/15/2026	399,000	363,533
4.00%, 5/17/2025	1,260,000	1,218,735
AptarGroup, Inc. 3.60%, 3/15/2032	485,000	401,274
Berry Global, Inc.:
1.57%, 1/15/2026	2,129,000	1,924,084
1.65%, 1/15/2027	1,247,000	1,073,168
5.50%, 4/15/2028 (e)	1,143,000	1,103,544
Packaging Corp. of America 3.00%, 12/15/2029	1,339,000	1,143,921
Sonoco Products Co.:
1.80%, 2/1/2025	819,000	772,792
2.25%, 2/1/2027	1,416,000	1,257,450
2.85%, 2/1/2032	981,000	783,427
3.13%, 5/1/2030	996,000	837,696
WestRock MWV LLC:
7.95%, 2/15/2031 (a)	445,000	487,141
8.20%, 1/15/2030	1,557,000	1,716,110
WRKCo, Inc.:
3.38%, 9/15/2027	633,000	577,885
3.90%, 6/1/2028	1,572,000	1,440,204
4.00%, 3/15/2028	1,704,000	1,579,267
4.65%, 3/15/2026	1,435,000	1,389,467
Security Description	Principal Amount	Value
4.90%, 3/15/2029	$183,000	$174,522
		22,833,600
PHARMACEUTICALS — 3.8%
AbbVie, Inc.:
2.60%, 11/21/2024	5,213,000	5,025,071
2.95%, 11/21/2026	5,704,000	5,294,909
3.20%, 5/14/2026 (a)	4,112,000	3,885,059
3.20%, 11/21/2029	6,996,000	6,172,501
3.60%, 5/14/2025	5,592,000	5,405,786
3.80%, 3/15/2025	4,395,000	4,272,423
4.25%, 11/14/2028 (a)	2,109,000	2,003,845
Astrazeneca Finance LLC:
1.20%, 5/28/2026 (a)	1,708,000	1,533,818
2.25%, 5/28/2031	1,553,000	1,248,519
4.88%, 3/3/2028	1,512,000	1,485,177
4.90%, 3/3/2030 (a)	1,655,000	1,611,854
AstraZeneca PLC:
0.70%, 4/8/2026	1,464,000	1,305,668
1.38%, 8/6/2030	1,838,000	1,419,965
3.13%, 6/12/2027 (a)	1,365,000	1,267,075
3.38%, 11/16/2025	3,285,000	3,149,067
4.00%, 1/17/2029	650,000	611,696
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,213,000	948,299
2.82%, 5/20/2030 (a)	1,707,000	1,435,399
3.70%, 6/6/2027	1,954,000	1,831,367
3.73%, 12/15/2024	1,260,000	1,227,971
4.30%, 8/22/2032 (a)	516,000	465,736
4.69%, 2/13/2028 (a)	1,352,000	1,309,818
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025 (a)	1,917,000	1,740,061
1.45%, 11/13/2030 (a)	1,346,000	1,033,203
2.95%, 3/15/2032 (a)	3,781,000	3,157,059
3.20%, 6/15/2026	2,344,000	2,222,487
3.25%, 2/27/2027	840,000	791,196
3.40%, 7/26/2029	3,260,000	2,954,049
3.45%, 11/15/2027	1,085,000	1,013,260
3.90%, 2/20/2028	1,909,000	1,804,196
Cardinal Health, Inc.:
3.41%, 6/15/2027	1,410,000	1,300,006
3.50%, 11/15/2024 (a)	580,000	563,070
3.75%, 9/15/2025	1,249,000	1,199,152
Cencora, Inc.:
2.70%, 3/15/2031	1,161,000	944,775
3.25%, 3/1/2025 (a)	1,501,000	1,449,666
3.45%, 12/15/2027	482,000	446,790
Cigna Group:
1.25%, 3/15/2026	2,226,000	2,002,910
2.38%, 3/15/2031	1,989,000	1,586,208
2.40%, 3/15/2030	1,892,000	1,549,113
3.05%, 10/15/2027	712,000	647,073
3.25%, 4/15/2025	1,513,000	1,454,598
3.40%, 3/1/2027	1,167,000	1,086,465
4.13%, 11/15/2025 (a)	2,623,000	2,540,061
4.38%, 10/15/2028	5,120,000	4,837,786

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/25/2026	$1,731,000	$1,682,965
5.40%, 3/15/2033 (a)	1,384,000	1,340,570
5.69%, 3/15/2026	1,273,000	1,266,113
CVS Health Corp.:
1.30%, 8/21/2027	3,011,000	2,561,126
1.75%, 8/21/2030	1,786,000	1,372,595
1.88%, 2/28/2031	1,394,000	1,060,569
2.13%, 9/15/2031	2,611,000	1,996,266
2.88%, 6/1/2026 (a)	2,296,000	2,138,104
3.00%, 8/15/2026	1,113,000	1,034,700
3.25%, 8/15/2029	1,987,000	1,738,089
3.63%, 4/1/2027 (a)	1,092,000	1,019,994
3.75%, 4/1/2030	2,192,000	1,938,144
3.88%, 7/20/2025	3,227,000	3,117,153
4.10%, 3/25/2025 (a)	856,000	836,098
4.30%, 3/25/2028	6,536,000	6,181,030
5.00%, 2/20/2026	2,380,000	2,342,705
5.00%, 1/30/2029	1,647,000	1,593,407
5.13%, 2/21/2030	3,068,000	2,946,446
5.25%, 1/30/2031	2,440,000	2,344,376
5.25%, 2/21/2033	2,423,000	2,291,552
5.30%, 6/1/2033 (a)	1,639,000	1,552,789
6.25%, 6/1/2027	1,412,000	1,436,639
Eli Lilly & Co.:
2.75%, 6/1/2025	519,000	497,244
3.10%, 5/15/2027	485,000	454,173
3.38%, 3/15/2029	2,278,000	2,094,234
4.70%, 2/27/2033	1,654,000	1,590,619
5.50%, 3/15/2027	580,000	590,394
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (a)	1,081,000	986,402
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025 (a)	973,000	946,281
3.88%, 5/15/2028 (a)	2,629,000	2,487,218
Johnson & Johnson:
0.55%, 9/1/2025 (a)	838,000	766,242
0.95%, 9/1/2027 (a)	417,000	358,103
1.30%, 9/1/2030 (a)	3,371,000	2,651,089
2.45%, 3/1/2026	2,575,000	2,417,925
2.63%, 1/15/2025 (a)	947,000	916,014
2.90%, 1/15/2028 (a)	1,513,000	1,393,549
2.95%, 3/3/2027 (a)	467,000	437,490
4.95%, 5/15/2033	750,000	753,428
6.95%, 9/1/2029	744,000	833,682
McKesson Corp.:
0.90%, 12/3/2025	1,729,000	1,562,048
1.30%, 8/15/2026	1,502,000	1,336,780
3.95%, 2/16/2028	1,221,000	1,154,736
4.90%, 7/15/2028 (a)	1,009,000	984,824
5.25%, 2/15/2026	466,000	460,799
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,180,000	1,143,007
Merck & Co., Inc.:
0.75%, 2/24/2026	1,321,000	1,189,428
1.45%, 6/24/2030	1,890,000	1,479,813
Security Description	Principal Amount	Value
1.70%, 6/10/2027 (a)	$533,000	$472,051
1.90%, 12/10/2028	1,509,000	1,286,709
2.15%, 12/10/2031 (a)	2,415,000	1,906,232
2.75%, 2/10/2025 (a)	2,594,000	2,505,052
3.40%, 3/7/2029	2,312,000	2,113,538
4.30%, 5/17/2030	2,971,000	2,803,465
4.50%, 5/17/2033	2,091,000	1,956,340
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,188,000	1,228,238
Mylan, Inc. 4.55%, 4/15/2028	1,259,000	1,156,618
Novartis Capital Corp.:
1.75%, 2/14/2025	1,020,000	970,183
2.00%, 2/14/2027	1,688,000	1,525,446
2.20%, 8/14/2030	3,203,000	2,654,646
3.00%, 11/20/2025	2,253,000	2,146,388
3.10%, 5/17/2027	783,000	732,082
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	4,821,000	4,707,706
4.45%, 5/19/2028	5,481,000	5,282,862
4.65%, 5/19/2025 (a)	2,487,000	2,453,749
4.65%, 5/19/2030	7,922,000	7,579,453
4.75%, 5/19/2033	5,086,000	4,819,494
Pfizer, Inc.:
0.80%, 5/28/2025	854,000	791,180
1.70%, 5/28/2030	1,691,000	1,355,404
1.75%, 8/18/2031	841,000	650,581
2.63%, 4/1/2030	3,121,000	2,665,646
2.75%, 6/3/2026 (a)	1,405,000	1,316,625
3.00%, 12/15/2026 (a)	1,968,000	1,842,028
3.45%, 3/15/2029 (a)	2,318,000	2,131,633
3.60%, 9/15/2028 (a)	1,277,000	1,194,021
Pharmacia LLC 6.60%, 12/1/2028	2,544,000	2,688,983
Sanofi 3.63%, 6/19/2028	1,204,000	1,132,230
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	4,104,000	3,833,259
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030 (a)	2,991,000	2,405,063
5.00%, 11/26/2028 (a)	1,951,000	1,906,654
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,134,000	3,870,706
Viatris, Inc.:
1.65%, 6/22/2025	407,000	375,865
2.30%, 6/22/2027	1,331,000	1,142,490
2.70%, 6/22/2030	3,534,000	2,757,580
Zoetis, Inc.:
2.00%, 5/15/2030	211,000	168,853
3.00%, 9/12/2027	431,000	395,395
3.90%, 8/20/2028 (a)	805,000	755,871
4.50%, 11/13/2025	1,010,000	988,527
5.40%, 11/14/2025	1,182,000	1,177,071

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 11/16/2032	$2,019,000	$2,011,469
		248,368,545
PIPELINES — 3.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,279
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,244,000	1,031,774
4.45%, 7/15/2027 (a)	1,139,000	1,072,243
4.80%, 5/3/2029	2,042,000	1,901,817
5.95%, 6/1/2026 (a)	1,228,000	1,220,927
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	4,760,000	4,217,122
5.88%, 3/31/2025	1,895,000	1,880,446
Cheniere Energy Partners LP:
3.25%, 1/31/2032	1,596,000	1,268,565
4.00%, 3/1/2031	2,509,000	2,137,743
4.50%, 10/1/2029	1,709,000	1,547,072
5.95%, 6/30/2033 (e)	2,767,000	2,668,910
Cheniere Energy, Inc. 4.63%, 10/15/2028	4,395,000	4,050,344
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,111,000	1,080,303
DCP Midstream Operating LP:
3.25%, 2/15/2032	25,000	20,118
5.13%, 5/15/2029 (a)	1,210,000	1,151,581
5.38%, 7/15/2025	1,564,000	1,542,698
8.13%, 8/16/2030	1,541,000	1,705,825
Enbridge Energy Partners LP 5.88%, 10/15/2025	1,708,000	1,707,266
Enbridge, Inc.:
1.60%, 10/4/2026	1,767,000	1,570,280
2.50%, 1/15/2025	1,636,000	1,562,396
2.50%, 2/14/2025	1,305,000	1,243,482
3.13%, 11/15/2029 (a)	1,384,000	1,191,029
3.70%, 7/15/2027	764,000	709,962
4.25%, 12/1/2026	1,744,000	1,663,480
5.97%, 3/8/2026	1,082,000	1,078,960
5 yr. CMT + 3.79%, 8.25%, 1/15/2084 (a) (b)	1,750,000	1,717,117
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (b)	1,110,000	1,101,142
Energy Transfer LP:
2.90%, 5/15/2025 (a)	1,553,000	1,474,993
3.75%, 5/15/2030	1,938,000	1,689,490
3.90%, 7/15/2026	1,336,000	1,263,963
4.00%, 10/1/2027	1,285,000	1,192,557
4.15%, 9/15/2029	1,197,000	1,084,973
4.40%, 3/15/2027	1,336,000	1,266,475
4.75%, 1/15/2026	2,106,000	2,049,159
4.95%, 5/15/2028	1,562,000	1,493,819
4.95%, 6/15/2028	1,406,000	1,343,011
5.25%, 4/15/2029	2,338,000	2,241,487
5.50%, 6/1/2027	1,277,000	1,255,483
Security Description	Principal Amount	Value
5.55%, 2/15/2028	$1,514,000	$1,488,035
5.75%, 2/15/2033 (a)	3,100,000	2,982,572
5.95%, 12/1/2025	2,035,000	2,026,555
Enterprise Products Operating LLC:
3.13%, 7/31/2029	1,332,000	1,169,816
3.70%, 2/15/2026	335,000	320,910
3.75%, 2/15/2025	2,354,000	2,286,676
3.95%, 2/15/2027	830,000	788,873
4.15%, 10/16/2028	1,530,000	1,433,013
5.05%, 1/10/2026	1,010,000	998,476
Series E, 3 mo. USD Term SOFR + 3.30%, 5.25%, 8/16/2077 (b)	1,832,000	1,616,575
5.35%, 1/31/2033 (a)	1,903,000	1,862,085
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	1,837,000	1,528,237
Series D, 6.88%, 3/1/2033	1,225,000	1,318,345
Kinder Morgan Energy Partners LP:
7.30%, 8/15/2033	2,200,000	2,308,944
7.40%, 3/15/2031	494,000	522,114
7.75%, 3/15/2032	948,000	1,016,247
Kinder Morgan, Inc.:
1.75%, 11/15/2026 (a)	1,555,000	1,383,375
2.00%, 2/15/2031	1,164,000	887,608
4.30%, 6/1/2025	483,000	470,316
4.30%, 3/1/2028 (a)	1,543,000	1,450,821
4.80%, 2/1/2033	1,633,000	1,470,190
5.20%, 6/1/2033 (a)	1,976,000	1,827,385
Series GMTN, 7.75%, 1/15/2032	1,700,000	1,842,970
Series GMTN, 7.80%, 8/1/2031	1,190,000	1,287,818
Magellan Midstream Partners LP:
3.25%, 6/1/2030 (a)	1,516,000	1,290,161
5.00%, 3/1/2026	1,704,000	1,672,135
MPLX LP:
1.75%, 3/1/2026	2,805,000	2,543,406
2.65%, 8/15/2030	3,445,000	2,779,874
4.00%, 2/15/2025 (a)	1,236,000	1,201,182
4.00%, 3/15/2028	1,484,000	1,370,697
4.13%, 3/1/2027	1,270,000	1,200,950
4.25%, 12/1/2027	1,539,000	1,443,720
4.80%, 2/15/2029	725,000	687,242
4.88%, 12/1/2024 (a)	1,633,000	1,609,893
4.88%, 6/1/2025	1,606,000	1,574,635
4.95%, 9/1/2032	2,072,000	1,887,364
5.00%, 3/1/2033	1,657,000	1,508,980
Northwest Pipeline LLC 4.00%, 4/1/2027 (a)	638,000	602,234
ONEOK Partners LP 4.90%, 3/15/2025	1,678,000	1,648,098

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ONEOK, Inc.:
2.20%, 9/15/2025	$529,000	$492,102
3.10%, 3/15/2030	1,664,000	1,392,768
3.40%, 9/1/2029	2,118,000	1,836,687
4.00%, 7/13/2027	1,590,000	1,487,668
4.35%, 3/15/2029	1,518,000	1,396,894
4.55%, 7/15/2028	1,590,000	1,496,683
5.55%, 11/1/2026	1,650,000	1,639,242
5.65%, 11/1/2028	740,000	730,358
5.80%, 11/1/2030	1,425,000	1,394,519
6.10%, 11/15/2032	1,051,000	1,037,926
6.35%, 1/15/2031	1,474,000	1,480,264
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,740,000	1,493,251
3.80%, 9/15/2030	1,710,000	1,466,923
4.50%, 12/15/2026	1,955,000	1,868,042
4.65%, 10/15/2025	1,694,000	1,644,298
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,635,000	1,523,951
4.50%, 5/15/2030	2,845,000	2,610,344
5.00%, 3/15/2027	2,608,000	2,529,604
5.63%, 3/1/2025 (a)	2,664,000	2,646,604
5.88%, 6/30/2026	3,215,000	3,208,827
Spectra Energy Partners LP:
3.38%, 10/15/2026	1,603,000	1,490,918
3.50%, 3/15/2025	212,000	204,610
Targa Resources Corp.:
4.20%, 2/1/2033	1,432,000	1,217,730
5.20%, 7/1/2027 (a)	895,000	876,796
6.13%, 3/15/2033	1,162,000	1,139,934
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,518,000	1,274,649
4.88%, 2/1/2031	2,245,000	2,003,909
5.00%, 1/15/2028	1,485,000	1,411,626
5.50%, 3/1/2030	1,265,000	1,183,015
6.50%, 7/15/2027	1,387,000	1,383,768
6.88%, 1/15/2029	1,848,000	1,850,402
TC PipeLines LP:
3.90%, 5/25/2027	571,000	532,378
4.38%, 3/13/2025 (a)	1,019,000	992,261
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,414,000	1,457,085
7.00%, 10/15/2028	983,000	1,019,715
Texas Eastern Transmission LP 7.00%, 7/15/2032	492,000	525,166
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	1,759,000	1,671,261
4.10%, 4/15/2030	1,895,000	1,695,172
Security Description	Principal Amount	Value
4.25%, 5/15/2028	$1,672,000	$1,565,795
4.88%, 1/15/2026	2,450,000	2,399,579
6.20%, 3/9/2026	1,554,000	1,552,850
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	4,958,000	4,249,353
7.85%, 2/1/2026	1,675,000	1,741,615
Valero Energy Partners LP 4.50%, 3/15/2028	1,710,000	1,623,115
Western Midstream Operating LP:
3.10%, 2/1/2025	1,739,000	1,666,066
3.95%, 6/1/2025	2,288,000	2,197,601
4.05%, 2/1/2030	1,954,000	1,704,201
4.50%, 3/1/2028	1,710,000	1,588,881
4.65%, 7/1/2026	729,000	700,081
4.75%, 8/15/2028	1,038,000	970,426
6.15%, 4/1/2033 (a)	980,000	945,857
6.35%, 1/15/2029	730,000	732,241
Williams Cos., Inc.:
3.50%, 11/15/2030 (a)	1,192,000	1,025,156
3.75%, 6/15/2027	1,487,000	1,383,326
3.90%, 1/15/2025	1,666,000	1,621,035
4.00%, 9/15/2025	1,519,000	1,463,131
4.65%, 8/15/2032	1,035,000	938,579
5.30%, 8/15/2028	1,260,000	1,231,562
5.40%, 3/2/2026	1,647,000	1,634,005
5.65%, 3/15/2033	1,291,000	1,248,178
Series A, 7.50%, 1/15/2031	874,000	928,686
8.75%, 3/15/2032 (a)	857,000	971,855
		207,105,342
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	1,555,000	1,201,953
4.88%, 3/1/2026	1,594,000	1,550,532
Essential Properties LP 2.95%, 7/15/2031	1,607,000	1,171,101
		3,923,586
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Agree LP:
2.00%, 6/15/2028	1,840,000	1,514,228
4.80%, 10/1/2032	479,000	424,681
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	936,000	680,528
2.75%, 12/15/2029	772,000	642,705
3.38%, 8/15/2031	470,000	391,449
3.45%, 4/30/2025 (a)	430,000	413,651
3.80%, 4/15/2026	750,000	714,023
3.95%, 1/15/2028	449,000	415,226
4.30%, 1/15/2026	493,000	475,380
4.70%, 7/1/2030	1,696,000	1,560,456
4.90%, 12/15/2030	200,000	185,966

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
American Assets Trust LP 3.38%, 2/1/2031	$1,749,000	$1,307,273
American Homes 4 Rent LP:
2.38%, 7/15/2031	700,000	533,449
3.63%, 4/15/2032	4,000	3,301
4.25%, 2/15/2028	1,089,000	1,012,498
4.90%, 2/15/2029	1,645,000	1,550,610
American Tower Corp.:
1.30%, 9/15/2025	1,469,000	1,343,019
1.45%, 9/15/2026	1,649,000	1,454,303
1.60%, 4/15/2026	1,367,000	1,228,400
1.88%, 10/15/2030	1,376,000	1,040,559
2.10%, 6/15/2030	1,781,000	1,386,509
2.30%, 9/15/2031	789,000	598,046
2.40%, 3/15/2025	1,459,000	1,382,957
2.70%, 4/15/2031	1,272,000	1,008,810
2.75%, 1/15/2027	1,451,000	1,310,529
2.90%, 1/15/2030	1,407,000	1,170,075
2.95%, 1/15/2025	1,178,000	1,131,952
3.13%, 1/15/2027	585,000	534,298
3.38%, 10/15/2026	1,710,000	1,594,130
3.55%, 7/15/2027	954,000	875,047
3.60%, 1/15/2028 (a)	1,481,000	1,344,866
3.65%, 3/15/2027	930,000	862,296
3.80%, 8/15/2029	49,000	43,586
3.95%, 3/15/2029	1,099,000	993,342
4.05%, 3/15/2032 (a)	3,059,000	2,634,625
4.40%, 2/15/2026	1,315,000	1,273,196
5.25%, 7/15/2028	800,000	773,272
5.55%, 7/15/2033	95,000	90,553
5.65%, 3/15/2033	625,000	600,219
COR, 5.80%, 11/15/2028 (a)	750,000	744,173
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,044,000	879,445
2.05%, 1/15/2032 (a)	1,300,000	1,005,251
Series MTN, 2.30%, 3/1/2030 (a)	491,000	401,270
Series MTN, 2.45%, 1/15/2031 (a)	999,000	806,553
Series MTN, 2.90%, 10/15/2026	295,000	272,409
Series GMTN, 2.95%, 5/11/2026	1,427,000	1,335,586
Series MTN, 3.20%, 1/15/2028 (a)	206,000	187,792
Series MTN, 3.30%, 6/1/2029	1,157,000	1,022,695
Series MTN, 3.35%, 5/15/2027	846,000	781,916
Series GMTN, 3.45%, 6/1/2025	562,000	541,819
Series GMTN, 3.50%, 11/15/2024 (a)	453,000	441,399
Series GMTN, 3.50%, 11/15/2025	289,000	275,640
Security Description	Principal Amount	Value
Boston Properties LP:
2.55%, 4/1/2032	$1,559,000	$1,125,333
2.75%, 10/1/2026	1,604,000	1,437,328
2.90%, 3/15/2030	1,490,000	1,178,545
3.20%, 1/15/2025	815,000	780,583
3.25%, 1/30/2031	1,943,000	1,527,664
3.40%, 6/21/2029 (a)	1,411,000	1,176,943
3.65%, 2/1/2026 (a)	1,303,000	1,222,631
4.50%, 12/1/2028 (a)	1,467,000	1,327,415
6.75%, 12/1/2027	1,070,000	1,075,703
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,089,000	917,962
2.50%, 8/16/2031 (a)	979,000	739,341
3.85%, 2/1/2025	469,000	450,831
3.90%, 3/15/2027	29,000	26,702
4.05%, 7/1/2030	1,600,000	1,397,136
4.13%, 6/15/2026	480,000	452,362
4.13%, 5/15/2029	1,476,000	1,314,098
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,548,000	1,084,513
Camden Property Trust:
2.80%, 5/15/2030 (a)	1,599,000	1,353,218
3.15%, 7/1/2029 (a)	1,419,000	1,253,289
4.10%, 10/15/2028 (a)	602,000	562,581
Corporate Office Properties LP:
2.00%, 1/15/2029 (a)	874,000	682,288
2.25%, 3/15/2026	509,000	458,828
2.75%, 4/15/2031	463,000	346,088
Crown Castle, Inc.:
1.05%, 7/15/2026 (a)	1,538,000	1,349,272
REIT, 1.35%, 7/15/2025 (a)	1,521,000	1,400,963
2.10%, 4/1/2031	1,662,000	1,268,006
2.25%, 1/15/2031	1,773,000	1,376,344
2.50%, 7/15/2031 (a)	1,655,000	1,288,715
2.90%, 3/15/2027	1,702,000	1,542,233
3.10%, 11/15/2029	525,000	446,497
3.30%, 7/1/2030	1,687,000	1,423,288
3.65%, 9/1/2027	1,452,000	1,333,691
3.70%, 6/15/2026 (a)	1,586,000	1,499,690
3.80%, 2/15/2028	1,188,000	1,088,992
4.00%, 3/1/2027	1,343,000	1,260,392
4.30%, 2/15/2029 (a)	1,000,000	921,530
4.45%, 2/15/2026	842,000	814,576
4.80%, 9/1/2028	1,284,000	1,218,901
5.00%, 1/11/2028	1,189,000	1,146,683
CubeSmart LP:
2.00%, 2/15/2031	298,000	224,266
2.25%, 12/15/2028	1,014,000	848,353
2.50%, 2/15/2032	955,000	726,488
3.13%, 9/1/2026	691,000	636,736
4.38%, 2/15/2029	200,000	184,356
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	1,157,000	1,022,105

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 8/15/2027	$1,176,000	$1,085,624
4.45%, 7/15/2028 (a)	493,000	461,285
5.55%, 1/15/2028	1,338,000	1,306,664
EPR Properties:
3.60%, 11/15/2031	548,000	405,641
3.75%, 8/15/2029	645,000	517,226
4.50%, 4/1/2025 (a)	779,000	752,054
4.50%, 6/1/2027	997,000	891,607
4.75%, 12/15/2026	611,000	559,719
4.95%, 4/15/2028	688,000	608,385
Equinix, Inc.:
1.00%, 9/15/2025	2,402,000	2,183,634
1.25%, 7/15/2025	1,049,000	964,975
1.45%, 5/15/2026	2,061,000	1,841,256
1.55%, 3/15/2028	156,000	129,811
1.80%, 7/15/2027	355,000	306,014
2.15%, 7/15/2030	1,703,000	1,333,125
2.50%, 5/15/2031	2,331,000	1,818,530
2.63%, 11/18/2024	1,662,000	1,599,143
2.90%, 11/18/2026	1,339,000	1,227,127
3.20%, 11/18/2029	2,888,000	2,467,218
ERP Operating LP:
1.85%, 8/1/2031	525,000	397,394
2.50%, 2/15/2030	1,264,000	1,045,973
2.85%, 11/1/2026 (a)	848,000	783,255
3.00%, 7/1/2029 (a)	1,613,000	1,406,939
3.25%, 8/1/2027	165,000	150,855
3.38%, 6/1/2025 (a)	1,147,000	1,102,221
3.50%, 3/1/2028	473,000	434,086
4.15%, 12/1/2028 (a)	496,000	465,536
Essex Portfolio LP:
1.65%, 1/15/2031	1,189,000	872,120
1.70%, 3/1/2028	1,327,000	1,108,828
2.65%, 3/15/2032 (a)	479,000	368,068
3.38%, 4/15/2026 (a)	819,000	773,562
3.50%, 4/1/2025	1,253,000	1,205,399
3.63%, 5/1/2027	100,000	92,353
4.00%, 3/1/2029	524,000	475,373
Extra Space Storage LP:
2.20%, 10/15/2030	873,000	676,968
2.35%, 3/15/2032	1,163,000	876,809
2.40%, 10/15/2031	1,009,000	771,976
3.50%, 7/1/2026	456,000	426,565
3.88%, 12/15/2027	967,000	886,401
3.90%, 4/1/2029	125,000	112,109
4.00%, 6/15/2029	541,000	484,130
5.50%, 7/1/2030 (a)	1,050,000	1,015,970
5.70%, 4/1/2028 (a)	650,000	641,524
Federal Realty OP LP:
1.25%, 2/15/2026	1,818,000	1,631,455
3.20%, 6/15/2029 (a)	436,000	373,011
3.25%, 7/15/2027	179,000	162,908
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,497,000	1,160,310
Security Description	Principal Amount	Value
4.00%, 1/15/2030	$1,325,000	$1,126,369
4.00%, 1/15/2031	982,000	817,407
5.25%, 6/1/2025	1,409,000	1,380,425
5.30%, 1/15/2029	1,187,000	1,100,491
5.38%, 4/15/2026	1,476,000	1,431,868
5.75%, 6/1/2028	1,108,000	1,062,162
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	350,000	261,797
3.10%, 2/15/2030	511,000	424,503
3.50%, 8/1/2026	1,712,000	1,589,746
3.75%, 7/1/2027 (a)	767,000	705,356
Healthpeak OP LLC:
1.35%, 2/1/2027	511,000	444,156
2.88%, 1/15/2031 (a)	685,000	555,604
3.00%, 1/15/2030 (a)	1,717,000	1,449,285
3.25%, 7/15/2026	1,554,000	1,461,475
3.40%, 2/1/2025	699,000	674,717
3.50%, 7/15/2029	1,353,000	1,191,898
5.25%, 12/15/2032	1,426,000	1,324,312
Highwoods Realty LP:
2.60%, 2/1/2031	558,000	401,325
3.05%, 2/15/2030	1,102,000	846,468
3.88%, 3/1/2027	1,444,000	1,316,018
4.13%, 3/15/2028	1,359,000	1,208,708
4.20%, 4/15/2029	1,055,000	894,862
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	832,000	638,543
Series H, 3.38%, 12/15/2029	1,676,000	1,408,443
Series I, 3.50%, 9/15/2030	1,654,000	1,377,534
Series E, 4.00%, 6/15/2025	472,000	453,682
Series F, 4.50%, 2/1/2026	913,000	876,233
Hudson Pacific Properties LP:
3.25%, 1/15/2030	755,000	517,915
3.95%, 11/1/2027 (a)	463,000	365,358
4.65%, 4/1/2029 (a)	849,000	645,240
5.95%, 2/15/2028 (a)	420,000	350,255
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	466,000	344,654
2.30%, 11/15/2028	806,000	674,638
4.15%, 4/15/2032 (a)	1,199,000	1,029,210
5.45%, 8/15/2030	805,000	764,235
5.50%, 8/15/2033	1,035,000	963,078
Kilroy Realty LP:
2.50%, 11/15/2032	928,000	633,573
3.05%, 2/15/2030	1,409,000	1,106,840
3.45%, 12/15/2024	471,000	452,848
4.25%, 8/15/2029 (a)	780,000	667,329
4.38%, 10/1/2025	890,000	851,899
4.75%, 12/15/2028	1,117,000	1,008,662
Kimco Realty OP LLC:
1.90%, 3/1/2028	1,612,000	1,354,757

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 12/1/2031	$1,473,000	$1,104,161
2.80%, 10/1/2026	480,000	438,533
3.20%, 4/1/2032	1,524,000	1,223,665
3.30%, 2/1/2025	485,000	466,167
3.80%, 4/1/2027	464,000	430,017
4.60%, 2/1/2033	1,690,000	1,500,720
Kite Realty Group Trust:
4.00%, 3/15/2025	255,000	244,313
4.75%, 9/15/2030 (a)	311,000	278,588
Life Storage LP 2.20%, 10/15/2030	177,000	136,237
LXP Industrial Trust:
2.38%, 10/1/2031	956,000	701,389
2.70%, 9/15/2030	927,000	718,916
Mid-America Apartments LP:
1.10%, 9/15/2026	606,000	533,977
1.70%, 2/15/2031 (a)	633,000	482,447
2.75%, 3/15/2030	582,000	488,438
3.60%, 6/1/2027 (a)	789,000	738,283
3.95%, 3/15/2029	1,119,000	1,032,065
4.00%, 11/15/2025	463,000	447,943
4.20%, 6/15/2028	798,000	750,846
National Health Investors, Inc. 3.00%, 2/1/2031	1,435,000	1,048,368
NNN REIT, Inc.:
2.50%, 4/15/2030	1,173,000	955,702
3.50%, 10/15/2027	497,000	452,856
3.60%, 12/15/2026	478,000	443,837
4.00%, 11/15/2025 (a)	410,000	392,612
4.30%, 10/15/2028	594,000	548,470
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	1,247,000	913,477
3.38%, 2/1/2031 (a)	1,554,000	1,211,996
3.63%, 10/1/2029	1,723,000	1,438,619
4.50%, 1/15/2025	671,000	652,212
4.50%, 4/1/2027	465,000	431,660
4.75%, 1/15/2028 (a)	1,133,000	1,053,554
5.25%, 1/15/2026	1,517,000	1,476,193
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	970,000	711,573
Physicians Realty LP:
2.63%, 11/1/2031	514,000	387,870
3.95%, 1/15/2028	1,272,000	1,148,540
4.30%, 3/15/2027	471,000	441,878
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	668,000	433,238
3.15%, 8/15/2030 (a)	795,000	559,704
9.25%, 7/20/2028 (a)	1,160,000	1,168,990
Prologis LP:
1.25%, 10/15/2030	684,000	510,756
1.63%, 3/15/2031	657,000	495,082
1.75%, 7/1/2030	1,264,000	981,938
Security Description	Principal Amount	Value
1.75%, 2/1/2031	$1,034,000	$791,951
2.13%, 4/15/2027 (a)	812,000	726,496
2.25%, 4/15/2030	1,002,000	816,911
2.25%, 1/15/2032	1,525,000	1,177,971
2.88%, 11/15/2029	768,000	658,038
3.25%, 10/1/2026 (a)	946,000	889,694
3.38%, 12/15/2027	696,000	639,179
3.88%, 9/15/2028	637,000	590,696
4.00%, 9/15/2028	486,000	453,389
4.38%, 2/1/2029 (a)	1,270,000	1,203,312
4.63%, 1/15/2033	1,745,000	1,611,769
4.75%, 6/15/2033	200,000	184,030
4.88%, 6/15/2028	1,693,000	1,645,257
Public Storage Operating Co.:
0.88%, 2/15/2026	897,000	805,093
1.50%, 11/9/2026	1,330,000	1,187,171
1.85%, 5/1/2028	617,000	527,985
1.95%, 11/9/2028 (a)	712,000	602,665
2.25%, 11/9/2031	748,000	583,919
2.30%, 5/1/2031	675,000	538,049
3.09%, 9/15/2027 (a)	430,000	396,185
3.39%, 5/1/2029	1,403,000	1,264,580
5.10%, 8/1/2033	365,000	348,831
5.13%, 1/15/2029	1,570,000	1,543,781
Rayonier LP 2.75%, 5/17/2031	1,488,000	1,152,411
Realty Income Corp.:
0.75%, 3/15/2026	1,025,000	906,920
2.20%, 6/15/2028	1,496,000	1,273,530
3.00%, 1/15/2027	1,239,000	1,134,998
3.10%, 12/15/2029	588,000	508,391
3.25%, 6/15/2029	891,000	789,747
3.25%, 1/15/2031	1,637,000	1,374,180
3.40%, 1/15/2028	1,043,000	946,804
3.65%, 1/15/2028 (a)	1,172,000	1,079,799
3.88%, 4/15/2025	2,000	1,941
3.95%, 8/15/2027	464,000	434,146
4.13%, 10/15/2026	818,000	782,319
4.63%, 11/1/2025	849,000	828,896
4.70%, 12/15/2028	2,623,000	2,498,512
4.85%, 3/15/2030	1,581,000	1,489,255
4.88%, 6/1/2026 (a)	797,000	780,263
5.05%, 1/13/2026 (a)	320,000	315,539
5.63%, 10/13/2032	1,433,000	1,386,470
Regency Centers LP:
2.95%, 9/15/2029 (a)	1,337,000	1,136,330
3.60%, 2/1/2027 (a)	465,000	434,626
3.70%, 6/15/2030	623,000	541,543
4.13%, 3/15/2028	1,057,000	978,275
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028 (a)	2,000,000	1,972,200
Rexford Industrial Realty LP:
2.13%, 12/1/2030	793,000	601,498
2.15%, 9/1/2031	605,000	450,840

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2028	$951,000	$909,717
Sabra Health Care LP:
3.20%, 12/1/2031	1,203,000	902,623
3.90%, 10/15/2029	2,590,000	2,154,051
5.13%, 8/15/2026	1,547,000	1,478,097
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,544,000	1,154,511
2.85%, 1/15/2032 (a)	468,000	343,563
Simon Property Group LP:
1.38%, 1/15/2027 (a)	1,439,000	1,255,743
1.75%, 2/1/2028	1,246,000	1,057,094
2.20%, 2/1/2031	1,583,000	1,220,683
2.25%, 1/15/2032	330,000	247,540
2.45%, 9/13/2029 (a)	1,486,000	1,233,766
2.65%, 7/15/2030	1,474,000	1,211,068
2.65%, 2/1/2032 (a)	948,000	739,279
3.25%, 11/30/2026	687,000	638,999
3.30%, 1/15/2026	1,352,000	1,282,737
3.38%, 10/1/2024 (a)	1,411,000	1,373,030
3.38%, 6/15/2027 (a)	1,487,000	1,371,415
3.38%, 12/1/2027 (a)	973,000	888,067
3.50%, 9/1/2025 (a)	1,545,000	1,481,979
5.50%, 3/8/2033 (a)	940,000	892,812
SITE Centers Corp.:
3.63%, 2/1/2025	528,000	502,302
4.25%, 2/1/2026	824,000	770,407
4.70%, 6/1/2027	304,000	280,683
Spirit Realty LP:
2.10%, 3/15/2028	585,000	492,248
2.70%, 2/15/2032	342,000	260,197
3.20%, 1/15/2027	471,000	426,575
3.20%, 2/15/2031	464,000	374,754
3.40%, 1/15/2030	1,505,000	1,256,991
4.00%, 7/15/2029	1,112,000	983,531
4.45%, 9/15/2026 (a)	840,000	800,108
STORE Capital Corp.:
2.70%, 12/1/2031	1,602,000	1,091,523
2.75%, 11/18/2030	501,000	358,521
4.50%, 3/15/2028 (a)	1,252,000	1,097,553
4.63%, 3/15/2029 (a)	530,000	453,934
Sun Communities Operating LP:
2.30%, 11/1/2028 (a)	1,696,000	1,406,730
2.70%, 7/15/2031	1,208,000	928,348
4.20%, 4/15/2032	1,541,000	1,313,703
5.70%, 1/15/2033	1,133,000	1,069,155
Tanger Properties LP:
2.75%, 9/1/2031	1,161,000	837,220
3.13%, 9/1/2026 (a)	517,000	466,913
3.88%, 7/15/2027 (a)	518,000	457,208
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	380,000	351,055
3.00%, 8/15/2031 (a)	1,236,000	1,001,741
Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/15/2030	$478,000	$409,522
Series GMTN, 3.50%, 1/15/2028	325,000	293,413
Series MTN, 3.50%, 7/1/2027	1,438,000	1,327,547
Series MTN, 4.40%, 1/26/2029	1,287,000	1,186,575
Ventas Realty LP:
2.50%, 9/1/2031	1,491,000	1,138,408
2.65%, 1/15/2025	243,000	231,574
3.00%, 1/15/2030	971,000	805,085
3.25%, 10/15/2026	778,000	714,406
3.50%, 2/1/2025	1,163,000	1,118,922
3.85%, 4/1/2027	562,000	521,485
4.00%, 3/1/2028	641,000	588,188
4.13%, 1/15/2026	1,031,000	986,739
4.40%, 1/15/2029 (a)	1,697,000	1,565,873
4.75%, 11/15/2030 (a)	485,000	444,338
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	14,918
3.40%, 1/15/2028	81,000	71,903
3.95%, 8/15/2027	250,000	230,255
4.63%, 11/1/2025	66,000	63,666
VICI Properties LP:
4.38%, 5/15/2025	849,000	821,942
4.75%, 2/15/2028	1,401,000	1,310,607
4.95%, 2/15/2030	2,758,000	2,528,397
5.13%, 5/15/2032	2,757,000	2,472,560
Vornado Realty LP:
2.15%, 6/1/2026	1,134,000	963,140
3.40%, 6/1/2031	774,000	558,201
3.50%, 1/15/2025	664,000	628,350
Welltower OP LLC:
2.05%, 1/15/2029 (a)	849,000	700,807
2.70%, 2/15/2027	1,569,000	1,426,660
2.75%, 1/15/2031	1,410,000	1,128,945
2.75%, 1/15/2032	466,000	364,626
2.80%, 6/1/2031	500,000	399,140
3.10%, 1/15/2030	971,000	821,777
3.85%, 6/15/2032	514,000	438,128
4.00%, 6/1/2025	1,633,000	1,577,347
4.25%, 4/1/2026	685,000	657,929
4.25%, 4/15/2028	1,443,000	1,342,033
Weyerhaeuser Co.:
3.38%, 3/9/2033	444,000	362,788
4.00%, 11/15/2029	1,742,000	1,567,504
4.00%, 4/15/2030	558,000	494,678
4.75%, 5/15/2026	1,449,000	1,413,949
6.95%, 10/1/2027	2,413,000	2,516,711
7.38%, 3/15/2032	1,548,000	1,676,221
WP Carey, Inc.:
2.40%, 2/1/2031	662,000	512,686
2.45%, 2/1/2032	54,000	40,657
3.85%, 7/15/2029	1,169,000	1,030,520

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/2025	$1,126,000	$1,094,889
4.25%, 10/1/2026	1,302,000	1,243,983
		321,812,815
RETAIL — 2.3%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	600,000	487,080
5.95%, 3/9/2028	721,000	682,246
AutoNation, Inc.:
1.95%, 8/1/2028 (a)	816,000	663,996
2.40%, 8/1/2031	1,626,000	1,200,004
3.50%, 11/15/2024	771,000	744,185
3.80%, 11/15/2027	706,000	633,840
3.85%, 3/1/2032 (a)	1,610,000	1,307,513
4.50%, 10/1/2025	972,000	937,611
4.75%, 6/1/2030	1,500,000	1,351,935
AutoZone, Inc.:
3.13%, 4/21/2026	1,153,000	1,081,745
3.25%, 4/15/2025	1,077,000	1,036,268
3.75%, 6/1/2027	944,000	887,719
4.00%, 4/15/2030 (a)	100,000	89,907
4.50%, 2/1/2028	644,000	617,042
4.75%, 8/1/2032	973,000	890,490
4.75%, 2/1/2033	1,749,000	1,587,340
5.05%, 7/15/2026	660,000	650,364
5.20%, 8/1/2033	1,540,000	1,440,331
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	27,000	21,032
4.45%, 10/1/2028 (a)	492,000	466,888
Costco Wholesale Corp.:
1.38%, 6/20/2027 (a)	1,221,000	1,066,653
1.60%, 4/20/2030	3,151,000	2,526,850
1.75%, 4/20/2032 (a)	1,476,000	1,131,147
3.00%, 5/18/2027	1,331,000	1,239,387
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	1,745,000	1,631,854
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,616,000	1,242,526
Dollar General Corp.:
3.50%, 4/3/2030	949,000	808,985
3.88%, 4/15/2027	1,210,000	1,131,798
4.13%, 5/1/2028 (a)	529,000	492,843
4.15%, 11/1/2025	1,404,000	1,353,596
5.00%, 11/1/2032	1,453,000	1,315,822
5.20%, 7/5/2028 (a)	975,000	944,015
5.45%, 7/5/2033 (a)	1,716,000	1,586,116
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,091,000	843,790
4.00%, 5/15/2025	1,482,000	1,434,250
4.20%, 5/15/2028 (a)	1,598,000	1,486,380
Genuine Parts Co.:
1.75%, 2/1/2025	1,567,000	1,476,474
1.88%, 11/1/2030	1,643,000	1,244,129
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	1,581,000	1,318,601
1.38%, 3/15/2031	1,384,000	1,047,370
Security Description	Principal Amount	Value
1.50%, 9/15/2028 (a)	$1,432,000	$1,203,066
1.88%, 9/15/2031	1,452,000	1,124,981
2.13%, 9/15/2026 (a)	1,742,000	1,597,780
2.50%, 4/15/2027 (a)	1,139,000	1,038,176
2.70%, 4/15/2025 (a)	880,000	844,950
2.70%, 4/15/2030	1,776,000	1,513,560
2.80%, 9/14/2027	1,310,000	1,199,973
2.88%, 4/15/2027	1,696,000	1,569,207
2.95%, 6/15/2029 (a)	2,855,000	2,540,522
3.00%, 4/1/2026	1,288,000	1,220,277
3.25%, 4/15/2032	1,201,000	1,029,797
3.35%, 9/15/2025 (a)	1,234,000	1,186,503
3.90%, 12/6/2028 (a)	1,707,000	1,609,001
4.00%, 9/15/2025	1,202,000	1,173,296
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	1,331,000	1,107,432
1.70%, 9/15/2028 (a)	1,417,000	1,182,529
1.70%, 10/15/2030	4,045,000	3,100,654
2.50%, 4/15/2026	1,084,000	1,006,895
2.63%, 4/1/2031	3,495,000	2,829,692
3.10%, 5/3/2027	1,000	921
3.35%, 4/1/2027 (a)	1,116,000	1,038,103
3.38%, 9/15/2025 (a)	1,568,000	1,499,855
3.75%, 4/1/2032 (a)	1,815,000	1,571,282
4.00%, 4/15/2025	1,187,000	1,157,076
4.40%, 9/8/2025 (a)	1,030,000	1,007,000
4.50%, 4/15/2030 (a)	1,347,000	1,256,549
4.80%, 4/1/2026	1,396,000	1,369,406
5.00%, 4/15/2033 (a)	2,626,000	2,471,119
5.15%, 7/1/2033 (a)	1,642,000	1,560,705
6.50%, 3/15/2029	1,037,000	1,090,934
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	1,190,000	1,101,285
Series MTN, 2.13%, 3/1/2030	1,396,000	1,143,031
Series MTN, 2.63%, 9/1/2029	401,000	345,734
Series MTN, 3.30%, 7/1/2025	1,315,000	1,266,292
Series MTN, 3.38%, 5/26/2025	1,690,000	1,631,425
Series MTN, 3.50%, 3/1/2027	1,057,000	994,087
Series MTN, 3.50%, 7/1/2027	1,491,000	1,394,502
Series MTN, 3.60%, 7/1/2030 (a)	1,141,000	1,019,495
Series MTN, 3.70%, 1/30/2026	1,311,000	1,260,736
Series MTN, 3.80%, 4/1/2028 (a)	1,517,000	1,425,130
Series MTN, 4.60%, 9/9/2032 (a)	1,664,000	1,560,017
4.80%, 8/14/2028 (a)	1,455,000	1,422,248
4.95%, 8/14/2033 (a)	1,310,000	1,248,705

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	$353,000	$268,975
3.55%, 3/15/2026	905,000	861,098
3.60%, 9/1/2027 (a)	928,000	866,325
3.90%, 6/1/2029 (a)	1,096,000	1,007,684
4.20%, 4/1/2030	1,222,000	1,112,191
4.35%, 6/1/2028	525,000	501,333
4.70%, 6/15/2032	1,419,000	1,300,698
Ross Stores, Inc.:
0.88%, 4/15/2026	1,161,000	1,028,704
4.60%, 4/15/2025	469,000	459,536
Starbucks Corp.:
2.00%, 3/12/2027 (a)	796,000	709,204
2.25%, 3/12/2030 (a)	1,574,000	1,289,877
2.45%, 6/15/2026	1,721,000	1,593,250
2.55%, 11/15/2030	1,724,000	1,413,611
3.00%, 2/14/2032 (a)	1,387,000	1,145,398
3.50%, 3/1/2028 (a)	1,626,000	1,503,709
3.80%, 8/15/2025 (a)	1,180,000	1,141,980
4.75%, 2/15/2026	1,296,000	1,276,560
4.80%, 2/15/2033	1,349,000	1,269,369
Target Corp.:
1.95%, 1/15/2027 (a)	485,000	437,873
2.25%, 4/15/2025	1,016,000	967,852
2.35%, 2/15/2030 (a)	2,080,000	1,739,088
2.50%, 4/15/2026	464,000	436,216
2.65%, 9/15/2030	959,000	808,485
3.38%, 4/15/2029 (a)	1,950,000	1,788,286
4.40%, 1/15/2033 (a)	1,524,000	1,403,071
4.50%, 9/15/2032 (a)	866,000	805,683
6.35%, 11/1/2032	329,000	347,848
TJX Cos., Inc.:
1.60%, 5/15/2031 (a)	983,000	763,044
2.25%, 9/15/2026 (a)	1,707,000	1,568,443
3.88%, 4/15/2030	2,504,000	2,297,545
Tractor Supply Co. 5.25%, 5/15/2033 (a)	832,000	783,370
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	2,029,000	1,651,160
3.45%, 6/1/2026	1,582,000	1,466,625
3.80%, 11/18/2024	1,205,000	1,172,802
Walmart, Inc.:
1.05%, 9/17/2026	1,387,000	1,235,359
1.50%, 9/22/2028	1,165,000	987,105
1.80%, 9/22/2031 (a)	985,000	774,594
2.38%, 9/24/2029 (a)	990,000	859,954
2.65%, 12/15/2024	490,000	474,761
3.05%, 7/8/2026	711,000	673,900
3.25%, 7/8/2029 (a)	1,547,000	1,411,622
3.55%, 6/26/2025	976,000	946,603
3.70%, 6/26/2028 (a)	1,347,000	1,274,020
3.90%, 9/9/2025 (a)	1,242,000	1,210,540
3.90%, 4/15/2028	1,181,000	1,128,150
3.95%, 9/9/2027 (a)	460,000	442,962
Security Description	Principal Amount	Value
4.00%, 4/15/2026 (a)	$1,364,000	$1,327,199
4.00%, 4/15/2030	853,000	799,210
4.10%, 4/15/2033	635,000	580,993
4.15%, 9/9/2032 (a)	1,061,000	987,271
5.88%, 4/5/2027 (a)	552,000	571,154
7.55%, 2/15/2030	860,000	973,142
		153,859,482
SEMICONDUCTORS — 2.1%
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	1,215,000	1,024,391
2.10%, 10/1/2031	1,501,000	1,185,745
2.95%, 4/1/2025	466,000	448,539
3.45%, 6/15/2027	475,000	444,643
3.50%, 12/5/2026	1,616,000	1,532,728
Applied Materials, Inc.:
1.75%, 6/1/2030	1,585,000	1,268,063
3.30%, 4/1/2027	169,000	158,456
3.90%, 10/1/2025 (a)	909,000	882,621
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.13%, 1/15/2025	632,000	609,292
3.50%, 1/15/2028	1,362,000	1,237,173
3.88%, 1/15/2027 (a)	3,744,000	3,518,312
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	557,000	474,714
2.45%, 2/15/2031 (e)	3,829,000	2,989,492
2.60%, 2/15/2033 (e)	2,442,000	1,821,121
3.15%, 11/15/2025	801,000	756,224
3.42%, 4/15/2033 (e)	6,050,000	4,821,668
3.46%, 9/15/2026 (a)	1,626,000	1,525,546
3.63%, 10/15/2024 (a)	130,000	126,789
4.00%, 4/15/2029 (e)	150,000	135,196
4.11%, 9/15/2028 (a)	1,529,000	1,408,438
4.15%, 11/15/2030	2,249,000	1,992,367
4.15%, 4/15/2032 (e)	1,522,000	1,317,382
4.30%, 11/15/2032	2,393,000	2,087,246
4.75%, 4/15/2029	4,516,000	4,255,382
5.00%, 4/15/2030 (a)	1,114,000	1,061,208
Intel Corp.:
1.60%, 8/12/2028 (a)	2,031,000	1,715,890
2.00%, 8/12/2031 (a)	2,174,000	1,699,590
2.45%, 11/15/2029 (a)	2,862,000	2,429,065
2.60%, 5/19/2026 (a)	1,122,000	1,049,620
3.15%, 5/11/2027 (a)	1,416,000	1,311,457
3.40%, 3/25/2025	1,450,000	1,404,325
3.70%, 7/29/2025	2,243,000	2,170,484
3.75%, 3/25/2027	1,237,000	1,173,703
3.75%, 8/5/2027 (a)	1,199,000	1,130,525
3.90%, 3/25/2030	2,122,000	1,934,330
4.00%, 8/5/2029	1,187,000	1,105,679
4.00%, 12/15/2032 (a)	534,000	475,874
4.15%, 8/5/2032 (a)	835,000	759,933
4.88%, 2/10/2026	3,201,000	3,160,859
4.88%, 2/10/2028 (a)	2,157,000	2,115,284
5.13%, 2/10/2030 (a)	1,882,000	1,844,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 2/10/2033 (a)	$2,522,000	$2,441,044
KLA Corp.:
4.10%, 3/15/2029 (a)	1,186,000	1,119,418
4.65%, 11/1/2024	567,000	559,192
4.65%, 7/15/2032	1,731,000	1,639,482
Lam Research Corp.:
1.90%, 6/15/2030	1,197,000	959,743
3.75%, 3/15/2026 (a)	1,519,000	1,461,187
3.80%, 3/15/2025 (a)	840,000	817,765
4.00%, 3/15/2029	1,152,000	1,082,246
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,649
Marvell Technology, Inc.:
1.65%, 4/15/2026	450,000	406,674
2.45%, 4/15/2028	1,585,000	1,368,854
2.95%, 4/15/2031 (a)	1,497,000	1,210,474
COR, 5.75%, 2/15/2029	2,500,000	2,477,200
COR, 5.95%, 9/15/2033	1,310,000	1,285,935
Microchip Technology, Inc. 4.25%, 9/1/2025	1,746,200	1,689,885
Micron Technology, Inc.:
2.70%, 4/15/2032 (a)	1,754,000	1,338,670
4.19%, 2/15/2027	1,109,000	1,042,416
4.66%, 2/15/2030 (a)	1,653,000	1,505,420
4.98%, 2/6/2026	1,387,000	1,355,016
5.33%, 2/6/2029	1,689,000	1,622,589
5.38%, 4/15/2028	1,212,000	1,169,483
5.88%, 2/9/2033	1,231,000	1,176,417
6.75%, 11/1/2029	2,116,000	2,151,083
NVIDIA Corp.:
1.55%, 6/15/2028	1,404,000	1,197,893
2.00%, 6/15/2031	1,006,000	803,683
2.85%, 4/1/2030 (a)	3,239,000	2,820,262
3.20%, 9/16/2026 (a)	713,000	674,740
NXP BV/NXP Funding LLC:
5.35%, 3/1/2026 (a)	1,598,000	1,577,098
5.55%, 12/1/2028	1,335,000	1,310,730
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,831,000	1,428,693
2.65%, 2/15/2032	1,407,000	1,088,652
2.70%, 5/1/2025	595,000	565,018
3.15%, 5/1/2027	661,000	603,334
3.40%, 5/1/2030	1,509,000	1,289,637
3.88%, 6/18/2026	1,506,000	1,431,137
4.30%, 6/18/2029	1,557,000	1,426,944
4.40%, 6/1/2027	520,000	493,199
5.00%, 1/15/2033	500,000	458,940
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	1,764,000	1,661,512
4.38%, 10/15/2029	1,235,000	1,086,220
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	982,000	825,361
1.65%, 5/20/2032	1,021,000	762,554
Security Description	Principal Amount	Value
2.15%, 5/20/2030 (a)	$2,643,000	$2,183,937
3.25%, 5/20/2027 (a)	2,526,000	2,354,762
3.45%, 5/20/2025 (a)	880,000	851,303
4.25%, 5/20/2032 (a)	1,495,000	1,383,966
5.40%, 5/20/2033 (a)	1,356,000	1,357,003
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	904,000	804,180
3.00%, 6/1/2031	1,739,500	1,355,018
Texas Instruments, Inc.:
1.13%, 9/15/2026	1,304,000	1,164,016
1.38%, 3/12/2025	624,000	588,838
1.75%, 5/4/2030 (a)	871,000	704,665
2.25%, 9/4/2029 (a)	1,530,000	1,302,734
2.90%, 11/3/2027	1,130,000	1,035,826
3.65%, 8/16/2032	1,672,000	1,469,538
4.60%, 2/15/2028	546,000	534,862
4.70%, 11/18/2024	470,000	466,000
4.90%, 3/14/2033 (a)	1,023,000	988,494
TSMC Arizona Corp.:
1.75%, 10/25/2026	943,000	845,249
2.50%, 10/25/2031	2,012,000	1,619,217
3.88%, 4/22/2027	1,272,000	1,209,545
4.13%, 4/22/2029	1,367,000	1,286,279
4.25%, 4/22/2032	749,000	688,698
Xilinx, Inc. 2.38%, 6/1/2030	2,279,000	1,888,243
		140,036,856
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,513,000	1,268,651
3.48%, 12/1/2027	1,442,000	1,315,291
3.84%, 5/1/2025	974,000	940,718
Series WI, 4.20%, 5/1/2030	1,612,000	1,454,363
		4,979,023
SOFTWARE — 2.2%
Activision Blizzard, Inc.:
3.40%, 9/15/2026	1,332,000	1,262,310
3.40%, 6/15/2027	813,000	760,757
Adobe, Inc.:
1.90%, 2/1/2025 (a)	446,000	425,618
2.15%, 2/1/2027 (a)	1,149,000	1,042,901
2.30%, 2/1/2030 (a)	2,481,000	2,086,198
3.25%, 2/1/2025 (a)	1,025,000	996,167
Autodesk, Inc.:
2.40%, 12/15/2031	1,327,000	1,044,190
2.85%, 1/15/2030	490,000	415,373
3.50%, 6/15/2027 (a)	1,692,000	1,579,025
4.38%, 6/15/2025 (a)	476,000	465,514
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,299,000	1,028,639
2.90%, 12/1/2029	1,577,000	1,331,414

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 6/27/2026	$920,000	$863,558
Cadence Design Systems, Inc. 4.38%, 10/15/2024	460,000	453,316
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,654,000	1,595,746
6.65%, 8/2/2026 (a)	1,715,000	1,705,139
6.85%, 8/2/2033	1,620,000	1,497,155
Electronic Arts, Inc.:
1.85%, 2/15/2031 (a)	1,814,000	1,406,122
4.80%, 3/1/2026 (a)	2,000	1,963
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	1,614,000	1,444,998
1.65%, 3/1/2028	923,000	780,120
2.25%, 3/1/2031 (a)	1,653,000	1,290,216
3.75%, 5/21/2029	469,000	427,920
4.50%, 7/15/2025 (a)	1,570,000	1,531,896
4.70%, 7/15/2027	545,000	527,522
5.10%, 7/15/2032 (a)	1,526,000	1,438,224
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	1,001,000	887,757
2.65%, 6/1/2030 (a)	1,583,000	1,299,532
3.20%, 7/1/2026 (a)	2,778,000	2,596,041
3.50%, 7/1/2029	4,247,000	3,780,637
3.85%, 6/1/2025	1,203,000	1,162,507
4.20%, 10/1/2028	1,956,000	1,832,909
5.38%, 8/21/2028	1,135,000	1,118,066
5.45%, 3/2/2028 (a)	1,596,000	1,580,583
5.60%, 3/2/2033	1,608,000	1,557,364
5.63%, 8/21/2033	1,208,000	1,170,757
Intuit, Inc.:
0.95%, 7/15/2025	925,000	852,036
1.35%, 7/15/2027	754,000	651,554
1.65%, 7/15/2030 (a)	1,741,000	1,367,660
COR, 5.13%, 9/15/2028 (a)	2,250,000	2,225,070
5.20%, 9/15/2033	2,000,000	1,947,320
COR, 5.25%, 9/15/2026 (a)	2,000,000	1,995,200
Microsoft Corp.:
2.40%, 8/8/2026	4,226,000	3,925,362
2.70%, 2/12/2025	2,050,000	1,978,455
3.13%, 11/3/2025	2,998,000	2,871,335
3.30%, 2/6/2027	4,354,000	4,130,727
Oracle Corp.:
1.65%, 3/25/2026	3,381,000	3,061,394
2.30%, 3/25/2028	1,934,000	1,673,819
2.50%, 4/1/2025	4,767,000	4,537,898
2.65%, 7/15/2026	4,245,000	3,913,381
2.80%, 4/1/2027	2,426,000	2,202,274
2.88%, 3/25/2031	7,846,000	6,409,240
2.95%, 11/15/2024	2,470,000	2,393,158
2.95%, 5/15/2025	2,985,000	2,854,585
2.95%, 4/1/2030	3,946,000	3,314,009
3.25%, 11/15/2027	3,385,000	3,081,602
Security Description	Principal Amount	Value
3.25%, 5/15/2030 (a)	$930,000	$793,271
4.50%, 5/6/2028 (a)	1,403,000	1,337,326
4.65%, 5/6/2030	1,614,000	1,508,703
4.90%, 2/6/2033	2,220,000	2,044,620
5.80%, 11/10/2025	1,465,000	1,469,937
6.15%, 11/9/2029 (a)	1,041,000	1,056,813
6.25%, 11/9/2032	3,198,000	3,235,640
Roper Technologies, Inc.:
1.00%, 9/15/2025	1,378,000	1,258,941
1.40%, 9/15/2027	4,000	3,423
1.75%, 2/15/2031	1,713,000	1,298,814
2.00%, 6/30/2030	943,000	745,008
2.95%, 9/15/2029 (a)	1,239,000	1,072,949
3.80%, 12/15/2026	975,000	923,033
3.85%, 12/15/2025	680,000	653,861
4.20%, 9/15/2028 (a)	1,401,000	1,317,683
Salesforce, Inc.:
1.50%, 7/15/2028	1,325,000	1,126,237
1.95%, 7/15/2031	1,976,000	1,560,329
3.70%, 4/11/2028 (a)	2,208,000	2,080,422
ServiceNow, Inc. 1.40%, 9/1/2030	1,736,000	1,328,023
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	1,483,000	1,430,279
3.70%, 4/14/2027 (a)	512,000	479,355
4.95%, 3/28/2028	1,258,000	1,214,926
5.00%, 3/28/2026	1,166,000	1,143,671
VMware, Inc.:
1.40%, 8/15/2026	1,311,000	1,156,879
1.80%, 8/15/2028	1,249,000	1,035,871
2.20%, 8/15/2031	2,072,000	1,559,739
3.90%, 8/21/2027	1,164,000	1,083,870
4.50%, 5/15/2025	1,743,000	1,701,795
4.65%, 5/15/2027 (a)	1,586,000	1,527,873
4.70%, 5/15/2030	1,355,000	1,244,676
Workday, Inc.:
3.50%, 4/1/2027 (a)	1,416,000	1,320,760
3.70%, 4/1/2029 (a)	1,346,000	1,220,674
3.80%, 4/1/2032	1,598,000	1,369,390
		142,079,024
TELECOMMUNICATIONS — 3.1%
America Movil SAB de CV:
2.88%, 5/7/2030	1,444,000	1,208,368
3.63%, 4/22/2029	1,722,000	1,549,886
4.70%, 7/21/2032	960,000	884,352
AT&T, Inc.:
1.65%, 2/1/2028	3,363,000	2,838,876
1.70%, 3/25/2026	3,724,000	3,378,711
2.25%, 2/1/2032	3,154,000	2,373,795
2.30%, 6/1/2027	2,498,000	2,212,104
2.75%, 6/1/2031 (a)	3,426,000	2,744,397
2.95%, 7/15/2026 (a)	1,002,000	930,227
3.80%, 2/15/2027	2,094,000	1,967,313
3.88%, 1/15/2026	1,096,000	1,052,445

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 2/15/2028	$2,117,000	$1,976,495
4.25%, 3/1/2027	1,938,000	1,847,922
4.30%, 2/15/2030	4,994,000	4,540,045
4.35%, 3/1/2029 (a)	4,256,000	3,956,803
5.54%, 2/20/2026	1,919,000	1,905,164
Bell Telephone Co. of Canada or Bell Canada 5.10%, 5/11/2033 (a)	1,769,000	1,654,953
British Telecommunications PLC:
5.13%, 12/4/2028	1,529,000	1,470,363
9.63%, 12/15/2030	4,010,000	4,722,336
Cisco Systems, Inc.:
2.50%, 9/20/2026	1,542,000	1,432,611
2.95%, 2/28/2026	287,000	272,529
3.50%, 6/15/2025 (a)	452,000	437,902
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	5,905,000	6,761,875
9.25%, 6/1/2032	573,000	697,696
Juniper Networks, Inc.:
1.20%, 12/10/2025	456,000	411,348
2.00%, 12/10/2030	1,283,000	962,725
3.75%, 8/15/2029	928,000	824,973
Koninklijke KPN NV 8.38%, 10/1/2030	1,207,000	1,348,002
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,612,000	1,248,833
2.75%, 5/24/2031	1,760,000	1,389,714
4.60%, 2/23/2028 (a)	1,331,000	1,272,503
4.60%, 5/23/2029	349,000	329,589
5.60%, 6/1/2032	1,499,000	1,431,530
Nokia Oyj 4.38%, 6/12/2027	1,515,000	1,401,526
Orange SA 9.00%, 3/1/2031	3,757,000	4,439,384
Rogers Communications, Inc.:
2.90%, 11/15/2026	787,000	718,169
2.95%, 3/15/2025	1,632,000	1,556,569
3.20%, 3/15/2027	1,718,000	1,570,974
3.63%, 12/15/2025	1,724,000	1,632,335
3.80%, 3/15/2032	2,376,000	1,972,056
Sprint Capital Corp.:
6.88%, 11/15/2028	5,157,000	5,325,170
8.75%, 3/15/2032	2,639,000	3,055,170
Sprint LLC:
7.13%, 6/15/2024 (a)	474,000	476,967
7.63%, 3/1/2026	2,658,000	2,734,683
Telefonica Emisiones SA 4.10%, 3/8/2027	601,000	566,184
Telefonica Europe BV 8.25%, 9/15/2030 (a)	3,036,000	3,380,616
TELUS Corp.:
2.80%, 2/16/2027	733,000	671,340
3.40%, 5/13/2032	2,030,000	1,655,445
3.70%, 9/15/2027 (a)	1,180,000	1,098,828
Security Description	Principal Amount	Value
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (a)	$1,299,000	$1,177,258
2.05%, 2/15/2028 (a)	2,428,000	2,089,658
2.25%, 2/15/2026	2,352,000	2,166,451
2.25%, 11/15/2031	1,498,000	1,140,338
2.40%, 3/15/2029	1,310,000	1,100,479
2.55%, 2/15/2031	3,072,000	2,445,343
2.63%, 4/15/2026 (a)	317,000	293,105
2.63%, 2/15/2029 (a)	1,780,000	1,508,158
2.70%, 3/15/2032	2,189,000	1,707,595
2.88%, 2/15/2031 (a)	1,650,000	1,338,628
3.38%, 4/15/2029	3,124,000	2,746,308
3.50%, 4/15/2025	4,090,000	3,945,582
3.50%, 4/15/2031	5,439,000	4,593,888
3.75%, 4/15/2027	5,112,000	4,773,688
3.88%, 4/15/2030	10,044,000	8,890,647
4.75%, 2/1/2028	1,705,000	1,634,720
4.80%, 7/15/2028	1,571,000	1,508,474
4.95%, 3/15/2028	1,385,000	1,343,865
5.05%, 7/15/2033	528,000	489,012
5.20%, 1/15/2033	1,561,000	1,474,427
5.38%, 4/15/2027	125,000	122,976
Verizon Communications, Inc.:
0.85%, 11/20/2025	2,200,000	1,990,230
1.45%, 3/20/2026 (a)	3,392,000	3,061,144
1.50%, 9/18/2030 (a)	1,561,000	1,183,144
1.68%, 10/30/2030	1,600,000	1,213,584
1.75%, 1/20/2031	3,037,000	2,288,045
2.10%, 3/22/2028	4,214,000	3,621,259
2.36%, 3/15/2032	7,056,000	5,378,718
2.55%, 3/21/2031	5,693,500	4,529,578
2.63%, 8/15/2026	2,177,000	2,010,721
3.00%, 3/22/2027	1,352,000	1,239,392
3.15%, 3/22/2030	2,267,000	1,930,849
3.38%, 2/15/2025	1,873,000	1,812,296
3.50%, 11/1/2024 (a)	1,445,000	1,410,595
3.88%, 2/8/2029 (a)	1,620,000	1,482,835
4.02%, 12/3/2029	4,713,000	4,263,097
4.13%, 3/16/2027	4,552,000	4,331,319
4.33%, 9/21/2028	10,855,000	10,193,279
4.50%, 8/10/2033	92,000	81,907
5.05%, 5/9/2033 (a)	1,688,000	1,576,795
7.75%, 12/1/2030	1,522,000	1,691,962
Vodafone Group PLC:
4.13%, 5/30/2025	1,732,000	1,688,631
4.38%, 5/30/2028	1,610,000	1,553,666
6.25%, 11/30/2032	1,368,000	1,385,387
7.88%, 2/15/2030 (a)	1,193,000	1,308,578
		202,009,412
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	1,269,000	1,225,270
3.50%, 9/15/2027	1,218,000	1,120,365
3.55%, 11/19/2026	830,000	772,174

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 11/19/2029	$1,906,000	$1,686,601
		4,804,410
TRANSPORTATION — 1.0%
BNSF Funding Trust I 3 mo. USD LIBOR + 2.35%, 6.61%, 12/15/2055 (b)	374,000	362,922
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (a)	734,000	709,639
3.25%, 6/15/2027	200,000	187,518
3.65%, 9/1/2025	1,053,000	1,019,473
7.00%, 12/15/2025	977,000	1,009,876
Canadian National Railway Co.:
2.75%, 3/1/2026 (a)	1,670,000	1,568,097
2.95%, 11/21/2024	687,000	665,518
3.85%, 8/5/2032	1,642,000	1,459,869
6.90%, 7/15/2028	1,013,000	1,077,954
Canadian Pacific Railway Co.:
1.35%, 12/2/2024 (a)	1,583,000	1,500,969
1.75%, 12/2/2026	998,000	890,186
2.05%, 3/5/2030 (a)	1,744,000	1,410,146
2.45%, 12/2/2031	1,244,000	1,074,032
2.88%, 11/15/2029	1,697,000	1,456,501
2.90%, 2/1/2025 (a)	1,258,000	1,210,435
4.00%, 6/1/2028	463,000	434,757
7.13%, 10/15/2031 (a)	995,000	1,074,033
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,669,000	1,563,836
CSX Corp.:
2.60%, 11/1/2026	229,000	210,117
3.25%, 6/1/2027	1,252,000	1,161,994
3.35%, 11/1/2025	2,469,000	2,361,747
3.80%, 3/1/2028	1,398,000	1,313,030
4.10%, 11/15/2032 (a)	1,369,000	1,229,855
4.25%, 3/15/2029 (a)	1,370,000	1,294,129
FedEx Corp.:
2.40%, 5/15/2031 (a)	1,093,000	876,466
3.10%, 8/5/2029	1,339,000	1,176,673
3.25%, 4/1/2026	1,452,000	1,377,425
3.40%, 2/15/2028	480,000	441,096
4.25%, 5/15/2030 (a)	1,512,000	1,394,442
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,093,000	1,049,531
Kirby Corp. 4.20%, 3/1/2028	887,000	824,369
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	1,279,000	1,024,185
2.55%, 11/1/2029	1,591,000	1,341,468
2.90%, 6/15/2026	1,351,000	1,265,009
3.00%, 3/15/2032	1,642,000	1,351,300
3.15%, 6/1/2027	14,000	12,927
3.65%, 8/1/2025	575,000	554,363
Security Description	Principal Amount	Value
3.80%, 8/1/2028	$149,000	$138,810
4.45%, 3/1/2033 (a)	529,000	483,268
5.05%, 8/1/2030	1,390,000	1,338,806
7.80%, 5/15/2027	467,000	503,627
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,343,000	1,203,771
Series MTN, 2.85%, 3/1/2027 (a)	464,000	421,818
Series MTN, 2.90%, 12/1/2026	593,000	541,622
Series MTN, 3.35%, 9/1/2025	816,000	778,113
Series MTN, 4.30%, 6/15/2027	137,000	130,235
Series MTN, 4.63%, 6/1/2025 (a)	1,463,000	1,429,746
Series MTN, 5.25%, 6/1/2028	1,302,000	1,268,200
Series MTN, 5.65%, 3/1/2028	1,567,000	1,549,638
Union Pacific Corp.:
2.15%, 2/5/2027	355,000	320,352
2.38%, 5/20/2031	1,191,000	964,793
2.40%, 2/5/2030 (a)	1,294,000	1,083,427
2.75%, 3/1/2026 (a)	1,182,000	1,109,685
2.80%, 2/14/2032	1,406,000	1,156,224
3.00%, 4/15/2027	1,384,000	1,280,754
3.25%, 1/15/2025	466,000	451,978
3.25%, 8/15/2025 (a)	1,464,000	1,406,802
3.75%, 7/15/2025 (a)	1,522,000	1,473,387
3.95%, 9/10/2028 (a)	1,181,000	1,113,872
4.50%, 1/20/2033	1,445,000	1,343,272
4.75%, 2/21/2026	833,000	822,396
6.63%, 2/1/2029	468,000	498,869
United Parcel Service, Inc.:
2.40%, 11/15/2026	464,000	428,026
2.80%, 11/15/2024	462,000	447,830
3.05%, 11/15/2027	702,000	645,805
3.90%, 4/1/2025	846,000	825,425
4.45%, 4/1/2030 (a)	1,529,000	1,461,785
4.88%, 3/3/2033 (a)	2,573,000	2,481,170
		68,039,393
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	262,000	250,514
3.25%, 9/15/2026	1,304,000	1,208,730
3.50%, 3/15/2028	1,396,000	1,260,099
3.50%, 6/1/2032	620,000	505,244
3.85%, 3/30/2027	819,000	760,253
4.00%, 6/30/2030	1,307,000	1,149,023
4.70%, 4/1/2029	92,000	85,769
4.90%, 3/15/2033	50,000	45,384
		5,265,016

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026 (a)	$480,000	$416,995
3.38%, 1/20/2027	868,000	758,302
		1,175,297
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	1,207,000	960,144
2.80%, 5/1/2030 (a)	1,332,000	1,125,074
2.95%, 9/1/2027 (a)	511,000	467,207
3.40%, 3/1/2025	502,000	485,188
3.45%, 6/1/2029	1,382,000	1,245,320
4.45%, 6/1/2032 (a)	1,720,000	1,586,167
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,702,000	1,322,930
2.70%, 4/15/2030 (a)	1,682,000	1,385,026
3.57%, 5/1/2029 (a)	652,000	587,974
United Utilities PLC 6.88%, 8/15/2028	1,199,000	1,238,891
		10,403,921
TOTAL CORPORATE BONDS & NOTES (Cost $6,936,825,992)		6,455,091,701
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
AUSTRALIA — 0.1%
Australia & New Zealand Banking Group Ltd. 5.67%, 10/3/2025	2,000,000	2,001,340
National Australia Bank Ltd.:
3.50%, 06/09/2025	1,650,000	1,594,659
4.90%, 06/13/2028 (a)	1,698,000	1,649,097
5.20%, 05/13/2025	863,000	857,503
		6,102,599
BRAZIL — 0.1%
Vale Overseas Ltd. 6.13%, 6/12/2033 (a)	3,288,000	3,174,137
SWITZERLAND — 0.0% (d)
Credit Suisse AG Series MTN, 3.70%, 2/21/2025	2,461,000	2,370,952
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,872,096)		11,647,688

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f) (g)	55,440,676	$55,451,764
State Street Navigator Securities Lending Portfolio II (h) (i)	327,753,670	327,753,670
TOTAL SHORT-TERM INVESTMENTS (Cost $383,205,689)		383,205,434
TOTAL INVESTMENTS — 104.2% (Cost $7,331,903,777)		6,849,944,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(275,427,352)
NET ASSETS — 100.0%		$6,574,517,471
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,455,091,701	$—	$6,455,091,701
Foreign Government Obligations	—	11,647,688	—	11,647,688
Short-Term Investments	383,205,434	—	—	383,205,434
TOTAL INVESTMENTS	$383,205,434	$6,466,739,389	$—	$6,849,944,823

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,957,357	$33,964,148	$270,928,165	$249,435,516	$(4,871)	$(162)	55,440,676	$55,451,764	$226,260
State Street Navigator Securities Lending Portfolio II	349,399,765	349,399,765	557,294,500	578,940,595	—	—	327,753,670	327,753,670	443,331
Total		$383,363,913	$828,222,665	$828,376,111	$(4,871)	$(162)		$383,205,434	$669,591
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$307,200	$315,024
5.25%, 2/15/2029	479,600	491,553
5.38%, 2/15/2031	118,400	123,857
5.50%, 8/15/2028	601,200	622,148
6.13%, 11/15/2027	646,800	680,201
6.13%, 8/15/2029	398,200	427,443
6.25%, 5/15/2030	226,300	246,561
6.38%, 8/15/2027	474,700	500,808
6.50%, 11/15/2026 (a)	361,000	377,470
6.63%, 2/15/2027	67,100	70,806
U.S. Treasury Notes:
0.38%, 7/31/2027	11,084,500	9,415,763
0.38%, 9/30/2027	23,691,600	19,999,042
0.50%, 4/30/2027	18,195,200	15,687,674
0.50%, 5/31/2027	13,652,900	11,730,828
0.50%, 6/30/2027	10,086,600	8,640,591
0.50%, 8/31/2027	17,041,500	14,503,914
0.50%, 10/31/2027	11,592,500	9,806,530
0.63%, 3/31/2027	43,182,600	37,514,884
0.63%, 11/30/2027	23,908,400	20,271,708
0.63%, 12/31/2027	25,627,300	21,671,086
0.63%, 5/15/2030	89,382,600	69,173,753
0.63%, 8/15/2030	92,316,000	70,852,530
0.75%, 1/31/2028	20,421,500	17,315,198
0.88%, 11/15/2030	64,361,500	50,071,236
1.00%, 7/31/2028	57,614,700	48,603,401
1.13%, 10/31/2026	60,214,500	53,948,429
1.13%, 2/28/2027	31,419,000	27,886,817
1.13%, 2/29/2028	5,190,600	4,465,944
1.13%, 8/31/2028	42,305,200	35,827,216
1.13%, 2/15/2031	27,297,300	21,526,480
1.25%, 11/30/2026	35,007,400	31,410,937
1.25%, 12/31/2026	42,412,300	37,988,830
1.25%, 3/31/2028	7,727,700	6,669,971
1.25%, 4/30/2028	12,598,200	10,846,263
1.25%, 5/31/2028	24,472,600	21,015,845
1.25%, 6/30/2028	96,503,600	82,638,747
1.25%, 9/30/2028	31,445,600	26,721,390
1.25%, 8/15/2031	17,771,600	13,889,616
1.38%, 10/31/2028	56,322,400	48,050,047
1.38%, 12/31/2028	13,017,600	11,054,790
1.38%, 11/15/2031	48,675,100	38,149,110
1.50%, 1/31/2027	25,559,400	23,013,444
1.50%, 11/30/2028	39,498,500	33,848,363
1.50%, 2/15/2030	43,601,300	36,144,797
1.63%, 10/31/2026	1,794,600	1,632,806
1.63%, 11/30/2026	1,030,900	935,944
1.63%, 8/15/2029	862,400	731,827
1.63%, 5/15/2031	31,111,200	25,253,544
1.75%, 12/31/2026	54,825,600	49,899,862
1.75%, 1/31/2029	108,553,400	93,822,365
1.75%, 11/15/2029	30,163,900	25,653,454
Security Description	Principal Amount	Value
1.88%, 2/28/2027	$89,694,500	$81,636,010
1.88%, 2/28/2029	93,517,000	81,213,670
1.88%, 2/15/2032	45,528,800	36,977,922
2.00%, 11/15/2026	29,784,300	27,394,575
2.25%, 2/15/2027	6,434,000	5,938,381
2.25%, 8/15/2027	3,815,100	3,486,346
2.25%, 11/15/2027	9,024,600	8,207,451
2.38%, 5/15/2027	24,713,500	22,792,412
2.38%, 3/31/2029	26,956,700	23,999,887
2.38%, 5/15/2029	31,030,700	27,571,262
2.50%, 3/31/2027	38,126,100	35,412,594
2.63%, 5/31/2027	37,642,800	34,996,041
2.63%, 2/15/2029	20,607,400	18,640,037
2.63%, 7/31/2029	82,807,800	74,307,062
2.75%, 4/30/2027	52,963,900	49,525,385
2.75%, 7/31/2027 (a)	132,816,200	123,716,216
2.75%, 2/15/2028	8,467,600	7,831,207
2.75%, 5/31/2029	47,890,000	43,389,088
2.75%, 8/15/2032	138,636,000	120,050,111
2.88%, 5/15/2028	10,617,300	9,838,422
2.88%, 8/15/2028	71,783,700	66,276,544
2.88%, 4/30/2029	84,227,400	76,910,145
2.88%, 5/15/2032	96,753,700	84,931,607
3.13%, 8/31/2027	38,671,500	36,499,250
3.13%, 11/15/2028	8,903,000	8,288,832
3.13%, 8/31/2029	67,700,900	62,395,900
3.25%, 6/30/2027	20,418,000	19,398,695
3.25%, 6/30/2029	25,317,200	23,527,195
3.38%, 5/15/2033 (a)	103,225,000	93,628,301
3.50%, 1/31/2028	96,667,000	92,286,777
3.50%, 4/30/2028	68,302,600	65,100,916
3.50%, 1/31/2030	53,342,500	50,000,259
3.50%, 4/30/2030	39,767,700	37,220,082
3.50%, 2/15/2033 (a)	71,422,900	65,541,671
3.63%, 3/31/2028	43,515,500	41,720,486
3.63%, 5/31/2028	79,985,100	76,660,719
3.63%, 3/31/2030	44,945,500	42,403,270
3.75%, 5/31/2030	60,561,400	57,495,479
3.75%, 6/30/2030	51,019,200	48,420,409
3.88%, 11/30/2027	57,473,900	55,713,762
3.88%, 12/31/2027	68,693,700	66,589,955
3.88%, 9/30/2029	41,601,400	39,911,343
3.88%, 11/30/2029	19,376,500	18,572,678
3.88%, 12/31/2029	17,091,100	16,374,075
3.88%, 8/15/2033	95,204,900	89,953,755
4.00%, 2/29/2028	70,515,500	68,692,014
4.00%, 6/30/2028	62,396,000	60,728,857
4.00%, 10/31/2029	34,700,200	33,501,959
4.00%, 2/28/2030	44,915,700	43,315,578
4.00%, 7/31/2030	42,048,600	40,504,628
4.13%, 9/30/2027	52,991,500	51,886,131
4.13%, 10/31/2027	92,357,700	90,402,315
4.13%, 7/31/2028	59,818,500	58,523,991
4.13%, 8/31/2030 (a)	84,665,400	82,151,896
4.13%, 11/15/2032	120,064,500	115,805,962

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 8/31/2028	$85,882,600	$85,023,774
4.63%, 9/30/2028	28,167,000	28,183,112
4.63%, 9/30/2030	10,000,000	10,005,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,400,025,331)		4,133,612,279
	Shares
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b) (c)	1,453,647	1,453,647
State Street Navigator Securities Lending Portfolio II (d) (e)	220,930,544	220,930,544
TOTAL SHORT-TERM INVESTMENTS (Cost $222,384,191)		222,384,191
TOTAL INVESTMENTS — 104.4% (Cost $4,622,409,522)		4,355,996,470
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(183,226,423)
NET ASSETS — 100.0%		$4,172,770,047

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$4,133,612,279	$—	$4,133,612,279
Short-Term Investments	222,384,191	—	—	222,384,191
TOTAL INVESTMENTS	$222,384,191	$4,133,612,279	$—	$4,355,996,470

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,557,777	$7,557,777	$32,241,200	$38,345,330	$—	$—	1,453,647	$1,453,647	$76,982
State Street Navigator Securities Lending Portfolio II	106,444,568	106,444,568	1,534,661,783	1,420,175,807	—	—	220,930,544	220,930,544	196,684
Total		$114,002,345	$1,566,902,983	$1,458,521,137	$—	$—		$222,384,191	$273,666
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$20,000	$13,222
5.40%, 10/1/2048	270,000	230,958
		244,180
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.25%, 2/1/2035	117,000	89,810
3.38%, 6/15/2046	224,000	142,952
3.50%, 3/1/2039	133,000	94,768
3.55%, 3/1/2038	162,000	118,602
3.60%, 5/1/2034	114,000	92,076
3.63%, 3/1/2048	226,000	146,590
3.65%, 3/1/2047	133,000	87,397
3.75%, 2/1/2050	462,000	313,245
3.83%, 3/1/2059	219,000	139,814
3.85%, 11/1/2048	83,000	56,634
3.90%, 5/1/2049	203,000	141,197
3.95%, 8/1/2059	345,000	226,323
5.71%, 5/1/2040	993,000	915,735
5.81%, 5/1/2050	1,776,000	1,608,026
5.88%, 2/15/2040	116,000	109,141
5.93%, 5/1/2060	1,228,000	1,104,782
6.63%, 2/15/2038	165,000	165,739
6.88%, 3/15/2039	139,000	146,164
General Dynamics Corp.:
2.85%, 6/1/2041	224,000	153,946
3.60%, 11/15/2042	114,000	85,563
4.25%, 4/1/2040	231,000	195,606
4.25%, 4/1/2050	256,000	210,396
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	99,000	86,320
5.60%, 7/31/2053	270,000	252,553
6.15%, 12/15/2040	177,000	174,136
Lockheed Martin Corp.:
2.80%, 6/15/2050	210,000	130,906
3.80%, 3/1/2045	343,000	261,695
4.07%, 12/15/2042	389,604	318,384
4.09%, 9/15/2052	491,600	387,425
4.15%, 6/15/2053	274,000	214,980
4.30%, 6/15/2062	313,000	244,434
4.70%, 5/15/2046	374,000	327,635
4.75%, 2/15/2034	478,000	452,613
5.20%, 2/15/2055	160,000	148,002
5.70%, 11/15/2054	416,000	414,415
5.72%, 6/1/2040	101,000	101,052
5.90%, 11/15/2063	265,000	269,439
Series B, 6.15%, 9/1/2036	176,000	184,128
Northrop Grumman Corp.:
3.85%, 4/15/2045	93,000	69,225
4.03%, 10/15/2047	612,000	467,605
4.95%, 3/15/2053	395,000	344,547
Security Description	Principal Amount	Value
5.05%, 11/15/2040	$139,000	$124,912
5.15%, 5/1/2040	148,000	135,207
5.25%, 5/1/2050	299,000	275,080
RTX Corp.:
2.82%, 9/1/2051	261,000	149,861
3.03%, 3/15/2052	347,000	208,353
3.75%, 11/1/2046	519,000	366,554
4.05%, 5/4/2047	171,000	127,356
4.15%, 5/15/2045	435,000	329,408
4.35%, 4/15/2047	262,000	203,624
4.45%, 11/16/2038	234,382	196,307
4.50%, 6/1/2042	988,000	808,638
4.63%, 11/16/2048	400,000	325,032
4.70%, 12/15/2041	176,000	147,015
4.80%, 12/15/2043	153,000	127,082
4.88%, 10/15/2040	266,000	227,880
5.38%, 2/27/2053	524,000	474,314
5.40%, 5/1/2035	70,000	66,831
5.70%, 4/15/2040	256,000	242,450
6.05%, 6/1/2036	167,000	166,502
6.13%, 7/15/2038	276,000	274,338
		16,170,744
AGRICULTURE — 1.6%
Altria Group, Inc.:
3.40%, 2/4/2041	405,000	262,302
3.70%, 2/4/2051	448,000	276,801
3.88%, 9/16/2046	394,000	255,915
4.00%, 2/4/2061	348,000	221,046
4.25%, 8/9/2042	311,000	224,396
4.45%, 5/6/2050	160,000	112,763
4.50%, 5/2/2043	269,000	199,797
5.38%, 1/31/2044 (b)	630,000	565,312
5.80%, 2/14/2039	754,000	697,488
5.95%, 2/14/2049 (b)	911,000	814,425
6.20%, 2/14/2059	1,000	945
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	236,000	174,187
4.02%, 4/16/2043	215,000	166,548
4.50%, 3/15/2049	148,000	124,683
4.54%, 3/26/2042	240,000	202,951
5.38%, 9/15/2035	96,000	93,883
BAT Capital Corp.:
3.73%, 9/25/2040	177,000	118,071
3.98%, 9/25/2050	315,000	197,562
4.39%, 8/15/2037	840,000	640,256
4.54%, 8/15/2047	806,000	554,504
4.76%, 9/6/2049	326,000	228,959
5.28%, 4/2/2050	261,000	197,783
5.65%, 3/16/2052	213,000	170,415
7.08%, 8/2/2043	340,000	326,033
7.08%, 8/2/2053	350,000	330,298
Philip Morris International, Inc.:
3.88%, 8/21/2042	358,000	263,234
4.13%, 3/4/2043	345,000	259,312
4.25%, 11/10/2044	448,000	339,414

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 11/15/2041	$170,000	$132,928
4.50%, 3/20/2042	203,000	162,284
4.88%, 11/15/2043 (b)	373,000	309,911
6.38%, 5/16/2038	474,000	481,077
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	93,611
5.85%, 8/15/2045	783,000	647,337
6.15%, 9/15/2043	211,000	184,948
7.25%, 6/15/2037	234,000	234,716
		10,266,095
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	93,691	76,669
Series 2016-3, Class AA, 3.00%, 4/15/2030	4,881	4,354
Series 2019-1, Class AA, 3.15%, 8/15/2033	93,977	80,369
Series 2016-2, Class AA, 3.20%, 12/15/2029	25,789	23,079
Series 2017-2, Class AA, 3.35%, 4/15/2031	64,916	57,948
Series 2016-1, Class AA, 3.58%, 7/15/2029	56,686	51,925
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,289	1,183
Series 2017-1, Class AA, 3.65%, 8/15/2030	56,273	50,844
Series 2014-1, Class A, 3.70%, 4/1/2028	2,207	1,996
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	112,760	94,914
Series 2020-1, Class A, 4.00%, 5/15/2034	46,002	41,335
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	3,699	3,498
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	85,900	70,727
Series 2018-1, Class AA, 3.50%, 9/1/2031	71,398	63,270
Series 2014-2, Class A, 3.75%, 3/3/2028	15,493	14,435
Series 2014-1, Class A, 4.00%, 10/11/2027	41,012	38,810
Series 2019-1, Class AA, 4.15%, 2/25/2033	81,419	73,414
Series 2023-1, Class A, 5.80%, 7/15/2037	185,000	179,890
		928,660
Security Description	Principal Amount	Value
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	$237,000	$170,190
3.38%, 3/27/2050 (b)	378,000	269,015
3.63%, 5/1/2043	240,000	187,339
3.88%, 11/1/2045	255,000	202,761
		829,305
AUTO MANUFACTURERS — 0.4%
Cummins, Inc.:
2.60%, 9/1/2050	88,000	50,773
4.88%, 10/1/2043	260,000	228,774
General Motors Co.:
5.00%, 4/1/2035	104,000	89,169
5.15%, 4/1/2038	327,000	272,358
5.20%, 4/1/2045	364,000	283,349
5.40%, 4/1/2048	261,000	205,926
5.95%, 4/1/2049 (b)	405,000	342,298
6.25%, 10/2/2043	574,000	512,731
6.60%, 4/1/2036	131,000	127,176
6.75%, 4/1/2046	188,000	175,425
		2,287,979
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	480,000	274,171
4.40%, 10/1/2046 (b)	143,000	102,680
5.40%, 3/15/2049 (b)	187,000	155,706
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	349,000	241,637
BorgWarner, Inc. 4.38%, 3/15/2045	97,000	71,821
Lear Corp.:
3.55%, 1/15/2052	169,000	102,865
5.25%, 5/15/2049	115,000	93,013
		1,041,893
BANKS — 7.9%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,583,000	1,013,500
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	248,000	145,358
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	623,000	376,485
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,104,000	765,282
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	242,000	161,465
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	488,000	358,563
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	492,000	388,473

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	$1,864,000	$1,376,154
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	638,000	524,685
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	945,000	732,838
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	777,000	618,756
Series L, 4.75%, 4/21/2045	178,000	148,858
Series MTN, 4.88%, 4/1/2044	161,000	140,041
Series MTN, 5.00%, 1/21/2044	594,000	520,623
Series MTN, 5.88%, 2/7/2042	413,000	404,546
6.11%, 1/29/2037	668,000	659,383
7.75%, 5/14/2038	628,000	701,043
Bank of America NA Series BKNT, 6.00%, 10/15/2036	371,000	372,057
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	370,000	235,616
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	469,000	306,914
4.95%, 1/10/2047	332,000	267,433
5.25%, 8/17/2045	460,000	385,153
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	373,000	238,560
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	425,000	329,281
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	312,000	241,603
4.65%, 7/30/2045	288,000	230,371
4.65%, 7/23/2048	844,000	680,728
4.75%, 5/18/2046	580,000	450,753
5.30%, 5/6/2044	271,000	230,954
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	380,000	340,993
5.88%, 1/30/2042	397,000	379,647
6.00%, 10/31/2033	107,000	103,944
6.13%, 8/25/2036	170,000	163,906
6.63%, 6/15/2032	99,000	99,645
6.68%, 9/13/2043	191,000	189,823
8.13%, 7/15/2039	629,000	736,238
Citizens Financial Group, Inc. 2.64%, 9/30/2032	116,000	80,322
Cooperatieve Rabobank UA:
Series BKNT, 5.25%, 5/24/2041	550,000	526,273
Security Description	Principal Amount	Value
5.75%, 12/1/2043	$458,000	$420,568
Fifth Third Bancorp 8.25%, 3/1/2038	252,000	268,536
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	525,000	338,793
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	707,000	478,285
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	640,000	441,408
3 mo. USD Term SOFR + 1.64%, 4.02%, 10/31/2038 (c)	826,000	650,359
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	470,000	385,527
4.75%, 10/21/2045	561,000	470,657
Series MTN, 4.80%, 7/8/2044	564,000	467,556
5.15%, 5/22/2045	596,000	511,046
6.13%, 2/15/2033 (b)	134,000	136,389
6.25%, 2/1/2041	917,000	923,318
6.45%, 5/1/2036	164,000	163,208
6.75%, 10/1/2037	1,646,000	1,664,715
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	115,000	105,583
Series BKNT, 5.88%, 11/1/2034	81,000	76,697
Series BKNT, 7.00%, 1/15/2039	332,000	340,728
HSBC Holdings PLC:
5.25%, 3/14/2044	517,000	428,681
6.10%, 1/14/2042 (b)	373,000	369,587
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,077,000	1,033,209
6.50%, 5/2/2036	161,000	152,333
6.50%, 9/15/2037	745,000	712,358
6.80%, 6/1/2038	675,000	658,395
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	472,000	296,218
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	400,000	277,380
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	644,000	398,906
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	460,000	315,003
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,115,000	723,825
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	775,000	617,962

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	$741,000	$535,395
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,351,000	984,420
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	635,000	474,459
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	556,000	433,041
4.85%, 2/1/2044	249,000	216,769
4.95%, 6/1/2045	710,000	604,636
5.40%, 1/6/2042	365,000	341,633
5.60%, 7/15/2041	524,000	497,952
5.63%, 8/16/2043	513,000	482,769
6.40%, 5/15/2038	769,000	800,006
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	517,600	316,414
4.34%, 1/9/2048	585,000	402,884
5.30%, 12/1/2045	301,000	246,769
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	417,000	324,876
4.15%, 3/7/2039 (b)	154,000	126,559
4.29%, 7/26/2038 (b)	67,000	56,372
Mizuho Financial Group, Inc. 1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	122,000	117,427
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	605,000	352,467
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	623,000	429,141
3.97%, 7/22/2038 (c)	604,000	477,885
4.30%, 1/27/2045	778,000	614,939
4.38%, 1/22/2047	644,000	506,545
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	294,000	246,257
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	799,000	747,984
6.38%, 7/24/2042	608,000	627,164
7.25%, 4/1/2032	116,000	126,977
Regions Bank Series BKNT, 6.45%, 6/26/2037	115,000	107,104
Regions Financial Corp. 7.38%, 12/10/2037	166,000	169,551
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	159,000	97,410
2.93%, 9/17/2041 (b)	226,000	146,669
3.05%, 1/14/2042 (b)	142,000	97,148
Security Description	Principal Amount	Value
6.18%, 7/13/2043 (b)	$325,000	$310,772
UBS Group AG 4.88%, 5/15/2045	765,000	628,578
Wachovia Corp. 5.50%, 8/1/2035	241,000	221,467
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,100,000	734,008
3.90%, 5/1/2045	626,000	455,653
Series MTN, 4.40%, 6/14/2046	687,000	507,088
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,079,000	845,148
Series MTN, 4.65%, 11/4/2044	643,000	497,637
Series MTN, 4.75%, 12/7/2046	702,000	545,082
Series GMTN, 4.90%, 11/17/2045	637,000	509,676
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,949,000	1,635,328
5.38%, 2/7/2035	97,000	91,203
5.38%, 11/2/2043	712,000	613,844
5.61%, 1/15/2044	920,400	817,610
Wells Fargo Bank NA:
Series BKNT, 5.85%, 2/1/2037	322,000	307,417
5.95%, 8/26/2036	305,000	294,523
Series BKNT, 6.60%, 1/15/2038	505,000	511,610
Westpac Banking Corp.:
2.96%, 11/16/2040	297,000	180,799
3.13%, 11/18/2041	330,000	202,462
4.42%, 7/24/2039 (b)	321,000	244,740
		51,317,764
BEVERAGES — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,521,000	1,393,707
4.90%, 2/1/2046	3,201,000	2,787,527
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	103,000	81,043
4.63%, 2/1/2044	235,000	199,466
4.70%, 2/1/2036	158,000	144,195
4.90%, 2/1/2046	590,000	513,660
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	152,000	117,476
4.35%, 6/1/2040	295,000	249,806
4.44%, 10/6/2048	674,000	553,192
4.50%, 6/1/2050	485,000	403,850
4.60%, 4/15/2048	700,000	592,228
4.60%, 6/1/2060	146,000	119,554

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 4/15/2058	$427,000	$357,501
4.95%, 1/15/2042	443,000	400,933
5.45%, 1/23/2039	533,000	515,661
5.55%, 1/23/2049	1,305,000	1,253,231
5.80%, 1/23/2059	801,000	782,953
5.88%, 6/15/2035	99,000	102,331
8.00%, 11/15/2039	214,000	254,521
8.20%, 1/15/2039	384,000	468,676
Brown-Forman Corp.:
4.00%, 4/15/2038	93,000	76,630
4.50%, 7/15/2045	140,000	117,613
Coca-Cola Co.:
2.50%, 6/1/2040	231,000	156,646
2.60%, 6/1/2050	402,000	245,586
2.88%, 5/5/2041	458,000	325,267
3.00%, 3/5/2051	495,000	329,997
4.20%, 3/25/2050	102,000	85,870
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	100,000	74,051
5.25%, 11/26/2043	182,000	165,565
Constellation Brands, Inc.:
3.75%, 5/1/2050	133,000	94,115
4.10%, 2/15/2048	121,000	90,052
4.50%, 5/9/2047	173,000	137,104
5.25%, 11/15/2048	198,000	174,852
Diageo Capital PLC:
3.88%, 4/29/2043	172,000	133,377
5.88%, 9/30/2036	168,000	171,145
Diageo Investment Corp.:
4.25%, 5/11/2042	153,000	126,063
7.45%, 4/15/2035	115,000	132,232
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	118,000	75,507
3.80%, 5/1/2050	338,000	238,719
4.42%, 12/15/2046	120,000	93,169
4.50%, 4/15/2052	412,000	324,042
5.09%, 5/25/2048	165,000	142,416
Molson Coors Beverage Co.:
4.20%, 7/15/2046 (b)	746,000	559,948
5.00%, 5/1/2042	231,682	199,017
PepsiCo, Inc.:
2.63%, 10/21/2041	251,000	170,246
2.75%, 10/21/2051	293,000	181,830
2.88%, 10/15/2049 (b)	210,000	136,884
3.38%, 7/29/2049	161,000	114,730
3.45%, 10/6/2046	247,000	181,323
3.50%, 3/19/2040	195,000	150,764
3.60%, 8/13/2042	118,000	92,097
3.63%, 3/19/2050	196,000	146,867
3.88%, 3/19/2060	30,000	22,508
4.00%, 3/5/2042	163,000	131,803
4.00%, 5/2/2047	92,000	75,629
4.20%, 7/18/2052	167,000	137,536
4.25%, 10/22/2044	134,000	110,029
4.45%, 4/14/2046	261,000	225,862
Security Description	Principal Amount	Value
4.88%, 11/1/2040	$97,000	$89,852
5.50%, 1/15/2040	90,000	89,297
		17,617,751
BIOTECHNOLOGY — 2.0%
Amgen, Inc.:
2.77%, 9/1/2053	299,000	166,086
2.80%, 8/15/2041	293,000	189,580
3.00%, 1/15/2052	364,000	220,067
3.15%, 2/21/2040	550,000	387,634
3.38%, 2/21/2050	654,000	427,762
4.20%, 2/22/2052	155,000	115,717
4.40%, 5/1/2045	689,000	545,178
4.40%, 2/22/2062	543,000	402,634
4.56%, 6/15/2048	226,000	181,309
4.66%, 6/15/2051	1,102,000	890,680
4.88%, 3/1/2053	315,000	262,713
4.95%, 10/1/2041	197,000	171,226
5.15%, 11/15/2041	86,000	75,972
5.60%, 3/2/2043	836,000	777,647
5.65%, 6/15/2042	186,000	173,285
5.65%, 3/2/2053	1,562,000	1,459,970
5.75%, 3/15/2040	214,000	202,256
5.75%, 3/2/2063	1,086,000	1,002,867
6.38%, 6/1/2037	116,000	119,132
6.40%, 2/1/2039	174,000	177,858
Baxalta, Inc. 5.25%, 6/23/2045	127,000	113,585
Biogen, Inc.:
3.15%, 5/1/2050	528,000	322,824
3.25%, 2/15/2051	228,000	141,246
5.20%, 9/15/2045	318,000	278,364
Gilead Sciences, Inc.:
2.60%, 10/1/2040	198,000	130,181
2.80%, 10/1/2050	666,000	399,154
4.00%, 9/1/2036	190,000	161,280
4.15%, 3/1/2047	450,000	355,369
4.50%, 2/1/2045	577,000	478,183
4.60%, 9/1/2035	260,000	237,099
4.75%, 3/1/2046	562,000	481,269
4.80%, 4/1/2044	573,000	497,777
COR, 5.25%, 10/15/2033 (b)	460,000	448,684
COR, 5.55%, 10/15/2053	155,000	148,896
5.65%, 12/1/2041	387,000	375,684
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	133,000	76,351
Royalty Pharma PLC:
3.30%, 9/2/2040	324,000	212,058
3.35%, 9/2/2051	250,000	144,883
3.55%, 9/2/2050	233,000	142,722
		13,095,182
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	220,000	150,799

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 5/15/2050 (b)	$239,000	$150,685
Albemarle Corp.:
5.45%, 12/1/2044	187,000	161,289
5.65%, 6/1/2052	202,000	168,848
Celanese U.S. Holdings LLC 6.70%, 11/15/2033	290,000	282,309
CF Industries, Inc.:
4.95%, 6/1/2043	379,000	305,675
5.38%, 3/15/2044	335,000	286,469
Dow Chemical Co.:
3.60%, 11/15/2050	20,000	13,413
4.63%, 10/1/2044	216,000	171,184
4.80%, 5/15/2049	372,000	298,679
5.25%, 11/15/2041	379,000	337,102
5.55%, 11/30/2048	440,000	393,329
6.90%, 5/15/2053	430,000	450,889
7.38%, 11/1/2029	22,000	23,608
9.40%, 5/15/2039	276,000	349,054
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	453,000	422,586
5.42%, 11/15/2048	687,000	629,828
Eastman Chemical Co.:
4.65%, 10/15/2044	329,000	252,734
4.80%, 9/1/2042	144,000	116,051
Ecolab, Inc.:
2.70%, 12/15/2051	260,000	152,256
2.75%, 8/18/2055	205,000	115,815
3.95%, 12/1/2047	214,000	164,622
5.50%, 12/8/2041	188,000	177,863
FMC Corp.:
4.50%, 10/1/2049	287,000	195,820
6.38%, 5/18/2053	126,000	110,736
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	219,000	147,026
5.00%, 9/26/2048	331,000	247,158
Linde, Inc. 3.55%, 11/7/2042	270,000	200,599
Lubrizol Corp. 6.50%, 10/1/2034	116,000	129,273
LYB International Finance BV:
4.88%, 3/15/2044	374,000	300,075
5.25%, 7/15/2043	219,000	184,882
LYB International Finance III LLC:
3.38%, 10/1/2040	251,000	170,748
3.63%, 4/1/2051	318,000	202,607
3.80%, 10/1/2060	175,000	106,829
4.20%, 10/15/2049	330,000	233,188
4.20%, 5/1/2050	331,000	232,974
LyondellBasell Industries NV 4.63%, 2/26/2055	276,000	203,487
Mosaic Co.:
4.88%, 11/15/2041	188,000	149,699
5.63%, 11/15/2043	299,000	260,608
Security Description	Principal Amount	Value
Nutrien Ltd.:
3.95%, 5/13/2050	$20,000	$14,155
4.13%, 3/15/2035	152,000	125,921
4.90%, 6/1/2043	105,000	86,225
5.00%, 4/1/2049	223,000	183,183
5.25%, 1/15/2045	135,000	114,669
5.63%, 12/1/2040	117,000	105,670
5.80%, 3/27/2053 (b)	225,000	206,255
5.88%, 12/1/2036	133,000	126,103
6.13%, 1/15/2041	178,000	170,011
RPM International, Inc.:
4.25%, 1/15/2048	149,000	106,857
5.25%, 6/1/2045	170,000	140,780
Sherwin-Williams Co.:
2.90%, 3/15/2052	165,000	95,362
3.30%, 5/15/2050	238,000	150,373
4.50%, 6/1/2047	440,000	351,780
4.55%, 8/1/2045	210,000	166,064
Westlake Corp.:
2.88%, 8/15/2041	185,000	114,556
3.13%, 8/15/2051	209,000	120,409
3.38%, 8/15/2061	183,000	101,062
4.38%, 11/15/2047	183,000	133,848
5.00%, 8/15/2046	246,000	196,497
		11,460,576
COAL — 0.1%
Teck Resources Ltd.:
5.20%, 3/1/2042	188,000	153,000
5.40%, 2/1/2043	159,000	133,275
6.00%, 8/15/2040	196,000	175,508
6.13%, 10/1/2035	97,000	92,738
6.25%, 7/15/2041	161,000	149,463
		703,984
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	160,000	116,957
California Institute of Technology:
3.65%, 9/1/2119	242,000	148,128
4.32%, 8/1/2045	134,000	110,058
4.70%, 11/1/2111	174,000	135,337
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	190,000	166,467
Claremont Mckenna College 3.78%, 1/1/2122	166,000	100,696
Duke University:
Series 2020, 2.68%, 10/1/2044	204,000	136,737
Series 2020, 2.83%, 10/1/2055	165,000	101,044

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	$4,000	$2,311
Series 2020, 2.82%, 6/1/2070	346,000	189,089
George Washington University:
Series 2018, 4.13%, 9/15/2048	231,000	183,024
Series 2014, 4.30%, 9/15/2044	162,000	131,941
Series 2015, 4.87%, 9/15/2045	175,000	154,420
Georgetown University:
Series 20A, 2.94%, 4/1/2050	129,000	79,033
Series B, 4.32%, 4/1/2049	98,000	78,956
5.12%, 4/1/2053	45,000	40,929
Series A, 5.22%, 10/1/2118	123,000	102,434
Global Payments, Inc.:
4.15%, 8/15/2049	319,000	219,198
5.95%, 8/15/2052	326,000	291,288
Howard University Series 22A, 5.21%, 10/1/2052	202,000	165,456
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	101,000	79,964
Leland Stanford Junior University:
2.41%, 6/1/2050	237,000	138,529
3.65%, 5/1/2048	98,000	75,453
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	4,000	2,248
Series F, 2.99%, 7/1/2050	181,000	120,304
3.89%, 7/1/2116	311,000	213,303
3.96%, 7/1/2038	11,000	9,480
4.68%, 7/1/2114	320,000	264,240
5.60%, 7/1/2111	343,000	340,616
Moody's Corp.:
2.75%, 8/19/2041	166,000	107,927
3.25%, 5/20/2050	136,000	86,538
3.75%, 2/25/2052	147,000	103,567
4.88%, 12/17/2048	101,000	86,229
5.25%, 7/15/2044	164,000	147,946
Northeastern University Series 2020, 2.89%, 10/1/2050	145,000	89,788
Northwestern University:
Series 2020, 2.64%, 12/1/2050	146,000	89,048
4.64%, 12/1/2044	113,000	101,535
PayPal Holdings, Inc.:
3.25%, 6/1/2050	267,000	174,834
5.05%, 6/1/2052 (b)	371,000	331,158
5.25%, 6/1/2062	119,000	104,981
Security Description	Principal Amount	Value
President & Fellows of Harvard College:
3.15%, 7/15/2046	$124,000	$86,677
3.30%, 7/15/2056	294,000	196,615
4.88%, 10/15/2040	107,000	99,569
Quanta Services, Inc. 3.05%, 10/1/2041	264,000	168,218
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	20,000	11,507
S&P Global, Inc.:
2.30%, 8/15/2060	224,000	110,118
3.25%, 12/1/2049	201,000	132,322
3.70%, 3/1/2052	271,000	195,686
3.90%, 3/1/2062	167,000	120,293
Thomas Jefferson University 3.85%, 11/1/2057	234,000	156,572
Trustees of Boston College 3.13%, 7/1/2052	188,000	122,931
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	300,000	183,936
5.70%, 3/1/2039	111,000	113,471
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	207,000	131,785
4.67%, 9/1/2112	179,000	143,529
University of Chicago:
Series C, 2.55%, 4/1/2050	115,000	71,206
Series 20B, 2.76%, 4/1/2045	127,000	91,580
4.00%, 10/1/2053	160,000	125,050
University of Miami Series 2022, 4.06%, 4/1/2052	20,000	15,176
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	166,000	121,193
Series 2015, 3.44%, 2/15/2045	183,000	135,433
University of Southern California:
2.81%, 10/1/2050	120,000	73,700
3.03%, 10/1/2039	164,000	123,602
Series A, 3.23%, 10/1/2120	224,000	123,285
Series 2017, 3.84%, 10/1/2047	129,000	100,070
4.98%, 10/1/2053	140,000	128,397
5.25%, 10/1/2111 (b)	181,000	162,679
Verisk Analytics, Inc.:
3.63%, 5/15/2050	144,000	96,273
5.50%, 6/15/2045	150,000	131,889
Washington University 4.35%, 4/15/2122	281,000	209,693
William Marsh Rice University:
3.57%, 5/15/2045	68,000	51,440

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.77%, 5/15/2055	$167,000	$124,313
Yale University Series 2020, 2.40%, 4/15/2050	150,000	87,108
		9,266,507
COMPUTERS — 2.2%
Apple, Inc.:
2.40%, 8/20/2050	412,000	241,041
2.55%, 8/20/2060	531,000	303,806
2.65%, 5/11/2050	895,000	545,520
2.65%, 2/8/2051	984,000	596,993
2.70%, 8/5/2051	604,000	367,298
2.80%, 2/8/2061	614,000	358,969
2.85%, 8/5/2061	625,000	365,994
2.95%, 9/11/2049	645,000	425,571
3.45%, 2/9/2045	612,000	459,594
3.75%, 9/12/2047	349,000	269,896
3.75%, 11/13/2047	416,000	320,603
3.85%, 5/4/2043	967,000	780,456
3.85%, 8/4/2046	689,000	542,091
3.95%, 8/8/2052	606,000	473,401
4.10%, 8/8/2062	474,000	364,790
4.38%, 5/13/2045	773,000	665,120
4.45%, 5/6/2044	238,000	212,539
4.50%, 2/23/2036 (b)	313,000	297,682
4.65%, 2/23/2046	1,344,000	1,195,864
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	321,000	214,958
3.45%, 12/15/2051 (d)	477,000	296,031
8.10%, 7/15/2036	285,000	317,752
8.35%, 7/15/2046	348,000	405,281
Dell, Inc. 6.50%, 4/15/2038	119,000	117,460
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	97,186
6.35%, 10/15/2045	601,000	583,270
HP, Inc. 6.00%, 9/15/2041 (b)	356,000	334,355
International Business Machines Corp.:
2.85%, 5/15/2040	181,000	121,482
2.95%, 5/15/2050	263,000	157,361
3.43%, 2/9/2052	228,000	148,811
4.00%, 6/20/2042	360,200	279,418
4.15%, 5/15/2039 (b)	623,000	505,540
4.25%, 5/15/2049 (b)	998,300	771,067
4.70%, 2/19/2046	148,000	123,653
4.90%, 7/27/2052	283,000	239,070
5.10%, 2/6/2053	220,000	193,193
5.60%, 11/30/2039	221,000	210,964
5.88%, 11/29/2032 (b)	99,000	101,865
6.50%, 1/15/2028	30,000	31,314
7.13%, 12/1/2096	77,000	86,637
Security Description	Principal Amount	Value
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	$307,000	$200,882
		14,324,778
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	473,000	338,119
3.58%, 4/5/2050	745,000	503,352
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	189,000	139,025
Johnson Controls International PLC:
4.50%, 2/15/2047	196,000	156,861
4.63%, 7/2/2044	134,000	109,038
4.95%, 7/2/2064 (e)	165,000	132,091
5.13%, 9/14/2045	75,000	65,131
6.00%, 1/15/2036	171,000	169,451
Lafarge SA 7.13%, 7/15/2036	105,000	111,106
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	328,000	205,243
4.25%, 12/15/2047	201,000	152,700
Masco Corp.:
3.13%, 2/15/2051	150,000	87,445
4.50%, 5/15/2047	144,000	107,034
Owens Corning:
4.30%, 7/15/2047	205,000	155,281
4.40%, 1/30/2048	181,000	138,014
7.00%, 12/1/2036	171,000	180,622
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	162,000	154,841
Vulcan Materials Co.:
4.50%, 6/15/2047	192,000	153,644
4.70%, 3/1/2048	145,000	119,818
		3,178,816
COSMETICS/PERSONAL CARE — 0.1%
Unilever Capital Corp. 5.00%, 12/8/2033	390,000	377,828
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033 (d)	225,000	217,631
WW Grainger, Inc.:
3.75%, 5/15/2046	91,000	67,877
4.20%, 5/15/2047	141,000	115,124
4.60%, 6/15/2045	367,000	313,961
		714,593
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.40%, 10/29/2033	210,000	162,737
3.85%, 10/29/2041	643,000	454,775

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ally Financial, Inc. 8.00%, 11/1/2031 (b)	$106,000	$106,756
American Express Co. 4.05%, 12/3/2042	287,000	228,903
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	220,000	133,320
Brookfield Finance, Inc.:
3.50%, 3/30/2051	258,000	158,206
3.63%, 2/15/2052	113,000	70,058
4.70%, 9/20/2047	299,000	232,478
CI Financial Corp. 4.10%, 6/15/2051	423,000	243,365
CME Group, Inc.:
4.15%, 6/15/2048	188,000	154,807
5.30%, 9/15/2043	225,000	215,962
Credit Suisse USA, Inc. 7.13%, 7/15/2032	115,000	122,534
Franklin Resources, Inc. 2.95%, 8/12/2051	159,000	90,322
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	258,000	168,492
3.00%, 6/15/2050	354,000	218,386
3.00%, 9/15/2060	484,000	275,967
4.25%, 9/21/2048	484,000	379,722
4.95%, 6/15/2052	456,000	395,005
5.20%, 6/15/2062	406,000	354,889
Invesco Finance PLC 5.38%, 11/30/2043	135,000	119,542
Jefferies Financial Group, Inc.:
2.75%, 10/15/2032	116,000	86,321
6.25%, 1/15/2036	110,000	107,695
6.50%, 1/20/2043	118,000	114,550
Legg Mason, Inc. 5.63%, 1/15/2044	132,000	121,338
Mastercard, Inc.:
3.65%, 6/1/2049	353,000	263,221
3.80%, 11/21/2046	131,000	100,742
3.85%, 3/26/2050	505,000	389,552
3.95%, 2/26/2048 (b)	151,000	119,189
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	98,583
3.25%, 4/28/2050	161,000	100,411
3.95%, 3/7/2052	161,000	112,265
5.55%, 2/15/2034	240,000	228,958
5.95%, 8/15/2053	360,000	336,269
6.10%, 6/28/2063	341,000	315,756
Raymond James Financial, Inc.:
3.75%, 4/1/2051	273,000	185,296
4.95%, 7/15/2046	184,000	151,875
Visa, Inc.:
2.70%, 4/15/2040	451,478	316,531
3.65%, 9/15/2047	365,000	276,068
4.15%, 12/14/2035	299,000	269,300
4.30%, 12/14/2045	1,312,000	1,103,589
Security Description	Principal Amount	Value
Voya Financial, Inc.:
4.80%, 6/15/2046	$175,000	$130,952
5.70%, 7/15/2043	166,000	145,310
Western Union Co. 6.20%, 11/17/2036 (b)	136,000	132,925
		9,492,922
ELECTRIC — 12.0%
AEP Texas, Inc.:
3.45%, 5/15/2051	111,000	70,270
3.80%, 10/1/2047	165,000	111,853
Series G, 4.15%, 5/1/2049	150,000	108,168
5.25%, 5/15/2052	139,000	119,145
AEP Transmission Co. LLC:
3.15%, 9/15/2049	97,000	62,018
Series M, 3.65%, 4/1/2050	50,000	35,261
3.75%, 12/1/2047	223,000	161,492
3.80%, 6/15/2049	181,000	130,937
4.00%, 12/1/2046	129,000	98,577
4.25%, 9/15/2048	172,000	133,909
Series O, 4.50%, 6/15/2052	164,000	132,740
5.40%, 3/15/2053	210,000	195,184
Alabama Power Co.:
3.00%, 3/15/2052	363,000	219,263
3.13%, 7/15/2051	220,000	134,180
3.45%, 10/1/2049	271,000	180,437
Series B, 3.70%, 12/1/2047	259,000	182,162
3.75%, 3/1/2045	313,000	226,709
3.85%, 12/1/2042	124,000	93,990
4.15%, 8/15/2044	265,000	203,618
4.30%, 1/2/2046	188,000	145,734
Series A, 4.30%, 7/15/2048	268,000	206,309
6.00%, 3/1/2039	166,000	163,674
6.13%, 5/15/2038	150,000	149,068
Ameren Illinois Co.:
3.70%, 12/1/2047	220,000	160,156
4.15%, 3/15/2046	162,000	125,113
4.95%, 6/1/2033	95,000	89,854
5.90%, 12/1/2052	136,000	135,910
American Electric Power Co., Inc. 3.25%, 3/1/2050	115,000	70,649
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	166,000	111,328
4.40%, 5/15/2044	163,000	122,951
4.45%, 6/1/2045	179,000	137,907
Series Y, 4.50%, 3/1/2049	145,000	110,172
7.00%, 4/1/2038	219,000	232,777
Arizona Public Service Co.:
2.65%, 9/15/2050	30,000	16,221
3.35%, 5/15/2050	198,000	124,047
3.50%, 12/1/2049	163,000	103,776
3.75%, 5/15/2046	170,000	116,101
4.20%, 8/15/2048	115,000	82,641
4.25%, 3/1/2049	141,000	101,836
4.35%, 11/15/2045	135,000	101,363

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2042	$193,000	$152,364
5.05%, 9/1/2041	166,000	140,665
Avista Corp.:
4.00%, 4/1/2052	208,000	147,618
4.35%, 6/1/2048	167,000	126,917
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	85,000	50,708
3.20%, 9/15/2049	211,000	135,029
3.50%, 8/15/2046	243,000	165,208
3.75%, 8/15/2047	168,000	119,720
4.25%, 9/15/2048	141,000	108,381
4.55%, 6/1/2052	201,000	160,937
5.40%, 6/1/2053	300,000	275,013
6.35%, 10/1/2036	20,000	20,621
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	342,000	196,575
3.80%, 7/15/2048	340,000	236,582
4.25%, 10/15/2050	335,000	247,006
4.45%, 1/15/2049	253,000	195,232
4.50%, 2/1/2045	251,000	199,660
4.60%, 5/1/2053	339,000	263,678
5.15%, 11/15/2043	245,000	215,497
5.95%, 5/15/2037	156,000	152,652
6.13%, 4/1/2036	368,000	369,818
Black Hills Corp.:
3.88%, 10/15/2049	146,000	97,145
4.20%, 9/15/2046	142,000	101,857
4.35%, 5/1/2033	56,000	47,821
6.15%, 5/15/2034	290,000	282,182
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	120,000	73,204
Series AF, 3.35%, 4/1/2051	277,000	184,573
3.55%, 8/1/2042	141,000	102,029
3.95%, 3/1/2048	228,000	172,496
Series AC, 4.25%, 2/1/2049	178,000	140,431
Series AJ, COR, 4.85%, 10/1/2052	202,000	174,906
5.30%, 4/1/2053	150,000	139,990
CenterPoint Energy, Inc. 3.70%, 9/1/2049	156,000	104,239
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	159,000	120,113
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	132,000	124,863
CMS Energy Corp. 4.88%, 3/1/2044	169,000	144,674
Commonwealth Edison Co.:
3.00%, 3/1/2050	202,000	124,250
Series 130, 3.13%, 3/15/2051	286,000	179,402
Series 127, 3.20%, 11/15/2049	184,000	116,858
3.65%, 6/15/2046	237,000	166,924
Security Description	Principal Amount	Value
3.70%, 3/1/2045	$53,000	$38,519
Series 123, 3.75%, 8/15/2047	281,000	201,834
3.80%, 10/1/2042	117,000	88,134
Series 133, 3.85%, 3/15/2052	197,000	141,476
4.00%, 3/1/2048	276,000	209,018
4.00%, 3/1/2049	176,000	131,664
4.35%, 11/15/2045	184,000	145,470
4.60%, 8/15/2043	159,000	133,724
4.70%, 1/15/2044	175,000	148,011
5.30%, 2/1/2053	232,000	212,983
Series 103, 5.90%, 3/15/2036	226,000	226,059
6.45%, 1/15/2038	187,000	193,700
Connecticut Light & Power Co.:
4.00%, 4/1/2048	310,000	236,260
Series A, 4.15%, 6/1/2045	135,000	105,183
4.30%, 4/15/2044	207,000	165,060
5.25%, 1/15/2053	136,000	124,001
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	80,000	44,681
3.20%, 12/1/2051	275,000	171,674
3.60%, 6/15/2061	134,000	86,671
3.70%, 11/15/2059	60,000	39,057
3.85%, 6/15/2046	50,000	35,844
Series 2017, 3.88%, 6/15/2047	233,000	167,068
3.95%, 3/1/2043	317,000	238,032
Series 20B, 3.95%, 4/1/2050	146,000	107,914
Series C, 4.00%, 11/15/2057	154,000	109,160
Series A, 4.13%, 5/15/2049	165,000	122,366
Series 12-A, 4.20%, 3/15/2042	209,000	164,757
Series C, 4.30%, 12/1/2056	144,000	105,957
4.45%, 3/15/2044	351,000	281,365
4.50%, 12/1/2045	284,000	225,601
4.50%, 5/15/2058	233,000	176,677
4.63%, 12/1/2054	179,000	141,292
Series E, 4.65%, 12/1/2048	135,000	109,346
Series 2005-A, 5.30%, 3/1/2035	98,000	91,861
Series 09-C, 5.50%, 12/1/2039	200,000	183,496
5.70%, 6/15/2040	142,000	133,138
Series 06-A, 5.85%, 3/15/2036	712,000	692,456
6.15%, 11/15/2052	280,000	282,702
Series 2007-A, 6.30%, 8/15/2037	122,000	123,318
Series 08-B, 6.75%, 4/1/2038	238,000	253,337
Constellation Energy Generation LLC:
5.60%, 6/15/2042	300,000	269,178

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 10/1/2041	$151,000	$135,998
COR, 6.13%, 1/15/2034	120,000	119,959
6.25%, 10/1/2039	317,000	307,138
6.50%, 10/1/2053	65,000	65,239
Consumers Energy Co.:
2.50%, 5/1/2060	250,000	130,487
3.10%, 8/15/2050	256,000	164,068
3.75%, 2/15/2050	120,000	86,863
3.95%, 5/15/2043	111,000	85,650
4.05%, 5/15/2048	222,000	170,884
4.20%, 9/1/2052	204,000	158,861
4.35%, 4/15/2049	161,000	129,846
Dayton Power & Light Co. 3.95%, 6/15/2049	169,000	119,066
Delmarva Power & Light Co. 4.15%, 5/15/2045	108,000	81,246
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	186,000	154,722
5.10%, 6/1/2065	174,000	149,376
5.45%, 2/1/2041	143,000	133,190
6.05%, 1/15/2038	141,000	140,669
6.63%, 2/1/2032	36,000	37,988
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	178,000	130,332
Series B, 4.85%, 8/15/2052 (b)	227,000	183,146
Series C, 4.90%, 8/1/2041	129,000	107,479
Series B, 5.95%, 6/15/2035	100,000	97,683
7.00%, 6/15/2038	160,000	166,331
DTE Electric Co.:
2.95%, 3/1/2050	138,000	85,320
Series B, 3.25%, 4/1/2051	87,000	56,002
3.70%, 3/15/2045	176,000	127,065
3.70%, 6/1/2046	202,000	144,489
3.75%, 8/15/2047	191,000	137,700
Series A, 4.00%, 4/1/2043	95,000	73,173
Series A, 4.05%, 5/15/2048	261,000	197,919
4.30%, 7/1/2044	134,000	107,405
5.40%, 4/1/2053	272,000	254,366
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	318,000	202,757
3.45%, 4/15/2051	212,000	142,042
3.55%, 3/15/2052	130,000	88,655
3.70%, 12/1/2047	195,000	138,384
3.75%, 6/1/2045	153,000	109,823
3.88%, 3/15/2046	200,000	144,664
3.95%, 3/15/2048	236,000	173,342
4.00%, 9/30/2042	245,000	187,707
4.25%, 12/15/2041	196,000	156,726
5.30%, 2/15/2040	222,000	205,719
5.35%, 1/15/2053	290,000	265,420
5.40%, 1/15/2054	180,000	166,124
6.00%, 1/15/2038	159,000	159,736
6.05%, 4/15/2038	240,000	239,585
Security Description	Principal Amount	Value
6.10%, 6/1/2037	$125,000	$124,324
Duke Energy Corp.:
3.50%, 6/15/2051	206,000	133,078
3.75%, 9/1/2046	447,000	308,211
3.95%, 8/15/2047	186,000	131,249
4.20%, 6/15/2049	210,000	153,115
4.80%, 12/15/2045	166,000	135,981
5.00%, 8/15/2052	236,000	195,899
6.10%, 9/15/2053	340,000	329,797
Duke Energy Florida LLC:
3.00%, 12/15/2051	38,000	23,032
3.40%, 10/1/2046	211,000	141,516
3.85%, 11/15/2042	166,000	123,277
4.20%, 7/15/2048	151,000	116,463
5.65%, 4/1/2040	125,000	118,615
5.95%, 11/15/2052	216,000	212,367
6.35%, 9/15/2037	215,000	219,775
6.40%, 6/15/2038	284,000	292,960
Duke Energy Indiana LLC:
2.75%, 4/1/2050	209,000	119,521
Series YYY, 3.25%, 10/1/2049	161,000	102,425
3.75%, 5/15/2046	180,000	126,920
Series WWW, 4.90%, 7/15/2043	163,000	139,839
5.40%, 4/1/2053	182,000	166,386
6.12%, 10/15/2035	80,000	79,359
6.35%, 8/15/2038	220,000	224,495
6.45%, 4/1/2039	173,000	179,121
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	132,000	91,743
4.30%, 2/1/2049	180,000	138,969
5.65%, 4/1/2053	175,000	164,999
Duke Energy Progress LLC:
2.90%, 8/15/2051	15,000	8,818
3.60%, 9/15/2047	235,000	163,562
3.70%, 10/15/2046	152,000	105,821
4.00%, 4/1/2052	188,000	136,858
4.10%, 5/15/2042	125,000	96,890
4.10%, 3/15/2043	215,000	165,582
4.15%, 12/1/2044	189,000	144,213
4.20%, 8/15/2045	209,000	159,519
4.38%, 3/30/2044	160,000	127,405
COR, 5.35%, 3/15/2053	229,000	208,127
6.30%, 4/1/2038	153,000	154,948
El Paso Electric Co.:
5.00%, 12/1/2044	158,000	127,757
6.00%, 5/15/2035	99,000	94,726
Emera U.S. Finance LP:
2.64%, 6/15/2031	26,000	20,074
4.75%, 6/15/2046	500,000	369,215
Entergy Arkansas LLC:
2.65%, 6/15/2051	192,000	106,428
3.35%, 6/15/2052	167,000	106,479
4.20%, 4/1/2049	135,000	101,259

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 9/15/2033	$100,000	$96,410
Entergy Louisiana LLC:
2.90%, 3/15/2051	259,000	152,295
3.10%, 6/15/2041	142,000	97,318
4.20%, 9/1/2048	379,000	286,467
4.20%, 4/1/2050	216,000	162,944
4.75%, 9/15/2052	226,000	184,757
Entergy Mississippi LLC:
3.50%, 6/1/2051	180,000	118,237
3.85%, 6/1/2049	178,000	127,505
5.00%, 9/1/2033	60,000	56,386
Entergy Texas, Inc.:
3.55%, 9/30/2049	135,000	91,332
4.50%, 3/30/2039	159,000	132,520
5.00%, 9/15/2052	162,000	137,178
5.80%, 9/1/2053	245,000	233,546
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	166,000	106,436
3.45%, 4/15/2050	126,000	83,374
4.10%, 4/1/2043	162,000	121,200
4.13%, 3/1/2042	128,000	98,746
4.25%, 12/1/2045	159,000	120,923
5.70%, 3/15/2053	177,000	165,251
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	176,000	129,052
4.20%, 6/15/2047	91,000	68,944
4.20%, 3/15/2048	40,000	30,453
5.30%, 10/1/2041	160,000	145,784
Series B, 6.05%, 11/15/2035	30,000	30,074
Exelon Corp.:
4.10%, 3/15/2052	271,000	195,350
4.45%, 4/15/2046	234,000	182,232
4.70%, 4/15/2050	299,000	238,174
4.95%, 6/15/2035	67,000	60,222
5.10%, 6/15/2045	304,000	260,081
5.60%, 3/15/2053	192,000	174,785
5.63%, 6/15/2035	98,000	93,900
Florida Power & Light Co.:
2.88%, 12/4/2051	200,000	121,464
3.15%, 10/1/2049	333,000	217,309
3.70%, 12/1/2047	289,000	209,586
3.80%, 12/15/2042	174,000	133,658
3.95%, 3/1/2048	391,000	297,383
3.99%, 3/1/2049	283,000	213,773
4.05%, 6/1/2042	241,000	191,752
4.05%, 10/1/2044	121,000	94,605
4.13%, 2/1/2042	276,000	223,187
4.13%, 6/1/2048	228,000	177,277
5.25%, 2/1/2041	166,000	154,788
5.30%, 4/1/2053	312,000	289,854
5.63%, 4/1/2034	97,000	97,198
5.65%, 2/1/2037	167,000	163,323
5.69%, 3/1/2040	221,000	217,475
5.95%, 2/1/2038	203,000	204,620
Security Description	Principal Amount	Value
5.96%, 4/1/2039	$210,000	$210,916
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	40,000	25,363
4.30%, 3/15/2042	386,000	309,128
4.30%, 3/15/2043	166,000	131,157
Series 2010-C, 4.75%, 9/1/2040	132,000	111,486
5.13%, 5/15/2052	220,000	194,341
Iberdrola International BV 6.75%, 7/15/2036	191,000	203,560
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	179,000	139,246
Series MTN, 5.50%, 3/15/2053	172,000	158,403
5.80%, 4/1/2054	490,000	469,337
Indiana Michigan Power Co.:
3.25%, 5/1/2051	132,000	82,970
Series L, 3.75%, 7/1/2047	94,000	65,096
4.25%, 8/15/2048	117,000	88,555
Series K, 4.55%, 3/15/2046	183,000	148,660
5.63%, 4/1/2053	197,000	185,212
Series H, 6.05%, 3/15/2037	186,000	183,433
Interstate Power & Light Co.:
3.70%, 9/15/2046	134,000	90,514
5.70%, 10/15/2033	145,000	142,671
6.25%, 7/15/2039	129,000	126,299
ITC Holdings Corp. 5.30%, 7/1/2043	155,000	133,647
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	20,718
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	90,999	81,069
Kentucky Utilities Co.:
3.30%, 6/1/2050	265,000	171,940
4.38%, 10/1/2045	179,000	138,879
5.13%, 11/1/2040	299,000	266,412
Louisville Gas & Electric Co. 4.25%, 4/1/2049	226,000	172,513
MidAmerican Energy Co.:
3.15%, 4/15/2050	278,000	176,480
3.65%, 8/1/2048	187,000	133,170
3.95%, 8/1/2047	225,000	170,021
4.25%, 5/1/2046	182,000	141,774
4.25%, 7/15/2049	225,000	175,500
4.40%, 10/15/2044	20,000	16,236
4.80%, 9/15/2043	178,000	151,882
5.35%, 1/15/2034	165,000	162,751
Series MTN, 5.75%, 11/1/2035	51,000	50,574
Series MTN, 5.80%, 10/15/2036	110,000	108,863
5.85%, 9/15/2054	115,000	113,354
6.75%, 12/30/2031	43,000	45,967

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	$203,000	$156,852
National Grid USA 5.80%, 4/1/2035	101,000	95,770
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	153,000	117,206
4.40%, 11/1/2048	159,000	123,917
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	180,000	108,979
Series GG, 5.90%, 5/1/2053	145,000	139,471
6.00%, 3/15/2054	225,000	219,958
Series N, 6.65%, 4/1/2036	67,000	68,390
Series R, 6.75%, 7/1/2037	10,000	10,444
Northern States Power Co.:
3.20%, 4/1/2052	165,000	105,343
3.40%, 8/15/2042	142,000	101,476
3.60%, 5/15/2046	126,000	88,006
4.00%, 8/15/2045	165,000	123,070
4.13%, 5/15/2044	111,000	86,139
5.10%, 5/15/2053	305,000	272,566
5.35%, 11/1/2039	130,000	122,502
6.20%, 7/1/2037	161,000	164,358
6.25%, 6/1/2036	161,000	164,555
NorthWestern Corp. 4.18%, 11/15/2044	222,000	166,653
NSTAR Electric Co.:
3.10%, 6/1/2051	132,000	82,357
4.40%, 3/1/2044	98,000	79,513
4.55%, 6/1/2052	204,000	165,330
4.95%, 9/15/2052	146,000	126,216
5.50%, 3/15/2040	129,000	120,687
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	69,711
4.50%, 4/1/2047	20,000	14,911
5.05%, 10/1/2048	221,000	180,670
5.25%, 9/1/2050	163,000	137,161
5.38%, 11/1/2040	214,000	183,965
5.95%, 11/1/2039	164,000	154,208
Ohio Edison Co. 6.88%, 7/15/2036	65,000	67,957
Ohio Power Co.:
4.00%, 6/1/2049	123,000	89,599
4.15%, 4/1/2048	114,000	85,498
5.00%, 6/1/2033	60,000	56,243
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	113,000	80,257
4.15%, 4/1/2047	139,000	103,833
5.60%, 4/1/2053	172,000	160,258
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	140,000	88,722
3.70%, 5/15/2050	120,000	85,398
3.80%, 9/30/2047	163,000	119,223
3.80%, 6/1/2049	100,000	72,162
Security Description	Principal Amount	Value
4.10%, 11/15/2048	$160,000	$122,336
4.55%, 12/1/2041	65,000	54,584
4.60%, 6/1/2052	207,000	170,806
4.95%, 9/15/2052	192,000	167,622
4.95%, 9/15/2052 (d)	240,000	208,747
5.25%, 9/30/2040	150,000	140,926
5.30%, 6/1/2042	112,000	106,335
5.35%, 10/1/2052 (b)	166,000	154,453
7.25%, 1/15/2033	31,000	34,284
7.50%, 9/1/2038	163,000	186,394
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	271,000	173,971
3.50%, 8/1/2050	432,000	257,489
3.75%, 8/15/2042	187,000	120,002
3.95%, 12/1/2047	367,000	234,370
4.00%, 12/1/2046	301,000	190,157
4.20%, 6/1/2041	211,000	148,010
4.25%, 3/15/2046	100,000	65,861
4.30%, 3/15/2045	248,000	166,944
4.45%, 4/15/2042	225,000	159,424
4.50%, 7/1/2040	568,000	422,637
4.60%, 6/15/2043	170,000	121,960
4.75%, 2/15/2044	260,000	191,604
4.95%, 7/1/2050	870,000	649,498
5.25%, 3/1/2052	238,000	182,348
6.70%, 4/1/2053	226,000	211,789
6.75%, 1/15/2053	586,000	550,225
PacifiCorp:
2.90%, 6/15/2052	282,000	155,272
3.30%, 3/15/2051	297,000	178,040
4.10%, 2/1/2042	172,000	125,364
4.13%, 1/15/2049	253,000	178,284
4.15%, 2/15/2050	270,000	190,131
5.25%, 6/15/2035	139,000	125,910
5.35%, 12/1/2053	359,000	297,751
5.50%, 5/15/2054	295,000	249,942
5.75%, 4/1/2037	257,000	242,963
6.00%, 1/15/2039	264,000	249,063
6.10%, 8/1/2036	135,000	133,118
6.25%, 10/15/2037	260,000	258,071
6.35%, 7/15/2038	104,000	102,778
7.70%, 11/15/2031	1,000	1,114
PECO Energy Co.:
2.80%, 6/15/2050	176,000	103,115
2.85%, 9/15/2051	50,000	29,316
3.00%, 9/15/2049	193,000	120,050
3.70%, 9/15/2047	167,000	120,686
4.15%, 10/1/2044	145,000	112,829
4.38%, 8/15/2052	130,000	103,758
4.60%, 5/15/2052	164,000	135,070
Potomac Electric Power Co. 6.50%, 11/15/2037	182,000	190,068
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	134,000	103,715
4.15%, 10/1/2045	110,000	85,166

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 6/15/2048	$89,000	$68,987
5.25%, 5/15/2053 (b)	332,000	302,323
6.25%, 5/15/2039	131,000	133,704
Progress Energy, Inc.:
6.00%, 12/1/2039	246,000	238,305
7.00%, 10/30/2031	22,000	23,164
7.75%, 3/1/2031	18,000	19,606
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	209,000	117,153
Series 34, 3.20%, 3/1/2050	182,000	114,109
3.60%, 9/15/2042	90,000	63,866
3.80%, 6/15/2047	122,000	85,995
4.05%, 9/15/2049	198,000	144,178
4.10%, 6/15/2048	165,000	120,891
4.30%, 3/15/2044	175,000	135,481
Series 39, 4.50%, 6/1/2052	194,000	150,944
5.25%, 4/1/2053	345,000	300,736
Series 17, 6.25%, 9/1/2037	145,000	145,713
6.50%, 8/1/2038 (b)	53,000	54,510
Public Service Co. of New Hampshire:
5.15%, 1/15/2053	147,000	132,463
COR, 5.35%, 10/1/2033	490,000	481,474
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	107,000	64,338
Public Service Electric & Gas Co.:
Series MTN, 3.15%, 1/1/2050	133,000	86,296
Series MTN, 3.60%, 12/1/2047	134,000	95,842
Series MTN, 3.65%, 9/1/2042	28,000	20,872
Series MTN, 3.85%, 5/1/2049	158,000	116,808
Series MTN, 3.95%, 5/1/2042	177,000	139,269
Series MTN, 4.15%, 11/1/2045	53,000	39,854
Series MTN, 5.13%, 3/15/2053 (b)	197,000	179,642
5.45%, 8/1/2053	405,000	385,232
Series MTN, 5.50%, 3/1/2040	125,000	119,510
Series MTN, 5.80%, 5/1/2037	56,000	54,922
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	56,516
3.25%, 9/15/2049	164,000	103,705
4.22%, 6/15/2048	224,000	168,956
4.30%, 5/20/2045	162,000	123,444
5.45%, 6/1/2053	185,000	169,617
5.64%, 4/15/2041	110,000	102,369
5.76%, 10/1/2039	148,000	139,734
5.80%, 3/15/2040	125,000	118,219
6.27%, 3/15/2037	119,000	118,247
Security Description	Principal Amount	Value
San Diego Gas & Electric Co.:
Series WWW, 2.95%, 8/15/2051	$311,000	$188,015
Series UUU, 3.32%, 4/15/2050	200,000	127,054
3.70%, 3/15/2052	221,000	152,618
Series RRR, 3.75%, 6/1/2047	206,000	145,926
Series TTT, 4.10%, 6/15/2049	136,000	100,447
4.15%, 5/15/2048	179,000	135,986
4.50%, 8/15/2040	116,000	97,068
5.35%, 4/1/2053	197,000	178,295
6.00%, 6/1/2039	140,000	136,164
Sempra:
4.00%, 2/1/2048	229,000	164,761
6.00%, 10/15/2039	259,000	246,058
Sierra Pacific Power Co. COR, 5.90%, 3/15/2054 (d)	215,000	205,897
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	448	401
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	159,000	93,848
3.45%, 2/1/2052	257,000	163,210
Series C, 3.60%, 2/1/2045	224,000	153,301
3.65%, 2/1/2050	405,000	272,565
Series H, 3.65%, 6/1/2051	211,000	140,077
Series 2013-A, 3.90%, 3/15/2043	211,000	153,884
4.00%, 4/1/2047	578,000	418,501
4.05%, 3/15/2042	131,000	97,875
Series C, 4.13%, 3/1/2048	419,000	308,665
4.50%, 9/1/2040	173,000	140,902
4.65%, 10/1/2043	120,000	97,513
Series B, 4.88%, 3/1/2049	248,000	202,294
Series 2005-E, 5.35%, 7/15/2035	122,000	115,710
Series E, 5.45%, 6/1/2052	160,000	140,904
5.50%, 3/15/2040	200,000	182,366
Series 2006-E, 5.55%, 1/15/2037	148,000	137,834
Series 2006-A, 5.63%, 2/1/2036	165,000	154,407
5.70%, 3/1/2053	197,000	180,143
Series 2004-G, 5.75%, 4/1/2035	115,000	111,426
5.88%, 12/1/2053	275,000	259,077
Series 2008-A, 5.95%, 2/1/2038	199,000	192,113
Series 2004-B, 6.00%, 1/15/2034	101,000	100,298
6.05%, 3/15/2039	186,000	179,345
Southern Co.:
4.25%, 7/1/2036	202,000	168,593
4.40%, 7/1/2046	463,000	358,728

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 3/15/2034 (b)	$275,000	$269,753
Southern Power Co.:
Series F, 4.95%, 12/15/2046	171,000	137,236
5.15%, 9/15/2041	165,000	141,722
5.25%, 7/15/2043	50,000	42,268
Southwestern Electric Power Co.:
3.25%, 11/1/2051	226,000	135,855
Series L, 3.85%, 2/1/2048	228,000	155,599
Series J, 3.90%, 4/1/2045	185,000	128,360
6.20%, 3/15/2040	164,000	158,098
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	292,000	179,495
3.40%, 8/15/2046	202,000	130,108
3.70%, 8/15/2047	170,000	116,535
3.75%, 6/15/2049	137,000	93,797
Series 6, 4.40%, 11/15/2048	161,000	122,193
4.50%, 8/15/2041	198,000	158,873
Tampa Electric Co.:
3.45%, 3/15/2051	130,000	83,504
3.63%, 6/15/2050	130,000	87,932
4.10%, 6/15/2042	164,000	125,685
4.30%, 6/15/2048	110,000	83,498
4.35%, 5/15/2044	131,000	100,677
4.45%, 6/15/2049	149,000	115,326
5.00%, 7/15/2052	135,000	113,953
Toledo Edison Co. 6.15%, 5/15/2037	146,000	146,128
Tucson Electric Power Co.:
3.25%, 5/1/2051	87,000	53,151
4.00%, 6/15/2050	174,000	123,122
4.85%, 12/1/2048	177,000	143,400
5.50%, 4/15/2053	120,000	108,540
Union Electric Co.:
3.25%, 10/1/2049	195,000	122,996
3.65%, 4/15/2045	171,000	120,097
3.90%, 9/15/2042	227,000	171,662
3.90%, 4/1/2052	220,000	160,871
4.00%, 4/1/2048	183,000	134,443
5.30%, 8/1/2037	69,000	64,763
5.45%, 3/15/2053	231,000	213,190
8.45%, 3/15/2039	156,000	189,021
Virginia Electric & Power Co.:
2.95%, 11/15/2051	213,000	126,829
3.30%, 12/1/2049	143,000	92,252
Series B, 3.80%, 9/15/2047	241,000	170,640
4.00%, 1/15/2043	192,000	146,392
Series C, 4.00%, 11/15/2046	193,000	140,361
Series B, 4.20%, 5/15/2045	176,000	133,146
4.45%, 2/15/2044	252,000	200,146
4.60%, 12/1/2048	236,000	190,421
Series C, 4.63%, 5/15/2052	243,000	196,057
Series D, 4.65%, 8/15/2043	239,000	195,428
5.45%, 4/1/2053	336,000	306,227
Security Description	Principal Amount	Value
5.70%, 8/15/2053	$230,000	$215,871
Series A, 6.00%, 5/15/2037	260,000	257,616
Series B, 6.00%, 1/15/2036	135,000	134,689
6.35%, 11/30/2037	193,000	193,675
8.88%, 11/15/2038	244,000	303,978
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	140,000	109,088
5.70%, 12/1/2036	124,000	120,336
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	136,000	92,162
6.38%, 8/15/2037	126,000	127,540
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	165,000	107,062
3.67%, 12/1/2042	45,000	31,310
4.75%, 11/1/2044	237,000	199,279
Xcel Energy, Inc. 6.50%, 7/1/2036	157,000	158,320
		77,905,891
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	186,000	110,276
2.80%, 12/21/2051	264,000	159,065
5.25%, 11/15/2039	168,000	158,495
6.13%, 4/15/2039	62,000	61,619
		489,455
ELECTRONICS — 0.2%
Fortive Corp. 4.30%, 6/15/2046	180,000	135,157
Honeywell International, Inc.:
3.81%, 11/21/2047	157,000	119,472
4.50%, 1/15/2034	270,000	250,598
5.38%, 3/1/2041	190,000	182,879
5.70%, 3/15/2036	150,000	151,129
5.70%, 3/15/2037	158,000	159,708
TD SYNNEX Corp. 2.65%, 8/9/2031	11,000	8,208
Tyco Electronics Group SA 7.13%, 10/1/2037	116,000	127,677
		1,134,828
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	1,411,000	1,091,465
5.14%, 3/15/2052	1,853,000	1,374,759
5.39%, 3/15/2062	1,721,000	1,268,876
		3,735,100
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	209,000	158,157
Republic Services, Inc.:
1.75%, 2/15/2032 (b)	115,000	85,662
5.00%, 4/1/2034	147,000	139,119
5.70%, 5/15/2041	163,000	158,803
6.20%, 3/1/2040	186,000	188,332

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Waste Connections, Inc. 3.05%, 4/1/2050	$171,000	$108,016
Waste Management, Inc.:
2.50%, 11/15/2050	112,000	63,425
2.95%, 6/1/2041	161,000	110,411
4.10%, 3/1/2045	123,000	97,097
4.15%, 7/15/2049	183,000	145,196
4.88%, 2/15/2034	490,000	463,422
		1,717,640
FOOD — 1.7%
Campbell Soup Co.:
3.13%, 4/24/2050	157,000	95,217
4.80%, 3/15/2048	224,000	181,274
Conagra Brands, Inc.:
5.30%, 11/1/2038	426,000	373,368
5.40%, 11/1/2048	295,000	249,130
General Mills, Inc.:
3.00%, 2/1/2051	135,000	83,292
4.15%, 2/15/2043	137,000	107,013
4.70%, 4/17/2048	128,000	107,579
5.40%, 6/15/2040	189,000	174,167
Hershey Co.:
3.13%, 11/15/2049	120,000	79,129
3.38%, 8/15/2046	218,000	150,416
Hormel Foods Corp. 3.05%, 6/3/2051 (b)	186,000	119,319
Ingredion, Inc. 3.90%, 6/1/2050	81,000	54,021
J M Smucker Co.:
2.75%, 9/15/2041	30,000	18,899
3.55%, 3/15/2050	194,000	124,841
4.25%, 3/15/2035	227,000	190,896
4.38%, 3/15/2045	133,000	101,510
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl:
COR, 6.75%, 3/15/2034 (b) (d)	730,000	710,327
COR, 7.25%, 11/15/2053 (d)	340,000	328,474
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
4.38%, 2/2/2052	217,000	143,446
6.50%, 12/1/2052	504,000	450,702
Kellogg Co. 4.50%, 4/1/2046	180,000	145,030
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	51,000	47,783
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	863,000	669,386
4.63%, 10/1/2039	189,000	159,323
4.88%, 10/1/2049	393,000	326,520
5.00%, 7/15/2035	142,000	131,611
5.00%, 6/4/2042	440,000	380,877
5.20%, 7/15/2045	478,000	415,884
Security Description	Principal Amount	Value
5.50%, 6/1/2050	$344,000	$312,837
6.50%, 2/9/2040	274,000	276,677
6.88%, 1/26/2039	274,000	287,462
Kroger Co.:
3.88%, 10/15/2046	257,000	179,073
3.95%, 1/15/2050	60,000	43,139
4.45%, 2/1/2047	232,000	180,944
4.65%, 1/15/2048	138,000	110,230
5.00%, 4/15/2042	205,000	172,503
5.15%, 8/1/2043	233,000	197,489
5.40%, 7/15/2040	180,000	160,961
5.40%, 1/15/2049	167,000	149,408
6.90%, 4/15/2038	190,000	199,867
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	102,233
Pilgrim's Pride Corp.:
6.25%, 7/1/2033	121,000	113,845
6.88%, 5/15/2034	500,000	490,935
Sysco Corp.:
3.30%, 2/15/2050	79,000	50,509
4.45%, 3/15/2048	267,000	207,261
4.50%, 4/1/2046	220,000	172,198
4.85%, 10/1/2045	265,000	215,392
5.38%, 9/21/2035	138,000	131,204
6.60%, 4/1/2040	211,000	215,391
6.60%, 4/1/2050	284,000	292,946
Tyson Foods, Inc.:
4.55%, 6/2/2047	239,000	179,733
4.88%, 8/15/2034	107,000	96,611
5.10%, 9/28/2048	394,000	320,247
5.15%, 8/15/2044	169,000	140,917
		11,119,446
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	164,000	133,909
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	93,560
8.88%, 5/15/2031	26,000	30,922
International Paper Co.:
4.35%, 8/15/2048 (b)	257,000	199,306
4.40%, 8/15/2047	178,000	137,160
4.80%, 6/15/2044	205,000	167,499
5.15%, 5/15/2046	160,000	135,510
6.00%, 11/15/2041	165,000	158,225
7.30%, 11/15/2039	249,000	267,907
		1,323,998
GAS — 0.8%
Atmos Energy Corp.:
2.85%, 2/15/2052	128,000	76,564
3.38%, 9/15/2049	173,000	115,571
4.13%, 10/15/2044	219,000	171,162
4.13%, 3/15/2049	245,000	188,131
4.15%, 1/15/2043	88,000	70,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 10/1/2048	$179,000	$142,455
5.50%, 6/15/2041	158,000	149,850
5.75%, 10/15/2052	114,000	111,335
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	140,000	104,026
5.85%, 1/15/2041	136,000	129,929
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	69,632
NiSource, Inc.:
3.95%, 3/30/2048	205,000	146,391
4.38%, 5/15/2047	291,000	223,540
4.80%, 2/15/2044	155,000	127,398
5.00%, 6/15/2052	100,000	83,304
5.25%, 2/15/2043	101,000	88,954
5.65%, 2/1/2045	238,000	215,707
5.95%, 6/15/2041	167,000	160,044
ONE Gas, Inc.:
4.50%, 11/1/2048	207,000	158,792
4.66%, 2/1/2044	124,000	100,052
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	132,000	81,477
3.64%, 11/1/2046	140,000	91,840
4.65%, 8/1/2043	116,000	94,162
5.05%, 5/15/2052	130,000	107,220
Southern California Gas Co.:
3.75%, 9/15/2042	174,000	125,033
Series WW, 3.95%, 2/15/2050	168,000	119,181
Series UU, 4.13%, 6/1/2048	150,000	110,384
Series VV, 4.30%, 1/15/2049	109,000	82,400
Series MM, 5.13%, 11/15/2040	128,000	114,438
5.75%, 6/1/2053	209,000	194,836
6.35%, 11/15/2052	210,000	214,924
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	161,000	112,061
4.40%, 6/1/2043	119,000	90,304
4.40%, 5/30/2047	227,000	171,294
5.88%, 3/15/2041	175,000	163,817
Southwest Gas Corp.:
3.18%, 8/15/2051	52,000	29,843
3.80%, 9/29/2046 (b)	115,000	77,505
4.15%, 6/1/2049	141,000	98,070
Spire Missouri, Inc. 3.30%, 6/1/2051	92,000	58,300
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	144,000	95,786
Series K, 3.80%, 9/15/2046	135,000	93,447
		4,959,311
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033 (d)	$156,000	$150,177
Snap-on, Inc.:
3.10%, 5/1/2050	130,000	84,312
4.10%, 3/1/2048	189,000	147,533
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	291,000	156,971
4.85%, 11/15/2048	196,000	158,070
5.20%, 9/1/2040	112,000	97,366
		794,429
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	385,000	364,056
4.75%, 4/15/2043	241,000	217,927
4.90%, 11/30/2046	867,000	791,536
5.30%, 5/27/2040	234,000	228,646
6.00%, 4/1/2039	205,000	215,037
6.15%, 11/30/2037	239,000	254,948
Baxter International, Inc.:
3.13%, 12/1/2051	324,000	192,388
3.50%, 8/15/2046	240,000	152,069
Boston Scientific Corp.:
4.55%, 3/1/2039	108,000	93,026
4.70%, 3/1/2049 (b)	213,000	178,498
6.50%, 11/15/2035	7,000	7,311
7.38%, 1/15/2040	161,000	177,593
Danaher Corp.:
2.60%, 10/1/2050	251,000	147,224
2.80%, 12/10/2051	483,000	292,065
4.38%, 9/15/2045	144,000	119,660
DH Europe Finance II Sarl:
3.25%, 11/15/2039	258,000	192,878
3.40%, 11/15/2049	187,000	129,737
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	256,000	259,543
Koninklijke Philips NV:
5.00%, 3/15/2042	253,000	212,097
6.88%, 3/11/2038	258,000	267,572
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	26,374
4.38%, 3/15/2035	700,000	633,416
4.63%, 3/15/2045	449,000	393,436
Revvity, Inc. 3.63%, 3/15/2051	140,000	89,663
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	167,000	116,314
Stryker Corp.:
2.90%, 6/15/2050	200,000	122,242
4.10%, 4/1/2043	243,000	189,387
4.38%, 5/15/2044	91,000	73,104
4.63%, 3/15/2046	190,000	159,689
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	484,000	325,679

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 8/15/2047	$20,000	$15,951
5.30%, 2/1/2044	208,000	195,304
5.40%, 8/10/2043 (b)	165,000	157,253
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	134,000	104,554
5.75%, 11/30/2039	204,000	189,367
		7,285,544
HEALTH CARE SERVICES — 5.5%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	115,000	68,573
Adventist Health System 3.63%, 3/1/2049	208,000	135,504
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	107,000	66,220
3.39%, 10/15/2049	238,000	161,185
4.27%, 8/15/2048	209,000	166,255
Aetna, Inc.:
3.88%, 8/15/2047	324,000	226,411
4.13%, 11/15/2042	162,000	120,645
4.50%, 5/15/2042	159,000	126,017
4.75%, 3/15/2044	101,000	82,159
6.63%, 6/15/2036	216,000	222,828
6.75%, 12/15/2037	191,000	198,573
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	195,000	114,332
5.02%, 7/1/2045	202,000	180,388
Allina Health System:
Series 2021, 2.90%, 11/15/2051	164,000	98,156
Series 2019, 3.89%, 4/15/2049	207,000	154,016
Ascension Health:
Series B, 3.11%, 11/15/2039	96,000	69,223
3.95%, 11/15/2046	326,000	251,284
4.85%, 11/15/2053	235,000	208,057
Banner Health:
2.91%, 1/1/2042	161,000	107,596
2.91%, 1/1/2051	135,000	80,154
Series 2020, 3.18%, 1/1/2050 (b)	188,000	121,429
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	116,000	61,160
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	110,000	72,586
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	245,000	179,850
Security Description	Principal Amount	Value
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	$189,000	$114,046
3.97%, 11/15/2046	188,000	143,079
4.19%, 11/15/2045	183,000	144,407
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	92,000	52,302
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	232,000	144,469
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	180,000	109,418
Children's Health System of Texas 2.51%, 8/15/2050	170,000	94,002
Children's Hospital Series 2020, 2.93%, 7/15/2050	179,000	105,816
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	209,000	120,139
Series 2017, 4.12%, 1/1/2047	145,000	113,813
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	143,000	117,658
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	188,000	109,288
City of Hope:
Series 2018, 4.38%, 8/15/2048	182,000	136,698
Series 2013, 5.62%, 11/15/2043	167,000	151,289
Cleveland Clinic Foundation 4.86%, 1/1/2114	233,000	188,907
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	256,000	180,698
3.91%, 10/1/2050	237,000	167,251
4.19%, 10/1/2049	333,000	249,227
4.35%, 11/1/2042	238,000	191,623
6.46%, 11/1/2052 (b)	150,000	156,028
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	287,000	172,194
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	139,000	95,437
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	112,000	73,531

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	$210,000	$151,370
Dignity Health:
4.50%, 11/1/2042	231,000	187,657
5.27%, 11/1/2064	130,000	110,285
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	81,000	61,907
Elevance Health, Inc.:
3.13%, 5/15/2050	176,000	110,359
3.60%, 3/15/2051	318,000	216,908
3.70%, 9/15/2049	258,000	180,535
4.38%, 12/1/2047	420,000	332,237
4.55%, 3/1/2048	281,000	228,366
4.55%, 5/15/2052	235,000	189,530
4.63%, 5/15/2042	266,000	223,052
4.65%, 1/15/2043	246,000	206,337
4.65%, 8/15/2044	269,000	222,008
5.10%, 1/15/2044	222,000	193,300
5.13%, 2/15/2053 (b)	363,000	322,025
5.85%, 1/15/2036	95,000	92,518
5.95%, 12/15/2034	105,000	104,185
6.10%, 10/15/2052	266,000	265,769
6.38%, 6/15/2037	100,000	101,088
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	215,000	145,189
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	182,000	158,793
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	172,000	111,377
Series 2020, 2.88%, 9/1/2050	184,000	111,497
4.21%, 7/1/2048	164,000	130,055
4.50%, 7/1/2057	142,000	113,175
Hartford HealthCare Corp. 3.45%, 7/1/2054	233,000	155,954
HCA, Inc.:
3.50%, 7/15/2051	491,000	306,075
4.38%, 3/15/2042	224,000	170,946
4.63%, 3/15/2052	625,000	468,931
5.13%, 6/15/2039	206,000	177,689
5.25%, 6/15/2049	566,000	464,267
5.50%, 6/15/2047	453,000	386,554
5.90%, 6/1/2053	210,000	188,250
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	127,000	93,149
Humana, Inc.:
3.95%, 8/15/2049	133,000	96,327
4.63%, 12/1/2042	130,000	106,378
4.80%, 3/15/2047	129,000	107,005
Security Description	Principal Amount	Value
4.95%, 10/1/2044	$214,000	$179,745
5.50%, 3/15/2053	257,000	233,680
IHC Health Services, Inc. 4.13%, 5/15/2048	99,000	78,501
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	162,000	96,604
3.97%, 11/1/2048	195,000	150,507
Inova Health System Foundation 4.07%, 5/15/2052	125,000	96,252
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	116,000	78,531
Iowa Health System Series 2020, 3.67%, 2/15/2050	215,000	145,794
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	90,000	66,995
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	302,000	201,938
Series 2021, 3.00%, 6/1/2051	469,000	292,572
Series 2019, 3.27%, 11/1/2049	293,000	194,265
4.15%, 5/1/2047	429,000	340,167
4.88%, 4/1/2042	181,000	159,743
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	219,000	177,399
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	159,000	103,794
Series 2020, 3.34%, 7/1/2060	179,000	112,194
Series 2017, 3.77%, 7/1/2048	199,000	146,116
Series 2015, 4.12%, 7/1/2055	127,000	95,479
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	205,000	125,431
Series 2012-B, 3.77%, 11/15/2043	36,000	28,109
Series 2013, 4.00%, 11/15/2047	157,000	121,658
Series 2016, 4.13%, 11/15/2052	140,000	112,862
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048 (b)	240,000	187,325
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	166,000	112,161

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Memorial Health Services 3.45%, 11/1/2049	$211,000	$143,199
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	123,000	76,492
4.13%, 7/1/2052	163,000	125,228
Series 2015, 4.20%, 7/1/2055	220,000	167,842
5.00%, 7/1/2042	120,000	107,932
Methodist Hospital Series 20A, 2.71%, 12/1/2050	164,000	95,345
Montefiore Obligated Group:
4.29%, 9/1/2050	214,000	123,258
Series 18-C, 5.25%, 11/1/2048	203,000	143,444
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	205,000	145,921
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	240,000	150,098
Series 2019, 3.74%, 7/1/2049	117,000	81,037
Series 2017, 3.98%, 7/1/2048	183,000	135,023
MultiCare Health System 2.80%, 8/15/2050	163,000	90,936
MyMichigan Health Series 2020, 3.41%, 6/1/2050	216,000	138,072
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	183,000	154,201
New York & Presbyterian Hospital:
2.26%, 8/1/2040	92,000	56,823
2.61%, 8/1/2060	219,000	111,944
Series 2019, 3.95%, 8/1/2119	226,000	147,056
4.02%, 8/1/2045	142,000	109,932
4.06%, 8/1/2056	175,000	130,840
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	242,000	166,358
3.98%, 11/1/2046	217,000	156,383
4.26%, 11/1/2047	277,000	206,736
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	130,000	77,899
Novant Health, Inc.:
2.64%, 11/1/2036	246,000	173,769
3.17%, 11/1/2051	234,000	148,955
3.32%, 11/1/2061	160,000	98,157
Security Description	Principal Amount	Value
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	$111,000	$60,938
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	173,000	109,485
4.37%, 7/1/2047	158,000	129,557
4.78%, 7/1/2044	187,000	156,846
Series 13-A, 5.75%, 7/1/2043	161,000	153,702
OhioHealth Corp.:
2.83%, 11/15/2041	100,000	66,179
Series 2020, 3.04%, 11/15/2050	138,000	89,906
Orlando Health Obligated Group:
3.33%, 10/1/2050	158,000	104,018
4.09%, 10/1/2048	162,000	122,179
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	245,000	145,577
Series 2018, 4.79%, 11/15/2048	158,000	125,133
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	165,000	105,658
2.86%, 1/1/2052	203,000	118,597
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	201,000	177,163
Providence St Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	194,000	105,800
Series I, 3.74%, 10/1/2047	142,000	100,268
Series A, 3.93%, 10/1/2048	165,000	118,853
Providence St. Joseph Health Obligated Group 5.40%, 10/1/2033	165,000	158,532
Queen's Health Systems 4.81%, 7/1/2052	194,000	166,169
Quest Diagnostics, Inc. 4.70%, 3/30/2045	148,000	121,523
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	196,000	124,650
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	165,000	112,804
3.95%, 7/1/2046	186,000	139,431
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	223,000	130,551

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	$163,000	$99,050
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	182,000	103,938
Stanford Health Care:
3.03%, 8/15/2051	180,000	112,264
Series 2018, 3.80%, 11/15/2048	222,000	164,631
Summa Health AGM, 3.51%, 11/15/2051	105,000	67,181
Sutter Health:
Series 20A, 3.16%, 8/15/2040	137,000	95,430
Series 20A, 3.36%, 8/15/2050	183,000	119,580
Series 2018, 4.09%, 8/15/2048	121,000	92,200
5.16%, 8/15/2033	235,000	225,396
5.55%, 8/15/2053	135,000	129,462
Texas Health Resources:
2.33%, 11/15/2050	159,000	84,022
4.33%, 11/15/2055	189,000	151,771
Toledo Hospital AGM, 5.75%, 11/15/2038	113,000	108,172
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	189,000	121,763
Series 2019, 3.43%, 12/1/2048	194,000	138,440
4.13%, 12/1/2045	139,000	109,272
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	193,000	168,093
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	303,000	205,646
2.90%, 5/15/2050	371,000	228,128
3.05%, 5/15/2041	461,000	325,217
3.13%, 5/15/2060	243,000	147,350
3.25%, 5/15/2051	614,000	403,908
3.50%, 8/15/2039	374,000	287,191
3.70%, 8/15/2049	407,000	292,971
3.75%, 10/15/2047	283,000	206,596
3.88%, 8/15/2059	505,653	359,251
3.95%, 10/15/2042	197,000	154,899
4.20%, 1/15/2047	190,000	151,004
4.25%, 3/15/2043	191,000	156,737
4.25%, 4/15/2047	174,000	137,566
4.25%, 6/15/2048	378,000	300,404
4.38%, 3/15/2042	153,000	127,879
4.45%, 12/15/2048	330,000	270,478
4.63%, 7/15/2035 (b)	208,000	192,202
4.63%, 11/15/2041	121,000	104,490
4.75%, 7/15/2045	543,000	470,423
4.75%, 5/15/2052	788,000	670,769
4.95%, 5/15/2062	437,000	375,776
Security Description	Principal Amount	Value
5.05%, 4/15/2053	$796,000	$712,476
5.20%, 4/15/2063	706,000	629,773
5.70%, 10/15/2040	109,000	107,464
5.80%, 3/15/2036	238,000	240,961
5.88%, 2/15/2053	773,000	776,100
5.95%, 2/15/2041	132,000	132,124
6.05%, 2/15/2063	575,000	584,079
6.50%, 6/15/2037	163,000	174,800
6.63%, 11/15/2037	105,000	113,946
6.88%, 2/15/2038	296,000	329,421
UPMC 5.38%, 5/15/2043	185,000	169,799
WakeMed Series A, 3.29%, 10/1/2052	225,000	138,760
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	247,000	142,294
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	152,000	86,448
Series 2018, 4.81%, 9/1/2048	191,000	155,787
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	214,000	115,237
		35,708,208
HOME BUILDERS — 0.0% (a)
MDC Holdings, Inc.:
3.97%, 8/6/2061	115,000	63,638
6.00%, 1/15/2043	116,000	97,189
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	25,994
6.38%, 5/15/2033	29,000	29,119
7.88%, 6/15/2032	110,000	121,656
		337,596
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	133,000	84,442
Whirlpool Corp.:
4.50%, 6/1/2046	232,000	178,345
4.60%, 5/15/2050	209,000	162,514
		425,301
HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	30,000	24,820
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	220,000	143,233
4.15%, 3/15/2047	189,000	148,325
4.38%, 6/15/2045	251,000	201,967
5.15%, 5/15/2053 (b)	205,000	184,281
6.00%, 5/15/2037	72,000	73,521

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kenvue, Inc.:
5.05%, 3/22/2053 (d)	$546,000	$494,703
5.10%, 3/22/2043 (d)	231,000	212,479
5.20%, 3/22/2063 (d)	301,000	270,810
Procter & Gamble Co.:
3.50%, 10/25/2047	102,000	76,615
3.55%, 3/25/2040	226,000	182,522
5.55%, 3/5/2037	192,000	197,724
5.80%, 8/15/2034	70,000	74,407
		2,285,407
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	171,000	128,667
5.00%, 6/15/2052	112,000	98,990
Kimberly-Clark Corp.:
2.88%, 2/7/2050	166,000	106,321
3.20%, 7/30/2046	221,000	149,529
3.90%, 5/4/2047	202,000	154,401
5.30%, 3/1/2041	173,000	165,905
6.63%, 8/1/2037	81,000	89,018
		892,831
INSURANCE — 3.8%
Aflac, Inc.:
4.00%, 10/15/2046	161,000	116,087
4.75%, 1/15/2049	198,000	165,635
Alleghany Corp.:
3.25%, 8/15/2051	153,000	99,113
4.90%, 9/15/2044	195,000	170,910
Allstate Corp.:
3.85%, 8/10/2049	143,000	100,698
4.20%, 12/15/2046	158,000	116,922
4.50%, 6/15/2043	162,000	128,176
5.35%, 6/1/2033	73,000	69,682
5.55%, 5/9/2035	103,000	98,565
5.95%, 4/1/2036	148,000	145,891
3 mo. USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	115,000	107,640
American Financial Group, Inc. 4.50%, 6/15/2047	186,000	138,012
American International Group, Inc.:
4.38%, 6/30/2050	383,000	295,469
4.50%, 7/16/2044	212,000	169,282
4.75%, 4/1/2048	300,000	246,846
4.80%, 7/10/2045	270,000	223,995
6.25%, 5/1/2036	159,000	157,730
Aon Corp. 6.25%, 9/30/2040	83,000	82,086
Aon Corp./Aon Global Holdings PLC 3.90%, 2/28/2052	219,000	155,676
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	38,279
4.60%, 6/14/2044	206,000	166,450
Security Description	Principal Amount	Value
4.75%, 5/15/2045	$138,000	$114,035
Arch Capital Finance LLC 5.03%, 12/15/2046	159,000	132,660
Arch Capital Group Ltd.:
3.64%, 6/30/2050	290,000	195,167
7.35%, 5/1/2034	30,000	32,351
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	255,000	218,163
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	217,000	140,113
5.75%, 3/2/2053	262,000	239,468
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	81,000	49,694
Athene Holding Ltd.:
3.45%, 5/15/2052	183,000	108,310
3.95%, 5/25/2051	151,000	99,242
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	158,000	90,995
2.85%, 10/15/2050	660,000	409,306
3.85%, 3/15/2052	944,000	706,565
4.20%, 8/15/2048	743,000	604,884
4.25%, 1/15/2049	791,000	648,739
4.30%, 5/15/2043	149,000	125,829
4.40%, 5/15/2042	170,000	147,580
5.75%, 1/15/2040	197,422	202,683
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	297,000	261,301
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	198,000	115,893
4.70%, 6/22/2047	388,000	269,773
Brown & Brown, Inc. 4.95%, 3/17/2052	182,000	144,956
Chubb Corp.:
6.00%, 5/11/2037	140,000	142,348
Series 1, 6.50%, 5/15/2038	253,000	269,969
Chubb INA Holdings, Inc.:
3.05%, 12/15/2061	244,000	145,497
4.15%, 3/13/2043	293,000	235,959
4.35%, 11/3/2045	431,000	352,338
6.70%, 5/15/2036	193,000	207,126
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	39,507
CNA Financial Corp. 5.50%, 6/15/2033	138,000	129,770
Corebridge Financial, Inc.:
4.35%, 4/5/2042	190,000	142,870
4.40%, 4/5/2052	387,000	282,560
Equitable Holdings, Inc. 5.00%, 4/20/2048	479,000	383,727
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	285,000	182,628
4.87%, 6/1/2044	132,000	108,278

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Financial, Inc. 3.20%, 9/17/2051	$72,000	$39,738
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	89,000	52,417
3.60%, 8/19/2049	243,000	165,721
4.30%, 4/15/2043	172,000	131,683
4.40%, 3/15/2048	128,000	99,415
5.95%, 10/15/2036	130,000	127,876
6.10%, 10/1/2041	147,000	143,365
Jackson Financial, Inc. 4.00%, 11/23/2051	78,000	48,908
Lincoln National Corp.:
4.35%, 3/1/2048	138,000	94,788
4.38%, 6/15/2050 (b)	126,000	86,302
6.30%, 10/9/2037	111,000	107,012
7.00%, 6/15/2040	173,000	172,642
Loews Corp.:
4.13%, 5/15/2043	178,000	138,918
6.00%, 2/1/2035	112,000	112,018
Manulife Financial Corp. 5.38%, 3/4/2046	191,000	175,302
Markel Group, Inc.:
3.45%, 5/7/2052	181,000	114,772
4.15%, 9/17/2050	142,000	101,040
4.30%, 11/1/2047	135,000	98,959
5.00%, 4/5/2046	122,000	100,440
5.00%, 5/20/2049	176,000	145,999
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	148,000	88,828
4.20%, 3/1/2048	174,000	134,366
4.35%, 1/30/2047	145,000	115,517
4.75%, 3/15/2039	166,000	145,579
4.90%, 3/15/2049	378,000	327,019
5.45%, 3/15/2053	192,000	179,194
COR, 5.70%, 9/15/2053	390,000	376,685
6.25%, 11/1/2052	138,000	141,847
MetLife, Inc.:
4.05%, 3/1/2045	434,000	331,385
4.13%, 8/13/2042	317,434	248,332
4.60%, 5/13/2046	225,000	185,346
4.72%, 12/15/2044	245,000	202,314
4.88%, 11/13/2043	394,000	338,686
5.00%, 7/15/2052	364,000	314,325
5.25%, 1/15/2054	412,000	367,146
5.70%, 6/15/2035	291,000	285,451
5.88%, 2/6/2041	306,000	299,091
6.38%, 6/15/2034	104,000	107,510
6.40%, 12/15/2066	162,000	158,862
6.50%, 12/15/2032 (b)	97,000	101,526
10.75%, 8/1/2069 (b)	93,000	119,162
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	125,140
Old Republic International Corp. 3.85%, 6/11/2051	236,000	155,984
Security Description	Principal Amount	Value
Principal Financial Group, Inc.:
4.30%, 11/15/2046	$69,000	$51,568
4.35%, 5/15/2043	117,000	89,916
4.63%, 9/15/2042	145,000	115,250
5.50%, 3/15/2053	162,000	142,192
6.05%, 10/15/2036	138,000	136,334
Progressive Corp.:
3.70%, 1/26/2045	116,000	83,475
3.70%, 3/15/2052	151,000	107,742
3.95%, 3/26/2050	149,000	111,342
4.13%, 4/15/2047	279,000	219,230
4.20%, 3/15/2048	172,000	135,584
4.35%, 4/25/2044	154,000	122,775
4.95%, 6/15/2033	130,000	123,591
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	111,000	76,998
Series MTN, 3.70%, 3/13/2051	488,000	339,145
3.91%, 12/7/2047	304,000	220,564
3.94%, 12/7/2049	345,000	248,020
Series MTN, 4.35%, 2/25/2050	318,000	245,954
Series MTN, 4.42%, 3/27/2048	176,000	138,185
Series MTN, 4.60%, 5/15/2044	213,000	175,938
Series MTN, 5.70%, 12/14/2036	240,000	238,152
Series B, 5.75%, 7/15/2033	97,000	97,795
Series MTN, 6.63%, 12/1/2037	149,000	157,402
Series MTN, 6.63%, 6/21/2040	109,000	112,630
Selective Insurance Group, Inc. 5.38%, 3/1/2049	100,000	85,142
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	207,000	242,730
Travelers Cos., Inc.:
2.55%, 4/27/2050	2,000	1,166
3.05%, 6/8/2051	226,000	143,969
3.75%, 5/15/2046	169,000	122,484
4.00%, 5/30/2047	217,000	167,183
4.05%, 3/7/2048	237,000	182,744
4.10%, 3/4/2049	114,000	88,195
4.30%, 8/25/2045	263,000	210,187
4.60%, 8/1/2043	190,000	162,106
5.35%, 11/1/2040	165,000	156,760
5.45%, 5/25/2053	385,000	368,364
Series MTN, 6.25%, 6/15/2037	206,000	216,454
6.75%, 6/20/2036	61,000	66,581
Unum Group:
4.13%, 6/15/2051	189,000	124,436
4.50%, 12/15/2049	158,000	110,801
5.75%, 8/15/2042	112,000	96,884

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
W R Berkley Corp.:
3.15%, 9/30/2061	$145,000	$79,911
3.55%, 3/30/2052	90,000	57,582
4.00%, 5/12/2050	140,000	99,022
4.75%, 8/1/2044	131,000	105,017
Willis North America, Inc.:
3.88%, 9/15/2049	126,000	84,504
5.05%, 9/15/2048	166,000	133,300
XL Group Ltd. 5.25%, 12/15/2043	95,000	84,791
		24,460,133
INTERNET — 1.9%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	254,000	152,555
3.15%, 2/9/2051	417,000	236,055
3.25%, 2/9/2061	490,000	262,880
4.00%, 12/6/2037	429,000	331,548
4.20%, 12/6/2047	548,000	383,266
4.40%, 12/6/2057	341,000	235,263
4.50%, 11/28/2034	116,000	100,385
Alphabet, Inc.:
1.90%, 8/15/2040	381,000	237,691
2.05%, 8/15/2050	793,000	433,256
2.25%, 8/15/2060	714,000	378,406
Amazon.com, Inc.:
2.50%, 6/3/2050	704,000	411,812
2.70%, 6/3/2060	808,000	453,894
2.88%, 5/12/2041	754,000	530,741
3.10%, 5/12/2051	1,076,000	709,321
3.25%, 5/12/2061	638,000	405,538
3.88%, 8/22/2037	826,000	703,545
3.95%, 4/13/2052 (b)	808,000	624,253
4.05%, 8/22/2047	1,145,000	919,801
4.10%, 4/13/2062	537,000	408,705
4.25%, 8/22/2057	774,000	619,061
4.95%, 12/5/2044	438,000	406,460
eBay, Inc.:
3.65%, 5/10/2051	312,000	206,126
4.00%, 7/15/2042 (b)	174,000	127,594
JD.com, Inc. 4.13%, 1/14/2050	215,000	147,690
Meta Platforms, Inc.:
4.45%, 8/15/2052	957,000	757,322
4.65%, 8/15/2062	569,000	450,528
5.60%, 5/15/2053	850,000	805,035
5.75%, 5/15/2063	670,000	631,073
		12,069,804
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.75%, 3/1/2041	188,000	179,442
7.00%, 10/15/2039	235,000	235,205
Nucor Corp.:
2.98%, 12/15/2055	162,000	92,053
3.85%, 4/1/2052	178,000	125,675
Security Description	Principal Amount	Value
4.40%, 5/1/2048	$181,000	$142,306
5.20%, 8/1/2043	161,000	145,647
6.40%, 12/1/2037	166,000	171,118
Steel Dynamics, Inc. 3.25%, 10/15/2050	168,000	101,622
Vale Overseas Ltd.:
6.88%, 11/21/2036	371,000	372,536
6.88%, 11/10/2039	494,000	494,884
Vale SA 5.63%, 9/11/2042	260,000	235,552
		2,296,040
IT SERVICES — 0.1%
Apple, Inc. 4.85%, 5/10/2053 (b)	454,000	416,005
LEISURE TIME — 0.0% (a)
Brunswick Corp. 5.10%, 4/1/2052	210,000	144,667
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	203,000	147,341
		292,008
LODGING — 0.0% (a)
Marriott International, Inc. Series II, 2.75%, 10/15/2033	98,000	73,758
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	132,000	110,398
Caterpillar, Inc.:
3.25%, 9/19/2049	334,000	233,987
3.25%, 4/9/2050	299,000	209,892
3.80%, 8/15/2042	545,000	434,774
4.30%, 5/15/2044	189,000	160,805
4.75%, 5/15/2064	300,000	259,116
5.20%, 5/27/2041	185,000	178,384
5.30%, 9/15/2035	148,000	148,055
6.05%, 8/15/2036	155,000	162,790
		1,898,201
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
2.88%, 9/7/2049	143,000	95,128
3.75%, 4/15/2050 (b)	213,000	167,801
3.90%, 6/9/2042	438,000	360,360
Dover Corp.:
5.38%, 10/15/2035	100,000	96,407
5.38%, 3/1/2041	170,000	156,310
Otis Worldwide Corp.:
3.11%, 2/15/2040	251,000	179,234
3.36%, 2/15/2050	185,000	123,288
Rockwell Automation, Inc.:
2.80%, 8/15/2061	202,000	116,625
4.20%, 3/1/2049	131,000	106,504
Xylem, Inc. 4.38%, 11/1/2046	141,000	106,156
		1,507,813

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 5.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	$447,000	$280,041
3.50%, 3/1/2042	394,000	242,952
3.70%, 4/1/2051	702,000	407,651
3.85%, 4/1/2061	623,000	346,849
3.90%, 6/1/2052	808,000	483,031
3.95%, 6/30/2062	490,000	277,012
4.40%, 12/1/2061	511,000	312,783
4.80%, 3/1/2050	1,017,000	708,300
5.13%, 7/1/2049	503,000	365,792
5.25%, 4/1/2053 (b)	504,000	376,740
5.38%, 4/1/2038	303,000	247,515
5.38%, 5/1/2047	853,000	650,745
5.50%, 4/1/2063	348,000	256,608
5.75%, 4/1/2048	758,000	605,430
6.38%, 10/23/2035	611,000	568,859
6.48%, 10/23/2045	1,183,000	1,031,789
6.83%, 10/23/2055	300,000	265,320
Comcast Corp.:
2.45%, 8/15/2052	472,000	254,606
2.65%, 8/15/2062	429,000	223,882
2.80%, 1/15/2051	544,000	318,681
2.89%, 11/1/2051	1,719,000	1,013,351
2.94%, 11/1/2056	2,055,000	1,167,713
2.99%, 11/1/2063	1,407,000	777,719
3.40%, 7/15/2046	428,000	291,211
3.45%, 2/1/2050	637,000	428,599
3.75%, 4/1/2040	100,000	77,417
3.90%, 3/1/2038	298,000	241,937
3.97%, 11/1/2047	697,000	518,324
4.00%, 8/15/2047	308,000	229,747
4.00%, 3/1/2048	410,000	307,320
4.00%, 11/1/2049	599,000	442,907
4.05%, 11/1/2052	451,000	335,264
4.60%, 10/15/2038	249,000	217,957
4.60%, 8/15/2045	206,000	169,555
4.65%, 7/15/2042	192,000	161,679
4.70%, 10/15/2048 (b)	580,000	489,833
4.75%, 3/1/2044	165,000	139,075
4.95%, 10/15/2058	399,000	342,577
5.35%, 5/15/2053	1,250,000	1,140,688
5.50%, 5/15/2064	980,000	888,350
5.65%, 6/15/2035	162,000	159,787
6.40%, 5/15/2038	53,000	54,075
6.45%, 3/15/2037	181,000	189,141
6.50%, 11/15/2035	107,000	113,098
6.55%, 7/1/2039	186,000	194,521
6.95%, 8/15/2037	148,000	160,614
Discovery Communications LLC:
4.00%, 9/15/2055	585,000	350,269
Security Description	Principal Amount	Value
4.65%, 5/15/2050	$371,000	$258,620
4.88%, 4/1/2043	165,000	122,768
5.00%, 9/20/2037	197,000	160,762
5.20%, 9/20/2047	501,000	378,801
5.30%, 5/15/2049	297,000	226,973
6.35%, 6/1/2040	202,000	181,820
Fox Corp.:
5.48%, 1/25/2039	341,000	294,651
5.58%, 1/25/2049	512,000	426,757
Grupo Televisa SAB:
5.00%, 5/13/2045	70,000	55,376
6.13%, 1/31/2046 (b)	327,000	297,714
6.63%, 1/15/2040 (b)	302,000	293,728
8.50%, 3/11/2032	17,000	19,292
NBCUniversal Media LLC:
4.45%, 1/15/2043	231,000	188,789
5.95%, 4/1/2041	104,000	102,977
6.40%, 4/30/2040	184,000	190,102
Paramount Global:
4.38%, 3/15/2043	562,000	362,046
4.60%, 1/15/2045	300,000	191,253
4.85%, 7/1/2042	360,000	241,664
4.90%, 8/15/2044	338,000	225,040
4.95%, 5/19/2050	331,000	224,153
5.25%, 4/1/2044	200,000	139,022
5.50%, 5/15/2033	113,000	97,079
5.85%, 9/1/2043	551,000	424,904
5.90%, 10/15/2040	167,000	129,914
6.88%, 4/30/2036	158,000	142,791
Thomson Reuters Corp.:
5.50%, 8/15/2035	143,000	135,244
5.65%, 11/23/2043	152,000	132,497
5.85%, 4/15/2040	180,000	167,832
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	119,831
Time Warner Cable LLC:
4.50%, 9/15/2042	376,000	260,549
5.50%, 9/1/2041	418,500	326,489
5.88%, 11/15/2040	375,000	310,965
6.55%, 5/1/2037	612,000	554,992
6.75%, 6/15/2039	496,000	452,129
7.30%, 7/1/2038	575,000	553,788
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	300,000	189,804
Series E, 4.13%, 12/1/2041	172,000	137,378
Series GMTN, 4.13%, 6/1/2044	295,000	232,495
4.38%, 8/16/2041	161,000	131,680
Walt Disney Co.:
2.75%, 9/1/2049	80,000	47,336
3.50%, 5/13/2040	518,000	387,998
3.60%, 1/13/2051 (b)	1,103,000	766,574
3.80%, 5/13/2060	623,000	429,920

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 3/23/2040	$209,000	$181,981
4.70%, 3/23/2050 (b)	632,000	535,494
4.75%, 9/15/2044	212,000	180,836
4.75%, 11/15/2046	239,000	199,816
4.95%, 10/15/2045	241,000	207,636
5.40%, 10/1/2043	312,000	290,550
6.15%, 3/1/2037	191,000	193,082
6.15%, 2/15/2041	332,000	334,616
6.20%, 12/15/2034	108,000	112,115
6.65%, 11/15/2037	356,000	382,437
7.75%, 12/1/2045	200,000	240,046
		32,400,420
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	165,000	128,449
4.38%, 6/15/2045	179,000	145,294
Valmont Industries, Inc.:
5.00%, 10/1/2044	165,000	133,002
5.25%, 10/1/2054	179,000	142,880
		549,625
MINING — 1.0%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	116,482
Barrick North America Finance LLC:
5.70%, 5/30/2041	310,000	296,382
5.75%, 5/1/2043	241,000	231,365
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	264,000	260,623
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	319,000	260,757
5.00%, 9/30/2043	786,000	708,713
5.50%, 9/8/2053	165,000	158,006
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	128,000	116,338
5.45%, 3/15/2043	688,000	589,231
Newmont Corp.:
4.88%, 3/15/2042	338,000	289,281
5.45%, 6/9/2044	176,000	157,363
5.88%, 4/1/2035	99,000	97,335
6.25%, 10/1/2039	261,000	259,831
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	46,000	50,178
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	438,000	260,592
5.20%, 11/2/2040	454,000	424,254
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	296,000	238,884
4.75%, 3/22/2042	232,000	204,322
5.13%, 3/9/2053	412,000	373,919
Southern Copper Corp.:
5.25%, 11/8/2042	386,000	333,268
5.88%, 4/23/2045	526,000	489,590
Security Description	Principal Amount	Value
6.75%, 4/16/2040	$452,000	$472,652
7.50%, 7/27/2035	121,000	133,072
		6,522,438
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
Series MTN, 3.13%, 9/19/2046 (b)	232,000	147,533
3.25%, 8/26/2049 (b)	376,000	238,298
Series MTN, 3.63%, 10/15/2047 (b)	214,000	147,870
3.70%, 4/15/2050	182,000	129,562
Series MTN, 3.88%, 6/15/2044	111,000	81,848
Series MTN, 4.00%, 9/14/2048 (b)	345,000	259,067
Series MTN, 5.70%, 3/15/2037	163,000	161,491
Eaton Corp.:
3.92%, 9/15/2047	190,000	145,428
4.15%, 11/2/2042	325,000	264,449
4.70%, 8/23/2052	189,000	162,916
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	35,788
General Electric Co.:
4.35%, 5/1/2050	235,000	185,046
4.50%, 3/11/2044	249,000	206,924
Series MTN, 5.88%, 1/14/2038	224,000	225,830
Series A, 6.88%, 1/10/2039	186,000	207,617
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	195,000	158,085
4.88%, 9/15/2041	120,000	110,198
Parker-Hannifin Corp.:
4.00%, 6/14/2049	357,000	271,374
Series MTN, 4.45%, 11/21/2044	73,000	59,091
Series A, 6.25%, 5/15/2038	169,000	169,515
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	138,000	110,980
4.65%, 11/1/2044 (b)	183,000	148,717
Trane Technologies Global Holding Co. Ltd. 4.30%, 2/21/2048	147,000	113,890
		3,741,517
OIL & GAS — 4.2%
Apache Corp.:
4.75%, 4/15/2043	120,000	87,814
5.10%, 9/1/2040	550,000	437,778
5.25%, 2/1/2042	141,000	110,416
5.35%, 7/1/2049	150,000	115,562
6.00%, 1/15/2037	150,000	135,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	$547,000	$321,953
2.94%, 6/4/2051	832,000	507,262
3.00%, 2/24/2050	699,000	435,715
3.00%, 3/17/2052	389,000	238,936
3.06%, 6/17/2041	150,000	103,542
3.38%, 2/8/2061 (b)	728,000	453,195
4.89%, 9/11/2033	300,000	281,559
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,064
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	190,000	156,085
5.85%, 2/1/2035	116,000	108,994
6.25%, 3/15/2038	308,000	297,386
6.50%, 2/15/2037	130,000	126,901
6.75%, 2/1/2039	144,000	142,767
Cenovus Energy, Inc.:
3.75%, 2/15/2052	217,000	143,452
5.25%, 6/15/2037	69,000	61,266
5.40%, 6/15/2047	206,000	176,015
6.75%, 11/15/2039	126,000	125,677
Chevron Corp. 3.08%, 5/11/2050 (b)	277,000	185,878
Chevron USA, Inc.:
2.34%, 8/12/2050	187,000	105,743
5.25%, 11/15/2043	161,000	150,226
6.00%, 3/1/2041	134,000	138,316
ConocoPhillips:
4.88%, 10/1/2047	194,000	167,480
5.90%, 5/15/2038	99,000	98,428
ConocoPhillips Co.:
3.76%, 3/15/2042	210,000	160,885
3.80%, 3/15/2052	394,000	285,067
4.03%, 3/15/2062	724,000	519,535
4.30%, 11/15/2044	210,000	169,588
5.05%, 9/15/2033	165,000	157,955
5.30%, 5/15/2053	365,000	334,774
5.55%, 3/15/2054	265,000	251,689
5.70%, 9/15/2063	320,000	304,323
5.95%, 3/15/2046	189,000	185,717
6.50%, 2/1/2039	470,000	502,298
Continental Resources, Inc. 4.90%, 6/1/2044	251,000	184,317
Devon Energy Corp.:
4.75%, 5/15/2042	227,000	180,268
5.00%, 6/15/2045 (b)	233,000	187,595
5.60%, 7/15/2041 (b)	390,000	344,062
7.88%, 9/30/2031	105,000	114,940
7.95%, 4/15/2032	112,000	123,872
Diamondback Energy, Inc.:
4.25%, 3/15/2052	361,000	256,649
4.40%, 3/24/2051	129,000	95,145
6.25%, 3/15/2053	146,000	139,284
Security Description	Principal Amount	Value
EOG Resources, Inc.:
3.90%, 4/1/2035	$127,000	$107,390
4.95%, 4/15/2050 (b)	193,000	170,299
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	119,284
3.10%, 8/16/2049	577,000	379,833
3.45%, 4/15/2051	974,000	678,177
3.57%, 3/6/2045	292,000	214,991
4.11%, 3/1/2046	890,000	711,608
4.23%, 3/19/2040	519,000	441,326
4.33%, 3/19/2050 (b)	938,000	771,196
Hess Corp.:
5.60%, 2/15/2041	389,000	351,325
5.80%, 4/1/2047 (b)	148,000	134,461
6.00%, 1/15/2040	198,000	185,940
7.13%, 3/15/2033	99,000	104,334
Marathon Oil Corp.:
5.20%, 6/1/2045 (b)	128,000	100,632
6.60%, 10/1/2037 (b)	195,000	189,162
Marathon Petroleum Corp.:
4.50%, 4/1/2048	140,000	104,026
4.75%, 9/15/2044	246,000	194,581
5.00%, 9/15/2054	88,000	67,866
6.50%, 3/1/2041	411,000	405,801
Occidental Petroleum Corp.:
4.20%, 3/15/2048	139,000	96,690
4.40%, 4/15/2046	140,000	102,715
6.20%, 3/15/2040	170,000	161,922
6.45%, 9/15/2036	720,000	707,090
6.60%, 3/15/2046	260,000	255,325
7.95%, 6/15/2039	90,000	97,381
Ovintiv, Inc.:
6.50%, 2/1/2038	172,000	164,478
6.63%, 8/15/2037	192,000	183,827
7.10%, 7/15/2053	220,000	219,168
8.13%, 9/15/2030	116,000	126,189
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	135,000	135,594
Phillips 66 Co.:
4.65%, 11/15/2034	110,000	98,778
4.68%, 2/15/2045	252,000	200,625
4.88%, 11/15/2044	182,000	155,486
4.90%, 10/1/2046	237,000	195,485
5.88%, 5/1/2042	430,000	417,397
Shell International Finance BV:
3.00%, 11/26/2051	489,000	305,439
3.13%, 11/7/2049	390,000	252,821
3.25%, 4/6/2050	776,000	515,078
3.63%, 8/21/2042	160,000	121,550
3.75%, 9/12/2046	564,000	416,288
4.00%, 5/10/2046	686,000	531,341
4.13%, 5/11/2035	445,000	392,174
4.38%, 5/11/2045	1,111,000	911,131
4.55%, 8/12/2043	332,000	281,065
5.50%, 3/25/2040	302,000	293,094

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 12/15/2038	$849,000	$900,237
Suncor Energy, Inc.:
3.75%, 3/4/2051	232,000	155,317
4.00%, 11/15/2047	194,000	137,094
5.95%, 12/1/2034	71,000	68,244
6.50%, 6/15/2038	385,000	382,297
6.80%, 5/15/2038	396,000	400,602
6.85%, 6/1/2039	247,000	248,193
TotalEnergies Capital International SA:
2.99%, 6/29/2041	160,000	111,606
3.13%, 5/29/2050 (b)	805,000	523,717
3.39%, 6/29/2060	417,000	268,264
3.46%, 7/12/2049	305,000	212,189
Valero Energy Corp.:
3.65%, 12/1/2051	374,000	240,355
4.00%, 6/1/2052	106,000	72,753
6.63%, 6/15/2037	415,000	424,338
7.50%, 4/15/2032	101,000	109,887
		26,942,618
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	378,000	340,586
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047 (b)	375,000	279,859
Halliburton Co.:
4.50%, 11/15/2041	321,000	256,440
4.85%, 11/15/2035	254,000	228,346
5.00%, 11/15/2045	669,000	565,506
6.70%, 9/15/2038	232,000	243,871
7.45%, 9/15/2039	411,000	454,352
NOV, Inc. 3.95%, 12/1/2042	351,000	245,075
		2,614,035
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	160,000	116,296
Sonoco Products Co. 5.75%, 11/1/2040	184,000	169,806
WestRock MWV LLC 7.95%, 2/15/2031	64,000	70,061
WRKCo, Inc. 3.00%, 6/15/2033	101,000	79,072
		435,235
PHARMACEUTICALS — 7.2%
AbbVie, Inc.:
4.05%, 11/21/2039	1,106,000	902,961
4.25%, 11/21/2049	1,695,000	1,342,474
4.30%, 5/14/2036	282,000	247,334
4.40%, 11/6/2042	830,000	687,281
4.45%, 5/14/2046	694,000	566,013
4.50%, 5/14/2035	528,000	476,742
Security Description	Principal Amount	Value
4.55%, 3/15/2035	$503,000	$457,534
4.63%, 10/1/2042	160,000	134,805
4.70%, 5/14/2045	837,500	714,764
4.75%, 3/15/2045	341,000	292,465
4.85%, 6/15/2044	413,000	358,001
4.88%, 11/14/2048	534,000	467,036
AstraZeneca PLC:
2.13%, 8/6/2050	158,000	85,876
3.00%, 5/28/2051 (b)	170,000	111,092
4.00%, 9/18/2042	307,000	249,269
4.38%, 11/16/2045	256,000	214,602
4.38%, 8/17/2048	249,000	209,172
6.45%, 9/15/2037	892,000	962,637
Becton Dickinson & Co.:
3.79%, 5/20/2050	140,000	100,698
4.67%, 6/6/2047	164,000	136,268
4.69%, 12/15/2044	378,000	317,580
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	114,000	72,127
2.55%, 11/13/2050	403,000	230,149
3.25%, 8/1/2042	294,000	208,508
3.55%, 3/15/2042	273,000	204,908
3.70%, 3/15/2052	637,000	455,277
3.90%, 3/15/2062	304,000	213,025
4.13%, 6/15/2039	526,000	437,174
4.25%, 10/26/2049	1,191,000	944,153
4.35%, 11/15/2047	502,000	406,414
4.50%, 3/1/2044	212,000	177,359
4.55%, 2/20/2048	371,000	307,633
4.63%, 5/15/2044	145,000	123,997
5.00%, 8/15/2045	222,000	199,207
Cardinal Health, Inc.:
4.37%, 6/15/2047	207,000	156,095
4.50%, 11/15/2044	195,000	148,424
4.60%, 3/15/2043	224,000	176,382
4.90%, 9/15/2045	194,000	155,534
Cencora, Inc. 4.25%, 3/1/2045	304,000	232,049
Cigna Group:
3.20%, 3/15/2040	206,000	144,717
3.40%, 3/15/2050	320,000	210,518
3.40%, 3/15/2051 (b)	516,000	337,820
3.88%, 10/15/2047	296,000	210,610
4.80%, 8/15/2038	675,000	593,757
4.80%, 7/15/2046	473,000	392,443
4.90%, 12/15/2048	919,000	774,570
6.13%, 11/15/2041	216,000	212,721
CVS Health Corp.:
2.70%, 8/21/2040	318,000	201,300
4.13%, 4/1/2040	276,000	213,831
4.25%, 4/1/2050	205,000	151,380
4.78%, 3/25/2038	1,485,000	1,277,724
4.88%, 7/20/2035	143,000	127,766
5.05%, 3/25/2048	2,676,000	2,223,141
5.13%, 7/20/2045	1,134,000	953,921

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 12/5/2043	$193,000	$167,852
5.63%, 2/21/2053	327,000	292,335
5.88%, 6/1/2053	360,000	333,252
6.00%, 6/1/2063	195,000	179,072
6.13%, 9/15/2039	244,000	235,331
Eli Lilly & Co.:
3.70%, 3/1/2045	163,000	125,808
3.95%, 5/15/2047	178,000	144,888
4.15%, 3/15/2059	305,000	240,310
4.88%, 2/27/2053 (b)	427,000	390,983
4.95%, 2/27/2063	473,000	427,261
5.55%, 3/15/2037	220,000	222,816
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	242,000	202,704
5.38%, 4/15/2034 (b)	112,000	113,665
6.38%, 5/15/2038	807,000	874,263
Johnson & Johnson:
2.10%, 9/1/2040	258,000	164,318
2.25%, 9/1/2050	322,000	185,469
2.45%, 9/1/2060	470,000	258,735
3.40%, 1/15/2038	288,000	231,630
3.50%, 1/15/2048 (b)	210,000	158,164
3.55%, 3/1/2036	305,000	258,375
3.63%, 3/3/2037	450,000	378,373
3.70%, 3/1/2046	587,000	455,829
3.75%, 3/3/2047	298,000	233,549
4.38%, 12/5/2033 (b)	115,000	109,209
4.50%, 9/1/2040	263,000	237,260
4.50%, 12/5/2043 (b)	187,000	167,171
4.85%, 5/15/2041	191,000	178,549
4.95%, 5/15/2033	102,000	102,466
5.85%, 7/15/2038	195,000	204,454
5.95%, 8/15/2037	238,000	251,580
McKesson Corp. 5.10%, 7/15/2033	240,000	229,363
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	176,000	147,273
5.90%, 11/1/2039	174,000	170,920
Merck & Co., Inc.:
2.35%, 6/24/2040	249,000	162,751
2.45%, 6/24/2050	386,000	221,522
2.75%, 12/10/2051	120,000	72,490
2.90%, 12/10/2061	694,000	398,502
3.60%, 9/15/2042	165,000	126,423
3.70%, 2/10/2045	617,000	469,889
3.90%, 3/7/2039	301,000	249,670
4.00%, 3/7/2049	446,000	349,329
4.15%, 5/18/2043	30,000	24,891
4.90%, 5/17/2044 (b)	490,000	446,610
5.00%, 5/17/2053	630,000	574,081
5.15%, 5/17/2063	440,000	402,618
6.50%, 12/1/2033	100,000	108,228
6.55%, 9/15/2037	275,000	296,538
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	175,000	176,437
Security Description	Principal Amount	Value
Mylan, Inc.:
5.20%, 4/15/2048	$295,000	$213,789
5.40%, 11/29/2043	163,000	126,320
Novartis Capital Corp.:
2.75%, 8/14/2050	336,000	213,447
3.70%, 9/21/2042	83,000	64,882
4.00%, 11/20/2045	476,000	384,032
4.40%, 5/6/2044	483,000	415,351
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,785,000	1,639,023
5.30%, 5/19/2053	1,920,000	1,783,258
5.34%, 5/19/2063	1,480,000	1,352,158
Pfizer, Inc.:
2.55%, 5/28/2040	281,000	188,374
3.90%, 3/15/2039	240,000	196,975
4.00%, 12/15/2036	229,000	197,522
4.00%, 3/15/2049	347,000	273,512
4.10%, 9/15/2038	209,000	177,823
4.13%, 12/15/2046	365,000	292,964
4.20%, 9/15/2048	309,000	253,127
4.30%, 6/15/2043	161,000	135,504
4.40%, 5/15/2044	298,000	253,604
5.60%, 9/15/2040	222,000	218,266
7.20%, 3/15/2039	771,000	887,583
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	415,000	288,213
3.18%, 7/9/2050	594,000	375,533
3.38%, 7/9/2060	478,000	290,662
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	364,000	267,303
Viatris, Inc.:
3.85%, 6/22/2040	597,000	388,408
4.00%, 6/22/2050	855,000	516,326
Wyeth LLC:
5.95%, 4/1/2037	582,000	595,246
6.00%, 2/15/2036	177,000	182,795
6.50%, 2/1/2034	97,000	104,158
Zoetis, Inc.:
3.00%, 5/15/2050	131,000	82,923
3.95%, 9/12/2047	144,000	108,707
4.70%, 2/1/2043	387,000	333,308
		46,863,540
PIPELINES — 4.1%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	84,348
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	138,000	122,267
DCP Midstream Operating LP 5.60%, 4/1/2044	161,000	141,265
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	166,000	127,921

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 11/1/2043	$164,000	$133,094
Enbridge Energy Partners LP:
5.50%, 9/15/2040	203,000	178,484
7.38%, 10/15/2045	273,000	290,330
Series B, 7.50%, 4/15/2038	195,000	205,122
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	89,812
3.40%, 8/1/2051	260,000	162,149
4.00%, 11/15/2049	121,000	84,868
4.50%, 6/10/2044	80,000	61,409
Energy Transfer LP:
4.95%, 1/15/2043	169,000	131,245
5.00%, 5/15/2044	141,000	109,998
5.00%, 5/15/2050 (b)	626,000	490,552
5.15%, 2/1/2043	71,000	56,603
5.15%, 3/15/2045	303,000	242,761
5.30%, 4/1/2044	258,000	209,039
5.30%, 4/15/2047	226,000	183,076
5.35%, 5/15/2045	341,000	278,710
5.40%, 10/1/2047	525,000	431,786
Series 20Y, 5.80%, 6/15/2038	137,000	124,995
5.95%, 10/1/2043	168,000	147,218
6.00%, 6/15/2048	389,000	345,199
6.05%, 6/1/2041	313,000	283,221
6.10%, 2/15/2042	164,000	148,640
6.13%, 12/15/2045	384,000	342,916
6.25%, 4/15/2049	630,835	578,791
6.50%, 2/1/2042	292,000	278,410
6.63%, 10/15/2036	116,000	114,348
7.50%, 7/1/2038	120,000	125,965
Enterprise Products Operating LLC:
3.20%, 2/15/2052	261,000	166,487
3.30%, 2/15/2053	185,000	120,354
3.70%, 1/31/2051	261,000	183,781
3.95%, 1/31/2060	399,000	280,385
4.20%, 1/31/2050	367,000	283,012
4.25%, 2/15/2048	395,000	309,028
4.45%, 2/15/2043	134,000	109,466
4.80%, 2/1/2049	385,000	326,291
4.85%, 8/15/2042	328,433	283,842
4.85%, 3/15/2044	312,000	268,264
4.90%, 5/15/2046	257,000	218,910
4.95%, 10/15/2054	176,000	148,025
5.10%, 2/15/2045	347,000	306,672
5.70%, 2/15/2042	245,000	234,347
5.95%, 2/1/2041	206,000	202,529
6.13%, 10/15/2039	204,000	203,480
6.45%, 9/1/2040	160,000	163,042
Series H, 6.65%, 10/15/2034	98,000	103,217
7.55%, 4/15/2038	223,000	247,452
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	145,000	112,439
Security Description	Principal Amount	Value
5.00%, 8/15/2042	$183,000	$147,504
5.00%, 3/1/2043	231,000	186,193
5.40%, 9/1/2044	200,000	168,284
5.50%, 3/1/2044	291,000	247,702
5.63%, 9/1/2041	198,000	170,741
5.80%, 3/15/2035	106,000	99,470
6.38%, 3/1/2041	141,000	133,207
6.50%, 2/1/2037	132,000	128,676
6.50%, 9/1/2039	129,000	124,226
6.55%, 9/15/2040	175,000	167,284
Series MTN, 6.95%, 1/15/2038	379,000	388,759
7.50%, 11/15/2040	182,000	190,139
Kinder Morgan, Inc.:
3.60%, 2/15/2051	284,000	179,630
5.05%, 2/15/2046	287,000	229,583
5.20%, 3/1/2048	224,000	182,840
5.45%, 8/1/2052 (b)	248,000	210,225
5.55%, 6/1/2045	536,000	460,628
Magellan Midstream Partners LP:
3.95%, 3/1/2050	296,000	197,855
4.20%, 10/3/2047	170,000	119,167
4.25%, 9/15/2046	197,000	138,524
4.85%, 2/1/2049 (b)	116,000	89,553
5.15%, 10/15/2043	110,000	89,078
MPLX LP:
4.50%, 4/15/2038	541,000	437,361
4.70%, 4/15/2048	554,000	419,843
4.90%, 4/15/2058	143,000	105,967
4.95%, 3/14/2052	521,000	405,520
5.20%, 3/1/2047 (b)	339,000	276,193
5.20%, 12/1/2047	187,000	151,446
5.50%, 2/15/2049	512,000	433,485
COR, 5.65%, 3/1/2053	115,000	98,797
ONEOK Partners LP:
6.13%, 2/1/2041	159,000	147,129
6.20%, 9/15/2043	162,000	150,117
6.65%, 10/1/2036	99,000	98,297
6.85%, 10/15/2037	187,000	188,921
ONEOK, Inc.:
4.45%, 9/1/2049	157,000	112,721
4.50%, 3/15/2050	78,000	56,493
4.95%, 7/13/2047	184,000	145,073
5.20%, 7/15/2048	294,000	240,439
6.00%, 6/15/2035	113,000	108,523
6.05%, 9/1/2033	190,000	186,723
6.63%, 9/1/2053	500,000	489,295
7.15%, 1/15/2051	228,000	229,430
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	148,000	104,865
4.70%, 6/15/2044	286,000	211,200
4.90%, 2/15/2045	266,000	200,928

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 6/1/2042	$210,000	$165,839
6.65%, 1/15/2037	158,000	154,339
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	124,000	121,847
Spectra Energy Partners LP:
4.50%, 3/15/2045	156,000	118,356
5.95%, 9/25/2043	217,000	198,388
Targa Resources Corp.:
4.95%, 4/15/2052	232,000	178,378
6.25%, 7/1/2052	271,000	247,808
6.50%, 2/15/2053	286,000	272,998
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	140,831
Texas Eastern Transmission LP 7.00%, 7/15/2032	97,000	103,539
TransCanada PipeLines Ltd.:
4.63%, 3/1/2034	125,000	108,791
4.75%, 5/15/2038	129,000	107,792
4.88%, 5/15/2048	300,000	241,194
5.00%, 10/16/2043	287,000	236,712
5.10%, 3/15/2049 (b)	284,000	236,024
5.85%, 3/15/2036	150,000	142,649
6.10%, 6/1/2040 (b)	283,000	272,535
6.20%, 10/15/2037	302,000	294,631
7.25%, 8/15/2038	351,000	374,029
7.63%, 1/15/2039	457,000	502,115
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	62,000	43,977
4.45%, 8/1/2042	88,000	69,288
4.60%, 3/15/2048	167,000	131,569
5.40%, 8/15/2041	129,000	114,227
Western Midstream Operating LP:
5.25%, 2/1/2050	323,000	249,905
5.30%, 3/1/2048	245,000	191,548
5.45%, 4/1/2044	263,000	212,175
5.50%, 8/15/2048	90,000	71,416
Williams Cos., Inc.:
3.50%, 10/15/2051	180,000	114,714
4.85%, 3/1/2048	240,000	192,235
4.90%, 1/15/2045	189,000	151,485
5.10%, 9/15/2045	300,000	250,965
5.30%, 8/15/2052	386,000	328,420
5.40%, 3/4/2044	269,000	232,236
5.75%, 6/24/2044	166,000	149,981
5.80%, 11/15/2043	113,000	103,264
6.30%, 4/15/2040	380,000	371,739
		26,821,538
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 5.95%, 8/15/2034	353,000	333,006
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
2.95%, 3/15/2034	$247,000	$187,340
3.00%, 5/18/2051	155,000	87,308
3.55%, 3/15/2052	367,000	231,823
4.00%, 2/1/2050	247,000	171,682
4.75%, 4/15/2035	152,000	133,605
4.85%, 4/15/2049	167,000	130,808
5.15%, 4/15/2053	117,000	97,428
American Homes 4 Rent LP:
3.38%, 7/15/2051	125,000	74,674
4.30%, 4/15/2052	153,000	110,262
American Tower Corp.:
2.95%, 1/15/2051	323,000	182,191
3.10%, 6/15/2050	307,000	178,760
3.70%, 10/15/2049	210,000	136,777
5.90%, 11/15/2033	240,000	234,317
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	112,000	78,997
Series MTN, 4.15%, 7/1/2047	138,000	103,855
Series MTN, 4.35%, 4/15/2048	154,000	116,544
Boston Properties LP:
2.45%, 10/1/2033	126,000	85,695
6.50%, 1/15/2034 (b)	130,000	123,922
Camden Property Trust 3.35%, 11/1/2049 (b)	111,000	73,373
Corporate Office Properties LP 2.90%, 12/1/2033	99,000	69,289
Crown Castle, Inc.:
2.90%, 4/1/2041	382,000	244,808
4.00%, 11/15/2049	114,000	78,840
4.15%, 7/1/2050	145,000	103,278
4.75%, 5/15/2047	160,000	124,362
5.20%, 2/15/2049	111,000	92,675
Equinix, Inc.:
2.95%, 9/15/2051	135,000	76,764
3.00%, 7/15/2050	158,000	92,452
3.40%, 2/15/2052	151,000	95,014
ERP Operating LP:
4.00%, 8/1/2047	132,000	93,284
4.50%, 7/1/2044	231,000	182,788
4.50%, 6/1/2045	123,000	93,957
Essex Portfolio LP:
2.65%, 9/1/2050	129,000	66,974
4.50%, 3/15/2048	128,000	95,030
Federal Realty OP LP 4.50%, 12/1/2044	157,000	115,988
Healthpeak OP LLC 6.75%, 2/1/2041	134,000	132,614
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	90,000	65,505

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kilroy Realty LP:
2.50%, 11/15/2032	$113,000	$77,148
2.65%, 11/15/2033	100,000	67,171
Kimco Realty OP LLC:
3.70%, 10/1/2049	121,000	79,277
4.13%, 12/1/2046	91,000	62,860
4.25%, 4/1/2045	161,000	116,928
4.45%, 9/1/2047 (b)	141,000	104,478
Mid-America Apartments LP 2.88%, 9/15/2051	72,000	41,585
NNN REIT, Inc.:
3.00%, 4/15/2052	156,000	87,610
3.10%, 4/15/2050	135,000	77,103
3.50%, 4/15/2051	157,000	98,764
4.80%, 10/15/2048	97,000	74,730
5.60%, 10/15/2033	155,000	145,946
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	116,000	84,975
Prologis LP:
3.00%, 4/15/2050	121,000	73,681
3.05%, 3/1/2050	130,000	79,791
4.38%, 9/15/2048	143,000	110,588
5.13%, 1/15/2034	185,000	174,172
5.25%, 6/15/2053	472,000	423,238
Public Storage Operating Co. 5.35%, 8/1/2053	145,000	132,120
Realty Income Corp.:
1.80%, 3/15/2033	97,000	68,069
4.65%, 3/15/2047	129,000	105,055
4.90%, 7/15/2033	168,000	153,411
Regency Centers LP:
4.40%, 2/1/2047	141,000	104,322
4.65%, 3/15/2049	78,000	59,518
Simon Property Group LP:
3.25%, 9/13/2049	427,000	264,368
3.80%, 7/15/2050	230,000	155,475
4.25%, 10/1/2044	131,000	96,218
4.25%, 11/30/2046	92,000	66,945
4.75%, 3/15/2042	206,000	165,910
COR, 5.85%, 3/8/2053	295,000	272,931
6.75%, 2/1/2040	219,000	223,218
UDR, Inc. 3.10%, 11/1/2034 (b)	128,000	96,652
Ventas Realty LP:
4.38%, 2/1/2045	135,000	97,223
4.88%, 4/15/2049	114,000	86,839
5.70%, 9/30/2043	165,000	142,205
VICI Properties LP 5.63%, 5/15/2052	93,000	77,540
Welltower OP LLC:
4.95%, 9/1/2048	141,000	115,465
6.50%, 3/15/2041	164,000	161,529
Weyerhaeuser Co. 7.38%, 3/15/2032	104,000	112,614
Security Description	Principal Amount	Value
WP Carey, Inc. 2.25%, 4/1/2033	$114,000	$81,515
		9,182,170
RETAIL — 3.1%
Darden Restaurants, Inc. 4.55%, 2/15/2048	169,000	130,661
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	411,000	250,024
Dollar General Corp.:
4.13%, 4/3/2050	188,000	127,086
5.50%, 11/1/2052	199,000	166,318
Dollar Tree, Inc. 3.38%, 12/1/2051	268,000	158,026
Home Depot, Inc.:
2.38%, 3/15/2051	422,000	231,674
2.75%, 9/15/2051	224,000	132,718
3.13%, 12/15/2049	409,000	266,574
3.30%, 4/15/2040	123,000	91,446
3.35%, 4/15/2050	608,000	414,267
3.50%, 9/15/2056	340,000	230,323
3.63%, 4/15/2052	408,000	289,945
3.90%, 6/15/2047	409,000	311,572
4.20%, 4/1/2043	185,000	151,521
4.25%, 4/1/2046	508,000	406,329
4.40%, 3/15/2045	236,000	194,679
4.50%, 12/6/2048	555,000	465,096
4.88%, 2/15/2044	223,000	199,293
4.95%, 9/15/2052 (b)	363,000	324,660
5.40%, 9/15/2040	292,000	279,207
5.88%, 12/16/2036	960,000	987,955
5.95%, 4/1/2041	313,000	320,105
Lowe's Cos., Inc.:
3.00%, 10/15/2050	506,000	297,665
3.50%, 4/1/2051	150,000	96,667
3.70%, 4/15/2046	382,000	264,466
4.05%, 5/3/2047	423,000	311,421
4.25%, 4/1/2052	482,000	355,692
4.38%, 9/15/2045	111,000	85,517
4.45%, 4/1/2062	478,000	348,075
4.55%, 4/5/2049	282,000	221,006
4.65%, 4/15/2042	161,000	133,395
5.00%, 4/15/2040	121,000	105,741
5.13%, 4/15/2050	239,000	204,911
5.50%, 10/15/2035	146,000	141,608
5.63%, 4/15/2053	438,000	398,129
5.75%, 7/1/2053	286,000	266,915
5.80%, 9/15/2062	268,000	243,178
5.85%, 4/1/2063	241,000	220,233
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	122,000	89,148
Series MTN, 3.63%, 9/1/2049	540,000	380,403
Series MTN, 3.70%, 2/15/2042	188,000	140,596

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.20%, 4/1/2050	$132,000	$102,329
Series MTN, 4.45%, 3/1/2047	320,000	259,920
Series MTN, 4.45%, 9/1/2048	175,000	142,623
Series MTN, 4.60%, 5/26/2045	174,000	144,319
Series MTN, 4.70%, 12/9/2035	218,000	198,467
Series MTN, 4.88%, 7/15/2040	130,000	114,448
Series MTN, 4.88%, 12/9/2045	417,000	359,992
Series MTN, 5.15%, 9/9/2052 (b)	215,000	192,515
5.45%, 8/14/2053	835,000	782,003
Series MTN, 5.70%, 2/1/2039	25,000	24,273
Series I, 6.30%, 10/15/2037	244,000	253,548
Series I, 6.30%, 3/1/2038	238,000	247,989
Starbucks Corp.:
3.35%, 3/12/2050	272,000	178,141
3.50%, 11/15/2050	344,000	232,544
3.75%, 12/1/2047	157,000	111,368
4.30%, 6/15/2045	127,000	99,592
4.45%, 8/15/2049	297,000	235,414
4.50%, 11/15/2048	214,000	170,804
Target Corp.:
2.95%, 1/15/2052	322,000	195,293
3.63%, 4/15/2046	204,000	148,567
3.90%, 11/15/2047	212,000	162,144
4.00%, 7/1/2042	246,000	200,547
4.80%, 1/15/2053	292,000	249,750
6.35%, 11/1/2032	97,000	102,557
6.50%, 10/15/2037	229,000	242,419
7.00%, 1/15/2038	141,000	157,858
TJX Cos., Inc. 4.50%, 4/15/2050	229,000	191,909
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050 (b)	393,000	244,116
4.50%, 11/18/2034	18,000	15,044
4.65%, 6/1/2046	239,000	170,966
4.80%, 11/18/2044	263,000	188,810
Walmart, Inc.:
2.50%, 9/22/2041	271,000	180,822
2.95%, 9/24/2049	369,000	241,643
3.63%, 12/15/2047	242,000	183,158
3.95%, 6/28/2038	135,000	115,610
4.00%, 4/11/2043	240,000	196,874
4.05%, 6/29/2048	432,000	354,305
4.30%, 4/22/2044	134,000	114,204
4.50%, 9/9/2052 (b)	455,000	390,727
4.50%, 4/15/2053	635,000	547,199
5.00%, 10/25/2040	185,000	176,808
5.25%, 9/1/2035	320,000	319,846
Security Description	Principal Amount	Value
5.63%, 4/1/2040	$244,000	$246,167
5.63%, 4/15/2041	296,000	300,008
6.20%, 4/15/2038	157,000	170,168
6.50%, 8/15/2037	267,754	296,406
		20,388,459
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	271,000	219,011
Analog Devices, Inc.:
2.80%, 10/1/2041	80,000	53,238
2.95%, 10/1/2051	404,000	251,292
5.30%, 12/15/2045	66,000	59,829
Applied Materials, Inc.:
2.75%, 6/1/2050 (b)	216,331	136,451
4.35%, 4/1/2047	273,000	230,723
5.10%, 10/1/2035 (b)	166,000	162,634
5.85%, 6/15/2041	231,000	233,506
Broadcom, Inc.:
2.60%, 2/15/2033 (d)	136,000	101,422
3.14%, 11/15/2035 (d)	1,032,315	752,341
3.19%, 11/15/2036 (d)	915,000	656,201
3.42%, 4/15/2033 (d)	92,000	73,321
3.47%, 4/15/2034 (d)	935,000	733,292
3.50%, 2/15/2041 (d)	984,000	681,430
3.75%, 2/15/2051 (d)	528,000	351,754
4.93%, 5/15/2037 (d)	839,000	722,740
Intel Corp.:
2.80%, 8/12/2041	249,000	162,647
3.05%, 8/12/2051	465,000	280,781
3.10%, 2/15/2060	382,000	219,432
3.20%, 8/12/2061	199,000	115,275
3.25%, 11/15/2049	713,000	454,644
3.73%, 12/8/2047	655,000	465,057
4.10%, 5/19/2046	339,000	259,515
4.10%, 5/11/2047	252,000	192,281
4.25%, 12/15/2042	150,000	119,236
4.60%, 3/25/2040 (b)	170,800	148,229
4.75%, 3/25/2050	804,000	662,665
4.80%, 10/1/2041	247,000	212,702
4.90%, 7/29/2045	230,384	207,889
4.90%, 8/5/2052	542,000	454,917
4.95%, 3/25/2060 (b)	317,000	269,181
5.05%, 8/5/2062	279,000	233,431
5.63%, 2/10/2043	332,000	315,686
5.70%, 2/10/2053	753,000	705,892
5.90%, 2/10/2063	496,000	470,392
KLA Corp.:
3.30%, 3/1/2050	170,000	113,076
4.95%, 7/15/2052	349,000	304,921
5.00%, 3/15/2049	149,000	130,916
5.25%, 7/15/2062	320,000	286,890
Lam Research Corp.:
2.88%, 6/15/2050	249,000	154,188
3.13%, 6/15/2060	165,000	98,951
4.88%, 3/15/2049	229,000	199,532

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Micron Technology, Inc.:
3.37%, 11/1/2041	$177,000	$116,317
3.48%, 11/1/2051	121,000	73,915
5.88%, 9/15/2033 (b)	181,000	172,352
NVIDIA Corp.:
3.50%, 4/1/2040	288,000	227,004
3.50%, 4/1/2050	594,000	432,866
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	176,000	114,544
3.25%, 5/11/2041	250,000	168,240
3.25%, 11/30/2051	191,000	115,922
QUALCOMM, Inc.:
1.65%, 5/20/2032	99,000	73,940
3.25%, 5/20/2050 (b)	50,000	33,946
4.30%, 5/20/2047	508,000	409,082
4.50%, 5/20/2052	352,000	286,869
4.65%, 5/20/2035 (b)	270,000	253,533
4.80%, 5/20/2045	486,000	429,979
6.00%, 5/20/2053	326,000	329,045
Texas Instruments, Inc.:
3.88%, 3/15/2039	222,000	182,468
4.15%, 5/15/2048	434,000	348,502
5.00%, 3/14/2053	322,000	290,682
5.05%, 5/18/2063	515,000	457,871
TSMC Arizona Corp.:
3.13%, 10/25/2041	320,000	230,784
3.25%, 10/25/2051 (b)	352,000	236,695
4.50%, 4/22/2052	330,000	281,064
		17,923,131
SOFTWARE — 3.1%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	424,000	251,898
4.50%, 6/15/2047	154,000	134,433
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	365,000	241,046
4.50%, 8/15/2046	149,000	111,830
5.63%, 7/15/2052	154,000	139,846
Fiserv, Inc. 4.40%, 7/1/2049	599,000	458,990
Intuit, Inc. COR, 5.50%, 9/15/2053	165,000	158,141
Microsoft Corp.:
2.53%, 6/1/2050	2,275,000	1,385,247
2.68%, 6/1/2060	1,460,000	858,013
2.92%, 3/17/2052	2,246,000	1,473,646
3.04%, 3/17/2062	810,000	511,547
3.45%, 8/8/2036	484,000	407,993
3.50%, 11/15/2042	149,000	116,633
3.70%, 8/8/2046	618,000	484,833
3.75%, 2/12/2045	120,000	95,833
3.95%, 8/8/2056	259,000	205,397
4.00%, 2/12/2055	208,000	167,598
4.20%, 11/3/2035	238,000	219,793
Security Description	Principal Amount	Value
4.25%, 2/6/2047 (b)	$373,000	$323,936
4.45%, 11/3/2045	274,000	244,726
4.50%, 10/1/2040	161,000	147,500
4.50%, 2/6/2057	254,000	222,900
5.20%, 6/1/2039	68,000	68,302
5.30%, 2/8/2041	210,000	211,575
Oracle Corp.:
3.60%, 4/1/2040	540,000	388,363
3.60%, 4/1/2050	1,644,000	1,062,534
3.65%, 3/25/2041	805,000	574,158
3.80%, 11/15/2037	100,000	76,171
3.85%, 7/15/2036	20,000	15,771
3.85%, 4/1/2060	1,341,000	854,780
3.90%, 5/15/2035	360,000	293,216
3.95%, 3/25/2051	1,219,000	835,429
4.00%, 7/15/2046	1,128,000	795,996
4.00%, 11/15/2047	825,000	576,865
4.10%, 3/25/2061	583,000	387,643
4.13%, 5/15/2045	771,000	559,175
4.30%, 7/8/2034	268,000	230,024
4.38%, 5/15/2055	470,000	338,565
4.50%, 7/8/2044	356,000	274,508
5.38%, 7/15/2040	837,000	742,143
5.55%, 2/6/2053	879,000	770,400
6.13%, 7/8/2039	496,000	477,668
6.50%, 4/15/2038	516,000	518,368
6.90%, 11/9/2052	988,000	1,017,373
Salesforce, Inc.:
2.70%, 7/15/2041	402,000	271,692
2.90%, 7/15/2051	799,000	498,552
3.05%, 7/15/2061	348,000	206,876
		20,407,926
TELECOMMUNICATIONS — 6.3%
America Movil SAB de CV:
4.38%, 7/16/2042	351,000	282,853
4.38%, 4/22/2049 (b)	440,000	347,200
6.13%, 11/15/2037	93,000	92,676
6.13%, 3/30/2040	693,000	686,063
6.38%, 3/1/2035	115,000	119,008
AT&T, Inc.:
2.55%, 12/1/2033	1,045,000	767,051
3.10%, 2/1/2043	105,000	68,987
3.30%, 2/1/2052	321,000	197,104
3.50%, 6/1/2041	777,000	539,829
3.50%, 9/15/2053	2,389,000	1,476,068
3.50%, 2/1/2061	169,000	101,116
3.55%, 9/15/2055	3,028,000	1,856,073
3.65%, 6/1/2051	1,040,000	670,114
3.65%, 9/15/2059	2,598,000	1,578,883
3.80%, 12/1/2057	2,156,000	1,365,330
3.85%, 6/1/2060	560,000	356,513
4.30%, 12/15/2042	402,000	308,322
4.35%, 6/15/2045	350,000	260,179
4.50%, 5/15/2035	630,000	536,773
4.50%, 3/9/2048	556,000	421,253

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 3/9/2049	$304,000	$229,563
4.65%, 6/1/2044	178,000	139,362
4.75%, 5/15/2046	598,000	470,793
4.80%, 6/15/2044	160,000	128,259
4.85%, 3/1/2039	209,000	176,459
4.85%, 7/15/2045	141,000	112,332
4.90%, 8/15/2037	204,000	176,693
5.15%, 3/15/2042	158,000	136,457
5.15%, 2/15/2050	185,000	152,636
5.15%, 11/15/2046	184,000	153,257
5.25%, 3/1/2037	321,000	289,593
5.35%, 9/1/2040	141,000	125,016
5.40%, 2/15/2034	840,000	785,694
5.45%, 3/1/2047	164,000	143,505
5.55%, 8/15/2041	164,000	147,584
5.65%, 2/15/2047	201,000	184,641
5.70%, 3/1/2057	141,000	126,718
6.00%, 8/15/2040	79,000	75,007
6.30%, 1/15/2038	159,000	156,326
6.38%, 3/1/2041	102,000	99,835
6.55%, 2/15/2039	158,000	157,488
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	156,000	103,894
Series US-4, 3.65%, 3/17/2051	163,000	108,747
4.30%, 7/29/2049	175,000	131,264
4.46%, 4/1/2048 (b)	316,000	244,818
Cisco Systems, Inc.:
5.50%, 1/15/2040	609,036	598,567
5.90%, 2/15/2039	619,000	636,809
Corning, Inc.:
3.90%, 11/15/2049	145,000	103,121
4.38%, 11/15/2057	236,000	177,236
4.70%, 3/15/2037	96,000	84,914
5.35%, 11/15/2048	123,000	109,504
5.45%, 11/15/2079	487,000	405,822
5.75%, 8/15/2040	117,000	110,325
5.85%, 11/15/2068	131,000	116,966
Deutsche Telekom International Finance BV 9.25%, 6/1/2032	99,000	120,544
Juniper Networks, Inc. 5.95%, 3/15/2041	225,000	202,914
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	44,673
Motorola Solutions, Inc. 5.50%, 9/1/2044	128,000	111,891
Nokia Oyj 6.63%, 5/15/2039	282,000	251,282
Orange SA 5.38%, 1/13/2042 (b)	317,000	288,014
Rogers Communications, Inc.:
3.70%, 11/15/2049	265,000	169,004
4.30%, 2/15/2048	185,000	129,430
4.35%, 5/1/2049	401,000	285,340
Security Description	Principal Amount	Value
4.50%, 3/15/2042	$193,000	$149,392
4.50%, 3/15/2043	150,000	113,193
4.55%, 3/15/2052	587,000	429,091
5.00%, 3/15/2044	273,000	219,721
5.45%, 10/1/2043 (b)	202,000	171,660
7.50%, 8/15/2038	191,000	197,559
Telefonica Emisiones SA:
4.67%, 3/6/2038	334,000	267,771
4.90%, 3/6/2048	501,000	378,350
5.21%, 3/8/2047	798,000	632,862
5.52%, 3/1/2049	400,000	328,624
7.05%, 6/20/2036	550,000	565,955
TELUS Corp.:
4.30%, 6/15/2049	118,000	86,338
4.60%, 11/16/2048	190,000	146,543
T-Mobile USA, Inc.:
3.00%, 2/15/2041	793,000	525,236
3.30%, 2/15/2051	838,000	520,281
3.60%, 11/15/2060	741,800	459,449
4.38%, 4/15/2040	568,000	456,189
4.50%, 4/15/2050	852,000	653,262
5.05%, 7/15/2033	680,000	629,789
5.65%, 1/15/2053 (b)	625,000	571,069
5.75%, 1/15/2054	180,000	165,872
COR, 5.75%, 1/15/2034	200,000	195,108
5.80%, 9/15/2062	387,000	352,534
6.00%, 6/15/2054	270,000	257,458
Verizon Communications, Inc.:
2.65%, 11/20/2040	776,000	488,073
2.85%, 9/3/2041	462,000	297,325
2.88%, 11/20/2050	896,000	515,316
2.99%, 10/30/2056	992,000	551,006
3.00%, 11/20/2060	554,000	299,886
3.40%, 3/22/2041	1,229,000	866,617
3.55%, 3/22/2051	1,430,000	941,483
3.70%, 3/22/2061	1,298,000	825,346
3.85%, 11/1/2042	317,000	233,708
3.88%, 3/1/2052	440,000	308,805
4.00%, 3/22/2050	343,000	244,679
4.13%, 8/15/2046	324,000	241,331
4.27%, 1/15/2036	457,000	389,816
4.40%, 11/1/2034	287,000	248,915
4.52%, 9/15/2048	361,000	283,017
4.67%, 3/15/2055	267,000	210,193
4.75%, 11/1/2041	240,000	206,306
4.81%, 3/15/2039	304,000	261,695
4.86%, 8/21/2046	788,000	651,644
5.01%, 4/15/2049	160,000	139,261
5.01%, 8/21/2054	219,000	182,826
5.25%, 3/16/2037	381,000	353,019
5.50%, 3/16/2047 (b)	191,000	176,415
5.85%, 9/15/2035	111,000	108,356
6.55%, 9/15/2043	263,000	269,083
Vodafone Group PLC:
4.25%, 9/17/2050	400,000	288,148

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 2/19/2043	$565,000	$435,366
4.88%, 6/19/2049	697,000	555,983
5.00%, 5/30/2038	62,000	54,957
5.13%, 6/19/2059	291,000	230,856
5.25%, 5/30/2048	30,000	25,475
5.63%, 2/10/2053	344,000	304,667
5.75%, 2/10/2063	283,000	248,168
6.15%, 2/27/2037	435,000	427,644
		41,072,383
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	163,000	133,060
6.35%, 3/15/2040	203,000	195,814
Mattel, Inc. 5.45%, 11/1/2041	215,000	176,313
		505,187
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	203,000	124,096
3.05%, 2/15/2051	147,000	92,832
3.30%, 9/15/2051	292,000	195,433
3.55%, 2/15/2050	232,000	164,467
3.90%, 8/1/2046	195,000	146,051
4.05%, 6/15/2048	179,000	138,199
4.13%, 6/15/2047	253,000	197,727
4.15%, 4/1/2045	334,497	265,587
4.15%, 12/15/2048	225,000	175,788
4.38%, 9/1/2042	229,000	189,912
4.40%, 3/15/2042	217,000	180,603
4.45%, 3/15/2043	283,000	236,022
4.45%, 1/15/2053	219,000	181,547
4.55%, 9/1/2044	198,000	166,298
4.70%, 9/1/2045	225,000	192,055
4.90%, 4/1/2044	303,000	268,103
4.95%, 9/15/2041	158,000	142,668
5.05%, 3/1/2041	153,000	140,117
5.15%, 9/1/2043	169,000	154,150
5.20%, 4/15/2054	498,000	456,019
5.40%, 6/1/2041	160,000	151,822
5.75%, 5/1/2040	228,000	226,089
6.15%, 5/1/2037	200,000	209,222
6.20%, 8/15/2036	113,000	118,429
Canadian National Railway Co.:
3.20%, 8/2/2046	322,000	217,588
3.65%, 2/3/2048	182,000	133,817
4.40%, 8/5/2052 (b)	209,000	172,837
4.45%, 1/20/2049	244,000	201,234
6.20%, 6/1/2036 (b)	162,000	169,760
6.25%, 8/1/2034	111,000	116,183
6.38%, 11/15/2037	190,000	199,781
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	110,384
3.50%, 5/1/2050	108,000	73,580
Security Description	Principal Amount	Value
4.20%, 11/15/2069	$254,000	$181,544
4.30%, 5/15/2043	167,000	132,920
4.70%, 5/1/2048	260,000	214,560
4.80%, 9/15/2035	30,000	27,461
4.80%, 8/1/2045	175,000	147,089
4.95%, 8/15/2045	259,000	222,932
5.95%, 5/15/2037	137,000	136,441
6.13%, 9/15/2115	397,000	383,951
CSX Corp.:
2.50%, 5/15/2051	121,000	67,605
3.35%, 9/15/2049	207,000	138,164
3.80%, 11/1/2046	229,000	166,568
3.80%, 4/15/2050	154,000	111,359
3.95%, 5/1/2050	160,000	118,702
4.10%, 3/15/2044	232,000	182,006
4.25%, 11/1/2066	242,000	179,545
4.30%, 3/1/2048	196,000	154,268
4.40%, 3/1/2043	168,000	136,159
4.50%, 3/15/2049	167,000	135,273
4.50%, 11/15/2052 (b)	310,000	252,538
4.50%, 8/1/2054	134,000	107,765
4.65%, 3/1/2068	128,000	102,260
4.75%, 5/30/2042	183,000	156,880
4.75%, 11/15/2048	164,000	138,621
5.20%, 11/15/2033 (b)	440,000	425,533
5.50%, 4/15/2041	10,000	9,434
6.00%, 10/1/2036	162,000	164,148
6.15%, 5/1/2037	205,000	209,721
6.22%, 4/30/2040	221,000	226,127
FedEx Corp.:
3.25%, 5/15/2041 (b)	257,000	176,893
3.88%, 8/1/2042	171,000	128,293
3.90%, 2/1/2035	156,000	130,106
4.05%, 2/15/2048	338,000	246,791
4.10%, 4/15/2043	127,000	96,182
4.10%, 2/1/2045	233,000	173,799
4.40%, 1/15/2047	279,000	214,735
4.55%, 4/1/2046	492,000	389,413
4.75%, 11/15/2045	395,000	322,249
4.90%, 1/15/2034	116,000	108,063
4.95%, 10/17/2048	327,000	275,628
5.10%, 1/15/2044	309,000	266,519
5.25%, 5/15/2050 (b)	465,000	407,889
Norfolk Southern Corp.:
2.90%, 8/25/2051	174,000	103,506
3.05%, 5/15/2050	97,000	60,241
3.16%, 5/15/2055	221,000	135,318
3.40%, 11/1/2049	175,000	115,598
3.70%, 3/15/2053	222,000	153,158
3.94%, 11/1/2047	328,000	242,946
3.95%, 10/1/2042	147,000	112,568
4.05%, 8/15/2052	192,000	142,483
4.10%, 5/15/2049	163,000	123,554
4.10%, 5/15/2121	202,000	131,569
4.15%, 2/28/2048	227,000	173,921

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 6/15/2045	$225,000	$179,719
4.55%, 6/1/2053	199,000	160,167
4.65%, 1/15/2046	210,000	172,133
4.84%, 10/1/2041	227,000	195,874
5.10%, 8/1/2118	120,000	94,187
5.35%, 8/1/2054 (b)	310,000	283,278
Union Pacific Corp.:
2.89%, 4/6/2036	175,000	131,675
2.95%, 3/10/2052	240,000	147,761
2.97%, 9/16/2062	389,000	220,287
3.20%, 5/20/2041	308,000	221,874
3.25%, 2/5/2050	568,000	379,651
3.35%, 8/15/2046	164,000	108,265
3.38%, 2/1/2035	136,000	109,866
3.38%, 2/14/2042	164,000	120,228
3.50%, 2/14/2053	402,000	277,292
3.55%, 5/20/2061	208,000	135,637
Series MTN, 3.55%, 8/15/2039	189,000	144,491
3.60%, 9/15/2037	162,000	129,879
3.75%, 2/5/2070	281,000	188,411
3.80%, 10/1/2051	354,000	261,114
3.80%, 4/6/2071	222,000	148,545
3.84%, 3/20/2060	609,000	427,250
3.85%, 2/14/2072	171,000	116,265
3.88%, 2/1/2055	183,000	131,773
3.95%, 8/15/2059	92,000	65,685
4.00%, 4/15/2047	182,000	137,490
4.05%, 11/15/2045	125,000	94,536
4.05%, 3/1/2046	125,000	95,100
4.10%, 9/15/2067	147,000	106,203
4.30%, 3/1/2049	160,000	127,554
4.50%, 9/10/2048	194,000	159,105
4.95%, 9/9/2052 (b)	158,000	141,527
4.95%, 5/15/2053	173,000	154,864
5.15%, 1/20/2063	229,000	203,391
United Parcel Service, Inc.:
3.40%, 11/15/2046	176,000	123,485
3.63%, 10/1/2042	131,000	100,325
3.75%, 11/15/2047	300,000	226,761
4.25%, 3/15/2049	311,374	252,471
4.88%, 11/15/2040	132,000	120,821
5.05%, 3/3/2053	502,000	458,868
5.20%, 4/1/2040	171,000	162,294
5.30%, 4/1/2050	374,000	354,709
6.20%, 1/15/2038 (b)	443,000	473,390
		23,013,597
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	129,000	75,285
5.20%, 3/15/2044	122,000	100,618
5.45%, 9/15/2033	100,000	93,757
6.05%, 3/15/2034	240,000	233,803
		503,463
Security Description	Principal Amount	Value
WATER — 0.2%
American Water Capital Corp.:
3.25%, 6/1/2051 (b)	$180,000	$117,763
3.45%, 5/1/2050	187,000	127,448
4.00%, 12/1/2046	204,000	151,872
4.15%, 6/1/2049	279,000	216,551
4.20%, 9/1/2048	133,000	103,721
4.30%, 9/1/2045	207,000	163,325
6.59%, 10/15/2037 (b)	246,000	262,150
Essential Utilities, Inc.:
3.35%, 4/15/2050	153,000	95,240
4.28%, 5/1/2049	282,000	207,228
5.30%, 5/1/2052	163,000	139,875
		1,585,173
TOTAL CORPORATE BONDS & NOTES (Cost $817,515,160)		638,253,765
	Shares
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (c) (f) (g)	1,600,184	1,600,504
State Street Navigator Securities Lending Portfolio II (h) (i)	16,259,967	16,259,968
TOTAL SHORT-TERM INVESTMENTS (Cost $17,860,484)		17,860,472
TOTAL INVESTMENTS — 101.1% (Cost $835,375,644)		656,114,237
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(7,301,547)
NET ASSETS — 100.0%		$648,812,690
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$638,253,765	$—	$638,253,765
Short-Term Investments	17,860,472	—	—	17,860,472
TOTAL INVESTMENTS	$17,860,472	$638,253,765	$—	$656,114,237

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	242,549	$242,597	$16,718,895	$15,361,121	$145	$(12)	1,600,184	$1,600,504	$27,649
State Street Navigator Securities Lending Portfolio II	12,406,265	12,406,265	24,062,553	20,208,850	—	—	16,259,968	16,259,968	30,934
Total		$12,648,862	$40,781,448	$35,569,971	$145	$(12)		$17,860,472	$58,583
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$208,079,100	$119,417,896
1.13%, 8/15/2040	189,502,300	107,690,604
1.25%, 5/15/2050	225,990,600	106,674,625
1.38%, 11/15/2040	149,900,200	88,675,337
1.38%, 8/15/2050	233,587,100	114,056,201
1.63%, 11/15/2050	262,409,800	137,478,134
1.75%, 8/15/2041	240,655,500	149,883,254
1.88%, 2/15/2041	238,169,900	153,656,800
1.88%, 2/15/2051	192,295,100	107,835,487
1.88%, 11/15/2051	196,185,900	109,434,947
2.00%, 11/15/2041	211,855,900	137,507,720
2.00%, 2/15/2050	192,429,800	112,330,896
2.00%, 8/15/2051	257,282,800	148,540,617
2.25%, 5/15/2041	226,906,400	155,679,063
2.25%, 8/15/2046	131,315,100	83,241,463
2.25%, 8/15/2049	142,505,200	88,709,487
2.25%, 2/15/2052	257,982,100	158,417,133
2.38%, 2/15/2042	225,505,000	155,880,331
2.38%, 11/15/2049	122,744,200	78,575,467
2.38%, 5/15/2051	246,226,900	156,238,663
2.50%, 2/15/2045	48,954,600	33,243,233
2.50%, 2/15/2046	85,408,500	57,303,765
2.50%, 5/15/2046	123,626,400	82,791,055
2.75%, 8/15/2042	34,820,600	25,500,649
2.75%, 11/15/2042	65,330,700	47,670,995
2.75%, 8/15/2047	130,963,700	91,429,033
2.75%, 11/15/2047	74,177,200	51,715,417
2.88%, 5/15/2043	65,242,600	48,330,495
2.88%, 8/15/2045	58,790,800	42,577,400
2.88%, 11/15/2046	47,149,300	33,859,091
2.88%, 5/15/2049	142,441,400	101,645,293
2.88%, 5/15/2052	226,266,900	160,508,082
3.00%, 5/15/2042	79,872,100	61,114,636
3.00%, 11/15/2044	89,984,400	67,150,858
3.00%, 5/15/2045	57,543,800	42,726,271
3.00%, 11/15/2045	50,467,700	37,322,441
3.00%, 2/15/2047	57,932,700	42,535,275
3.00%, 5/15/2047	47,463,400	34,818,854
3.00%, 2/15/2048	118,170,600	86,486,108
3.00%, 8/15/2048	96,518,100	70,563,780
3.00%, 2/15/2049	118,169,800	86,411,666
3.00%, 8/15/2052 (a)	276,496,100	201,582,938
3.13%, 11/15/2041	52,995,500	41,659,431
3.13%, 2/15/2042	29,687,600	23,263,018
3.13%, 2/15/2043	66,912,600	51,794,534
3.13%, 8/15/2044	100,619,900	76,895,614
3.13%, 5/15/2048	110,745,900	82,972,905
3.25%, 5/15/2042	251,096,100	200,209,906
3.38%, 8/15/2042	217,541,900	176,412,884
3.38%, 5/15/2044	74,649,000	59,567,569
3.38%, 11/15/2048	122,551,500	96,164,630
3.50%, 2/15/2039	20,206,100	17,449,862
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$99,451,500	$82,964,306
3.63%, 2/15/2044	67,204,000	55,873,826
3.63%, 2/15/2053	244,021,000	201,965,506
3.63%, 5/15/2053	252,689,400	209,297,892
3.75%, 8/15/2041	57,232,300	49,514,882
3.75%, 11/15/2043	51,750,900	43,915,490
3.88%, 8/15/2040	59,908,000	53,168,350
3.88%, 2/15/2043	159,806,500	139,156,504
3.88%, 5/15/2043 (a)	230,412,500	200,386,871
4.00%, 11/15/2042	198,312,600	176,126,378
4.00%, 11/15/2052	234,865,700	208,259,820
4.13%, 8/15/2053 (a)	171,195,200	155,413,142
4.25%, 5/15/2039	24,127,300	22,739,980
4.25%, 11/15/2040	59,510,100	55,325,796
4.38%, 2/15/2038	6,685,300	6,476,384
4.38%, 11/15/2039	27,609,300	26,271,974
4.38%, 5/15/2040	23,418,000	22,203,191
4.38%, 5/15/2041	24,092,300	22,706,993
4.38%, 8/15/2043 (a)	122,121,500	113,992,788
4.50%, 2/15/2036	26,029,600	25,948,257
4.50%, 5/15/2038	13,859,600	13,549,925
4.50%, 8/15/2039	20,129,100	19,490,630
4.63%, 2/15/2040	37,364,600	36,582,279
4.75%, 2/15/2037	5,718,500	5,814,106
4.75%, 2/15/2041	39,212,900	38,765,628
5.00%, 5/15/2037	19,406,800	20,140,620
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,336,178,252)		6,809,653,331
	Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b) (c)	4,814,333	4,814,333
State Street Navigator Securities Lending Portfolio II (d) (e)	314,555,825	314,555,825
TOTAL SHORT-TERM INVESTMENTS (Cost $319,370,158)		319,370,158
TOTAL INVESTMENTS — 103.4% (Cost $9,655,548,410)		7,129,023,489
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(231,616,453)
NET ASSETS — 100.0%		$6,897,407,036
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$6,809,653,331	$—	$6,809,653,331
Short-Term Investments	319,370,158	—	—	319,370,158
TOTAL INVESTMENTS	$319,370,158	$6,809,653,331	$—	$7,129,023,489

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,338	$1,049,338	$99,449,615	$95,684,620	$—	$—	4,814,333	$4,814,333	$229,384
State Street Navigator Securities Lending Portfolio II	100,014,610	100,014,610	3,317,897,586	3,103,356,371	—	—	314,555,825	314,555,825	263,566
Total		$101,063,948	$3,417,347,201	$3,199,040,991	$—	$—		$319,370,158	$492,950
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.4%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$770,785	$642,760
1.50%, 12/1/2035	3,932,277	3,279,139
1.50%, 2/1/2036	2,920,718	2,435,597
1.50%, 4/1/2036	1,843,411	1,536,950
1.50%, 5/1/2036	389,424	324,684
1.50%, 6/1/2036	1,045,898	877,681
1.50%, 7/1/2036	812,239	677,207
1.50%, 12/1/2036	1,014,887	846,165
1.50%, 4/1/2037	9,270,536	7,717,138
1.50%, 5/1/2041	4,128,196	3,200,837
1.50%, 1/1/2042	1,753,700	1,355,401
1.50%, 12/1/2050	2,425,768	1,751,796
1.50%, 2/1/2051	8,337,768	6,018,938
1.50%, 5/1/2051	2,566,131	1,848,304
1.50%, 6/1/2051	13,292,027	9,572,388
1.50%, 10/1/2051	9,352,640	6,731,336
1.50%, 11/1/2051	2,285,348	1,644,575
1.50%, 3/1/2052	2,213,840	1,592,396
2.00%, 3/1/2028	171,139	158,408
2.00%, 2/1/2032	1,716,377	1,542,146
2.00%, 7/1/2035	1,072,577	920,354
2.00%, 8/1/2035	1,220,793	1,053,319
2.00% 9/1/2035	5,049,866	4,361,593
2.00%, 10/1/2035	196,086	169,156
2.00%, 11/1/2035	6,519,292	5,602,003
2.00%, 1/1/2036	1,105,698	948,775
2.00% 4/1/2036	4,255,783	3,651,400
2.00% 6/1/2036	1,362,707	1,169,123
2.00% 8/1/2036	1,386,095	1,190,389
2.00%, 9/1/2036	6,424,397	5,533,849
2.00%, 10/1/2036	3,357,700	2,885,205
2.00%, 11/1/2036	401,211	344,234
2.00%, 12/1/2036	23,049,786	19,776,379
2.00%, 1/1/2037	6,127,353	5,257,179
2.00%, 2/1/2037	2,499,214	2,144,289
2.00%, 3/1/2037	841,182	724,810
2.00%, 4/1/2037	4,427,258	3,793,598
2.00%, 5/1/2041	3,220,405	2,588,782
2.00%, 7/1/2041	5,681,952	4,564,904
2.00%, 8/1/2041	8,330,291	6,690,658
2.00%, 3/1/2042	2,243,071	1,794,064
2.00%, 4/1/2042	1,731,886	1,385,206
2.00%, 8/1/2050	6,113,997	4,681,187
2.00% 9/1/2050	8,836,170	6,796,420
2.00%, 10/1/2050	10,785,593	8,251,311
2.00%, 11/1/2050	19,864,366	15,190,693
2.00% 12/1/2050	24,304,718	18,583,836
2.00%, 1/1/2051	20,821,321	15,909,587
2.00% 2/1/2051	33,688,703	25,805,478
2.00% 3/1/2051	7,006,951	5,350,214
Security Description	Principal Amount	Value
2.00% 4/1/2051	$36,568,987	$27,924,414
2.00% 5/1/2051	7,179,079	5,516,185
2.00% 6/1/2051	1,896,750	1,450,543
2.00%, 7/1/2051	693,602	528,992
2.00%, 8/1/2051	5,653,949	4,310,709
2.00% 9/1/2051	30,491,741	23,289,470
2.00% 10/1/2051	8,438,954	6,428,139
2.00% 11/1/2051	53,902,720	41,062,540
2.00%, 12/1/2051	2,713,470	2,077,062
2.00% 2/1/2052	44,487,513	33,874,953
2.00% 3/1/2052	16,083,269	12,252,834
2.00%, 6/1/2052	2,837,888	2,157,557
2.50%, 4/1/2027	214,585	202,633
2.50%, 9/1/2027	150,961	142,746
2.50%, 10/1/2027	63,269	59,826
2.50% 1/1/2028	253,720	239,701
2.50%, 4/1/2028	94,964	89,032
2.50%, 5/1/2028	84,875	80,256
2.50% 6/1/2028	48,299	45,337
2.50%, 10/1/2029	17,902	16,630
2.50%, 1/1/2031	70,230	64,643
2.50%, 6/1/2031	350,967	321,297
2.50%, 10/1/2031	447,249	408,884
2.50%, 9/1/2032	839,987	767,934
2.50%, 11/1/2032	86,044	78,230
2.50%, 2/1/2033	67,569	61,510
2.50%, 4/1/2033	2,316,373	2,106,012
2.50%, 12/1/2033	1,672,630	1,520,731
2.50%, 1/1/2035	1,576,979	1,403,090
2.50%, 2/1/2035	486,360	430,737
2.50%, 4/1/2035	424,100	375,282
2.50%, 5/1/2035	1,370,341	1,212,602
2.50% 7/1/2035	4,982,046	4,409,696
2.50%, 8/1/2035	2,709,470	2,397,586
2.50%, 9/1/2035	2,215,359	1,960,351
2.50%, 10/1/2035	1,031,052	912,369
2.50%, 11/1/2035	1,353,328	1,197,548
2.50%, 12/1/2035	540,574	478,349
2.50%, 1/1/2036	694,034	614,106
2.50%, 4/1/2036	540,968	477,372
2.50%, 7/1/2036	1,957,763	1,727,629
2.50%, 10/1/2036	782,611	690,616
2.50%, 1/1/2037	4,253,914	3,753,869
2.50%, 4/1/2037	2,666,339	2,352,913
2.50%, 2/1/2040	2,654,280	2,217,832
2.50%, 5/1/2040	111,863	93,961
2.50%, 8/1/2040	635,458	533,350
2.50%, 9/1/2040	2,872,045	2,409,930
2.50%, 6/1/2041	437,389	362,105
2.50%, 4/1/2042	3,351,716	2,759,367
2.50%, 9/1/2046	89,086	72,567
2.50%, 1/1/2050	50,258	40,372
2.50%, 4/1/2050	1,097,302	884,869
2.50% 5/1/2050	2,160,281	1,723,929
2.50% 6/1/2050	10,240,175	8,223,726

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50% 7/1/2050	$1,614,893	$1,298,436
2.50%, 8/1/2050	9,605,080	7,659,964
2.50% 9/1/2050	19,262,021	15,524,057
2.50% 10/1/2050	49,759,459	40,019,441
2.50%, 11/1/2050	8,916,574	7,105,916
2.50%, 12/1/2050	530,780	422,897
2.50% 1/1/2051	21,049,558	16,815,602
2.50%, 2/1/2051	152,833	121,713
2.50% 6/1/2051	8,404,255	6,674,083
2.50%, 8/1/2051	8,411,763	6,696,838
2.50% 9/1/2051	51,155,432	40,746,458
2.50% 10/1/2051	12,729,715	10,142,163
2.50%, 11/1/2051	36,399,427	28,958,287
2.50% 12/1/2051	16,523,510	13,150,577
2.50% 1/1/2052	3,379,890	2,684,073
2.50% 2/1/2052	11,039,129	8,773,370
2.50% 3/1/2052	3,969,768	3,151,378
2.50% 4/1/2052	9,049,060	7,223,490
2.50%, 7/1/2052	3,731,982	2,969,052
3.00%, 10/1/2026	48,134	46,417
3.00%, 11/1/2026	89,216	85,874
3.00% 3/1/2027	547,223	523,494
3.00%, 6/1/2027	61,223	58,410
3.00%, 10/1/2028	49,931	47,637
3.00%, 2/1/2029	16,115	15,291
3.00%, 7/1/2029	27,578	25,949
3.00%, 8/1/2029	81,707	76,880
3.00%, 9/1/2029	18,891	17,775
3.00%, 10/1/2030	97,300	91,147
3.00%, 11/1/2030	126,988	118,959
3.00%, 12/1/2030	409,398	383,408
3.00%, 2/1/2031	365,119	339,350
3.00%, 8/1/2031	93,097	86,527
3.00%, 11/1/2031	107,792	101,284
3.00%, 2/1/2032	72,362	67,347
3.00%, 5/1/2032	232,748	212,390
3.00%, 6/1/2032	181,743	165,846
3.00%, 7/1/2032	88,055	80,353
3.00%, 10/1/2032	118,964	108,559
3.00%, 12/1/2032	2,103,481	1,919,491
3.00%, 1/1/2033	77,960	71,141
3.00%, 2/1/2033	103,566	94,640
3.00%, 3/1/2033	1,888,248	1,722,105
3.00% 4/1/2033	2,774,778	2,576,888
3.00%, 5/1/2033	63,252	57,752
3.00%, 7/1/2033	677,240	619,314
3.00% 9/1/2034	1,436,263	1,310,772
3.00%, 1/1/2035	2,339,980	2,121,842
3.00%, 4/1/2035	208,791	186,827
3.00%, 6/1/2035	234,191	209,555
3.00% 7/1/2035	4,305,145	3,912,821
3.00%, 12/1/2035	6,037,271	5,486,325
3.00%, 4/1/2036	155,140	138,303
3.00%, 8/1/2036	314,618	286,312
3.00%, 9/1/2036	176,380	158,651
Security Description	Principal Amount	Value
3.00%, 11/1/2037	$2,672,985	$2,416,324
3.00%, 1/1/2038	101,405	90,137
3.00% 2/1/2038	637,398	566,667
3.00%, 11/1/2039	82,140	71,339
3.00%, 4/1/2042	2,919,259	2,489,352
3.00%, 6/1/2042	1,723,916	1,475,018
3.00%, 8/1/2042	131,852	112,815
3.00%, 9/1/2042	98,472	84,255
3.00% 11/1/2042	832,281	712,883
3.00%, 1/1/2043	365,922	313,505
3.00% 2/1/2043	543,204	465,033
3.00%, 3/1/2043	159,055	136,175
3.00% 4/1/2043	1,339,219	1,144,742
3.00%, 5/1/2043	705,545	603,434
3.00%, 6/1/2043	40,906	35,022
3.00%, 7/1/2043	71,191	60,950
3.00%, 8/1/2043	45,011	38,536
3.00%, 9/1/2043	45,463	38,923
3.00%, 10/1/2043	46,913	40,165
3.00%, 12/1/2044	89,727	76,351
3.00%, 1/1/2045	361,628	308,231
3.00% 6/1/2045	372,804	316,027
3.00% 7/1/2045	474,112	401,571
3.00%, 8/1/2045	416,158	356,533
3.00%, 5/1/2046	104,648	88,532
3.00% 6/1/2046	2,115,536	1,807,885
3.00% 7/1/2046	5,461,034	4,618,548
3.00% 8/1/2046	1,003,815	848,027
3.00% 9/1/2046	1,898,449	1,601,826
3.00% 10/1/2046	702,586	594,937
3.00%, 11/1/2046	152,986	129,426
3.00% 12/1/2046	3,546,955	2,999,616
3.00% 1/1/2047	724,072	611,998
3.00% 2/1/2047	6,895,172	5,818,260
3.00%, 5/1/2047	744,964	633,490
3.00% 7/1/2047	765,821	647,190
3.00%, 12/1/2047	241,094	203,646
3.00%, 1/1/2048	1,070,887	904,550
3.00%, 2/1/2048	93,030	78,580
3.00%, 3/1/2048	559,067	472,229
3.00%, 10/1/2048	558,270	471,556
3.00%, 5/1/2049	95,782	80,185
3.00%, 7/1/2049	53,326	44,642
3.00%, 8/1/2049	1,190,256	996,433
3.00%, 9/1/2049	946,926	792,727
3.00% 10/1/2049	2,284,147	1,917,804
3.00%, 12/1/2049	475,132	399,141
3.00% 1/1/2050	1,201,054	1,006,882
3.00% 2/1/2050	11,504,785	9,660,680
3.00%, 3/1/2050	1,011,334	849,585
3.00% 4/1/2050	6,205,273	5,193,526
3.00%, 5/1/2050	385,636	323,469
3.00% 8/1/2050	2,709,620	2,278,171
3.00% 9/1/2050	5,197,915	4,328,753
3.00% 11/1/2050	4,110,818	3,425,463

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 1/1/2051	$2,058,102	$1,720,089
3.00%, 4/1/2051	1,565,744	1,300,550
3.00%, 5/1/2051	3,304,356	2,744,307
3.00% 6/1/2051	18,177,404	15,094,571
3.00%, 7/1/2051	1,714,749	1,423,734
3.00%, 10/1/2051	3,545,180	2,942,694
3.00%, 11/1/2051	1,694,433	1,406,079
3.00% 12/1/2051	5,800,744	4,813,958
3.00% 1/1/2052	8,047,445	6,676,520
3.00% 2/1/2052	11,304,880	9,383,407
3.00% 3/1/2052	23,519,773	19,485,860
3.00%, 4/1/2052	5,270,940	4,366,655
3.00%, 5/1/2052	2,848,458	2,365,580
3.00%, 6/1/2052	3,724,311	3,095,287
3.50%, 2/1/2026	24,835	24,189
3.50%, 10/1/2026	34,825	33,749
3.50%, 1/1/2029	13,217	12,663
3.50%, 3/1/2029	294,847	280,270
3.50%, 4/1/2029	107,039	101,747
3.50%, 6/1/2029	23,772	22,623
3.50%, 8/1/2029	13,126	12,492
3.50%, 9/1/2029	290,880	276,500
3.50%, 2/1/2030	9,143	8,680
3.50%, 1/1/2034	72,089	67,323
3.50%, 3/1/2034	234,124	218,108
3.50%, 8/1/2034	81,432	75,861
3.50%, 7/1/2035	107,279	98,616
3.50%, 2/1/2039	46,026	41,375
3.50%, 3/1/2039	135,889	121,931
3.50%, 4/1/2039	74,963	67,141
3.50%, 10/1/2041	534,030	473,527
3.50% 2/1/2042	348,344	308,822
3.50%, 7/1/2042	11,161	9,897
3.50%, 8/1/2042	456,925	404,724
3.50%, 9/1/2042	115,693	102,457
3.50%, 3/1/2043	66,892	59,251
3.50%, 5/1/2043	179,193	158,705
3.50% 8/1/2043	939,816	831,411
3.50%, 11/1/2043	27,588	24,437
3.50%, 12/1/2043	503,556	445,623
3.50%, 1/1/2044	297,175	263,176
3.50%, 5/1/2044	86,111	75,836
3.50%, 6/1/2044	48,822	43,050
3.50%, 8/1/2044	23,095	20,365
3.50%, 10/1/2044	361,921	319,133
3.50%, 11/1/2044	38,363	33,827
3.50% 12/1/2044	188,967	166,491
3.50% 1/1/2045	423,923	373,362
3.50%, 2/1/2045	88,656	78,174
3.50%, 3/1/2045	188,300	165,904
3.50% 7/1/2045	85,348	75,148
3.50%, 8/1/2045	85,791	75,499
3.50%, 10/1/2045	81,188	71,448
3.50% 11/1/2045	165,974	145,949
3.50% 12/1/2045	517,117	454,143
Security Description	Principal Amount	Value
3.50% 1/1/2046	$481,912	$423,882
3.50% 3/1/2046	661,446	581,808
3.50% 5/1/2046	209,637	183,596
3.50% 7/1/2046	3,003,662	2,644,456
3.50% 12/1/2046	258,744	226,715
3.50% 2/1/2047	3,589,556	3,138,234
3.50% 6/1/2047	1,314,228	1,154,643
3.50%, 7/1/2047	150,147	131,215
3.50%, 8/1/2047	133,413	116,762
3.50% 9/1/2047	2,840,630	2,483,710
3.50% 10/1/2047	889,752	778,516
3.50% 11/1/2047	1,660,549	1,467,829
3.50%, 12/1/2047	174,627	152,832
3.50% 2/1/2048	812,468	709,990
3.50% 3/1/2048	4,415,459	3,849,184
3.50% 5/1/2048	176,956	155,191
3.50%, 6/1/2048	116,883	102,295
3.50%, 7/1/2048	1,434,923	1,253,758
3.50% 11/1/2048	637,739	560,119
3.50%, 2/1/2049	1,955,037	1,708,530
3.50%, 3/1/2049	1,346,158	1,172,398
3.50% 4/1/2049	496,004	432,074
3.50%, 6/1/2049	102,909	89,634
3.50%, 7/1/2049	753,487	656,288
3.50% 8/1/2049	1,310,176	1,144,761
3.50% 9/1/2049	1,708,298	1,493,293
3.50% 10/1/2049	632,489	552,710
3.50% 12/1/2049	23,975,998	21,009,151
3.50% 1/1/2050	16,806,704	14,586,711
3.50% 6/1/2050	344,908	299,158
3.50%, 5/1/2051	468,590	404,568
3.50%, 6/1/2051	1,596,499	1,376,314
3.50%, 7/1/2051	175,803	151,529
3.50%, 9/1/2051	450,992	388,584
3.50%, 11/1/2051	3,309,293	2,869,051
3.50%, 2/1/2052	1,308,919	1,128,769
3.50%, 3/1/2052	2,253,521	1,940,192
3.50%, 5/1/2052	731,951	629,999
3.50%, 7/1/2052	1,416,529	1,222,657
3.50%, 9/1/2052	14,613,600	12,571,314
4.00%, 6/1/2025	28,585	28,060
4.00%, 2/1/2027	59,140	58,021
4.00%, 11/1/2033	27,551	26,214
4.00%, 6/1/2035	62,560	59,089
4.00%, 10/1/2039	220,666	202,434
4.00% 10/1/2040	463,738	425,314
4.00%, 12/1/2040	176,824	162,168
4.00% 1/1/2041	298,847	274,063
4.00%, 2/1/2041	29,876	27,398
4.00%, 12/1/2041	34,760	31,887
4.00%, 2/1/2042	93,248	85,414
4.00%, 4/1/2042	16,573	15,203
4.00%, 6/1/2042	61,403	56,288
4.00%, 10/1/2043	84,864	77,846
4.00%, 12/1/2043	544,788	498,757

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00% 5/1/2044	$36,672	$33,455
4.00% 7/1/2044	118,917	108,431
4.00%, 8/1/2044	62,992	57,397
4.00%, 10/1/2044	57,899	52,828
4.00% 11/1/2044	270,766	246,692
4.00%, 12/1/2044	15,863	14,474
4.00%, 2/1/2045	313,156	285,202
4.00%, 4/1/2045	20,717	18,896
4.00% 5/1/2045	694,394	634,785
4.00%, 9/1/2045	67,867	61,809
4.00% 10/1/2045	374,491	341,155
4.00%, 11/1/2045	218,342	198,852
4.00% 12/1/2045	168,512	153,623
4.00% 1/1/2046	396,455	361,823
4.00% 2/1/2046	1,313,570	1,196,360
4.00%, 9/1/2046	102,330	93,418
4.00%, 12/1/2046	152,401	138,797
4.00% 1/1/2047	2,179,485	1,979,679
4.00%, 2/1/2047	947,625	859,353
4.00%, 5/1/2047	63,768	57,758
4.00%, 6/1/2047	73,767	66,897
4.00% 7/1/2047	291,376	264,235
4.00%, 8/1/2047	142,915	129,606
4.00%, 9/1/2047	71,978	65,275
4.00%, 11/1/2047	158,700	143,222
4.00%, 12/1/2047	80,132	72,670
4.00% 2/1/2048	559,459	506,629
4.00%, 3/1/2048	141,260	127,921
4.00%, 4/1/2048	122,478	110,899
4.00%, 5/1/2048	104,272	94,414
4.00%, 6/1/2048	1,792,234	1,635,639
4.00% 7/1/2048	107,458	97,299
4.00% 9/1/2048	967,037	874,356
4.00% 10/1/2048	1,072,125	966,366
4.00% 11/1/2048	563,005	511,808
4.00%, 12/1/2048	657,060	598,871
4.00% 1/1/2049	899,774	823,174
4.00% 3/1/2049	1,572,826	1,421,105
4.00%, 4/1/2049	1,825,262	1,654,771
4.00%, 6/1/2049	497,604	449,529
4.00% 7/1/2049	1,062,640	962,070
4.00%, 8/1/2049	157,552	142,330
4.00%, 9/1/2049	386,629	349,275
4.00%, 12/1/2049	61,343	55,416
4.00%, 1/1/2050	1,200,781	1,084,769
4.00%, 4/1/2050	127,858	115,212
4.00%, 5/1/2050	253,966	228,846
4.00%, 6/1/2050	342,021	308,192
4.00% 7/1/2050	558,483	504,476
4.00%, 2/1/2051	10,103,299	9,127,180
4.00%, 4/1/2052	1,117,079	995,704
4.00%, 5/1/2052	678,793	605,013
4.00% 8/1/2052	10,324,010	9,210,315
4.00% 10/1/2052	7,576,218	6,751,856
4.00%, 1/1/2053	4,181,828	3,723,709
Security Description	Principal Amount	Value
4.50%, 2/1/2039	$33,139	$31,430
4.50%, 7/1/2041	60,831	57,498
4.50%, 9/1/2041	14,810	13,998
4.50%, 10/1/2041	135,158	127,796
4.50%, 1/1/2043	1,785,351	1,658,160
4.50%, 10/1/2043	40,087	37,743
4.50%, 3/1/2044	49,854	46,966
4.50%, 7/1/2044	168,984	159,205
4.50%, 8/1/2044	263,194	247,469
4.50%, 9/1/2044	111,889	105,958
4.50%, 10/1/2044	50,754	47,752
4.50%, 7/1/2045	157,219	148,656
4.50%, 8/1/2045	16,476	15,531
4.50%, 3/1/2046	171,561	161,432
4.50%, 8/1/2046	106,504	100,434
4.50%, 3/1/2047	238,698	224,667
4.50%, 7/1/2047	251,234	236,678
4.50%, 12/1/2047	117,883	110,385
4.50%, 6/1/2048	804,088	752,878
4.50%, 7/1/2048	42,271	39,548
4.50%, 8/1/2048	125,795	117,532
4.50% 9/1/2048	1,422,854	1,330,359
4.50%, 11/1/2048	23,674	22,149
4.50% 1/1/2049	1,226,151	1,147,874
4.50% 3/1/2049	2,598,357	2,433,152
4.50%, 4/1/2049	127,175	118,392
4.50%, 5/1/2049	265,824	247,553
4.50%, 8/1/2049	3,169,868	2,961,326
4.50%, 9/1/2049	460,043	428,422
4.50%, 2/1/2050	467,719	435,571
4.50%, 4/1/2050	650,131	603,377
4.50%, 6/1/2052	945,482	868,055
4.50%, 7/1/2052	241,749	222,790
4.50%, 9/1/2052	330,829	305,171
4.50%, 10/1/2052	11,840,516	10,868,790
4.50%, 5/1/2053	6,218,878	5,707,137
5.00%, 12/1/2033	171,402	167,954
5.00%, 2/1/2038	1,042,139	1,014,992
5.00%, 9/1/2038	15,734	15,371
5.00%, 9/1/2039	65,808	64,200
5.00%, 12/1/2039	211,136	205,694
5.00%, 1/1/2040	100,575	97,982
5.00%, 12/1/2041	41,015	39,967
5.00%, 12/1/2044	152,080	147,962
5.00%, 7/1/2048	125,503	120,665
5.00% 8/1/2048	666,127	639,301
5.00% 9/1/2048	1,542,766	1,480,817
5.00%, 5/1/2049	1,057,906	1,015,327
5.00%, 9/1/2049	5,175,896	4,967,695
5.00%, 10/1/2049	1,809,530	1,736,692
5.00%, 11/1/2049	770,952	739,922
5.00%, 3/1/2050	1,511,527	1,450,690
5.00%, 7/1/2052	1,616,485	1,526,546
5.00%, 9/1/2052	9,086,379	8,584,357
5.00% 10/1/2052	13,003,547	12,278,453

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00% 12/1/2052	$8,807,142	$8,362,355
5.00%, 2/1/2053	14,882,784	14,039,045
5.00%, 4/1/2053	2,917,598	2,753,935
5.00%, 7/1/2053	7,637,495	7,203,571
5.00%, 9/1/2053	1,900,000	1,814,901
5.50%, 9/1/2035	3,004	2,996
5.50%, 12/1/2036	8,123	8,132
5.50%, 7/1/2037	79,396	79,485
5.50%, 4/1/2038	41,071	41,213
5.50%, 5/1/2038	2,456	2,465
5.50%, 8/1/2038	109,809	109,939
5.50% 12/1/2052	3,076,056	2,995,483
5.50% 2/1/2053	23,087,386	22,312,748
5.50% 3/1/2053	2,554,912	2,483,951
6.00%, 10/1/2038	516,376	516,689
6.00%, 7/1/2040	216,379	223,825
6.00%, 10/1/2052	2,312,058	2,292,558
6.00%, 12/1/2052	471,856	465,939
6.00%, 4/1/2053	1,102,676	1,095,179
6.00%, 8/1/2053	7,359,728	7,263,201
6.50% 1/1/2053	5,380,814	5,420,481
6.50%, 2/1/2053	1,287,198	1,303,843
6.50%, 6/1/2053	2,445,803	2,457,042
COR, 2.50%, 3/1/2051	2,364,788	1,883,260
COR, 2.50%, 5/1/2052	3,497,076	2,776,134
COR, 3.00%, 8/1/2052	6,544,457	5,419,404
COR, 4.00%, 8/1/2052	8,489,423	7,564,678
COR, 4.50%, 1/1/2053	6,462,310	5,931,962
Federal National Mortgage Association:
1.50%, 10/1/2035	1,378,842	1,149,821
1.50% 11/1/2035	2,693,999	2,248,194
1.50% 12/1/2035	1,848,466	1,544,394
1.50%, 1/1/2036	2,032,881	1,695,226
1.50% 2/1/2036	6,345,747	5,297,883
1.50%, 3/1/2036	735,403	613,144
1.50%, 4/1/2036	1,085,543	905,075
1.50%, 6/1/2036	909,645	758,420
1.50%, 7/1/2036	2,626,997	2,190,267
1.50%, 8/1/2036	539,033	449,420
1.50%, 10/1/2036	954,458	795,782
1.50%, 11/1/2036	2,523,040	2,133,043
1.50%, 12/1/2036	366,572	305,630
1.50%, 1/1/2037	35,371,338	29,490,965
1.50%, 3/1/2037	26,460,821	22,026,968
1.50%, 4/1/2037	2,806,513	2,336,246
1.50%, 5/1/2041	4,983,858	3,864,284
1.50%, 10/1/2041	1,722,564	1,332,938
1.50%, 1/1/2042	4,495,374	3,475,782
1.50%, 12/1/2050	18,744,396	13,538,573
1.50%, 1/1/2051	6,615,867	4,775,918
1.50%, 3/1/2051	8,267,326	5,956,492
1.50%, 5/1/2051	867,743	625,008
1.50%, 7/1/2051	4,431,710	3,191,541
1.50%, 9/1/2051	236,432	170,192
Security Description	Principal Amount	Value
1.50%, 10/1/2051	$18,737,029	$13,485,523
1.50%, 11/1/2051	11,427,136	8,223,164
1.50%, 3/1/2052	1,994,884	1,434,903
1.50%, 4/1/2052	6,849,328	4,931,126
2.00%, 2/1/2028	367,407	340,279
2.00%, 11/1/2031	72,817	65,426
2.00%, 2/1/2032	592,200	532,085
2.00%, 4/1/2035	211,374	181,376
2.00%, 5/1/2035	1,192,886	1,023,589
2.00%, 7/1/2035	185,435	159,118
2.00%, 8/1/2035	3,881,504	3,354,740
2.00% 9/1/2035	12,779,457	10,996,403
2.00%, 10/1/2035	10,453,967	9,018,279
2.00%, 11/1/2035	3,025,715	2,596,299
2.00% 12/1/2035	9,287,554	7,972,016
2.00%, 1/1/2036	3,610,694	3,101,818
2.00% 2/1/2036	5,055,738	4,354,584
2.00%, 3/1/2036	2,512,663	2,167,965
2.00% 4/1/2036	4,302,731	3,707,001
2.00%, 5/1/2036	20,607,914	17,697,241
2.00% 7/1/2036	5,689,698	4,882,527
2.00%, 12/1/2036	20,517,120	17,603,389
2.00%, 4/1/2037	813,531	701,154
2.00%, 5/1/2037	5,014,983	4,297,204
2.00%, 8/1/2040	594,006	481,206
2.00%, 10/1/2040	2,901,549	2,349,209
2.00%, 11/1/2040	6,134,150	4,964,283
2.00%, 12/1/2040	3,495,389	2,827,754
2.00%, 1/1/2041	8,634,946	6,985,179
2.00%, 5/1/2041	1,604,888	1,290,119
2.00%, 6/1/2041	571,251	459,078
2.00% 10/1/2041	6,619,963	5,319,548
2.00% 11/1/2041	7,891,534	6,332,559
2.00%, 12/1/2041	938,832	752,756
2.00%, 2/1/2042	3,708,537	2,973,214
2.00%, 4/1/2042	2,871,154	2,296,421
2.00%, 5/1/2042	5,480,657	4,383,566
2.00%, 8/1/2042	5,115,993	4,101,897
2.00%, 6/1/2050	2,436,009	1,866,643
2.00% 7/1/2050	12,506,454	9,678,608
2.00%, 8/1/2050	5,037,389	3,907,094
2.00% 9/1/2050	16,020,830	12,350,959
2.00% 10/1/2050	22,765,299	17,443,796
2.00% 11/1/2050	45,012,493	34,687,101
2.00% 12/1/2050	18,229,766	13,995,184
2.00% 1/1/2051	66,228,530	50,820,683
2.00% 2/1/2051	54,841,213	42,194,966
2.00% 3/1/2051	52,640,240	40,361,682
2.00% 4/1/2051	32,152,903	24,579,170
2.00% 5/1/2051	37,014,973	28,400,062
2.00% 6/1/2051	20,354,974	15,527,689
2.00% 7/1/2051	62,442,168	47,675,377
2.00% 8/1/2051	7,715,205	5,883,418
2.00% 9/1/2051	22,571,623	17,196,740
2.00%, 10/1/2051	5,397,293	4,111,011

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.00% 11/1/2051	$70,649,196	$53,888,150
2.00%, 12/1/2051	1,321,466	1,011,534
2.00%, 1/1/2052	9,560,229	7,277,092
2.00% 2/1/2052	63,611,362	48,425,959
2.00%, 3/1/2052	4,690,428	3,565,985
2.00%, 4/1/2052	4,676,996	3,555,773
2.00%, 5/1/2052	1,915,084	1,458,206
2.50% 12/1/2027	450,317	425,233
2.50%, 3/1/2028	82,531	77,376
2.50%, 5/1/2028	204,313	191,592
2.50% 7/1/2028	147,323	138,100
2.50%, 8/1/2028	69,022	64,702
2.50% 9/1/2028	889,694	840,228
2.50%, 10/1/2028	32,703	30,656
2.50%, 12/1/2028	1,006,420	943,417
2.50% 3/1/2029	172,908	162,780
2.50%, 6/1/2029	2,896,258	2,734,934
2.50%, 8/1/2029	179,072	169,097
2.50%, 2/1/2030	26,030	24,170
2.50%, 4/1/2030	134,424	123,566
2.50%, 5/1/2030	38,120	35,041
2.50%, 6/1/2030	646,379	594,170
2.50% 7/1/2030	837,112	784,118
2.50%, 8/1/2030	784,580	721,208
2.50%, 11/1/2030	118,599	109,019
2.50% 8/1/2031	961,743	879,278
2.50% 9/1/2031	1,161,403	1,061,749
2.50% 10/1/2031	1,865,729	1,740,556
2.50% 11/1/2031	1,236,638	1,131,366
2.50%, 12/1/2031	157,641	144,119
2.50%, 1/1/2032	135,547	123,911
2.50%, 2/1/2032	442,538	404,661
2.50%, 4/1/2032	304,838	277,154
2.50%, 6/1/2032	1,989,688	1,819,014
2.50%, 8/1/2032	274,682	251,172
2.50%, 10/1/2032	380,419	345,871
2.50%, 11/1/2032	246,086	223,655
2.50%, 12/1/2032	75,932	69,036
2.50% 1/1/2033	588,052	536,100
2.50%, 4/1/2033	631,700	577,633
2.50%, 12/1/2033	2,249,637	2,067,929
2.50%, 6/1/2034	157,480	139,470
2.50%, 8/1/2034	946,380	865,200
2.50% 10/1/2034	283,110	250,067
2.50% 11/1/2034	1,519,415	1,346,235
2.50%, 12/1/2034	1,019,502	902,907
2.50% 1/1/2035	3,192,762	2,827,404
2.50%, 2/1/2035	5,122,371	4,536,552
2.50%, 4/1/2035	901,554	798,497
2.50%, 6/1/2035	5,712,268	5,054,917
2.50%, 7/1/2035	1,319,856	1,199,994
2.50% 8/1/2035	7,892,081	6,983,928
2.50%, 11/1/2035	1,324,529	1,172,114
2.50%, 1/1/2036	382,100	338,179
2.50%, 2/1/2036	1,936,917	1,714,035
Security Description	Principal Amount	Value
2.50%, 7/1/2036	$1,598,366	$1,410,480
2.50%, 10/1/2036	878,944	761,488
2.50%, 11/1/2036	469,494	414,306
2.50%, 2/1/2040	3,071,632	2,566,558
2.50%, 7/1/2040	273,641	229,730
2.50%, 2/1/2041	4,829,380	4,045,703
2.50%, 6/1/2041	3,108,839	2,573,739
2.50%, 4/1/2042	4,515,186	3,717,143
2.50%, 12/1/2042	249,909	205,643
2.50%, 1/1/2043	3,838,891	3,158,922
2.50% 2/1/2043	1,024,544	843,070
2.50%, 4/1/2043	239,821	197,314
2.50%, 5/1/2043	178,254	146,660
2.50%, 8/1/2046	249,437	203,186
2.50%, 10/1/2046	711,865	579,868
2.50%, 4/1/2048	266,471	217,061
2.50% 11/1/2049	12,615,511	10,133,947
2.50%, 12/1/2049	1,355,440	1,088,815
2.50%, 1/1/2050	623,020	500,467
2.50%, 2/1/2050	911,552	732,243
2.50%, 3/1/2050	3,910,170	3,151,928
2.50% 5/1/2050	4,781,028	3,805,839
2.50% 6/1/2050	28,073,037	22,641,308
2.50% 7/1/2050	23,349,831	18,572,811
2.50% 8/1/2050	32,098,821	25,856,272
2.50% 9/1/2050	11,498,566	9,205,970
2.50% 10/1/2050	11,624,925	9,261,732
2.50% 11/1/2050	12,066,227	9,657,285
2.50% 12/1/2050	1,901,758	1,520,870
2.50% 2/1/2051	4,035,724	3,209,560
2.50% 3/1/2051	6,542,170	5,220,233
2.50% 4/1/2051	20,169,106	16,088,731
2.50% 5/1/2051	20,630,624	16,533,403
2.50% 7/1/2051	30,758,130	24,527,487
2.50% 8/1/2051	30,039,407	23,946,703
2.50% 9/1/2051	33,181,447	26,466,178
2.50% 10/1/2051	36,001,795	28,704,128
2.50% 11/1/2051	12,572,317	9,997,582
2.50%, 12/1/2051	5,280,459	4,199,992
2.50% 1/1/2052	60,121,891	47,952,202
2.50% 2/1/2052	13,335,113	10,601,064
2.50% 7/1/2052	10,265,317	8,160,522
3.00% 12/1/2026	50,797	48,919
3.00%, 2/1/2027	7,150	6,871
3.00%, 4/1/2027	62,761	59,878
3.00%, 7/1/2027	83,645	79,809
3.00% 8/1/2027	237,627	227,416
3.00%, 6/1/2028	424,822	405,305
3.00%, 9/1/2028	59,846	57,097
3.00%, 10/1/2028	24,961	23,649
3.00%, 11/1/2028	41,741	39,554
3.00% 6/1/2029	452,830	428,864
3.00%, 7/1/2029	36,933	34,704
3.00% 8/1/2029	47,928	45,034
3.00%, 9/1/2029	18,901	17,760

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/1/2029	$80,130	$75,297
3.00% 2/1/2030	143,677	136,414
3.00% 3/1/2030	986,292	924,532
3.00%, 4/1/2030	61,350	57,467
3.00% 5/1/2030	620,324	589,197
3.00%, 6/1/2030	22,641	21,208
3.00%, 7/1/2030	343,960	325,936
3.00% 9/1/2030	281,225	266,236
3.00%, 11/1/2030	162,964	152,649
3.00%, 12/1/2030	32,967	30,888
3.00% 1/1/2031	934,676	884,441
3.00% 4/1/2031	189,863	176,461
3.00%, 1/1/2032	115,280	107,144
3.00%, 6/1/2032	102,273	96,899
3.00%, 7/1/2032	201,504	183,869
3.00%, 8/1/2032	715,234	652,673
3.00% 11/1/2032	2,554,714	2,377,436
3.00% 12/1/2032	447,150	412,293
3.00%, 1/1/2033	91,312	83,325
3.00%, 2/1/2033	962,335	878,160
3.00%, 3/1/2033	328,457	299,391
3.00%, 5/1/2033	56,391	51,459
3.00%, 9/1/2033	3,284,868	3,053,052
3.00% 2/1/2034	690,107	629,701
3.00%, 7/1/2034	652,780	594,619
3.00%, 10/1/2034	522,479	476,023
3.00%, 11/1/2034	466,526	422,593
3.00% 1/1/2035	544,579	495,544
3.00% 2/1/2035	1,014,861	923,835
3.00% 4/1/2035	685,808	624,879
3.00%, 5/1/2035	3,039,748	2,763,372
3.00%, 12/1/2035	125,974	114,521
3.00%, 2/1/2036	1,134,170	1,013,420
3.00%, 6/1/2036	1,512,988	1,347,212
3.00%, 7/1/2036	1,087,926	968,724
3.00%, 8/1/2036	1,591,172	1,416,829
3.00%, 9/1/2036	158,599	141,222
3.00%, 12/1/2036	207,864	185,791
3.00%, 6/1/2037	2,642,412	2,352,887
3.00%, 8/1/2037	92,299	81,915
3.00%, 3/1/2038	712,523	632,363
3.00%, 8/1/2038	2,011,438	1,791,048
3.00%, 11/1/2039	138,924	120,657
3.00%, 2/1/2040	1,233,487	1,071,299
3.00%, 3/1/2040	2,910,926	2,583,442
3.00%, 4/1/2040	1,584,425	1,367,665
3.00%, 11/1/2041	5,149,051	4,350,000
3.00%, 6/1/2042	1,371,959	1,169,916
3.00%, 9/1/2042	75,561	64,652
3.00% 10/1/2042	301,432	257,939
3.00% 12/1/2042	218,704	187,149
3.00%, 1/1/2043	970,689	830,644
3.00% 2/1/2043	362,722	310,380
3.00%, 3/1/2043	331,993	280,473
3.00% 4/1/2043	306,422	261,959
Security Description	Principal Amount	Value
3.00% 5/1/2043	$1,172,775	$1,001,212
3.00% 6/1/2043	421,549	360,381
3.00% 7/1/2043	243,335	208,026
3.00% 8/1/2043	3,570,214	3,053,672
3.00%, 9/1/2043	62,531	53,458
3.00%, 1/1/2044	72,056	61,601
3.00%, 3/1/2044	110,190	94,201
3.00% 10/1/2044	1,721,875	1,466,781
3.00%, 12/1/2044	407,498	341,140
3.00% 1/1/2045	387,591	330,454
3.00% 4/1/2045	234,669	199,130
3.00% 5/1/2045	351,514	297,312
3.00%, 8/1/2045	344,997	294,936
3.00% 11/1/2045	150,271	127,100
3.00%, 12/1/2045	73,337	62,029
3.00%, 4/1/2046	2,651,880	2,242,972
3.00% 5/1/2046	552,686	463,522
3.00%, 6/1/2046	4,206,919	3,583,129
3.00% 8/1/2046	1,337,586	1,124,706
3.00% 9/1/2046	5,601,434	4,754,640
3.00% 10/1/2046	7,001,287	5,924,419
3.00% 11/1/2046	2,743,224	2,320,816
3.00% 12/1/2046	343,081	290,489
3.00% 1/1/2047	3,889,029	3,306,844
3.00%, 2/1/2047	80,195	68,558
3.00% 3/1/2047	451,501	381,694
3.00% 4/1/2047	10,702,124	8,992,348
3.00% 7/1/2047	4,377,810	3,698,443
3.00%, 8/1/2047	358,974	303,267
3.00%, 9/1/2047	347,531	294,824
3.00% 10/1/2047	5,247,251	4,432,836
3.00% 12/1/2047	1,859,335	1,570,795
3.00%, 1/1/2048	1,202,086	1,015,369
3.00%, 2/1/2048	946,697	799,649
3.00%, 4/1/2048	7,696,526	6,579,728
3.00%, 9/1/2048	1,542,901	1,303,467
3.00%, 11/1/2048	1,040,101	878,545
3.00%, 6/1/2049	390,170	326,634
3.00%, 7/1/2049	254,552	213,100
3.00% 9/1/2049	3,297,194	2,760,749
3.00% 10/1/2049	1,565,605	1,310,659
3.00% 11/1/2049	3,472,923	2,910,170
3.00% 12/1/2049	1,195,943	1,008,935
3.00% 1/1/2050	6,749,027	5,647,817
3.00% 2/1/2050	21,699,526	18,232,144
3.00% 3/1/2050	10,405,879	8,715,547
3.00% 4/1/2050	1,991,650	1,665,437
3.00%, 6/1/2050	262,540	219,422
3.00% 7/1/2050	8,815,424	7,365,970
3.00% 8/1/2050	15,231,969	12,734,116
3.00% 9/1/2050	9,260,235	7,728,976
3.00%, 12/1/2050	64,929	54,220
3.00%, 1/1/2051	2,199,512	1,836,457
3.00%, 3/1/2051	1,257,115	1,044,344
3.00% 4/1/2051	8,714,555	7,298,922

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00% 5/1/2051	$11,536,102	$9,609,663
3.00% 6/1/2051	4,095,761	3,402,997
3.00% 7/1/2051	4,998,053	4,150,292
3.00%, 8/1/2051	6,697,516	5,560,083
3.00%, 9/1/2051	7,752,667	6,435,139
3.00%, 10/1/2051	1,603,444	1,335,428
3.00%, 11/1/2051	951,962	790,402
3.00% 12/1/2051	2,763,142	2,304,004
3.00%, 1/1/2052	144,708	120,048
3.00% 2/1/2052	5,199,278	4,328,466
3.00% 3/1/2052	1,200,781	995,505
3.00%, 4/1/2052	12,862,138	10,655,505
3.00% 5/1/2052	11,704,296	9,706,604
3.50% 12/1/2025	24,491	23,869
3.50%, 1/1/2026	2,439	2,374
3.50%, 1/1/2027	15,033	14,613
3.50%, 1/1/2028	37,939	36,497
3.50%, 2/1/2028	691,548	672,684
3.50%, 10/1/2028	391,888	374,934
3.50%, 1/1/2029	36,865	35,271
3.50%, 5/1/2029	47,386	45,043
3.50%, 10/1/2029	17,453	16,591
3.50%, 9/1/2030	4,189,904	3,972,227
3.50%, 12/1/2030	51,879	49,181
3.50%, 3/1/2031	314,165	297,832
3.50%, 6/1/2031	253,560	240,428
3.50%, 4/1/2032	159,878	150,235
3.50% 5/1/2032	2,416,902	2,297,671
3.50%, 7/1/2032	4,592,139	4,279,039
3.50% 9/1/2032	822,374	780,724
3.50%, 2/1/2033	83,861	78,360
3.50%, 3/1/2033	173,641	162,889
3.50%, 4/1/2033	280,137	260,865
3.50%, 5/1/2033	188,793	176,753
3.50%, 6/1/2033	64,194	59,869
3.50%, 3/1/2034	177,663	168,880
3.50%, 4/1/2034	272,133	253,606
3.50% 6/1/2034	152,006	140,640
3.50%, 7/1/2034	37,686	35,108
3.50% 11/1/2034	517,572	480,611
3.50%, 5/1/2035	810,796	760,283
3.50%, 9/1/2035	435,525	411,687
3.50%, 2/1/2036	1,390,989	1,276,801
3.50%, 7/1/2037	83,177	74,897
3.50%, 10/1/2037	334,391	301,101
3.50%, 11/1/2037	790,813	712,086
3.50%, 2/1/2038	451,148	406,235
3.50%, 12/1/2038	67,979	60,997
3.50%, 6/1/2039	47,884	42,888
3.50%, 8/1/2039	1,705,141	1,565,164
3.50%, 9/1/2040	351,422	309,488
3.50%, 12/1/2040	77,822	68,928
3.50%, 1/1/2041	67,804	60,054
3.50%, 2/1/2042	90,043	79,780
3.50% 5/1/2042	286,696	253,896
Security Description	Principal Amount	Value
3.50%, 6/1/2042	$137,133	$121,444
3.50%, 7/1/2042	70,076	62,059
3.50%, 9/1/2042	272,771	241,565
3.50%, 10/1/2042	510,088	451,731
3.50%, 1/1/2043	48,814	43,229
3.50%, 2/1/2043	683,810	605,665
3.50%, 4/1/2043	148,471	131,358
3.50% 5/1/2043	198,960	176,089
3.50%, 6/1/2043	531,008	469,716
3.50% 8/1/2043	1,273,844	1,127,143
3.50%, 10/1/2043	60,581	53,593
3.50%, 1/1/2044	42,817	37,878
3.50%, 5/1/2044	260,785	230,988
3.50%, 8/1/2044	93,486	82,491
3.50%, 9/1/2044	133,844	117,925
3.50%, 10/1/2044	92,698	81,637
3.50%, 11/1/2044	418,152	368,419
3.50% 12/1/2044	1,124,732	990,520
3.50% 1/1/2045	142,546	125,535
3.50% 2/1/2045	5,302,753	4,696,036
3.50%, 3/1/2045	81,129	71,426
3.50%, 4/1/2045	161,324	141,794
3.50% 5/1/2045	402,640	354,132
3.50%, 6/1/2045	293,546	258,009
3.50% 7/1/2045	1,121,889	986,275
3.50% 8/1/2045	2,915,485	2,571,522
3.50% 9/1/2045	575,566	508,145
3.50%, 10/1/2045	229,496	201,712
3.50% 11/1/2045	1,814,428	1,597,106
3.50% 12/1/2045	1,867,951	1,641,812
3.50% 2/1/2046	842,690	739,335
3.50% 3/1/2046	5,558,012	4,916,006
3.50% 4/1/2046	893,472	781,820
3.50% 5/1/2046	215,871	188,893
3.50% 6/1/2046	280,208	245,532
3.50% 7/1/2046	393,303	344,741
3.50% 8/1/2046	3,102,800	2,734,797
3.50% 10/1/2046	584,025	511,054
3.50%, 11/1/2046	154,393	135,096
3.50%, 12/1/2046	67,902	59,415
3.50% 1/1/2047	2,796,815	2,463,251
3.50% 2/1/2047	768,039	677,591
3.50% 3/1/2047	320,059	279,780
3.50% 4/1/2047	345,377	302,912
3.50% 5/1/2047	11,887,136	10,422,136
3.50%, 6/1/2047	658,502	578,782
3.50%, 7/1/2047	3,909,869	3,462,556
3.50%, 8/1/2047	86,873	75,920
3.50% 9/1/2047	898,271	783,645
3.50%, 10/1/2047	78,022	68,184
3.50% 11/1/2047	4,055,682	3,554,174
3.50% 12/1/2047	7,342,072	6,456,876
3.50% 1/1/2048	9,763,517	8,550,059
3.50% 2/1/2048	3,854,952	3,358,311
3.50% 3/1/2048	6,194,501	5,395,838

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50% 4/1/2048	$585,502	$512,111
3.50% 5/1/2048	1,147,632	1,006,785
3.50%, 6/1/2048	139,983	122,310
3.50% 7/1/2048	9,844,491	8,639,352
3.50%, 8/1/2048	135,123	118,706
3.50%, 9/1/2048	19,344	16,906
3.50% 11/1/2048	1,135,181	992,048
3.50% 4/1/2049	3,188,379	2,784,727
3.50%, 6/1/2049	3,834,623	3,362,486
3.50%, 7/1/2049	1,188,459	1,035,150
3.50%, 8/1/2049	2,290,697	1,995,200
3.50% 9/1/2049	4,211,360	3,686,047
3.50%, 10/1/2049	1,043,080	908,524
3.50%, 11/1/2049	561,571	489,129
3.50%, 12/1/2049	252,537	219,409
3.50% 1/1/2050	1,719,873	1,498,012
3.50%, 2/1/2050	590,822	514,606
3.50% 3/1/2050	2,335,809	2,031,419
3.50% 4/1/2050	9,371,441	8,151,256
3.50% 5/1/2050	5,617,869	4,922,604
3.50% 6/1/2050	761,443	660,506
3.50%, 8/1/2050	1,147,827	995,129
3.50%, 11/1/2050	745,158	646,373
3.50%, 1/1/2051	1,760,932	1,533,774
3.50%, 6/1/2051	1,960,976	1,690,524
3.50%, 8/1/2051	1,242,171	1,072,551
3.50%, 9/1/2051	600,865	517,717
3.50%, 4/1/2052	1,007,613	867,515
3.50% 5/1/2052	2,452,295	2,120,269
3.50% 6/1/2052	18,878,365	16,246,262
3.50%, 9/1/2052	2,895,124	2,490,523
3.50%, 12/1/2052	7,023,713	6,044,311
3.50%, 2/1/2053	4,964,664	4,297,542
4.00%, 5/1/2026	362,655	354,700
4.00%, 6/1/2026	157,299	154,511
4.00%, 8/1/2026	7,602	7,430
4.00%, 9/1/2027	34,205	33,311
4.00%, 5/1/2029	872,849	851,864
4.00%, 11/1/2033	30,066	28,567
4.00%, 1/1/2034	83,551	78,790
4.00%, 2/1/2034	61,637	58,563
4.00%, 8/1/2034	562,820	534,806
4.00%, 5/1/2037	55,149	51,445
4.00%, 1/1/2038	2,167,178	2,044,541
4.00%, 6/1/2038	1,555,007	1,464,028
4.00%, 9/1/2038	83,968	78,082
4.00%, 2/1/2039	363,732	338,237
4.00%, 12/1/2039	1,479,476	1,357,241
4.00%, 9/1/2040	459,803	421,670
4.00%, 10/1/2040	81,632	74,862
4.00%, 12/1/2040	70,282	64,453
4.00%, 2/1/2041	99,926	91,639
4.00% 10/1/2041	378,112	346,357
4.00%, 12/1/2041	27,707	25,380
4.00%, 2/1/2042	195,758	179,207
Security Description	Principal Amount	Value
4.00%, 4/1/2042	$157,465	$144,158
4.00%, 8/1/2042	1,537,992	1,394,624
4.00%, 12/1/2042	207,418	189,890
4.00%, 9/1/2043	157,649	144,220
4.00% 10/1/2043	233,988	213,937
4.00%, 12/1/2043	47,772	43,627
4.00%, 2/1/2044	52,670	48,102
4.00%, 4/1/2044	8,983,963	8,227,859
4.00%, 5/1/2044	199,181	181,485
4.00%, 6/1/2044	26,035	23,722
4.00% 7/1/2044	1,306,740	1,193,277
4.00% 8/1/2044	288,246	264,243
4.00%, 9/1/2044	14,992	13,660
4.00% 10/1/2044	21,135	19,258
4.00% 11/1/2044	356,332	324,680
4.00% 12/1/2044	1,137,256	1,043,111
4.00%, 1/1/2045	126,603	115,357
4.00% 3/1/2045	1,785,516	1,631,752
4.00% 6/1/2045	1,346,868	1,227,149
4.00%, 7/1/2045	356,927	325,067
4.00%, 8/1/2045	280,851	256,497
4.00% 9/1/2045	277,807	253,078
4.00% 12/1/2045	1,461,004	1,331,813
4.00%, 2/1/2046	64,056	58,338
4.00% 3/1/2046	7,062,291	6,468,594
4.00% 4/1/2046	336,362	306,103
4.00%, 6/1/2046	106,889	97,795
4.00%, 7/1/2046	152,011	137,842
4.00% 9/1/2046	1,894,361	1,735,206
4.00%, 10/1/2046	573,344	519,737
4.00% 11/1/2046	2,879,569	2,635,400
4.00%, 12/1/2046	310,097	281,211
4.00%, 2/1/2047	126,042	115,321
4.00% 3/1/2047	427,930	387,917
4.00% 4/1/2047	9,400,011	8,577,081
4.00% 5/1/2047	618,047	560,772
4.00% 6/1/2047	1,983,148	1,795,883
4.00% 7/1/2047	1,833,709	1,669,911
4.00% 8/1/2047	415,796	377,950
4.00% 9/1/2047	4,176,534	3,751,769
4.00% 10/1/2047	3,900,091	3,531,901
4.00% 11/1/2047	263,409	238,586
4.00% 1/1/2048	4,801,445	4,348,188
4.00% 2/1/2048	4,288,378	3,883,584
4.00%, 4/1/2048	73,358	66,712
4.00% 5/1/2048	154,896	140,052
4.00% 6/1/2048	1,917,387	1,733,653
4.00% 7/1/2048	1,803,435	1,630,538
4.00% 8/1/2048	2,089,306	1,893,530
4.00% 9/1/2048	5,061,972	4,583,089
4.00% 10/1/2048	6,447,076	5,863,578
4.00% 11/1/2048	1,068,917	966,488
4.00% 12/1/2048	2,620,362	2,374,373
4.00% 1/1/2049	918,063	836,090
4.00% 2/1/2049	212,919	193,446

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00% 3/1/2049	$2,616,382	$2,356,559
4.00%, 4/1/2049	205,032	186,798
4.00% 5/1/2049	2,188,941	1,992,669
4.00% 6/1/2049	5,643,574	5,116,748
4.00% 7/1/2049	5,579,965	5,075,560
4.00%, 8/1/2049	26,308	23,768
4.00%, 9/1/2049	1,740,321	1,572,263
4.00% 12/1/2049	1,868,234	1,690,854
4.00%, 3/1/2050	631,117	568,490
4.00% 4/1/2050	3,730,520	3,366,480
4.00% 6/1/2050	1,373,334	1,237,547
4.00%, 7/1/2050	418,287	376,915
4.00%, 8/1/2050	128,882	116,430
4.00%, 9/1/2050	658,167	594,579
4.00%, 10/1/2050	1,287,843	1,160,463
4.00%, 11/1/2050	160,152	144,679
4.00%, 12/1/2050	618,466	557,294
4.00%, 1/1/2051	963,318	870,248
4.00%, 8/1/2051	738,908	667,520
4.00% 4/1/2052	1,104,313	988,661
4.00% 5/1/2052	1,931,743	1,723,525
4.00%, 7/1/2052	906,808	812,795
4.00% 8/1/2052	19,645,864	17,523,513
4.00%, 10/1/2052	13,224,592	11,779,945
4.00%, 4/1/2053	1,879,228	1,679,611
4.00%, 5/1/2053	8,635,747	7,687,050
4.50%, 11/1/2024	2,623	2,592
4.50%, 3/1/2029	203,413	199,800
4.50%, 4/1/2031	22,477	21,705
4.50%, 5/1/2038	2,244,643	2,151,242
4.50%, 6/1/2040	593,433	560,361
4.50%, 8/1/2040	1,132,653	1,069,530
4.50%, 9/1/2040	1,018,731	961,957
4.50%, 5/1/2041	61,403	57,981
4.50%, 9/1/2041	33,558	31,673
4.50%, 1/1/2042	79,536	75,067
4.50% 10/1/2042	570,225	538,410
4.50% 9/1/2043	151,085	142,557
4.50%, 10/1/2043	81,724	76,841
4.50% 12/1/2043	489,996	462,180
4.50%, 3/1/2044	27,809	26,155
4.50%, 4/1/2044	11,480	10,800
4.50%, 5/1/2044	53,704	50,495
4.50% 6/1/2044	1,321,696	1,243,937
4.50%, 8/1/2044	286,489	270,558
4.50%, 10/1/2044	74,628	70,205
4.50%, 12/1/2044	227,687	214,979
4.50%, 5/1/2045	227,930	215,053
4.50%, 10/1/2045	486,236	457,223
4.50%, 5/1/2046	339,041	317,703
4.50%, 7/1/2046	92,667	87,495
4.50%, 8/1/2046	129,874	122,237
4.50%, 3/1/2047	1,932,655	1,807,832
4.50%, 5/1/2047	1,524,417	1,439,461
4.50%, 7/1/2047	283,868	265,197
Security Description	Principal Amount	Value
4.50% 8/1/2047	$953,849	$892,112
4.50%, 9/1/2047	111,489	104,246
4.50%, 12/1/2047	114,587	107,142
4.50%, 1/1/2048	264,268	247,168
4.50% 2/1/2048	3,113,240	2,911,708
4.50%, 5/1/2048	779,066	730,388
4.50%, 6/1/2048	88,470	82,667
4.50% 7/1/2048	269,105	251,453
4.50% 8/1/2048	560,557	523,892
4.50% 9/1/2048	1,042,918	975,383
4.50% 10/1/2048	3,502,469	3,272,956
4.50% 11/1/2048	3,644,185	3,407,774
4.50%, 12/1/2048	96,256	89,933
4.50% 2/1/2049	4,494,376	4,176,759
4.50%, 3/1/2049	976,818	911,175
4.50%, 4/1/2049	181,511	169,035
4.50% 5/1/2049	1,781,342	1,662,023
4.50% 6/1/2049	561,752	523,138
4.50%, 7/1/2049	276,244	257,285
4.50% 8/1/2049	2,827,328	2,650,441
4.50% 9/1/2049	1,844,955	1,718,101
4.50%, 11/1/2049	4,602,365	4,312,578
4.50%, 1/1/2050	248,615	232,285
4.50% 2/1/2050	923,143	859,692
4.50% 3/1/2050	4,439,600	4,144,094
4.50%, 4/1/2050	1,515,426	1,418,125
4.50%, 5/1/2050	870,704	810,857
4.50%, 6/1/2050	1,173,921	1,089,498
4.50% 9/1/2050	2,236,970	2,090,031
4.50%, 10/1/2050	385,420	360,104
4.50%, 12/1/2050	148,015	137,842
4.50%, 6/1/2052	1,556,621	1,430,403
4.50%, 7/1/2052	912,339	839,021
4.50% 8/1/2052	47,349,590	43,474,047
4.50%, 2/1/2053	2,845,059	2,616,425
4.50%, 3/1/2053	4,627,827	4,251,148
5.00%, 6/1/2039	166,772	163,200
5.00%, 8/1/2039	210,588	205,178
5.00%, 6/1/2040	84,916	82,639
5.00%, 7/1/2040	43,091	41,934
5.00%, 9/1/2040	38,889	37,845
5.00%, 2/1/2041	27,907	27,158
5.00%, 6/1/2041	541,406	526,778
5.00%, 3/1/2042	76,764	74,703
5.00%, 7/1/2044	32,094	31,166
5.00%, 1/1/2045	17,304	16,803
5.00%, 5/1/2048	288,689	277,052
5.00%, 7/1/2048	158,133	151,768
5.00% 8/1/2048	212,448	203,875
5.00%, 9/1/2048	439,955	422,245
5.00%, 10/1/2048	725,600	696,393
5.00%, 11/1/2048	453,890	435,580
5.00%, 1/1/2049	71,625	68,742
5.00%, 8/1/2049	719,605	690,639
5.00%, 10/1/2049	503,983	483,666

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2049	$6,342,773	$6,087,461
5.00%, 3/1/2050	692,510	664,638
5.00%, 9/1/2052	1,855,077	1,752,809
5.00% 10/1/2052	5,508,317	5,213,377
5.00%, 6/1/2053	25,585,795	24,132,141
5.00%, 10/1/2053	16,975,000	16,010,567
5.50%, 1/1/2035	138,974	138,383
5.50%, 4/1/2036	66,376	66,125
5.50%, 11/1/2038	34,460	34,532
5.50%, 12/1/2038	14,239	14,247
5.50%, 12/1/2039	27,240	27,298
5.50%, 7/1/2041	57,646	57,636
5.50%, 4/1/2050	705,351	703,322
5.50%, 12/1/2052	2,874,261	2,791,707
5.50% 2/1/2053	5,480,032	5,321,171
5.50% 5/1/2053	22,330,527	21,589,615
5.50%, 8/1/2053	748,039	727,057
5.50%, 9/1/2053	14,939,395	14,434,471
5.50%, 10/1/2053	28,550,000	27,585,063
6.00%, 1/1/2037	14,856	15,344
6.00%, 9/1/2037	19,525	20,167
6.00%, 9/1/2039	15,265	15,771
6.00%, 6/1/2040	37,543	38,778
6.00%, 10/1/2040	47,776	49,358
6.00%, 12/1/2052	1,849,488	1,840,573
6.00%, 1/1/2053	21,014,755	20,739,399
6.00%, 5/1/2053	5,724,327	5,649,249
6.00%, 8/1/2053	5,950,266	5,872,224
6.00%, 9/1/2053	2,500,000	2,489,619
6.00%, 10/1/2053	1,100,000	1,089,107
6.50%, 7/1/2053	5,310,074	5,334,475
COR, 1.50%, 6/1/2051	261,125	188,052
COR, 1.50%, 9/1/2051	4,418,316	3,182,375
COR, 2.00%, 11/1/2036	1,358,556	1,165,621
COR, 3.00%, 6/1/2037	1,651,414	1,492,845
COR, 3.00%, 12/1/2051	892,969	740,539
COR, 3.50%, 12/1/2045	189,592	166,640
COR, 3.50%, 2/1/2047	106,077	93,235
COR, 3.50%, 5/1/2052	4,492,635	3,867,984
COR, 4.50%, 7/1/2052	3,935,545	3,615,983
Government National Mortgage Association:
1.50%, 2/20/2051	773,676	593,121
1.50%, 7/20/2051	589,047	446,180
1.50%, 9/20/2051	861,924	654,428
1.50%, 10/20/2051	432,832	327,864
1.50%, 11/20/2051	438,439	331,691
2.00%, 8/20/2050	8,100,267	6,438,478
2.00%, 9/20/2050	2,541,308	2,019,325
2.00%, 11/20/2050	5,936,794	4,706,341
2.00%, 12/20/2050	15,208,962	12,073,783
2.00%, 1/20/2051	24,564,255	19,459,733
2.00%, 2/20/2051	3,626,351	2,871,486
2.00% 3/20/2051	18,906,760	14,934,808
2.00%, 4/20/2051	15,743,829	12,468,328
Security Description	Principal Amount	Value
2.00%, 5/20/2051	$16,374,701	$12,978,024
2.00%, 6/20/2051	26,631,138	21,078,579
2.00%, 7/20/2051	2,911,468	2,306,090
2.00%, 8/20/2051	10,388,978	8,216,916
2.00%, 9/20/2051	11,307,715	8,932,829
2.00%, 10/20/2051	9,406,734	7,431,795
2.00%, 11/20/2051	10,799,668	8,543,431
2.00%, 12/20/2051	14,082,612	11,137,031
2.00%, 1/20/2052	27,897,900	22,032,315
2.00%, 3/20/2052	4,523,618	3,571,493
2.00%, 4/20/2052	3,461,556	2,732,972
2.00%, 5/20/2052	3,198,773	2,525,500
2.50%, 1/20/2043	31,447	26,262
2.50%, 3/20/2043	192,513	160,728
2.50%, 8/20/2046	499,927	414,481
2.50%, 10/20/2046	106,759	88,512
2.50%, 12/20/2046	1,097,331	909,779
2.50%, 9/20/2048	5,337,704	4,425,402
2.50%, 12/20/2049	651,092	537,152
2.50%, 1/20/2050	716,668	591,053
2.50%, 2/20/2050	828,899	683,300
2.50%, 6/20/2050	1,919,451	1,580,161
2.50%, 7/20/2050	2,234,792	1,839,141
2.50%, 8/20/2050	7,072,686	5,818,561
2.50%, 9/20/2050	11,663,992	9,592,501
2.50%, 10/20/2050	13,884,195	11,400,132
2.50%, 11/20/2050	1,111,788	913,720
2.50%, 12/20/2050	11,604,729	9,534,096
2.50%, 1/20/2051	18,664,014	15,328,610
2.50% 2/20/2051	20,680,233	16,952,083
2.50% 3/20/2051	10,047,297	8,243,906
2.50% 4/20/2051	15,426,681	12,649,403
2.50%, 5/20/2051	2,330,589	1,911,147
2.50%, 6/20/2051	16,675,183	13,654,287
2.50%, 7/20/2051	13,300,367	10,885,720
2.50%, 8/20/2051	5,358,024	4,380,379
2.50%, 9/20/2051	7,945,794	6,496,225
2.50%, 10/20/2051	9,986,263	8,175,133
2.50%, 11/20/2051	7,265,351	5,945,672
2.50%, 12/20/2051	866,503	708,153
2.50%, 1/20/2052	15,430,067	12,608,635
2.50%, 2/20/2052	11,048,495	9,025,877
2.50%, 3/20/2052	1,612,231	1,317,068
2.50%, 4/20/2052	10,060,860	8,226,402
2.50%, 5/20/2052	5,465,098	4,468,613
2.50%, 6/20/2052	3,165,983	2,588,710
2.50%, 7/20/2052	3,304,372	2,701,866
2.50%, 8/20/2052	1,596,107	1,305,079
2.50%, 9/20/2052	689,932	564,132
2.50%, 12/20/2052	2,392,692	1,956,787
3.00%, 5/20/2032	123,627	113,168
3.00%, 5/15/2042	48,795	42,189
3.00%, 7/20/2042	91,248	79,163
3.00%, 8/20/2042	8,071,356	7,002,398
3.00%, 9/20/2042	139,523	121,045

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/20/2042	$116,954	$101,465
3.00%, 1/20/2043	174,260	151,181
3.00%, 3/20/2043	572,625	496,619
3.00% 4/20/2043	140,437	121,796
3.00%, 7/20/2043	2,708,970	2,349,401
3.00%, 8/20/2043	236,800	205,369
3.00%, 10/20/2043	554,001	480,467
3.00%, 1/20/2044	62,856	54,513
3.00%, 8/20/2044	740,387	642,114
3.00%, 11/20/2044	83,390	72,176
3.00%, 12/20/2044	164,645	142,504
3.00%, 2/15/2045	56,151	47,910
3.00%, 3/15/2045	32,565	27,789
3.00%, 3/20/2045	16,623	14,345
3.00%, 4/20/2045	4,875,658	4,207,519
3.00%, 5/20/2045	69,876	60,300
3.00%, 6/20/2045	6,057,604	5,227,496
3.00%, 7/20/2045	729,476	629,512
3.00%, 8/20/2045	32,538	28,079
3.00%, 9/20/2045	199,054	171,776
3.00%, 12/20/2045	83,377	71,951
3.00%, 1/20/2046	296,193	255,604
3.00% 2/20/2046	3,615,621	3,129,427
3.00%, 5/20/2046	93,611	80,914
3.00%, 6/20/2046	2,923,110	2,522,269
3.00%, 7/20/2046	67,708	58,343
3.00%, 8/20/2046	6,532,623	5,636,864
3.00%, 9/20/2046	2,744,565	2,364,942
3.00%, 10/20/2046	2,133,194	1,838,135
3.00%, 12/20/2046	513,190	442,207
3.00%, 1/20/2047	2,179,373	1,877,926
3.00%, 2/20/2047	157,766	135,945
3.00%, 6/20/2047	42,709	36,757
3.00%, 7/20/2047	2,891,436	2,488,489
3.00%, 9/20/2047	54,729	47,148
3.00%, 10/20/2047	1,273,841	1,096,320
3.00%, 11/20/2047	2,786,165	2,397,888
3.00%, 12/20/2047	1,393,901	1,199,648
3.00%, 1/20/2048	528,871	455,168
3.00%, 2/20/2048	245,211	211,039
3.00%, 3/20/2048	308,707	265,686
3.00%, 4/20/2048	433,175	372,809
3.00%, 9/20/2048	220,774	190,007
3.00%, 12/20/2048	96,337	82,911
3.00%, 6/20/2049	80,067	68,909
3.00%, 8/20/2049	1,269,381	1,088,160
3.00%, 9/20/2049	2,022,583	1,733,271
3.00%, 11/20/2049	2,068,682	1,771,055
3.00%, 12/20/2049	1,187,922	1,017,012
3.00%, 1/20/2050	11,805,533	10,103,763
3.00%, 2/20/2050	3,276,659	2,803,419
3.00%, 3/20/2050	652,253	557,855
3.00%, 4/20/2050	9,537,637	8,154,356
3.00%, 5/20/2050	7,527,441	6,433,386
3.00%, 6/20/2050	9,333,983	7,974,485
Security Description	Principal Amount	Value
3.00%, 7/20/2050	$9,526,874	$8,136,344
3.00%, 8/20/2050	4,358,944	3,721,375
3.00%, 9/20/2050	1,478,716	1,262,429
3.00%, 10/20/2050	1,145,574	978,014
3.00%, 12/20/2050	1,365,565	1,164,986
3.00%, 1/20/2051	1,952,115	1,664,780
3.00%, 2/20/2051	103,050	87,851
3.00%, 5/20/2051	5,549,121	4,719,818
3.00%, 6/20/2051	4,642,172	3,946,978
3.00%, 7/20/2051	3,143,531	2,671,798
3.00%, 8/20/2051	5,929,729	5,038,057
3.00%, 12/20/2051	6,132,722	5,202,958
3.00%, 1/20/2052	2,121,105	1,798,877
3.00%, 3/20/2052	2,406,167	2,038,778
3.00%, 5/20/2052	7,374,063	6,248,143
3.00%, 6/20/2052	3,357,797	2,845,106
3.00%, 8/20/2052	5,706,757	4,835,412
3.00%, 9/20/2052	4,251,111	3,602,024
3.00%, 1/20/2053	2,014,257	1,706,708
3.50%, 12/20/2041	1,524,388	1,366,799
3.50%, 2/15/2042	73,029	65,283
3.50%, 4/15/2042	25,439	22,740
3.50%, 4/20/2042	871,325	781,227
3.50%, 6/20/2042	189,065	169,515
3.50%, 9/20/2042	617,175	553,357
3.50%, 10/20/2042	764,979	685,878
3.50%, 11/20/2042	12,978	11,573
3.50% 2/20/2043	506,337	453,633
3.50% 3/20/2043	98,981	88,450
3.50% 4/20/2043	102,883	92,245
3.50%, 5/20/2043	83,454	74,827
3.50%, 6/20/2043	808,484	724,908
3.50%, 7/20/2043	444,263	398,338
3.50%, 9/20/2043	97,275	87,219
3.50%, 10/20/2043	500,334	448,613
3.50%, 11/20/2043	447,262	401,027
3.50%, 1/20/2044	60,280	54,048
3.50%, 3/20/2044	686,344	615,394
3.50%, 4/20/2044	67,896	60,674
3.50%, 5/20/2044	74,852	66,890
3.50%, 6/20/2044	1,730,494	1,546,412
3.50%, 7/20/2044	35,337	31,578
3.50%, 8/20/2044	51,963	46,435
3.50%, 10/20/2044	1,415,197	1,264,655
3.50%, 11/20/2044	134,704	120,375
3.50%, 12/20/2044	14,269	12,751
3.50%, 1/20/2045	508,409	454,327
3.50%, 2/20/2045	619,969	554,019
3.50%, 3/20/2045	17,117	15,285
3.50% 4/20/2045	1,624,754	1,450,708
3.50%, 5/20/2045	144,665	129,187
3.50%, 6/20/2045	30,783	27,489
3.50%, 7/20/2045	258,386	230,739
3.50%, 8/20/2045	159,145	142,117
3.50%, 9/20/2045	81,276	72,580

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2045	$273,214	$243,981
3.50%, 11/20/2045	709,115	633,242
3.50%, 12/20/2045	20,355	18,177
3.50% 1/20/2046	3,573,453	3,191,105
3.50% 2/20/2046	3,519,567	3,142,984
3.50%, 4/20/2046	1,704,876	1,517,830
3.50%, 5/20/2046	683,238	608,279
3.50%, 6/20/2046	422,837	376,447
3.50%, 7/20/2046	6,742,494	6,002,760
3.50%, 8/20/2046	266,866	237,587
3.50%, 9/20/2046	302,512	269,617
3.50%, 10/20/2046	338,720	301,558
3.50%, 11/20/2046	1,585,311	1,411,383
3.50%, 12/20/2046	1,020,529	908,564
3.50%, 1/20/2047	65,588	58,392
3.50%, 2/20/2047	731,038	650,834
3.50%, 3/20/2047	287,638	254,979
3.50%, 5/20/2047	219,582	194,650
3.50%, 6/20/2047	119,483	105,917
3.50%, 7/20/2047	144,241	127,864
3.50%, 8/20/2047	254,380	225,497
3.50%, 9/20/2047	1,910,875	1,693,908
3.50%, 10/20/2047	1,830,952	1,626,366
3.50%, 12/20/2047	999,438	885,959
3.50%, 1/20/2048	4,339,274	3,846,579
3.50% 2/20/2048	823,461	730,602
3.50%, 4/20/2048	117,705	104,340
3.50%, 5/20/2048	988,784	876,515
3.50%, 6/20/2048	52,693	46,710
3.50%, 8/20/2048	37,926	33,616
3.50%, 10/20/2048	516,422	457,731
3.50%, 11/20/2048	623,306	552,467
3.50%, 2/20/2049	54,308	48,136
3.50%, 3/20/2049	125,232	110,999
3.50%, 6/20/2049	2,029,507	1,800,261
3.50%, 7/20/2049	659,322	584,759
3.50%, 8/20/2049	990,068	877,967
3.50%, 9/20/2049	1,941,094	1,720,789
3.50%, 10/20/2049	6,413,000	5,685,156
3.50%, 12/20/2049	1,827,743	1,619,810
3.50%, 1/20/2050	7,316,664	6,484,286
3.50%, 2/20/2050	6,251,848	5,540,609
3.50%, 3/20/2050	1,988,303	1,762,105
3.50%, 5/20/2050	1,470,307	1,302,840
3.50%, 6/20/2050	6,121,633	5,399,168
3.50%, 7/20/2050	1,673,610	1,482,536
3.50%, 11/20/2050	855,157	757,756
3.50%, 12/20/2050	3,619,174	3,190,930
3.50%, 1/20/2051	1,353,945	1,193,738
3.50%, 2/20/2051	1,283,096	1,136,779
3.50%, 5/20/2051	248,057	218,438
3.50%, 6/20/2051	3,020,086	2,659,473
3.50%, 7/20/2051	537,197	473,136
3.50%, 8/20/2051	7,511,146	6,582,387
3.50%, 9/20/2051	2,389,589	2,094,114
Security Description	Principal Amount	Value
3.50%, 4/20/2052	$1,638,260	$1,434,199
3.50%, 6/20/2052	3,250,160	2,845,323
3.50%, 7/20/2052	4,400,386	3,852,278
3.50%, 10/20/2052	4,904,969	4,294,011
3.50%, 12/20/2052	6,342,668	5,552,632
3.50%, 3/20/2053	293,779	258,701
4.00%, 2/15/2040	4,415	4,074
4.00%, 4/15/2040	40,443	37,316
4.00%, 12/20/2040	3,025,698	2,798,236
4.00%, 11/20/2041	39,856	36,862
4.00%, 2/20/2042	42,823	39,607
4.00%, 5/20/2042	39,473	36,490
4.00%, 8/20/2042	18,426	17,033
4.00%, 8/20/2043	43,056	39,719
4.00%, 11/20/2043	255,369	235,574
4.00%, 3/20/2044	43,534	40,017
4.00%, 5/20/2044	299,007	274,857
4.00%, 7/15/2044	53,237	48,690
4.00%, 7/20/2044	45,599	41,916
4.00%, 8/20/2044	110,426	101,507
4.00%, 12/20/2044	117,466	107,979
4.00%, 1/20/2045	41,893	38,510
4.00%, 2/20/2045	126,811	116,569
4.00%, 5/15/2045	13,914	12,715
4.00%, 6/15/2045	21,270	19,382
4.00%, 7/20/2045	145,519	133,673
4.00%, 8/20/2045	26,486	24,330
4.00%, 10/20/2045	51,930	47,703
4.00%, 11/20/2045	140,495	129,059
4.00%, 1/20/2046	33,493	30,767
4.00%, 4/20/2046	111,111	102,066
4.00%, 5/20/2046	242,708	222,950
4.00%, 1/20/2047	188,741	172,650
4.00%, 3/20/2047	116,096	106,199
4.00%, 4/20/2047	28,663	26,194
4.00%, 5/20/2047	71,107	64,983
4.00%, 6/20/2047	75,450	68,952
4.00%, 7/20/2047	1,550,632	1,417,082
4.00%, 8/20/2047	83,139	75,979
4.00%, 9/20/2047	402,449	367,788
4.00%, 11/20/2047	1,202,408	1,098,850
4.00%, 2/20/2048	2,349,109	2,146,789
4.00%, 3/20/2048	1,233,485	1,127,250
4.00%, 4/20/2048	3,022,746	2,758,611
4.00%, 5/20/2048	1,709,390	1,560,019
4.00%, 6/20/2048	2,790,047	2,546,245
4.00%, 8/20/2048	1,272,097	1,160,938
4.00%, 9/20/2048	139,600	127,401
4.00%, 10/20/2048	261,814	238,936
4.00%, 11/20/2048	186,747	170,429
4.00%, 2/20/2049	309,222	282,202
4.00%, 3/20/2049	809,700	739,768
4.00%, 4/20/2049	264,404	241,139
4.00%, 5/20/2049	1,916,913	1,748,239
4.00%, 6/20/2049	2,497,855	2,278,062

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/20/2049	$7,095,410	$6,471,066
4.00%, 10/20/2049	667,441	608,712
4.00%, 11/20/2049	100,763	91,897
4.00%, 12/20/2049	529,101	482,544
4.00%, 1/20/2050	681,412	621,452
4.00%, 2/20/2050	344,353	314,053
4.00%, 3/20/2050	4,850,633	4,423,813
4.00%, 6/20/2050	4,033,052	3,678,173
4.00%, 7/20/2050	841,119	767,619
4.00%, 8/20/2050	551,194	502,693
4.00%, 11/20/2051	1,623,075	1,476,546
4.00%, 5/20/2052	536,842	483,349
4.00%, 6/20/2052	1,471,941	1,326,122
4.00%, 7/20/2052	490,162	441,320
4.00%, 9/20/2052	17,137,877	15,430,204
4.00%, 10/20/2052	12,323,892	11,095,901
4.00%, 11/20/2052	5,618,109	5,058,302
4.50%, 6/15/2039	7,570	7,166
4.50%, 4/15/2040	39,919	37,787
4.50%, 6/15/2040	23,312	22,067
4.50%, 9/20/2040	37,923	35,990
4.50%, 3/15/2041	21,870	20,702
4.50% 4/20/2041	1,422,478	1,350,459
4.50%, 6/15/2041	8,831	8,359
4.50%, 7/15/2041	20,214	19,134
4.50%, 7/20/2041	73,377	69,662
4.50%, 12/20/2041	62,304	59,128
4.50%, 10/20/2043	15,669	14,802
4.50%, 12/20/2043	43,861	41,433
4.50%, 1/20/2044	36,113	34,114
4.50%, 4/20/2044	49,742	46,989
4.50%, 5/20/2045	25,121	23,724
4.50%, 6/20/2045	516,210	487,638
4.50%, 10/20/2045	35,308	33,345
4.50%, 11/20/2045	96,875	91,489
4.50%, 1/20/2046	1,872,779	1,768,657
4.50%, 2/20/2046	317,176	299,542
4.50%, 6/20/2046	74,154	70,049
4.50%, 7/20/2046	38,362	36,229
4.50%, 12/20/2046	171,600	162,102
4.50%, 3/20/2047	408,744	385,595
4.50%, 6/20/2047	399,373	375,739
4.50%, 8/20/2047	55,425	52,145
4.50%, 12/20/2047	30,532	28,634
4.50%, 1/20/2048	58,941	55,277
4.50%, 3/20/2048	593,423	556,539
4.50%, 4/20/2048	664,237	622,951
4.50%, 6/20/2048	363,312	340,360
4.50%, 7/20/2048	373,106	349,535
4.50%, 8/20/2048	780,800	731,473
4.50%, 9/20/2048	1,131,719	1,060,223
4.50%, 11/20/2048	60,663	56,831
4.50%, 12/20/2048	1,305,762	1,223,271
4.50%, 1/20/2049	3,015,106	2,824,629
4.50%, 2/20/2049	331,462	310,522
Security Description	Principal Amount	Value
4.50%, 4/20/2049	$162,711	$152,431
4.50%, 5/20/2049	136,578	127,950
4.50%, 6/20/2049	3,061,418	2,868,016
4.50%, 7/20/2049	755,090	707,388
4.50%, 9/20/2049	294,216	275,629
4.50%, 2/20/2050	1,835,507	1,719,550
4.50%, 4/20/2050	2,831,855	2,651,994
4.50%, 5/20/2050	509,136	476,972
4.50%, 10/20/2050	2,532,368	2,372,387
4.50%, 12/20/2050	491,994	460,912
4.50%, 12/20/2051	693,705	649,880
4.50%, 10/20/2052	2,018,224	1,865,413
4.50%, 12/20/2052	13,704,717	12,667,054
4.50%, 1/20/2053	15,032,218	13,894,043
4.50%, 3/20/2053	4,967,311	4,591,208
4.50%, 6/20/2053	6,503,860	6,003,411
5.00%, 12/15/2038	13,504	13,250
5.00%, 5/15/2039	20,344	19,979
5.00%, 5/20/2041	434,615	425,354
5.00%, 11/20/2042	56,179	54,990
5.00%, 3/20/2043	13,274	12,992
5.00%, 4/20/2043	32,137	31,457
5.00%, 5/20/2043	11,142	10,906
5.00%, 8/20/2043	48,378	47,347
5.00%, 5/20/2044	28,709	28,097
5.00%, 6/20/2044	16,921	16,561
5.00%, 7/20/2044	41,925	41,032
5.00%, 12/20/2045	215,683	211,086
5.00%, 4/20/2048	21,505	20,731
5.00%, 5/20/2048	128,466	123,820
5.00%, 7/20/2048	43,976	42,386
5.00%, 10/20/2048	64,250	61,910
5.00%, 12/20/2048	156,428	150,731
5.00%, 1/20/2049	524,252	505,161
5.00%, 2/20/2049	424,296	408,845
5.00%, 4/20/2049	190,887	183,935
5.00%, 6/20/2049	1,220,671	1,176,219
5.00%, 7/20/2049	172,001	165,782
5.00%, 5/20/2050	478,407	461,191
5.00%, 11/20/2052	10,877,210	10,309,625
5.00%, 12/20/2052	10,580,144	10,028,060
5.00%, 5/20/2053	11,933,253	11,302,844
5.00%, 7/20/2053	13,227,815	12,529,016
5.50%, 9/15/2035	25,544	25,740
5.50%, 7/15/2038	7,622	7,697
5.50%, 3/15/2039	43,843	44,428
5.50%, 2/20/2049	45,383	44,840
5.50%, 12/20/2052	10,775,542	10,454,596
5.50%, 5/20/2053	15,322,591	14,864,051
5.50%, 7/20/2053	4,380,387	4,249,300
5.50%, 8/20/2053	2,819,114	2,734,750
6.00%, 8/15/2040	13,697	14,131
6.00%, 9/15/2040	24,862	25,712
6.00%, 1/20/2046	61,765	63,608
6.00%, 12/20/2052	5,182,325	5,137,675

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/20/2053	$2,074,968	$2,057,091
6.00%, 4/20/2053	983,715	975,139
6.50%, 1/20/2053	3,317,835	3,338,209
6.50%, 2/20/2053	486,279	489,266
6.50%, 7/20/2053	2,499,584	2,515,871
7.00%, 9/20/2053	1,950,000	1,986,859
COR, 2.50%, 4/20/2050	683,786	563,297
COR, 3.00%, 9/20/2051	1,030,466	876,171
COR, 6.00%, 8/20/2053	5,003,901	4,960,276
Government National Mortgage Association, TBA:
TBA, 2.50%, 10/20/2053	3,200,000	2,613,760
TBA, 3.00%, 10/20/2053	2,700,000	2,287,556
TBA, 3.50%, 10/20/2053	9,425,000	8,251,701
TBA, 4.00%, 10/20/2053	4,000,000	3,601,852
TBA, 4.50%, 10/20/2053	5,075,000	4,686,291
TBA, 5.00%, 10/20/2053	15,375,000	14,565,583
TBA, 5.50%, 10/20/2053	14,575,000	14,139,120
TBA, 6.00%, 10/20/2053	14,175,000	14,043,371
TBA, 6.50%, 10/20/2053	6,500,000	6,537,245
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 10/1/2038	2,925,000	2,506,523
TBA, 2.00%, 10/1/2053	2,450,000	1,861,777
TBA, 2.50%, 10/1/2052	5,650,000	4,482,235
TBA, 3.00%, 10/1/2053	3,550,000	2,935,467
TBA, 3.50%, 10/1/2037	5,000,000	4,619,690
TBA, 3.50%, 10/1/2053	12,775,000	10,978,797
TBA, 4.00%, 10/1/2038	2,675,000	2,523,167
TBA, 4.00%, 10/1/2053	7,100,000	6,320,541
TBA, 4.50%, 10/1/2038	2,900,000	2,779,192
TBA, 4.50%, 10/1/2052	8,925,000	8,191,017
Security Description	Principal Amount	Value
TBA, 5.00%, 10/1/2038	$3,100,000	$3,018,888
TBA, 5.00%, 10/1/2053	14,275,000	13,462,253
TBA, 5.50%, 10/1/2038	1,975,000	1,952,835
TBA, 5.50%, 10/1/2053	21,500,000	20,771,773
TBA, 6.00%, 10/1/2053	21,475,000	21,191,530
TBA, 6.50%, 10/1/2053	20,150,000	20,241,279
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,111,086,729)		4,312,724,817
	Shares
SHORT-TERM INVESTMENT — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (a) (b) (Cost $214,255,445)	214,212,604	214,255,447
TOTAL INVESTMENTS — 104.3% (Cost $5,325,342,174)		4,526,980,264
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(187,312,618)
NET ASSETS — 100.0%		$4,339,667,646
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2023.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$4,312,724,817	$—	$4,312,724,817
Short-Term Investment	214,255,447	—	—	214,255,447
TOTAL INVESTMENTS	$214,255,447	$4,312,724,817	$—	$4,526,980,264

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	267,420,369	$267,473,853	$275,548,979	$328,773,726	$6,341	$—	214,212,604	$214,255,447	$3,405,256
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	$7,836,000	$7,441,693
3.65%, 11/1/2024	1,608,000	1,568,089
		9,009,782
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	26,696,000	24,524,814
2.25%, 6/15/2026 (a)	2,517,000	2,288,658
2.75%, 2/1/2026 (a)	13,446,000	12,549,824
2.85%, 10/30/2024	1,259,000	1,216,194
3.10%, 5/1/2026	3,819,000	3,565,228
4.88%, 5/1/2025	18,260,000	17,945,198
General Dynamics Corp.:
1.15%, 6/1/2026	3,744,000	3,355,410
3.25%, 4/1/2025	6,923,000	6,687,064
3.50%, 5/15/2025 (a)	3,860,000	3,737,947
Hexcel Corp. 4.95%, 8/15/2025	1,897,000	1,842,556
L3Harris Technologies, Inc. 3.83%, 4/27/2025	2,686,000	2,605,608
Lockheed Martin Corp.:
3.55%, 1/15/2026	7,941,000	7,639,877
4.95%, 10/15/2025	3,808,000	3,778,412
Northrop Grumman Corp. 2.93%, 1/15/2025	5,521,000	5,323,624
RTX Corp.:
3.95%, 8/16/2025	6,843,000	6,617,729
5.00%, 2/27/2026 (a)	1,243,000	1,226,791
		104,904,934
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.35%, 5/6/2025	4,615,000	4,363,575
2.63%, 9/16/2026	3,100,000	2,857,766
4.40%, 2/14/2026	3,155,000	3,062,906
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	7,126,000	6,622,477
BAT Capital Corp. 3.22%, 9/6/2026	4,950,000	4,590,135
BAT International Finance PLC 1.67%, 3/25/2026	9,058,000	8,156,638
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	3,890,000	3,595,177
3.25%, 8/15/2026	6,268,000	5,859,389
Philip Morris International, Inc.:
0.88%, 5/1/2026	2,455,000	2,185,269
1.50%, 5/1/2025	4,094,000	3,831,738
2.75%, 2/25/2026	3,393,000	3,180,564
3.25%, 11/10/2024	3,703,000	3,599,316
Security Description	Principal Amount	Value
3.38%, 8/11/2025	$3,711,000	$3,560,853
4.88%, 2/13/2026 (a)	14,373,000	14,129,090
5.00%, 11/17/2025	3,731,000	3,685,743
5.13%, 11/15/2024 (a)	3,578,000	3,552,060
Reynolds American, Inc. 4.45%, 6/12/2025	22,589,000	21,946,117
		98,778,813
AIRLINES — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 4/29/2026	273,560	266,012
Southwest Airlines Co. 5.25%, 5/4/2025	4,829,000	4,771,728
United Airlines Pass-Through Trust:
Series 2014-1, Class A, 4.00%, 10/11/2027	25,843	24,456
Series 2013-1, Class A, 4.30%, 2/15/2027	166,529	159,623
Series 2020-1, Class B, 4.88%, 7/15/2027	232,740	223,898
		5,445,717
APPAREL — 0.4%
NIKE, Inc. 2.40%, 3/27/2025 (a)	3,584,000	3,427,845
PVH Corp. 4.63%, 7/10/2025	10,074,000	9,723,828
Ralph Lauren Corp. 3.75%, 9/15/2025	7,290,000	7,020,634
Tapestry, Inc. 4.25%, 4/1/2025	1,763,000	1,709,705
VF Corp. 2.40%, 4/23/2025	9,694,000	9,133,202
		31,015,214
AUTO MANUFACTURERS — 3.3%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	5,926,000	5,427,386
Series MTN, 1.20%, 7/8/2025	3,561,000	3,297,985
Series MTN, 1.30%, 9/9/2026 (a)	3,760,000	3,337,038
Series MTN, 1.50%, 1/13/2025 (a)	4,063,000	3,852,780
Series GMTN, 2.30%, 9/9/2026	3,100,000	2,835,105
Series A, 4.60%, 4/17/2025	11,025,000	10,845,403
4.75%, 1/12/2026 (a)	3,806,000	3,745,370
5.00%, 5/23/2025	3,679,000	3,637,611
Series GMTN, 5.25%, 7/7/2026	4,874,000	4,843,684

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cummins, Inc. 0.75%, 9/1/2025	$1,381,000	$1,262,317
General Motors Co.:
4.00%, 4/1/2025 (a)	1,731,000	1,674,535
6.13%, 10/1/2025	12,767,000	12,741,338
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	484,500	460,469
1.25%, 1/8/2026	4,576,000	4,089,892
1.50%, 6/10/2026	7,261,000	6,418,288
2.75%, 6/20/2025	10,119,000	9,531,491
2.90%, 2/26/2025	7,509,000	7,163,511
3.50%, 11/7/2024	500	485
3.80%, 4/7/2025	9,198,000	8,864,848
4.00%, 1/15/2025	7,317,000	7,103,709
4.30%, 7/13/2025	6,308,000	6,086,715
4.35%, 4/9/2025 (a)	3,838,000	3,730,843
5.25%, 3/1/2026	8,011,000	7,825,145
5.40%, 4/6/2026	7,446,000	7,288,815
6.05%, 10/10/2025	8,677,000	8,633,181
Honda Motor Co. Ltd. 2.27%, 3/10/2025	2,963,000	2,825,517
PACCAR Financial Corp.:
Series MTN, 0.90%, 11/8/2024	1,138,000	1,079,393
Series MTN, 1.10%, 5/11/2026 (a)	10,000	8,992
Series MTN, 1.80%, 2/6/2025 (a)	2,110,000	2,006,399
Series MTN, 2.85%, 4/7/2025	3,423,000	3,288,305
Series MTN, 3.55%, 8/11/2025	3,283,000	3,174,956
Series MTN, 4.45%, 3/30/2026 (a)	3,722,000	3,661,778
Series MTN, 4.95%, 10/3/2025	3,181,000	3,154,439
Series MTN, 5.05%, 8/10/2026	1,711,000	1,702,342
Toyota Motor Corp.:
1.34%, 3/25/2026	3,646,000	3,307,979
5.28%, 7/13/2026 (a)	4,500,000	4,488,525
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	4,771,300	4,344,221
Series MTN, 0.80%, 1/9/2026 (a)	4,997,000	4,507,694
Series MTN, 1.13%, 6/18/2026	6,121,000	5,465,012
Series MTN, 1.45%, 1/13/2025	4,396,000	4,172,683
Series MTN, 1.80%, 2/13/2025	4,770,700	4,533,787
Series MTN, 2.00%, 10/7/2024 (a)	894,000	861,619
Series MTN, 3.00%, 4/1/2025	5,978,800	5,758,661
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025 (a)	$3,577,000	$3,462,643
Series MTN, 3.65%, 8/18/2025	4,265,000	4,122,549
3.95%, 6/30/2025	9,734,000	9,475,952
4.45%, 5/18/2026	9,527,000	9,315,120
4.80%, 1/10/2025	3,874,000	3,838,747
Series MTN, 5.00%, 8/14/2026	4,555,000	4,508,448
5.40%, 11/10/2025	3,876,000	3,870,419
COR, 5.60%, 9/11/2025 (a)	4,684,000	4,692,619
		236,326,743
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	525,000	499,391
Magna International, Inc. 4.15%, 10/1/2025	8,963,000	8,688,732
		9,188,123
BANKS — 34.9%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	3,623,000	3,484,022
5.09%, 12/8/2025	6,117,000	6,054,912
5.38%, 7/3/2025	2,966,000	2,953,780
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	3,935,000	3,580,614
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (a) (b)	6,570,000	6,502,198
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	5,850,000	5,124,951
1.85%, 3/25/2026	8,082,000	7,264,021
2.75%, 5/28/2025	16,178,000	15,240,323
3.50%, 3/24/2025	4,703,000	4,519,724
5.15%, 8/18/2025	16,537,000	16,174,178
5.18%, 11/19/2025	3,514,000	3,419,930
Bank of America Corp.:
Series MTN, SOFR + 0.73%, 0.81%, 10/24/2024 (b)	4,805,000	4,788,086
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	18,686,000	16,880,372
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	22,894,000	20,986,701
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	7,941,000	7,495,986
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	5,781,000	5,185,730
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	31,092,000	27,552,176

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (b)	$5,514,000	$5,185,917
Series MTN, 3 mo. USD Term SOFR + 1.13%, 2.46%, 10/22/2025 (b)	11,846,000	11,366,355
Series MTN, 3 mo. USD Term SOFR + 1.35%, 3.09%, 10/1/2025 (b)	6,475,000	6,262,037
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (b)	8,722,000	8,378,877
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	14,339,000	13,717,978
Series MTN, 3 mo. USD Term SOFR + 1.23%, 3.46%, 3/15/2025 (b)	9,302,000	9,176,609
Series GMTN, 3.50%, 4/19/2026	9,492,000	8,963,675
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	11,076,000	10,391,171
Series MTN, 3.88%, 8/1/2025	7,005,000	6,778,178
Series L, 3.95%, 4/21/2025	12,718,000	12,278,084
Series MTN, 4.00%, 1/22/2025	10,742,000	10,451,429
Series MTN, 4.45%, 3/3/2026	21,918,000	21,110,760
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	8,177,000	7,974,374
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	14,064,000	13,745,732
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	13,832,000	13,736,836
6.22%, 9/15/2026	1,000,000	1,007,410
Bank of America NA:
5.53%, 8/18/2026	7,547,000	7,508,812
5.65%, 8/18/2025	8,886,000	8,866,007
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	3,106,000	2,769,123
Series MTN, 1.25%, 9/15/2026	6,500,000	5,716,035
Series MTN, 1.50%, 1/10/2025 (a)	7,230,000	6,837,122
Series MTN, 1.85%, 5/1/2025	6,219,000	5,833,360
Series MTN, 3.70%, 6/7/2025	6,505,000	6,268,608
5.20%, 12/12/2024	3,253,000	3,223,983
5.30%, 6/5/2026	9,232,000	9,110,876
COR, 5.92%, 9/25/2025	7,249,000	7,232,762
Security Description	Principal Amount	Value
Bank of New York Mellon:
SOFR + 1.07%, 5.15%, 5/22/2026 (a) (b)	$4,559,000	$4,512,407
Series MTN, SOFR + 0.80%, 5.22%, 11/21/2025 (b)	7,624,000	7,557,747
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	3,780,000	3,393,004
Series J, 0.85%, 10/25/2024	3,703,000	3,512,333
Series MTN, 1.60%, 4/24/2025	5,405,000	5,062,972
Series MTN, 2.10%, 10/24/2024	6,843,400	6,573,086
Series MTN, 2.45%, 8/17/2026	4,794,000	4,409,521
Series MTN, 2.80%, 5/4/2026	1,826,000	1,704,534
Series G, 3.00%, 2/24/2025	3,822,000	3,677,299
Series MTN, 3.95%, 11/18/2025	1,542,000	1,484,792
SOFR + 1.35%, 4.41%, 7/24/2026 (b)	7,600,000	7,383,096
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	4,240,000	4,138,876
Bank of Nova Scotia:
1.05%, 3/2/2026	3,671,000	3,277,762
1.30%, 6/11/2025 (a)	6,278,000	5,805,455
1.30%, 9/15/2026	4,400,000	3,875,036
1.35%, 6/24/2026 (a)	4,487,000	3,984,591
1.45%, 1/10/2025	4,703,000	4,445,087
2.20%, 2/3/2025 (a)	3,965,000	3,771,548
2.70%, 8/3/2026	5,570,000	5,131,195
Series MTN, 3.45%, 4/11/2025	7,437,000	7,158,261
4.50%, 12/16/2025 (a)	11,725,000	11,319,550
4.75%, 2/2/2026	4,614,000	4,503,818
5.25%, 12/6/2024 (a)	3,128,000	3,100,192
5.45%, 6/12/2025	10,240,000	10,139,546
BankUnited, Inc. 4.88%, 11/17/2025	6,504,000	6,109,077
Barclays PLC:
1 yr. CMT + 0.80%, 1.01%, 12/10/2024 (b)	3,567,000	3,528,369
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	9,466,000	8,933,064
3.65%, 3/16/2025	7,701,000	7,412,675
4.38%, 1/12/2026	10,567,000	10,124,243
5.20%, 5/12/2026	14,966,000	14,432,312
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b)	825,000	807,782
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	10,355,000	10,168,196

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.88%, 6.50%, 9/13/2027 (a) (b)	$7,266,000	$7,247,544
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (a) (b)	9,574,000	9,718,376
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	3,682,000	3,604,310
Cadence Bank 3 mo. USD LIBOR + 2.47%, 4.13%, 11/20/2029 (b)	5,000	4,614
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	3,401,000	3,080,694
1.00%, 10/18/2024	3,438,200	3,265,706
1.25%, 6/22/2026	5,415,000	4,794,224
2.25%, 1/28/2025	4,024,000	3,832,659
3.30%, 4/7/2025 (a)	4,917,000	4,726,270
3.95%, 8/4/2025	6,094,000	5,884,001
5.14%, 4/28/2025	3,751,000	3,702,087
5.62%, 7/17/2026	3,681,000	3,661,932
COR, 5.93%, 10/2/2026	9,932,000	9,932,993
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	4,436,000	4,184,967
Citibank NA 5.86%, 9/29/2025	10,637,000	10,646,467
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	8,484,000	7,553,814
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	3,836,000	3,622,220
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	15,636,000	13,816,751
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	14,158,000	13,366,426
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	20,368,000	19,444,719
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	15,847,000	15,162,568
3.30%, 4/27/2025	2,761,000	2,651,802
3.40%, 5/1/2026	11,331,000	10,645,361
3.70%, 1/12/2026	8,098,000	7,700,631
3.88%, 3/26/2025	3,685,000	3,560,005
4.40%, 6/10/2025	19,711,000	19,117,699
4.60%, 3/9/2026	5,063,000	4,887,618
5.50%, 9/13/2025	5,053,000	4,990,343
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	11,807,000	11,684,443
Citizens Bank NA:
Series BKNT, 2.25%, 4/28/2025	5,304,000	4,905,617
Series BKNT, 3.75%, 2/18/2026	4,935,000	4,569,415
SOFR + 1.45%, 6.06%, 10/24/2025 (b)	3,832,000	3,698,110
Security Description	Principal Amount	Value
Citizens Financial Group, Inc. 4.30%, 12/3/2025	$4,518,000	$4,246,920
Comerica Bank Series BKNT, 4.00%, 7/27/2025 (a)	1,220,000	1,138,894
Commonwealth Bank of Australia:
5.08%, 1/10/2025	3,659,000	3,636,095
5.32%, 3/13/2026 (a)	3,565,000	3,549,243
5.50%, 9/12/2025 (a)	5,533,000	5,522,045
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	3,844,000	3,635,040
Series MTN, 3.38%, 5/21/2025	3,822,000	3,676,573
Series BKNT, 3.75%, 7/21/2026	8,822,000	8,215,664
4.38%, 8/4/2025	14,481,000	13,967,793
5.50%, 10/5/2026	7,949,000	7,924,199
Series MTN, 5.50%, 7/18/2025	3,888,000	3,869,843
Credit Suisse AG:
1.25%, 8/7/2026	2,372,000	2,072,748
2.95%, 4/9/2025	5,714,000	5,428,186
7.95%, 1/9/2025	6,884,000	7,002,542
Deutsche Bank AG:
1.69%, 3/19/2026 (a)	4,436,000	4,015,822
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	13,105,000	11,847,182
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	11,242,000	10,849,654
4.10%, 1/13/2026 (a)	1,292,000	1,225,255
4.16%, 5/13/2025	5,199,000	5,041,834
4.50%, 4/1/2025 (a)	290,000	278,765
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	6,789,000	6,717,037
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	6,315,000	6,352,069
Discover Bank:
Series BKNT, 3.45%, 7/27/2026	6,179,000	5,605,836
Series BKNT, 4.25%, 3/13/2026	1,714,000	1,620,741
Fifth Third Bancorp 2.38%, 1/28/2025	3,684,000	3,496,632
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	5,381,000	4,973,497
Series BKNT, 3.95%, 7/28/2025	3,578,000	3,434,952
SOFR + 1.23%, 5.85%, 10/27/2025 (b)	10,259,000	10,091,881
First Horizon Corp. 4.00%, 5/26/2025 (a)	1,173,000	1,104,673
FNB Corp. 5.15%, 8/25/2025 (a)	4,308,000	4,161,743

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (a) (b)	$7,078,000	$6,558,192
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	13,955,000	13,848,105
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (a) (b)	17,511,000	15,657,811
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	5,906,000	5,257,344
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	10,100,000	8,841,843
3.50%, 1/23/2025	14,507,000	14,035,377
3.50%, 4/1/2025	19,260,000	18,535,246
3.75%, 5/22/2025	11,550,000	11,133,738
3.75%, 2/25/2026	8,930,000	8,489,215
4.00%, 3/3/2024 (a)	4,116,000	4,080,726
4.25%, 10/21/2025	2,532,000	2,438,468
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	200,000	192,244
5.70%, 11/1/2024	8,159,000	8,127,425
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	4,078,000	4,048,108
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	9,004,000	7,937,206
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	12,220,000	11,353,113
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	14,878,000	13,846,955
3 mo. USD Term SOFR + 1.40%, 2.63%, 11/7/2025 (b)	19,372,000	18,553,920
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	7,214,000	6,872,345
3.90%, 5/25/2026	9,838,000	9,304,780
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	12,332,000	11,994,720
4.25%, 8/18/2025 (a)	12,529,000	12,051,144
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	19,146,000	18,380,351
4.30%, 3/8/2026	13,345,000	12,809,999
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	14,066,000	13,899,599
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	6,796,000	6,933,279
Huntington Bancshares, Inc. 4.00%, 5/15/2025 (a)	3,002,000	2,872,464
Huntington National Bank SOFR + 1.22%, 5.70%, 11/18/2025 (b)	6,790,000	6,635,256
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	6,578,000	5,885,073
3.55%, 4/9/2024	600	592
Security Description	Principal Amount	Value
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	$7,331,000	$7,072,069
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (b)	3,702,000	3,686,192
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,653,000	2,359,870
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	12,098,000	10,872,957
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	8,500,000	7,439,540
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	14,985,000	14,162,174
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	15,456,000	13,786,443
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (b)	16,451,000	15,492,894
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	23,750,000	22,293,887
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	12,746,000	12,217,551
SOFR + 0.92%, 2.60%, 2/24/2026 (a) (b)	5,236,000	4,983,258
3.13%, 1/23/2025	10,605,000	10,240,082
3.20%, 6/15/2026 (a)	4,294,000	4,035,974
3 mo. USD Term SOFR + 1.42%, 3.22%, 3/1/2025 (b)	8,047,000	7,941,987
3.30%, 4/1/2026	11,215,000	10,576,754
3.90%, 7/15/2025	10,718,000	10,380,705
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	8,054,000	7,694,147
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (b)	13,871,000	13,459,309
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	18,669,000	18,542,424
7.75%, 7/15/2025	3,353,000	3,459,961
KeyBank NA:
Series BKNT, 3.30%, 6/1/2025	1,310,000	1,227,116
Series BKNT, 3.40%, 5/20/2026	5,202,000	4,658,391
4.15%, 8/8/2025 (a)	11,157,000	10,517,369
4.70%, 1/26/2026 (a)	3,753,000	3,553,228
KeyCorp Series MTN, 4.15%, 10/29/2025	2,718,000	2,563,835
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	2,439,000	2,161,613
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (b)	8,849,000	8,378,764
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (b)	9,304,000	8,919,280

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/12/2024	$400	$396
4.45%, 5/8/2025	9,177,000	8,912,886
4.58%, 12/10/2025	12,741,000	12,181,160
4.65%, 3/24/2026	7,268,000	6,957,366
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b)	7,449,000	7,245,419
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	5,140,000	5,093,329
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	3,702,000	3,511,865
4.65%, 1/27/2026 (a)	10,922,000	10,410,086
5.40%, 11/21/2025	4,256,000	4,124,660
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.45%, 0.96%, 10/11/2025 (b)	12,390,000	11,711,400
1.41%, 7/17/2025	6,821,000	6,287,393
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	10,285,000	9,107,882
2.19%, 2/25/2025	11,817,000	11,203,461
2.76%, 9/13/2026	3,950,000	3,618,951
3.78%, 3/2/2025 (a)	3,086,000	2,989,254
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (a) (b)	235,000	226,853
3.85%, 3/1/2026	10,212,000	9,755,013
1 yr. CMT + 1.50%, 5.54%, 4/17/2026 (a) (b)	3,229,000	3,199,842
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (b)	10,511,000	10,454,030
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	5,227,000	4,609,691
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	5,470,000	4,836,465
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (a) (b)	4,839,000	4,522,771
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	1,857,000	1,749,498
2.84%, 9/13/2026 (a)	653,000	598,716
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	3,278,000	3,087,220
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	10,481,000	9,348,214
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (a) (b)	14,468,000	13,657,358
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	17,545,000	15,449,425
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	14,115,000	12,565,879
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	13,833,000	12,991,400
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (b)	$13,630,000	$12,963,902
Series MTN, 3.13%, 7/27/2026	17,628,000	16,372,710
Series GMTN, 3.70%, 10/23/2024 (a)	13,363,300	13,054,741
Series GMTN, 3.88%, 1/27/2026	13,194,000	12,606,075
Series GMTN, 4.00%, 7/23/2025	13,378,000	12,933,048
Series GMTN, 4.35%, 9/8/2026	11,250,000	10,726,875
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	9,576,000	9,332,195
5.00%, 11/24/2025	7,560,000	7,406,532
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (b)	5,546,000	5,439,350
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	3,678,000	3,679,913
Series MTN, 6.25%, 8/9/2026 (a)	3,727,000	3,761,512
Morgan Stanley Bank NA:
4.75%, 4/21/2026	21,026,000	20,530,838
5.48%, 7/16/2025 (a)	6,944,000	6,910,391
National Australia Bank Ltd.:
Series BKNT, 2.50%, 7/12/2026	5,864,000	5,411,768
3.38%, 1/14/2026	1,774,000	1,692,467
4.97%, 1/12/2026 (a)	6,414,000	6,333,825
5.13%, 11/22/2024	6,879,000	6,837,795
National Bank of Canada 5.25%, 1/17/2025	3,404,000	3,377,483
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	11,423,000	10,081,711
5 yr. CMT + 2.10%, 3.75%, 11/1/2029 (b)	168,000	159,901
4.80%, 4/5/2026	14,280,000	13,796,479
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (b)	3,138,000	3,095,794
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (b)	7,826,000	7,982,598
Northern Trust Corp. 3.95%, 10/30/2025	9,575,000	9,214,310
PNC Bank NA:
Series BKNT, 2.95%, 2/23/2025	3,458,000	3,312,868
Series BKNT, 3.25%, 6/1/2025	3,307,000	3,159,772
Series BKNT, 3.30%, 10/30/2024	3,677,000	3,570,183
Series BKNT, 3.88%, 4/10/2025	7,922,000	7,638,709
Series BKNT, 4.20%, 11/1/2025	7,239,000	6,938,943

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	$1,100,000	$969,430
2.20%, 11/1/2024	3,216,000	3,085,559
2.60%, 7/23/2026	3,257,000	3,002,042
SOFR + 1.09%, 4.76%, 1/26/2027 (a) (b)	3,468,000	3,368,468
SOFR + 1.09%, 5.67%, 10/28/2025 (a) (b)	3,702,000	3,673,198
SOFR + 1.32%, 5.81%, 6/12/2026 (b)	5,029,000	4,988,014
Regions Financial Corp. 2.25%, 5/18/2025	3,475,000	3,241,167
Royal Bank of Canada:
Series GMTN, 0.75%, 10/7/2024	4,341,000	4,119,826
Series GMTN, 0.88%, 1/20/2026 (a)	4,153,000	3,723,206
Series GMTN, 1.15%, 7/14/2026	5,442,000	4,806,320
Series MTN, 1.15%, 6/10/2025 (a)	5,188,000	4,796,254
1.20%, 4/27/2026	9,357,000	8,348,409
Series GMTN, 1.60%, 1/21/2025 (a)	3,557,000	3,366,807
Series GMTN, 2.25%, 11/1/2024	373,000	358,598
3.38%, 4/14/2025	4,981,000	4,803,029
Series GMTN, 4.65%, 1/27/2026	14,249,000	13,850,740
Series GMTN, 4.88%, 1/12/2026	8,877,000	8,706,562
Series GMTN, 4.95%, 4/25/2025 (a)	7,585,000	7,471,149
Series GMTN, 5.20%, 7/20/2026	7,624,000	7,526,718
Series MTN, 5.66%, 10/25/2024	3,845,000	3,831,043
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	10,807,000	10,260,274
4.50%, 7/17/2025	3,387,000	3,279,395
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	2,305,000	2,264,432
Santander U.K. Group Holdings PLC:
SOFR + 0.79%, 1.09%, 3/15/2025 (a) (b)	12,293,000	11,951,869
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (b)	6,844,000	6,211,204
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	7,091,000	6,206,610
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	269,000	258,208
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	$5,156,000	$4,617,198
1.40%, 9/17/2026	9,521,000	8,375,719
1.47%, 7/8/2025	13,323,000	12,321,910
2.35%, 1/15/2025	7,346,000	7,010,214
2.63%, 7/14/2026	5,020,000	4,608,410
3.78%, 3/9/2026	7,075,000	6,734,976
5.46%, 1/13/2026 (a)	8,925,000	8,834,590
5.88%, 7/13/2026	6,918,000	6,910,321
Synchrony Bank 5.40%, 8/22/2025	8,421,000	8,100,834
Synovus Financial Corp. 5.20%, 8/11/2025 (a)	6,405,000	6,172,050
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (a)	7,718,000	7,023,689
Series MTN, 0.75%, 1/6/2026	6,138,000	5,480,006
Series MTN, 1.15%, 6/12/2025 (a)	3,642,000	3,371,072
Series MTN, 1.20%, 6/3/2026 (a)	9,897,000	8,779,134
1.25%, 12/13/2024	3,028,000	2,864,912
Series MTN, 1.25%, 9/10/2026	5,500,000	4,844,455
Series FXD, 1.45%, 1/10/2025	3,579,000	3,388,526
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	1,100,000	1,016,983
3.77%, 6/6/2025	8,825,000	8,533,510
5.10%, 1/9/2026	3,698,000	3,646,450
Series MTN, 5.53%, 7/17/2026 (a)	7,825,000	7,766,782
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	8,446,000	7,871,250
Series BKNT, 2.15%, 12/6/2024	5,054,000	4,818,686
Series BKNT, 5 yr. CMT + 1.15%, 2.64%, 9/17/2029 (b)	250,000	232,195
Series BKNT, 3.30%, 5/15/2026	3,582,000	3,298,915
Series BKNT, 3.63%, 9/16/2025 (a)	11,991,000	11,326,099
Series BKNT, 4.05%, 11/3/2025 (a)	3,948,000	3,789,883
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (a)	3,772,000	3,453,681
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	3,178,000	2,813,356
Series MTN, 2.85%, 10/26/2024	3,256,000	3,142,724

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.70%, 6/5/2025 (a)	$3,879,000	$3,720,349
4.00%, 5/1/2025	3,471,000	3,349,307
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (a) (b)	15,244,000	14,676,618
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (a) (b)	6,470,000	6,401,612
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	3,586,000	3,545,371
U.S. Bancorp:
1.45%, 5/12/2025	5,079,000	4,730,885
Series V, 2.38%, 7/22/2026	5,743,000	5,231,241
Series W, 3.10%, 4/27/2026 (a)	6,376,000	5,924,834
Series MTN, 3.95%, 11/17/2025 (a)	3,221,000	3,099,021
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	11,935,000	11,825,675
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025 (a)	3,965,000	3,764,847
Series BKNT, 2.80%, 1/27/2025	5,296,000	5,075,157
UBS AG 5.80%, 9/11/2025	5,683,000	5,660,779
UBS Group AG:
3.75%, 3/26/2025 (a)	16,840,000	16,193,007
4.55%, 4/17/2026	3,904,000	3,750,534
Wachovia Corp. 7.57%, 8/1/2026	21,000	21,851
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (b)	23,119,000	21,822,255
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	16,032,000	15,050,040
Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	19,969,000	19,126,708
3.00%, 4/22/2026 (a)	18,441,000	17,179,267
Series MTN, 3.00%, 2/19/2025	10,523,000	10,108,289
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	14,529,000	13,485,963
Series MTN, 3.55%, 9/29/2025	12,229,000	11,680,652
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	19,371,000	18,659,697
Series MTN, 4.10%, 6/3/2026	14,811,000	14,071,191
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	$8,052,000	$7,818,009
Wells Fargo Bank NA:
5.45%, 8/7/2026	6,863,000	6,828,685
5.55%, 8/1/2025 (a)	5,745,000	5,725,984
Westpac Banking Corp.:
1.02%, 11/18/2024 (a)	4,037,000	3,831,557
1.15%, 6/3/2026 (a)	17,455,000	15,598,835
2.35%, 2/19/2025	4,157,000	3,979,746
2.70%, 8/19/2026	3,151,000	2,921,450
2.85%, 5/13/2026	5,368,000	5,029,601
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (b)	7,370,000	6,962,218
3.74%, 8/26/2025 (a)	3,880,000	3,751,456
5.35%, 10/18/2024	4,191,000	4,173,356
		2,523,281,075
BEVERAGES — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	20,061,000	19,276,816
Brown-Forman Corp. 3.50%, 4/15/2025	2,035,000	1,970,043
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	401,000	386,424
Constellation Brands, Inc.:
4.40%, 11/15/2025	630,000	612,738
4.75%, 11/15/2024	3,255,000	3,212,034
4.75%, 12/1/2025	6,680,000	6,537,449
5.00%, 2/2/2026	150,000	147,327
Diageo Capital PLC:
1.38%, 9/29/2025	4,131,000	3,813,161
2.13%, 10/24/2024	3,457,000	3,329,921
5.20%, 10/24/2025	4,275,000	4,249,778
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	1,450,000	1,330,781
3.40%, 11/15/2025	4,366,000	4,160,492
4.42%, 5/25/2025	3,426,000	3,351,210
Molson Coors Beverage Co. 3.00%, 7/15/2026	7,925,000	7,366,842
PepsiCo, Inc.:
2.25%, 3/19/2025	5,772,800	5,514,294
2.75%, 4/30/2025	3,648,000	3,499,526
2.85%, 2/24/2026	4,294,000	4,065,387
3.50%, 7/17/2025	3,652,000	3,536,013
4.55%, 2/13/2026 (a)	3,549,000	3,510,067
		79,870,303
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.90%, 2/21/2025	3,815,000	3,626,577
2.60%, 8/19/2026	5,544,000	5,117,833
3.13%, 5/1/2025	5,932,000	5,694,186
5.25%, 3/2/2025	7,682,000	7,624,231
5.51%, 3/2/2026	5,679,000	5,637,146

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Baxalta, Inc. 4.00%, 6/23/2025	$4,496,000	$4,360,940
Biogen, Inc. 4.05%, 9/15/2025	9,806,000	9,468,085
Gilead Sciences, Inc.:
3.50%, 2/1/2025	10,343,000	10,045,639
3.65%, 3/1/2026	10,744,000	10,283,297
Illumina, Inc. 5.80%, 12/12/2025	5,507,000	5,469,608
Royalty Pharma PLC 1.20%, 9/2/2025	11,258,000	10,231,946
		77,559,488
CHEMICALS — 1.2%
Air Products & Chemicals, Inc. 1.50%, 10/15/2025 (a)	3,575,000	3,303,944
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,000,000	870,120
6.05%, 3/15/2025 (a)	18,234,000	18,163,799
DuPont de Nemours, Inc. 4.49%, 11/15/2025	7,285,000	7,111,180
Eastman Chemical Co. 3.80%, 3/15/2025	3,719,000	3,605,236
EIDP, Inc.:
1.70%, 7/15/2025	3,749,000	3,491,331
4.50%, 5/15/2026	4,568,000	4,447,176
FMC Corp. 5.15%, 5/18/2026	8,205,000	7,968,368
Linde, Inc.:
2.65%, 2/5/2025	2,372,000	2,282,931
4.70%, 12/5/2025	3,700,000	3,651,530
4.80%, 12/5/2024	3,571,000	3,544,753
LYB International Finance III LLC 1.25%, 10/1/2025	3,920,000	3,571,394
Nutrien Ltd.:
3.00%, 4/1/2025	3,677,000	3,512,197
5.90%, 11/7/2024	3,586,000	3,576,784
5.95%, 11/7/2025	3,734,000	3,734,859
PPG Industries, Inc. 1.20%, 3/15/2026	3,823,000	3,431,945
Sherwin-Williams Co.:
3.45%, 8/1/2025	2,162,000	2,074,958
3.95%, 1/15/2026	50,000	48,156
4.25%, 8/8/2025	3,734,000	3,629,299
Westlake Corp. 3.60%, 8/15/2026	2,462,000	2,322,479
		84,342,439
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	3,945,000	3,802,349
Block Financial LLC 5.25%, 10/1/2025	750,000	736,777
Security Description	Principal Amount	Value
Cintas Corp. No. 2 3.45%, 5/1/2025	$3,961,000	$3,830,525
Equifax, Inc.:
2.60%, 12/1/2024	3,895,000	3,741,732
2.60%, 12/15/2025	4,440,000	4,130,709
Global Payments, Inc.:
1.20%, 3/1/2026	4,701,000	4,193,480
2.65%, 2/15/2025	6,212,000	5,919,415
4.80%, 4/1/2026	5,495,000	5,326,688
GXO Logistics, Inc. 1.65%, 7/15/2026	2,284,000	2,010,833
Moody's Corp. 3.75%, 3/24/2025	10,000	9,702
PayPal Holdings, Inc.:
1.65%, 6/1/2025	4,550,400	4,258,128
2.40%, 10/1/2024	8,037,000	7,776,521
Verisk Analytics, Inc. 4.00%, 6/15/2025	3,928,000	3,807,528
Yale University Series 2020, 0.87%, 4/15/2025	3,452,000	3,223,167
		52,767,554
COMPUTERS — 2.9%
Apple, Inc.:
0.55%, 8/20/2025 (a)	3,838,200	3,518,248
0.70%, 2/8/2026	16,012,000	14,420,247
1.13%, 5/11/2025	15,153,000	14,170,783
2.05%, 9/11/2026	8,750,000	8,042,913
2.45%, 8/4/2026	7,421,000	6,896,632
2.50%, 2/9/2025	5,689,000	5,474,809
2.75%, 1/13/2025 (a)	5,472,000	5,290,877
3.00%, 2/9/2024	3,637,000	3,602,339
3.20%, 5/13/2025	13,466,000	13,017,717
3.25%, 2/23/2026	16,138,000	15,417,116
CGI, Inc. 1.45%, 9/14/2026	3,400,000	2,999,310
Dell International LLC/EMC Corp.:
5.85%, 7/15/2025	10,637,599	10,620,685
6.02%, 6/15/2026	14,695,000	14,740,114
DXC Technology Co. 1.80%, 9/15/2026	3,000,000	2,632,800
Fortinet, Inc. 1.00%, 3/15/2026	1,579,000	1,406,842
Genpact Luxembourg Sarl 3.38%, 12/1/2024	4,242,000	4,074,865
Genpact Luxembourg Sarl/Genpact USA, Inc. 1.75%, 4/10/2026	1,125,000	1,012,230
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	4,220,000	3,832,942
4.90%, 10/15/2025	21,763,000	21,360,384
HP, Inc.:
1.45%, 6/17/2026	3,942,000	3,526,277
2.20%, 6/17/2025	5,348,000	5,028,510

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
3.30%, 5/15/2026	$15,490,000	$14,667,636
3.45%, 2/19/2026	6,588,000	6,277,639
4.00%, 7/27/2025	9,165,000	8,921,119
4.50%, 2/6/2026	3,778,000	3,694,808
7.00%, 10/30/2025	3,813,000	3,918,734
Leidos, Inc. 3.63%, 5/15/2025	2,959,000	2,840,877
NetApp, Inc. 1.88%, 6/22/2025	3,574,000	3,340,975
Western Digital Corp. 4.75%, 2/15/2026	3,603,000	3,428,903
		208,177,331
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp. 2.24%, 2/15/2025	3,976,000	3,778,075
Fortune Brands Innovations, Inc. 4.00%, 6/15/2025	3,838,000	3,700,408
Johnson Controls International PLC 3.90%, 2/14/2026	3,814,000	3,651,523
Lennox International, Inc. 1.35%, 8/1/2025	3,569,000	3,282,374
Owens Corning:
3.40%, 8/15/2026	2,329,000	2,179,827
4.20%, 12/1/2024	3,055,000	2,990,326
Vulcan Materials Co. 4.50%, 4/1/2025	3,136,000	3,070,301
		22,652,834
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	3,904,000	3,708,956
DIVERSIFIED FINANCIAL SERVICES — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	2,397,000	2,280,793
1.75%, 1/30/2026	5,455,000	4,918,883
Series 3NC1, 1.75%, 10/29/2024	7,776,000	7,411,228
3.50%, 1/15/2025	3,806,000	3,670,164
4.45%, 10/1/2025	4,208,000	4,051,378
4.45%, 4/3/2026	1,804,000	1,732,291
6.50%, 7/15/2025	15,307,000	15,314,500
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	2,044,000	1,935,627
Air Lease Corp.:
1.88%, 8/15/2026	4,844,000	4,296,580
Series MTN, 2.30%, 2/1/2025	7,369,000	6,981,317
Series MTN, 2.88%, 1/15/2026	9,950,000	9,253,400
Security Description	Principal Amount	Value
3.25%, 3/1/2025	$35,000	$33,472
3.38%, 7/1/2025	8,982,000	8,524,367
Series GMTN, 3.75%, 6/1/2026	3,832,000	3,611,353
Aircastle Ltd. 4.25%, 6/15/2026	1,831,000	1,732,712
Ally Financial, Inc.:
4.63%, 3/30/2025	7,061,000	6,815,771
5.80%, 5/1/2025 (a)	7,893,000	7,750,373
American Express Co.:
2.25%, 3/4/2025 (a)	6,719,000	6,384,528
3.00%, 10/30/2024	6,372,000	6,180,649
3.13%, 5/20/2026	3,430,000	3,227,047
3.63%, 12/5/2024	5,972,000	5,806,217
3.95%, 8/1/2025	11,694,000	11,313,477
4.20%, 11/6/2025 (a)	3,616,000	3,503,000
4.90%, 2/13/2026	7,186,000	7,046,017
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	7,534,000	7,398,313
SOFR + 0.97%, 5.39%, 7/28/2027 (a) (b)	4,519,000	4,453,475
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	750,000	698,790
3.00%, 4/2/2025	3,629,000	3,480,501
3.70%, 10/15/2024 (a)	3,712,000	3,633,751
Brookfield Corp. 4.00%, 1/15/2025	3,693,000	3,591,701
Brookfield Finance, Inc. 4.25%, 6/2/2026 (a)	1,097,000	1,050,257
Capital One Financial Corp.:
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	5,371,000	5,063,457
3.20%, 2/5/2025	5,546,000	5,310,572
3.75%, 7/28/2026	5,030,000	4,662,005
SOFR + 1.37%, 4.17%, 5/9/2025 (b)	6,906,000	6,767,604
4.20%, 10/29/2025	15,687,000	14,951,593
4.25%, 4/30/2025 (a)	3,870,000	3,743,335
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	6,806,000	6,603,113
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	4,378,000	3,880,265
1.15%, 5/13/2026 (a)	5,280,000	4,666,042
3.00%, 3/10/2025	3,723,000	3,565,517
3.45%, 2/13/2026	1,656,000	1,565,284
3.63%, 4/1/2025	3,270,000	3,156,008
3.85%, 5/21/2025	3,707,000	3,580,221
4.20%, 3/24/2025	3,563,000	3,470,790
5.88%, 8/24/2026	5,519,000	5,498,745
CME Group, Inc. 3.00%, 3/15/2025	4,308,400	4,152,824
Discover Financial Services:
3.75%, 3/4/2025	3,453,000	3,308,699
3.95%, 11/6/2024	1,258,000	1,223,594
4.50%, 1/30/2026 (a)	3,889,000	3,716,562

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Franklin Resources, Inc. 2.85%, 3/30/2025	$3,091,000	$2,952,430
Intercontinental Exchange, Inc. 3.75%, 12/1/2025 (a)	7,064,000	6,790,835
Invesco Finance PLC 3.75%, 1/15/2026	2,108,000	2,014,700
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	3,127,000	3,051,295
Lazard Group LLC 3.75%, 2/13/2025	2,062,000	1,987,335
Legg Mason, Inc. 4.75%, 3/15/2026	109,000	106,273
Mastercard, Inc. 2.00%, 3/3/2025	3,674,000	3,500,697
Nasdaq, Inc. 5.65%, 6/28/2025 (a)	2,062,000	2,055,072
Nomura Holdings, Inc.:
1.65%, 7/14/2026	3,995,000	3,531,380
1.85%, 7/16/2025	3,845,000	3,555,741
2.65%, 1/16/2025	11,412,000	10,891,499
5.10%, 7/3/2025	8,880,000	8,697,694
5.71%, 1/9/2026 (a)	3,815,000	3,771,776
ORIX Corp. 3.25%, 12/4/2024	6,133,000	5,923,435
Radian Group, Inc.:
4.50%, 10/1/2024	4,000	3,888
6.63%, 3/15/2025	250,000	248,543
Synchrony Financial:
3.70%, 8/4/2026	2,222,000	2,005,266
4.50%, 7/23/2025	10,988,000	10,420,909
4.88%, 6/13/2025	9,239,000	8,821,305
Visa, Inc. 3.15%, 12/14/2025	29,336,000	28,012,653
Voya Financial, Inc. 3.65%, 6/15/2026	2,531,000	2,379,064
Western Union Co.:
1.35%, 3/15/2026	2,957,000	2,633,889
2.85%, 1/10/2025	3,877,000	3,710,056
		364,033,897
ELECTRIC — 4.8%
AES Corp. 1.38%, 1/15/2026	7,101,000	6,322,233
Ameren Corp. 3.65%, 2/15/2026	150,000	142,925
Ameren Illinois Co. 3.25%, 3/1/2025	1,007,000	973,799
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	2,557,000	2,314,341
5.70%, 8/15/2025	4,411,000	4,384,666
Appalachian Power Co. 3.40%, 6/1/2025	3,230,000	3,097,182
Security Description	Principal Amount	Value
Arizona Public Service Co. 3.15%, 5/15/2025	$123,000	$117,857
Avangrid, Inc.:
3.15%, 12/1/2024	3,236,000	3,118,113
3.20%, 4/15/2025	4,472,000	4,276,350
Baltimore Gas & Electric Co. 2.40%, 8/15/2026 (a)	650,000	597,792
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	4,852,000	4,705,615
4.05%, 4/15/2025	4,962,000	4,833,832
Black Hills Corp. 3.95%, 1/15/2026	4,054,000	3,867,070
CenterPoint Energy Houston Electric LLC Series Z, 2.40%, 9/1/2026	2,300,000	2,107,789
CenterPoint Energy, Inc.:
1.45%, 6/1/2026 (a)	3,491,000	3,124,864
5.25%, 8/10/2026 (a)	4,122,000	4,065,158
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	3,378,000	3,150,661
CMS Energy Corp. 3.00%, 5/15/2026	1,094,000	1,022,245
Commonwealth Edison Co. 2.55%, 6/15/2026	3,691,000	3,434,106
Connecticut Light & Power Co. Series A, 0.75%, 12/1/2025 (a)	2,101,000	1,899,724
Constellation Energy Generation LLC 3.25%, 6/1/2025	3,741,000	3,568,091
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	3,747,000	3,371,701
Series D, 2.85%, 8/15/2026	2,523,000	2,329,738
Series A, 3.30%, 3/15/2025	3,046,000	2,933,877
3.90%, 10/1/2025	3,779,000	3,638,232
DTE Electric Co. 3.38%, 3/1/2025	1,014,000	982,242
DTE Energy Co.:
Series F, 1.05%, 6/1/2025 (a)	8,850,400	8,162,989
4.22%, 11/1/2024 (c)	4,461,000	4,379,007
Duke Energy Corp.:
0.90%, 9/15/2025	3,565,000	3,244,186
2.65%, 9/1/2026 (a)	8,129,000	7,484,452
5.00%, 12/8/2025 (a)	3,585,000	3,533,519
Duke Energy Progress LLC 3.25%, 8/15/2025	18,000	17,269
Edison International:
3.55%, 11/15/2024	3,472,000	3,368,847
4.70%, 8/15/2025	4,779,000	4,648,963
4.95%, 4/15/2025	3,415,000	3,344,788

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Emera U.S. Finance LP 3.55%, 6/15/2026	$4,897,000	$4,592,064
Entergy Arkansas LLC 3.50%, 4/1/2026	8,296,000	7,897,460
Entergy Corp.:
0.90%, 9/15/2025	3,551,000	3,223,953
2.95%, 9/1/2026	4,613,000	4,262,781
Entergy Louisiana LLC:
0.95%, 10/1/2024	3,818,000	3,635,881
5.40%, 11/1/2024	1,726,000	1,719,458
5.59%, 10/1/2024 (a)	281,000	280,469
Evergy Kansas Central, Inc. 2.55%, 7/1/2026	1,067,000	988,106
Evergy Metro, Inc. 3.65%, 8/15/2025	18,000	17,347
Eversource Energy:
Series Q, 0.80%, 8/15/2025	3,283,000	2,990,485
Series U, 1.40%, 8/15/2026	1,222,000	1,083,156
Series H, 3.15%, 1/15/2025	2,926,000	2,828,886
4.75%, 5/15/2026 (a)	3,357,000	3,281,870
Exelon Corp.:
3.40%, 4/15/2026	3,846,000	3,642,354
3.95%, 6/15/2025	3,878,000	3,748,591
Florida Power & Light Co.:
2.85%, 4/1/2025	10,096,503	9,691,027
3.13%, 12/1/2025	3,565,000	3,395,876
4.45%, 5/15/2026 (a)	3,301,000	3,230,062
Georgia Power Co. 3.25%, 4/1/2026	713,000	672,537
Iberdrola International BV 5.81%, 3/15/2025	3,685,000	3,680,652
Interstate Power & Light Co. 3.25%, 12/1/2024	734,000	710,673
ITC Holdings Corp. 3.25%, 6/30/2026	3,965,000	3,720,280
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	3,699,000	3,541,423
National Rural Utilities Cooperative Finance Corp.:
Series D, 1.00%, 10/18/2024	3,740,000	3,558,909
Series MTN, 1.00%, 6/15/2026 (a)	2,565,000	2,279,618
Series MTN, 1.88%, 2/7/2025	3,633,000	3,448,008
2.85%, 1/27/2025	500,000	481,900
Series MTN, 3.25%, 11/1/2025	3,549,000	3,383,936
Series MTN, 3.45%, 6/15/2025	1,744,000	1,678,652
4.45%, 3/13/2026	3,749,000	3,662,548
5.45%, 10/30/2025	3,870,000	3,861,099
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
4.45%, 6/20/2025	$6,253,000	$6,104,054
5.75%, 9/1/2025	3,630,000	3,619,255
6.05%, 3/1/2025	13,516,000	13,537,220
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025 (a)	75,000	68,023
2.95%, 4/1/2025	2,559,000	2,456,819
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	2,514,000	2,312,151
3.15%, 1/1/2026	4,506,000	4,188,958
3.45%, 7/1/2025 (a)	7,337,000	6,963,107
3.50%, 6/15/2025 (a)	2,100,000	1,994,223
4.95%, 6/8/2025	11,784,000	11,502,127
PECO Energy Co. 3.15%, 10/15/2025	84,000	80,253
Pinnacle West Capital Corp. 1.30%, 6/15/2025 (a)	3,873,000	3,581,944
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (a)	2,096,000	1,964,979
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	400,000	360,308
Series MTN, 2.25%, 9/15/2026	2,800,000	2,569,700
Series MTN, 3.00%, 5/15/2025	168,000	161,329
Public Service Enterprise Group, Inc. 0.80%, 8/15/2025	1,716,000	1,567,394
Puget Energy, Inc. 3.65%, 5/15/2025	4,686,000	4,493,171
San Diego Gas & Electric Co. 2.50%, 5/15/2026	5,575,000	5,160,666
Sempra:
3.30%, 4/1/2025	3,793,000	3,645,642
5.40%, 8/1/2026	3,260,000	3,226,292
Sierra Pacific Power Co. 2.60%, 5/1/2026	800,000	742,952
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	2,853,000	2,567,044
Series E, 3.70%, 8/1/2025	4,517,000	4,343,231
Series C, 4.20%, 6/1/2025	3,605,000	3,507,268
Southern Co.:
3.25%, 7/1/2026	8,664,000	8,122,413
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	1,685,000	1,560,698
5.15%, 10/6/2025 (a)	9,682,000	9,580,242
Southern Power Co. 0.90%, 1/15/2026	2,996,000	2,681,989

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Electric Power Co. Series N, 1.65%, 3/15/2026	$3,207,000	$2,905,382
Tucson Electric Power Co. 3.05%, 3/15/2025	1,897,000	1,825,047
Virginia Electric & Power Co.:
Series A, 3.10%, 5/15/2025	3,804,000	3,646,248
Series A, 3.15%, 1/15/2026	3,926,000	3,715,409
WEC Energy Group, Inc.:
4.75%, 1/9/2026	3,636,000	3,561,062
5.00%, 9/27/2025	3,192,000	3,143,450
5.60%, 9/12/2026 (a)	2,437,000	2,437,414
Wisconsin Electric Power Co. 2.05%, 12/15/2024	2,275,000	2,174,377
Wisconsin Public Service Corp. 5.35%, 11/10/2025	2,823,000	2,814,305
Xcel Energy, Inc. 3.30%, 6/1/2025	3,640,000	3,487,120
		350,127,550
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (d)
Emerson Electric Co. 3.15%, 6/1/2025	1,100,000	1,058,794
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 3.05%, 9/22/2026	1,250,000	1,162,037
Allegion U.S. Holding Co., Inc. 3.20%, 10/1/2024	3,551,000	3,439,676
Amphenol Corp.:
2.05%, 3/1/2025 (a)	1,908,000	1,812,695
4.75%, 3/30/2026	3,239,000	3,179,176
Arrow Electronics, Inc.:
4.00%, 4/1/2025 (a)	3,906,000	3,779,172
6.13%, 3/1/2026	2,913,000	2,897,852
Avnet, Inc. 4.63%, 4/15/2026	6,386,000	6,139,181
Flex Ltd.:
3.75%, 2/1/2026	2,569,000	2,438,546
4.75%, 6/15/2025	3,734,000	3,640,762
Fortive Corp. 3.15%, 6/15/2026	1,087,000	1,016,258
Honeywell International, Inc. 1.35%, 6/1/2025	6,422,000	6,008,809
Hubbell, Inc. 3.35%, 3/1/2026	168,000	159,276
Jabil, Inc. 1.70%, 4/15/2026	4,012,000	3,605,143
Keysight Technologies, Inc. 4.55%, 10/30/2024	1,657,000	1,628,334
Legrand France SA 8.50%, 2/15/2025	1,000,000	1,037,040
TD SYNNEX Corp. 1.75%, 8/9/2026	3,622,000	3,180,080
Security Description	Principal Amount	Value
Trimble, Inc. 4.75%, 12/1/2024 (a)	$1,389,000	$1,365,165
Tyco Electronics Group SA:
3.70%, 2/15/2026 (a)	2,833,000	2,715,714
4.50%, 2/13/2026	3,519,000	3,438,943
Vontier Corp. 1.80%, 4/1/2026	1,267,000	1,135,067
		53,778,926
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.43%, 3/15/2024	500,000	493,450
3.64%, 3/15/2025	20,852,000	20,103,413
3.79%, 3/15/2025	1,023,000	987,911
		21,584,774
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025 (a)	4,018,000	3,633,196
2.90%, 7/1/2026	1,935,000	1,809,302
3.20%, 3/15/2025 (a)	3,741,000	3,609,242
Veralto Corp. 5.50%, 9/18/2026 (e)	3,947,000	3,929,910
Waste Management, Inc.:
0.75%, 11/15/2025	3,435,000	3,114,102
3.13%, 3/1/2025 (a)	1,237,000	1,195,400
		17,291,152
FOOD — 1.1%
Campbell Soup Co.:
3.30%, 3/19/2025	2,056,000	1,977,913
3.95%, 3/15/2025	4,664,000	4,529,817
Conagra Brands, Inc.:
4.60%, 11/1/2025	8,652,500	8,414,643
5.30%, 10/1/2026	2,437,000	2,408,389
General Mills, Inc. 4.00%, 4/17/2025 (a)	5,682,000	5,522,052
Hershey Co.:
0.90%, 6/1/2025	1,534,000	1,422,417
2.05%, 11/15/2024	2,430,000	2,339,337
2.30%, 8/15/2026	3,585,000	3,327,561
3.20%, 8/21/2025	1,610,000	1,548,868
J M Smucker Co. 3.50%, 3/15/2025 (a)	3,650,500	3,532,078
Kellogg Co. 3.25%, 4/1/2026	5,188,000	4,907,900
Kraft Heinz Foods Co. 3.00%, 6/1/2026	7,964,000	7,459,640
Kroger Co. 3.50%, 2/1/2026	3,937,000	3,746,764
McCormick & Co., Inc. 0.90%, 2/15/2026	6,799,000	6,083,133
Mondelez International, Inc. 1.50%, 5/4/2025	3,757,000	3,514,072
Sysco Corp.:
3.30%, 7/15/2026	7,527,000	7,071,315
3.75%, 10/1/2025	3,613,000	3,470,395

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tyson Foods, Inc. 4.00%, 3/1/2026	$5,702,000	$5,473,008
		76,749,302
FOREST PRODUCTS & PAPER — 0.0% (d)
Suzano International Finance BV 4.00%, 1/14/2025	1,000,000	970,190
GAS — 0.4%
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	3,036,000	2,919,235
3.60%, 12/15/2024	2,192,000	2,124,684
National Fuel Gas Co.:
5.20%, 7/15/2025	1,264,000	1,239,264
5.50%, 1/15/2026	6,978,000	6,860,770
NiSource, Inc. 0.95%, 8/15/2025	4,154,000	3,785,000
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	2,647,000	2,450,672
3.20%, 6/15/2025 (a)	2,396,000	2,300,040
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	3,853,000	3,623,130
		25,302,795
HAND & MACHINE TOOLS — 0.3%
Regal Rexnord Corp. 6.05%, 2/15/2026 (e)	11,825,000	11,673,403
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025 (a)	3,358,000	3,193,257
3.40%, 3/1/2026	5,343,000	5,050,417
		19,917,077
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories 3.88%, 9/15/2025 (a)	3,583,000	3,487,835
Baxter International, Inc.:
1.32%, 11/29/2024	4,989,000	4,723,386
2.60%, 8/15/2026	2,183,000	1,999,104
Boston Scientific Corp. 1.90%, 6/1/2025	3,321,000	3,122,039
Danaher Corp. 3.35%, 9/15/2025	2,262,000	2,172,470
DH Europe Finance II Sarl 2.20%, 11/15/2024 (a)	3,792,000	3,645,515
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (a)	3,028,000	3,012,981
5.60%, 11/15/2025	12,089,000	12,013,202
Stryker Corp.:
1.15%, 6/15/2025	3,667,000	3,400,006
3.38%, 11/1/2025	3,797,000	3,634,033
3.50%, 3/15/2026	4,655,000	4,437,006
Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	$3,414,000	$3,255,386
4.95%, 8/10/2026	9,984,000	9,874,376
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	3,814,000	3,622,995
3.05%, 1/15/2026	3,478,000	3,274,502
3.55%, 4/1/2025	3,851,000	3,713,057
		69,387,893
HEALTH CARE SERVICES — 1.8%
Aetna, Inc. 3.50%, 11/15/2024	3,347,000	3,257,736
CommonSpirit Health:
1.55%, 10/1/2025	3,775,000	3,462,354
2.76%, 10/1/2024	3,682,000	3,565,686
Elevance Health, Inc.:
1.50%, 3/15/2026	3,816,000	3,457,907
2.38%, 1/15/2025	3,706,000	3,538,748
3.35%, 12/1/2024	3,733,000	3,623,100
4.90%, 2/8/2026	2,943,000	2,885,288
5.35%, 10/15/2025	3,682,000	3,658,398
HCA, Inc.:
5.00%, 3/15/2024	700	696
5.25%, 4/15/2025	8,569,000	8,462,916
5.25%, 6/15/2026	11,831,000	11,584,324
5.38%, 2/1/2025	9,132,000	9,037,849
5.38%, 9/1/2026	6,074,000	5,962,603
5.88%, 2/15/2026	10,253,000	10,199,992
Humana, Inc.:
3.85%, 10/1/2024	3,469,000	3,397,435
4.50%, 4/1/2025	1,019,000	1,000,342
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	4,314,000	3,859,304
2.30%, 12/1/2024	3,318,000	3,178,777
3.60%, 2/1/2025	3,853,000	3,730,513
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	2,919,000	2,648,759
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	1,213,000	1,147,789
3.50%, 3/30/2025	3,747,000	3,614,693
Sutter Health Series 20A, 1.32%, 8/15/2025	1,321,000	1,208,358
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	3,371,000	3,029,484
1.25%, 1/15/2026	3,505,000	3,197,296
3.10%, 3/15/2026	3,816,000	3,622,796
3.70%, 12/15/2025 (a)	3,666,000	3,533,547
3.75%, 7/15/2025	8,043,000	7,823,104
5.00%, 10/15/2024	3,389,000	3,374,326
5.15%, 10/15/2025	3,723,000	3,708,220
Universal Health Services, Inc. 1.65%, 9/1/2026	1,100,000	969,188

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
UPMC Series D-1, 3.60%, 4/3/2025	$2,652,000	$2,556,263
		128,297,791
HOME BUILDERS — 0.3%
DR Horton, Inc.:
2.50%, 10/15/2024	3,075,000	2,965,345
2.60%, 10/15/2025	3,811,000	3,561,151
Lennar Corp.:
4.75%, 5/30/2025 (a)	3,723,000	3,640,871
5.25%, 6/1/2026	3,731,000	3,674,065
PulteGroup, Inc. 5.50%, 3/1/2026	4,331,000	4,298,301
Toll Brothers Finance Corp. 4.88%, 11/15/2025	3,353,000	3,266,124
		21,405,857
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	2,838,000	2,754,761
Leggett & Platt, Inc. 3.80%, 11/15/2024	1,886,000	1,834,399
Whirlpool Corp. 3.70%, 5/1/2025	3,485,000	3,365,848
		7,955,008
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	3,940,000	3,789,531
4.80%, 3/2/2026	3,944,000	3,921,716
Estee Lauder Cos., Inc. 2.00%, 12/1/2024 (a)	2,971,000	2,851,595
Haleon U.K. Capital PLC 3.13%, 3/24/2025	8,991,000	8,630,731
Kenvue, Inc.:
5.35%, 3/22/2026 (e)	5,910,000	5,892,979
5.50%, 3/22/2025 (e)	3,833,000	3,824,299
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	3,747,000	3,405,161
1.00%, 4/23/2026 (a)	4,496,000	4,063,755
2.70%, 2/2/2026	756,000	715,494
4.10%, 1/26/2026 (a)	5,196,000	5,077,843
Unilever Capital Corp.:
2.00%, 7/28/2026 (a)	3,322,000	3,042,587
3.10%, 7/30/2025	2,650,000	2,545,431
3.38%, 3/22/2025	1,564,000	1,516,924
		49,278,046
HOUSEHOLD PRODUCTS & WARES — 0.0% (d)
Kimberly-Clark Corp.:
2.75%, 2/15/2026	2,817,000	2,660,178
3.05%, 8/15/2025	722,000	692,037
		3,352,215
Security Description	Principal Amount	Value
INSURANCE — 1.3%
Aflac, Inc. 1.13%, 3/15/2026	$3,642,000	$3,266,910
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	7,375,000	7,036,193
Allstate Corp. 0.75%, 12/15/2025 (a)	3,832,000	3,445,045
American International Group, Inc.:
2.50%, 6/30/2025 (a)	3,701,000	3,488,933
3.90%, 4/1/2026	3,703,000	3,542,808
Aon Global Ltd. 3.88%, 12/15/2025	3,792,000	3,645,705
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (a)	6,645,000	6,336,340
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	4,487,000	4,329,461
3.35%, 5/3/2026	4,040,000	3,834,324
CNA Financial Corp. 4.50%, 3/1/2026	2,989,000	2,891,977
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,460,000	6,332,738
Corebridge Financial, Inc. 3.50%, 4/4/2025	4,691,000	4,500,029
First American Financial Corp. 4.60%, 11/15/2024 (a)	3,212,000	3,147,599
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	2,357,000	2,275,094
Kemper Corp. 4.35%, 2/15/2025	4,501,000	4,353,862
Lincoln National Corp. 3.35%, 3/9/2025 (a)	3,733,000	3,585,285
Loews Corp. 3.75%, 4/1/2026 (a)	3,807,000	3,647,411
Manulife Financial Corp. 4.15%, 3/4/2026	4,992,000	4,815,882
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	3,388,000	3,282,870
3.75%, 3/14/2026	1,205,000	1,155,499
MetLife, Inc.:
3.00%, 3/1/2025	1,338,000	1,286,072
3.60%, 11/13/2025 (a)	2,031,000	1,951,893
Old Republic International Corp. 3.88%, 8/26/2026	1,000,000	944,430
Principal Financial Group, Inc. 3.40%, 5/15/2025	3,333,000	3,194,714
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	1,401,000	1,268,563
3 mo. USD LIBOR + 3.03%, 5.38%, 5/15/2045 (a) (b)	250,000	242,750

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	$2,700,000	$2,553,201
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	2,203,000	2,127,459
Trinity Acquisition PLC 4.40%, 3/15/2026	935,000	897,460
		93,380,507
INTERNET — 1.5%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024	9,788,000	9,534,295
Alphabet, Inc.:
0.45%, 8/15/2025	3,702,000	3,390,440
2.00%, 8/15/2026	9,141,000	8,407,343
Amazon.com, Inc.:
0.80%, 6/3/2025	5,838,000	5,412,351
1.00%, 5/12/2026 (a)	26,402,000	23,729,590
3.00%, 4/13/2025	2,024,000	1,954,638
4.60%, 12/1/2025 (a)	14,339,000	14,143,990
4.70%, 11/29/2024	4,261,000	4,221,586
5.20%, 12/3/2025	3,823,300	3,821,235
Baidu, Inc.:
3.08%, 4/7/2025 (a)	2,068,000	2,002,610
4.13%, 6/30/2025	489,000	474,022
Booking Holdings, Inc.:
3.60%, 6/1/2026	3,855,000	3,675,473
3.65%, 3/15/2025 (a)	3,659,000	3,556,950
eBay, Inc.:
1.40%, 5/10/2026	3,592,000	3,216,133
1.90%, 3/11/2025	4,075,500	3,851,633
5.90%, 11/22/2025 (a)	3,061,000	3,065,224
Expedia Group, Inc. 5.00%, 2/15/2026	6,061,000	5,937,901
JD.com, Inc. 3.88%, 4/29/2026	82,000	78,293
Netflix, Inc. 5.88%, 2/15/2025	3,677,000	3,673,286
Tencent Music Entertainment Group 1.38%, 9/3/2025 (a)	18,000	16,480
VeriSign, Inc. 5.25%, 4/1/2025	3,565,000	3,531,560
		107,695,033
INVESTMENT COMPANY SECURITY — 1.4%
Ares Capital Corp.:
2.15%, 7/15/2026	2,864,000	2,512,473
3.25%, 7/15/2025	10,041,000	9,400,384
3.88%, 1/15/2026	5,297,000	4,953,013
4.25%, 3/1/2025	6,719,000	6,461,326
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	1,943,000	1,731,058
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	596,000	536,656
Security Description	Principal Amount	Value
Blackstone Private Credit Fund:
2.35%, 11/22/2024	$5,902,000	$5,611,740
2.70%, 1/15/2025	5,226,000	4,953,516
4.70%, 3/24/2025 (a)	5,306,000	5,146,820
7.05%, 9/29/2025	5,819,000	5,827,205
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	2,405,000	2,113,634
3.63%, 1/15/2026	5,395,000	4,979,855
Blue Owl Capital Corp.:
3.40%, 7/15/2026	3,527,000	3,162,414
3.75%, 7/22/2025	4,335,000	4,060,464
4.00%, 3/30/2025	2,322,000	2,206,666
4.25%, 1/15/2026	2,504,000	2,342,442
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	2,500,000	2,196,900
5.50%, 3/21/2025	7,038,000	6,811,587
FS KKR Capital Corp.:
1.65%, 10/12/2024	6,112,000	5,779,691
3.40%, 1/15/2026	4,343,000	3,976,624
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	500,000	461,130
3.75%, 2/10/2025 (a)	1,397,000	1,345,842
Golub Capital BDC, Inc. 2.50%, 8/24/2026	851,000	744,668
Main Street Capital Corp. 3.00%, 7/14/2026	5,365,000	4,739,817
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	1,942,000	1,846,590
Prospect Capital Corp. 3.71%, 1/22/2026 (a)	3,766,000	3,403,786
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	750,000	662,250
3.88%, 11/1/2024 (a)	3,534,000	3,427,803
		101,396,354
IRON/STEEL — 0.3%
ArcelorMittal SA 4.55%, 3/11/2026 (a)	3,531,000	3,442,407
Nucor Corp.:
2.00%, 6/1/2025	3,933,000	3,693,756
3.95%, 5/23/2025	3,647,000	3,537,699
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	3,527,000	3,233,342
Steel Dynamics, Inc.:
2.40%, 6/15/2025	3,858,000	3,623,009
2.80%, 12/15/2024	3,452,000	3,320,755
Vale Overseas Ltd. 6.25%, 8/10/2026 (a)	2,333,000	2,368,182
		23,219,150

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.1%
Apple, Inc. 4.42%, 5/8/2026 (a)	$3,813,000	$3,747,950
LEISURE TIME — 0.0% (d)
Harley-Davidson, Inc. 3.50%, 7/28/2025	2,712,000	2,587,411
LODGING — 0.3%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	2,681,000	2,617,407
5.38%, 4/23/2025	3,404,000	3,365,092
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	4,198,000	3,925,424
3.75%, 3/15/2025	3,683,000	3,565,954
3.75%, 10/1/2025	2,119,000	2,034,918
COR, 5.45%, 9/15/2026	1,307,000	1,294,924
Series EE, 5.75%, 5/1/2025 (a)	2,633,000	2,627,181
Sands China Ltd.:
4.30%, 1/8/2026	240,000	224,479
5.38%, 8/8/2025	700,000	677,915
		20,333,294
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	5,798,000	5,265,976
0.90%, 3/2/2026	7,454,000	6,717,321
Series MTN, 1.15%, 9/14/2026	1,950,000	1,735,520
Series MTN, 1.45%, 5/15/2025	1,024,000	959,775
2.40%, 8/9/2026	1,200,000	1,109,628
Series MTN, 3.25%, 12/1/2024	3,636,000	3,540,591
Series MTN, 3.40%, 5/13/2025	6,670,000	6,450,023
Series MTN, 3.65%, 8/12/2025	10,545,000	10,207,876
4.35%, 5/15/2026	4,902,000	4,789,940
4.80%, 1/6/2026	4,511,000	4,458,627
Series MTN, 4.90%, 1/17/2025	3,752,000	3,725,886
5.15%, 8/11/2025	4,878,000	4,850,927
Series MTN, 5.40%, 3/10/2025	2,846,000	2,848,704
		56,660,794
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,460,000	1,299,604
1.88%, 1/15/2026	3,693,000	3,385,927
3.95%, 5/23/2025	3,751,000	3,636,107
5.45%, 10/14/2025	3,894,000	3,865,768
Security Description	Principal Amount	Value
Deere & Co. 2.75%, 4/15/2025 (a)	$3,640,000	$3,491,816
Dover Corp. 3.15%, 11/15/2025	3,244,000	3,074,761
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	2,929,000	2,638,736
Series MTN, 1.05%, 6/17/2026	3,422,000	3,060,295
Series MTN, 1.25%, 1/10/2025	3,523,000	3,340,403
Series MTN, 2.05%, 1/9/2025	3,609,000	3,454,896
Series MTN, 2.13%, 3/7/2025	3,561,000	3,392,636
Series MTN, 2.25%, 9/14/2026	2,004,000	1,847,287
Series MTN, 2.65%, 6/10/2026 (a)	1,947,000	1,817,193
Series MTN, 3.40%, 6/6/2025	9,105,000	8,798,161
Series MTN, 3.40%, 9/11/2025	3,599,000	3,463,498
Series MTN, 4.05%, 9/8/2025	3,890,000	3,798,352
Series MTN, 4.55%, 10/11/2024	3,498,000	3,461,866
Series MTN, 4.75%, 6/8/2026 (a)	3,809,000	3,753,731
Series MTN, 4.80%, 1/9/2026	4,493,000	4,436,837
Series MTN, 4.95%, 6/6/2025 (a)	1,606,000	1,595,240
Series FXD, 5.05%, 3/3/2026 (a)	3,758,000	3,731,769
5.15%, 9/8/2026	2,972,000	2,964,332
Series MTN, 5.15%, 3/3/2025	3,464,000	3,454,093
5.30%, 9/8/2025 (a)	2,672,000	2,666,522
Otis Worldwide Corp. 2.06%, 4/5/2025	4,213,400	3,976,902
Rockwell Automation, Inc. 2.88%, 3/1/2025	2,635,000	2,537,848
Westinghouse Air Brake Technologies Corp. 3.20%, 6/15/2025	5,046,000	4,794,911
		91,739,491
MEDIA — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/2025	20,944,000	20,467,315
Comcast Corp.:
3.15%, 3/1/2026	9,373,000	8,899,851
3.38%, 8/15/2025	14,281,000	13,732,038
3.95%, 10/15/2025	16,698,000	16,200,066

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/7/2025 (a)	$3,649,000	$3,631,959
Discovery Communications LLC:
3.45%, 3/15/2025	1,004,000	964,794
3.90%, 11/15/2024	1,685,000	1,635,882
3.95%, 6/15/2025	4,001,000	3,853,523
4.90%, 3/11/2026 (a)	2,014,000	1,962,462
Fox Corp. 3.05%, 4/7/2025	2,824,000	2,707,905
Paramount Global:
4.00%, 1/15/2026	12,191,000	11,540,122
4.75%, 5/15/2025 (a)	1,479,000	1,440,457
TCI Communications, Inc. 7.88%, 2/15/2026	1,301,000	1,363,240
Thomson Reuters Corp. 3.35%, 5/15/2026	2,328,000	2,198,936
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026 (a)	3,784,000	3,436,553
3.00%, 2/13/2026 (a)	5,102,000	4,821,084
Series GMTN, 3.15%, 9/17/2025	6,906,000	6,603,862
Walt Disney Co.:
1.75%, 1/13/2026 (a)	5,662,000	5,213,570
3.35%, 3/24/2025	6,675,000	6,458,196
3.70%, 10/15/2025	7,800,000	7,533,630
		124,665,445
METAL FABRICATE & HARDWARE — 0.0% (d)
Precision Castparts Corp. 3.25%, 6/15/2025	2,936,000	2,831,801
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	3,557,000	3,506,917
5.25%, 9/8/2026	4,669,000	4,638,932
6.42%, 3/1/2026	2,193,000	2,233,044
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	3,707,000	3,638,977
Southern Copper Corp. 3.88%, 4/23/2025	1,231,000	1,181,526
		15,199,396
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
2.00%, 2/14/2025 (a)	4,010,000	3,800,758
Series MTN, 2.25%, 9/19/2026	3,800,000	3,458,114
2.65%, 4/15/2025 (a)	4,638,000	4,413,753
Series MTN, 3.00%, 8/7/2025 (a)	3,555,000	3,385,818
Carlisle Cos., Inc. 3.50%, 12/1/2024	1,602,000	1,551,857
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	258,000	245,244
Security Description	Principal Amount	Value
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	$2,965,000	$2,885,034
Teledyne Technologies, Inc. 1.60%, 4/1/2026	2,170,000	1,965,022
Textron, Inc.:
3.88%, 3/1/2025 (a)	2,776,000	2,694,358
4.00%, 3/15/2026 (a)	2,213,000	2,124,104
Trane Technologies Financing Ltd.:
3.50%, 3/21/2026 (a)	2,003,000	1,901,668
3.55%, 11/1/2024	3,794,000	3,698,050
		32,123,780
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	3,663,000	3,534,795
5.50%, 12/1/2024	1,803,000	1,783,365
		5,318,160
OIL & GAS — 2.9%
BP Capital Markets America, Inc.:
3.12%, 5/4/2026	3,942,000	3,724,047
3.41%, 2/11/2026 (a)	9,080,000	8,674,033
3.80%, 9/21/2025 (a)	3,691,000	3,576,727
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	3,673,000	3,425,440
3.90%, 2/1/2025	4,030,000	3,911,115
Chevron Corp.:
1.55%, 5/11/2025 (a)	16,708,100	15,719,649
2.95%, 5/16/2026	10,887,000	10,286,908
3.33%, 11/17/2025	3,543,000	3,403,689
Chevron USA, Inc. 0.69%, 8/12/2025 (a)	6,166,000	5,660,265
ConocoPhillips Co. 2.40%, 3/7/2025 (a)	2,662,000	2,544,792
Devon Energy Corp. 5.85%, 12/15/2025	4,112,000	4,086,629
EOG Resources, Inc.:
3.15%, 4/1/2025	3,555,000	3,425,669
4.15%, 1/15/2026	3,267,000	3,171,734
EQT Corp. 6.13%, 2/1/2025	2,434,000	2,426,333
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	4,144,000	3,829,843
2.71%, 3/6/2025	9,473,000	9,120,794
2.99%, 3/19/2025 (a)	9,139,200	8,825,817
3.04%, 3/1/2026 (a)	20,062,000	19,023,190
HF Sinclair Corp. 5.88%, 4/1/2026 (a)	5,019,000	5,001,584
Marathon Petroleum Corp. 4.70%, 5/1/2025	6,226,000	6,097,495
Occidental Petroleum Corp. 5.55%, 3/15/2026 (a)	18,743,000	18,509,275

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ovintiv, Inc.:
5.38%, 1/1/2026	$3,079,000	$3,034,262
5.65%, 5/15/2025	3,558,000	3,537,221
Phillips 66 1.30%, 2/15/2026 (a)	2,159,000	1,951,196
Phillips 66 Co.:
3.61%, 2/15/2025	3,376,000	3,271,783
3.85%, 4/9/2025	3,676,000	3,571,675
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	3,817,000	3,447,094
5.10%, 3/29/2026	4,379,000	4,322,555
Shell International Finance BV:
2.00%, 11/7/2024	4,289,300	4,129,695
2.50%, 9/12/2026	6,666,000	6,175,916
2.88%, 5/10/2026	6,856,000	6,466,031
3.25%, 5/11/2025	23,540,000	22,734,697
TotalEnergies Capital International SA 2.43%, 1/10/2025 (a)	3,707,000	3,562,538
Valero Energy Corp. 3.40%, 9/15/2026	1,000,000	941,070
		211,590,761
OIL & GAS SERVICES — 0.1%
Halliburton Co. 3.80%, 11/15/2025	3,615,000	3,495,199
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	3,821,000	3,523,420
		7,018,619
PACKAGING & CONTAINERS — 0.5%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	7,107,000	6,701,261
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	3,161,000	3,057,477
Berry Global, Inc. 1.57%, 1/15/2026	17,342,000	15,672,833
Sonoco Products Co. 1.80%, 2/1/2025	4,134,000	3,900,760
WRKCo, Inc.:
3.75%, 3/15/2025 (a)	2,654,000	2,576,397
4.65%, 3/15/2026	6,462,000	6,256,961
		38,165,689
PHARMACEUTICALS — 4.6%
AbbVie, Inc.:
2.60%, 11/21/2024	13,719,000	13,224,430
3.20%, 5/14/2026	7,069,000	6,678,862
3.60%, 5/14/2025	17,638,000	17,050,655
3.80%, 3/15/2025	25,914,500	25,191,745
Astrazeneca Finance LLC 1.20%, 5/28/2026 (a)	3,341,000	3,000,285
Security Description	Principal Amount	Value
AstraZeneca PLC:
0.70%, 4/8/2026	$7,539,000	$6,723,657
3.38%, 11/16/2025	14,347,000	13,753,321
Becton Dickinson & Co. 3.73%, 12/15/2024	3,221,000	3,139,122
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025 (a)	4,629,000	4,201,743
3.20%, 6/15/2026	13,841,000	13,123,483
Cardinal Health, Inc.:
3.50%, 11/15/2024	318,000	308,718
3.75%, 9/15/2025	3,878,000	3,723,229
Cencora, Inc. 3.25%, 3/1/2025	3,795,000	3,665,211
Cigna Group:
1.25%, 3/15/2026	3,647,000	3,281,498
3.25%, 4/15/2025	3,792,000	3,645,629
4.13%, 11/15/2025	12,032,000	11,651,548
4.50%, 2/25/2026	6,699,000	6,513,103
5.69%, 3/15/2026	3,702,000	3,681,972
CVS Health Corp.:
2.88%, 6/1/2026	9,161,000	8,530,998
3.00%, 8/15/2026	2,247,000	2,088,923
3.88%, 7/20/2025	15,159,000	14,642,988
4.10%, 3/25/2025 (a)	3,804,000	3,715,557
5.00%, 2/20/2026 (a)	12,026,000	11,837,553
Eli Lilly & Co. 2.75%, 6/1/2025 (a)	1,578,000	1,511,850
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025	3,910,000	3,802,631
Johnson & Johnson:
0.55%, 9/1/2025	4,602,000	4,207,931
2.45%, 3/1/2026	8,275,000	7,770,225
2.63%, 1/15/2025 (a)	3,561,000	3,444,484
McKesson Corp.:
0.90%, 12/3/2025	3,499,000	3,161,137
1.30%, 8/15/2026	1,436,000	1,278,040
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	3,584,000	3,471,642
Merck & Co., Inc.:
0.75%, 2/24/2026	3,498,000	3,149,599
2.75%, 2/10/2025	11,856,000	11,449,458
Novartis Capital Corp.:
1.75%, 2/14/2025	3,608,000	3,431,785
3.00%, 11/20/2025 (a)	20,017,000	19,069,795
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	28,835,000	28,157,377
4.65%, 5/19/2025	13,577,000	13,395,475
Pfizer, Inc. 2.75%, 6/3/2026	3,823,000	3,582,533
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	11,809,000	11,029,960
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	9,065,000	8,487,650

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Viatris, Inc. 1.65%, 6/22/2025	$11,054,000	$10,208,369
Zoetis, Inc.:
4.50%, 11/13/2025 (a)	3,706,000	3,627,210
5.40%, 11/14/2025	3,932,000	3,915,604
		331,526,985
PIPELINES — 2.7%
Boardwalk Pipelines LP:
4.95%, 12/15/2024	3,804,000	3,742,908
5.95%, 6/1/2026	4,872,000	4,843,937
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	5,618,000	5,574,854
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	3,948,000	3,838,917
DCP Midstream Operating LP 5.38%, 7/15/2025	6,310,000	6,224,058
Enbridge Energy Partners LP 5.88%, 10/15/2025	2,877,000	2,875,763
Enbridge, Inc.:
2.50%, 1/15/2025	3,634,000	3,470,506
2.50%, 2/14/2025	3,680,000	3,506,525
5.97%, 3/8/2026	3,462,000	3,452,272
Energy Transfer LP:
2.90%, 5/15/2025	8,152,000	7,742,525
3.90%, 7/15/2026	1,875,000	1,773,900
4.05%, 3/15/2025	2,167,000	2,106,346
4.75%, 1/15/2026	5,683,600	5,530,200
5.95%, 12/1/2025 (a)	3,506,000	3,491,450
Enterprise Products Operating LLC:
3.70%, 2/15/2026	3,823,000	3,662,205
3.75%, 2/15/2025	4,443,000	4,315,930
5.05%, 1/10/2026	3,887,000	3,842,649
Kinder Morgan, Inc.:
4.30%, 6/1/2025	5,664,000	5,515,263
5.63%, 11/15/2023 (e)	3,710,000	3,705,882
Magellan Midstream Partners LP 5.00%, 3/1/2026	5,323,000	5,223,460
MPLX LP:
1.75%, 3/1/2026	7,313,000	6,630,990
4.00%, 2/15/2025	3,429,000	3,332,405
4.88%, 12/1/2024	3,374,000	3,326,258
4.88%, 6/1/2025	5,741,000	5,628,878
ONEOK Partners LP 4.90%, 3/15/2025	3,803,000	3,735,230
ONEOK, Inc.:
2.20%, 9/15/2025	744,000	692,106
5.55%, 11/1/2026	1,716,000	1,704,812
5.85%, 1/15/2026	3,901,000	3,902,209
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	951
Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/2025	$9,781,000	$9,494,025
Sabine Pass Liquefaction LLC:
5.63%, 3/1/2025	7,931,000	7,879,211
5.88%, 6/30/2026	11,258,800	11,237,183
Spectra Energy Partners LP 3.50%, 3/15/2025	3,747,000	3,616,380
TC PipeLines LP 4.38%, 3/13/2025 (a)	1,940,000	1,889,094
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	4,151,000	3,943,948
4.88%, 1/15/2026	5,314,000	5,204,638
6.20%, 3/9/2026	3,503,000	3,500,408
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	6,205,500	6,452,293
Western Midstream Operating LP:
3.10%, 2/1/2025	7,122,000	6,823,303
3.95%, 6/1/2025	4,135,000	3,971,626
4.65%, 7/1/2026	965,000	926,718
Williams Cos., Inc.:
3.90%, 1/15/2025	3,737,000	3,636,138
4.00%, 9/15/2025	3,990,000	3,843,248
5.40%, 3/2/2026	7,354,000	7,295,977
		193,107,579
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	7,406,000	7,204,038
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	3,077,000	2,960,012
3.80%, 4/15/2026	1,211,000	1,152,908
4.30%, 1/15/2026	1,000	964
American Tower Corp.:
1.30%, 9/15/2025	3,718,000	3,399,144
1.45%, 9/15/2026	4,109,000	3,623,850
1.60%, 4/15/2026	12,267,000	11,023,249
2.40%, 3/15/2025	4,493,000	4,258,825
2.95%, 1/15/2025	2,047,000	1,966,983
4.40%, 2/15/2026 (a)	1,911,000	1,850,249
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	801,000	749,688
Series GMTN, 3.45%, 6/1/2025	882,000	850,327
Series GMTN, 3.50%, 11/15/2024 (a)	50,000	48,720
Series GMTN, 3.50%, 11/15/2025	1,318,000	1,257,069

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Boston Properties LP:
3.20%, 1/15/2025	$4,024,000	$3,854,066
3.65%, 2/1/2026	9,298,000	8,724,499
Brixmor Operating Partnership LP 3.85%, 2/1/2025 (a)	4,204,000	4,041,137
Corporate Office Properties LP 2.25%, 3/15/2026 (a)	2,143,000	1,931,764
Crown Castle, Inc.:
1.05%, 7/15/2026	2,818,000	2,472,203
REIT, 1.35%, 7/15/2025	3,876,000	3,570,106
3.70%, 6/15/2026 (a)	5,453,000	5,156,248
4.45%, 2/15/2026	6,295,000	6,089,972
CubeSmart LP:
3.13%, 9/1/2026	2,300,000	2,119,381
4.00%, 11/15/2025	103,000	98,547
EPR Properties 4.50%, 4/1/2025 (a)	2,385,000	2,302,503
Equinix, Inc.:
1.00%, 9/15/2025 (a)	5,115,000	4,649,995
1.25%, 7/15/2025	5,773,000	5,310,583
1.45%, 5/15/2026	4,515,000	4,033,611
2.63%, 11/18/2024	3,792,000	3,648,587
ERP Operating LP 3.38%, 6/1/2025	2,050,000	1,969,968
Essex Portfolio LP 3.50%, 4/1/2025	165,000	158,732
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 6/1/2025	7,449,000	7,297,934
5.38%, 4/15/2026	6,878,000	6,672,348
Healthcare Realty Holdings LP 3.50%, 8/1/2026	2,035,000	1,889,681
Healthpeak OP LLC:
3.25%, 7/15/2026	500,000	470,230
3.40%, 2/1/2025	3,430,000	3,310,842
4.00%, 6/1/2025	1,488,000	1,442,646
Host Hotels & Resorts LP:
Series E, 4.00%, 6/15/2025	3,056,000	2,937,397
Series F, 4.50%, 2/1/2026	1,343,000	1,288,917
Kilroy Realty LP:
3.45%, 12/15/2024	2,762,000	2,655,553
4.38%, 10/1/2025 (a)	5,389,000	5,158,297
Kimco Realty OP LLC 3.30%, 2/1/2025	2,882,000	2,770,092
Kite Realty Group Trust 4.00%, 3/15/2025	1,496,000	1,433,303
Mid-America Apartments LP:
1.10%, 9/15/2026	755,000	665,268
4.00%, 11/15/2025	2,800,000	2,708,944
NNN REIT, Inc. 4.00%, 11/15/2025 (a)	628,000	601,367
Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	$6,225,000	$6,050,700
5.25%, 1/15/2026	2,805,000	2,729,546
Prologis LP 3.25%, 6/30/2026	1,381,000	1,302,269
Public Storage Operating Co. 0.88%, 2/15/2026	2,945,000	2,643,255
Realty Income Corp.:
0.75%, 3/15/2026	551,000	487,525
3.88%, 4/15/2025 (a)	3,762,000	3,651,360
4.63%, 11/1/2025	3,766,000	3,676,821
4.88%, 6/1/2026	2,323,000	2,274,217
5.05%, 1/13/2026	1,263,000	1,245,394
Sabra Health Care LP 5.13%, 8/15/2026	873,000	834,117
Simon Property Group LP:
3.30%, 1/15/2026	3,835,000	3,638,533
3.38%, 10/1/2024	3,661,000	3,562,482
3.50%, 9/1/2025 (a)	6,118,000	5,868,447
SITE Centers Corp. 3.63%, 2/1/2025	9,073,000	8,631,417
Spirit Realty LP 4.45%, 9/15/2026	2,300,000	2,190,773
Tanger Properties LP 3.13%, 9/1/2026	1,500,000	1,354,680
UDR, Inc. Series MTN, 2.95%, 9/1/2026	1,250,000	1,154,788
Ventas Realty LP:
2.65%, 1/15/2025	2,949,000	2,810,338
3.50%, 2/1/2025	2,410,000	2,318,661
4.13%, 1/15/2026	2,490,000	2,383,104
VICI Properties LP 4.38%, 5/15/2025	8,556,000	8,283,320
Vornado Realty LP:
2.15%, 6/1/2026	4,994,000	4,241,554
3.50%, 1/15/2025	7,362,000	6,966,734
Welltower OP LLC:
4.00%, 6/1/2025	4,390,000	4,240,389
4.25%, 4/1/2026 (a)	3,401,000	3,266,592
Weyerhaeuser Co. 4.75%, 5/15/2026	3,825,000	3,732,473
WP Carey, Inc. 4.00%, 2/1/2025	3,647,000	3,546,233
		227,662,431
RETAIL — 2.4%
AutoNation, Inc.:
3.50%, 11/15/2024	3,667,000	3,539,462
4.50%, 10/1/2025	4,506,000	4,346,578
AutoZone, Inc.:
3.13%, 4/21/2026	2,208,000	2,071,546
3.25%, 4/15/2025	3,700,000	3,560,066
3.63%, 4/15/2025 (a)	3,539,000	3,422,071
5.05%, 7/15/2026	3,822,000	3,766,199

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dollar General Corp. 4.15%, 11/1/2025	$3,311,000	$3,192,135
Dollar Tree, Inc. 4.00%, 5/15/2025	4,240,000	4,103,387
Genuine Parts Co. 1.75%, 2/1/2025	3,881,000	3,656,795
Home Depot, Inc.:
2.13%, 9/15/2026	5,700,000	5,228,097
2.70%, 4/15/2025 (a)	3,627,000	3,482,536
3.00%, 4/1/2026 (a)	4,464,000	4,229,283
3.35%, 9/15/2025	5,041,500	4,847,453
4.00%, 9/15/2025	3,824,000	3,732,683
Lowe's Cos., Inc.:
2.50%, 4/15/2026	7,352,000	6,829,052
3.38%, 9/15/2025	5,439,300	5,202,908
4.00%, 4/15/2025	3,783,000	3,687,630
4.40%, 9/8/2025 (a)	3,684,000	3,601,736
4.80%, 4/1/2026	4,066,000	3,988,543
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	3,305,000	3,058,612
Series MTN, 3.30%, 7/1/2025 (a)	4,676,000	4,502,801
Series MTN, 3.38%, 5/26/2025	1,803,000	1,740,508
Series MTN, 3.70%, 1/30/2026	6,968,000	6,700,847
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	4,187,000	3,983,889
Ross Stores, Inc.:
0.88%, 4/15/2026	3,337,000	2,956,749
4.60%, 4/15/2025	3,468,000	3,398,016
Starbucks Corp.:
2.45%, 6/15/2026	3,832,000	3,547,551
3.80%, 8/15/2025	4,439,000	4,295,975
4.75%, 2/15/2026	3,719,000	3,663,215
Target Corp. 2.25%, 4/15/2025	12,774,000	12,168,640
TJX Cos., Inc. 2.25%, 9/15/2026 (a)	5,873,000	5,396,288
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	7,598,000	7,043,878
3.80%, 11/18/2024	4,265,000	4,151,039
Walmart, Inc.:
1.05%, 9/17/2026	6,325,000	5,633,488
2.65%, 12/15/2024	3,408,000	3,302,011
3.05%, 7/8/2026	3,312,000	3,139,180
3.55%, 6/26/2025	3,733,300	3,620,853
3.90%, 9/9/2025 (a)	12,596,000	12,276,943
4.00%, 4/15/2026 (a)	3,836,000	3,732,505
		174,801,148
SEMICONDUCTORS — 1.4%
Analog Devices, Inc. 2.95%, 4/1/2025	1,963,000	1,889,446
Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 1/15/2025	$1,156,000	$1,114,465
Broadcom, Inc.:
3.15%, 11/15/2025	5,362,000	5,062,264
3.46%, 9/15/2026	1,200,000	1,125,864
3.63%, 10/15/2024 (a)	3,696,000	3,604,709
Intel Corp.:
2.60%, 5/19/2026	3,878,000	3,627,830
3.40%, 3/25/2025	5,928,000	5,741,268
3.70%, 7/29/2025	12,600,000	12,192,642
4.88%, 2/10/2026	7,386,000	7,293,380
KLA Corp. 4.65%, 11/1/2024	3,558,300	3,509,302
Lam Research Corp.:
3.75%, 3/15/2026 (a)	4,059,000	3,904,514
3.80%, 3/15/2025 (a)	3,733,000	3,634,188
Marvell Technology, Inc. 1.65%, 4/15/2026	50,000	45,186
Microchip Technology, Inc. 4.25%, 9/1/2025	6,429,000	6,221,665
Micron Technology, Inc. 4.98%, 2/6/2026	3,873,000	3,783,689
NVIDIA Corp. 3.20%, 9/16/2026	5,201,000	4,921,914
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	3,763,000	3,713,780
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	2,935,000	2,787,105
3.88%, 6/18/2026	4,885,000	4,642,167
Qorvo, Inc. 1.75%, 12/15/2024 (e)	8,253,000	7,773,501
QUALCOMM, Inc. 3.45%, 5/20/2025 (a)	5,601,000	5,418,351
Skyworks Solutions, Inc. 1.80%, 6/1/2026	1,963,000	1,746,246
Texas Instruments, Inc.:
1.13%, 9/15/2026	2,474,000	2,208,416
1.38%, 3/12/2025	3,763,000	3,550,955
4.70%, 11/18/2024	1,796,000	1,780,716
		101,293,563
SHIPBUILDING — 0.0% (d)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	3,517,000	3,396,824
SOFTWARE — 2.3%
Activision Blizzard, Inc. 3.40%, 9/15/2026	4,600,000	4,359,328
Adobe, Inc.:
1.90%, 2/1/2025 (a)	3,164,000	3,019,405
3.25%, 2/1/2025 (a)	3,704,000	3,599,806
Autodesk, Inc. 4.38%, 6/15/2025	500,000	488,985

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	$3,149,000	$2,955,809
Concentrix Corp. 6.65%, 8/2/2026 (a)	2,694,000	2,678,510
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	7,370,000	6,598,287
4.50%, 7/15/2025	908,000	885,963
Fiserv, Inc.:
3.20%, 7/1/2026	9,686,000	9,051,567
3.85%, 6/1/2025	3,768,000	3,641,169
Intuit, Inc.:
0.95%, 7/15/2025	3,536,000	3,257,080
COR, 5.25%, 9/15/2026 (a)	3,708,000	3,699,101
Microsoft Corp.:
2.40%, 8/8/2026	12,051,000	11,193,692
2.70%, 2/12/2025 (a)	10,195,000	9,839,195
3.13%, 11/3/2025	14,773,000	14,148,841
Oracle Corp.:
1.65%, 3/25/2026	12,862,000	11,646,155
2.50%, 4/1/2025	25,151,000	23,942,243
2.65%, 7/15/2026	13,615,000	12,551,396
2.95%, 11/15/2024	8,209,000	7,953,618
2.95%, 5/15/2025	14,695,000	14,052,975
5.80%, 11/10/2025	150,000	150,506
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,583,000	3,273,429
3.85%, 12/15/2025	2,388,000	2,296,205
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025 (a)	3,843,000	3,706,381
5.00%, 3/28/2026	3,562,000	3,493,788
VMware, Inc.:
1.40%, 8/15/2026	245,000	216,198
4.50%, 5/15/2025	4,025,000	3,929,849
		166,629,481
TELECOMMUNICATIONS — 2.1%
AT&T, Inc.:
1.70%, 3/25/2026	19,729,000	17,899,727
2.95%, 7/15/2026 (a)	828,000	768,690
3.88%, 1/15/2026 (a)	700,000	672,182
Cisco Systems, Inc.:
2.50%, 9/20/2026	7,301,000	6,783,067
2.95%, 2/28/2026	3,565,000	3,385,253
3.50%, 6/15/2025	3,220,000	3,119,568
Juniper Networks, Inc. 1.20%, 12/10/2025	3,439,000	3,102,253
Rogers Communications, Inc.:
2.95%, 3/15/2025	6,297,000	6,005,953
3.63%, 12/15/2025	6,348,000	6,010,477
Sprint LLC 7.63%, 3/1/2026	27,157,000	27,940,480
Security Description	Principal Amount	Value
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (a)	$3,882,000	$3,518,179
2.25%, 2/15/2026 (a)	6,891,000	6,347,369
2.63%, 4/15/2026 (a)	12,549,000	11,603,056
3.50%, 4/15/2025	13,280,100	12,811,180
Verizon Communications, Inc.:
0.85%, 11/20/2025	10,996,000	9,947,531
1.45%, 3/20/2026 (a)	10,566,000	9,535,392
2.63%, 8/15/2026	7,927,000	7,321,536
3.38%, 2/15/2025	4,778,000	4,623,145
3.50%, 11/1/2024 (a)	3,923,000	3,829,593
Vodafone Group PLC 4.13%, 5/30/2025	5,203,000	5,072,717
		150,297,348
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.00%, 11/19/2024	3,876,000	3,742,433
TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (a)	1,077,000	1,041,254
3.65%, 9/1/2025	4,158,000	4,025,609
7.00%, 12/15/2025	691,000	714,252
Canadian National Railway Co.:
2.75%, 3/1/2026	3,637,000	3,415,070
2.95%, 11/21/2024	3,511,000	3,401,211
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	5,645,000	5,352,476
2.90%, 2/1/2025 (a)	3,350,000	3,223,337
CSX Corp. 3.35%, 11/1/2025	3,100,000	2,965,336
FedEx Corp. 3.25%, 4/1/2026	3,162,000	2,999,600
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	3,275,000	3,144,753
Norfolk Southern Corp.:
2.90%, 6/15/2026	1,561,000	1,461,642
3.65%, 8/1/2025	2,258,000	2,176,961
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,600,000	1,434,128
Series MTN, 3.35%, 9/1/2025	2,725,000	2,598,478
Series MTN, 4.63%, 6/1/2025	3,409,000	3,331,514
Union Pacific Corp.:
2.75%, 3/1/2026	3,843,000	3,607,885
3.25%, 1/15/2025	3,678,000	3,567,329
3.25%, 8/15/2025	3,184,000	3,059,601
3.75%, 7/15/2025	2,897,000	2,804,470
4.75%, 2/21/2026 (a)	3,631,000	3,584,777

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
2.80%, 11/15/2024 (a)	$1,611,000	$1,561,591
3.90%, 4/1/2025	4,353,000	4,247,135
		63,718,409
TRUCKING & LEASING — 0.0% (d)
GATX Corp.:
3.25%, 3/30/2025	400,000	382,464
3.25%, 9/15/2026	2,500,000	2,317,350
		2,699,814
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc. 2.63%, 9/16/2026	2,425,000	2,106,695
WATER — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	5,500,000	5,315,805
TOTAL CORPORATE BONDS & NOTES (Cost $7,289,458,676)		7,128,696,761
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
AUSTRALIA — 0.2%
Australia & New Zealand Banking Group Ltd. 5.67%, 10/3/2025	8,732,000	8,737,851
National Australia Bank Ltd.:
3.50%, 06/09/2025 (a)	3,290,000	3,179,653
5.20%, 05/13/2025	5,183,000	5,149,984
		17,067,488
SWITZERLAND — 0.2%
Credit Suisse AG Series MTN, 3.70%, 2/21/2025	10,638,000	10,248,756
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $27,825,292)		27,316,244
Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (f) (g)	192,183,482	192,183,482
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	149,030,258	$149,030,258
TOTAL SHORT-TERM INVESTMENTS (Cost $341,213,740)		341,213,740
TOTAL INVESTMENTS — 103.8% (Cost $7,658,497,708)		7,497,226,745
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(276,051,126)
NET ASSETS — 100.0%		$7,221,175,619
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,128,696,761	$—	$7,128,696,761
Foreign Government Obligations	—	27,316,244	—	27,316,244
Short-Term Investments	341,213,740	—	—	341,213,740
TOTAL INVESTMENTS	$341,213,740	$7,156,013,005	$—	$7,497,226,745

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,656,891	$196,656,891	$548,644,448	$553,117,857	$—	$—	192,183,482	$192,183,482	$469,329
State Street Navigator Securities Lending Portfolio II	212,370,830	212,370,830	237,747,680	301,088,252	—	—	149,030,258	149,030,258	197,300
Total		$409,027,721	$786,392,128	$854,206,109	$—	$—		$341,213,740	$666,629
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bonds:
6.00%, 2/15/2026	$2,151,000	$2,192,340
6.75%, 8/15/2026	5,952,600	6,233,023
6.88%, 8/15/2025	1,342,000	1,379,220
7.50%, 11/15/2024	490,500	501,306
7.63%, 2/15/2025	395,000	406,480
U.S. Treasury Notes:
0.25%, 5/31/2025	19,779,800	18,236,049
0.25%, 6/30/2025	72,337,000	66,470,921
0.25%, 7/31/2025	74,855,100	68,530,429
0.25%, 8/31/2025	22,299,000	20,342,611
0.25%, 9/30/2025	93,349,500	84,937,105
0.25%, 10/31/2025	59,247,000	53,711,108
0.38%, 4/30/2025	41,716,400	38,670,777
0.38%, 11/30/2025	70,872,900	64,206,418
0.38%, 12/31/2025	31,947,500	28,877,545
0.38%, 1/31/2026	31,358,000	28,224,650
0.50%, 3/31/2025	66,119,000	61,612,061
0.50%, 2/28/2026	39,039,100	35,144,340
0.63%, 10/15/2024	45,643,600	43,439,870
0.63%, 7/31/2026	100,768,200	89,691,571
0.75%, 11/15/2024	50,024,300	47,505,498
0.75%, 3/31/2026	83,645,600	75,627,385
0.75%, 4/30/2026	81,398,800	73,316,154
0.75%, 5/31/2026	100,309,600	90,067,050
0.75%, 8/31/2026	92,183,600	82,093,817
0.88%, 6/30/2026	84,212,800	75,771,783
0.88%, 9/30/2026	85,296,000	76,113,353
1.00%, 12/15/2024	71,074,800	67,479,414
1.13%, 1/15/2025	34,501,400	32,702,206
1.13%, 2/28/2025	27,663,800	26,105,550
1.38%, 1/31/2025	2,978,600	2,828,041
1.38%, 8/31/2026	27,788,600	25,211,642
1.50%, 10/31/2024	11,521,800	11,048,776
1.50%, 11/30/2024	78,979,400	75,548,732
1.50%, 2/15/2025	149,200,800	141,694,135
1.50%, 8/15/2026	85,033,800	77,520,267
1.63%, 2/15/2026	88,606,900	82,072,141
1.63%, 5/15/2026	70,378,800	64,781,486
1.63%, 9/30/2026	28,435,500	25,954,058
1.75%, 12/31/2024	79,370,000	75,928,567
1.75%, 3/15/2025	70,108,600	66,660,681
1.88%, 6/30/2026	33,763,900	31,234,245
1.88%, 7/31/2026	34,107,300	31,466,649
2.00%, 2/15/2025	78,423,700	74,995,726
2.00%, 8/15/2025 (a)	51,765,200	48,899,915
2.13%, 11/30/2024	33,024,000	31,810,110
2.13%, 5/15/2025	18,718,400	17,826,351
2.13%, 5/31/2026	14,201,900	13,236,615
2.25%, 10/31/2024	2,388,600	2,309,291
2.25%, 11/15/2024	37,283,200	36,005,959
2.25%, 12/31/2024	11,460,500	11,033,865
2.25%, 11/15/2025	61,489,900	58,093,544
Security Description	Principal Amount	Value
2.25%, 3/31/2026	$16,806,300	$15,769,036
2.38%, 4/30/2026	10,002,100	9,396,504
2.50%, 1/31/2025	40,300,500	38,838,033
2.50%, 2/28/2026	15,811,500	14,950,515
2.63%, 3/31/2025	31,459,600	30,265,118
2.63%, 4/15/2025	29,185,200	28,065,674
2.63%, 12/31/2025	4,250,300	4,039,113
2.63%, 1/31/2026	16,062,700	15,240,742
2.75%, 2/28/2025	7,570,600	7,308,882
2.75%, 5/15/2025	109,254,000	105,088,691
2.75%, 6/30/2025	2,092,700	2,009,156
2.75%, 8/31/2025	11,442,500	10,953,065
2.88%, 4/30/2025	23,832,200	22,982,247
2.88%, 5/31/2025	7,272,500	7,003,758
2.88%, 6/15/2025	90,889,900	87,488,630
2.88%, 7/31/2025	10,877,000	10,449,143
2.88%, 11/30/2025	4,156,500	3,975,952
3.00%, 7/15/2025	83,685,800	80,635,845
3.00%, 9/30/2025	9,177,900	8,820,822
3.00%, 10/31/2025	6,398,000	6,142,080
3.13%, 8/15/2025	88,275,200	85,154,534
3.50%, 9/15/2025	85,324,200	82,814,469
3.63%, 5/15/2026	75,249,300	72,938,912
3.75%, 4/15/2026	91,547,000	89,029,458
3.88%, 3/31/2025 (a)	139,736,300	136,947,032
3.88%, 4/30/2025	123,275,700	120,747,585
3.88%, 1/15/2026 (a)	110,671,400	108,051,601
4.00%, 12/15/2025	87,641,500	85,813,354
4.00%, 2/15/2026	78,417,800	76,751,422
4.13%, 1/31/2025	120,293,400	118,423,214
4.13%, 6/15/2026	101,097,800	99,210,115
4.25%, 12/31/2024	88,456,100	87,246,740
4.25%, 5/31/2025 (a)	96,441,500	94,998,645
4.25%, 10/15/2025	126,285,600	124,302,522
4.38%, 10/31/2024	141,781,100	140,174,987
4.38%, 8/15/2026	106,578,700	105,254,792
4.50%, 11/30/2024 (a)	147,760,600	146,248,363
4.50%, 11/15/2025	52,171,700	51,617,376
4.50%, 7/15/2026	104,727,200	103,753,565
4.63%, 2/28/2025	93,091,300	92,236,751
4.63%, 6/30/2025	118,051,600	117,032,483
4.63%, 3/15/2026	84,483,000	83,888,979
4.63%, 9/15/2026	110,108,100	109,566,161
4.75%, 7/31/2025	92,288,700	91,668,635
5.00%, 8/31/2025 (a)	133,401,300	133,130,329
5.00%, 9/30/2025	81,860,500	81,778,010
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,604,719,192)		5,513,953,870

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b) (c)	245,014	$245,014
State Street Navigator Securities Lending Portfolio II (d) (e)	524,310,492	524,310,492
TOTAL SHORT-TERM INVESTMENTS (Cost $524,555,506)		524,555,506
TOTAL INVESTMENTS — 108.5% (Cost $6,129,274,698)		6,038,509,376
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(470,511,949)
NET ASSETS — 100.0%		$5,567,997,427

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,513,953,870	$—	$5,513,953,870
Short-Term Investments	524,555,506	—	—	524,555,506
TOTAL INVESTMENTS	$524,555,506	$5,513,953,870	$—	$6,038,509,376

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,859,569	$5,859,569	$61,090,046	$66,704,601	$—	$—	245,014	$245,014	$107,526
State Street Navigator Securities Lending Portfolio II	68,740,559	68,740,559	2,295,197,685	1,839,627,752	—	—	524,310,492	524,310,492	184,142
Total		$74,600,128	$2,356,287,731	$1,906,332,353	$—	$—		$524,555,506	$291,668
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$17,853,044	$9,956,881
0.13%, 2/15/2052	20,134,248	11,078,951
0.25%, 2/15/2050	16,020,994	9,448,939
0.63%, 2/15/2043	26,964,625	19,634,199
0.75%, 2/15/2042	30,041,825	22,791,315
0.75%, 2/15/2045	26,286,010	19,134,578
0.88%, 2/15/2047	22,798,956	16,651,598
1.00%, 2/15/2046	23,195,158	17,633,946
1.00%, 2/15/2048	27,027,504	20,158,749
1.00%, 2/15/2049	18,091,386	13,373,330
1.38%, 2/15/2044	29,905,616	25,047,467
1.50%, 2/15/2053	19,141,865	15,851,073
1.75%, 1/15/2028	20,886,611	20,296,076
2.00%, 1/15/2026	32,183,781	31,556,517
2.13%, 2/15/2040	21,616,662	20,999,230
2.13%, 2/15/2041	30,409,865	29,478,485
2.38%, 1/15/2025	46,907,663	46,365,376
2.38%, 1/15/2027	24,357,797	24,180,207
2.50%, 1/15/2029	20,517,253	20,667,566
3.38%, 4/15/2032 (a)	8,706,820	9,388,656
3.63%, 4/15/2028	28,285,443	29,738,977
3.88%, 4/15/2029	33,043,272	35,590,679
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2024	36,736,976	35,620,613
0.13%, 4/15/2025	35,504,218	33,886,462
0.13%, 10/15/2025	34,210,673	32,425,041
0.13%, 4/15/2026	48,578,588	45,394,753
0.13%, 7/15/2026	41,554,442	38,851,491
0.13%, 10/15/2026	37,675,023	35,040,759
0.13%, 4/15/2027	41,498,594	38,099,193
0.13%, 1/15/2030	47,348,715	41,295,615
0.13%, 7/15/2030	43,510,539	37,727,404
0.13%, 1/15/2031	47,391,425	40,541,465
0.13%, 7/15/2031	48,572,778	41,260,901
0.13%, 1/15/2032	51,407,142	43,082,396
0.25%, 1/15/2025	48,738,263	46,893,288
0.25%, 7/15/2029	47,717,114	42,536,847
0.38%, 7/15/2025	47,781,925	45,754,008
0.38%, 1/15/2027	49,563,893	46,120,840
0.38%, 7/15/2027	40,936,471	37,967,927
Security Description	Principal Amount	Value
0.50%, 1/15/2028	$43,506,185	$40,110,622
0.63%, 1/15/2024	519	514
0.63%, 1/15/2026	53,400,903	50,786,728
0.63%, 7/15/2032	49,414,719	43,070,786
0.75%, 7/15/2028	40,127,755	37,351,349
0.88%, 1/15/2029	43,543,233	40,409,521
1.13%, 1/15/2033	50,529,804	45,653,315
1.25%, 4/15/2028	37,130,486	35,305,166
1.38%, 7/15/2033 (a)	34,387,087	31,812,245
1.63%, 10/15/2027	42,321,752	41,093,706
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,786,736,240)		1,517,115,750
	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b) (c)	2,209,836	2,209,836
State Street Navigator Securities Lending Portfolio II (d) (e)	18,249,581	18,249,581
TOTAL SHORT-TERM INVESTMENTS (Cost $20,459,417)		20,459,417
TOTAL INVESTMENTS — 101.2% (Cost $1,807,195,657)		1,537,575,167
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(17,868,778)
NET ASSETS — 100.0%		$1,519,706,389
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,517,115,750	$—	$1,517,115,750
Short-Term Investments	20,459,417	—	—	20,459,417
TOTAL INVESTMENTS	$20,459,417	$1,517,115,750	$—	$1,537,575,167

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,296,604	$1,296,604	$51,737,910	$50,824,678	$—	$—	2,209,836	$2,209,836	$47,195
State Street Navigator Securities Lending Portfolio II	56,402,073	56,402,073	319,604,871	357,757,363	—	—	18,249,581	18,249,581	14,743
Total		$57,698,677	$371,342,781	$408,582,041	$—	$—		$20,459,417	$61,938
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 22.1%
AZERBAIJAN — 0.3%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$650,000	$646,088
BAHRAIN — 0.2%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	406,880
BRAZIL — 1.9%
Banco do Brasil SA:
4.88%, 1/11/2029	600,000	557,010
6.25%, 4/18/2030	200,000	194,434
Petrobras Global Finance BV:
5.50%, 6/10/2051	500,000	381,380
5.60%, 1/3/2031 (a)	300,000	284,424
6.00%, 1/27/2028	450,000	446,994
6.75%, 1/27/2041	1,319,000	1,234,729
6.85%, 6/5/2115	486,000	414,247
6.90%, 3/19/2049	200,000	184,028
		3,697,246
CHILE — 2.1%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	650,000	549,549
3.63%, 8/1/2027	200,000	183,956
3.70%, 1/30/2050 (a)	2,850,000	1,851,445
5.13%, 2/2/2033	200,000	184,294
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050	200,000	115,290
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	467,844
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (b)	200,000	159,986
5.25%, 11/6/2029	400,000	374,196
Interchile SA 4.50%, 6/30/2056 (b)	250,000	187,245
		4,073,805
CHINA — 4.4%
Bank of China Ltd. Series EMTN, 1.25%, 6/24/2025	200,000	185,589
China Cinda Finance 2017 I Ltd. Series EMTN, 4.75%, 2/8/2028	700,000	654,604
China Construction Bank Corp.:
5 yr. CMT + 1.40%, 2.85%, 1/21/2032 (c)	500,000	460,205
5 yr. CMT + 1.88%, 4.25%, 2/27/2029 (c)	1,010,000	1,002,135
China Resources Land Ltd. Series EMTN, 5 yr. CMT - 5.14%, 3.75%, 12/9/2024 (c)	500,000	477,850
Chinalco Capital Holdings Ltd. 2.13%, 6/3/2026	250,000	226,780
Security Description	Principal Amount	Value
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028	$500,000	$480,613
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	193,306
4.38%, 5/2/2028	900,000	866,448
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	200,000	198,502
Huarong Finance II Co. Ltd. Series EMTN, 5.50%, 1/16/2025	200,000	188,872
Industrial & Commercial Bank of China Ltd.:
4.88%, 9/21/2025	200,000	196,317
5 yr. CMT + 2.37%, 3.20%, 9/24/2026 (c)	850,000	779,998
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	300,000	274,437
2.15%, 5/13/2025	200,000	188,920
2.30%, 1/8/2031	1,163,000	959,743
State Grid Overseas Investment 2013 Ltd. 4.38%, 5/22/2043 (b)	200,000	168,922
State Grid Overseas Investment BVI Ltd.:
Series EMTN, 1.63%, 8/5/2030	700,000	556,712
3.50%, 5/4/2027	500,000	471,320
		8,531,273
COLOMBIA — 0.6%
Ecopetrol SA:
5.38%, 6/26/2026	200,000	192,036
5.88%, 5/28/2045	429,000	282,917
6.88%, 4/29/2030	400,000	365,096
8.88%, 1/13/2033	350,000	341,901
		1,181,950
INDIA — 1.0%
Greenko Dutch BV 3.85%, 3/29/2026	323,750	291,841
Indian Oil Corp. Ltd. 4.75%, 1/16/2024	750,000	747,128
Indian Railway Finance Corp. Ltd. 2.80%, 2/10/2031	500,000	400,625
REC Ltd. 5.63%, 4/11/2028	300,000	292,323
State Bank of India Series EMTN, 4.88%, 5/5/2028	200,000	193,146
		1,925,063
INDONESIA — 1.0%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	754,000	737,834
5.80%, 5/15/2050	222,000	179,916

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pertamina Persero PT:
4.18%, 1/21/2050 (a)	$250,000	$174,490
5.63%, 5/20/2043	200,000	174,502
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027 (a)	500,000	469,470
5.45%, 5/21/2028	200,000	194,986
		1,931,198
ISRAEL — 0.2%
Israel Electric Corp. Ltd.:
Series GMTN, 3.75%, 2/22/2032 (b)	200,000	164,300
Series GMTN, 4.25%, 8/14/2028 (b)	200,000	183,272
		347,572
KAZAKHSTAN — 0.7%
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	508,000	475,221
5.38%, 4/24/2030	850,000	771,657
6.38%, 10/24/2048	200,000	162,720
		1,409,598
MALAYSIA — 2.2%
Khazanah Capital Ltd. Series EMTN, 4.88%, 6/1/2033	200,000	188,644
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	800,000	739,704
Petronas Capital Ltd.:
2.48%, 1/28/2032	500,000	394,765
3.40%, 4/28/2061	464,000	286,181
3.50%, 4/21/2030	1,000,000	883,970
4.50%, 3/18/2045 (a)	700,000	573,874
4.55%, 4/21/2050 (a)	950,000	768,179
Petronas Energy Canada Ltd. 2.11%, 3/23/2028	200,000	174,366
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	250,000	233,104
		4,242,787
MEXICO — 1.9%
Comision Federal de Electricidad 3.35%, 2/9/2031	200,000	156,574
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	151,710
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	324,600
5.95%, 1/28/2031	300,000	214,494
6.49%, 1/23/2027	400,000	352,500
6.50%, 3/13/2027	1,400,000	1,232,812
6.70%, 2/16/2032	861,000	638,931
6.75%, 9/21/2047	400,000	235,880
6.88%, 8/4/2026	300,000	275,691
Security Description	Principal Amount	Value
6.95%, 1/28/2060	$100,000	$59,062
		3,642,254
MOROCCO — 0.3%
OCP SA:
3.75%, 6/23/2031	400,000	315,166
5.13%, 6/23/2051	400,000	264,000
		579,166
OMAN — 0.3%
OQ SAOC 5.13%, 5/6/2028	500,000	477,029
Oryx Funding Ltd. 5.80%, 2/3/2031	200,000	189,857
		666,886
PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	418,000	306,047
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	534,026
		840,073
PERU — 0.9%
Consorcio Transmantaro SA 5.20%, 4/11/2038 (b)	250,000	222,660
Petroleos del Peru SA:
4.75%, 6/19/2032	609,000	429,199
5.63%, 6/19/2047	1,990,000	1,195,035
		1,846,894
QATAR — 0.4%
Ooredoo International Finance Ltd.:
2.63%, 4/8/2031	600,000	499,410
Series REGS, 3.75%, 6/22/2026	200,000	191,039
		690,449
SAUDI ARABIA — 0.7%
Gaci First Investment Co. 5.00%, 10/13/2027	200,000	195,029
SA Global Sukuk Ltd. 1.60%, 6/17/2026	200,000	180,000
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	320,418
3.25%, 11/24/2050	300,000	187,289
4.25%, 4/16/2039	250,000	203,113
4.38%, 4/16/2049	400,000	307,532
		1,393,381
SOUTH AFRICA — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028	400,000	363,492
Transnet SOC Ltd. 8.25%, 2/6/2028	400,000	382,896
		746,388

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
THAILAND — 0.1%
PTTEP Treasury Center Co. Ltd. 2.59%, 6/10/2027	$300,000	$269,490
TRINIDAD AND TOBAGO — 0.2%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029	400,000	414,208
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Ports Co. PJSC Series EMTN, 2.50%, 5/6/2031	400,000	325,212
DAE Funding LLC 3.38%, 3/20/2028	475,000	418,751
DP World Ltd.:
5.63%, 9/25/2048 (a)	1,000,000	885,000
6.85%, 7/2/2037 (b)	200,000	206,458
DP World Salaam 5 yr. CMT + 5.75%, 6.00%, 10/1/2025 (c)	400,000	394,000
Emirates NBD Bank PJSC:
Series EMTN, 5.63%, 10/21/2027	700,000	706,916
6 yr. CMT + 3.66%, 6.13%, 3/20/2025 (c)	200,000	196,933
Masdar Abu Dhabi Future Energy Co. 4.88%, 7/25/2033	500,000	472,480
		3,605,750
TOTAL CORPORATE BONDS & NOTES (Cost $49,022,010)		43,088,399
FOREIGN GOVERNMENT OBLIGATIONS — 75.9%
ANGOLA — 1.2%
Angola Government International Bonds:
Series REGS, 8.25%, 5/9/2028	704,000	608,647
Series REGS, 8.75%, 4/14/2032	1,400,000	1,123,307
Series REGS, 9.13%, 11/26/2049	500,000	357,500
Series REGS, 9.38%, 5/8/2048	250,000	183,825
		2,273,279
ARGENTINA — 0.0% (d)
Argentina Government International Bonds 1.00%, 7/9/2029	250,000	68,363
ARMENIA — 0.1%
Republic of Armenia International Bonds Series REGS, 3.60%, 2/2/2031	300,000	225,510
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bonds:
3.50%, 9/1/2032	300,000	243,776
Security Description	Principal Amount	Value
Series REGS, 4.75%, 3/18/2024	$100,000	$98,718
		342,494
BAHAMAS — 0.2%
Bahamas Government International Bonds Series REGS, 6.00%, 11/21/2028	500,000	411,060
BAHRAIN — 3.0%
Bahrain Government International Bonds:
4.25%, 1/25/2028	350,000	319,830
Series REGS, 5.25%, 1/25/2033	1,500,000	1,277,784
Series REGS, 5.45%, 9/16/2032	808,000	702,281
Series REGS, 6.00%, 9/19/2044	400,000	307,500
Series REGS, 7.00%, 1/26/2026	1,594,000	1,606,210
7.00%, 10/12/2028	700,000	708,113
Series REGS, 7.50%, 9/20/2047	500,000	442,500
CBB International Sukuk Co. 5 SPC 5.62%, 2/12/2024	449,000	446,888
		5,811,106
BERMUDA — 0.3%
Bermuda Government International Bonds:
Series REGS, 2.38%, 8/20/2030	200,000	161,580
Series REGS, 3.38%, 8/20/2050	200,000	124,992
5.00%, 7/15/2032	400,000	375,016
		661,588
BOLIVIA — 0.1%
Bolivia Government International Bonds Series REGS, 4.50%, 3/20/2028	450,000	235,422
BRAZIL — 3.3%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,400,000	1,179,458
3.88%, 6/12/2030	800,000	697,592
4.50%, 5/30/2029	787,000	734,287
4.63%, 1/13/2028	800,000	769,248
4.75%, 1/14/2050	1,263,000	875,814
5.00%, 1/27/2045	600,000	444,798
5.63%, 1/7/2041	600,000	501,090
5.63%, 2/21/2047	185,000	146,890
6.00%, 4/7/2026	600,000	608,724
6.00%, 10/20/2033	300,000	283,206
8.25%, 1/20/2034	200,000	218,290
		6,459,397

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 2.4%
Chile Government International Bonds:
2.55%, 1/27/2032	$200,000	$161,734
2.55%, 7/27/2033	316,000	243,181
3.10%, 5/7/2041	500,000	340,195
3.10%, 1/22/2061	200,000	113,750
3.24%, 2/6/2028	1,200,000	1,100,891
3.50%, 1/31/2034	1,500,000	1,237,920
3.50%, 1/25/2050	300,000	200,142
3.86%, 6/21/2047	835,000	610,527
4.34%, 3/7/2042	500,000	404,410
5.33%, 1/5/2054	300,000	267,411
		4,680,161
CHINA — 0.6%
China Government International Bonds:
1.25%, 10/26/2026	400,000	357,444
2.50%, 10/26/2051 (b)	300,000	179,871
2.75%, 12/3/2039	600,000	436,801
4.00%, 10/19/2048	300,000	250,082
		1,224,198
COLOMBIA — 4.0%
Colombia Government International Bonds:
3.00%, 1/30/2030	300,000	229,983
3.13%, 4/15/2031	400,000	295,948
3.25%, 4/22/2032	462,000	331,642
3.88%, 4/25/2027	700,000	636,468
3.88%, 2/15/2061	250,000	129,563
4.13%, 2/22/2042	250,000	150,937
4.13%, 5/15/2051	200,000	111,100
4.50%, 1/28/2026	90,000	86,090
4.50%, 3/15/2029	1,300,000	1,129,531
5.00%, 6/15/2045	600,000	393,144
5.20%, 5/15/2049	1,300,000	852,579
5.63%, 2/26/2044	500,000	357,695
6.13%, 1/18/2041	1,750,000	1,371,440
7.38%, 9/18/2037	400,000	367,312
7.50%, 2/2/2034	1,056,000	997,519
8.00%, 4/20/2033	300,000	296,418
		7,737,369
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
Series REGS, 5.63%, 4/30/2043	176,000	145,795
Series REGS, 6.13%, 2/19/2031	800,000	771,592
Series REGS, 7.00%, 4/4/2044	206,000	194,975
Series REGS, 7.16%, 3/12/2045	541,000	520,848
		1,633,210
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 3.3%
Dominican Republic International Bonds:
Series REGS, 4.88%, 9/23/2032	$850,000	$690,846
Series REGS, 5.30%, 1/21/2041	500,000	367,095
5.50%, 2/22/2029	1,200,000	1,098,072
Series REGS, 5.88%, 1/30/2060	400,000	286,160
Series REGS, 6.00%, 7/19/2028	950,000	902,680
6.00%, 2/22/2033	800,000	707,192
Series REGS, 6.40%, 6/5/2049	1,400,000	1,108,898
Series REGS, 6.50%, 2/15/2048	400,000	323,564
Series REGS, 6.88%, 1/29/2026	200,000	200,132
7.05%, 2/3/2031	250,000	241,833
Series REGS, 7.45%, 4/30/2044	498,000	455,237
		6,381,709
ECUADOR — 0.0% (d)
Ecuador Government International Bonds Series REGS, Zero Coupon, 7/31/2030	200,000	59,188
EGYPT — 2.2%
Egypt Government International Bonds:
3.88%, 2/16/2026	200,000	141,809
5.80%, 9/30/2027	400,000	262,411
Series REGS, 5.88%, 6/11/2025	462,000	375,112
Series REGS, 5.88%, 2/16/2031	400,000	220,174
Series REGS, 7.05%, 1/15/2032	457,000	261,936
Series REGS, 7.30%, 9/30/2033	750,000	415,890
Series REGS, 7.50%, 1/31/2027	300,000	215,643
Series REGS, 7.50%, 2/16/2061	400,000	201,208
Series REGS, 7.60%, 3/1/2029	1,250,000	801,625
Series REGS, 7.90%, 2/21/2048	1,480,000	755,170
Series REGS, 8.50%, 1/31/2047	400,000	212,472
8.75%, 9/30/2051	200,000	107,135
Series REGS, 8.88%, 5/29/2050	450,000	243,000
		4,213,585

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ETHIOPIA — 0.1%
Ethiopia International Bonds Series REGS, 6.63%, 12/11/2024	$200,000	$128,572
GABON — 0.1%
Gabon Government International Bonds Series REGS, 6.63%, 2/6/2031	400,000	296,500
GEORGIA — 0.1%
Georgia Government International Bonds Series REGS, 2.75%, 4/22/2026	200,000	178,120
GUATEMALA — 1.0%
Guatemala Government Bonds:
3.70%, 10/7/2033	200,000	153,796
Series REGS, 4.50%, 5/3/2026	378,000	359,119
4.65%, 10/7/2041	300,000	222,021
Series REGS, 4.88%, 2/13/2028	300,000	278,574
Series REGS, 6.13%, 6/1/2050	907,000	781,453
6.60%, 6/13/2036	200,000	192,202
		1,987,165
HONDURAS — 0.1%
Honduras Government International Bonds Series REGS, 5.63%, 6/24/2030	300,000	255,540
HUNGARY — 2.1%
Hungary Government International Bonds:
2.13%, 9/22/2031 (b)	650,000	478,484
Series REGS, 3.13%, 9/21/2051	150,000	82,695
5.25%, 6/16/2029	400,000	381,492
6.13%, 5/22/2028	700,000	697,417
6.25%, 9/22/2032	900,000	876,519
6.75%, 9/25/2052	700,000	663,530
7.63%, 3/29/2041	600,000	626,952
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	300,000	297,000
		4,104,089
INDIA — 1.5%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	1,300,000	1,006,213
Series REGS, 3.38%, 8/5/2026	550,000	517,121
3.88%, 2/1/2028	1,400,000	1,294,146
5.50%, 1/18/2033	200,000	191,126
		3,008,606
Security Description	Principal Amount	Value
INDONESIA — 4.2%
Indonesia Government International Bonds:
2.15%, 7/28/2031	$500,000	$390,045
2.85%, 2/14/2030	733,000	624,934
3.40%, 9/18/2029	400,000	356,540
Series REGS, 3.85%, 7/18/2027	200,000	189,016
3.85%, 10/15/2030	600,000	537,864
4.15%, 9/20/2027	500,000	476,830
4.20%, 10/15/2050	558,000	426,479
4.30%, 3/31/2052	500,000	386,995
4.35%, 1/11/2048	488,000	387,906
4.45%, 4/15/2070	282,000	213,793
4.55%, 1/11/2028	200,000	193,450
4.75%, 2/11/2029	100,000	96,292
4.85%, 1/11/2033	400,000	381,048
Series REGS, 5.13%, 1/15/2045	823,000	745,194
5.25%, 1/17/2042	200,000	185,570
5.65%, 1/11/2053	400,000	382,052
Series REGS, 5.95%, 1/8/2046	400,000	397,860
Series REGS, 6.63%, 2/17/2037	200,000	212,538
7.75%, 1/17/2038	500,000	585,935
Series REGS, 8.50%, 10/12/2035	200,000	244,496
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027	700,000	671,048
		8,085,885
IRAQ — 0.2%
Iraq International Bonds 5.80%, 1/15/2028	393,750	363,516
IVORY COAST — 0.3%
Ivory Coast Government International Bonds Series REGS, 6.13%, 6/15/2033	600,000	496,524
JAMAICA — 0.8%
Jamaica Government International Bonds:
6.75%, 4/28/2028	600,000	609,810
7.88%, 7/28/2045	600,000	659,992
8.00%, 3/15/2039	200,000	228,412
		1,498,214
JORDAN — 0.9%
Jordan Government International Bonds:
Series REGS, 5.75%, 1/31/2027	300,000	285,438
Series REGS, 6.13%, 1/29/2026	800,000	782,131

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 7.38%, 10/10/2047	$500,000	$411,600
7.75%, 1/15/2028	200,000	199,166
		1,678,335
KAZAKHSTAN — 0.6%
Kazakhstan Government International Bonds:
Series REGS, 4.88%, 10/14/2044	600,000	513,576
Series REGS, 6.50%, 7/21/2045	565,000	573,373
		1,086,949
KENYA — 0.6%
Republic of Kenya Government International Bonds:
Series REGS, 6.30%, 1/23/2034	200,000	132,635
Series REGS, 6.88%, 6/24/2024	200,000	184,684
Series REGS, 7.00%, 5/22/2027	416,000	351,520
Series REGS, 8.00%, 5/22/2032	200,000	154,996
Series REGS, 8.25%, 2/28/2048	600,000	407,454
		1,231,289
MALAYSIA — 0.3%
Malaysia Wakala Sukuk Bhd:
Series REGS, 2.07%, 4/28/2031	300,000	244,686
3.08%, 4/28/2051	550,000	369,672
		614,358
MEXICO — 2.6%
Mexico Government International Bonds:
2.66%, 5/24/2031	300,000	237,054
3.25%, 4/16/2030	600,000	510,798
3.75%, 1/11/2028	200,000	185,142
Series EMTN, 3.75%, 4/19/2071	150,000	85,293
3.77%, 5/24/2061	604,000	353,981
4.28%, 8/14/2041	200,000	147,994
4.40%, 2/12/2052	742,000	514,703
4.60%, 1/23/2046	400,000	295,100
4.75%, 4/27/2032	250,000	225,065
Series MTN, 4.75%, 3/8/2044	1,000,000	766,750
5.00%, 4/27/2051	200,000	153,826
5.55%, 1/21/2045	200,000	172,066
Series GMTN, 5.75%, 10/12/2110	150,000	119,217
6.35%, 2/9/2035	1,200,000	1,174,476
Security Description	Principal Amount	Value
Series MTNA, 7.50%, 4/8/2033	$200,000	$215,596
		5,157,061
MONGOLIA — 0.3%
Mongolia Government International Bonds:
Series REGS, 3.50%, 7/7/2027	200,000	168,022
Series REGS, 5.13%, 4/7/2026	200,000	187,130
8.65%, 1/19/2028	200,000	199,276
		554,428
MOROCCO — 0.8%
Morocco Government International Bonds:
Series REGS, 2.38%, 12/15/2027	200,000	171,792
Series REGS, 3.00%, 12/15/2032	550,000	418,000
Series REGS, 4.00%, 12/15/2050	728,000	449,540
5.95%, 3/8/2028	300,000	295,500
6.50%, 9/8/2033	200,000	196,000
		1,530,832
MOZAMBIQUE — 0.1%
Mozambique International Bonds Series REGS, 9.00%, 9/15/2031 (e)	200,000	156,362
NAMIBIA — 0.1%
Namibia International Bonds Series REGS, 5.25%, 10/29/2025	200,000	188,180
NIGERIA — 1.8%
Nigeria Government International Bonds:
Series REGS, 6.13%, 9/28/2028	200,000	159,000
Series REGS, 6.50%, 11/28/2027	803,000	668,401
Series REGS, 7.14%, 2/23/2030	500,000	393,818
Series REGS, 7.38%, 9/28/2033	350,000	258,216
Series REGS, 7.63%, 11/21/2025	200,000	191,400
Series REGS, 7.63%, 11/28/2047	400,000	265,949
Series REGS, 7.70%, 2/23/2038	200,000	139,600
8.38%, 3/24/2029	300,000	256,500
Series REGS, 8.75%, 1/21/2031	1,200,000	1,009,728

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 9.25%, 1/21/2049	$300,000	$230,616
		3,573,228
OMAN — 3.4%
Oman Government International Bonds:
Series REGS, 4.75%, 6/15/2026	700,000	678,125
Series REGS, 5.38%, 3/8/2027	400,000	389,320
5.63%, 1/17/2028	300,000	292,050
Series REGS, 6.00%, 8/1/2029	1,571,000	1,538,801
Series REGS, 6.25%, 1/25/2031	200,000	197,258
Series REGS, 6.50%, 3/8/2047	400,000	356,600
Series REGS, 6.75%, 10/28/2027	650,000	660,517
Series REGS, 6.75%, 1/17/2048	610,000	559,717
Series REGS, 7.00%, 1/25/2051	600,000	564,439
Series REGS, 7.38%, 10/28/2032	645,000	681,197
Oman Sovereign Sukuk Co. Series REGS, 5.93%, 10/31/2025	650,000	648,505
		6,566,529
PANAMA — 3.5%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	325,624
3.16%, 1/23/2030	515,000	433,759
3.30%, 1/19/2033	1,550,000	1,211,666
3.75%, 4/17/2026	800,000	759,848
3.87%, 7/23/2060	550,000	317,526
3.88%, 3/17/2028	996,000	916,181
4.30%, 4/29/2053	485,000	316,632
4.50%, 5/15/2047	510,000	358,698
4.50%, 4/16/2050	546,000	373,257
4.50%, 4/1/2056	1,815,000	1,196,303
6.70%, 1/26/2036	350,000	345,922
6.85%, 3/28/2054	200,000	185,832
7.13%, 1/29/2026	85,000	86,544
		6,827,792
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bonds Series REGS, 8.38%, 10/4/2028	200,000	185,978
Security Description	Principal Amount	Value
PARAGUAY — 0.8%
Paraguay Government International Bonds:
3.85%, 6/28/2033	$200,000	$163,856
Series REGS, 4.95%, 4/28/2031	350,000	323,533
Series REGS, 5.00%, 4/15/2026	307,000	298,643
Series REGS, 5.40%, 3/30/2050	900,000	709,002
		1,495,034
PERU — 2.4%
Corp. Financiera de Desarrollo SA Series REGS, 2.40%, 9/28/2027	200,000	171,914
Fondo MIVIVIENDA SA 4.63%, 4/12/2027	400,000	378,144
Peru Government International Bonds:
1.86%, 12/1/2032	550,000	396,962
2.78%, 1/23/2031	1,492,000	1,223,127
2.78%, 12/1/2060	75,000	39,875
3.00%, 1/15/2034	800,000	615,480
3.23%, 7/28/2121	700,000	365,358
3.30%, 3/11/2041	200,000	138,280
3.55%, 3/10/2051	250,000	164,632
3.60%, 1/15/2072	500,000	296,775
5.63%, 11/18/2050	605,000	558,736
8.75%, 11/21/2033	200,000	238,016
		4,587,299
PHILIPPINES — 4.6%
Philippines Government International Bonds:
1.65%, 6/10/2031	886,000	671,517
2.46%, 5/5/2030	907,000	749,962
2.65%, 12/10/2045	475,000	285,570
2.95%, 5/5/2045	300,000	191,571
3.00%, 2/1/2028	200,000	181,472
3.20%, 7/6/2046	1,100,000	723,778
3.56%, 9/29/2032	800,000	688,640
3.70%, 3/1/2041	1,111,000	836,638
3.70%, 2/2/2042	300,000	223,797
3.75%, 1/14/2029	641,000	592,919
3.95%, 1/20/2040	338,000	267,767
5.00%, 7/17/2033	500,000	480,765
5.50%, 3/30/2026	500,000	502,475
5.50%, 1/17/2048	600,000	563,682
5.61%, 4/13/2033	200,000	200,182
6.38%, 10/23/2034	476,000	501,747
7.75%, 1/14/2031	400,000	451,486
9.50%, 2/2/2030	500,000	605,813
10.63%, 3/16/2025	209,000	223,594
		8,943,375

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
POLAND — 1.7%
Republic of Poland Government International Bonds:
3.25%, 4/6/2026	$200,000	$190,008
4.88%, 10/4/2033	1,100,000	1,021,350
5.50%, 11/16/2027	500,000	500,415
5.50%, 4/4/2053	800,000	722,760
5.75%, 11/16/2032	900,000	901,017
		3,335,550
QATAR — 0.1%
Qatar Government International Bonds Series REGS, 5.75%, 1/20/2042	200,000	203,804
ROMANIA — 1.9%
Romania Government International Bonds:
Series REGS, 3.00%, 2/14/2031	600,000	482,148
3.63%, 3/27/2032	300,000	243,450
Series REGS, 4.00%, 2/14/2051	550,000	349,855
Series REGS, 5.13%, 6/15/2048	1,100,000	857,054
5.25%, 11/25/2027	300,000	291,732
6.00%, 5/25/2034 (b)	500,000	469,658
6.63%, 2/17/2028	800,000	809,312
7.13%, 1/17/2033	200,000	204,486
		3,707,695
RWANDA — 0.1%
Rwanda International Government Bonds Series REGS, 5.50%, 8/9/2031	200,000	154,486
SAUDI ARABIA — 4.3%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	188,756
5.27%, 10/25/2028	200,000	200,128
Saudi Government International Bonds:
Series REGS, 2.25%, 2/2/2033	300,000	229,703
Series REGS, 2.50%, 2/3/2027	200,000	182,000
Series REGS, 2.75%, 2/3/2032	250,000	207,325
2.90%, 10/22/2025	300,000	284,166
Series REGS, 3.25%, 10/26/2026	500,000	469,070
Series REGS, 3.25%, 10/22/2030	600,000	525,000
Series REGS, 3.63%, 3/4/2028	1,638,000	1,527,271
Series REGS, 3.75%, 1/21/2055	200,000	132,626
Security Description	Principal Amount	Value
Series REGS, 4.50%, 4/17/2030	$200,000	$190,646
Series REGS, 4.50%, 10/26/2046	1,050,000	826,884
Series REGS, 4.50%, 4/22/2060	200,000	153,460
Series REGS, 4.63%, 10/4/2047	400,000	317,432
4.75%, 1/18/2028	400,000	390,461
4.88%, 7/18/2033	1,000,000	950,000
Series REGS, 5.00%, 4/17/2049	400,000	334,072
5.00%, 1/18/2053	600,000	498,000
Series REGS, 5.25%, 1/16/2050	581,000	504,425
5.50%, 10/25/2032	200,000	199,988
		8,311,413
SENEGAL — 0.2%
Senegal Government International Bonds 6.25%, 5/23/2033	600,000	480,032
SERBIA — 0.4%
Serbia International Bonds:
Series REGS, 2.13%, 12/1/2030	700,000	513,166
6.50%, 9/26/2033	300,000	285,158
		798,324
SOUTH AFRICA — 2.2%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	700,000	604,541
4.85%, 9/30/2029	500,000	428,040
4.88%, 4/14/2026	600,000	570,864
5.00%, 10/12/2046	650,000	399,925
5.38%, 7/24/2044	200,000	133,803
5.65%, 9/27/2047	300,000	199,191
5.75%, 9/30/2049	450,000	297,783
5.88%, 6/22/2030	300,000	265,182
5.88%, 4/20/2032	700,000	594,090
6.30%, 6/22/2048	1,200,000	856,956
		4,350,375
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bonds Series REGS, 7.13%, 9/14/2027	200,000	162,600
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bonds:
Series REGS, 4.50%, 8/4/2026	200,000	191,782

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 4.50%, 6/26/2030	$250,000	$231,828
		423,610
TUNISIA — 0.1%
Tunisian Republic Series REGS, 5.75%, 1/30/2025	200,000	136,224
TURKEY — 5.2%
Turkey Government International Bonds:
4.75%, 1/26/2026	1,100,000	1,025,706
4.88%, 4/16/2043	600,000	379,488
5.13%, 2/17/2028	500,000	445,205
5.25%, 3/13/2030	500,000	414,980
5.75%, 5/11/2047	400,000	269,808
5.88%, 6/26/2031	450,000	377,383
5.95%, 1/15/2031	400,000	339,500
6.00%, 3/25/2027	823,000	767,192
6.00%, 1/14/2041	400,000	294,116
6.13%, 10/24/2028	200,000	182,250
6.38%, 10/14/2025	1,100,000	1,067,033
6.50%, 9/20/2033	800,000	684,520
6.63%, 2/17/2045	1,100,000	838,944
6.75%, 5/30/2040	400,000	317,982
7.63%, 4/26/2029	1,400,000	1,340,276
8.00%, 2/14/2034	100,000	95,492
8.60%, 9/24/2027	200,000	202,722
9.38%, 1/19/2033	350,000	355,758
9.88%, 1/15/2028	700,000	736,659
		10,135,014
UNITED ARAB EMIRATES — 1.9%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	135,978
Finance Department Government of Sharjah:
3.63%, 3/10/2033	$400,000	314,612
Series REGS, 4.00%, 7/28/2050	500,000	289,999
Series REGS, 4.38%, 3/10/2051	200,000	124,500
6.50%, 11/23/2032	700,000	695,723
RAK Capital Series EMTN, 3.09%, 3/31/2025	793,000	759,456
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	400,000	360,820
3.20%, 7/13/2031	300,000	249,732
Series EMTN, 3.85%, 4/3/2026	411,000	391,808
Series EMTN, 4.23%, 3/14/2028	400,000	374,332
		3,696,960
Security Description	Principal Amount	Value
URUGUAY — 2.1%
Uruguay Government International Bonds:
4.38%, 1/23/2031	$1,300,000	$1,242,735
4.98%, 4/20/2055	400,000	346,712
5.10%, 6/18/2050	1,620,000	1,437,701
5.75%, 10/28/2034	550,000	562,205
7.63%, 3/21/2036	400,000	459,684
		4,049,037
UZBEKISTAN — 0.3%
Republic of Uzbekistan International Bonds:
Series REGS, 3.70%, 11/25/2030	500,000	390,000
3.90%, 10/19/2031 (b)	200,000	155,734
		545,734
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $169,969,706)		147,688,257
	Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f)(g)	883,230	883,406
State Street Navigator Securities Lending Portfolio II (h)(i)	4,111,068	4,111,068
TOTAL SHORT-TERM INVESTMENTS (Cost $4,994,477)		4,994,474
TOTAL INVESTMENTS — 100.6% (Cost $223,986,206)		195,771,130
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,134,835)
NET ASSETS — 100.0%		$194,636,295
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
MTNA	Medium Term Note, Series A

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$43,088,399	$—	$43,088,399
Foreign Government Obligations	—	147,688,257	—	147,688,257
Short-Term Investments	4,994,474	—	—	4,994,474
TOTAL INVESTMENTS	$4,994,474	$190,776,656	$—	$195,771,130
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,452	$468,546	$4,106,930	$3,692,034	$(25)	$(11)	883,230	$883,406	$8,533
State Street Navigator Securities Lending Portfolio II	2,433,087	2,433,087	9,634,663	7,956,682	—	—	4,111,068	4,111,068	4,110
Total		$2,901,633	$13,741,593	$11,648,716	$(25)	$(11)		$4,994,474	$12,643
See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 3.9%
Boeing Co.:
2.20%, 2/4/2026	$217,000	$199,296
3.63%, 2/1/2031	45,000	38,841
5.15%, 5/1/2030	127,000	121,317
5.71%, 5/1/2040	90,000	83,047
5.81%, 5/1/2050 (a)	152,000	138,174
5.93%, 5/1/2060	103,000	92,539
L3Harris Technologies, Inc. 5.40%, 7/31/2033	45,000	43,246
Lockheed Martin Corp. 4.07%, 12/15/2042	40,000	32,688
Northrop Grumman Corp.:
3.25%, 1/15/2028	60,000	55,016
4.03%, 10/15/2047	60,000	45,944
RTX Corp.:
4.13%, 11/16/2028	90,000	83,940
4.50%, 6/1/2042	95,000	77,891
5.15%, 2/27/2033	40,000	37,887
		1,049,826
AGRICULTURE — 2.4%
Altria Group, Inc.:
2.45%, 2/4/2032	25,000	18,854
3.40%, 2/4/2041	50,000	32,383
4.80%, 2/14/2029 (a)	54,000	51,389
5.80%, 2/14/2039	60,000	55,567
5.95%, 2/14/2049 (a)	117,000	105,201
BAT Capital Corp.:
2.26%, 3/25/2028	40,000	33,880
4.39%, 8/15/2037	55,000	42,022
Philip Morris International, Inc.:
5.13%, 11/17/2027	55,000	53,875
5.13%, 2/15/2030	130,000	124,541
5.38%, 2/15/2033	70,000	66,361
5.75%, 11/17/2032	40,000	39,036
6.38%, 5/16/2038	40,000	40,597
		663,706
AIRLINES — 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (b)	95,000	90,226
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (b)	67,500	66,860
Southwest Airlines Co. 5.13%, 6/15/2027	60,000	58,517
		215,603
APPAREL — 0.1%
NIKE, Inc. 2.85%, 3/27/2030	42,000	36,342
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.3%
General Motors Co.:
5.60%, 10/15/2032 (a)	$50,000	$46,672
6.13%, 10/1/2025	25,000	24,962
6.25%, 10/2/2043	42,000	37,630
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	82,000	73,266
5.25%, 3/1/2026	125,000	122,096
5.80%, 6/23/2028	75,000	73,322
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (a)	40,000	47,328
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (b)	145,000	125,230
Toyota Motor Credit Corp.:
Series MTN, 3.05%, 3/22/2027	42,000	38,943
4.45%, 5/18/2026	50,000	48,885
		638,334
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.10%, 12/1/2051	40,000	22,851
BANKS — 28.1%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	148,000	131,091
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	139,000	89,052
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	132,000	103,695
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	171,000	153,448
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	161,000	119,377
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	361,000	320,652
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	100,000	92,019
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	45,000	41,920
Barclays PLC 4.38%, 1/12/2026	80,000	76,685
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	90,000	79,565
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	90,000	69,671
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	102,000	81,327
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	90,000	71,128
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	102,000	97,326

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 10/21/2026	$200,000	$184,607
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	90,000	75,098
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	116,000	104,265
4.45%, 9/29/2027	59,000	55,392
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	80,000	79,190
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	95,000	90,962
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	70,000	69,806
Credit Suisse AG 7.50%, 2/15/2028	70,000	73,172
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	65,000	57,855
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	126,000	111,152
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	121,000	92,188
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	98,000	76,547
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	90,000	80,214
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	90,000	69,488
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (c)	96,000	76,856
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	96,000	88,549
3.85%, 1/26/2027	100,000	93,792
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	102,000	94,248
6.75%, 10/1/2037	162,000	163,931
HSBC Holdings PLC:
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	80,000	70,578
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	90,000	69,674
3.90%, 5/25/2026	72,000	68,122
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	90,000	79,131
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	70,000	64,763
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	45,000	43,216
4.30%, 3/8/2026	90,000	86,374
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	85,000	78,574
4.95%, 3/31/2030 (a)	72,000	67,238
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (c)	70,000	64,512
Security Description	Principal Amount	Value
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	$85,000	$81,570
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	102,000	90,998
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	102,000	95,726
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	108,000	90,282
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	102,000	81,196
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	43,000	27,881
SOFR + 1.99%, 4.85%, 7/25/2028 (a) (c)	104,000	100,203
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	130,000	119,631
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (c)	455,000	437,288
Morgan Stanley:
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	52,000	46,264
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	102,000	76,929
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	102,000	83,320
Series MTN, 3.13%, 7/27/2026	375,000	348,344
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	115,000	99,073
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	85,000	77,481
Series GMTN, 3.88%, 1/27/2026	75,000	71,692
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	90,000	83,244
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	70,000	65,025
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	85,000	85,432
PNC Financial Services Group, Inc. SOFR + 1.84%, 5.58%, 6/12/2029 (c)	75,000	72,743
Sumitomo Mitsui Financial Group, Inc. 5.71%, 1/13/2030 (a)	200,000	195,666
UBS Group AG:
SOFR + 3.73%, 4.19%, 4/1/2031 (b) (c)	175,000	153,175
SOFR + 3.92%, 6.54%, 8/12/2033 (b) (c)	80,000	79,094

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	$137,000	$114,199
3.00%, 4/22/2026 (a)	105,000	97,773
3.00%, 10/23/2026	102,000	93,607
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a) (c)	76,000	61,484
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	106,000	97,336
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	104,000	94,160
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	162,000	135,591
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	235,000	219,791
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	110,000	107,304
		7,639,952
BEVERAGES — 4.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026 (a)	96,000	92,222
4.70%, 2/1/2036	121,000	110,893
4.90%, 2/1/2046 (a)	266,000	232,605
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	70,000	62,369
4.00%, 4/13/2028	32,000	30,273
4.44%, 10/6/2048	65,000	53,487
4.60%, 4/15/2048	52,000	43,844
4.75%, 1/23/2029	131,000	127,042
5.45%, 1/23/2039	70,000	67,599
5.55%, 1/23/2049	156,000	149,646
5.80%, 1/23/2059	70,000	68,300
Coca-Cola Co.:
1.65%, 6/1/2030	65,000	52,048
2.25%, 1/5/2032 (a)	60,000	48,674
3.00%, 3/5/2051	50,000	33,465
Molson Coors Beverage Co.:
3.00%, 7/15/2026	60,000	55,761
4.20%, 7/15/2046 (a)	50,000	37,567
PepsiCo, Inc. 2.75%, 3/19/2030	80,000	69,271
		1,335,066
BIOTECHNOLOGY — 2.5%
Amgen, Inc.:
5.25%, 3/2/2030	140,000	136,801
5.25%, 3/2/2033	120,000	114,855
5.60%, 3/2/2043	80,000	74,423
5.65%, 3/2/2053	225,000	210,351
5.75%, 3/2/2063	75,000	69,178
Security Description	Principal Amount	Value
Gilead Sciences, Inc. 3.65%, 3/1/2026	$78,000	$74,653
		680,261
CHEMICALS — 1.2%
Celanese U.S. Holdings LLC 6.17%, 7/15/2027	50,000	49,301
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	54,000	52,696
4.73%, 11/15/2028	66,000	63,767
5.32%, 11/15/2038	45,000	41,979
5.42%, 11/15/2048	65,000	59,591
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (a) (b)	40,000	23,286
Sherwin-Williams Co. 3.45%, 6/1/2027	42,000	39,106
		329,726
COMMERCIAL SERVICES — 0.2%
United Rentals North America, Inc. 6.00%, 12/15/2029 (b)	45,000	43,843
COMPUTERS — 2.2%
Apple, Inc.:
2.65%, 2/8/2051	100,000	60,670
3.25%, 2/23/2026	96,000	91,759
3.85%, 5/4/2043	65,000	52,484
4.65%, 2/23/2046	121,000	107,957
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	107,000	107,375
International Business Machines Corp.:
3.30%, 5/15/2026	70,000	66,350
3.50%, 5/15/2029	116,000	104,794
4.25%, 5/15/2049 (a)	0	—
		591,389
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	60,000	49,993
3.38%, 4/5/2040	40,000	28,594
3.58%, 4/5/2050	60,000	40,455
		119,042
DIVERSIFIED FINANCIAL SERVICES — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026 (a)	120,000	107,431
3.00%, 10/29/2028	100,000	85,729
3.30%, 1/30/2032	101,000	80,296
Air Lease Corp. Series MTN, 2.88%, 1/15/2026	42,000	39,078
Nasdaq, Inc. 5.55%, 2/15/2034	35,000	33,390

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Visa, Inc.:
3.15%, 12/14/2025 (a)	$111,000	$105,951
4.30%, 12/14/2045	102,000	86,111
		537,986
ELECTRIC — 1.9%
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	43,000	36,979
Duke Energy Corp. 2.65%, 9/1/2026	40,000	36,771
Eversource Energy 5.45%, 3/1/2028	40,000	39,530
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	42,000	35,530
2.25%, 6/1/2030 (a)	105,000	84,051
3.55%, 5/1/2027	42,000	39,115
Pacific Gas & Electric Co.:
4.50%, 7/1/2040	55,000	40,965
4.55%, 7/1/2030	90,000	79,485
4.95%, 7/1/2050 (a)	110,000	81,843
Southern Co. 3.25%, 7/1/2026	55,000	51,553
		525,822
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031	45,000	34,545
2.50%, 11/1/2026	42,000	38,842
		73,387
ENTERTAINMENT — 1.8%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	120,000	110,759
4.28%, 3/15/2032	145,000	122,991
5.05%, 3/15/2042	135,000	104,435
5.14%, 3/15/2052	190,000	141,107
		479,292
FOOD — 0.7%
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	54,000	50,599
4.38%, 6/1/2046	75,000	58,262
5.20%, 7/15/2045	55,000	48,054
Tyson Foods, Inc. 5.10%, 9/28/2048	45,000	36,575
		193,490
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	86,000	78,485
HEALTH CARE SERVICES — 0.7%
Centene Corp. 4.63%, 12/15/2029	100,000	90,220
HCA, Inc. 3.50%, 9/1/2030	80,000	67,750
Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 5.30%, 2/15/2030	$35,000	$34,755
		192,725
HOUSEHOLD PRODUCTS — 0.3%
Kenvue, Inc. 5.05%, 3/22/2053 (b)	45,000	40,835
Procter & Gamble Co. 3.00%, 3/25/2030	45,000	39,968
		80,803
INSURANCE — 1.1%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	50,000	31,008
3.85%, 3/15/2052	75,000	55,838
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (a)	72,000	68,695
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	27,000	25,628
Equitable Holdings, Inc. 4.35%, 4/20/2028	45,000	41,897
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	52,000	49,290
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	45,000	31,247
		303,603
INTERNET — 1.2%
Amazon.com, Inc.:
2.10%, 5/12/2031	90,000	72,181
3.10%, 5/12/2051	96,000	63,178
3.15%, 8/22/2027	102,000	94,884
4.05%, 8/22/2047	102,000	82,033
		312,276
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	45,000	44,378
Otis Worldwide Corp. 2.57%, 2/15/2030	45,000	37,310
		81,688
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	100,000	87,261
Comcast Corp.:
2.89%, 11/1/2051	146,000	86,172
2.94%, 11/1/2056	174,000	99,147
4.15%, 10/15/2028	116,000	109,877
		382,457

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.4%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/2043	$75,000	$67,625
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	54,000	46,047
		113,672
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.15%, 3/15/2033 (a)	40,000	36,143
General Electric Co. Series A, 6.75%, 3/15/2032	40,000	43,357
Siemens Financieringsmaatschappij NV 2.15%, 3/11/2031 (b)	50,000	39,962
		119,462
OIL & GAS — 5.2%
Apache Corp. 5.10%, 9/1/2040	40,000	31,830
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	60,000	48,748
2.94%, 6/4/2051 (a)	66,000	40,319
3.00%, 2/24/2050	70,000	43,698
4.23%, 11/6/2028	60,000	57,001
4.81%, 2/13/2033	65,000	60,812
4.89%, 9/11/2033	75,000	70,442
BP Capital Markets PLC 3.28%, 9/19/2027	42,000	38,979
Chevron Corp.:
2.24%, 5/11/2030	46,000	38,367
2.95%, 5/16/2026	66,000	62,391
Continental Resources, Inc. 5.75%, 1/15/2031 (a) (b)	52,000	48,810
Equinor ASA 3.13%, 4/6/2030 (a)	52,000	45,990
Exxon Mobil Corp.:
2.61%, 10/15/2030	90,000	75,990
3.04%, 3/1/2026 (a)	72,000	68,270
3.45%, 4/15/2051	78,000	54,434
3.48%, 3/19/2030	45,000	40,595
4.23%, 3/19/2040	30,000	25,526
4.33%, 3/19/2050 (a)	80,000	65,668
Occidental Petroleum Corp.:
6.45%, 9/15/2036	50,000	49,245
6.63%, 9/1/2030	40,000	40,483
Shell International Finance BV:
2.38%, 11/7/2029	42,000	35,723
2.75%, 4/6/2030 (a)	45,000	38,663
2.88%, 5/10/2026	70,000	66,031
3.25%, 4/6/2050	55,000	36,626
3.88%, 11/13/2028	42,000	39,636
4.38%, 5/11/2045	80,000	65,608
6.38%, 12/15/2038	80,000	85,206
Security Description	Principal Amount	Value
TotalEnergies Capital International SA 3.13%, 5/29/2050 (a)	$75,000	$48,793
		1,423,884
OIL & GAS SERVICES — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.34%, 12/15/2027	40,000	36,515
Halliburton Co. 5.00%, 11/15/2045	60,000	50,781
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	45,000	41,965
		129,261
PACKAGING & CONTAINERS — 0.2%
Berry Global, Inc. 1.57%, 1/15/2026	47,000	42,489
PHARMACEUTICALS — 8.7%
AbbVie, Inc.:
2.95%, 11/21/2026	118,000	109,522
3.20%, 11/21/2029	165,000	145,611
4.05%, 11/21/2039	106,000	86,504
4.25%, 11/21/2049	137,000	108,442
4.70%, 5/14/2045	90,000	76,557
AstraZeneca PLC 6.45%, 9/15/2037	84,000	90,677
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (b)	100,000	92,858
Bristol-Myers Squibb Co. 4.25%, 10/26/2049	108,000	85,406
Cigna Group:
4.38%, 10/15/2028	105,000	99,278
4.90%, 12/15/2048	90,000	75,968
CVS Health Corp.:
4.30%, 3/25/2028	144,000	136,227
4.78%, 3/25/2038	144,000	124,233
5.05%, 3/25/2048 (a)	233,000	193,812
5.13%, 7/20/2045 (a)	102,000	86,089
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	75,000	81,251
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	90,000	86,702
4.65%, 5/19/2030	150,000	143,648
4.75%, 5/19/2033	140,000	132,544
5.11%, 5/19/2043	85,000	78,099
5.30%, 5/19/2053	165,000	153,774
5.34%, 5/19/2063	120,000	109,722
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	81,000	75,620
		2,372,544

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 4.3%
Cheniere Energy Partners LP 4.00%, 3/1/2031	$145,000	$124,073
Cheniere Energy, Inc. 4.63%, 10/15/2028	45,000	41,431
Columbia Pipelines Operating Co. LLC COR, 6.04%, 11/15/2033 (b)	40,000	39,042
Enbridge, Inc. 5.70%, 3/8/2033	65,000	62,286
Energy Transfer LP:
3.75%, 5/15/2030	37,000	32,225
5.00%, 5/15/2050 (a)	60,000	47,030
5.25%, 4/15/2029	42,000	40,252
5.75%, 2/15/2033	45,000	43,265
6.25%, 4/15/2049	55,000	50,408
Enterprise Products Operating LLC 4.85%, 3/15/2044	40,000	34,393
Kinder Morgan, Inc.:
5.20%, 6/1/2033	45,000	41,638
5.55%, 6/1/2045	50,000	43,019
MPLX LP:
1.75%, 3/1/2026	42,000	38,070
2.65%, 8/15/2030	42,000	33,865
4.50%, 4/15/2038	50,000	40,421
4.95%, 3/14/2052	44,000	34,384
5.50%, 2/15/2049	45,000	37,999
ONEOK, Inc.:
6.05%, 9/1/2033	45,000	44,224
6.63%, 9/1/2053	50,000	48,929
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	95,000	87,096
5.00%, 3/15/2027	40,000	38,789
5.88%, 6/30/2026	50,000	49,890
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	45,000	42,111
Williams Cos., Inc. 2.60%, 3/15/2031	88,000	70,051
		1,164,891
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	48,000	42,708
VICI Properties LP 5.13%, 5/15/2032	55,000	49,195
		91,903
RETAIL — 4.0%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	55,000	41,722
Costco Wholesale Corp. 1.60%, 4/20/2030 (a)	50,000	40,102
Home Depot, Inc.:
2.70%, 4/15/2030	92,000	78,489
2.95%, 6/15/2029	50,000	44,500
3.00%, 4/1/2026	30,000	28,430
Security Description	Principal Amount	Value
3.63%, 4/15/2052 (a)	$40,000	$28,512
4.50%, 12/6/2048	95,000	79,463
5.88%, 12/16/2036 (a)	70,000	72,076
Lowe's Cos., Inc.:
2.50%, 4/15/2026	45,000	41,790
2.63%, 4/1/2031	57,000	46,125
3.10%, 5/3/2027	42,000	38,682
3.65%, 4/5/2029	42,000	38,108
3.75%, 4/1/2032 (a)	42,000	36,355
4.25%, 4/1/2052	30,000	22,173
5.63%, 4/15/2053 (a)	75,000	68,463
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	45,000	31,729
Series MTN, 3.70%, 1/30/2026	50,000	48,086
Series MTN, 4.88%, 12/9/2045	55,000	47,546
Walmart, Inc.:
1.80%, 9/22/2031	50,000	39,370
2.65%, 9/22/2051	32,000	19,747
3.70%, 6/26/2028 (a)	42,000	39,757
3.90%, 9/9/2025	81,000	78,951
4.50%, 4/15/2053	90,000	77,457
		1,087,633
SEMICONDUCTORS — 0.7%
Broadcom, Inc.:
3.14%, 11/15/2035 (b)	96,000	69,944
3.47%, 4/15/2034 (b)	96,000	75,355
3.50%, 2/15/2041 (b)	80,000	55,401
		200,700
SOFTWARE — 4.5%
Fiserv, Inc. 3.50%, 7/1/2029	85,000	75,750
Microsoft Corp.:
2.40%, 8/8/2026	121,000	112,388
2.53%, 6/1/2050	181,000	110,106
2.68%, 6/1/2060	103,000	60,541
2.92%, 3/17/2052	185,000	121,304
3.13%, 11/3/2025	75,000	71,850
3.30%, 2/6/2027	116,000	110,056
Oracle Corp.:
2.65%, 7/15/2026	80,000	73,755
2.88%, 3/25/2031	86,000	70,228
2.95%, 4/1/2030	81,000	68,172
3.60%, 4/1/2040	80,000	57,535
3.60%, 4/1/2050	132,000	85,535
3.85%, 4/1/2060	102,000	64,838
3.95%, 3/25/2051	96,000	65,851
4.00%, 7/15/2046	90,000	63,579
		1,211,488
TELECOMMUNICATIONS — 7.3%
AT&T, Inc.:
2.55%, 12/1/2033	88,000	64,567

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/1/2031	$80,000	$64,017
3.50%, 9/15/2053	226,000	139,780
3.55%, 9/15/2055	198,000	121,198
3.65%, 6/1/2051	60,000	38,660
3.65%, 9/15/2059	226,000	137,728
3.80%, 12/1/2057	174,000	110,506
4.30%, 2/15/2030	90,000	81,934
4.35%, 3/1/2029 (a)	65,000	60,421
T-Mobile USA, Inc.:
3.75%, 4/15/2027	101,000	94,340
3.88%, 4/15/2030	204,000	180,807
Verizon Communications, Inc.:
2.10%, 3/22/2028	40,000	34,344
2.36%, 3/15/2032	99,000	75,540
2.55%, 3/21/2031	191,000	152,133
2.65%, 11/20/2040	50,000	31,530
2.99%, 10/30/2056	109,000	60,448
3.40%, 3/22/2041	108,000	76,110
3.55%, 3/22/2051	126,000	83,028
3.70%, 3/22/2061	103,000	65,546
4.02%, 12/3/2029	114,000	103,254
4.13%, 3/16/2027	96,000	91,267
4.33%, 9/21/2028	126,000	118,356
		1,985,514
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	50,000	45,836
Canadian Pacific Railway Co.:
2.45%, 12/2/2031 (a)	42,000	36,388
3.10%, 12/2/2051	54,000	33,851
United Parcel Service, Inc. 6.20%, 1/15/2038	45,000	48,084
		164,159
TOTAL CORPORATE BONDS & NOTES (Cost $28,680,442)		26,715,555

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (d) (e)	157,189	$157,220
State Street Navigator Securities Lending Portfolio II (f) (g)	1,016,333	1,016,333
TOTAL SHORT-TERM INVESTMENTS (Cost $1,173,558)		1,173,553
TOTAL INVESTMENTS — 102.5% (Cost $29,854,000)		27,889,108
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(686,574)
NET ASSETS — 100.0%		$27,202,534
(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$26,715,555	$—	$26,715,555
Short-Term Investments	1,173,553	—	—	1,173,553
TOTAL INVESTMENTS	$1,173,553	$26,715,555	$—	$27,889,108
See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	299,965	$300,025	$408,183	$550,978	$(11)	$1	157,189	$157,220	$1,198
State Street Navigator Securities Lending Portfolio II	1,149,702	1,149,702	2,670,418	2,803,787	—	—	1,016,333	1,016,333	1,173
Total		$1,449,727	$3,078,601	$3,354,765	$(11)	$1		$1,173,553	$2,371

See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
 Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a  Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds  equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds  recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
The SPDR S&P Regional Banking ETF entered into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the year ended September 30, 2023, the Fund entered into total return swap contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2023 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.